UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

MAY 31, 2016

Alternative Solutions

ALTS  Morningstar Alternatives Solution ETF

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

Dividend Growers

NOBL  S&P 500 Dividend Aristocrats ETF

REGL  S&P MidCap 400 Dividend Aristocrats ETF

SMDV  Russell 2000 Dividend Growers ETF

EFAD  MSCI EAFE Dividend Growers ETF

EUDV  MSCI Europe Dividend Growers ETF

EMDV  MSCI Emerging Markets Dividend Growers ETF

S&P 500 Ex-Sector

SPXE  S&P 500® Ex-Energy ETF

SPXN  S&P 500® Ex-Financials ETF

SPXV  S&P 500® Ex-Health Care ETF

SPXT  S&P 500® Ex-Technology ETF

Currency Hedged

HGEU  Hedged FTSE Europe ETF

HGJP  Hedged FTSE Japan ETF

Interest Rate Hedged Bond

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

EMSH  Short Term USD Emerging Markets Bond ETF

Hedge Strategies

HDG  Hedge Replication ETF

FUT  Managed Futures Strategy ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

Inflation

RINF  Inflation Expectations ETF

Credit

WYDE  CDS Short North American HY Credit ETF

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short S&P Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

GDXS  UltraShort Gold Miners

GDJS  UltraShort Junior Miners

RXD  UltraShort Health Care

HBZ  UltraShort Homebuilders & Supplies

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SOP  UltraShort Oil & Gas Exploration & Production

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

SDP  UltraShort Utilities

ZBIO  UltraPro Short Nasdaq Biotechnology

FINZ  UltraPro Short Financial Select Sector

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 50

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 50

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

GDXX  Ultra Gold Miners

GDJJ  Ultra Junior Miners

RXL  Ultra Health Care

HBU  Ultra Homebuilders & Supplies

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

UOP  Ultra Oil & Gas Exploration & Production

URE  Ultra Real Estate

KRU  Ultra S&P Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

UBIO  UltraPro Nasdaq Biotechnology

FINU  UltraPro Financial Select Sector

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 50

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Management Discussion of Fund Performance
CXXXVII	Expense Examples
1	Schedule of Portfolio Investments
2	Alternative Solutions
3	Specialty Equity
11	Dividend Growers
23	S&P 500 Ex-Sector
31	Currency Hedged
36	Interest Rate Hedged Bond
46	Global Fixed Income
52	Hedge Strategies
62	Inflation
63	Credit
64	Geared
255	Statements of Assets and Liabilities
278	Statements of Operations
301	Statements of Changes in Net Assets
345	Financial Highlights
401	Notes to Financial Statements
453	Report of Independent Registered Public Accounting Firm
454	Board Approval of Investment Advisory Agreement
455	Federal Tax Information
457	Proxy Voting & Quarterly Portfolio Holdings Information
458	Trustees and Officers of ProShares Trust

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Annual Report for the 12 months ending May 31, 2016.

Stock Markets Volatile

Stock markets around the world suffered two significant declines during the 12-month period. Fears about slowing growth in China, an increase in U.S. interest rates and continued weakness in the oil sector sent shares tumbling in August 2015 and again in early 2016, with subsequent rebounds dependent on a variety of factors.

U.S. stock markets posted modestly positive results for the period, though riskier small-cap stocks declined. The S&P 500® and the Dow® were up 1.7% and 1.4%, respectively, while the S&P MidCap 400® was off 0.4% and the Russell 2000® Index was down 6.0%. U.S. economic growth has been sluggish and uneven, with stronger consumer spending and a healthier housing market offset by weakness in the corporate sector, partly a result of the strong U.S. dollar and the depressed energy sector.

Seven of 10 Dow Jones U.S. Industry Indices gained during the 12-month period. Utilities, telecom and consumer goods led the pack, up 15.4%, 10.7% and 8.5%, respectively. Oil and gas declined 12.6% on continued volatility in oil prices, while basic materials and health were down 6.9% and 4.7%, respectively.

Outside the United States, stock markets languished. The MSCI EAFE Index, which tracks developed markets outside North America, fell 9.7%. The MSCI Europe Index and the MSCI Japan Index declined 9.9% and 8.2%, respectively. Emerging markets suffered the worst declines, losing 17.6%, as measured by the MSCI Emerging Markets Index. European companies struggled to recover from the sell-off at the beginning of the year, partly a consequence of Europe's handling of the migrant crisis and the risk of Britain exiting the European Union, now likely to occur as a result of the Brexit vote on June 23, 2016. The Japanese yen's significant appreciation against the U.S. dollar hurt Japanese corporate profits and stock prices. Emerging markets, while rebounding from the low in January, were unable to recover losses sustained over the period, challenged by continued economic woes and low commodity prices.

Bond Markets Mostly Positive

Bond markets had mostly positive results for the 12-month period, with the Barclays U.S. Aggregate Bond Index up 3.0%. Treasurys posted solid returns, with the Ryan Labs Treasury 10 Year and 30 Year Indexes up 3.5% and 6.5%, respectively. Credit markets were mixed. The Markit iBoxx $ Liquid Investment Grade Index was up a healthy 4.5%, but the Markit iBoxx $ Liquid High Yield Index fell 1.4%.

ProShares Lineup Continues to Expand

A pioneer in the ETF industry with one of the largest lineups of ETFs, ProShares is celebrating its tenth anniversary this year. ProShares provides a variety of tactical and strategic opportunities for investors, including geared ETFs, alternative ETFs and ETFs focused on the companies with the longest track records of dividend growth. Our dividend growers suite has seen significant inflows in the last 12 months. For example, NOBL, has added more than $1 billion in assets, ending the period at nearly $2 billion. During the 12-month period, we launched the first S&P 500 ETFs that exclude a sector, an emerging markets dividend growers ETF, and a new managed futures ETF, adding a total of six new ETFs to help you manage risk or enhance returns.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

MANAGEMENT DISCUSSION
OF FUND PERFORMANCE

II :: MAY 31, 2016 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

Investment Strategies and Techniques:

One hundred and thirty (130) ProShares exchange-traded funds ("ETFs") were in existence for the entire period covered by this annual report. Fifteen (15) ETFs were launched during this period (each ProShares ETF, a "Fund" and, collectively, the "Funds").

Certain Funds are designed to match, before fees and expenses, the performance of an underlying index1 both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds").2 Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds").3

All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds").Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund's index for that period. During periods of higher market volatility, the volatility of a Fund's index may affect the Fund's return as much as or more than the return of the index.

ProShare Advisors LLC ("PSA"), the Funds' investment adviser, uses a passive approach in seeking to achieve the investment objective of each Matching and Geared Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its index.

When managing the Matching and Geared Funds, PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PSA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds. When managing the Active Funds, PSA uses its discretion to invest the assets of each Fund in the manner it believes is best suited to meet the Fund's investment objective.

The Funds, other than the ProShares Morningstar Alternatives Solution ETF (ALTS), ProShares DJ Brookfield Global Infrastructure ETF (TOLZ), ProShares Global Listed Private Equity (PEX), ProShares S&P 500 Aristocrats ETF (NOBL), ProShares S&P MidCap 400 Dividend Aristocrats ETF (REGL), ProShares Russell 2000 Dividend Growers ETF (SMDV), ProShares MSCI EAFE Dividend Growers ETF (EFAD), ProShares USD

Covered Bond (COBO), ProShares German Sovereign/Sub-Sovereign ETF (GGOV), and ProShares Short Term USD Emerging Markets Bond ETF (EMSH), make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, credit default swaps, futures contracts, forward contracts, and similar instruments ("derivatives"). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PSA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its index). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds seek to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives will have the effect of lowering the Fund's return. Although ProShares Morningstar Alternatives Solution ETF (ALTS) seeks to achieve its investment objective by investing primarily in underlying ProShares ETFs and does not directly invest in derivatives, certain of its underlying ProShares ETFs may obtain investment exposure through derivatives which in turn subjects ALTS to the risks associated with the use of derivatives.

Factors that Materially Affected the Performance of Each Fund during the Year Ended May 31, 20164:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts (if any) used by the Funds and their correlation to the relevant index or asset fees, expenses, and transaction costs; other miscellaneous factors; and, in the case of the Geared Funds, the volatility of the Fund's index (and its impact on compounding).

•  Index Performance: The performance of each Matching and Geared Fund's index and, in turn, the factors and market conditions affecting that index are principal factors driving Fund performance.5

1  The term "index" as used herein includes the Merrill Lynch Factor Model-Exchange Series benchmark.

2  As of May 31, 2016, the Matching Funds are: ProShares Morningstar Alternatives Solution ETF (ALTS); ProShares DJ Brookfield Global Infrastructure ETF (TOLZ); ProShares Global Listed Private Equity ETF (PEX); ProShares Large Cap Core Plus (CSM); ProShares S&P 500 Dividend Aristocrats ETF (NOBL); ProShares S&P MidCap 400 Dividend Aristocrats ETF (REGL); ProShares Russell 2000 Dividend Growers ETF (SMDV); ProShares MSCI EAFE Dividend Growers ETF (EFAD); ProShares High Yield-Interest Rate Hedged (HYHG); ProShares Investment Grade-Interest Rate Hedged (IGHG); ProShares USD Covered Bond (COBO); ProShares German Sovereign/Sub-Sovereign ETF (GGOV); ProShares Short Term USD Emerging Markets Bond ETF (EMSH); ProShares Hedge Replication ETF (HDG); ProShares Merger ETF (MRGR); ProShares RAFI® Long/Short (RALS); Inflation Expectations ETF (RINF); Hedged FTSE Europe ETF (HGEU) and Hedged FTSE Japan ETF (HGJP).

3  As of May 31, 2016, the Active Funds are ProShares CDS Short North American HY Credit ETF (WYDE) and Managed Futures Strategy ETF (FUT).

4  Past performance is not a guarantee of future results.

5  Unlike the Funds, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their Index. Performance of each Geared and Matching Fund will generally differ from the performance of the Fund's index.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2016 :: III

•  Active Management: The ability of PSA to successfully select investments and make investment decisions that are suited to achieving the Active Fund's investment objective.

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of its index return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher index volatility, compounding will cause Fund performance for periods longer than a single day to be more or less than the multiple of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with higher index returns),

Fund returns over longer periods can be higher than the multiple of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors:

  a) period of time; b) financing rates associated with derivatives; c) other Fund expenses; d) dividends and interest paid with respect to the securities in the index, e) the index's volatility; and f) the index's performance. Longer holding periods, higher index volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher index volatility, the volatility of an index may affect a Fund's return as much as or more than the return of its index. Daily volatility for the U.S. equity markets increased slightly from a year ago. The volatility for the S&P 500 for the year ended May 31, 2016, was 16.7%, which was higher than the prior year's volatility of 11.8%. The volatility of each index utilized by a Geared Fund is shown below.

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
S&P Oil & Gas Exploration & Production Select Industry Index*	47.0%
NYSE Arca Gold Miners Index	45.2%
Market Vectors Global Junior Gold Miners Index	43.9%
MSCI Brazil 25/50 Index	39.3%
NASDAQ Biotechnology Index® — For UltraPro Short Nasdaq Biotechnology and UltraPro Nasdaq Biotechnology*	33.4%
NASDAQ Biotechnology Index®	32.6%
FTSE Japan 100% Hedged to USD Index®*	28.8%
Dow Jones U.S. Oil & GasSM Index	28.7%
FTSE China 50 Index®	27.7%
S&P Regional Banks Select Industry Index	24.8%
MSCI Japan Index®	24.4%
Dow Jones U.S. Select Home Construction Index*	24.2%
Dow Jones U.S. SemiconductorsSM Index	23.7%
Dow Jones U.S. Basic MaterialsSM Index	22.1%
MSCI Mexico IMI 25/50 Index®	21.3%
FTSE Developed Europe 100% Hedged to USD Index®*	21.0%
MSCI Pacific ex-Japan Index®	20.3%
S&P Financial Select Sector Index	20.2%
Dow Jones U.S. TechnologySM Index	20.1%
Dow Jones U.S. Select TelecommunictionsSM Index	19.9%
Dow Jones U.S. Health CareSM Index	19.9%
NASDAQ-100 Index®	19.8%
FTSE Developed Europe Index®	19.3%
Russell 2000® Index	19.2%
Dow Jones U.S. FinancialsSM Index	19.2%
MSCI Emerging Markets Index®	18.7%
S&P SmallCap 600®	18.1%
MSCI Emerging Markets Dividend Masters Index*	17.5%
MSCI Europe Dividend Masters Index*	17.4%
Dow Jones U.S. IndustrialsSM Index	17.2%
Credit Suisse 130/30 Large Cap Index	17.2%
Dow Jones Brookfield Global Infrastructure Composite Index	17.2%
Dow Jones U.S. Real EstateSM Index	17.2%
S&P MidCap 400®	17.1%
Dow Jones U.S. Consumer ServicesSM Index	16.7%
S&P 500®	16.7%
Citi 30-Year TIPS (Treasury Rate-Hedged) Index	16.4%
MSCI EAFE Index®	16.2%

IV :: MAY 31, 2016 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
Dow Jones Industrial AverageSM	16.2%
Dow Jones U.S. UtilitiesSM Index	16.0%
S&P 500® Ex-Health Care Index*	15.8%
LPX Direct Listed Private Equity Index	15.7%
MSCI EAFE Dividend Masters Index*	15.6%
S&P 500® Ex-Information Technology & Telecommunication Services Index*	15.4%
S&P MidCap 400® Dividend Aristocrats Index	15.3%
S&P 500® Ex-Energy Index*	15.3%
S&P 500® Ex-Financials Index*	15.2%
S&P 500® Dividend Aristocrats® Index	14.9%
Dow Jones U.S. Consumer GoodsSM Index	14.8%
Russell 2000 Dividend Growth Index	14.4%
Barclays Capital U.S. 20+ Year Treasury Bond Index	14.4%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	10.8%
Citi High Yield (Treasury Rate-Hedged) Index	10.4%
Markit CDX North American High Yield Index	6.8%
Markit iBoxx $ Liquid High Yield Index	6.5%
Morningstar® Diversified Alternatives IndexSM	6.4%
Barclays U.S. 7-10 Year Treasury Bond Index	6.0%
Markit iBoxx $ Liquid Investment Grade Index	5.6%
Merrill Lynch Factor Model — Exchange Series	5.0%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	4.9%
S&P® Strategic Futures Index*	4.3%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	3.4%
Barclays U.S. 3-7 Year Treasury Bond Index	3.3%
S&P Merger Arbitrage Index	3.1%
FTSE RAFI US 1000 Long/Short Total Return Index	2.7%
DB Short Maturity Emerging Market Bond Index	2.5%
Solactive® Diversified USD Covered Bond Index	1.7%

•  Financing Rates Associated with Derivatives: The performance of Funds that use derivatives was impacted by the related financing costs. Instruments such as futures carry implied financing costs. Forward and swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR appreciated from 0.15% to 0.41% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 0.18% to 0.47%. Each Fund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most Funds with short/inverse derivative exposure generally benefited from financing rates. However, in low interest rate environments, LIBOR adjusted by the spread may actually result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium or income yield of the underlying assets to which they have exposure. The performance of Funds that provide inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and, with the exception of certain of the Matching and Active Funds, may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose indexes are more volatile, that seek to return a larger daily multiple of its index's return, that seek to return an inverse or inverse multiple of its index's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•  Miscellaneous factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that seeks to achieve its investment objective. Certain Geared or Matching Funds may obtain exposure to only a representative sample of the securities of their index and may not have investment exposure to all securities of the index or may have weightings that are different from that of

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2016 :: V

its index. Certain Geared or Matching funds may also obtain exposure to securities not contained in the relevant Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index.

  In addition, certain Funds invested in swap agreements that were based on ETFs that are designed to track the performance of the Fund's index rather than swap agreements that were based on the

Fund's index. Because the closing price of an ETF may not perfectly track the performance of its index, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's index. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF may correlate less with its index than a Fund investing in swap agreements based directly on the Fund's index.

VI :: MAY 31, 2016 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ALTERNATIVE SOLUTIONS PROSHARES

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). For the year ended May 31, 2016, the Fund had a total return of –3.25%1. For the same period, the Index had a total return of –3.09%2 and a volatility of 6.41%. For the period, the Fund had an average daily volume of 10,785 shares.

The Fund takes positions in exchange-traded funds ("ETFs") that should have similar return characteristics as the Index. The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates its assets among a comprehensive set of alternative ETFs, each of which is a ProShares ETF, that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Morningstar Alternatives Solution ETF from October 8, 2014 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (10/08/14)
ProShares Morningstar Alternatives Solution ETF	-3.25%	-1.03%
Morningstar Diversified Alternatives Index	-3.09%	-0.85%

Expense Ratios**

Fund	Gross	Net
ProShares Morningstar Alternatives Solution ETF	1.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Merger ETF	24.2%
ProShares Managed Futures Strategy ETF	20.1%
ProShares RAFI Long/Short	19.2%
ProShares Hedge Replication ETF	15.5%
ProShares Global Listed Private Equity ETF	12.9%

Morningstar Diversified Alternatives Index – Composition

Strategy	% of Index
Long/Short	24.2%
Managed Futures	20.1%
Market Neutral	19.2%
Hedge Fund Replication	15.5%
Private Equity	12.9%
Infrastructure	5.9%
Inflation	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MORNINGSTAR ALTERNATIVES SOLUTION ETF ALTS :: VII

SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of –6.68%1. For the same period, the Index had a total return of –7.05%2 and a volatility of 17.18%. For the period, the Fund had an average daily volume of 6,572 shares.

The Fund takes positions in securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares DJ Brookfield Global Infrastructure ETF from March 25, 2014 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (3/25/14)
ProShares DJ Brookfield Global Infrastructure ETF	-6.68%	2.25%
Dow Jones Brookfield Global Infrastructure Composite Index	-7.05%	2.00%

Expense Ratios**

Fund	Gross	Net
ProShares DJ Brookfield Global Infrastructure ETF	1.22%	0.46%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Master Limited Partnerships	14%
Investment Companies	1%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid PLC	7.8%
American Tower Corp.	5.3%
Crown Castle International Corp.	3.6%
PG&E Corp.	3.5%
Enbridge, Inc.	3.4%

Dow Jones Brookfield Global Infrastructure Composite Index – Composition

% of Index
Oil & Gas Storage & Transportation	28.7%
Electricity Transmission & Distribution	21.6%
Master Limited Partnerships	14.4%
Communications	12.0%
Toll Roads	6.9%
Water	6.5%
Airports	5.4%
Diversified	3.5%
Ports	1.0%

Dow Jones Brookfield Global Infrastructure Composite Index – Country

% of Index
United States	51.4%
United Kingdom	11.7%
Canada	10.1%
Other	5.8%
Spain	5.7%
Australia	5.2%
Italy	3.9%
China	2.6%
France	2.0%
Hong Kong	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 1.57%1. For the same period, the Index had a total return of 2.38%2 and a volatility of 15.67%. For the period, the Fund had an average daily volume of 3,208 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Global Listed Private Equity ETF from February 26, 2013 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/26/13)
ProShares Global Listed Private Equity ETF	1.57%	7.20%
LPX Direct Listed Private Equity Index	2.38%	7.97%

Expense Ratios**

Fund	Gross	Net
ProShares Global Listed Private Equity ETF	4.31%	2.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Investment Companies	6%
Master Limited Partnerships	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company		% of Net Assets
3	i Group PLC	12.0%
Onex Corp.		9.8%
Ares Capital Corp.		9.0%
American Capital Ltd.		7.3%
Brait SE		5.7%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	41.6%
United Kingdom	23.8%
Canada	9.9%
France	9.8%
South Africa	5.7%
Germany	3.8%
Belgium	2.4%
Sweden	1.7%
Switzerland	1.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: IX

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 2.38%1. For the same period, the Index had a total return of 2.87%2 and a volatility of 17.22%. For the period, the Fund had an average daily volume of 48,692 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should track the performance of the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

During the year ended May 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Large Cap Core Plus from July 13, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (7/13/09)
ProShares Large Cap Core Plus	2.38%	11.88%	15.88%
Credit Suisse 130/30 Large Cap Index	2.87%	12.71%	16.85%

Expense Ratios**

Fund	Gross	Net
ProShares Large Cap Core Plus	0.97%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	36%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.9%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.2%
Facebook, Inc., Class A	1.2%
Berkshire Hathaway, Inc., Class B	1.1%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Financials	19.8%
Information Technology	15.5%
Consumer Discretionary	14.9%
Health Care	12.3%
Industrials	10.6%
Energy	7.9%
Consumer Staples	7.5%
Utilities	5.3%
Materials	4.3%
Telecommunication Services	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: CSM LARGE CAP CORE PLUS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 7.64%1. For the same period, the Index had a total return of 8.17%2 and a volatility of 14.85%. For the period, the Fund had an average daily volume of 223,660 shares.

The Fund takes positions in equity securities that should track the performance of the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500® , have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares S&P 500 Aristocrats ETF from October 9, 2013 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (10/09/13)
ProShares S&P 500 Dividend Aristocrats ETF	7.64%	13.24%
S&P 500 Dividend Aristocrats Index	8.17%	13.69%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500 Dividend Aristocrats ETF	0.58%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
S&P Global, Inc.	2.2%
Archer-Daniels-Midland Co.	2.2%
Cincinnati Financial Corp.	2.1%
McCormick & Co., Inc. (Non-Voting)	2.1%
C.R. Bard, Inc.	2.1%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	26.4%
Industrials	16.1%
Health Care	13.9%
Financials	12.1%
Consumer Discretionary	11.8%
Materials	9.7%
Energy	4.0%
Telecommunication Services	2.1%
Utilities	2.0%
Information Technology	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: XI

ProShares S&P MidCap 400 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 13.81%1. For the same period, the Index had a total return of 14.13%2 and a volatility of 15.34%. For the period, the Fund had an average daily volume of 9,910 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index and have increased dividend payments each year for at least 15 years. The Index includes all companies meeting these requirements with a minimum of 40 stocks, each of which is equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in S&P MidCap 400 Dividend Aristocrats ETF from February 3, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/03/15)
ProShares S&P MidCap 400 Dividend Aristocrats ETF	13.81%	11.18%
S&P MidCap 400 Dividend Aristocrats Index	14.13%	11.51%

Expense Ratios**

Fund	Gross	Net
ProShares S&P MidCap 400 Dividend Aristocrats ETF	2.88%	0.40%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Albemarle Corp.	2.5%
MDU Resources Group, Inc.	2.5%
CDK Global, Inc.	2.5%
Lancaster Colony Corp.	2.3%
Nordson Corp.	2.3%

S&P MidCap 400 Dividend Aristocrats Index – Composition

% of Index
Financials	28.0%
Utilities	20.0%
Industrials	17.3%
Materials	12.9%
Consumer Staples	6.8%
Consumer Discretionary	6.2%
Health Care	4.3%
Information Technology	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: REGL S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 15.71%1. For the same period, the Index had a total return of 16.22%2 and a volatility of 14.43%. For the period, the Fund had an average daily volume of 11,746 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by Russell Investments, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years, and are not in the bottom 20% of Russell 2000 Index liquidity based on 20 day average daily dollar trading volume. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Russell 2000 Dividend Growers ETF from February 3, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/03/15)
ProShares Russell 2000 Dividend Growers ETF	15.71%	10.76%
Russell 2000 Dividend Growth Index	16.22%	11.21%

Expense Ratios**

Fund	Gross	Net
ProShares Russell 2000 Dividend Growers ETF	3.14%	0.40%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Raven Industries, Inc.	2.2%
Andersons, Inc. (The)	2.0%
Southside Bancshares, Inc.	2.0%
Prosperity Bancshares, Inc.	2.0%
Brady Corp., Class A	2.0%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	25.8%
Financials	21.5%
Industrials	20.5%
Consumer Staples	14.4%
Health Care	5.3%
Consumer Discretionary	5.0%
Materials	3.7%
Information Technology	2.0%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: XIII

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of –7.23%1. For the same period, the Index had a total return of –6.77%2 and a volatility of 15.59%. For the period, the Fund had an average daily volume of 8,188 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI EAFE Dividend Growers ETF from August 19, 2014 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (8/19/14)
ProShares MSCI EAFE Dividend Growers ETF	-7.23%	-4.55%
MSCI EAFE Dividend Masters Index	-6.77%	-3.96%

Expense Ratios**

Fund	Gross	Net
ProShares MSCI EAFE Dividend Growers ETF	2.01%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Roche Holding AG	1.9%
Novartis AG	1.9%
ARM Holdings PLC	1.9%
Prudential PLC	1.9%
Sanofi	1.9%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Health Care	25.9%
Consumer Staples	17.9%
Industrials	16.2%
Consumer Discretionary	12.1%
Utilities	9.2%
Financials	7.6%
Materials	7.3%
Energy	2.0%
Information Technology	1.8%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	41.4%
Switzerland	10.6%
Japan	9.8%
Other	9.0%
France	7.0%
Spain	5.6%
Australia	5.6%
Denmark	5.4%
Germany	3.5%
New Zealand	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). From inception on September 9, 2015 to May 31, 2016, the Fund had a total return of –2.22%1. For the same period, the Index had a total return of –1.83%2 and a volatility of 17.44%. For the period, the Fund had an average daily volume of 4,929 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI Europe Dividend Growers ETF from September 9, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (9/09/15)
ProShares MSCI Europe Dividend Growers ETF	-2.22%
MSCI Europe Dividend Masters Index	-1.83%

Expense Ratios**

Fund	Gross	Net
ProShares MSCI Europe Dividend Growers ETF	0.98%	0.55%

**Reflects the expense ratio as reported in the Prospectus dated September 9, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chocoladefabriken Lindt & Spruengli AG, Class PC	2.9%
Roche Holding AG	2.2%
ARM Holdings PLC	2.1%
Novartis AG	2.1%
Prudential PLC	2.1%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Health Care	20.9%
Industrials	18.7%
Consumer Staples	18.5%
Consumer Discretionary	13.8%
Financials	8.6%
Materials	8.4%
Utilities	6.6%
Energy	2.3%
Information Technology	2.2%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	47.7%
Switzerland	14.2%
France	8.0%
Spain	6.5%
Germany	6.4%
Denmark	6.3%
Netherlands	4.3%
Norway	2.2%
Belgium	2.2%
Ireland	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: XV

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). From inception on January 25, 2016 to May 31, 2016, the Fund had a total return of 14.11%1. For the same period, the Index had a total return of 14.33%2 and a volatility of 17.53%. For the period, the Fund had an average daily volume of 2,387 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

As the ProShares MSCI Emerging Markets Dividend Growers ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares MSCI Emerging Markets Dividend Growers ETF	1.04%	0.60%

*Reflects the expense ratio as reported in the Prospectus dated January 21, 2016. Contractual fee waivers are in effect through September 30, 2017.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Larsen & Toubro Ltd.	2.0%
Merida Industry Co. Ltd.	1.9%
Tencent Holdings Ltd.	1.9%
ITC Ltd.	1.9%
Capitec Bank Holdings Ltd.	1.9%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Financials	29.8%
Consumer Staples	14.7%
Information Technology	14.2%
Consumer Discretionary	11.3%
Utilities	7.1%
Energy	7.0%
Industrials	6.1%
Materials	4.9%
Health Care	3.3%
Telecommunication Services	1.6%

MSCI Emerging Markets Dividend Masters Index – Country

% of Index
China	22.0%
India	19.2%
South Africa	14.7%
Taiwan	8.7%
Colombia	5.3%
Korea	5.1%
Indonesia	4.6%
Russia	3.6%
Turkey	3.5%
Thailand	3.5%
Other	9.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations. The Fund's Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to Generally Accepted Accounting Principles (GAAP). Accordingly, differences may exist between this data and similar information reported in the financial statements.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

S&P 500 EX-SECTOR PROSHARES

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Energy Index (the "Index"). From inception on September 22, 2015 to May 31, 2016, the Fund had a total return of 9.28%1. For the same period, the Index had a total return of 9.54%2 and a volatility of 15.27%. For the period, the Fund had an average daily volume of 3,787 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Energy ETF from September 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (9/22/15)
ProShares S&P 500® Ex-Energy ETF	9.28%
S&P 500® Ex-Energy Index	9.54%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500® Ex-Energy ETF	0.27%	0.27%

**Reflects the expense ratio as reported in the Prospectus dated September 17, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	2.5%
Johnson & Johnson	1.8%
General Electric Co.	1.7%
Amazon.com, Inc.	1.6%

S&P 500 Ex-Energy Index – Composition

% of Index
Information Technology	21.9%
Financials	17.5%
Health Care	15.8%
Consumer Discretionary	13.5%
Consumer Staples	10.9%
Industrials	10.8%
Utilities	3.6%
Materials	3.1%
Telecommunication Services	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: S&P 500® EX-ENERGY ETF SPXE :: XVII

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials Index (the "Index"). From inception on September 22, 2015 to May 31, 2016, the Fund had a total return of 10.00%1. For the same period, the Index had a total return of 10.27%2 and a volatility of 15.15%. For the period, the Fund had an average daily volume of 2,860 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Financials ETF from September 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (9/22/15)
ProShares S&P 500® Ex-Financials ETF	10.00%
S&P 500® Ex-Financials Index	10.27%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500® Ex-Financials ETF	0.27%	0.27%

**Reflects the expense ratio as reported in the Prospectus dated September 17, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.6%
Microsoft Corp.	2.7%
Exxon Mobil Corp.	2.4%
Johnson & Johnson	2.0%
General Electric Co.	1.8%

S&P 500 Ex-Financials
Index – Composition

% of Index
Information Technology	24.3%
Health Care	17.6%
Consumer Discretionary	15.0%
Consumer Staples	12.0%
Industrials	12.0%
Energy	8.5%
Utilities	4.0%
Materials	3.4%
Telecommunication Services	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: SPXN S&P 500® EX-FINANCIALS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). From inception on September 22, 2015 to May 31, 2016, the Fund had a total return of 10.45%1. For the same period, the Index had a total return of 10.72%2 and a volatility of 15.83%. For the period, the Fund had an average daily volume of 3,339 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Health Care ETF from September 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (9/22/15)
ProShares S&P 500® Ex-Health Care ETF	10.45%
S&P 500® Ex-Health Care Index	10.72%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500® Ex-Health Care ETF	0.27%	0.27%

**Reflects the expense ratio as reported in the Prospectus dated September 17, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.5%
Microsoft Corp.	2.7%
Exxon Mobil Corp.	2.4%
General Electric Co.	1.8%
Amazon.com, Inc.	1.8%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	23.9%
Financials	19.1%
Consumer Discretionary	14.7%
Consumer Staples	11.8%
Industrials	11.8%
Energy	8.4%
Utilities	3.9%
Materials	3.3%
Telecommunication Services	3.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: S&P 500® EX-HEALTH CARE ETF SPXV :: XIX

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology & Telecommunication Services Index (the "Index"). From inception on September 22, 2015 to May 31, 2016, the Fund had a total return of 8.54%1. For the same period, the Index had a total return of 8.81%2 and a volatility of 15.43%. For the period, the Fund had an average daily volume of 2,228 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology & Telecommunication Services Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Technology ETF from September 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (9/22/15)
ProShares S&P 500® Ex-Technology ETF	8.54%
S&P 500® Ex-Information Technology & Telecommunication Services Index	8.81%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500® Ex-Technology ETF	0.27%	0.27%

**Reflects the expense ratio as reported in the Prospectus dated September 17, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.6%
Johnson & Johnson	2.2%
General Electric Co.	2.0%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.9%

S&P 500 Ex-Information Technology & Telecommunication Services
Index – Composition

% of Index
Financials	21.2%
Health Care	19.1%
Consumer Discretionary	16.3%
Consumer Staples	13.1%
Industrials	13.0%
Energy	9.3%
Utilities	4.3%
Materials	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: SPXT S&P 500® EX-TECHNOLOGY ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

CURRENCY HEDGED PROSHARES

ProShares Hedged FTSE Europe ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the FTSE Developed Europe 100% Hedged to USD Index® (the "Index"). From inception on June 23, 2015 to May 31, 2016, the Fund had a total return of –7.47%1. For the same period, the Index had a total return of –7.30%2 and a volatility of 21.01%. For the period, the Fund had an average daily volume of 7,918 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index is a free float-adjusted market cap weighted index comprised of those European stocks that comprise approximately the top 90% of the market capitalization of the European stock market, screened for liquidity.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedged FTSE Europe ETF from June 23, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/23/15)
ProShares Hedged FTSE Europe ETF	-7.47%
FTSE Developed Europe 100% Hedged to USD Index	-7.30%

Expense Ratios**

Fund	Gross	Net
ProShares Hedged FTSE Europe ETF	0.27%	0.27%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Forward Currency Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle S.A.	2.8%
Roche Holding AG	2.3%
Novartis AG	2.1%
HSBC Holdings PLC	1.6%
British American Tobacco PLC	1.4%

FTSE Developed Europe 100% Hedged to USD Index – Composition

% of Index
Financials	21.1%
Consumer Staples	15.3%
Health Care	13.7%
Industrials	12.1%
Consumer Discretionary	11.5%
Materials	7.1%
Energy	6.3%
Telecommunication Services	4.7%
Utilities	4.1%
Information Technology	4.1%

FTSE Developed Europe 100% Hedged to USD Index – Country

% of Index
United Kingdom	31.4%
France	14.6%
Switzerland	13.9%
Germany	13.8%
Spain	4.9%
Netherlands	4.8%
Sweden	4.4%
Italy	3.4%
Others	3.4%
Denmark	3.1%
Belgium/Luxembourg	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: HEDGED FTSE EUROPE ETF HGEU :: XXI

ProShares Hedged FTSE Japan ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the FTSE Japan 100% Hedged to USD Index® (the "Index"). From inception on June 23, 2015 to May 31, 2016, the Fund had a total return of –18.16%1. For the same period, the Index had a total return of –17.88%2 and a volatility of 28.80%. For the period, the Fund had an average daily volume of 8,221 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index is a free float-adjusted market cap weighted index comprised of those Japanese stocks that comprise approximately the top 90% of the market capitalization of the Japanese stock market, screened for liquidity.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedged FTSE Japan ETF from June 23, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/23/15)
ProShares Hedged FTSE Japan ETF	-18.16%
FTSE Japan 100% Hedged to USD Index	-17.88%

Expense Ratios**

Fund	Gross	Net
ProShares Hedged FTSE Japan ETF	0.23%	0.23%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Forward Currency Contracts	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Toyota Motor Corp.	4.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
KDDI Corp.	1.7%
SoftBank Group Corp.	1.6%
Honda Motor Co. Ltd.	1.6%

FTSE Japan 100% Hedged to
USD Index – Composition

% of Index
Consumer Discretionary	20.6%
Industrials	20.5%
Financials	16.4%
Information Technology	10.0%
Consumer Staples	9.1%
Health Care	8.8%
Materials	6.2%
Telecommunication Services	5.3%
Utilities	2.3%
Energy	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: HGJP HEDGED FTSE JAPAN ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

INTEREST RATE HEDGED BOND PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of –6.79%1. For the same period, the Index had a total return of –5.35%2 and a volatility of 10.37%. For the period, the Fund had an average daily volume of 12,374 shares.

The Fund takes positions in debt securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by either Moody's Investors Service, Inc or Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

During the year ended May 31, 2016, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares High Yield-Interest Rate Hedged from May 21, 2013 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (5/21/13)
ProShares High Yield-Interest Rate Hedged	-6.79%	-1.81%
Citi High Yield (Treasury Rate-Hedged) Index	-5.35%	-0.56%

Expense Ratios**

Fund	Gross	Net
ProShares High Yield-Interest Rate Hedged	0.81%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26	2.1%
Sprint Corp., 7.88%, due 09/15/23	1.8%
Dollar Tree, Inc., 5.75%, due 03/01/23	1.7%
Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	1.7%
DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	1.6%

Citi High Yield (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	83.2%
Utilities	11.9%
Financials	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: XXIII

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of –0.48%1. For the same period, the Index had a total return of –0.32%2 and a volatility of 3.44%. For the period, the Fund had an average daily volume of 16,729 shares.

The Fund takes positions in debt securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

During the year ended May 31, 2016, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Investment Grade-Interest Rate Hedged from November 5, 2013 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (11/05/13)
ProShares Investment Grade-Interest Rate Hedged	-0.48%	0.12%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	-0.32%	0.60%

Expense Ratios**

Fund	Gross	Net
ProShares Investment Grade-Interest Rate Hedged	0.63%	0.30%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	96%
Futures Contracts	(96%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.7%
Wells Fargo & Co., 3.00%, due 02/19/25	1.3%
Morgan Stanley, 5.00%, due 11/24/25	1.3%
Oracle Corp., 6.13%, due 07/08/39	1.3%
HSBC Holdings PLC, 6.80%, due 06/01/38	1.2%

Citi Corporate Investment Grade (Treasury Rate-Hedged) Index – Composition

% of Investment Grade Bonds
Industrials	57.8%
Financials	33.0%
Utilities	9.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 1.35%1. For the same period, the Index had a total return of 1.82%2 and a volatility of 1.68%. For the period, the Fund had an average daily volume of 366 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity, have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000, be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares USD Covered Bond from May 21, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (5/21/12)
ProShares USD Covered Bond	1.35%	1.50%
Solactive Diversified USD Covered Bond Index	1.82%	1.96%

Expense Ratios**

Fund	Gross	Net
ProShares USD Covered Bond	2.53%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Westpac Banking Corp., 1.85%, due 11/26/18	6.7%
Royal Bank of Canada, 1.88%, due 02/05/20	5.8%
Westpac Banking Corp., 2.10%, due 02/25/21	5.5%
Westpac Banking Corp., 2.00%, due 03/03/20	5.3%
Royal Bank of Canada, 2.00%, due 10/01/18	5.0%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Australia	36.8%
Canada	32.5%
Sweden	10.9%
Norway	9.0%
Netherlands	4.7%
Germany	3.1%
France	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the net asset value ("NAV") of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: USD COVERED BOND COBO :: XXV

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 3.37%1. For the same period, the Index had a total return of 3.84%2 and a volatility of 10.81%. For the period, the Fund had an average daily volume of 35,711 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated "Investment Grade" or higher (based on an average of ratings issued by Moody's Investor Services, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc., have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least 18 months at the time the Index is rebalanced.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares German Sovereign/Sub-Sovereign ETF from January 24, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (1/24/12)
ProShares German Sovereign/Sub-Sovereign ETF	3.37%	-0.86%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	3.84%	-0.29%

Expense Ratios**

Fund	Gross	Net
ProShares German Sovereign/Sub-Sovereign ETF	3.49%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	96%
Total Exposure	96%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Bundesrepublik Deutschland, 0.50%, due 02/15/25	5.0%
KFW, 0.13%, due 06/01/20	4.9%
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.8%
KFW, 0.00%, due 12/07/18	4.8%
Bundesrepublik Deutschland, 1.00%, due 08/15/25	4.8%

Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index – Composition

% of Index
Sub-Sovereigns	76.0%
Sovereigns	24.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: GGOV GERMAN SOVEREIGN/SUB-SOVEREIGN ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DB Short Maturity Emerging Market Bond Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 6.77%1. For the same period, the Index had a total return of 6.95%2 and a volatility of 2.47%. For the period, the Fund had an average daily volume of 1,108 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Term USD Emerging Markets Bond ETF from November 19, 2013 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year		Since Inception (11/19/13)
ProShares Short Term USD Emerging Markets Bond ETF	6.77	%**	3.50	%**
DB Short Maturity Emerging Market Bond Index	6.95%		3.54%

Expense Ratios***

Fund	Gross	Net
ProShares Short Term USD Emerging Markets Bond ETF	1.77%	0.50%

**The Fund's Average Annual Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to Generally Accepted Accounting Principles (GAAP). Accordingly, differences may exist between this data and similar information reported in the financial statements.

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	94%
Total Exposure	94%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Ukraine Government International Bond, 7.75%, due 09/01/20	6.9%
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, due 10/10/18	6.2%
SoQ Sukuk A Q.S.C, 2.10%, due 01/18/18	5.3%
Indonesia Government International Bond, 6.88%, due 01/17/18	4.6%
Korea International Bond, 7.13%, due 04/16/19	4.5%

DB Short Maturity Emerging Market Bond Index – Country

% of Index
Others	21.9%
Ukraine	11.7%
Brazil	10.0%
Mexico	9.5%
Turkey	9.3%
Russian Federation	9.0%
Indonesia	7.8%
Korea, Republic of	7.6%
Qatar	5.4%
Kazakhstan	4.4%
Colombia	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: XXVII

HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). For the year ended May 31, 2016, the Fund had a total return of –3.06%1. For the same period, the Benchmark had a total return of –2.15%2 and a volatility of 5.02%. For the period, the Fund had an average daily volume of 7,514 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Benchmark. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the Factors of the Benchmark. These derivatives generally tracked the performance of the underlying benchmark and the Fund was generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from July 12, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (7/12/11)
ProShares Hedge Replication ETF	-3.06%	1.04%
Merrill Lynch Factor Model — Exchange Series Benchmark	-2.15%	1.99%

Expense Ratios**

Fund	Gross	Net
ProShares Hedge Replication ETF	2.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	10%
U.S. Treasury Bill	70%
Swap Agreements (Long)	21%
Short Euro Futures Contracts	(9%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.1%
Microsoft Corp.	0.1%
Exxon Mobil Corp.	0.1%
Johnson & Johnson	0.1%
General Electric Co.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	64.6%
MSCI EAFE US Dollar Net Total Return Index	13.5%
Russell 2000® Total Return Index	8.2%
MSCI Emerging Markets US Dollar Net Total Return Index	5.9%
Proshares UltraShort Euro ETF	4.2%
S&P 500® Total Return Index	3.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Benchmark. The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: HDG HEDGE REPLICATION ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Manged Futures Strategy ETF (the "Fund") seeks to achieve positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). From inception on February 17, 2016 to May 31, 2016, the Fund had a total return of –0.57%1. For the same period, the Benchmark had a total return of –0.31%2 and a volatility of 4.32%. For the period, the Fund had an average daily volume of 5,339 shares.

The Fund takes positions in a portfolio of commodity futures contracts ("Commodity Futures Contracts") and currency and U.S. Treasury futures contracts ("Financial Futures Contracts") (collectively, "Futures Contracts"). The Fund attempts to capture the economic benefit derived from rising and declining trends based on the price changes of these Futures Contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor. The Benchmark seeks to capture the economic benefit from trends (in either direction) in the commodity, foreign currency and fixed income markets by taking long or short positions in related futures contracts. The Fund is not an index tracking exchange-traded fund.

As the ProShares Managed Futures Strategy ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares Managed Futures Strategy ETF	0.75%	0.75%

*Reflects the expense ratio as reported in the Prospectus dated February 12, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	33%
Commodity Futures Contracts (Short)	(9%)
Currency Futures Contracts (Long)	30%
U.S. Treasury Notes Futures Contracts (Long)	11%
U.S. Treasury Bonds Futures Contracts (Long)	19%
Total Exposure	84%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures Index – Composition

Commodities Holdings	% of Benchmark
Cotton	4.2%
Soybeans	3.4%
Cocoa	3.1%
Corn	3.1%
Gold	3.0%
Sugar	2.7%
Lean Hogs	2.7%
Copper	2.3%
Wheat	2.3%
Silver	1.5%
Unleaded Gas	1.5%
Heating Oil	1.3%
Crude Oil	1.2%
Natural Gas	(1.9%)
Coffee	(2.1%)
Live Cattle	(5.1%)
Currency Exposure	% of Benchmark
Japanese Yen	7.0%
Swiss Franc	5.2%
British Pound	4.7%
Canadian Dollar	4.5%
Euro	4.4%
Australian Dollar	3.2%
Fixed Income Holdings	% of Benchmark
10 Year Note	10.6%
30 Year Bond	19.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The total return reflect the returns and interest earned on hypothetical fully collateralized contract positions on the commodities included in the Benchmark (S&P SFI). The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MANAGED FUTURES STRATEGY ETF FUT :: XXIX

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). For the year ended May 31, 2016, the Fund had a total return of 0.54%1. For the same period, the Index had a total return of 1.78%2 and a volatility of 3.08%. For the period, the Fund had an average daily volume of 4,252 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

During the year ended May 31, 2016, the Fund invested in swap agreements and forward currency contracts as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Merger ETF from December 11, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (12/11/12)
ProShares Merger ETF	0.54%	-1.46%
S&P Merger Arbitrage Index	1.78%	-0.02%

Expense Ratios**

Fund	Gross	Net
ProShares Merger ETF	4.94%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
U.S. Treasury Bill	—
Swap Agreements (Long)	23%
Swap Agreements (Short)	(29%)
Forward Currency Contracts	(23%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
FirstMerit Corp.	3.0%
Integrated Device Technology, Inc.	2.8%
Memorial Resource Development Corp.	2.8%
KLA-Tencor Corp.	2.7%
ITC Holdings Corp.	2.7%

S&P Merger Arbitrage Index – Composition

% of Index
Information Technology	26.2%
Financials	17.3%
Industrials	12.4%
Energy	9.2%
Health Care	9.1%
Materials	8.4%
Utilities	7.5%
Consumer Discretionary	5.8%
Telecommunication Services	4.1%

Regional Exposure

% of Index
United States	76.0%
Australia	3.9%
Italy	3.2%
New Zealand	3.2%
Singapore	3.1%
Sweden	3.1%
Netherlands	3.0%
Spain	3.0%
Switzerland	2.8%
Canada	(1.3%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: MRGR MERGER ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index")**. For the year ended May 31, 2016, the Fund had a total return of –2.70%1. For the same period, the Index had a total return of –0.44%2 and a volatility of 2.71%. For the period, the Fund had an average daily volume of 12,610 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long equity positions consist of the FTSE RAFI US 1000 Total Return Index, and the short equity positions consist of the Russell 1000 Total Return Index. By going long a fundamental index and short a market cap index, the Index seeks to capitalize on a theory that traditional index weighting based on market capitalization results in overweighting of overpriced securities and underweighting of underpriced securities.

During the year ended May 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of the underlying index and the Fund was generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares RAFI® Long/Short from December 2, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (12/02/10)
ProShares RAFI® Long/Short	-2.70%	0.21%	0.85%
RAFI US Equity Long/Short Index**,***	-0.23%	1.68%	2.33%
FTSE RAFI US 1000 Long/Short Total Return Index**	-0.44%	-0.03%	0.11%

Expense Ratios****

Fund	Gross	Net
ProShares RAFI® Long/Short	1.34%	0.95%

**As of March 1, 2016, the Fund's underlying index changed from RAFI US Equity Long/Short Index to FTSE RAFI US 1000 Long/Short Total Return Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Total returns are as of March 18, 2016 due to retirement of the Index.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2017.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements (Long)	6%
Swap Agreements (Short)	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
Chevron Corp.	2.0%
JPMorgan Chase & Co.	1.7%
AT&T, Inc.	1.7%
Apple, Inc.	1.5%

FTSE RAFI US 1000 Long/Short
Total Return Index – Composition

% of Index
Financials	19.5%
Information Technology	16.2%
Health Care	12.1%
Consumer Discretionary	11.8%
Industrials	10.4%
Energy	10.2%
Consumer Staples	9.1%
Utilities	4.1%
Materials	3.7%
Telecommunication Services	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: RAFI® LONG/SHORT RALS :: XXXI

INFLATION PROSHARES

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index")**. For the year ended May 31, 2016, the Fund had a total return of –9.60%1. For the same period, the Index had a total return of –6.48%2 and a volatility of 16.38%. For the period, the Fund had an average daily volume of 25,709 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration to the TIPS. The Index seeks to achieve an overall effective duration of zero.

During the year ended May 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Inflation Expectations ETF from January 10, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (1/10/12)
ProShares Inflation Expectations ETF	-9.60%	-7.01%
Credit Suisse 30-Year Inflation Breakeven Index**	-9.17%	-5.96%
Citi 30-Year TIPS (Treasury Rate-Hedged) Index**	-6.48%	-2.20	%***

Expense Ratios****

Fund	Gross	Net
ProShares Inflation Expectations ETF	3.96%	0.75%

**As of April 18, 2016, the Fund's underlying index changed from Credit Suisse 30-Year Inflation Breakeven Index to Citi 30-Year TIPS (Treasury Rate-Hedged) Index. The change was made in order to match the Fund's underlying index to its Investment Objective.

***Annualized total return from January 31, 2012 to May 31, 2016.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2017.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	84%
Swap Agreements (Long)	16%
Swap Agreements (Long exposure to inverse index)	(113%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Citi 30-Year TIPS (Treasury Rate-Hedged) Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(113.2%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: RINF INFLATION EXPECTATIONS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

CREDIT PROSHARES

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide inverse exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers. For the year ended May 31, 2016, the Fund had a total return of –3.73%1. For the same period, the Markit CDX North American High Yield Index had a total return of 2.48%2 and a volatility of 6.80%. For the period, the Fund had an average daily volume of 1,041 shares.

The Fund takes positions in centrally cleared, index-based credit default swaps ("CDS") that, in combination, should have economic characteristics that correlate to the inverse of North American high yield credit market. The Fund sought greater relative liquidity by only holding the most recent on-the-run (most recently issued series) and the first off-the-run (second most recently issued series) of high yield CDS.

During the year ended May 31, 2016, credit spreads (i.e., the level of additional yield that is paid on corporate bonds as compared to Treasury securities) widened from 3.33% at the start of the period to a high point of 6.52% in February, 2016, before tightening through the end of the year to end at 4.61%. The Fund was negatively impacted by this tightening during the latter part of the period and benefited from two credit event — the bankruptcies of Sabine and Peabody, that occurred during the period.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares CDS Short North American High Yield ETF from August 5, 2014 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (8/05/14)
ProShares CDS Short North American HY Credit ETF	-3.73%	-4.47%
Markit CDX North American High Yield Index	2.48%	3.40%

Expense Ratios**

Fund	Gross	Net
ProShares CDS Short North American HY Credit ETF	1.45%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(98%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	24.0%
Financials	15.0%
Communications	14.0%
Materials	11.0%
Energy	10.0%
Technology	6.0%
Health Care	6.0%
Consumer Staples	5.0%
Utilities	5.0%
Industrials	4.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: CDS SHORT NORTH AMERICAN HY CREDIT ETF WYDE :: XXXIII

GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –4.78%1. For the same period, the Index had a total return of 1.72%2 and a volatility of 16.65%. For the period, the Fund had an average daily volume of 6,308,405 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short S&P500®	-4.78%	-13.15%	-9.95%
S&P 500	1.72%	11.65%	7.69%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P500®	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.4%
Financials	16.3%
Health Care	14.7%
Consumer Discretionary	12.6%
Consumer Staples	10.1%
Industrials	10.0%
Energy	7.1%
Utilities	3.3%
Materials	2.8%
Telecommunication Services	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: SH SHORT S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016 the Fund had a total return of –5.86%1. For the same period, the Index had a total return of 1.67%2 and a volatility of 19.82%. For the period, the Fund had an average daily volume of 537,842 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ® from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short QQQ®	-5.86%	-16.50%	-14.52%
NASDAQ-100 Index	1.67%	15.23%	12.43%

Expense Ratios**

Fund	Gross	Net
ProShares Short QQQ®	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	21.1%
Health Care	12.8%
Consumer Staples	6.9%
Industrials	1.9%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT QQQ® PSQ :: XXXV

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –4.33%1. For the same period, the Index had a total return of 1.39%2 and a volatility of 16.18%. For the period, the Fund had an average daily volume of 917,116 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30SM from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short Dow30SM	-4.33%	-11.59%	-9.54%
Dow Jones Industrial Average	1.39%	9.95%	7.79%

Expense Ratios**

Fund	Gross	Net
ProShares Short Dow30SM	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.1%
Information Technology	17.2%
Consumer Discretionary	15.7%
Financials	15.6%
Health Care	13.0%
Consumer Staples	7.6%
Energy	7.3%
Materials	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.
XXXVI :: DOG SHORT DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –3.15%1. For the same period, the Index had a total return of –0.42%2 and a volatility of 17.10%. For the period, the Fund had an average daily volume of 50,898 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short MidCap400	-3.15%	-12.82%	-12.36%
S&P MidCap 400	-0.42%	9.99%	9.09%

Expense Ratios**

Fund	Gross	Net
ProShares Short MidCap400	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.8%
Industrials	14.5%
Consumer Discretionary	11.6%
Health Care	8.8%
Materials	7.5%
Utilities	5.9%
Consumer Staples	4.4%
Energy	3.6%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT MIDCAP400 MYY :: XXXVII

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 1.23%1. For the same period, the Index had a total return of –5.97%2 and a volatility of 19.22%. For the period, the Fund had an average daily volume of 739,425 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares Short Russell2000	1.23%	-12.56%	-12.24%
Russell 2000 Index	-5.97%	7.85%	5.65%

Expense Ratios**

Fund	Gross	Net
ProShares Short Russell2000	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	26.5%
Information Technology	17.8%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	13.0%
Materials	4.1%
Utilities	4.0%
Consumer Staples	3.5%
Energy	2.8%
Telecommunication Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: RWM SHORT RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –4.61%1. For the same period, the Index had a total return of 0.39%2 and a volatility of 18.08%. For the period, the Fund had an average daily volume of 1,772 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares Short SmallCap600	-4.61%	-14.20%	-12.84%
S&P SmallCap 600	0.39%	10.65%	7.57%

Expense Ratios**

Fund	Gross	Net
ProShares Short SmallCap600	1.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	23.3%
Industrials	18.1%
Information Technology	15.7%
Consumer Discretionary	14.0%
Health Care	12.5%
Materials	5.2%
Utilities	4.4%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT SMALLCAP600 SBB :: XXXIX

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –11.13%1. For the same period, the Index had a total return of 1.72%2 and a volatility of 16.65%. For the period, the Fund had an average daily volume of 12,930,348 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from July 11, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort S&P500®	-11.13%	-25.82%	-22.31%
S&P 500	1.72%	11.65%	7.45%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort S&P500®	0.91%	0.91%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(188%)
Futures Contracts	(12%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.4%
Financials	16.3%
Health Care	14.7%
Consumer Discretionary	12.6%
Consumer Staples	10.1%
Industrials	10.0%
Energy	7.1%
Utilities	3.3%
Materials	2.8%
Telecommunication Services	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: SDS ULTRASHORT S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –14.09%1. For the same period, the Index had a total return of 1.67%2 and a volatility of 19.82%. For the period, the Fund had an average daily volume of 3,987,617 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ® from July 11, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort QQQ®	-14.09%	-31.81%	-31.01%
NASDAQ-100 Index	1.67%	15.23%	12.63%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort QQQ®	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	21.1%
Health Care	12.8%
Consumer Staples	6.9%
Industrials	1.9%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT QQQ® QID :: XLI

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –10.10%1. For the same period, the Index had a total return of 1.39%2 and a volatility of 16.18%. For the period, the Fund had an average daily volume of 1,493,748 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30SM from July 11, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort Dow30SM	-10.10%	-22.92%	-21.28%
Dow Jones Industrial Average	1.39%	9.95%	7.64%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Dow30SM	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197%)
Futures Contracts	(3%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.1%
Information Technology	17.2%
Consumer Discretionary	15.7%
Financials	15.6%
Health Care	13.0%
Consumer Staples	7.6%
Energy	7.3%
Materials	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: DXD ULTRASHORT DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –8.22%1. For the same period, the Index had a total return of –0.42%2 and a volatility of 17.10%. For the period, the Fund had an average daily volume of 8,815 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MidCap400 from July 11, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort MidCap400	-8.22%	-25.87%	-27.10%
S&P MidCap 400	-0.42%	9.99%	8.74%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MidCap400	1.83%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(189%)
Futures Contracts	(11%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.8%
Industrials	14.5%
Consumer Discretionary	11.6%
Health Care	8.8%
Materials	7.5%
Utilities	5.9%
Consumer Staples	4.4%
Energy	3.6%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MIDCAP400 MZZ :: XLIII

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –0.48%1. For the same period, the Index had a total return of –5.97%2 and a volatility of 19.22%. For the period, the Fund had an average daily volume of 1,495,263 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort Russell2000	-0.48%	-26.22%	-28.42%
Russell 2000 Index	-5.97%	7.85%	5.65%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(196%)
Futures Contracts	(4%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	26.5%
Information Technology	17.8%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	13.0%
Materials	4.1%
Utilities	4.0%
Consumer Staples	3.5%
Energy	2.8%
Telecommunication Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: TWM ULTRASHORT RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –11.34%1. For the same period, the Index had a total return of 0.39%2 and a volatility of 18.08%. For the period, the Fund had an average daily volume of 1,006 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort SmallCap600	-11.34%	-28.81%	-28.88%
S&P SmallCap 600	0.39%	10.65%	7.57%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort SmallCap600	2.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	23.3%
Industrials	18.1%
Information Technology	15.7%
Consumer Discretionary	14.0%
Health Care	12.5%
Materials	5.2%
Utilities	4.4%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT SMALLCAP600 SDD :: XLV

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –19.37%1. For the same period, the Index had a total return of 1.72%2 and a volatility of 16.65%. For the period, the Fund had an average daily volume of 6,360,868 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from June 23, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/23/09)
ProShares UltraPro Short S&P500®	-19.37%	-38.23%	-44.51%
S&P 500	1.72%	11.65%	15.46%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short S&P500®	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(289%)
Futures Contracts	(11%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.4%
Financials	16.3%
Health Care	14.7%
Consumer Discretionary	12.6%
Consumer Staples	10.1%
Industrials	10.0%
Energy	7.1%
Utilities	3.3%
Materials	2.8%
Telecommunication Services	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: SPXU ULTRAPRO SHORT S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –24.63%1. For the same period, the Index had a total return of 1.67%2 and a volatility of 19.82%. For the period, the Fund had an average daily volume of 8,293,473 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ® from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short QQQ®	-24.63%	-46.00%	-49.37%
NASDAQ-100 Index	1.67%	15.23%	17.58%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short QQQ®	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(290%)
Futures Contracts	(10%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	21.1%
Health Care	12.8%
Consumer Staples	6.9%
Industrials	1.9%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT QQQ® SQQQ :: XLVII

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –17.91%1. For the same period, the Index had a total return of 1.39%2 and a volatility of 16.18%. For the period, the Fund had an average daily volume of 1,715,333 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30SM from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short Dow30SM	-17.91%	-34.18%	-38.31%
Dow Jones Industrial Average	1.39%	9.95%	12.32%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Dow30SM	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(288%)
Futures Contracts	(12%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.1%
Information Technology	17.2%
Consumer Discretionary	15.7%
Financials	15.6%
Health Care	13.0%
Consumer Staples	7.6%
Energy	7.3%
Materials	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: SDOW ULTRAPRO SHORT DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –15.66%1. For the same period, the Index had a total return of –0.42%2 and a volatility of 17.10%. For the period, the Fund had an average daily volume of 10,977 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short MidCap400	-15.66%	-39.14%	-46.27%
S&P MidCap 400	-0.42%	9.99%	14.43%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short MidCap400	2.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(286%)
Futures Contracts	(14%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.8%
Industrials	14.5%
Consumer Discretionary	11.6%
Health Care	8.8%
Materials	7.5%
Utilities	5.9%
Consumer Staples	4.4%
Energy	3.6%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT MIDCAP400 SMDD :: XLIX

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.80%1. For the same period, the Index had a total return of –5.97%2 and a volatility of 19.22%. For the period, the Fund had an average daily volume of 943,439 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short Russell2000	-5.80%	-40.49%	-48.50%
Russell 2000 Index	-5.97%	7.85%	12.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Russell2000	1.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(298%)
Futures Contracts	(2%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	26.5%
Information Technology	17.8%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	13.0%
Materials	4.1%
Utilities	4.0%
Consumer Staples	3.5%
Energy	2.8%
Telecommunication Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: SRTY ULTRAPRO SHORT RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 1.53%1. For the same period, the Index had a total return of –6.85%2 and a volatility of 22.05%. For the period, the Fund had an average daily volume of 7,374 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Basic Materials from March 16, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short Basic Materials	1.53%	-6.78%	-10.61%
Dow Jones U.S. Basic Materials Index	-6.85%	1.38%	5.39%

Expense Ratios**

Fund	Gross	Net
ProShares Short Basic Materials	8.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	82.3%
Metals & Mining	16.3%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT BASIC MATERIALS SBM :: LI

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –4.60%1. For the same period, the Index had a total return of 0.35%2 and a volatility of 19.15%. For the period, the Fund had an average daily volume of 38,542 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from June 10, 2008 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Financials	-4.60%	-14.32%	-16.16%
Dow Jones U.S. Financials Index	0.35%	11.11%	4.00%

Expense Ratios**

Fund	Gross	Net
ProShares Short Financials	1.35%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	30.0%
Diversified Financials	24.9%
Real Estate	22.5%
Insurance	16.1%
Software & Services	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: SEF SHORT FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 4.58%1. For the same period, the Index had a total return of –12.55%2 and a volatility of 28.66%. For the period, the Fund had an average daily volume of 15,554 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Oil & Gas from June 10, 2008 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Oil & Gas	4.58%	-5.16%	-8.09%
Dow Jones U.S. Oil & Gas Index	-12.55%	-0.87%	-1.27%

Expense Ratios**

Fund	Gross	Net
ProShares Short Oil & Gas	4.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	83.0%
Energy Equipment & Services	16.2%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT OIL & GAS DDG :: LIII

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –11.65%1. For the same period, the Index had a total return of 9.15%2 and a volatility of 17.16%. For the period, the Fund had an average daily volume of 55,109 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from March 16, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short Real Estate	-11.65%	-12.32%	-15.15%
Dow Jones U.S. Real Estate Index	9.15%	9.24%	12.26%

Expense Ratios**

Fund	Gross	Net
ProShares Short Real Estate	1.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	97.1%
Real Estate Management & Devel	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: REK SHORT REAL ESTATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –8.05%1. For the same period, the Index had a total return of 1.30%2 and a volatility of 24.83%. For the period, the Fund had an average daily volume of 1,233 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts while meeting minimum market capitalization and liquidity conditions. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P Regional Banking from April 20, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through April 15, 2015 reflects the performance of the KBW Regional Banking Index. Index performance beginning on April 16, 2015 reflects the performance of the S&P Regional Banks Select Industry Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/20/10)
ProShares Short S&P Regional Banking	-8.05%	-16.78%	-14.44%
S&P Regional Banks Select Industry Index	1.30%	11.65%	8.24%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P Regional Banking	7.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT S&P REGIONAL BANKING KRS :: LV

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –1.02%1. For the same period, the Index had a total return of –6.85%2 and a volatility of 22.05%. For the period, the Fund had an average daily volume of 28,261 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Basic Materials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Basic Materials	-1.02%	-16.51%	-30.75%
Dow Jones U.S. Basic Materials Index	-6.85%	1.38%	4.74%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Basic Materials	1.61%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	82.3%
Metals & Mining	16.3%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: SMN ULTRASHORT BASIC MATERIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 21.55%1. For the same period, the Index had a total return of –23.19%2 and a volatility of 32.61%. For the period, the Fund had an average daily volume of 669,920 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from April 7, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/07/10)
ProShares UltraShort Nasdaq Biotechnology	21.55%	-45.03%	-43.44%
NASDAQ Biotechnology Index	-23.19%	21.14%	20.35%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Nasdaq Biotechnology	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.7%
Pharmaceuticals	12.4%
Life Sciences Tools & Services	6.8%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: LVII

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –21.05%1. For the same period, the Index had a total return of 8.46%2 and a volatility of 14.79%. For the period, the Fund had an average daily volume of 4,053 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Goods from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Goods	-21.05%	-26.15%	-22.68%
Dow Jones U.S. Consumer Goods Index	8.46%	12.60%	9.66%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Goods	4.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	51.1%
Household & Personal Products	18.0%
Consumer Durables & Apparel	14.5%
Automobiles & Components	10.6%
Software & Services	2.2%
Capital Goods	1.8%
Retailing	1.3%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: SZK ULTRASHORT CONSUMER GOODS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –12.43%1. For the same period, the Index had a total return of 2.03%2 and a volatility of 16.72%. For the period, the Fund had an average daily volume of 1,960 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Services from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Services	-12.43%	-32.34%	-27.05%
Dow Jones U.S. Consumer Services Index	2.03%	16.23%	9.85%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Services	2.41%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	37.3%
Media	23.2%
Consumer Services	15.4%
Food & Staples Retailing	15.1%
Transportation	4.1%
Health Care Equipment & Services	3.1%
Commercial & Professional Services	1.6%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT CONSUMER SERVICES SCC :: LIX

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –11.38%1. For the same period, the Index had a total return of 0.35%2 and a volatility of 19.15%. For the period, the Fund had an average daily volume of 47,725 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Financials	-11.38%	-28.91%	-29.32%
Dow Jones U.S. Financials Index	0.35%	11.11%	-0.86%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Financials	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	30.0%
Diversified Financials	24.9%
Real Estate	22.5%
Insurance	16.1%
Software & Services	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: SKF ULTRASHORT FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –67.66%1. For the same period, the Index had a total return of 16.91%2 and a volatility of 45.17%. For the period, the Fund had an average daily volume of 20,274 shares and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Gold Miners from February 12, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/12/15)
ProShares UltraShort Gold Miners	-67.66%	-56.57%
NYSE Arca Gold Miners Index	16.91%	6.65%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Gold Miners	3.61%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Gold	91.5%
Silver	7.3%
Diversified Metals & Mining	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT GOLD MINERS GDXS :: LXI

ProShares UltraShort Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –76.62%1. For the same period, the Index had a total return of 32.24%2 and a volatility of 43.87%. For the period, the Fund had an average daily volume of 4,158 shares and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Junior Miners from February 12, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/12/15)
ProShares UltraShort Junior Miners	-76.62%	-69.43%
Market Vectors Global Junior Gold Miners Index	32.24%	21.00%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Junior Miners	4.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Market Vectors Global Junior Gold Miners Index – Composition

% of Index
Gold	71.8%
Silver	25.0%
Diversified Metals & Mining	2.5%
Precious Metals & Minerals	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: GDJS ULTRASHORT JUNIOR MINERS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –2.95%1. For the same period, the Index had a total return of –4.69%2 and a volatility of 19.88%. For the period, the Fund had an average daily volume of 1,996 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Health Care	-2.95%	-32.98%	-25.42%
Dow Jones U.S. Health Care Index	-4.69%	16.77%	10.80%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Health Care	4.39%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	37.0%
Biotechnology	25.0%
Health Care Equipment & Supplies	17.7%
Health Care Providers & Services	16.1%
Life Sciences Tools & Services	4.1%
Commercial Services & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT HEALTH CARE RXD :: LXIII

ProShares UltraShort Homebuilder & Supplies (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Select Home Construction Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of –16.72%1. For the same period, the Index had a total return of 0.48%2 and a volatility of 24.22%. For the period, the Fund had an average daily volume of 2,380 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities.

During the period, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Homebuilder & Supplies from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares UltraShort Homebuilders & Supplies	-16.72%
Dow Jones U.S. Select Home Construction Index	0.48%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Homebuilders & Supplies	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Home Construction Index – Composition

% of Index
Consumer Discretionary	76.4%
Industrials	18.6%
Materials	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: HBZ ULTRASHORT HOMEBUILDER & SUPPLIES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –14.70%1. For the same period, the Index had a total return of 3.11%2 and a volatility of 17.23%. For the period, the Fund had an average daily volume of 5,154 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Industrials	-14.70%	-27.47%	-26.50%
Dow Jones U.S. Industrials Index	3.11%	11.15%	7.75%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Industrials	3.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	58.7%
Software & Services	13.2%
Transportation	11.4%
Materials	6.1%
Commercial & Professional Services	5.3%
Technology Hardware & Equipment	3.9%
Pharmaceuticals, Biotechnology	1.2%
Utilities	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT INDUSTRIALS SIJ :: LXV

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 1.41%1. For the same period, the Index had a total return of –12.55%2 and a volatility of 28.66%. For the period, the Fund had an average daily volume of 179,684 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Oil & Gas	1.41%	-14.10%	-27.72%
Dow Jones U.S. Oil & Gas Index	-12.55%	-0.87%	3.20%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	83.0%
Energy Equipment & Services	16.2%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: DUG ULTRASHORT OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of –8.21%1. For the same period, the Index had a total return of –25.52%2 and a volatility of 46.98%. For the period, the Fund had an average daily volume of 3,271 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

During the period, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas Exploration & Production from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares UltraShort Oil & Gas Exploration & Production	-8.21%
S&P Oil & Gas Exploration & Production Select Industry Index	-25.52%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas Exploration & Production	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Oil & Gas Exploration & Production
Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	81.4%
Oil & Gas Refining & Marketing	13.0%
Integrated Oil & Gas	5.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION SOP :: LXVII

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –23.67%1. For the same period, the Index had a total return of 9.15%2 and a volatility of 17.16%. For the period, the Fund had an average daily volume of 82,902 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Real Estate	-23.67%	-25.12%	-38.87%
Dow Jones U.S. Real Estate Index	9.15%	9.24%	3.15%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Real Estate	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	97.1%
Real Estate Management & Devel	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: SRS ULTRASHORT REAL ESTATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –8.98%1. For the same period, the Index had a total return of –4.07%2 and a volatility of 23.70%. For the period, the Fund had an average daily volume of 2,214 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Semiconductors	-8.98%	-30.52%	-30.66%
Dow Jones U.S. Semiconductors Index	-4.07%	10.83%	7.16%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Semiconductors	3.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor	99.3%
Technology Hardware & Equipment	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT SEMICONDUCTORS SSG :: LXIX

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –12.55%1. For the same period, the Index had a total return of 0.28%2 and a volatility of 20.09%. For the period, the Fund had an average daily volume of 4,835 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Technology	-12.55%	-28.12%	-27.08%
Dow Jones U.S. Technology Index	0.28%	11.60%	8.73%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Technology	2.60%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	55.0%
Technology Hardware & Equipment	27.8%
Semiconductors & Semiconductor	16.1%
Health Care Equipment & Services	0.9%
Consumer Durables & Apparels	0.1%
Commercial & Professional Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: REW ULTRASHORT TECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –30.77%1. For the same period, the Index had a total return of 15.39%2 and a volatility of 15.97%. For the period, the Fund had an average daily volume of 3,833 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Utilities	-30.77%	-26.25%	-22.03%
Dow Jones U.S. Utilities Index	15.39%	12.34%	7.51%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Utilities	2.66%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	57.5%
Multi-Utilities	30.0%
Gas Utilities	7.1%
Independent Power and Renewable	2.8%
Water Utilities	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT UTILITIES SDP :: LXXI

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of 33.72%1. For the same period, the Index had a total return of –26.84%2 and a volatility of 33.38%. For the period, the Fund had an average daily volume of 72,604 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the period, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Nasdaq Biotechnology from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares UltraPro Short Nasdaq Biotechnology	33.72%
NASDAQ Biotechnology Index	-26.84%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Nasdaq Biotechnology	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.7%
Pharmaceuticals	12.4%
Life Sciences Tools & Services	6.8%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: ZBIO ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P Financial Select Sector Index (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –20.09%1. For the same period, the Index had a total return of –1.29%2 and a volatility of 20.20%. For the period, the Fund had an average daily volume of 3,966 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and REITs.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Financial Select Sector from July 10, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (7/10/12)
ProShares UltraPro Short Financial Select Sector	-20.09%	-44.04%
Dow Jones U.S. Financials Index**	0.35%	15.72%
S&P Financial Select Sector Index**	-1.29%	16.01%

Expense Ratios***

Fund	Gross	Net
ProShares UltraPro Short Financial Select Sector	2.70%	0.95%

**On November 4, 2015, the Fund's underlying index changed from the Dow Jones U.S. Financials Index to the S&P Financial Select Sector Index in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated November 4, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index – Composition

% of Index
Banks	34.5%
Real Estate Investment Trusts	18.3%
Insurance	16.9%
Diversified Financial Services	13.1%
Capital Markets	12.0%
Consumer Finance	4.9%
Real Estate Management & Development	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT FINANCIAL SELECT SECTOR FINZ :: LXXIII

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 6.73%1. For the same period, the Index had a total return of -9.68%2 and a volatility of 16.24%. For the period, the Fund had an average daily volume of 133,571 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from October 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (10/23/07)
ProShares Short MSCI EAFE	6.73%	-6.36%	-6.39%
MSCI EAFE Index	-9.68%	2.12%	-0.82%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI EAFE	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.1%
United Kingdom	19.5%
Others	10.2%
France	9.9%
Switzerland	9.1%
Germany	8.9%
Australia	7.1%
Hong Kong	3.2%
Spain	3.2%
Netherlands	3.0%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	23.9%
Industrials	13.3%
Consumer Discretionary	12.7%
Consumer Staples	12.6%
Health Care	11.7%
Materials	6.8%
Information Technology	5.3%
Telecommunication Services	5.2%
Energy	4.7%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: EFZ SHORT MSCI EAFE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 12.44%1. For the same period, the Index had a total return of –17.63%2 and a volatility of 18.65%. For the period, the Fund had an average daily volume of 849,144 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from October 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (10/30/07)
ProShares Short MSCI Emerging Markets	12.44%	-1.16%	-9.13%
MSCI Emerging Markets Index	-17.63%	-4.82%	-3.41%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI Emerging Markets	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	24.4%
Korea	15.3%
Taiwan	12.4%
Others	11.6%
India	8.6%
South Africa	7.2%
Brazil	6.5%
Mexico	4.3%
Russia	3.9%
Malaysia	3.2%
Indonesia	2.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	27.1%
Information Technology	21.1%
Consumer Discretionary	9.8%
Consumer Staples	8.6%
Energy	7.7%
Telecommunication Services	6.8%
Industrials	6.5%
Materials	6.4%
Utilities	3.2%
Health Care	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT MSCI EMERGING MARKETS EUM :: LXXV

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 26.37%1. For the same period, the Index had a total return of –29.97%2 and a volatility of 27.67%. For the period, the Fund had an average daily volume of 18,510 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 50 from March 16, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short FTSE China 50	26.37%	-5.80%	-8.18%
FTSE China 50 Index	-29.97%	-2.84%	-0.16%

Expense Ratios**

Fund	Gross	Net
ProShares Short FTSE China 50	2.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.4%
Energy	12.5%
Telecommunication Services	12.2%
Information Technology	10.2%
Industrials	7.0%
Consumer Discretionary	2.1%
Consumer Staples	1.5%
Utilities	1.4%
Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: YXI SHORT FTSE CHINA 50 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 10.38%1. For the same period, the Index had a total return of –9.68%2 and a volatility of 16.24%. For the period, the Fund had an average daily volume of 5,571 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from October 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (10/23/07)
ProShares UltraShort MSCI EAFE	10.38%	-15.02%	-18.20%
MSCI EAFE Index	-9.68%	2.12%	-0.82%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI EAFE	2.62%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.1%
United Kingdom	19.5%
Others	10.2%
France	9.9%
Switzerland	9.1%
Germany	8.9%
Australia	7.1%
Hong Kong	3.2%
Spain	3.2%
Netherlands	3.0%
Sweden	2.8%
MSCI EAFE Index – Composition

% of Index
Financials	23.9%
Industrials	13.3%
Consumer Discretionary	12.7%
Consumer Staples	12.6%
Health Care	11.7%
Materials	6.8%
Information Technology	5.3%
Telecommunication Services	5.2%
Energy	4.7%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI EAFE EFU :: LXXVII

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 20.41%1. For the same period, the Index had a total return of –17.63%2 and a volatility of 18.65%. For the period, the Fund had an average daily volume of 184,449 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from October 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (10/30/07)
ProShares UltraShort MSCI Emerging Markets	20.41%	-6.39%	-27.65%
MSCI Emerging Markets Index	-17.63%	-4.82%	-3.41%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Emerging Markets	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	24.4%
Korea	15.3%
Taiwan	12.4%
Others	11.6%
India	8.6%
South Africa	7.2%
Brazil	6.5%
Mexico	4.3%
Russia	3.9%
Malaysia	3.2%
Indonesia	2.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	27.1%
Information Technology	21.1%
Consumer Discretionary	9.8%
Consumer Staples	8.6%
Energy	7.7%
Telecommunication Services	6.8%
Industrials	6.5%
Materials	6.4%
Utilities	3.2%
Health Care	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: EEV ULTRASHORT MSCI EMERGING MARKETS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 8.67%1. For the same period, the Index had a total return of –9.60%2 and a volatility of 19.30%. For the period, the Fund had an average daily volume of 39,612 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted market cap weighted index comprised of large- and mid-cap European stocks, screened for liquidity.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE Europe from June 16, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort FTSE Europe	8.67%	-20.06%	-29.63%
FTSE Developed Europe Index	-9.60%	2.30%	7.51%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE Europe	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe
Index – Country

% of Index
United Kingdom	31.4%
France	14.6%
Switzerland	13.9%
Germany	13.8%
Spain	4.9%
Netherlands	4.8%
Sweden	4.4%
Italy	3.4%
Denmark	3.1%
Belgium / Luxembourg	2.3%

FTSE Developed Europe
Index – Composition

% of Index
Financials	21.1%
Consumer Staples	15.3%
Health Care	13.7%
Industrials	12.1%
Consumer Discretionary	11.5%
Materials	7.1%
Energy	6.3%
Telecommunication Services	4.7%
Utilities	4.1%
Information Technology	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT FTSE EUROPE EPV :: LXXIX

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 6.65%1. For the same period, the Index had a total return of –10.98%2 and a volatility of 20.28%. For the period, the Fund had an average daily volume of 1,342 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Pacific ex-Japan from June 16, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Pacific ex-Japan	6.65%	-13.66%	-26.88%
MSCI Pacific ex-Japan Index	-10.98%	0.34%	7.77%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Pacific ex-Japan	7.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	60.1%
Hong Kong	27.5%
Singapore	10.9%
New Zealand	1.5%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	53.9%
Industrials	10.1%
Materials	8.4%
Utilities	5.8%
Consumer Staples	5.2%
Consumer Discretionary	4.7%
Health Care	4.5%
Telecommunication Services	4.1%
Energy	2.9%
Information Technology	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: JPX ULTRASHORT MSCI PACIFIC EX-JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –12.97%1. For the same period, the Index had a total return –17.81%2 and a volatility of 39.25%. For the period, the Fund had an average daily volume of 107,573 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MSCI Brazil Capped from June 16, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Brazil Capped	-12.97%	5.96%	-14.60%
MSCI Brazil 25/50 Index	-17.81%	-16.02%	-6.49%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Brazil Capped	1.35%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	35.2%
Consumer Staples	20.0%
Energy	10.8%
Materials	8.7%
Utilities	6.1%
Consumer Discretionary	5.9%
Industrials	5.4%
Information Technology	4.6%
Telecommunication Services	2.6%
Health Care	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: LXXXI

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 47.05%1. For the same period, the Index had a total return of –29.97%2 and a volatility of 27.67%. For the period, the Fund had an average daily volume of 133,612 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort FTSE China 50 from November 6, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort FTSE China 50	47.05%	-16.32%	-33.58%
FTSE China 50 Index	-29.97%	-2.84%	-4.77%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE China 50	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.4%
Energy	12.5%
Telecommunication Services	12.2%
Information Technology	10.2%
Industrials	7.0%
Consumer Discretionary	2.1%
Consumer Staples	1.5%
Utilities	1.4%
Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: FXP ULTRASHORT FTSE CHINA 50 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 2.64%1. For the same period, the Index had a total return of –8.24%2 and a volatility of 24.39%. For the period, the Fund had an average daily volume of 19,041 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from November 6, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort MSCI Japan	2.64%	-19.60%	-17.06%
MSCI Japan Index	-8.24%	5.03%	0.05%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Japan	1.76%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	20.7%
Industrials	19.6%
Financials	17.7%
Information Technology	10.3%
Health Care	8.7%
Consumer Staples	8.2%
Telecommunication Services	6.2%
Materials	5.5%
Utilities	2.3%
Energy	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI JAPAN EWV :: LXXXIII

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 10.50%1. For the same period, the Index had a total return of –12.38%2 and a volatility of 21.29%. For the period, the Fund had an average daily volume of 846 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Mexico Capped IMI from June 16, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Mexico Capped IMI	10.50%	-11.87%	-27.26%
MSCI Mexico IMI 25/50 Index	-12.38%	-2.63%	6.22%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Mexico Capped IMI	9.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	29.3%
Financials	21.3%
Industrials	13.6%
Materials	12.9%
Telecommunication Services	11.9%
Consumer Discretionary	10.4%
Health Care	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.49%1. For the same period, the Index had a total return of 4.41%2 with a volatility of 6.00%. For the period, the Fund had an average daily volume of 7,014 shares and an average daily statistical correlation of over 0.99 the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from April 4, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/04/11)
ProShares Short 7-10 Year Treasury	-5.49%	-6.02%	-6.60%
Barclays U.S. 7-10 Year Treasury Bond Index	4.41%	4.71%	5.37%

Expense Ratios**

Fund	Gross	Net
ProShares Short 7-10 Year Treasury	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT 7-10 YEAR TREASURY TBX :: LXXXV

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –10.46%1. For the same period, the Index had a total return of 8.36%2 and a volatility of 14.42%. For the period, the Fund had an average daily volume of 599,342 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from August 18, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (8/18/09)
ProShares Short 20+ Year Treasury	-10.46%	-11.59%	-11.09%
Barclays U.S. 20+ Year Treasury Bond Index	8.36%	9.33%	8.42%

Expense Ratios**

Fund	Gross	Net
ProShares Short 20+ Year Treasury	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: TBF SHORT 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –0.26%1. For the same period, the Index had a total return of –1.36%2 with a volatility of 6.51%. For the period, the Fund had an average daily volume of 144,476 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from March 21, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/21/11)
ProShares Short High Yield	-0.26%	-7.23%	-7.43%
Markit iBoxx $ Liquid High Yield Index	-1.36%	4.75%	4.98%

Expense Ratios**

Fund	Gross	Net
ProShares Short High Yield	1.10%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT HIGH YIELD SJB :: LXXXVII

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –6.17%1. For the same period, the Index had a total return of 4.51%2 with a volatility of 5.64%. For the period, the Fund had an average daily volume of 742 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Short Investment Grade Corporate from March 28, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/28/11)
ProShares Short Investment Grade Corporate	-6.17%	-7.15%	-7.58%
Markit iBoxx $ Liquid Investment Grade Index	4.51%	5.46%	5.97%

Expense Ratios**

Fund	Gross	Net
ProShares Short Investment Grade Corporate	4.75%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: IGS SHORT INVESTMENT GRADE CORPORATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –6.49%1. For the same period, the Index had a total return of 2.68%2 with a volatility of 3.33%. For the period, the Fund had an average daily volume of 846 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 3-7 Year Treasury from April 4, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/04/11)
ProShares UltraShort 3-7 Year Treasury	-6.49%	-6.60%	-7.49%
Barclays U.S. 3-7 Year Treasury Bond Index	2.68%	2.58%	3.07%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 3-7 Year Treasury	3.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT 3-7 YEAR TREASURY TBZ :: LXXXIX

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –10.44%1. For the same period, the Index had a total return of 4.41%2 and a volatility of 6.00%. For the period, the Fund had an average daily volume of 49,937 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from April 29, 2008 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 7-10 Year Treasury	-10.44%	-11.33%	-13.69%
Barclays U.S. 7-10 Year Treasury Bond Index	4.41%	4.71%	5.46%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 7-10 Year Treasury	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(3%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: PST ULTRASHORT 7-10 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –20.79%1. For the same period, the Index had a total return of 8.36%2 and a volatility of 14.42%. For the period, the Fund had an average daily volume of 2,031,056 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort 20+ Year Treasury from April 29, 2008 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 20+ Year Treasury	-20.79%	-22.79%	-22.28%
Barclays U.S. 20+ Year Treasury Bond Index	8.36%	9.33%	7.99%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 20+ Year Treasury	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(2%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT 20+ YEAR TREASURY TBT :: XCI

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –3.61%1. For the same period, the Index had a total return of 1.23%2 with a volatility of 4.89%. For the period, the Fund had an average daily volume of 29,719 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort TIPS from February 9, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/11)
ProShares UltraShort TIPS	-3.61%	-6.01%	-7.94%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	1.23%	2.37%	3.44%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort TIPS	1.75%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected
Securities (TIPS) Index
(Series L) – Composition

% of Index
TIPS (Series L)	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: TPS ULTRASHORT TIPS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –31.46%1. For the same period, the Index had a total return of 8.36%2 and a volatility of 14.42%. For the period, the Fund had an average daily volume of 38,908 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 20+ Year Treasury from March 27, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (3/27/12)
ProShares UltraPro Short 20+ Year Treasury	-31.46%	-26.27%
Barclays U.S. 20+ Year Treasury Bond Index	8.36%	6.35%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 20+ Year Treasury	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: XCIII

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –0.89%1. For the same period, the Index had a total return of 1.72%2 and a volatility of 16.65%. For the period, the Fund had an average daily volume of 4,482,016 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra S&P500®	-0.89%	19.87%	8.30%
S&P 500	1.72%	11.65%	7.69%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	116%
Futures Contracts	9%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.3%
Microsoft Corp.	1.7%
Exxon Mobil Corp.	1.5%
Johnson & Johnson	1.3%
General Electric Co.	1.2%

S&P 500 – Composition

% of Index
Information Technology	20.4%
Financials	16.3%
Health Care	14.7%
Consumer Discretionary	12.6%
Consumer Staples	10.1%
Industrials	10.0%
Energy	7.1%
Utilities	3.3%
Materials	2.8%
Telecommunication Services	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: SSO ULTRA S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –2.40%1. For the same period, the Index had a total return of 1.67%2 and a volatility of 19.82%. For the period, the Fund had an average daily volume of 1,846,313 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ® from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra QQQ®	-2.40%	26.79%	17.19%
NASDAQ-100 Index	1.67%	15.23%	12.43%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra QQQ®	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	110%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.2%
Facebook, Inc., Class A	4.2%
Alphabet, Inc., Class C	3.9%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	21.1%
Health Care	12.8%
Consumer Staples	6.9%
Industrials	1.9%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA QQQ® QLD :: XCV

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –1.36%1. For the same period, the Index had a total return of 1.39%2 and a volatility of 16.18%. For the period, the Fund had an average daily volume of 473,426 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30SM from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra Dow30SM	-1.36%	16.60%	9.15%
Dow Jones Industrial Average	1.39%	9.95%	7.79%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Dow30SM	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	106%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3M Co.	5.4%
Goldman Sachs Group, Inc. (The)	5.1%
International Business Machines Corp.	4.9%
UnitedHealth Group, Inc.	4.3%
Home Depot, Inc. (The)	4.2%

Dow Jones Industrial Average – Composition

Industrials	19.1%
Information Technology	17.2%
Consumer Discretionary	15.7%
Financials	15.6%
Health Care	13.0%
Consumer Staples	7.6%
Energy	7.3%
Materials	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: DDM ULTRA DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.21%1. For the same period, the Index had a total return of –0.42%2 and a volatility of 17.10%. For the period, the Fund had an average daily volume of 73,010 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from June 19, 2006 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra MidCap400	-5.21%	14.91%	9.55%
S&P MidCap 400	-0.42%	9.99%	9.09%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MidCap400	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	99%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Mettler-Toledo International, Inc.	0.6%
Fortune Brands Home & Security, Inc.	0.5%
Albemarle Corp.	0.5%
CDK Global, Inc.	0.5%
Ingredion, Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.8%
Industrials	14.5%
Consumer Discretionary	11.6%
Health Care	8.8%
Materials	7.5%
Utilities	5.9%
Consumer Staples	4.4%
Energy	3.6%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MIDCAP400 MVV :: XCVII

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –15.63%1. For the same period, the Index had a total return of –5.97%2 and volatility of 19.22%. For the period, the Fund had an average daily volume of 230,006 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra Russell2000	-15.63%	10.41%	2.00%
Russell 2000 Index	-5.97%	7.85%	5.65%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000	1.10%	0.96%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	99%
Futures Contracts	13%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
STERIS PLC	0.3%
CubeSmart	0.3%
West Pharmaceutical Services, Inc.	0.3%
TreeHouse Foods, Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Financials	26.5%
Information Technology	17.8%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	13.0%
Materials	4.1%
Utilities	4.0%
Consumer Staples	3.5%
Energy	2.8%
Telecommunication Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: UWM ULTRA RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –3.71%1. For the same period, the Index had a total return of 0.39%2 and a volatility of 18.08%. For the period, the Fund had an average daily volume of 1,144 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra SmallCap600 from January 23, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra SmallCap600	-3.71%	16.25%	6.17%
S&P SmallCap 600	0.39%	10.65%	7.57%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra SmallCap600	1.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	0.6%
Southwest Gas Corp.	0.4%
Take-Two Interactive Software, Inc.	0.4%
Blackbaud, Inc.	0.4%
Spire, Inc.	0.4%

S&P SmallCap 600 – Composition

% of Index
Financials	23.3%
Industrials	18.1%
Information Technology	15.7%
Consumer Discretionary	14.0%
Health Care	12.5%
Materials	5.2%
Utilities	4.4%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA SMALLCAP600 SAA :: XCIX

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.30%1. For the same period, the Index had a total return of 1.72%2 and a volatility of 16.65%. For the period, the Fund had an average daily volume of 3,570,696 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from June 23, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/23/09)
ProShares UltraPro S&P500®	-5.30%	26.50%	39.68%
S&P 500	1.72%	11.65%	15.46%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro S&P500®	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	233%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.8%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.2%
Johnson & Johnson	1.0%
General Electric Co.	0.9%

S&P 500 – Composition

% of Index
Information Technology	20.4%
Financials	16.3%
Health Care	14.7%
Consumer Discretionary	12.6%
Consumer Staples	10.1%
Industrials	10.0%
Energy	7.1%
Utilities	3.3%
Materials	2.8%
Telecommunication Services	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: UPRO ULTRAPRO S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –8.92%1. For the same period, the Index had a total return of 1.67%2 and a volatility of 19.82%. For the period, the Fund had an average daily volume of 4,054,726 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ® from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro QQQ®	-8.92%	36.58%	45.17%
NASDAQ-100 Index	1.67%	15.23%	17.58%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro QQQ®	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	229%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.0%
Facebook, Inc., Class A	3.2%
Alphabet, Inc., Class C	3.0%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	21.1%
Health Care	12.8%
Consumer Staples	6.9%
Industrials	1.9%
Telecommunication Services	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO QQQ® TQQQ :: CI

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.83%1. For the same period, the Index had a total return of 1.39%2 and volatility of 16.18%. For the period, the Fund had an average daily volume of 617,659 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30SM from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Dow30SM	-5.83%	21.98%	30.10%
Dow Jones Industrial Average	1.39%	9.95%	12.32%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Dow30SM	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	223%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3M Co.	4.3%
Goldman Sachs Group, Inc. (The)	4.1%
International Business Machines Corp.	3.9%
UnitedHealth Group, Inc.	3.4%
Home Depot, Inc. (The)	3.4%

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.1%
Information Technology	17.2%
Consumer Discretionary	15.7%
Financials	15.6%
Health Care	13.0%
Consumer Staples	7.6%
Energy	7.3%
Materials	2.5%
Telecommunication Services	2.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: UDOW ULTRAPRO DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –11.61%1. For the same period, the Index had a total return of –0.42%2 and a volatility of 17.10%. For the period, the Fund had an average daily volume of 13,333 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro MidCap400	-11.61%	17.71%	32.28%
S&P MidCap 400	-0.42%	9.99%	14.43%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro MidCap400	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	229%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Mettler-Toledo International, Inc.	0.4%
Fortune Brands Home & Security, Inc.	0.4%
Albemarle Corp.	0.4%
CDK Global, Inc.	0.4%
Ingredion, Inc.	0.4%

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.8%
Industrials	14.5%
Consumer Discretionary	11.6%
Health Care	8.8%
Materials	7.5%
Utilities	5.9%
Consumer Staples	4.4%
Energy	3.6%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO MIDCAP400 UMDD :: CIII

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –26.57%1. For the same period, the Index had a total return of –5.97%2 and a volatility of 19.22%. For the period, the Fund had an average daily volume of 170,929 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from February 9, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Russell2000	-26.57%	9.04%	23.35%
Russell 2000 Index	-5.97%	7.85%	12.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Russell2000	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	226%
Futures Contracts	15%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
STERIS PLC	0.2%
CubeSmart	0.2%
West Pharmaceutical Services, Inc.	0.2%
TreeHouse Foods, Inc.	0.2%
MarketAxess Holdings, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	26.5%
Information Technology	17.8%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	13.0%
Materials	4.1%
Utilities	4.0%
Consumer Staples	3.5%
Energy	2.8%
Telecommunication Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: URTY ULTRAPRO RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –18.79%1. For the same period, the Index had a total return of –6.85%2 and a volatility of 22.05%. For the period, the Fund had an average daily volume of 19,570 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Basic Materials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Basic Materials	-18.79%	-3.91%	-3.07%
Dow Jones U.S. Basic Materials Index	-6.85%	1.38%	4.74%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Basic Materials	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Dow Chemical Co. (The)	8.7%
E.I. du Pont de Nemours & Co.	8.6%
Monsanto Co.	7.5%
Praxair, Inc.	4.7%
Ecolab, Inc.	4.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	82.3%
Metals & Mining	16.3%
Paper & Forest Products	0.7%
Oil, Gas & Consumable Fuels	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA BASIC MATERIALS UYM :: CV

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –47.77%1. For the same period, the Index had a total return of –23.19%2 and a volatility of 32.61%. For the period, the Fund had an average daily volume of 943,840 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from April 7, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/07/10)
ProShares Ultra Nasdaq Biotechnology	-47.77%	35.56%	34.49%
NASDAQ Biotechnology Index	-23.19%	21.14%	20.35%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Nasdaq Biotechnology	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	124%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Biogen, Inc.	6.2%
Amgen, Inc.	6.2%
Celgene Corp.	5.8%
Regeneron Pharmaceuticals, Inc.	5.6%
Gilead Sciences, Inc.	5.6%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	80.7%
Pharmaceuticals	12.4%
Life Sciences Tools & Services	6.8%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 13.15%1. For the same period, the Index had a total return of 8.46%2 and a volatility of 14.79%. For the period, the Fund had an average daily volume of 2,690 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Goods from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Goods	13.15%	22.62%	14.47%
Dow Jones U.S. Consumer Goods Index	8.46%	12.60%	9.66%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Goods	1.55%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.2%
Coca-Cola Co. (The)	5.8%
Philip Morris International, Inc.	5.1%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.2%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	51.1%
Household & Personal Products	18.0%
Consumer Durables & Apparel	14.5%
Automobiles & Components	10.6%
Software & Services	2.2%
Capital Goods	1.8%
Retailing	1.3%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA CONSUMER GOODS UGE :: CVII

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –0.53%1. For the same period, the Index had a total return of 2.03%2 and a volatility of 16.72%. For the period, the Fund had an average daily volume of 3,246 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra Consumer Services from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Services	-0.53%	29.74%	12.96%
Dow Jones U.S. Consumer Services Index	2.03%	16.23%	9.85%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Services	1.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.6%
Home Depot, Inc. (The)	4.5%
Comcast Corp., Class A	4.2%
Walt Disney Co. (The)	4.0%
Wal-Mart Stores, Inc.	3.0%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	37.3%
Media	23.2%
Consumer Services	15.4%
Food & Staples Retailing	15.1%
Transportation	4.1%
Health Care Equipment & Service	3.1%
Commercial & Professional Services	1.6%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: UCC ULTRA CONSUMER SERVICES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –4.52%1. For the same period, the Index had a total return of 0.35%2 and a volatility of 19.15%. For the period, the Fund had an average daily volume of 70,340 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Financials	-4.52%	16.78%	-15.03%
Dow Jones U.S. Financials Index	0.35%	11.11%	-0.86%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Financials	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.4%
JPMorgan Chase & Co.	4.9%
Wells Fargo & Co.	4.8%
Bank of America Corp.	3.1%
Visa, Inc., Class A	3.1%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	30.0%
Diversified Financials	24.9%
Real Estate	22.5%
Insurance	16.1%
Software & Services	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA FINANCIALS UYG :: CIX

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 0.45%1. For the same period, the Index had a total return of 16.91%2 and a volatility of 45.17%. For the period, the Fund had an average daily volume of 9,055 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs") and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Gold Miners from February 12, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/12/15)
ProShares Ultra Gold Miners	0.45%	-13.64%
NYSE Arca Gold Miners Index	16.91%	6.65%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Gold Miners	4.57%	1.12%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Investment Company	45%
Swap Agreements	155%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Gold Miners ETF	44.8%

NYSE Arca Gold Miners
Index – Composition

% of Index
Gold	91.5%
Silver	7.3%
Diversified Metals & Mining	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CX :: GDXX ULTRA GOLD MINERS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 28.90%1. For the same period, the Index had a total return of 32.24%2 and a volatility of 43.87%. For the period, the Fund had an average daily volume of 2,093 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs") and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Junior Miners from February 12, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (2/12/15)
ProShares Ultra Junior Miners	28.90%	10.28%
Market Vectors Global Junior Gold Miners Index	32.24%	21.00%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Junior Miners	4.42%	1.14%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Investment Company	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Junior Gold Miners ETF	70.3%

Market Vectors Global Junior Gold Miners Index – Composition

% of Index
Gold	71.8%
Silver	25.0%
Diversified Metals & Mining	2.5%
Precious Metals & Minerals	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA JUNIOR MINERS GDJJ :: CXI

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –14.22%1. For the same period, the Index had a total return of –4.69%2 and a volatility of 19.88%. For the period, the Fund had an average daily volume of 31,044 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Health Care	-14.22%	30.54%	15.94%
Dow Jones U.S. Health Care Index	-4.69%	16.77%	10.80%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Health Care	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.0%
Pfizer, Inc.	4.7%
Merck & Co., Inc.	3.5%
UnitedHealth Group, Inc.	2.8%
Bristol-Myers Squibb Co.	2.7%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	37.0%
Biotechnology	25.0%
Health Care Equipment & Supplies	17.7%
Health Care Providers & Services	16.1%
Life Sciences Tools & Services	4.1%
Commercial Services & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: RXL ULTRA HEALTH CARE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Homebuilders & Supplies (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select Home Construction Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of –6.17%1. For the same period, the Index had a total return of 0.48%2 and a volatility of 24.22%. For the period, the Fund had an average daily volume of 1,926 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities.

During the period, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Homebuilders & Supplies from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares Ultra Homebuilders & Supplies	-6.17%
Dow Jones U.S. Select Home Construction Index	0.48%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Homebuilders & Supplies	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	116%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings

Company	% of Net Assets
D.R. Horton, Inc.	10.0%
Lennar Corp., Class A	8.4%
NVR, Inc.	6.8%
PulteGroup, Inc.	6.5%
Toll Brothers, Inc.	5.2%

Dow Jones U.S. Select Home Construction Index – Composition

% of Index
Consumer Discretionary	76.4%
Industrials	18.6%
Materials	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA HOMEBUILDERS & SUPPLIES HBU :: CXIII

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 1.34%1. For the same period, the Index had a total return of 3.11%2 and a volatility of 17.23%. For the period, the Fund had an average daily volume of 2,537 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Industrials	1.34%	17.47%	7.06%
Dow Jones U.S. Industrials Index	3.11%	11.15%	7.75%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Industrials	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.6%
3M Co.	2.8%
Honeywell International, Inc.	2.4%
Boeing Co. (The)	2.1%
United Technologies Corp.	2.1%

Dow Jones U.S. Industrials
Index – Composition

% of Index
Capital Goods	58.7%
Software & Services	13.2%
Transportation	11.4%
Materials	6.1%
Commercial & Professional Services	5.3%
Technology Hardware & Equipment	3.9%
Pharmaceuticals, Biotechnology	1.2%
Utilities	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXIV :: UXI ULTRA INDUSTRIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –30.79%1. For the same period, the Index had a total return of –12.55%2 and a volatility of 28.66%. For the period, the Fund had an average daily volume of 249,773 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Oil & Gas	-30.79%	-8.58%	-5.26%
Dow Jones U.S. Oil & Gas Index	-12.55%	-0.87%	3.20%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.0%
Chevron Corp.	10.8%
Schlumberger Ltd.	6.0%
Occidental Petroleum Corp.	3.3%
ConocoPhillips	3.1%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	83.0%
Energy Equipment & Services	16.2%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA OIL & GAS DIG :: CXV

ProShares Ultra Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of –54.50%1. For the same period, the Index had a total return of –25.52%2 and a volatility of 46.98%. For the period, the Fund had an average daily volume of 2,054 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

During the period, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas Exploration & Production from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares Ultra Oil & Gas Exploration & Production	-54.50%
S&P Oil & Gas Exploration & Production Select Industry Index	-25.52%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas Exploration & Production	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SM Energy Co.	2.6%
Southwestern Energy Co.	2.4%
WPX Energy, Inc.	2.3%
Continental Resources, Inc.	2.1%
QEP Resources, Inc.	2.1%

S&P Oil & Gas Exploration & Production Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	81.4%
Oil & Gas Refining & Marketing	13.0%
Integrated Oil & Gas	5.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVI :: UOP ULTRA OIL & GAS EXPLORATION & PRODUCTION :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 13.58%1. For the same period, the Index had a total return of 9.15%2 and a volatility of 17.16%. For the period, the Fund had an average daily volume of 118,948 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Real Estate	13.58%	13.59%	-9.66%
Dow Jones U.S. Real Estate Index	9.15%	9.24%	3.15%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Real Estate	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	148%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	3.6%
American Tower Corp.	2.6%
Public Storage	2.2%
Crown Castle International Corp.	1.8%
Equity Residential	1.5%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate Investment Trusts	97.1%
Real Estate Management & Development	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA REAL ESTATE URE :: CXVII

ProShares Ultra S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.16%1. For the same period, the Index had a total return of 1.30%2 and a volatility of 24.83%. For the period, the Fund had an average daily volume of 2,442 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts while meeting minimum market capitalization and liquidity conditions. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P Regional Banking from April 20, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through April 15, 2015 reflects the performance of the KBW Regional Banking Index. Index performance beginning on April 16, 2015 reflects the S&P Regional Banks Select Industry Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/20/10)
ProShares Ultra S&P Regional Banking	-5.16%	15.36%	8.14%
S&P Regional Banks Select Industry Index	1.30%	11.65%	8.24%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P Regional Banking	2.43%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regions Financial Corp.	2.4%
SunTrust Banks, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.3%
KeyCorp	2.3%
Zions Bancorp.	2.2%

S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVIII :: KRU ULTRA S&P REGIONAL BANKING :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –14.53%1. For the same period, the Index had a total return of –4.07%2 and a volatility of 23.70%. For the period, the Fund had an average daily volume of 6,498 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Semiconductors	-14.53%	14.91%	3.66%
Dow Jones U.S. Semiconductors Index	-4.07%	10.83%	7.16%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Semiconductors	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.6%
QUALCOMM, Inc.	11.9%
Texas Instruments, Inc.	8.8%
Broadcom Ltd.	8.3%
Applied Materials, Inc.	4.0%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors & Semiconductor	99.3%
Technology Hardware & Equipment	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA SEMICONDUCTORS USD :: CXIX

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –5.23%1. For the same period, the Index had a total return of 0.28%2 and a volatility of 20.09%. For the period, the Fund had an average daily volume of 17,891 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Technology	-5.23%	18.43%	9.57%
Dow Jones U.S. Technology Index	0.28%	11.60%	8.73%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Technology	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.4%
Microsoft Corp.	8.6%
Facebook, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	4.5%

Dow Jones U.S. Technology
Index – Composition

% of Index
Software & Services	55.0%
Technology Hardware & Equipment	27.8%
Semiconductors & Semiconductor	16.1%
Health Care Equipment & Services	0.9%
Consumer Durables & Apparel	0.1%
Commercial & Professional Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXX :: ROM ULTRA TECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 9.40%1. For the same period, the Index had a total return of 7.54%2 and a volatility of 19.92%. For the period, the Fund had an average daily volume of 837 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Telecommunications from March 25, 2008 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (3/25/08)
ProShares Ultra Telecommunications	9.40%	9.64%	6.02%
Dow Jones U.S. Select Telecommunications Index	7.54%	7.20%	6.92%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Telecommunications	2.78%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Level 3 Communications, Inc.	4.4%
T-Mobile US, Inc.	4.3%
SBA Communications Corp., Class A	4.3%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Diversified Telecommunication	71.3%
Wireless Telecommunication Services	24.7%
Internet Software & Services	4.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA TELECOMMUNICATIONS LTL :: CXXI

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 27.56%1. For the same period, the Index had a total return of 15.39%2 and a volatility of 15.97%. For the period, the Fund had an average daily volume of 3,670 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from January 30, 2007 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Utilities	27.56%	21.39%	8.74%
Dow Jones U.S. Utilities Index	15.39%	12.34%	7.51%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Utilities	1.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	5.6%
Duke Energy Corp.	5.4%
Southern Co. (The)	4.6%
Dominion Resources, Inc.	4.3%
American Electric Power Co., Inc.	3.2%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electric Utilities	57.5%
Multi-Utilities	30.0%
Gas Utilities	7.1%
Independent Power and Renewable	2.8%
Water Utilities	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXII :: UPW ULTRA UTILITIES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on June 22, 2015 to May 31, 2016, the Fund had a total return of –72.05%1. For the same period, the Index had a total return of –26.84%2 and a volatility of 33.38%. For the period, the Fund had an average daily volume of 153,591 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the period, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Nasdaq Biotechnology from June 22, 2015 to May 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/16

Since Inception (6/22/15)
ProShares UltraPro Nasdaq Biotechnology	-72.05%
NASDAQ Biotechnology Index	-26.84%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Nasdaq Biotechnology	1.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	222%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Biogen, Inc.	6.4%
Amgen, Inc.	6.4%
Celgene Corp.	6.0%
Regeneron Pharmaceuticals, Inc.	5.7%
Gilead Sciences, Inc.	5.7%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	80.7%
Pharmaceuticals	12.4%
Life Sciences Tools & Services	6.8%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: CXXIII

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Financial Select Sector Index (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –14.79%1. For the same period, the Index had a total return of –1.29%2 and a volatility of 20.20%. For the period, the Fund had an average daily volume of 1,665 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and REITs.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Financial Select Sector from July 10, 2012 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Since Inception (7/10/12)
ProShares UltraPro Financial Select Sector	-14.79%	40.27%
Dow Jones U.S. Financials Index**	0.35%	15.72%
S&P Financial Select Sector Index**	-1.29%	16.01%

Expense Ratios***

Fund	Gross	Net
ProShares UltraPro Financial Select Sector	2.14%	0.95%

**On November 4, 2015, the Fund's underlying index changed from the Dow Jones U.S. Financials Index to the S&P Financial Select Sector Index in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated November 4, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	235%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.8%
JPMorgan Chase & Co.	5.3%
Wells Fargo & Co.	5.2%
Bank of America Corp.	3.4%
Citigroup, Inc.	3.0%

S&P Financial Select Sector
Index – Composition

% of Index
Banks	34.5%
Real Estate Investment Trusts	18.3%
Insurance	16.9%
Diversified Financial Services	13.1%
Capital Markets	12.0%
Consumer Finance	4.9%
Real Estate Management & Development	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXIV :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –23.18%1. For the same period, the Index had a total return of –9.68%2 and a volatility of 16.24%. For the period, the Fund had an average daily volume of 12,971 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from June 2, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI EAFE	-23.18%	-1.77%	5.42%
MSCI EAFE Index	-9.68%	2.12%	5.90%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI EAFE	1.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.1%
United Kingdom	19.5%
Others	10.2%
France	9.9%
Switzerland	9.1%
Germany	8.9%
Australia	7.1%
Hong Kong	3.2%
Spain	3.2%
Netherlands	3.0%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	23.9%
Industrials	13.3%
Consumer Discretionary	12.7%
Consumer Staples	12.6%
Health Care	11.7%
Materials	6.8%
Information Technology	5.3%
Telecommunication Services	5.2%
Energy	4.7%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI EAFE EFO :: CXXV

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –36.53%1. For the same period, the Index had a total return of –17.63%2 and a volatility of 18.65%. For the period, the Fund had an average daily volume of 8,449 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from June 2, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI Emerging Markets	-36.53%	-16.09%	-3.66%
MSCI Emerging Markets Index	-17.63%	-4.82%	2.59%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Emerging Markets	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	24.4%
Korea	15.3%
Taiwan	12.4%
Others	11.6%
India	8.6%
South Africa	7.2%
Brazil	6.5%
Mexico	4.3%
Russia	3.9%
Malaysia	3.2%
Indonesia	2.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	27.1%
Information Technology	21.1%
Consumer Discretionary	9.8%
Consumer Staples	8.6%
Energy	7.7%
Telecommunication Services	6.8%
Industrials	6.5%
Materials	6.4%
Utilities	3.2%
Health Care	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXVI :: EET ULTRA MSCI EMERGING MARKETS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –22.20%1. For the same period, the Index had a total return of –9.60%2 and a volatility of 19.30%. For the period, the Fund had an average daily volume of 7,557 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted market cap weighted index comprised of large- and mid-cap European stocks, screened for liquidity.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE Europe from April 27, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra FTSE Europe	-22.20%	-1.63%	4.41%
FTSE Developed Europe Index	-9.60%	2.30%	5.15%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE Europe	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	31.4%
France	14.6%
Switzerland	13.9%
Germany	13.8%
Spain	4.9%
Netherlands	4.8%
Sweden	4.4%
Italy	3.4%
Denmark	3.1%
Belgium / Luxembourg	2.3%
Others	3.4%

FTSE Developed Europe
Index – Composition

% of Index
Financials	21.1%
Consumer Staples	15.3%
Health Care	13.7%
Industrials	12.1%
Consumer Discretionary	11.5%
Materials	7.1%
Energy	6.3%
Telecommunication Services	4.7%
Utilities	4.1%
Information Technology	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA FTSE EUROPE UPV :: CXXVII

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –26.61%1. For the same period, the Index had a total return of –10.98%2 and a volatility of 20.28%. For the period, the Fund had an average daily volume of 400 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Pacific ex-Japan from April 27, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Pacific ex-Japan	-26.61%	-6.36%	-0.67%
MSCI Pacific ex-Japan Index	-10.98%	0.34%	2.95%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Pacific ex-Japan	5.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	60.1%
Hong Kong	27.5%
Singapore	10.9%
New Zealand	1.5%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	53.9%
Industrials	10.1%
Materials	8.4%
Utilities	5.8%
Consumer Staples	5.2%
Consumer Discretionary	4.7%
Health Care	4.5%
Telecommunication Services	4.1%
Energy	2.9%
Information Technology	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXVIII :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –45.40%1. For the same period, the Index had a total return of –17.81%2 and a volatility of 39.25%. For the period, the Fund had an average daily volume of 5,869 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Brazil Capped from April 27, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Brazil Capped	-45.40%	-38.79%	-31.86%
MSCI Brazil 25/50 Index	-17.81%	-16.02%	-12.04%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Brazil Capped	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	35.2%
Consumer Staples	20.0%
Energy	10.8%
Materials	8.7%
Utilities	6.1%
Consumer Discretionary	5.9%
Industrials	5.4%
Information Technology	4.6%
Telecommunication Services	2.6%
Health Care	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI BRAZIL CAPPED UBR :: CXXIX

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –54.12%1. For the same period, the Index had a total return of –29.97%2 and a volatility of 27.67%. For the period, the Fund had an average daily volume of 29,938 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 50 from June 2, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra FTSE China 50	-54.12%	-11.98%	-4.82%
FTSE China 50 Index	-29.97%	-2.84%	1.05%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE China 50	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.4%
Energy	12.5%
Telecommunication Services	12.2%
Information Technology	10.2%
Industrials	7.0%
Consumer Discretionary	2.1%
Consumer Staples	1.5%
Utilities	1.4%
Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXX :: XPP ULTRA FTSE CHINA 50 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –21.80%1. For the same period, the Index had a total return of –8.24%2 and a volatility of 24.39%. For the period, the Fund had an average daily volume of 3,435 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from June 2, 2009 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI Japan	-21.80%	3.58%	4.22%
MSCI Japan Index	-8.24%	5.03%	5.38%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Japan	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	20.7%
Industrials	19.6%
Financials	17.7%
Information Technology	10.3%
Health Care	8.7%
Consumer Staples	8.2%
Telecommunication Services	6.2%
Materials	5.5%
Utilities	2.3%
Energy	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI JAPAN EZJ :: CXXXI

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –28.63%1. For the same period, the Index had a total return of –12.38%2 and a volatility of 21.29%. For the period, the Fund had an average daily volume of 1,288 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Mexico Capped IMI from April 27, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Mexico Capped IMI	-28.63%	-11.02%	-4.17%
MSCI Mexico IMI 25/50 Index	-12.38%	-2.63%	0.36%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Mexico Capped IMI	2.50%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	29.3%
Financials	21.3%
Industrials	13.6%
Materials	12.9%
Telecommunication Services	11.9%
Consumer Discretionary	10.4%
Health Care	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXXII :: UMX ULTRA MSCI MEXICO CAPPED IMI :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 7.51%1. For the same period, the Index had a total return of 4.41%2 and a volatility of 6.00%. For the period, the Fund had an average daily volume of 48,516 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from January 19, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/19/10)
ProShares Ultra 7-10 Year Treasury	7.51%	8.24%	10.14%
Barclays U.S. 7-10 Year Treasury Bond Index	4.41%	4.71%	5.59%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 7-10 Year Treasury	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	72%
Swap Agreements	125%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA 7-10 YEAR TREASURY UST :: CXXXIII

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 13.77%1. For the same period, the Index had a total return of 8.36%2 and a volatility of 14.42%. For the period, the Fund had an average daily volume of 18,581 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2016, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from January 19, 2010 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (1/19/10)
ProShares Ultra 20+ Year Treasury	13.77%	15.99%	16.11%
Barclays U.S. 20+ Year Treasury Bond Index	8.36%	9.33%	9.31%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 20+ Year Treasury	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	67%
Swap Agreements	130%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXXIV :: UBT ULTRA 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of –6.75%1. For the same period, the Index had a total return of –1.36%2 and a volatility of 6.51%. For the period, the Fund had an average daily volume of 275 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs") and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from April 13, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/13/11)
ProShares Ultra High Yield	-6.75%	6.75%	6.94%
Markit iBoxx $ Liquid High Yield Index	-1.36%	4.75%	4.84%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra High Yield	6.22%	1.26%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Investment Company	63%
Swap Agreements	137%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	63.0%

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA HIGH YIELD UJB :: CXXXV

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2016, the Fund had a total return of 7.65%1. For the same period, the Index had a total return of 4.51%2 and a volatility of 5.64%. For the period, the Fund had an average daily volume of 503 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs") and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2016, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Investment Grade Corporate from April 13, 2011 to May 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/16

	One Year	Five Years	Since Inception (4/13/11)
ProShares Ultra Investment Grade Corporate	7.65%	8.85%	9.83%
Markit iBoxx $ Liquid Investment Grade Index	4.51%	5.46%	5.98%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Investment Grade Corporate	5.70%	1.05%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/16

Market Exposure

Investment Type	% of Net Assets
Investment Company	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	72.4%

Markit iBoxx $ Liquid Investment Grade
Index – Composition

% of Index
Investment Grade	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXXVI :: IGU ULTRA INVESTMENT GRADE CORPORATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXVII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Morningstar Alternatives Solution ETF (a)	ALTERNATIVE SOLUTIONS PROSHARES
Actual	$1,000.00	$996.50	$0.65	0.13%
Hypothetical	$1,000.00	$1,024.35	$0.66	0.13%
DJ Brookfield Global Infrastructure ETF	SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$1,062.50	$2.32	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,010.50	$3.02	0.60%
Hypothetical	$1,000.00	$1,022.00	$3.03	0.60%
Large Cap Core Plus
Actual	$1,000.00	$1,026.70	$2.28	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
S&P 500 Dividend Aristocrats ETF	DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,072.90	$1.81	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
S&P MidCap 400 Dividend Aristocrats ETF
Actual	$1,000.00	$1,116.50	$2.12	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,080.80	$2.08	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$983.10	$2.48	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%

CXXXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$976.10	$2.72	0.55%
Hypothetical	$1,000.00	$1,022.25	$2.78	0.55%
MSCI Emerging Markets Dividend Growers ETF (b)
Actual	$1,000.00	$1,140.50	$2.23	0.60%
Hypothetical	$1,000.00	$1,022.00	$3.03	0.60%
S&P 500® Ex-Energy ETF	S&P 500 EX-SECTOR PROSHARES
Actual	$1,000.00	$1,018.20	$1.36	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,025.60	$1.37	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,019.10	$1.36	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,018.20	$1.36	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
Hedged FTSE Europe ETF	CURRENCY HEDGED PROSHARES
Actual	$1,000.00	$953.40	$1.32	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
Hedged FTSE Japan ETF
Actual	$1,000.00	$868.80	$1.07	0.23%
Hypothetical	$1,000.00	$1,023.85	$1.16	0.23%
High Yield-Interest Rate Hedged	INTEREST RATE HEDGED BOND PROSHARES
Actual	$1,000.00	$1,017.40	$2.52	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,008.40	$1.51	0.30%
Hypothetical	$1,000.00	$1,023.50	$1.52	0.30%
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,015.90	$1.76	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$1,067.40	$2.33	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,031.70	$2.54	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Hedge Replication ETF	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$988.30	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXIX

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Managed Futures Strategy ETF (c)
Actual	$1,000.00	$994.30	$2.15	0.76%
Hypothetical	$1,000.00	$1,021.20	$3.84	0.76%
Merger ETF
Actual	$1,000.00	$1,027.50	$3.80	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
RAFI® Long/Short
Actual	$1,000.00	$1,011.90	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Inflation Expectations ETF	INFLATION PROSHARES
Actual	$1,000.00	$952.40	$3.66	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
CDS Short North American HY Credit ETF	CREDIT PROSHARES
Actual	$1,000.00	$964.20	$2.46	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$967.40	$4.38	0.89%
Hypothetical	$1,000.00	$1,020.55	$4.50	0.89%
Short QQQ®
Actual	$1,000.00	$1,003.60	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$969.70	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MidCap400
Actual	$1,000.00	$953.60	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$1,003.00	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short SmallCap600
Actual	$1,000.00	$972.30	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$927.00	$4.29	0.89%
Hypothetical	$1,000.00	$1,020.55	$4.50	0.89%
UltraShort QQQ®
Actual	$1,000.00	$991.80	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$932.10	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXL :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MidCap400
Actual	$1,000.00	$897.90	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000
Actual	$1,000.00	$989.00	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$931.10	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$876.60	$4.27	0.91%
Hypothetical	$1,000.00	$1,020.45	$4.60	0.91%
UltraPro Short QQQ®
Actual	$1,000.00	$961.70	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$884.30	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$831.60	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$955.20	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Basic Materials
Actual	$1,000.00	$927.80	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Financials
Actual	$1,000.00	$988.90	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Oil & Gas
Actual	$1,000.00	$954.50	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Real Estate
Actual	$1,000.00	$918.20	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P Regional Banking
Actual	$1,000.00	$1,038.20	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$841.20	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXLI

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$1,199.50	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$879.80	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$965.70	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Financials
Actual	$1,000.00	$962.90	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Gold Miners
Actual	$1,000.00	$234.00	$2.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Junior Miners
Actual	$1,000.00	$185.20	$2.81	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Health Care
Actual	$1,000.00	$940.50	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Homebuilders & Supplies
Actual	$1,000.00	$968.80	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$888.10	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$873.20	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas Exploration & Production
Actual	$1,000.00	$727.70	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$832.40	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$904.00	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$959.60	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXLII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Utilities
Actual	$1,000.00	$702.30	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Nasdaq Biotechnology
Actual	$1,000.00	$1,207.70	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$925.10	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,009.90	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$974.60	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short FTSE China 50
Actual	$1,000.00	$1,042.10	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,002.30	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$926.60	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$990.60	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$873.90	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$551.00	$3.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$1,050.80	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,006.10	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$1,008.80	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXLIII

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$955.00	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$907.80	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short High Yield
Actual	$1,000.00	$950.70	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$945.80	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$948.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$913.60	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$820.10	$4.23	0.93%
Hypothetical	$1,000.00	$1,020.35	$4.70	0.93%
UltraShort TIPS
Actual	$1,000.00	$934.60	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$733.80	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,017.20	$4.54	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
Ultra QQQ®
Actual	$1,000.00	$926.00	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,014.20	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,036.50	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$920.00	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXLIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra SmallCap600
Actual	$1,000.00	$985.20	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,007.00	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro QQQ®
Actual	$1,000.00	$866.80	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,004.30	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,031.00	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Russell2000
Actual	$1,000.00	$855.90	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,060.50	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$659.00	$3.94	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,081.40	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$970.40	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Financials
Actual	$1,000.00	$948.70	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Gold Miners
Actual	$1,000.00	$2,335.60	$7.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Junior Miners
Actual	$1,000.00	$2,721.60	$8.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$982.50	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXLV

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Homebuilders & Supplies
Actual	$1,000.00	$903.10	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Industrials
Actual	$1,000.00	$1,050.60	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$945.60	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas Exploration & Production
Actual	$1,000.00	$824.30	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,116.50	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P Regional Banking
Actual	$1,000.00	$819.40	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$985.50	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$952.70	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,121.50	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$1,348.30	$5.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Nasdaq Biotechnology
Actual	$1,000.00	$491.50	$3.54	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$870.20	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$919.40	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$946.50	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra FTSE Europe
Actual	$1,000.00	$927.00	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,026.20	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,169.70	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$810.80	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$884.00	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$859.00	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,077.30	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,168.00	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra High Yield
Actual	$1,000.00	$1,064.60	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,089.70	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on January 25, 2016. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 127 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(c)  The Fund commenced operations February 17, 2016. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 104 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXLVII

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: 1

Shares		Value
	Exchange Traded Funds — 100.0%
32,793	ProShares DJ Brookfield Global Infrastructure ETF±	$1,276,631
74,049	ProShares Global Listed Private Equity ETF±	2,826,080
80,619	ProShares Hedge Replication ETF±	3,388,416
17,391	ProShares Inflation Expectations ETF±	475,818
110,244	ProShares Managed Futures Strategy ETF*±	4,383,853
143,951	ProShares Merger ETF±	5,275,804
107,271	ProShares RAFI Long/Short±	4,198,051
	Total Exchange Traded Funds (Cost $22,125,657)	21,824,653
Principal Amount
	Repurchase Agreements (a) — 0.2%
$52,772	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $52,772	52,772
	Total Repurchase Agreements (Cost $52,772)	52,772
	Total Investment Securities (Cost $22,178,429) — 100.2%	21,877,425
	Liabilities in excess of other assets — (0.2%)	(51,932)
	Net Assets — 100.0%	$21,825,493

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

±  Affiliated company as defined under the Investment Company Act of 1940.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,901
Aggregate gross unrealized depreciation	(377,494)
Net unrealized depreciation	$(372,593)
Federal income tax cost of investments	$22,250,018

Investment in a company which was affiliated for the period ending May 31, 2016, was as follows:

Security	Value May 31, 2015	Purchases at Cost	Sales at Cost	Value May 31, 2016	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$2,864,027	$1,668,575	$2,990,022	$1,276,631	$47,245	$(206,766)
ProShares Global Listed Private Equity ETF	1,845,993	5,470,428	3,979,894	2,826,080	465,100	(287,005)
ProShares Hedge Replication ETF	4,938,865	4,669,838	5,982,933	3,388,416	41	(96,886)
ProShares Inflation Expectations ETF	564,189	1,787,061	1,715,200	475,818	26,783	(146,667)
ProShares Managed Futures Strategy ETF*	—	5,533,510	1,159,600	4,383,853	—	5,042
ProShares Managed Futures Strategy**	6,288,508	3,606,729	9,668,592	—	—	(299,484)
ProShares Merger ETF	3,802,169	5,227,411	3,734,690	5,275,804	14,100	(23,271)
ProShares RAFI Long/Short	3,134,640	5,468,875	4,258,262	4,198,051	80,471	(107,394)
	$23,438,391	$33,432,427	$33,489,193	$21,824,653	$633,740	$(1,162,431)

*  Commencement of investment operations on February 17, 2016.

**  Fund was liquidated on March 18, 2016.

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to the financial statements.

2 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 84.7%
	Consumer Discretionary — 1.5%
6,665	Eutelsat Communications S.A.	$132,891
13,371	SES S.A. (FDR)	299,479
		432,370
	Energy — 17.3%
5,234	Cheniere Energy, Inc.*	168,168
8,882	Columbia Pipeline Group, Inc.	226,846
1,544	Enbridge Energy Management LLC	33,752
24,107	Enbridge, Inc.	961,081
1,157	EnLink Midstream LLC	18,130
8,700	Inter Pipeline Ltd.	176,806
4,718	Keyera Corp.	140,747
41,019	Kinder Morgan, Inc.	741,624
1,722	Koninklijke Vopak N.V.	89,726
4,672	ONEOK, Inc.	202,064
9,775	Pembina Pipeline Corp.	286,761
5,403	Plains GP Holdings LP, Class A	50,734
985	SemGroup Corp., Class A	31,313
15,002	Spectra Energy Corp.	477,964
3,623	Targa Resources Corp.	155,173
18,312	TransCanada Corp.	758,817
7,742	Veresen, Inc.	60,573
15,300	Williams Cos., Inc. (The)	339,048
		4,919,327
	Financials — 8.9%
14,198	American Tower Corp. (REIT)	1,501,865
11,198	Crown Castle International Corp. (REIT)	1,016,890
		2,518,755
	Industrials — 14.7%
18,415	Abertis Infraestructuras S.A.	281,935
2,861	Aena S.A. (b)*	386,292
1,275	Aeroports de Paris	151,864
15,733	Atlantia SpA	424,329
35,937	Auckland International Airport Ltd.	151,725
55,351	Beijing Capital International Airport Co. Ltd., Class H	59,619
13,287	Beijing Enterprises Holdings Ltd.	69,079
68,376	China Merchants Holdings International Co. Ltd.	195,341
16,457	Ferrovial S.A.	348,456
743	Flughafen Zuerich AG	130,287
1,432	Fraport AG Frankfurt Airport Services Worldwide	81,976
21,476	Groupe Eurotunnel SE	277,066
1,257	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	126,844
784	Grupo Aeroportuario del Sureste SAB de CV (ADR)*	123,394
Shares		Value
	Common Stocks (continued)
179,833	Hutchison Port Holdings Trust, Class U	$77,328
2,811	Japan Airport Terminal Co. Ltd.	97,224
47,356	Jiangsu Expressway Co. Ltd., Class H	64,842
15,642	Macquarie Atlas Roads Group	59,240
4,831	Obrascon Huarte Lain S.A.	28,215
27,009	Shenzhen Expressway Co. Ltd., Class H	23,183
2,624	Societa Iniziative Autostradali e Servizi SpA	25,634
42,019	Sydney Airport	215,014
79,464	Transurban Group	692,063
2,272	Westshore Terminals Investment Corp.	31,619
55,566	Zhejiang Expressway Co. Ltd., Class H	52,057
		4,174,626
	Information Technology — 0.1%
652	Ei Towers SpA*	37,542
	Telecommunication Services — 1.5%
4,218	SBA Communications Corp., Class A*	419,269
	Utilities — 40.7%
2,674	AGL Resources, Inc.	175,949
1,216	American States Water Co.	47,497
5,952	American Water Works Co., Inc.	441,043
28,809	APA Group	182,606
5,886	Aqua America, Inc.	190,177
2,267	Atmos Energy Corp.	165,264
65,606	AusNet Services	74,681
188,882	Beijing Enterprises Water Group Ltd.	121,291
1,594	California Water Service Group	46,465
14,435	CenterPoint Energy, Inc.	325,221
54,949	China Gas Holdings Ltd.	77,784
20,731	China Resources Gas Group Ltd.	58,025
13,243	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	92,966
9,850	Consolidated Edison, Inc.	721,611
78,259	DUET Group	132,920
1,170	Elia System Operator S.A./N.V.	59,069
5,863	Enagas S.A.	175,742
19,621	ENN Energy Holdings Ltd.	97,338
10,606	Eversource Energy	585,875
10,996	Fortis, Inc.	343,963
174,937	Hong Kong & China Gas Co. Ltd.	335,883
5,101	ITC Holdings Corp.	227,097
152,775	National Grid PLC	2,228,206
1,912	New Jersey Resources Corp.	67,207
7,102	NiSource, Inc.	169,454

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Shares		Value
	Common Stocks (continued)
610	Northwest Natural Gas Co.	$33,489
1,605	NorthWestern Corp.	93,026
1,164	ONE Gas, Inc.	68,269
15,920	Pennon Group PLC	198,988
16,534	PG&E Corp.	993,363
1,808	Piedmont Natural Gas Co., Inc.	108,588
4,211	Red Electrica Corp. S.A.	375,017
5,268	Sempra Energy	564,308
9,305	Severn Trent PLC	308,890
55,711	Snam SpA	318,922
1,056	Southwest Gas Corp.	73,318
59,492	Spark Infrastructure Group	98,895
966	Spire, Inc.	61,418
54,690	Terna Rete Elettrica Nazionale SpA	303,281
13,350	Toho Gas Co. Ltd.	99,099
58,247	Tokyo Gas Co. Ltd.	235,597
26,222	Towngas China Co. Ltd.	14,308
26,625	United Utilities Group PLC	374,054
1,109	WGL Holdings, Inc.	72,340
		11,538,504
	Total Common Stocks (Cost $24,317,819)	24,040,393
	Investment Companies — 0.6%
	Financials — 0.6%
20,287	3i Infrastructure PLC	50,156
51,482	HICL Infrastructure Co. Ltd.	121,316
		171,472
	Total Investment Companies (Cost $170,537)	171,472
	Master Limited Partnerships — 14.1%
	Energy — 13.8%
1,491	Antero Midstream Partners LP	36,679
2,673	Boardwalk Pipeline Partners LP	47,205
2,862	Buckeye Partners LP	205,835
991	Cheniere Energy Partners LP	28,650
1,188	Columbia Pipeline Partners LP	17,499
1,167	Crestwood Equity Partners LP	25,184
2,042	DCP Midstream Partners LP	68,468
545	Dominion Midstream Partners LP	15,761
4,784	Enbridge Energy Partners LP	104,004
18,595	Energy Transfer Equity LP	235,041
10,352	Energy Transfer Partners LP	375,364
2,222	EnLink Midstream Partners LP	34,974
28,775	Enterprise Products Partners LP	798,794
529	EQT GP Holdings LP	13,807
1,212	EQT Midstream Partners LP	91,348
Shares		Value
	Master Limited Partnerships (continued)
2,007	Genesis Energy LP	$75,604
796	Holly Energy Partners LP	26,395
5,098	Magellan Midstream Partners LP	357,115
5,570	MPLX LP	177,683
1,438	NuStar Energy LP	70,706
758	NuStar GP Holdings LLC	18,973
3,835	ONEOK Partners LP	145,538
774	Phillips 66 Partners LP	42,516
8,835	Plains All American Pipeline LP	204,354
931	Rice Midstream Partners LP	17,028
1,234	Spectra Energy Partners LP	55,456
808	Summit Midstream Partners LP	16,920
4,323	Sunoco Logistics Partners LP	118,666
916	Tallgrass Energy GP LP	22,021
1,042	TC PipeLines LP	57,550
1,305	Tesoro Logistics LP	64,141
479	Valero Energy Partners LP	22,163
580	Western Gas Equity Partners LP	24,389
1,745	Western Gas Partners LP	86,953
6,537	Williams Partners LP	208,661
		3,911,445
	Utilities — 0.3%
2,058	Brookfield Infrastructure Partners LP	88,000
	Total Master Limited Partnerships (Cost $4,568,575)	3,999,445
No. of Rights
	Rights — 0.0% ‡
5,461	3i Infrastructure PLC, expiring 06/07/16 at GBP 1.65*^(c)	—
	Total Rights (Cost $—)	—
Principal Amount
	Repurchase Agreements (a) — 0.4%
$112,122	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $112,122	112,122
	Total Repurchase Agreements (Cost $112,122)	112,122
	Total Investment Securities (Cost $29,169,053) — 99.8%	28,323,432
	Other assets less liabilities — 0.2%	64,336
	Net Assets — 100.0%	$28,387,768

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $— or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security has been deemed illiquid at May 31, 2016.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GBP  British Pound

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,528,741
Aggregate gross unrealized depreciation	(2,401,543)
Net unrealized depreciation	$(872,802)
Federal income tax cost of investments	$29,196,234

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United States	51.2%
United Kingdom	11.6%
Canada	10.0%
Spain	5.6%
Australia	5.1%
Italy	3.9%
China	2.5%
France	2.0%
Hong Kong	1.7%
Japan	1.5%
Luxemburg	1.0%
Mexico	0.9%
New Zealand	0.5%
Switzerland	0.5%
Brazil	0.3%
Netherlands	0.3%
Germany	0.3%
Singapore	0.3%
Belgium	0.2%
Other[1]	0.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Shares		Value
	Common Stocks — 92.3%
	Financials — 92.3%
140,747	3i Group PLC	$1,144,623
5,544	Altamir	67,730
43,120	American Capital Ltd.*	692,507
47,240	Apollo Investment Corp.	247,065
57,505	Ares Capital Corp.	853,374
4,930	AURELIUS SE & Co. KGaA	296,210
14,844	BlackRock Capital Investment Corp.	114,596
52,973	Brait SE*	537,676
2,145	Deutsche Beteiligungs AG	67,029
6,408	Eurazeo S.A.	417,168
26,114	Fifth Street Finance Corp.	128,742
3,930	Gimv N.V.	226,244
10,384	Golub Capital BDC, Inc.	180,162
14,455	Hercules Capital, Inc.	177,363
46,961	Intermediate Capital Group PLC	454,007
91,186	IP Group PLC*	222,405
9,938	Main Street Capital Corp.	319,606
11,336	New Mountain Finance Corp.	142,607
15,376	Onex Corp.	933,570
14,713	PennantPark Investment Corp.	95,487
56,216	Prospect Capital Corp.	422,182
30,845	Ratos AB, Class B	167,069
8,312	Solar Capital Ltd.	153,024
10,115	TCP Capital Corp.	147,881
6,724	Triangle Capital Corp.	125,403
3,822	Wendel S.A.	441,202
		8,774,932
	Total Common Stocks (Cost $9,138,807)	8,774,932
	Investment Companies — 5.7%
	Financials — 5.7%
5,346	Electra Private Equity PLC	296,010
1,206	HBM Healthcare Investments AG, Class A*	121,450
6,938	HgCapital Trust PLC	125,407
		542,867
	Total Investment Companies (Cost $459,038)	542,867
Shares		Value
	Master Limited Partnership — 1.5%
	Financials — 1.5%
8,906	Compass Diversified Holdings	$141,516
	Total Master Limited Partnership (Cost $136,950)	141,516
Principal Amount
	Repurchase Agreements (a) — 0.4%
$35,056	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $35,056	35,056
	Total Repurchase Agreements (Cost $35,056)	35,056
	Total Investment Securities (Cost $9,769,851) — 99.9%	9,494,371
	Other assets less liabilities — 0.1%	4,752
	Net Assets — 100.0%	$9,499,123

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$744,310
Aggregate gross unrealized depreciation	(1,477,663)
Net unrealized depreciation	$(733,353)
Federal income tax cost of investments	$10,227,724

See accompanying notes to the financial statements.

6 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United States	41.5%
United Kingdom	23.6%
Canada	9.8%
France	9.7%
South Africa	5.7%
Germany	3.8%
Belgium	2.4%
Sweden	1.7%
Switzerland	1.3%
Other[1]	0.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 7

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 94.4%
26,195	AbbVie, Inc. (Health Care)	0.4%	$1,648,451
8,225	Allergan PLC* (Health Care)	0.5%	1,939,044
3,915	Alphabet, Inc., Class A* (Information Technology)	0.8%	2,931,748
3,124	Alphabet, Inc., Class C* (Information Technology)	0.6%	2,298,389
4,265	Amazon.com, Inc.* (Consumer Discretionary)	0.8%	3,082,699
15,134	Amgen, Inc. (Health Care)	0.6%	2,390,415
73,693	Apple, Inc. (Information Technology)	1.9%	7,358,984
38,608	Archer-Daniels-Midland Co. (Consumer Staples)	0.4%	1,651,264
69,623	AT&T, Inc. (Telecommunication Services)	0.7%	2,725,740
237,805	Bank of America Corp. (Financials)	0.9%	3,517,136
9,933	Becton, Dickinson and Co. (Health Care)	0.4%	1,653,348
29,314	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	4,119,790
23,196	Capital One Financial Corp. (Financials)	0.4%	1,698,875
36,537	Chevron Corp. (Energy)	1.0%	3,690,237
69,467	Cisco Systems, Inc. (Information Technology)	0.5%	2,018,016
70,610	Citigroup, Inc. (Financials)	0.8%	3,288,307
16,286	CME Group, Inc. (Financials)	0.4%	1,594,237
35,519	Coca-Cola Co. (The) (Consumer Staples)	0.4%	1,584,147
27,683	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.4%	1,700,843
27,345	CVS Health Corp. (Consumer Staples)	0.7%	2,637,425
24,972	Express Scripts Holding Co.* (Health Care)	0.5%	1,886,635
52,470	Exxon Mobil Corp. (Energy)	1.2%	4,670,879
38,037	Facebook, Inc., Class A* (Information Technology)	1.2%	4,519,176
143,929	Ford Motor Co. (Consumer Discretionary)	0.5%	1,941,602
12,198	General Dynamics Corp. (Industrials)	0.5%	1,730,530
111,411	General Electric Co. (Industrials)	0.9%	3,367,955
57,602	General Motors Co. (Consumer Discretionary)	0.5%	1,801,791
33,171	Gilead Sciences, Inc. (Health Care)	0.7%	2,887,867
21,198	Honeywell International, Inc. (Industrials)	0.6%	2,412,968
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
121,683	HP, Inc. (Information Technology)	0.4%	$1,628,119
6,152	Intercontinental Exchange, Inc. (Financials)	0.4%	1,667,930
32,803	Johnson & Johnson (Health Care)	1.0%	3,696,570
38,373	JPMorgan Chase & Co. (Financials)	0.6%	2,504,606
22,299	Kraft Heinz Co. (The) (Consumer Staples)	0.5%	1,855,054
8,678	Lockheed Martin Corp. (Industrials)	0.5%	2,050,004
126,315	Micron Technology, Inc.* (Information Technology)	0.4%	1,606,727
101,744	Microsoft Corp. (Information Technology)	1.4%	5,392,432
65,953	Morgan Stanley (Financials)	0.5%	1,805,134
73,362	Pfizer, Inc. (Health Care)	0.7%	2,545,661
19,872	Phillips 66 (Energy)	0.4%	1,596,914
29,766	Procter & Gamble Co. (The) (Consumer Staples)	0.6%	2,412,237
6,495	Public Storage (REIT) (Financials)	0.4%	1,647,846
24,204	Target Corp. (Consumer Discretionary)	0.4%	1,664,751
34,533	Texas Instruments, Inc. (Information Technology)	0.5%	2,092,700
21,316	Time Warner, Inc. (Consumer Discretionary)	0.4%	1,612,769
56,865	Verizon Communications, Inc. (Telecommunication Services)	0.7%	2,894,428
17,357	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	1,616,805
25,400	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.5%	1,965,960
48,487	Wells Fargo & Co. (Financials)	0.6%	2,459,261
5,448,259	Other Common Stocks	62.8%	245,202,202
	Total Common Stocks (Cost $357,780,567)		368,666,608
Principal Amount
	Repurchase Agreements (a)(b) — 4.0%
$15,690,077	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $15,690,201		15,690,077
	Total Repurchase Agreements (Cost $15,690,077)		15,690,077
	Total Investment Securities (Cost $373,470,644) — 98.4%		384,356,685
	Other assets less liabilities — 1.6%		6,294,016
	Net Assets — 100.0%		$390,650,701

See accompanying notes to the financial statements.

8 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $75,220,751.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,183,441
Aggregate gross unrealized depreciation	(19,546,716)
Net unrealized appreciation	$9,636,725
Federal income tax cost of investments	$374,719,960

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,040,834)	11/07/16	Deutsche Bank AG	(0.01)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(95,731)
125,143,870	11/06/17	Deutsche Bank AG	0.51%	Credit Suisse 130/30 Large Cap Index (long portion)	2,042,312
124,103,036					1,946,581	$—	$(1,946,581)	$—
(115,649,869)	11/07/16	Goldman Sachs International	(0.51)%	Credit Suisse 130/30 Large Cap Index (short portion)	2,410,915	(2,410,915)	—	—
(247,636)	11/07/16	Societe Generale	(0.24)%	Credit Suisse 130/30 Large Cap Index (short portion)	(3,939)
4,947,230	01/08/18	Societe Generale	0.64%	Credit Suisse 130/30 Large Cap Index (long portion)	347,554
4,699,594					343,615	—	(300,000)	43,615
(224,088)	11/06/17	UBS AG	(0.44)%	Credit Suisse 130/30 Large Cap Index (short portion)	(252,394)
8,872,307	11/06/17	UBS AG	0.79%	Credit Suisse 130/30 Large Cap Index (long portion)	182,335
8,648,219					(70,059)	—	70,059	—
$21,800,980					$4,631,052

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: LARGE CAP CORE PLUS CSM :: 9

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	13.6%
Consumer Staples	7.7%
Energy	6.2%
Financials	19.1%
Health Care	11.8%
Industrials	10.2%
Information Technology	15.7%
Materials	3.3%
Telecommunication Services	2.1%
Utilities	4.7%
Other[1]	5.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 11.7%
394,955	Genuine Parts Co.	$38,279,039
802,012	Leggett & Platt, Inc.	40,309,123
502,610	Lowe's Cos., Inc.	40,274,139
304,578	McDonald's Corp.	37,176,791
464,271	Target Corp.	31,932,559
596,597	VF Corp.	37,179,924
		225,151,575
	Consumer Staples — 26.3%
964,765	Archer-Daniels-Midland Co.	41,262,999
409,910	Brown-Forman Corp., Class B	40,199,874
312,156	Clorox Co. (The)	40,124,532
858,193	Coca-Cola Co. (The)	38,275,408
553,486	Colgate-Palmolive Co.	38,970,949
1,014,967	Hormel Foods Corp.	34,925,015
301,259	Kimberly-Clark Corp.	38,271,943
416,562	McCormick & Co., Inc. (Non-Voting)	40,435,673
374,815	PepsiCo, Inc.	37,920,034
472,187	Procter & Gamble Co. (The)	38,266,035
835,131	Sysco Corp.	40,178,152
476,966	Walgreens Boots Alliance, Inc.	36,917,168
556,228	Wal-Mart Stores, Inc.	39,369,818
		505,117,600
	Energy — 4.0%
374,707	Chevron Corp.	37,845,407
436,694	Exxon Mobil Corp.	38,874,500
		76,719,907
	Financials — 12.1%
562,778	Aflac, Inc.	39,090,560
591,788	Cincinnati Financial Corp.	40,892,551
939,853	Franklin Resources, Inc.	35,103,509
1,132,223	HCP, Inc. (REIT)	37,216,170
369,775	S&P Global, Inc.	41,344,544
492,707	T. Rowe Price Group, Inc.	37,968,001
		231,615,335
	Health Care — 13.8%
867,145	Abbott Laboratories	34,364,956
622,342	AbbVie, Inc.	39,163,982
239,082	Becton, Dickinson and Co.	39,795,199
184,452	C.R. Bard, Inc.	40,402,366
439,804	Cardinal Health, Inc.	34,722,526
337,308	Johnson & Johnson	38,011,239
483,902	Medtronic PLC	38,944,433
		265,404,701
Shares		Value
	Common Stocks (continued)
	Industrials — 16.1%
226,627	3M Co.	$38,145,857
426,124	Cintas Corp.	40,396,555
567,534	Dover Corp.	37,882,894
689,086	Emerson Electric Co.	35,846,254
365,223	Illinois Tool Works, Inc.	38,724,595
667,315	Pentair PLC	40,199,055
342,293	Stanley Black & Decker, Inc.	38,740,722
166,816	W.W. Grainger, Inc.	38,092,434
		308,028,366
	Information Technology — 2.0%
426,373	Automatic Data Processing, Inc.	37,452,604
	Materials — 9.7%
258,058	Air Products & Chemicals, Inc.	36,809,393
328,830	Ecolab, Inc.	38,552,030
771,414	Nucor Corp.	37,421,293
337,703	PPG Industries, Inc.	36,363,859
127,790	Sherwin-Williams Co. (The)	37,198,391
		186,344,966
	Telecommunication Services — 2.1%
1,004,039	AT&T, Inc.	39,308,127
	Utilities — 2.0%
534,001	Consolidated Edison, Inc.	39,120,913
	Total Common Stocks (Cost $1,801,529,085)	1,914,264,094
Principal Amount
	Repurchase Agreements (a) — 0.0% ‡
$891,218	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $891,226	891,218
	Total Repurchase Agreements (Cost $891,218)	891,218
	Total Investment Securities (Cost $1,802,420,303) — 99.8%	1,915,155,312
	Other assets less liabilities — 0.2%	3,180,484
	Net Assets — 100.0%	$1,918,335,796

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 11

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,872,827
Aggregate gross unrealized depreciation	(18,255,538)
Net unrealized appreciation	$110,617,289
Federal income tax cost of investments	$1,804,538,023

See accompanying notes to the financial statements.

12 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 6.2%
32,534	John Wiley & Sons, Inc., Class A	$1,752,932
33,813	Meredith Corp.	1,673,743
16,338	Polaris Industries, Inc.	1,389,057
		4,815,732
	Consumer Staples — 6.8%
14,905	Casey's General Stores, Inc.	1,791,730
14,954	Lancaster Colony Corp.	1,812,873
46,482	Tootsie Roll Industries, Inc.	1,663,591
		5,268,194
	Financials — 27.9%
37,540	Bank of the Ozarks, Inc.	1,460,681
47,379	Brown & Brown, Inc.	1,708,487
34,832	Commerce Bancshares, Inc./MO	1,704,330
26,642	Cullen/Frost Bankers, Inc.	1,782,350
45,767	Eaton Vance Corp.	1,664,088
10,604	FactSet Research Systems, Inc.	1,686,778
30,479	Mercury General Corp.	1,602,281
37,361	National Retail Properties, Inc. (REIT)	1,693,574
90,109	Old Republic International Corp.	1,726,489
31,758	Prosperity Bancshares, Inc.	1,710,168
14,193	RenaissanceRe Holdings Ltd.	1,639,433
33,542	SEI Investments Co.	1,725,401
45,656	Tanger Factory Outlet Centers, Inc. (REIT)	1,608,004
		21,712,064
	Health Care — 4.3%
44,455	Owens & Minor, Inc.	1,657,727
22,715	West Pharmaceutical Services, Inc.	1,705,442
		3,363,169
	Industrials — 17.2%
20,445	A. O. Smith Corp.	1,682,624
16,326	Carlisle Cos., Inc.	1,694,965
27,908	CLARCOR, Inc.	1,654,944
49,759	Donaldson Co., Inc.	1,667,424
20,397	Graco, Inc.	1,637,267
26,116	Lincoln Electric Holdings, Inc.	1,571,661
33,315	MSA Safety, Inc.	1,678,077
20,806	Nordson Corp.	1,809,706
		13,396,668
	Information Technology — 2.5%
34,531	CDK Global, Inc.	1,909,564
Shares		Value
	Common Stocks (continued)
	Materials — 12.9%
24,807	Albemarle Corp.	$1,947,350
20,624	AptarGroup, Inc.	1,593,410
31,212	Bemis Co., Inc.	1,571,212
32,052	RPM International, Inc.	1,608,690
34,626	Sonoco Products Co.	1,650,621
15,389	Valspar Corp. (The)	1,666,937
		10,038,220
	Telecommunication Services — 2.0%
54,967	Telephone & Data Systems, Inc.	1,582,500
	Utilities — 20.0%
53,309	Aqua America, Inc.	1,722,414
23,052	Atmos Energy Corp.	1,680,491
28,955	Black Hills Corp.	1,752,936
83,934	MDU Resources Group, Inc.	1,919,571
31,125	National Fuel Gas Co.	1,711,875
65,721	Questar Corp.	1,656,826
41,221	UGI Corp.	1,769,205
34,506	Vectren Corp.	1,714,258
24,725	WGL Holdings, Inc.	1,612,812
		15,540,388
	Total Common Stocks (Cost $73,731,442)	77,626,499
Principal Amount
	Repurchase Agreements (a) — 0.1%
$115,534	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $115,534	115,534
	Total Repurchase Agreements (Cost $115,534)	115,534
	Total Investment Securities (Cost $73,846,976) — 99.9%	77,742,033
	Other assets less liabilities — 0.1%	87,491
	Net Assets — 100.0%	$77,829,524

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: 13

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,147,683
Aggregate gross unrealized depreciation	(303,877)
Net unrealized appreciation	$3,843,806
Federal income tax cost of investments	$73,898,227

See accompanying notes to the financial statements.

14 :: REGL S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 5.0%
9,484	Cracker Barrel Old Country Store, Inc.	$1,436,636
39,472	International Speedway Corp., Class A	1,305,734
31,271	Meredith Corp.	1,547,915
		4,290,285
	Consumer Staples — 14.3%
47,596	Andersons, Inc. (The)	1,702,985
26,185	Calavo Growers, Inc.	1,482,333
13,258	Casey's General Stores, Inc.	1,593,744
13,813	J&J Snack Foods Corp.	1,457,271
13,650	Lancaster Colony Corp.	1,654,790
42,353	Tootsie Roll Industries, Inc.	1,515,814
26,131	Universal Corp.	1,429,366
63,675	Vector Group Ltd.	1,367,102
		12,203,405
	Financials — 21.5%
88,081	American Equity Investment Life Holding Co.	1,427,793
37,212	Community Bank System, Inc.	1,534,623
18,605	Infinity Property & Casualty Corp.	1,449,888
22,221	National Health Investors, Inc. (REIT)	1,551,692
31,265	Prosperity Bancshares, Inc.	1,683,620
21,594	RLI Corp.	1,427,579
57,209	Southside Bancshares, Inc.	1,687,079
27,352	UMB Financial Corp.	1,574,108
39,249	United Bankshares, Inc./WV	1,562,503
26,576	Universal Health Realty Income Trust (REIT)	1,421,816
71,239	Urstadt Biddle Properties, Inc., Class A (REIT)	1,507,417
29,740	Westamerica Bancorp.	1,446,851
		18,274,969
	Health Care — 5.3%
3,738	Atrion Corp.	1,468,025
36,835	Owens & Minor, Inc.	1,373,577
22,249	West Pharmaceutical Services, Inc.	1,670,455
		4,512,057
	Industrials — 20.5%
45,772	ABM Industries, Inc.	1,564,029
52,920	Brady Corp., Class A	1,682,327
24,928	CLARCOR, Inc.	1,478,230
44,705	Franklin Electric Co., Inc.	1,492,253
40,795	Healthcare Services Group, Inc.	1,591,005
24,246	HEICO Corp.	1,613,571
18,774	Lindsay Corp.	1,339,337
29,166	Matthews International Corp., Class A	1,600,338
Shares		Value
	Common Stocks (continued)
57,720	McGrath RentCorp	$1,646,752
30,237	MSA Safety, Inc.	1,523,038
93,030	Raven Industries, Inc.	1,875,485
		17,406,365
	Information Technology — 1.9%
22,103	Badger Meter, Inc.	1,657,725
	Materials — 3.7%
35,874	H.B. Fuller Co.	1,638,007
26,640	Stepan Co.	1,536,861
		3,174,868
	Telecommunication Services — 1.8%
20,045	Atlantic Tele-Network, Inc.	1,493,152
	Utilities — 25.8%
25,312	ALLETE, Inc.	1,461,515
36,901	American States Water Co.	1,441,353
36,777	Avista Corp.	1,479,171
24,557	Black Hills Corp.	1,486,681
56,404	California Water Service Group	1,644,176
24,348	Chesapeake Utilities Corp.	1,404,636
28,860	MGE Energy, Inc.	1,463,490
41,778	New Jersey Resources Corp.	1,468,497
28,012	Northwest Natural Gas Co.	1,537,859
24,098	NorthWestern Corp.	1,396,720
24,319	Piedmont Natural Gas Co., Inc.	1,460,599
40,924	SJW Corp.	1,411,469
53,288	South Jersey Industries, Inc.	1,539,490
22,091	Spire, Inc.	1,404,546
20,790	WGL Holdings, Inc.	1,356,132
		21,956,334
	Total Common Stocks (Cost $80,418,044)	84,969,160
Principal Amount
	Repurchase Agreements (a) — 0.1%
$48,156	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $48,156	48,156
	Total Repurchase Agreements (Cost $48,156)	48,156
	Total Investment Securities (Cost $80,466,200) — 99.9%	85,017,316
	Other assets less liabilities — 0.1%	71,933
	Net Assets — 100.0%	$85,089,249
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 15

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,851,609
Aggregate gross unrealized depreciation	(324,564)
Net unrealized appreciation	$4,527,045
Federal income tax cost of investments	$80,490,271

See accompanying notes to the financial statements.

16 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.3%
	Consumer Discretionary — 12.5%
29,481	Compass Group PLC	$552,246
6,925	Next PLC	548,316
45,994	Pearson PLC	561,328
22,065	SES S.A. (FDR)	494,471
4,257	Shimamura Co. Ltd.	552,733
40,076	Sky PLC	562,015
23,660	WPP PLC	548,239
		3,819,348
	Consumer Staples — 17.9%
12,794	Associated British Foods PLC	548,222
9,033	British American Tobacco PLC	551,933
7	Chocoladefabriken Lindt & Spruengli AG	517,501
91	Chocoladefabriken Lindt & Spruengli AG, Class PC	560,627
20,303	Diageo PLC	552,752
10,030	FamilyMart Co. Ltd.	526,348
6,091	Kerry Group PLC, Class A	549,923
3,037	L'Oreal S.A.	571,041
7,376	Nestle S.A.	544,557
33,736	Woolworths Ltd.	540,614
		5,463,518
	Energy — 1.8%
33,917	Statoil ASA	541,008
	Financials — 7.3%
137,111	Aberdeen Asset Management PLC	556,986
6,655	Groupe Bruxelles Lambert S.A.	566,097
125,912	Mitsubishi UFJ Lease & Finance Co. Ltd.	541,545
28,513	Prudential PLC	572,709
		2,237,337
	Health Care — 25.7%
7,262	Coloplast A/S, Class B	549,942
4,280	Essilor International S.A.	559,139
6,576	Fresenius Medical Care AG & Co. KGaA	571,017
410	Galenica AG	541,470
12,992	Miraca Holdings, Inc.	548,826
7,226	Novartis AG	573,457
10,008	Novo Nordisk A/S, Class B	556,886
10,609	Ramsay Health Care Ltd.	559,134
2,201	Roche Holding AG	577,591
83,252	Ryman Healthcare Ltd.	540,712
6,963	Sanofi	571,212
8,976	Shire PLC	556,551
7,756	Sysmex Corp.	566,463
Shares		Value
	Common Stocks (continued)
10,432	Teva Pharmaceutical Industries Ltd.	$542,073
		7,814,473
	Industrials — 16.1%
35,266	Abertis Infraestructuras S.A.	540,216
33,282	Aggreko PLC	544,488
39,038	Ashtead Group PLC	554,561
37,683	Babcock International Group PLC	568,770
77,234	BAE Systems PLC	543,634
18,455	Bunzl PLC	549,044
34,755	Capita PLC	538,234
227,140	Cobham PLC	538,882
11,340	Intertek Group PLC	517,773
		4,895,602
	Information Technology — 1.9%
39,903	ARM Holdings PLC	573,238
	Materials — 7.1%
45,305	BHP Billiton PLC	542,698
12,495	Croda International PLC	534,682
13,221	Fuchs Petrolub SE (Preference)	538,468
11,267	Novozymes A/S, Class B	536,223
		2,152,071
	Utilities — 9.0%
83,288	APA Group	529,164
57,961	Cheung Kong Infrastructure Holdings Ltd.	542,441
18,293	Enagas S.A.	548,625
6,308	Red Electrica Corp. S.A.	562,071
24,673	SSE PLC	550,165
		2,732,466
	Total Common Stocks (Cost $30,821,376)	30,229,061
Principal Amount
	Repurchase Agreements (a) — 0.2%
$47,195	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $47,195	47,195
	Total Repurchase Agreements (Cost $47,195)	47,195
	Total Investment Securities (Cost $30,868,571) — 99.5%	30,276,256
	Other assets less liabilities — 0.5%	144,692
	Net Assets — 100.0%	$30,420,948

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 17

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,236
Aggregate gross unrealized depreciation	(1,515,983)
Net unrealized depreciation	$(646,747)
Federal income tax cost of investments	$30,923,003

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United Kingdom	41.6%
Switzerland	10.9%
Japan	9.0%
France	7.2%
Spain	5.4%
Denmark	5.4%
Australia	5.3%
Germany	3.6%
Belgium	1.9%
Ireland	1.8%
Hong Kong	1.8%
Israel	1.8%
Norway	1.8%
New Zealand	1.8%
Other[1]	0.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

18 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.3%
	Consumer Discretionary — 14.4%
7,503	Compass Group PLC	$140,548
1,763	Next PLC	139,593
11,705	Pearson PLC	142,852
5,614	SES S.A. (FDR)	125,808
10,199	Sky PLC	143,028
3,593	Wolters Kluwer N.V.	143,297
6,020	WPP PLC	139,493
		974,619
	Consumer Staples — 18.5%
3,256	Associated British Foods PLC	139,519
2,299	British American Tobacco PLC	140,473
1	Chocoladefabriken Lindt & Spruengli AG	73,929
32	Chocoladefabriken Lindt & Spruengli AG, Class PC	197,143
5,166	Diageo PLC	140,645
1,550	Kerry Group PLC, Class A	139,941
6,475	Koninklijke Ahold N.V.	143,517
772	L'Oreal S.A.	145,158
1,877	Nestle S.A.	138,576
		1,258,901
	Energy — 2.0%
8,631	Statoil ASA	137,673
	Financials — 8.5%
34,892	Aberdeen Asset Management PLC	141,742
1,694	Groupe Bruxelles Lambert S.A.	144,097
7,257	Prudential PLC	145,763
1,583	Swiss Re AG	142,187
		573,789
	Health Care — 21.1%
1,848	Coloplast A/S, Class B	139,947
1,086	Essilor International S.A.	141,875
1,674	Fresenius Medical Care AG & Co. KGaA	145,359
1,922	Fresenius SE & Co. KGaA	145,134
105	Galenica AG	138,669
1,838	Novartis AG	145,864
2,548	Novo Nordisk A/S, Class B	141,781
560	Roche Holding AG	146,956
1,772	Sanofi	145,367
2,284	Shire PLC	141,618
		1,432,570
Shares		Value
	Common Stocks (continued)
	Industrials — 18.4%
9,009	Abertis Infraestructuras S.A.	$138,003
8,470	Aggreko PLC	138,568
9,934	Ashtead Group PLC	141,119
9,590	Babcock International Group PLC	144,747
19,654	BAE Systems PLC	138,340
4,696	Bunzl PLC	139,708
8,844	Capita PLC	136,963
57,804	Cobham PLC	137,138
2,886	Intertek Group PLC	131,772
		1,246,358
	Information Technology — 2.1%
10,154	ARM Holdings PLC	145,870
	Materials — 8.1%
11,530	BHP Billiton PLC	138,115
3,165	Croda International PLC	135,436
3,364	Fuchs Petrolub SE (Preference)	137,010
2,867	Novozymes A/S, Class B	136,447
		547,008
	Utilities — 6.2%
4,654	Enagas S.A.	139,578
1,605	Red Electrica Corp. S.A.	143,013
6,278	SSE PLC	139,988
		422,579
	Total Common Stocks (Cost $6,813,161)	6,739,367
Principal Amount
	Repurchase Agreements (a) — 0.0% ‡
$3,346	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,346	3,346
	Total Repurchase Agreements (Cost $3,346)	3,346
	Total Investment Securities (Cost $6,816,507) — 99.3%	6,742,713
	Other assets less liabilities — 0.7%	44,525
	Net Assets — 100.0%	$6,787,238

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 19

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,955
Aggregate gross unrealized depreciation	(192,023)
Net unrealized depreciation	$(80,068)
Federal income tax cost of investments	$6,822,781

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United Kingdom	47.5%
Switzerland	14.5%
France	8.2%
Germany	6.3%
Spain	6.2%
Denmark	6.2%
Netherlands	4.2%
Belgium	2.1%
Ireland	2.1%
Norway	2.0%
Other[1]	0.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

20 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.2%
	Consumer Discretionary — 12.7%
232,247	Belle International Holdings Ltd.	$136,286
188,520	Great Wall Motor Co. Ltd., Class H	145,076
3,459	Hyundai Motor Co. (Preference)	296,047
36,269	Merida Industry Co. Ltd.	152,917
12,776	Mr Price Group Ltd.	149,983
22,208	Truworths International Ltd.	132,856
		1,013,165
	Consumer Staples — 14.0%
26,466	Ambev S.A. (ADR)	139,211
6,795	BIM Birlesik Magazalar AS	133,271
5,121	Dongsuh Cos., Inc.	143,086
15,984	Hengan International Group Co. Ltd.	144,192
28,842	ITC Ltd.	150,479
13,040	Shoprite Holdings Ltd.	136,828
10,366	SPAR Group Ltd. (The)	133,451
43,273	Unilever Indonesia Tbk PT	136,535
		1,117,053
	Energy — 6.6%
176,895	China Oilfield Services Ltd., Class H	134,536
3,392	Lukoil PJSC	130,726
21,617	Qatar Gas Transport Co. Ltd.	138,828
26,043	Rosneft OAO	123,410
		527,500
	Financials — 29.8%
127,907	AMMB Holdings Bhd	133,514
3,920	Bancolombia S.A. (ADR)	127,635
142,742	Bank Central Asia Tbk PT	135,845
3,972	Capitec Bank Holdings Ltd.	150,373
48,799	China Overseas Land & Investment Ltd.	146,634
33,286	Coronation Fund Managers Ltd.	143,765
18,452	Discovery Ltd.	141,135
42,893	First Gulf Bank PJSC	138,380
77,564	Gentera SAB de CV	141,245
11,111	Grupo de Inversiones Suramericana S.A.	133,720
79,885	Grupo Financiero Inbursa SAB de CV, Class O	133,223
7,829	Housing Development Finance Corp. Ltd.	144,014
20,246	LIC Housing Finance Ltd.	141,648
31,339	Mahindra & Mahindra Financial Services Ltd.	149,767
54,407	Power Finance Corp. Ltd.	132,369
17,052	Resilient REIT Ltd. (REIT)	141,168
45,900	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	140,959
		2,375,394
Shares		Value
	Common Stocks (continued)
	Health Care — 3.3%
204,894	Bangkok Dusit Medical Services PCL, Class F	$138,221
5,561	Lupin Ltd.	121,886
		260,107
	Industrials — 4.4%
6,188	Bidvest Group Ltd. (The)	49,370
136,774	China Everbright International Ltd.	146,618
7,288	Larsen & Toubro Ltd. (GDR)	158,878
		354,866
	Information Technology — 14.2%
59,938	Chicony Electronics Co. Ltd.	144,458
63,266	Foxconn Technology Co. Ltd.	144,525
7,290	Infosys Ltd. (ADR)	141,718
211,850	Lenovo Group Ltd.	130,042
41,862	Simplo Technology Co. Ltd.	140,556
3,600	Tata Consultancy Services Ltd.	137,472
6,752	Tencent Holdings Ltd.	150,580
85,809	Vanguard International Semiconductor Corp.	140,768
		1,130,119
	Materials — 5.3%
9,621	Asian Paints Ltd.	140,822
24,047	Grupo Argos S.A.	134,433
119,297	Indocement Tunggal Prakarsa Tbk PT	145,410
		420,665
	Telecommunication Services — 1.8%
31,260	Advanced Info Service PCL	144,378
	Utilities — 7.1%
100,441	China Gas Holdings Ltd.	142,181
332,718	China Power International Development Ltd.	140,439
48,575	China Resources Gas Group Ltd.	135,959
28,952	ENN Energy Holdings Ltd.	143,628
		562,207
	Total Common Stocks (Cost $7,588,680)	7,905,454

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 21

Principal Amount		Value
	Repurchase Agreements (a) — 0.4%
$28,431	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $28,431	$28,431
	Total Repurchase Agreements (Cost $28,431)	28,431
	Total Investment Securities (Cost $7,617,111) — 99.6%	7,933,885
	Other assets less liabilities — 0.4%	31,063
	Net Assets — 100.0%	$7,964,948

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,479
Aggregate gross unrealized depreciation	(132,705)
Net unrealized appreciation	$316,774
Federal income tax cost of investments	$7,617,111

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

China	23.1%
India	17.8%
South Africa	14.8%
Taiwan	9.1%
South Korea	5.5%
Indonesia	5.2%
Colombia	5.0%
Thailand	3.6%
Mexico	3.4%
Russia	3.2%
Brazil	1.7%
Qatar	1.7%
United Arab Emirates	1.7%
Malaysia	1.7%
Turkey	1.7%
Other[1]	0.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.7%
308	3M Co. (Industrials)	0.6%	$51,843
821	AbbVie, Inc. (Health Care)	0.6%	51,666
320	Accenture PLC, Class A (Information Technology)	0.4%	38,070
201	Allergan PLC* (Health Care)	0.5%	47,386
149	Alphabet, Inc., Class A* (Information Technology)	1.3%	111,579
151	Alphabet, Inc., Class C* (Information Technology)	1.3%	111,094
997	Altria Group, Inc. (Consumer Staples)	0.7%	63,449
197	Amazon.com, Inc.* (Consumer Discretionary)	1.6%	142,390
383	Amgen, Inc. (Health Care)	0.7%	60,495
2,825	Apple, Inc. (Information Technology)	3.3%	282,104
3,134	AT&T, Inc. (Telecommunication Services)	1.4%	122,696
5,260	Bank of America Corp. (Financials)	0.9%	77,795
954	Berkshire Hathaway, Inc., Class B* (Financials)	1.5%	134,075
317	Boeing Co. (The) (Industrials)	0.5%	39,990
850	Bristol-Myers Squibb Co. (Health Care)	0.7%	60,945
398	Celgene Corp.* (Health Care)	0.5%	41,997
2,564	Cisco Systems, Inc. (Information Technology)	0.9%	74,484
1,502	Citigroup, Inc. (Financials)	0.8%	69,948
1,985	Coca-Cola Co. (The) (Consumer Staples)	1.0%	88,531
1,239	Comcast Corp., Class A (Consumer Discretionary)	0.9%	78,429
560	CVS Health Corp. (Consumer Staples)	0.6%	54,012
1,169	Facebook, Inc., Class A* (Information Technology)	1.6%	138,889
4,753	General Electric Co. (Industrials)	1.7%	143,683
696	Gilead Sciences, Inc. (Health Care)	0.7%	60,594
646	Home Depot, Inc. (The) (Consumer Discretionary)	1.0%	85,349
392	Honeywell International, Inc. (Industrials)	0.5%	44,621
2,407	Intel Corp. (Information Technology)	0.9%	76,037
450	International Business Machines Corp. (Information Technology)	0.8%	69,183
1,406	Johnson & Johnson (Health Care)	1.8%	158,442
1,870	JPMorgan Chase & Co. (Financials)	1.4%	122,055
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
500	MasterCard, Inc., Class A (Information Technology)	0.6%	$47,950
459	McDonald's Corp. (Consumer Discretionary)	0.6%	56,026
716	Medtronic PLC (Health Care)	0.7%	57,624
1,414	Merck & Co., Inc. (Health Care)	0.9%	79,552
4,029	Microsoft Corp. (Information Technology)	2.5%	213,537
1,605	Oracle Corp. (Information Technology)	0.7%	64,521
736	PepsiCo, Inc. (Consumer Staples)	0.9%	74,461
3,081	Pfizer, Inc. (Health Care)	1.2%	106,911
789	Philip Morris International, Inc. (Consumer Staples)	0.9%	77,859
1,351	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	109,485
762	QUALCOMM, Inc. (Information Technology)	0.5%	41,849
753	Starbucks Corp. (Consumer Discretionary)	0.5%	41,332
396	United Technologies Corp. (Industrials)	0.5%	39,830
484	UnitedHealth Group, Inc. (Health Care)	0.7%	64,696
2,075	Verizon Communications, Inc. (Telecommunication Services)	1.2%	105,617
978	Visa, Inc., Class A (Information Technology)	0.9%	77,203
799	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	56,553
765	Walt Disney Co. (The) (Consumer Discretionary)	0.9%	75,903
2,354	Wells Fargo & Co. (Financials)	1.4%	119,395
78,127	Other Common Stocks	51.1%	4,426,572
	Total Common Stocks (Cost $8,115,029)		8,638,707
Principal Amount
	Repurchase Agreements (a) — 0.1%
$11,258	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/2016, due 06/01/2016, total to be received $11,258		11,258
	Total Repurchase Agreements (Cost $11,258)		11,258
	Total Investment Securities (Cost $8,126,287) — 99.8%		8,649,965
	Other assets less liabilities — 0.2%		14,237
	Net Assets — 100.0%		$8,664,202

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P 500® EX-ENERGY ETF SPXE :: 23

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$661,213
Aggregate gross unrealized depreciation	(138,646)
Net unrealized appreciation	$522,567
Federal income tax cost of investments	$8,127,398

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	13.5%
Consumer Staples	10.8%
Financials	17.5%
Health Care	15.8%
Industrials	10.8%
Information Technology	21.9%
Materials	3.0%
Telecommunication Services	2.8%
Utilities	3.6%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

24 :: SPXE S&P 500® EX-ENERGY ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.5%
85	3M Co. (Industrials)	0.7%	$14,307
228	AbbVie, Inc. (Health Care)	0.7%	14,348
89	Accenture PLC, Class A (Information Technology)	0.5%	10,588
56	Allergan PLC* (Health Care)	0.6%	13,202
41	Alphabet, Inc., Class A* (Information Technology)	1.4%	30,703
42	Alphabet, Inc., Class C* (Information Technology)	1.4%	30,900
277	Altria Group, Inc. (Consumer Staples)	0.8%	17,628
55	Amazon.com, Inc.* (Consumer Discretionary)	1.8%	39,753
106	Amgen, Inc. (Health Care)	0.8%	16,743
783	Apple, Inc. (Information Technology)	3.6%	78,190
869	AT&T, Inc. (Telecommunication Services)	1.6%	34,021
88	Boeing Co. (The) (Industrials)	0.5%	11,101
236	Bristol-Myers Squibb Co. (Health Care)	0.8%	16,921
110	Celgene Corp.* (Health Care)	0.5%	11,607
266	Chevron Corp. (Energy)	1.2%	26,866
711	Cisco Systems, Inc. (Information Technology)	1.0%	20,655
550	Coca-Cola Co. (The) (Consumer Staples)	1.1%	24,530
344	Comcast Corp., Class A (Consumer Discretionary)	1.0%	21,775
155	CVS Health Corp. (Consumer Staples)	0.7%	14,950
587	Exxon Mobil Corp. (Energy)	2.4%	52,255
324	Facebook, Inc., Class A* (Information Technology)	1.8%	38,494
1,318	General Electric Co. (Industrials)	1.8%	39,843
193	Gilead Sciences, Inc. (Health Care)	0.8%	16,803
179	Home Depot, Inc. (The) (Consumer Discretionary)	1.1%	23,649
109	Honeywell International, Inc. (Industrials)	0.6%	12,407
667	Intel Corp. (Information Technology)	1.0%	21,071
125	International Business Machines Corp. (Information Technology)	0.9%	19,217
390	Johnson & Johnson (Health Care)	2.0%	43,949
129	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	10,337
139	MasterCard, Inc., Class A (Information Technology)	0.6%	13,330
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
127	McDonald's Corp. (Consumer Discretionary)	0.7%	$15,502
199	Medtronic PLC (Health Care)	0.7%	16,016
392	Merck & Co., Inc. (Health Care)	1.0%	22,054
1,117	Microsoft Corp. (Information Technology)	2.7%	59,201
191	NIKE, Inc., Class B (Consumer Discretionary)	0.5%	10,547
445	Oracle Corp. (Information Technology)	0.8%	17,889
204	PepsiCo, Inc. (Consumer Staples)	1.0%	20,639
854	Pfizer, Inc. (Health Care)	1.4%	29,634
219	Philip Morris International, Inc. (Consumer Staples)	1.0%	21,611
375	Procter & Gamble Co. (The) (Consumer Staples)	1.4%	30,390
211	QUALCOMM, Inc. (Information Technology)	0.5%	11,588
196	Schlumberger Ltd. (Energy)	0.7%	14,955
209	Starbucks Corp. (Consumer Discretionary)	0.5%	11,472
110	United Technologies Corp. (Industrials)	0.5%	11,064
134	UnitedHealth Group, Inc. (Health Care)	0.8%	17,912
575	Verizon Communications, Inc. (Telecommunication Services)	1.4%	29,268
271	Visa, Inc., Class A (Information Technology)	1.0%	21,393
222	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	15,713
212	Walt Disney Co. (The) (Consumer Discretionary)	1.0%	21,035
18,544	Other Common Stocks	47.0%	1,019,896
	Total Common Stocks (Cost $1,993,981)		2,157,922
Principal Amount
	Repurchase Agreements (a) — 0.2%
$4,395	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/2016, due 06/01/2016, total to be received $4,395		4,395
	Total Repurchase Agreements (Cost $4,395)		4,395
	Total Investment Securities (Cost $1,998,376) — 99.7%		2,162,317
	Other assets less liabilities — 0.3%		5,718
	Net Assets — 100.0%		$2,168,035

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P 500® EX-FINANCIALS ETF SPXN :: 25

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,356
Aggregate gross unrealized depreciation	(67,067)
Net unrealized appreciation	$163,289
Federal income tax cost of investments	$1,999,028

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	14.9%
Consumer Staples	12.0%
Energy	8.5%
Health Care	17.5%
Industrials	11.9%
Information Technology	24.2%
Materials	3.4%
Telecommunication Services	3.1%
Utilities	4.0%
Other[1]	0.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

26 :: SPXN S&P 500® EX-FINANCIALS ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.6%
84	3M Co. (Industrials)	0.6%	$14,139
87	Accenture PLC, Class A (Information Technology)	0.5%	10,350
41	Alphabet, Inc., Class A* (Information Technology)	1.4%	30,703
41	Alphabet, Inc., Class C* (Information Technology)	1.4%	30,165
272	Altria Group, Inc. (Consumer Staples)	0.8%	17,310
54	Amazon.com, Inc.* (Consumer Discretionary)	1.8%	39,031
160	American International Group, Inc. (Financials)	0.4%	9,261
770	Apple, Inc. (Information Technology)	3.5%	76,892
855	AT&T, Inc. (Telecommunication Services)	1.5%	33,473
1,435	Bank of America Corp. (Financials)	1.0%	21,224
260	Berkshire Hathaway, Inc., Class B* (Financials)	1.7%	36,540
87	Boeing Co. (The) (Industrials)	0.5%	10,975
262	Chevron Corp. (Energy)	1.2%	26,462
699	Cisco Systems, Inc. (Information Technology)	0.9%	20,306
410	Citigroup, Inc. (Financials)	0.9%	19,094
541	Coca-Cola Co. (The) (Consumer Staples)	1.1%	24,129
338	Comcast Corp., Class A (Consumer Discretionary)	1.0%	21,395
153	CVS Health Corp. (Consumer Staples)	0.7%	14,757
577	Exxon Mobil Corp. (Energy)	2.4%	51,365
319	Facebook, Inc., Class A* (Information Technology)	1.7%	37,900
1,296	General Electric Co. (Industrials)	1.8%	39,178
176	Home Depot, Inc. (The) (Consumer Discretionary)	1.1%	23,253
107	Honeywell International, Inc. (Industrials)	0.6%	12,180
656	Intel Corp. (Information Technology)	0.9%	20,723
123	International Business Machines Corp. (Information Technology)	0.9%	18,910
510	JPMorgan Chase & Co. (Financials)	1.5%	33,288
127	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	10,177
136	MasterCard, Inc., Class A (Information Technology)	0.6%	13,042
125	McDonald's Corp. (Consumer Discretionary)	0.7%	15,257
1,099	Microsoft Corp. (Information Technology)	2.7%	58,247
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
218	Mondelez International, Inc., Class A (Consumer Staples)	0.4%	$9,699
188	NIKE, Inc., Class B (Consumer Discretionary)	0.5%	10,381
438	Oracle Corp. (Information Technology)	0.8%	17,608
201	PepsiCo, Inc. (Consumer Staples)	0.9%	20,335
215	Philip Morris International, Inc. (Consumer Staples)	1.0%	21,216
369	Procter & Gamble Co. (The) (Consumer Staples)	1.4%	29,904
208	QUALCOMM, Inc. (Information Technology)	0.5%	11,423
193	Schlumberger Ltd. (Energy)	0.7%	14,726
205	Starbucks Corp. (Consumer Discretionary)	0.5%	11,252
227	U.S. Bancorp (Financials)	0.4%	9,720
118	Union Pacific Corp. (Industrials)	0.5%	9,934
96	United Parcel Service, Inc., Class B (Industrials)	0.5%	9,897
108	United Technologies Corp. (Industrials)	0.5%	10,863
566	Verizon Communications, Inc. (Telecommunication Services)	1.3%	28,809
267	Visa, Inc., Class A (Information Technology)	1.0%	21,077
120	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.4%	9,288
218	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	15,430
209	Walt Disney Co. (The) (Consumer Discretionary)	1.0%	20,737
642	Wells Fargo & Co. (Financials)	1.5%	32,562
20,318	Other Common Stocks	48.8%	1,061,330
	Total Common Stocks (Cost $1,995,038)		2,165,917
Principal Amount
	Repurchase Agreements (a) — 0.2%
$5,245	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 5/31/2016, due 6/1/2016, total to be received $5,245		5,245
	Total Repurchase Agreements (Cost $5,245)		5,245
	Total Investment Securities (Cost $2,000,283) — 99.8%		2,171,162
	Other assets less liabilities — 0.2%		4,228
	Net Assets — 100.0%		$2,175,390

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P 500® EX-HEALTH CARE ETF SPXV :: 27

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,650
Aggregate gross unrealized depreciation	(52,510)
Net unrealized appreciation	$170,140
Federal income tax cost of investments	$2,001,022

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	14.7%
Consumer Staples	11.8%
Energy	8.3%
Financials	19.0%
Industrials	11.7%
Information Technology	23.8%
Materials	3.3%
Telecommunication Services	3.1%
Utilities	3.9%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

28 :: SPXV S&P 500® EX-HEALTH CARE ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.6%
137	3M Co. (Industrials)	0.7%	$23,060
366	AbbVie, Inc. (Health Care)	0.7%	23,032
90	Allergan PLC* (Health Care)	0.7%	21,217
445	Altria Group, Inc. (Consumer Staples)	0.9%	28,320
88	Amazon.com, Inc.* (Consumer Discretionary)	2.0%	63,606
261	American International Group, Inc. (Financials)	0.5%	15,107
171	Amgen, Inc. (Health Care)	0.8%	27,009
2,346	Bank of America Corp. (Financials)	1.1%	34,697
426	Berkshire Hathaway, Inc., Class B* (Financials)	1.9%	59,870
50	Biogen, Inc.* (Health Care)	0.4%	14,486
142	Boeing Co. (The) (Industrials)	0.6%	17,913
379	Bristol-Myers Squibb Co. (Health Care)	0.8%	27,174
178	Celgene Corp.* (Health Care)	0.6%	18,783
428	Chevron Corp. (Energy)	1.3%	43,228
670	Citigroup, Inc. (Financials)	1.0%	31,202
885	Coca-Cola Co. (The) (Consumer Staples)	1.2%	39,471
203	Colgate-Palmolive Co. (Consumer Staples)	0.4%	14,293
553	Comcast Corp., Class A (Consumer Discretionary)	1.1%	35,005
100	Costco Wholesale Corp. (Consumer Staples)	0.5%	14,877
250	CVS Health Corp. (Consumer Staples)	0.8%	24,113
221	Eli Lilly & Co. (Health Care)	0.5%	16,582
944	Exxon Mobil Corp. (Energy)	2.6%	84,034
2,120	General Electric Co. (Industrials)	2.0%	64,088
311	Gilead Sciences, Inc. (Health Care)	0.8%	27,076
288	Home Depot, Inc. (The) (Consumer Discretionary)	1.2%	38,051
175	Honeywell International, Inc. (Industrials)	0.6%	19,920
627	Johnson & Johnson (Health Care)	2.2%	70,657
834	JPMorgan Chase & Co. (Financials)	1.7%	54,435
208	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	16,667
205	McDonald's Corp. (Consumer Discretionary)	0.8%	25,022
320	Medtronic PLC (Health Care)	0.8%	25,754
631	Merck & Co., Inc. (Health Care)	1.1%	35,500
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
357	Mondelez International, Inc., Class A (Consumer Staples)	0.5%	$15,883
307	NIKE, Inc., Class B (Consumer Discretionary)	0.5%	16,953
328	PepsiCo, Inc. (Consumer Staples)	1.0%	33,184
1,374	Pfizer, Inc. (Health Care)	1.5%	47,678
352	Philip Morris International, Inc. (Consumer Staples)	1.1%	34,735
603	Procter & Gamble Co. (The) (Consumer Staples)	1.5%	48,867
316	Schlumberger Ltd. (Energy)	0.7%	24,111
336	Starbucks Corp. (Consumer Discretionary)	0.6%	18,443
371	U.S. Bancorp (Financials)	0.5%	15,886
192	Union Pacific Corp. (Industrials)	0.5%	16,164
157	United Parcel Service, Inc., Class B (Industrials)	0.5%	16,185
177	United Technologies Corp. (Industrials)	0.6%	17,803
216	UnitedHealth Group, Inc. (Health Care)	0.9%	28,873
196	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.5%	15,170
357	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	25,268
341	Walt Disney Co. (The) (Consumer Discretionary)	1.1%	33,834
1,050	Wells Fargo & Co. (Financials)	1.7%	53,256
29,512	Other Common Stocks	52.3%	1,677,708
	Total Common Stocks (Cost $3,059,492)		3,194,250
Principal Amount
	Repurchase Agreements (a) — 0.2%
$7,485	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/2016, due 06/01/2016, total to be received $7,485		7,485
	Total Repurchase Agreements (Cost $7,485)		7,485
	Total Investment Securities (Cost $3,066,977) — 99.8%		3,201,735
	Other assets less liabilities — 0.2%		6,520
	Net Assets — 100.0%		$3,208,255

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 29

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,362
Aggregate gross unrealized depreciation	(77,558)
Net unrealized appreciation	$133,804
Federal income tax cost of investments	$3,067,931

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	16.2%
Consumer Staples	13.1%
Energy	9.2%
Financials	21.1%
Health Care	19.0%
Industrials	13.0%
Materials	3.7%
Utilities	4.3%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 96.4%
1,329	ABB Ltd.* (Industrials)	0.5%	$27,644
231	Air Liquide S.A. (Materials)	0.5%	24,824
307	Allianz SE (Financials)	0.9%	50,137
535	Anheuser-Busch InBev S.A./N.V. (Consumer Staples)	1.2%	67,808
851	AstraZeneca PLC (Health Care)	0.9%	49,892
1,295	AXA S.A. (Financials)	0.6%	32,553
4,285	Banco Bilbao Vizcaya Argentaria S.A. (Financials)	0.5%	28,436
9,708	Banco Santander S.A. (Financials)	0.8%	46,375
11,287	Barclays PLC (Financials)	0.5%	29,965
622	BASF SE (Materials)	0.9%	48,076
561	Bayer AG (Health Care)	1.0%	53,479
658	BNP Paribas S.A.* (Financials)	0.7%	36,454
12,533	BP PLC (Energy)	1.2%	65,169
1,264	British American Tobacco PLC (Consumer Staples)	1.4%	77,233
5,640	BT Group PLC (Telecommunication Services)	0.7%	36,350
644	Daimler AG (Consumer Discretionary)	0.8%	44,013
381	Danone S.A. (Consumer Staples)	0.5%	26,755
2,134	Deutsche Telekom AG (Telecommunication Services)	0.7%	37,702
1,698	Diageo PLC (Consumer Staples)	0.8%	46,228
1,660	Eni SpA (Energy)	0.5%	25,373
3,296	GlaxoSmithKline PLC (Health Care)	1.3%	69,321
13,232	HSBC Holdings PLC (Financials)	1.6%	85,713
3,801	Iberdrola S.A. (Utilities)	0.5%	25,795
649	Imperial Brands PLC (Consumer Staples)	0.7%	35,527
2,603	ING Groep N.V. (CVA) (Financials)	0.6%	32,441
43,138	Lloyds Banking Group PLC (Financials)	0.8%	45,219
157	L'Oreal S.A. (Consumer Staples)	0.5%	29,520
166	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	0.5%	26,620
2,542	National Grid PLC (Utilities)	0.7%	37,258
2,091	Nestle S.A. (Consumer Staples)	2.8%	154,375
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,446	Novartis AG (Health Care)	2.1%	$114,755
1,236	Novo Nordisk A/S, Class B (Health Care)	1.3%	68,776
1,720	Prudential PLC (Financials)	0.6%	34,548
424	Reckitt Benckiser Group PLC (Consumer Staples)	0.8%	42,428
476	Roche Holding AG (Health Care)	2.3%	124,913
2,854	Royal Dutch Shell PLC, Class A (Energy)	1.3%	68,852
2,540	Royal Dutch Shell PLC, Class B (Energy)	1.1%	61,388
644	SABMiller PLC (Consumer Staples)	0.7%	40,254
759	Sanofi (Health Care)	1.1%	62,265
602	SAP SE (Information Technology)	0.9%	48,896
396	Shire PLC (Health Care)	0.4%	24,554
515	Siemens AG (Industrials)	1.0%	55,492
62	Syngenta AG (Materials)	0.4%	24,352
2,886	Telefonica S.A. (Telecommunication Services)	0.6%	30,172
1,419	TOTAL S.A. (Energy)	1.3%	68,993
2,367	UBS Group AG (Financials)	0.7%	36,569
1,049	Unilever N.V. (CVA) (Consumer Staples)	0.9%	47,138
813	Unilever PLC (Consumer Staples)	0.7%	37,227
18,013	Vodafone Group PLC (Telecommunication Services)	1.1%	60,524
360,760	Other Common Stocks	51.5%	2,809,687
	Total Common Stocks (Cost $5,685,616)		5,258,038
Principal Amount
	Repurchase Agreements (a) — 0.1%
$6,849	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,849		6,849
	Total Repurchase Agreements (Cost $6,849)		6,849
	Total Investment Securities (Cost $5,692,465) — 96.5%		5,264,887
	Other assets less liabilities — 3.5%		191,761
	Net Assets — 100.0%		$5,456,648

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HEDGED FTSE EUROPE ETF HGEU :: 31

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA  Dutch Certificate

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,982
Aggregate gross unrealized depreciation	(627,440)
Net unrealized depreciation	$(460,458)
Federal income tax cost of investments	$5,725,345

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of May 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	06/02/16	707,000	$(711,196)	$711,125	$(71)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	1,042,000	(155,927)	155,947	20
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	4,000	(610)	599	(11)
U.S. Dollar vs. Euro	Goldman Sachs International	06/02/16	2,185,000	(2,433,270)	2,432,451	(819)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	1,141,000	(1,661,037)	1,660,725	(312)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	5,000	(7,201)	7,278	77
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	06/02/16	407,000	(48,656)	48,666	10
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	1,910,000	(228,632)	228,653	21
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	12,000	(1,482)	1,437	(45)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	06/02/16	(707,000)	738,268	711,125	27,143
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	07/05/16	(730,000)	735,464	735,500	(36)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	(1,046,000)	160,932	156,546	4,386
U.S. Dollar vs. Danish Krone	Goldman Sachs International	07/05/16	(1,090,000)	163,285	163,341	(56)
U.S. Dollar vs. Euro	Goldman Sachs International	06/02/16	(2,185,000)	2,502,652	2,432,451	70,201
U.S. Dollar vs. Euro	Goldman Sachs International	07/05/16	(2,194,000)	2,445,377	2,445,508	(131)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	(1,135,000)	1,660,133	1,651,992	8,141
U.S. Dollar vs. British Pound	Goldman Sachs International	07/05/16	(1,139,000)	1,658,420	1,658,224	196
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	(11,000)	15,916	16,011	(95)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	07/05/16	(411,000)	49,129	49,140	(11)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	06/02/16	(407,000)	50,455	48,666	1,789
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	07/05/16	(1,936,000)	232,054	232,106	(52)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	(1,922,000)	239,746	230,090	9,656
						$120,001[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $120,001. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

32 :: HGEU HEDGED FTSE EUROPE ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	10.8%
Consumer Staples	14.8%
Energy	6.2%
Financials	20.4%
Health Care	13.3%
Industrials	11.5%
Information Technology	3.9%
Materials	6.8%
Telecommunication Services	4.9%
Utilities	3.9%
Other[1]	3.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United Kingdom	30.3%
France	14.0%
Switzerland	13.4%
Germany	13.3%
Spain	4.7%
Netherlands	4.6%
Sweden	4.2%
Italy	3.3%
Denmark	3.0%
Belgium	2.2%
Finland	1.5%
Norway	0.9%
Ireland	0.4%
Austria	0.3%
Portugal	0.3%
Other[1]	3.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HEDGED FTSE EUROPE ETF HGEU :: 33

Shares		Percentage of Net Assets	Value
	Common Stocks — 96.3%
3,198	Astellas Pharma, Inc. (Health Care)	0.9%	$43,743
965	Bridgestone Corp. (Consumer Discretionary)	0.7%	33,291
1,576	Canon, Inc. (Information Technology)	1.0%	45,644
272	Central Japan Railway Co. (Industrials)	1.0%	48,143
1,016	Daiichi Sankyo Co. Ltd. (Health Care)	0.5%	23,603
401	Daikin Industries Ltd. (Industrials)	0.7%	34,335
971	Daiwa House Industry Co. Ltd. (Financials)	0.6%	28,166
756	Denso Corp. (Consumer Discretionary)	0.6%	29,782
571	East Japan Railway Co. (Industrials)	1.1%	52,181
400	Eisai Co. Ltd. (Health Care)	0.5%	24,807
294	FANUC Corp. (Industrials)	0.9%	45,013
941	Fuji Heavy Industries Ltd. (Consumer Discretionary)	0.7%	35,212
605	FUJIFILM Holdings Corp. (Information Technology)	0.5%	24,559
6,971	Hitachi Ltd. (Information Technology)	0.7%	32,182
2,696	Honda Motor Co. Ltd. (Consumer Discretionary)	1.6%	76,598
2,162	ITOCHU Corp. (Industrials)	0.6%	27,126
1,561	Japan Tobacco, Inc. (Consumer Staples)	1.3%	61,959
754	Kao Corp. (Consumer Staples)	0.9%	41,478
2,824	KDDI Corp. (Telecommunication Services)	1.7%	82,424
69	Keyence Corp. (Information Technology)	0.9%	43,800
1,417	Komatsu Ltd. (Industrials)	0.5%	24,435
1,691	Kubota Corp. (Industrials)	0.5%	24,861
469	Kyocera Corp. (Information Technology)	0.5%	23,428
2,071	Mitsubishi Corp. (Industrials)	0.8%	36,731
2,970	Mitsubishi Electric Corp. (Industrials)	0.8%	35,871
1,902	Mitsubishi Estate Co. Ltd. (Financials)	0.8%	36,692
20,907	Mitsubishi UFJ Financial Group, Inc. (Financials)	2.2%	104,398
2,560	Mitsui & Co. Ltd. (Industrials)	0.6%	30,816
1,426	Mitsui Fudosan Co. Ltd. (Financials)	0.7%	34,993
37,218	Mizuho Financial Group, Inc. (Financials)	1.2%	58,526
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
285	Murata Manufacturing Co. Ltd. (Information Technology)	0.7%	$33,278
364	Nidec Corp. (Industrials)	0.6%	28,085
163	Nintendo Co. Ltd. (Information Technology)	0.5%	24,177
1,234	Nippon Steel & Sumitomo Metal Corp. (Materials)	0.5%	25,480
696	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	0.6%	30,468
3,780	Nissan Motor Co. Ltd. (Consumer Discretionary)	0.8%	38,344
2,042	NTT DOCOMO, Inc. (Telecommunication Services)	1.1%	51,167
685	Ono Pharmaceutical Co. Ltd. (Health Care)	0.6%	30,413
1,971	ORIX Corp. (Financials)	0.6%	27,369
3,198	Panasonic Corp. (Consumer Discretionary)	0.6%	29,744
1,173	Seven & i Holdings Co. Ltd. (Consumer Staples)	1.1%	50,175
619	Shin-Etsu Chemical Co. Ltd. (Materials)	0.8%	36,100
445	Shionogi & Co. Ltd. (Health Care)	0.5%	25,026
1,394	SoftBank Group Corp. (Telecommunication Services)	1.6%	78,281
1,888	Sony Corp. (Consumer Discretionary)	1.1%	52,773
1,953	Sumitomo Mitsui Financial Group, Inc. (Financials)	1.3%	63,694
1,163	Takeda Pharmaceutical Co. Ltd. (Health Care)	1.1%	50,303
1,055	Tokio Marine Holdings, Inc. (Financials)	0.8%	36,519
4,141	Toyota Motor Corp. (Consumer Discretionary)	4.5%	215,927
245,343	Other Common Stocks	50.9%	2,438,780
	Total Common Stocks (Cost $4,899,400)		4,610,900
	Total Investment Securities (Cost $4,899,400) — 96.3%		4,610,900
	Other assets less liabilities — 3.7%		176,871
	Net Assets — 100.0%		$4,787,771

See accompanying notes to the financial statements.

34 :: HGJP HEDGED FTSE JAPAN ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,548
Aggregate gross unrealized depreciation	(580,927)
Net unrealized depreciation	$(318,379)
Federal income tax cost of investments	$4,929,279

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of May 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	2,300,000	$(21,606)	$20,739	$(867)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	515,700,000	(4,648,983)	4,650,018	1,035
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	(518,000,000)	4,844,037	4,670,757	173,280
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	07/05/16	(529,460,000)	4,778,468	4,780,030	(1,562)
						$171,886[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $171,886. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Japan ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	19.8%
Consumer Staples	8.9%
Energy	0.8%
Financials	15.8%
Health Care	8.4%
Industrials	19.8%
Information Technology	9.4%
Materials	6.1%
Telecommunication Services	5.1%
Utilities	2.2%
Other[1]	3.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HEDGED FTSE JAPAN ETF HGJP :: 35

Principal Amount		Value
	Corporate Bonds — 96.0%
	Aerospace & Defense — 3.5%
	Bombardier, Inc.
$527,000	6.13%, due 01/15/23 (b)	$451,576
688,000	7.50%, due 03/15/25 (b)	605,440
	KLX, Inc.
840,000	5.88%, due 12/01/22 (b)	827,400
	TransDigm, Inc.
363,000	6.00%, due 07/15/22	369,352
798,000	6.50%, due 07/15/24	813,960
		3,067,728
	Air Freight & Logistics — 0.3%
	XPO Logistics, Inc.
300,000	6.50%, due 06/15/22 (b)	288,000
	Auto Components — 0.8%
	Goodyear Tire & Rubber Co. (The)
650,000	5.13%, due 11/15/23	664,625
	Banks — 1.4%
	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,075,543
187,000	5.50%, due 02/15/19 (b)	195,415
		1,270,958
	Beverages — 0.6%
	Constellation Brands, Inc.
551,000	4.25%, due 05/01/23	567,530
	Chemicals — 3.4%
	Ashland, Inc.
409,000	4.75%, due 08/15/22	413,744
	Chemours Co. (The)
500,000	6.63%, due 05/15/23	448,750
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22 (b)	364,936
	Hexion, Inc.
1,186,000	6.63%, due 04/15/20	1,008,100
	Momentive Performance Materials, Inc.
509,000	3.88%, due 10/24/21	407,200
	Platform Specialty Products Corp.
453,000	6.50%, due 02/01/22 (b)	402,321
		3,045,051
	Commercial Services & Supplies — 2.5%
	ADT Corp. (The)
136,000	3.50%, due 07/15/22	124,780
	Aramark Services, Inc.
739,000	5.75%, due 03/15/20	762,556
Principal Amount		Value
	Corporate Bonds (continued)
	Jaguar Holding Co. II/Pharmaceutical Product Development LLC
$400,000	6.38%, due 08/01/23 (b)	$408,400
	Laureate Education, Inc.
485,000	9.25%, due 09/01/19 (b)	446,200
	West Corp.
541,000	5.38%, due 07/15/22 (b)	489,605
		2,231,541
	Communications Equipment — 0.9%
	Avaya, Inc.
1,963,000	10.50%, due 03/01/21 (b)	554,548
	CommScope Technologies Finance LLC
203,000	6.00%, due 06/15/25 (b)	206,553
		761,101
	Consumer Finance — 2.8%
	Ally Financial, Inc.
462,000	3.60%, due 05/21/18	465,234
928,000	5.75%, due 11/20/25	939,600
	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,102,000
		2,506,834
	Containers & Packaging — 3.4%
	Ball Corp.
791,000	5.25%, due 07/01/25	823,629
	Crown Americas LLC/Crown Americas Capital Corp. IV
396,000	4.50%, due 01/15/23	400,455
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
373,000	9.88%, due 08/15/19	387,454
1,341,000	5.75%, due 10/15/20	1,382,906
		2,994,444
	Diversified Financial Services — 1.0%
	Argos Merger Sub, Inc.
878,000	7.13%, due 03/15/23 (b)	888,975
	Diversified Telecommunication Services — 6.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,810,000	5.75%, due 02/15/26 (b)	1,855,250
	CenturyLink, Inc.
717,000	6.45%, due 06/15/21	727,755
300,000	5.80%, due 03/15/22	289,500
	Frontier Communications Corp.
569,000	10.50%, due 09/15/22 (b)	592,471
1,262,000	11.00%, due 09/15/25 (b)	1,284,085

See accompanying notes to the financial statements.

36 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Virgin Media Secured Finance PLC
$360,000	5.38%, due 04/15/21 (b)	$374,400
	Zayo Group LLC/Zayo Capital, Inc.
800,000	6.00%, due 04/01/23	822,000
		5,945,461
	Electronic Equipment, Instruments & Components — 0.5%
	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22	420,103
	Energy Equipment & Services — 0.2%
	Transocean, Inc.
291,000	7.12%, due 12/15/21	214,613
	Food & Staples Retailing — 1.2%
	Rite Aid Corp.
761,000	6.13%, due 04/01/23 (b)	804,757
	US Foods, Inc.
271,000	8.50%, due 06/30/19	277,775
		1,082,532
	Food Products — 0.2%
	Post Holdings, Inc.
204,000	7.38%, due 02/15/22	215,475
	Gas Utilities — 2.2%
	Sabine Pass Liquefaction LLC
1,486,000	5.75%, due 05/15/24	1,493,430
418,000	5.63%, due 03/01/25	418,000
		1,911,430
	Health Care Equipment & Supplies — 0.5%
	DJO Finco, Inc./DJO Finance LLC/ DJO Finance Corp.
317,000	8.13%, due 06/15/21 (b)	284,507
	Hologic, Inc.
182,000	5.25%, due 07/15/22 (b)	190,417
		474,924
	Health Care Providers & Services — 12.7%
	Amsurg Corp.
880,000	5.63%, due 07/15/22	893,200
	Centene Corp.
219,000	5.63%, due 02/15/21 (b)	227,760
700,000	6.13%, due 02/15/24 (b)	737,191
	CHS/Community Health Systems, Inc.
1,364,000	8.00%, due 11/15/19	1,346,950
333,000	6.88%, due 02/01/22	286,177
Principal Amount		Value
	Corporate Bonds (continued)
	Crimson Merger Sub, Inc.
$588,000	6.63%, due 05/15/22 (b)	$479,955
	DaVita HealthCare Partners, Inc.
1,408,000	5.13%, due 07/15/24	1,427,008
200,000	5.00%, due 05/01/25	198,250
	HCA, Inc.
519,000	7.50%, due 02/15/22	588,416
972,000	5.38%, due 02/01/25	986,580
	Kinetic Concepts, Inc./KCI USA, Inc.
649,000	10.50%, due 11/01/18	647,377
	LifePoint Health, Inc.
992,000	5.50%, due 12/01/21	1,031,680
	MPH Acquisition Holdings LLC
603,000	6.63%, due 04/01/22 (b)	657,270
	Tenet Healthcare Corp.
1,406,000	8.13%, due 04/01/22	1,414,788
359,000	6.75%, due 06/15/23	337,460
		11,260,062
	Hotels, Restaurants & Leisure — 4.7%
	1011778 BC ULC/New Red Finance, Inc.
70,000	4.63%, due 01/15/22 (b)	71,488
1,345,000	6.00%, due 04/01/22 (b)	1,393,756
	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
249,000	11.00%, due 10/01/21	238,417
	ESH Hospitality, Inc.
408,000	5.25%, due 05/01/25 (b)	395,760
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
69,000	5.63%, due 10/15/21	71,457
	MGM Resorts International
850,000	6.00%, due 03/15/23	888,250
	Scientific Games International, Inc.
844,000	10.00%, due 12/01/22	683,640
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
457,000	5.50%, due 03/01/25 (b)	441,005
		4,183,773
	Independent Power and Renewable Electricity Producers — 4.0%
	Calpine Corp.
391,000	5.38%, due 01/15/23	382,081
789,000	5.75%, due 01/15/25	763,357
	Dynegy, Inc.
270,000	6.75%, due 11/01/19	270,675
1,350,000	7.38%, due 11/01/22	1,302,750

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 37

Principal Amount		Value
	Corporate Bonds (continued)
	NRG Energy, Inc.
$81,000	7.63%, due 01/15/18	$87,278
332,000	7.88%, due 05/15/21	344,450
	Talen Energy Supply LLC
400,000	4.62%, due 07/15/19 (b)	368,000
		3,518,591
	Insurance — 0.6%
	HUB International Ltd.
556,000	7.88%, due 10/01/21 (b)	544,880
	IT Services — 2.1%
	First Data Corp.
706,000	7.00%, due 12/01/23 (b)	715,707
1,107,000	5.75%, due 01/15/24 (b)	1,107,000
		1,822,707
	Media — 9.0%
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,074,000	6.38%, due 09/15/20 (b)	1,093,343
	Clear Channel Worldwide Holdings, Inc.
876,000	7.63%, due 03/15/20	840,960
748,000	6.50%, due 11/15/22	750,805
	CSC Holdings LLC
100,000	6.75%, due 11/15/21	102,800
	DISH DBS Corp.
400,000	5.88%, due 07/15/22	387,000
903,000	5.88%, due 11/15/24	835,736
	Nielsen Finance LLC/Nielsen Finance Co.
950,000	5.00%, due 04/15/22 (b)	971,375
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24 (b)	1,055,880
	Tribune Media Co.
474,000	5.88%, due 07/15/22	478,740
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22 (b)	931,777
490,000	5.13%, due 02/15/25 (b)	486,325
		7,934,741
	Metals & Mining — 1.7%
	First Quantum Minerals Ltd.
143,000	6.75%, due 02/15/20 (b)	114,400
305,000	7.00%, due 02/15/21 (b)	240,759
	Freeport-McMoRan, Inc.
532,000	3.55%, due 03/01/22	445,550
800,000	5.45%, due 03/15/43	603,752
	Teck Resources Ltd.
100,000	6.25%, due 07/15/41	70,500
		1,474,961
Principal Amount		Value
	Corporate Bonds (continued)
	Multiline Retail — 1.7%
	Dollar Tree, Inc.
$1,422,000	5.75%, due 03/01/23 (b)	$1,501,987
	Oil, Gas & Consumable Fuels — 10.7%
	Antero Resources Corp.
693,000	5.38%, due 11/01/21	675,675
300,000	5.13%, due 12/01/22	287,250
	Citgo Holding, Inc.
930,000	10.75%, due 02/15/20 (b)	930,000
	Concho Resources, Inc.
776,000	5.50%, due 04/01/23	776,000
	CONSOL Energy, Inc.
1,518,000	5.88%, due 04/15/22	1,237,170
	Energy Transfer Equity LP
132,000	5.88%, due 01/15/24	122,430
1,082,000	5.50%, due 06/01/27	938,635
	EP Energy LLC/Everest Acquisition Finance, Inc.
901,000	9.38%, due 05/01/20	578,892
	Jupiter Resources, Inc.
500,000	8.50%, due 10/01/22 (b)	312,500
	MEG Energy Corp.
809,000	7.00%, due 03/31/24 (b)	622,930
	Oasis Petroleum, Inc.
531,000	6.88%, due 03/15/22	488,520
	Sanchez Energy Corp.
821,000	6.13%, due 01/15/23	591,120
	Southwestern Energy Co.
100,000	4.95%, due 01/23/25	83,750
	Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
417,000	5.00%, due 01/15/18	425,340
	Whiting Petroleum Corp.
352,000	5.00%, due 03/15/19	316,800
350,000	5.75%, due 03/15/21	296,625
	Williams Cos., Inc. (The)
105,000	4.55%, due 06/24/24	91,613
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	738,000
		9,513,250
	Personal Products — 0.5%
	NBTY, Inc.
400,000	7.63%, due 05/15/21 (b)	408,000
	Pharmaceuticals — 3.0%
	Endo Ltd./Endo Finance LLC/ Endo Finco, Inc.
376,000	6.00%, due 07/15/23 (b)	329,154
675,000	6.00%, due 02/01/25 (b)	585,562

See accompanying notes to the financial statements.

38 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Valeant Pharmaceuticals International, Inc.
$1,051,000	5.88%, due 05/15/23 (b)	$885,468
973,000	6.13%, due 04/15/25 (b)	813,671
		2,613,855
	Real Estate Investment Trusts (REITs) — 2.1%
	Equinix, Inc.
663,000	5.38%, due 04/01/23	682,061
503,000	5.88%, due 01/15/26	524,378
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	624,000
		1,830,439
	Semiconductors & Semiconductor Equipment — 1.2%
	Micron Technology, Inc.
1,281,000	5.50%, due 02/01/25	1,072,838
	Software — 2.5%
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21 (b)	626,875
	Infor US, Inc.
789,000	6.50%, due 05/15/22	723,908
	Nuance Communications, Inc.
505,000	5.38%, due 08/15/20 (b)	513,206
	Solera LLC/Solera Finance, Inc.
308,000	10.50%, due 03/01/24 (b)	334,180
		2,198,169
	Specialty Retail — 0.4%
	Claire's Stores, Inc.
300,000	9.00%, due 03/15/19 (b)	184,500
	L Brands, Inc.
169,000	5.63%, due 02/15/22	180,619
		365,119
	Technology Hardware, Storage & Peripherals — 0.2%
	Western Digital Corp.
195,000	10.50%, due 04/01/24 (b)	201,825
	Thrifts & Mortgage Finance — 1.1%
	Quicken Loans, Inc.
988,000	5.75%, due 05/01/25 (b)	936,130
	Trading Companies & Distributors — 1.8%
	HD Supply, Inc.
895,000	7.50%, due 07/15/20	944,225
Principal Amount		Value
	Corporate Bonds (continued)
	United Rentals North America, Inc.
$334,000	7.63%, due 04/15/22	$355,292
337,000	4.63%, due 07/15/23	334,473
		1,633,990
	Wireless Telecommunication Services — 3.9%
	Sprint Communications, Inc.
363,000	9.00%, due 11/15/18 (b)	386,141
	Sprint Corp.
2,071,000	7.88%, due 09/15/23	1,615,380
	T-Mobile USA, Inc.
1,020,000	6.25%, due 04/01/21	1,068,450
400,000	6.50%, due 01/15/26	423,000
		3,492,971
	Total Corporate Bonds (Cost $90,651,427)	85,059,613
	Repurchase Agreements (a) — 3.4%
3,033,365	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,033,388	3,033,365
	Total Repurchase Agreements (Cost $3,033,365)	3,033,365
	Total Investment Securities (Cost $93,684,792) — 99.4%	88,092,978
	Other assets less liabilities — 0.6%	523,875
	Net Assets — 100.0%	$88,616,853

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$508,592
Aggregate gross unrealized depreciation	(6,139,091)
Net unrealized depreciation	$(5,630,499)
Federal income tax cost of investments	$93,723,477

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 39

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	279	09/21/16	$36,182,812	$33,850
U.S. 2 Year Treasury Note Futures Contracts	75	09/30/16	16,342,969	5,371
U.S. 5 Year Treasury Note Futures Contracts	292	09/30/16	35,074,219	25,935
				$65,156

Cash collateral in the amount of $694,210 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

40 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 95.8%
	Aerospace & Defense — 1.3%
	Lockheed Martin Corp.
$340,000	4.07%, due 12/15/42	$344,664
	United Technologies Corp.
100,000	3.10%, due 06/01/22	104,893
617,000	6.13%, due 07/15/38	809,881
240,000	5.70%, due 04/15/40	302,967
		1,562,405
	Air Freight & Logistics — 0.5%
	United Parcel Service, Inc.
584,000	2.45%, due 10/01/22	595,970
	Automobiles — 1.5%
	Daimler Finance North America LLC
100,000	8.50%, due 01/18/31	159,074
	Ford Motor Co.
620,000	7.45%, due 07/16/31	809,301
	General Motors Co.
538,000	4.88%, due 10/02/23	571,607
251,000	5.20%, due 04/01/45	244,196
		1,784,178
	Banks — 19.2%
	Bank of America Corp.
330,000	5.70%, due 01/24/22	377,810
1,041,000	3.30%, due 01/11/23	1,059,798
248,000	6.11%, due 01/29/37	287,139
952,000	7.75%, due 05/14/38	1,311,446
351,000	4.88%, due 04/01/44	388,601
	Bank of Nova Scotia (The)
450,000	4.50%, due 12/16/25	463,088
	Barclays PLC
446,000	4.38%, due 09/11/24	438,045
400,000	4.38%, due 01/12/26	407,549
	Citigroup, Inc.
450,000	3.50%, due 05/15/23	453,866
450,000	3.88%, due 03/26/25	449,905
107,000	5.50%, due 09/13/25	117,962
425,000	3.70%, due 01/12/26	439,361
150,000	4.30%, due 11/20/26	151,918
240,000	4.45%, due 09/29/27	243,510
246,000	5.88%, due 01/30/42	302,144
422,000	6.68%, due 09/13/43	521,560
608,000	5.30%, due 05/06/44	638,145
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
806,000	3.88%, due 02/08/22	870,907
1,037,000	4.63%, due 12/01/23	1,098,898
150,000	5.25%, due 05/24/41	182,847
263,000	5.25%, due 08/04/45	289,975
Principal Amount		Value
	Corporate Bonds (continued)
	Fifth Third Bancorp
$507,000	8.25%, due 03/01/38	$735,450
	HSBC Holdings PLC
627,000	4.25%, due 03/14/24	635,242
150,000	6.50%, due 05/02/36	178,532
1,211,000	6.80%, due 06/01/38	1,490,441
417,000	5.25%, due 03/14/44	438,531
	JPMorgan Chase & Co.
902,000	4.50%, due 01/24/22	991,241
1,237,000	3.25%, due 09/23/22	1,272,907
141,000	3.88%, due 09/10/24	144,411
719,000	6.40%, due 05/15/38	961,202
111,000	4.95%, due 06/01/45	118,956
	Lloyds Banking Group PLC
206,000	4.50%, due 11/04/24	209,470
328,000	4.65%, due 03/24/26	331,388
	Mitsubishi UFJ Financial Group, Inc.
254,000	3.85%, due 03/01/26	270,045
	Santander UK PLC
585,000	4.00%, due 03/13/24	631,069
	Sumitomo Mitsui Financial Group, Inc.
388,000	3.78%, due 03/09/26	409,413
	Wells Fargo & Co.
240,000	3.50%, due 03/08/22	254,290
1,132,000	3.30%, due 09/09/24	1,167,394
1,581,000	3.00%, due 02/19/25	1,584,285
287,000	3.90%, due 05/01/45	290,132
	Wells Fargo Bank N.A.
250,000	6.60%, due 01/15/38	335,786
		22,944,659
	Beverages — 1.9%
	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	398,239
500,000	3.75%, due 07/15/42	477,964
	Coca-Cola Co. (The)
179,000	3.20%, due 11/01/23	190,888
	Molson Coors Brewing Co.
204,000	5.00%, due 05/01/42	221,055
	PepsiCo, Inc.
996,000	2.75%, due 03/05/22	1,030,093
		2,318,239
	Biotechnology — 0.1%
	Celgene Corp.
113,000	3.55%, due 08/15/22	117,462
	Capital Markets — 8.0%
	BlackRock, Inc.
190,000	3.50%, due 03/18/24	203,564

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 41

Principal Amount		Value
	Corporate Bonds (continued)
	Credit Suisse Group Funding Guernsey Ltd.
$299,000	3.80%, due 09/15/22	$301,540
400,000	3.75%, due 03/26/25	391,721
400,000	4.88%, due 05/15/45	400,243
	Deutsche Bank AG
199,000	3.70%, due 05/30/24	197,852
	Goldman Sachs Group, Inc. (The)
288,000	3.63%, due 01/22/23	298,534
531,000	5.95%, due 01/15/27	605,380
1,696,000	6.13%, due 02/15/33	2,085,449
370,000	6.45%, due 05/01/36	433,934
	Morgan Stanley
1,155,000	3.88%, due 04/29/24	1,214,557
736,000	3.70%, due 10/23/24	759,541
1,427,000	5.00%, due 11/24/25	1,549,108
	State Street Corp.
1,044,000	3.70%, due 11/20/23	1,133,666
		9,575,089
	Chemicals — 0.9%
	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	377,645
	Ecolab, Inc.
300,000	4.35%, due 12/08/21	333,000
	EI du Pont de Nemours & Co.
330,000	2.80%, due 02/15/23	331,322
		1,041,967
	Communications Equipment — 0.9%
	Cisco Systems, Inc.
829,000	3.63%, due 03/04/24	914,264
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	158,823
		1,073,087
	Consumer Finance — 0.7%
	American Express Co.
100,000	4.05%, due 12/03/42	101,268
	Ford Motor Credit Co. LLC
729,000	4.38%, due 08/06/23	781,901
		883,169
	Diversified Financial Services — 2.6%
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	644,805
154,000	2.25%, due 01/06/23	151,216
450,000	3.25%, due 05/11/25	460,973
364,000	5.50%, due 03/25/40	427,458
682,000	4.55%, due 08/12/43	711,833
638,000	4.38%, due 05/11/45	659,011
		3,055,296
Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Telecommunication Services — 5.5%
	AT&T, Inc.
$305,000	3.80%, due 03/15/22	$318,219
375,000	6.50%, due 09/01/37	451,631
180,000	5.35%, due 09/01/40	191,542
1,226,000	5.55%, due 08/15/41	1,338,989
	CC Holdings GS V LLC/ Crown Castle GS III Corp.
434,000	3.85%, due 04/15/23	451,698
	Telefonica Emisiones SAU
636,000	7.05%, due 06/20/36	795,838
	Verizon Communications, Inc.
1,171,000	5.15%, due 09/15/23	1,343,099
244,000	5.85%, due 09/15/35	287,693
339,000	6.00%, due 04/01/41	406,765
650,000	4.86%, due 08/21/46	693,959
294,000	4.52%, due 09/15/48	296,915
		6,576,348
	Electric Utilities — 1.1%
	Duke Energy Florida LLC
100,000	6.40%, due 06/15/38	137,654
	FirstEnergy Corp.
127,000	7.38%, due 11/15/31	154,883
	Georgia Power Co.
100,000	4.30%, due 03/15/42	107,043
	Pacific Gas & Electric Co.
691,000	6.05%, due 03/01/34	905,936
		1,305,516
	Energy Equipment & Services — 0.4%
	Baker Hughes, Inc.
123,000	5.13%, due 09/15/40	131,779
	Halliburton Co.
234,000	7.45%, due 09/15/39	309,331
		441,110
	Food & Staples Retailing — 2.6%
	Wal-Mart Stores, Inc.
584,000	7.55%, due 02/15/30	869,566
582,000	5.25%, due 09/01/35	733,852
81,000	6.50%, due 08/15/37	113,616
1,039,000	5.63%, due 04/15/41	1,339,060
		3,056,094
	Food Products — 0.9%
	Kraft Heinz Foods Co.
853,000	3.50%, due 06/06/22	889,675
	Unilever Capital Corp.
127,000	5.90%, due 11/15/32	171,197
		1,060,872

See accompanying notes to the financial statements.

42 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Health Care Equipment & Supplies — 1.8%
	Medtronic, Inc.
$233,000	3.15%, due 03/15/22	$245,352
1,181,000	3.50%, due 03/15/25	1,259,701
621,000	4.63%, due 03/15/45	696,681
		2,201,734
	Health Care Providers & Services — 2.6%
	Anthem, Inc.
467,000	3.30%, due 01/15/23	474,046
	HCA, Inc.
888,000	5.25%, due 04/15/25	914,640
	Howard Hughes Medical Institute
284,000	3.50%, due 09/01/23	307,077
	UnitedHealth Group, Inc.
734,000	6.88%, due 02/15/38	1,044,635
350,000	4.75%, due 07/15/45	400,725
		3,141,123
	Household Products — 0.5%
	Procter & Gamble Co. (The)
561,000	2.30%, due 02/06/22	574,281
	Industrial Conglomerates — 3.0%
	General Electric Co.
163,000	3.15%, due 09/07/22	171,871
660,000	2.70%, due 10/09/22	680,649
185,000	3.10%, due 01/09/23	194,759
500,000	6.75%, due 03/15/32	691,557
488,000	6.88%, due 01/10/39	714,221
550,000	4.13%, due 10/09/42	582,754
219,000	4.50%, due 03/11/44	244,219
	Koninklijke Philips N.V.
241,000	6.88%, due 03/11/38	304,825
		3,584,855
	Insurance — 1.6%
	American International Group, Inc.
482,000	4.88%, due 06/01/22	526,841
123,000	4.13%, due 02/15/24	128,032
	AXA S.A.
239,000	8.60%, due 12/15/30	320,308
	MetLife, Inc.
364,000	5.70%, due 06/15/35	434,401
517,000	4.05%, due 03/01/45	499,165
		1,908,747
	IT Services — 1.2%
	International Business Machines Corp.
895,000	3.63%, due 02/12/24	969,669
183,000	4.00%, due 06/20/42	187,975
Principal Amount		Value
	Corporate Bonds (continued)
	MasterCard, Inc.
$212,000	3.38%, due 04/01/24	$225,771
		1,383,415
	Machinery — 0.3%
	Caterpillar, Inc.
394,000	3.80%, due 08/15/42	380,517
	Media — 7.6%
	21st Century Fox America, Inc.
500,000	6.40%, due 12/15/35	616,942
550,000	6.65%, due 11/15/37	701,610
	Comcast Cable Communications Holdings, Inc.
157,000	9.46%, due 11/15/22	219,572
	Comcast Corp.
455,000	3.13%, due 07/15/22	477,929
892,000	3.60%, due 03/01/24	957,805
511,000	4.25%, due 01/15/33	546,741
821,000	6.50%, due 11/15/35	1,094,385
	Historic TW, Inc.
687,000	6.63%, due 05/15/29	858,299
	NBCUniversal Media LLC
371,000	5.95%, due 04/01/41	471,392
	Omnicom Group, Inc.
198,000	3.63%, due 05/01/22	208,034
	Time Warner Cable, Inc.
233,000	7.30%, due 07/01/38	280,545
640,000	6.75%, due 06/15/39	726,880
	Time Warner Entertainment Co. LP
204,000	8.38%, due 03/15/23	260,684
	Time Warner, Inc.
280,000	7.70%, due 05/01/32	373,955
380,000	6.10%, due 07/15/40	450,808
	Viacom, Inc.
420,000	4.38%, due 03/15/43	321,224
	Walt Disney Co. (The)
501,000	2.35%, due 12/01/22	510,689
		9,077,494
	Metals & Mining — 2.4%
	BHP Billiton Finance USA Ltd.
287,000	3.85%, due 09/30/23	299,763
495,000	4.13%, due 02/24/42	471,194
349,000	5.00%, due 09/30/43	370,695
	Southern Copper Corp.
768,000	5.25%, due 11/08/42	633,681
	Vale Overseas Ltd.
510,000	6.88%, due 11/21/36	423,300
257,000	6.88%, due 11/10/39	210,097

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 43

Principal Amount		Value
	Corporate Bonds (continued)
	Vale S.A.
$669,000	5.63%, due 09/11/42	$506,767
		2,915,497
	Multiline Retail — 1.0%
	Target Corp.
180,000	2.90%, due 01/15/22	189,168
1,006,000	4.00%, due 07/01/42	1,039,891
		1,229,059
	Multi-Utilities — 0.6%
	Berkshire Hathaway Energy Co.
504,000	6.50%, due 09/15/37	677,676
	Oil, Gas & Consumable Fuels — 8.3%
	Anadarko Petroleum Corp.
293,000	6.45%, due 09/15/36	314,563
	Apache Corp.
200,000	6.00%, due 01/15/37	217,702
	BP Capital Markets PLC
303,000	3.25%, due 05/06/22	312,143
415,000	2.75%, due 05/10/23	408,746
662,000	3.81%, due 02/10/24	695,843
	Canadian Natural Resources Ltd.
182,000	6.25%, due 03/15/38	177,032
	Cenovus Energy, Inc.
252,000	6.75%, due 11/15/39	242,157
	CNOOC Finance 2013 Ltd.
200,000	3.00%, due 05/09/23	193,971
	CNOOC Finance 2015 USA LLC
450,000	3.50%, due 05/05/25	443,407
	ConocoPhillips
614,000	6.50%, due 02/01/39	758,125
	Devon Energy Corp.
404,000	7.95%, due 04/15/32	434,860
	Ecopetrol S.A.
783,000	5.88%, due 09/18/23	783,744
	Hess Corp.
244,000	5.60%, due 02/15/41	235,930
	Kinder Morgan Energy Partners LP
100,000	6.95%, due 01/15/38	103,816
	Kinder Morgan, Inc.
319,000	7.75%, due 01/15/32	345,111
	Nexen Energy ULC
612,000	6.40%, due 05/15/37	726,145
	Phillips 66
440,000	4.30%, due 04/01/22	471,340
200,000	5.88%, due 05/01/42	224,827
	Statoil ASA
317,000	3.70%, due 03/01/24	335,537
	Suncor Energy, Inc.
209,000	6.50%, due 06/15/38	248,370
Principal Amount		Value
	Corporate Bonds (continued)
	Total Capital International S.A.
$184,000	2.88%, due 02/17/22	$188,236
494,000	2.70%, due 01/25/23	493,342
103,000	3.70%, due 01/15/24	109,603
157,000	3.75%, due 04/10/24	167,066
	TransCanada PipeLines Ltd.
100,000	2.50%, due 08/01/22	97,006
469,000	6.20%, due 10/15/37	536,585
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	383,932
	Williams Partners LP
214,000	6.30%, due 04/15/40	196,919
		9,846,058
	Pharmaceuticals — 6.4%
	AbbVie, Inc.
298,000	2.90%, due 11/06/22	299,552
738,000	4.40%, due 11/06/42	730,688
	AstraZeneca PLC
880,000	6.45%, due 09/15/37	1,169,406
150,000	4.00%, due 09/18/42	148,631
	GlaxoSmithKline Capital PLC
1,020,000	2.85%, due 05/08/22	1,057,232
	GlaxoSmithKline Capital, Inc.
170,000	6.38%, due 05/15/38	233,558
	Merck & Co., Inc.
132,000	2.35%, due 02/10/22	133,997
1,056,000	4.15%, due 05/18/43	1,126,953
	Novartis Capital Corp.
330,000	2.40%, due 09/21/22	336,003
856,000	4.40%, due 05/06/44	985,187
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	511,671
200,000	3.40%, due 05/15/24	213,485
451,000	7.20%, due 03/15/39	658,431
		7,604,794
	Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.
597,000	3.50%, due 01/31/23	608,565
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	298,386
		906,951
	Semiconductors & Semiconductor Equipment — 0.8%
	Intel Corp.
846,000	4.80%, due 10/01/41	939,334
	Software — 1.6%
	Microsoft Corp.
339,000	5.30%, due 02/08/41	417,896

See accompanying notes to the financial statements.

44 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Oracle Corp.
$1,174,000	6.13%, due 07/08/39	$1,536,587
		1,954,483
	Specialty Retail — 0.6%
	Home Depot, Inc. (The)
546,000	5.88%, due 12/16/36	709,771
	Technology Hardware, Storage & Peripherals — 3.4%
	Apple, Inc.
477,000	2.70%, due 05/13/22	490,090
595,000	2.40%, due 05/03/23	594,632
126,000	3.45%, due 05/06/24	134,070
700,000	2.50%, due 02/09/25	693,848
468,000	3.20%, due 05/13/25	487,132
1,015,000	3.85%, due 05/04/43	991,726
100,000	3.45%, due 02/09/45	91,192
	HP, Inc.
100,000	4.65%, due 12/09/21	105,964
	Seagate HDD Cayman
446,000	4.75%, due 06/01/23	372,722
150,000	4.75%, due 01/01/25	115,313
		4,076,689
	Thrifts & Mortgage Finance — 0.4%
	BPCE S.A.
500,000	4.00%, due 04/15/24	534,244
	Tobacco — 1.1%
	Altria Group, Inc.
291,000	2.85%, due 08/09/22	299,596
200,000	4.00%, due 01/31/24	219,150
322,000	5.38%, due 01/31/44	391,743
	Philip Morris International, Inc.
333,000	6.38%, due 05/16/38	441,995
		1,352,484
Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 1.7%
	America Movil SAB de CV
$735,000	3.13%, due 07/16/22	$746,693
	Vodafone Group PLC
921,000	2.95%, due 02/19/23	911,284
350,000	4.38%, due 02/19/43	323,470
		1,981,447
	Total Corporate Bonds (Cost $111,775,385)	114,372,114
	Repurchase Agreements (a) — 2.5%
2,977,850	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,977,872	2,977,850
	Total Repurchase Agreements (Cost $2,977,850)	2,977,850
	Total Investment Securities (Cost $114,753,235) — 98.3%	117,349,964
	Other assets less liabilities — 1.7%	2,014,174
	Net Assets — 100.0%	$119,364,138

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,372,522
Aggregate gross unrealized depreciation	(921,413)
Net unrealized appreciation	$2,451,109
Federal income tax cost of investments	$114,898,855

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	486	09/21/16	$63,028,125	$58,537
U.S. Long Bond Futures Contracts	252	09/21/16	41,154,750	(39,556)
Ultra Long Term U.S. Treasury Bond Futures Contracts	57	09/21/16	9,982,125	(3,913)
				$15,068

Cash collateral in the amount of $1,955,910 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 45

Principal Amount		Value
	Corporate Bonds — 99.2%
	Banks — 94.6%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.05%, due 05/27/20 (b)	$251,869
	Bank of Nova Scotia (The)
320,000	1.85%, due 04/14/20	319,990
	Canadian Imperial Bank of Commerce
200,000	2.25%, due 07/21/20 (b)	202,757
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18 (b)	302,438
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (b)	199,907
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18 (b)	269,489
	National Australia Bank Ltd.
295,000	2.00%, due 02/22/19 (b)	298,175
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19 (b)	201,539
	Royal Bank of Canada
330,000	2.00%, due 10/01/18	333,074
300,000	2.20%, due 09/23/19	305,418
380,000	1.88%, due 02/05/20	381,415
200,000	2.10%, due 10/14/20	201,232
180,000	2.30%, due 03/22/21	182,058
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (b)	199,341
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18 (b)	318,349
	Stadshypotek AB
320,000	1.25%, due 05/23/18 (b)	318,379
	Swedbank Hypotek AB
200,000	1.38%, due 03/28/18 (b)	199,945
	Toronto-Dominion Bank (The)
200,000	2.25%, due 09/25/19 (b)	203,897
	Westpac Banking Corp.
200,000	1.38%, due 05/30/18 (b)	199,960
440,000	1.85%, due 11/26/18 (b)	443,628
200,000	2.00%, due 05/21/19 (b)	201,811
350,000	2.00%, due 03/03/20 (b)	351,407
360,000	2.10%, due 02/25/21 (b)	362,181
		6,248,259
Principal Amount		Value
	Corporate Bonds (continued)
	Capital Markets — 4.6%
	ING Bank N.V.
$300,000	2.63%, due 12/05/22 (b)	$305,192
	Total Corporate Bonds (Cost $6,509,250)	6,553,451
	Repurchase Agreements (a) — 0.6%
42,600	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $42,600	42,600
	Total Repurchase Agreements (Cost $42,600)	42,600
	Total Investment Securities (Cost $6,551,850) — 99.8%	6,596,051
	Other assets less liabilities — 0.2%	13,960
	Net Assets — 100.0%	$6,610,011

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,573
Aggregate gross unrealized depreciation	(6,372)
Net unrealized appreciation	$44,201
Federal income tax cost of investments	$6,551,850

See accompanying notes to the financial statements.

46 :: COBO USD COVERED BOND :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

USD Covered Bond invested, as a percentage of net assets, in the following countries as of May 31, 2016:

Australia	36.5%
Canada	32.2%
Sweden	10.9%
Norway	8.9%
Netherlands	4.6%
Germany	3.1%
France	3.0%
Other[1]	0.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: USD COVERED BOND COBO :: 47

Principal Amount			Value
		Sovereign Government & Agency Obligations — 87.5%
		Germany — 87.5%
		Bund Laender Anleihe
EUR	139,000	1.50%, due 07/15/20	$165,403
		Bundesrepublik Deutschland
	139,000	3.75%, due 01/04/19	171,992
	136,000	3.50%, due 07/04/19	170,261
	143,000	1.75%, due 07/04/22	179,055
	158,000	0.50%, due 02/15/25	183,441
	148,000	1.00%, due 08/15/25	178,687
		Gemeinsame Deutsche Bundeslaender
	75,000	1.75%, due 06/13/22	92,109
	65,000	0.50%, due 02/05/25	73,245
		KFW
	159,000	0.00%, due 12/07/18	178,786
	141,000	3.88%, due 01/21/19	174,746
	151,000	0.88%, due 03/18/19	174,110
	159,000	0.13%, due 06/01/20	180,106
	129,000	3.38%, due 01/18/21	168,418
		State of Baden-Wurttemberg
	67,000	1.00%, due 07/18/22	79,048
	76,000	2.00%, due 11/13/23	95,994
		State of Berlin
	67,000	0.75%, due 11/11/22	77,846
	67,000	1.63%, due 06/03/24	82,564
		State of Brandenburg
	42,000	1.50%, due 02/12/20	49,680
	48,000	3.50%, due 06/15/21	63,068
		State of Hesse
	66,000	1.75%, due 01/20/23	81,526
	65,000	1.38%, due 06/10/24	78,761
		State of Lower Saxony
	15,000	0.08%, due 07/20/18	16,815
	71,000	2.13%, due 01/16/24	90,317
		State of North Rhine-Westphalia
	68,000	0.88%, due 12/04/17	77,022
	81,000	1.88%, due 09/15/22	100,430
		State of Rhineland-Palatinate
	60,000	4.25%, due 03/02/18	72,089
	62,000	1.25%, due 01/16/20	72,634
		State of Saxony-Anhalt
	43,000	1.63%, due 04/25/23	52,751
	46,000	1.88%, due 04/10/24	57,659
			3,238,563
		Total Sovereign Government & Agency Obligations (Cost $3,529,860)	3,238,563
Principal Amount			Value
		Corporate Bonds — 8.9%
		Banks — 8.9%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	68,000	0.13%, due 11/05/20	$76,738
	45,000	0.05%, due 11/09/21	50,479
		Landwirtschaftliche Rentenbank
	58,000	1.25%, due 05/20/22	69,925
	56,000	0.25%, due 11/24/22	63,499
		NRW Bank
	54,000	3.88%, due 01/27/20	69,129
			329,770
		Total Corporate Bonds (Cost $341,237)	329,770
		Repurchase Agreements (a) — 0.2%
	$9,111	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $9,111	9,111
		Total Repurchase Agreements (Cost $9,111)	9,111
		Total Investment Securities (Cost $3,880,208) — 96.6%	3,577,444
		Other assets less liabilities — 3.4%	126,051
		Net Assets — 100.0%	$3,703,495

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,527
Aggregate gross unrealized depreciation	(334,868)
Net unrealized depreciation	$(304,341)
Federal income tax cost of investments	$3,881,785

See accompanying notes to the financial statements.

48 :: GGOV GERMAN SOVEREIGN/SUB-SOVEREIGN ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Government & Agency Obligations — 66.4%
	Brazil — 4.5%
	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$103,200
	Brazilian Government International Bond
60,000	8.88%, due 10/14/19	70,950
		174,150
	Colombia — 3.3%
	Colombia Government International Bond
98,000	11.75%, due 02/25/20	127,547
	Croatia — 2.8%
	Croatia Government International Bond
100,000	6.63%, due 07/14/20	108,900
	Hungary — 3.1%
	Hungary Government International Bond
114,000	4.13%, due 02/19/18	118,024
	Indonesia — 4.6%
	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	174,847
	Lithuania — 2.7%
	Lithuania Government International Bond
100,000	5.13%, due 09/14/17	105,000
	Mexico — 4.5%
	Mexico Government International Bond
30,000	5.63%, due 01/15/17	30,780
30,000	5.95%, due 03/19/19	33,150
100,000	5.13%, due 01/15/20	109,700
		173,630
	Poland — 2.1%
	Poland Government International Bond
70,000	6.38%, due 07/15/19	79,363
	Qatar — 5.2%
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	201,503
Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Russia — 2.7%
	Russian Foreign Bond - Eurobond
$100,000	5.00%, due 04/29/20	$105,492
	South Africa — 2.9%
	South Africa Government International Bond
100,000	6.88%, due 05/27/19	109,875
	South Korea — 7.4%
	Export-Import Bank of Korea
100,000	5.13%, due 06/29/20	111,673
	Korea International Bond
150,000	7.13%, due 04/16/19	173,295
		284,968
	Sri Lanka — 2.6%
	Sri Lanka Government International Bond
100,000	6.25%, due 10/04/20	100,361
	Turkey — 9.1%
	Hazine Mustesarligi Varlik Kiralama AS
230,000	4.56%, due 10/10/18	237,781
	Turkey Government International Bond
100,000	7.50%, due 11/07/19	113,023
		350,804
	Ukraine — 7.7%
	Ukraine Government International Bond
276,000	7.75%, due 09/01/20^(a)(c)	263,290
108,000	0.00%, due 05/31/40^(a)(c)	33,502
		296,792
	Venezuela — 1.2%
	Venezuela Government International Bond
30,000	7.00%, due 12/01/18	13,613
50,000	7.75%, due 10/13/19	20,187
30,000	6.00%, due 12/09/20	10,912
		44,712
	Total Sovereign Government & Agency Obligations (Cost $2,557,301)	2,555,968

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 49

Principal Amount		Value
	Corporate Bonds — 27.1%
	Banks — 2.8%
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
$100,000	7.75%, due 05/29/18	$107,428
	Diversified Financial Services — 3.3%
	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	127,412
	Electric Utilities — 3.0%
	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	114,050
	Electrical Equipment — 2.6%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	102,250
	Oil, Gas & Consumable Fuels — 15.4%
	KazMunayGas National Co. JSC
155,000	7.00%, due 05/05/20	166,625
	Petrobras Global Finance B.V.
34,000	5.88%, due 03/01/18	34,340
90,000	7.88%, due 03/15/19	91,237
80,000	4.88%, due 03/17/20	72,256
	Petroleos de Venezuela S.A.
20,000	5.13%, due 10/28/16	17,400
50,000	5.25%, due 04/12/17	30,365
	Petroleos Mexicanos
100,000	5.75%, due 03/01/18	104,150
36,000	6.00%, due 03/05/20	38,210
40,000	3.50%, due 07/23/20	39,150
		593,733
	Total Corporate Bonds (Cost $1,033,268)	1,044,873
Principal Amount		Value
	Repurchase Agreements (b) — 1.5%
$55,912	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $55,912	$55,912
	Total Repurchase Agreements (Cost $55,912)	55,912
	Total Investment Securities (Cost $3,646,481) — 95.0%	3,656,753
	Other assets less liabilities — 5.0%	190,680
	Net Assets — 100.0%	$3,847,433

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $296,792 or 7.71% of net assets.

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Floating Rate Security. Rate disclosed is as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,478
Aggregate gross unrealized depreciation	(37,206)
Net unrealized appreciation	$10,272
Federal income tax cost of investments	$3,646,481

See accompanying notes to the financial statements.

50 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

Brazil	9.7%
Mexico	9.2%
Turkey	9.1%
Russia	8.8%
Ukraine	7.7%
Indonesia	7.5%
South Korea	7.4%
Qatar	5.2%
Kazakhstan	4.3%
Colombia	3.3%
Hungary	3.1%
South Africa	2.9%
Croatia	2.8%
Lithuania	2.7%
Philippines	2.7%
Sri Lanka	2.6%
Venezuela	2.4%
Poland	2.1%
Other[1]	6.5%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 51

Shares		Percentage of Net Assets	Value
	Common Stocks — 10.4%
21	Alphabet, Inc., Class A* (Information Technology)	0.1%	$15,726
21	Alphabet, Inc., Class C* (Information Technology)	0.1%	15,450
138	Altria Group, Inc. (Consumer Staples)	0.0%	8,782
27	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	19,515
53	Amgen, Inc. (Health Care)	0.0%	8,371
391	Apple, Inc. (Information Technology)	0.1%	39,044
434	AT&T, Inc. (Telecommunication Services)	0.1%	16,991
728	Bank of America Corp. (Financials)	0.0%	10,767
132	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	18,551
118	Bristol-Myers Squibb Co. (Health Care)	0.0%	8,461
133	Chevron Corp. (Energy)	0.1%	13,433
355	Cisco Systems, Inc. (Information Technology)	0.0%	10,313
208	Citigroup, Inc. (Financials)	0.0%	9,687
275	Coca-Cola Co. (The) (Consumer Staples)	0.0%	12,265
172	Comcast Corp., Class A (Consumer Discretionary)	0.0%	10,888
266	CubeSmart (REIT) (Financials)	0.0%	8,469
77	CVS Health Corp. (Consumer Staples)	0.0%	7,427
293	Exxon Mobil Corp. (Energy)	0.1%	26,083
162	Facebook, Inc., Class A* (Information Technology)	0.1%	19,247
658	General Electric Co. (Industrials)	0.1%	19,891
96	Gilead Sciences, Inc. (Health Care)	0.0%	8,358
89	Home Depot, Inc. (The) (Consumer Discretionary)	0.0%	11,759
333	Intel Corp. (Information Technology)	0.0%	10,519
62	International Business Machines Corp. (Information Technology)	0.0%	9,532
195	Johnson & Johnson (Health Care)	0.1%	21,975
259	JPMorgan Chase & Co. (Financials)	0.1%	16,905
112	Manhattan Associates, Inc.* (Information Technology)	0.0%	7,384
56	MarketAxess Holdings, Inc. (Financials)	0.0%	7,837
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
64	McDonald's Corp. (Consumer Discretionary)	0.0%	$7,812
99	Medtronic PLC (Health Care)	0.0%	7,968
196	Merck & Co., Inc. (Health Care)	0.0%	11,027
558	Microsoft Corp. (Information Technology)	0.1%	29,574
222	Oracle Corp. (Information Technology)	0.0%	8,924
102	PepsiCo, Inc. (Consumer Staples)	0.0%	10,319
427	Pfizer, Inc. (Health Care)	0.1%	14,817
109	Philip Morris International, Inc. (Consumer Staples)	0.0%	10,756
187	Procter & Gamble Co. (The) (Consumer Staples)	0.1%	15,154
98	Schlumberger Ltd. (Energy)	0.0%	7,477
69	Sovran Self Storage, Inc. (REIT) (Financials)	0.0%	7,471
129	STERIS PLC (Health Care)	0.0%	8,956
85	TreeHouse Foods, Inc.* (Consumer Staples)	0.0%	8,050
51	Tyler Technologies, Inc.* (Information Technology)	0.0%	7,818
67	UnitedHealth Group, Inc. (Health Care)	0.0%	8,956
287	Verizon Communications, Inc. (Telecommunication Services)	0.1%	14,608
135	Visa, Inc., Class A (Information Technology)	0.0%	10,657
111	Wal-Mart Stores, Inc. (Consumer Staples)	0.0%	7,857
106	Walt Disney Co. (The) (Consumer Discretionary)	0.0%	10,517
326	Wells Fargo & Co. (Financials)	0.1%	16,535
109	West Pharmaceutical Services, Inc. (Health Care)	0.0%	8,184
136,573	Other Common Stocks^	8.7%	3,201,864
	Total Common Stocks (Cost $3,814,499)		3,828,931
No. of Rights
	Rights — 0.0% ‡
288	Dyax Corp. (CVR)*^(b)	0.0%	319
18	Second Sight Medical Products, Inc.*^(b)	0.0%	2
	Total Rights (Cost $—)		321

See accompanying notes to the financial statements.

52 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 69.7%
	U.S. Treasury Bill
$25,646,000	0.00%, due 08/04/16	$25,634,406
	Total U.S. Government & Agency Security (Cost $ 25,636,881)	25,634,406
	Repurchase Agreement (a) — 14.2%
5,217,691	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 5/31/2016, due 6/1/2016, total to be received $5,217,732	5,217,691
	Total Repurchase Agreements (Cost $5,217,691)	5,217,691
	Total Investment Securities (Cost $34,669,071) — 94.3%	34,681,349
	Other assets less liabilities — 5.7%	2,077,188
	Net Assets — 100.0%	$36,758,537

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $365 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,987
Aggregate gross unrealized depreciation	(250,629)
Net unrealized appreciation	$(49,642)
Federal income tax cost of investments	$34,730,991

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	45	06/13/16	$3,130,313	$40,936

Cash collateral in the amount of $82,913 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HEDGE REPLICATION ETF HDG :: 53

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,126	11/06/17	Credit Suisse International	0.89%	S&P 500® Total Return Index	$(4,578)
194,281	01/08/18	Credit Suisse International	0.19%	Russell 2000® Total Return Index	32,025
1,757,125	11/06/17	Credit Suisse International	0.19%	iShares® MSCI Emerging Markets ETF	18,346
3,977,833	01/08/18	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	71,705
5,934,365					117,498	$—	$—	$117,498
63,270	11/06/17	Deutsche Bank AG	(0.14)%	iShares® MSCI Emerging Markets ETF	(3,036)
218,491	01/08/18	Deutsche Bank AG	0.61%	iShares® MSCI EAFE ETF	5,482
264,268	01/08/18	Deutsche Bank AG	0.21%	Russell 2000® Total Return Index	43,553
546,029					45,999	—	(45,999)	—
2,963	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500® Total Return Index	(553)
				iShares® MSCI
12,103	01/08/18	Morgan Stanley & Co. International PLC	0.19%	Emerging Markets ETF	854
15,066					301	—	—	301
1,638	11/06/17	Societe Generale	0.44%	Russell 2000® Total Return Index	24
14,130	01/08/18	Societe Generale	0.84%	iShares® MSCI EAFE ETF	342
				iShares® MSCI
327,588	03/06/17	Societe Generale	0.09%	Emerging Markets ETF	232,429
343,356					232,795	—	(232,795)	—
3,095	11/06/17	UBS AG	0.29%	Russell 2000® Total Return Index	49
				iShares® MSCI
				Emerging
11,501	01/08/18	UBS AG	0.24%	Markets ETF	804
747,159	01/08/18	UBS AG	0.14%	iShares® MSCI EAFE ETF	696,104
761,755					696,957	(657,763)	—	39,194
$7,600,571					$1,093,550

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

54 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	1.3%
Consumer Staples	0.6%
Energy	0.4%
Financials	2.4%
Health Care	1.5%
Industrials	1.3%
Information Technology	1.9%
Materials	0.4%
Telecommunication Services	0.2%
Utilities	0.4%
Other[1]	89.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: HEDGE REPLICATION ETF HDG :: 55

Principal Amount		Value
	Repurchase Agreements (a) — 83.7%
$4,991,022	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,991,058	$4,991,022
	Total Repurchase Agreements (Cost $4,991,022)	4,991,022
	Total Investment Securities (Cost $4,991,022) † — 83.7%	4,991,022
	Other assets less liabilities — 16.3%	974,745
	Net Assets — 100.0%	$5,965,767

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Managed Futures Strategy ETF had the following open long and short futures contracts as of May 31, 2016:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Futures Contracts	3	06/13/16	$216,390	$(6,057)
British Pound Futures Contracts	3	06/13/16	271,256	6
Canadian Dollar Futures Contracts	4	06/14/16	304,600	4,971
Cocoa Futures Contracts	6	07/14/16	183,540	(4,566)
Copper Futures Contracts	3	07/27/16	157,163	(2,769)
Corn Futures Contracts	9	09/14/16	183,038	11,151
Cotton No. 2 Futures Contracts	8	07/07/16	255,760	7,978
E-Mini Crude Oil Futures Contract	1	08/19/16	24,965	1,951
E-Mini Euro Futures Contracts	4	06/13/16	278,250	(6,984)
Gasoline RBOB Futures Contract	1	08/31/16	67,078	5,252
Gold 100 OZ Futures Contract	1	08/29/16	121,750	(5,832)
Japanese Yen Futures Contracts	4	06/13/16	452,225	10,134
Lean Hogs Futures Contracts	5	08/12/16	161,700	1,676
Mini Gold Futures Contracts	2	08/29/16	78,285	(5,105)
Mini Silver Futures Contract	1	07/27/16	15,994	892
NY Harbor ULSD Futures Contract	1	06/30/16	62,878	6,655
Silver Futures Contract	1	07/27/16	79,970	4,043
Soybean Futures Contracts	4	07/14/16	215,700	32,564
Sugar #11 (World Markets) Futures Contracts	8	06/30/16	156,710	23,285
Swiss Franc Futures Contracts	2	06/13/16	251,550	(717)
U.S. 10 Year Treasury Note Futures Contracts	5	09/21/16	648,438	(2,819)
U.S. Long Bond Futures Contracts	7	09/21/16	1,143,188	4,147
Wheat Futures Contracts	6	09/14/16	142,650	(1,566)
WTI Crude Oil Futures Contract	1	08/22/16	49,930	4,598
				$82,888

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Coffee 'C' Futures Contracts	3	07/19/16	$136,744	$367
Live Cattle Futures Contracts	6	10/31/16	281,580	(5,356)
Natural Gas Futures Contracts	5	06/28/16	114,400	(1,922)
				$(6,911)
				$75,977

Cash collateral in the amount of $201,392 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

56 :: FUT MANAGED FUTURES STRATEGY ETF :: MAY 31, 2016 :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 100.1%
	Consumer Discretionary — 7.1%
8,500	Krispy Kreme Doughnuts, Inc.*	$181,730
205,000	Pacific Brands Ltd.	168,906
2,346	Starwood Hotels & Resorts Worldwide, Inc.	172,267
		522,903
	Energy — 7.7%
7,154	Columbia Pipeline Group, Inc.	182,713
4,210	InterOil Corp.*	178,504
12,850	Memorial Resource Development Corp.*	203,030
		564,247
	Financials — 12.9%
16,899	First Niagara Financial Group, Inc.	184,537
9,661	FirstMerit Corp.	219,111
11,287	Hatteras Financial Corp. (REIT)	181,608
10,500	Parkway Properties, Inc./Md (REIT)	183,225
9,735	Rouse Properties, Inc. (REIT)	177,664
		946,145
	Health Care — 9.7%
1,770	Anacor Pharmaceuticals, Inc.*	175,761
4,950	ExamWorks Group, Inc.*	172,805
10,311	Meda AB, Class A	182,947
2,310	St. Jude Medical, Inc.	181,012
		712,525
	Industrials — 14.6%
27,380	Asciano Ltd.	175,923
21,371	Fomento de Construcciones y Contratas S.A.*	180,003
3,279	Gategroup Holding AG*	168,238
200,301	Neptune Orient Lines Ltd.*	188,360
8,954	USG People N.V.*	174,048
3,245	Virgin America, Inc.*	181,655
		1,068,227
	Information Technology — 27.7%
5,100	Cvent, Inc.*	182,632
8,999	Fairchild Semiconductor International, Inc.*	178,810
12,850	inContact, Inc.*	178,358
8,930	Integrated Device Technology, Inc.*	208,516
2,699	KLA-Tencor Corp.	196,838
4,740	Lexmark International, Inc., Class A	179,456
15,200	Polycom, Inc.*	182,400
5,724	Rofin-Sinar Technologies, Inc.*	182,882
6,950	Textura Corp.*	180,700
Shares		Value
	Common Stocks (continued)
18,600	TiVo, Inc.*	$185,070
7,220	Xura, Inc.*	179,200
		2,034,862
	Materials — 10.3%
16,194	Italcementi SpA*	188,831
1,680	Monsanto Co.	188,950
53,244	Nuplex Industries Ltd.	192,733
1,738	Valspar Corp. (The)	188,260
		758,774
	Telecommunication Services — 2.4%
6,120	Manitoba Telecom Services, Inc.	176,411
	Utilities — 7.7%
2,869	AGL Resources, Inc.	188,780
4,398	ITC Holdings Corp.	195,799
3,023	Piedmont Natural Gas Co., Inc.	181,562
		566,141
	Total Common Stocks (Cost $7,132,537)	7,350,235
No. of Rights
	Rights — 0.1%
4,897	Dyax Corp. (CVR)*^(b)	5,435
		5,435
	Total Rights (Cost $—)	5,435
Principal Amount
	Repurchase Agreements (a) — 2.0%
$148,182	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $148,182	148,182

Total Repurchase Agreements (Cost $148,182)	148,182
Total Investment Securities (Cost $7,280,719) — 102.2%	7,503,852
Liabilities in excess of other assets — (2.2%)	(160,721)
Net Assets — 100.0%	$7,343,131

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $5,435 or 0.07% of net assets.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: MERGER ETF MRGR :: 57

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,963
Aggregate gross unrealized depreciation	(40,936)
Net unrealized appreciation	$223,027
Federal income tax cost of investments	$7,280,825

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of May 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	08/12/16	102,600	$(73,589)	$73,963	$374
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	08/12/16	308,000	(234,322)	234,884	562
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	08/12/16	226,000	(233,793)	228,133	(5,660)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	08/12/16	1,825,000	(219,059)	218,114	(945)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	08/12/16	(495,000)	362,828	356,841	5,987
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	08/12/16	(113,000)	87,320	86,175	1,145
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	08/12/16	(439,000)	454,292	443,143	11,149
U.S. Dollar vs. Euro	Goldman Sachs International	08/12/16	(599,000)	686,041	668,133	17,908
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	08/12/16	(1,825,000)	222,753	218,115	4,638
U.S. Dollar vs. New Zealand Dollar	Goldman Sachs International	08/12/16	(345,000)	234,471	232,575	1,896
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	08/12/16	(1,891,000)	233,484	227,363	6,121
U.S. Dollar vs. Singapore Dollar	Goldman Sachs International	08/12/16	(316,000)	232,042	229,184	2,858
						$46,033[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $46,033. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreements1

Merger ETF had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,099,308)	11/06/17	Societe Generale	0.26%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(228,756)
1,672,259	11/07/16	Societe Generale	0.89%	S&P Merger Arbitrage Index (long exposure to Targets)	9,551
$(427,049)					$(219,205)	$—	$49,434	$(169,771)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

58 :: MRGR MERGER ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Merger ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United States	73.3%
Canada	4.8%
Australia	4.7%
New Zealand	2.6%
Italy	2.6%
Singapore	2.6%
Sweden	2.5%
Spain	2.4%
Netherlands	2.4%
Switzerland	2.3%
Other[1]	(0.2%)
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: MERGER ETF MRGR :: 59

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 96.0%
2,423	Altria Group, Inc. (Consumer Staples)	0.4%	$154,200
5,063	American International Group, Inc. (Financials)	0.7%	293,046
6,046	Apple, Inc. (Information Technology)	1.5%	603,754
17,449	AT&T, Inc. (Telecommunication Services)	1.7%	683,128
36,030	Bank of America Corp. (Financials)	1.3%	532,884
1	Berkshire Hathaway, Inc., Class A* (Financials)	0.5%	211,695
2,586	Berkshire Hathaway, Inc., Class B* (Financials)	0.9%	363,436
2,107	Caterpillar, Inc. (Industrials)	0.4%	152,779
8,278	Chevron Corp. (Energy)	2.0%	836,078
7,812	Cisco Systems, Inc. (Information Technology)	0.6%	226,939
11,352	Citigroup, Inc. (Financials)	1.3%	528,663
5,505	Coca-Cola Co. (The) (Consumer Staples)	0.6%	245,523
4,200	Comcast Corp., Class A (Consumer Discretionary)	0.6%	265,860
8,192	ConocoPhillips (Energy)	0.9%	358,728
2,064	CVS Health Corp. (Consumer Staples)	0.5%	199,073
12,973	Exxon Mobil Corp. (Energy)	2.8%	1,154,856
17,315	Ford Motor Co. (Consumer Discretionary)	0.6%	233,579
14,383	Freeport-McMoRan, Inc. (Materials)	0.4%	159,364
19,670	General Electric Co. (Industrials)	1.4%	594,624
5,901	General Motors Co. (Consumer Discretionary)	0.4%	184,583
1,272	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	202,859
9,045	Hewlett Packard Enterprise Co. (Information Technology)	0.4%	167,061
1,366	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	180,476
11,123	Intel Corp. (Information Technology)	0.9%	351,376
2,304	International Business Machines Corp. (Information Technology)	0.9%	354,217
4,011	Johnson & Johnson (Health Care)	1.1%	452,000
10,768	JPMorgan Chase & Co. (Financials)	1.7%	702,827
1,369	McDonald's Corp. (Consumer Discretionary)	0.4%	167,100
840	McKesson Corp. (Health Care)	0.4%	153,838
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,786	Merck & Co., Inc. (Health Care)	0.8%	$325,520
4,027	MetLife, Inc. (Financials)	0.4%	183,430
8,309	Microsoft Corp. (Information Technology)	1.1%	440,377
2,131	Occidental Petroleum Corp. (Energy)	0.4%	160,763
4,345	Oracle Corp. (Information Technology)	0.4%	174,669
2,196	PepsiCo, Inc. (Consumer Staples)	0.5%	222,169
13,655	Pfizer, Inc. (Health Care)	1.2%	473,828
2,564	Philip Morris International, Inc. (Consumer Staples)	0.6%	253,015
2,140	Phillips 66 (Energy)	0.4%	171,970
4,772	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	386,723
1,944	Prudential Financial, Inc. (Financials)	0.4%	154,062
2,771	QUALCOMM, Inc. (Information Technology)	0.4%	152,183
2,229	Schlumberger Ltd. (Energy)	0.4%	170,073
2,023	Time Warner, Inc. (Consumer Discretionary)	0.4%	153,060
1,804	United Technologies Corp. (Industrials)	0.4%	181,446
1,617	UnitedHealth Group, Inc. (Health Care)	0.5%	216,144
8,672	Verizon Communications, Inc. (Telecommunication Services)	1.1%	441,405
5,809	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	411,161
1,722	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	170,857
11,291	Wells Fargo & Co. (Financials)	1.4%	572,680
690,328	Other Common Stocks	56.7%	23,296,783
	Total Common Stocks (Cost $37,629,519)		39,426,864
Principal Amount
	Repurchase Agreements (a)(b) — 9.1%
$3,722,557	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,722,586		3,722,557
	Total Repurchase Agreements (Cost $3,722,557)		3,722,557
	Total Investment Securities (Cost $41,352,076) — 105.1%		43,149,421
	Liabilities in excess of other assets — (5.1)%		(2,090,396)
	Net Assets — 100.0%		$41,059,025

See accompanying notes to the financial statements.

60 :: RALS RAFI® LONG/SHORT :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $6,666,024.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,728,876
Aggregate gross unrealized depreciation	(894,682)
Net unrealized appreciation	$834,194
Federal income tax cost of investments	$42,315,227

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(40,706,592)	01/08/18	Deutsche Bank AG	(0.36)%	Russell 1000 Total Return Index	$(2,822,449)	$2,618,730	$203,719	$—
(1,278,438)	11/06/17	Societe Generale	(0.14)%	Russell 1000 Total Return Index	(110,180)
2,599,991	11/06/17	Societe Generale	0.64%	FTSE RAFI US 1000 Total Return Index	453,037
1,321,553					342,857	—	(300,000)	42,857
$(39,385,039)					$(2,479,592)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	10.1%
Consumer Staples	8.4%
Energy	13.0%
Financials	21.0%
Health Care	9.7%
Industrials	9.9%
Information Technology	12.1%
Materials	4.0%
Telecommunication Services	3.2%
Utilities	4.6%
Other [1]	4.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: RAFI® LONG/SHORT RALS :: 61

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 83.8%
	U.S. Treasury Inflation Index Bonds
$2,792,835	1.00%, due 02/15/46	$2,877,349
	Total Long-Term U.S. Treasury Obligation (Cost $2,857,717)	2,877,349
	Repurchase Agreements (a) — 12.7%
434,935	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $434,938	434,935
	Total Repurchase Agreements (Cost $434,935)	434,935
	Total Investment Securities (Cost $3,292,652) — 96.5%	3,312,284
	Other assets less liabilities — 3.5%	120,403
	Net Assets — 100.0%	$3,432,687

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,438
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$18,438
Federal income tax cost of investments	$3,293,846

Swap Agreements1

Inflation Expectations ETF had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$549,224	05/08/17	Societe Generale	0.49%	Citi 30-Year TIPS (Treasury Rate- Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$(1,103)
3,883,274	01/06/17	Societe Generale	(0.06)%	Citi 30-Year TIPS (Treasury Rate- Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	13,556
4,432,498					12,453	$—	$(12,453)	$—
$4,432,498					$12,453

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

62 :: RINF INFLATION EXPECTATIONS ETF :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 97.0%
$3,571,937	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,571,965	$3,571,937
	Total Repurchase Agreements (Cost $3,571,937)	3,571,937
	Total Investment Securities (Cost $3,571,937) † — 97.0%	3,571,937
	Other assets less liabilities — 3.0%	108,643
	Net Assets — 100.0%	$3,680,580

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at May 31, 2016 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized (Depreciation)
CDX North American High Yield Index; Version 2, Series 25*	5.00%	12/20/2020	4.06%	$415,800	**	$(19,270)	$(4,018)	$(15,252)
CDX North American High Yield Index; Version 1, Series 26	5.00%	06/20/2021	4.35%	3,060,000		(112,394)	(43,500)	(68,894)
						$(131,664)	$(47,518)	$(84,146)

*  As of May 31, 2016, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**  Reflects the notional amount after the default of securities.

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: CDS SHORT NORTH AMERICAN HY CREDIT ETF WYDE :: 63

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.4%
	U.S. Treasury Bills
$54,000,000	0.00%, due 06/02/16	$53,999,578
81,000,000	0.00%, due 06/09/16	80,994,439
50,000,000	0.00%, due 06/16/16	49,994,479
295,000,000	0.00%, due 06/23/16	294,949,638
163,000,000	0.00%, due 06/30/16	162,960,842
207,000,000	0.00%, due 07/07/16	206,951,578
48,000,000	0.00%, due 07/14/16	47,986,405
90,000,000	0.00%, due 07/21/16	89,966,222
214,500,000	0.00%, due 07/28/16	214,432,609
130,000,000	0.00%, due 08/04/16	129,939,030
190,500,000	0.00%, due 08/11/16	190,399,416
160,000,000	0.00%, due 08/18/16	159,900,800
265,000,000	0.00%, due 08/25/16	264,821,390
135,000,000	0.00%, due 09/01/16	134,885,115
90,000,000	0.00%, due 09/08/16	89,922,600
168,000,000	0.00%, due 09/15/16	167,844,936
201,000,000	0.00%, due 09/22/16	200,797,392
	Total U.S. Government & Agency Securities (Cost $2,540,840,772)	2,540,746,469
	Repurchase Agreements (a)(b) — 21.0%
633,713,463	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $633,718,466	633,713,463
	Total Repurchase Agreements (Cost $633,713,463)	633,713,463
	Total Investment Securities (Cost $3,174,554,235) — 105.4%	3,174,459,932
	Liabilities in excess of other assets — (5.4%)	(161,645,735)
	Net Assets — 100.0%	$3,012,814,197

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $367,913,605.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,060
Aggregate gross unrealized depreciation	(97,363)
Net unrealized depreciation	$(94,303)
Federal income tax cost of investments	$3,174,554,235

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,227	06/17/16	$233,083,388	$(4,103,598)

Cash collateral in the amount of $10,288,740 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

64 :: SH SHORT S&P500® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(539,379,972)	11/07/16	Bank of America, N.A.	(0.44)%	S&P 500®	$(39,379,482)	$39,379,482	$—	$—
(586,271,676)	01/08/18	Citibank, N.A.	(0.41)%	S&P 500®	(10,939,214)	10,939,214	—	—
(422,924,597)	11/06/17	Credit Suisse International	(0.54)%	S&P 500®	(14,335,268)	14,335,268	—	—
(557,234,507)	11/06/17	Deutsche Bank AG	(0.46)%	S&P 500®	(22,431,864)
(2,244,445)	11/06/17	Deutsche Bank AG	(0.34)%	SPDR® S&P 500® ETF Trust	(21,559)
(559,478,952)					(22,453,423)	22,453,423	—	—
		Goldman Sachs
(311,348,875)	01/08/18	International	(0.31)%	S&P 500®	(43,689,500)	42,575,500	1,114,000	—
(127,778,646)	01/06/17	Morgan Stanley & Co. International PLC	(0.29)%	S&P 500®	(25,758,738)	25,758,738	—	—
(166,241,452)	11/06/17	Societe Generale	(0.34)%	S&P 500®	(7,803,782)	6,958,782	845,000	—
(66,406,360)	11/07/16	UBS AG	(0.19)%	S&P 500®	(20,831,634)	20,831,634	—	—
$(2,779,830,530)					$(185,191,041)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT S&P500® SH :: 65

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.7%
	U.S. Treasury Bills
$19,000,000	0.00%, due 06/02/16	$18,999,847
34,000,000	0.00%, due 06/09/16	33,997,922
25,000,000	0.00%, due 07/28/16	24,993,647
20,000,000	0.00%, due 08/11/16	19,989,440
45,000,000	0.00%, due 08/18/16	44,972,100
100,000,000	0.00%, due 08/25/16	99,932,600
99,000,000	0.00%, due 09/01/16	98,915,751
40,000,000	0.00%, due 09/08/16	39,965,600
10,000,000	0.00%, due 09/15/16	9,990,770
11,000,000	0.00%, due 09/22/16	10,988,912
	Total U.S. Government & Agency Securities (Cost $402,774,631)	402,746,589
	Repurchase Agreements (a)(b) — 21.9%
101,659,581	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $101,660,383	101,659,581
	Total Repurchase Agreements (Cost $101,659,581)	101,659,581
	Total Investment Securities (Cost $504,434,212) — 108.6%	504,406,170
	Liabilities in excess of other assets — (8.6%)	(40,054,499)
	Net Assets — 100.0%	$464,351,671

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $49,967,475.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,350
Aggregate gross unrealized depreciation	(29,392)
Net unrealized depreciation	$(28,042)
Federal income tax cost of investments	$504,434,212

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	414	06/17/16	$37,435,950	$(127,897)

Cash collateral in the amount of $1,639,440 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

66 :: PSQ SHORT QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short QQQ® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(32,236,227)	11/07/16	Bank of America, N.A.	(0.44)%	NASDAQ-100 Index®	$(8,030,257)	$8,030,257	$—	$—
(67,514,777)	11/06/17	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	(879,656)	877,656	2,000	—
(25,415,618)	11/06/17	Credit Suisse International	(0.54)%	NASDAQ-100 Index®	447,481	—	(447,481)	—
(94,182,250)	11/06/17	Deutsche Bank AG	(0.56)%	NASDAQ-100 Index®	(3,894,329)	3,766,329	128,000	—
(43,858,503)	11/07/16	Goldman Sachs International	(0.31)%	NASDAQ-100 Index®	(6,984,726)	4,930,726	2,054,000	—
(91,100,451)	11/06/17	Morgan Stanley & Co. International PLC	(0.49)%	NASDAQ-100 Index®	(8,795,768)
(1,738,988)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	PowerShares QQQ TrustSM, Series 1	61,095
(92,839,439)					(8,734,673)	8,516,666	—	(218,007)
(40,681,110)	11/06/17	Societe Generale	(0.54)%	NASDAQ-100 Index®	345,975	—	(345,975)	—
(30,019,638)	11/07/16	UBS AG	(0.34)%	NASDAQ-100 Index®	(7,782,934)	5,623,934	2,159,000	—
$(426,747,562)					$(35,513,119)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT QQQ® PSQ :: 67

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.5%
	U.S. Treasury Bills
$20,000,000	0.00%, due 06/23/16	$19,996,370
60,000,000	0.00%, due 06/30/16	59,986,144
108,000,000	0.00%, due 07/07/16	107,975,820
9,000,000	0.00%, due 07/21/16	8,995,925
45,000,000	0.00%, due 07/28/16	44,983,613
17,000,000	0.00%, due 08/11/16	16,991,024
30,000,000	0.00%, due 08/25/16	29,979,780
	Total U.S. Government & Agency Securities (Cost $288,912,606)	288,908,676
	Repurchase Agreements (a)(b) — 18.4%
63,696,672	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $63,697,175	63,696,672
	Total Repurchase Agreements (Cost $63,696,672)	63,696,672
	Total Investment Securities (Cost $352,609,278) — 101.9%	352,605,348
	Liabilities in excess of other assets — (1.9%)	(6,525,950)
	Net Assets — 100.0%	$346,079,398

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $42,640,217.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,930)
Net unrealized depreciation	$(3,930)
Federal income tax cost of investments	$352,609,278

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	288	06/17/16	$25,581,600	$(79,010)

Cash collateral in the amount of $1,029,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

68 :: DOG SHORT DOW30SM :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Dow30SM had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,458,741)	11/07/16	Bank of America, N.A.	(0.39)%	Dow Jones Industrial AverageSM	$(3,718,415)	$3,718,415	$—	$—
(35,152,391)	11/06/17	Citibank, N.A.	(0.41)%	Dow Jones Industrial AverageSM	(336,265)	104,265	232,000	—
(71,688,440)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones Industrial AverageSM	(563,077)	563,077	—	—
(2,997,688)	11/06/17	Deutsche Bank AG	(0.16)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(48,180)
(2,555,337)	11/06/17	Deutsche Bank AG	(0.21)%	Dow Jones Industrial AverageSM	(635,171)
(5,553,025)					(683,351)	579,351	104,000	—
(125,892,126)	11/07/16	Goldman Sachs International	(0.26)%	Dow Jones Industrial AverageSM	(14,342,285)	—	14,342,285	—
(40,562,749)	11/06/17	Societe Generale	(0.49)%	Dow Jones Industrial AverageSM	(1,084,696)	1,084,696	—	—
(38,281,987)	11/07/16	UBS AG	(0.54)%	Dow Jones Industrial AverageSM	(2,463,473)	2,463,473	—	—
$(320,589,459)					$(23,191,562)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT DOW30SM DOG :: 69

Principal Amount		Value
	U.S. Government & Agency Securities — 79.5%
	U.S. Treasury Bills
$9,000,000	0.00%, due 06/09/16	$8,999,470
15,000,000	0.00%, due 06/23/16	14,997,277
	Total U.S. Government & Agency Securities (Cost $23,996,747)	23,996,747
	Repurchase Agreements (a) — 18.3%
5,517,042	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,517,086	5,517,042
	Total Repurchase Agreements (Cost $5,517,042)	5,517,042
	Total Investment Securities (Cost $29,513,789) † — 97.8%	29,513,789
	Other assets less liabilities — 2.2%	668,008
	Net Assets — 100.0%	$30,181,797

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	13	06/17/16	$1,938,040	$(53,237)

Cash collateral in the amount of $81,510 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

Short MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,776,516)	11/07/16	Bank of America, N.A.	(0.24)%	S&P MidCap 400®	$(1,092,971)	$—	$940,000	$(152,971)
(1,741,423)	11/06/17	Citibank, N.A.	(0.41)%	S&P MidCap 400®	(115,236)	—	—	(115,236)
(11,248,940)	11/06/17	Credit Suisse International	(0.44)%	S&P MidCap 400®	(889,717)	—	889,717	—
(1,417,936)	11/06/17	Deutsche Bank AG	(0.01)%	S&P MidCap 400®	(89,410)	—	64,000	(25,410)
(3,011,975)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	S&P MidCap 400®	(343,994)	—	280,000	(63,994)
(9,033,746)	11/06/17	Societe Generale	(0.34)%	S&P MidCap 400®	(658,055)	—	418,000	(240,055)
$(28,230,536)					$(3,189,383)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

70 :: MYY SHORT MIDCAP400 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT MIDCAP400 MYY :: 71

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.2%
	U.S. Treasury Bills
$28,000,000	0.00%, due 06/16/16	$27,996,850
43,000,000	0.00%, due 06/30/16	42,988,916
50,000,000	0.00%, due 07/14/16	49,986,801
100,000,000	0.00%, due 07/21/16	99,952,778
30,000,000	0.00%, due 07/28/16	29,989,265
21,000,000	0.00%, due 08/04/16	20,990,151
100,000,000	0.00%, due 08/18/16	99,938,000
20,000,000	0.00%, due 08/25/16	19,986,520
65,000,000	0.00%, due 09/01/16	64,944,685
20,000,000	0.00%, due 09/22/16	19,979,840
	Total U.S. Government & Agency Securities (Cost $476,769,004)	476,753,806
	Repurchase Agreements (a)(b) — 22.1%
121,980,733	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $121,981,696	121,980,733
	Total Repurchase Agreements (Cost $121,980,733)	121,980,733
	Total Investment Securities (Cost $598,749,737) — 108.3%	598,734,539
	Liabilities in excess of other assets — (8.3%)	(45,860,803)
	Net Assets — 100.0%	$552,873,736

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $86,910,152.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569
Aggregate gross unrealized depreciation	(15,767)
Net unrealized depreciation	$(15,198)
Federal income tax cost of investments	$598,749,737

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	341	06/17/16	$39,313,890	$(947,348)

Cash collateral in the amount of $1,841,400 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

72 :: RWM SHORT RUSSELL2000 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(35,288,043)	11/07/16	Bank of America, N.A.	0.31%	Russell 2000® Index	$(17,595,267)	$17,595,267	$—	$—
(51,143,093)	11/06/17	Citibank, N.A.	0.29%	Russell 2000® Index	(3,216,305)	3,048,547	—	(167,758)
(4,504,115)	11/06/17	Credit Suisse International	0.36%	Russell 2000® Index	307,219	—	(307,219)	—
(2,850,480)	11/06/17	Deutsche Bank AG	0.59%	Russell 2000® Index	728,556
(556,639)	11/06/17	Deutsche Bank AG	0.59%	iShares® Russell 2000 ETF	14,217
(3,407,119)					742,773	—	(742,773)	—
(80,619,444)	11/07/16	Goldman Sachs International	0.34%	Russell 2000® Index	(14,955,761)	14,955,761	—	—
(104,229,331)	11/06/17	Morgan Stanley & Co. International PLC	0.26%	Russell 2000® Index	(7,778,541)
(877,032)	11/06/17	Morgan Stanley & Co. International PLC	0.46%	iShares® Russell 2000 ETF	23,035
(105,106,363)					(7,755,506)	7,353,722	—	(401,784)
(49,567,180)	11/06/17	Societe Generale	0.26%	Russell 2000® Index	(1,665,968)	1,665,968	—	—
(183,973,706)	11/07/16	UBS AG	0.21%	Russell 2000® Index	(7,097,772)	2,996,772	4,101,000	—
$(513,609,063)					$(51,236,587)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT RUSSELL2000 RWM :: 73

Principal Amount		Value
	Repurchase Agreements (a) — 97.1%
$11,376,271	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $11,376,362	$11,376,271
	Total Repurchase Agreements (Cost $11,376,271)	11,376,271
	Total Investment Securities (Cost $11,376,271) † — 97.1%	11,376,271
	Other assets less liabilities — 2.9%	340,463
	Net Assets — 100.0%	$11,716,734

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,096,655)	11/06/17	Bank of America, N.A.	(0.14)%	S&P SmallCap 600®	$5,956	$(5,956)	$—	$—
(1,881,458)	11/06/17	Citibank, N.A.	(0.21)%	S&P SmallCap 600®	(366,325)	—	164,000	(202,325)
(1,805,536)	11/06/17	Credit Suisse International	0.01%	S&P SmallCap 600®	(48,912)	—	48,912	—
(1,898,953)	11/06/17	Deutsche Bank AG	0.39%	S&P SmallCap 600®	(71,191)	—	55,000	(16,191)
(2,296,518)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	S&P SmallCap 600®	(113,099)	—	—	(113,099)
(1,725,852)	11/06/17	Societe Generale	0.16%	S&P SmallCap 600®	(66,807)	—	66,807	—
$(11,704,972)					$(660,378)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

74 :: SBB SHORT SMALLCAP600 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.3%
	U.S. Treasury Bills
$220,000,000	0.00%, due 06/02/16	$219,998,431
167,000,000	0.00%, due 06/09/16	166,989,277
187,000,000	0.00%, due 06/16/16	186,978,776
235,000,000	0.00%, due 06/30/16	234,945,766
117,000,000	0.00%, due 07/07/16	116,968,405
87,000,000	0.00%, due 07/14/16	86,973,459
139,000,000	0.00%, due 07/21/16	138,943,046
260,000,000	0.00%, due 07/28/16	259,907,771
165,000,000	0.00%, due 08/04/16	164,922,615
75,000,000	0.00%, due 08/11/16	74,960,400
50,000,000	0.00%, due 08/25/16	49,966,300
50,000,000	0.00%, due 09/01/16	49,957,449
50,000,000	0.00%, due 09/08/16	49,957,000
90,000,000	0.00%, due 09/22/16	89,909,280
	Total U.S. Government & Agency Securities (Cost $1,891,398,382)	1,891,377,975
	Repurchase Agreements (a)(b) — 19.8%
429,450,165	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $429,453,554	429,450,165
	Total Repurchase Agreements (Cost $429,450,165)	429,450,165
	Total Investment Securities (Cost $2,320,848,547) — 107.1%	2,320,828,140
	Liabilities in excess of other assets — (7.1%)	(153,207,676)
	Net Assets — 100.0%	$2,167,620,464

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $465,490,858.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,688
Aggregate gross unrealized depreciation	(22,095)
Net unrealized depreciation	$(20,407)
Federal income tax cost of investments	$2,320,848,547

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,462	06/17/16	$257,679,075	$(1,986,139)

Cash collateral in the amount of $11,374,440 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT S&P500® SDS :: 75

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(767,958,058)	11/07/16	Bank of America, N.A.	(0.44)%	S&P 500®	$(66,225,238)	$66,225,238	$—	$—
(753,790,799)	01/08/18	Citibank, N.A.	(0.41)%	S&P 500®	(15,065,211)	8,119,210	6,946,001	—
(801,839,271)	11/06/17	Credit Suisse International	(0.54)%	S&P 500®	3,723,914	—	(2,980,000)	743,914
(987,376,824)	11/06/17	Deutsche Bank AG	(0.46)%	S&P 500®	(33,875,950)
(6,622,641)	11/06/17	Deutsche Bank AG	(0.34)%	SPDR® S&P 500® ETF Trust	(378,002)
(993,999,465)					(34,253,952)	34,253,952	—	—
(351,470,036)	01/08/18	Goldman Sachs International	(0.31)%	S&P 500®	(60,571,624)
(632,477)	11/07/16	Goldman Sachs International	(0.22)%	SPDR® S&P 500® ETF Trust	(43,904)
(352,102,513)					(60,615,528)	34,563,528	26,052,000	—
(128,799,564)	01/06/17	Morgan Stanley & Co. International PLC	(0.29)%	S&P 500®	(8,948,786)	8,948,786	—	—
(202,236,621)	11/06/17	Societe Generale	(0.34)%	S&P 500®	(15,720,898)	15,720,898	—	—
(77,083,781)	11/07/16	UBS AG	(0.19)%	S&P 500®	(37,461,236)	37,461,236	—	—
$(4,077,810,072)					$(234,566,935)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

76 :: SDS ULTRASHORT S&P500® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 90.1%
	U.S. Treasury Bills
$50,000,000	0.00%, due 06/02/16	$49,999,616
93,000,000	0.00%, due 07/07/16	92,973,270
15,000,000	0.00%, due 07/14/16	14,996,040
10,000,000	0.00%, due 07/21/16	9,996,840
90,000,000	0.00%, due 07/28/16	89,966,940
25,000,000	0.00%, due 08/11/16	24,986,801
10,000,000	0.00%, due 08/25/16	9,993,260
35,000,000	0.00%, due 09/01/16	34,970,215
23,000,000	0.00%, due 09/22/16	22,976,816
	Total U.S. Government & Agency Securities (Cost $350,869,504)	350,859,798
	Repurchase Agreements (a)(b) — 22.6%
88,259,577	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $88,260,273	88,259,577
	Total Repurchase Agreements (Cost $88,259,577)	88,259,577
	Total Investment Securities (Cost $439,129,081) — 112.7%	439,119,375
	Liabilities in excess of other assets — (12.7%)	(49,383,241)
	Net Assets — 100.0%	$389,736,134

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $75,035,319.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284
Aggregate gross unrealized depreciation	(9,990)
Net unrealized depreciation	$(9,706)
Federal income tax cost of investments	$439,129,081

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	322	06/17/16	$29,116,850	$(3,484)

Cash collateral in the amount of $1,275,120 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT QQQ® QID :: 77

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(49,381,681)	11/07/16	Bank of America, N.A.	(0.44)%	NASDAQ-100 Index®	$(22,356,571)	$22,356,570	$1	$—
(168,196,556)	11/06/17	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	(161,481)	161,481	—	—
(52,910,638)	11/06/17	Credit Suisse International	(0.54)%	NASDAQ-100 Index®	1,194,730	—	(1,194,730)	—
(177,811,094)	11/06/17	Deutsche Bank AG	(0.56)%	NASDAQ-100 Index®	(1,440,116)
(3,126,936)	11/06/17	Deutsche Bank AG	(0.36)%	PowerShares QQQ TrustSM, Series 1	112,166
(180,938,030)					(1,327,950)	1,327,950	—	—
(36,834,497)	11/07/16	Goldman Sachs International	(0.31)%	NASDAQ-100 Index®	(15,029,850)
(373,856)	11/06/17	Goldman Sachs International	(0.11)%	PowerShares QQQ TrustSM, Series 1	(42,628)
(37,208,353)					(15,072,478)	15,072,478	—	—
(138,515,146)	11/06/17	Morgan Stanley & Co. International PLC	(0.49)%	NASDAQ-100 Index®	(9,754,730)
(391,050)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	PowerShares QQQ TrustSM, Series 1	13,739
(138,906,196)					(9,740,991)	9,404,795	—	(336,196)
(114,436,492)	11/06/17	Societe Generale	(0.54)%	NASDAQ-100 Index®	(726,882)	726,882	—	—
(8,234,884)	11/07/16	UBS AG	(0.34)%	NASDAQ-100 Index®	(2,408,850)	2,408,850	—	—
$(750,212,830)					$(50,600,473)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

78 :: QID ULTRASHORT QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.8%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/02/16	$14,999,885
29,000,000	0.00%, due 06/16/16	28,996,725
40,000,000	0.00%, due 06/23/16	39,992,911
57,000,000	0.00%, due 08/04/16	56,973,267
25,000,000	0.00%, due 08/25/16	24,983,150
35,000,000	0.00%, due 09/01/16	34,970,215
	Total U.S. Government & Agency Securities (Cost $200,927,939)	200,916,153
	Repurchase Agreements (a)(b) — 29.8%
64,376,515	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $64,377,022	64,376,515
	Total Repurchase Agreements (Cost $64,376,515)	64,376,515
	Total Investment Securities (Cost $265,304,454) — 122.6%	265,292,668
	Liabilities in excess of other assets — (22.6%)	(48,982,193)
	Net Assets — 100.0%	$216,310,475

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $76,246,704.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,786)
Net unrealized depreciation	$(11,786)
Federal income tax cost of investments	$265,304,454

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	69	06/17/16	$6,128,925	$53,088

Cash collateral in the amount of $246,675 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT DOW30SM DXD :: 79

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(12,643,621)	11/07/16	Bank of America, N.A.	(0.39)%	Dow Jones Industrial AverageSM	$(7,432,730)	$7,432,730	$—	$—
(12,058,250)	11/06/17	Citibank, N.A.	(0.41)%	Dow Jones Industrial AverageSM	(270,979)	225,979	45,000	—
(55,769,930)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones Industrial AverageSM	(633,461)	633,461	—	—
(2,031,101)	11/06/17	Deutsche Bank AG	(0.21)%	Dow Jones Industrial AverageSM	(1,310,392)
(939,690)	11/06/17	Deutsche Bank AG	(0.16)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(2,779)
(2,970,791)					(1,313,171)	1,313,171	—	—
(163,666,918)	11/07/16	Goldman Sachs International	(0.26)%	Dow Jones Industrial AverageSM	(23,440,379)
(1,277,527)	11/07/16	Goldman Sachs International	(0.09)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(138,379)
(164,944,445)					(23,578,758)	19,854,758	3,724,000	—
(77,847,843)	11/06/17	Societe Generale	(0.49)%	Dow Jones Industrial AverageSM	(3,842,770)	3,842,770	—	—
(100,357,095)	11/07/16	UBS AG	(0.54)%	Dow Jones Industrial AverageSM	(4,789,917)	4,789,917	—	—
$(426,591,975)					$(41,861,786)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: DXD ULTRASHORT DOW30SM :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 96.4%
$6,639,770	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,639,822	$6,639,770
	Total Repurchase Agreements (Cost $6,639,770)	6,639,770
	Total Investment Securities (Cost $6,639,770) † — 96.4%	6,639,770
	Other assets less liabilities — 3.6%	249,543
	Net Assets — 100.0%	$6,889,313

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	5	06/17/16	$745,400	$(20,632)

Cash collateral in the amount of $31,350 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,414,209)	11/07/16	Bank of America, N.A.	(0.24)%	S&P MidCap 400®	$(291,309)	$—	$74,000	$(217,309)
(1,450,655)	11/06/17	Citibank, N.A.	(0.41)%	S&P MidCap 400®	(578,357)	—	332,000	(246,357)
(4,432,606)	11/06/17	Credit Suisse International	(0.44)%	S&P MidCap 400®	(172,116)	—	172,116	—
(1,168,783)	11/06/17	Deutsche Bank AG	(0.01)%	S&P MidCap 400®	(81,040)
(45,755)	11/06/17	Deutsche Bank AG	0.09%	SPDR® S&P MidCap 400® ETF Trust	(4,269)
(1,214,538)					(85,309)	—	85,309	—
(885,614)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	S&P MidCap 400®	(5,168)	—	—	(5,168)
(2,631,230)	11/06/17	Societe Generale	(0.34)%	S&P MidCap 400®	(96,742)	—	32,000	(64,742)
$(13,028,852)					$(1,229,001)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT MIDCAP400 MZZ :: 81

disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

82 :: MZZ ULTRASHORT MIDCAP400 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.7%
	U.S. Treasury Bills
$6,000,000	0.00%, due 06/16/16	$5,999,724
6,000,000	0.00%, due 06/23/16	5,999,562
10,000,000	0.00%, due 06/30/16	9,997,422
7,000,000	0.00%, due 07/07/16	6,998,180
8,000,000	0.00%, due 07/21/16	7,997,472
30,000,000	0.00%, due 07/28/16	29,989,265
43,000,000	0.00%, due 08/04/16	42,979,833
68,000,000	0.00%, due 09/01/16	67,942,132
	Total U.S. Government & Agency Securities (Cost $177,917,448)	177,903,590
	Repurchase Agreements (a)(b) — 29.5%
64,260,091	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $64,260,598	64,260,091
	Total Repurchase Agreements (Cost $64,260,091)	64,260,091
	Total Investment Securities (Cost $242,177,539) — 111.2%	242,163,681
	Liabilities in excess of other assets — (11.2%)	(24,469,995)
	Net Assets — 100.0%	$217,693,686

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $25,796,796.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13,858)
Net unrealized depreciation	$(13,858)
Federal income tax cost of investments	$242,177,539

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	72	06/17/16	$8,300,880	$(111,706)

Cash collateral in the amount of $388,800 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT RUSSELL2000 TWM :: 83

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(8,155,382)	11/07/16	Bank of America, N.A.	0.31%	Russell 2000® Index	$(11,937,485)	$11,903,504	$—	$(33,981)
(62,302,765)	11/06/17	Citibank, N.A.	0.29%	Russell 2000® Index	(4,391,257)	3,611,257	780,000	—
(6,287,695)	11/06/17	Credit Suisse International	0.36%	Russell 2000® Index	170,220	—	(170,220)	—
(1,388,695)	11/06/17	Deutsche Bank AG	0.59%	Russell 2000® Index	996,948
(873,466)	11/06/17	Deutsche Bank AG	0.59%	iShares® Russell 2000 ETF	22,309
(2,262,161)					1,019,257	—	(1,019,257)	—
(1,331,921)	11/06/17	Goldman Sachs International	0.34%	Russell 2000® Index	(1,108)	—	1,108	—
(60,256,322)	11/07/16	Morgan Stanley & Co. International PLC	0.26%	Russell 2000® Index	5,693,769
(1,013,203)	11/06/17	Morgan Stanley & Co. International PLC	0.46%	iShares® Russell 2000 ETF	26,612
(61,269,525)					5,720,381	(5,720,381)	—	—
(79,746,926)	11/06/17	Societe Generale	0.26%	Russell 2000® Index	(5,432,227)	5,106,227	326,000	—
(205,791,122)	11/07/16	UBS AG	0.21%	Russell 2000® Index	(5,901,075)	2,181,107	—	(3,719,968)
$(427,147,497)					$(20,753,294)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

84 :: TWM ULTRASHORT RUSSELL2000 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 92.0%
$3,607,966	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,607,994	$3,607,966
	Total Repurchase Agreements (Cost $3,607,966)	3,607,966
	Total Investment Securities (Cost $3,607,966) † — 92.0%	3,607,966
	Other assets less liabilities — 8.0%	312,488
	Net Assets — 100.0%	$3,920,454

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,052,224)	11/06/17	Bank of America, N.A.	(0.14)%	S&P SmallCap 600®	$(95,277)	$—	$95,277	$—
(1,682,531)	11/06/17	Credit Suisse International	0.01%	S&P SmallCap 600®	(44,612)	—	44,612	—
(2,023,380)	01/08/18	Deutsche Bank AG	0.39%	S&P SmallCap 600®	(369,153)
(118,200)	11/06/17	Deutsche Bank AG	0.39%	iShares® Core S&P Small-Cap ETF	(661)
(2,141,580)					(369,814)	—	255,000	(114,814)
(1,730,388)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	S&P SmallCap 600®	(23,236)	—	—	(23,236)
(1,238,661)	11/06/17	Societe Generale	0.16%	S&P SmallCap 600®	(45,380)	—	10,000	(35,380)
$ (7,845,384)					$(578,319)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT SMALLCAP600 SDD :: 85

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.5%
	U.S. Treasury Bills
$51,000,000	0.00%, due 06/02/16	$50,999,602
26,000,000	0.00%, due 06/09/16	25,998,469
133,000,000	0.00%, due 06/16/16	132,984,830
70,000,000	0.00%, due 06/30/16	69,982,963
79,000,000	0.00%, due 07/07/16	78,977,510
22,000,000	0.00%, due 07/14/16	21,994,193
21,000,000	0.00%, due 07/21/16	20,990,492
28,000,000	0.00%, due 07/28/16	27,989,471
58,000,000	0.00%, due 08/04/16	57,972,797
32,000,000	0.00%, due 08/11/16	31,983,103
10,000,000	0.00%, due 08/25/16	9,993,260
89,000,000	0.00%, due 09/01/16	88,924,261
40,000,000	0.00%, due 09/08/16	39,965,600
100,000,000	0.00%, due 10/27/16	99,829,500
	Total U.S. Government & Agency Securities (Cost $758,615,304)	758,586,051
	Repurchase Agreements (a)(b) — 22.9%
188,245,550	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $188,247,037	188,245,550
	Total Repurchase Agreements (Cost $188,245,550)	188,245,550
	Total Investment Securities (Cost $946,860,854) — 115.4%	946,831,601
	Liabilities in excess of other assets — (15.4%)	(126,348,109)
	Net Assets — 100.0%	$820,483,492

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $368,496,496.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,350
Aggregate gross unrealized depreciation	(30,603)
Net unrealized depreciation	$(29,253)
Federal income tax cost of investments	$946,860,854

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	826	06/17/16	$86,451,225	$(961,387)

Cash collateral in the amount of $3,816,120 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

86 :: SPXU ULTRAPRO SHORT S&P500® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(385,490,930)	11/07/16	Bank of America,N.A.	(0.44)%	S&P 500®	$(39,240,229)	$39,240,229	$—	$—
(549,119,220)	01/08/18	Citibank, N.A.	(0.41)%	S&P 500®	(11,302,976)	11,302,976	—	—
(370,850,450)	11/06/17	Credit Suisse International	(0.54)%	S&P 500®	2,783,698	—	(2,440,000)	343,698
(644,668,168)	11/06/17	Deutsche Bank AG	(0.46)%	S&P 500®	(29,384,295)
(268,162)	11/06/17	Deutsche Bank AG	(0.34)%	SPDR® S&P 500® ETF Trust	(15,306)
(644,936,330)					(29,399,601)	29,399,601	—	—
(108,155,570)	01/08/18	Goldman Sachs International	(0.31)%	S&P 500®	(22,878,102)
(706,389)	11/07/16	Goldman Sachs International	(0.22)%	SPDR® S&P 500® ETF Trust	(49,035)
(108,861,959)					(22,927,137)	22,927,137	—	—
(89,943,606)	01/06/17	Morgan Stanley & Co. International PLC	(0.29)%	S&P 500®	(1,763,139)	—	1,763,139	—
(137,888,322)	11/06/17	Societe Generale	(0.34)%	S&P 500®	(18,339,025)	18,339,025	—	—
(88,088,005)	11/07/16	UBS AG	(0.19)%	S&P 500®	(11,093,980)	11,093,980	—	—
$(2,375,178,822)					$(131,282,389)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO SHORT S&P500® SPXU :: 87

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.8%
	U.S. Treasury Bills
$74,000,000	0.00%, due 06/02/16	$73,999,567
80,000,000	0.00%, due 06/09/16	79,995,289
4,000,000	0.00%, due 07/07/16	3,998,960
35,000,000	0.00%, due 07/14/16	34,986,831
19,000,000	0.00%, due 07/21/16	18,991,397
120,000,000	0.00%, due 08/11/16	119,936,640
13,000,000	0.00%, due 08/25/16	12,991,238
71,000,000	0.00%, due 09/01/16	70,939,579
25,000,000	0.00%, due 09/08/16	24,978,500
25,000,000	0.00%, due 09/15/16	24,976,925
25,000,000	0.00%, due 09/22/16	24,974,800
	Total U.S. Government & Agency Securities (Cost $490,791,460)	490,769,726
	Repurchase Agreements (a)(b) — 21.7%
118,669,599	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $118,670,536	118,669,599
	Total Repurchase Agreements (Cost $118,669,599)	118,669,599
	Total Investment Securities (Cost $609,461,059) — 111.5%	609,439,325
	Liabilities in excess of other assets — (11.5%)	(62,632,692)
	Net Assets — 100.0%	$546,806,633

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $264,846,697.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191
Aggregate gross unrealized depreciation	(21,925)
Net unrealized depreciation	$(21,734)
Federal income tax cost of investments	$609,461,059

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	588	06/17/16	$53,169,900	$(85,907)

Cash collateral in the amount of $2,328,480 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

88 :: SQQQ ULTRAPRO SHORT QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(164,666,406)	11/07/16	Bank of America, N.A.	(0.44)%	NASDAQ-100 Index®	$(42,833,593)	$42,833,593	$—	$—
(58,913,135)	11/06/17	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	831,265	(829,004)	(2,261)	—
(231,437,572)	11/06/17	Credit Suisse International	(0.54)%	NASDAQ-100 Index®	196,749	—	(196,749)	—
(813,483,058)	11/06/17	Deutsche Bank AG	(0.56)%	NASDAQ-100 Index®	(29,692,128)
(4,171,147)	11/06/17	Deutsche Bank AG	(0.36)%	PowerShares QQQ TrustSM, Series 1	149,623
(817,654,205)					(29,542,505)	25,987,505	3,555,000	—
(42,360,508)	11/07/16	Goldman Sachs International	(0.31)%	NASDAQ-100 Index®	(14,801,929)
(71,160)	11/07/16	Goldman Sachs International	(0.11)%	PowerShares QQQ TrustSM, Series 1	(8,114)
(42,431,668)					(14,810,043)	14,810,043	—	—
(55,837,405)	11/06/17	Morgan Stanley & Co. International PLC	(0.49)%	NASDAQ-100 Index®	4,293,826
(1,169,612)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	PowerShares QQQ TrustSM, Series 1	41,092
(57,007,017)					4,334,918	(4,334,918)	—	—
(209,469,142)	11/06/17	Societe Generale	(0.54)%	NASDAQ-100 Index®	1,844,912	—	(1,844,912)	—
(5,621,407)	11/07/16	UBS AG	(0.34)%	NASDAQ-100 Index®	(4,818,680)	4,818,680	—	—
$(1,587,200,552)					$(84,796,977)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO SHORT QQQ® SQQQ :: 89

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.3%
	U.S. Treasury Bills
$24,000,000	0.00%, due 06/16/16	$23,997,291
18,000,000	0.00%, due 06/30/16	17,995,360
10,000,000	0.00%, due 07/07/16	9,997,790
20,000,000	0.00%, due 07/21/16	19,990,944
14,000,000	0.00%, due 07/28/16	13,995,389
30,000,000	0.00%, due 08/11/16	29,984,160
25,000,000	0.00%, due 08/25/16	24,983,150
15,000,000	0.00%, due 09/08/16	14,987,100
3,000,000	0.00%, due 09/15/16	2,997,231
4,000,000	0.00%, due 09/22/16	3,995,968
	Total U.S. Government & Agency Securities (Cost $162,931,574)	162,924,383
	Repurchase Agreements (a)(b) — 27.4%
51,615,404	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $51,615,811	51,615,404
	Total Repurchase Agreements (Cost $51,615,404)	51,615,404
	Total Investment Securities (Cost $214,546,978) — 113.7%	214,539,787
	Liabilities in excess of other assets — (13.7%)	(25,820,893)
	Net Assets — 100.0%	$188,718,894

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $38,695,443.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114
Aggregate gross unrealized depreciation	(7,305)
Net unrealized depreciation	$(7,191)
Federal income tax cost of investments	$214,546,978

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	250	06/17/16	$22,206,250	$20,231

Cash collateral in the amount of $893,750 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

90 :: SDOW ULTRAPRO SHORT DOW30SM :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(28,477,337)	11/07/16	Bank of America, N.A.	(0.39)%	Dow Jones Industrial AverageSM	$(5,814,492)	$5,814,492	$—	$—
(89,305,907)	11/06/17	Citibank, N.A.	(0.41)%	Dow Jones Industrial AverageSM	(608,205)	47,205	561,000	—
(336,922)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones Industrial AverageSM	(2,062)	2,062	—	—
(2,971,994)	11/06/17	Deutsche Bank AG	(0.21)%	Dow Jones Industrial AverageSM	(87,158)
(968,591)	11/06/17	Deutsche Bank AG	(0.16)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(1,437)
(3,940,585)					(88,595)	—	88,595	—
(4,456,150)	11/06/17	Goldman Sachs International	(0.09)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(59,675)
(480,949)	11/06/17	Goldman Sachs International	(0.26)%	Dow Jones Industrial AverageSM	(7,216)
(4,937,099)					(66,891)	—	66,891	—
(159,708,991)	11/07/16	Morgan Stanley & Co. International PLC	(0.24)%	Dow Jones Industrial AverageSM	(14,546,370)	14,546,370	—	—
(78,938,742)	11/06/17	Societe Generale	(0.49)%	Dow Jones Industrial AverageSM	1,513,443	—	(1,513,443)	—
(178,399,035)	11/07/16	UBS AG	(0.54)%	Dow Jones Industrial AverageSM	(8,434,843)	8,434,843	—	—
$(544,044,618)					$(28,048,015)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO SHORT DOW30SM SDOW :: 91

Principal Amount		Value
	Repurchase Agreements (a) — 94.1%
$4,047,779	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,047,812	$4,047,779
	Total Repurchase Agreements (Cost $4,047,779)	4,047,779
	Total Investment Securities (Cost $4,047,779) † — 94.1%	4,047,779
	Other assets less liabilities — 5.9%	251,684
	Net Assets — 100.0%	$4,299,463

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	4	06/17/16	$596,320	$(19,508)

Cash collateral in the amount of $25,080 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,188,578)	11/06/17	Bank of America, N.A.	(0.24)%	S&P MidCap 400®	$(78,852)	$—	$16,000	$(62,852)
(1,974,776)	11/06/17	Citibank, N.A.	(0.41)%	S&P MidCap 400®	(454,491)	—	397,000	(57,491)
(131,080)	11/06/17	Credit Suisse International	(0.44)%	S&P MidCap 400®	(3,532)	—	—	(3,532)
(201,907)	11/06/17	Deutsche Bank AG	(0.01)%	S&P MidCap 400®	(5,533)	—	—	(5,533)
(136,024)	11/06/17	Goldman Sachs International	0.24%	SPDR® S&P MidCap 400® ETF Trust	(6,175)	—	6,175	—
(7,340,794)	11/07/16	Morgan Stanley & Co. International PLC	(0.14)%	S&P MidCap 400®	(1,065,391)	—	953,000	(112,391)
(327,371)	11/06/17	Societe Generale	(0.34)%	S&P MidCap 400®	256,910	—	(256,910)	—
$(12,300,530)					$(1,357,064)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

92 :: SMDD ULTRAPRO SHORT MIDCAP400 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 105.3%
	U.S. Treasury Bills
$14,000,000	0.00%, due 06/09/16	$13,999,176
20,000,000	0.00%, due 06/23/16	19,996,700
11,000,000	0.00%, due 06/30/16	10,997,164
8,000,000	0.00%, due 07/07/16	7,997,920
37,000,000	0.00%, due 08/04/16	36,982,647
	Total U.S. Government & Agency Securities (Cost $89,975,666)	89,973,607
	Repurchase Agreements (a)(b) — 31.4%
26,852,154	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $26,852,366	26,852,154
	Total Repurchase Agreements (Cost $26,852,154)	26,852,154
	Total Investment Securities (Cost $116,827,820) — 136.7%	116,825,761
	Liabilities in excess of other assets — (36.7%)	(31,373,065)
	Net Assets — 100.0%	$85,452,696

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $33,775,460.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,059)
Net unrealized depreciation	$(2,059)
Federal income tax cost of investments	$116,827,820

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	13	06/17/16	$1,498,770	$(18,493)

Cash collateral in the amount of $70,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 93

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,302,792)	11/07/16	Bank of America, N.A.	0.31%	Russell 2000® Index	$(6,899,938)	$6,899,938	$—	$—
(26,364,035)	11/06/17	Citibank, N.A.	0.29%	Russell 2000® Index	(1,488,001)	1,339,001	149,000	—
(60,090)	11/06/17	Credit Suisse International	0.36%	Russell 2000® Index	1,685	—	—	1,685
(1,214,850)	11/06/17	Deutsche Bank AG	0.59%	Russell 2000® Index	29,744
				iShares® Russell 2000
(1,025,948)	11/06/17	Deutsche Bank AG	0.59%	ETF	26,204
(2,240,798)					55,948	—	(55,948)	—
(43,541)	11/06/17	Goldman Sachs International	0.34%	Russell 2000® Index	(21)	—	21	—
(99,051,127)	11/06/17	Morgan Stanley & Co. International PLC	0.26%	Russell 2000® Index	(17,458,472)
(405,426)	11/06/17	Morgan Stanley & Co. International PLC	0.46%	iShares® Russell 2000 ETF	10,649
(99,456,553)					(17,447,823)	17,071,496	—	(376,327)
(49,660,193)	11/06/17	Societe Generale	0.26%	Russell 2000® Index	(4,051,087)	4,051,087	—	—
(71,769,103)	11/07/16	UBS AG	0.21%	Russell 2000® Index	(2,346,735)	2,346,735	—	—
$(254,897,105)					$(32,175,972)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

94 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 73.0%
	U.S. Treasury Bill
$10,000,000	0.00%, due 06/16/16	$9,998,871
	Total U.S. Government & Agency Security (Cost $9,998,871)	9,998,871
	Repurchase Agreements (a) — 14.9%
2,048,427	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,048,442	2,048,427
	Total Repurchase Agreements (Cost $2,048,427)	2,048,427
	Total Investment Securities (Cost $12,047,298) † — 87.9%	12,047,298
	Other assets less liabilities — 12.1%	1,654,440
	Net Assets — 100.0%	$13,701,738

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Basic Materials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(211,897)	11/06/17	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	$(86,002)	$—	$86,002	$—
(10,874,605)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Basic MaterialsSM Index	(2,017,862)	—	2,017,862	—
(827,852)	11/06/17	Deutsche Bank AG	(0.11)%	Dow Jones U.S. Basic MaterialsSM Index	(265,948)	—	219,000	(46,948)
(324,678)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	(17,155)	—	—	(17,155)
(223,683)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Basic MaterialsSM Index	(12,251)	—	12,251	—
(1,227,532)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. Basic MaterialsSM Index	(442,263)	—	442,263	—
$(13,690,247)					$(2,841,481)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT BASIC MATERIALS SBM :: 95

Principal Amount		Value
	U.S. Government & Agency Securities — 76.3%
	U.S. Treasury Bills
$12,000,000	0.00%, due 06/02/16	$11,999,903
20,000,000	0.00%, due 06/16/16	19,997,742
	Total U.S. Government & Agency Securities (Cost $31,997,645)	31,997,645
	Repurchase Agreements (a) — 16.9%
7,108,568	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $7,108,624	7,108,568
	Total Repurchase Agreements (Cost $7,108,568)	7,108,568
	Total Investment Securities (Cost $39,106,213) † — 93.2%	39,106,213
	Other assets less liabilities — 6.8%	2,834,949
	Net Assets — 100.0%	$41,941,162

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Financials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,779,387)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. FinancialsSM Index	$(773,195)	$—	$650,000	$(123,195)
(4,357,968)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. FinancialsSM Index	59,922	—	(59,922)	—
(2,498,565)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. FinancialsSM Index	152,390	—	(152,390)	—
(4,313,684)	11/06/17	Goldman Sachs International	(0.66)%	Dow Jones U.S. FinancialsSM Index	(396,854)	—	396,854	—
(2,670,526)	11/06/17	Morgan Stanley & Co. International PLC	(0.19)%	Dow Jones U.S. FinancialsSM Index	51,537	(51,537)	—	—
(5,214,064)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. FinancialsSM Index	63,556	—	(63,556)	—
(19,024,314)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. FinancialsSM Index	(2,393,188)	—	2,393,188	—
$(41,858,508)					$(3,235,832)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

96 :: SEF SHORT FINANCIALS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 54.3%
	U.S. Treasury Bill
$4,000,000	0.00%, due 07/21/16	$3,998,077
	Total U.S. Government & Agency Security (Cost $3,998,077)	3,998,077
	Repurchase Agreements (a) — 15.1%
1,113,661	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,113,670	1,113,661
	Total Repurchase Agreements (Cost $1,113,661)	1,113,661
	Total Investment Securities (Cost $5,111,738) † — 69.4%	5,111,738
	Other assets less liabilities — 30.6%	2,255,267
	Net Assets — 100.0%	$7,367,005

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(318,176)	11/06/17	Bank of America, N.A.	(0.04)%	Dow Jones U.S. Oil & GasSM Index	$1,480,975	$(1,480,975)	$—	$—
(4,590,982)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Oil & GasSM Index	(279,271)	—	279,271	—
(335,565)	11/06/17	Deutsche Bank AG	(0.31)%	Dow Jones U.S. Oil & GasSM Index	(98,618)	—	98,618	—
(848,721)	11/06/17	Goldman Sachs International	(0.56)%	Dow Jones U.S. Oil & GasSM Index	(69,588)	—	69,588	—
(558,314)	11/06/17	Morgan Stanley & Co. International PLC	(0.34)%	Dow Jones U.S. Oil & GasSM Index	(452,446)	—	403,008	(49,438)
(151,622)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Oil & GasSM Index	5,349	—	—	5,349
(550,472)	11/06/17	UBS AG	(0.24)%	Dow Jones U.S. Oil & GasSM Index	(110,326)	—	110,326	—
$(7,353,852)					$476,075

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT OIL & GAS DDG :: 97

Principal Amount		Value
	U.S. Government & Agency Security — 69.3%
	U.S. Treasury Bill
$20,000,000	0.00%, due 06/23/16	$19,996,370
	Total U.S. Government & Agency Security (Cost $19,996,370)	19,996,370
	Repurchase Agreements (a) — 24.0%
6,916,607	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,916,663	6,916,607
	Total Repurchase Agreements (Cost $6,916,607)	6,916,607
	Total Investment Securities (Cost $26,912,977) † — 93.3%	26,912,977
	Other assets less liabilities — 6.7%	1,937,726
	Net Assets — 100.0%	$28,850,703

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Real Estate had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(11,523,343)	11/07/16	Bank of America, N.A.	(0.39)%	Dow Jones U.S. Real EstateSM Index	$(4,789,336)	$—	$4,789,336	$—
(10,948,166)	11/06/17	Credit Suisse International	(0.44)%	Dow Jones U.S. Real EstateSM Index	(769,203)	—	769,203	—
(1,122,365)	11/06/17	Deutsche Bank AG	0.19%	Dow Jones U.S. Real EstateSM Index	(243,766)	—	243,766	—
(534,987)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. Real EstateSM Index	(43,118)	—	—	(43,118)
(2,504,342)	11/06/17	Societe Generale	(0.24)%	Dow Jones U.S. Real EstateSM Index	(117,471)	—	27,000	(90,471)
(2,187,356)	11/06/17	UBS AG	(0.19)%	Dow Jones U.S. Real EstateSM Index	(168,755)	—	139,000	(29,755)
$(28,820,559)					$(6,131,649)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

98 :: REK SHORT REAL ESTATE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 108.5%
$2,510,583	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,510,603	$2,510,583
	Total Repurchase Agreements (Cost $2,510,583)	2,510,583
	Total Investment Securities (Cost $2,510,583) † — 108.5%	2,510,583
	Liabilities in excess of other assets — (8.5%)	(197,709)
	Net Assets — 100.0%	$2,312,874

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short S&P Regional Banking had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(201,894)	11/07/16	Bank of America, N.A.	0.01%	S&P Regional Banks Select Industry Index	$(103,535)	$—	$—	$(103,535)
(103,871)	11/07/16	Deutsche Bank AG	0.29%	S&P Regional Banks Select Industry Index	(4,806)	—	4,806	—
(101,551)	11/07/16	Morgan Stanley & Co. International PLC	0.21%	S&P Regional Banks Select Industry Index	(7,828)	—	7,828	—
(1,685,015)	11/07/16	Societe Generale	(0.19)%	S&P Regional Banks Select Industry Index	(164,467)	—	59,543	(104,924)
(213,591)	11/07/16	UBS AG	(0.29)%	S&P Regional Banks Select Industry Index	(39,908)	—	20,838	(19,070)
$(2,305,922)					$(320,544)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT S&P REGIONAL BANKING KRS :: 99

Principal Amount		Value
	U.S. Government & Agency Security (a) — 54.8%
	U.S. Treasury Bill
$8,000,000	0.00%, due 07/07/16	$7,997,920
	Total U.S. Government & Agency Security (Cost $7,997,920)	7,997,920
	Repurchase Agreements (a)(b) — 16.0%
2,326,095	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,326,114	2,326,095
	Total Repurchase Agreements (Cost $2,326,095)	2,326,095
	Total Investment Securities (Cost $10,324,015) † — 70.8%	10,324,015
	Other assets less liabilities — 29.2%	4,265,291
	Net Assets — 100.0%	$14,589,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $176,961.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,896,042)	11/07/16	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	$(2,555,547)	$—	$2,555,547	$—
(15,042,694)	11/07/16	Credit Suisse International	(0.54)%	Dow Jones U.S. Basic MaterialsSM Index	(3,083,349)	—	3,083,349	—
(3,956,803)	11/06/17	Deutsche Bank AG	(0.11)%	Dow Jones U.S. Basic MaterialsSM Index	(425,518)	—	425,518	—
(1,376,079)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	(72,708)	—	72,708	—
(1,121,242)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Basic MaterialsSM Index	(61,413)	—	60,000	(1,413)
(3,799,938)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. Basic MaterialsSM Index	443,303	—	(443,303)	—
$(29,192,798)					$(5,755,232)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

100 :: SMN ULTRASHORT BASIC MATERIALS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.6%
	U.S. Treasury Bills
$14,000,000	0.00%, due 06/09/16	$13,999,176
7,000,000	0.00%, due 07/07/16	6,998,180
20,000,000	0.00%, due 09/01/16	19,982,980
20,000,000	0.00%, due 09/08/16	19,982,800
	Total U.S. Government & Agency Securities (Cost $60,966,703)	60,963,136
	Repurchase Agreements (a)(b) — 24.0%
16,366,066	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $16,366,194	16,366,066
	Total Repurchase Agreements (Cost $16,366,066)	16,366,066
	Total Investment Securities (Cost $77,332,769) — 113.6%	77,329,202
	Liabilities in excess of other assets — (13.6%)	(9,246,913)
	Net Assets — 100.0%	$68,082,289

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $11,015,487.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$675
Aggregate gross unrealized depreciation	(4,242)
Net unrealized depreciation	$(3,567)
Federal income tax cost of investments	$77,332,769

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 101

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(25,296,246)	11/06/17	Bank of America, N.A.	0.06%	NASDAQ Biotechnology Index®	$(6,174,288)
(13,297)	11/06/17	Bank of America, N.A.	0.34%	iShares® Nasdaq Biotechnology ETF	2,352
(25,309,543)					(6,171,936)	$6,171,936	$—	$—
(27,741)	11/06/17	Citibank, N.A.	0.59%	NASDAQ Biotechnology Index®	4,322	—	—	4,322
(105,820)	11/06/17	Credit Suisse International	0.26%	NASDAQ Biotechnology Index®	183,447	—	—	183,447
(7,813,785)	11/06/17	Deutsche Bank AG	0.39%	NASDAQ Biotechnology Index®	(918,543)	866,534	—	(52,009)
(116,843)	11/06/17	Morgan Stanley & Co. International PLC	0.26%	NASDAQ Biotechnology Index®	20,651
(52,542)	11/06/17	Morgan Stanley & Co. International PLC	1.06%	iShares® Nasdaq Biotechnology ETF	9,043
(169,385)					29,694	—	—	29,694
(63,994,629)	01/08/18	Societe Generale	0.11%	NASDAQ Biotechnology Index®	(2,632,107)	2,472,260	—	(159,847)
(38,428,843)	11/06/17	UBS AG	0.06%	NASDAQ Biotechnology Index®	3,826,222	—	(3,826,222)	—
$(135,849,746)					$(5,678,901)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

102 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 87.8%
$1,941,342	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,941,357	$1,941,342
	Total Repurchase Agreements (Cost $1,941,342)	1,941,342
	Total Investment Securities (Cost $1,941,342) † — 87.8%	1,941,342
	Other assets less liabilities — 12.2%	269,281
	Net Assets — 100.0%	$2,210,623

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,864,707)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Consumer GoodsSM Index	$(75,393)
(13,610)	11/06/17	Bank of America, N.A.	0.07%	iShares® U.S. Consumer Goods ETF	(670)
(1,878,317)					(76,063)	$—	$76,063	$—
(8,548)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Consumer GoodsSM Index	(297)	—	—	(297)
(56,389)	11/06/17	Deutsche Bank AG	(0.01)%	Dow Jones U.S. Consumer GoodsSM Index	(1,769)	—	1,769	—
(118,221)	11/06/17	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Consumer GoodsSM Index	8,902
(16,078)	11/06/17	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Consumer Goods ETF	(821)
(134,299)					8,081	—	—	8,081
(1,114,493)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Consumer GoodsSM Index	(40,263)	—	22,361	(17,902)
(1,227,583)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. Consumer GoodsSM Index	(95,098)	—	95,098	—
$(4,419,629)					$(205,409)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT CONSUMER GOODS SZK :: 103

Principal Amount		Value
	Repurchase Agreements (a) — 96.4%
$2,421,733	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,421,753	$2,421,733
	Total Repurchase Agreements (Cost $2,421,733)	2,421,733
	Total Investment Securities (Cost $2,421,733) † — 96.4%	2,421,733
	Other assets less liabilities — 3.6%	90,480
	Net Assets — 100.0%	$2,512,213

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,791,020)	11/06/17	Bank of America, N.A.	(0.29)%	Dow Jones U.S. Consumer ServicesSM Index	$(78,575)
(17,326)	11/06/17	Bank of America, N.A.	0.07%	iShares® U.S. Consumer Services ETF	362
(1,808,346)					(78,213)	$—	$60,000	$(18,213)
(124,935)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Consumer ServicesSM Index	2,292	—	—	2,292
(414,583)	11/06/17	Deutsche Bank AG	(0.01)%	Dow Jones U.S. Consumer ServicesSM Index	(8,017)	—	—	(8,017)
(763,037)	11/06/17	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Consumer ServicesSM Index	13,959
(8,475)	11/06/17	Morgan Stanley & Co. International PLC	0.56%	iShares® U.S. Consumer Services ETF	153
(771,512)					14,112	—	—	14,112
(1,763,846)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Consumer ServicesSM Index	61,009	—	(61,009)	—
(133,367)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. Consumer ServicesSM Index	16,767	—	—	16,767
$(5,016,589)					$7,950

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

104 :: SCC ULTRASHORT CONSUMER SERVICES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.6%
	U.S. Treasury Bills
$1,500,000	0.00%, due 06/16/16	$1,499,931
15,500,000	0.00%, due 06/23/16	15,497,349
11,000,000	0.00%, due 07/21/16	10,994,714
20,000,000	0.00%, due 09/01/16	19,982,980
	Total U.S. Government & Agency Securities (Cost $47,979,472)	47,974,974
	Repurchase Agreements (a)(b) — 16.0%
8,858,070	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $8,858,140	8,858,070
	Total Repurchase Agreements (Cost $8,858,070)	8,858,070
	Total Investment Securities (Cost $56,837,542) — 102.6%	56,833,044
	Liabilities in excess of other assets — (2.6%)	(1,462,442)
	Net Assets — 100.0%	$55,370,602

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $17,713,533.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,498)
Net unrealized depreciation	$(4,498)
Federal income tax cost of investments	$56,837,542

Swap Agreements1

UltraShort Financials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(12,211,635)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. FinancialsSM Index	$(2,156,076)	$2,156,076	$—	$—
(22,609,001)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. FinancialsSM Index	310,872	—	(250,000)	60,872
(5,950,612)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. FinancialsSM Index	(97,377)	51,982	4,000	(41,395)
(38,140,930)	01/08/18	Goldman Sachs International	(0.66)%	Dow Jones U.S. FinancialsSM Index	(4,829,195)	—	4,829,195	—
(7,754,887)	11/06/17	Morgan Stanley & Co. International PLC	(0.19)%	Dow Jones U.S. FinancialsSM Index	(300,661)	—	300,661	—
(10,836,278)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. FinancialsSM Index	132,088	—	(132,088)	—
(13,053,689)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. FinancialsSM Index	(1,584,089)	1,584,089	—	—
$(110,557,032)					$(8,524,438)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT FINANCIALS SKF :: 105

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

106 :: SKF ULTRASHORT FINANCIALS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 81.9%
$2,501,172	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,501,192	$2,501,172
	Total Repurchase Agreements (Cost $2,501,172)	2,501,172
	Total Investment Securities (Cost $2,501,172) † — 81.9%	2,501,172
	Other assets less liabilities — 18.1%	552,603
	Net Assets — 100.0%	$3,053,775

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Gold Miners had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(897,036)	01/08/18	Bank of America, N.A.	(0.04)%	VanEck Vectors Gold Miners ETF	$(1,334)	$—	$1,334	$—
(3,016,648)	11/06/17	Deutsche Bank AG	(0.26)%	VanEck Vectors Gold Miners ETF	152,619	—	(152,619)	—
(118,581)	01/08/18	Goldman Sachs International	(0.21)%	VanEck Vectors Gold Miners ETF	(28,149)	—	—	(28,149)
(1,516,358)	01/08/18	Morgan Stanley & Co. International PLC	(0.14)%	VanEck Vectors Gold Miners ETF	(398,173)	—	398,173	—
(85,230)	01/08/18	Societe Generale	0.06%	VanEck Vectors Gold Miners ETF	(20,282)	—	—	(20,282)
(464,607)	01/08/18	UBS AG	(0.29)%	VanEck Vectors Gold Miners ETF	(219,931)	—	133,000	(86,931)
$(6,098,460)					$(515,250)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT GOLD MINERS GDXS :: 107

Principal Amount		Value
	Repurchase Agreements (a) — 93.5%
$402,565	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $402,568	$402,565
	Total Repurchase Agreements (Cost $402,565)	402,565
	Total Investment Securities (Cost $402,565) † — 93.5%	402,565
	Other assets less liabilities — 6.5%	27,957
	Net Assets — 100.0%	$430,522

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Junior Miners had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(133,807)	01/08/18	Bank of America, N.A.	0.06%	VanEck Vectors Junior Gold Miners ETF	$(1,692)	$—	$1,692	$—
(75,602)	01/08/18	Deutsche Bank AG	(0.01)%	VanEck Vectors Junior Gold Miners ETF	(10,411)	—	—	(10,411)
(148,511)	11/06/17	Goldman Sachs International	0.44%	VanEck Vectors Junior Gold Miners ETF	(119,931)	—	70,000	(49,931)
(238,957)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	VanEck Vectors Junior Gold Miners ETF	(30,346)	—	30,346	—
(86,841)	11/07/16	Societe Generale	0.06%	VanEck Vectors Junior Gold Miners ETF	(36,897)	—	—	(36,897)
(177,087)	11/06/17	UBS AG	(0.29)%	VanEck Vectors Junior Gold Miners ETF	(174,353)	—	80,000	(94,353)
$(860,805)					$(373,630)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

108 :: GDJS ULTRASHORT JUNIOR MINERS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 96.2%
$2,736,779	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,736,800	$2,736,779
	Total Repurchase Agreements (Cost $2,736,779)	2,736,779
	Total Investment Securities (Cost $2,736,779) † — 96.2%	2,736,779
	Other assets less liabilities — 3.8%	107,884
	Net Assets — 100.0%	$2,844,663

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,287,349)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Health CareSM Index	$(263,336)
(7,847)	11/06/17	Bank of America, N.A.	0.07%	iShares® U.S. Healthcare ETF	47
(3,295,196)					(263,289)	$—	$263,289	$—
(64,775)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Health CareSM Index	(97)	—	—	(97)
(215,084)	11/06/17	Deutsche Bank AG	(0.31)%	Dow Jones U.S. Health CareSM Index	(119,409)	—	20,000	(99,409)
(1,277,415)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. Health CareSM Index	182,603
(9,893)	11/06/17	Morgan Stanley & Co. International PLC	0.36%	iShares® U.S. Healthcare ETF	43
(1,287,308)					182,646	(182,646)	—	—
(530,349)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Health CareSM Index	5,252	—	(5,252)	—
(288,335)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. Health CareSM Index	(28,055)	—	18,000	(10,055)
$(5,681,047)					$(222,952)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT HEALTH CARE RXD :: 109

Principal Amount		Value
	Repurchase Agreements (a) — 97.7%
$813,244	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $813,252	$813,244
	Total Repurchase Agreements (Cost $813,244)	813,244
	Total Investment Securities (Cost $813,244) † — 97.7%	813,244
	Other assets less liabilities — 2.3%	19,568
	Net Assets — 100.0%	$832,812

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Homebuilders & Supplies had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(114,202)	11/06/17	Bank of America, N.A.	(0.39)%	Dow Jones U.S. Select Home Construction Index	$(59,535)	$—	$—	$(59,535)
(367,642)	11/07/16	Deutsche Bank AG	(0.16)%	Dow Jones U.S. Select Home Construction Index	(198,555)	—	—	(198,555)
(61,127)	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Select Home Construction Index	55,481	—	—	55,481
(1,045,296)	01/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Select Home Construction Index	66,070	—	(66,070)	—
(73,343)	11/07/16	UBS AG	(0.29)%	Dow Jones U.S. Select Home Construction Index	(12,657)	—	12,657	—
$(1,661,610)					$(149,196)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

110 :: HBZ ULTRASHORT HOMEBUILDERS & SUPPLIES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 101.5%
$4,686,976	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,687,013	$4,686,976
	Total Repurchase Agreements (Cost $4,686,976)	4,686,976
	Total Investment Securities (Cost $4,686,976) † — 101.5%	4,686,976
	Liabilities in excess of other assets — (1.5%)	(71,537)
	Net Assets — 100.0%	$4,615,439

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(822,247)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. IndustrialsSM Index	$(427,370)
(6,501)	11/06/17	Bank of America, N.A.	0.07%	iShares® U.S. Industrials ETF	(236)
(828,748)					(427,606)	$—	$290,000	$(137,606)
(34,483)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. IndustrialsSM Index	(1,639)	—	—	(1,639)
(50,846)	11/06/17	Deutsche Bank AG	(0.11)%	Dow Jones U.S. IndustrialsSM Index	76,050	—	—	76,050
(19,215)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. IndustrialsSM Index	(721)
(6,130)	11/06/17	Morgan Stanley & Co. International PLC	(0.19)%	iShares® U.S. Industrials ETF	(213)
(25,345)					(934)	—	934	—
(6,225,026)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. IndustrialsSM Index	(212,936)	—	90,000	(122,936)
(2,062,622)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. IndustrialsSM Index	(67,742)	—	67,742	—
$(9,227,070)					$(634,807)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT INDUSTRIALS SIJ :: 111

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 97.9%
	U.S. Treasury Bills
$22,000,000	0.00%, due 06/23/16	$21,996,007
5,000,000	0.00%, due 07/07/16	4,998,700
10,000,000	0.00%, due 08/11/16	9,994,720
7,000,000	0.00%, due 09/08/16	6,993,980
5,000,000	0.00%, due 09/15/16	4,995,385
5,000,000	0.00%, due 09/22/16	4,994,960
	Total U.S. Government & Agency Securities (Cost $53,975,140)	53,973,752
	Repurchase Agreements (a)(b) — 32.1%
17,714,975	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $17,715,115	17,714,975
	Total Repurchase Agreements (Cost $17,714,975)	17,714,975
	Total Investment Securities (Cost $71,690,115) — 130.0%	71,688,727
	Liabilities in excess of other assets — (30.0%)	(16,553,420)
	Net Assets — 100.0%	$55,135,307

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $18,654,929.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53
Aggregate gross unrealized depreciation	(1,441)
Net unrealized depreciation	$(1,388)
Federal income tax cost of investments	$71,690,115

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,613,474)	11/07/16	Bank of America, N.A.	(0.04)%	Dow Jones U.S. Oil & GasSM Index	$(2,462,129)
(5,512)	11/06/17	Bank of America, N.A.	0.12%	iShares® U.S. Energy ETF	161
(3,618,986)					(2,461,968)	$2,396,968	$65,000	$—
(298,925)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Oil & GasSM Index	(24,547)	—	—	(24,547)
(21,493,143)	11/06/17	Deutsche Bank AG	(0.31)%	Dow Jones U.S. Oil & GasSM Index	(4,920,665)	4,920,665	—	—
(551,880)	11/06/17	Goldman Sachs International	(0.56)%	Dow Jones U.S. Oil & GasSM Index	(45,249)	—	45,249	—
(58,139,219)	11/07/16	Morgan Stanley & Co. International PLC	(0.34)%	Dow Jones U.S. Oil & GasSM Index	(8,512,259)
(13,709)	11/07/16	Morgan Stanley & Co. International PLC	(0.19)%	iShares® U.S. Energy ETF	3,553
(58,152,928)					(8,508,706)	8,508,706	—	—
(10,178,311)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. Oil & GasSM Index	359,078	—	(359,078)	—
(15,806,699)	11/06/17	UBS AG	(0.24)%	Dow Jones U.S. Oil & GasSM Index	(1,390,701)	1,390,701	—	—
$(110,100,872)					$(16,992,758)

See accompanying notes to the financial statements.

112 :: DUG ULTRASHORT OIL & GAS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT OIL & GAS DUG :: 113

Principal Amount		Value
	Repurchase Agreements (a) — 104.2%
$956,088	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $956,096	$956,088
	Total Repurchase Agreements (Cost $956,088)	956,088
	Total Investment Securities (Cost $956,088) † — 104.2%	956,088
	Liabilities in excess of other assets — (4.2%)	(38,182)
	Net Assets — 100.0%	$917,906

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(131,226)	01/08/18	Bank of America, N.A.	1.26%	S&P Oil & Gas Exploration & Production Select Industry Index	$(66,345)	$—	$—	$(66,345)
(171,121)	11/06/17	Deutsche Bank AG	2.19%	S&P Oil & Gas Exploration & Production Select Industry Index	(104,795)	—	—	(104,795)
		Goldman Sachs		SPDR S&P Oil & Gas Exploration &
(69,984)	01/08/18	International	2.09%	Production ETF	(14,403)	—	14,403	—
(162,618)	11/06/17	Morgan Stanley & Co. International PLC	2.16%	S&P Oil & Gas Exploration & Production Select Industry Index	(50,802)	—	—	(50,802)
(1,279,169)	01/08/18	Societe Generale	1.41%	S&P Oil & Gas Exploration & Production Select Industry Index	(77,769)	—	77,769	—
(17,695)	01/08/18	UBS AG	2.56%	S&P Oil & Gas Exploration & Production Select Industry Index	(11,737)	—	11,737	—
$(1,831,813)					$(325,851)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

114 :: SOP ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.2%
	U.S. Treasury Bills
$16,000,000	0.00%, due 06/16/16	$15,998,193
17,000,000	0.00%, due 06/23/16	16,996,915
	Total U.S. Government & Agency Securities (Cost $32,995,108)	32,995,108
	Repurchase Agreements (a)(b) — 38.8%
14,876,479	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $14,876,596	14,876,479
	Total Repurchase Agreements (Cost $14,876,479)	14,876,479
	Total Investment Securities (Cost $47,871,587) † — 125.0%	47,871,587
	Liabilities in excess of other assets — (25.0%)	(9,572,221)
	Net Assets — 100.0%	$38,299,366

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $11,314,755.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(43,067,474)	11/07/16	Bank of America, N.A.	(0.39)%	Dow Jones U.S. Real EstateSM Index	$(7,937,972)
(90,372)	11/06/17	Bank of America, N.A.	(0.03)%	iShares® U.S. Real Estate ETF	(7,053)
(43,157,846)					(7,945,025)	$7,876,025	$69,000	$—
(633,123)	11/06/17	Credit Suisse International	(0.44)%	Dow Jones U.S. Real EstateSM Index	(44,482)	44,482	—	—
(1,893,551)	11/06/17	Deutsche Bank AG	0.19%	Dow Jones U.S. Real EstateSM Index	(216,555)	161,555	55,000	—
(343,932)	11/06/17	Goldman Sachs International	(0.56)%	Dow Jones U.S. Real EstateSM Index	(37,429)	—	37,429	—
(17,238,644)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. Real EstateSM Index	(894,604)
(69,141)	11/06/17	Morgan Stanley & Co. International PLC	0.66%	iShares® U.S. Real Estate ETF	(5,646)
(17,307,785)					(900,250)	891,902	—	(8,348)
(11,595,914)	11/06/17	Societe Generale	(0.24)%	Dow Jones U.S. Real EstateSM Index	(789,632)	716,921	—	(72,711)
(1,571,858)	11/06/17	UBS AG	(0.19)%	Dow Jones U.S. Real EstateSM Index	186,382	—	(186,382)	—
$(76,504,009)					$(9,746,991)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT REAL ESTATE SRS :: 115

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

116 :: SRS ULTRASHORT REAL ESTATE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 98.3%
$2,743,595	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,743,616	$2,743,595
	Total Repurchase Agreements (Cost $2,743,595)	2,743,595
	Total Investment Securities (Cost $2,743,595) † — 98.3%	2,743,595
	Other assets less liabilities — 1.7%	48,150
	Net Assets — 100.0%	$2,791,745

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(908,538)	11/06/17	Bank of America, N.A.	(0.34)%	Dow Jones U.S. SemiconductorsSM Index	$(161,990)	$—	$150,000	$(11,990)
(22,539)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. SemiconductorsSM Index	99	—	—	99
(1,463,344)	11/06/17	Deutsche Bank AG	(0.21)%	Dow Jones U.S. SemiconductorsSM Index	(58,382)	—	47,000	(11,382)
(1,288,048)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. SemiconductorsSM Index	(30,887)	—	26,000	(4,887)
(1,579,332)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. SemiconductorsSM Index	(64,625)	—	20,000	(44,625)
(317,724)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. SemiconductorsSM Index	1,086	—	—	1,086
$(5,579,525)					$(314,699)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT SEMICONDUCTORS SSG :: 117

Principal Amount		Value
	Repurchase Agreements (a) — 83.2%
$3,622,971	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,622,999	$3,622,971
	Total Repurchase Agreements (Cost $3,622,971)	3,622,971
	Total Investment Securities (Cost $3,622,971) † — 83.2%	3,622,971
	Other assets less liabilities — 16.8%	729,510
	Net Assets — 100.0%	$4,352,481

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Technology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(14,044)	11/06/17	Bank of America, N.A.	0.02%	iShares® U.S. Technology ETF	$335
(457)	11/06/17	Bank of America, N.A.	(0.34)%	Dow Jones U.S. TechnologySM Index	93,072
(14,501)					93,407	$(93,407)	$—	$—
				Dow Jones
(29,617)	11/06/17	Credit Suisse International	(0.54)%	U.S. TechnologySM Index	19,075	—	—	19,075
(890,743)	11/06/17	Deutsche Bank AG	(0.11)%	Dow Jones U.S. TechnologySM Index	94,596	—	(2)	94,594
(49,137)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. TechnologySM Index	10,154
(9,924)	11/06/17	Morgan Stanley & Co. International PLC	(0.19)%	iShares® U.S. Technology ETF	249
(59,061)					10,403	—	—	10,403
(6,204,602)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. TechnologySM Index	173,676	—	(173,676)	—
(1,516,400)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. TechnologySM Index	(200,997)	—	170,200	(30,797)
$(8,714,924)					$190,160

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

118 :: REW ULTRASHORT TECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 76.3%
$3,018,188	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,018,210	$3,018,188
	Total Repurchase Agreements (Cost $3,018,188)	3,018,188
	Total Investment Securities (Cost $3,018,188) † — 76.3%	3,018,188
	Other assets less liabilities — 23.7%	938,206
	Net Assets — 100.0%	$3,956,394

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,692,050)	11/06/17	Bank of America, N.A.	(0.24)%	Dow Jones U.S. UtilitiesSM Index	$(50,261)	$—	$50,261	$—
(3,773,932)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. UtilitiesSM Index	(726,824)	—	726,824	—
(131,284)	11/06/17	Deutsche Bank AG	(0.01)%	Dow Jones U.S. UtilitiesSM Index	(77,387)	—	—	(77,387)
(120,673)	11/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Dow Jones U.S. UtilitiesSM Index	(19,672)	—	19,672	—
(354,157)	11/06/17	Societe Generale	(0.19)%	Dow Jones U.S. UtilitiesSM Index	(77,372)	—	77,372	—
(837,237)	11/06/17	UBS AG	(0.34)%	Dow Jones U.S. UtilitiesSM Index	(51,801)	—	51,801	—
$(7,909,333)					$(1,003,317)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT UTILITIES SDP :: 119

Principal Amount		Value
	Repurchase Agreements (a) — 275.7%
$14,746,034	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $14,746,151	$14,746,034
	Total Repurchase Agreements (Cost $14,746,034)	14,746,034
	Total Investment Securities (Cost $14,746,034) † — 275.7%	14,746,034
	Liabilities in excess of other assets — (175.7%)	(9,397,390)
	Net Assets — 100.0%	$5,348,644

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(117,232)	11/06/17	Bank of America, N.A.	0.06%	NASDAQ Biotechnology Index®	$(6,409)	$—	$6,409	$—
(336,355)	11/07/16	Deutsche Bank AG	0.39%	NASDAQ Biotechnology Index®	(328,706)	—	328,706	—
(5,139,555)	11/06/17	Goldman Sachs International	0.04%	NASDAQ Biotechnology Index®	143,758	(143,758)	—	—
(6,903,863)	01/08/18	Societe Generale	0.11%	NASDAQ Biotechnology Index®	49,692	—	(49,692)	—
(3,549,194)	11/06/17	UBS AG	0.06%	NASDAQ Biotechnology Index®	(75,161)	—	75,161	—
$(16,046,199)					$(216,826)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

120 :: ZBIO ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 65.0%
$1,493,954	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,493,965	$1,493,954
	Total Repurchase Agreements (Cost $1,493,954)	1,493,954
	Total Investment Securities (Cost $1,493,954) † — 65.0%	1,493,954
	Other assets less liabilities — 35.0%	805,640
	Net Assets — 100.0%	$2,299,594

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financial Select Sector had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(19,868)	11/06/17	Bank of America, N.A.	(0.24)%	S&P Financial Select Sector Index	$236,331	$(236,331)	$—	$—
(109,438)	11/06/17	Deutsche Bank AG	0.14%	S&P Financial Select Sector Index	(67,771)	—	6,565	(61,206)
(5,550,167)	11/06/17	Morgan Stanley & Co. International PLC	(0.19)%	S&P Financial Select Sector Index	76,390	—	(76,390)	—
(282,694)	11/06/17	Societe Generale	(0.29)%	S&P Financial Select Sector Index	531,079	—	(531,079)	—
(930,392)	01/08/18	UBS AG	(0.34)%	S&P Financial Select Sector Index	(215,255)	—	75,551	(139,704)
$(6,892,559)					$560,774

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO SHORT FINANCIAL SELECT SECTOR FINZ :: 121

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.6%
	U.S. Treasury Bills
$10,000,000	0.00%, due 06/09/16	$9,999,411
35,000,000	0.00%, due 07/14/16	34,986,831
15,000,000	0.00%, due 09/01/16	14,987,235
20,000,000	0.00%, due 09/08/16	19,982,800
	Total U.S. Government & Agency Securities (Cost $79,957,538)	79,956,277
	Repurchase Agreements (a)(b) — 22.3%
22,361,560	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $22,361,736	22,361,560
	Total Repurchase Agreements (Cost $22,361,560)	22,361,560
	Total Investment Securities (Cost $102,319,098) — 101.9%	102,317,837
	Liabilities in excess of other assets — (1.9%)	(1,881,119)
	Net Assets — 100.0%	$100,436,718

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $14,377,783.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$675
Aggregate gross unrealized depreciation	(1,936)
Net unrealized depreciation	$(1,261)
Federal income tax cost of investments	$102,319,098

Swap Agreements1,5

Short MSCI EAFE had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(20,353,524)	11/06/17	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	$(1,460,581)	$1,460,581	$—	$—
(10,348,659)	11/07/16	Deutsche Bank AG	0.09%	iShares® MSCI EAFE ETF	(2,143,512)	1,218,512	925,000	—
(62,658,325)	12/06/17	Goldman Sachs International	(0.41)%	iShares® MSCI EAFE ETF	(6,577,991)	—	6,577,991	—
(522,287)	11/07/16	Societe Generale	0.16%	iShares® MSCI EAFE ETF	(106,548)	—	80,000	(26,548)
(6,311,366)	11/06/17	UBS AG	(0.04)%	iShares® MSCI EAFE ETF	9,642	—	—	9,642
$(100,194,161)					$(10,278,990)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

122 :: EFZ SHORT MSCI EAFE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.6%
	U.S. Treasury Bills
$155,000,000	0.00%, due 06/23/16	$154,972,347
10,000,000	0.00%, due 07/21/16	9,995,194
25,000,000	0.00%, due 08/04/16	24,988,276
30,000,000	0.00%, due 08/18/16	29,981,399
20,000,000	0.00%, due 08/25/16	19,986,520
	Total U.S. Government & Agency Securities (Cost $239,929,590)	239,923,736
	Repurchase Agreements (a)(b) — 32.9%
98,994,642	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $98,995,424	98,994,642
	Total Repurchase Agreements (Cost $98,994,642)	98,994,642
	Total Investment Securities (Cost $338,924,232) — 112.5%	338,918,378
	Liabilities in excess of other assets — (12.5%)	(37,649,163)
	Net Assets — 100.0%	$301,269,215

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $88,496,218.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,854)
Net unrealized depreciation	$(5,854)
Federal income tax cost of investments	$338,924,232

Swap Agreements1,5

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(130,094,016)	11/07/16	Bank of America, N.A.	0.56%	iShares® MSCI Emerging Markets ETF	$(3,967,374)	$3,967,374	$—	$—
(82,718,881)	11/06/17	Credit Suisse International	0.76%	iShares® MSCI Emerging Markets ETF	(14,545,512)	14,545,512	—	—
(13,669,713)	11/06/17	Deutsche Bank AG	1.79%	iShares® MSCI Emerging Markets ETF	(10,742,163)	10,742,163	—	—
(1,072,951)	12/06/17	Goldman Sachs International	1.59%	iShares® MSCI Emerging Markets ETF	(781,985)	781,985	—	—
(3,087,834)	11/06/17	Morgan Stanley & Co. International PLC	1.06%	iShares® MSCI Emerging Markets ETF	2,966,153	(2,966,153)	—	—
(9,115,935)	11/07/16	Societe Generale	1.06%	iShares® MSCI Emerging Markets ETF	(6,397,872)	6,304,307	—	(93,565)
(60,657,831)	11/06/17	UBS AG	0.66%	iShares® MSCI Emerging Markets ETF	4,411,009	—	(4,411,009)	—
$(300,417,161)					$(29,057,744)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT MSCI EMERGING MARKETS EUM :: 123

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

124 :: EUM SHORT MSCI EMERGING MARKETS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 52.8%
	U.S. Treasury Bill
$7,000,000	0.00%, due 06/16/16	$6,999,209
	Total U.S. Government & Agency Security (Cost $6,999,209)	6,999,209
	Repurchase Agreements (a) — 41.6%
5,507,897	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,507,941	5,507,897
	Total Repurchase Agreements (Cost $5,507,897)	5,507,897
	Total Investment Securities (Cost $12,507,106) † — 94.4%	12,507,106
	Other assets less liabilities — 5.6%	741,066
	Net Assets — 100.0%	$13,248,172

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short FTSE China 50 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,429,913)	11/06/17	Bank of America, N.A.	0.56%	iShares® China Large-Cap ETF	$168,896	$—	$—	$168,896
(9,494,686)	11/06/17	Deutsche Bank AG	0.44%	iShares® China Large-Cap ETF	(1,735,408)	—	1,474,000	(261,408)
(267,898)	11/06/17	Goldman Sachs International	1.34%	iShares® China Large-Cap ETF	(50,810)	—	50,810	—
(1,790,388)	11/06/17	Societe Generale	0.56%	iShares® China Large-Cap ETF	256,687	—	(256,687)	—
(235,060)	11/07/16	UBS AG	1.31%	iShares® China Large-Cap ETF	(92,801)	—	92,801	—
$(13,217,945)					$(1,453,436)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT FTSE CHINA 50 YXI :: 125

Principal Amount		Value
	Repurchase Agreements (a) — 68.6%
$5,101,713	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,101,753	$5,101,713
	Total Repurchase Agreements (Cost $5,101,713)	5,101,713
	Total Investment Securities (Cost $5,101,713) † — 68.6%	5,101,713
	Other assets less liabilities — 31.4%	2,337,646
	Net Assets — 100.0%	$7,439,359

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,378,644)	11/06/17	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	$73,651	$—	$—	$73,651
(1,357,136)	11/06/17	Deutsche Bank AG	0.09%	iShares® MSCI EAFE ETF	285,106	—	(285,106)	—
(729,038)	11/06/17	Societe Generale	0.16%	iShares® MSCI EAFE ETF	(25,187)	—	25,187	—
(7,396,041)	11/06/17	UBS AG	(0.04)%	iShares® MSCI EAFE ETF	(655,270)	—	655,270	—
$(14,860,859)					$(321,700)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

126 :: EFU ULTRASHORT MSCI EAFE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.4%
	U.S. Treasury Bills
$31,500,000	0.00%, due 06/16/16	$31,496,457
16,000,000	0.00%, due 06/23/16	15,997,096
5,000,000	0.00%, due 07/07/16	4,998,700
	Total U.S. Government & Agency Securities (Cost $52,492,253)	52,492,253
	Repurchase Agreements (a)(b) — 46.3%
26,639,350	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $26,639,560	26,639,350
	Total Repurchase Agreements (Cost $26,639,350)	26,639,350
	Total Investment Securities (Cost $79,131,603) † — 137.7%	79,131,603
	Liabilities in excess of other assets — (37.7%)	(21,681,679)
	Net Assets — 100.0%	$57,449,924

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $32,749,405.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(15,986,819)	11/06/17	Credit Suisse International	0.76%	iShares® MSCI Emerging Markets ETF	$(2,704,932)	$2,704,932	$—	$—
(13,153,180)	11/06/17	Deutsche Bank AG	1.79%	iShares® MSCI Emerging Markets ETF	(2,082,757)	1,832,757	250,000	—
(1,542,961)	11/07/17	Goldman Sachs International	1.59%	iShares® MSCI Emerging Markets ETF	(1,333,849)	1,266,849	67,000	—
(1,530,795)	11/07/16	Societe Generale	1.06%	iShares® MSCI Emerging Markets ETF	387,971	—	(330,000)	57,971
(82,188,517)	12/06/17	UBS AG	0.66%	iShares® MSCI Emerging Markets ETF	(9,013,446)	8,948,446	65,000	—
$(114,402,272)					$(14,747,013)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 127

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

128 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.1%
	U.S. Treasury Bills
$10,000,000	0.00%, due 06/23/16	$9,998,350
7,000,000	0.00%, due 07/21/16	6,996,636
	Total U.S. Government & Agency Securities (Cost $16,994,986)	16,994,986
	Repurchase Agreements (a)(b) — 32.4%
13,715,656	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $13,715,764	13,715,656
	Total Repurchase Agreements (Cost $13,715,656)	13,715,656
	Total Investment Securities (Cost $30,710,642) † — 72.5%	30,710,642
	Other assets less liabilities — 27.5%	11,626,674
	Net Assets — 100.0%	$42,337,316

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $6,161,812.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort FTSE Europe had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,384,068)	11/06/17	Credit Suisse International	0.31%	Vanguard® FTSE Europe ETF Shares	$(4,534,455)	$4,534,455	$—	$—
(26,122,117)	11/06/17	Deutsche Bank AG	0.29%	Vanguard® FTSE Europe ETF Shares	182,826	—	(50,000)	132,826
(1,107,875)	11/06/17	Goldman Sachs International	0.39%	Vanguard® FTSE Europe ETF Shares	100,687	—	—	100,687
(1,003,918)	11/07/16	Morgan Stanley & Co. International PLC	2.31%	Vanguard® FTSE Europe ETF Shares	(1,107,471)	114,471	993,000	—
(2,215,944)	11/07/16	Societe Generale	0.56%	Vanguard® FTSE Europe ETF Shares	(648,118)	491,906	—	(156,212)
(48,752,169)	11/07/16	UBS AG	0.06%	Vanguard® FTSE Europe ETF Shares	5,297,683	—	(4,999,000)	298,683
$(84,586,091)					$(708,848)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT FTSE EUROPE EPV :: 129

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

130 :: EPV ULTRASHORT FTSE EUROPE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 80.1%
$907,254	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $907,262	$907,254
	Total Repurchase Agreements (Cost $907,254)	907,254
	Total Investment Securities (Cost $907,254) † — 80.1%	907,254
	Other assets less liabilities — 19.9%	225,582
	Net Assets — 100.0%	$1,132,836

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(106,761)	11/06/17	Credit Suisse International	0.31%	iShares® MSCI Pacific ex Japan ETF	$(41,705)	$—	$20,000	$(21,705)
(809,636)	11/06/17	Deutsche Bank AG	0.09%	iShares® MSCI Pacific ex Japan ETF	(192,648)	—	94,635	(98,013)
(753,359)	11/06/17	Morgan Stanley & Co. International PLC	(0.04)%	iShares® MSCI Pacific ex Japan ETF	(16,154)	—	16,154	—
(480,088)	11/06/17	Societe Generale	0.16%	iShares® MSCI Pacific ex Japan ETF	(45,519)	—	20,026	(25,493)
(117,927)	11/07/16	UBS AG	0.31%	iShares® MSCI Pacific ex Japan ETF	(11,453)	—	11,453	—
$(2,267,771)					$(307,479)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT MSCI PACIFIC EX-JAPAN JPX :: 131

Principal Amount		Value
	U.S. Government & Agency Securities — 36.0%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/02/16	$14,999,927
7,000,000	0.00%, due 07/21/16	6,996,636
	Total U.S. Government & Agency Securities (Cost $21,996,563)	21,996,563
	Repurchase Agreements (a) — 42.2%
25,725,898	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $25,726,101	25,725,898
	Total Repurchase Agreements (Cost $25,725,898)	25,725,898
	Total Investment Securities (Cost $47,722,461) † — 78.2%	47,722,461
	Other assets less liabilities — 21.8%	13,308,541
	Net Assets — 100.0%	$61,031,002

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Brazil Capped had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(558,972)	11/06/17	Bank of America, N.A.	1.56%	iShares® MSCI Brazil Capped ETF	$(482,918)	$—	$480,000	$(2,918)
(603,050)	12/06/17	Credit Suisse International	0.86%	iShares® MSCI Brazil Capped ETF	(10,785)	—	10,785	—
(69,812,284)	12/06/17	Deutsche Bank AG	0.04%	iShares® MSCI Brazil Capped ETF	1,981,345	—	(1,000,951)	980,394
(45,203,584)	11/06/17	Morgan Stanley & Co. International PLC	0.01%	iShares® MSCI Brazil Capped ETF	(1,840,330)	—	1,840,330	—
(3,496,137)	11/06/17	Societe Generale	0.56%	iShares® MSCI Brazil Capped ETF	(2,924,687)	—	2,924,687	—
(2,132,615)	12/06/17	UBS AG	0.06%	iShares® MSCI Brazil Capped ETF	(1,506,952)	—	1,506,952	—
$(121,806,642)					$(4,784,327)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

132 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 133

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.2%
	U.S. Treasury Bills
$29,000,000	0.00%, due 06/23/16	$28,996,978
15,000,000	0.00%, due 09/01/16	14,987,235
	Total U.S. Government & Agency Securities (Cost $43,987,586)	43,984,213
	Repurchase Agreements (a)(b) — 23.1%
14,480,576	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $14,480,691	14,480,576
	Total Repurchase Agreements (Cost $14,480,576)	14,480,576
	Total Investment Securities (Cost $58,468,162) — 93.3%	58,464,789
	Other assets less liabilities — 6.7%	4,215,809
	Net Assets — 100.0%	$62,680,598

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $10,274,387.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,373)
Net unrealized depreciation	$(3,373)
Federal income tax cost of investments	$58,468,162

Swap Agreements1,5

UltraShort FTSE China 50 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(12,292,079)	11/07/16	Bank of America, N.A.	0.56%	iShares® China Large-Cap ETF	$5,120,828	$(5,120,828)	$—	$—
(2,435,499)	11/06/17	Credit Suisse International	0.81%	iShares® China Large-Cap ETF	(1,863,933)	1,863,933	—	—
(63,916,600)	11/06/17	Deutsche Bank AG	0.44%	iShares® China Large-Cap ETF	(9,096,141)	4,584,014	4,136,000	(376,127)
(709,695)	12/06/17	Goldman Sachs International	1.34%	iShares® China Large-Cap ETF	(320,166)	—	320,166	—
(3,352,932)	11/07/16	Morgan Stanley & Co. International PLC	0.81%	iShares® China Large-Cap ETF	624,247	(624,247)	—	—
(39,930,895)	11/06/17	Societe Generale	0.56%	iShares® China Large-Cap ETF	5,330,796	—	(5,330,796)	—
(2,166,509)	11/06/17	UBS AG	1.31%	iShares® China Large-Cap ETF	(566,046)	566,046	—	—
$(124,804,209)					$(770,415)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

134 :: FXP ULTRASHORT FTSE CHINA 50 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT FTSE CHINA 50 FXP :: 135

Principal Amount		Value
	U.S. Government & Agency Security — 41.5%
	U.S. Treasury Bill
$7,500,000	0.00%, due 07/21/16	$7,496,396
	Total U.S. Government & Agency Security (Cost $7,496,396)	7,496,396
	Repurchase Agreements (a) — 25.8%
4,663,443	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,663,480	4,663,443
	Total Repurchase Agreements (Cost $4,663,443)	4,663,443
	Total Investment Securities (Cost $12,159,839) † — 67.3%	12,159,839
	Other assets less liabilities — 32.7%	5,895,491
	Net Assets — 100.0%	$18,055,330

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(307,015)	11/06/17	Bank of America, N.A.	0.01%	iShares® MSCI Japan ETF	$13,377	$—	$—	$13,377
(21,833,801)	11/06/17	Credit Suisse International	(0.34)%	iShares® MSCI Japan ETF	(1,480,661)	—	1,480,661	—
(7,418,417)	11/06/17	Deutsche Bank AG	(0.11)%	iShares® MSCI Japan ETF	1,076,017	—	(1,076,017)	—
(195,303)	11/06/17	Morgan Stanley & Co. International PLC	1.56%	iShares® MSCI Japan ETF	7,381	—	—	7,381
(2,602,353)	11/06/17	Societe Generale	0.16%	iShares® MSCI Japan ETF	27,656	—	(20,000)	7,656
(3,634,080)	11/06/17	UBS AG	1.06%	iShares® MSCI Japan ETF	(391,160)	—	391,160	—
$(35,990,969)					$(747,390)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

136 :: EWV ULTRASHORT MSCI JAPAN :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 100.5%
$1,316,922	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,316,933	$1,316,922
	Total Repurchase Agreements (Cost $1,316,922)	1,316,922
	Total Investment Securities (Cost $1,316,922) † — 100.5%	1,316,922
	Liabilities in excess of other assets — (0.5%)	(6,394)
	Net Assets — 100.0%	$1,310,528

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(140,741)	11/06/17	Credit Suisse International	1.06%	iShares® MSCI Mexico Capped ETF	$12,730	$—	$—	$12,730
(780,090)	11/06/17	Deutsche Bank AG	0.89%	iShares® MSCI Mexico Capped ETF	(147,713)	—	34,000	(113,713)
(1,693,491)	12/06/17	Societe Generale	0.56%	iShares® MSCI Mexico Capped ETF	(181,245)	—	181,245	—
$(2,614,322)					$(316,228)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT MSCI MEXICO CAPPED IMI SMK :: 137

Principal Amount		Value
	U.S. Government & Agency Security (a) — 65.9%
	U.S. Treasury Bill
$19,000,000	0.00%, due 06/23/16	$18,998,020
	Total U.S. Government & Agency Security (Cost $18,998,020)	18,998,020
	Repurchase Agreements (a)(b) — 39.8%
11,481,847	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $11,481,939	11,481,847
	Total Repurchase Agreements (Cost $11,481,847)	11,481,847
	Total Investment Securities (Cost $30,479,867) † — 105.7%	30,479,867
	Liabilities in excess of other assets — (5.7%)	(1,643,881)
	Net Assets — 100.0%	$28,835,986

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $2,265,751.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	5	09/21/16	$648,438	$508

Cash collateral in the amount of $6,875 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(17,297,072)	11/07/16	Bank of America, N.A.	0.00%	Barclays U.S. 7-10 Year Treasury Bond Index	$(856,963)	$856,963	$—	$—
(11,048,329)	12/06/16	Citibank, N.A.	0.03%	Barclays U.S. 7-10 Year Treasury Bond Index	(805,578)	749,478	56,100	—
$(28,345,401)					$(1,662,541)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

138 :: TBX SHORT 7-10 YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.6%
	U.S. Treasury Bills
$100,000,000	0.00%, due 06/09/16	$99,993,333
10,000,000	0.00%, due 06/16/16	9,998,858
50,000,000	0.00%, due 06/23/16	49,990,528
93,000,000	0.00%, due 06/30/16	92,978,476
40,000,000	0.00%, due 07/07/16	39,988,400
30,000,000	0.00%, due 07/28/16	29,992,376
8,000,000	0.00%, due 08/04/16	7,996,296
37,500,000	0.00%, due 08/25/16	37,474,200
45,000,000	0.00%, due 09/01/16	44,961,840
18,000,000	0.00%, due 09/15/16	17,983,404
81,000,000	0.00%, due 09/22/16	80,918,028
50,000,000	0.00%, due 10/27/16	49,915,150
	Total U.S. Government & Agency Securities (Cost $562,205,050)	562,190,889
	Repurchase Agreements (a)(b) — 22.9%
145,596,804	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $145,597,953	145,596,804
	Total Repurchase Agreements (Cost $145,596,804)	145,596,804
	Total Investment Securities (Cost $707,801,854) — 111.5%	707,787,693
	Liabilities in excess of other assets — (11.5%)	(72,829,577)
	Net Assets — 100.0%	$634,958,116

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $80,853,379.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,747
Aggregate gross unrealized depreciation	(18,908)
Net unrealized depreciation	$(14,161)
Federal income tax cost of investments	$707,801,854

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	91	09/21/16	$14,861,438	$(16,462)

Cash collateral in the amount of $365,365 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT 20+ YEAR TREASURY TBF :: 139

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(97,545,034)	12/06/16	Citibank, N.A.	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	$(381,939)	$244,939	$137,000	$—
(84,589,138)	05/08/17	Deutsche Bank AG	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	(11,669,219)	11,356,005	—	(313,214)
(79,290,909)	11/07/16	Goldman Sachs International	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(16,436,035)	16,436,035	—	—
(88,351,402)	11/07/16	Morgan Stanley & Co. International PLC	(0.14)%	Barclays U.S. 20+ Year Treasury Bond Index	(12,857,625)	12,857,625	—	—
(275,219,949)	05/08/17	Societe Generale	(0.12)%	Barclays U.S. 20+ Year Treasury Bond Index	(35,796,762)	35,796,762	—	—
$(624,996,432)					$(77,141,580)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

140 :: TBF SHORT 20+ YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.3%
	U.S. Treasury Bills
$10,000,000	0.00%, due 06/02/16	$9,999,924
10,000,000	0.00%, due 06/16/16	9,999,540
10,000,000	0.00%, due 06/23/16	9,999,270
25,000,000	0.00%, due 07/21/16	24,987,986
25,000,000	0.00%, due 08/18/16	24,984,499
15,000,000	0.00%, due 08/25/16	14,989,890
70,000,000	0.00%, due 09/01/16	69,940,430
	Total U.S. Government & Agency Securities (Cost $164,916,415)	164,901,539
	Repurchase Agreements (a)(b) — 19.4%
37,853,561	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $37,853,860	37,853,561
	Total Repurchase Agreements (Cost $37,853,561)	37,853,561
	Total Investment Securities (Cost $202,769,976) — 103.7%	202,755,100
	Liabilities in excess of other assets — (3.7%)	(7,231,712)
	Net Assets — 100.0%	$195,523,388

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $26,906,406.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(14,876)
Net unrealized depreciation	$(14,876)
Federal income tax cost of investments	$202,769,976

Swap Agreements1,5

Short High Yield had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(88,325,747)	02/20/18	Citibank, N.A.	0.91%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(8,959,425)	$2,992,425	$5,967,000	$—
(58,276,152)	12/07/17	Credit Suisse International	1.01%	iShares® iBoxx $ High Yield Corporate Bond ETF	(4,269,375)	4,269,375	—	—
(48,079,038)	12/07/18	Goldman Sachs International	1.24%	iShares® iBoxx $ High Yield Corporate Bond ETF	(6,063,243)	—	6,063,243	—
$(194,680,937)					$(19,292,043)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT HIGH YIELD SJB :: 141

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

142 :: SJB SHORT HIGH YIELD :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 98.4%
$2,618,296	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,618,317	$2,618,296
	Total Repurchase Agreements (Cost $2,618,296)	2,618,296
	Total Investment Securities (Cost $2,618,296) † — 98.4%	2,618,296
	Other assets less liabilities — 1.6%	42,061
	Net Assets — 100.0%	$2,660,357

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,252,190)	02/20/18	Citibank, N.A.	0.81%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(76,027)	$—	$39,001	$(37,026)
(511,581)	12/07/17	Credit Suisse International	1.06%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(32,917)	—	—	(32,917)
(894,611)	11/07/16	Goldman Sachs International	0.59%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(97,983)	—	97,983	—
$(2,658,382)					$(206,927)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: SHORT INVESTMENT GRADE CORPORATE IGS :: 143

Principal Amount		Value
	Repurchase Agreements (a) — 95.6%
$2,558,733	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,558,754	$2,558,733
	Total Repurchase Agreements (Cost $2,558,733)	2,558,733
	Total Investment Securities (Cost $2,558,733) † — 95.6%	2,558,733
	Other assets less liabilities — 4.4%	118,789
	Net Assets — 100.0%	$2,677,522

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,279,531)	11/07/16	Bank of America, N.A.	0.00%	Barclays U.S. 3-7 Year Treasury Bond Index	$(66,240)	$—	$60,001	$(6,239)
(1,551,880)	12/06/16	Citibank, N.A.	(0.04)%	Barclays U.S. 3-7 Year Treasury Bond Index	(93,469)	—	69,808	(23,661)
(1,531,376)	05/06/17	Deutsche Bank AG	(0.04)%	Barclays U.S. 3-7 Year Treasury Bond Index	4,340	—	—	4,340
$(5,362,787)					$(155,369)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

144 :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.2%
	U.S. Treasury Bills
$30,000,000	0.00%, due 06/23/16	$29,994,857
16,000,000	0.00%, due 08/04/16	15,992,592
45,000,000	0.00%, due 09/01/16	44,961,840
45,000,000	0.00%, due 09/22/16	44,954,460
	Total U.S. Government & Agency Securities (Cost $135,912,714)	135,903,749
	Repurchase Agreements (a)(b) — 19.4%
30,307,568	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $30,307,808	30,307,568
	Total Repurchase Agreements (Cost $30,307,568)	30,307,568
	Total Investment Securities (Cost $166,220,282) — 106.6%	166,211,317
	Liabilities in excess of other assets — (6.6%)	(10,361,436)
	Net Assets — 100.0%	$155,849,881

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $12,826,273.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,965)
Net unrealized depreciation	$(8,965)
Federal income tax cost of investments	$166,220,282

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	36	09/21/16	$4,668,750	$3,682

Cash collateral in the amount of $49,500 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(14,745,081)	12/06/16	Citibank, N.A.	0.03%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,768,953)	$2,647,953	$1,121,000	$—
(47,135,870)	05/06/17	Deutsche Bank AG	0.01%	Barclays U.S. 7-10 Year Treasury Bond Index	82,334	—	(82,334)	—
(31,463,520)	05/08/17	Goldman Sachs International	0.21%	Barclays U.S. 7-10 Year Treasury Bond Index	(6,150,930)	256,930	5,894,000	—
(11,044,254)	11/07/16	Morgan Stanley & Co. International PLC	0.21%	Barclays U.S. 7-10 Year Treasury Bond Index	(4,185,147)	4,185,147	—	—
(203,560,475)	11/06/17	Societe Generale	(0.12)%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,480,864)	3,480,864	—	—
$(307,949,200)					$(17,503,560)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT 7-10 YEAR TREASURY PST :: 145

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

146 :: PST ULTRASHORT 7-10 YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 99.3%
		U.S. Treasury Bills
$100,000,000	0.00%, due 06/02/16	$99,999,372
126,000,000	0.00%, due 06/09/16	125,992,413
215,000,000	0.00%, due 06/16/16	214,975,813
100,000,000	0.00%, due 06/23/16	99,982,278
215,000,000	0.00%, due 06/30/16	214,949,713
160,000,000	0.00%, due 07/07/16	159,961,600
195,000,000	0.00%, due 07/14/16	194,929,677
220,000,000	0.00%, due 07/21/16	219,917,986
77,500,000	0.00%, due 07/28/16	77,479,140
160,000,000	0.00%, due 08/04/16	159,925,920
224,000,000	0.00%, due 08/11/16	223,881,280
120,000,000	0.00%, due 08/25/16	119,917,440
90,000,000	0.00%, due 09/01/16	89,923,680
100,000,000	0.00%, due 09/22/16	99,898,800
	Total U.S. Government & Agency Securities (Cost $2,101,795,124)	2,101,735,112
	Repurchase Agreements (a)(b) — 24.4%
516,572,795	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $516,576,874	516,572,795
	Total Repurchase Agreements (Cost $516,572,795)	516,572,795
	Total Investment Securities (Cost $2,618,367,919) — 123.7%	2,618,307,907
	Liabilities in excess of other assets — (23.7%)	(501,371,181)
	Net Assets — 100.0%	$2,116,936,726

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $512,103,997.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(60,012)
Net unrealized depreciation	$(60,012)
Federal income tax cost of investments	$2,618,367,919

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	271	09/21/16	$44,257,688	$(59,472)

Cash collateral in the amount of $1,088,065 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT 20+ YEAR TREASURY TBT :: 147

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(315,274,039)	01/06/17	Bank of America, N.A.	(0.12)%	Barclays U.S. 20+ Year Treasury Bond Index	$(26,950,063)	$16,780,062	$10,170,001	$—
(278,942,230)	12/06/16	Citibank, N.A.	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(6,457,430)	6,457,430	—	—
(928,549,692)	05/08/17	Deutsche Bank AG	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	(88,718,920)	71,769,664	12,393,000	(4,556,256)
(942,310,519)	05/08/17	Goldman Sachs International	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(151,623,928)	151,623,928	—	—
(493,543,485)	11/07/16	Morgan Stanley & Co. International PLC	(0.14)%	Barclays U.S. 20+ Year Treasury Bond Index	(74,778,894)	74,778,894	—	—
(1,247,854,807)	05/08/17	Societe Generale	(0.12)%	Barclays U.S. 20+ Year Treasury Bond Index	(163,704,296)	163,704,296	—	—
$(4,206,474,772)					$(512,233,531)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

148 :: TBT ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 81.7%
$1,053,459	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,053,468	$1,053,459
	Total Repurchase Agreements (Cost $1,053,459)	1,053,459
	Total Investment Securities (Cost $1,053,459) † — 81.7%	1,053,459
	Other assets less liabilities — 18.3%	236,243
	Net Assets — 100.0%	$1,289,702

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(353,807)	12/06/16	Citibank, N.A.	(0.34)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$42,124	$—	$—	$42,124
(2,229,073)	05/08/17	Goldman Sachs International	(0.39)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(85,857)	—	85,857	—
$(2,582,880)					$(43,733)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRASHORT TIPS TPS :: 149

Principal Amount		Value
	Repurchase Agreements (a) — 97.5%
$72,965,720	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $72,966,297	$72,965,720
	Total Repurchase Agreements (Cost $72,965,720)	72,965,720
	Total Investment Securities (Cost $72,965,720) † — 97.5%	72,965,720
	Other assets less liabilities — 2.5%	1,908,217
	Net Assets — 100.0%	$74,873,937

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	6	09/21/16	$979,875	$(877)

Cash collateral in the amount of $24,090 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(24,559,509)	01/06/17	Bank of America, N.A.	(0.12)%	Barclays U.S. 20+ Year Treasury Bond Index	$(2,159,442)	$—	$2,159,442	$—
(28,576,518)	11/06/17	Citibank, N.A.	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(713,521)	—	713,521	—
(29,121,312)	11/07/16	Goldman Sachs International	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(9,673,335)	—	9,673,335	—
(126,964,605)	05/06/17	Morgan Stanley & Co. International PLC	(0.14)%	Barclays U.S. 20+ Year Treasury Bond Index	(90,725)	—	90,725	—
(14,644,275)	05/06/17	Societe Generale	(0.12)%	Barclays U.S. 20+ Year Treasury Bond Index	(18,002)	—	18,002	—
$(223,866,219)					$(12,655,025)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

150 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.6%
37,081	3M Co. (Industrials)	0.4%	$6,241,474
98,728	AbbVie, Inc. (Health Care)	0.4%	6,212,953
24,191	Allergan PLC* (Health Care)	0.4%	5,703,028
17,928	Alphabet, Inc., Class A* (Information Technology)	0.9%	13,425,383
18,207	Alphabet, Inc., Class C* (Information Technology)	0.9%	13,395,254
119,981	Altria Group, Inc. (Consumer Staples)	0.5%	7,635,591
23,657	Amazon.com, Inc.* (Consumer Discretionary)	1.1%	17,099,043
46,088	Amgen, Inc. (Health Care)	0.5%	7,279,600
339,763	Apple, Inc. (Information Technology)	2.3%	33,928,732
376,933	AT&T, Inc. (Telecommunication Services)	1.0%	14,756,927
632,725	Bank of America Corp. (Financials)	0.6%	9,358,003
114,807	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	16,134,976
102,302	Bristol-Myers Squibb Co. (Health Care)	0.5%	7,335,053
47,904	Celgene Corp.* (Health Care)	0.3%	5,054,830
115,393	Chevron Corp. (Energy)	0.8%	11,654,693
308,352	Cisco Systems, Inc. (Information Technology)	0.6%	8,957,626
180,648	Citigroup, Inc. (Financials)	0.6%	8,412,777
238,773	Coca-Cola Co. (The) (Consumer Staples)	0.7%	10,649,276
149,089	Comcast Corp., Class A (Consumer Discretionary)	0.6%	9,437,334
67,310	CVS Health Corp. (Consumer Staples)	0.4%	6,492,049
254,465	Exxon Mobil Corp. (Energy)	1.5%	22,652,474
140,632	Facebook, Inc., Class A* (Information Technology)	1.1%	16,708,488
571,752	General Electric Co. (Industrials)	1.2%	17,284,063
83,761	Gilead Sciences, Inc. (Health Care)	0.5%	7,292,233
77,698	Home Depot, Inc. (The) (Consumer Discretionary)	0.7%	10,265,460
47,145	Honeywell International, Inc. (Industrials)	0.4%	5,366,515
289,474	Intel Corp. (Information Technology)	0.6%	9,144,484
54,170	International Business Machines Corp. (Information Technology)	0.6%	8,328,096
169,091	Johnson & Johnson (Health Care)	1.3%	19,054,864
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
224,907	JPMorgan Chase & Co. (Financials)	1.0%	$14,679,680
60,090	MasterCard, Inc., Class A (Information Technology)	0.4%	5,762,631
55,250	McDonald's Corp. (Consumer Discretionary)	0.4%	6,743,815
86,171	Medtronic PLC (Health Care)	0.5%	6,935,042
170,064	Merck & Co., Inc. (Health Care)	0.6%	9,567,801
484,667	Microsoft Corp. (Information Technology)	1.7%	25,687,351
193,083	Oracle Corp. (Information Technology)	0.5%	7,761,937
88,566	PepsiCo, Inc. (Consumer Staples)	0.6%	8,960,222
370,610	Pfizer, Inc. (Health Care)	0.9%	12,860,167
94,945	Philip Morris International, Inc. (Consumer Staples)	0.6%	9,369,173
162,543	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	13,172,485
91,597	QUALCOMM, Inc. (Information Technology)	0.3%	5,030,507
85,197	Schlumberger Ltd. (Energy)	0.4%	6,500,531
90,580	Starbucks Corp. (Consumer Discretionary)	0.3%	4,971,936
58,256	UnitedHealth Group, Inc. (Health Care)	0.5%	7,787,080
249,638	Verizon Communications, Inc. (Telecommunication Services)	0.8%	12,706,574
117,603	Visa, Inc., Class A (Information Technology)	0.6%	9,283,581
96,139	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	6,804,718
91,976	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	9,125,859
283,091	Wells Fargo & Co. (Financials)	1.0%	14,358,376
10,484,549	Other Common Stocks	39.1%	585,649,381
	Total Common Stocks (Cost $1,176,315,756)		1,118,980,126
Principal Amount
	U.S. Government & Agency Securities (a) — 12.7%
	U.S. Treasury Bills
$75,000,000	0.00%, due 06/09/16		74,995,584
50,000,000	0.00%, due 06/23/16		49,991,750
50,000,000	0.00%, due 07/14/16		49,982,083
15,000,000	0.00%, due 07/28/16		14,996,188
	Total U.S. Government & Agency Securities (Cost $189,965,605)		189,965,605

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA S&P500® SSO :: 151

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.4%
$36,616,788	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $36,617,077	$36,616,788
	Total Repurchase Agreements (Cost $36,616,788)	36,616,788
	Total Investment Securities (Cost $1,402,898,149) — 89.7%	1,345,562,519
	Other assets less liabilities — 10.3%	153,907,936
	Net Assets — 100.0%	$1,499,470,455

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $137,239,996.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,305,811
Aggregate gross unrealized depreciation	(122,554,919)
Net unrealized depreciation	$(65,249,108)
Federal income tax cost of investments	$1,410,811,627

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,255	06/17/16	$131,351,438	$2,979,773

Cash collateral in the amount of $5,798,100 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

152 :: SSO ULTRA S&P500® :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$108,383,256	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	$2,754,899	$(2,754,899)	$—	$—
94,269,097	01/08/18	Citibank, N.A.	0.56%	S&P 500®	1,450,456	(1,450,456)	—	—
39,700,851	11/06/17	Credit Suisse International	0.89%	S&P 500®	(262,861)	157,475	105,386	—
236,666,440	11/06/17	Deutsche Bank AG	0.49%	SPDR® S&P 500® ETF Trust	10,937,498
304,472,528	11/06/17	Deutsche Bank AG	0.61%	S&P 500®	30,602,751
541,138,968					41,540,249	—	(41,540,249)	—
133,730,289	11/06/17	Goldman Sachs International	0.56%	S&P 500®	8,753,493
205,421,914	11/07/16	Goldman Sachs International	0.47%	SPDR® S&P 500® ETF Trust	13,901,498
339,152,203					22,654,991	(22,654,991)	—	—
328,331,502	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500®	38,400,922	(38,400,922)	—	—
165,394,587	01/08/18	Societe Generale	0.49%	S&P 500®	9,002,185	—	(9,002,185)	—
132,274,615	11/06/17	UBS AG	0.54%	S&P 500®	1,842,482	—	(1,842,482)	—
$1,748,645,079					$117,383,323

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	9.4%
Consumer Staples	7.5%
Energy	5.3%
Financials	12.1%
Health Care	11.0%
Industrials	7.5%
Information Technology	15.2%
Materials	2.1%
Telecommunication Services	2.0%
Utilities	2.5%
Other[1]	25.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA S&P500® SSO :: 153

Shares		Value
	Common Stocks (a) — 79.6%
	Consumer Discretionary — 16.8%
62,980	Amazon.com, Inc.*	$45,521,314
21,880	Bed Bath & Beyond, Inc.*	979,130
13,597	Charter Communications, Inc., Class A*	2,977,002
325,434	Comcast Corp., Class A	20,599,972
46,029	Ctrip.com International Ltd. (ADR)*	2,106,287
20,080	Discovery Communications, Inc., Class A*	559,228
33,867	Discovery Communications, Inc., Class C*	906,620
30,199	DISH Network Corp., Class A*	1,506,931
31,407	Dollar Tree, Inc.*	2,843,590
18,427	Expedia, Inc.	2,049,819
116,680	JD.com, Inc. (ADR)*	2,871,495
1,369	Liberty Braves Group, Class A*	21,302
2,985	Liberty Braves Group, Class C*	44,775
77,720	Liberty Global PLC*	2,808,024
33,815	Liberty Global PLC, Class A*	1,262,990
61,289	Liberty Interactive Corp. QVC Group, Class A*	1,653,577
3,416	Liberty Media Group, Class A*	66,544
7,442	Liberty Media Group, Class C*	141,026
18,059	Liberty Ventures*	673,781
33,907	Marriott International, Inc., Class A	2,239,218
45,483	Mattel, Inc.	1,449,998
57,260	Netflix, Inc.*	5,873,158
30,403	Norwegian Cruise Line Holdings Ltd.*	1,411,003
12,997	O'Reilly Automotive, Inc.*	3,436,797
6,637	Priceline Group, Inc. (The)*	8,391,358
54,172	Ross Stores, Inc.	2,892,785
681,645	Sirius XM Holdings, Inc.*	2,740,213
197,712	Starbucks Corp.	10,852,412
17,665	Tesla Motors, Inc.*	3,943,358
17,889	Tractor Supply Co.	1,719,133
17,719	TripAdvisor, Inc.*	1,200,285
149,734	Twenty-First Century Fox, Inc., Class A	4,324,318
106,814	Twenty-First Century Fox, Inc., Class B	3,123,241
8,520	Ulta Salon Cosmetics & Fragrance, Inc.*	1,985,245
46,341	Viacom, Inc., Class B	2,056,150
		147,232,079
	Consumer Staples — 5.5%
58,823	Costco Wholesale Corp.	8,751,098
162,313	Kraft Heinz Co. (The)	13,502,818
Shares		Value
	Common Stocks (a) (continued)
209,853	Mondelez International, Inc., Class A	$9,336,360
27,143	Monster Beverage Corp.*	4,071,450
144,292	Walgreens Boots Alliance, Inc.	11,168,201
43,420	Whole Foods Market, Inc.	1,404,637
		48,234,564
	Health Care — 10.2%
30,135	Alexion Pharmaceuticals, Inc.*	4,547,372
100,601	Amgen, Inc.	15,889,928
29,251	Biogen, Inc.*	8,474,892
21,616	BioMarin Pharmaceutical, Inc.*	1,937,875
104,554	Celgene Corp.*	11,032,538
45,484	Cerner Corp.*	2,529,365
29,720	Endo International PLC*	469,873
89,358	Express Scripts Holding Co.*	6,750,997
182,828	Gilead Sciences, Inc.	15,917,005
10,961	Henry Schein, Inc.*	1,904,255
19,581	Illumina, Inc.*	2,835,916
25,041	Incyte Corp.*	2,113,711
4,999	Intuitive Surgical, Inc.*	3,172,915
65,636	Mylan N.V.*	2,844,664
13,757	Regeneron Pharmaceuticals, Inc.*	5,488,080
32,959	Vertex Pharmaceuticals, Inc.*	3,070,131
		88,979,517
	Industrials — 1.5%
80,661	American Airlines Group, Inc.	2,573,892
128,830	CSX Corp.	3,404,977
38,592	Fastenal Co.	1,776,390
47,001	PACCAR, Inc.	2,620,306
11,366	Stericycle, Inc.*	1,113,754
22,476	Verisk Analytics, Inc.*	1,784,370
		13,273,689
	Information Technology — 44.7%
98,312	Activision Blizzard, Inc.	3,859,729
66,658	Adobe Systems, Inc.*	6,630,471
23,642	Akamai Technologies, Inc.*	1,290,380
39,138	Alphabet, Inc., Class A*	29,308,491
46,222	Alphabet, Inc., Class C*	34,006,450
41,465	Analog Devices, Inc.	2,425,703
741,649	Apple, Inc.	74,061,069
151,248	Applied Materials, Inc.	3,693,476
30,140	Autodesk, Inc.*	1,756,258
61,191	Automatic Data Processing, Inc.	5,375,018
36,253	Baidu, Inc. (ADR)*	6,472,611
52,226	Broadcom Ltd.	8,061,605
55,747	CA, Inc.	1,801,743

See accompanying notes to the financial statements.

154 :: QLD ULTRA QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
24,190	Check Point Software Technologies Ltd.*	$2,055,424
673,101	Cisco Systems, Inc.	19,553,584
20,598	Citrix Systems, Inc.*	1,749,182
81,473	Cognizant Technology Solutions Corp., Class A*	5,005,701
157,665	eBay, Inc.*	3,856,486
41,375	Electronic Arts, Inc.*	3,175,531
306,974	Facebook, Inc., Class A*	36,471,580
29,821	Fiserv, Inc.*	3,141,046
631,887	Intel Corp.	19,961,310
34,350	Intuit, Inc.	3,663,771
21,249	Lam Research Corp.	1,759,630
32,017	Linear Technology Corp.	1,515,044
38,310	Maxim Integrated Products, Inc.	1,454,248
138,773	Micron Technology, Inc.*	1,765,193
1,057,955	Microsoft Corp.	56,071,615
39,107	NetApp, Inc.	998,402
10,092	NetEase, Inc. (ADR)	1,794,761
71,963	NVIDIA Corp.	3,362,111
46,283	NXP Semiconductors N.V.*	4,373,281
48,280	Paychex, Inc.	2,617,742
163,548	PayPal Holdings, Inc.*	6,180,479
199,958	QUALCOMM, Inc.	10,981,693
39,651	Seagate Technology PLC	894,527
25,639	Skyworks Solutions, Inc.	1,711,660
87,240	Symantec Corp.	1,514,486
134,464	Texas Instruments, Inc.	8,148,518
31,138	Western Digital Corp.	1,449,163
34,180	Xilinx, Inc.	1,619,790
126,648	Yahoo!, Inc.*	4,805,025
		390,393,987
	Telecommunication Services — 0.9%
16,755	SBA Communications Corp., Class A*	1,665,447
109,475	T-Mobile US, Inc.*	4,681,151
51,911	Vodafone Group PLC (ADR)	1,764,455
		8,111,053
	Total Common Stocks (Cost $697,986,085)	696,224,889
Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.0%
	U.S. Treasury Bills
$15,000,000	0.00%, due 07/14/16	$14,994,625
17,500,000	0.00%, due 08/11/16	17,490,760
35,000,000	0.00%, due 08/25/16	34,976,410
22,000,000	0.00%, due 09/15/16	21,979,694
24,000,000	0.00%, due 09/22/16	23,975,808
	Total U.S. Government & Agency Securities (Cost $113,420,228)	113,417,297
	Repurchase Agreements (a)(b) — 4.2%
36,755,034	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $36,755,324	36,755,034
	Total Repurchase Agreements (Cost $36,755,034)	36,755,034
	Total Investment Securities (Cost $848,161,347) — 96.8%	846,397,220
	Other assets less liabilities — 3.2%	27,732,701
	Net Assets — 100.0%	$874,129,921

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $99,355,737.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,164,534
Aggregate gross unrealized depreciation	(64,446,813)
Net unrealized depreciation	$(3,282,279)
Federal income tax cost of investments	$849,679,499

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,000	06/17/16	$90,425,000	$2,741,843

Cash collateral in the amount of $3,960,000 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA QQQ® QLD :: 155

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$129,827,636	11/06/17	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$3,197,637	$(2,995,475)	$—	$202,162
69,174,325	11/06/17	Citibank, N.A.	0.66%	NASDAQ-100 Index®	585,646	(433,051)	—	152,595
45,641,948	11/07/16	Credit Suisse International	0.89%	NASDAQ-100 Index®	(2,526,822)	2,421,410	105,412	—
39,479,019	11/06/17	Deutsche Bank AG	0.56%	PowerShares QQQ TrustSM, Series 1	(108,971)
174,972,827	11/06/17	Deutsche Bank AG	0.76%	NASDAQ-100 Index®	1,017,334
214,451,846					908,363	—	(400,050)	508,313
70,534,746	11/06/17	Goldman Sachs International	0.61%	NASDAQ-100 Index®	6,125,975
70,790,635	11/06/17	Goldman Sachs International	0.41%	PowerShares QQQ TrustSM, Series 1	8,904,371
141,325,381					15,030,346	(14,938,598)	—	91,748
36,173,487	11/06/17	Morgan Stanley & Co. International PLC	0.84%	NASDAQ-100 Index®	(2,268,640)
97,516,666	11/06/17	Morgan Stanley & Co. International PLC	0.84%	PowerShares QQQ TrustSM, Series 1	3,140,594
133,690,153					871,954	(622,060)	—	249,894
142,330,216	11/07/16	Societe Generale	0.69%	NASDAQ-100 Index®	3,166,116	—	(3,166,116)	—
85,311,366	11/07/16	UBS AG	0.74%	NASDAQ-100 Index®	(1,710,921)	1,512,292	198,629	—
$961,752,871					$19,522,319

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

156 :: QLD ULTRA QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 83.0%
	Consumer Discretionary — 13.1%
78,425	Home Depot, Inc. (The)	$10,361,511
78,425	McDonald's Corp.	9,572,556
78,425	NIKE, Inc., Class B	4,330,629
78,425	Walt Disney Co. (The)	7,781,328
		32,046,024
	Consumer Staples — 6.3%
78,425	Coca-Cola Co. (The)	3,497,755
78,425	Procter & Gamble Co. (The)	6,355,562
78,425	Wal-Mart Stores, Inc.	5,550,922
		15,404,239
	Energy — 6.1%
78,425	Chevron Corp.	7,920,925
78,425	Exxon Mobil Corp.	6,981,393
		14,902,318
	Financials — 12.9%
78,425	American Express Co.	5,157,228
78,425	Goldman Sachs Group, Inc. (The)	12,507,219
78,425	JPMorgan Chase & Co.	5,118,800
78,425	Travelers Cos., Inc. (The)	8,951,429
		31,734,676
	Health Care — 10.8%
78,425	Johnson & Johnson	8,837,713
78,425	Merck & Co., Inc.	4,412,190
78,425	Pfizer, Inc.	2,721,348
78,425	UnitedHealth Group, Inc.	10,483,070
		26,454,321
	Industrials — 15.9%
78,425	3M Co.	13,200,496
78,425	Boeing Co. (The)	9,893,314
78,425	Caterpillar, Inc.	5,686,597
78,425	General Electric Co.	2,370,788
78,425	United Technologies Corp.	7,887,986
		39,039,181
	Information Technology — 14.2%
78,425	Apple, Inc.	7,831,520
78,425	Cisco Systems, Inc.	2,278,246
78,425	Intel Corp.	2,477,446
78,425	International Business Machines Corp.	12,057,059
78,425	Microsoft Corp.	4,156,525
78,425	Visa, Inc., Class A	6,190,870
		34,991,666
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.1%
78,425	E.I. du Pont de Nemours & Co.	$5,129,779
	Telecommunication Services — 1.6%
78,425	Verizon Communications, Inc.	3,991,833
	Total Common Stocks (Cost $207,375,116)	203,694,037
Principal Amount
	U.S. Government & Agency Securities (a) — 10.5%
	U.S. Treasury Bills
$14,800,000	0.00%, due 06/23/16	14,797,314
11,000,000	0.00%, due 07/28/16	10,996,377
	Total U.S. Government & Agency Securities (Cost $25,793,691)	25,793,691
	Repurchase Agreements (a)(b) — 3.6%
8,930,021	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $8,930,091	8,930,021
	Total Repurchase Agreements (Cost $8,930,021)	8,930,021
	Total Investment Securities (Cost $242,098,828) — 97.1%	238,417,749
	Other assets less liabilities — 2.9%	7,213,399
	Net Assets — 100.0%	$245,631,148

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $26,057,615.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,403,746
Aggregate gross unrealized depreciation	(15,902,572)
Net unrealized depreciation	$(4,498,826)
Federal income tax cost of investments	$242,916,575

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA DOW30SM DDM :: 157

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	300	06/17/16	$26,647,500	$696,385

Cash collateral in the amount of $1,072,500 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$15,225,678	11/07/16	Bank of America, N.A.	0.69%	Dow Jones Industrial AverageSM	$405,891	$(295,285)	$—	$110,606
49,129,056	11/06/17	Citibank, N.A.	0.61%	Dow Jones Industrial AverageSM	155,223	(155,223)	—	—
21,021,636	11/06/17	Credit Suisse International	0.89%	Dow Jones Industrial AverageSM	41,656	—	(219)	41,437
45,484,933	11/06/17	Deutsche Bank AG	0.46%	SPDR® Dow Jones Industrial AverageSM ETF Trust	5,581,988
59,125,515	11/06/17	Deutsche Bank AG	0.51%	Dow Jones Industrial AverageSM	(3,014,172)
104,610,448					2,567,816	—	(2,567,816)	—
21,226,767	11/06/17	Goldman Sachs International	0.56%	Dow Jones Industrial AverageSM	1,079,034	(1,079,034)	—	—
20,681,730	11/06/17	Societe Generale	0.65%	Dow Jones Industrial AverageSM	38,159	—	(38,159)	—
28,908,886	11/07/16	UBS AG	0.79%	Dow Jones Industrial AverageSM	336,127	—	(336,127)	—
$260,804,201					$4,623,906

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

158 :: DDM ULTRA DOW30SM :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.5%
6,052	A. O. Smith Corp. (Industrials)	0.3%	$498,080
9,098	Albemarle Corp. (Materials)	0.5%	714,193
5,947	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.4%	576,264
1,252	Alleghany Corp.* (Financials)	0.5%	682,127
18,392	Alliant Energy Corp. (Utilities)	0.5%	681,424
10,561	American Campus Communities, Inc. (REIT) (Financials)	0.3%	496,578
7,149	ANSYS, Inc.* (Information Technology)	0.4%	636,976
5,124	Ashland, Inc. (Materials)	0.4%	580,857
8,271	Atmos Energy Corp. (Utilities)	0.4%	602,956
9,631	Broadridge Financial Solutions, Inc. (Information Technology)	0.4%	618,214
24,749	Cadence Design Systems, Inc.* (Information Technology)	0.4%	611,795
7,045	Camden Property Trust (REIT) (Financials)	0.4%	600,304
5,203	Carlisle Cos., Inc. (Industrials)	0.4%	540,175
12,585	CDK Global, Inc. (Information Technology)	0.5%	695,951
11,190	Computer Sciences Corp. (Information Technology)	0.4%	550,548
3,922	Cooper Cos., Inc. (The) (Health Care)	0.4%	638,541
28,035	Duke Realty Corp. (REIT) (Financials)	0.5%	663,588
3,460	Everest Re Group Ltd. (Financials)	0.4%	619,721
3,338	FactSet Research Systems, Inc. (Financials)	0.4%	530,976
12,773	Fortune Brands Home & Security, Inc. (Industrials)	0.5%	749,392
6,673	Gartner, Inc.* (Information Technology)	0.5%	678,110
3,794	Huntington Ingalls Industries, Inc. (Industrials)	0.4%	582,038
6,154	IDEX Corp. (Industrials)	0.4%	512,874
7,265	IDEXX Laboratories, Inc.* (Health Care)	0.4%	636,196
5,826	Ingredion, Inc. (Consumer Staples)	0.5%	684,031
6,392	Jack Henry & Associates, Inc. (Information Technology)	0.4%	539,677
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
7,602	MEDNAX, Inc.* (Health Care)	0.4%	$520,357
2,187	Mettler-Toledo International, Inc.* (Health Care)	0.6%	820,824
6,114	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.4%	629,681
7,206	MSCI, Inc. (Financials)	0.4%	574,967
11,431	National Retail Properties, Inc. (REIT) (Financials)	0.4%	518,167
39,418	New York Community Bancorp, Inc. (Financials)	0.4%	620,439
296	NVR, Inc.* (Consumer Discretionary)	0.4%	512,968
7,639	Packaging Corp. of America (Materials)	0.4%	521,209
10,377	Raymond James Financial, Inc. (Financials)	0.4%	581,838
7,911	Regency Centers Corp. (REIT) (Financials)	0.4%	605,983
5,285	Reinsurance Group of America, Inc. (Financials)	0.4%	523,955
11,350	ResMed, Inc. (Health Care)	0.5%	670,331
10,766	RPM International, Inc. (Materials)	0.4%	540,346
11,141	SEI Investments Co. (Financials)	0.4%	573,093
4,318	Signature Bank/NY* (Financials)	0.4%	582,930
12,281	Synopsys, Inc.* (Information Technology)	0.4%	634,559
3,373	Teleflex, Inc. (Health Care)	0.4%	543,390
20,335	Trimble Navigation Ltd.* (Information Technology)	0.4%	520,169
13,933	UGI Corp. (Utilities)	0.4%	598,004
5,891	Valspar Corp. (The) (Materials)	0.4%	638,113
7,451	Wabtec Corp. (Industrials)	0.4%	576,558
11,478	Westar Energy, Inc. (Utilities)	0.5%	646,556
14,292	WhiteWave Foods Co. (The)* (Consumer Staples)	0.4%	638,138
2,822,163	Other Common Stocks	62.9%	90,382,343
	Total Common Stocks (Cost $126,722,204)		119,896,504
Principal Amount
	U.S. Government & Agency Security (a) — 7.0%
	U.S. Treasury Bill
$10,000,000	0.00%, due 06/02/16		9,999,924
	Total U.S. Government & Agency Security (Cost $ 9,999,924)		9,999,924

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MIDCAP400 MVV :: 159

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.8%
$2,595,918	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,595,939	$2,595,918
	Total Repurchase Agreements (Cost $2,595,918)	2,595,918
	Total Investment Securities (Cost $139,318,046) — 92.3%	132,492,346
	Other assets less liabilities — 7.7%	11,142,897
	Net Assets — 100.0%	$143,635,243

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $16,791,538.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,491,741
Aggregate gross unrealized depreciation	(14,085,362)
Net unrealized depreciation	$(7,593,621)
Federal income tax cost of investments	$140,085,967

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	165	06/17/16	$24,598,200	$1,208,671

Cash collateral in the amount of $1,034,550 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

160 :: MVV ULTRA MIDCAP400 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$30,585,975	11/07/16	Bank of America, N.A.	0.44%	S&P MidCap 400®	$1,649,562	$(1,649,562)	$—	$—
13,001,973	11/06/17	Citibank, N.A.	0.61%	S&P MidCap 400®	1,920,503	(1,626,383)	—	294,120
4,088,651	11/06/17	Credit Suisse International	0.74%	S&P MidCap 400®	71,887	—	—	71,887
11,868,641	11/06/17	Deutsche Bank AG	0.41%	SPDR® S&P MidCap 400® ETF Trust	(232,558)
17,146,549	11/06/17	Deutsche Bank AG	0.51%	S&P MidCap 400®	(992,817)
29,015,190					(1,225,375)	823,744	401,631	—
16,817,123	11/06/17	Goldman Sachs International	0.21%	SPDR® S&P MidCap 400® ETF Trust	1,198,584
23,762,971	01/08/18	Goldman Sachs International	0.46%	S&P MidCap 400®	2,052,807
40,580,094					3,251,391	(3,251,391)	—	—
8,646,122	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P MidCap 400®	847,827	(847,827)	—	—
7,649,731	11/06/17	Societe Generale	0.74%	S&P MidCap 400®	566,914	—	(480,000)	86,914
9,201,075	11/07/16	UBS AG	0.74%	S&P MidCap 400®	518,264	(312,334)	—	205,930
$142,768,811					$7,600,973

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	9.8%
Consumer Staples	3.6%
Energy	3.0%
Financials	22.3%
Health Care	7.4%
Industrials	11.7%
Information Technology	14.3%
Materials	6.3%
Telecommunication Services	0.1%
Utilities	5.0%
Other[1]	16.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MIDCAP400 MVV :: 161

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.3%
3,653	Abiomed, Inc.* (Health Care)	0.2%	$362,779
4,722	Amsurg Corp.* (Health Care)	0.2%	353,158
3,587	Anacor Pharmaceuticals, Inc.* (Health Care)	0.2%	356,189
10,450	Berry Plastics Group, Inc.* (Materials)	0.2%	409,327
6,239	Burlington Stores, Inc.* (Consumer Discretionary)	0.2%	376,586
3,400	Casey's General Stores, Inc. (Consumer Staples)	0.2%	408,714
16,275	CNO Financial Group, Inc. (Financials)	0.2%	330,220
15,379	CubeSmart (REIT) (Financials)	0.3%	489,667
3,897	Curtiss-Wright Corp. (Industrials)	0.2%	324,308
6,404	CyrusOne, Inc. (REIT) (Financials)	0.2%	315,781
7,776	DCT Industrial Trust, Inc. (REIT) (Financials)	0.2%	335,379
4,280	EPAM Systems, Inc.* (Information Technology)	0.2%	327,463
5,005	EPR Properties (REIT) (Financials)	0.2%	356,756
4,540	Euronet Worldwide, Inc.* (Information Technology)	0.2%	362,337
2,718	Fair Isaac Corp. (Information Technology)	0.2%	302,867
3,637	FEI Co. (Information Technology)	0.2%	390,796
9,487	First American Financial Corp. (Financials)	0.2%	362,783
14,510	FirstMerit Corp. (Financials)	0.2%	329,087
36,720	Gramercy Property Trust (REIT) (Financials)	0.2%	327,910
6,140	Guidewire Software, Inc.* (Information Technology)	0.2%	360,418
8,008	HealthSouth Corp. (Health Care)	0.2%	322,883
8,231	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	400,520
4,406	IDACORP, Inc. (Utilities)	0.2%	322,563
28,707	Investors Bancorp, Inc. (Financials)	0.2%	343,623
6,457	Manhattan Associates, Inc.* (Information Technology)	0.3%	425,710
3,266	MarketAxess Holdings, Inc. (Financials)	0.3%	457,044
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,767	MAXIMUS, Inc. (Information Technology)	0.2%	$332,468
9,507	Microsemi Corp.* (Information Technology)	0.2%	321,622
7,476	Neurocrine Biosciences, Inc.* (Health Care)	0.2%	371,183
14,440	Olin Corp. (Materials)	0.2%	332,264
4,828	PAREXEL International Corp.* (Health Care)	0.2%	303,633
6,895	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	414,114
3,810	Pool Corp. (Consumer Discretionary)	0.2%	348,882
7,769	Portland General Electric Co. (Utilities)	0.2%	319,927
5,389	Post Holdings, Inc.* (Consumer Staples)	0.2%	409,618
6,880	PrivateBancorp, Inc. (Financials)	0.2%	305,128
6,130	Prosperity Bancshares, Inc. (Financials)	0.2%	330,101
3,979	Sovran Self Storage, Inc. (REIT) (Financials)	0.3%	430,806
7,456	STERIS PLC (Health Care)	0.3%	517,670
4,910	Sun Communities, Inc. (REIT) (Financials)	0.2%	342,865
3,093	Teledyne Technologies, Inc.* (Industrials)	0.2%	303,516
4,936	TreeHouse Foods, Inc.* (Consumer Staples)	0.3%	467,439
2,947	Tyler Technologies, Inc.* (Information Technology)	0.3%	451,746
19,303	Umpqua Holdings Corp. (Financials)	0.2%	308,655
3,181	Vail Resorts, Inc. (Consumer Discretionary)	0.3%	417,506
7,945	Webster Financial Corp. (Financials)	0.2%	311,126
3,855	WellCare Health Plans, Inc.* (Health Care)	0.2%	390,974
6,297	West Pharmaceutical Services, Inc. (Health Care)	0.3%	472,779
5,419	Woodward, Inc. (Industrials)	0.2%	308,558
6,834,685	Other Common Stocks^	77.5%	128,925,574
	Total Common Stocks (Cost $143,841,393)		146,893,022

See accompanying notes to the financial statements.

162 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc. (CVR)*^(c)	0.0%	$—
11,283	Dyax Corp. (CVR)*^(c)	0.0%	12,524
49,993	Leap Wireless International, Inc. (CVR)*^(c)	0.1%	125,982
3,327	Omthera Pharmaceuticals, Inc. (CVR), at $4.70*^(c)	0.0%	—
1,035	Second Sight Medical Products, Inc.*^(c)	0.0%	101
	Total Rights (Cost $—)		138,607
Principal Amount
	U.S. Government & Agency Security (a) — 9.0%
	U.S. Treasury Bill
$15,000,000	0.00%, due 09/01/16		14,987,235
	Total U.S. Government & Agency Security (Cost $ 14,988,500)		14,987,235
	Repurchase Agreements (a)(b) — 4.1%
6,760,571	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,760,624		6,760,571
	Total Repurchase Agreements (Cost $6,760,571)		6,760,571
	Total Investment Securities (Cost $165,590,464) — 101.5%		168,779,435
	Liabilities in excess of other assets — (1.5%)		(2,375,027)
	Net Assets — 100.0%		$166,404,408

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $140,508 or 0.08% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $27,897,891.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,528,677
Aggregate gross unrealized depreciation	(17,636,959)
Net unrealized appreciation	$1,891,718
Federal income tax cost of investments	$166,887,717

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	185	06/17/16	$21,328,650	$951,875

Cash collateral in the amount of $999,000 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA RUSSELL2000 UWM :: 163

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$36,023,344	11/07/16	Bank of America, N.A.	0.14%	Russell 2000® Index	$1,720,468	$(1,655,521)	$—	$64,947
14,898,466	11/06/17	Citibank, N.A.	0.21%	Russell 2000® Index	(2,792,597)	2,523,613	268,984	—
10,220,354	11/06/17	Credit Suisse International	0.19%	Russell 2000® Index	(86,086)	30,249	55,837	—
3,545,354	11/06/17	Deutsche Bank AG	0.01%	iShares® Russell 2000 ETF	(102,960)
23,956,765	11/06/17	Deutsche Bank AG	0.21%	Russell 2000® Index	(1,757,060)
27,502,119					(1,860,020)	1,593,997	266,023	—
11,955,020	11/06/17	Goldman Sachs International	0.16%	Russell 2000® Index	895,764	(868,031)	—	27,733
2,439,230	11/06/17	Morgan Stanley & Co. International PLC	(0.06)%	iShares® Russell 2000 ETF	(69,757)
44,439,251	11/06/17	Morgan Stanley & Co. International PLC	0.19%	Russell 2000® Index	2,721,964
46,878,481					2,652,207	(2,552,125)	—	100,082
2,505,925	11/06/17	Societe Generale	0.44%	Russell 2000® Index	(1,563,459)	1,376,670	186,789	—
14,559,922	11/06/17	UBS AG	0.29%	Russell 2000® Index	(3,698,175)	3,402,118	296,057	—
$164,543,631					$(4,731,898)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

164 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	11.6%
Consumer Staples	3.1%
Energy	2.5%
Financials	23.5%
Health Care	12.6%
Industrials	11.5%
Information Technology	15.6%
Materials	3.6%
Telecommunication Services	0.8%
Utilities	3.5%
Other[1]	11.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA RUSSELL2000 UWM :: 165

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 77.3%
1,640	Acadia Realty Trust (REIT) (Financials)	0.3%	$55,596
1,079	ALLETE, Inc. (Utilities)	0.3%	62,301
1,452	Avista Corp. (Utilities)	0.3%	58,399
1,441	B&G Foods, Inc. (Consumer Staples)	0.3%	61,949
1,096	Blackbaud, Inc. (Information Technology)	0.4%	68,686
569	CACI International, Inc., Class A* (Information Technology)	0.3%	57,338
834	Cantel Medical Corp. (Health Care)	0.3%	55,403
393	Chemed Corp. (Health Care)	0.3%	51,251
1,471	Cirrus Logic, Inc.* (Information Technology)	0.3%	52,956
566	Coherent, Inc.* (Information Technology)	0.3%	53,555
706	CoreSite Realty Corp. (REIT) (Financials)	0.3%	53,550
4,684	Cousins Properties, Inc. (REIT) (Financials)	0.3%	50,306
3,822	Darling Ingredients, Inc.* (Consumer Staples)	0.3%	58,668
767	Dycom Industries, Inc.* (Industrials)	0.3%	65,111
1,418	EMCOR Group, Inc. (Industrials)	0.4%	67,426
1,013	EnerSys (Industrials)	0.3%	60,901
1,535	First Financial Bankshares, Inc. (Financials)	0.3%	51,438
1,276	Five Below, Inc.* (Consumer Discretionary)	0.3%	53,413
1,722	GEO Group, Inc. (The) (REIT) (Financials)	0.3%	57,274
1,165	H.B. Fuller Co. (Materials)	0.3%	53,194
1,679	Healthcare Services Group, Inc. (Industrials)	0.4%	65,481
1,427	Home BancShares, Inc./AR (Financials)	0.3%	62,717
1,588	Impax Laboratories, Inc.* (Health Care)	0.3%	54,230
671	Integra LifeSciences Holdings Corp.* (Health Care)	0.3%	50,130
1,355	Interactive Brokers Group, Inc., Class A (Financials)	0.3%	54,444
1,947	Kite Realty Group Trust (REIT) (Financials)	0.3%	52,316
426	Ligand Pharmaceuticals, Inc.* (Health Care)	0.3%	50,945
520	Littelfuse, Inc. (Information Technology)	0.3%	59,556
1,034	Masimo Corp.* (Health Care)	0.3%	51,431
1,599	MB Financial, Inc. (Financials)	0.3%	57,804
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,623	Medicines Co. (The)* (Health Care)	0.3%	$61,041
1,309	Medidata Solutions, Inc.* (Health Care)	0.3%	60,135
1,236	MKS Instruments, Inc. (Information Technology)	0.3%	50,651
866	Monolithic Power Systems, Inc. (Information Technology)	0.3%	59,174
1,122	NorthWestern Corp. (Utilities)	0.3%	65,031
1,162	NuVasive, Inc.* (Health Care)	0.3%	63,178
1,054	PDC Energy, Inc.* (Energy)	0.3%	61,185
1,897	Piedmont Natural Gas Co., Inc. (Utilities)	0.6%	113,935
1,238	ProAssurance Corp. (Financials)	0.3%	64,983
879	RLI Corp. (Financials)	0.3%	58,111
1,346	Selective Insurance Group, Inc. (Financials)	0.3%	50,004
1,768	South Jersey Industries, Inc. (Utilities)	0.3%	51,077
1,109	Southwest Gas Corp. (Utilities)	0.4%	76,998
1,067	Spire, Inc. (Utilities)	0.4%	67,840
1,972	Take-Two Interactive Software, Inc.* (Information Technology)	0.4%	76,730
1,066	Texas Capital Bancshares, Inc.* (Financials)	0.3%	54,622
982	UMB Financial Corp. (Financials)	0.3%	56,514
1,507	United Bankshares, Inc./WV (Financials)	0.3%	59,994
1,124	Wintrust Financial Corp. (Financials)	0.3%	59,875
500,517	Other Common Stocks	61.7%	11,574,622
	Total Common Stocks (Cost $16,792,469)		14,493,469
Principal Amount
	Repurchase Agreements (a)(b) — 7.2%
$1,359,129	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,359,140		1,359,129
	Total Repurchase Agreements (Cost $1,359,129)		1,359,129
	Total Investment Securities (Cost $18,151,598) — 84.5%		15,852,598
	Other assets less liabilities — 15.5%		2,903,739
	Net Assets — 100.0%		$18,756,337
See accompanying notes to the financial statements.

166 :: SAA ULTRA SMALLCAP600 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $1,924,883.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,407
Aggregate gross unrealized depreciation	(2,458,522)
Net unrealized depreciation	$(2,354,115)
Federal income tax cost of investments	$18,206,713

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,372,743	01/08/18	Bank of America, N.A.	0.49%	S&P SmallCap 600®	$330,200	$(271,122)	$—	$59,078
5,569,816	01/08/18	Citibank, N.A.	0.41%	S&P SmallCap 600®	267,332	—	—	267,332
3,180,692	01/08/18	Credit Suisse International	0.24%	S&P SmallCap 600®	441,359	—	(260,000)	181,359
2,175,361	11/06/17	Deutsche Bank AG	0.21%	iShares® Core S&P Small-Cap ETF	30,647
2,449,582	01/08/18	Deutsche Bank AG	0.21%	S&P SmallCap 600®	307,318
4,624,943					337,965	—	(299,951)	38,014
5,471,603	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P SmallCap 600®	1,061,597	(994,159)	—	67,438
1,796,607	01/08/18	Societe Generale	0.84%	S&P SmallCap 600®	192,202	—	(20,000)	172,202
$23,016,404					$2,630,655

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA SMALLCAP600 SAA :: 167

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	10.6%
Consumer Staples	2.1%
Energy	2.2%
Financials	18.1%
Health Care	9.7%
Industrials	14.2%
Information Technology	12.1%
Materials	4.0%
Telecommunication Services	0.9%
Utilities	3.4%
Other[1]	22.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

168 :: SAA ULTRA SMALLCAP600 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 59.8%
13,654	3M Co. (Industrials)	0.3%	$2,298,241
36,361	AbbVie, Inc. (Health Care)	0.3%	2,288,198
8,905	Allergan PLC* (Health Care)	0.3%	2,099,354
6,604	Alphabet, Inc., Class A* (Information Technology)	0.7%	4,945,405
6,706	Alphabet, Inc., Class C* (Information Technology)	0.7%	4,933,738
44,185	Altria Group, Inc. (Consumer Staples)	0.4%	2,811,933
8,714	Amazon.com, Inc.* (Consumer Discretionary)	0.9%	6,298,392
16,971	Amgen, Inc. (Health Care)	0.4%	2,680,569
125,119	Apple, Inc. (Information Technology)	1.8%	12,494,384
138,803	AT&T, Inc. (Telecommunication Services)	0.8%	5,434,138
233,008	Bank of America Corp. (Financials)	0.5%	3,446,188
42,278	Berkshire Hathaway, Inc., Class B* (Financials)	0.9%	5,941,750
37,672	Bristol-Myers Squibb Co. (Health Care)	0.4%	2,701,082
17,641	Celgene Corp.* (Health Care)	0.3%	1,861,478
42,493	Chevron Corp. (Energy)	0.6%	4,291,793
113,553	Cisco Systems, Inc. (Information Technology)	0.5%	3,298,715
66,523	Citigroup, Inc. (Financials)	0.4%	3,097,976
87,930	Coca-Cola Co. (The) (Consumer Staples)	0.6%	3,921,678
54,900	Comcast Corp., Class A (Consumer Discretionary)	0.5%	3,475,170
24,788	CVS Health Corp. (Consumer Staples)	0.3%	2,390,803
93,709	Exxon Mobil Corp. (Energy)	1.2%	8,341,975
51,785	Facebook, Inc., Class A* (Information Technology)	0.9%	6,152,576
210,554	General Electric Co. (Industrials)	0.9%	6,365,047
30,842	Gilead Sciences, Inc. (Health Care)	0.4%	2,685,105
28,609	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	3,779,821
17,360	Honeywell International, Inc. (Industrials)	0.3%	1,976,089
106,599	Intel Corp. (Information Technology)	0.5%	3,367,462
19,948	International Business Machines Corp. (Information Technology)	0.4%	3,066,806
62,268	Johnson & Johnson (Health Care)	1.0%	7,016,981
82,822	JPMorgan Chase & Co. (Financials)	0.8%	5,405,792
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
22,130	MasterCard, Inc., Class A (Information Technology)	0.3%	$2,122,267
20,346	McDonald's Corp. (Consumer Discretionary)	0.4%	2,483,433
31,730	Medtronic PLC (Health Care)	0.4%	2,553,630
62,627	Merck & Co., Inc. (Health Care)	0.5%	3,523,395
178,476	Microsoft Corp. (Information Technology)	1.4%	9,459,228
71,099	Oracle Corp. (Information Technology)	0.4%	2,858,180
32,617	PepsiCo, Inc. (Consumer Staples)	0.5%	3,299,862
136,479	Pfizer, Inc. (Health Care)	0.7%	4,735,821
34,962	Philip Morris International, Inc. (Consumer Staples)	0.5%	3,450,050
59,856	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	4,850,730
33,734	QUALCOMM, Inc. (Information Technology)	0.3%	1,852,671
31,376	Schlumberger Ltd. (Energy)	0.3%	2,393,989
33,355	Starbucks Corp. (Consumer Discretionary)	0.3%	1,830,856
21,453	UnitedHealth Group, Inc. (Health Care)	0.4%	2,867,623
91,925	Verizon Communications, Inc. (Telecommunication Services)	0.7%	4,678,983
43,309	Visa, Inc., Class A (Information Technology)	0.5%	3,418,813
35,401	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	2,505,683
33,874	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	3,360,978
104,248	Wells Fargo & Co. (Financials)	0.8%	5,287,458
3,860,882	Other Common Stocks	31.3%	215,661,435
	Total Common Stocks (Cost $450,207,612)		412,063,724
Principal Amount
	Repurchase Agreements (a)(b) — 2.8%
$19,191,174	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $19,191,325		19,191,174
	Total Repurchase Agreements (Cost $19,191,174)		19,191,174
	Total Investment Securities (Cost $469,398,786) — 62.6%		431,254,898
	Other assets less liabilities — 37.4%		258,252,778
	Net Assets — 100.0%		$689,507,676

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO S&P500® UPRO :: 169

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $257,657,157.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,328,205
Aggregate gross unrealized depreciation	(53,903,703)
Net unrealized depreciation	$(45,575,498)
Federal income tax cost of investments	$476,830,396

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	463	06/17/16	$48,458,738	$1,609,255

Cash collateral in the amount of $2,139,060 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,874,045	11/06/17	Bank of America, N.A.	0.44%	SPDR® S&P 500® ETF Trust	$446,661
190,670,857	01/08/18	Bank of America, N.A.	0.54%	S&P 500®	829,878
201,544,902					1,276,539	$(1,276,539)	$—	$—
102,136,593	01/08/18	Citibank, N.A.	0.56%	S&P 500®	1,855,581	(1,855,581)	—	—
20,551,853	01/08/18	Credit Suisse International	0.89%	S&P 500®	2,231,285	—	(2,030,000)	201,285
4,671,598	11/07/16	Deutsche Bank AG	0.49%	SPDR® S&P 500® ETF Trust	321,250
350,632,030	11/06/17	Deutsche Bank AG	0.61%	S&P 500®	73,615,402
355,303,628					73,936,652	—	(73,936,652)	—
8,156,706	11/06/17	Goldman Sachs International	0.47%	SPDR® S&P 500® ETF Trust	44,663
128,842,223	11/06/17	Goldman Sachs International	0.56%	S&P 500®	17,215,394
136,998,929					17,260,057	(17,260,057)	—	—
4,445,627	11/06/17	Morgan Stanley & Co. International PLC	0.74%	SPDR® S&P 500® ETF Trust	32,887
344,862,129	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500®	75,759,200
349,307,756					75,792,087	(75,792,087)	—	—
250,924,030	11/06/17	Societe Generale	0.49%	S&P 500®	42,564,401	—	(42,564,401)	—
191,177,063	11/06/17	UBS AG	0.54%	S&P 500®	6,717,190	—	(6,717,190)	—
$1,607,944,754					$221,633,792

See accompanying notes to the financial statements.

170 :: UPRO ULTRAPRO S&P500® :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	7.5%
Consumer Staples	6.0%
Energy	4.3%
Financials	9.7%
Health Care	8.8%
Industrials	6.0%
Information Technology	12.2%
Materials	1.7%
Telecommunication Services	1.6%
Utilities	2.0%
Other[1]	40.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO S&P500® UPRO :: 171

Shares		Value
	Common Stocks (a) — 60.8%
	Consumer Discretionary — 12.8%
63,346	Amazon.com, Inc.*	$45,785,855
22,003	Bed Bath & Beyond, Inc.*	984,634
13,674	Charter Communications, Inc., Class A*	2,993,704
327,267	Comcast Corp., Class A	20,716,001
46,284	Ctrip.com International Ltd. (ADR)*	2,117,956
20,183	Discovery Communications, Inc., Class A*	562,097
34,050	Discovery Communications, Inc., Class C*	911,518
30,362	DISH Network Corp., Class A*	1,515,064
31,576	Dollar Tree, Inc.*	2,858,891
18,539	Expedia, Inc.	2,062,278
117,339	JD.com, Inc. (ADR)*	2,887,713
1,378	Liberty Braves Group, Class A*	21,442
2,993	Liberty Braves Group, Class C*	44,895
78,151	Liberty Global PLC*	2,823,596
34,011	Liberty Global PLC, Class A*	1,270,311
61,635	Liberty Interactive Corp. QVC Group, Class A*	1,662,912
3,437	Liberty Media Group, Class A*	66,953
7,485	Liberty Media Group, Class C*	141,841
18,159	Liberty Ventures*	677,512
34,096	Marriott International, Inc., Class A	2,251,700
45,729	Mattel, Inc.	1,457,840
57,582	Netflix, Inc.*	5,906,186
30,576	Norwegian Cruise Line Holdings Ltd.*	1,419,032
13,084	O'Reilly Automotive, Inc.*	3,459,802
6,678	Priceline Group, Inc. (The)*	8,443,196
54,480	Ross Stores, Inc.	2,909,232
685,486	Sirius XM Holdings, Inc.*	2,755,654
198,834	Starbucks Corp.	10,913,998
17,761	Tesla Motors, Inc.*	3,964,788
17,999	Tractor Supply Co.	1,729,704
17,819	TripAdvisor, Inc.*	1,207,059
150,581	Twenty-First Century Fox, Inc., Class A	4,348,779
107,415	Twenty-First Century Fox, Inc., Class B	3,140,815
8,566	Ulta Salon Cosmetics & Fragrance, Inc.*	1,995,964
46,606	Viacom, Inc., Class B	2,067,908
		148,076,830
	Consumer Staples — 4.2%
59,151	Costco Wholesale Corp.	8,799,894
163,230	Kraft Heinz Co. (The)	13,579,104
211,036	Mondelez International, Inc., Class A	9,388,992
27,297	Monster Beverage Corp.*	4,094,550
Shares		Value
	Common Stocks (a) (continued)
145,099	Walgreens Boots Alliance, Inc.	$11,230,662
43,660	Whole Foods Market, Inc.	1,412,401
		48,505,603
	Health Care — 7.8%
30,307	Alexion Pharmaceuticals, Inc.*	4,573,326
101,170	Amgen, Inc.	15,979,801
29,409	Biogen, Inc.*	8,520,670
21,737	BioMarin Pharmaceutical, Inc.*	1,948,722
105,153	Celgene Corp.*	11,095,745
45,731	Cerner Corp.*	2,543,101
29,892	Endo International PLC*	472,592
89,857	Express Scripts Holding Co.*	6,788,696
183,861	Gilead Sciences, Inc.	16,006,939
11,023	Henry Schein, Inc.*	1,915,026
19,692	Illumina, Inc.*	2,851,992
25,191	Incyte Corp.*	2,126,372
5,032	Intuitive Surgical, Inc.*	3,193,861
66,002	Mylan N.V.*	2,860,527
13,839	Regeneron Pharmaceuticals, Inc.*	5,520,792
33,145	Vertex Pharmaceuticals, Inc.*	3,087,457
		89,485,619
	Industrials — 1.2%
81,118	American Airlines Group, Inc.	2,588,475
129,557	CSX Corp.	3,424,192
38,810	Fastenal Co.	1,786,424
47,266	PACCAR, Inc.	2,635,080
11,431	Stericycle, Inc.*	1,120,124
22,613	Verisk Analytics, Inc.*	1,795,246
		13,349,541
	Information Technology — 34.1%
98,870	Activision Blizzard, Inc.	3,881,636
67,025	Adobe Systems, Inc.*	6,666,977
23,771	Akamai Technologies, Inc.*	1,297,421
39,358	Alphabet, Inc., Class A*	29,473,238
46,484	Alphabet, Inc., Class C*	34,199,209
41,702	Analog Devices, Inc.	2,439,567
745,828	Apple, Inc.	74,478,385
152,098	Applied Materials, Inc.	3,714,233
30,313	Autodesk, Inc.*	1,766,339
61,536	Automatic Data Processing, Inc.	5,405,322
36,470	Baidu, Inc. (ADR)*	6,511,354
52,519	Broadcom Ltd.	8,106,833
56,056	CA, Inc.	1,811,730
24,333	Check Point Software Technologies Ltd.*	2,067,575
676,884	Cisco Systems, Inc.	19,663,480
20,704	Citrix Systems, Inc.*	1,758,184
81,936	Cognizant Technology Solutions Corp., Class A*	5,034,148

See accompanying notes to the financial statements.

172 :: TQQQ ULTRAPRO QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
158,539	eBay, Inc.*	$3,877,864
41,610	Electronic Arts, Inc.*	3,193,568
308,704	Facebook, Inc., Class A*	36,677,122
29,983	Fiserv, Inc.*	3,158,109
635,455	Intel Corp.	20,074,023
34,555	Intuit, Inc.	3,685,636
21,383	Lam Research Corp.	1,770,726
32,199	Linear Technology Corp.	1,523,657
38,523	Maxim Integrated Products, Inc.	1,462,333
139,546	Micron Technology, Inc.*	1,775,025
1,063,908	Microsoft Corp.	56,387,124
39,316	NetApp, Inc.	1,003,738
10,141	NetEase, Inc. (ADR)	1,803,476
72,370	NVIDIA Corp.	3,381,126
46,539	NXP Semiconductors N.V.*	4,397,470
48,541	Paychex, Inc.	2,631,893
164,471	PayPal Holdings, Inc.*	6,215,359
201,078	QUALCOMM, Inc.	11,043,204
39,863	Seagate Technology PLC	899,309
25,779	Skyworks Solutions, Inc.	1,721,006
87,738	Symantec Corp.	1,523,132
135,219	Texas Instruments, Inc.	8,194,271
31,305	Western Digital Corp.	1,456,935
34,379	Xilinx, Inc.	1,629,221
127,359	Yahoo!, Inc.*	4,832,000
		392,592,958
	Telecommunication Services — 0.7%
16,854	SBA Communications Corp., Class A*	1,675,288
110,082	T-Mobile US, Inc.*	4,707,106
52,206	Vodafone Group PLC (ADR)	1,774,482
		8,156,876
	Total Common Stocks (Cost $749,037,050)	700,167,427
Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.2%
$37,238,359	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $37,238,654	$37,238,359
	Total Repurchase Agreements (Cost $37,238,359)	37,238,359
	Total Investment Securities (Cost $786,275,409) — 64.0%	737,405,786
	Other assets less liabilities — 36.0%	415,082,770
	Net Assets — 100.0%	$1,152,488,556

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $203,575,360.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,515,701
Aggregate gross unrealized depreciation	(70,172,920)
Net unrealized depreciation	$(53,657,219)
Federal income tax cost of investments	$791,063,005

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,258	06/17/16	$113,754,650	$3,842,754

Cash collateral in the amount of $4,981,680 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO QQQ® TQQQ :: 173

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$476,875,587	11/06/17	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$16,297,719	$(15,689,928)	$—	$607,791
218,332,720	01/08/18	Citibank, N.A.	0.66%	NASDAQ-100 Index®	4,065,554	(3,646,435)	—	419,119
157,622,359	11/07/16	Credit Suisse International	0.89%	NASDAQ-100 Index®	37,259,347	—	(36,860,043)	399,304
13,224,980	11/06/17	Deutsche Bank AG	0.56%	PowerShares QQQ TrustSM, Series 1	(480,934)
22,364,735	11/07/16	Deutsche Bank AG	0.76%	NASDAQ-100 Index®	88,950,888
35,589,715					88,469,954	—	(88,199,850)	270,104
1,287,113	11/07/16	Goldman Sachs International	0.41%	PowerShares QQQ TrustSM, Series 1	145,754
323,818,484	11/07/16	Goldman Sachs International	0.61%	NASDAQ-100 Index®	23,123,628
325,105,597					23,269,382	(22,808,887)	—	460,495
30,202,466	11/06/17	Morgan Stanley & Co. International PLC	0.84%	PowerShares QQQ TrustSM, Series 1	972,692
369,487,062	11/06/17	Morgan Stanley & Co. International PLC	0.84%	NASDAQ-100 Index®	99,304,521
399,689,528					100,277,213	(100,277,213)	—	—
961,387,189	11/06/17	Societe Generale	0.69%	NASDAQ-100 Index®	75,025,011	—	(75,025,011)	—
69,085,097	11/07/16	UBS AG	0.74%	NASDAQ-100 Index®	63,234,370	—	(63,063,000)	171,370
$2,643,687,792					$407,898,550

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

174 :: TQQQ ULTRAPRO QQQ® :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 66.6%
	Consumer Discretionary — 10.5%
35,995	Home Depot, Inc. (The)	$4,755,659
35,995	McDonald's Corp.	4,393,550
35,995	NIKE, Inc., Class B	1,987,644
35,995	Walt Disney Co. (The)	3,571,424
		14,708,277
	Consumer Staples — 5.0%
35,995	Coca-Cola Co. (The)	1,605,377
35,995	Procter & Gamble Co. (The)	2,917,035
35,995	Wal-Mart Stores, Inc.	2,547,726
		7,070,138
	Energy — 4.9%
35,995	Chevron Corp.	3,635,495
35,995	Exxon Mobil Corp.	3,204,275
		6,839,770
	Financials — 10.4%
35,995	American Express Co.	2,367,031
35,995	Goldman Sachs Group, Inc. (The)	5,740,483
35,995	JPMorgan Chase & Co.	2,349,394
35,995	Travelers Cos., Inc. (The)	4,108,469
		14,565,377
	Health Care — 8.6%
35,995	Johnson & Johnson	4,056,276
35,995	Merck & Co., Inc.	2,025,079
35,995	Pfizer, Inc.	1,249,026
35,995	UnitedHealth Group, Inc.	4,811,452
		12,141,833
	Industrials — 12.8%
35,995	3M Co.	6,058,678
35,995	Boeing Co. (The)	4,540,769
35,995	Caterpillar, Inc.	2,609,998
35,995	General Electric Co.	1,088,129
35,995	United Technologies Corp.	3,620,377
		17,917,951
	Information Technology — 11.4%
35,995	Apple, Inc.	3,594,461
35,995	Cisco Systems, Inc.	1,045,655
35,995	Intel Corp.	1,137,082
35,995	International Business Machines Corp.	5,533,871
35,995	Microsoft Corp.	1,907,735
35,995	Visa, Inc., Class A	2,841,445
		16,060,249
Shares		Value
	Common Stocks (a) (continued)
	Materials — 1.7%
35,995	E.I. du Pont de Nemours & Co.	$2,354,433
	Telecommunication Services — 1.3%
35,995	Verizon Communications, Inc.	1,832,145
	Total Common Stocks (Cost $100,965,479)	93,490,173
Principal Amount
	Repurchase Agreements (a)(b) — 0.9%
$1,296,780	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,296,791	1,296,780
	Total Repurchase Agreements (Cost $1,296,780)	1,296,780
	Total Investment Securities (Cost $102,262,259) — 67.5%	94,786,953
	Other assets less liabilities — 32.5%	45,536,388
	Net Assets — 100.0%	$140,323,341

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $70,206,337.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,183,406
Aggregate gross unrealized depreciation	(9,069,102)
Net unrealized depreciation	$(7,885,696)
Federal income tax cost of investments	$102,672,649

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO DOW30SM UDOW :: 175

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	160	06/17/16	$14,212,000	$302,207

Cash collateral in the amount of $572,000 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$26,164,400	01/08/18	Bank of America, N.A.	0.69%	Dow Jones Industrial AverageSM	$2,532,873	$(2,502,795)	$—	$30,078
37,413,930	11/06/17	Citibank, N.A.	0.61%	Dow Jones Industrial AverageSM	172,117	(172,117)	—	—
5,381,951	11/07/16	Credit Suisse International	0.89%	Dow Jones Industrial AverageSM	2,699,867	—	(2,660,000)	39,867
1,481,108	11/06/17	Deutsche Bank AG	0.46%	SPDR® Dow Jones Industrial AverageSM ETF Trust	8,214
58,200,590	11/06/17	Deutsche Bank AG	0.51%	Dow Jones Industrial AverageSM	8,446,743
59,681,698					8,454,957	—	(8,454,957)	—
35,582,260	11/06/17	Goldman Sachs International	0.56%	Dow Jones Industrial AverageSM	1,471,292	(1,471,292)	—	—
1,615,359	11/06/17	Morgan Stanley & Co. International PLC	0.79%	SPDR® Dow Jones Industrial AverageSM ETF Trust	6,015
87,763,354	11/06/17	Morgan Stanley & Co. International PLC	0.64%	Dow Jones Industrial AverageSM	14,364,886
89,378,713					14,370,901	(14,370,901)	—	—
44,558,570	01/08/18	Societe Generale	0.65%	Dow Jones Industrial AverageSM	5,637,294	—	(5,637,294)	—
15,043,609	11/07/16	UBS AG	0.79%	Dow Jones Industrial AverageSM	8,009,692	—	(8,009,692)	—
$313,205,131					$43,348,993

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

176 :: UDOW ULTRAPRO DOW30SM :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 65.5%
914	A. O. Smith Corp. (Industrials)	0.3%	$75,222
1,374	Albemarle Corp. (Materials)	0.4%	107,859
898	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.3%	87,016
189	Alleghany Corp.* (Financials)	0.4%	102,973
2,777	Alliant Energy Corp. (Utilities)	0.4%	102,888
1,595	American Campus Communities, Inc. (REIT) (Financials)	0.3%	74,997
1,079	ANSYS, Inc.* (Information Technology)	0.3%	96,139
774	Ashland, Inc. (Materials)	0.3%	87,741
1,249	Atmos Energy Corp. (Utilities)	0.3%	91,052
1,454	Broadridge Financial Solutions, Inc. (Information Technology)	0.3%	93,332
3,737	Cadence Design Systems, Inc.* (Information Technology)	0.3%	92,379
1,064	Camden Property Trust (REIT) (Financials)	0.3%	90,663
786	Carlisle Cos., Inc. (Industrials)	0.3%	81,602
1,900	CDK Global, Inc. (Information Technology)	0.4%	105,070
1,690	Computer Sciences Corp. (Information Technology)	0.3%	83,148
592	Cooper Cos., Inc. (The) (Health Care)	0.4%	96,383
4,233	Duke Realty Corp. (REIT) (Financials)	0.4%	100,195
523	Everest Re Group Ltd. (Financials)	0.3%	93,675
504	FactSet Research Systems, Inc. (Financials)	0.3%	80,171
1,929	Fortune Brands Home & Security, Inc. (Industrials)	0.4%	113,174
1,008	Gartner, Inc.* (Information Technology)	0.4%	102,433
573	Huntington Ingalls Industries, Inc. (Industrials)	0.3%	87,904
929	IDEX Corp. (Industrials)	0.3%	77,423
1,097	IDEXX Laboratories, Inc.* (Health Care)	0.3%	96,064
880	Ingredion, Inc. (Consumer Staples)	0.4%	103,321
965	Jack Henry & Associates, Inc. (Information Technology)	0.3%	81,475
1,148	MEDNAX, Inc.* (Health Care)	0.3%	78,581
330	Mettler-Toledo International, Inc.* (Health Care)	0.4%	123,856
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
923	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	$95,060
1,088	MSCI, Inc. (Financials)	0.3%	86,811
1,726	National Retail Properties, Inc. (REIT) (Financials)	0.3%	78,240
5,952	New York Community Bancorp, Inc. (Financials)	0.3%	93,684
45	NVR, Inc.* (Consumer Discretionary)	0.3%	77,985
1,153	Packaging Corp. of America (Materials)	0.3%	78,669
1,567	Raymond James Financial, Inc. (Financials)	0.3%	87,862
1,195	Regency Centers Corp. (REIT) (Financials)	0.3%	91,537
798	Reinsurance Group of America, Inc. (Financials)	0.3%	79,114
1,714	ResMed, Inc. (Health Care)	0.4%	101,229
1,626	RPM International, Inc. (Materials)	0.3%	81,609
1,682	SEI Investments Co. (Financials)	0.3%	86,522
652	Signature Bank/NY* (Financials)	0.3%	88,020
1,854	Synopsys, Inc.* (Information Technology)	0.3%	95,796
509	Teleflex, Inc. (Health Care)	0.3%	82,000
3,071	Trimble Navigation Ltd.* (Information Technology)	0.3%	78,556
2,104	UGI Corp. (Utilities)	0.3%	90,304
890	Valspar Corp. (The) (Materials)	0.4%	96,405
1,125	Wabtec Corp. (Industrials)	0.3%	87,052
1,733	Westar Energy, Inc. (Utilities)	0.4%	97,620
2,158	WhiteWave Foods Co. (The)* (Consumer Staples)	0.4%	96,355
426,152	Other Common Stocks	49.4%	13,648,431
	Total Common Stocks (Cost $19,565,532)		18,105,597
Principal Amount
	Repurchase Agreements (a)(b) — 1.2%
$320,619	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $320,621		320,619
	Total Repurchase Agreements (Cost $320,619)		320,619
	Total Investment Securities (Cost $19,886,151) — 66.7%		18,426,216
	Other assets less liabilities — 33.3%		9,215,016
	Net Assets — 100.0%		$27,641,232

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO MIDCAP400 UMDD :: 177

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $3,264,876.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,111,225
Aggregate gross unrealized depreciation	(2,685,116)
Net unrealized depreciation	$(1,573,891)
Federal income tax cost of investments	$20,000,107

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	11	06/17/16	$1,639,880	$64,038

Cash collateral in the amount of $68,970 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$11,388,748	01/08/18	Bank of America, N.A.	0.44%	S&P MidCap 400®	$3,327,797	$(3,280,586)	$—	$47,211
14,224,569	01/08/18	Citibank, N.A.	0.61%	S&P MidCap 400®	741,824	(652,536)	—	89,288
68,638	11/06/17	Credit Suisse International	0.74%	S&P MidCap 400®	1,735	—	—	1,735
141,066	11/06/17	Deutsche Bank AG	0.51%	S&P MidCap 400®	1,968
2,442,550	11/06/17	Deutsche Bank AG	0.41%	SPDR® S&P MidCap 400® ETF Trust	364,283
2,583,616					366,251	—	(250,001)	116,250
6,477,362	11/06/17	Goldman Sachs International	0.21%	SPDR® S&P MidCap 400® ETF Trust	968,590
8,324,765	01/08/18	Goldman Sachs International	0.46%	S&P MidCap 400®	852,981
14,802,127					1,821,571	(1,637,033)	—	184,538
135,926	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P MidCap 400®	3,511	—	—	3,511
9,328,842	11/06/17	Societe Generale	0.74%	S&P MidCap 400®	1,875,547	—	(1,875,547)	—
10,644,745	11/06/17	UBS AG	0.74%	S&P MidCap 400®	584,465	—	(579,000)	5,465
$63,177,211					$8,722,701

See accompanying notes to the financial statements.

178 :: UMDD ULTRAPRO MIDCAP400 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	7.7%
Consumer Staples	2.8%
Energy	2.4%
Financials	17.5%
Health Care	5.8%
Industrials	9.2%
Information Technology	11.2%
Materials	4.9%
Telecommunication Services	0.1%
Utilities	3.9%
Other[1]	34.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO MIDCAP400 UMDD :: 179

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 59.4%
1,385	Abiomed, Inc.* (Health Care)	0.2%	$137,544
1,790	Amsurg Corp.* (Health Care)	0.1%	133,874
1,359	Anacor Pharmaceuticals, Inc.* (Health Care)	0.2%	134,949
3,961	Berry Plastics Group, Inc.* (Materials)	0.2%	155,152
2,365	Burlington Stores, Inc.* (Consumer Discretionary)	0.2%	142,751
1,289	Casey's General Stores, Inc. (Consumer Staples)	0.2%	154,951
6,169	CNO Financial Group, Inc. (Financials)	0.1%	125,169
5,829	CubeSmart (REIT) (Financials)	0.2%	185,595
1,477	Curtiss-Wright Corp. (Industrials)	0.1%	122,916
2,427	CyrusOne, Inc. (REIT) (Financials)	0.1%	119,675
2,947	DCT Industrial Trust, Inc. (REIT) (Financials)	0.1%	127,104
1,622	EPAM Systems, Inc.* (Information Technology)	0.1%	124,099
1,897	EPR Properties (REIT) (Financials)	0.2%	135,218
1,721	Euronet Worldwide, Inc.* (Information Technology)	0.2%	137,353
1,030	Fair Isaac Corp. (Information Technology)	0.1%	114,773
1,379	FEI Co. (Information Technology)	0.2%	148,174
3,596	First American Financial Corp. (Financials)	0.2%	137,511
5,500	FirstMerit Corp. (Financials)	0.1%	124,740
13,918	Gramercy Property Trust (REIT) (Financials)	0.1%	124,288
2,327	Guidewire Software, Inc.* (Information Technology)	0.2%	136,595
3,035	HealthSouth Corp. (Health Care)	0.1%	122,371
3,120	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	151,819
1,670	IDACORP, Inc. (Utilities)	0.1%	122,261
10,881	Investors Bancorp, Inc. (Financials)	0.1%	130,246
2,448	Manhattan Associates, Inc.* (Information Technology)	0.2%	161,397
1,238	MarketAxess Holdings, Inc. (Financials)	0.2%	173,246
2,186	MAXIMUS, Inc. (Information Technology)	0.1%	126,023
3,603	Microsemi Corp.* (Information Technology)	0.1%	121,889
2,834	Neurocrine Biosciences, Inc.* (Health Care)	0.2%	140,708
5,473	Olin Corp. (Materials)	0.1%	125,934
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,830	PAREXEL International Corp.* (Health Care)	0.1%	$115,089
2,613	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	156,937
1,444	Pool Corp. (Consumer Discretionary)	0.1%	132,227
2,945	Portland General Electric Co. (Utilities)	0.1%	121,275
2,043	Post Holdings, Inc.* (Consumer Staples)	0.2%	155,288
2,608	PrivateBancorp, Inc. (Financials)	0.1%	115,665
2,324	Prosperity Bancshares, Inc. (Financials)	0.1%	125,147
1,508	Sovran Self Storage, Inc. (REIT) (Financials)	0.2%	163,271
2,826	STERIS PLC (Health Care)	0.2%	196,209
1,861	Sun Communities, Inc. (REIT) (Financials)	0.1%	129,954
1,172	Teledyne Technologies, Inc.* (Industrials)	0.1%	115,008
1,871	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	177,184
1,117	Tyler Technologies, Inc.* (Information Technology)	0.2%	171,225
7,317	Umpqua Holdings Corp. (Financials)	0.1%	116,999
1,206	Vail Resorts, Inc. (Consumer Discretionary)	0.2%	158,287
3,011	Webster Financial Corp. (Financials)	0.1%	117,911
1,461	WellCare Health Plans, Inc.* (Health Care)	0.2%	148,175
2,387	West Pharmaceutical Services, Inc. (Health Care)	0.2%	179,216
2,054	Woodward, Inc. (Industrials)	0.1%	116,955
2,590,686	Other Common Stocks^	52.1%	48,868,985
	Total Common Stocks (Cost $56,752,446)		55,679,332
No. of Rights
	Rights — 0.0% ‡
4,673	Dyax Corp. (CVR)*^(c)	0.0%	5,187
3,034	Leap Wireless International, Inc. (CVR)*^(c)	0.0%	7,645
363	Omthera Pharmaceuticals, Inc. (CVR), at $4.70*^(c)	0.0%	—
368	Second Sight Medical Products, Inc.*^(c)	0.0%	36
	Total Rights (Cost $—)		12,868

See accompanying notes to the financial statements.

180 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.7%
$2,564,167	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,564,188	$2,564,167
	Total Repurchase Agreements (Cost $2,564,167)	2,564,167
	Total Investment Securities (Cost $59,316,613) — 62.1%	58,256,367
	Other assets less liabilities — 37.9%	35,563,922
	Net Assets — 100.0%	$93,820,289

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $13,655 or 0.01% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $14,361,350.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,724,770
Aggregate gross unrealized depreciation	(5,239,086)
Net unrealized depreciation	$(1,514,316)
Federal income tax cost of investments	$59,770,683

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	119	06/17/16	$13,719,510	$491,322

Cash collateral in the amount of $642,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO RUSSELL2000 URTY :: 181

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$39,257,124	01/08/18	Bank of America, N.A.	0.14%	Russell 2000® Index	$2,261,606	$(2,187,221)	$—	$74,385
71,830,213	11/06/17	Citibank, N.A.	0.21%	Russell 2000® Index	5,494,118	(5,413,902)	(2,790)	77,426
17,949,475	01/08/18	Credit Suisse International	0.19%	Russell 2000® Index	1,243,453	—	(940,000)	303,453
3,682,945	11/07/16	Deutsche Bank AG	0.01%	iShares® Russell 2000 ETF	2,889,150
11,226,057	11/06/17	Deutsche Bank AG	0.21%	Russell 2000® Index	1,910,710
14,909,002					4,799,860	—	(4,549,950)	249,910
344,310	11/06/17	Goldman Sachs International	(0.34)%	iShares® Russell 2000 ETF	(11,407)
24,701,372	01/08/18	Goldman Sachs International	0.16%	Russell 2000® Index	2,222,080
25,045,682					2,210,673	(2,148,428)	—	62,245
1,271,396	11/07/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® Russell 2000 ETF	5,625,834
2,842,608	01/08/18	Morgan Stanley & Co. International PLC	0.19%	Russell 2000® Index	375,389
4,114,004					6,001,223	(6,001,223)	—	—
12,350,883	11/06/17	Societe Generale	0.44%	Russell 2000® Index	2,110,621	—	(2,010,000)	100,621
26,617,665	11/07/16	UBS AG	0.29%	Russell 2000® Index	9,976,225	—	(9,885,000)	91,225
$212,074,048					$34,097,779

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

182 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2016:

Consumer Discretionary	7.8%
Consumer Staples	2.1%
Energy	1.7%
Financials	15.8%
Health Care	8.5%
Industrials	7.7%
Information Technology	10.5%
Materials	2.4%
Telecommunication Services	0.5%
Utilities	2.4%
Other[1]	40.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO RUSSELL2000 URTY :: 183

Shares		Value
	Common Stocks (a) — 80.1%
	Chemicals — 65.9%
15,728	Air Products & Chemicals, Inc.	$2,243,442
9,096	Albemarle Corp.	714,036
5,123	Ashland, Inc.	580,743
11,179	Axalta Coating Systems Ltd.*	314,689
5,719	Axiall Corp.	133,195
5,053	Cabot Corp.	230,973
11,889	Celanese Corp.	837,937
18,888	CF Industries Holdings, Inc.	522,442
14,698	Chemours Co. (The)	128,020
5,443	Chemtura Corp.*	145,219
90,524	Dow Chemical Co. (The)	4,649,313
70,636	E.I. du Pont de Nemours & Co.	4,620,301
11,978	Eastman Chemical Co.	878,706
21,588	Ecolab, Inc.	2,530,977
10,831	FMC Corp.	514,364
5,724	GCP Applied Technologies, Inc.*	135,831
4,051	H.B. Fuller Co.	184,969
16,508	Huntsman Corp.	246,464
3,428	Ingevity Corp.*	99,892
6,472	International Flavors & Fragrances, Inc.	834,888
28,018	LyondellBasell Industries N.V., Class A	2,279,544
2,825	Minerals Technologies, Inc.	162,720
35,684	Monsanto Co.	4,013,379
28,566	Mosaic Co. (The)	720,720
807	NewMarket Corp.	326,835
13,380	Olin Corp.	307,874
12,272	Platform Specialty Products Corp.*	116,461
6,913	PolyOne Corp.	259,030
21,617	PPG Industries, Inc.	2,327,719
23,081	Praxair, Inc.	2,535,679
10,764	RPM International, Inc.	540,245
3,683	Scotts Miracle-Gro Co. (The), Class A	255,968
3,644	Sensient Technologies Corp.	248,594
3,176	Westlake Chemical Corp.	140,157
5,724	WR Grace & Co.	444,411
		35,225,737
	Metals & Mining — 13.1%
106,548	Alcoa, Inc.	987,700
8,826	Allegheny Technologies, Inc.	109,266
3,795	Carpenter Technology Corp.	121,592
9,420	Commercial Metals Co.	161,741
2,734	Compass Minerals International, Inc.	213,115
101,443	Freeport-McMoRan, Inc.	1,123,989
42,880	Newmont Mining Corp.	1,389,741
25,764	Nucor Corp.	1,249,812
5,824	Reliance Steel & Aluminum Co.	433,014
Shares		Value
	Common Stocks (a) (continued)
5,288	Royal Gold, Inc.	$296,816
19,706	Steel Dynamics, Inc.	486,541
9,809	Stillwater Mining Co.*	99,267
11,854	United States Steel Corp.	171,527
3,689	Worthington Industries, Inc.	137,821
		6,981,942
	Oil, Gas & Consumable Fuels — 0.5%
18,561	CONSOL Energy, Inc.	285,097
	Paper & Forest Products — 0.6%
5,077	Domtar Corp.	196,175
6,950	KapStone Paper and Packaging Corp.	105,988
		302,163
	Total Common Stocks (Cost $46,302,621)	42,794,939
Principal Amount
	Repurchase Agreements (a)(b) — 9.8%
$5,244,729	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,244,770	5,244,729
	Total Repurchase Agreements (Cost $5,244,729)	5,244,729
	Total Investment Securities (Cost $51,547,350) — 89.9%	48,039,668
	Other assets less liabilities — 10.1%	5,383,603
	Net Assets — 100.0%	$53,423,271

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $12,325,423.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,625,713
Aggregate gross unrealized depreciation	(7,137,032)
Net unrealized depreciation	$(5,511,319)
Federal income tax cost of investments	$53,550,987
See accompanying notes to the financial statements.

184 :: UYM ULTRA BASIC MATERIALS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,791,108	11/06/17	Bank of America, N.A.	0.54%	Dow Jones U.S. Basic MaterialsSM Index	$418,259
9,194,024	11/06/17	Bank of America, N.A.	0.28%	iShares® U.S. Basic Materials ETF	406,526
11,985,132					824,785	$(690,095)	$—	$134,690
1,386,285	11/07/16	Citibank, N.A.	0.71%	Dow Jones U.S. Basic MaterialsSM Index	(3,470,119)	2,192,308	1,277,811	—
21,992,581	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. Basic MaterialsSM Index	3,447,928	—	(3,447,928)	—
3,771,068	11/06/17	Deutsche Bank AG	0.21%	iShares® U.S. Basic Materials ETF	(24,538)
14,775,289	11/06/17	Deutsche Bank AG	0.71%	Dow Jones U.S. Basic MaterialsSM Index	595,115
18,546,357					570,577	—	(570,577)	—
307,798	11/06/17	Goldman Sachs International	0.91%	Dow Jones U.S. Basic MaterialsSM Index	17,659
423,646	11/06/17	Goldman Sachs International	0.44%	iShares® U.S. Basic Materials ETF	(106,399)
731,444					(88,740)	7,196	81,544	—
323,725	11/07/16	Morgan Stanley & Co. International PLC	0.29%	iShares® U.S. Basic Materials ETF	(186,415)
651,462	11/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. Basic MaterialsSM Index	32,296
975,187					(154,119)	—	154,119	—
4,844,550	11/06/17	Societe Generale	0.84%	Dow Jones U.S. Basic MaterialsSM Index	248,090	—	(248,090)	—
3,532,606	11/06/17	UBS AG	0.74%	Dow Jones U.S. Basic MaterialsSM Index	298,421	—	(298,421)	—
$63,994,142					$1,676,823

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA BASIC MATERIALS UYM :: 185

Shares		Value
	Common Stocks (a) — 76.5%
	Biotechnology — 60.7%
79,203	ACADIA Pharmaceuticals, Inc.*	$2,806,162
26,084	Acceleron Pharma, Inc.*	892,334
96,079	Achillion Pharmaceuticals, Inc.*	898,339
32,171	Acorda Therapeutics, Inc.*	915,265
15,058	Adamas Pharmaceuticals, Inc.*	253,276
44,457	Aduro Biotech, Inc.*	546,377
28,983	Adverum Biotechnologies, Inc.*	131,003
20,350	Aegerion Pharmaceuticals, Inc.*	36,223
23,387	Affimed N.V.*	83,258
26,617	Agios Pharmaceuticals, Inc.*	1,489,221
26,512	Akebia Therapeutics, Inc.*	236,222
35,099	Alder Biopharmaceuticals, Inc.*	1,055,427
95,955	Alexion Pharmaceuticals, Inc.*	14,479,609
105,997	Alkermes PLC*	4,919,321
59,865	Alnylam Pharmaceuticals, Inc.*	4,293,518
24,432	AMAG Pharmaceuticals, Inc.*	523,822
124,600	Amarin Corp. PLC (ADR)*	259,168
189,914	Amgen, Inc.	29,996,916
88,046	Amicus Therapeutics, Inc.*	623,366
31,546	Anacor Pharmaceuticals, Inc.*	3,132,518
28,038	Anthera Pharmaceuticals, Inc.*	103,180
12,684	Applied Genetic Technologies Corp.*	218,165
12,101	Aquinox Pharmaceuticals, Inc.*	99,591
24,314	Ardelyx, Inc.*	222,473
170,779	Arena Pharmaceuticals, Inc.*	309,110
133,726	ARIAD Pharmaceuticals, Inc.*	1,183,475
100,790	Array BioPharma, Inc.*	379,978
41,927	Arrowhead Pharmaceuticals, Inc.*	257,012
20,132	Atara Biotherapeutics, Inc.*	364,590
16,629	aTyr Pharma, Inc.*	55,042
18,633	Bellicum Pharmaceuticals, Inc.*	217,447
51,774	BioCryst Pharmaceuticals, Inc.*	175,514
104,158	Biogen, Inc.*	30,177,697
113,626	BioMarin Pharmaceutical, Inc.*	10,186,571
25,967	Bluebird Bio, Inc.*	1,175,007
19,059	Blueprint Medicines Corp.*	361,930
19,148	Cara Therapeutics, Inc.*	123,696
267,985	Celgene Corp.*	28,277,777
69,403	Celldex Therapeutics, Inc.*	317,866
31,035	ChemoCentryx, Inc.*	167,279
16,832	Chiasma, Inc.*	54,031
32,474	Chimerix, Inc.*	159,123
18,697	China Biologic Products, Inc.*	2,205,498
26,975	Clovis Oncology, Inc.*	453,989
27,500	Coherus Biosciences, Inc.*	512,875
15,528	Concert Pharmaceuticals, Inc.*	206,678
90,722	Curis, Inc.*	158,763
16,551	DBV Technologies S.A. (ADR)*	554,955
14,482	Dicerna Pharmaceuticals, Inc.*	53,873
Shares		Value
	Common Stocks (a) (continued)
10,992	Eagle Pharmaceuticals, Inc.*	$522,450
13,307	Enanta Pharmaceuticals, Inc.*	326,421
40,127	Epizyme, Inc.*	443,805
15,849	Esperion Therapeutics, Inc.*	271,335
160,458	Exelixis, Inc.*	1,041,372
43,647	FibroGen, Inc.*	814,453
19,341	Five Prime Therapeutics, Inc.*	884,271
15,148	Flexion Therapeutics, Inc.*	264,181
24,226	Foundation Medicine, Inc.*	456,660
22,883	Genomic Health, Inc.*	613,264
111,259	Geron Corp.*	329,327
309,695	Gilead Sciences, Inc.	26,962,047
106,783	Grifols S.A. (ADR)	1,765,123
90,751	Halozyme Therapeutics, Inc.*	912,955
14,165	Immune Design Corp.*	177,771
61,219	ImmunoGen, Inc.*	345,275
66,622	Immunomedics, Inc.*	322,450
131,633	Incyte Corp.*	11,111,142
34,692	Infinity Pharmaceuticals, Inc.*	183,868
18,575	Inotek Pharmaceuticals Corp.*	170,890
50,756	Inovio Pharmaceuticals, Inc.*	574,558
43,497	Insmed, Inc.*	513,265
50,282	Insys Therapeutics, Inc.*	786,913
17,159	Intercept Pharmaceuticals, Inc.*	2,545,709
84,843	Ionis Pharmaceuticals, Inc.*	1,925,088
89,623	Ironwood Pharmaceuticals, Inc.*	1,119,391
73,170	Juno Therapeutics, Inc.*	3,177,773
25,125	Karyopharm Therapeutics, Inc.*	240,446
34,340	Kite Pharma, Inc.*	1,759,925
72,863	Lexicon Pharmaceuticals, Inc.*	1,035,383
14,607	Ligand Pharmaceuticals, Inc.*	1,746,851
33,638	Lion Biotechnologies, Inc.*	198,464
24,276	MacroGenics, Inc.*	620,495
301,422	MannKind Corp.*	286,351
115,486	Medivation, Inc.*	6,982,284
89,769	Merrimack Pharmaceuticals, Inc.*	598,759
48,620	Momenta Pharmaceuticals, Inc.*	572,744
50,099	Myriad Genetics, Inc.*	1,697,855
57,111	NantKwest, Inc.*	435,186
60,795	Neurocrine Biosciences, Inc.*	3,018,472
20,292	NewLink Genetics Corp.*	238,025
190,072	Novavax, Inc.*	1,157,538
21,173	OncoMed Pharmaceuticals, Inc.*	313,572
66,753	Oncothyreon, Inc.*	77,433
24,787	Ophthotech Corp.*	1,331,062
24,227	Osiris Therapeutics, Inc.*	121,256
21,084	Otonomy, Inc.*	309,724
19,198	OvaScience, Inc.*	141,873
115,520	PDL BioPharma, Inc.	414,717
39,632	Portola Pharmaceuticals, Inc.*	1,089,087
49,088	Progenics Pharmaceuticals, Inc.*	246,667
21,137	Pronai Therapeutics, Inc.*	132,740

See accompanying notes to the financial statements.

186 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
24,143	Prothena Corp. PLC*	$1,171,901
24,102	PTC Therapeutics, Inc.*	196,672
30,246	Radius Health, Inc.*	1,096,720
59,943	Raptor Pharmaceutical Corp.*	331,485
67,657	Regeneron Pharmaceuticals, Inc.*	26,990,407
37,063	Regulus Therapeutics, Inc.*	227,567
23,228	Repligen Corp.*	556,543
25,672	Retrophin, Inc.*	456,448
62,251	Rigel Pharmaceuticals, Inc.*	160,608
22,515	Sage Therapeutics, Inc.*	740,969
49,481	Sangamo BioSciences, Inc.*	341,419
32,112	Sarepta Therapeutics, Inc.*	672,104
98,398	Seattle Genetics, Inc.*	3,978,231
27,466	Seres Therapeutics, Inc.*	835,790
19,031	Spark Therapeutics, Inc.*	1,064,784
47,939	Spectrum Pharmaceuticals, Inc.*	359,063
126,760	Synergy Pharmaceuticals, Inc.*	465,209
32,323	TESARO, Inc.*	1,496,555
15,879	Tokai Pharmaceuticals, Inc.*	115,123
35,718	Trevena, Inc.*	261,456
27,406	Ultragenyx Pharmaceutical, Inc.*	2,003,379
15,980	uniQure N.V.*	216,449
31,894	United Therapeutics Corp.*	3,797,619
30,307	Vanda Pharmaceuticals, Inc.*	315,193
20,645	Versartis, Inc.*	190,140
158,039	Vertex Pharmaceuticals, Inc.*	14,721,333
19,618	Vitae Pharmaceuticals, Inc.*	196,769
21,394	Vital Therapies, Inc.*	173,933
22,633	XBiotech, Inc.*	348,548
28,464	Xencor, Inc.*	402,196
19,150	Zafgen, Inc.*	135,199
		293,653,008
	Health Care Equipment & Supplies — 0.1%
68,304	Cerus Corp.*	379,770
	Life Sciences Tools & Services — 5.2%
24,962	Albany Molecular Research, Inc.*	362,448
26,152	Bio-Techne Corp.	2,873,582
35,482	Compugen Ltd.*	246,955
89,926	Illumina, Inc.*	13,023,983
37,955	INC Research Holdings, Inc., Class A*	1,651,422
30,338	Luminex Corp.*	624,659
13,719	NanoString Technologies, Inc.*	186,304
56,245	Pacific Biosciences of California, Inc.*	542,202
42,385	PRA Health Sciences, Inc.*	2,001,843
163,877	QIAGEN N.V.*	3,536,466
83,376	Sequenom, Inc.*	85,043
		25,134,907
Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 10.5%
18,540	Aerie Pharmaceuticals, Inc.*	$331,310
80,464	Akorn, Inc.*	2,405,069
19,239	Alcobra Ltd.*	102,351
31,656	Amphastar Pharmaceuticals, Inc.*	497,949
8,048	ANI Pharmaceuticals, Inc.*	435,799
24,613	Aratana Therapeutics, Inc.*	175,491
33,869	Cempra, Inc.*	636,399
16,517	Collegium Pharmaceutical, Inc.*	276,164
35,860	Concordia Healthcare Corp.	1,105,205
42,826	Depomed, Inc.*	874,935
21,038	Dermira, Inc.*	667,746
94,716	Durect Corp.*	110,818
17,613	Egalet Corp.*	100,746
156,250	Endo International PLC*	2,470,313
29,515	Endocyte, Inc.*	115,699
28,296	Flamel Technologies S.A. (ADR)*	301,069
12,616	Flex Pharma, Inc.*	157,826
21,488	Foamix Pharmaceuticals Ltd.*	156,648
10,762	GW Pharmaceuticals PLC (ADR)*	959,109
112,425	Horizon Pharma PLC*	1,937,083
51,056	Impax Laboratories, Inc.*	1,743,562
80,245	Innoviva, Inc.	905,164
43,024	Jazz Pharmaceuticals PLC*	6,520,717
10,174	KemPharm, Inc.*	72,134
48,951	Medicines Co. (The)*	1,841,047
299,764	Mylan N.V.*	12,991,772
93,840	Nektar Therapeutics*	1,448,890
11,210	Neos Therapeutics, Inc.*	117,481
15,146	Neuroderm Ltd.*	282,473
17,394	Ocular Therapeutix, Inc.*	208,728
27,510	Omeros Corp.*	321,867
102,355	Orexigen Therapeutics, Inc.*	40,942
26,057	Pacira Pharmaceuticals, Inc.*	1,211,911
30,454	Relypsa, Inc.*	581,671
19,729	Revance Therapeutics, Inc.*	404,445
23,056	Sagent Pharmaceuticals, Inc.*	298,345
34,720	SciClone Pharmaceuticals, Inc.*	491,288
25,509	Shire PLC (ADR)	4,748,755
31,869	Sucampo Pharmaceuticals, Inc., Class A*	374,779
34,400	Supernus Pharmaceuticals, Inc.*	671,144
37,180	Teligent, Inc.*	222,708
25,734	Tetraphase Pharmaceuticals, Inc.*	114,516
32,985	Theravance Biopharma, Inc.*	758,655
44,619	XenoPort, Inc.*	316,349
17,413	Zogenix, Inc.*	175,523
		50,682,595
	Total Common Stocks (Cost $436,957,665)	369,850,280

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 187

Principal Amount		Value
	Repurchase Agreements (a)(b) — 25.3%
$122,413,209	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $122,414,175	$122,413,209
	Total Repurchase Agreements (Cost $122,413,209)	122,413,209
	Total Investment Securities (Cost $559,370,874) — 101.8%	492,263,489
	Liabilities in excess of other assets — (1.8%)	(8,529,573)
	Net Assets — 100.0%	$483,733,916

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $230,350,900.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,661,757
Aggregate gross unrealized depreciation	(81,997,729)
Net unrealized depreciation	$(74,335,972)
Federal income tax cost of investments	$566,599,461

See accompanying notes to the financial statements.

188 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$17,676,033	11/07/16	Bank of America, N.A.	0.06%	iShares® Nasdaq Biotechnology ETF	$(1,576,959)
98,253,943	11/06/17	Bank of America, N.A.	0.49%	NASDAQ Biotechnology Index®	(18,561,751)
115,929,976					(20,138,710)	$20,105,634	$33,076	$—
20,790,973	11/06/17	Citibank, N.A.	0.56%	NASDAQ Biotechnology Index®	(5,767,739)	5,589,445	178,294	—
75,041,626	01/06/17	Credit Suisse International	0.64%	NASDAQ Biotechnology Index®	62,428,122	—	(61,490,000)	938,122
48,943,519	11/06/17	Deutsche Bank AG	0.51%	NASDAQ Biotechnology Index®	(60,946)
97,900,390	11/06/17	Deutsche Bank AG	(0.09)%	iShares® Nasdaq Biotechnology ETF	(12,507,986)
146,843,909					(12,568,932)	12,502,338	66,594	—
4,038,097	01/06/17	Goldman Sachs International	0.91%	NASDAQ Biotechnology Index®	(334,792)	334,792	—	—
11,694,439	11/06/17	Morgan Stanley & Co. International PLC	0.54%	NASDAQ Biotechnology Index®	(7,629,347)
12,116,661	11/06/17	Morgan Stanley & Co. International PLC	0.04%	iShares® Nasdaq Biotechnology ETF	(337,447)
23,811,100					(7,966,794)	7,925,550	41,244	—
205,186,717	07/06/17	Societe Generale	0.34%	NASDAQ Biotechnology Index®	(20,808,600)	20,684,649	123,951	—
8,454,417	11/06/17	UBS AG	0.44%	NASDAQ Biotechnology Index®	(3,690,488)	3,674,925	15,563	—
$600,096,815					$(8,847,933)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 189

Shares		Value
	Common Stocks (a) — 72.7%
	Auto Components — 3.2%
498	Autoliv, Inc.	$61,060
1,234	BorgWarner, Inc.	41,993
294	Cooper Tire & Rubber Co.	9,446
843	Dana Holding Corp.	10,133
1,565	Delphi Automotive PLC	106,358
1,628	Gentex Corp.	26,992
1,504	Goodyear Tire & Rubber Co. (The)	42,067
3,655	Johnson Controls, Inc.	161,368
424	Lear Corp.	50,354
327	Tenneco, Inc.*	17,567
191	Visteon Corp.	14,321
		541,659
	Automobiles — 4.5%
21,979	Ford Motor Co.	296,497
7,923	General Motors Co.	247,831
1,037	Harley-Davidson, Inc.	48,106
633	Tesla Motors, Inc.*	141,305
257	Thor Industries, Inc.	16,705
		750,444
	Beverages — 14.0%
157	Brown-Forman Corp., Class A	16,491
568	Brown-Forman Corp., Class B	55,704
21,968	Coca-Cola Co. (The)	979,773
993	Constellation Brands, Inc., Class A	152,078
1,056	Dr. Pepper Snapple Group, Inc.	96,519
1,035	Molson Coors Brewing Co., Class B	102,651
847	Monster Beverage Corp.*	127,050
8,149	PepsiCo, Inc.	824,434
		2,354,700
	Commercial Services & Supplies — 0.1%
337	Herman Miller, Inc.	10,670
248	HNI Corp.	11,425
		22,095
	Distributors — 1.0%
844	Genuine Parts Co.	81,800
1,726	LKQ Corp.*	57,079
237	Pool Corp.	21,702
		160,581
	Diversified Financial Services — 0.2%
1,878	Leucadia National Corp.	33,992
	Food Products — 12.5%
3,357	Archer-Daniels-Midland Co.	143,579
349	B&G Foods, Inc.	15,004
Shares		Value
	Common Stocks (a) (continued)
804	Bunge Ltd.	$53,924
1,015	Campbell Soup Co.	61,479
2,446	ConAgra Foods, Inc.	111,782
926	Darling Ingredients, Inc.*	14,214
517	Dean Foods Co.	9,451
1,054	Flowers Foods, Inc.	19,763
3,344	General Mills, Inc.	209,936
580	Hain Celestial Group, Inc. (The)*	28,675
807	Hershey Co. (The)	74,930
1,523	Hormel Foods Corp.	52,406
404	Ingredion, Inc.	47,434
675	J.M. Smucker Co. (The)	87,176
1,420	Kellogg Co.	105,605
3,353	Kraft Heinz Co. (The)	278,936
110	Lancaster Colony Corp.	13,335
652	McCormick & Co., Inc. (Non-Voting)	63,290
1,051	Mead Johnson Nutrition Co.	86,476
8,844	Mondelez International, Inc., Class A	393,470
618	Pinnacle Foods, Inc.	26,036
363	Post Holdings, Inc.*	27,592
8	Snyder's-Lance, Inc.	247
317	TreeHouse Foods, Inc.*	30,020
1,653	Tyson Foods, Inc., Class A	105,428
994	WhiteWave Foods Co. (The)*	44,382
		2,104,570
	Household Durables — 3.4%
1,854	D.R. Horton, Inc.	56,658
440	GoPro, Inc., Class A*	4,519
400	Harman International Industries, Inc.	31,296
764	Leggett & Platt, Inc.	38,399
1,015	Lennar Corp., Class A	46,253
56	Lennar Corp., Class B	2,050
358	Mohawk Industries, Inc.*	70,415
2,572	Newell Brands, Inc.	122,659
20	NVR, Inc.*	34,660
1,791	PulteGroup, Inc.	33,599
353	Tempur Sealy International, Inc.*	20,552
873	Toll Brothers, Inc.*	25,448
285	Tupperware Brands Corp.	16,125
437	Whirlpool Corp.	76,309
		578,942
	Household Products — 12.0%
731	Church & Dwight Co., Inc.	71,989
728	Clorox Co. (The)	93,577
5,032	Colgate-Palmolive Co.	354,303
347	Energizer Holdings, Inc.	16,424

See accompanying notes to the financial statements.

190 :: UGE ULTRA CONSUMER GOODS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
2,036	Kimberly-Clark Corp.	$258,653
14,952	Procter & Gamble Co. (The)	1,211,710
153	Spectrum Brands Holdings, Inc.	17,835
		2,024,491
	Leisure Products — 1.1%
514	Brunswick Corp.	24,605
632	Hasbro, Inc.	55,167
1,915	Mattel, Inc.	61,050
340	Polaris Industries, Inc.	28,907
343	Vista Outdoor, Inc.*	17,212
		186,941
	Machinery — 1.3%
322	Middleby Corp. (The)*	39,992
327	Snap-on, Inc.	52,915
859	Stanley Black & Decker, Inc.	97,222
300	WABCO Holdings, Inc.*	32,370
		222,499
	Personal Products — 1.1%
2,456	Avon Products, Inc.	9,578
336	Edgewell Personal Care Co.*	26,689
1,250	Estee Lauder Cos., Inc. (The), Class A	114,725
366	Herbalife Ltd.*	21,188
322	Nu Skin Enterprises, Inc., Class A	12,703
		184,883
	Software — 1.6%
2,858	Activision Blizzard, Inc.	112,205
1,744	Electronic Arts, Inc.*	133,852
479	Take-Two Interactive Software, Inc.*	18,638
		264,695
	Textiles, Apparel & Luxury Goods — 6.0%
291	Carter's, Inc.	29,257
1,567	Coach, Inc.	61,771
182	Deckers Outdoor Corp.*	9,571
234	Fossil Group, Inc.*	6,522
225	G-III Apparel Group Ltd.*	8,802
2,208	Hanesbrands, Inc.	59,771
722	Kate Spade & Co.*	15,783
616	lululemon athletica, Inc.*	40,059
1,011	Michael Kors Holdings Ltd.*	43,190
7,611	NIKE, Inc., Class B	420,279
463	PVH Corp.	43,429
327	Ralph Lauren Corp.	30,846
737	Skechers U.S.A., Inc., Class A*	22,972
312	Steven Madden Ltd.*	10,705
Shares		Value
	Common Stocks (a) (continued)
1,023	Under Armour, Inc., Class A*	$38,598
1,023	Under Armour, Inc., Class C*	35,774
1,914	VF Corp.	119,280
562	Wolverine World Wide, Inc.	10,234
		1,006,843
	Tobacco — 10.7%
11,037	Altria Group, Inc.	702,395
8,734	Philip Morris International, Inc.	861,871
4,668	Reynolds American, Inc.	231,999
		1,796,265
	Total Common Stocks (Cost $12,923,986)	12,233,600
Principal Amount
	Repurchase Agreements (a)(b) — 10.7%
$1,796,272	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,796,286	1,796,272
	Total Repurchase Agreements (Cost $1,796,272)	1,796,272
	Total Investment Securities (Cost $14,720,258) — 83.4%	14,029,872
	Other assets less liabilities — 16.6%	2,797,116
	Net Assets — 100.0%	$16,826,988

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $7,174,128.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,924
Aggregate gross unrealized depreciation	(838,242)
Net unrealized depreciation	$(822,318)
Federal income tax cost of investments	$14,852,190

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA CONSUMER GOODS UGE :: 191

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,322,216	01/08/18	Bank of America, N.A.	0.64%	Dow Jones U.S. Consumer GoodsSM Index	$104,587
3,560,083	03/06/17	Bank of America, N.A.	0.33%	iShares® U.S. Consumer Goods ETF	394,379
4,882,299					498,966	$(498,966)	$—	$—
10,324,923	01/08/18	Citibank, N.A.	0.71%	Dow Jones U.S. Consumer GoodsSM Index	205,109	(205,109)	—	—
439,634	11/07/16	Credit Suisse International	0.74%	Dow Jones U.S. Consumer GoodsSM Index	180,507	—	(180,507)	—
1,057,411	01/08/18	Deutsche Bank AG	0.51%	Dow Jones U.S. Consumer GoodsSM Index	829,934	—	(650,000)	179,934
607,807	11/06/17	Goldman Sachs International	0.91%	Dow Jones U.S. Consumer GoodsSM Index	58,299	—	—	58,299
648,922	01/08/18	Morgan Stanley & Co. International PLC	0.34%	Dow Jones U.S. Consumer GoodsSM Index	(89,226)
1,711,866	01/06/17	Morgan Stanley & Co. International PLC	(0.11)%	iShares® U.S. Consumer Goods ETF	251,011
2,360,788					161,785	(161,785)	—	—
709,355	01/08/18	Societe Generale	0.84%	Dow Jones U.S. Consumer GoodsSM Index	68,310	—	(10,000)	58,310
1,047,927	01/06/17	UBS AG	0.79%	Dow Jones U.S. Consumer GoodsSM Index	473,281	—	—	473,281
$21,430,144					$2,476,191

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

192 :: UGE ULTRA CONSUMER GOODS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.8%
	Airlines — 3.1%
807	Alaska Air Group, Inc.	$53,585
84	Allegiant Travel Co.	11,678
3,901	American Airlines Group, Inc.	124,481
5,036	Delta Air Lines, Inc.	218,864
2,076	JetBlue Airways Corp.*	37,223
4,127	Southwest Airlines Co.	175,315
462	Spirit Airlines, Inc.*	20,083
2,179	United Continental Holdings, Inc.*	98,251
		739,480
	Commercial Services & Supplies — 0.4%
660	Copart, Inc.*	32,677
888	KAR Auction Services, Inc.	36,443
609	Rollins, Inc.	17,308
		86,428
	Diversified Consumer Services — 0.7%
661	Apollo Education Group, Inc.*	6,074
369	DeVry Education Group, Inc.	6,679
27	Graham Holdings Co., Class B	13,445
304	Grand Canyon Education, Inc.*	12,695
1,525	H&R Block, Inc.	32,574
671	Houghton Mifflin Harcourt Co.*	11,541
1,259	Service Corp. International	34,497
875	ServiceMaster Global Holdings, Inc.*	33,460
338	Sotheby's	10,106
		161,071
	Electronic Equipment, Instruments & Components — 0.1%
318	Dolby Laboratories, Inc., Class A	15,089
	Food & Staples Retailing — 11.9%
254	Casey's General Stores, Inc.	30,533
2,846	Costco Wholesale Corp.	423,399
7,106	CVS Health Corp.	685,374
6,305	Kroger Co. (The)	225,467
6,767	Rite Aid Corp.*	52,106
914	Sprouts Farmers Market, Inc.*	22,631
3,395	Sysco Corp.	163,334
324	United Natural Foods, Inc.*	12,072
5,582	Walgreens Boots Alliance, Inc.	432,047
10,149	Wal-Mart Stores, Inc.	718,346
2,100	Whole Foods Market, Inc.	67,935
		2,833,244
	Health Care Providers & Services — 2.4%
1,238	AmerisourceBergen Corp.	92,825
2,131	Cardinal Health, Inc.	168,243
Shares		Value
	Common Stocks (a) (continued)
111	Chemed Corp.	$14,476
1,479	McKesson Corp.	270,864
523	VCA, Inc.*	33,958
		580,366
	Hotels, Restaurants & Leisure — 11.5%
1,462	Aramark	48,670
772	Bloomin' Brands, Inc.	14,707
369	Brinker International, Inc.	16,594
122	Buffalo Wild Wings, Inc.*	17,738
2,916	Carnival Corp.	139,210
292	Cheesecake Factory, Inc. (The)	14,562
195	Chipotle Mexican Grill, Inc.*	86,182
226	Choice Hotels International, Inc.	10,256
154	Cracker Barrel Old Country Store, Inc.	23,328
745	Darden Restaurants, Inc.	50,533
323	Domino's Pizza, Inc.	39,044
593	Dunkin' Brands Group, Inc.	25,671
3,385	Hilton Worldwide Holdings, Inc.	70,340
163	Hyatt Hotels Corp., Class A*	7,483
3	Interval Leisure Group, Inc.	47
96	J Alexander's Holdings, Inc.*	999
212	Jack in the Box, Inc.	18,062
2,367	Las Vegas Sands Corp.	109,450
1,230	Marriott International, Inc., Class A	81,229
162	Marriott Vacations Worldwide Corp.	9,817
5,831	McDonald's Corp.	711,732
3,061	MGM Resorts International*	69,944
1,018	Norwegian Cruise Line Holdings Ltd.*	47,245
148	Panera Bread Co., Class A*	32,434
1,096	Royal Caribbean Cruises Ltd.	84,820
554	Six Flags Entertainment Corp.	31,960
9,561	Starbucks Corp.	524,803
1,091	Starwood Hotels & Resorts Worldwide, Inc.	80,112
237	Vail Resorts, Inc.	31,106
1,416	Wendy's Co. (The)	14,557
728	Wyndham Worldwide Corp.	49,060
526	Wynn Resorts Ltd.	50,591
2,644	Yum! Brands, Inc.	217,046
		2,729,332
	Internet & Catalog Retail — 11.7%
2,497	Amazon.com, Inc.*	1,804,807
767	Expedia, Inc.	85,321
2,679	Groupon, Inc.*	9,484
206	HSN, Inc.	10,788
3,023	Liberty Interactive Corp. QVC Group, Class A*	81,561

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA CONSUMER SERVICES UCC :: 193

Shares		Value
	Common Stocks (a) (continued)
438	Liberty TripAdvisor Holdings, Inc., Class A*	$10,061
872	Liberty Ventures*	32,534
2,768	Netflix, Inc.*	283,914
321	Priceline Group, Inc. (The)*	405,850
224	Shutterfly, Inc.*	10,819
737	TripAdvisor, Inc.*	49,924
		2,785,063
	Internet Software & Services — 0.0% ‡
359	Yelp, Inc.*	9,402
	IT Services — 0.0% ‡
504	Acxiom Corp.*	10,675
	Media — 18.2%
395	AMC Networks, Inc., Class A*	25,256
28	Cable One, Inc.	13,720
1,438	Cablevision Systems Corp., Class A	49,870
2,729	CBS Corp. (Non-Voting), Class B	150,641
48	CBS Corp., Class A	2,807
1,340	Charter Communications, Inc., Class A*	293,362
681	Cinemark Holdings, Inc.	24,639
15,737	Comcast Corp., Class A	996,152
971	Discovery Communications, Inc., Class A*	27,042
1,538	Discovery Communications, Inc., Class C*	41,172
1,462	DISH Network Corp., Class A*	72,954
461	DreamWorks Animation SKG, Inc., Class A*	18,551
751	Gannett Co., Inc.	11,731
2,602	Interpublic Group of Cos., Inc. (The)	62,188
314	John Wiley & Sons, Inc., Class A	16,918
62	Liberty Braves Group, Class A*	965
209	Liberty Braves Group, Class C*	3,135
159	Liberty Broadband Corp., Class A*	9,190
424	Liberty Broadband Corp., Class C*	24,520
4,261	Liberty Global PLC*	153,950
108	Liberty Global PLC LiLAC, Class A*	4,437
243	Liberty Global PLC LiLAC, Class C*	10,378
1,839	Liberty Global PLC, Class A*	68,687
156	Liberty Media Group, Class A*	3,039
309	Liberty Media Group, Class C*	5,855
627	Liberty SiriusXM Group, Class A*	19,995
1,251	Liberty SiriusXM Group, Class C*	39,344
626	Lions Gate Entertainment Corp.	13,960
943	Live Nation Entertainment, Inc.*	22,773
Shares		Value
	Common Stocks (a) (continued)
131	Madison Square Garden Co. (The), Class A*	$21,946
245	Meredith Corp.	12,127
397	MSG Networks, Inc., Class A*	6,872
794	New York Times Co. (The), Class A	9,599
2,459	News Corp., Class A	29,410
696	News Corp., Class B	8,589
1,550	Omnicom Group, Inc.	129,161
439	Regal Entertainment Group, Class A	9,232
613	Scripps Networks Interactive, Inc., Class A	39,440
446	Sinclair Broadcast Group, Inc., Class A	14,107
13,844	Sirius XM Holdings, Inc.*	55,653
534	Starz, Class A*	14,418
1,421	TEGNA, Inc.	32,626
5,110	Time Warner, Inc.	386,623
678	Time, Inc.	10,760
519	Tribune Media Co., Class A	20,890
7,241	Twenty-First Century Fox, Inc., Class A	209,120
2,788	Twenty-First Century Fox, Inc., Class B	81,521
68	Viacom, Inc., Class A	3,278
2,241	Viacom, Inc., Class B	99,433
9,709	Walt Disney Co. (The)	963,327
		4,345,363
	Multiline Retail — 3.2%
320	Big Lots, Inc.	16,736
144	Dillard's, Inc., Class A	8,512
1,881	Dollar General Corp.	169,102
1,518	Dollar Tree, Inc.*	137,440
1,981	J.C. Penney Co., Inc.*	15,432
1,228	Kohl's Corp.	44,257
2,007	Macy's, Inc.	66,652
831	Nordstrom, Inc.	31,561
3,897	Target Corp.	268,036
		757,728
	Professional Services — 0.9%
233	Dun & Bradstreet Corp. (The)	29,568
440	IHS, Inc., Class A*	54,089
2,340	Nielsen Holdings PLC	124,932
		208,589
	Road & Rail — 0.2%
627	Avis Budget Group, Inc.*	18,810
2,530	Hertz Global Holdings, Inc.*	24,516
		43,326

See accompanying notes to the financial statements.

194 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Specialty Retail — 14.5%
417	Aaron's, Inc.	$10,467
434	Abercrombie & Fitch Co., Class A	8,632
476	Advance Auto Parts, Inc.	73,228
1,074	American Eagle Outfitters, Inc.	16,797
143	Asbury Automotive Group, Inc.*	8,022
1,103	Ascena Retail Group, Inc.*	7,964
479	AutoNation, Inc.*	24,161
196	AutoZone, Inc.*	149,391
1,059	Bed Bath & Beyond, Inc.*	47,390
1,823	Best Buy Co., Inc.	58,646
460	Burlington Stores, Inc.*	27,766
310	Cabela's, Inc.*	15,054
1,267	CarMax, Inc.*	67,987
865	Chico's FAS, Inc.	9,385
491	CST Brands, Inc.	18,624
581	Dick's Sporting Goods, Inc.	24,925
467	DSW, Inc., Class A	9,882
889	Foot Locker, Inc.	49,713
677	GameStop Corp., Class A	19,701
1,464	Gap, Inc. (The)	26,337
135	Genesco, Inc.*	8,721
442	GNC Holdings, Inc., Class A	11,514
136	Group 1 Automotive, Inc.	8,457
411	Guess?, Inc.	6,481
8,203	Home Depot, Inc. (The)	1,083,780
1,647	L Brands, Inc.	112,902
150	Lithia Motors, Inc., Class A	12,351
5,919	Lowe's Cos., Inc.	474,289
238	Murphy USA, Inc.*	16,182
3,195	Office Depot, Inc.*	11,438
629	O'Reilly Automotive, Inc.*	166,326
241	Restoration Hardware Holdings, Inc.*	8,016
2,619	Ross Stores, Inc.	139,855
981	Sally Beauty Holdings, Inc.*	28,174
515	Signet Jewelers Ltd.	50,970
4,177	Staples, Inc.	36,758
312	Tailored Brands, Inc.	4,302
722	Tiffany & Co.	44,735
4,332	TJX Cos., Inc. (The)	329,752
866	Tractor Supply Co.	83,223
411	Ulta Salon Cosmetics & Fragrance, Inc.*	95,767
561	Urban Outfitters, Inc.*	16,005
534	Williams-Sonoma, Inc.	28,323
		3,452,393
	Total Common Stocks (Cost $20,717,177)	18,757,549
No. of Rights		Value
	Rights — 0.0% ‡
27	Liberty Braves Group, expiring 06/16/16*	$59
	Total Rights (Cost $—)	59
Principal Amount
	Repurchase Agreements (a)(b) — 10.9%
$2,598,822	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,598,843	2,598,822
	Total Repurchase Agreements (Cost $2,598,822)	2,598,822
	Total Investment Securities (Cost $23,315,999) — 89.7%	21,356,430
	Other assets less liabilities — 10.3%	2,462,943
	Net Assets — 100.0%	$23,819,373

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $8,359,220.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,776
Aggregate gross unrealized depreciation	(2,288,508)
Net unrealized depreciation	$(2,140,732)
Federal income tax cost of investments	$23,497,162

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA CONSUMER SERVICES UCC :: 195

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,134,530	01/06/17	Bank of America, N.A.	0.69%	Dow Jones U.S. Consumer ServicesSM Index	$1,299
3,981,837	03/06/17	Bank of America, N.A.	0.33%	iShares® U.S. Consumer Services ETF	379,570
5,116,367					380,869	$(380,869)	$—	$—
14,871,586	11/06/17	Citibank, N.A.	0.71%	Dow Jones U.S. Consumer ServicesSM Index	522,516	(522,516)	—	—
1,051,119	11/06/17	Credit Suisse International	0.74%	Dow Jones U.S. Consumer ServicesSM Index	77,004	—	(713)	76,291
656,467	01/08/18	Deutsche Bank AG	0.21%	iShares® U.S. Consumer Services ETF	48,382
1,595,552	01/08/18	Deutsche Bank AG	0.61%	Dow Jones U.S. Consumer ServicesSM Index	695,030
2,252,019					743,412	—	(743,412)	—
575,593	01/08/18	Goldman Sachs International	0.44%	iShares® U.S. Consumer Services ETF	41,959
1,367,738	11/06/17	Goldman Sachs International	0.91%	Dow Jones U.S. Consumer ServicesSM Index	94,681
1,943,331					136,640	—	—	136,640
797,855	11/07/16	Morgan Stanley & Co. International PLC	(0.11)%	iShares® U.S. Consumer Services ETF	507,950
1,008,044	01/08/18	Morgan Stanley & Co. International PLC	0.34%	Dow Jones U.S. Consumer ServicesSM Index	(345,992)
1,805,899					161,958	(73,168)	—	88,790
1,018,617	11/06/17	Societe Generale	0.84%	Dow Jones U.S. Consumer ServicesSM Index	86,592	—	(10,000)	76,592
859,992	11/06/17	UBS AG	0.79%	Dow Jones U.S. Consumer ServicesSM Index	70,828	—	(70,828)	—
$28,918,930					$2,179,819

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

196 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.0%
59,631	Aflac, Inc. (Insurance)	0.6%	$4,141,969
53,710	Allstate Corp. (The) (Insurance)	0.5%	3,625,962
116,342	American Express Co. (Consumer Finance)	1.1%	7,650,650
163,196	American International Group, Inc. (Insurance)	1.4%	9,445,785
60,184	American Tower Corp. (Real Estate Investment Trusts)	0.9%	6,366,263
38,346	Aon PLC (Insurance)	0.6%	4,190,067
19,451	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.5%	3,498,846
1,466,005	Bank of America Corp. (Banks)	3.1%	21,682,214
152,739	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	6,424,202
115,277	BB&T Corp. (Banks)	0.6%	4,192,624
266,001	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.4%	37,383,783
17,923	BlackRock, Inc. (Capital Markets)	0.9%	6,521,284
21,807	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	2,739,613
74,876	Capital One Financial Corp. (Consumer Finance)	0.8%	5,483,918
170,611	Charles Schwab Corp. (The) (Capital Markets)	0.8%	5,217,284
65,430	Chubb Ltd. (Insurance)	1.2%	8,284,092
418,566	Citigroup, Inc. (Banks)	2.8%	19,492,619
48,047	CME Group, Inc. (Diversified Financial Services)	0.7%	4,703,321
47,388	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	4,303,304
58,807	Discover Financial Services (Consumer Finance)	0.5%	3,340,826
9,782	Equinix, Inc. (Real Estate Investment Trusts)	0.5%	3,541,084
51,842	Equity Residential (Real Estate Investment Trusts)	0.5%	3,587,985
55,767	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.3%	8,893,721
56,319	Hartford Financial Services Group, Inc. (The) (Insurance)	0.4%	2,543,929
16,879	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.7%	4,576,235
521,094	JPMorgan Chase & Co. (Banks)	4.9%	34,011,805
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
22,588	M&T Bank Corp. (Banks)	0.4%	$2,699,266
74,002	Marsh & McLennan Cos., Inc. (Insurance)	0.7%	4,889,312
139,214	MasterCard, Inc., Class A (IT Services)	2.0%	13,350,622
155,702	MetLife, Inc. (Insurance)	1.0%	7,092,226
216,896	Morgan Stanley (Capital Markets)	0.9%	5,936,444
71,146	PNC Financial Services Group, Inc. (The) (Banks)	0.9%	6,384,642
82,961	Progressive Corp. (The) (Insurance)	0.4%	2,762,601
74,506	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	3,541,270
63,322	Prudential Financial, Inc. (Insurance)	0.7%	5,018,269
20,910	Public Storage (Real Estate Investment Trusts)	0.8%	5,305,076
37,667	S&P Global, Inc. (Diversified Financial Services)	0.6%	4,211,547
43,930	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.3%	8,682,325
56,793	State Street Corp. (Capital Markets)	0.5%	3,581,367
71,699	SunTrust Banks, Inc. (Banks)	0.5%	3,141,850
118,385	Synchrony Financial* (Consumer Finance)	0.5%	3,693,612
35,236	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	2,715,286
41,880	Travelers Cos., Inc. (The) (Insurance)	0.7%	4,780,183
231,860	U.S. Bancorp (Banks)	1.4%	9,928,245
47,714	Ventas, Inc. (Real Estate Investment Trusts)	0.5%	3,164,870
272,473	Visa, Inc., Class A (IT Services)	3.1%	21,509,019
655,908	Wells Fargo & Co. (Banks)	4.8%	33,267,654
50,422	Welltower, Inc. (Real Estate Investment Trusts)	0.5%	3,474,580
106,068	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.5%	3,341,142
5,645,212	Other Common Stocks	24.8%	171,608,770
	Total Common Stocks (Cost $502,673,274)		559,923,563
	Master Limited Partnership (a) — 0.1%
	Capital Markets — 0.1%
18,424	Lazard Ltd., Class A	0.1%	648,156
	Total Master Limited Partnership (Cost $1,002,129)		648,156
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA FINANCIALS UYG :: 197

Principal Amount		Value
	U.S. Government & Agency Security (a) — 15.8%
	U.S. Treasury Bills
$31,000,000	0.00%, due 07/14/16	$30,988,892
28,000,000	0.00%, due 08/04/16	27,986,868
21,000,000	0.00%, due 08/11/16	20,988,912
4,500,000	0.00%, due 08/25/16	4,496,967
12,000,000	0.00%, due 09/15/16	11,988,924
13,000,000	0.00%, due 09/22/16	12,986,896
	Total U.S. Government & Agency Securities (Cost 109,443,385)	109,437,459
	Repurchase Agreements (a)(b) — 5.3%
36,666,099	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $36,666,388	36,666,099
	Total Repurchase Agreements (Cost $36,666,099)	36,666,099
	Total Investment Securities (Cost $649,784,887) — 102.2%	706,675,277
	Liabilities in excess of other assets — (2.2%)	(15,485,286)
	Net Assets — 100.0%	$691,189,991

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $177,239,028.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,290,526
Aggregate gross unrealized depreciation	(25,819,473)
Net unrealized appreciation	$55,471,053
Federal income tax cost of investments	$651,204,224

See accompanying notes to the financial statements.

198 :: UYG ULTRA FINANCIALS :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Financials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$35,196,407	11/06/17	Bank of America, N.A.	0.69%	Dow Jones U.S. FinancialsSM Index	$(3,023,556)
140,860,193	11/06/17	Bank of America, N.A.	0.38%	iShares® U.S. Financials ETF	3,341,382
176,056,600					317,826	$(317,826)	$—	$—
42,018,123	11/06/17	Citibank, N.A.	1.11%	Dow Jones U.S. FinancialsSM Index	(839,114)	380,842	458,272	—
20,505,879	11/06/17	Credit Suisse International	0.89%	Dow Jones U.S. FinancialsSM Index	(984,942)	867,045	117,897	—
402,699,504	11/06/17	Deutsche Bank AG	0.56%	Dow Jones U.S. FinancialsSM Index	19,513,108	—	(19,513,108)	—
27,321,080	01/08/18	Goldman Sachs International	0.91%	Dow Jones U.S. FinancialsSM Index	3,441,754	(3,441,754)	—	—
25,102,598	11/06/17	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Financials ETF	(2,043,889)
34,709,638	11/06/17	Morgan Stanley & Co. International PLC	0.84%	Dow Jones U.S. FinancialsSM Index	(2,027,895)
59,812,236					(4,071,784)	3,679,099	392,685	—
				Dow Jones U.S.
82,758,033	11/06/17	Societe Generale	0.94%	FinancialsSM Index	(7,281,764)	6,985,940	295,824	—
13,570,269	11/06/17	UBS AG	0.69%	Dow Jones U.S. FinancialsSM Index	(28,582,722)	27,644,321	938,401	—
$824,741,724					$(18,487,638)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA FINANCIALS UYG :: 199

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2016:

Banks	24.0%
Capital Markets	8.3%
Consumer Finance	3.3%
Diversified Financial Services	8.5%
Insurance	13.1%
IT Services	5.3%
Real Estate Investment Trusts	17.7%
Real Estate Management & Development	0.5%
Thrifts & Mortgage Finance	0.3%
Other[1]	19.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

200 :: UYG ULTRA FINANCIALS :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company — 44.8%
	Mutual Funds — 44.8%
147,731	VanEck Vectors Gold Miners ETF	$3,335,766
	Total Investment Company (Cost $2,732,423)	3,335,766
Principal Amount
	Repurchase Agreements (a) — 12.9%
$957,069	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $957,077	957,069
	Total Repurchase Agreements (Cost $957,069)	957,069
	Total Investment Securities (Cost $3,689,492) — 57.7%	4,292,835
	Other assets less liabilities — 42.3%	3,147,579
	Net Assets — 100.0%	$7,440,414

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603,343
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$603,343
Federal income tax cost of investments	$3,689,492

Swap Agreements1,5

Ultra Gold Miners had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,983,172	11/07/16	Bank of America, N.A.	0.94%	VanEck Vectors Gold Miners ETF	$659,923	$(659,923)	$—	$—
111,635	11/07/16	Deutsche Bank AG	0.86%	VanEck Vectors Gold Miners ETF	(337,201)	—	250,000	(87,201)
1,031,989	11/06/17	Goldman Sachs International	0.96%	VanEck Vectors Gold Miners ETF	(16,222)	—	16,222	—
832,338	11/07/16	Morgan Stanley & Co. International PLC	1.34%	VanEck Vectors Gold Miners ETF	236,882	—	(236,882)	—
3,071,882	11/07/16	Societe Generale	0.94%	VanEck Vectors Gold Miners ETF	(179,257)	—	—	(179,257)
2,545,416	11/07/16	UBS AG	0.89%	VanEck Vectors Gold Miners ETF	1,005,334	(905,334)	(100,000)	—
$11,576,432					$1,369,459

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA GOLD MINERS GDXX :: 201

Shares		Value
	Investment Company — 70.3%
	Mutual Funds — 70.3%
70,579	VanEck Vectors Junior Gold Miners ETF	$2,392,628
	Total Investment Company (Cost $2,468,045)	2,392,628
Principal Amount
	Repurchase Agreements (a) — 66.8%
$2,275,817	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,275,836	2,275,817
	Total Repurchase Agreements (Cost $2,275,817)	2,275,817
	Total Investment Securities (Cost $4,743,862) — 137.1%	4,668,445
	Liabilities in excess of other assets — (37.1%)	(1,263,811)
	Net Assets — 100.0%	$3,404,634

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(75,417)
Net unrealized depreciation	$(75,417)
Federal income tax cost of investments	$4,743,862

Swap Agreements1,5

Ultra Junior Miners had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$502,488	11/07/16	Bank of America, N.A.	0.94%	VanEck Vectors Junior Gold Miners ETF	$6,662	$—	$—	$6,662
2,307,243	11/06/17	Deutsche Bank AG	0.91%	VanEck Vectors Junior Gold Miners ETF	(149,341)	—	50,000	(99,341)
212,027	11/06/17	Goldman Sachs International	0.76%	VanEck Vectors Junior Gold Miners ETF	(171,306)	—	171,306	—
156,907	01/06/17	Morgan Stanley & Co. International PLC	1.34%	VanEck Vectors Junior Gold Miners ETF	(69,486)	—	69,486	—
86,841	11/07/16	Societe Generale	0.94%	VanEck Vectors Junior Gold Miners ETF	36,546	—	—	36,546
1,150,093	11/06/17	UBS AG	0.89%	VanEck Vectors Junior Gold Miners ETF	(24,511)	—	24,511	—
$4,415,599					$(371,436)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

202 :: GDJJ ULTRA JUNIOR MINERS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA JUNIOR MINERS GDJJ :: 203

Shares		Value
	Common Stocks (a) — 63.5%
	Biotechnology — 13.6%
1,712	ACADIA Pharmaceuticals, Inc.*	$60,656
511	Agios Pharmaceuticals, Inc.*	28,590
4,391	Alexion Pharmaceuticals, Inc.*	662,602
2,936	Alkermes PLC*	136,260
1,443	Alnylam Pharmaceuticals, Inc.*	103,492
14,658	Amgen, Inc.	2,315,231
862	Anacor Pharmaceuticals, Inc.*	85,597
13,275	Baxalta, Inc.	600,428
4,261	Biogen, Inc.*	1,234,540
3,146	BioMarin Pharmaceutical, Inc.*	282,039
723	Bluebird Bio, Inc.*	32,716
15,234	Celgene Corp.*	1,607,492
1,410	Cepheid, Inc.*	39,494
655	Clovis Oncology, Inc.*	11,024
26,639	Gilead Sciences, Inc.	2,319,191
2,126	Halozyme Therapeutics, Inc.*	21,388
3,320	Incyte Corp.*	280,241
335	Intercept Pharmaceuticals, Inc.*	49,701
975	Intrexon Corp.*	29,971
2,339	Ionis Pharmaceuticals, Inc.*	53,072
1,443	Juno Therapeutics, Inc.*	62,669
825	Kite Pharma, Inc.*	42,281
6,045	MannKind Corp.*	5,743
3,189	Medivation, Inc.*	192,807
1,389	Myriad Genetics, Inc.*	47,073
1,550	Neurocrine Biosciences, Inc.*	76,957
5,259	Novavax, Inc.*	32,027
6,270	OPKO Health, Inc.*	66,650
1,100	Portola Pharmaceuticals, Inc.*	30,228
429	Puma Biotechnology, Inc.*	16,212
661	Radius Health, Inc.*	23,968
1,523	Regeneron Pharmaceuticals, Inc.*	607,570
2,100	Seattle Genetics, Inc.*	84,903
686	Ultragenyx Pharmaceutical, Inc.*	50,147
884	United Therapeutics Corp.*	105,258
4,801	Vertex Pharmaceuticals, Inc.*	447,213
		11,845,431
	Commercial Services & Supplies — 0.1%
1,406	Healthcare Services Group, Inc.	54,834
	Health Care Equipment & Supplies — 11.2%
28,712	Abbott Laboratories	1,137,856
760	Abiomed, Inc.*	75,476
1,681	Alere, Inc.*	72,199
1,413	Align Technology, Inc.*	111,387
10,677	Baxter International, Inc.	460,819
4,127	Becton, Dickinson and Co.	686,939
26,279	Boston Scientific Corp.*	596,796
1,435	C.R. Bard, Inc.	314,322
Shares		Value
	Common Stocks (a) (continued)
943	Cooper Cos., Inc. (The)	$153,530
4,701	DENTSPLY SIRONA, Inc.	292,214
1,594	DexCom, Inc.*	102,797
4,184	Edwards Lifesciences Corp.*	412,124
991	Haemonetics Corp.*	27,748
909	Halyard Health, Inc.*	28,261
1,106	Hill-Rom Holdings, Inc.	54,338
4,813	Hologic, Inc.*	165,615
1,746	IDEXX Laboratories, Inc.*	152,897
726	Intuitive Surgical, Inc.*	460,799
27,404	Medtronic PLC	2,205,474
967	NuVasive, Inc.*	52,576
2,729	ResMed, Inc.	161,175
5,527	St. Jude Medical, Inc.	433,096
1,672	STERIS PLC	116,087
6,105	Stryker Corp.	678,632
811	Teleflex, Inc.	130,652
1,861	Varian Medical Systems, Inc.*	154,072
1,410	West Pharmaceutical Services, Inc.	105,863
3,488	Zimmer Biomet Holdings, Inc.	425,920
		9,769,664
	Health Care Providers & Services — 10.2%
1,445	Acadia Healthcare Co., Inc.*	85,067
6,813	Aetna, Inc.	771,436
1,043	Amsurg Corp.*	78,006
5,093	Anthem, Inc.	673,091
3,599	Brookdale Senior Living, Inc.*	64,566
3,309	Centene Corp.*	206,316
4,984	Cigna Corp.	638,500
2,196	Community Health Systems, Inc.*	29,514
3,228	DaVita HealthCare Partners, Inc.*	249,589
3,637	Envision Healthcare Holdings, Inc.*	90,234
12,332	Express Scripts Holding Co.*	931,683
5,956	HCA Holdings, Inc.*	464,687
1,781	HealthSouth Corp.	71,810
1,599	Henry Schein, Inc.*	277,794
2,890	Humana, Inc.	498,554
1,984	Laboratory Corp. of America Holdings*	253,853
839	LifePoint Health, Inc.*	55,617
480	Magellan Health, Inc.*	31,800
1,829	MEDNAX, Inc.*	125,195
800	Molina Healthcare, Inc.*	38,744
1,220	Owens & Minor, Inc.	45,494
1,628	Patterson Cos., Inc.	79,463
2,782	Quest Diagnostics, Inc.	214,687
548	Quorum Health Corp.*	7,264
1,416	Team Health Holdings, Inc.*	67,926
1,918	Tenet Healthcare Corp.*	55,507
18,529	UnitedHealth Group, Inc.	2,476,772

See accompanying notes to the financial statements.

204 :: RXL ULTRA HEALTH CARE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
1,763	Universal Health Services, Inc., Class B	$237,758
862	WellCare Health Plans, Inc.*	87,424
		8,908,351
	Life Sciences Tools & Services — 2.6%
404	Bio-Rad Laboratories, Inc., Class A*	60,136
725	Bio-Techne Corp.	79,663
2,161	Bruker Corp.	57,050
912	Charles River Laboratories International, Inc.*	78,368
2,864	Illumina, Inc.*	414,793
1,046	PAREXEL International Corp.*	65,783
1,873	Quintiles Transnational Holdings, Inc.*	127,158
7,721	Thermo Fisher Scientific, Inc.	1,171,816
1,583	Waters Corp.*	217,742
		2,272,509
	Pharmaceuticals — 25.8%
31,401	AbbVie, Inc.	1,976,065
1,563	Akorn, Inc.*	46,718
7,691	Allergan PLC*	1,813,153
32,535	Bristol-Myers Squibb Co.	2,332,759
1,914	Catalent, Inc.*	53,822
18,969	Eli Lilly & Co.	1,423,244
3,986	Endo International PLC*	63,019
2,826	Horizon Pharma PLC*	48,692
1,329	Impax Laboratories, Inc.*	45,385
1,601	Innoviva, Inc.	18,059
1,192	Jazz Pharmaceuticals PLC*	180,659
53,778	Johnson & Johnson	6,060,243
2,180	Mallinckrodt PLC*	138,125
54,085	Merck & Co., Inc.	3,042,822
8,032	Mylan N.V.*	348,107
722	Pacira Pharmaceuticals, Inc.*	33,580
2,853	Perrigo Co. PLC	273,432
117,871	Pfizer, Inc.	4,090,124
8,912	Zoetis, Inc.	422,607
		22,410,615
	Total Common Stocks (Cost $56,829,122)	55,261,404
No. of Rights		Value
	Rights — 0.0% ‡
5,189	Dyax Corp. (CVR)*^(c)	$5,760
	Total Rights (Cost $—)	5,760
Principal Amount
	Repurchase Agreements (a)(b) — 7.9%
$6,918,727	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,918,783	6,918,727
	Total Repurchase Agreements (Cost $6,918,727)	6,918,727
	Total Investment Securities (Cost $63,747,849) — 71.4%	62,185,891
	Other assets less liabilities — 28.6%	24,887,060
	Net Assets — 100.0%	$87,072,951

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $5,760 or 0.01% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $4,976,806.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,145,946
Aggregate gross unrealized depreciation	(5,155,852)
Net unrealized depreciation	$(2,009,906)
Federal income tax cost of investments	$64,195,797

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA HEALTH CARE RXL :: 205

Swap Agreements1

Ultra Health Care had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$89,476	01/08/18	Bank of America, N.A.	0.33%	iShares® U.S. Healthcare ETF	$(2,751)
6,870,711	01/08/18	Bank of America, N.A.	0.64%	Dow Jones U.S. Health CareSM Index	6,848,549
6,960,187					6,845,798	$(6,705,709)	$—	$140,089
461,932	01/08/18	Citibank, N.A.	0.71%	Dow Jones U.S. Health CareSM Index	(29,334)	10,391	18,943	—
7,700,764	11/07/16	Credit Suisse International	0.74%	Dow Jones U.S. Health CareSM Index	7,816,417	—	(7,560,006)	256,411
142,290	11/06/17	Deutsche Bank AG	0.21%	iShares® U.S. Healthcare ETF	(65,717)
1,158,626	11/06/17	Deutsche Bank AG	1.01%	Dow Jones U.S. Health CareSM Index	97,957
1,300,916					32,240	—	(2)	32,238
141,390	01/08/18	Goldman Sachs International	0.44%	iShares® U.S. Healthcare ETF	49,133
287,973	01/08/18	Goldman Sachs International	0.91%	Dow Jones U.S. Health CareSM Index	1,662
429,363					50,795	—	—	50,795
142,756	11/07/16	Morgan Stanley & Co. International PLC	0.74%	iShares® U.S. Healthcare ETF	37,090
4,797,599	01/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. Health CareSM Index	4,988,301
4,940,355					5,025,391	(5,025,391)	—	—
94,699,042	11/06/17	Societe Generale	0.84%	Dow Jones U.S. Health CareSM Index	4,695,057	—	(4,695,057)	—
2,685,648	11/06/17	UBS AG	0.74%	Dow Jones U.S. Health CareSM Index	(36,444)	21,288	15,156	—
$119,178,207					$24,399,920

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

206 :: RXL ULTRA HEALTH CARE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 85.1%
	Building Products — 13.6%
95	American Woodmark Corp.*	$7,672
748	Builders FirstSource, Inc.*	8,796
250	Fortune Brands Home & Security, Inc.	14,668
86	Lennox International, Inc.	11,812
462	Masco Corp.	15,080
133	Masonite International Corp.*	9,287
246	Owens Corning	12,563
578	PGT, Inc.*	6,196
343	Quanex Building Products Corp.	6,833
209	Simpson Manufacturing Co., Inc.	8,270
162	Trex Co., Inc.*	7,318
97	Universal Forest Products, Inc.	8,142
378	USG Corp.*	10,909
		127,546
	Chemicals — 1.9%
63	Sherwin-Williams Co. (The)	18,339
	Construction Materials — 1.3%
151	Eagle Materials, Inc.	11,826
	Household Durables — 58.0%
485	Beazer Homes USA, Inc.*	3,807
912	CalAtlantic Group, Inc.	33,735
122	Cavco Industries, Inc.*	12,117
3,072	D.R. Horton, Inc.	93,881
206	Ethan Allen Interiors, Inc.	6,957
2,317	Hovnanian Enterprises, Inc., Class A*	4,402
1,154	KB Home	16,087
255	Leggett & Platt, Inc.	12,816
1,720	Lennar Corp., Class A	78,380
167	Lennar Corp., Class B	6,112
396	M/I Homes, Inc.*	7,476
553	MDC Holdings, Inc.	12,852
493	Meritage Homes Corp.*	17,990
79	Mohawk Industries, Inc.*	15,539
37	NVR, Inc.*	64,121
3,232	PulteGroup, Inc.	60,632
531	Taylor Morrison Home Corp., Class A*	7,912
1,662	Toll Brothers, Inc.*	48,447
519	TopBuild Corp.*	18,757
1,870	TRI Pointe Group, Inc.*	21,804
		543,824
	Paper & Forest Products — 1.0%
539	Louisiana-Pacific Corp.*	9,853
Shares		Value
	Common Stocks (a) (continued)
	Specialty Retail — 7.1%
255	Home Depot, Inc. (The)	$33,691
343	Lowe's Cos., Inc.	27,484
397	Lumber Liquidators Holdings, Inc.*	5,201
		66,376
	Trading Companies & Distributors — 2.2%
247	Beacon Roofing Supply, Inc.*	10,658
76	Watsco, Inc.	10,202
		20,860
	Total Common Stocks (Cost $774,044)	798,624
Principal Amount
	Repurchase Agreements (a)(b) — 22.8%
$213,974	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $213,974	213,974
	Total Repurchase Agreements (Cost $213,974)	213,974
	Total Investment Securities (Cost $988,018) — 107.9%	1,012,598
	Liabilities in excess of other assets — (7.9%)	(74,301)
	Net Assets — 100.0%	$938,297

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $609,093.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,677
Aggregate gross unrealized depreciation	(50,772)
Net unrealized appreciation	$20,905
Federal income tax cost of investments	$991,693

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA HOMEBUILDERS & SUPPLIES HBU :: 207

Swap Agreements1

Ultra Homebuilders & Supplies had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$88,080	11/06/17	Bank of America, N.A.	1.09%	Dow Jones U.S. Select Home Construction Index	$23,037	$—	$—	$23,037
269,298	11/07/16	Deutsche Bank AG	0.86%	Dow Jones U.S. Select Home Construction Index	(64,520)	—	—	(64,520)
195,936	01/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. Select Home Construction Index	(3,585)	—	—	(3,585)
367,421	11/07/16	Societe Generale	0.84%	Dow Jones U.S. Select Home Construction Index	(98,186)	76,544	21,642	—
162,372	11/07/16	UBS AG	0.79%	Dow Jones U.S. Select Home Construction Index	30,631	—	—	30,631
$1,083,107					$(112,623)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

208 :: HBU ULTRA HOMEBUILDERS & SUPPLIES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.9%
2,946	3M Co. (Industrial Conglomerates)	2.8%	$495,871
3,057	Accenture PLC, Class A (IT Services)	2.0%	363,691
1,596	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.4%	73,241
289	Alliance Data Systems Corp.* (IT Services)	0.4%	64,213
1,500	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	88,080
2,227	Automatic Data Processing, Inc. (IT Services)	1.1%	195,620
3,032	Boeing Co. (The) (Aerospace & Defense)	2.1%	382,487
2,835	Caterpillar, Inc. (Machinery)	1.1%	205,566
4,689	CSX Corp. (Road & Rail)	0.7%	123,930
789	Cummins, Inc. (Machinery)	0.5%	90,317
2,911	Danaher Corp. (Industrial Conglomerates)	1.6%	286,326
1,458	Deere & Co. (Machinery)	0.7%	119,979
2,234	Eaton Corp. PLC (Electrical Equipment)	0.8%	137,681
3,131	Emerson Electric Co. (Electrical Equipment)	0.9%	162,875
578	Equifax, Inc. (Professional Services)	0.4%	72,672
1,405	Fastenal Co. (Trading Companies & Distributors)	0.4%	64,672
1,248	FedEx Corp. (Air Freight & Logistics)	1.2%	205,883
1,344	Fidelity National Information Services, Inc. (IT Services)	0.6%	99,819
1,085	Fiserv, Inc.* (IT Services)	0.6%	114,283
1,424	General Dynamics Corp. (Aerospace & Defense)	1.1%	202,023
45,429	General Electric Co. (Industrial Conglomerates)	7.6%	1,373,321
750	Global Payments, Inc. (IT Services)	0.3%	58,268
3,746	Honeywell International, Inc. (Aerospace & Defense)	2.4%	426,407
1,594	Illinois Tool Works, Inc. (Machinery)	0.9%	169,012
1,251	Ingersoll-Rand PLC (Machinery)	0.5%	83,579
2,002	International Paper Co. (Containers & Packaging)	0.5%	84,404
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
562	LinkedIn Corp., Class A* (Internet Software & Services)	0.4%	$76,713
1,279	Lockheed Martin Corp. (Aerospace & Defense)	1.7%	302,138
313	Martin Marietta Materials, Inc. (Construction Materials)	0.4%	59,169
1,452	Norfolk Southern Corp. (Road & Rail)	0.7%	122,055
881	Northrop Grumman Corp. (Aerospace & Defense)	1.0%	187,362
1,711	PACCAR, Inc. (Machinery)	0.5%	95,388
658	Parker-Hannifin Corp. (Machinery)	0.4%	75,565
1,564	Paychex, Inc. (IT Services)	0.5%	84,800
5,417	PayPal Holdings, Inc.* (IT Services)	1.1%	204,708
1,456	Raytheon Co. (Aerospace & Defense)	1.1%	188,799
640	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	74,272
492	Roper Technologies, Inc. (Industrial Conglomerates)	0.5%	84,171
382	Sherwin-Williams Co. (The) (Chemicals)	0.6%	111,196
1,800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	108,000
261	TransDigm Group, Inc.* (Aerospace & Defense)	0.4%	68,784
2,067	Tyco International PLC (Commercial Services & Supplies)	0.5%	88,096
4,121	Union Pacific Corp. (Road & Rail)	1.9%	346,947
3,360	United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.9%	346,382
3,787	United Technologies Corp. (Aerospace & Defense)	2.1%	380,896
753	Verisk Analytics, Inc.* (Professional Services)	0.3%	59,781
648	Vulcan Materials Co. (Construction Materials)	0.4%	75,654
277	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.4%	63,253
2,018	Waste Management, Inc. (Commercial Services & Supplies)	0.7%	122,997
80,608	Other Common Stocks	20.3%	3,646,639
	Total Common Stocks (Cost $13,628,921)		12,717,985

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA INDUSTRIALS UXI :: 209

Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.2%
$2,916,058	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,916,080	$2,916,058
	Total Repurchase Agreements (Cost $2,916,058)	2,916,058
	Total Investment Securities (Cost $16,544,979) — 87.1%	15,634,043
	Other assets less liabilities — 12.9%	2,318,175
	Net Assets — 100.0%	$17,952,218

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $5,979,484.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,123
Aggregate gross unrealized depreciation	(1,006,966)
Net unrealized depreciation	$(883,843)
Federal income tax cost of investments	$16,517,886

Swap Agreements1

Ultra Industrials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$482,115	11/07/16	Bank of America, N.A.	0.33%	iShares® U.S. Industrials ETF	$465,279
1,505,067	01/08/18	Bank of America, N.A.	0.64%	Dow Jones U.S. IndustrialsSM Index	7,359
1,987,182					472,638	$(469,287)	$—	$3,351
469,684	11/07/17	Citibank, N.A.	0.71%	Dow Jones U.S. IndustrialsSM Index	404,652	(368,438)	—	36,214
12,431,625	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. IndustrialsSM Index	180,797	—	(588)	180,209
495,021	11/06/17	Deutsche Bank AG	0.81%	Dow Jones U.S. IndustrialsSM Index	178,953
1,635,421	01/06/17	Deutsche Bank AG	0.21%	iShares® U.S. Industrials ETF	27,257
2,130,442					206,210	—	(206,210)	—
263,758	01/08/18	Goldman Sachs International	0.91%	Dow Jones U.S. IndustrialsSM Index	37,148	—	—	37,148
310,404	11/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. IndustrialsSM Index	94,567
4,003,551	11/07/16	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Industrials ETF	154,785
4,313,955					249,352	(136,019)	—	113,333
698,296	01/08/18	Societe Generale	0.84%	Dow Jones U.S. IndustrialsSM Index	230,981	—	(20,000)	210,981
				Dow Jones U.S.
916,372	11/06/17	UBS AG	0.74%	IndustrialsSM Index	152,931	—	—	152,931
$23,211,314					$1,934,709

See accompanying notes to the financial statements.

210 :: UXI ULTRA INDUSTRIALS :: MAY 31, 2016 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2016:

Aerospace & Defense	14.1%
Air Freight & Logistics	3.7%
Building Products	1.3%
Chemicals	0.8%
Commercial Services & Supplies	2.4%
Construction & Engineering	0.9%
Construction Materials	0.9%
Containers & Packaging	2.6%
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.8%
Industrial Conglomerates	12.7%
Internet Software & Services	0.6%
IT Services	8.7%
Life Sciences Tools & Services	0.9%
Machinery	7.9%
Marine	0.1%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.2%
Road & Rail	4.2%
Trading Companies & Distributors	1.6%
Transportation Infrastructure	0.1%
Other[1]	29.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA INDUSTRIALS UXI :: 211

Shares		Value
	Common Stocks (a) — 80.5%
	Electric Utilities — 0.3%
16,876	OGE Energy Corp.	$509,486
	Electrical Equipment — 0.1%
5,047	SolarCity Corp.*	113,002
	Energy Equipment & Services — 13.0%
5,871	Archrock, Inc.	44,796
4,924	Atwood Oceanics, Inc.	52,539
37,002	Baker Hughes, Inc.	1,716,153
2,958	Bristow Group, Inc.	39,667
3,578	Core Laboratories N.V.	433,833
5,447	Diamond Offshore Drilling, Inc.	140,642
3,209	Dril-Quip, Inc.*	195,845
24,707	Ensco PLC, Class A	244,352
2,965	Exterran Corp.*	37,151
19,177	FMC Technologies, Inc.*	522,190
72,539	Halliburton Co.	3,059,695
9,129	Helmerich & Payne, Inc.	558,238
23,799	Nabors Industries Ltd.	223,711
31,762	National Oilwell Varco, Inc.	1,046,558
20,553	Noble Corp. PLC	171,412
8,269	Oceaneering International, Inc.	273,373
4,351	Oil States International, Inc.*	142,974
12,436	Patterson-UTI Energy, Inc.	231,434
10,550	Rowan Cos. PLC, Class A	178,611
117,792	Schlumberger Ltd.	8,987,530
12,797	Superior Energy Services, Inc.	220,620
28,922	Transocean Ltd.	283,146
5,250	U.S. Silica Holdings, Inc.	149,783
74,330	Weatherford International PLC*	416,991
		19,371,244
	Oil, Gas & Consumable Fuels — 66.9%
42,967	Anadarko Petroleum Corp.	2,228,269
6,553	Antero Resources Corp.*	190,234
31,967	Apache Corp.	1,826,594
38,711	Cabot Oil & Gas Corp.	927,903
32,738	California Resources Corp.	49,762
4,582	Carrizo Oil & Gas, Inc.*	176,407
19,915	Cheniere Energy, Inc.*	639,869
43,728	Chesapeake Energy Corp.*	187,593
159,143	Chevron Corp.	16,073,443
8,015	Cimarex Energy Co.	931,984
28,372	Cobalt International Energy, Inc.*	63,553
33,792	Columbia Pipeline Group, Inc.	863,048
10,913	Concho Resources, Inc.*	1,324,183
104,471	ConocoPhillips	4,574,785
Shares		Value
	Common Stocks (a) (continued)
6,937	Continental Resources, Inc.*	$291,770
29,646	Denbury Resources, Inc.	118,880
43,129	Devon Energy Corp.	1,556,526
6,029	Diamondback Energy, Inc.	548,338
8,202	Energen Corp.	390,579
46,470	EOG Resources, Inc.	3,780,799
14,382	EQT Corp.	1,053,481
350,945	Exxon Mobil Corp.	31,241,124
10,400	Gulfport Energy Corp.*	319,696
22,378	Hess Corp.	1,341,114
14,916	HollyFrontier Corp.	399,152
154,643	Kinder Morgan, Inc.	2,795,945
71,297	Marathon Oil Corp.	931,852
44,726	Marathon Petroleum Corp.	1,557,807
13,668	Murphy Oil Corp.	422,478
16,743	Newfield Exploration Co.*	682,612
36,237	Noble Energy, Inc.	1,295,473
14,833	Oasis Petroleum, Inc.*	148,923
64,552	Occidental Petroleum Corp.	4,869,803
17,749	ONEOK, Inc.	767,644
8,252	PBF Energy, Inc., Class A	217,605
39,675	Phillips 66	3,188,283
13,800	Pioneer Natural Resources Co.	2,212,416
16,131	QEP Resources, Inc.	300,521
14,336	Range Resources Corp.	610,570
3,769	SemGroup Corp., Class A	119,816
5,757	SM Energy Co.	181,461
32,931	Southwestern Energy Co.*	450,167
56,747	Spectra Energy Corp.	1,807,959
13,763	Targa Resources Corp.	589,469
3,994	Teekay Corp.	42,017
10,080	Tesoro Corp.	787,046
39,751	Valero Energy Corp.	2,174,380
5,703	Western Refining, Inc.	121,132
17,253	Whiting Petroleum Corp.*	213,075
57,685	Williams Cos., Inc. (The)	1,278,300
5,983	World Fuel Services Corp.	275,039
19,791	WPX Energy, Inc.*	203,649
		99,344,528
	Semiconductors & Semiconductor Equipment — 0.2%
6,451	First Solar, Inc.*	320,292
	Total Common Stocks (Cost $143,361,361)	119,658,552

See accompanying notes to the financial statements.

212 :: DIG ULTRA OIL & GAS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 6.4%
	U.S. Treasury Bill
$9,500,000	0.00%, due 06/23/16	$9,498,276
	Total U.S. Government & Agency Security (Cost $9,498,276)	9,498,276
	Repurchase Agreements (a)(b) — 3.2%
4,744,929	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,744,966	4,744,929
	Total Repurchase Agreements (Cost $4,744,929)	4,744,929
	Total Investment Securities (Cost $157,604,566) — 90.1%	133,901,757
	Other assets less liabilities — 9.9%	14,702,871
	Net Assets — 100.0%	$148,604,628

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $45,426,807.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$466,042
Aggregate gross unrealized depreciation	(24,497,329)
Net unrealized depreciation	$(24,031,287)
Federal income tax cost of investments	$157,933,044

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA OIL & GAS DIG :: 213

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$12,760,766	11/06/17	Bank of America, N.A.	0.59%	Dow Jones U.S. Oil & GasSM Index	$860,779
12,894,492	11/06/17	Bank of America, N.A.	0.28%	iShares® U.S. Energy ETF	(2,057,224)
25,655,258					(1,196,445)	$1,104,165	$92,280	$—
201,136	11/06/17	Citibank, N.A.	0.71%	Dow Jones U.S. Oil & GasSM Index	33,800	—	—	33,800
19,732,462	11/06/17	Credit Suisse International	0.74%	Dow Jones U.S. Oil & GasSM Index	1,644,947	—	(1,644,947)	—
4,311,111	11/06/17	Deutsche Bank AG	1.11%	Dow Jones U.S. Oil & GasSM Index	25,150
17,686,619	11/06/17	Deutsche Bank AG	0.21%	iShares® U.S. Energy ETF	441,924
21,997,730					467,074	—	(467,074)	—
285,764	11/06/17	Goldman Sachs International	0.44%	iShares® U.S. Energy ETF	23,019
2,175,972	11/06/17	Goldman Sachs International	0.91%	Dow Jones U.S. Oil & GasSM Index	174,950
2,461,736					197,969	(197,969)	—	—
404,549	11/07/16	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Energy ETF	(1,095,479)
63,402,401	11/07/16	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. Oil & GasSM Index	8,715,319
63,806,950					7,619,840	(7,619,840)	—	—
5,621,137	11/06/17	Societe Generale	0.84%	Dow Jones U.S. Oil & GasSM Index	368,160	—	(360,000)	8,160
38,669,478	11/06/17	UBS AG	0.64%	Dow Jones U.S. Oil & GasSM Index	3,749,732	—	(3,749,732)	—
$178,145,887					$12,885,077

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

214 :: DIG ULTRA OIL & GAS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 80.7%
	Oil, Gas & Consumable Fuels — 80.7%
437	Alon USA Energy, Inc.	$3,299
408	Anadarko Petroleum Corp.	21,159
797	Antero Resources Corp.*	23,137
386	Apache Corp.	22,056
861	Cabot Oil & Gas Corp.	20,638
900	Callon Petroleum Co.*	10,251
665	Carrizo Oil & Gas, Inc.*	25,602
4,023	Chesapeake Energy Corp.*	17,259
200	Chevron Corp.	20,200
200	Cimarex Energy Co.	23,256
2,685	Cobalt International Energy, Inc.*	6,014
185	Concho Resources, Inc.*	22,448
467	ConocoPhillips	20,450
691	Continental Resources, Inc.*	29,063
239	CVR Energy, Inc.	4,694
551	Delek U.S. Holdings, Inc.	7,593
3,680	Denbury Resources, Inc.	14,757
763	Devon Energy Corp.	27,537
241	Diamondback Energy, Inc.	21,919
567	Energen Corp.	27,001
251	EOG Resources, Inc.	20,421
309	EQT Corp.	22,634
230	Exxon Mobil Corp.	20,475
381	Green Plains, Inc.	7,071
694	Gulfport Energy Corp.*	21,334
369	Hess Corp.	22,114
522	HollyFrontier Corp.	13,969
651	Kosmos Energy Ltd.*	3,737
1,407	Laredo Petroleum, Inc.*	17,039
1,694	Marathon Oil Corp.	22,141
501	Marathon Petroleum Corp.	17,450
670	Matador Resources Co.*	15,222
1,335	Memorial Resource Development Corp.*	21,093
797	Murphy Oil Corp.	24,635
594	Newfield Exploration Co.*	24,217
564	Noble Energy, Inc.	20,163
2,528	Oasis Petroleum, Inc.*	25,381
270	Occidental Petroleum Corp.	20,369
73	Par Pacific Holdings, Inc.*	1,117
923	Parsley Energy, Inc., Class A*	24,063
592	PBF Energy, Inc., Class A	15,611
335	PDC Energy, Inc.*	19,447
219	Phillips 66	17,599
138	Pioneer Natural Resources Co.	22,124
1,501	QEP Resources, Inc.	27,964
608	Range Resources Corp.	25,895
1,351	Rice Energy, Inc.*	27,358
Shares		Value
	Common Stocks (continued)
660	RSP Permian, Inc.*	$21,734
1,118	SM Energy Co.	35,239
2,363	Southwestern Energy Co.*	32,302
1,036	Synergy Resources Corp.*	6,257
213	Tesoro Corp.	16,631
289	Valero Energy Corp.	15,808
663	Western Refining, Inc.	14,082
2,237	Whiting Petroleum Corp.*	27,627
184	World Fuel Services Corp.	8,458
3,089	WPX Energy, Inc.*	31,786
		1,098,900
	Total Common Stocks (Cost $1,144,096)	1,098,900
Principal Amount
	Repurchase Agreements (a) — 14.3%
$195,217	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $195,217	195,217
	Total Repurchase Agreements (Cost $195,217)	195,217
	Total Investment Securities (Cost $1,339,313) — 95.0%	1,294,117
	Other assets less liabilities — 5.0%	68,657
	Net Assets — 100.0%	$1,362,774

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,011
Aggregate gross unrealized depreciation	(212,910)
Net unrealized depreciation	$(84,899)
Federal income tax cost of investments	$1,379,016
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA OIL & GAS EXPLORATION & PRODUCTION UOP :: 215

Swap Agreements1

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$185,574	11/06/17	Bank of America, N.A.	(0.06)%	S&P Oil & Gas Exploration & Production Select Industry Index	$19,040	$—	$—	$19,040
987,320	11/07/16	Deutsche Bank AG	(1.29)%	S&P Oil & Gas Exploration & Production Select Industry Index	94,131	—	—	94,131
18,574	11/07/16	Goldman Sachs International	(1.34)%	SPDR S&P Oil & Gas Exploration & Production ETF	(1,243)	—	—	(1,243)
29,753	11/07/16	Morgan Stanley & Co. International PLC	(1.01)%	S&P Oil & Gas Exploration & Production Select Industry Index	(507,137)	—	452,000	(55,137)
174,563	01/06/17	Societe Generale	(0.76)%	S&P Oil & Gas Exploration & Production Select Industry Index	(89,290)	—	10,000	(79,290)
236,383	01/06/17	UBS AG	(1.06)%	S&P Oil & Gas Exploration & Production Select Industry Index	(16,199)	—	16,199	—
$1,632,167					$(500,698)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

216 :: UOP ULTRA OIL & GAS EXPLORATION & PRODUCTION :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares			Value
		Common Stocks (a) — 52.6%
		Real Estate Investment Trusts — 51.0%
8,798		Alexandria Real Estate Equities, Inc.	$852,526
15,627		American Campus Communities, Inc.	734,782
41,551		American Capital Agency Corp.	784,898
21,957		American Homes 4 Rent, Class A	402,691
50,837		American Tower Corp.	5,377,538
113,675		Annaly Capital Management, Inc.	1,202,681
18,781		Apartment Investment & Management Co., Class A	801,010
18,723		Apple Hospitality REIT, Inc.	341,320
16,430		AvalonBay Communities, Inc.	2,955,428
11,180		Blackstone Mortgage Trust, Inc., Class A	315,164
18,419		Boston Properties, Inc.	2,313,979
21,010		Brandywine Realty Trust	331,748
24,701		Brixmor Property Group, Inc.	623,700
10,426		Camden Property Trust	888,399
10,051		Care Capital Properties, Inc.	261,225
18,198		CBL & Associates Properties, Inc.	175,065
22,668		Chimera Investment Corp.	339,793
13,459		Colony Capital, Inc., Class A	246,569
—	#	Colony Starwood Homes	11
14,915		Columbia Property Trust, Inc.	307,547
14,440		Communications Sales & Leasing, Inc.	360,711
11,335		Corporate Office Properties Trust	306,385
14,059		Corrections Corp. of America	472,382
24,088		Cousins Properties, Inc.	258,705
40,030		Crown Castle International Corp.	3,635,124
20,689		CubeSmart	658,738
18,568		CYS Investments, Inc.	151,701
10,593		DCT Industrial Trust, Inc.	456,876
36,482		DDR Corp.	627,855
24,074		DiamondRock Hospitality Co.	215,222
17,553		Digital Realty Trust, Inc.	1,675,434
16,786		Douglas Emmett, Inc.	568,878
41,482		Duke Realty Corp.	981,879
8,821		DuPont Fabros Technology, Inc.	373,216
3,859		EastGroup Properties, Inc.	247,092
7,594		EPR Properties	541,300
8,263		Equinix, Inc.	2,991,206
15,152		Equity Commonwealth*	437,741
9,606		Equity LifeStyle Properties, Inc.	704,120
43,794		Equity Residential	3,030,983
7,843		Essex Property Trust, Inc.	1,782,165
15,000		Extra Space Storage, Inc.*	1,394,550
8,355		Federal Realty Investment Trust	1,279,902
26,006		Forest City Realty Trust, Inc., Class A	593,197
6,458		Four Corners Property Trust, Inc.	125,544
Shares		Value
	Common Stocks (a) (continued)
21,830	Gaming and Leisure Properties, Inc.	$718,425
69,848	General Growth Properties, Inc.	1,876,816
8,845	GEO Group, Inc. (The)	294,185
11,605	Hatteras Financial Corp.	186,724
55,834	HCP, Inc.	1,835,264
12,256	Healthcare Realty Trust, Inc.	389,618
16,296	Healthcare Trust of America, Inc., Class A	491,813
11,524	Highwoods Properties, Inc.	560,758
18,173	Hospitality Properties Trust	465,229
90,223	Host Hotels & Resorts, Inc.	1,389,434
13,599	Invesco Mortgage Capital, Inc.	195,554
28,917	Iron Mountain, Inc.	1,062,411
11,056	Kilroy Realty Corp.	698,186
49,615	Kimco Realty Corp.	1,398,151
10,001	Kite Realty Group Trust	268,727
9,845	Lamar Advertising Co., Class A	640,417
13,545	LaSalle Hotel Properties	313,025
25,389	Lexington Realty Trust	239,926
17,533	Liberty Property Trust	654,332
15,207	Macerich Co. (The)	1,160,598
10,745	Mack-Cali Realty Corp.	281,949
28,524	Medical Properties Trust, Inc.	419,303
44,428	MFA Financial, Inc.	320,326
9,045	Mid-America Apartment Communities, Inc.	931,545
16,914	National Retail Properties, Inc.	766,712
27,642	New Residential Investment Corp.	375,378
7,557	NorthStar Realty Europe Corp.	85,016
22,660	NorthStar Realty Finance Corp.	305,910
19,856	Omega Healthcare Investors, Inc.	633,804
16,502	Outfront Media, Inc.	367,004
20,096	Paramount Group, Inc.	329,172
8,617	Pebblebrook Hotel Trust	217,321
17,451	Piedmont Office Realty Trust, Inc., Class A	349,893
6,431	Post Properties, Inc.	389,526
4,878	Potlatch Corp.	166,730
62,935	Prologis, Inc.	2,991,301
17,665	Public Storage	4,481,787
14,718	Rayonier, Inc.	381,638
30,032	Realty Income Corp.	1,804,623
9,266	Redwood Trust, Inc.	132,040
11,707	Regency Centers Corp.	896,756
28,455	Retail Properties of America, Inc., Class A	451,012
15,077	RLJ Lodging Trust	308,928
6,153	Ryman Hospitality Properties, Inc.	301,866
28,482	Senior Housing Properties Trust	532,044
37,106	Simon Property Group, Inc.	7,333,630
11,999	SL Green Realty Corp.	1,216,219
5,445	Sovran Self Storage, Inc.	589,530

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA REAL ESTATE URE :: 217

Shares		Value
	Common Stocks (a) (continued)
56,986	Spirit Realty Capital, Inc.	$652,490
28,502	Starwood Property Trust, Inc.	587,711
7,652	Sun Communities, Inc.	534,339
25,831	Sunstone Hotel Investors, Inc.	311,005
11,370	Tanger Factory Outlet Centers, Inc.	400,451
7,222	Taubman Centers, Inc.	495,213
43,664	Two Harbors Investment Corp.	370,271
32,036	UDR, Inc.	1,154,257
11,073	Urban Edge Properties	297,310
40,304	Ventas, Inc.	2,673,365
108,534	VEREIT, Inc.	1,040,841
21,258	Vornado Realty Trust	2,030,564
8,748	Washington Real Estate Investment Trust	259,203
13,677	Weingarten Realty Investors	514,666
42,590	Welltower, Inc.	2,934,877
89,595	Weyerhaeuser Co.	2,822,242
11,645	WP Carey, Inc.	746,561
22,225	WP Glimcher, Inc.	227,139
13,393	Xenia Hotels & Resorts, Inc.	215,895
		103,595,936
	Real Estate Management & Development — 1.6%
5,518	Alexander & Baldwin, Inc.	207,808
34,873	CBRE Group, Inc., Class A*	1,040,960
4,288	Howard Hughes Corp. (The)*	468,507
5,406	Jones Lang LaSalle, Inc.	637,151
17,593	Realogy Holdings Corp.*	577,050
9,082	St. Joe Co. (The)*	157,845
		3,089,321
	Total Common Stocks (Cost $109,399,889)	106,685,257
Principal Amount		Value
	U.S. Government & Agency Security (a) — 4.4%
	U.S. Treasury Bill
$9,000,000	0.00%, due 07/07/16	$8,997,660
	Total U.S. Government & Agency Security (Cost $8,997,660)	8,997,660
	Repurchase Agreements (a)(b) — 7.5%
15,275,763	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $15,275,883	15,275,763
	Total Repurchase Agreements (Cost $15,275,763)	15,275,763
	Total Investment Securities (Cost $133,673,312) — 64.5%	130,958,680
	Other assets less liabilities — 35.5%	72,183,883
	Net Assets — 100.0%	$203,142,563

*  Non-income producing security.

#  Amount represents less than one share.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $21,550,090.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,640,067
Aggregate gross unrealized depreciation	(7,415,164)
Net unrealized depreciation	$(2,775,097)
Federal income tax cost of investments	$133,733,777

See accompanying notes to the financial statements.

218 :: URE ULTRA REAL ESTATE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,552,861	11/06/17	Bank of America, N.A.	0.84%	Dow Jones U.S. Real EstateSM Index	$1,032,108
76,896,040	01/06/17	Bank of America, N.A.	0.43%	iShares® U.S. Real Estate ETF	10,115,730
79,448,901					11,147,838	$(11,147,838)	$—	$—
11,296,162	01/06/17	Citibank, N.A.	1.11%	Dow Jones U.S. Real EstateSM Index	11,531,638	(11,531,638)	—	—
2,138,901	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. Real EstateSM Index	870,606	—	(862,961)	7,645
4,115,603	11/06/17	Deutsche Bank AG	0.31%	iShares® U.S. Real Estate ETF	315,051
141,842,151	11/06/17	Deutsche Bank AG	0.51%	Dow Jones U.S. Real EstateSM Index	5,301,081
145,957,754					5,616,132	—	(5,549,924)	66,208
8,208,268	01/08/18	Goldman Sachs International	0.44%	iShares® U.S. Real Estate ETF	792,513
11,247,894	11/07/16	Goldman Sachs International	0.91%	Dow Jones U.S. Real EstateSM Index	10,267,433
19,456,162					11,059,946	(11,059,946)	—	—
990,688	11/06/17	Morgan Stanley & Co. International PLC	0.64%	Dow Jones U.S. Real EstateSM Index	391,949
11,192,786	11/06/17	Morgan Stanley & Co. International PLC	(0.06)%	iShares® U.S. Real Estate ETF	1,308,001
12,183,474					1,699,950	(1,665,279)	—	34,671
11,998,927	11/07/16	Societe Generale	0.89%	Dow Jones U.S. Real EstateSM Index	10,589,188	—	(10,400,000)	189,188
17,607,080	11/06/17	UBS AG	0.69%	Dow Jones U.S. Real EstateSM Index	17,884,433	—	(17,881,000)	3,433
$300,087,361					$70,399,731

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA REAL ESTATE URE :: 219

Shares		Value
	Common Stocks (a) — 80.6%
	Banks — 80.6%
692	Ameris Bancorp	$22,026
3,202	Associated Banc-Corp	59,845
577	Banc of California, Inc.	11,575
2,223	BancorpSouth, Inc.	53,107
683	Bank of Hawaii Corp.	49,074
2,655	Bank of the Ozarks, Inc.	103,306
2,463	BankUnited, Inc.	81,525
377	Banner Corp.	16,773
4,019	BB&T Corp.	146,171
1,513	BBCN Bancorp, Inc.	24,601
287	Berkshire Hills Bancorp, Inc.	7,887
932	BOK Financial Corp.	59,406
1,712	Boston Private Financial Holdings, Inc.	21,554
602	Brookline Bancorp, Inc.	7,001
343	Capital Bank Financial Corp., Class A	10,578
431	Cardinal Financial Corp.	9,784
1,405	Cathay General Bancorp	43,302
547	CenterState Banks, Inc.	8,654
483	Central Pacific Financial Corp.	11,577
4,148	CIT Group, Inc.	142,110
6,320	Citizens Financial Group, Inc.	148,836
159	City Holding Co.	7,816
680	Columbia Banking System, Inc.	20,720
1,221	Commerce Bancshares, Inc./MO	59,744
542	Community Bank System, Inc.	22,352
2,389	Cullen/Frost Bankers, Inc.	159,824
450	Customers Bancorp, Inc.*	12,100
1,516	CVB Financial Corp.	26,606
369	Eagle Bancorp, Inc.*	19,000
3,377	East West Bancorp, Inc.	130,352
7,958	Fifth Third Bancorp	150,167
2,643	First BanCorp./Puerto Rico*	11,127
61	First Citizens BancShares, Inc., Class A	15,803
854	First Commonwealth Financial Corp.	8,019
732	First Financial Bancorp	14,472
768	First Financial Bankshares, Inc.	25,736
7,149	First Horizon National Corp.	104,089
402	First Interstate BancSystem, Inc., Class A	11,646
1,375	First Midwest Bancorp, Inc./IL	25,712
370	First NBC Bank Holding Co.*	6,908
8,124	First Niagara Financial Group, Inc.	88,714
2,074	First Republic Bank/CA	150,178
3,499	FirstMerit Corp.	79,357
3,921	FNB Corp./PA	52,502
3,283	Fulton Financial Corp.	46,783
1,120	Glacier Bancorp, Inc.	30,621
Shares		Value
	Common Stocks (a) (continued)
1,396	Great Western Bancorp, Inc.	$47,492
2,380	Hancock Holding Co.	65,426
564	Hanmi Financial Corp.	13,728
970	Hilltop Holdings, Inc.*	19,827
815	Home BancShares, Inc./AR	35,819
14,101	Huntington Bancshares, Inc./OH	147,355
815	IBERIABANK Corp.	50,530
210	Independent Bank Corp./MA	10,351
506	International Bancshares Corp.	14,188
8,180	Investors Bancorp, Inc.	97,915
12,341	KeyCorp	158,212
1,011	LegacyTexas Financial Group, Inc.	27,216
1,244	M&T Bank Corp.	148,658
1,124	MB Financial, Inc.	40,633
553	National Bank Holdings Corp., Class A	11,751
346	NBT Bancorp, Inc.	10,089
2,464	Old National Bancorp/IN	32,426
444	Opus Bank	16,721
3,094	PacWest Bancorp	128,958
8,687	People's United Financial, Inc.	137,950
605	Pinnacle Financial Partners, Inc.	29,754
1,603	PNC Financial Services Group, Inc. (The)	143,853
1,755	Popular, Inc.	55,002
1,656	PrivateBancorp, Inc.	73,444
1,280	Prosperity Bancshares, Inc.	68,928
16,805	Regions Financial Corp.	165,193
414	Renasant Corp.	14,246
276	ServisFirst Bancshares, Inc.	14,363
974	Signature Bank/NY*	131,490
350	Simmons First National Corp., Class A	16,618
288	South State Corp.	20,877
299	Southside Bancshares, Inc.	8,825
316	State Bank Financial Corp.	6,870
2,282	Sterling Bancorp/DE	37,562
3,743	SunTrust Banks, Inc.	164,018
1,380	SVB Financial Group*	152,076
3,094	Synovus Financial Corp.	99,534
968	Talmer Bancorp, Inc., Class A	19,302
3,848	TCF Financial Corp.	55,296
1,766	Texas Capital Bancshares, Inc.*	90,490
1,324	Trustmark Corp.	32,809
758	UMB Financial Corp.	43,623
5,119	Umpqua Holdings Corp.	81,853
954	United Bankshares, Inc./WV	37,979
1,024	United Community Banks, Inc./GA	20,613
7,504	Valley National Bancorp	71,513
1,920	Webster Financial Corp.	75,187
562	Westamerica Bancorp.	27,341
2,353	Western Alliance Bancorp.*	88,708

See accompanying notes to the financial statements.

220 :: KRU ULTRA S&P REGIONAL BANKING :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
1,518	Wilshire Bancorp, Inc.	$17,351
914	Wintrust Financial Corp.	48,689
5,554	Zions Bancorp.	155,623
		5,603,315
	Total Common Stocks (Cost $5,608,752)	5,603,315
Principal Amount
	Repurchase Agreements (a)(b) — 15.4%
$1,072,701	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,072,710	1,072,701
	Total Repurchase Agreements (Cost $1,072,701)	1,072,701
	Total Investment Securities (Cost $6,681,453) — 96.0%	6,676,016
	Other assets less liabilities — 4.0%	278,679
	Net Assets — 100.0%	$6,954,695

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $1,202,334.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,806
Aggregate gross unrealized depreciation	(229,057)
Net unrealized depreciation	$(49,251)
Federal income tax cost of investments	$6,725,267

Swap Agreements1

Ultra S&P Regional Banking had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,539,978	11/07/16	Bank of America, N.A.	0.34%	S&P Regional Banks Select Industry Index	$(109,001)	$90,904	$18,097	$—
408,156	11/07/16	Deutsche Bank AG	0.41%	S&P Regional Banks Select Industry Index	(2,215)	—	2,215	—
1,544,317	11/07/16	Morgan Stanley & Co. International PLC	0.44%	S&P Regional Banks Select Industry Index	142,412	—	—	142,412
3,453,674	05/08/17	Societe Generale	0.84%	S&P Regional Banks Select Industry Index	138,860	—	(10,000)	128,860
357,471	11/07/16	UBS AG	0.79%	S&P Regional Banks Select Industry Index	91,202	—	(32,000)	59,202
$8,303,596					$261,258

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA S&P REGIONAL BANKING KRU :: 221

Shares		Value
	Common Stocks (a) — 81.7%
	Communications Equipment — 0.5%
4,940	Infinera Corp.*	$64,763
1,223	InterDigital, Inc.	71,301
		136,064
	Semiconductors & Semiconductor Equipment — 81.2%
22,451	Advanced Micro Devices, Inc.*	102,601
10,832	Analog Devices, Inc.	633,672
39,509	Applied Materials, Inc.	964,810
12,956	Broadcom Ltd.	1,999,888
2,002	Cavium, Inc.*	99,600
3,527	Cree, Inc.*	84,930
10,991	Cypress Semiconductor Corp.	116,834
3,969	Fairchild Semiconductor International, Inc.*	78,864
4,730	Integrated Device Technology, Inc.*	110,446
165,062	Intel Corp.	5,214,309
5,439	KLA-Tencor Corp.	396,666
5,552	Lam Research Corp.	459,761
8,363	Linear Technology Corp.	395,737
16,458	Marvell Technology Group Ltd.	168,365
10,007	Maxim Integrated Products, Inc.	379,866
7,458	Microchip Technology, Inc.	385,430
36,250	Micron Technology, Inc.*	461,100
3,927	Microsemi Corp.*	132,850
17,858	NVIDIA Corp.	834,326
14,420	ON Semiconductor Corp.*	140,883
4,511	Qorvo, Inc.*	229,926
52,233	QUALCOMM, Inc.	2,868,636
2,268	Semtech Corp.*	53,389
1,350	Silicon Laboratories, Inc.*	67,163
6,697	Skyworks Solutions, Inc.	447,092
1,281	Synaptics, Inc.*	86,890
7,140	Teradyne, Inc.	141,443
35,125	Texas Instruments, Inc.	2,128,575
8,929	Xilinx, Inc.	423,145
		19,607,197
	Total Common Stocks (Cost $19,378,416)	19,743,261
Principal Amount		Value
	Repurchase Agreements (a)(b) — 15.6%
$3,761,004	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,761,034	$3,761,004
	Total Repurchase Agreements (Cost $3,761,004)	3,761,004
	Total Investment Securities (Cost $23,139,420) — 97.3%	23,504,265
	Other assets less liabilities — 2.7%	646,230
	Net Assets — 100.0%	$24,150,495

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $2,086,481.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,234
Aggregate gross unrealized depreciation	(810,557)
Net unrealized appreciation	$(191,323)
Federal income tax cost of investments	$23,695,588

See accompanying notes to the financial statements.

222 :: USD ULTRA SEMICONDUCTORS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,666,997	11/07/16	Bank of America, N.A.	0.74%	Dow Jones U.S. SemiconductorsSM Index	$155,328	$(155,328)	$—	$—
418,525	11/06/17	Credit Suisse International	0.74%	Dow Jones U.S. SemiconductorsSM Index	(2,259)	—	—	(2,259)
17,041,578	11/06/17	Deutsche Bank AG	0.71%	Dow Jones U.S. SemiconductorsSM Index	224,473	—	(199,951)	24,522
4,730,663	11/07/16	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. SemiconductorsSM Index	(148,142)	96,151	51,991	—
3,169,893	11/07/16	Societe Generale	0.84%	Dow Jones U.S. SemiconductorsSM Index	190,692	—	(30,000)	160,692
554,915	11/06/17	UBS AG	0.79%	Dow Jones U.S. SemiconductorsSM Index	(3,132)	—	3,132	—
$28,582,571					$416,960

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA SEMICONDUCTORS USD :: 223

Shares		Value
	Common Stocks (a) — 71.5%
	Commercial Services & Supplies — 0.1%
4,034	Pitney Bowes, Inc.	$75,153
	Communications Equipment — 4.7%
742	Arista Networks, Inc.*	54,381
3,783	ARRIS International PLC*	91,170
9,859	Brocade Communications Systems, Inc.	89,323
2,721	Ciena Corp.*	47,509
105,974	Cisco Systems, Inc.	3,078,545
3,104	CommScope Holding Co., Inc.*	96,690
959	EchoStar Corp., Class A*	38,398
1,448	F5 Networks, Inc.*	159,570
2,253	Finisar Corp.*	37,895
2,624	Harris Corp.	206,693
2,977	Infinera Corp.*	39,028
737	InterDigital, Inc.	42,967
7,412	Juniper Networks, Inc.	173,515
995	Lumentum Holdings, Inc.*	25,213
3,341	Motorola Solutions, Inc.	231,431
2,077	NetScout Systems, Inc.*	50,388
1,537	Palo Alto Networks, Inc.*	200,517
707	Plantronics, Inc.	31,476
2,819	Polycom, Inc.*	33,828
948	ViaSat, Inc.*	65,440
4,880	Viavi Solutions, Inc.*	33,330
		4,827,307
	Electronic Equipment, Instruments & Components — 0.8%
3,155	CDW Corp.	134,277
23,435	Corning, Inc.	489,557
3,126	Ingram Micro, Inc., Class A	108,253
738	Tech Data Corp.*	55,771
		787,858
	Health Care Technology — 0.6%
3,987	Allscripts Healthcare Solutions, Inc.*	53,785
821	athenahealth, Inc.*	104,160
6,373	Cerner Corp.*	354,402
3,115	IMS Health Holdings, Inc.*	81,333
1,186	Medidata Solutions, Inc.*	54,485
		648,165
	Household Durables — 0.1%
2,477	Garmin Ltd.	105,322
	Internet & Catalog Retail — 0.0% ‡
1	Expedia, Inc.	111
Shares		Value
	Common Stocks (a) (continued)
	Internet Software & Services — 16.8%
3,722	Akamai Technologies, Inc.*	$203,147
6,161	Alphabet, Inc., Class A*	4,613,665
6,259	Alphabet, Inc., Class C*	4,604,871
707	Demandware, Inc.*	33,929
22,837	eBay, Inc.*	558,593
48,329	Facebook, Inc., Class A*	5,741,968
1,628	IAC/InterActiveCorp	90,973
974	j2 Global, Inc.	65,229
4,507	Pandora Media, Inc.*	53,138
2,345	Rackspace Hosting, Inc.*	58,625
12,514	Twitter, Inc.*	190,463
2,029	VeriSign, Inc.*	173,398
18,345	Yahoo!, Inc.*	696,009
943	Zillow Group, Inc., Class A*	27,573
2,198	Zillow Group, Inc., Class C*	63,039
		17,174,620
	IT Services — 4.7%
3,165	Amdocs Ltd.	183,538
511	CACI International, Inc., Class A*	51,494
12,829	Cognizant Technology Solutions Corp., Class A*	788,214
2,907	Computer Sciences Corp.	143,024
2,870	CSRA, Inc.	71,090
667	DST Systems, Inc.	80,654
884	EPAM Systems, Inc.*	67,635
1,733	Gartner, Inc.*	176,107
18,617	International Business Machines Corp.	2,862,178
1,353	Leidos Holdings, Inc.	66,838
872	Science Applications International Corp.	47,585
2,801	Teradata Corp.*	79,380
3,288	Vantiv, Inc., Class A*	176,796
		4,794,533
	Semiconductors & Semiconductor Equipment — 11.5%
13,533	Advanced Micro Devices, Inc.*	61,846
6,529	Analog Devices, Inc.	381,947
23,813	Applied Materials, Inc.	581,513
7,809	Broadcom Ltd.	1,205,397
1,207	Cavium, Inc.*	60,048
2,125	Cree, Inc.*	51,170
6,623	Cypress Semiconductor Corp.	70,403
2,391	Fairchild Semiconductor International, Inc.*	47,509
2,851	Integrated Device Technology, Inc.*	66,571
99,485	Intel Corp.	3,142,731
3,279	KLA-Tencor Corp.	239,137
3,347	Lam Research Corp.	277,165

See accompanying notes to the financial statements.

224 :: ROM ULTRA TECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
5,040	Linear Technology Corp.	$238,493
9,921	Marvell Technology Group Ltd.	101,492
6,033	Maxim Integrated Products, Inc.	229,013
4,490	Microchip Technology, Inc.	232,043
21,847	Micron Technology, Inc.*	277,894
2,367	Microsemi Corp.*	80,076
10,764	NVIDIA Corp.	502,894
8,691	ON Semiconductor Corp.*	84,911
2,719	Qorvo, Inc.*	138,587
31,481	QUALCOMM, Inc.	1,728,937
1,367	Semtech Corp.*	32,179
813	Silicon Laboratories, Inc.*	40,447
4,036	Skyworks Solutions, Inc.	269,443
772	Synaptics, Inc.*	52,365
4,303	Teradyne, Inc.	85,242
21,170	Texas Instruments, Inc.	1,282,902
5,381	Xilinx, Inc.	255,006
		11,817,361
	Software — 17.8%
2,507	ACI Worldwide, Inc.*	51,795
10,495	Adobe Systems, Inc.*	1,043,938
1,857	ANSYS, Inc.*	165,459
1,756	Aspen Technology, Inc.*	66,939
4,745	Autodesk, Inc.*	276,491
990	Blackbaud, Inc.	62,043
6,232	CA, Inc.	201,418
6,430	Cadence Design Systems, Inc.*	158,950
3,271	CDK Global, Inc.	180,886
3,241	Citrix Systems, Inc.*	275,226
884	CommVault Systems, Inc.*	40,028
661	Fair Isaac Corp.	73,655
3,010	FireEye, Inc.*	47,919
3,072	Fortinet, Inc.*	105,093
1,505	Guidewire Software, Inc.*	88,343
5,409	Intuit, Inc.	576,924
1,537	Manhattan Associates, Inc.*	101,334
2,116	Mentor Graphics Corp.	45,367
166,567	Microsoft Corp.	8,828,051
787	NetSuite, Inc.*	62,417
5,129	Nuance Communications, Inc.*	85,757
66,357	Oracle Corp.	2,667,551
868	Proofpoint, Inc.*	50,882
2,413	PTC, Inc.*	86,241
1,959	Qlik Technologies, Inc.*	56,223
3,846	Red Hat, Inc.*	297,911
13,281	salesforce.com, Inc.*	1,111,753
3,148	ServiceNow, Inc.*	225,491
2,732	Splunk, Inc.*	156,953
1,691	SS&C Technologies Holdings, Inc.	104,149
12,844	Symantec Corp.	222,972
3,192	Synopsys, Inc.*	164,931
Shares		Value
	Common Stocks (a) (continued)
1,108	Tableau Software, Inc., Class A*	$56,996
693	Tyler Technologies, Inc.*	106,230
607	Ultimate Software Group, Inc. (The)*	124,119
1,311	Verint Systems, Inc.*	43,250
1,631	VMware, Inc., Class A*	98,773
2,486	Workday, Inc., Class A*	188,538
		18,300,996
	Technology Hardware, Storage & Peripherals — 14.4%
2,242	3D Systems Corp.*	30,020
116,766	Apple, Inc.	11,660,253
1,372	Diebold, Inc.	35,466
992	Electronics For Imaging, Inc.*	43,479
41,004	EMC Corp.	1,146,062
36,150	Hewlett Packard Enterprise Co.	667,691
36,364	HP, Inc.	486,550
1,304	Lexmark International, Inc., Class A	49,370
2,630	NCR Corp.*	81,214
6,087	NetApp, Inc.	155,401
6,242	Seagate Technology PLC	140,820
5,913	Western Digital Corp.	275,201
		14,771,527
	Total Common Stocks (Cost $75,802,864)	73,302,953
Principal Amount
	Repurchase Agreements (a)(b) — 7.5%
$7,684,148	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $7,684,208	7,684,148
	Total Repurchase Agreements (Cost $7,684,148)	7,684,148
	Total Investment Securities (Cost $83,487,012) — 79.0%	80,987,101
	Other assets less liabilities — 21.0%	21,497,976
	Net Assets — 100.0%	$102,485,077

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $44,298,972.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA TECHNOLOGY ROM :: 225

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,147,328
Aggregate gross unrealized depreciation	(6,760,375)
Net unrealized depreciation	$(2,613,047)
Federal income tax cost of investments	$83,600,148

Swap Agreements1

Ultra Technology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,033,800	01/08/18	Bank of America, N.A.	0.74%	Dow Jones U.S. TechnologySM Index	$214,368
19,755,872	01/08/18	Bank of America, N.A.	0.38%	iShares® U.S. Technology ETF	538,183
22,789,672					752,551	$(744,639)	$—	$7,912
4,617,066	11/06/17	Citibank, N.A.	0.71%	Dow Jones U.S. TechnologySM Index	(3,091,999)	2,823,795	268,204	—
2,500,110	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. TechnologySM Index	696,243	—	(560,363)	135,880
8,933,902	01/08/18	Deutsche Bank AG	0.61%	Dow Jones U.S. TechnologySM Index	8,875,500	—	(8,699,950)	175,550
4,159,007	11/07/16	Goldman Sachs International	0.91%	Dow Jones U.S. TechnologySM Index	3,422,237
7,417,975	01/08/18	Goldman Sachs International	0.44%	iShares® U.S. Technology ETF	983,579
11,576,982					4,405,816	(4,357,844)	—	47,972
3,780,206	01/06/17	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Technology ETF	3,111,796
63,575,966	01/08/18	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. TechnologySM Index	4,041,096
67,356,172					7,152,892	(7,152,892)	—	—
2,945,960	01/08/18	Societe Generale	0.84%	Dow Jones U.S. TechnologySM Index	681,331	—	(620,000)	61,331
10,840,682	01/08/18	UBS AG	0.74%	Dow Jones U.S. TechnologySM Index	501,898	—	(261,000)	240,898
$131,560,546					$19,974,232

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

226 :: ROM ULTRA TECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 73.3%
	Communications Equipment — 0.0% ‡
2	Brocade Communications Systems, Inc.	$18
	Diversified Telecommunication Services — 52.2%
10,454	8x8, Inc.*	133,498
10,396	AT&T, Inc.	407,003
1,458	Atlantic Tele-Network, Inc.	108,606
6,867	CenturyLink, Inc.	186,233
29,337	Cincinnati Bell, Inc.*	116,761
4,946	Consolidated Communications Holdings, Inc.	121,573
32,945	Frontier Communications Corp.	170,326
5,372	General Communication, Inc., Class A*	83,750
67,759	Globalstar, Inc.*	147,715
13,638	Iridium Communications, Inc.*	119,060
4,106	Level 3 Communications, Inc.*	221,519
2,156	SBA Communications Corp., Class A*	214,306
7,387	Verizon Communications, Inc.	375,998
22,285	Vonage Holdings Corp.*	102,734
12,726	Windstream Holdings, Inc.	106,771
		2,615,853
	Internet Software & Services — 3.0%
10,649	inContact, Inc.*	147,808
	Wireless Telecommunication Services — 18.1%
19,634	NII Holdings, Inc.*	72,940
4,653	Shenandoah Telecommunications Co.	148,849
5,049	Spok Holdings, Inc.	88,560
37,015	Sprint Corp.*	140,657
5,144	Telephone & Data Systems, Inc.	148,096
5,078	T-Mobile US, Inc.*	217,135
2,391	United States Cellular Corp.*	90,332
		906,569
	Total Common Stocks (Cost $3,329,766)	3,670,248
No. of Rights
	Rights — 0.3%
6,893	Leap Wireless International, Inc. (CVR)*^(c)	17,370
		17,370
	Total Rights (Cost $—)	17,370
Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.6%
$281,318	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $281,320	$281,318
	Total Repurchase Agreements (Cost $281,318)	281,318
	Total Investment Securities (Cost $3,611,084) — 79.2%	3,968,936
	Other assets less liabilities — 20.8%	1,040,698
	Net Assets — 100.0%	$5,009,634

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $17,370 or 0.35% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $1,331,028.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at May 31, 2016.

CVR  Contingent Value Rights

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,126
Aggregate gross unrealized depreciation	(184,947)
Net unrealized appreciation	$337,179
Federal income tax cost of investments	$3,631,757

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA TELECOMMUNICATIONS LTL :: 227

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$921,139	01/06/17	Bank of America, N.A.	0.13%	iShares® U.S. Telecommunications ETF	$65,858
946,787	11/06/17	Bank of America, N.A.	0.49%	Dow Jones U.S. Select TelecommunicationsSM Index	68,942
1,867,926					134,800	$—	$—	$134,800
284,114	01/08/18	Citibank, N.A.	0.71%	Dow Jones U.S. Select TelecommunicationsSM Index	44,683	—	—	44,683
75,408	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. Select TelecommunicationsSM Index	13,072	—	—	13,072
456,177	11/06/17	Deutsche Bank AG	0.31%	iShares® U.S. Telecommunications ETF	76,376
2,809,463	01/08/18	Deutsche Bank AG	0.61%	Dow Jones U.S. Select TelecommunicationsSM Index	469,087
3,265,640					545,463	—	(500,000)	45,463
67,143	11/07/16	Goldman Sachs International	0.91%	Dow Jones U.S. Select TelecommunicationsSM Index	7,391	—	—	7,391
70,360	11/07/16	Morgan Stanley & Co. International PLC	0.29%	iShares® U.S. Telecommunications ETF	(11,969)
75,302	11/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. Select TelecommunicationsSM Index	4,212
145,662					(7,757)	—	7,757	—
394,688	11/06/17	Societe Generale	0.84%	Dow Jones U.S. Select TelecommunicationsSM Index	68,297	—	—	68,297
221,750	11/06/17	UBS AG	0.64%	Dow Jones U.S. Select TelecommunicationsSM Index	38,511	—	—	38,511
$6,322,331					$844,460

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

228 :: LTL ULTRA TELECOMMUNICATIONS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 73.1%
	Electric Utilities — 42.0%
824	ALLETE, Inc.	$47,578
4,053	Alliant Energy Corp.	150,164
8,769	American Electric Power Co., Inc.	567,617
12,293	Duke Energy Corp.	961,681
5,818	Edison International	416,743
723	El Paso Electric Co.	32,289
3,188	Entergy Corp.	242,033
5,665	Eversource Energy	312,935
16,428	Exelon Corp.	562,988
7,566	FirstEnergy Corp.	248,240
2,753	Great Plains Energy, Inc.	80,333
1,922	Hawaiian Electric Industries, Inc.	63,099
898	IDACORP, Inc.	65,743
2,740	ITC Holdings Corp.	121,985
8,226	NextEra Energy, Inc.	988,107
8,801	PG&E Corp.	528,764
1,982	Pinnacle West Capital Corp.	145,855
1,422	PNM Resources, Inc.	46,698
1,585	Portland General Electric Co.	65,270
12,034	PPL Corp.	463,790
16,302	Southern Co. (The)	805,971
2,529	Westar Energy, Inc.	142,459
9,064	Xcel Energy, Inc.	374,978
		7,435,320
	Gas Utilities — 5.2%
2,150	AGL Resources, Inc.	141,470
1,822	Atmos Energy Corp.	132,824
1,514	National Fuel Gas Co.	83,270
1,534	New Jersey Resources Corp.	53,920
934	ONE Gas, Inc.	54,779
1,451	Piedmont Natural Gas Co., Inc.	87,147
3,125	Questar Corp.	78,781
1,358	South Jersey Industries, Inc.	39,233
847	Southwest Gas Corp.	58,807
3,070	UGI Corp.	131,764
890	WGL Holdings, Inc.	58,055
		920,050
	Independent Power and Renewable Electricity Producers — 2.0%
11,782	AES Corp.	130,662
5,863	Calpine Corp.*	86,773
1,981	Dynegy, Inc.*	37,322
5,623	NRG Energy, Inc.	92,105
1,148	Talen Energy Corp.*	13,202
		360,064
Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 22.0%
4,333	Ameren Corp.	$214,700
1,116	Avista Corp.	44,886
914	Black Hills Corp.	55,334
7,684	CenterPoint Energy, Inc.	173,121
4,950	CMS Energy Corp.	207,009
5,243	Consolidated Edison, Inc.	384,102
10,651	Dominion Resources, Inc.	769,535
3,205	DTE Energy Co.	290,629
5,710	NiSource, Inc.	136,241
860	NorthWestern Corp.	49,846
9,044	Public Service Enterprise Group, Inc.	404,719
2,552	SCANA Corp.	178,410
4,211	Sempra Energy	451,082
4,206	TECO Energy, Inc.	115,833
1,478	Vectren Corp.	73,427
5,637	WEC Energy Group, Inc.	339,009
		3,887,883
	Water Utilities — 1.9%
3,179	American Water Works Co., Inc.	235,564
3,162	Aqua America, Inc.	102,164
		337,728
	Total Common Stocks (Cost $13,051,688)	12,941,045
Principal Amount
	Repurchase Agreements (a)(b) — 23.6%
$4,171,250	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,171,283	4,171,250
	Total Repurchase Agreements (Cost $4,171,250)	4,171,250
	Total Investment Securities (Cost $17,222,938) — 96.7%	17,112,295
	Other assets less liabilities — 3.3%	588,545
	Net Assets — 100.0%	$17,700,840

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $4,869,047.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA UTILITIES UPW :: 229

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$540,632
Aggregate gross unrealized depreciation	(665,497)
Net unrealized depreciation	$(124,865)
Federal income tax cost of investments	$17,237,160

Swap Agreements1

Ultra Utilities had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,799,245	01/08/18	Bank of America, N.A.	0.28%	iShares® U.S. Utilities ETF	$191,319
4,387,199	01/08/18	Bank of America, N.A.	0.64%	Dow Jones U.S. UtilitiesSM Index	168,347
8,186,444					359,666	$(155,357)	$—	$204,309
1,008,628	11/06/17	Credit Suisse International	0.74%	Dow Jones U.S. UtilitiesSM Index	13,575	—	(51)	13,524
7,582,186	01/08/18	Deutsche Bank AG	0.51%	Dow Jones U.S. UtilitiesSM Index	345,674	—	(300,000)	45,674
570,108	11/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. UtilitiesSM Index	91,277
1,531,476	11/07/16	Morgan Stanley & Co. International PLC	0.29%	iShares® U.S. Utilities ETF	106,724
2,101,584					198,001	(139,024)	—	58,977
1,884,313	11/06/17	Societe Generale	0.84%	Dow Jones U.S. UtilitiesSM Index	269,633	—	(269,633)	—
1,733,136	11/07/16	UBS AG	0.74%	Dow Jones U.S. UtilitiesSM Index	(1,018,723)	866,625	152,098	—
$22,496,291					$167,826

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

230 :: UPW ULTRA UTILITIES :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.5%
	Biotechnology — 62.3%
7,282	ACADIA Pharmaceuticals, Inc.*	$258,001
2,397	Acceleron Pharma, Inc.*	82,001
8,834	Achillion Pharmaceuticals, Inc.*	82,598
2,957	Acorda Therapeutics, Inc.*	84,127
1,385	Adamas Pharmaceuticals, Inc.*	23,296
4,087	Aduro Biotech, Inc.*	50,229
2,665	Adverum Biotechnologies, Inc.*	12,046
1,869	Aegerion Pharmaceuticals, Inc.*	3,327
2,149	Affimed N.V.*	7,650
2,446	Agios Pharmaceuticals, Inc.*	136,854
2,438	Akebia Therapeutics, Inc.*	21,723
3,228	Alder Biopharmaceuticals, Inc.*	97,066
8,821	Alexion Pharmaceuticals, Inc.*	1,331,089
9,746	Alkermes PLC*	452,312
5,505	Alnylam Pharmaceuticals, Inc.*	394,819
2,245	AMAG Pharmaceuticals, Inc.*	48,133
11,454	Amarin Corp. PLC (ADR)*	23,824
17,460	Amgen, Inc.	2,757,807
8,094	Amicus Therapeutics, Inc.*	57,306
2,899	Anacor Pharmaceuticals, Inc.*	287,871
2,577	Anthera Pharmaceuticals, Inc.*	9,483
1,168	Applied Genetic Technologies Corp.*	20,090
1,114	Aquinox Pharmaceuticals, Inc.*	9,168
2,236	Ardelyx, Inc.*	20,459
15,701	Arena Pharmaceuticals, Inc.*	28,419
12,295	ARIAD Pharmaceuticals, Inc.*	108,811
9,267	Array BioPharma, Inc.*	34,937
3,854	Arrowhead Pharmaceuticals, Inc.*	23,625
1,850	Atara Biotherapeutics, Inc.*	33,503
1,529	aTyr Pharma, Inc.*	5,061
1,714	Bellicum Pharmaceuticals, Inc.*	20,002
4,759	BioCryst Pharmaceuticals, Inc.*	16,133
9,575	Biogen, Inc.*	2,774,165
10,448	BioMarin Pharmaceutical, Inc.*	936,663
2,388	Bluebird Bio, Inc.*	108,057
1,752	Blueprint Medicines Corp.*	33,270
1,761	Cara Therapeutics, Inc.*	11,376
24,638	Celgene Corp.*	2,599,802
6,382	Celldex Therapeutics, Inc.*	29,230
2,852	ChemoCentryx, Inc.*	15,372
1,547	Chiasma, Inc.*	4,966
2,986	Chimerix, Inc.*	14,631
1,718	China Biologic Products, Inc.*	202,655
2,479	Clovis Oncology, Inc.*	41,722
2,527	Coherus Biosciences, Inc.*	47,129
1,427	Concert Pharmaceuticals, Inc.*	18,993
8,342	Curis, Inc.*	14,598
1,521	DBV Technologies S.A. (ADR)*	50,999
1,331	Dicerna Pharmaceuticals, Inc.*	4,951
1,012	Eagle Pharmaceuticals, Inc.*	48,100
Shares		Value
	Common Stocks (a) (continued)
1,223	Enanta Pharmaceuticals, Inc.*	$30,000
3,689	Epizyme, Inc.*	40,800
1,457	Esperion Therapeutics, Inc.*	24,944
14,752	Exelixis, Inc.*	95,740
4,013	FibroGen, Inc.*	74,883
1,778	Five Prime Therapeutics, Inc.*	81,290
1,394	Flexion Therapeutics, Inc.*	24,311
2,227	Foundation Medicine, Inc.*	41,979
2,103	Genomic Health, Inc.*	56,360
10,228	Geron Corp.*	30,275
28,472	Gilead Sciences, Inc.	2,478,772
9,818	Grifols S.A. (ADR)	162,292
8,345	Halozyme Therapeutics, Inc.*	83,951
1,302	Immune Design Corp.*	16,340
5,629	ImmunoGen, Inc.*	31,748
6,125	Immunomedics, Inc.*	29,645
12,103	Incyte Corp.*	1,021,614
3,190	Infinity Pharmaceuticals, Inc.*	16,907
1,708	Inotek Pharmaceuticals Corp.*	15,714
4,666	Inovio Pharmaceuticals, Inc.*	52,819
4,000	Insmed, Inc.*	47,200
4,624	Insys Therapeutics, Inc.*	72,366
1,577	Intercept Pharmaceuticals, Inc.*	233,964
7,800	Ionis Pharmaceuticals, Inc.*	176,982
8,241	Ironwood Pharmaceuticals, Inc.*	102,930
6,728	Juno Therapeutics, Inc.*	292,197
2,310	Karyopharm Therapeutics, Inc.*	22,107
3,157	Kite Pharma, Inc.*	161,796
6,699	Lexicon Pharmaceuticals, Inc.*	95,193
1,342	Ligand Pharmaceuticals, Inc.*	160,490
3,093	Lion Biotechnologies, Inc.*	18,249
2,232	MacroGenics, Inc.*	57,050
27,714	MannKind Corp.*	26,328
10,618	Medivation, Inc.*	641,964
8,258	Merrimack Pharmaceuticals, Inc.*	55,081
4,471	Momenta Pharmaceuticals, Inc.*	52,668
4,605	Myriad Genetics, Inc.*	156,063
5,252	NantKwest, Inc.*	40,020
5,588	Neurocrine Biosciences, Inc.*	277,444
1,867	NewLink Genetics Corp.*	21,900
17,476	Novavax, Inc.*	106,429
1,945	OncoMed Pharmaceuticals, Inc.*	28,805
6,136	Oncothyreon, Inc.*	7,118
2,278	Ophthotech Corp.*	122,329
2,227	Osiris Therapeutics, Inc.*	11,146
1,939	Otonomy, Inc.*	28,484
1,766	OvaScience, Inc.*	13,051
10,622	PDL BioPharma, Inc.	38,133
3,644	Portola Pharmaceuticals, Inc.*	100,137
4,512	Progenics Pharmaceuticals, Inc.*	22,673
1,945	Pronai Therapeutics, Inc.*	12,215
2,221	Prothena Corp. PLC*	107,807

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 231

Shares		Value
	Common Stocks (a) (continued)
2,217	PTC Therapeutics, Inc.*	$18,091
2,780	Radius Health, Inc.*	100,803
5,510	Raptor Pharmaceutical Corp.*	30,470
6,220	Regeneron Pharmaceuticals, Inc.*	2,481,345
3,407	Regulus Therapeutics, Inc.*	20,919
2,136	Repligen Corp.*	51,179
2,360	Retrophin, Inc.*	41,961
5,723	Rigel Pharmaceuticals, Inc.*	14,765
2,072	Sage Therapeutics, Inc.*	68,190
4,550	Sangamo BioSciences, Inc.*	31,395
2,951	Sarepta Therapeutics, Inc.*	61,764
9,048	Seattle Genetics, Inc.*	365,811
2,524	Seres Therapeutics, Inc.*	76,805
1,749	Spark Therapeutics, Inc.*	97,857
4,406	Spectrum Pharmaceuticals, Inc.*	33,001
11,623	Synergy Pharmaceuticals, Inc.*	42,656
2,964	TESARO, Inc.*	137,233
1,461	Tokai Pharmaceuticals, Inc.*	10,592
3,283	Trevena, Inc.*	24,032
2,521	Ultragenyx Pharmaceutical, Inc.*	184,285
1,467	uniQure N.V.*	19,870
2,932	United Therapeutics Corp.*	349,113
2,787	Vanda Pharmaceuticals, Inc.*	28,985
1,897	Versartis, Inc.*	17,471
14,530	Vertex Pharmaceuticals, Inc.*	1,353,470
1,803	Vitae Pharmaceuticals, Inc.*	18,084
1,968	Vital Therapies, Inc.*	16,000
2,080	XBiotech, Inc.*	32,032
2,618	Xencor, Inc.*	36,992
1,761	Zafgen, Inc.*	12,433
		26,996,756
	Health Care Equipment & Supplies — 0.1%
6,281	Cerus Corp.*	34,922
	Life Sciences Tools & Services — 5.3%
2,297	Albany Molecular Research, Inc.*	33,352
2,404	Bio-Techne Corp.	264,152
3,262	Compugen Ltd.*	22,704
8,269	Illumina, Inc.*	1,197,599
3,490	INC Research Holdings, Inc., Class A*	151,850
2,790	Luminex Corp.*	57,446
1,262	NanoString Technologies, Inc.*	17,138
5,171	Pacific Biosciences of California, Inc.*	49,848
3,898	PRA Health Sciences, Inc.*	184,103
15,068	QIAGEN N.V.*	325,168
7,667	Sequenom, Inc.*	7,820
		2,311,180
Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 10.8%
1,704	Aerie Pharmaceuticals, Inc.*	$30,451
7,397	Akorn, Inc.*	221,096
1,770	Alcobra Ltd.*	9,417
2,910	Amphastar Pharmaceuticals, Inc.*	45,774
742	ANI Pharmaceuticals, Inc.*	40,179
2,264	Aratana Therapeutics, Inc.*	16,142
3,114	Cempra, Inc.*	58,512
1,517	Collegium Pharmaceutical, Inc.*	25,364
3,299	Concordia Healthcare Corp.	101,675
3,937	Depomed, Inc.*	80,433
1,934	Dermira, Inc.*	61,385
8,708	Durect Corp.*	10,188
1,618	Egalet Corp.*	9,255
14,367	Endo International PLC*	227,142
2,714	Endocyte, Inc.*	10,639
2,600	Flamel Technologies S.A. (ADR)*	27,664
1,161	Flex Pharma, Inc.*	14,524
1,975	Foamix Pharmaceuticals Ltd.*	14,398
990	GW Pharmaceuticals PLC (ADR)*	88,229
10,336	Horizon Pharma PLC*	178,089
4,694	Impax Laboratories, Inc.*	160,300
7,378	Innoviva, Inc.	83,224
3,954	Jazz Pharmaceuticals PLC*	599,268
936	KemPharm, Inc.*	6,636
4,502	Medicines Co. (The)*	169,320
27,561	Mylan N.V.*	1,194,494
8,627	Nektar Therapeutics*	133,201
1,031	Neos Therapeutics, Inc.*	10,805
1,394	Neuroderm Ltd.*	25,998
1,598	Ocular Therapeutix, Inc.*	19,176
2,528	Omeros Corp.*	29,578
9,411	Orexigen Therapeutics, Inc.*	3,765
2,397	Pacira Pharmaceuticals, Inc.*	111,485
2,799	Relypsa, Inc.*	53,461
1,815	Revance Therapeutics, Inc.*	37,208
2,121	Sagent Pharmaceuticals, Inc.*	27,446
3,193	SciClone Pharmaceuticals, Inc.*	45,181
2,340	Shire PLC (ADR)	435,614
2,929	Sucampo Pharmaceuticals, Inc., Class A*	34,445
3,163	Supernus Pharmaceuticals, Inc.*	61,710
3,419	Teligent, Inc.*	20,480
2,367	Tetraphase Pharmaceuticals, Inc.*	10,533
3,034	Theravance Biopharma, Inc.*	69,782
4,104	XenoPort, Inc.*	29,097
1,600	Zogenix, Inc.*	16,128
		4,658,891
	Total Common Stocks (Cost $35,827,693)	34,001,749

See accompanying notes to the financial statements.

232 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 38.0%
$16,472,159	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $16,472,288	$16,472,159
	Total Repurchase Agreements (Cost $16,472,159)	16,472,159
	Total Investment Securities (Cost $52,299,852) — 116.5%	50,473,908
	Liabilities in excess of other assets — (16.5%)	(7,147,755)
	Net Assets — 100.0%	$43,326,153

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $22,873,373.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,490,814
Aggregate gross unrealized depreciation	(5,738,306)
Net unrealized depreciation	$(4,247,492)
Federal income tax cost of investments	$54,721,400

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$34,384,738	01/06/17	Bank of America, N.A.	0.49%	NASDAQ Biotechnology Index®	$(2,073,028)	$—	$2,073,028	$—
383,196	11/07/16	Deutsche Bank AG	0.51%	NASDAQ Biotechnology Index®	(107,185)	—	—	(107,185)
79,664	11/07/16	Goldman Sachs International	0.91%	NASDAQ Biotechnology Index®	(20,683)	—	—	(20,683)
60,855,662	07/06/17	Societe Generale	0.34%	NASDAQ Biotechnology Index®	(8,143,268)	8,142,739	529	—
322,429	11/07/16	UBS AG	0.44%	NASDAQ Biotechnology Index®	(401,169)	302,392	98,777	—
$96,025,689					$(10,745,333)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 233

Shares		Value
	Common Stocks (a) — 65.5%
	Banks — 22.6%
20,992	Bank of America Corp.	$310,472
1,650	BB&T Corp.	60,010
5,994	Citigroup, Inc.	279,140
1,067	Citizens Financial Group, Inc.	25,128
357	Comerica, Inc.	16,815
1,606	Fifth Third Bancorp	30,305
1,611	Huntington Bancshares, Inc./OH	16,835
7,462	JPMorgan Chase & Co.	487,045
1,689	KeyCorp	21,653
323	M&T Bank Corp.	38,598
627	People's United Financial, Inc.	9,957
1,019	PNC Financial Services Group, Inc. (The)	91,445
2,639	Regions Financial Corp.	25,941
1,030	SunTrust Banks, Inc.	45,135
3,324	U.S. Bancorp	142,334
9,397	Wells Fargo & Co.	476,616
413	Zions Bancorp.	11,572
		2,089,001
	Capital Markets — 7.9%
109	Affiliated Managers Group, Inc.*	18,914
344	Ameriprise Financial, Inc.	34,975
2,187	Bank of New York Mellon Corp. (The)	91,985
257	BlackRock, Inc.	93,509
2,443	Charles Schwab Corp. (The)	74,707
575	E*TRADE Financial Corp.*	16,037
766	Franklin Resources, Inc.	28,610
799	Goldman Sachs Group, Inc. (The)	127,425
847	Invesco Ltd.	26,596
218	Legg Mason, Inc.	7,521
3,106	Morgan Stanley	85,011
439	Northern Trust Corp.	32,530
816	State Street Corp.	51,457
508	T. Rowe Price Group, Inc.	39,146
		728,423
	Consumer Finance — 3.2%
1,666	American Express Co.	109,556
1,076	Capital One Financial Corp.	78,806
842	Discover Financial Services	47,834
697	Navient Corp.	9,556
1,686	Synchrony Financial*	52,603
		298,355
	Diversified Financial Services — 8.6%
3,809	Berkshire Hathaway, Inc., Class B*	535,317
688	CME Group, Inc.	67,348
242	Intercontinental Exchange, Inc.	65,611
674	Leucadia National Corp.	12,199
345	Moody's Corp.	34,031
Shares		Value
	Common Stocks (a) (continued)
232	Nasdaq, Inc.	$15,314
539	S&P Global, Inc.	60,266
		790,086
	Insurance — 11.0%
854	Aflac, Inc.	59,319
769	Allstate Corp. (The)	51,915
2,337	American International Group, Inc.	135,266
549	Aon PLC	59,989
359	Arthur J. Gallagher & Co.	17,350
133	Assurant, Inc.	11,623
935	Chubb Ltd.	118,380
298	Cincinnati Financial Corp.	20,592
806	Hartford Financial Services Group, Inc. (The)	36,407
490	Lincoln National Corp.	22,466
544	Loews Corp.	22,021
1,055	Marsh & McLennan Cos., Inc.	69,704
2,230	MetLife, Inc.	101,576
550	Principal Financial Group, Inc.	24,508
1,182	Progressive Corp. (The)	39,361
908	Prudential Financial, Inc.	71,959
232	Torchmark Corp.	14,298
600	Travelers Cos., Inc. (The)	68,484
492	Unum Group	18,165
281	Willis Towers Watson PLC	35,974
593	XL Group PLC	20,370
		1,019,727
	Real Estate Investment Trusts — 12.0%
862	American Tower Corp.	91,182
316	Apartment Investment & Management Co., Class A	13,477
3	ARMOUR Residential REIT, Inc.	58
279	AvalonBay Communities, Inc.	50,187
312	Boston Properties, Inc.	39,197
679	Crown Castle International Corp.	61,660
296	Digital Realty Trust, Inc.	28,253
140	Equinix, Inc.	50,680
742	Equity Residential	51,354
133	Essex Property Trust, Inc.	30,222
254	Extra Space Storage, Inc.	23,614
140	Federal Realty Investment Trust	21,447
1,177	General Growth Properties, Inc.	31,626
940	HCP, Inc.	30,898
1,519	Host Hotels & Resorts, Inc.	23,393
490	Iron Mountain, Inc.	18,003
836	Kimco Realty Corp.	23,558
256	Macerich Co. (The)	19,538
1,067	Prologis, Inc.	50,715
299	Public Storage	75,859
505	Realty Income Corp.	30,345

See accompanying notes to the financial statements.

234 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
629	Simon Property Group, Inc.	$124,316
202	SL Green Realty Corp.	20,475
543	UDR, Inc.	19,564
683	Ventas, Inc.	45,303
358	Vornado Realty Trust	34,196
722	Welltower, Inc.	49,753
1,519	Weyerhaeuser Co.	47,848
		1,106,721
	Real Estate Management & Development — 0.2%
588	CBRE Group, Inc., Class A*	17,552
	Total Common Stocks (Cost $6,157,305)	6,049,865
Principal Amount
	Repurchase Agreements (a)(b) — 5.4%
$495,687	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $495,690	495,687
	Total Repurchase Agreements (Cost $495,687)	495,687
	Total Investment Securities (Cost $6,652,992) — 70.9%	6,545,552
	Other assets less liabilities — 29.1%	2,680,242
	Net Assets — 100.0%	$9,225,794

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $4,808,407.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,494
Aggregate gross unrealized depreciation	(363,013)
Net unrealized depreciation	$(152,519)
Federal income tax cost of investments	$6,698,071

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 235

Swap Agreements1

UltraPro Financial Select Sector had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$879,521	11/06/17	Bank of America, N.A.	0.69%	S&P Financial Select Sector Index	$80,183	$—	$—	$80,183
1,463,002	01/08/18	Credit Suisse International	0.59%	S&P Financial Select Sector Index	1,301,678	—	(1,280,000)	21,678
13,334,921	01/08/18	Deutsche Bank AG	0.56%	S&P Financial Select Sector Index	733,806	—	—	733,806
269,566	01/08/18	Goldman Sachs International	0.91%	S&P Financial Select Sector Index	(3,502)	3,470	32	—
1,279,904	11/06/17	Morgan Stanley & Co. International PLC	0.84%	S&P Financial Select Sector Index	107,343	—	—	107,343
943,199	11/06/17	Societe Generale	0.94%	S&P Financial Select Sector Index	120,445	—	(10,000)	110,445
3,485,275	01/08/18	UBS AG	0.69%	S&P Financial Select Sector Index	231,553	(231,553)	—	—
$21,655,388					$2,571,506

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

236 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.4%
	U.S. Treasury Bills
$13,000,000	0.00%, due 06/16/16	$12,999,401
14,000,000	0.00%, due 06/23/16	13,998,978
47,000,000	0.00%, due 08/25/16	46,968,322
	Total U.S. Government & Agency Securities (Cost $73,971,746)	73,966,701
	Repurchase Agreements (a)(b) — 19.3%
17,989,171	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $17,989,314	17,989,171
	Total Repurchase Agreements (Cost $17,989,171)	17,989,171
	Total Investment Securities (Cost $91,960,917) — 98.7%	91,955,872
	Other assets less liabilities — 1.3%	1,168,594
	Net Assets — 100.0%	$93,124,466

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $18,924,034.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,045)
Net unrealized depreciation	$(5,045)
Federal income tax cost of investments	$91,960,917

Swap Agreements1,5

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$37,685,178	11/07/16	Bank of America, N.A.	0.59%	iShares® MSCI EAFE ETF	$(769,148)	$—	$769,148	$—
261,399	11/06/17	Citibank, N.A.	0.81%	iShares® MSCI EAFE ETF	(6,205)	—	6,205	—
81,125,372	11/07/16	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	(4,618,102)	4,618,102	—	—
27,659,443	11/06/17	Deutsche Bank AG	0.61%	iShares® MSCI EAFE ETF	3,919	—	(970)	2,949
105,652	11/07/17	Goldman Sachs International	0.96%	iShares® MSCI EAFE ETF	14,565	—	—	14,565
29,320,419	11/06/17	Morgan Stanley & Co. International PLC	0.59%	iShares® MSCI EAFE ETF	(447,844)	345,763	9,000	(93,081)
				iShares®
596,060	11/06/17	Societe Generale	0.84%	MSCI EAFE ETF	(61,618)	40,972	—	(20,646)
				iShares®
9,597,622	11/06/17	UBS AG	0.64%	MSCI EAFE ETF	(107,705)	—	107,705	—
$186,351,145					$(5,992,138)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MSCI EAFE EFO :: 237

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

238 :: EFO ULTRA MSCI EAFE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities — 64.0%
	U.S. Treasury Bills
$9,000,000	0.00%, due 06/16/16	$8,998,984
8,000,000	0.00%, due 08/04/16	7,996,248
	Total U.S. Government & Agency Securities (Cost $16,995,926)	16,995,232
	Repurchase Agreements (a) — 12.6%
3,340,319	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,340,346	3,340,319
	Total Repurchase Agreements (Cost $3,340,319)	3,340,319
	Total Investment Securities (Cost $20,336,245) — 76.6%	20,335,551
	Other assets less liabilities — 23.4%	6,198,748
	Net Assets — 100.0%	$26,534,299

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(694)
Net unrealized depreciation	$(694)
Federal income tax cost of investments	$20,336,245

Swap Agreements1,5

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,031,958	11/07/16	Bank of America, N.A.	0.74%	iShares® MSCI Emerging Markets ETF	$(460,352)	$—	$460,352	$—
807,731	11/06/17	Citibank, N.A.	0.81%	iShares® MSCI Emerging Markets ETF	(9,010)	—	9,010	—
16,080,098	11/06/17	Credit Suisse International	0.24%	iShares® MSCI Emerging Markets ETF	(2,291,989)	—	2,291,989	—
30,624,060	11/06/17	Deutsche Bank AG	0.16%	iShares® MSCI Emerging Markets ETF	(961,636)	—	961,636	—
614,706	11/07/16	Goldman Sachs International	0.31%	iShares® MSCI Emerging Markets ETF	(206,449)	—	206,449	—
1,278,651	11/07/16	Morgan Stanley & Co. International PLC	0.19%	iShares® MSCI Emerging Markets ETF	(332,599)	—	332,599	—
1,202,900	11/07/16	Societe Generale	0.09%	iShares® MSCI Emerging Markets ETF	(354,270)	—	296,000	(58,270)
1,529,087	11/07/16	UBS AG	0.24%	iShares® MSCI Emerging Markets ETF	(1,254,333)	—	1,254,333	—
$53,169,191					$(5,870,638)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MSCI EMERGING MARKETS EET :: 239

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

240 :: EET ULTRA MSCI EMERGING MARKETS :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 71.1%
$7,627,107	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $7,627,166	$7,627,107
	Total Repurchase Agreements (Cost $7,627,107)	7,627,107
	Total Investment Securities (Cost $7,627,107) † — 71.1%	7,627,107
	Other assets less liabilities — 28.9%	3,105,798
	Net Assets — 100.0%	$10,732,905

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra FTSE Europe had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$920,975	11/07/16	Bank of America, N.A.	0.49%	Vanguard® FTSE Europe ETF Shares	$142,082	$(142,082)	$—	$—
1,028,869	11/06/17	Citibank, N.A.	0.61%	Vanguard® FTSE Europe ETF Shares	(28,428)	—	28,428	—
1,476,597	11/06/17	Credit Suisse International	0.24%	Vanguard® FTSE Europe ETF Shares	(584,627)	—	584,627	—
1,785,036	11/07/16	Deutsche Bank AG	0.66%	Vanguard® FTSE Europe ETF Shares	664,308	—	(600,001)	64,307
461,065	11/07/17	Goldman Sachs International	0.21%	Vanguard® FTSE Europe ETF Shares	(8,818)	—	8,818	—
4,885,571	11/07/16	Morgan Stanley & Co. International PLC	(0.06)%	Vanguard® FTSE Europe ETF Shares	(1,328,547)	—	1,282,000	(46,547)
1,057,986	11/06/17	Societe Generale	0.44%	Vanguard® FTSE Europe ETF Shares	70,493	—	(10,000)	60,493
9,840,290	11/06/17	UBS AG	(0.06)%	Vanguard® FTSE Europe ETF Shares	(164,187)	—	164,187	—
$21,456,389					$(1,237,724)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA FTSE EUROPE UPV :: 241

Principal Amount		Value
	Repurchase Agreements (a) — 41.4%
$595,366	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $595,369	$595,366
	Total Repurchase Agreements (Cost $595,366)	595,366
	Total Investment Securities (Cost $595,366) † — 41.4%	595,366
	Other assets less liabilities — 58.6%	844,128
	Net Assets — 100.0%	$1,439,494

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$138,397	11/06/17	Bank of America, N.A.	0.69%	iShares® MSCI Pacific ex Japan ETF	$1,412	$—	$—	$1,412
1,418,923	12/06/17	Credit Suisse International	0.54%	iShares® MSCI Pacific ex Japan ETF	129,039	—	—	129,039
394,227	11/06/17	Deutsche Bank AG	0.66%	iShares® MSCI Pacific ex Japan ETF	7,641	—	—	7,641
440,390	11/07/17	Goldman Sachs International	0.51%	iShares® MSCI Pacific ex Japan ETF	14,446	—	—	14,446
116,891	11/07/16	Morgan Stanley & Co. International PLC	0.64%	iShares® MSCI Pacific ex Japan ETF	(17,741)	—	17,741	—
56,014	11/07/16	Societe Generale	0.84%	iShares® MSCI Pacific ex Japan ETF	(10,352)	—	10,352	—
313,484	11/06/17	UBS AG	0.54%	iShares® MSCI Pacific ex Japan ETF	3,172	—	—	3,172
$2,878,326					$127,617

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

242 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 70.4%
$10,202,208	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $10,202,289	$10,202,208
	Total Repurchase Agreements (Cost $10,202,208)	10,202,208
	Total Investment Securities (Cost $10,202,208) † — 70.4%	10,202,208
	Other assets less liabilities — 29.6%	4,284,885
	Net Assets — 100.0%	$14,487,093

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Brazil Capped had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,773,573	11/06/17	Bank of America, N.A.	(0.06)%	iShares® MSCI Brazil Capped ETF	$(214,950)	$—	$214,950	$—
22,265,781	11/07/16	Credit Suisse International	(0.06)%	iShares® MSCI Brazil Capped ETF	(3,594,611)	—	3,594,611	—
1,719,450	11/06/17	Deutsche Bank AG	0.51%	iShares® MSCI Brazil Capped ETF	(431,965)	—	361,000	(70,965)
251,360	11/06/17	Morgan Stanley & Co. International PLC	0.64%	iShares® MSCI Brazil Capped ETF	42,155	(42,155)	—	—
356,508	11/06/17	Societe Generale	0.44%	iShares® MSCI Brazil Capped ETF	19,054	—	—	19,054
661,051	11/07/16	UBS AG	0.44%	iShares® MSCI Brazil Capped ETF	(645,183)	—	645,183	—
$29,027,723					$(4,825,500)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MSCI BRAZIL CAPPED UBR :: 243

Principal Amount		Value
	U.S. Government & Agency Security — 15.7%
	U.S. Treasury Bill
$3,000,000	0.00%, due 07/21/16	$2,998,558
	Total U.S. Government & Agency Security (Cost $2,998,558)	2,998,558
	Repurchase Agreements (a) — 47.8%
9,138,111	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $9,138,182	9,138,111
	Total Repurchase Agreements (Cost $9,138,111)	9,138,111
	Total Investment Securities (Cost $12,136,669) † — 63.5%	12,136,669
	Other assets less liabilities — 36.5%	6,968,626
	Net Assets — 100.0%	$19,105,295

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra FTSE China 50 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$6,761	11/07/16	Bank of America, N.A.	0.54%	iShares® China Large-Cap ETF	$(3,292)	$—	$—	$(3,292)
4,966,689	11/06/17	Credit Suisse International	0.19%	iShares® China Large-Cap ETF	(4,280,687)	—	4,280,687	—
1,487,288	11/06/17	Deutsche Bank AG	0.21%	iShares® China Large-Cap ETF	(445,480)	—	445,480	—
21,634,454	11/07/17	Goldman Sachs International	(1.09)%	iShares® China Large-Cap ETF	93,541	—	—	93,541
1,515,764	11/06/17	Morgan Stanley & Co. International PLC	0.24%	iShares® China Large-Cap ETF	(218,787)	—	218,787	—
1,368,850	11/07/16	Societe Generale	0.44%	iShares® China Large-Cap ETF	513,374	—	(460,000)	53,374
7,218,625	11/06/17	UBS AG	(0.56)%	iShares® China Large-Cap ETF	(544,181)	—	544,181	—
$38,198,431					$(4,885,512)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

244 :: XPP ULTRA FTSE CHINA 50 :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA FTSE CHINA 50 XPP :: 245

Principal Amount		Value
	Repurchase Agreements (a) — 56.7%
$5,681,972	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,682,017	$5,681,972
	Total Repurchase Agreements (Cost $5,681,972)	5,681,972
	Total Investment Securities (Cost $5,681,972) † — 56.7%	5,681,972
	Other assets less liabilities — 43.3%	4,331,473
	Net Assets — 100.0%	$10,013,445

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Japan had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial for the Benefit of (the Fund)/the Counterparty	Instruments Collateral for the Benefit of (the Fund)/the Counterparty	Cash Net Amount[4]
$832,743	12/06/17	Bank of America, N.A.	0.79%	iShares® MSCI Japan ETF	$86,631	$—	$(1)	$86,630
274,066	11/06/17	Credit Suisse International	0.64%	iShares® MSCI Japan ETF	915	—	—	915
3,789,196	11/07/16	Deutsche Bank AG	0.81%	iShares® MSCI Japan ETF	49,701	—	(49,701)	—
824,928	12/06/17	Morgan Stanley & Co. International PLC	0.14%	iShares® MSCI Japan ETF	2,194	—	—	2,194
920,898	12/06/17	Societe Generale	0.84%	iShares® MSCI Japan ETF	95,648	—	(10,000)	85,648
13,422,998	12/06/17	UBS AG	0.64%	iShares® MSCI Japan ETF	1,817,049	—	(1,618,000)	199,049
$20,064,829					$2,052,138

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

246 :: EZJ ULTRA MSCI JAPAN :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 81.4%
$2,825,527	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,825,549	$2,825,527
	Total Repurchase Agreements (Cost $2,825,527)	2,825,527
	Total Investment Securities (Cost $2,825,527) † — 81.4%	2,825,527
	Other assets less liabilities — 18.6%	645,944
	Net Assets — 100.0%	$3,471,471

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$798,146	11/07/17	Bank of America, N.A.	0.44%	iShares® MSCI Mexico Capped ETF	$(63,072)	$—	$63,072	$—
449,659	11/07/16	Credit Suisse International	0.24%	iShares® MSCI Mexico Capped ETF	(209,170)	—	209,170	—
4,168,400	11/06/17	Deutsche Bank AG	0.11%	iShares® MSCI Mexico Capped ETF	(320,862)	—	320,862	—
95,413	11/06/17	Goldman Sachs International	0.66%	iShares® MSCI Mexico Capped ETF	(7,491)	—	—	(7,491)
89,077	11/07/17	Morgan Stanley & Co. International PLC	0.64%	iShares® MSCI Mexico Capped ETF	(6,979)	—	6,979	—
281,265	11/07/16	Societe Generale	0.44%	iShares® MSCI Mexico Capped ETF	(513,943)	—	513,943	—
1,067,932	11/07/16	UBS AG	0.24%	iShares® MSCI Mexico Capped ETF	(238,219)	—	238,219	—
$6,949,892					$(1,359,736)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA MSCI MEXICO CAPPED IMI UMX :: 247

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 72.0%
	U.S. Treasury Bonds
$431,100	6.25%, due 08/15/23	$566,863
266,400	7.50%, due 11/15/24	387,841
238,100	7.63%, due 02/15/25	351,384
247,500	6.88%, due 08/15/25	354,853
508,900	6.00%, due 02/15/26	698,823
		2,359,764
	U.S. Treasury Notes
2,769,700	2.50%, due 08/15/23	2,929,391
3,646,400	2.75%, due 11/15/23	3,922,729
3,159,900	2.75%, due 02/15/24	3,402,570
4,077,500	2.50%, due 05/15/24	4,314,186
4,187,000	2.38%, due 08/15/24	4,386,864
4,185,800	2.25%, due 11/15/24	4,343,422
4,186,200	2.00%, due 02/15/25	4,257,496
4,186,200	2.13%, due 05/15/25	4,298,050
4,186,600	2.00%, due 08/15/25	4,250,380
4,184,900	2.25%, due 11/15/25	4,337,582
3,994,900	1.63%, due 02/15/26	3,917,187
1,458,000	1.63%, due 05/15/26	1,430,321
		45,790,178
	Total Long-Term U.S. Treasury Obligations (Cost $47,652,721)	48,149,942
	U.S. Government & Agency Security (a) — 13.4%
	U.S. Treasury Bill
9,000,000	0.00%, due 06/23/16	8,999,062
	Total U.S. Government & Agency Security (Cost $8,999,062)	8,999,062
Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.1%
$11,487,937	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $11,488,029	$11,487,937
	Total Repurchase Agreements (Cost $11,487,937)	11,487,937
	Total Investment Securities (Cost $68,139,720) — 102.5%	68,636,941
	Liabilities in excess of other assets — (2.5%)	(1,651,029)
	Net Assets — 100.0%	$66,985,912

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $3,389,990.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,763
Aggregate gross unrealized depreciation	(34,156)
Net unrealized appreciation	$245,607
Federal income tax cost of investments	$68,391,334

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	14	09/21/16	$1,815,625	$(1,770)

Cash collateral in the amount of $19,250 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

248 :: UST ULTRA 7-10 YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$41,807,086	12/06/16	Citibank, N.A.	0.29%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,528,888)	$2,170,934	$1,357,954	$—
8,387,289	05/08/17	Deutsche Bank AG	0.44%	Barclays U.S. 7-10 Year Treasury Bond Index	337,673	—	(200,000)	137,673
28,646,170	11/06/17	Goldman Sachs International	(0.01)%	Barclays U.S. 7-10 Year Treasury Bond Index	(28,153)	—	28,153	—
5,285,457	05/06/17	Morgan Stanley & Co. International PLC	0.39%	Barclays U.S. 7-10 Year Treasury Bond Index	(21,135)	—	21,135	—
$84,126,002					$(3,240,503)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA 7-10 YEAR TREASURY UST :: 249

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 67.0%
	U.S. Treasury Bonds
$173,200	4.75%, due 02/15/37	$244,442
222,600	5.00%, due 05/15/37	324,874
235,000	4.38%, due 02/15/38	317,011
265,200	4.50%, due 05/15/38	363,801
434,700	3.50%, due 02/15/39	517,123
403,200	4.25%, due 05/15/39	533,169
430,800	4.50%, due 08/15/39	589,759
463,700	4.38%, due 11/15/39	623,495
771,700	4.63%, due 02/15/40	1,073,809
649,700	4.38%, due 05/15/40	874,303
563,600	3.88%, due 08/15/40	706,173
595,300	4.25%, due 11/15/40	787,703
655,800	4.75%, due 02/15/41	930,570
508,200	4.38%, due 05/15/41	685,475
565,100	3.75%, due 08/15/41	695,250
508,200	3.13%, due 11/15/41	564,737
633,900	3.13%, due 02/15/42	704,124
534,500	3.00%, due 05/15/42	579,515
817,500	2.75%, due 08/15/42	845,027
1,006,600	2.75%, due 11/15/42	1,038,685
1,020,800	3.13%, due 02/15/43	1,130,217
1,437,800	2.88%, due 05/15/43	1,516,317
1,191,500	3.63%, due 08/15/43	1,444,787
1,437,100	3.75%, due 11/15/43	1,781,780
1,446,500	3.63%, due 02/15/44	1,751,847
1,454,500	3.38%, due 05/15/44	1,682,788
1,455,500	3.13%, due 08/15/44	1,606,736
1,455,500	3.00%, due 11/15/44	1,567,846
1,455,500	2.50%, due 02/15/45	1,416,383
1,455,700	3.00%, due 05/15/45	1,567,493
1,455,500	2.88%, due 08/15/45	1,528,730
1,455,600	3.00%, due 11/15/45	1,567,044
1,351,400	2.50%, due 02/15/46	1,314,025
519,300	2.50%, due 05/15/46	505,405
	Total Long-Term U.S. Treasury Obligations (Cost $30,716,518)	33,380,443
Principal Amount		Value
	Repurchase Agreements (a)(b) — 28.3%
$14,075,555	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $14,075,666	$14,075,555
	Total Repurchase Agreements (Cost $14,075,555)	14,075,555
	Total Investment Securities (Cost $44,792,073) — 95.3%	47,455,998
	Other assets less liabilities — 4.7%	2,337,419
	Net Assets — 100.0%	$49,793,417

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $259,784.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,678,536
Aggregate gross unrealized depreciation	(22,693)
Net unrealized appreciation	$2,655,843
Federal income tax cost of investments	$44,800,155

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	11	09/21/16	$1,796,438	$1,702

Cash collateral in the amount of $44,165 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

250 :: UBT ULTRA 20+ YEAR TREASURY :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$37,758,982	06/06/17	Bank of America, N.A.	0.18%	Barclays U.S. 20+ Year Treasury Bond Index	$(19,826)	$—	$19,826	$—
11,270,263	05/08/17	Citibank, N.A.	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	611,575	(494,700)	—	116,875
8,977,288	05/06/17	Deutsche Bank AG	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(46,889)	—	46,889	—
6,652,188	11/07/16	Morgan Stanley & Co. International PLC	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	623,668	(567,183)	—	56,485
$64,658,721					$1,168,528

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA 20+ YEAR TREASURY UBT :: 251

Shares		Value
	Investment Company — 63.0%
	Mutual Funds — 63.0%
10,208	iShares iBoxx $ High Yield Corporate Bond ETF	$853,490
	Total Investment Company (Cost $918,907)	853,490
Principal Amount
	Repurchase Agreements (a) — 5.0%
$67,400	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $67,400	67,400
	Total Repurchase Agreements (Cost $67,400)	67,400
	Total Investment Securities (Cost $986,307) — 68.0%	920,890
	Other assets less liabilities — 32.0%	433,920
	Net Assets — 100.0%	$1,354,810

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(65,417)
Net unrealized depreciation	$(65,417)
Federal income tax cost of investments	$986,307

Swap Agreements1,5

Ultra High Yield had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$600,455	02/20/18	Citibank, N.A.	0.19%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(25,949)	$—	$25,949	$—
493,016	12/07/17	Credit Suisse International	(0.56)%	iShares® iBoxx $ High Yield Corporate Bond ETF	20,459	—	—	20,459
102,922	12/07/16	Deutsche Bank AG	(0.06)%	iShares® iBoxx $ High Yield Corporate Bond ETF	75	—	(75)	—
660,219	11/07/16	Goldman Sachs International	0.16%	iShares® iBoxx $ High Yield Corporate Bond ETF	(37,508)	—	37,508	—
$1,856,612					$(42,923)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

252 :: UJB ULTRA HIGH YIELD :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2016 :: ULTRA HIGH YIELD UJB :: 253

Shares		Value
	Investment Company — 72.4%
	Mutual Funds — 72.4%
19,225	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,295,272
	Total Investment Company (Cost $2,276,774)	2,295,272
Principal Amount
	Repurchase Agreements (a) — 13.5%
$429,906	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $429,909	429,906
	Total Repurchase Agreements (Cost $429,906)	429,906
	Total Investment Securities (Cost $2,706,680) — 85.9%	2,725,178
	Other assets less liabilities — 14.1%	448,904
	Net Assets — 100.0%	$3,174,082

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,498
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$18,498
Federal income tax cost of investments	$2,706,680

Swap Agreements1,5

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$350,094	12/07/17	Credit Suisse International	0.19%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$155,702	$—	$—	$155,702
3,206,956	12/07/17	Deutsche Bank AG	(0.06)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	28,644	—	—	28,644
495,436	12/07/18	Goldman Sachs International	0.76%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	12,326	—	—	12,326
$4,052,486					$196,672

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

254 :: IGU ULTRA INVESTMENT GRADE CORPORATE :: MAY 31, 2016 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 255

	Morningstar Alternatives Solution ETF	DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$22,178,429 (1)	$29,169,053	$9,769,851	$373,470,644	$1,802,420,303	$73,846,976
Securities, at value	21,824,653 (2)	28,211,310	9,459,315	368,666,608	1,914,264,094	77,626,499
Repurchase Agreements, at value	52,772	112,122	35,056	15,690,077	891,218	115,534
Total Investment Securities	21,877,425	28,323,432	9,494,371	384,356,685	1,915,155,312	77,742,033
Cash	—	—	—	37,960	—	—
Foreign cash	—	42,735 †	19,550 ††	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	1,453,052	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	—	60,838	9,866	860,904	4,030,279	109,966
Receivable for investments sold	1,148,269	21,488	13,987	1,313,850	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	7,963,252	6,722,117
Receivable from Advisor	—	2,584	7,781	—	—	—
Reclaims receivable	—	9,339	4,539	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	4,983,116	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,680	2,701	2,410	7,951	26,312	19,608
Total Assets	23,028,374	28,463,117	9,552,504	393,013,518	1,927,175,155	84,593,724
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	9,172	13,980	1,408,625	7,963,139	6,720,465
Payable for capital shares redeemed	1,148,803	—	—	—	—	—
Advisory fees payable	8,602	—	—	90,518	203,068	2,434
Management Services fees payable	—	—	—	32,601	156,192	4,955
Custodian fees payable	149	9,741	1,160	18,542	26,935	2,466
Administration fees payable	6,455	23,752	23,560	47,478	68,184	23,442
Trustee fees payable	212	252	83	3,423	16,539	578
Listing, Data and related fees payable	28,255	21,026	5,000	18,445	324,962	—
Professional fees payable	8,833	8,841	8,713	11,891	21,499	9,026
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	352,064	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,572	2,565	885	379,230	58,841	834
Total Liabilities	1,202,881	75,349	53,381	2,362,817	8,839,359	6,764,200
NET ASSETS	$21,825,493	$28,387,768	$9,499,123	$390,650,701	$1,918,335,796	$77,829,524
NET ASSETS CONSIST OF:
Paid in Capital	$23,267,906	$30,506,322	$11,106,014	$367,817,217	$1,795,145,384	$73,702,833
Accumulated undistributed net investment income (loss)	(4,071)	(250,543)	(579,840)	1,095,160	6,816,283	146,824
Accumulated net realized gains (losses) on investments	(1,137,338)	(1,021,321)	(751,064)	6,221,231	3,639,120	84,810
Net unrealized appreciation (depreciation) on:
Investments	(301,004)	(845,621)	(275,480)	10,886,041	112,735,009	3,895,057
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	4,631,052	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	(1,069)	(507)	—	—	—
NET ASSETS	$21,825,493	$28,387,768	$9,499,123	$390,650,701	$1,918,335,796	$77,829,524
Shares (unlimited number of shares authorized, no par value)	570,001	725,001	250,001	7,625,000	36,100,001	1,725,001
Net Asset Value	$38.29	$39.16	$38.00	$51.23	$53.14	$45.12

†Cost of $42,998.

††Cost of $19,665.

(1)  Includes investments in affiliated Underlying ETFs (Cost $22,125,657).

(2)  Includes investments in affiliated Underlying ETFs (Value $21,824,653).

See accompanying notes to the financial statements.

256 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$80,466,200	$30,868,571	$6,816,507	$7,617,111		$8,126,287	$1,998,376
Securities, at value	84,969,160	30,229,061	6,739,367	7,905,454		8,638,707	2,157,922
Repurchase Agreements, at value	48,156	47,195	3,346	28,431		11,258	4,395
Total Investment Securities	85,017,316	30,276,256	6,742,713	7,933,885		8,649,965	2,162,317
Cash	—	—	—	—		—	—
Foreign cash	—	59,681 †	6,970 ††	17,253	†††	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—		—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—		—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—		—	—
Segregated cash balances with Authorized Participant for deposit securities	—	105,045	216,037	117,943		—	—
Dividends and interest receivable	125,168	84,517	13,015	12,867		16,685	5,125
Receivable for investments sold	—	1,962,892	2,118,923	732,916		5,515	1,546
Due from counterparty	—	—	—	—		—	—
Receivable for capital shares issued	3,358,786	—	1,939,379	—		—	—
Receivable from Advisor	—	1,248	17,199	16,233		—	—
Reclaims receivable	—	26,932	3,644	—		—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—		—	—
Receivable for variation margin on futures contracts	—	—	—	—		—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—		—	—
Unrealized appreciation on forward currency contracts	—	—	—	—		—	—
Prepaid expenses	2,643	2,643	2,473	71		—	—
Total Assets	88,503,913	32,519,214	11,060,353	8,831,168		8,672,165	2,168,988
LIABILITIES:
Cash overdraft	—	—	—	395		1,552	435
Collateral upon return of deposit securities	—	105,045	216,037	117,943		—	—
Payable for investments purchased	3,356,984	1,953,214	4,042,306	711,914		4,339	—
Payable for capital shares redeemed	—	—	—	—		—	—
Advisory fees payable	6,236	—	—	—		1,948	488
Management Services fees payable	6,255	—	—	—		—	—
Custodian fees payable	2,185	5,848	4,988	7,651		—	—
Administration fees payable	23,428	23,543	750	1,824		—	—
Trustee fees payable	685	257	43	71		76	19
Listing, Data and related fees payable	9,005	332	127	10,451		—	—
Professional fees payable	9,077	8,836	8,656	8,728		9	2
Payable for variation margin on futures contracts	—	—	—	—		—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—		—	—
Unrealized depreciation on forward currency contracts	—	—	—	—		—	—
Other liabilities	809	1,191	208	7,243	(1)	39	9
Total Liabilities	3,414,664	2,098,266	4,273,115	866,220		7,963	953
NET ASSETS	$85,089,249	$30,420,948	$6,787,238	$7,964,948		$8,664,202	$2,168,035
NET ASSETS CONSIST OF:
Paid in Capital	$79,810,244	$31,644,842	$7,251,815	$7,582,076		$8,107,144	$1,895,613
Accumulated undistributed net investment income (loss)	194,602	499,566	67,592	24,372		27,819	7,681
Accumulated net realized gains (losses) on investments	533,287	(1,130,861)	(458,307)	42,110		5,561	100,800
Net unrealized appreciation (depreciation) on:
Investments	4,551,116	(592,315)	(73,794)	316,774		523,678	163,941
Futures contracts	—	—	—	—		—	—
Non-exchange traded swap agreements	—	—	—	—		—	—
Centrally cleared swap agreements	—	—	—	—		—	—
Foreign currency transactions	—	(284)	(68)	(384)		—	—
NET ASSETS	$85,089,249	$30,420,948	$6,787,238	$7,964,948		$8,664,202	$2,168,035
Shares (unlimited number of shares authorized, no par value)	1,900,001	850,001	175,001	175,001		200,001	50,001
Net Asset Value	$44.78	$35.79	$38.78	$45.51		$43.32	$43.36

†Cost of $59,724.

††Cost of $6,991.

†††Cost of $17,413.

(1)  Includes payable of $2,949 for India capital gains tax.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 257

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged
ASSETS:
Securities and Repurchase Agreements, at cost	$2,000,283	$3,066,977	$5,692,465	$4,899,400	$93,684,792	$114,753,235
Securities, at value	2,165,917	3,194,250	5,258,038	4,610,900	85,059,613	114,372,114
Repurchase Agreements, at value	5,245	7,485	6,849	—	3,033,365	2,977,850
Total Investment Securities	2,171,162	3,201,735	5,264,887	4,610,900	88,092,978	117,349,964
Cash	—	—	177	—	—	24,354
Foreign cash	—	—	30,044 †	16,996 ††	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	694,210	1,955,910
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	4,880	7,443	15,684	157,783	1,407,528	1,141,642
Receivable for investments sold	1,495	2,474	626	—	2,265,095	1,686,544
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	26,526	2,216	—	594
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	121,640	174,315	—	—
Prepaid expenses	—	—	—	—	3,514	4,357
Total Assets	2,177,537	3,211,652	5,459,584	4,962,210	92,463,325	122,163,365
LIABILITIES:
Cash overdraft	421	697	—	171,045	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	1,205	1,928	—	—	3,752,304	2,586,798
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	490	726	1,219	897	12,134	7,098
Management Services fees payable	—	—	—	—	7,356	—
Custodian fees payable	—	—	—	—	1,756	2,455
Administration fees payable	—	—	—	—	29,888	36,143
Trustee fees payable	19	28	48	42	793	1,089
Listing, Data and related fees payable	—	—	—	—	7,226	8,370
Professional fees payable	2	4	6	5	9,435	9,698
Payable for variation margin on futures contracts	—	—	—	—	14,488	137,296
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	1,639	2,429	—	—
Other liabilities	10	14	24	21	11,092	10,280
Total Liabilities	2,147	3,397	2,936	174,439	3,846,472	2,799,227
NET ASSETS	$2,175,390	$3,208,255	$5,456,648	$4,787,771	$88,616,853	$119,364,138
NET ASSETS CONSIST OF:
Paid in Capital	$1,888,936	$3,008,666	$7,789,634	$9,745,133	$119,580,432	$134,379,765
Accumulated undistributed net investment income (loss)	7,936	9,469	224,713	127,289	277,903	325,880
Accumulated net realized gains (losses) on investments	107,639	55,362	(2,249,933)	(4,971,311)	(25,714,824)	(17,953,304)
Net unrealized appreciation (depreciation) on:
Investments	170,879	134,758	(427,578)	(288,500)	(5,591,814)	2,596,729
Futures contracts	—	—	—	—	65,156	15,068
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	119,812	175,160	—	—
NET ASSETS	$2,175,390	$3,208,255	$5,456,648	$4,787,771	$88,616,853	$119,364,138
Shares (unlimited number of shares authorized, no par value)	50,001	75,001	150,001	150,001	1,375,001	1,625,001
Net Asset Value	$43.51	$42.78	$36.38	$31.92	$64.45	$73.45

†Cost of $29,989.

††Cost of $17,174.

See accompanying notes to the financial statements.

258 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Managed Futures Strategy ETF(1)	Merger ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$6,551,850	$3,880,208	$3,646,481	$34,669,071	$4,991,022	$7,280,719
Securities, at value	6,553,451	3,568,333	3,600,841	29,463,658	—	7,355,670
Repurchase Agreements, at value	42,600	9,111	55,912	5,217,691	4,991,022	148,182
Total Investment Securities	6,596,051	3,577,444	3,656,753	34,681,349	4,991,022	7,503,852
Cash	1,375	—	—	—	806,004	—
Foreign cash	—	105,298 †	—	—	—	1,675 ††
Segregated cash balances with brokers for futures contracts	—	—	—	82,913	201,392	—
Segregated cash balances with custodian for swap agreements	—	—	—	992,000	—	49,434
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	24,548	30,373	50,408	4,868	32	6,845
Receivable for investments sold	—	—	164,779	9,159	—	176,681
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	11,083	10,178	8,531	—	—	7,593
Reclaims receivable	—	—	—	—	—	963
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	3,789	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	1,101,717	—	9,551
Unrealized appreciation on forward currency contracts	—	—	—	—	—	52,638
Prepaid expenses	10,165	12,877	2,317	2,891	—	2,395
Total Assets	6,643,222	3,736,170	3,882,788	36,878,686	5,998,450	7,811,627
LIABILITIES:
Cash overdraft	—	—	—	1,447	—	88
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	6,734	—	179,221
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	12,545	3,797	—
Management Services fees payable	—	—	—	3,129	—	—
Custodian fees payable	114	306	901	31,553	—	1,102
Administration fees payable	23,688	23,273	24,678	24,761	—	23,580
Trustee fees payable	59	34	34	328	54	66
Listing, Data and related fees payable	—	—	—	19,650	—	19,977
Professional fees payable	8,684	8,660	8,671	8,935	7	8,687
Payable for variation margin on futures contracts	—	—	—	—	28,798	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	8,167	—	228,756
Unrealized depreciation on forward currency contracts	—	—	—	—	—	6,605
Other liabilities	666	402	1,071	2,900	27	414
Total Liabilities	33,211	32,675	35,355	120,149	32,683	468,496
NET ASSETS	$6,610,011	$3,703,495	$3,847,433	$36,758,537	$5,965,767	$7,343,131
NET ASSETS CONSIST OF:
Paid in Capital	$6,563,607	$4,126,877	$4,214,477	$35,496,176	$5,987,115	$7,730,115
Accumulated undistributed net investment income (loss)	4,044	1,817	42,004	(339,558)	(8,916)	(6,263)
Accumulated net realized gains (losses) on investments	(1,841)	(119,349)	(419,320)	455,155	(88,409)	(430,627)
Net unrealized appreciation (depreciation) on:
Investments	44,201	(302,764)	10,272	12,278	—	223,133
Futures contracts	—	—	—	40,936	75,977	—
Non-exchange traded swap agreements	—	—	—	1,093,550	—	(219,205)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	(3,086)	—	—	—	45,978
NET ASSETS	$6,610,011	$3,703,495	$3,847,433	$36,758,537	$5,965,767	$7,343,131
Shares (unlimited number of shares authorized, no par value)	65,001	100,001	50,001	875,000	150,001	200,001
Net Asset Value	$101.69	$37.03	$76.95	$42.01	$39.77	$36.72

†Cost of $108,404.

††Cost of $1,691.

(1)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 259

	RAFI® Long/Short	Inflation Expectations ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$41,352,076	$3,292,652	$3,571,937	$3,174,554,235	$504,434,212	$352,609,278
Securities, at value	39,426,864	2,877,349	—	2,540,746,469	402,746,589	288,908,676
Repurchase Agreements, at value	3,722,557	434,935	3,571,937	633,713,463	101,659,581	63,696,672
Total Investment Securities	43,149,421	3,312,284	3,571,937	3,174,459,932	504,406,170	352,605,348
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	10,288,740	1,639,440	1,029,600
Segregated cash balances with custodian for swap agreements	324,806	122,000	—	1,960,199	4,444,035	15,868,355
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	125,771	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	103,034	8,214	23	4,123	661	414
Receivable for investments sold	7,724	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	13,955,422	—	—
Receivable from Advisor	25,444	9,545	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	4,491	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	216,838	120,960
Unrealized appreciation on non-exchange traded swap agreements	453,037	13,556	—	—	854,551	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,737	2,314	2,314	42,821	9,020	7,755
Total Assets	44,066,203	3,467,913	3,704,536	3,200,711,237	511,570,715	369,632,432
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	10,388,734	—
Advisory fees payable	—	—	297	1,770,778	274,302	213,682
Management Services fees payable	—	—	—	236,100	40,089	29,299
Custodian fees payable	21,866	141	390	32,220	6,139	5,053
Administration fees payable	23,587	23,250	14,125	61,266	36,373	30,932
Trustee fees payable	369	31	33	26,375	4,414	3,157
Listing, Data and related fees payable	15,710	1,721	—	—	75,161	42,216
Professional fees payable	8,979	8,656	8,670	30,393	12,195	11,587
Payable for variation margin on futures contracts	—	—	—	471,247	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,932,629	1,103	—	185,191,041	36,367,670	23,191,562
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	4,038	324	441	77,620	13,967	25,546
Total Liabilities	3,007,178	35,226	23,956	187,897,040	47,219,044	23,553,034
NET ASSETS	$41,059,025	$3,432,687	$3,680,580	$3,012,814,197	$464,351,671	$346,079,398
NET ASSETS CONSIST OF:
Paid in Capital	$55,794,580	$4,941,870	$4,082,173	$5,665,156,465	$879,218,054	$678,014,336
Accumulated undistributed net investment income (loss)	95,224	1,669	303,243	(20,200,132)	(3,248,043)	(3,605,834)
Accumulated net realized gains (losses) on investments	(14,148,532)	(1,542,937)	(620,690)	(2,442,753,194)	(375,949,282)	(305,054,602)
Net unrealized appreciation (depreciation) on:
Investments	1,797,345	19,632	—	(94,303)	(28,042)	(3,930)
Futures contracts	—	—	—	(4,103,598)	(127,897)	(79,010)
Non-exchange traded swap agreements	(2,479,592)	12,453	—	(185,191,041)	(35,513,119)	(23,191,562)
Centrally cleared swap agreements	—	—	(84,146)	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$41,059,025	$3,432,687	$3,680,580	$3,012,814,197	$464,351,671	$346,079,398
Shares (unlimited number of shares authorized, no par value)	1,050,000	125,001	100,001	75,562,500	8,962,500	16,000,000
Net Asset Value	$39.10	$27.46	$36.81	$39.87	$51.81	$21.63

See accompanying notes to the financial statements.

260 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$29,513,789	$598,749,737	$11,376,271	$2,320,848,547	$439,129,081	$265,304,454
Securities, at value	23,996,747	476,753,806	—	1,891,377,975	350,859,798	200,916,153
Repurchase Agreements, at value	5,517,042	121,980,733	11,376,271	429,450,165	88,259,577	64,376,515
Total Investment Securities	29,513,789	598,734,539	11,376,271	2,320,828,140	439,119,375	265,292,668
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	81,510	1,841,400	—	11,374,440	1,275,120	246,675
Segregated cash balances with custodian for swap agreements	3,813,000	4,101,230	1,023,092	45,718,435	6,137	3,777,890
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	36	794	74	2,794	574	419
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	6,604	—	—	—	—	—
Receivable for capital shares issued	—	—	—	26,163,708	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	83,444	—	—	346,946	28,980
Unrealized appreciation on non-exchange traded swap agreements	—	1,073,027	5,956	3,723,914	1,320,635	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	3,122	11,360	4,173	33,119	8,045	5,424
Total Assets	33,418,061	605,845,794	12,409,566	2,407,844,550	442,076,832	269,352,056
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	10,924,772
Advisory fees payable	17,530	322,418	766	1,343,156	237,517	135,946
Management Services fees payable	2,622	46,078	1,020	179,085	33,939	18,650
Custodian fees payable	834	7,358	211	23,343	5,420	3,638
Administration fees payable	14,126	40,279	14,125	56,629	33,250	24,595
Trustee fees payable	283	5,165	110	19,029	3,614	2,011
Listing, Data and related fees payable	—	196,710	—	—	65,954	27,655
Professional fees payable	8,864	13,169	8,735	24,968	11,898	10,527
Payable for variation margin on futures contracts	—	—	—	195,534	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,189,383	52,309,614	666,334	238,290,849	51,921,108	41,861,786
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,622	31,267	1,531	91,493	27,998	32,001
Total Liabilities	3,236,264	52,972,058	692,832	240,224,086	52,340,698	53,041,581
NET ASSETS	$30,181,797	$552,873,736	$11,716,734	$2,167,620,464	$389,736,134	$216,310,475
NET ASSETS CONSIST OF:
Paid in Capital	$96,910,668	$1,091,408,900	$64,549,730	$8,424,734,210	$2,421,550,601	$1,187,438,033
Accumulated undistributed net investment income (loss)	(313,579)	(5,031,026)	(180,368)	(16,148,476)	(4,146,945)	(2,620,902)
Accumulated net realized gains (losses) on investments	(63,172,672)	(481,305,005)	(51,992,250)	(6,004,391,789)	(1,977,053,859)	(926,686,172)
Net unrealized appreciation (depreciation) on:
Investments	—	(15,198)	—	(20,407)	(9,706)	(11,786)
Futures contracts	(53,237)	(947,348)	—	(1,986,139)	(3,484)	53,088
Non-exchange traded swap agreements	(3,189,383)	(51,236,587)	(660,378)	(234,566,935)	(50,600,473)	(41,861,786)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$30,181,797	$552,873,736	$11,716,734	$2,167,620,464	$389,736,134	$216,310,475
Shares (unlimited number of shares authorized, no par value)	2,025,000	9,316,642	243,681	120,134,271	13,487,763	11,773,767
Net Asset Value	$14.90	$59.34	$48.08	$18.04	$28.90	$18.37
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 261

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$6,639,770	$242,177,539	$3,607,966	$946,860,854	$609,461,059	$214,546,978
Securities, at value	—	177,903,590	—	758,586,051	490,769,726	162,924,383
Repurchase Agreements, at value	6,639,770	64,260,091	3,607,966	188,245,550	118,669,599	51,615,404
Total Investment Securities	6,639,770	242,163,681	3,607,966	946,831,601	609,439,325	214,539,787
Cash	—	500	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	31,350	388,800	—	3,816,120	2,328,480	893,750
Segregated cash balances with custodian for swap agreements	1,469,304	1,484,590	906,382	2,069,000	5,095,000	1,421,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	43	418	23	1,225	772	336
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	3,561,611	—	—	14,898,105	—
Receivable from Advisor	1,706	—	4,270	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	193,551	—	—	341,799	105,000
Unrealized appreciation on non-exchange traded swap agreements	—	6,909,858	—	2,783,698	7,357,467	1,513,443
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,799	5,509	4,064	16,191	9,247	4,870
Total Assets	8,144,972	254,708,518	4,522,705	955,517,835	639,470,195	218,478,186
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	9,060,231	—	—	—	—
Advisory fees payable	—	136,862	—	523,385	305,061	115,376
Management Services fees payable	—	19,482	—	69,784	44,446	16,100
Custodian fees payable	464	3,142	72	9,041	5,944	2,482
Administration fees payable	14,125	23,295	14,125	43,380	35,428	20,498
Trustee fees payable	67	2,140	39	7,560	4,767	1,719
Listing, Data and related fees payable	—	80,325	—	—	83,762	19,832
Professional fees payable	8,692	10,509	8,665	14,997	12,751	10,165
Payable for variation margin on futures contracts	—	—	—	274,427	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,229,001	27,663,152	578,319	134,066,087	92,154,444	29,561,458
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	3,310	15,694	1,031	25,682	16,959	11,662
Total Liabilities	1,255,659	37,014,832	602,251	135,034,343	92,663,562	29,759,292
NET ASSETS	$6,889,313	$217,693,686	$3,920,454	$820,483,492	$546,806,633	$188,718,894
NET ASSETS CONSIST OF:
Paid in Capital	$142,519,156	$1,386,169,715	$58,168,200	$2,371,946,002	$1,205,787,005	$406,284,933
Accumulated undistributed net investment income (loss)	(98,726)	(2,215,181)	(55,524)	(6,086,982)	(4,093,419)	(1,569,310)
Accumulated net realized gains (losses) on investments	(134,281,484)	(1,145,381,990)	(53,613,903)	(1,413,102,499)	(569,982,335)	(187,961,754)
Net unrealized appreciation (depreciation) on:
Investments	—	(13,858)	—	(29,253)	(21,734)	(7,191)
Futures contracts	(20,632)	(111,706)	—	(961,387)	(85,907)	20,231
Non-exchange traded swap agreements	(1,229,001)	(20,753,294)	(578,319)	(131,282,389)	(84,796,977)	(28,048,015)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,889,313	$217,693,686	$3,920,454	$820,483,492	$546,806,633	$188,718,894
Shares (unlimited number of shares authorized, no par value)	204,498	6,159,437	123,326	30,505,827	31,199,027	12,399,668
Net Asset Value	$33.69	$35.34	$31.79	$26.90	$17.53	$15.22

See accompanying notes to the financial statements.

262 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short MidCap400	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$4,047,779	$116,827,820	$12,047,298	$39,106,213	$5,111,738	$26,912,977
Securities, at value	—	89,973,607	9,998,871	31,997,645	3,998,077	19,996,370
Repurchase Agreements, at value	4,047,779	26,852,154	2,048,427	7,108,568	1,113,661	6,916,607
Total Investment Securities	4,047,779	116,825,761	12,047,298	39,106,213	5,111,738	26,912,977
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	25,080	70,200	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,599,400	688,000	4,523,000	6,126,000	1,801,225	8,115,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	26	175	13	46	7	45
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,136	—	—	—	735	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	165,342	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	256,910	68,282	—	327,405	1,486,324	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,178	3,413	2,601	2,968	2,388	2,784
Total Assets	5,937,509	117,821,173	16,572,912	45,562,632	8,402,417	35,030,806
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	51,525	2,549	21,819	—	14,807
Management Services fees payable	—	8,011	1,174	3,628	—	2,443
Custodian fees payable	393	1,493	247	585	187	439
Administration fees payable	14,125	15,866	14,125	14,125	14,125	14,125
Trustee fees payable	44	864	127	386	67	265
Listing, Data and related fees payable	—	30,470	2,169	5,519	1,479	3,781
Professional fees payable	8,671	9,353	8,713	8,936	8,707	8,872
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,613,974	32,244,254	2,841,481	3,563,237	1,010,249	6,131,649
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	839	6,641	589	3,235	598	3,722
Total Liabilities	1,638,046	32,368,477	2,871,174	3,621,470	1,035,412	6,180,103
NET ASSETS	$4,299,463	$85,452,696	$13,701,738	$41,941,162	$7,367,005	$28,850,703
NET ASSETS CONSIST OF:
Paid in Capital	$29,364,970	$270,512,557	$20,343,483	$195,385,021	$16,488,446	$57,135,714
Accumulated undistributed net investment income (loss)	(64,525)	(868,859)	(55,094)	(314,833)	(100,374)	(474,736)
Accumulated net realized gains (losses) on investments	(23,624,410)	(151,994,478)	(3,745,170)	(149,893,194)	(9,497,142)	(21,678,626)
Net unrealized appreciation (depreciation) on:
Investments	—	(2,059)	—	—	—	—
Futures contracts	(19,508)	(18,493)	—	—	—	—
Non-exchange traded swap agreements	(1,357,064)	(32,175,972)	(2,841,481)	(3,235,832)	476,075	(6,131,649)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$4,299,463	$85,452,696	$13,701,738	$41,941,162	$7,367,005	$28,850,703
Shares (unlimited number of shares authorized, no par value)	168,686	3,504,659	550,000	2,550,000	275,000	1,600,000
Net Asset Value	$25.49	$24.38	$24.91	$16.45	$26.79	$18.03

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 263

	Short S&P Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$2,510,583	$10,324,015	$77,332,769	$1,941,342	$2,421,733	$56,837,542
Securities, at value	—	7,997,920	60,963,136	—	—	47,974,974
Repurchase Agreements, at value	2,510,583	2,326,095	16,366,066	1,941,342	2,421,733	8,858,070
Total Investment Securities	2,510,583	10,324,015	77,329,202	1,941,342	2,421,733	56,833,044
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	142,988	10,067,160	233,000	491,431	103,007	7,143,668
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	16	15	106	13	16	58
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,190	—	—	5,030	3,380	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	443,303	4,046,037	8,902	94,542	442,960
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,439	2,589	3,969	2,404	2,408	3,258
Total Assets	2,657,216	20,837,082	81,612,314	2,449,122	2,625,086	64,422,988
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	3,706,514	—	—	—
Advisory fees payable	—	2,582	38,913	—	—	36,276
Management Services fees payable	—	1,265	6,877	—	—	4,894
Custodian fees payable	37	297	1,822	55	87	974
Administration fees payable	14,125	14,125	19,638	14,125	14,126	14,984
Trustee fees payable	22	139	735	21	24	521
Listing, Data and related fees payable	460	2,497	13,605	310	455	8,521
Professional fees payable	8,646	8,769	9,427	8,645	8,651	9,096
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	320,544	6,198,535	9,724,938	214,311	86,592	8,967,398
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	508	19,567	7,556	1,032	2,938	9,722
Total Liabilities	344,342	6,247,776	13,530,025	238,499	112,873	9,052,386
NET ASSETS	$2,312,874	$14,589,306	$68,082,289	$2,210,623	$2,512,213	$55,370,602
NET ASSETS CONSIST OF:
Paid in Capital	$14,475,242	$301,893,169	$102,011,895	$26,385,641	$101,665,413	$1,619,787,315
Accumulated undistributed net investment income (loss)	(17,736)	(201,775)	(1,314,134)	(28,533)	(42,451)	(679,320)
Accumulated net realized gains (losses) on investments	(11,824,088)	(281,346,856)	(26,933,004)	(23,941,076)	(99,118,699)	(1,555,208,457)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(3,567)	—	—	(4,498)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(320,544)	(5,755,232)	(5,678,901)	(205,409)	7,950	(8,524,438)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,312,874	$14,589,306	$68,082,289	$2,210,623	$2,512,213	$55,370,602
Shares (unlimited number of shares authorized, no par value)	100,000	540,969	1,884,998	112,457	62,317	1,294,832
Net Asset Value	$23.13	$26.97	$36.12	$19.66	$40.31	$42.76

See accompanying notes to the financial statements.

264 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Gold Miners	UltraShort Junior Miners	UltraShort Health Care	UltraShort Homebuilders & Supplies	UltraShort Industrials	UltraShort Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$2,501,172	$402,565	$2,736,779	$813,244	$4,686,976	$71,690,115
Securities, at value	—	—	—	—	—	53,973,752
Repurchase Agreements, at value	2,501,172	402,565	2,736,779	813,244	4,686,976	17,714,975
Total Investment Securities	2,501,172	402,565	2,736,779	813,244	4,686,976	71,688,727
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,085,000	430,000	348,092	176,000	586,256	527,460
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	16	3	18	5	30	115
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	837	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	3,240	1,822	3,564	2,068	1,755	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	152,619	—	187,945	121,551	76,050	362,792
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,012	1,999	2,335	3,820	2,430	3,130
Total Assets	3,744,059	836,389	3,279,570	1,116,688	5,353,497	72,582,224
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	32,121
Management Services fees payable	—	—	—	—	—	4,839
Custodian fees payable	82	39	86	41	84	724
Administration fees payable	13,151	13,151	14,125	402	14,125	14,123
Trustee fees payable	26	4	27	8	35	514
Listing, Data and related fees payable	258	10,156	521	847	653	7,104
Professional fees payable	8,648	8,637	8,657	9,620	8,665	9,076
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	667,869	373,630	410,897	270,747	710,857	17,355,550
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	250	250	594	2,211	3,639	22,866
Total Liabilities	690,284	405,867	434,907	283,876	738,058	17,446,917
NET ASSETS	$3,053,775	$430,522	$2,844,663	$832,812	$4,615,439	$55,135,307
NET ASSETS CONSIST OF:
Paid in Capital	$3,749,821	$2,032,751	$24,650,688	$1,033,741	$58,068,171	$349,644,979
Accumulated undistributed net investment income (loss)	(7,458)	(26,966)	(37,095)	(13,912)	(60,053)	(573,055)
Accumulated net realized gains (losses) on investments	(173,338)	(1,201,633)	(21,545,978)	(37,821)	(52,757,872)	(276,942,471)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	(1,388)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(515,250)	(373,630)	(222,952)	(149,196)	(634,807)	(16,992,758)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,053,775	$430,522	$2,844,663	$832,812	$4,615,439	$55,135,307
Shares (unlimited number of shares authorized, no par value)	112,500	100,001	60,905	50,001	135,842	1,067,108
Net Asset Value	$27.14	$4.31	$46.71	$16.66	$33.98	$51.67

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 265

	UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	UltraPro Short Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$956,088	$47,871,587	$2,743,595	$3,622,971	$3,018,188	$14,746,034
Securities, at value	—	32,995,108	—	—	—	—
Repurchase Agreements, at value	956,088	14,876,479	2,743,595	3,622,971	3,018,188	14,746,034
Total Investment Securities	956,088	47,871,587	2,743,595	3,622,971	3,018,188	14,746,034
Cash	—	—	—	—	—	501
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	295,000	244,269	381,078	563,392	1,961,796	1,996,066
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	6	97	18	24	20	96
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,193	—	4,074	1,847	2,621	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	186,382	1,185	391,157	—	193,450
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	3,820	2,851	2,417	2,432	2,397	1,315
Total Assets	1,257,107	48,305,186	3,132,367	4,581,823	4,985,022	16,937,462
LIABILITIES:
Cash overdraft	4	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	11,159,828
Advisory fees payable	—	21,984	—	—	—	2,682
Management Services fees payable	—	3,038	—	—	—	779
Custodian fees payable	105	566	53	86	51	184
Administration fees payable	407	14,126	14,126	14,125	14,125	2,802
Trustee fees payable	9	358	29	43	38	73
Listing, Data and related fees payable	1,221	4,977	476	734	437	1,397
Professional fees payable	9,610	8,928	8,656	8,675	8,664	9,624
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	325,851	9,933,373	315,884	200,997	1,003,317	410,276
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,994	18,470	1,398	4,682	1,996	1,173
Total Liabilities	339,201	10,005,820	340,622	229,342	1,028,628	11,588,818
NET ASSETS	$917,906	$38,299,366	$2,791,745	$4,352,481	$3,956,394	$5,348,644
NET ASSETS CONSIST OF:
Paid in Capital	$441,621	$3,435,737,022	$81,059,908	$80,002,772	$22,891,917	$2,435,371
Accumulated undistributed net investment income (loss)	(20,253)	(386,694)	(46,746)	(83,320)	(68,479)	(66,842)
Accumulated net realized gains (losses) on investments	822,389	(3,387,303,971)	(77,906,718)	(75,757,131)	(17,863,727)	3,196,941
Net unrealized appreciation (depreciation) on:
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(325,851)	(9,746,991)	(314,699)	190,160	(1,003,317)	(216,826)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$917,906	$38,299,366	$2,791,745	$4,352,481	$3,956,394	$5,348,644
Shares (unlimited number of shares authorized, no par value)	50,001	995,837	75,984	103,079	112,490	200,001
Net Asset Value	$18.36	$38.46	$36.74	$42.22	$35.17	$26.74

See accompanying notes to the financial statements.

266 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short Financial Select Sector	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$1,493,954	$102,319,098	$338,924,232	$12,507,106	$5,101,713	$79,131,603
Securities, at value	—	79,956,277	239,923,736	6,999,209	—	52,492,253
Repurchase Agreements, at value	1,493,954	22,361,560	98,994,642	5,507,897	5,101,713	26,639,350
Total Investment Securities	1,493,954	102,317,837	338,918,378	12,507,106	5,101,713	79,131,603
Cash	—	—	—	—	—	250
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	260,124	8,493,000	—	2,223,000	2,680,000	451,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	10	145	644	36	33	173
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,653	—	—	—	1,068	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	843,800	9,642	7,377,162	425,583	358,757	387,971
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,303	3,871	6,849	2,533	2,493	3,272
Total Assets	2,606,844	110,824,495	346,303,033	15,158,258	8,144,064	79,974,269
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	8,339,072	—	—	7,317,256
Advisory fees payable	—	54,835	169,743	3,628	—	35,236
Management Services fees payable	—	8,049	24,682	1,136	—	5,248
Custodian fees payable	65	1,291	5,661	212	124	1,161
Administration fees payable	14,125	17,645	32,848	14,125	14,125	15,013
Trustee fees payable	22	892	2,601	128	70	629
Listing, Data and related fees payable	942	560	1,488	1,987	56	356
Professional fees payable	8,655	9,382	11,286	8,736	8,687	9,214
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	283,026	10,288,632	36,434,906	1,879,019	680,457	15,134,984
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	415	6,491	11,531	1,115	1,186	5,248
Total Liabilities	307,250	10,387,777	45,033,818	1,910,086	704,705	22,524,345
NET ASSETS	$2,299,594	$100,436,718	$301,269,215	$13,248,172	$7,439,359	$57,449,924
NET ASSETS CONSIST OF:
Paid in Capital	$7,835,444	$256,213,662	$534,137,568	$22,247,866	$102,974,055	$770,974,129
Accumulated undistributed net investment income (loss)	(49,399)	(937,651)	(4,196,335)	(111,127)	(72,389)	(681,441)
Accumulated net realized gains (losses) on investments	(6,047,225)	(144,559,042)	(199,608,420)	(7,435,131)	(95,140,607)	(698,095,751)
Net unrealized appreciation (depreciation) on:
Investments	—	(1,261)	(5,854)	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	560,774	(10,278,990)	(29,057,744)	(1,453,436)	(321,700)	(14,747,013)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,299,594	$100,436,718	$301,269,215	$13,248,172	$7,439,359	$57,449,924
Shares (unlimited number of shares authorized, no par value)	137,493	3,025,000	10,850,000	450,000	187,428	2,769,744
Net Asset Value	$16.73	$33.20	$27.77	$29.44	$39.69	$20.74
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 267

	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI
ASSETS:
Securities and Repurchase Agreements, at cost	$30,710,642	$907,254	$47,722,461	$58,468,162	$12,159,839	$1,316,922
Securities, at value	16,994,986	—	21,996,563	43,984,213	7,496,396	—
Repurchase Agreements, at value	13,715,656	907,254	25,725,898	14,480,576	4,663,443	1,316,922
Total Investment Securities	30,710,642	907,254	47,722,461	58,464,789	12,159,839	1,316,922
Cash	—	—	1,022,000	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	12,393,000	551,936	18,125,000	5,070,999	6,674,006	325,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	89	6	167	94	30	9
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	1,971	—	—	—	5,690
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	5,581,196	—	1,981,345	11,075,871	1,124,431	12,730
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	3,058	2,392	3,034	3,301	2,590	2,391
Total Assets	48,687,985	1,463,559	68,854,007	74,615,054	19,960,896	1,662,742
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	1,000,597	—	—	—
Advisory fees payable	22,146	—	25,888	37,741	7,185	—
Management Services fees payable	3,874	—	4,263	5,585	1,637	—
Custodian fees payable	741	19	567	1,083	229	30
Administration fees payable	14,126	14,125	14,211	15,366	14,125	14,125
Trustee fees payable	427	10	484	608	190	12
Listing, Data and related fees payable	5,874	8	623	10,051	152	10
Professional fees payable	9,029	8,639	9,023	9,172	8,791	8,640
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	6,290,044	307,479	6,765,672	11,846,286	1,871,821	328,958
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	4,408	443	1,677	8,564	1,436	439
Total Liabilities	6,350,669	330,723	7,823,005	11,934,456	1,905,566	352,214
NET ASSETS	$42,337,316	$1,132,836	$61,031,002	$62,680,598	$18,055,330	$1,310,528
NET ASSETS CONSIST OF:
Paid in Capital	$269,237,030	$7,470,499	$70,849,019	$822,848,966	$49,699,537	$14,650,123
Accumulated undistributed net investment income (loss)	(486,771)	(15,327)	(363,834)	(730,189)	(169,193)	(15,205)
Accumulated net realized gains (losses) on investments	(225,704,095)	(6,014,857)	(4,669,856)	(758,664,391)	(30,727,624)	(13,008,162)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	(3,373)	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(708,848)	(307,479)	(4,784,327)	(770,415)	(747,390)	(316,228)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$42,337,316	$1,132,836	$61,031,002	$62,680,598	$18,055,330	$1,310,528
Shares (unlimited number of shares authorized, no par value)	762,119	49,992	1,524,902	1,510,525	374,913	49,986
Net Asset Value	$55.55	$22.66	$40.02	$41.50	$48.16	$26.22

See accompanying notes to the financial statements.

268 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$30,479,867	$707,801,854	$202,769,976	$2,618,296	$2,558,733	$166,220,282
Securities, at value	18,998,020	562,190,889	164,901,539	—	—	135,903,749
Repurchase Agreements, at value	11,481,847	145,596,804	37,853,561	2,618,296	2,558,733	30,307,568
Total Investment Securities	30,479,867	707,787,693	202,755,100	2,618,296	2,558,733	166,211,317
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	6,875	365,365	—	—	—	49,500
Segregated cash balances with custodian for swap agreements	56,100	137,000	12,233,000	263,001	290,022	7,272,766
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	75	947	246	17	17	197
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	4,505,400	—	—	—	—
Receivable from Advisor	—	—	—	5,363	5,530	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	78	—	—	—	—	562
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	4,340	82,334
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,683	11,266	8,290	3,927	2,300	4,617
Total Assets	30,545,678	712,807,671	214,996,636	2,890,604	2,860,942	173,621,293
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	13,550	426,038	117,522	—	—	100,765
Management Services fees payable	2,438	53,561	16,957	—	—	13,161
Custodian fees payable	778	9,303	3,297	44	43	2,735
Administration fees payable	14,126	42,422	24,787	14,125	14,125	21,879
Trustee fees payable	261	5,764	1,834	24	24	1,417
Listing, Data and related fees payable	4,788	99,597	—	—	421	25,545
Professional fees payable	8,886	14,479	10,158	8,652	8,652	10,056
Payable for variation margin on futures contracts	—	4,917	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,662,541	77,141,580	19,292,043	206,927	159,709	17,585,894
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,324	51,894	6,650	475	446	9,960
Total Liabilities	1,709,692	77,849,555	19,473,248	230,247	183,420	17,771,412
NET ASSETS	$28,835,986	$634,958,116	$195,523,388	$2,660,357	$2,677,522	$155,849,881
NET ASSETS CONSIST OF:
Paid in Capital	$39,519,570	$1,398,860,291	$224,332,655	$4,022,267	$4,118,500	$477,033,165
Accumulated undistributed net investment income (loss)	(467,369)	(10,148,231)	(1,493,555)	(34,087)	(37,086)	(2,465,892)
Accumulated net realized gains (losses) on investments	(8,554,182)	(676,581,741)	(8,008,793)	(1,120,896)	(1,248,523)	(301,208,549)
Net unrealized appreciation (depreciation) on:
Investments	—	(14,161)	(14,876)	—	—	(8,965)
Futures contracts	508	(16,462)	—	—	—	3,682
Non-exchange traded swap agreements	(1,662,541)	(77,141,580)	(19,292,043)	(206,927)	(155,369)	(17,503,560)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$28,835,986	$634,958,116	$195,523,388	$2,660,357	$2,677,522	$155,849,881
Shares (unlimited number of shares authorized, no par value)	1,025,000	28,200,000	7,300,000	100,000	100,000	7,350,000
Net Asset Value	$28.13	$22.52	$26.78	$26.60	$26.78	$21.20

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 269

	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$2,618,367,919	$1,053,459	$72,965,720	$1,402,898,149	$848,161,347	$242,098,828
Securities, at value	2,101,735,112	—	—	1,308,945,731	809,642,186	229,487,728
Repurchase Agreements, at value	516,572,795	1,053,459	72,965,720	36,616,788	36,755,034	8,930,021
Total Investment Securities	2,618,307,907	1,053,459	72,965,720	1,345,562,519	846,397,220	238,417,749
Cash	—	—	—	—	5,971	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,088,065	—	24,090	5,798,100	3,960,000	1,072,500
Segregated cash balances with custodian for swap agreements	22,568,533	296,664	14,953,344	29,833,667	3,825,595	1,047,381
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	3,361	7	475	2,516,770	1,104,110	791,207
Receivable for investments sold	—	—	—	40,357,458	11,139,437	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	4,525	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	194,105	—	37,911	—	225,004	—
Unrealized appreciation on non-exchange traded swap agreements	—	42,124	—	117,646,184	26,137,673	7,638,078
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	31,561	2,379	3,454	27,072	16,367	5,895
Total Assets	2,642,193,532	1,399,158	87,984,994	1,541,741,770	892,811,377	248,972,810
LIABILITIES:
Cash overdraft	—	—	362,343	165,046	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	522,985	—	—
Payable for capital shares redeemed	10,911,143	—	—	39,887,654	11,201,892	—
Advisory fees payable	1,343,632	—	42,082	946,443	504,874	146,453
Management Services fees payable	179,148	—	6,370	126,191	72,098	20,531
Custodian fees payable	29,347	19	1,501	46,943	17,378	4,491
Administration fees payable	58,448	14,125	16,490	70,066	63,819	39,655
Trustee fees payable	19,491	12	698	13,207	7,460	2,146
Listing, Data and related fees payable	327,841	211	12,726	—	146,765	26,692
Professional fees payable	28,121	8,640	9,336	21,855	16,070	10,627
Payable for variation margin on futures contracts	—	—	—	131,323	—	60,856
Unrealized depreciation on non-exchange traded swap agreements	512,233,531	85,857	12,655,025	262,861	6,615,354	3,014,172
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	126,104	592	4,486	76,741	35,746	16,039
Total Liabilities	525,256,806	109,456	13,111,057	42,271,315	18,681,456	3,341,662
NET ASSETS	$2,116,936,726	$1,289,702	$74,873,937	$1,499,470,455	$874,129,921	$245,631,148
NET ASSETS CONSIST OF:
Paid in Capital	$8,519,510,151	$2,610,060	$180,435,991	$1,384,688,659	$844,345,254	$345,178,432
Accumulated undistributed net investment income (loss)	(31,416,830)	(79,865)	(1,180,301)	2,170,352	788,333	594,973
Accumulated net realized gains (losses) on investments	(5,858,803,580)	(1,196,760)	(91,725,851)	49,583,978	8,496,299	(101,781,469)
Net unrealized appreciation (depreciation) on:
Investments	(60,012)	—	—	(57,335,630)	(1,764,127)	(3,681,079)
Futures contracts	(59,472)	—	(877)	2,979,773	2,741,843	696,385
Non-exchange traded swap agreements	(512,233,531)	(43,733)	(12,655,025)	117,383,323	19,522,319	4,623,906
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,116,936,726	$1,289,702	$74,873,937	$1,499,470,455	$874,129,921	$245,631,148
Shares (unlimited number of shares authorized, no par value)	58,206,929	50,000	2,674,917	22,600,000	11,650,000	3,650,000
Net Asset Value	$36.37	$25.79	$27.99	$66.35	$75.03	$67.30

See accompanying notes to the financial statements.

270 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$139,318,046	$165,590,464	$18,151,598	$469,398,786	$786,275,409	$102,262,259
Securities, at value	129,896,428	162,018,864	14,493,469	412,063,724	700,167,427	93,490,173
Repurchase Agreements, at value	2,595,918	6,760,571	1,359,129	19,191,174	37,238,359	1,296,780
Total Investment Securities	132,492,346	168,779,435	15,852,598	431,254,898	737,405,786	94,786,953
Cash	—	43,545	—	—	13,522	4,734
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,034,550	999,000	—	2,139,060	4,981,680	572,000
Segregated cash balances with custodian for swap agreements	1,938,445	1,403,130	218,516	34,280,593	2,764,368	1,335,372
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	139,324	114,162	13,432	975,604	1,306,272	363,529
Receivable for investments sold	1,414,692	409,510	161,671	23,537,838	103,131,989	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	81,692	283,055	72,393
Unrealized appreciation on non-exchange traded swap agreements	8,826,348	5,338,196	2,630,655	221,633,792	408,379,484	43,348,993
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,698	4,670	4,244	16,877	22,398	4,861
Total Assets	145,850,403	177,091,648	18,881,116	713,920,354	1,258,288,554	140,488,835
LIABILITIES:
Cash overdraft	—	—	—	68,552	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	798,591	343,846	77,632	192,582	—	—
Payable for capital shares redeemed	—	—	—	23,500,260	104,160,895	—
Advisory fees payable	97,782	110,965	7,909	437,418	684,167	73,973
Management Services fees payable	12,205	13,703	1,589	59,131	100,035	11,807
Custodian fees payable	13,967	22,339	3,351	43,844	36,298	4,754
Administration fees payable	32,105	34,807	23,804	63,074	68,232	36,246
Trustee fees payable	1,260	1,367	155	6,143	10,664	1,178
Listing, Data and related fees payable	—	60,961	—	—	201,819	20,420
Professional fees payable	9,748	9,970	8,779	15,105	18,605	9,877
Payable for variation margin on futures contracts	12,446	6,500	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,225,375	10,070,094	—	—	480,934	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	11,681	12,688	1,560	26,569	38,349	7,239
Total Liabilities	2,215,160	10,687,240	124,779	24,412,678	105,799,998	165,494
NET ASSETS	$143,635,243	$166,404,408	$18,756,337	$689,507,676	$1,152,488,556	$140,323,341
NET ASSETS CONSIST OF:
Paid in Capital	$321,910,551	$387,246,946	$13,972,990	$448,921,531	$700,156,346	$81,493,577
Accumulated undistributed net investment income (loss)	30,516	992,443	40,625	1,728,548	(929,832)	587,443
Accumulated net realized gains (losses) on investments	(180,289,768)	(221,243,929)	4,411,067	53,758,438	90,390,361	22,066,427
Net unrealized appreciation (depreciation) on:
Investments	(6,825,700)	3,188,971	(2,299,000)	(38,143,888)	(48,869,623)	(7,475,306)
Futures contracts	1,208,671	951,875	—	1,609,255	3,842,754	302,207
Non-exchange traded swap agreements	7,600,973	(4,731,898)	2,630,655	221,633,792	407,898,550	43,348,993
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$143,635,243	$166,404,408	$18,756,337	$689,507,676	$1,152,488,556	$140,323,341
Shares (unlimited number of shares authorized, no par value)	1,875,000	2,050,000	325,000	10,300,000	11,000,000	2,050,000
Net Asset Value	$76.61	$81.17	$57.71	$66.94	$104.77	$68.45

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 271

	UltraPro MidCap400	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services
ASSETS:
Securities and Repurchase Agreements, at cost	$19,886,151	$59,316,613	$51,547,350	$559,370,874	$14,720,258	$23,315,999
Securities, at value	18,105,597	55,692,200	42,794,939	369,850,280	12,233,600	18,757,608
Repurchase Agreements, at value	320,619	2,564,167	5,244,729	122,413,209	1,796,272	2,598,822
Total Investment Securities	18,426,216	58,256,367	48,039,668	492,263,489	14,029,872	21,356,430
Cash	—	19,313	—	89	—	15
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	68,970	642,600	—	—	—	—
Segregated cash balances with custodian for swap agreements	357,806	971,448	3,559,666	555,156	322,249	312,429
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	20,185	41,723	82,444	193,266	17,351	31,253
Receivable for investments sold	213,648	151,298	—	11,185,577	8,486,725	7,841,438
Due from counterparty	—	—	140,981	—	3,278	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	8,722,701	34,109,186	5,464,294	62,428,122	2,565,417	2,525,811
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,435	3,689	3,035	8,605	2,606	2,663
Total Assets	27,813,961	94,195,624	57,290,088	566,634,304	25,427,498	32,070,039
LIABILITIES:
Cash overdraft	—	—	371	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	120,629	131,153	—	—	13,384	—
Payable for capital shares redeemed	—	—	—	11,160,642	8,435,035	7,854,960
Advisory fees payable	267	35,625	27,421	225,350	7,324	6,707
Management Services fees payable	2,185	7,063	4,448	36,948	1,587	2,143
Custodian fees payable	8,291	43,792	1,736	19,993	587	2,872
Administration fees payable	23,705	28,915	23,540	49,220	23,562	23,626
Trustee fees payable	222	708	454	3,945	147	204
Listing, Data and related fees payable	—	30,238	6,143	76,672	2,329	3,011
Professional fees payable	8,871	9,311	9,059	13,144	8,778	8,832
Payable for variation margin on futures contracts	6,223	71,621	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	11,407	3,787,471	71,276,055	89,226	345,992
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,336	5,502	6,174	38,419	18,551	2,319
Total Liabilities	172,729	375,335	3,866,817	82,900,388	8,600,510	8,250,666
NET ASSETS	$27,641,232	$93,820,289	$53,423,271	$483,733,916	$16,826,988	$23,819,373
NET ASSETS CONSIST OF:
Paid in Capital	$19,559,166	$58,611,005	$55,463,675	$621,046,106	$12,409,979	$18,271,646
Accumulated undistributed net investment income (loss)	22,865	196,591	223,887	(7,152,583)	29,228	17,411
Accumulated net realized gains (losses) on investments	732,397	1,483,838	(433,432)	(54,204,289)	2,601,976	5,310,066
Net unrealized appreciation (depreciation) on:
Investments	(1,459,935)	(1,060,246)	(3,507,682)	(67,107,385)	(690,386)	(1,959,569)
Futures contracts	64,038	491,322	—	—	—	—
Non-exchange traded swap agreements	8,722,701	34,097,779	1,676,823	(8,847,933)	2,476,191	2,179,819
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$27,641,232	$93,820,289	$53,423,271	$483,733,916	$16,826,988	$23,819,373
Shares (unlimited number of shares authorized, no par value)	475,000	1,250,000	1,275,000	10,450,000	450,000	225,000
Net Asset Value	$58.19	$75.06	$41.90	$46.29	$37.39	$105.86

See accompanying notes to the financial statements.

272 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Financials	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Homebuilders & Supplies	Ultra Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$649,784,887	$3,689,492	$4,743,862	$63,747,849	$988,018	$16,544,979
Securities, at value	670,009,178	3,335,766	2,392,628	55,267,164	798,624	12,717,985
Repurchase Agreements, at value	36,666,099	957,069	2,275,817	6,918,727	213,974	2,916,058
Total Investment Securities	706,675,277	4,292,835	4,668,445	62,185,891	1,012,598	15,634,043
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,147,221	1,806,000	907,000	510,674	46,642	353,805
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	698,152	6	15	114,584	308	36,881
Receivable for investments sold	—	—	1,789,690	4,712,572	399	39,015
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	3,546	13,979	—	4,477	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	26,296,244	1,902,139	43,208	24,534,166	53,668	1,934,709
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	12,171	2,059	2,030	3,387	3,820	2,589
Total Assets	736,829,065	8,006,585	7,424,367	92,061,274	1,121,912	18,001,042
LIABILITIES:
Cash overdraft	3,437	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	146,660	—	—	—	3,080	—
Payable for capital shares redeemed	—	—	3,553,264	4,734,396	—	—
Advisory fees payable	416,987	—	—	42,330	—	7,497
Management Services fees payable	56,524	—	—	7,442	—	1,606
Custodian fees payable	17,699	51	55	6,476	905	2,035
Administration fees payable	57,348	23,502	23,502	28,527	655	23,625
Trustee fees payable	5,976	73	35	786	8	156
Listing, Data and related fees payable	86,496	835	19,296	12,733	1,036	2,292
Professional fees payable	14,468	8,679	8,656	9,518	9,612	8,779
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	44,783,882	532,680	414,644	134,246	166,291	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	49,597	351	281	11,869	2,028	2,834
Total Liabilities	45,639,074	566,171	4,019,733	4,988,323	183,615	48,824
NET ASSETS	$691,189,991	$7,440,414	$3,404,634	$87,072,951	$938,297	$17,952,218
NET ASSETS CONSIST OF:
Paid in Capital	$2,601,505,635	$5,803,142	$2,072,473	$52,214,262	$1,304,642	$13,717,876
Accumulated undistributed net investment income (loss)	1,408,080	(28,347)	(25,607)	(1,072,661)	(6,366)	45,665
Accumulated net realized gains (losses) on investments	(1,950,126,476)	(307,183)	1,804,621	13,093,388	(271,936)	3,164,904
Net unrealized appreciation (depreciation) on:
Investments	56,890,390	603,343	(75,417)	(1,561,958)	24,580	(910,936)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(18,487,638)	1,369,459	(371,436)	24,399,920	(112,623)	1,934,709
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$691,189,991	$7,440,414	$3,404,634	$87,072,951	$938,297	$17,952,218
Shares (unlimited number of shares authorized, no par value)	9,769,250	149,969	49,987	1,375,000	50,001	450,000
Net Asset Value	$70.75	$49.61	$68.11	$63.33	$18.77	$39.89
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 273

	Ultra Oil & Gas	Ultra Oil & Gas Exploration & Production	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$157,604,566	$1,339,313	$133,673,312	$6,681,453	$23,139,420	$83,487,012
Securities, at value	129,156,828	1,098,900	115,682,917	5,603,315	19,743,261	73,302,953
Repurchase Agreements, at value	4,744,929	195,217	15,275,763	1,072,701	3,761,004	7,684,148
Total Investment Securities	133,901,757	1,294,117	130,958,680	6,676,016	23,504,265	80,987,101
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,109,514	572,050	2,058,320	38,439	181,404	1,504,439
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	707,614	1,838	86,391	8,534	90,875	159,995
Receivable for investments sold	5,412,164	—	—	—	—	—
Due from counterparty	163,990	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,671	—	5,116	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	16,037,780	113,171	70,399,731	372,474	570,493	23,066,231
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,571	3,820	5,425	2,508	2,676	3,877
Total Assets	157,337,390	1,990,667	203,508,547	7,103,087	24,349,713	105,721,643
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	124,076	—	—	12,831
Payable for capital shares redeemed	5,395,494	—	—	—	—	—
Advisory fees payable	80,968	—	122,144	—	2,972	52,653
Management Services fees payable	13,022	—	17,789	—	1,897	8,232
Custodian fees payable	8,503	1,132	7,832	1,583	1,489	5,542
Administration fees payable	34,045	392	38,650	23,539	23,512	30,238
Trustee fees payable	1,373	11	1,768	59	190	839
Listing, Data and related fees payable	19,951	647	28,076	2,274	2,810	13,570
Professional fees payable	9,853	9,623	10,392	8,693	8,815	9,502
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,152,703	613,869	—	111,216	153,533	3,091,999
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	16,850	2,219	15,257	1,028	4,000	11,160
Total Liabilities	8,732,762	627,893	365,984	148,392	199,218	3,236,566
NET ASSETS	$148,604,628	$1,362,774	$203,142,563	$6,954,695	$24,150,495	$102,485,077
NET ASSETS CONSIST OF:
Paid in Capital	$204,450,427	$2,873,645	$99,629,640	$8,337,325	$25,008,905	$65,141,059
Accumulated undistributed net investment income (loss)	1,020,541	379	2,941,546	14,495	99,711	181,304
Accumulated net realized gains (losses) on investments	(46,048,608)	(965,356)	32,886,278	(1,652,946)	(1,739,926)	19,688,393
Net unrealized appreciation (depreciation) on:
Investments	(23,702,809)	(45,196)	(2,714,632)	(5,437)	364,845	(2,499,911)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	12,885,077	(500,698)	70,399,731	261,258	416,960	19,974,232
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$148,604,628	$1,362,774	$203,142,563	$6,954,695	$24,150,495	$102,485,077
Shares (unlimited number of shares authorized, no par value)	4,175,000	49,995	1,779,372	75,000	275,000	1,300,000
Net Asset Value	$35.59	$27.26	$114.17	$92.73	$87.82	$78.83

See accompanying notes to the financial statements.

274 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Telecommunications	Ultra Utilities	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$3,611,084	$17,222,938	$52,299,852	$6,652,992	$91,960,917	$20,336,245
Securities, at value	3,687,618	12,941,045	34,001,749	6,049,865	73,966,701	16,995,232
Repurchase Agreements, at value	281,318	4,171,250	16,472,159	495,687	17,989,171	3,340,319
Total Investment Securities	3,968,936	17,112,295	50,473,908	6,545,552	91,955,872	20,335,551
Cash	—	—	—	44	330,000	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	70,492	392,726	3,589,080	150,728	4,724,000	10,959,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	4,341	60,731	18,272	8,398	117	22
Receivable for investments sold	145,743	—	3,989,339	—	—	—
Due from counterparty	—	6,447	—	—	—	—
Receivable for capital shares issued	—	—	—	—	2,191,401	1,153,693
Receivable from Advisor	7,725	—	10,117	2,130	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	856,429	1,186,549	—	2,575,008	18,484	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,437	2,607	6,745	2,485	2,462	2,593
Total Assets	5,056,103	18,761,355	58,087,461	9,284,345	99,222,336	32,450,859
LIABILITIES:
Cash overdraft	—	—	11,283	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	—	17,306	—	—
Payable for capital shares redeemed	—	—	3,964,832	—	—	—
Advisory fees payable	—	1,857	—	—	50,498	15,156
Management Services fees payable	—	1,478	—	—	7,489	2,106
Custodian fees payable	208	1,037	10,169	2,054	225	210
Administration fees payable	23,516	23,525	12,097	23,520	14,158	14,126
Trustee fees payable	42	150	346	78	788	216
Listing, Data and related fees payable	597	2,362	6,792	2,235	2,874	422
Professional fees payable	8,668	8,786	9,540	8,711	9,184	8,817
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	11,969	1,018,723	10,745,333	3,502	6,010,622	5,870,638
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,469	2,597	916	1,145	2,032	4,869
Total Liabilities	46,469	1,060,515	14,761,308	58,551	6,097,870	5,916,560
NET ASSETS	$5,009,634	$17,700,840	$43,326,153	$9,225,794	$93,124,466	$26,534,299
NET ASSETS CONSIST OF:
Paid in Capital	$3,764,067	$20,498,836	$82,419,851	$6,726,343	$105,675,761	$43,154,946
Accumulated undistributed net investment income (loss)	77,927	74,429	(207,754)	31,869	(257,640)	(311,333)
Accumulated net realized gains (losses) on investments	(34,672)	(2,929,608)	(26,314,667)	3,516	(6,296,472)	(10,437,982)
Net unrealized appreciation (depreciation) on:
Investments	357,852	(110,643)	(1,825,944)	(107,440)	(5,045)	(694)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	844,460	167,826	(10,745,333)	2,571,506	(5,992,138)	(5,870,638)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$5,009,634	$17,700,840	$43,326,153	$9,225,794	$93,124,466	$26,534,299
Shares (unlimited number of shares authorized, no par value)	50,000	450,000	1,549,915	125,002	1,075,000	575,000
Net Asset Value	$100.19	$39.34	$27.95	$73.81	$86.63	$46.15

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 275

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$7,627,107	$595,366	$10,202,208	$12,136,669	$5,681,972
Securities, at value	—	—	—	2,998,558	—
Repurchase Agreements, at value	7,627,107	595,366	10,202,208	9,138,111	5,681,972
Total Investment Securities	7,627,107	595,366	10,202,208	12,136,669	5,681,972
Cash	—	—	—	—	—
Foreign cash	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,370,000	730,949	9,137,000	14,168,001	2,302,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—
Dividends and interest receivable	50	4	66	59	37
Receivable for investments sold	—	—	—	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—
Receivable from Advisor	—	6,475	—	—	—
Reclaims receivable	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	876,883	155,710	61,209	606,915	2,052,138
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	2,633	2,392	2,457	2,596	2,490
Total Assets	12,876,673	1,490,896	19,402,940	26,914,240	10,038,637
LIABILITIES:
Cash overdraft	—	—	—	270,000	—
Collateral upon return of deposit securities	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	2,002,566	—
Advisory fees payable	440	—	2,863	10,268	505
Management Services fees payable	—	—	1,342	1,619	—
Custodian fees payable	270	23	77	285	197
Administration fees payable	14,126	14,125	14,125	14,126	14,126
Trustee fees payable	92	13	144	167	88
Listing, Data and related fees payable	2,013	11	380	3,164	84
Professional fees payable	8,765	8,641	8,730	8,804	8,732
Payable for variation margin on futures contracts	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,114,607	28,093	4,886,709	5,492,427	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Other liabilities	3,455	496	1,477	5,519	1,460
Total Liabilities	2,143,768	51,402	4,915,847	7,808,945	25,192
NET ASSETS	$10,732,905	$1,439,494	$14,487,093	$19,105,295	$10,013,445
NET ASSETS CONSIST OF:
Paid in Capital	$13,165,938	$1,467,152	$38,145,606	$30,105,435	$4,319,786
Accumulated undistributed net investment income (loss)	(338,978)	(21,019)	(82,226)	(514,934)	(235,778)
Accumulated net realized gains (losses) on investments	(856,331)	(134,256)	(18,750,787)	(5,599,694)	3,877,299
Net unrealized appreciation (depreciation) on:
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	(1,237,724)	127,617	(4,825,500)	(4,885,512)	2,052,138
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
NET ASSETS	$10,732,905	$1,439,494	$14,487,093	$19,105,295	$10,013,445
Shares (unlimited number of shares authorized, no par value)	275,000	50,000	416,557	450,000	125,000
Net Asset Value	$39.03	$28.79	$34.78	$42.46	$80.11

See accompanying notes to the financial statements.

276 :: MAY 31, 2016 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$2,825,527	$68,139,720	$44,792,073	$986,307	$2,706,680
Securities, at value	—	57,149,004	33,380,443	853,490	2,295,272
Repurchase Agreements, at value	2,825,527	11,487,937	14,075,555	67,400	429,906
Total Investment Securities	2,825,527	68,636,941	47,455,998	920,890	2,725,178
Cash	—	—	—	—	—
Foreign cash	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	19,250	44,165	—	—
Segregated cash balances with custodian for swap agreements	2,024,000	1,463,355	1,030,529	492,000	271,002
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—
Dividends and interest receivable	18	189,199	179,377	—	3
Receivable for investments sold	—	3,162,078	2,651,686	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—
Receivable from Advisor	2,828	—	—	12,465	9,913
Reclaims receivable	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	4,125	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	337,673	1,235,243	20,534	196,672
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	2,431	3,167	2,982	4,983	3,934
Total Assets	4,854,804	73,811,663	52,604,105	1,450,872	3,206,702
LIABILITIES:
Cash overdraft	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—
Payable for investments purchased	—	3,158,009	505,547	—	—
Payable for capital shares redeemed	—	—	2,164,937	—	—
Advisory fees payable	—	27,384	24,341	—	—
Management Services fees payable	—	4,294	4,397	—	—
Custodian fees payable	50	1,720	1,325	20	42
Administration fees payable	14,126	25,159	23,227	23,502	23,502
Trustee fees payable	31	380	458	12	28
Listing, Data and related fees payable	22	8,594	7,652	—	—
Professional fees payable	8,660	9,175	9,070	8,644	8,654
Payable for variation margin on futures contracts	—	219	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,359,736	3,578,176	66,715	63,457	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Other liabilities	708	12,641	3,019	427	394
Total Liabilities	1,383,333	6,825,751	2,810,688	96,062	32,620
NET ASSETS	$3,471,471	$66,985,912	$49,793,417	$1,354,810	$3,174,082
NET ASSETS CONSIST OF:
Paid in Capital	$5,802,996	$195,069,993	$41,686,766	$1,715,959	$2,798,376
Accumulated undistributed net investment income (loss)	(51,830)	52,958	109,510	5,184	6,521
Accumulated net realized gains (losses) on investments	(919,959)	(125,391,987)	4,162,986	(257,993)	154,015
Net unrealized appreciation (depreciation) on:
Investments	—	497,221	2,663,925	(65,417)	18,498
Futures contracts	—	(1,770)	1,702	—	—
Non-exchange traded swap agreements	(1,359,736)	(3,240,503)	1,168,528	(42,923)	196,672
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
NET ASSETS	$3,471,471	$66,985,912	$49,793,417	$1,354,810	$3,174,082
Shares (unlimited number of shares authorized, no par value)	150,000	1,100,000	575,000	25,000	50,000
Net Asset Value	$23.14	$60.90	$86.60	$54.19	$63.48

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2016 :: 277

STATEMENTS OF OPERATIONS

278 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
	Year Ended May 31, 2016		Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$633,740	(1)	$801,827	$763,501	$8,805,285	$27,427,486	$470,882
Interest	210		56	—	22,816	1,872	64
Foreign withholding tax on income	—		(41,775)	(11,655)	—	—	—
Total Investment Income	633,950		760,108	751,846	8,828,101	27,429,358	470,946
EXPENSES:
Advisory fees (Note 4)	18,099		110,507	61,672	3,032,252	3,757,804	79,215
Management Services fees (Note 4)	25,855		24,557	12,334	404,701	1,073,650	19,804
Professional fees	18,768		17,460	17,261	26,405	41,332	16,934
Administration fees (Note 5)	21,771		94,948	93,900	195,414	258,201	38,650
Custodian fees (Note 6)	1,293		51,076	8,151	105,336	128,575	11,347
Printing and Shareholder reports	4,628		7,873	2,276	91,980	176,019	1,042
Listing, Data and related fees (Note 7)	67,559		19,874	33,243	34,453	440,643	31,392
Trustees fees (Note 8)	534		506	252	8,913	26,510	696
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—		—	—	—	—	—
Other fees	5,259		5,341	4,513	34,922	71,585	5,012
Total Gross Expenses before fees waived and/or reimbursed	163,766		332,142	233,602	3,934,376	5,974,319	204,092
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(126,840)		(221,823)	(159,757)	(2,116,337)	(2,220,348)	(124,896)
Total Net Expenses	36,926		110,319	73,845	1,818,039	3,753,971	79,196
Net Investment Income (Loss)	597,024		649,789	678,001	7,010,062	23,675,387	391,750
NET REALIZED GAIN (LOSS) ON:
Investments	(1,213,289	)(2)	(1,426,853)	(334,106)	(8,357,772)	(3,405,724)	(232,965)
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	11,480,443	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
In-kind redemptions of Investments	50,858	(2)	(12,074)	256,651	5,176,193	9,157,309	752,195
Foreign currency transactions	—		(4,090)	(2,441)	—	—	—
Net realized gain (loss)	(1,162,431)		(1,443,017)	(79,896)	8,298,864	5,751,585	519,230
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—		(551,373)	(830,922)	(3,700,205)	79,290,771	3,845,169
Investments in Affiliated Underlying Funds	(384,040)		—	—	—	—	—
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	(8,693,640)	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency translations	—		811	297	—	—	—
Change in net unrealized appreciation/depreciation	(384,040)		(550,562)	(830,625)	(12,393,845)	79,290,771	3,845,169
Net realized and unrealized gain (loss)	(1,546,471)		(1,993,579)	(910,521)	(4,094,981)	85,042,356	4,364,399
Change in Net Assets Resulting from Operations	$(949,447)		$(1,343,790)	$(232,520)	$2,915,081	$108,717,743	$4,756,149

(1)  Amount represents dividend income received from affiliated Underlying ETFs of $633,740.

(2)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(1,162,431) and distributions of realized gain received from affiliated Underlying ETFs of $0.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 279

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
	Year Ended May 31, 2016	Year Ended May 31, 2016	September 9, 2015* through May 31, 2016	January 25, 2016* through May 31, 2016	September 22, 2015* through May 31, 2016	September 22, 2015* through May 31, 2016
INVESTMENT INCOME:
Dividends	$512,562	$825,134	$114,702	$48,814	$88,597	$56,517
Interest	78	94	3	64	20	16
Foreign withholding tax on income	—	(40,655)	(6,261)	(2,170)	—	—
Total Investment Income	512,640	784,573	108,444	46,708	88,617	56,533
EXPENSES:
Advisory fees (Note 4)	81,695	87,920	14,027	11,375	10,843	6,549
Management Services fees (Note 4)	20,424	17,584	2,552	1,896	—	—
Professional fees	16,956	17,330	18,606	15,148	19	11
Administration fees (Note 5)	37,133	76,386	3,483	2,503	—	—
Custodian fees (Note 6)	9,018	27,257	19,208	19,129	—	—
Printing and Shareholder reports	—	3,214	5,270	4,000	—	—
Listing, Data and related fees (Note 7)	15,583	17,276	16,765	13,664	—	—
Trustees fees (Note 8)	768	456	71	71	103	46
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,500	4,687	3,088	1,324	50	20
Total Gross Expenses before fees waived and/or reimbursed	185,077	252,110	83,070	69,110	11,015	6,626
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(103,369)	(164,331)	(69,063)	(57,729)	—	—
Total Net Expenses	81,708	87,779	14,007	11,381	11,015	6,626
Net Investment Income (Loss)	430,932	696,794	94,437	35,327	77,602	49,907
NET REALIZED GAIN (LOSS) ON:
Investments	(32,937)	(1,107,950)	(110,353)	39,516 (1)	5,561	2,462
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	732,384	—	(347,832)	—	—	98,338
Foreign currency transactions	—	1,852	(193)	2,594	—	—
Net realized gain (loss)	699,447	(1,106,098)	(458,378)	42,110	5,561	100,800
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	4,642,886	(510,067)	(73,794)	316,774	523,678	163,941
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	(295)	(68)	(384)	—	—
Change in net unrealized appreciation/depreciation	4,642,886	(510,362)	(73,862)	316,390	523,678	163,941
Net realized and unrealized gain (loss)	5,342,333	(1,616,460)	(532,240)	358,500	529,239	264,741
Change in Net Assets Resulting from Operations	$5,773,265	$(919,666)	$(437,803)	$393,827	$606,841	$314,648

*Commencement of investment operations.

(1)  Net of India capital gains tax of $(2,949).

See accompanying notes to the financial statements.

280 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged
	September 22, 2015* through May 31, 2016	September 22, 2015* through May 31, 2016	June 23, 2015* through May 31, 2016	June 23, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$59,043	$58,767	$559,799	$434,767	$—	$—
Interest	17	14	71	23	6,812,630	5,744,552
Foreign withholding tax on income	—	—	(46,137)	(55,451)	—	—
Total Investment Income	59,060	58,781	513,733	379,339	6,812,630	5,744,552
EXPENSES:
Advisory fees (Note 4)	6,569	6,796	46,822	41,354	526,654	436,366
Management Services fees (Note 4)	—	—	—	—	105,330	145,454
Professional fees	11	12	89	96	19,826	20,266
Administration fees (Note 5)	—	—	—	—	131,904	157,651
Custodian fees (Note 6)	—	—	—	—	12,501	16,174
Printing and Shareholder reports	—	—	—	—	29,326	30,541
Listing, Data and related fees (Note 7)	—	—	—	—	55,909	60,594
Trustees fees (Note 8)	47	56	3,284	3,311	2,247	2,829
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	20	24	111	120	11,465	13,528
Total Gross Expenses before fees waived and/or reimbursed	6,647	6,888	50,306	44,881	895,162	883,403
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	(369,697)	(447,846)
Total Net Expenses	6,647	6,888	50,306	44,881	525,465	435,557
Net Investment Income (Loss)	52,413	51,893	463,427	334,458	6,287,165	5,308,995
NET REALIZED GAIN (LOSS) ON:
Investments	2,699	1,686	(2,350,471)	(2,013,552)	(11,692,596)	(3,030,360)
Futures contracts	—	—	—	—	(2,284,942)	(7,330,504)
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	104,940	53,676	15,021	17,834	(240,927)	231,187
Foreign currency transactions	—	—	228,876	(2,615,209)	—	—
Net realized gain (loss)	107,639	55,362	(2,106,574)	(4,610,927)	(14,218,465)	(10,129,677)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	170,879	134,758	(427,578)	(288,500)	(3,076,333)	2,463,592
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	387,684	512,144
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	119,812	175,160	—	—
Change in net unrealized appreciation/depreciation	170,879	134,758	(307,766)	(113,340)	(2,688,649)	2,975,736
Net realized and unrealized gain (loss)	278,518	190,120	(2,414,340)	(4,724,267)	(16,907,114)	(7,153,941)
Change in Net Assets Resulting from Operations	$330,931	$242,013	$(1,950,913)	$(4,389,809)	$(10,619,949)	$(1,844,946)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 281

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Managed Futures Strategy ETF(1)	Merger ETF
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	February 17, 2016* through May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$84,006	$—	$77,465
Interest	115,597	25,133	410,985	41,534	3,072	597
Foreign withholding tax on income	—	—	—	(13)	—	(2,200)
Total Investment Income	115,597	25,133	410,985	125,527	3,072	75,862
EXPENSES:
Advisory fees (Note 4)	23,090	12,764	29,729	299,949	11,899	52,794
Management Services fees (Note 4)	6,597	3,647	5,958	39,993	—	7,039
Professional fees	17,141	17,063	17,150	17,953	7	17,126
Administration fees (Note 5)	95,671	93,294	101,917	102,593	—	94,693
Custodian fees (Note 6)	819	869	3,483	236,165	—	7,462
Printing and Shareholder reports	850	426	2,353	4,678	—	416
Listing, Data and related fees (Note 7)	25,590	36,175	2,412	131,155	—	33,243
Trustees fees (Note 8)	140	76	126	833	54	141
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,091	3,860	4,073	6,454	28	4,081
Total Gross Expenses before fees waived and/or reimbursed	173,989	168,174	167,201	839,773	11,988	216,995
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(150,936)	(151,788)	(137,472)	(460,485)	—	(164,278)
Total Net Expenses	23,053	16,386	29,729	379,288	11,988	52,717
Net Investment Income (Loss)	92,544	8,747	381,256	(253,761)	(8,916)	23,145
NET REALIZED GAIN (LOSS) ON:
Investments	(3,633)	(134,445)	92,267	472,022	785	(541,166)
Futures contracts	—	—	—	(146,730)	(89,194)	—
Non-exchange traded swap agreements	—	—	—	(531,008)	—	216,786
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	(81,007)	225,257	—	28,802
Foreign currency transactions	—	(1,146)	—	—	—	(99,803)
Net realized gain (loss)	(3,633)	(135,591)	11,260	19,541	(88,409)	(395,381)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,144)	248,167	(22,767)	(903,229)	—	225,076
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	91,416	75,977	—
Non-exchange traded swap agreements	—	—	—	(315,786)	—	161,155
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	(967)	—	—	—	46,759
Change in net unrealized appreciation/depreciation	(1,144)	247,200	(22,767)	(1,127,599)	75,977	432,990
Net realized and unrealized gain (loss)	(4,777)	111,609	(11,507)	(1,108,058)	(12,432)	37,609
Change in Net Assets Resulting from Operations	$87,767	$120,356	$369,749	$(1,361,819)	$(21,348)	$60,754

*Commencement of investment operations.

(1)  Consolidated Statement of Operations.
See accompanying notes to the financial statements.

282 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	RAFI® Long/Short	Inflation Expectations ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$1,136,015	$—	$—	$—	$—	$—
Interest	5,684	66,134	6,184	3,042,470	534,207	424,422
Foreign withholding tax on income	(2)	—	—	—	—	—
Total Investment Income	1,141,697	66,134	6,184	3,042,470	534,207	424,422
EXPENSES:
Advisory fees (Note 4)	311,398	17,946	40,605	15,352,717	2,434,412	2,519,578
Management Services fees (Note 4)	41,545	3,263	6,247	2,047,007	324,585	335,940
Professional fees	19,234	17,058	17,038	69,676	25,855	25,325
Administration fees (Note 5)	94,544	93,068	44,494	234,571	122,876	125,461
Custodian fees (Note 6)	75,038	684	2,544	171,622	29,516	30,617
Printing and Shareholder reports	7,132	392	633	154,484	29,924	49,717
Listing, Data and related fees (Note 7)	26,885	21,093	—	21,606	335,760	145,775
Trustees fees (Note 8)	969	72	135	47,059	7,815	7,407
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,796	3,867	2,492	139,785	22,662	25,723
Total Gross Expenses before fees waived and/or reimbursed	583,541	157,443	114,188	18,238,527	3,333,405	3,265,543
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(189,567)	(133,018)	(83,016)	—	(254,981)	(79,838)
Total Net Expenses	393,974	24,425	31,172	18,238,527	3,078,424	3,185,705
Net Investment Income (Loss)	747,723	41,709	(24,988)	(15,196,057)	(2,544,217)	(2,761,283)
NET REALIZED GAIN (LOSS) ON:
Investments	(4,159,497)	135,123	(856)	450	(442)	(2,698)
Futures contracts	—	20,234	—	(25,949,043)	(6,100,555)	(2,025,758)
Non-exchange traded swap agreements	(5,722,098)	(526,358)	—	(159,882,432)	(49,221,724)	(25,378,482)
Centrally cleared swap agreements	—	—	(46,837)	—	—	—
In-kind redemptions of Investments	904,623	(368,428)	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(8,976,972)	(739,429)	(47,693)	(185,831,025)	(55,322,721)	(27,406,938)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,176,876)	212,366	—	(149,867)	(33,595)	(32,208)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	(1,441,942)	(88,825)	(85,540)
Non-exchange traded swap agreements	9,197,215	164,300	—	(27,615,535)	10,410,276	6,798,430
Centrally cleared swap agreements	—	—	13,848	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	7,020,339	376,666	13,848	(29,207,344)	10,287,856	6,680,682
Net realized and unrealized gain (loss)	(1,956,633)	(362,763)	(33,845)	(215,038,369)	(45,034,865)	(20,726,256)
Change in Net Assets Resulting from Operations	$(1,208,910)	$(321,054)	$(58,833)	$(230,234,426)	$(47,579,082)	$(23,487,539)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 283

	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	38,896	657,655	14,723	2,157,381	440,775	274,651
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	38,896	657,655	14,723	2,157,381	440,775	274,651
EXPENSES:
Advisory fees (Note 4)	193,279	3,427,375	106,390	11,842,010	2,723,748	1,739,258
Management Services fees (Note 4)	25,770	457,091	14,190	1,578,918	363,316	231,899
Professional fees	15,953	30,870	17,299	59,764	26,793	23,295
Administration fees (Note 5)	56,429	149,444	56,560	222,085	130,853	104,031
Custodian fees (Note 6)	4,709	39,937	1,318	130,249	31,584	21,290
Printing and Shareholder reports	2,564	58,844	2,351	138,803	47,895	46,258
Listing, Data and related fees (Note 7)	13,675	445,410	13,675	20,140	374,491	103,935
Trustees fees (Note 8)	559	10,613	295	36,984	8,118	5,005
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,665	36,284	4,622	112,695	28,796	19,254
Total Gross Expenses before fees waived and/or reimbursed	318,603	4,655,868	216,700	14,141,648	3,735,594	2,294,225
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(74,195)	(320,444)	(82,130)	—	(291,129)	(95,480)
Total Net Expenses	244,408	4,335,424	134,570	14,141,648	3,444,465	2,198,745
Net Investment Income (Loss)	(205,512)	(3,677,769)	(119,847)	(11,984,267)	(3,003,690)	(1,924,094)
NET REALIZED GAIN (LOSS) ON:
Investments	610	(26,814)	(103)	19,765	(4,287)	(1,000)
Futures contracts	(276,049)	(391,067)	—	(8,884,926)	(5,529,441)	(2,234,754)
Non-exchange traded swap agreements	(6,379,680)	(5,666,846)	(1,339,884)	(194,746,903)	(93,354,462)	(18,726,561)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(6,655,119)	(6,084,727)	(1,339,987)	(203,612,064)	(98,888,190)	(20,962,315)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(23,054)	(1,666)	(198,515)	(20,876)	(32,621)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(32,156)	(1,227,601)	—	(1,864,382)	485,428	3,603
Non-exchange traded swap agreements	3,976,048	(10,282,229)	1,011,578	(19,090,898)	35,632,619	(4,218,737)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	3,943,892	(11,532,884)	1,009,912	(21,153,795)	36,097,171	(4,247,755)
Net realized and unrealized gain (loss)	(2,711,227)	(17,617,611)	(330,075)	(224,765,859)	(62,791,019)	(25,210,070)
Change in Net Assets Resulting from Operations	$(2,916,739)	$(21,295,380)	$(449,922)	$(236,750,126)	$(65,794,709)	$(27,134,164)

See accompanying notes to the financial statements.

284 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,757	259,389	5,274	924,584	520,993	226,510
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	9,757	259,389	5,274	924,584	520,993	226,510
EXPENSES:
Advisory fees (Note 4)	62,792	1,463,060	34,384	4,436,384	2,902,145	1,111,480
Management Services fees (Note 4)	8,374	195,141	4,586	591,512	387,084	148,396
Professional fees	17,202	21,016	17,105	33,162	27,420	20,049
Administration fees (Note 5)	56,556	94,018	56,558	165,513	133,484	81,827
Custodian fees (Note 6)	2,900	17,797	626	49,137	33,868	14,172
Printing and Shareholder reports	2,779	23,703	1,358	49,007	37,676	28,450
Listing, Data and related fees (Note 7)	13,675	196,558	13,675	13,675	399,051	69,768
Trustees fees (Note 8)	168	4,603	97	14,339	9,228	3,490
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,211	17,377	3,943	44,720	29,734	13,645
Total Gross Expenses before fees waived and/or reimbursed	168,657	2,033,273	132,332	5,397,449	3,959,690	1,491,277
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(89,239)	(182,230)	(88,846)	—	(290,264)	(84,522)
Total Net Expenses	79,418	1,851,043	43,486	5,397,449	3,669,426	1,406,755
Net Investment Income (Loss)	(69,661)	(1,591,654)	(38,212)	(4,472,865)	(3,148,433)	(1,180,245)
NET REALIZED GAIN (LOSS) ON:
Investments	—	8,512	—	14,545	(10,109)	117
Futures contracts	(56,931)	205,950	—	(3,702,653)	(5,135,685)	(104,685)
Non-exchange traded swap agreements	(1,991,973)	(19,535,040)	(1,297,969)	(101,612,018)	(105,809,626)	(38,858,849)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,048,904)	(19,320,578)	(1,297,969)	(105,300,126)	(110,955,420)	(38,963,417)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(32,068)	(49)	(103,685)	(42,770)	(30,041)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(21,276)	(336,329)	—	(1,736,759)	537,257	(158,198)
Non-exchange traded swap agreements	1,577,612	21,705,118	835,005	(15,822,889)	13,448,568	9,254,924
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,556,336	21,336,721	834,956	(17,663,333)	13,943,055	9,066,685
Net realized and unrealized gain (loss)	(492,568)	2,016,143	(463,013)	(122,963,459)	(97,012,365)	(29,896,732)
Change in Net Assets Resulting from Operations	$(562,229)	$424,489	$(501,225)	$(127,436,324)	$(100,160,798)	$(31,076,977)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 285

	UltraPro Short MidCap400	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	6,606	105,368	14,279	41,809	11,135	38,904
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	6,606	105,368	14,279	41,809	11,135	38,904
EXPENSES:
Advisory fees (Note 4)	38,020	547,325	51,262	207,725	75,776	275,128
Management Services fees (Note 4)	5,071	73,012	6,835	27,704	10,103	36,683
Professional fees	17,130	17,968	16,154	17,677	15,305	16,617
Administration fees (Note 5)	56,564	62,778	56,557	56,557	56,555	56,864
Custodian fees (Note 6)	2,541	7,884	738	2,563	1,037	3,153
Printing and Shareholder reports	1,051	13,606	363	6,203	2,176	6,228
Listing, Data and related fees (Note 7)	13,675	81,010	13,916	22,271	15,078	25,597
Trustees fees (Note 8)	116	1,768	144	682	184	551
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,989	9,002	3,983	5,511	4,211	5,824
Total Gross Expenses before fees waived and/or reimbursed	138,157	814,353	149,952	346,893	180,425	426,645
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(90,080)	(121,880)	(85,114)	(84,130)	(84,586)	(78,950)
Total Net Expenses	48,077	692,473	64,838	262,763	95,839	347,695
Net Investment Income (Loss)	(41,471)	(587,105)	(50,559)	(220,954)	(84,704)	(308,791)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(2,829)	(22)	—	1,104	5,012
Futures contracts	12,008	163,432	—	—	—	—
Non-exchange traded swap agreements	(3,140,916)	3,897,092	(31,458)	(4,946,121)	(416,394)	(779,289)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(3,128,908)	4,057,695	(31,480)	(4,946,121)	(415,290)	(774,277)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(105)	(8,096)	(222)	(2,027)	—	(933)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(24,045)	(144,778)	—	—	—	—
Non-exchange traded swap agreements	2,502,638	(7,577,546)	(2,671,082)	607,482	542,673	(5,118,781)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,478,488	(7,730,420)	(2,671,304)	605,455	542,673	(5,119,714)
Net realized and unrealized gain (loss)	(650,420)	(3,672,725)	(2,702,784)	(4,340,666)	127,383	(5,893,991)
Change in Net Assets Resulting from Operations	$(691,891)	$(4,259,830)	$(2,753,343)	$(4,561,620)	$42,679	$(6,202,782)

See accompanying notes to the financial statements.

286 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short S&P Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,275	17,413	126,842	2,451	5,307	71,867
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	2,275	17,413	126,842	2,451	5,307	71,867
EXPENSES:
Advisory fees (Note 4)	11,722	135,550	890,640	16,754	25,093	425,474
Management Services fees (Note 4)	1,563	18,073	118,686	2,235	3,347	56,746
Professional fees	16,065	17,476	18,751	16,082	15,170	16,610
Administration fees (Note 5)	56,553	56,556	78,062	56,553	56,559	58,690
Custodian fees (Note 6)	137	1,762	10,394	351	436	4,640
Printing and Shareholder reports	6,330	5,316	23,715	921	1,854	16,965
Listing, Data and related fees (Note 7)	11,802	18,440	123,326	12,112	12,563	34,336
Trustees fees (Note 8)	37	374	2,151	46	71	1,218
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,704	4,795	11,129	3,791	3,932	7,147
Total Gross Expenses before fees waived and/or reimbursed	107,913	258,342	1,276,854	108,845	119,025	621,826
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(93,087)	(86,989)	(149,992)	(87,658)	(87,292)	(83,801)
Total Net Expenses	14,826	171,353	1,126,862	21,187	31,733	538,025
Net Investment Income (Loss)	(12,551)	(153,940)	(1,000,020)	(18,736)	(26,426)	(466,158)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	20	—	(1,232)	(7,984)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	634,645	(1,139,242)	(811,063)	(3,255,743)	(11,863,079)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	634,645	(1,139,222)	(811,063)	(3,256,975)	(11,871,063)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(2,516)	(8,025)	—	(1,126)	(13,106)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(305,083)	(2,998,321)	48,789,908	382,002	2,889,123	2,803,461
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(305,083)	(3,000,837)	48,781,883	382,002	2,887,997	2,790,355
Net realized and unrealized gain (loss)	(305,083)	(2,366,192)	47,642,661	(429,061)	(368,978)	(9,080,708)
Change in Net Assets Resulting from Operations	$(317,634)	$(2,520,132)	$46,642,641	$(447,797)	$(395,404)	$(9,546,866)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 287

	UltraShort Gold Miners	UltraShort Junior Miners	UltraShort Health Care	UltraShort Homebuilders & Supplies	UltraShort Industrials	UltraShort Oil & Gas
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,058	548	4,836	1,824	6,207	75,417
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,058	548	4,836	1,824	6,207	75,417
EXPENSES:
Advisory fees (Note 4)	12,810	13,492	25,266	12,424	39,531	357,610
Management Services fees (Note 4)	1,709	1,806	3,369	1,660	5,271	47,681
Professional fees	16,390	16,585	15,154	17,997	14,254	18,278
Administration fees (Note 5)	15,374	15,819	56,557	1,929	56,556	56,663
Custodian fees (Note 6)	465	329	571	231	600	3,723
Printing and Shareholder reports	—	—	775	4,000	1,741	10,145
Listing, Data and related fees (Note 7)	12,139	29,101	12,494	17,881	13,273	30,692
Trustees fees (Note 8)	44	19	74	29	107	1,113
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,920 (1)	3,260	4,025	4,212 (2)	3,968	7,202
Total Gross Expenses before fees waived and/or reimbursed	60,851	80,411	118,285	60,363	135,301	533,107
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(44,658)	(63,329)	(86,334)	(44,627)	(85,344)	(80,899)
Total Net Expenses	16,193	17,082	31,951	15,736	49,957	452,208
Net Investment Income (Loss)	(15,135)	(16,534)	(27,115)	(13,912)	(43,750)	(376,791)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	71
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	126,704	(1,094,676)	(2,396,277)	(37,821)	(2,734,948)	13,805,232
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	126,704	(1,094,676)	(2,396,277)	(37,821)	(2,734,948)	13,805,303
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	(563)	—	(822)	(5,806)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(657,656)	(266,721)	1,941,365	(149,196)	1,659,957	(15,412,527)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(657,656)	(266,721)	1,940,802	(149,196)	1,659,135	(15,418,333)
Net realized and unrealized gain (loss)	(530,952)	(1,361,397)	(455,475)	(187,017)	(1,075,813)	(1,613,030)
Change in Net Assets Resulting from Operations	$(546,087)	$(1,377,931)	$(482,590)	$(200,929)	$(1,119,563)	$(1,989,821)

*  Commencement of investment operations.

(1)  Treasurer services fees in the amount of $3,514 are included as a component of "Other fees".

(2)  Treasurer services fees in the amount of $3,294 are included as a component of "Other fees".

See accompanying notes to the financial statements.

288 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	UltraPro Short Nasdaq Biotechnology
	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	June 22, 2015* through May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,041	50,426	4,056	6,970	4,890	6,476
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	2,041	50,426	4,056	6,970	4,890	6,476
EXPENSES:
Advisory fees (Note 4)	17,603	256,201	27,919	50,757	38,397	57,938
Management Services fees (Note 4)	2,350	34,160	3,722	6,780	5,131	7,719
Professional fees	18,006	16,928	16,127	15,233	15,185	18,077
Administration fees (Note 5)	2,651	56,521	56,559	56,556	56,560	8,846
Custodian fees (Note 6)	621	2,984	370	717	615	1,064
Printing and Shareholder reports	4,000	23,346	1,840	2,120	1,391	4,002
Listing, Data and related fees (Note 7)	18,516	25,078	12,690	13,859	13,249	16,993
Trustees fees (Note 8)	42	747	86	131	101	148
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,927	6,078	3,852	4,051	3,965	4,208
Total Gross Expenses before fees waived and/or reimbursed	67,716	422,043	123,165	150,204	134,594	118,995
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(45,422)	(98,252)	(87,861)	(85,940)	(85,979)	(45,677)
Total Net Expenses	22,294	323,791	35,304	64,264	48,615	73,318
Net Investment Income (Loss)	(20,253)	(273,365)	(31,248)	(57,294)	(43,725)	(66,842)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(241)	(194)	—	—	4
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	822,389	(7,023,194)	(2,443,215)	(4,525,118)	(817,765)	3,196,937
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	822,389	(7,023,435)	(2,443,409)	(4,525,118)	(817,765)	3,196,941
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(8,178)	(1,118)	(1,219)	(477)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(325,851)	(1,546,207)	2,458,553	3,470,115	(529,660)	(216,826)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(325,851)	(1,554,385)	2,457,435	3,468,896	(530,137)	(216,826)
Net realized and unrealized gain (loss)	496,538	(8,577,820)	14,026	(1,056,222)	(1,347,902)	2,980,115
Change in Net Assets Resulting from Operations	$476,285	$(8,851,185)	$(17,222)	$(1,113,516)	$(1,391,627)	$2,913,273

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 289

	UltraPro Short Financial Select Sector	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,937	118,179	544,250	14,282	5,817	96,764
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	2,937	118,179	544,250	14,282	5,817	96,764
EXPENSES:
Advisory fees (Note 4)	29,750	552,555	2,979,979	88,581	46,868	505,880
Management Services fees (Note 4)	3,968	73,692	397,327	11,811	6,249	67,450
Professional fees	17,079	18,991	23,913	14,507	16,186	16,999
Administration fees (Note 5)	56,553	64,257	141,061	56,556	56,560	62,193
Custodian fees (Note 6)	490	6,572	34,940	1,174	660	6,132
Printing and Shareholder reports	876	19,710	42,640	1,129	1,584	11,135
Listing, Data and related fees (Note 7)	13,159	42,157	169,172	22,395	13,653	37,784
Trustees fees (Note 8)	76	2,271	8,221	276	141	1,497
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,547	9,763	30,415	4,327	4,040	7,902
Total Gross Expenses before fees waived and/or reimbursed	126,498	789,968	3,827,668	200,756	145,941	716,972
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,869)	(90,960)	(58,651)	(88,665)	(86,670)	(77,184)
Total Net Expenses	37,629	699,008	3,769,017	112,091	59,271	639,788
Net Investment Income (Loss)	(34,692)	(580,829)	(3,224,767)	(97,809)	(53,454)	(543,024)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(1,503)	(263)	370	—	1,035
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(2,151,138)	1,300,958	37,653,659	2,323,169	(733,813)	6,198,701
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,151,138)	1,299,455	37,653,396	2,323,539	(733,813)	6,199,736
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(1,261)	(32,081)	(704)	(563)	(5,553)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	2,307,895	(5,615,857)	(6,279,223)	(520,651)	516,843	(5,671,028)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,307,895	(5,617,118)	(6,311,304)	(521,355)	516,280	(5,676,581)
Net realized and unrealized gain (loss)	156,757	(4,317,663)	31,342,092	1,802,184	(217,533)	523,155
Change in Net Assets Resulting from Operations	$122,065	$(4,898,492)	$28,117,325	$1,704,375	$(270,987)	$(19,869)
See accompanying notes to the financial statements.

290 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	49,790	1,076	31,078	82,782	19,465	1,905
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	49,790	1,076	31,078	82,782	19,465	1,905
EXPENSES:
Advisory fees (Note 4)	333,951	9,575	238,848	506,648	118,727	10,043
Management Services fees (Note 4)	44,535	1,277	31,842	67,552	15,833	1,339
Professional fees	17,212	12,238	16,877	18,151	15,516	16,054
Administration fees (Note 5)	56,664	56,553	56,646	61,958	56,566	56,556
Custodian fees (Note 6)	3,998	145	2,786	5,595	1,512	152
Printing and Shareholder reports	12,715	358	4,283	16,473	2,463	227
Listing, Data and related fees (Note 7)	24,535	11,673	23,627	75,350	17,782	11,695
Trustees fees (Note 8)	991	27	836	1,503	387	28
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,637	3,708	5,860	8,048	4,616	3,712
Total Gross Expenses before fees waived and/or reimbursed	501,238	95,554	381,605	761,278	233,402	99,806
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(78,849)	(83,443)	(79,529)	(119,892)	(83,249)	(87,103)
Total Net Expenses	422,389	12,111	302,076	641,386	150,153	12,703
Net Investment Income (Loss)	(372,599)	(11,035)	(270,998)	(558,604)	(130,688)	(10,798)
NET REALIZED GAIN (LOSS) ON:
Investments	(389)	—	47	3,344	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(8,475,332)	350,043	8,748,379	(8,941,827)	(4,228,083)	516,493
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(8,475,721)	350,043	8,748,426	(8,938,483)	(4,228,083)	516,493
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(3,141)	—	(1,666)	(10,192)	(859)	(190)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	7,650,608	(268,309)	(6,027,417)	30,455,070	3,065,650	(380,869)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	7,647,467	(268,309)	(6,029,083)	30,444,878	3,064,791	(381,059)
Net realized and unrealized gain (loss)	(828,254)	81,734	2,719,343	21,506,395	(1,163,292)	135,434
Change in Net Assets Resulting from Operations	$(1,200,853)	$70,699	$2,448,345	$20,947,791	$(1,293,980)	$124,636

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 291

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	44,405	1,006,124	239,990	3,388	3,328	298,484
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	44,405	1,006,124	239,990	3,388	3,328	298,484
EXPENSES:
Advisory fees (Note 4)	260,437	6,123,299	1,200,705	21,081	20,911	1,481,142
Management Services fees (Note 4)	34,724	816,432	160,092	2,811	2,788	197,484
Professional fees	17,052	41,068	19,774	15,150	17,047	19,543
Administration fees (Note 5)	56,544	189,124	86,621	56,553	56,553	96,081
Custodian fees (Note 6)	4,871	69,720	15,320	274	246	18,087
Printing and Shareholder reports	3,404	93,460	24,034	586	533	17,389
Listing, Data and related fees (Note 7)	24,197	321,307	42,687	30,082	12,220	85,232
Trustees fees (Note 8)	757	17,817	3,355	60	60	4,200
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,353	65,722	13,288	3,816	3,834	18,521
Total Gross Expenses before fees waived and/or reimbursed	408,339	7,737,949	1,565,876	130,413	114,192	1,937,679
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(79,073)	—	(47,072)	(103,757)	(87,753)	(65,439)
Total Net Expenses	329,266	7,737,949	1,518,804	26,656	26,439	1,872,240
Net Investment Income (Loss)	(284,861)	(6,731,825)	(1,278,814)	(23,268)	(23,111)	(1,573,756)
NET REALIZED GAIN (LOSS) ON:
Investments	327	11,328	(449)	—	—	1,430
Futures contracts	(48,123)	(2,352,385)	—	—	—	(328,752)
Non-exchange traded swap agreements	(798,074)	(68,869,737)	7,964,552	(124,293)	(127,358)	(13,011,062)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(845,870)	(71,210,794)	7,964,103	(124,293)	(127,358)	(13,338,384)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,732)	(183,919)	(21,723)	—	—	(51,140)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	1,386	48,304	—	—	—	27,380
Non-exchange traded swap agreements	(812,351)	(7,659,040)	(16,108,149)	(27,167)	(35,305)	(5,105,645)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(813,697)	(7,794,655)	(16,129,872)	(27,167)	(35,305)	(5,129,405)
Net realized and unrealized gain (loss)	(1,659,567)	(79,005,449)	(8,165,769)	(151,460)	(162,663)	(18,467,789)
Change in Net Assets Resulting from Operations	$(1,944,428)	$(85,737,274)	$(9,444,583)	$(174,728)	$(185,774)	$(20,041,545)

See accompanying notes to the financial statements.

292 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$31,605,653	$10,545,069	$5,568,801
Interest	2,992,402	3,464	101,357	329,284	203,702	41,710
Foreign withholding tax on income	—	—	—	(1,318)	(6,492)	—
Total Investment Income	2,992,402	3,464	101,357	31,933,619	10,742,279	5,610,511
EXPENSES:
Advisory fees (Note 4)	19,536,114	33,654	728,305	13,005,791	7,127,857	1,868,618
Management Services fees (Note 4)	2,604,790	4,496	97,162	1,736,011	951,390	249,322
Professional fees	93,468	15,226	19,611	62,988	38,995	22,802
Administration fees (Note 5)	248,273	56,556	70,621	283,978	259,354	162,157
Custodian fees (Note 6)	216,177	360	10,289	247,707	114,351	28,027
Printing and Shareholder reports	240,375	462	9,407	114,152	69,016	27,815
Listing, Data and related fees (Note 7)	995,918	12,861	47,611	16,175	962,565	110,918
Trustees fees (Note 8)	57,041	97	2,049	36,129	19,487	5,237
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	197,442	4,037	10,368	134,761	73,763	22,692
Total Gross Expenses before fees waived and/or reimbursed	24,189,598	127,749	995,423	15,637,692	9,616,778	2,497,588
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(85,129)	(74,930)	—	(594,540)	(133,235)
Total Net Expenses	24,189,598	42,620	920,493	15,637,692	9,022,238	2,364,353
Net Investment Income (Loss)	(21,197,196)	(39,156)	(819,136)	16,295,927	1,720,041	3,246,158
NET REALIZED GAIN (LOSS) ON:
Investments	7,736	131	—	(9,165,020)	(8,448,145)	(4,530,515)
Futures contracts	(13,765,198)	—	(745,072)	(4,650,292)	(7,548,598)	(1,029,529)
Non-exchange traded swap agreements	(282,078,863)	292,397	(11,746,732)	29,363,684	18,923,215	26,001,677
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	68,925,198	65,153,917	14,055,728
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(295,836,325)	292,528	(12,491,804)	84,473,570	68,080,389	34,497,361
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(134,983)	(1,042)	—	(80,681,168)	(54,228,937)	(15,325,876)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	206,546	—	17,498	591,629	2,083,884	621,999
Non-exchange traded swap agreements	(253,019,182)	47,498	(22,637,174)	(33,913,277)	(45,364,399)	(32,079,794)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(252,947,619)	46,456	(22,619,676)	(114,002,816)	(97,509,452)	(46,783,671)
Net realized and unrealized gain (loss)	(548,783,944)	338,984	(35,111,480)	(29,529,246)	(29,429,063)	(12,286,310)
Change in Net Assets Resulting from Operations	$(569,981,140)	$299,828	$(35,930,616)	$(13,233,319)	$(27,709,022)	$(9,040,152)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 293

	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$1,797,523	$2,173,392	$199,533	$13,328,828	$10,787,650	$3,324,906
Interest	26,559	53,035	2,054	81,009	101,440	12,572
Foreign withholding tax on income	—	(1,554)	(36)	(376)	(7,395)	—
Total Investment Income	1,824,082	2,224,873	201,551	13,409,461	10,881,695	3,337,478
EXPENSES:
Advisory fees (Note 4)	981,550	1,392,760	139,517	6,600,831	9,299,859	1,281,153
Management Services fees (Note 4)	131,208	186,273	18,614	880,963	1,241,130	171,037
Professional fees	39,360	22,344	17,399	36,904	43,060	20,752
Administration fees (Note 5)	130,425	153,197	96,034	255,920	271,405	142,522
Custodian fees (Note 6)	69,586	196,830	43,017	261,258	198,036	27,320
Printing and Shareholder reports	3,280	28,360	2,062	62,162	84,240	19,292
Listing, Data and related fees (Note 7)	13,675	188,134	13,675	13,675	1,252,153	78,957
Trustees fees (Note 8)	2,800	3,641	368	17,404	24,587	3,156
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	155,882	—	—
Other fees	15,568	17,459	5,058	67,205	89,932	15,711
Total Gross Expenses before fees waived and/or reimbursed	1,387,452	2,188,998	335,744	8,352,204	12,504,402	1,759,900
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(143,195)	(423,807)	(159,245)	—	(730,546)	(137,188)
Total Net Expenses	1,244,257	1,765,191	176,499	8,352,204	11,773,856	1,622,712
Net Investment Income (Loss)	579,825	459,682	25,052	5,057,257	(892,161)	1,714,766
NET REALIZED GAIN (LOSS) ON:
Investments	(4,913,274)	(11,897,324)	120,509	(11,211,856)	(38,725,901)	(683,666)
Futures contracts	(2,585,359)	(3,272,243)	—	(3,711,267)	(9,452,354)	(1,175,925)
Non-exchange traded swap agreements	(49,293,495)	(41,674,325)	2,935,722	61,885,998	38,748,671	17,424,622
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	4,608,687	2,797,313	1,356,018	41,949,809	112,216,043	10,897,034
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(52,183,441)	(54,046,579)	4,412,249	88,912,684	102,786,459	26,462,065
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(3,525,667)	(10,897,118)	(1,777,760)	(24,924,468)	(43,476,275)	(4,905,684)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	466,583	773,744	—	965,555	3,690,173	189,075
Non-exchange traded swap agreements	48,945,804	18,022,701	(3,697,899)	(49,066,239)	(5,144,836)	(6,902,069)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	45,886,720	7,899,327	(5,475,659)	(73,025,152)	(44,930,938)	(11,618,678)
Net realized and unrealized gain (loss)	(6,296,721)	(46,147,252)	(1,063,410)	15,887,532	57,855,521	14,843,387
Change in Net Assets Resulting from Operations	$(5,716,896)	$(45,687,570)	$(1,038,358)	$20,944,789	$56,963,360	$16,558,153

See accompanying notes to the financial statements.

294 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro MidCap400	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$366,863	$605,269	$964,731	$1,707,201	$381,665	$296,221
Interest	1,374	4,936	8,009	131,651	1,683	3,118
Foreign withholding tax on income	—	(300)	—	(1,343)	(39)	(197)
Total Investment Income	368,237	609,905	972,740	1,837,509	383,309	299,142
EXPENSES:
Advisory fees (Note 4)	252,091	610,433	390,967	5,146,852	144,122	201,842
Management Services fees (Note 4)	33,731	81,550	52,211	688,851	19,237	26,973
Professional fees	17,725	19,089	18,427	31,272	17,465	17,636
Administration fees (Note 5)	95,193	117,242	96,420	230,218	94,471	94,920
Custodian fees (Note 6)	49,714	262,684	13,325	134,360	14,718	24,728
Printing and Shareholder reports	4,063	8,037	9,240	114,083	2,002	4,340
Listing, Data and related fees (Note 7)	13,675	88,647	32,240	696,795	18,784	21,856
Trustees fees (Note 8)	666	1,634	1,150	12,882	402	578
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,444	10,530	7,834	51,196	5,022	5,619
Total Gross Expenses before fees waived and/or reimbursed	473,302	1,199,846	621,814	7,106,509	316,223	398,492
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(153,710)	(426,984)	(127,058)	(587,349)	(133,770)	(142,759)
Total Net Expenses	319,592	772,862	494,756	6,519,160	182,453	255,733
Net Investment Income (Loss)	48,645	(162,957)	477,984	(4,681,651)	200,856	43,409
NET REALIZED GAIN (LOSS) ON:
Investments	(1,922,388)	(7,453,257)	(5,495,848)	(70,880,603)	(540,161)	(180,215)
Futures contracts	(79,958)	(504,044)	—	—	—	—
Non-exchange traded swap agreements	(1,084,619)	5,976,641	5,351,591	(7,189,558)	1,599,943	3,608,732
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	166,642	(35,002)	(1,200,333)	61,559,078	1,985,586	3,479,705
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,920,323)	(2,015,662)	(1,344,590)	(16,511,083)	3,045,368	6,908,222
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(581,916)	3,418,302	702,144	(143,319,079)	(1,431,483)	(4,079,671)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	37,633	306,179	—	—	—	—
Non-exchange traded swap agreements	(6,272,351)	(22,755,580)	(15,377,228)	(291,454,511)	(1,241,050)	(4,706,828)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(6,816,634)	(19,031,099)	(14,675,084)	(434,773,590)	(2,672,533)	(8,786,499)
Net realized and unrealized gain (loss)	(9,736,957)	(21,046,761)	(16,019,674)	(451,284,673)	372,835	(1,878,277)
Change in Net Assets Resulting from Operations	$(9,688,312)	$(21,209,718)	$(15,541,690)	$(455,966,324)	$573,691	$(1,834,868)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 295

	Ultra Financials	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Homebuilders & Supplies	Ultra Industrials
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$13,035,415	$6,435	$7,253	$1,582,260	$13,739	$325,092
Interest	189,933	1,164	1,125	11,756	588	2,142
Foreign withholding tax on income	(726)	—	—	—	—	—
Total Investment Income	13,224,622	7,599	8,378	1,594,016	14,327	327,234
EXPENSES:
Advisory fees (Note 4)	5,458,723	21,870	18,421	1,123,271	16,367	159,894
Management Services fees (Note 4)	728,622	2,910	2,460	150,206	2,183	21,378
Professional fees	35,433	16,407	16,596	20,191	18,005	17,456
Administration fees (Note 5)	237,597	26,324	26,865	134,121	3,512	94,947
Custodian fees (Note 6)	96,193	217	300	42,761	4,270	22,990
Printing and Shareholder reports	89,800	—	—	28,553	4,000	4,466
Listing, Data and related fees (Note 7)	302,284	12,620	36,083	70,867	18,273	19,711
Trustees fees (Note 8)	15,639	78	44	2,884	40	433
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	57,837	2,585	3,627	14,600	3,935	5,385
Total Gross Expenses before fees waived and/or reimbursed	7,022,128	83,011	104,396	1,587,454	70,585	346,660
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(113,440)	(55,332)	(81,012)	(164,427)	(49,892)	(143,999)
Total Net Expenses	6,908,688	27,679	23,384	1,423,027	20,693	202,661
Net Investment Income (Loss)	6,315,934	(20,080)	(15,006)	170,989	(6,366)	124,573
NET REALIZED GAIN (LOSS) ON:
Investments	(10,425,986)	(200,045)	(3,310)	(1,512,947)	(180,912)	(835,789)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	113,916,947	564,913	2,342,705	(4,092,298)	(91,024)	2,206,199
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	16,197,073	—	293,320	4,503,062	—	1,390,872
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	119,688,034	364,868	2,632,715	(1,102,183)	(271,936)	2,761,282
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(31,022,719)	640,009	(70,326)	(18,466,894)	24,580	(1,570,071)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(140,905,020)	1,179,418	(622,087)	(21,385,329)	(112,623)	(3,599,909)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(171,927,739)	1,819,427	(692,413)	(39,852,223)	(88,043)	(5,169,980)
Net realized and unrealized gain (loss)	(52,239,705)	2,184,295	1,940,302	(40,954,406)	(359,979)	(2,408,698)
Change in Net Assets Resulting from Operations	$(45,923,771)	$2,164,215	$1,925,296	$(40,783,417)	$(366,345)	$(2,284,125)

*Commencement of investment operations.

See accompanying notes to the financial statements.

296 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Oil & Gas	Ultra Oil & Gas Exploration & Production	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology
	Year Ended May 31, 2016	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$3,816,604	$13,500	$5,426,169	$163,116	$406,696	$1,470,974
Interest	30,271	453	16,562	1,776	6,826	12,530
Foreign withholding tax on income	(1,243)	—	—	(266)	—	—
Total Investment Income	3,845,632	13,953	5,442,731	164,626	413,522	1,483,504
EXPENSES:
Advisory fees (Note 4)	1,041,458	9,831	1,677,532	68,663	182,427	924,720
Management Services fees (Note 4)	139,039	1,316	224,097	9,182	24,364	123,481
Professional fees	19,935	17,995	22,609	17,215	17,538	20,120
Administration fees (Note 5)	131,124	1,984	157,066	94,297	94,151	126,903
Custodian fees (Note 6)	43,749	6,133	49,703	6,852	6,569	40,417
Printing and Shareholder reports	38,248	4,000	24,346	7,146	5,719	21,106
Listing, Data and related fees (Note 7)	65,521	17,689	101,183	14,860	20,790	60,136
Trustees fees (Note 8)	2,817	31	4,712	182	502	2,626
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	13,829	4,795 (1)	20,892	4,217	5,607	13,323
Total Gross Expenses before fees waived and/or reimbursed	1,495,720	63,774	2,282,140	222,614	357,667	1,332,832
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(177,756)	(51,337)	(156,112)	(135,592)	(126,777)	(162,331)
Total Net Expenses	1,317,964	12,437	2,126,028	87,022	230,890	1,170,501
Net Investment Income (Loss)	2,527,668	1,516	3,316,703	77,604	182,632	313,003
NET REALIZED GAIN (LOSS) ON:
Investments	(19,691,080)	(510,472)	(833,063)	(806,454)	(1,422,957)	(399,929)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(35,680,760)	(454,884)	4,003,667	(1,054,360)	(47,866)	17,379,942
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	8,350,308	—	16,535,978	160,068	3,429,131	2,314,196
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(47,021,532)	(965,356)	19,706,582	(1,700,746)	1,958,308	19,294,209
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(5,110,012)	(45,196)	(9,208,395)	(189,240)	(4,707,928)	(8,605,681)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	16,062,916	(500,698)	14,446,626	175,429	(3,891,040)	(29,063,100)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	10,952,904	(545,894)	5,238,231	(13,811)	(8,598,968)	(37,668,781)
Net realized and unrealized gain (loss)	(36,068,628)	(1,511,250)	24,944,813	(1,714,557)	(6,640,660)	(18,374,572)
Change in Net Assets Resulting from Operations	$(33,540,960)	$(1,509,734)	$28,261,516	$(1,636,953)	$(6,458,028)	$(18,061,569)

*  Commencement of investment operations.

(1)  Treasurer services fees in the amount of $3,292 are included as a component of "Other fees".

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 297

	Ultra Telecommunications	Ultra Utilities	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE
	Year Ended May 31, 2016	Year Ended May 31, 2016	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$85,782	$549,415	$108,081	$159,914	$—
Interest	472	4,277	9,577	972	45,897
Foreign withholding tax on income	—	—	(116)	—	—
Total Investment Income	86,254	553,692	117,542	160,886	45,897
EXPENSES:
Advisory fees (Note 4)	37,092	147,559	257,308	80,492	199,722
Management Services fees (Note 4)	4,956	19,714	34,409	10,765	26,683
Professional fees	17,094	17,519	18,482	17,287	17,980
Administration fees (Note 5)	94,171	94,221	49,466	94,618	56,501
Custodian fees (Note 6)	1,383	6,130	49,398	20,902	1,888
Printing and Shareholder reports	1,984	4,494	6,834	2,799	2,242
Listing, Data and related fees (Note 7)	13,100	18,877	43,807	16,537	21,721
Trustees fees (Note 8)	112	483	763	233	1,055
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—
Other fees	4,003	5,309	6,114	6,234	5,733
Total Gross Expenses before fees waived and/or reimbursed	173,895	314,306	466,581	249,867	333,525
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(126,895)	(127,296)	(141,250)	(147,842)	(80,522)
Total Net Expenses	47,000	187,010	325,331	102,025	253,003
Net Investment Income (Loss)	39,254	366,682	(207,789)	58,861	(207,106)
NET REALIZED GAIN (LOSS) ON:
Investments	(8,983)	(250,139)	(10,818,962)	(1,098,631)	(185)
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	335,933	3,682,588	(16,975,431)	(477,158)	(5,497,991)
Centrally cleared swap agreements	—	—	—	—	—
In-kind redemptions of Investments	—	(862,852)	1,793,861	737,755	—
Foreign currency transactions	—	—	—	—	—
Net realized gain (loss)	326,950	2,569,597	(26,000,532)	(838,034)	(5,498,176)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	100,976	1,666,587	(1,825,944)	(471,732)	(5,201)
Investments in Affiliated Underlying Funds	—	—	—	—	—
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	(293,007)	(2,172,906)	(10,745,333)	(918,383)	(2,078,953)
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency translations	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(192,031)	(506,319)	(12,571,277)	(1,390,115)	(2,084,154)
Net realized and unrealized gain (loss)	134,919	2,063,278	(38,571,809)	(2,228,149)	(7,582,330)
Change in Net Assets Resulting from Operations	$174,173	$2,429,960	$(38,779,598)	$(2,169,288)	$(7,789,436)

*Commencement of investment operations.

See accompanying notes to the financial statements.

298 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra MSCI Emerging Markets	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	25,942	14,187	845	7,943	24,191	10,849
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	25,942	14,187	845	7,943	24,191	10,849
EXPENSES:
Advisory fees (Note 4)	156,076	185,782	11,238	47,359	222,933	123,556
Management Services fees (Note 4)	20,849	24,839	1,501	6,332	29,846	16,513
Professional fees	12,700	17,500	17,011	16,194	15,464	17,393
Administration fees (Note 5)	56,499	56,554	56,555	56,577	57,146	56,550
Custodian fees (Note 6)	1,884	2,235	227	395	2,126	1,437
Printing and Shareholder reports	8,158	7,120	345	2,728	12,622	1,614
Listing, Data and related fees (Note 7)	19,481	18,627	11,829	13,675	39,529	17,679
Trustees fees (Note 8)	433	410	31	200	480	316
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,312	5,448	3,734	5,413	6,135	4,876
Total Gross Expenses before fees waived and/or reimbursed	281,392	318,515	102,471	148,873	386,281	239,934
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,045)	(83,197)	(88,248)	(88,933)	(104,260)	(83,485)
Total Net Expenses	197,347	235,318	14,223	59,940	282,021	156,449
Net Investment Income (Loss)	(171,405)	(221,131)	(13,378)	(51,997)	(257,830)	(145,600)
NET REALIZED GAIN (LOSS) ON:
Investments	(193)	(868)	—	(57)	499	114
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(6,985,828)	(171,293)	(291,414)	(8,318,589)	(4,426,934)	3,960,591
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of Investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(6,986,021)	(172,161)	(291,414)	(8,318,646)	(4,426,435)	3,960,705
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,493)	(151)	—	(874)	(5,327)	(540)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(6,939,824)	(6,984,831)	(96,664)	2,730,690	(31,250,632)	(8,450,973)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(6,942,317)	(6,984,982)	(96,664)	2,729,816	(31,255,959)	(8,451,513)
Net realized and unrealized gain (loss)	(13,928,338)	(7,157,143)	(388,078)	(5,588,830)	(35,682,394)	(4,490,808)
Change in Net Assets Resulting from Operations	$(14,099,743)	$(7,378,274)	$(401,456)	$(5,640,827)	$(35,940,224)	$(4,636,408)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2016 :: 299

	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$88,979	$73,601
Interest	3,503	862,035	1,147,869	345	694
Foreign withholding tax on income	—	—	—	—	—
Total Investment Income	3,503	862,035	1,147,869	89,324	74,295
EXPENSES:
Advisory fees (Note 4)	29,443	440,212	379,772	15,780	22,157
Management Services fees (Note 4)	3,929	58,710	50,668	2,110	2,955
Professional fees	15,178	20,697	17,796	17,033	17,047
Administration fees (Note 5)	56,558	100,273	93,773	94,083	94,083
Custodian fees (Note 6)	360	11,149	8,436	221	274
Printing and Shareholder reports	792	1,128	6,927	455	465
Listing, Data and related fees (Note 7)	12,795	33,191	30,176	42,687	30,082
Trustees fees (Note 8)	82	1,697	987	45	63
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—
Other fees	3,920	9,759	7,674	3,786	3,646
Total Gross Expenses before fees waived and/or reimbursed	123,057	676,816	596,209	176,200	170,772
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,825)	(119,950)	(115,529)	(156,207)	(142,737)
Total Net Expenses	37,232	556,866	480,680	19,993	28,035
Net Investment Income (Loss)	(33,729)	305,169	667,189	69,331	46,260
NET REALIZED GAIN (LOSS) ON:
Investments	—	(1,083,213)	(60,484)	(171,643)	(3,252)
Futures contracts	—	24,622	(43,653)	—	—
Non-exchange traded swap agreements	(776,507)	9,684	5,046,027	(57,910)	157,254
Centrally cleared swap agreements	—	—	—	—	—
In-kind redemptions of Investments	—	7,349	1,352,567	—	—
Foreign currency transactions	—	—	—	—	—
Net realized gain (loss)	(776,507)	(1,041,558)	6,294,457	(229,553)	154,002
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(833)	963,906	538,134	(38,266)	25,397
Investments in Affiliated Underlying Funds	—	—	—	—	—
Futures contracts	—	(7,315)	(8,369)	—	—
Non-exchange traded swap agreements	(581,259)	1,979,487	(2,053,976)	(145,481)	(895)
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency translations	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(582,092)	2,936,078	(1,524,211)	(183,747)	24,502
Net realized and unrealized gain (loss)	(1,358,599)	1,894,520	4,770,246	(413,300)	178,504
Change in Net Assets Resulting from Operations	$(1,392,328)	$2,199,689	$5,437,435	$(343,969)	$224,764

See accompanying notes to the financial statements.

300 :: FOR THE PERIODS ENDED MAY 31, 2016 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 301

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF
	Year Ended May 31, 2016	October 8, 2014* through May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$597,024	$102,030	$649,789	$392,050	$678,001	$450,510
Net realized gain (loss)	(1,162,431)	140,926	(1,443,017)	531,033	(79,896)	(275,936)
Change in net unrealized appreciation/depreciation	(384,040)	83,036	(550,562)	(579,529)	(830,625)	248,580
Change in Net Assets Resulting from Operations	(949,447)	325,992	(1,343,790)	343,554	(232,520)	423,154
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(549,146)	(108,501)	(758,752)	(360,065)	(1,472,219)	(619,769)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(275,770)	—	—	—
Total distributions	(549,146)	(108,501)	(1,034,522)	(360,065)	(1,472,219)	(619,769)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,493,771	33,370,442	13,635,546	28,886,917	2,079,552	8,304,635
Cost of shares redeemed	(14,627,961)	(10,129,657)	(10,398,134)	(5,645,417)	(5,621,822)	—
Change in net assets resulting from capital transactions	(134,190)	23,240,785	3,237,412	23,241,500	(3,542,270)	8,304,635
Change in net assets	(1,632,783)	23,458,276	859,100	23,224,989	(5,247,009)	8,108,020
NET ASSETS:
Beginning of period	$23,458,276	$—	$27,528,668	$4,303,679	$14,746,132	$6,638,112
End of period	$21,825,493	$23,458,276	$28,387,768	$27,528,668	$9,499,123	$14,746,132
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,071)	$(6,471)	$(250,543)	$50,771	$(579,840)	$(190,152)
SHARE TRANSACTIONS:
Beginning of period	580,001	—	625,001	100,001	350,001	150,001
Issued	—	80,001	—	150,000	—	50,000
Issued in-kind	370,000	750,000	375,000	500,000	50,000	150,000
Redeemed	(60,000)	—	—	—	—	—
Redemption in-kind	(320,000)	(250,000)	(275,000)	(125,000)	(150,000)	—
Shares outstanding, end of period	570,001	580,001	725,001	625,001	250,001	350,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

302 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Large Cap Core Plus		S&P 500 Dividend Aristocrats ETF		S&P MidCap 400 Dividend Aristocrats ETF
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	February 3, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,010,062	$6,880,121	$23,675,387	$9,391,283	$391,750	$33,655
Net realized gain (loss)	8,298,864	49,929,033	5,751,585	6,156,791	519,230	(6,746)
Change in net unrealized appreciation/depreciation	(12,393,845)	(16,737,156)	79,290,771	26,196,356	3,845,169	49,888
Change in Net Assets Resulting from Operations	2,915,081	40,071,998	108,717,743	41,744,430	4,756,149	76,797
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,983,188)	(6,547,272)	(19,766,251)	(7,012,887)	(262,973)	(15,608)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(6,983,188)	(6,547,272)	(19,766,251)	(7,012,887)	(262,973)	(15,608)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	38,785,427	590,778,108	1,140,815,115	554,154,238	87,909,842	6,995,086
Cost of shares redeemed	(132,793,624)	(435,429,021)	(54,531,745)	(30,409,020)	(21,629,769)	—
Change in net assets resulting from capital transactions	(94,008,197)	155,349,087	1,086,283,370	523,745,218	66,280,073	6,995,086
Change in net assets	(98,076,304)	188,873,813	1,175,234,862	558,476,761	70,773,249	7,056,275
NET ASSETS:
Beginning of period	$488,727,005	$299,853,192	$743,100,934	$184,624,173	$7,056,275	$—
End of period	$390,650,701	$488,727,005	$1,918,335,796	$743,100,934	$77,829,524	$7,056,275
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,095,160	$1,068,286	$6,816,283	$2,907,147	$146,824	$18,047
SHARE TRANSACTIONS:
Beginning of period	9,600,000	6,400,000	14,750,001	4,050,001	175,001	—
Issued	25,000	8,000,000	2,000,000	—	425,000	1
Issued in-kind	775,000	4,400,000	20,450,000	11,300,000	1,675,000	175,000
Redeemed	(25,000)	—	—	—	—	—
Redemption in-kind	(2,750,000)	(9,200,000)	(1,100,000)	(600,000)	(550,000)	—
Shares outstanding, end of period	7,625,000	9,600,000	36,100,001	14,750,001	1,725,001	175,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 303

	Russell 2000 Dividend Growers ETF		MSCI EAFE Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Year Ended May 31, 2016	February 3, 2015* through May 31, 2015	Year Ended May 31, 2016	August 19, 2014* through May 31, 2015	September 9, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$430,932	$25,332	$696,794	$139,501	$94,437
Net realized gain (loss)	699,447	26,109	(1,106,098)	(26,749)	(458,378)
Change in net unrealized appreciation/depreciation	4,642,886	(91,770)	(510,362)	(82,237)	(73,862)
Change in Net Assets Resulting from Operations	5,773,265	(40,329)	(919,666)	30,515	(437,803)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(247,951)	(13,711)	(299,771)	(34,972)	(26,774)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(247,951)	(13,711)	(299,771)	(34,972)	(26,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	86,635,708	5,979,935	19,832,276	11,812,566	11,663,671
Cost of shares redeemed	(12,000,481)	(997,187)	—	—	(4,411,856)
Change in net assets resulting from capital transactions	74,635,227	4,982,748	19,832,276	11,812,566	7,251,815
Change in net assets	80,160,541	4,928,708	18,612,839	11,808,109	6,787,238
NET ASSETS:
Beginning of period	$4,928,708	$—	$11,808,109	$—	$—
End of period	$85,089,249	$4,928,708	$30,420,948	$11,808,109	$6,787,238
Accumulated undistributed net investment income (loss) included in end of period net assets	$194,602	$11,621	$499,566	$102,854	$67,592
SHARE TRANSACTIONS:
Beginning of period	125,001	—	300,001	—	—
Issued	175,000	1	—	100,001	1
Issued in-kind	1,900,000	150,000	550,000	200,000	300,000
Redeemed	—	—	—	—	—
Redemption in-kind	(300,000)	(25,000)	—	—	(125,000)
Shares outstanding, end of period	1,900,001	125,001	850,001	300,001	175,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

304 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	MSCI Emerging Markets Dividend Growers ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF
	January 25, 2016* through May 31, 2016	September 22, 2015* through May 31, 2016	September 22, 2015* through May 31, 2016	September 22, 2015* through May 31, 2016	September 22, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,327	$77,602	$49,907	$52,413	$51,893
Net realized gain (loss)	42,110	5,561	100,800	107,639	55,362
Change in net unrealized appreciation/depreciation	316,390	523,678	163,941	170,879	134,758
Change in Net Assets Resulting from Operations	393,827	606,841	314,648	330,931	242,013
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,955)	(49,783)	(42,226)	(44,477)	(42,424)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(10,955)	(49,783)	(42,226)	(44,477)	(42,424)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,585,765	8,107,147	4,000,040	4,000,040	5,068,541
Cost of shares redeemed	(3,689)	(3)	(2,104,427)	(2,111,104)	(2,059,875)
Change in net assets resulting from capital transactions	7,582,076	8,107,144	1,895,613	1,888,936	3,008,666
Change in net assets	7,964,948	8,664,202	2,168,035	2,175,390	3,208,255
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—
End of period	$7,964,948	$8,664,202	$2,168,035	$2,175,390	$3,208,255
Accumulated undistributed net investment income (loss) included in end of period net assets	$24,372	$27,819	$7,681	$7,936	$9,469
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—
Issued	1	100,001	100,001	100,001	100,001
Issued in-kind	175,000	100,000	—	—	25,000
Redeemed	—	—	—	—	—
Redemption in-kind	—	—	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	175,001	200,001	50,001	50,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 305

	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield-Interest Rate Hedged
	June 23, 2015* through May 31, 2016	June 23, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$463,427	$334,458	$6,287,165	$7,512,811
Net realized gain (loss)	(2,106,574)	(4,610,927)	(14,218,465)	(9,385,219)
Change in net unrealized appreciation/depreciation	(307,766)	(113,340)	(2,688,649)	(3,865,677)
Change in Net Assets Resulting from Operations	(1,950,913)	(4,389,809)	(10,619,949)	(5,738,085)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(382,073)	(567,553)	(6,371,580)	(7,746,801)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	(382,073)	(567,553)	(6,371,580)	(7,746,801)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	25,834,936	30,433,784	12,635,618	46,398,031
Cost of shares redeemed	(18,045,302)	(20,688,651)	(35,514,929)	(51,528,370)
Change in net assets resulting from capital transactions	7,789,634	9,745,133	(22,879,311)	(5,130,339)
Change in net assets	5,456,648	4,787,771	(39,870,840)	(18,615,225)
NET ASSETS:
Beginning of period	$—	$—	$128,487,693	$147,102,918
End of period	$5,456,648	$4,787,771	$88,616,853	$128,487,693
Accumulated undistributed net investment income (loss) included in end of period net assets	$224,713	$127,289	$277,903	$362,318
SHARE TRANSACTIONS:
Beginning of period	—	—	1,750,001	1,850,001
Issued	100,001	100,001	175,000	600,000
Issued in-kind	550,000	675,000	—	—
Redeemed	(450,000)	(450,000)	(450,000)	(600,000)
Redemption in-kind	(50,000)	(175,000)	(100,000)	(100,000)
Shares outstanding, end of period	150,001	150,001	1,375,001	1,750,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

306 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Investment Grade-Interest Rate Hedged		USD Covered Bond		German Sovereign/Sub-Sovereign ETF
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,308,995	$4,009,967	$92,544	$68,763	$8,747	$21,577
Net realized gain (loss)	(10,129,677)	(4,623,892)	(3,633)	(11,012)	(135,591)	(483,733)
Change in net unrealized appreciation/depreciation	2,975,736	(3,111,396)	(1,144)	15,849	247,200	(583,415)
Change in Net Assets Resulting from Operations	(1,844,946)	(3,725,321)	87,767	73,600	120,356	(1,045,571)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,404,560)	(3,812,806)	(92,403)	(68,729)	(2,154)	(22,524)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(4,155)	—
Total distributions	(5,404,560)	(3,812,806)	(92,403)	(68,729)	(6,309)	(22,524)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,674,195	110,687,188	—	6,598,797	—	2,127,329
Cost of shares redeemed	(53,109,105)	(27,288,506)	—	(6,602,359)	—	(1,787,586)
Change in net assets resulting from capital transactions	(30,434,910)	83,398,682	—	(3,562)	—	339,743
Change in net assets	(37,684,416)	75,860,555	(4,636)	1,309	114,047	(728,352)
NET ASSETS:
Beginning of period	$157,048,554	$81,187,999	$6,614,647	$6,613,338	$3,589,448	$4,317,800
End of period	$119,364,138	$157,048,554	$6,610,011	$6,614,647	$3,703,495	$3,589,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$325,880	$421,445	$4,044	$3,903	$1,817	$13,648
SHARE TRANSACTIONS:
Beginning of period	2,050,001	1,000,001	65,001	65,001	100,001	100,001
Issued	275,000	1,400,000	—	65,000	—	—
Issued in-kind	25,000	—	—	—	—	50,000
Redeemed	(650,000)	(200,000)	—	—	—	—
Redemption in-kind	(75,000)	(150,000)	—	(65,000)	—	(50,000)
Shares outstanding, end of period	1,625,001	2,050,001	65,001	65,001	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 307

	Short Term USD Emerging Markets Bond ETF		Hedge Replication ETF		Managed Futures Strategy ETF(1)
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	February 17, 2016* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$381,256	$405,458	$(253,761)	$(228,865)	$(8,916)
Net realized gain (loss)	11,260	(417,046)	19,541	(27,647)	(88,409)
Change in net unrealized appreciation/depreciation	(22,767)	(124,377)	(1,127,599)	1,513,267	75,977
Change in Net Assets Resulting from Operations	369,749	(135,965)	(1,361,819)	1,256,755	(21,348)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(379,072)	(405,553)	(304)	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(379,072)	(405,553)	(304)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	10,559,393	63,668,826	5,987,115
Cost of shares redeemed	(3,812,266)	(4,037,412)	(12,524,439)	(56,311,366)	—
Change in net assets resulting from capital transactions	(3,812,266)	(4,037,412)	(1,965,046)	7,357,460	5,987,115
Change in net assets	(3,821,589)	(4,578,930)	(3,327,169)	8,614,215	5,965,767
NET ASSETS:
Beginning of period	$7,669,022	$12,247,952	$40,085,706	$31,471,491	$—
End of period	$3,847,433	$7,669,022	$36,758,537	$40,085,706	$5,965,767
Accumulated undistributed net investment income (loss) included in end of period net assets	$42,004	$39,820	$(339,558)	$(183,257)	$(8,916)
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	925,000	750,000	—
Issued	—	—	250,000	1,525,000	150,001
Issued in-kind	—	—	—	—	—
Redeemed	—	—	(25,000)	(1,300,000)	—
Redemption in-kind	(50,000)	(50,000)	(275,000)	(50,000)	—
Shares outstanding, end of period	50,001	100,001	875,000	925,000	150,001

*  Commencement of investment operations.

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

308 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Merger ETF		RAFI® Long/Short		Inflation Expectations ETF
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,145	$26,197	$747,723	$773,924	$41,709	$17,915
Net realized gain (loss)	(395,381)	249,904	(8,976,972)	3,539,953	(739,429)	(398,815)
Change in net unrealized appreciation/depreciation	432,990	(290,475)	7,020,339	(6,324,647)	376,666	(221,401)
Change in Net Assets Resulting from Operations	60,754	(14,374)	(1,208,910)	(2,010,770)	(321,054)	(602,301)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,043)	(18,506)	(755,145)	(795,933)	(51,819)	(61,973)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(5,387)
Total distributions	(19,043)	(18,506)	(755,145)	(795,933)	(51,819)	(67,360)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,727,544	5,494,929	27,202,168	29,363,910	3,026,134	1,780,311
Cost of shares redeemed	(1,832,040)	(2,763,325)	(34,397,287)	(34,102,731)	(3,089,193)	(823,448)
Change in net assets resulting from capital transactions	895,504	2,731,604	(7,195,119)	(4,738,821)	(63,059)	956,863
Change in net assets	937,215	2,698,724	(9,159,174)	(7,545,524)	(435,932)	287,202
NET ASSETS:
Beginning of period	$6,405,916	$3,707,192	$50,218,199	$57,763,723	$3,868,619	$3,581,417
End of period	$7,343,131	$6,405,916	$41,059,025	$50,218,199	$3,432,687	$3,868,619
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,263)	$(4,496)	$95,224	$102,646	$1,669	$(14,179)
SHARE TRANSACTIONS:
Beginning of period	175,001	100,001	1,225,000	1,350,000	125,001	100,001
Issued	—	25,000	250,000	575,000	25,000	50,000
Issued in-kind	75,000	125,000	450,000	125,000	75,000	—
Redeemed	—	—	(250,000)	(700,000)	—	—
Redemption in-kind	(50,000)	(75,000)	(625,000)	(125,000)	(100,000)	(25,000)
Shares outstanding, end of period	200,001	175,001	1,050,000	1,225,000	125,001	125,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 309

	CDS Short North American HY Credit ETF		Short S&P500®				Short QQQ®
	Year Ended May 31, 2016	August 5, 2014* through May 31, 2015	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,988)	$(32,878)	$(15,196,057)		$(13,120,657)		$(2,544,217)	$(1,953,062)
Net realized gain (loss)	(47,693)	(211,888)	(185,831,025)		(185,988,488)		(55,322,721)	(35,549,796)
Change in net unrealized appreciation/depreciation	13,848	(97,994)	(29,207,344)		(28,445,666)		10,287,856	(25,615,656)
Change in Net Assets Resulting from Operations	(58,833)	(342,760)	(230,234,426)		(227,554,811)		(47,579,082)	(63,118,514)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,350	11,917,976	3,131,972,478		1,748,967,685		602,008,089	439,096,716
Cost of shares redeemed	(3,907,198)	(3,930,955)	(1,428,313,441)		(1,637,840,237)		(272,370,171)	(415,879,533)
Change in net assets resulting from capital transactions	(3,904,848)	7,987,021	1,703,659,037		111,127,448		329,637,918	23,217,183
Change in net assets	(3,963,681)	7,644,261	1,473,424,611		(116,427,363)		282,058,836	(39,901,331)
NET ASSETS:
Beginning of period	$7,644,261	$—	$1,539,389,586		$1,655,816,949		$182,292,835	$222,194,166
End of period	$3,680,580	$7,644,261	$3,012,814,197		$1,539,389,586		$464,351,671	$182,292,835
Accumulated undistributed net investment income (loss) included in end of period net assets	$303,243	$(3,719)	$(20,200,132)		$(18,995,186)		$(3,248,043)	$(2,716,541)
SHARE TRANSACTIONS:
Beginning of period	200,001	—	36,762,500	(e)	34,688,215	(e)	3,312,500	3,225,000
Issued	—	300,001	72,525,000	(e)	38,400,000	(e)	10,650,000	6,912,500
Issued in-kind	—	—	—	(e)	—	(e)	—	—
Redeemed	(100,000)	(100,000)	(33,725,000	)(e)	(36,325,715	)(e)	(5,000,000)	(6,825,000)
Redemption in-kind	—	—	—	(e)	—	(e)	—	—
Shares outstanding, end of period	100,001	200,001	75,562,500	(e)	36,762,500	(e)	8,962,500	3,312,500

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

See accompanying notes to the financial statements.

310 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Dow30SM		Short MidCap400		Short Russell2000
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,761,283)	$(2,311,905)	$(205,512)	$(538,562)	$(3,677,769)	$(5,126,373)
Net realized gain (loss)	(27,406,938)	(15,882,099)	(6,655,119)	(2,009,385)	(6,084,727)	(32,337,020)
Change in net unrealized appreciation/depreciation	6,680,682	(12,340,426)	3,943,892	(3,455,232)	(11,532,884)	(19,266,216)
Change in Net Assets Resulting from Operations	(23,487,539)	(30,534,430)	(2,916,739)	(6,003,179)	(21,295,380)	(56,729,609)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	408,293,223	103,302,713	38,386,039	74,825,420	663,738,995	604,788,708
Cost of shares redeemed	(291,939,303)	(105,581,566)	(27,986,276)	(153,652,040)	(489,304,327)	(847,681,375)
Change in net assets resulting from capital transactions	116,353,920	(2,278,853)	10,399,763	(78,826,620)	174,434,668	(242,892,667)
Change in net assets	92,866,381	(32,813,283)	7,483,024	(84,829,799)	153,139,288	(299,622,276)
NET ASSETS:
Beginning of period	$253,213,017	$286,026,300	$22,698,773	$107,528,572	$399,734,448	$699,356,724
End of period	$346,079,398	$253,213,017	$30,181,797	$22,698,773	$552,873,736	$399,734,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,605,834)	$(3,389,163)	$(313,579)	$(763,078)	$(5,031,026)	$(7,335,589)
SHARE TRANSACTIONS:
Beginning of period	11,200,000	11,250,000	1,475,000	6,075,000	6,818,750	10,331,250
Issued	17,400,000	4,325,000	2,300,000	4,325,000	10,450,000	9,275,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(12,600,000)	(4,375,000)	(1,750,000)	(8,925,000)	(7,952,108)	(12,787,500)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	16,000,000	11,200,000	2,025,000	1,475,000	9,316,642	6,818,750

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 311

	Short SmallCap600		UltraShort S&P500®		UltraShort QQQ®
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(119,847)	$(111,683)	$(11,984,267)	$(11,475,973)	$(3,003,690)	$(3,105,537)
Net realized gain (loss)	(1,339,987)	(108,128)	(203,612,064)	(292,498,415)	(98,888,190)	(95,649,258)
Change in net unrealized appreciation/depreciation	1,009,912	(1,353,083)	(21,153,795)	(25,414,536)	36,097,171	(51,164,953)
Change in Net Assets Resulting from Operations	(449,922)	(1,572,894)	(236,750,126)	(329,388,924)	(65,794,709)	(149,919,748)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	7,924,650	2,808,911,929	1,064,875,057	491,779,354	457,539,594
Cost of shares redeemed	(3,895,463)	—	(1,780,768,054)	(985,090,408)	(373,870,909)	(349,607,057)
Change in net assets resulting from capital transactions	(3,895,463)	7,924,650	1,028,143,875	79,784,649	117,908,445	107,932,537
Change in net assets	(4,345,385)	6,351,756	791,393,749	(249,604,275)	52,113,736	(41,987,211)
NET ASSETS:
Beginning of period	$16,062,119	$9,710,363	$1,376,226,715	$1,625,830,990	$337,622,398	$379,609,609
End of period	$11,716,734	$16,062,119	$2,167,620,464	$1,376,226,715	$389,736,134	$337,622,398
Accumulated undistributed net investment income (loss) included in end of period net assets	$(180,368)	$(150,740)	$(16,148,476)	$(16,935,939)	$(4,146,945)	$(4,486,680)
SHARE TRANSACTIONS:
Beginning of period	318,681	168,681	67,784,271	61,309,271	10,037,763	7,137,763
Issued	—	150,000	136,450,000	47,875,000	14,650,000	11,100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	—	(84,100,000)	(41,400,000)	(11,200,000)	(8,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	243,681	318,681	120,134,271	67,784,271	13,487,763	10,037,763

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

312 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Dow30SM		UltraShort MidCap400		UltraShort Russell2000
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,924,094)	$(1,855,003)	$(69,661)	$(92,738)	$(1,591,654)	$(2,088,049)
Net realized gain (loss)	(20,962,315)	(32,556,851)	(2,048,904)	(817,411)	(19,320,578)	(16,620,033)
Change in net unrealized appreciation/depreciation	(4,247,755)	(11,014,552)	1,556,336	(1,720,226)	21,336,721	(31,876,549)
Change in Net Assets Resulting from Operations	(27,134,164)	(45,426,406)	(562,229)	(2,630,375)	424,489	(50,584,631)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	196,767,568	136,281,867	6,050,273	10,260,218	349,193,760	443,990,336
Cost of shares redeemed	(179,616,668)	(108,075,148)	(4,269,615)	(13,168,333)	(325,797,523)	(475,585,889)
Change in net assets resulting from capital transactions	17,150,900	28,206,719	1,780,658	(2,908,115)	23,396,237	(31,595,553)
Change in net assets	(9,983,264)	(17,219,687)	1,218,429	(5,538,490)	23,820,726	(82,180,184)
NET ASSETS:
Beginning of period	$226,293,739	$243,513,426	$5,670,884	$11,209,374	$193,872,960	$276,053,144
End of period	$216,310,475	$226,293,739	$6,889,313	$5,670,884	$217,693,686	$193,872,960
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,620,902)	$(2,720,040)	$(98,726)	$(138,650)	$(2,215,181)	$(3,091,921)
SHARE TRANSACTIONS:
Beginning of period	11,073,767	9,373,767	154,498	229,498	5,459,437	5,759,437
Issued	9,300,000	6,375,000	150,000	225,000	8,800,000	10,475,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(8,600,000)	(4,675,000)	(100,000)	(300,000)	(8,100,000)	(10,775,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,773,767	11,073,767	204,498	154,498	6,159,437	5,459,437

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 313

	UltraShort SmallCap600		UltraPro Short S&P500®		UltraPro Short QQQ®
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,212)	$(54,433)	$(4,472,865)	$(4,354,076)	$(3,148,433)	$(2,614,715)
Net realized gain (loss)	(1,297,969)	—	(105,300,126)	(138,256,642)	(110,955,420)	(122,724,206)
Change in net unrealized appreciation/depreciation	834,956	(1,233,609)	(17,663,333)	(30,151,714)	13,943,055	(57,480,172)
Change in Net Assets Resulting from Operations	(501,225)	(1,288,042)	(127,436,324)	(172,762,432)	(100,160,798)	(182,819,093)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	1,734,080,279	948,791,935	1,167,435,328	768,636,120
Cost of shares redeemed	—	(2,496,509)	(1,303,368,385)	(859,361,761)	(865,769,488)	(600,317,114)
Change in net assets resulting from capital transactions	—	(2,496,509)	430,711,894	89,430,174	301,665,840	168,319,006
Change in net assets	(501,225)	(3,784,551)	303,275,570	(83,332,258)	201,505,042	(14,500,087)
NET ASSETS:
Beginning of period	$4,421,679	$8,206,230	$517,207,922	$600,540,180	$345,301,591	$359,801,678
End of period	$3,920,454	$4,421,679	$820,483,492	$517,207,922	$546,806,633	$345,301,591
Accumulated undistributed net investment income (loss) included in end of period net assets	$(55,524)	$(81,164)	$(6,086,982)	$(6,181,169)	$(4,093,419)	$(3,476,629)
SHARE TRANSACTIONS:
Beginning of period	123,326	173,326	15,505,827	11,855,827	14,849,027	7,599,027
Issued	—	—	52,000,000	24,700,000	55,800,000	25,550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(37,000,000)	(21,050,000)	(39,450,000)	(18,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	123,326	123,326	30,505,827	15,505,827	31,199,027	14,849,027

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

314 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Dow30SM		UltraPro Short MidCap400		UltraPro Short Russell2000
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,180,245)	$(1,039,509)	$(41,471)	$(65,605)	$(587,105)	$(755,465)
Net realized gain (loss)	(38,963,417)	(15,995,284)	(3,128,908)	(371,421)	4,057,695	(4,877,170)
Change in net unrealized appreciation/depreciation	9,066,685	(17,852,242)	2,478,488	(2,191,913)	(7,730,420)	(17,607,321)
Change in Net Assets Resulting from Operations	(31,076,977)	(34,887,035)	(691,891)	(2,628,939)	(4,259,830)	(23,239,956)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	254,427,964	166,194,910	9,837,532	18,439,294	331,913,839	428,361,381
Cost of shares redeemed	(177,376,353)	(112,902,548)	(9,943,660)	(18,713,980)	(318,687,118)	(404,346,228)
Change in net assets resulting from capital transactions	77,051,611	53,292,362	(106,128)	(274,686)	13,226,721	24,015,153
Change in net assets	45,974,634	18,405,327	(798,019)	(2,903,625)	8,966,891	775,197
NET ASSETS:
Beginning of period	$142,744,260	$124,338,933	$5,097,482	$8,001,107	$76,485,805	$75,710,608
End of period	$188,718,894	$142,744,260	$4,299,463	$5,097,482	$85,452,696	$76,485,805
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,569,310)	$(1,467,573)	$(64,525)	$(93,974)	$(868,859)	$(1,005,933)
SHARE TRANSACTIONS:
Beginning of period	7,699,668	4,599,668	168,686	168,686	2,954,659	1,804,659
Issued	13,900,000	8,200,000	300,000	500,000	11,350,000	12,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(9,200,000)	(5,100,000)	(300,000)	(500,000)	(10,800,000)	(10,850,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	12,399,668	7,699,668	168,686	168,686	3,504,659	2,954,659

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 315

	Short Basic Materials		Short Financials		Short Oil & Gas
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,559)	$(11,327)	$(220,954)	$(205,921)	$(84,704)	$(25,420)
Net realized gain (loss)	(31,480)	(257,733)	(4,946,121)	(5,850,066)	(415,290)	(115,195)
Change in net unrealized appreciation/depreciation	(2,671,304)	228,633	605,455	1,625,896	542,673	216,881
Change in Net Assets Resulting from Operations	(2,753,343)	(40,427)	(4,561,620)	(4,430,091)	42,679	76,266
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,764,515	—	31,795,545	35,346,701	22,747,816	3,956,581
Cost of shares redeemed	(6,536,223)	—	(3,394,581)	(35,262,284)	(19,906,410)	(1,247,267)
Change in net assets resulting from capital transactions	15,228,292	—	28,400,964	84,417	2,841,406	2,709,314
Change in net assets	12,474,949	(40,427)	23,839,344	(4,345,674)	2,884,085	2,785,580
NET ASSETS:
Beginning of period	$1,226,789	$1,267,216	$18,101,818	$22,447,492	$4,482,920	$1,697,340
End of period	$13,701,738	$1,226,789	$41,941,162	$18,101,818	$7,367,005	$4,482,920
Accumulated undistributed net investment income (loss) included in end of period net assets	$(55,094)	$(16,576)	$(314,833)	$(296,001)	$(100,374)	$(32,584)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	1,050,000	1,125,000	175,000	75,000
Issued	750,000	—	1,700,000	1,900,000	750,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	—	(200,000)	(1,975,000)	(650,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	550,000	50,000	2,550,000	1,050,000	275,000	175,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

316 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short S&P Regional Banking		UltraShort Basic Materials
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(308,791)	$(305,086)	$(12,551)	$(13,168)	$(153,940)	$(123,950)
Net realized gain (loss)	(774,277)	(4,210,352)	—	(24,974)	634,645	(2,128,406)
Change in net unrealized appreciation/depreciation	(5,119,714)	3,947,394	(305,083)	(224,652)	(3,000,837)	878,716
Change in Net Assets Resulting from Operations	(6,202,782)	(568,044)	(317,634)	(262,794)	(2,520,132)	(1,373,640)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	67,044,745	103,956,151	1,372,849	—	24,160,475	11,346,891
Cost of shares redeemed	(87,095,818)	(80,345,831)	—	—	(19,066,378)	(12,418,921)
Change in net assets resulting from capital transactions	(20,051,073)	23,610,320	1,372,849	—	5,094,097	(1,072,030)
Change in net assets	(26,253,855)	23,042,276	1,055,215	(262,794)	2,573,965	(2,445,670)
NET ASSETS:
Beginning of period	$55,104,558	$32,062,282	$1,257,659	$1,520,453	$12,015,341	$14,461,011
End of period	$28,850,703	$55,104,558	$2,312,874	$1,257,659	$14,589,306	$12,015,341
Accumulated undistributed net investment income (loss) included in end of period net assets	$(474,736)	$(433,620)	$(17,736)	$(20,235)	$(201,775)	$(188,920)
SHARE TRANSACTIONS:
Beginning of period	2,700,000	1,400,000	50,000	50,000	440,969	490,969
Issued	3,150,000	5,150,000	50,000	—	650,000	375,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,250,000)	(3,850,000)	—	—	(550,000)	(425,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,600,000	2,700,000	100,000	50,000	540,969	440,969

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 317

	UltraShort Nasdaq Biotechnology		UltraShort Consumer Goods		UltraShort Consumer Services
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,000,020)	$(661,172)	$(18,736)	$(27,180)	$(26,426)	$(58,846)
Net realized gain (loss)	(1,139,222)	(16,262,356)	(811,063)	(948,691)	(3,256,975)	(1,006,333)
Change in net unrealized appreciation/depreciation	48,781,883	(50,253,882)	382,002	409,755	2,887,997	(1,923,051)
Change in Net Assets Resulting from Operations	46,642,641	(67,177,410)	(447,797)	(566,116)	(395,404)	(2,988,230)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	143,295,137	156,608,739	4,779,782	4,898,232	3,644,427	8,947,110
Cost of shares redeemed	(234,320,283)	(37,440,373)	(6,166,079)	(3,836,553)	(4,763,423)	(9,782,240)
Change in net assets resulting from capital transactions	(91,025,146)	119,168,366	(1,386,297)	1,061,679	(1,118,996)	(835,130)
Change in net assets	(44,382,505)	51,990,956	(1,834,094)	495,563	(1,514,400)	(3,823,360)
NET ASSETS:
Beginning of period	$112,464,794	$60,473,838	$4,044,717	$3,549,154	$4,026,613	$7,849,973
End of period	$68,082,289	$112,464,794	$2,210,623	$4,044,717	$2,512,213	$4,026,613
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,314,134)	$(794,258)	$(28,533)	$(49,609)	$(42,451)	$(83,476)
SHARE TRANSACTIONS:
Beginning of period	3,784,998	734,999	162,457	112,457	87,468	112,468
Issued	4,300,000	3,769,999	200,000	175,000	75,000	143,750
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,200,000)	(720,000)	(250,000)	(125,000)	(100,151)	(168,750)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,884,998	3,784,998	112,457	162,457	62,317	87,468

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

318 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort Gold Miners				UltraShort Junior Miners
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016		February 12, 2015* through May 31, 2015		Year Ended May 31, 2016	February 12, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(466,158)	$(589,529)	$(15,135)		$(10,614)		$(16,534)	$(10,432)
Net realized gain (loss)	(11,871,063)	(19,050,331)	126,704		(166,608)		(1,094,676)	(106,957)
Change in net unrealized appreciation/depreciation	2,790,355	(677,565)	(657,656)		142,406		(266,721)	(106,909)
Change in Net Assets Resulting from Operations	(9,546,866)	(20,317,425)	(546,087)		(34,816)		(1,377,931)	(224,298)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,006,347	15,565,685	6,783,688		6,378,201		2,787,020	5,009,345
Cost of shares redeemed	(13,537,831)	(18,903,864)	(5,282,333)		(4,244,878)		(2,820,015)	(2,943,599)
Change in net assets resulting from capital transactions	8,468,516	(3,338,179)	1,501,355		2,133,323		(32,995)	2,065,746
Change in net assets	(1,078,350)	(23,655,604)	955,268		2,098,507		(1,410,926)	1,841,448
NET ASSETS:
Beginning of period	$56,448,952	$80,104,556	$2,098,507		$—		$1,841,448	$—
End of period	$55,370,602	$56,448,952	$3,053,775		$2,098,507		$430,522	$1,841,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$(679,320)	$(928,828)	$(7,458)		$(10,614)		$(26,966)	$(10,432)
SHARE TRANSACTIONS:
Beginning of period	1,169,832	1,232,333	25,000	(f)	—	(f)	100,001	—
Issued	400,000	300,000	125,000	(f)	75,000	(f)	100,000	250,001
Issued in-kind	—	—	—	(f)	—	(f)	—	—
Redeemed	(275,000)	(362,501)	(37,500	)(f)	(50,000	)(f)	(100,000)	(150,000)
Redemption in-kind	—	—	—	(f)	—	(f)	—	—
Shares outstanding, end of period	1,294,832	1,169,832	112,500	(f)	25,000	(f)	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 319

	UltraShort Health Care		UltraShort Homebuilders & Supplies	UltraShort Industrials
	Year Ended May 31, 2016	Year Ended May 31, 2015	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,115)	$(24,022)	$(13,912)	$(43,750)	$(41,241)
Net realized gain (loss)	(2,396,277)	(451,150)	(37,821)	(2,734,948)	(89,561)
Change in net unrealized appreciation/depreciation	1,940,802	(1,351,191)	(149,196)	1,659,135	(1,295,002)
Change in Net Assets Resulting from Operations	(482,590)	(1,826,363)	(200,929)	(1,119,563)	(1,425,804)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,833,081	6,997,687	3,198,191	5,383,763	8,642,276
Cost of shares redeemed	(5,234,995)	(7,071,370)	(2,164,450)	(4,063,526)	(9,435,136)
Change in net assets resulting from capital transactions	1,598,086	(73,683)	1,033,741	1,320,237	(792,860)
Change in net assets	1,115,496	(1,900,046)	832,812	200,674	(2,218,664)
NET ASSETS:
Beginning of period	$1,729,167	$3,629,213	$—	$4,414,765	$6,633,429
End of period	$2,844,663	$1,729,167	$832,812	$4,615,439	$4,414,765
Accumulated undistributed net investment income (loss) included in end of period net assets	$(37,095)	$(34,069)	$(13,912)	$(60,053)	$(64,206)
SHARE TRANSACTIONS:
Beginning of period	35,934	42,184	—	110,842	135,842
Issued	125,000	106,250	150,001	125,000	175,000
Issued in-kind	—	—	—	—	—
Redeemed	(100,029)	(112,500)	(100,000)	(100,000)	(200,000)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	60,905	35,934	50,001	135,842	110,842

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

320 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Oil & Gas		UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate
	Year Ended May 31, 2016	Year Ended May 31, 2015	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(376,791)	$(447,636)	$(20,253)	$(273,365)	$(336,375)
Net realized gain (loss)	13,805,303	1,017,259	822,389	(7,023,435)	(15,671,316)
Change in net unrealized appreciation/depreciation	(15,418,333)	10,169,757	(325,851)	(1,554,385)	6,950,867
Change in Net Assets Resulting from Operations	(1,989,821)	10,739,380	476,285	(8,851,185)	(9,056,824)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	80,539,731	94,416,156	9,404,587	53,150,874	18,794,217
Cost of shares redeemed	(67,591,883)	(107,038,381)	(8,962,966)	(38,645,030)	(22,561,699)
Change in net assets resulting from capital transactions	12,947,848	(12,622,225)	441,621	14,505,844	(3,767,482)
Change in net assets	10,958,027	(1,882,845)	917,906	5,654,659	(12,824,306)
NET ASSETS:
Beginning of period	$44,177,280	$46,060,125	$—	$32,644,707	$45,469,013
End of period	$55,135,307	$44,177,280	$917,906	$38,299,366	$32,644,707
Accumulated undistributed net investment income (loss) included in end of period net assets	$(573,055)	$(656,623)	$(20,253)	$(386,694)	$(524,147)
SHARE TRANSACTIONS:
Beginning of period	867,108	1,117,108	—	647,877	710,377
Issued	1,250,000	1,975,000	300,001	1,150,000	356,250
Issued in-kind	—	—	—	—	—
Redeemed	(1,050,000)	(2,225,000)	(250,000)	(802,040)	(418,750)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	1,067,108	867,108	50,001	995,837	647,877

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 321

	UltraShort Semiconductors		UltraShort Technology		UltraShort Utilities
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(31,248)	$(38,184)	$(57,294)	$(51,387)	$(43,725)	$(49,882)
Net realized gain (loss)	(2,443,409)	(1,677,914)	(4,525,118)	(291,203)	(817,765)	(1,855,091)
Change in net unrealized appreciation/depreciation	2,457,435	(1,181,347)	3,468,896	(1,996,880)	(530,137)	651,436
Change in Net Assets Resulting from Operations	(17,222)	(2,897,445)	(1,113,516)	(2,339,470)	(1,391,627)	(1,253,537)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,162,925	4,243,989	5,572,150	5,758,884	3,104,234	11,308,096
Cost of shares redeemed	(2,420,968)	(2,303,799)	(7,497,351)	(799,789)	(6,011,262)	(8,171,806)
Change in net assets resulting from capital transactions	(258,043)	1,940,190	(1,925,201)	4,959,095	(2,907,028)	3,136,290
Change in net assets	(275,265)	(957,255)	(3,038,717)	2,619,625	(4,298,655)	1,882,753
NET ASSETS:
Beginning of period	$3,067,010	$4,024,265	$7,391,198	$4,771,573	$8,255,049	$6,372,296
End of period	$2,791,745	$3,067,010	$4,352,481	$7,391,198	$3,956,394	$8,255,049
Accumulated undistributed net investment income (loss) included in end of period net assets	$(46,746)	$(57,447)	$(83,320)	$(72,411)	$(68,479)	$(69,345)
SHARE TRANSACTIONS:
Beginning of period	75,984	50,984	153,079	65,580	162,490	99,990
Issued	50,000	75,000	100,000	100,000	75,000	206,250
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(50,000)	(150,000)	(12,501)	(125,000)	(143,750)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,984	75,984	103,079	153,079	112,490	162,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

322 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector		Short MSCI EAFE
	June 22, 2015* through May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,842)	$(34,692)	$(36,605)	$(580,829)	$(1,562,317)
Net realized gain (loss)	3,196,941	(2,151,138)	(921,461)	1,299,455	(3,440,219)
Change in net unrealized appreciation/depreciation	(216,826)	2,307,895	(846,336)	(5,617,118)	6,936,655
Change in Net Assets Resulting from Operations	2,913,273	122,065	(1,804,402)	(4,898,492)	1,934,119
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	28,370,569	4,154,948	7,353,533	232,619,904	248,358,912
Cost of shares redeemed	(25,935,198)	(5,901,237)	(6,236,833)	(159,169,807)	(387,458,237)
Change in net assets resulting from capital transactions	2,435,371	(1,746,289)	1,116,700	73,450,097	(139,099,325)
Change in net assets	5,348,644	(1,624,224)	(687,702)	68,551,605	(137,165,206)
NET ASSETS:
Beginning of period	$—	$3,923,818	$4,611,520	$31,885,113	$169,050,319
End of period	$5,348,644	$2,299,594	$3,923,818	$100,436,718	$31,885,113
Accumulated undistributed net investment income (loss) included in end of period net assets	$(66,842)	$(49,399)	$(49,764)	$(937,651)	$(1,843,113)
SHARE TRANSACTIONS:
Beginning of period	—	187,493	137,493	1,025,000	5,325,000
Issued	1,050,001	200,000	250,000	6,850,000	7,425,000
Issued in-kind	—	—	—	—	—
Redeemed	(850,000)	(250,000)	(200,000)	(4,850,000)	(11,725,000)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	200,001	137,493	187,493	3,025,000	1,025,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 323

	Short MSCI Emerging Markets		Short FTSE China 50		UltraShort MSCI EAFE
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,224,767)	$(2,025,410)	$(97,809)	$(79,377)	$(53,454)	$(50,246)
Net realized gain (loss)	37,653,396	(9,927,355)	2,323,539	(5,379,030)	(733,813)	93
Change in net unrealized appreciation/depreciation	(6,311,304)	(4,638,246)	(521,355)	997,059	516,280	(347,347)
Change in Net Assets Resulting from Operations	28,117,325	(16,591,011)	1,704,375	(4,461,348)	(270,987)	(397,500)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	660,614,628	408,118,381	18,021,569	1,112,507	14,544,495	9,430,559
Cost of shares redeemed	(646,762,598)	(343,519,340)	(9,972,147)	(28,786,680)	(9,977,742)	(13,009,254)
Change in net assets resulting from capital transactions	13,852,030	64,599,041	8,049,422	(27,674,173)	4,566,753	(3,578,695)
Change in net assets	41,969,355	48,008,030	9,753,797	(32,135,521)	4,295,766	(3,976,195)
NET ASSETS:
Beginning of period	$259,299,860	$211,291,830	$3,494,375	$35,629,896	$3,143,593	$7,119,788
End of period	$301,269,215	$259,299,860	$13,248,172	$3,494,375	$7,439,359	$3,143,593
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,196,335)	$(3,242,072)	$(111,127)	$(119,372)	$(72,389)	$(69,275)
SHARE TRANSACTIONS:
Beginning of period	10,500,000	8,325,000	150,000	1,050,000	87,428	187,428
Issued	22,850,000	15,875,000	650,000	50,000	350,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(22,500,000)	(13,700,000)	(350,000)	(950,000)	(250,000)	(325,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,850,000	10,500,000	450,000	150,000	187,428	87,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

324 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Emerging Markets		UltraShort FTSE Europe		UltraShort MSCI Pacific ex-Japan
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(543,024)	$(364,072)	$(372,599)	$(313,219)	$(11,035)	$(15,624)
Net realized gain (loss)	6,199,736	(1,339,268)	(8,475,721)	(12,478,571)	350,043	(123,447)
Change in net unrealized appreciation/depreciation	(5,676,581)	(3,166,938)	7,647,467	12,315,770	(268,309)	348,023
Change in Net Assets Resulting from Operations	(19,869)	(4,870,278)	(1,200,853)	(476,020)	70,699	208,952
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	125,210,036	31,352,136	73,271,311	49,124,634	—	—
Cost of shares redeemed	(104,254,433)	(39,511,281)	(55,911,345)	(51,911,454)	—	(1,255,625)
Change in net assets resulting from capital transactions	20,955,603	(8,159,145)	17,359,966	(2,786,820)	—	(1,255,625)
Change in net assets	20,935,734	(13,029,423)	16,159,113	(3,262,840)	70,699	(1,046,673)
NET ASSETS:
Beginning of period	$36,514,190	$49,543,613	$26,178,203	$29,441,043	$1,062,137	$2,108,810
End of period	$57,449,924	$36,514,190	$42,337,316	$26,178,203	$1,132,836	$1,062,137
Accumulated undistributed net investment income (loss) included in end of period net assets	$(681,441)	$(593,226)	$(486,771)	$(445,244)	$(15,327)	$(22,186)
SHARE TRANSACTIONS:
Beginning of period	2,119,744	2,669,744	512,119	562,119	49,992	99,992
Issued	5,400,000	1,575,000	1,200,000	850,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,750,000)	(2,125,000)	(950,000)	(900,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,769,744	2,119,744	762,119	512,119	49,992	49,992

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 325

	UltraShort MSCI Brazil Capped				UltraShort FTSE China 50		UltraShort MSCI Japan
	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(270,998)		$(202,230)		$(558,604)	$(591,460)	$(130,688)	$(105,632)
Net realized gain (loss)	8,748,426		1,712,291		(8,938,483)	(28,660,952)	(4,228,083)	—
Change in net unrealized appreciation/depreciation	(6,029,083)		7,059,274		30,444,878	(17,611,563)	3,064,791	(3,898,792)
Change in Net Assets Resulting from Operations	2,448,345		8,569,335		20,947,791	(46,863,975)	(1,293,980)	(4,004,424)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	80,876,458		64,491,510		60,815,130	40,688,757	22,087,829	19,582,413
Cost of shares redeemed	(52,179,137)		(65,344,642)		(65,937,161)	(50,179,074)	(12,118,392)	(16,177,632)
Change in net assets resulting from capital transactions	28,697,321		(853,132)		(5,122,031)	(9,490,317)	9,969,437	3,404,781
Change in net assets	31,145,666		7,716,203		15,825,760	(56,354,292)	8,675,457	(599,643)
NET ASSETS:
Beginning of period	$29,885,336		$22,169,133		$46,854,838	$103,209,130	$9,379,873	$9,979,516
End of period	$61,031,002		$29,885,336		$62,680,598	$46,854,838	$18,055,330	$9,379,873
Accumulated undistributed net investment income (loss) included in end of period net assets	$(363,834)		$(277,834)		$(730,189)	$(1,007,346)	$(169,193)	$(146,643)
SHARE TRANSACTIONS:
Beginning of period	649,902	(b)	649,902	(b)	1,660,525	1,660,525	199,913	149,913
Issued	1,675,000	(b)	1,700,000	(b)	1,350,000	1,025,000	425,000	325,000
Issued in-kind	—	(b)	—	(b)	—	—	—	—
Redeemed	(800,000	)(b)	(1,700,000	)(b)	(1,500,000)	(1,025,000)	(250,000)	(275,000)
Redemption in-kind	—	(b)	—	(b)	—	—	—	—
Shares outstanding, end of period	1,524,902	(b)	649,902	(b)	1,510,525	1,660,525	374,913	199,913

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.
See accompanying notes to the financial statements.

326 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury		Short 20+ Year Treasury
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,798)	$(9,900)	$(284,861)	$(562,929)	$(6,731,825)	$(11,142,875)
Net realized gain (loss)	516,493	(160,948)	(845,870)	(5,771,481)	(71,210,794)	(268,064,881)
Change in net unrealized appreciation/depreciation	(381,059)	294,261	(813,697)	2,081,424	(7,794,655)	83,471,682
Change in Net Assets Resulting from Operations	124,636	123,413	(1,944,428)	(4,252,986)	(85,737,274)	(195,736,074)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	2,953,539	11,814,588	212,558,866	335,336,423
Cost of shares redeemed	—	—	(11,612,335)	(42,054,292)	(543,014,852)	(591,595,454)
Change in net assets resulting from capital transactions	—	—	(8,658,796)	(30,239,704)	(330,455,986)	(256,259,031)
Change in net assets	124,636	123,413	(10,603,224)	(34,492,690)	(416,193,260)	(451,995,105)
NET ASSETS:
Beginning of period	$1,185,892	$1,062,479	$39,439,210	$73,931,900	$1,051,151,376	$1,503,146,481
End of period	$1,310,528	$1,185,892	$28,835,986	$39,439,210	$634,958,116	$1,051,151,376
Accumulated undistributed net investment income (loss) included in end of period net assets	$(15,205)	$(14,508)	$(467,369)	$(851,125)	$(10,148,231)	$(16,992,345)
SHARE TRANSACTIONS:
Beginning of period	49,986	49,986	1,325,000	2,325,000	41,800,000	52,300,000
Issued	—	—	100,000	375,000	8,650,000	12,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(400,000)	(1,375,000)	(22,250,000)	(22,950,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	49,986	49,986	1,025,000	1,325,000	28,200,000	41,800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 327

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,278,814)	$(560,483)	$(23,268)	$(27,008)	$(23,111)	$(35,088)
Net realized gain (loss)	7,964,103	(973,064)	(124,293)	(260,425)	(127,358)	(248,416)
Change in net unrealized appreciation/depreciation	(16,129,872)	(779,091)	(27,167)	153,539	(35,305)	4,226
Change in Net Assets Resulting from Operations	(9,444,583)	(2,312,638)	(174,728)	(133,894)	(185,774)	(279,278)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	248,269,689	92,046,046	—	—	—	—
Cost of shares redeemed	(98,348,705)	(77,863,507)	—	—	—	(715,856)
Change in net assets resulting from capital transactions	149,920,984	14,182,539	—	—	—	(715,856)
Change in net assets	140,476,401	11,869,901	(174,728)	(133,894)	(185,774)	(995,134)
NET ASSETS:
Beginning of period	$55,046,987	$43,177,086	$2,835,085	$2,968,979	$2,863,296	$3,858,430
End of period	$195,523,388	$55,046,987	$2,660,357	$2,835,085	$2,677,522	$2,863,296
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,493,555)	$(731,711)	$(34,087)	$(49,187)	$(37,086)	$(50,645)
SHARE TRANSACTIONS:
Beginning of period	2,050,000	1,550,000	100,000	100,000	100,000	125,000
Issued	8,750,000	3,300,000	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,500,000)	(2,800,000)	—	—	—	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,300,000	2,050,000	100,000	100,000	100,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

328 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,573,756)	$(2,485,709)	$(21,197,196)	$(31,466,009)	$(39,156)	$(107,235)
Net realized gain (loss)	(13,338,384)	(41,937,372)	(295,836,325)	(1,658,213,947)	292,528	(633,982)
Change in net unrealized appreciation/depreciation	(5,129,405)	8,926,318	(252,947,619)	661,628,827	46,456	672,904
Change in Net Assets Resulting from Operations	(20,041,545)	(35,496,763)	(569,981,140)	(1,028,051,129)	299,828	(68,313)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,318,116	87,537,313	799,213,217	1,702,402,369	—	—
Cost of shares redeemed	(80,390,278)	(93,472,399)	(1,129,291,223)	(1,836,513,462)	(9,713,648)	(1,334,942)
Change in net assets resulting from capital transactions	(75,072,162)	(5,935,086)	(330,078,006)	(134,111,093)	(9,713,648)	(1,334,942)
Change in net assets	(95,113,707)	(41,431,849)	(900,059,146)	(1,162,162,222)	(9,413,820)	(1,403,255)
NET ASSETS:
Beginning of period	$250,963,588	$292,395,437	$3,016,995,872	$4,179,158,094	$10,703,522	$12,106,777
End of period	$155,849,881	$250,963,588	$2,116,936,726	$3,016,995,872	$1,289,702	$10,703,522
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,465,892)	$(3,641,378)	$(31,416,830)	$(47,258,163)	$(79,865)	$(157,530)
SHARE TRANSACTIONS:
Beginning of period	10,600,000	10,875,000	65,706,929	69,106,929	400,000	450,000
Issued	250,000	3,475,000	18,900,000	33,650,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,500,000)	(3,750,000)	(26,400,000)	(37,050,000)	(350,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,350,000	10,600,000	58,206,929	65,706,929	50,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 329

	UltraPro Short 20+ Year Treasury		Ultra S&P500®		Ultra QQQ®
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(819,136)	$(993,432)	$16,295,927	$19,106,411	$1,720,041	$567,937
Net realized gain (loss)	(12,491,804)	(75,941,995)	84,473,570	322,668,655	68,080,389	290,620,409
Change in net unrealized appreciation/depreciation	(22,619,676)	30,792,788	(114,002,816)	125,973,274	(97,509,452)	38,547,673
Change in Net Assets Resulting from Operations	(35,930,616)	(46,142,639)	(13,233,319)	467,748,340	(27,709,022)	329,736,019
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(11,835,408)	(11,101,939)	(1,701,089)	(2,430,157)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(11,835,408)	(11,101,939)	(1,701,089)	(2,430,157)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,793,969	46,264,854	817,584,347	2,217,949,501	385,909,033	726,580,703
Cost of shares redeemed	(17,144,306)	(6,744,093)	(1,216,823,701)	(3,140,371,839)	(510,445,184)	(749,652,016)
Change in net assets resulting from capital transactions	5,649,663	39,520,761	(399,239,354)	(922,422,338)	(124,536,151)	(23,071,313)
Change in net assets	(30,280,953)	(6,621,878)	(424,308,081)	(465,775,937)	(153,946,262)	304,234,549
NET ASSETS:
Beginning of period	$105,154,890	$111,776,768	$1,923,778,536	$2,389,554,473	$1,028,076,183	$723,841,634
End of period	$74,873,937	$105,154,890	$1,499,470,455	$1,923,778,536	$874,129,921	$1,028,076,183
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,180,301)	$(1,443,787)	$2,170,352	$4,684,738	$788,333	$194,855
SHARE TRANSACTIONS:
Beginning of period	2,574,917	1,774,917	28,550,000	42,900,000	13,350,000	13,500,000
Issued	600,000	950,000	8,450,000	14,250,000	2,000,000	5,100,000
Issued in-kind	—	—	5,400,000	23,050,000	3,300,000	6,000,000
Redeemed	(500,000)	(150,000)	(850,000)	(15,750,000)	(1,000,000)	(2,650,000)
Redemption in-kind	—	—	(18,950,000)	(35,900,000)	(6,000,000)	(8,600,000)
Shares outstanding, end of period	2,674,917	2,574,917	22,600,000	28,550,000	11,650,000	13,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

330 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Dow30SM		Ultra MidCap400		Ultra Russell2000
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,246,158	$3,261,654	$579,825	$716,301	$459,682	$525,082
Net realized gain (loss)	34,497,361	48,253,638	(52,183,441)	(115,431,831)	(54,046,579)	(198,668,641)
Change in net unrealized appreciation/depreciation	(46,783,671)	6,967,657	45,886,720	(4,906,330)	7,899,327	84,413,175
Change in Net Assets Resulting from Operations	(9,040,152)	58,482,949	(5,716,896)	(119,621,860)	(45,687,570)	(113,730,384)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,378,914)	(3,189,256)	(356,569)	—	(476,749)	(388,797)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,378,914)	(3,189,256)	(356,569)	—	(476,749)	(388,797)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	163,245,494	148,964,959	91,354,772	2,101,417,487	99,005,076	1,729,561,470
Cost of shares redeemed	(223,266,892)	(187,227,067)	(85,510,446)	(1,997,167,092)	(93,795,467)	(1,619,350,194)
Change in net assets resulting from capital transactions	(60,021,398)	(38,262,108)	5,844,326	104,250,395	5,209,609	110,211,276
Change in net assets	(72,440,464)	17,031,585	(229,139)	(15,371,465)	(40,954,710)	(3,907,905)
NET ASSETS:
Beginning of period	$318,071,612	$301,040,027	$143,864,382	$159,235,847	$207,359,118	$211,267,023
End of period	$245,631,148	$318,071,612	$143,635,243	$143,864,382	$166,404,408	$207,359,118
Accumulated undistributed net investment income (loss) included in end of period net assets	$594,973	$694,073	$30,516	$(337,240)	$992,443	$827,422
SHARE TRANSACTIONS:
Beginning of period	4,600,000	5,100,000	1,775,000	2,400,000	2,150,000	2,625,000
Issued	750,000	650,000	350,000	3,600,000	450,000	13,950,000
Issued in-kind	1,850,000	1,700,000	850,000	25,675,000	650,000	5,800,000
Redeemed	(1,300,000)	(750,000)	(100,000)	(1,650,000)	(950,000)	(6,725,000)
Redemption in-kind	(2,250,000)	(2,100,000)	(1,000,000)	(28,250,000)	(250,000)	(13,500,000)
Shares outstanding, end of period	3,650,000	4,600,000	1,875,000	1,775,000	2,050,000	2,150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 331

	Ultra SmallCap600		UltraPro S&P500®		UltraPro QQQ®
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,052	$12,293	$5,057,257	$3,986,438	$(892,161)	$(1,332,868)
Net realized gain (loss)	4,412,249	1,116,564	88,912,684	126,828,595	102,786,459	320,616,055
Change in net unrealized appreciation/depreciation	(5,475,659)	3,885,344	(73,025,152)	151,650,455	(44,930,938)	204,848,060
Change in Net Assets Resulting from Operations	(1,038,358)	5,014,201	20,944,789	282,465,488	56,963,360	524,131,247
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,828)	—	(2,540,085)	(2,924,233)	—	(412,877)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(17,828)	—	(2,540,085)	(2,924,233)	—	(412,877)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,977,223	46,723,416	1,456,212,783	1,614,757,085	2,284,234,337	1,433,108,637
Cost of shares redeemed	(15,163,270)	(53,541,885)	(1,585,697,961)	(1,662,613,822)	(2,223,917,002)	(1,506,479,380)
Change in net assets resulting from capital transactions	(1,186,047)	(6,818,469)	(129,485,178)	(47,856,737)	60,317,335	(73,370,743)
Change in net assets	(2,242,233)	(1,804,268)	(111,080,474)	231,684,518	117,280,695	450,347,627
NET ASSETS:
Beginning of period	$20,998,570	$22,802,838	$800,588,150	$568,903,632	$1,035,207,861	$584,860,234
End of period	$18,756,337	$20,998,570	$689,507,676	$800,588,150	$1,152,488,556	$1,035,207,861
Accumulated undistributed net investment income (loss) included in end of period net assets	$40,625	$11,690	$1,728,548	$902,829	$(929,832)	$(362,497)
SHARE TRANSACTIONS:
Beginning of period	350,000	450,000	11,300,000	10,500,000	9,000,000	8,550,000
Issued	250,000	900,000	17,850,000	24,400,000	5,700,000	8,000,000
Issued in-kind	—	—	6,800,000	2,700,000	17,300,000	7,800,000
Redeemed	—	—	(2,650,000)	(400,000)	(600,000)	(250,000)
Redemption in-kind	(275,000)	(1,000,000)	(23,000,000)	(25,900,000)	(20,400,000)	(15,100,000)
Shares outstanding, end of period	325,000	350,000	10,300,000	11,300,000	11,000,000	9,000,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

332 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Dow30SM		UltraPro MidCap400		UltraPro Russell2000
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,714,766	$901,311	$48,645	$57,993	$(162,957)	$(140,965)
Net realized gain (loss)	26,462,065	13,688,554	(2,920,323)	4,971,509	(2,015,662)	10,017,794
Change in net unrealized appreciation/depreciation	(11,618,678)	29,429,608	(6,816,634)	8,308,790	(19,031,099)	36,969,272
Change in Net Assets Resulting from Operations	16,558,153	44,019,473	(9,688,312)	13,338,292	(21,209,718)	46,846,101
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(725,021)	(539,011)	(18,759)	(56,325)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(725,021)	(539,011)	(18,759)	(56,325)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	343,348,888	316,148,053	4,380,071	74,259,790	99,914,155	205,961,768
Cost of shares redeemed	(328,332,887)	(366,674,874)	(16,434,935)	(82,908,775)	(92,211,022)	(333,798,203)
Change in net assets resulting from capital transactions	15,016,001	(50,526,821)	(12,054,864)	(8,648,985)	7,703,133	(127,836,435)
Change in net assets	30,849,133	(7,046,359)	(21,761,935)	4,632,982	(13,506,585)	(80,990,334)
NET ASSETS:
Beginning of period	$109,474,208	$116,520,567	$49,403,167	$44,770,185	$107,326,874	$188,317,208
End of period	$140,323,341	$109,474,208	$27,641,232	$49,403,167	$93,820,289	$107,326,874
Accumulated undistributed net investment income (loss) included in end of period net assets	$587,443	$394,793	$22,865	$(12,063)	$196,591	$(288,484)
SHARE TRANSACTIONS:
Beginning of period	1,500,000	2,000,000	750,000	900,000	1,050,000	2,350,000
Issued	1,350,000	2,600,000	50,000	1,300,000	850,000	2,250,000
Issued in-kind	4,300,000	2,300,000	25,000	100,000	400,000	250,000
Redeemed	(50,000)	(300,000)	—	—	(450,000)	(150,000)
Redemption in-kind	(5,050,000)	(5,100,000)	(350,000)	(1,550,000)	(600,000)	(3,650,000)
Shares outstanding, end of period	2,050,000	1,500,000	475,000	750,000	1,250,000	1,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 333

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016		Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$477,984	$526,472	$(4,681,651)	$(3,845,385)	$200,856		$198,993
Net realized gain (loss)	(1,344,590)	6,383,581	(16,511,083)	81,726,631	3,045,368		1,284,777
Change in net unrealized appreciation/depreciation	(14,675,084)	(12,257,021)	(434,773,590)	321,085,891	(2,672,533)		2,162,073
Change in Net Assets Resulting from Operations	(15,541,690)	(5,346,968)	(455,966,324)	398,967,137	573,691		3,645,843
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(202,178)	(411,340)	—	—	(132,896)		(158,134)
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	(202,178)	(411,340)	—	—	(132,896)		(158,134)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,328,938	158,551,969	336,272,863	473,827,449	45,619,761		45,004,035
Cost of shares redeemed	(22,574,868)	(194,040,643)	(375,815,173)	(224,559,008)	(49,201,461)		(47,683,223)
Change in net assets resulting from capital transactions	(7,245,930)	(35,488,674)	(39,542,310)	249,268,441	(3,581,700)		(2,679,188)
Change in net assets	(22,989,798)	(41,246,982)	(495,508,634)	648,235,578	(3,140,905)		808,521
NET ASSETS:
Beginning of period	$76,413,069	$117,660,051	$979,242,550	$331,006,972	$19,967,893		$19,159,372
End of period	$53,423,271	$76,413,069	$483,733,916	$979,242,550	$16,826,988		$19,967,893
Accumulated undistributed net investment income (loss) included in end of period net assets	$223,887	$182,210	$(7,152,583)	$(4,872,676)	$29,228		$23,214
SHARE TRANSACTIONS:
Beginning of period	1,475,000	2,175,000	11,050,000	8,200,000	600,000	(g)	675,000	(g)
Issued	100,000	2,325,000	400,000	500,000	900,000	(g)	1,575,000	(g)
Issued in-kind	300,000	500,000	4,550,000	6,200,000	375,000	(g)	—	(g)
Redeemed	(300,000)	—	—	—	(150,000	)(g)	(150,000	)(g)
Redemption in-kind	(300,000)	(3,525,000)	(5,550,000)	(3,850,000)	(1,275,000	)(g)	(1,500,000	)(g)
Shares outstanding, end of period	1,275,000	1,475,000	10,450,000	11,050,000	450,000	(g)	600,000	(g)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

See accompanying notes to the financial statements.

334 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Consumer Services		Ultra Financials		Ultra Gold Miners
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016		February 12, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,409	$49,348	$6,315,934	$5,109,845	$(20,080)		$(8,267)
Net realized gain (loss)	6,908,222	2,919,874	119,688,034	114,219,515	364,868		(695,701)
Change in net unrealized appreciation/depreciation	(8,786,499)	5,355,626	(171,927,739)	59,499,781	1,819,427		153,375
Change in Net Assets Resulting from Operations	(1,834,868)	8,324,848	(45,923,771)	178,829,141	2,164,215		(550,593)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,971)	(51,667)	(6,339,424)	(4,895,559)	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	(39,971)	(51,667)	(6,339,424)	(4,895,559)	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	29,887,771	63,063,217	6,963,967	44,775,165	3,630,568		4,940,483
Cost of shares redeemed	(41,501,225)	(57,130,116)	(87,202,512)	(200,301,392)	(674)		(2,743,585)
Change in net assets resulting from capital transactions	(11,613,454)	5,933,101	(80,238,545)	(155,526,227)	3,629,894		2,196,898
Change in net assets	(13,488,293)	14,206,282	(132,501,740)	18,407,355	5,794,109		1,646,305
NET ASSETS:
Beginning of period	$37,307,666	$23,101,384	$823,691,731	$805,284,376	$1,646,305		$—
End of period	$23,819,373	$37,307,666	$691,189,991	$823,691,731	$7,440,414		$1,646,305
Accumulated undistributed net investment income (loss) included in end of period net assets	$17,411	$11,765	$1,408,080	$1,431,570	$(28,347)		$(8,267)
SHARE TRANSACTIONS:
Beginning of period	350,000	300,000	11,019,250	13,269,250	33,334	(c)	—	(c)
Issued	250,000	625,000	50,000	—	50,000	(c)	66,667	(c)
Issued in-kind	25,000	100,000	50,000	700,000	66,667	(c)	16,667	(c)
Redeemed	—	(100,000)	(150,000)	(150,000)	(32	)(c)	(33,333	)(c)
Redemption in-kind	(400,000)	(575,000)	(1,200,000)	(2,800,000)	—	(c)	(16,667	)(c)
Shares outstanding, end of period	225,000	350,000	9,769,250	11,019,250	149,969	(c)	33,334	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 335

	Ultra Junior Miners				Ultra Health Care		Ultra Homebuilders & Supplies
	Year Ended May 31, 2016		February 12, 2015* through May 31, 2015		Year Ended May 31, 2016	Year Ended May 31, 2015	June 22, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,006)		$(10,601)		$170,989	$229,920	$(6,366)
Net realized gain (loss)	2,632,715		(828,094)		(1,102,183)	33,608,986	(271,936)
Change in net unrealized appreciation/depreciation	(692,413)		245,560		(39,852,223)	40,473,098	(88,043)
Change in Net Assets Resulting from Operations	1,925,296		(593,135)		(40,783,417)	74,312,004	(366,345)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(1,402,756)	(311,362)	—
Net realized gains on investments	—		—		—	—	—
Tax return of capital	—		—		—	—	—
Total distributions	—		—		(1,402,756)	(311,362)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,530,454		4,932,586		11,209,688	204,142,358	2,999,217
Cost of shares redeemed	(6,692,855)		(1,697,712)		(113,019,260)	(145,002,708)	(1,694,575)
Change in net assets resulting from capital transactions	(1,162,401)		3,234,874		(101,809,572)	59,139,650	1,304,642
Change in net assets	762,895		2,641,739		(143,995,745)	133,140,292	938,297
NET ASSETS:
Beginning of period	$2,641,739		$—		$231,068,696	$97,928,404	$—
End of period	$3,404,634		$2,641,739		$87,072,951	$231,068,696	$938,297
Accumulated undistributed net investment income (loss) included in end of period net assets	$(25,607)		$(10,601)		$(1,072,661)	$29,342	$(6,366)
SHARE TRANSACTIONS:
Beginning of period	50,000	(c)	—	(c)	3,100,000	2,100,000	—
Issued	66,668	(c)	66,667	(c)	—	3,150,000	100,001
Issued in-kind	66,667	(c)	16,667	(c)	150,000	500,000	50,000
Redeemed	(83,348	)(c)	(33,334	)(c)	—	—	(100,000)
Redemption in-kind	(50,000	)(c)	—	(c)	(1,875,000)	(2,650,000)	—
Shares outstanding, end of period	49,987	(c)	50,000	(c)	1,375,000	3,100,000	50,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

336 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Industrials				Ultra Oil & Gas		Ultra Oil & Gas Exploration & Production
	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2016	Year Ended May 31, 2015	June 22, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$124,573		$211,743		$2,527,668	$1,809,175	$1,516
Net realized gain (loss)	2,761,282		2,546,048		(47,021,532)	(1,589,804)	(965,356)
Change in net unrealized appreciation/depreciation	(5,169,980)		903,034		10,952,904	(48,982,840)	(545,894)
Change in Net Assets Resulting from Operations	(2,284,125)		3,660,825		(33,540,960)	(48,763,469)	(1,509,734)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(93,044)		(138,936)		(1,734,525)	(1,484,496)	(1,137)
Net realized gains on investments	—		—		—	—	—
Tax return of capital	—		—		—	—	(551)
Total distributions	(93,044)		(138,936)		(1,734,525)	(1,484,496)	(1,688)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,500,986		70,270,151		113,906,917	187,732,178	2,874,381
Cost of shares redeemed	(46,760,531)		(70,432,625)		(95,255,189)	(122,136,253)	(185)
Change in net assets resulting from capital transactions	(15,259,545)		(162,474)		18,651,728	65,595,925	2,874,196
Change in net assets	(17,636,714)		3,359,415		(16,623,757)	15,347,960	1,362,774
NET ASSETS:
Beginning of period	$35,588,932		$32,229,517		$165,228,385	$149,880,425	$—
End of period	$17,952,218		$35,588,932		$148,604,628	$165,228,385	$1,362,774
Accumulated undistributed net investment income (loss) included in end of period net assets	$45,665		$38,884		$1,020,541	$973,755	$379
SHARE TRANSACTIONS:
Beginning of period	900,000	(g)	900,000	(g)	3,175,000	1,875,000	—	(c)
Issued	375,000	(g)	1,575,000	(g)	700,000	650,000	33,333	(c)
Issued in-kind	450,000	(g)	375,000	(g)	3,050,000	2,475,000	16,667	(c)
Redeemed	(150,000	)(g)	(150,000	)(g)	(250,000)	(50,000)	(5	)(c)
Redemption in-kind	(1,125,000	)(g)	(1,800,000	)(g)	(2,500,000)	(1,775,000)	—	(c)
Shares outstanding, end of period	450,000	(g)	900,000	(g)	4,175,000	3,175,000	49,995	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 337

	Ultra Real Estate		Ultra S&P Regional Banking		Ultra Semiconductors
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,316,703	$3,277,900	$77,604	$99,899	$182,632	$258,157
Net realized gain (loss)	19,706,582	65,612,327	(1,700,746)	799,652	1,958,308	15,139,507
Change in net unrealized appreciation/depreciation	5,238,231	(28,109,523)	(13,811)	1,521,036	(8,598,968)	1,311,201
Change in Net Assets Resulting from Operations	28,261,516	40,780,704	(1,636,953)	2,420,587	(6,458,028)	16,708,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,589,610)	(2,838,587)	(78,159)	(50,529)	(120,566)	(382,573)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,589,610)	(2,838,587)	(78,159)	(50,529)	(120,566)	(382,573)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	120,470,974	65,835,943	7,744,502	—	18,243,888	10,270,334
Cost of shares redeemed	(195,012,083)	(160,479,619)	(8,929,312)	(4,240,253)	(26,228,221)	(17,056,995)
Change in net assets resulting from capital transactions	(74,541,109)	(94,643,676)	(1,184,810)	(4,240,253)	(7,984,333)	(6,786,661)
Change in net assets	(48,869,203)	(56,701,559)	(2,899,922)	(1,870,195)	(14,562,927)	9,539,631
NET ASSETS:
Beginning of period	$252,011,766	$308,713,325	$9,854,617	$11,724,812	$38,713,422	$29,173,791
End of period	$203,142,563	$252,011,766	$6,954,695	$9,854,617	$24,150,495	$38,713,422
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,941,546	$2,733,369	$14,495	$15,050	$99,711	$32,279
SHARE TRANSACTIONS:
Beginning of period	2,479,372	3,479,372	100,000	150,000	375,000	450,000
Issued	550,000	150,000	50,000	—	25,000	—
Issued in-kind	650,000	450,000	25,000	—	200,000	125,000
Redeemed	—	—	—	—	—	(50,000)
Redemption in-kind	(1,900,000)	(1,600,000)	(100,000)	(50,000)	(325,000)	(150,000)
Shares outstanding, end of period	1,779,372	2,479,372	75,000	100,000	275,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

338 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology		Ultra Telecommunications
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$313,003	$316,948	$39,254	$83,358
Net realized gain (loss)	19,294,209	28,820,053	326,950	(438,452)
Change in net unrealized appreciation/depreciation	(37,668,781)	17,990,967	(192,031)	136,835
Change in Net Assets Resulting from Operations	(18,061,569)	47,127,968	174,173	(218,259)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(255,866)	(413,947)	(42,517)	(86,473)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	(15,109)	—
Total distributions	(255,866)	(413,947)	(57,626)	(86,473)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,047,000	201,279,242	—	15,947,665
Cost of shares redeemed	(71,975,035)	(230,199,465)	(2,060,638)	(15,631,318)
Change in net assets resulting from capital transactions	(45,928,035)	(28,920,223)	(2,060,638)	316,347
Change in net assets	(64,245,470)	17,793,798	(1,944,091)	11,615
NET ASSETS:
Beginning of period	$166,730,547	$148,936,749	$6,953,725	$6,942,110
End of period	$102,485,077	$166,730,547	$5,009,634	$6,953,725
Accumulated undistributed net investment income (loss) included in end of period net assets	$181,304	$50,990	$77,927	$81,190
SHARE TRANSACTIONS:
Beginning of period	2,000,000	2,400,000	75,000	75,000
Issued	—	2,700,000	—	75,000
Issued in-kind	325,000	100,000	—	100,000
Redeemed	—	—	(25,000)	(50,000)
Redemption in-kind	(1,025,000)	(3,200,000)	—	(125,000)
Shares outstanding, end of period	1,300,000	2,000,000	50,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 339

	Ultra Utilities				UltraPro Nasdaq Biotechnology		UltraPro Financial Select Sector
	Year Ended May 31, 2016		Year Ended May 31, 2015		June 22, 2015* through May 31, 2016		Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$366,682		$655,050		$(207,789)		$58,861	$51,602
Net realized gain (loss)	2,569,597		2,017,188		(26,000,532)		(838,034)	5,923,477
Change in net unrealized appreciation/depreciation	(506,319)		(3,194,584)		(12,571,277)		(1,390,115)	(1,294,219)
Change in Net Assets Resulting from Operations	2,429,960		(522,346)		(38,779,598)		(2,169,288)	4,680,860
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(425,621)		(689,401)		—		(36,213)	(59,797)
Net realized gains on investments	—		—		—		—	—
Tax return of capital	—		—		—		—	—
Total distributions	(425,621)		(689,401)		—		(36,213)	(59,797)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,032,656		36,317,865		96,769,184		13,229,676	7,395,782
Cost of shares redeemed	(22,416,742)		(34,610,908)		(14,663,433)		(14,828,777)	(28,121,676)
Change in net assets resulting from capital transactions	(17,384,086)		1,706,957		82,105,751		(1,599,101)	(20,725,894)
Change in net assets	(15,379,747)		495,210		43,326,153		(3,804,602)	(16,104,831)
NET ASSETS:
Beginning of period	$33,080,587		$32,585,377		$—		$13,030,396	$29,135,227
End of period	$17,700,840		$33,080,587		$43,326,153		$9,225,794	$13,030,396
Accumulated undistributed net investment income (loss) included in end of period net assets	$74,429		$127,377		$(207,754)		$31,869	$15,050
SHARE TRANSACTIONS:
Beginning of period	1,050,000	(g)	1,125,000	(g)	—	(d)	150,002	450,002
Issued	—	(g)	450,000	(g)	560,000	(d)	150,000	100,000
Issued in-kind	150,000	(g)	600,000	(g)	1,330,000	(d)	—	—
Redeemed	(75,000	)(g)	—	(g)	(85	)(d)	(25,000)	—
Redemption in-kind	(675,000	)(g)	(1,125,000	)(g)	(340,000	)(d)	(150,000)	(400,000)
Shares outstanding, end of period	450,000	(g)	1,050,000	(g)	1,549,915	(d)	125,002	150,002

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

See accompanying notes to the financial statements.

340 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI EAFE		Ultra MSCI Emerging Markets		Ultra FTSE Europe
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(207,106)	$(276,412)	$(171,405)	$(375,523)	$(221,131)	$(248,598)
Net realized gain (loss)	(5,498,176)	(2,377,123)	(6,986,021)	(318,089)	(172,161)	(1,792,303)
Change in net unrealized appreciation/depreciation	(2,084,154)	(11,059,078)	(6,942,317)	(3,333,521)	(6,984,982)	(105,190)
Change in Net Assets Resulting from Operations	(7,789,436)	(13,712,613)	(14,099,743)	(4,027,133)	(7,378,274)	(2,146,091)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	150,421,320	221,957,983	14,841,682	35,055,419	1,664,071	99,914,497
Cost of shares redeemed	(66,422,419)	(238,823,149)	(21,467,026)	(26,343,564)	(26,191,924)	(83,164,282)
Change in net assets resulting from capital transactions	83,998,901	(16,865,166)	(6,625,344)	8,711,855	(24,527,853)	16,750,215
Change in net assets	76,209,465	(30,577,779)	(20,725,087)	4,684,722	(31,906,127)	14,604,124
NET ASSETS:
Beginning of period	$16,915,001	$47,492,780	$47,259,386	$42,574,664	$42,639,032	$28,034,908
End of period	$93,124,466	$16,915,001	$26,534,299	$47,259,386	$10,732,905	$42,639,032
Accumulated undistributed net investment income (loss) included in end of period net assets	$(257,640)	$(388,296)	$(311,333)	$(523,847)	$(338,978)	$(352,413)
SHARE TRANSACTIONS:
Beginning of period	150,000	400,000	650,000	550,000	850,000	500,000
Issued	1,675,000	2,100,000	300,000	450,000	50,000	2,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(750,000)	(2,350,000)	(375,000)	(350,000)	(625,000)	(1,650,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,075,000	150,000	575,000	650,000	275,000	850,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 341

	Ultra MSCI Pacific ex-Japan		Ultra MSCI Brazil Capped				Ultra FTSE China 50
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,378)	$(19,362)	$(51,997)		$(76,577)		$(257,830)	$(515,917)
Net realized gain (loss)	(291,414)	484,445	(8,318,646)		(594,779)		(4,426,435)	2,655,846
Change in net unrealized appreciation/depreciation	(96,664)	(713,100)	2,729,816		(7,451,793)		(31,255,959)	25,646,738
Change in Net Assets Resulting from Operations	(401,456)	(248,017)	(5,640,827)		(8,123,149)		(35,940,224)	27,786,667
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,503,428	—	14,292,941		15,729,341		9,069,534	63,402,665
Cost of shares redeemed	(3,623,850)	—	(1,594,678)		(7,281,460)		(28,050,473)	(59,123,101)
Change in net assets resulting from capital transactions	(120,422)	—	12,698,263		8,447,881		(18,980,939)	4,279,564
Change in net assets	(521,878)	(248,017)	7,057,436		324,732		(54,921,163)	32,066,231
NET ASSETS:
Beginning of period	$1,961,372	$2,209,389	$7,429,657		$7,104,925		$74,026,458	$41,960,227
End of period	$1,439,494	$1,961,372	$14,487,093		$7,429,657		$19,105,295	$74,026,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,019)	$(27,844)	$(82,226)		$(101,446)		$(514,934)	$(659,474)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	116,649	(c)	49,983	(c)	800,000	800,000
Issued	100,000	—	350,000	(c)	150,000	(c)	150,000	850,000
Issued in-kind	—	—	—	(c)	—	(c)	—	—
Redeemed	(100,000)	—	(50,092	)(c)	(83,334	)(c)	(500,000)	(850,000)
Redemption in-kind	—	—	—	(c)	—	(c)	—	—
Shares outstanding, end of period	50,000	50,000	416,557	(c)	116,649	(c)	450,000	800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

342 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI		Ultra 7-10 Year Treasury
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(145,600)	$(237,357)	$(33,729)	$(53,906)	$305,169	$2,452,382
Net realized gain (loss)	3,960,705	(1,282,820)	(776,507)	122,662	(1,041,558)	(50,845,830)
Change in net unrealized appreciation/depreciation	(8,451,513)	7,268,377	(582,092)	(1,513,241)	2,936,078	(20,748,978)
Change in Net Assets Resulting from Operations	(4,636,408)	5,748,200	(1,392,328)	(1,444,485)	2,199,689	(69,142,426)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(288,440)	(3,709,281)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(288,440)	(3,709,281)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,601,849	21,384,488	—	—	162,117,303	1,704,019,919
Cost of shares redeemed	(26,558,855)	(30,014,867)	—	—	(159,753,080)	(3,500,100,203)
Change in net assets resulting from capital transactions	(10,957,006)	(8,630,379)	—	—	2,364,223	(1,796,080,284)
Change in net assets	(15,593,414)	(2,882,179)	(1,392,328)	(1,444,485)	4,275,472	(1,868,931,991)
NET ASSETS:
Beginning of period	$25,606,859	$28,489,038	$4,863,799	$6,308,284	$62,710,440	$1,931,642,431
End of period	$10,013,445	$25,606,859	$3,471,471	$4,863,799	$66,985,912	$62,710,440
Accumulated undistributed net investment income (loss) included in end of period net assets	$(235,778)	$(343,580)	$(51,830)	$(74,965)	$52,958	$36,229
SHARE TRANSACTIONS:
Beginning of period	250,000	350,000	150,000	150,000	1,100,000	35,550,000
Issued	175,000	250,000	—	—	2,800,000	22,250,000
Issued in-kind	—	—	—	—	—	8,500,000
Redeemed	(300,000)	(350,000)	—	—	(2,100,000)	(35,400,000)
Redemption in-kind	—	—	—	—	(700,000)	(29,800,000)
Shares outstanding, end of period	125,000	250,000	150,000	150,000	1,100,000	1,100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 343

	Ultra 20+ Year Treasury		Ultra High Yield		Ultra Investment Grade Corporate
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$667,189	$681,968	$69,331	$42,864	$46,260	$19,880
Net realized gain (loss)	6,294,457	292,640	(229,553)	435,491	154,002	81,816
Change in net unrealized appreciation/depreciation	(1,524,211)	2,322,534	(183,747)	(562,782)	24,502	(17,866)
Change in Net Assets Resulting from Operations	5,437,435	3,297,142	(343,969)	(84,427)	224,764	83,830
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(753,180)	(558,040)	(76,991)	(28,586)	(45,837)	(13,029)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(753,180)	(558,040)	(76,991)	(28,586)	(45,837)	(13,029)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,136,352	58,915,956	—	11,958,558	—	2,915,035
Cost of shares redeemed	(25,018,225)	(32,907,165)	(1,224,209)	(11,863,700)	—	(2,915,818)
Change in net assets resulting from capital transactions	(12,881,873)	26,008,791	(1,224,209)	94,858	—	(783)
Change in net assets	(8,197,618)	28,747,893	(1,645,169)	(18,155)	178,927	70,018
NET ASSETS:
Beginning of period	$57,991,035	$29,243,142	$2,999,979	$3,018,134	$2,995,155	$2,925,137
End of period	$49,793,417	$57,991,035	$1,354,810	$2,999,979	$3,174,082	$2,995,155
Accumulated undistributed net investment income (loss) included in end of period net assets	$109,510	$195,501	$5,184	$12,844	$6,521	$5,912
SHARE TRANSACTIONS:
Beginning of period	750,000	450,000	50,000	50,000	50,000	50,000
Issued	125,000	700,000	—	200,000	—	50,000
Issued in-kind	25,000	50,000	—	—	—	—
Redeemed	(150,000)	(350,000)	(25,000)	(150,000)	—	—
Redemption in-kind	(175,000)	(100,000)	—	(50,000)	—	(50,000)
Shares outstanding, end of period	575,000	750,000	25,000	50,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

344 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 345

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Year ended May 31, 2016	$40.45	$0.89	$(2.21)	$—	$(1.32)	$(0.84)	$—	$—	$(0.84)	$38.29	(3.25)%	(3.78)%
October 8, 2014* through May 31, 2015	40.00	0.21	0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66
DJ Brookfield Global Infrastructure ETF
Year ended May 31, 2016	44.05	1.01	(4.06)	—	(3.05)	(1.41)	—	(0.43)	(1.84)	39.16	(6.68)	(7.67)
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—	3.04	—	—	—	—	43.04	7.59	7.70
Global Listed Private Equity ETF
Year ended May 31, 2016	42.13	2.13	(1.70)	—	0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27
Year ended May 31, 2015	44.25	1.59	(1.36)	—	0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—	7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Year ended May 31, 2016	0.63%	0.14%	1.82%	2.31%	$21,825	74%
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82	23,458	34
DJ Brookfield Global Infrastructure ETF
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—
Global Listed Private Equity ETF
Year ended May 31, 2016	1.90	0.60	4.21	5.51	9,499	21
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

346 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Year ended May 31, 2016	$50.91	$0.85	$0.32 (i)	$—		$1.17	$(0.85)	$—	$—	$(0.85)	$51.23	2.38%	2.27%
Year ended May 31, 2015(z)	46.85	0.76	4.03	—		4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(z)	38.48	0.66	8.33	—		8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Year ended May 31, 2013(z)	29.73	0.45	8.51	—		8.96	(0.21)	—	—	(0.21)	38.48	30.22	30.25
Year ended May 31, 2012(z)	31.07	0.31	(1.40)	—	(h)	(1.09)	(0.25)	—	—	(0.25)	29.73	(3.51)	(3.06)
S&P 500 Dividend Aristocrats ETF
Year ended May 31, 2016	50.38	1.11	2.65	—		3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69
Year ended May 31, 2015	45.59	1.03	4.58	—		5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—		5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P MidCap 400 Dividend Aristocrats ETF
Year ended May 31, 2016	40.32	0.82	4.65	—		5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—		0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99
Russell 2000 Dividend Growers ETF
Year ended May 31, 2016	39.43	0.88	5.22	—		6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—		(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Year ended May 31, 2016	0.97%	0.45%	1.21%	1.74%	$390,651	57%
Year ended May 31, 2015(z)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(z)	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013(z)	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012(z)	1.09	0.95	0.92	1.06	77,294	73
S&P 500 Dividend Aristocrats ETF
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P MidCap 400 Dividend Aristocrats ETF
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7
Russell 2000 Dividend Growers ETF
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 347

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI EAFE Dividend Growers ETF
Year ended May 31, 2016	$39.36	$1.42	(gg)	$(4.26)	$—	$(2.84)	$(0.73)	$—	$—	$(0.73)	$35.79	(7.23)%	(8.43)%
August 19, 2014* through May 31, 2015	40.00	1.02		(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06
MSCI Europe Dividend Growers ETF
September 9, 2015* through May 31, 2016	40.00	1.04	(hh)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)
MSCI Emerging Markets Dividend Growers ETF
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77
S&P 500® Ex-Energy ETF
September 22, 2015* through May 31, 2016	40.00	0.55		3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79
S&P 500® Ex-Financials ETF
September 22, 2015* through May 31, 2016	40.00	0.59		3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43
S&P 500® Ex-Health Care ETF
September 22, 2015* through May 31, 2016	40.00	0.62		3.54	—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61
S&P 500® Ex-Technology ETF
September 22, 2015* through May 31, 2016	40.00	0.58		2.81	—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI EAFE Dividend Growers ETF
Year ended May 31, 2016	1.44%	0.50%	3.03%	3.97	%(gg)	$30,421	34%
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40		11,808	24
MSCI Europe Dividend Growers ETF
September 9, 2015* through May 31, 2016	3.26	0.55	1.00	3.71	(hh)	6,787	25
MSCI Emerging Markets Dividend Growers ETF
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86		7,965	12
S&P 500® Ex-Energy ETF
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93		8,664	4
S&P 500® Ex-Financials ETF
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06		2,168	4
S&P 500® Ex-Health Care ETF
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16		2,175	5
S&P 500® Ex-Technology ETF
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06		3,208	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

348 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedged FTSE Europe ETF
June 23, 2015* through May 31, 2016	$40.00	$0.91	$(3.92)	$0.01	$(3.00)	$(0.62)	$—	$—	$(0.62)	$36.38	(7.47)%	(7.52)%
Hedged FTSE Japan ETF
June 23, 2015* through May 31, 2016	40.00	0.60	(7.77)	—	(7.17)	(0.91)	—	—	(0.91)	31.92	(18.16)	(18.86)
High Yield-Interest Rate Hedged
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05	(5.04)	(3.93)	—	—	(3.93)	64.45	(6.79)	(7.08)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56
Investment Grade-Interest Rate Hedged
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07	(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25	(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedged FTSE Europe ETF
June 23, 2015* through May 31, 2016	0.29%	0.29%	2.68%	2.68%	$5,457	48%
Hedged FTSE Japan ETF
June 23, 2015* through May 31, 2016	0.25	0.25	1.86	1.86	4,788	36
High Yield-Interest Rate Hedged
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)
Investment Grade-Interest Rate Hedged
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 349

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
USD Covered Bond
Year ended May 31, 2016	$101.76	$1.42	$(0.07)	$—	$1.35	$(1.42)	$—	$—	$(1.42)	$101.69	1.35%	2.81%
Year ended May 31, 2015	101.74	1.04	0.01	0.03	1.08	(1.06)	—	—	(1.06)	101.76	1.06	(0.10)
Year ended May 31, 2014	101.70	0.93	0.05	—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2016	35.89	0.09	1.11	—	1.20	(0.02)	—	(0.04)	(0.06)	37.03	3.37	4.86
Year ended May 31, 2015	43.18	0.16	(7.24)	—	(7.08)	(0.21)	—	—	(0.21)	35.89	(16.47)	(17.26)
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
Short Term USD Emerging Markets Bond ETF
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—	5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50
Year ended May 31, 2015	81.65	3.69	(5.00)	—	(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
USD Covered Bond
Year ended May 31, 2016	2.64%	0.35%	(0.89)%	1.41%	$6,610	81%
Year ended May 31, 2015	2.53	0.35	(1.15)	1.03	6,615	153
Year ended May 31, 2014	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2016	4.62	0.45	(3.93)	0.24	3,703	40
Year ended May 31, 2015	3.49	0.45	(2.64)	0.41	3,589	45
Year ended May 31, 2014	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
Short Term USD Emerging Markets Bond ETF
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

350 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Year ended May 31, 2016	$43.34	$(0.27)	$(1.06)	$—	$(1.33)	$— (h)	$—	$—	$— (h)	$42.01	(3.06)%	(2.99)%
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)
Managed Futures Strategy ETF(1)
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)	—	(0.23)	—	—	—	—	39.77	(0.57)	(0.33)
Merger ETF
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—	(0.10)	36.72	0.54	(0.71)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Year ended May 31, 2016	2.10%	0.95%	(1.79)%	(0.64)%	$36,759	128%
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
Managed Futures Strategy ETF(1)
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—
Merger ETF
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 351

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFI® Long/Short
Year ended May 31, 2016	$40.99	$0.71	$(1.82)	$—	$(1.11)	$(0.78)	$—	$—	$(0.78)	$39.10	(2.70)%	(2.53)%
Year ended May 31, 2015	42.79	0.55	(1.77)	—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
Inflation Expectations ETF
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01	(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01	(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
CDS Short North American HY Credit ETF
Year ended May 31, 2016	38.22	(0.15)	(1.27)	0.01	(1.41)	—	—	—	—	36.81	(3.73)	(3.52)
August 5, 2014* through May 31, 2015	40.00	(0.15)	(1.65)	0.02	(1.78)	—	—	—	—	38.22	(4.42)	(4.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
RAFI® Long/Short
Year ended May 31, 2016	1.41%	0.95%	1.35%	1.80%	$41,059	69%
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
Inflation Expectations ETF
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
CDS Short North American HY Credit ETF
Year ended May 31, 2016	1.83	0.50	(1.73)	(0.40)	3,681	—
August 5, 2014* through May 31, 2015	1.45	0.50	(1.42)	(0.47)	7,644	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

352 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Year ended May 31, 2016(dd)	$41.87	$(0.31)	$(1.69)	$—	$(2.00)	$—	$—	$—	$—	$39.87	(4.78)%	(4.78)%
Year ended May 31, 2015(dd)	47.73	(0.38)	(5.48)	—	(5.86)	—	—	—	—	41.87	(12.28)	(12.32)
Year ended May 31, 2014(dd)	58.52	(0.46)	(10.33)	—	(10.79)	—	—	—	—	47.73	(18.43)	(18.45)
Year ended May 31, 2013(dd)	76.19	(0.54)	(17.13)	—	(17.67)	—	—	—	—	58.52	(23.19)	(23.20)
Year ended May 31, 2012(dd)	80.70	(0.69)	(3.84)	0.02	(4.51)	—	—	—	—	76.19	(5.60)	(5.57)
Short QQQ®
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—	—	51.81	(5.86)	(5.78)
Year ended May 31, 2015(w)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)
Year ended May 31, 2014(w)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)
Year ended May 31, 2013(w)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)
Year ended May 31, 2012(w)	127.65	(1.12)	(15.63)	0.04	(16.71)	—	—	—	—	110.94	(13.09)	(13.06)
Short Dow30SM
Year ended May 31, 2016	22.61	(0.19)	(0.79)	—	(0.98)	—	—	—	—	21.63	(4.33)	(4.29)
Year ended May 31, 2015	25.42	(0.22)	(2.59)	—	(2.81)	—	—	—	—	22.61	(11.08)	(11.13)
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—	(3.89)	—	—	—	—	25.42	(13.25)	(13.21)
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—	(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01	(2.56)	—	—	—	—	37.49	(6.39)	(6.42)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Year ended May 31, 2016(dd)	0.89%	0.89%	(0.74)%	(0.74)%	$3,012,814	—%
Year ended May 31, 2015(dd)	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014(dd)	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013(dd)	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012(dd)	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Short QQQ®
Year ended May 31, 2016	1.03	0.95	(0.86)	(0.79)	464,352	—
Year ended May 31, 2015(w)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(w)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(w)	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012(w)	1.04	0.95	(1.01)	(0.92)	249,613	—
Short Dow30SM
Year ended May 31, 2016	0.97	0.95	(0.85)	(0.82)	346,079	—
Year ended May 31, 2015	1.00	0.95	(0.95)	(0.91)	253,213	—
Year ended May 31, 2014	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 353

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Year ended May 31, 2016	$15.39	$(0.13)	$(0.36)	$—	$(0.49)	$—	$—	$—	$—	$14.90	(3.15)%	(3.31)%
Year ended May 31, 2015	17.70	(0.16)	(2.15)	—	(2.31)	—	—	—	—	15.39	(13.05)	(12.89)
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—	(3.76)	—	—	—	—	17.70	(17.50)	(17.49)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—	(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01	(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Short Russell2000
Year ended May 31, 2016	58.62	(0.50)	1.22 (i)	—	0.72	—	—	—	—	59.34	1.23	1.19
Year ended May 31, 2015(y)	67.69	(0.59)	(8.48)	—	(9.07)	—	—	—	—	58.62	(13.40)	(13.31)
Year ended May 31, 2014(y)	82.09	(0.66)	(13.74)	—	(14.40)	—	—	—	—	67.69	(17.54)	(17.58)
Year ended May 31, 2013(y)	112.36	(0.84)	(29.43)	—	(30.27)	—	—	—	—	82.09	(26.94)	(27.02)
Year ended May 31, 2012(y)	116.07	(1.10)	(2.64)	0.03	(3.71)	—	—	—	—	112.36	(3.20)	(3.10)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MidCap400
Year ended May 31, 2016	1.24%	0.95%	(1.09)%	(0.80)%	$30,182	—%
Year ended May 31, 2015	1.08	0.95	(1.06)	(0.93)	22,699	—
Year ended May 31, 2014	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Short Russell2000
Year ended May 31, 2016	1.02	0.95	(0.88)	(0.81)	552,874	—
Year ended May 31, 2015(y)	1.02	0.95	(1.00)	(0.92)	399,734	—
Year ended May 31, 2014(y)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013(y)	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	459,285	—

See accompanying notes to the financial statements.

354 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short SmallCap600
Year ended May 31, 2016	$50.40	$(0.44)	$(1.88)		$—	$(2.32)	$—	$—	$—	$—	$48.08	(4.61)%	(4.17)%
Year ended May 31, 2015	57.57	(0.49)	(6.68)		—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)
Year ended May 31, 2014(u)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)
Year ended May 31, 2013(u)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(u)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)
UltraShort S&P500®
Year ended May 31, 2016	20.30	(0.15)	(2.11)		—	(2.26)	—	—	—	—	18.04	(11.13)	(10.94)
Year ended May 31, 2015	26.52	(0.20)	(6.02)		—	(6.22)	—	—	—	—	20.30	(23.44)	(23.58)
Year ended May 31, 2014	40.09	(0.28)	(13.29)		—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)
Year ended May 31, 2013(r)	68.40	(0.42)	(27.89)		—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(r)	80.33	(0.67)	(11.27)		0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short SmallCap600
Year ended May 31, 2016	1.53%	0.95%	(1.43)%	(0.85)%	$11,717	—%
Year ended May 31, 2015	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(u)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(u)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(u)	1.11	0.95	(1.09)	(0.92)	21,740	—
UltraShort S&P500®
Year ended May 31, 2016	0.90	0.90	(0.76)	(0.76)	2,167,620	—
Year ended May 31, 2015	0.91	0.91	(0.86)	(0.86)	1,376,227	—
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(r)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(r)	0.89	0.89	(0.86)	(0.86)	1,940,400	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 355

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Year ended May 31, 2016	$33.64	$(0.27)	$(4.47)	$—	$(4.74)	$—	$—	$—	$—	$28.90	(14.09)%	(14.04)%
Year ended May 31, 2015	53.18	(0.37)	(19.17)	—	(19.54)	—	—	—	—	33.64	(36.75)	(36.82)
Year ended May 31, 2014(u)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)
Year ended May 31, 2013(u)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(u)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)
UltraShort Dow30SM
Year ended May 31, 2016	20.44	(0.17)	(1.90)	—	(2.07)	—	—	—	—	18.37	(10.10)	(10.08)
Year ended May 31, 2015	25.98	(0.21)	(5.33)	—	(5.54)	—	—	—	—	20.44	(21.33)	(21.29)
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(o)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Year ended May 31, 2016	1.03%	0.95%	(0.91)%	(0.83)%	$389,736	—%
Year ended May 31, 2015	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(u)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(u)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(u)	1.02	0.95	(0.98)	(0.91)	557,852	—
UltraShort Dow30SM
Year ended May 31, 2016	0.99	0.95	(0.87)	(0.83)	216,310	—
Year ended May 31, 2015	1.01	0.95	(0.97)	(0.90)	226,294	—
Year ended May 31, 2014	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(o)	0.97	0.95	(0.93)	(0.91)	291,073	—

See accompanying notes to the financial statements.

356 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2016	$36.71	$(0.33)	$(2.69)	$—	$(3.02)	$—	$—	$—	$—	$33.69	(8.22)%	(8.20)%
Year ended May 31, 2015	48.84	(0.40)	(11.73)	—	(12.13)	—	—	—	—	36.71	(24.85)	(24.83)
Year ended May 31, 2014(u)	72.42	(0.55)	(23.03)	—	(23.58)	—	—	—	—	48.84	(32.56)	(32.37)
Year ended May 31, 2013(u)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(u)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)
UltraShort Russell2000
Year ended May 31, 2016	35.51	(0.32)	0.15	—	(0.17)	—	—	—	—	35.34	(0.48)	(0.62)
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)
Year ended May 31, 2014(u)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)
Year ended May 31, 2013(u)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(u)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2016	2.02%	0.95%	(1.90)%	(0.83)%	$6,889	—%
Year ended May 31, 2015	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(u)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(u)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(u)	1.09	0.95	(1.05)	(0.92)	35,227	—
UltraShort Russell2000
Year ended May 31, 2016	1.04	0.95	(0.91)	(0.82)	217,694	—
Year ended May 31, 2015	1.05	0.95	(1.01)	(0.91)	193,873	—
Year ended May 31, 2014(u)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(u)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(u)	1.03	0.95	(1.00)	(0.92)	324,228	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 357

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Year ended May 31, 2016	$35.85	$(0.31)	$(3.75)	$—	$(4.06)	$—	$—	$—	$—	$31.79	(11.34)%	(10.55)%
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)
Year ended May 31, 2014(u)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)
Year ended May 31, 2013(u)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(u)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)
UltraPro Short S&P500®
Year ended May 31, 2016	33.36	(0.25)	(6.21)	—	(6.46)	—	—	—	—	26.90	(19.37)	(19.05)
Year ended May 31, 2015	50.65	(0.36)	(16.93)	—	(17.29)	—	—	—	—	33.36	(34.15)	(34.27)
Year ended May 31, 2014(u)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)
Year ended May 31, 2013(u)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(p)(u)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Year ended May 31, 2016	2.89%	0.95%	(2.78)%	(0.83)%	$3,920	—%
Year ended May 31, 2015	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(u)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(u)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(u)	1.30	0.95	(1.27)	(0.92)	21,358	—
UltraPro Short S&P500®
Year ended May 31, 2016	0.91	0.91	(0.76)	(0.76)	820,483	—
Year ended May 31, 2015	0.93	0.93	(0.88)	(0.88)	517,208	—
Year ended May 31, 2014(u)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(u)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(p)(u)	0.93	0.93	(0.89)	(0.89)	467,180	—

See accompanying notes to the financial statements.

358 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
Year ended May 31, 2016	$23.25	$(0.17)	$(5.55)	$—	$(5.72)	$—	$—	$—	$—	$17.53	(24.63)%	(24.37)%
Year ended May 31, 2015	47.35	(0.29)	(23.81)	—	(24.10)	—	—	—	—	23.25	(50.89)	(50.98)
Year ended May 31, 2014(u)	108.48	(0.62)	(60.51)	—	(61.13)	—	—	—	—	47.35	(56.35)	(56.31)
Year ended May 31, 2013(u)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)
Year ended May 31, 2012(o)(u)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)
UltraPro Short Dow30SM
Year ended May 31, 2016	18.54	(0.15)	(3.17)	—	(3.32)	—	—	—	—	15.22	(17.91)	(17.71)
Year ended May 31, 2015	27.03	(0.20)	(8.29)	—	(8.49)	—	—	—	—	18.54	(31.42)	(31.53)
Year ended May 31, 2014	42.10	(0.32)	(14.75)	—	(15.07)	—	—	—	—	27.03	(35.79)	(35.63)
Year ended May 31, 2013(r)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(r)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Year ended May 31, 2016	1.03%	0.95%	(0.89)%	(0.82)%	$546,807	—%
Year ended May 31, 2015	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(u)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(u)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(o)(u)	1.08	0.95	(1.03)	(0.90)	131,942	—
UltraPro Short Dow30SM
Year ended May 31, 2016	1.01	0.95	(0.85)	(0.80)	188,719	—
Year ended May 31, 2015	1.04	0.95	(0.98)	(0.90)	142,744	—
Year ended May 31, 2014	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(r)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(r)	1.06	0.95	(1.02)	(0.91)	71,102	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 359

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Year ended May 31, 2016	$30.22	$(0.27)	$(4.46)	$—	$(4.73)	$—	$—	$—	$—	$25.49	(15.66)%	(15.56)%
Year ended May 31, 2015	47.43	(0.36)	(16.85)	—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)
Year ended May 31, 2014(u)	88.02	(0.57)	(40.02)	—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)
Year ended May 31, 2013(u)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(o)(u)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)
UltraPro Short Russell2000
Year ended May 31, 2016	25.89	(0.23)	(1.28)	—	(1.51)	—	—	—	—	24.38	(5.80)	(5.70)
Year ended May 31, 2015	41.95	(0.30)	(15.76)	—	(16.06)	—	—	—	—	25.89	(38.30)	(38.05)
Year ended May 31, 2014(u)	79.51	(0.48)	(37.08)	—	(37.56)	—	—	—	—	41.95	(47.23)	(47.37)
Year ended May 31, 2013(u)	217.23	(1.09)	(136.63)	—	(137.72)	—	—	—	—	79.51	(63.40)	(63.49)
Year ended May 31, 2012(p)(u)	326.55	(2.47)	(106.92)	0.07	(109.32)	—	—	—	—	217.23	(33.48)	(33.33)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Year ended May 31, 2016	2.73%	0.95%	(2.60)%	(0.82)%	$4,299	—%
Year ended May 31, 2015	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(u)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(u)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(o)(u)	1.71	0.95	(1.68)	(0.92)	9,729	—
UltraPro Short Russell2000
Year ended May 31, 2016	1.12	0.95	(0.97)	(0.81)	85,453	—
Year ended May 31, 2015	1.12	0.95	(1.08)	(0.91)	76,486	—
Year ended May 31, 2014(u)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(u)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(p)(u)	1.11	0.95	(1.07)	(0.91)	71,681	—
See accompanying notes to the financial statements.

360 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Year ended May 31, 2016	$24.54	$(0.20)	$0.57 (i)	$—		$0.37	$—	$—	$—	$—	$24.91	1.53%	1.35%
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—		(0.80)	—	—	—	—	24.54	(3.19)	(3.96)
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—		(6.58)	—	—	—	—	25.34	(20.59)	(18.84)
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Short Financials
Year ended May 31, 2016	17.24	(0.14)	(0.65)	—		(0.79)	—	—	—	—	16.45	(4.60)	(4.70)
Year ended May 31, 2015	19.95	(0.17)	(2.54)	—		(2.71)	—	—	—	—	17.24	(13.60)	(13.76)
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Year ended May 31, 2016	2.20%	0.95%	(1.99)%	(0.74)%	$13,702	—%
Year ended May 31, 2015	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Short Financials
Year ended May 31, 2016	1.25	0.95	(1.10)	(0.80)	41,941	—
Year ended May 31, 2015	1.35	0.95	(1.31)	(0.91)	18,102	—
Year ended May 31, 2014	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 361

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Year ended May 31, 2016	$25.62	$(0.25)	$1.42	$—		$1.17	$—	$—	$—	$—	$26.79	4.58%	5.24%
Year ended May 31, 2015	22.63	(0.23)	3.22	—		2.99	—	—	—	—	25.62	13.19	12.12
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—		(5.41)	—	—	—	—	22.63	(19.30)	(17.88)
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Short Real Estate
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—		(2.38)	—	—	—	—	18.03	(11.65)	(11.62)
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—		(2.49)	—	—	—	—	20.41	(10.88)	(10.64)
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Year ended May 31, 2016	1.79%	0.95%	(1.68)%	(0.84)%	$7,367	—%
Year ended May 31, 2015	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Short Real Estate
Year ended May 31, 2016	1.17	0.95	(1.06)	(0.84)	28,851	—
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	55,105	—
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—

See accompanying notes to the financial statements.

362 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P Regional Banking
Year ended May 31, 2016	$25.15	$(0.20)	$(1.82)	$—	$(2.02)	$—	$—	$—	$—	$23.13	(8.05)%	(8.48)%
Year ended May 31, 2015	30.41	(0.26)	(5.00)	—	(5.26)	—	—	—	—	25.15	(17.28)	(16.22)
Year ended May 31, 2014	37.70	(0.29)	(7.00)	—	(7.29)	—	—	—	—	30.41	(19.33)	(18.02)
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—	(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
UltraShort Basic Materials
Year ended May 31, 2016	27.25	(0.29)	0.01 (i)	—	(0.28)	—	—	—	—	26.97	(1.02)	0.22
Year ended May 31, 2015	29.45	(0.26)	(1.94)	—	(2.20)	—	—	—	—	27.25	(7.49)	(8.56)
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)
Year ended May 31, 2013(r)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(r)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P Regional Banking
Year ended May 31, 2016	6.91%	0.95%	(6.77)%	(0.80)%	$2,313	—%
Year ended May 31, 2015	7.33	0.95	(7.33)	(0.94)	1,258	—
Year ended May 31, 2014	5.92	0.95	(5.92)	(0.94)	1,520	—
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
UltraShort Basic Materials
Year ended May 31, 2016	1.43	0.95	(1.34)	(0.85)	14,589	—
Year ended May 31, 2015	1.61	0.95	(1.56)	(0.90)	12,015	—
Year ended May 31, 2014	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(r)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(r)	1.08	0.95	(1.06)	(0.92)	51,335	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 363

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2016	$29.71	$(0.29)	$6.70	$—	$6.41	$—	$—	$—	$—	$36.12	21.55%	21.26%
Year ended May 31, 2015(x)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)
Year ended May 31, 2014(x)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)
Year ended May 31, 2013(r)(x)	447.25	(2.48)	(261.71)	—	(264.19)	—	—	—	—	183.06	(59.07)	(58.96)
Year ended May 31, 2012(r)(x)	719.92	(5.38)	(267.63)	0.34	(272.67)	—	—	—	—	447.25	(37.87)	(38.15)
UltraShort Consumer Goods
Year ended May 31, 2016	24.90	(0.19)	(5.05)	—	(5.24)	—	—	—	—	19.66	(21.05)	(20.77)
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)
Year ended May 31, 2013(r)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(r)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2016	1.08%	0.95%	(0.97)%	(0.84)%	$68,082	—%
Year ended May 31, 2015(x)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(x)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(r)(x)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(r)(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
UltraShort Consumer Goods
Year ended May 31, 2016	4.88	0.95	(4.77)	(0.84)	2,211	—
Year ended May 31, 2015	4.05	0.95	(4.04)	(0.94)	4,045	—
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(r)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(r)	2.81	0.95	(2.78)	(0.92)	2,790	—

See accompanying notes to the financial statements.

364 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2016	$46.04	$(0.35)	$(5.38)	$—	$(5.73)	$—	$—	$—	$—	$40.31	(12.43)%	(10.02)%
Year ended May 31, 2015(y)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)
Year ended May 31, 2014(y)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)
Year ended May 31, 2013(y)	203.13	(1.30)	(93.36)	—	(94.66)	—	—	—	—	108.47	(46.60)	(47.81)
Year ended May 31, 2012(o)(y)	284.22	(2.41)	(78.70)	0.02	(81.09)	—	—	—	—	203.13	(28.53)	(28.85)
UltraShort Financials
Year ended May 31, 2016	48.25	(0.40)	(5.09)	—	(5.49)	—	—	—	—	42.76	(11.38)	(11.55)
Year ended May 31, 2015(w)	65.00	(0.50)	(16.25)	—	(16.75)	—	—	—	—	48.25	(25.76)	(25.83)
Year ended May 31, 2014(w)	90.90	(0.72)	(25.18)	—	(25.90)	—	—	—	—	65.00	(28.49)	(28.54)
Year ended May 31, 2013(w)	193.50	(1.19)	(101.41)	—	(102.60)	—	—	—	—	90.90	(53.02)	(53.01)
Year ended May 31, 2012(w)	235.57	(2.17)	(39.94)	0.04	(42.07)	—	—	—	—	193.50	(17.86)	(17.90)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2016	3.56%	0.95%	(3.40)%	(0.79)%	$2,512	—%
Year ended May 31, 2015(y)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(y)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013(y)	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(o)(y)	1.70	0.95	(1.66)	(0.92)	7,611	—
UltraShort Financials
Year ended May 31, 2016	1.10	0.95	(0.97)	(0.82)	55,371	—
Year ended May 31, 2015(w)	1.13	0.95	(1.08)	(0.90)	56,449	—
Year ended May 31, 2014(w)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(w)	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012(w)	0.97	0.95	(0.94)	(0.92)	260,223	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 365

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Gold Miners
Year ended May 31, 2016(ee)	$83.94	$(0.56)	$(56.24)	$—	$(56.80)	$—	$—	$—	$—	$27.14	(67.66)%	(68.02)%
February 12, 2015* through May 31, 2015(ee)	80.00	(0.24)	4.18 (i)	—	3.94	—	—	—	—	83.94	4.93	5.05
UltraShort Junior Miners
Year ended May 31, 2016	18.41	(0.16)	(13.94)	—	(14.10)	—	—	—	—	4.31	(76.62)	(76.94)
February 12, 2015* through May 31, 2015	20.00	(0.06)	(1.53)	—	(1.59)	—	—	—	—	18.41	(7.92)	(8.05)
UltraShort Health Care
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—	(1.41)	—	—	—	—	46.71	(2.95)	(3.54)
Year ended May 31, 2015(y)	86.03	(0.56)	(37.35)	—	(37.91)	—	—	—	—	48.12	(44.07)	(44.43)
Year ended May 31, 2014(y)	145.45	(1.04)	(58.38)	—	(59.42)	—	—	—	—	86.03	(40.85)	(40.15)
Year ended May 31, 2013(r)(y)	289.49	(1.76)	(142.28)	—	(144.04)	—	—	—	—	145.45	(49.76)	(48.86)
Year ended May 31, 2012(r)(y)	345.47	(3.07)	(52.91)	—	(55.98)	—	—	—	—	289.49	(16.20)	(18.02)
UltraShort Homebuilders & Supplies
June 22, 2015* through May 31, 2016	20.00	(0.16)	(3.18)	—	(3.34)	—	—	—	—	16.66	(16.72)	(17.50)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Gold Miners
Year ended May 31, 2016(ee)	3.57%	0.95%	(3.51)%	(0.89)%	$3,054	—%
February 12, 2015* through May 31, 2015(ee)	3.61	0.95	(3.59)	(0.93)	2,099	—
UltraShort Junior Miners
Year ended May 31, 2016	4.47	0.95	(4.44)	(0.92)	431	—
February 12, 2015* through May 31, 2015	4.19	0.95	(4.18)	(0.94)	1,841	—
UltraShort Health Care
Year ended May 31, 2016	3.52	0.95	(3.37)	(0.81)	2,845	—
Year ended May 31, 2015(y)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(y)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(r)(y)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(r)(y)	3.37	0.95	(3.33)	(0.91)	4,071	—
UltraShort Homebuilders & Supplies
June 22, 2015* through May 31, 2016	3.64	0.95	(3.53)	(0.84)	833	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

366 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Year ended May 31, 2016	$39.83	$(0.34)	$(5.51)		$—	$(5.85)	$—	$—	$—	$—	$33.98	(14.70)%	(14.24)%
Year ended May 31, 2015	48.83	(0.40)	(8.60)		—	(9.00)	—	—	—	—	39.83	(18.43)	(19.15)
Year ended May 31, 2014(u)	79.71	(0.56)	(30.32)		—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)
Year ended May 31, 2013(u)	147.94	(0.95)	(67.28)		—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(u)	169.32	(1.63)	(19.78)		0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)
UltraShort Oil & Gas
Year ended May 31, 2016	50.95	(0.50)	1.22	(i)	—	0.72	—	—	—	—	51.67	1.41	1.49
Year ended May 31, 2015	41.23	(0.43)	10.15		—	9.72	—	—	—	—	50.95	23.57	23.60
Year ended May 31, 2014(s)	63.86	(0.50)	(22.13)		—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)
Year ended May 31, 2013(s)	115.24	(0.69)	(50.69)		—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(s)	110.48	(1.01)	5.74		0.03	4.76	—	—	—	—	115.24	4.31	4.16
UltraShort Oil & Gas Exploration & Production
June 22, 2015* through May 31, 2016	20.00	(0.24)	(1.40	)(i)	—	(1.64)	—	—	—	—	18.36	(8.21)	(9.93)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Year ended May 31, 2016	2.57%	0.95%	(2.45)%	(0.83)%	$4,615	—%
Year ended May 31, 2015	3.05	0.95	(3.00)	(0.90)	4,415	—
Year ended May 31, 2014(u)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(u)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(u)	1.95	0.95	(1.92)	(0.92)	6,238	—
UltraShort Oil & Gas
Year ended May 31, 2016	1.12	0.95	(0.96)	(0.79)	55,135	—
Year ended May 31, 2015	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(s)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(s)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(s)	1.03	0.95	(1.00)	(0.92)	72,595	—
UltraShort Oil & Gas Exploration & Production
June 22, 2015* through May 31, 2016	2.89	0.95	(2.80)	(0.86)	918	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 367

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Year ended May 31, 2016	$50.39	$(0.38)	$(11.55)		$—	$(11.93)	$—	$—	$—	$—	$38.46	(23.67)%	(23.68)%
Year ended May 31, 2015(y)	64.01	(0.49)	(13.13)		—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)
Year ended May 31, 2014(y)	82.53	(0.75)	(17.77)		—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)
Year ended May 31, 2013(y)	119.82	(0.82)	(36.47)		—	(37.29)	—	—	—	—	82.53	(31.12)	(31.55)
Year ended May 31, 2012(l)(y)	163.33	(1.41)	(42.13)		0.03	(43.51)	—	—	—	—	119.82	(26.64)	(26.61)
UltraShort Semiconductors
Year ended May 31, 2016	40.36	(0.39)	(3.23	)(i)	—	(3.62)	—	—	—	—	36.74	(8.98)	(7.47)
Year ended May 31, 2015(x)	78.93	(0.48)	(38.09)		—	(38.57)	—	—	—	—	40.36	(48.86)	(49.39)
Year ended May 31, 2014(x)	138.93	(1.09)	(58.91)		—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)
Year ended May 31, 2013(x)	214.88	(1.67)	(74.28)		—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)
Year ended May 31, 2012(x)	226.89	(2.10)	(10.02)		0.11	(12.01)	—	—	—	—	214.88	(5.29)	(5.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Year ended May 31, 2016	1.24%	0.95%	(1.09)%	(0.80)%	$38,299	—%
Year ended May 31, 2015(y)	1.32	0.95	(1.26)	(0.89)	32,645	—
Year ended May 31, 2014(y)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013(y)	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(l)(y)	1.02	0.95	(0.99)	(0.92)	139,039	—
UltraShort Semiconductors
Year ended May 31, 2016	3.31	0.95	(3.21)	(0.84)	2,792	—
Year ended May 31, 2015(x)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(x)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(x)	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012(x)	1.37	0.95	(1.34)	(0.92)	14,178	—

See accompanying notes to the financial statements.

368 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Technology
Year ended May 31, 2016	$48.28	$(0.42)	$(5.64)	$—	$(6.06)	$—	$—	$—	$—	$42.22	(12.55)%	(12.30)%
Year ended May 31, 2015(w)	72.76	(0.51)	(23.97)	—	(24.48)	—	—	—	—	48.28	(33.64)	(34.12)
Year ended May 31, 2014(w)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)
Year ended May 31, 2013(w)	164.74	(1.25)	(42.77)	—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)
Year ended May 31, 2012(w)	220.05	(1.76)	(53.57)	0.02	(55.31)	—	—	—	—	164.74	(25.14)	(25.44)
UltraShort Utilities
Year ended May 31, 2016	50.80	(0.41)	(15.22)	—	(15.63)	—	—	—	—	35.17	(30.77)	(30.06)
Year ended May 31, 2015(w)	63.73	(0.49)	(12.44)	—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)
Year ended May 31, 2014(w)	94.72	(0.75)	(30.24)	—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)
Year ended May 31, 2013(w)	123.56	(0.91)	(27.93)	—	(28.84)	—	—	—	—	94.72	(23.34)	(24.32)
Year ended May 31, 2012(l)(w)	161.20	(1.30)	(36.38)	0.04	(37.64)	—	—	—	—	123.56	(23.35)	(22.95)
UltraPro Short Nasdaq Biotechnology
June 22, 2015* through May 31, 2016	20.00	(0.23)	6.97	—	6.74	—	—	—	—	26.74	33.72	33.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Technology
Year ended May 31, 2016	2.22%	0.95%	(2.12)%	(0.85)%	$4,352	—%
Year ended May 31, 2015(w)	2.60	0.95	(2.54)	(0.90)	7,391	—
Year ended May 31, 2014(w)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(w)	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012(w)	1.53	0.95	(1.49)	(0.91)	16,981	—
UltraShort Utilities
Year ended May 31, 2016	2.63	0.95	(2.53)	(0.85)	3,956	—
Year ended May 31, 2015(w)	2.66	0.95	(2.62)	(0.92)	8,255	—
Year ended May 31, 2014(w)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(w)	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(l)(w)	3.55	0.95	(3.51)	(0.91)	3,088	—
UltraPro Short Nasdaq Biotechnology
June 22, 2015* through May 31, 2016	1.54	0.95	(1.46)	(0.87)	5,349	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 369

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Financial Select Sector
Year ended May 31, 2016	$20.93	$(0.18)	$(4.02	)(i)	$—		$(4.20)	$—	$—	$—	$—	$16.73	(20.09)%	(22.76)%
Year ended May 31, 2015	33.54	(0.24)	(12.37)		—		(12.61)	—	—	—	—	20.93	(37.60)	(35.05)
Year ended May 31, 2014(s)	56.81	(0.39)	(22.88)		—		(23.27)	—	—	—	—	33.54	(40.96)	(40.36)
July 10, 2012* through May 31, 2013(s)	160.00	(0.75)	(102.44)		—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)
Short MSCI EAFE
Year ended May 31, 2016	31.11	(0.27)	2.36	(i)	—		2.09	—	—	—	—	33.20	6.73	6.64
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)
Year ended May 31, 2013	52.42	(0.37)	(13.19)		0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75		0.02		6.31	—	—	—	—	52.42	13.69	13.54

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financial Select Sector
Year ended May 31, 2016	3.19%	0.95%	(3.12)%	(0.88)%	$2,300	—%
Year ended May 31, 2015	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(s)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(s)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Year ended May 31, 2016	1.07	0.95	(0.91)	(0.79)	100,437	—
Year ended May 31, 2015	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

370 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Year ended May 31, 2016	$24.70	$(0.23)	$3.30	$—		$3.07	$—	$—	$—	$—	$27.77	12.44%	12.34%
Year ended May 31, 2015	25.38	(0.23)	(0.45)	—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Short FTSE China 50
Year ended May 31, 2016	23.30	(0.24)	6.38	—		6.14	—	—	—	—	29.44	26.37	23.01
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—		(10.63)	—	—	—	—	23.30	(31.35)	(29.39)
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Year ended May 31, 2016	0.96%	0.95%	(0.83)%	(0.81)%	$301,269	—%
Year ended May 31, 2015	0.99	0.95	(0.94)	(0.90)	259,300	—
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Short FTSE China 50
Year ended May 31, 2016	1.70	0.95	(1.58)	(0.83)	13,248	—
Year ended May 31, 2015	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 371

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Year ended May 31, 2016	$35.96	$(0.36)	$4.09 (i)	$—		$3.73	$—	$—	$—	$—	$39.69	10.38%	10.35%
Year ended May 31, 2015	37.99	(0.37)	(1.66)	—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)
Year ended May 31, 2014(s)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
Year ended May 31, 2013(s)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(s)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
UltraShort MSCI Emerging Markets
Year ended May 31, 2016	17.23	(0.18)	3.69	—		3.51	—	—	—	—	20.74	20.41	20.42
Year ended May 31, 2015	18.56	(0.16)	(1.17)	—	(h)	(1.33)	—	—	—	—	17.23	(7.17)	(7.06)
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Year ended May 31, 2016	2.34%	0.95%	(2.25)%	(0.86)%	$7,439	—%
Year ended May 31, 2015	2.62	0.95	(2.58)	(0.92)	3,144	—
Year ended May 31, 2014(s)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(s)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(s)	1.33	0.95	(1.29)	(0.91)	23,949	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2016	1.06	0.95	(0.92)	(0.81)	57,450	—
Year ended May 31, 2015	1.20	0.95	(1.15)	(0.90)	36,514	—
Year ended May 31, 2014	1.05	0.95	(1.03)	(0.93)	49,544	—
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—

See accompanying notes to the financial statements.

372 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Year ended May 31, 2016	$51.12	$(0.49)	$4.92 (i)	$—		$4.43	$—	$—	$—	$—	$55.55	8.67%	8.63%
Year ended May 31, 2015	52.38	(0.53)	(0.73)	—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)
Year ended May 31, 2014(u)	88.66	(0.65)	(35.64)	0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
Year ended May 31, 2013(u)	187.47	(1.02)	(97.85)	0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(u)	170.17	(1.61)	18.80	0.11		17.30	—	—	—	—	187.47	10.17	10.21
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2016	21.25	(0.22)	1.63	—		1.41	—	—	—	—	22.66	6.65	11.01
Year ended May 31, 2015	21.09	(0.20)	0.36	—		0.16	—	—	—	—	21.25	0.74	(2.10)
Year ended May 31, 2014	29.46	(0.24)	(8.13)	—	(h)	(8.37)	—	—	—	—	21.09	(28.42)	(28.56)
Year ended May 31, 2013	49.98	(0.27)	(20.26)	0.01		(20.52)	—	—	—	—	29.46	(41.05)	(42.16)
Year ended May 31, 2012	47.23	(0.45)	3.18	0.02		2.75	—	—	—	—	49.98	5.81	6.94

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Year ended May 31, 2016	1.13%	0.95%	(1.02)%	(0.84)%	$42,337	—%
Year ended May 31, 2015	1.21	0.95	(1.18)	(0.92)	26,178	—
Year ended May 31, 2014(u)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(u)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(u)	1.05	0.95	(1.00)	(0.90)	278,857	—
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2016	7.50	0.95	(7.41)	(0.87)	1,133	—
Year ended May 31, 2015	7.00	0.95	(6.99)	(0.94)	1,062	—
Year ended May 31, 2014	8.09	0.95	(8.08)	(0.95)	2,109	—
Year ended May 31, 2013	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 373

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Brazil Capped
Year ended May 31, 2016(aa)	$45.98	$(0.45)	$(5.51	)(i)	$—		$(5.96)	$—	$—	$—	$—	$40.02	(12.97)%	(12.86)%
Year ended May 31, 2015(aa)	34.11	(0.33)	12.20		—	(h)	11.87	—	—	—	—	45.98	34.81	34.68
Year ended May 31, 2014(aa)	36.84	(0.38)	(2.37)		0.02		(2.73)	—	—	—	—	34.11	(7.41)	(7.31)
Year ended May 31, 2013(aa)	42.70	(0.30)	(5.57)		0.01		(5.86)	—	—	—	—	36.84	(13.73)	(13.73)
Year ended May 31, 2012(o)(aa)	29.96	(0.31)	13.04		0.01		12.74	—	—	—	—	42.70	42.53	42.28
UltraShort FTSE China 50
Year ended May 31, 2016	28.22	(0.35)	13.63		—		13.28	—	—	—	—	41.50	47.05	47.77
Year ended May 31, 2015	62.15	(0.40)	(33.53)		—	(h)	(33.93)	—	—	—	—	28.22	(54.60)	(54.61)
Year ended May 31, 2014(u)	83.15	(0.67)	(20.33)		—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)
Year ended May 31, 2013(u)	120.54	(0.78)	(36.62)		0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(u)	101.16	(1.05)	20.41		0.02		19.38	—	—	—	—	120.54	19.16	18.97

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Year ended May 31, 2016(aa)	1.20%	0.95%	(1.10)%	(0.85)%	$61,031	—%
Year ended May 31, 2015(aa)	1.35	0.95	(1.32)	(0.92)	29,885	—
Year ended May 31, 2014(aa)	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013(aa)	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(o)(aa)	1.66	0.95	(1.62)	(0.90)	19,213	—
UltraShort FTSE China 50
Year ended May 31, 2016	1.13	0.95	(1.01)	(0.83)	62,681	—
Year ended May 31, 2015	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(u)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(u)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(u)	1.03	0.95	(0.99)	(0.91)	204,751	—

See accompanying notes to the financial statements.

374 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Year ended May 31, 2016	$46.92	$(0.42)	$1.66 (i)	$—		$1.24	$—	$—	$—	$—	$48.16	2.64%	2.36%
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01		(19.65)	—	—	—	—	46.92	(29.51)	(29.61)
Year ended May 31, 2014(u)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
Year ended May 31, 2013(u)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(u)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2016	23.72	(0.22)	2.72	—		2.50	—	—	—	—	26.22	10.50	9.55
Year ended May 31, 2015	21.26	(0.20)	2.66	—		2.46	—	—	—	—	23.72	11.62	11.98
Year ended May 31, 2014	24.87	(0.23)	(3.39)	0.01		(3.61)	—	—	—	—	21.26	(14.53)	(13.66)
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Year ended May 31, 2016	1.48%	0.95%	(1.35)%	(0.83)%	$18,055	—%
Year ended May 31, 2015	1.76	0.95	(1.74)	(0.93)	9,380	—
Year ended May 31, 2014(u)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(u)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(u)	1.58	0.95	(1.56)	(0.92)	11,558	—
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2016	7.46	0.95	(7.32)	(0.81)	1,311	—
Year ended May 31, 2015	9.12	0.95	(9.08)	(0.91)	1,186	—
Year ended May 31, 2014	8.97	0.95	(8.97)	(0.95)	1,062	—
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 375

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Year ended May 31, 2016	$29.77	$(0.24)	$(1.40)	$—		$(1.64)	$—	$—	$—	$—	$28.13	(5.49)%	(5.60)%
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
Short 20+ Year Treasury
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—		(2.63)	—	—	—	—	22.52	(10.46)	(10.76)
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Year ended May 31, 2016	1.18%	0.95%	(1.05)%	(0.82)%	$28,836	—%
Year ended May 31, 2015	1.08	0.95	(1.05)	(0.92)	39,439	—
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
Short 20+ Year Treasury
Year ended May 31, 2016	0.95	0.95	(0.83)	(0.83)	634,958	—
Year ended May 31, 2015	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—

See accompanying notes to the financial statements.

376 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Year ended May 31, 2016	$26.85	$(0.22)	$0.15 (i)	$—		$(0.07)	$—	$—	$—	$—	$26.78	(0.26)%	(0.33)%
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
Short Investment Grade Corporate
Year ended May 31, 2016	28.35	(0.23)	(1.52)	—		(1.75)	—	—	—	—	26.60	(6.17)	(5.85)
Year ended May 31, 2015	29.69	(0.27)	(1.07)	—		(1.34)	—	—	—	—	28.35	(4.51)	(4.93)
Year ended May 31, 2014	32.09	(0.30)	(2.11)	0.01		(2.40)	—	—	—	—	29.69	(7.47)	(6.84)
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Year ended May 31, 2016	0.98%	0.95%	(0.83)%	(0.80)%	$195,523	—%
Year ended May 31, 2015	1.10	0.95	(1.06)	(0.91)	55,047	—
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
Short Investment Grade Corporate
Year ended May 31, 2016	4.65	0.95	(4.53)	(0.83)	2,660	—
Year ended May 31, 2015	4.75	0.95	(4.73)	(0.94)	2,835	—
Year ended May 31, 2014	3.38	0.95	(3.37)	(0.94)	2,969	—
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 377

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Year ended May 31, 2016	$28.63	$(0.23)	$(1.62)	$—		$(1.85)	$—	$—	$—	$—	$26.78	(6.49)%	(7.30)%
Year ended May 31, 2015	30.87	(0.28)	(1.96)	—		(2.24)	—	—	—	—	28.63	(7.24)	(6.02)
Year ended May 31, 2014	32.12	(0.30)	(0.95)	—	(h)	(1.25)	—	—	—	—	30.87	(3.89)	(3.62)
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
UltraShort 7-10 Year Treasury
Year ended May 31, 2016	23.68	(0.18)	(2.30)	—		(2.48)	—	—	—	—	21.20	(10.44)	(10.65)
Year ended May 31, 2015	26.89	(0.23)	(2.98)	—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Year ended May 31, 2016	4.10%	0.95%	(3.98)%	(0.83)%	$2,678	—%
Year ended May 31, 2015	3.23	0.95	(3.22)	(0.94)	2,863	—
Year ended May 31, 2014	2.99	0.95	(2.98)	(0.94)	3,858	—
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
UltraShort 7-10 Year Treasury
Year ended May 31, 2016	0.98	0.95	(0.83)	(0.80)	155,850	—
Year ended May 31, 2015	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—

See accompanying notes to the financial statements.

378 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Year ended May 31, 2016	$45.92	$(0.35)	$(9.20)		$—		$(9.55)	$—	$—	$—	$—	$36.37	(20.79)%	(21.48)%
Year ended May 31, 2015	60.47	(0.46)	(14.09)		—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)
Year ended May 31, 2014	68.37	(0.65)	(7.26)		0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)
Year ended May 31, 2013(r)	62.25	(0.52)	6.63		0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(r)	132.57	(0.79)	(69.55)		0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
UltraShort TIPS
Year ended May 31, 2016	26.76	(0.24)	(0.73	)(i)	—		(0.97)	—	—	—	—	25.79	(3.61)	(4.15)
Year ended May 31, 2015	26.90	(0.25)	0.11		—		(0.14)	—	—	—	—	26.76	(0.54)	(0.63)
Year ended May 31, 2014	27.60	(0.27)	(0.43)		—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)
Year ended May 31, 2013	26.95	(0.23)	0.88		—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Year ended May 31, 2016	0.93%	0.93%	(0.82)%	(0.82)%	$2,116,937	—%
Year ended May 31, 2015	0.93	0.93	(0.89)	(0.89)	3,016,996	—
Year ended May 31, 2014	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(r)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(r)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
UltraShort TIPS
Year ended May 31, 2016	2.85	0.95	(2.77)	(0.87)	1,290	—
Year ended May 31, 2015	1.75	0.95	(1.72)	(0.92)	10,704	—
Year ended May 31, 2014	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 379

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2016	$40.84	$(0.30)	$(12.55)	$—	$(12.85)	$—	$—	$—	$—	$27.99	(31.46)%	(32.21)%
Year ended May 31, 2015	62.98	(0.45)	(21.69)	—	(22.14)	—	—	—	—	40.84	(35.15)	(34.35)
Year ended May 31, 2014(s)	77.04	(0.78)	(13.31)	0.03	(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
Year ended May 31, 2013(s)	68.12	(0.61)	9.47	0.06	8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(s)	100.00	(0.13)	(31.84)	0.09	(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra S&P500®
Year ended May 31, 2016	67.38	0.58	(1.20)	—	(0.62)	(0.41)	—	—	(0.41)	66.35	(0.89)	(1.02)
Year ended May 31, 2015(z)	55.70	0.53	11.47	—	12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64
Year ended May 31, 2014(z)	39.60	0.24	15.99	—	16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86
Year ended May 31, 2013(z)	25.33	0.14	14.29	—	14.43	(0.16)	—	—	(0.16)	39.60	57.15	56.56
Year ended May 31, 2012(z)	27.49	0.14	(2.16)	—	(2.02)	(0.14)	—	—	(0.14)	25.33	(7.35)	(6.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2016	1.03%	0.95%	(0.92)%	(0.85)%	$74,874	—%
Year ended May 31, 2015	1.02	0.95	(1.01)	(0.94)	105,155	—
Year ended May 31, 2014(s)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(s)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(s)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra S&P500®
Year ended May 31, 2016	0.90	0.90	0.94	0.94	1,499,470	7
Year ended May 31, 2015(z)	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(z)	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013(z)	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012(z)	0.91	0.91	0.57	0.57	1,276,642	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

380 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2016	$77.01	$0.13	$(1.98)		$—	$(1.85)	$(0.13)	$—	$—	$(0.13)	$75.03	(2.40)%	(2.63)%
Year ended May 31, 2015(z)	53.62	0.04	23.52		—	23.56	(0.17)	—	—	(0.17)	77.01	44.02	44.22
Year ended May 31, 2014(z)	34.36	0.08	19.18		—	19.26	—	—	—	—	53.62	56.05	55.78
Year ended May 31, 2013(z)	24.91	0.11	9.45		—	9.56	(0.11)	—	—	(0.11)	34.36	38.47	38.51
Year ended May 31, 2012(m)(z)	23.09	(0.09)	1.91		—	1.82	—	—	—	—	24.91	7.87	7.89
Ultra Dow30SM
Year ended May 31, 2016	69.15	0.83	(1.83)		—	(1.00)	(0.85)	—	—	(0.85)	67.30	(1.36)	(1.46)
Year ended May 31, 2015(z)	59.03	0.65	10.10		—	10.75	(0.63)	—	—	(0.63)	69.15	18.30	18.37
Year ended May 31, 2014(z)	47.54	0.32	11.45		—	11.77	(0.28)	—	—	(0.28)	59.03	24.86	24.66
Year ended May 31, 2013(z)	31.23	0.15	16.27		—	16.42	(0.11)	—	—	(0.11)	47.54	52.69	52.78
Year ended May 31, 2012(z)	32.39	0.12	(1.15	)(i)	0.01	(1.02)	(0.14)	—	—	(0.14)	31.23	(3.12)	(3.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2016	1.01%	0.95%	0.12%	0.18%	$874,130	10%
Year ended May 31, 2015(z)	1.01	0.95	— (k)	0.06	1,028,076	8
Year ended May 31, 2014(z)	1.02	0.95	0.11	0.19	723,842	9
Year ended May 31, 2013(z)	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(m)(z)	1.01	0.95	(0.47)	(0.41)	646,297	6
Ultra Dow30SM
Year ended May 31, 2016	1.00	0.95	1.25	1.30	245,631	6
Year ended May 31, 2015(z)	0.98	0.95	0.97	1.01	318,072	9
Year ended May 31, 2014(z)	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013(z)	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012(z)	0.99	0.95	0.37	0.40	206,097	—	(j)

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 381

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Year ended May 31, 2016	$81.05	$0.32	$(4.56)	$—	$(4.24)	$(0.20)	$—	$—	$(0.20)	$76.61	(5.21)%	(5.06)%
Year ended May 31, 2015	66.35	0.15	14.55 (i)	—	14.70	—	—	—	—	81.05	22.16	22.09
Year ended May 31, 2014(v)	49.62	(0.03)	16.76 (i)	—	16.73	—	—	—	—	66.35	33.70	33.71
Year ended May 31, 2013(v)	30.62	(0.03)	19.05	—	19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(v)	38.37	(0.07)	(7.69)	0.01	(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Ultra Russell2000
Year ended May 31, 2016	96.45	0.20	(15.28)	—	(15.08)	(0.20)	—	—	(0.20)	81.17	(15.63)	(15.51)
Year ended May 31, 2015	80.48	0.13	15.96 (i)	—	16.09	(0.12)	—	—	(0.12)	96.45	20.00	19.79
Year ended May 31, 2014	61.02	(0.10)	19.56	—	19.46	—	—	—	—	80.48	31.90	32.11
Year ended May 31, 2013	36.77	(0.13)	24.38	—	24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01	(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Year ended May 31, 2016	1.06%	0.95%	0.33%	0.44%	$143,635	38%
Year ended May 31, 2015	0.96	0.95	0.20	0.21	143,864	56
Year ended May 31, 2014(v)	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(v)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(v)	1.00	0.95	(0.27)	(0.22)	78,077	143
Ultra Russell2000
Year ended May 31, 2016	1.18	0.95	0.02	0.25	166,404	37
Year ended May 31, 2015	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29

See accompanying notes to the financial statements.

382 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Year ended May 31, 2016	$60.00	$0.07	$(2.31)		$—		$(2.24)	$(0.05)	$—	$—	$(0.05)	$57.71	(3.71)%	(4.16)%
Year ended May 31, 2015(z)	50.67	0.03	9.30		—		9.33	—	—	—	—	60.00	18.40	18.93
Year ended May 31, 2014(z)	36.61	(0.19)	14.25		—		14.06	—	—	—	—	50.67	38.43	37.53
Year ended May 31, 2013(z)	22.23	(0.08)	14.46		—		14.38	—	—	—	—	36.61	64.73	65.70
Year ended May 31, 2012(z)	27.22	(0.02)	(4.96)		—	(h)	(4.98)	(0.01)	—	—	(0.01)	22.23	(18.33)	(18.47)
UltraPro S&P500®
Year ended May 31, 2016	70.85	0.35	(4.11	)(i)	—		(3.76)	(0.15)	—	—	(0.15)	66.94	(5.30)	(5.47)
Year ended May 31, 2015(z)	54.18	0.29	16.59		—		16.88	(0.21)	—	—	(0.21)	70.85	31.19	31.31
Year ended May 31, 2014(t)(z)	32.91	0.07	21.23		—		21.30	(0.03)	—	—	(0.03)	54.18	64.77	64.26
Year ended May 31, 2013(t)(z)	17.11	0.03	15.78		—		15.81	(0.01)	—	—	(0.01)	32.91	92.52	92.88
Year ended May 31, 2012(t)(z)	20.83	0.03	(3.75)		0.01		(3.71)	(0.01)	—	—	(0.01)	17.11	(17.80)	(17.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Year ended May 31, 2016	1.81%	0.95%	(0.72)%	0.13%	$18,756	26%
Year ended May 31, 2015(z)	1.44	0.95	(0.44)	0.05	20,999	17
Year ended May 31, 2014(z)	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013(z)	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012(z)	1.27	0.95	(0.42)	(0.10)	23,337	13
UltraPro S&P500®
Year ended May 31, 2016	0.95	0.95	0.57	0.57	689,508	18
Year ended May 31, 2015(z)	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(t)(z)	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(t)(z)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(t)(z)	1.00	0.95	0.17	0.22	273,721	90

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 383

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Year ended May 31, 2016	$115.02	$(0.07)	$(10.18	)(i)	$—	$(10.25)	$—	$—	$—	$—	$104.77	(8.92)%	(9.27)%
Year ended May 31, 2015	68.40	(0.13)	46.79		—	46.66	(0.04)	—	—	(0.04)	115.02	68.23	68.63
Year ended May 31, 2014(v)	35.99	0.14	32.27		—	32.41	—	—	—	—	68.40	90.05	89.36
Year ended May 31, 2013(v)	22.76	(0.07)	13.30		—	13.23	—	—	—	—	35.99	58.15	58.48
Year ended May 31, 2012(m)(v)	22.06	(0.07)	0.76		0.01	0.70	—	—	—	—	22.76	3.18	3.00
UltraPro Dow30SM
Year ended May 31, 2016	72.98	0.62	(4.89	)(i)	—	(4.27)	(0.26)	—	—	(0.26)	68.45	(5.83)	(6.04)
Year ended May 31, 2015(z)	58.26	0.41	14.57		—	14.98	(0.26)	—	—	(0.26)	72.98	25.77	25.92
Year ended May 31, 2014(z)	42.68	0.31	15.51		—	15.82	(0.24)	—	—	(0.24)	58.26	37.17	37.57
Year ended May 31, 2013(z)	23.02	0.08	19.63		—	19.71	(0.05)	—	—	(0.05)	42.68	85.66	85.05
Year ended May 31, 2012(n)(z)	25.83	0.10	(2.80	)(i)	—	(2.70)	(0.11)	—	—	(0.11)	23.02	(10.46)	(10.36)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Year ended May 31, 2016	1.01%	0.95%	(0.13)%	(0.07)%	$1,152,489	35%
Year ended May 31, 2015	1.01	0.95	(0.20)	(0.14)	1,035,208	9
Year ended May 31, 2014(v)	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(v)	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(m)(v)	1.08	0.95	(0.49)	(0.36)	193,446	21
UltraPro Dow30SM
Year ended May 31, 2016	1.03	0.95	0.92	1.00	140,323	5
Year ended May 31, 2015(z)	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(z)	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013(z)	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(n)(z)	1.12	0.95	0.30	0.47	43,743	29

See accompanying notes to the financial statements.

384 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Year ended May 31, 2016	$65.87	$0.08	$(7.73)	$—		$(7.65)	$(0.03)	$—	$—	$(0.03)	$58.19	(11.61)%	(11.44)%
Year ended May 31, 2015(z)	49.74	0.06	16.13	—		16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42
Year ended May 31, 2014(t)(z)	32.66	0.01	17.07	—		17.08	—	—	—	—	49.74	52.31	52.28
Year ended May 31, 2013(t)(z)	16.25	(0.06)	16.47	—		16.41	—	—	—	—	32.66	101.00	101.22
Year ended May 31, 2012(t)(z)	25.79	(0.07)	(9.47)	—	(h)	(9.54)	—	—	—	—	16.25	(36.99)	(37.05)
UltraPro Russell2000
Year ended May 31, 2016	102.22	(0.15)	(27.01)	—		(27.16)	—	—	—	—	75.06	(26.57)	(26.51)
Year ended May 31, 2015	80.13	(0.07)	22.16	—		22.09	—	—	—	—	102.22	27.55	27.25
Year ended May 31, 2014(t)	54.64	(0.23)	25.72	—		25.49	—	—	—	—	80.13	46.67	46.68
Year ended May 31, 2013(t)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94
Year ended May 31, 2012(t)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Year ended May 31, 2016	1.41%	0.95%	(0.31)%	0.14%	$27,641	59%
Year ended May 31, 2015(z)	1.16	0.95	(0.10)	0.11	49,403	17
Year ended May 31, 2014(t)(z)	1.43	0.95	(0.45)	0.02	44,770	11
Year ended May 31, 2013(t)(z)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(t)(z)	1.40	0.95	(0.89)	(0.45)	22,748	115
UltraPro Russell2000
Year ended May 31, 2016	1.47	0.95	(0.73)	(0.20)	93,820	138
Year ended May 31, 2015	1.24	0.95	(0.37)	(0.08)	107,327	38
Year ended May 31, 2014(t)	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(t)	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(t)	1.39	0.95	(0.53)	(0.09)	84,407	93

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 385

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2016	$51.81	$0.35	$(10.11)	$—		$(9.76)	$(0.15)	$—	$—	$(0.15)	$41.90	(18.79)%	(18.78)%
Year ended May 31, 2015	54.10	0.29	(2.35)	—		(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)
Year ended May 31, 2014	39.31	0.22	16.59	—		16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65
Year ended May 31, 2013	30.02	0.32	9.16	—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)	—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Ultra Nasdaq Biotechnology
Year ended May 31, 2016	88.62	(0.44)	(41.89)	—		(42.33)	—	—	—	—	46.29	(47.77)	(47.74)
Year ended May 31, 2015(z)	40.37	(0.47)	48.72	—		48.25	—	—	—	—	88.62	119.54	119.46
Year ended May 31, 2014(v)(z)	24.35	(0.27)	16.29	—		16.02	—	—	—	—	40.37	65.81	65.58
Year ended May 31, 2013(q)(v)(z)	11.89	(0.11)	12.57	—		12.46	—	—	—	—	24.35	104.80	104.41
Year ended May 31, 2012(q)(v)(z)	10.11	(0.07)	1.85 (i)	—	(h)	1.78	—	—	—	—	11.89	17.59	17.84

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2016	1.19%	0.95%	0.67%	0.92%	$53,423	39%
Year ended May 31, 2015	1.09	0.95	0.41	0.55	76,413	9
Year ended May 31, 2014	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Ultra Nasdaq Biotechnology
Year ended May 31, 2016	1.04	0.95	(0.77)	(0.68)	483,734	59
Year ended May 31, 2015(z)	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(v)(z)	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(q)(v)(z)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(q)(v)(z)	1.66	0.95	(1.43)	(0.72)	23,776	39

See accompanying notes to the financial statements.

386 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Year ended May 31, 2016(ff)	$33.28	$0.36	$4.00	$—	$4.36	$(0.25)	$—	$—	$(0.25)	$37.39	13.15%	11.59%
Year ended May 31, 2015(ff)	28.38	0.29	4.81	—	5.10	(0.20)	—	—	(0.20)	33.28	18.00	18.88
Year ended May 31, 2014(t)(ff)	21.71	0.18	6.66	—	6.84	(0.17)	—	—	(0.17)	28.38	31.64	31.15
Year ended May 31, 2013(t)(ff)	14.23	0.11	7.46	—	7.57	(0.09)	—	—	(0.09)	21.71	53.43	52.91
Year ended May 31, 2012(t)(ff)	13.88	0.07	0.32	—	0.39	(0.04)	—	—	(0.04)	14.23	2.78	3.65
Ultra Consumer Services
Year ended May 31, 2016	106.59	0.17	(0.73)	—	(0.56)	(0.17)	—	—	(0.17)	105.86	(0.53)	(1.67)
Year ended May 31, 2015	77.00	0.16	29.62	—	29.78	(0.19)	—	—	(0.19)	106.59	38.70	40.95
Year ended May 31, 2014(t)	54.44	0.07	22.54	—	22.61	(0.05)	—	—	(0.05)	77.00	41.55	39.21
Year ended May 31, 2013(t)	32.04	0.14	22.43	—	22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(t)	29.03	(0.07)	3.08	—	3.01	—	—	—	—	32.04	10.37	10.92

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Year ended May 31, 2016(ff)	1.65%	0.95%	0.35%	1.05%	$16,827	38%
Year ended May 31, 2015(ff)	1.55	0.95	0.34	0.94	19,968	34
Year ended May 31, 2014(t)(ff)	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(t)(ff)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(t)(ff)	1.97	0.95	(0.46)	0.56	12,806	3
Ultra Consumer Services
Year ended May 31, 2016	1.48	0.95	(0.37)	0.16	23,819	11
Year ended May 31, 2015	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(t)	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(t)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(t)	2.37	0.95	(1.68)	(0.26)	9,613	163

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 387

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Year ended May 31, 2016	$74.75	$0.60	$(4.00)	$—		$(3.40)	$(0.60)	$—	$—	$(0.60)	$70.75	(4.52)%	(4.57)%
Year ended May 31, 2015(z)	60.69	0.43	14.04	—		14.47	(0.41)	—	—	(0.41)	74.75	23.89	23.98
Year ended May 31, 2014(z)	48.11	0.26	12.57	—		12.83	(0.25)	—	—	(0.25)	60.69	26.73	26.68
Year ended May 31, 2013(z)	25.58	0.22	22.53	—		22.75	(0.22)	—	—	(0.22)	48.11	89.38	89.35
Year ended May 31, 2012(z)	33.61	0.14	(8.04)	—	(h)	(7.90)	(0.13)	—	—	(0.13)	25.58	(23.49)	(23.49)
Ultra Gold Miners
Year ended May 31, 2016(bb)	49.39	(0.25)	0.47	—		0.22	—	—	—	—	49.61	0.45	0.65
February 12, 2015* through May 31, 2015(bb)	60.00	(0.14)	(10.47)	—		(10.61)	—	—	—	—	49.39	(17.68)	(17.90)
Ultra Junior Miners
Year ended May 31, 2016(bb)	52.83	(0.23)	15.51	—		15.28	—	—	—	—	68.11	28.90	30.97
February 12, 2015* through May 31, 2015(bb)	60.00	(0.14)	(7.03)	—		(7.17)	—	—	—	—	52.83	(11.94)	(11.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Year ended May 31, 2016	0.97%	0.95%	0.85%	0.87%	$691,190	15%
Year ended May 31, 2015(z)	0.96	0.95	0.61	0.62	823,692	7
Year ended May 31, 2014(z)	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013(z)	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012(z)	0.96	0.95	0.53	0.54	711,696	26
Ultra Gold Miners
Year ended May 31, 2016(bb)	2.85	0.95	(2.59)	(0.69)	7,440	92
February 12, 2015* through May 31, 2015(bb)	4.40	0.95	(4.39)	(0.94)	1,646	18
Ultra Junior Miners
Year ended May 31, 2016(bb)	4.24	0.95	(3.90)	(0.61)	3,405	252
February 12, 2015* through May 31, 2015(bb)	4.23	0.95	(4.22)	(0.94)	2,642	50

*  Commencement of investment operations.

See accompanying notes to the financial statements.

388 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Year ended May 31, 2016	$74.54	$0.08	$(10.66)	$—		$(10.58)	$(0.63)	$—	$—	$(0.63)	$63.33	(14.22)%	(14.64)%
Year ended May 31, 2015(z)	46.63	0.09	27.94	—		28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20
Year ended May 31, 2014(t)(z)	30.68	0.08	15.97	—		16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08
Year ended May 31, 2013(t)(z)	16.91	0.12	13.76	—		13.88	(0.11)	—	—	(0.11)	30.68	82.39	81.10
Year ended May 31, 2012(t)(z)	17.16	0.10	(0.24)	—		(0.14)	(0.11)	—	—	(0.11)	16.91	(0.76)	(0.01)
Ultra Homebuilders & Supplies
June 22, 2015* through May 31, 2016	20.00	(0.05)	(1.18)	—		(1.23)	—	—	—	—	18.77	(6.17)	(6.95)
Ultra Industrials
Year ended May 31, 2016(ff)	39.54	0.21	0.31 (i)	—		0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44
Year ended May 31, 2015(ff)	35.81	0.24	3.65	—		3.89	(0.16)	—	—	(0.16)	39.54	10.90	10.89
Year ended May 31, 2014(ff)	24.30	0.11	11.47	—		11.58	(0.07)	—	—	(0.07)	35.81	47.71	46.54
Year ended May 31, 2013(ff)	14.76	0.05	9.53	—		9.58	(0.04)	—	—	(0.04)	24.30	65.01	66.00
Year ended May 31, 2012(ff)	18.12	0.05	(3.37)	—	(h)	(3.32)	(0.04)	—	—	(0.04)	14.76	(18.34)	(18.28)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Year ended May 31, 2016	1.06%	0.95%	—	%(k)	0.11%	$87,073	19%
Year ended May 31, 2015(z)	1.03	0.95	0.06		0.14	231,069	22
Year ended May 31, 2014(t)(z)	1.11	0.95	0.06		0.22	97,928	7
Year ended May 31, 2013(t)(z)	1.18	0.95	0.30		0.53	73,641	5
Year ended May 31, 2012(t)(z)	1.24	0.95	0.38		0.67	35,507	3
Ultra Homebuilders & Supplies
June 22, 2015* through May 31, 2016	3.24	0.95	(2.58)		(0.29)	938	116
Ultra Industrials
Year ended May 31, 2016(ff)	1.63	0.95	(0.09)		0.58	17,952	34
Year ended May 31, 2015(ff)	1.32	0.95	0.26		0.64	35,589	23
Year ended May 31, 2014(ff)	1.47	0.95	(0.15)		0.37	32,230	27
Year ended May 31, 2013(ff)	1.62	0.95	(0.39)		0.28	21,867	141
Year ended May 31, 2012(ff)	1.39	0.95	(0.10)		0.35	19,921	9

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 389

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Year ended May 31, 2016	$52.04	$0.62	$(16.65)	$—		$(16.03)	$(0.42)	$—	$—	$(0.42)	$35.59	(30.79)%	(30.78)%
Year ended May 31, 2015	79.94	0.71	(28.06)	—		(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)
Year ended May 31, 2014	56.94	0.32	22.94	—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51
Year ended May 31, 2013	36.87	0.31	19.98	—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)	—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Ultra Oil & Gas Exploration & Production
June 22, 2015* through May 31, 2016(bb)	60.00	0.03	(32.74)	—		(32.71)	(0.02)	—	(0.01)	(0.03)	27.26	(54.50)	(53.62)
Ultra Real Estate
Year ended May 31, 2016	101.64	1.49	12.19	—		13.68	(1.15)	—	—	(1.15)	114.17	13.58	13.61
Year ended May 31, 2015	88.73	1.14	12.75	—		13.89	(0.98)	—	—	(0.98)	101.64	15.69	15.70
Year ended May 31, 2014	78.54	1.10	10.11	—		11.21	(1.02)	—	—	(1.02)	88.73	14.58	14.42
Year ended May 31, 2013	59.34	0.63	18.95	—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57	(4.30)	—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Year ended May 31, 2016	1.08%	0.95%	1.69%	1.82%	$148,605	15%
Year ended May 31, 2015	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Ultra Oil & Gas Exploration & Production
June 22, 2015* through May 31, 2016(bb)	4.87	0.95	(3.81)	0.12	1,363	88
Ultra Real Estate
Year ended May 31, 2016	1.02	0.95	1.41	1.48	203,143	16
Year ended May 31, 2015	1.00	0.95	1.09	1.13	252,012	14
Year ended May 31, 2014	1.00	0.95	1.44	1.49	308,713	84
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

390 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P Regional Banking
Year ended May 31, 2016	$98.55	$0.78	$(5.86)	$—		$(5.08)	$(0.74)	$—	$—	$(0.74)	$92.73	(5.16)%	(6.18)%
Year ended May 31, 2015	78.17	0.99	19.90	—		20.89	(0.51)	—	—	(0.51)	98.55	26.78	26.67
Year ended May 31, 2014	58.32	0.59	19.76	—		20.35	(0.50)	—	—	(0.50)	78.17	34.92	38.34
Year ended May 31, 2013	42.72	0.46	15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24	(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Ultra Semiconductors
Year ended May 31, 2016	103.24	0.59	(15.61)	—		(15.02)	(0.40)	—	—	(0.40)	87.82	(14.53)	(14.28)
Year ended May 31, 2015	64.83	0.57	38.66	—		39.23	(0.82)	—	—	(0.82)	103.24	60.68	61.09
Year ended May 31, 2014	42.34	0.32	22.56	—		22.88	(0.39)	—	—	(0.39)	64.83	54.33	53.24
Year ended May 31, 2013	33.55	0.26	8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05	(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P Regional Banking
Year ended May 31, 2016	2.43%	0.95%	(0.63)%	0.85%	$6,955	107%
Year ended May 31, 2015	2.43	0.95	(0.33)	1.14	9,855	77
Year ended May 31, 2014	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Ultra Semiconductors
Year ended May 31, 2016	1.47	0.95	0.23	0.75	24,150	54
Year ended May 31, 2015	1.26	0.95	0.35	0.67	38,713	50
Year ended May 31, 2014	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 391

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Year ended May 31, 2016	$83.37	$0.19	$(4.56)	$—		$(4.37)	$(0.17)	$—	$—	$(0.17)	$78.83	(5.23)%	(5.31)%
Year ended May 31, 2015(z)	62.06	0.14	21.35	—		21.49	(0.18)	—	—	(0.18)	83.37	34.66	34.51
Year ended May 31, 2014(z)	41.29	0.09	20.72	—		20.81	(0.04)	—	—	(0.04)	62.06	50.41	50.34
Year ended May 31, 2013(z)	34.65	0.03	6.62	—		6.65	(0.01)	—	—	(0.01)	41.29	19.20	19.27
Year ended May 31, 2012(z)	34.03	(0.11)	0.73	—	(h)	0.62	—	—	—	—	34.65	1.81	1.76
Ultra Telecommunications
Year ended May 31, 2016	92.72	0.69	7.84	—		8.53	(0.79)	—	(0.27)	(1.06)	100.19	9.40	9.32
Year ended May 31, 2015	92.56	1.14	(0.02)	—		1.12	(0.96)	—	—	(0.96)	92.72	1.19	4.28
Year ended May 31, 2014	69.07	0.82	23.51	—		24.33	(0.84)	—	—	(0.84)	92.56	35.51	28.00
Year ended May 31, 2013	44.32	0.31	24.64	—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Year ended May 31, 2016	1.08%	0.95%	0.12%	0.25%	$102,485	8%
Year ended May 31, 2015(z)	1.04	0.95	0.10	0.19	166,731	14
Year ended May 31, 2014(z)	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013(z)	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012(z)	1.09	0.95	(0.48)	(0.34)	83,159	4
Ultra Telecommunications
Year ended May 31, 2016	3.51	0.95	(1.77)	0.79	5,010	30
Year ended May 31, 2015	2.78	0.95	(0.60)	1.23	6,954	158
Year ended May 31, 2014	2.96	0.95	(1.01)	1.00	6,942	56
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178

See accompanying notes to the financial statements.

392 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Year ended May 31, 2016(ff)	$31.51	$0.59	$7.90	$—	$8.49	$(0.66)	$—	$—	$(0.66)	$39.34	27.56%	26.45%
Year ended May 31, 2015(ff)	28.96	0.63	2.62 (i)	—	3.25	(0.70)	—	—	(0.70)	31.51	11.22	12.38
Year ended May 31, 2014(ff)	21.76	0.56	7.12	—	7.68	(0.48)	—	—	(0.48)	28.96	35.94	33.73
Year ended May 31, 2013(ff)	18.28	0.35	3.52	—	3.87	(0.39)	—	—	(0.39)	21.76	21.38	22.05
Year ended May 31, 2012(ff)	16.52	0.31	1.74	—	2.05	(0.29)	—	—	(0.29)	18.28	12.61	13.45
UltraPro Nasdaq Biotechnology
June 22, 2015* through May 31, 2016(cc)	100.00	(0.22)	(71.83)	—	(72.05)	—	—	—	—	27.95	(72.05)	(71.91)
UltraPro Financial Select Sector
Year ended May 31, 2016	86.87	0.41	(13.23)	—	(12.82)	(0.24)	—	—	(0.24)	73.81	(14.79)	(14.88)
Year ended May 31, 2015	64.74	0.29	22.13	—	22.42	(0.29)	—	—	(0.29)	86.87	34.67	35.99
Year ended May 31, 2014(v)	46.72	0.35	17.84	—	18.19	(0.17)	—	—	(0.17)	64.74	38.96	35.79
July 10, 2012* through May 31, 2013(v)	20.00	0.02	26.74	—	26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Year ended May 31, 2016(ff)	1.60%	0.95%	1.22%	1.86%	$17,701	10%
Year ended May 31, 2015(ff)	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014(ff)	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013(ff)	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012(ff)	1.70	0.95	1.09	1.84	16,454	4
UltraPro Nasdaq Biotechnology
June 22, 2015* through May 31, 2016(cc)	1.36	0.95	(1.02)	(0.61)	43,326	128
UltraPro Financial Select Sector
Year ended May 31, 2016	2.33	0.95	(0.83)	0.55	9,226	116
Year ended May 31, 2015	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(v)	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(v)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 393

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Year ended May 31, 2016	$112.77	$(0.70)	$(25.44)	$—		$(26.14)	$—	$—	$—	$—	$86.63	(23.18)%	(25.17)%
Year ended May 31, 2015	118.73	(1.02)	(4.94)	—		(5.96)	—	—	—	—	112.77	(5.02)	(2.72)
Year ended May 31, 2014	87.25	(1.00)	32.42	0.06		31.48	—	—	—	—	118.73	36.09	31.08
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Ultra MSCI Emerging Markets
Year ended May 31, 2016	72.71	(0.42)	(26.14)	—		(26.56)	—	—	—	—	46.15	(36.53)	(36.83)
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Year ended May 31, 2016	1.25%	0.95%	(1.08)%	(0.78)%	$93,124	—%
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	16,915	—
Year ended May 31, 2014	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Ultra MSCI Emerging Markets
Year ended May 31, 2016	1.35	0.95	(1.23)	(0.83)	26,534	—
Year ended May 31, 2015	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)

See accompanying notes to the financial statements.

394 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Year ended May 31, 2016	$50.16	$(0.37)	$(10.76)	$—	$(11.13)	$—	$—	$—	$—	$39.03	(22.20)%	(21.86)%
Year ended May 31, 2015	56.07	(0.46)	(5.47)	0.02	(5.91)	—	—	—	—	50.16	(10.53)	(10.87)
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04	18.75	—	—	—	—	56.07	50.25	50.35
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01	16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—	(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2016	39.23	(0.26)	(10.18)	—	(10.44)	—	—	—	—	28.79	(26.61)	(29.83)
Year ended May 31, 2015	44.19	(0.39)	(4.57)	—	(4.96)	—	—	—	—	39.23	(11.22)	(7.22)
Year ended May 31, 2014	36.11	(0.36)	8.11	0.33	8.08	—	—	—	—	44.19	22.37	15.95
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01	11.84	—	—	—	—	36.11	48.80	56.64
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01	(15.72)	—	—	—	—	24.27	(39.32)	(39.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Year ended May 31, 2016	1.29%	0.95%	(1.23)%	(0.89)%	$10,733	—%
Year ended May 31, 2015	1.25	0.95	(1.24)	(0.93)	42,639	—
Year ended May 31, 2014	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2016	6.84	0.95	(6.79)	(0.89)	1,439	—
Year ended May 31, 2015	5.13	0.95	(5.12)	(0.94)	1,961	—
Year ended May 31, 2014	5.98	0.95	(5.98)	(0.95)	2,209	—
Year ended May 31, 2013	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 395

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Year ended May 31, 2016(bb)	$63.69	$(0.31)	$(28.60)		$—		$(28.91)	$—	$—	$—	$—	$34.78	(45.40)%	(45.47)%
Year ended May 31, 2015(bb)	142.15	(0.93)	(77.53)		—		(78.46)	—	—	—	—	63.69	(55.19)	(56.87)
Year ended May 31, 2014(bb)	171.26	(1.27)	(27.86)		0.02		(29.11)	—	—	—	—	142.15	(17.00)	(13.81)
Year ended May 31, 2013(r)(bb)	178.69	(1.70)	(5.75	)(i)	0.02		(7.43)	—	—	—	—	171.26	(4.16)	(4.57)
Year ended May 31, 2012(r)(bb)	404.64	(2.51)	(223.44)		—	(h)	(225.95)	—	—	—	—	178.69	(55.84)	(55.58)
Ultra FTSE China 50
Year ended May 31, 2016	92.53	(0.47)	(49.60)		—		(50.07)	—	—	—	—	42.46	(54.12)	(54.26)
Year ended May 31, 2015	52.45	(0.65)	40.72		0.01		40.08	—	—	—	—	92.53	76.43	77.23
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Year ended May 31, 2016(bb)	2.36%	0.95%	(2.23)%	(0.82)%	$14,487	—%
Year ended May 31, 2015(bb)	2.03	0.95	(2.00)	(0.92)	7,430	—
Year ended May 31, 2014(bb)	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(r)(bb)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(r)(bb)	1.72	0.95	(1.68)	(0.91)	8,935	—
Ultra FTSE China 50
Year ended May 31, 2016	1.30	0.95	(1.22)	(0.87)	19,105	—
Year ended May 31, 2015	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—

See accompanying notes to the financial statements.

396 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Year ended May 31, 2016	$102.43	$(0.77)	$(21.55)	$—	$(22.32)	$—	$—	$—	$—	$80.11	(21.80)%	(21.40)%
Year ended May 31, 2015	81.40	(0.81)	21.84	—	21.03	—	—	—	—	102.43	25.84	26.03
Year ended May 31, 2014	73.36	(0.76)	8.74	0.06	8.04	—	—	—	—	81.40	10.96	10.41
Year ended May 31, 2013	49.29	(0.56)	24.60	0.03	24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)	0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2016	32.43	(0.22)	(9.07)	—	(9.29)	—	—	—	—	23.14	(28.63)	(28.19)
Year ended May 31, 2015	42.06	(0.36)	(9.27)	—	(9.63)	—	—	—	—	32.43	(22.90)	(25.15)
Year ended May 31, 2014	45.46	(0.38)	(3.03)	0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)
Year ended May 31, 2013	29.27	(0.42)	16.61	—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)	—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Year ended May 31, 2016	1.46%	0.95%	(1.39)%	(0.88)%	$10,013	—%
Year ended May 31, 2015	1.27	0.95	(1.25)	(0.93)	25,607	—
Year ended May 31, 2014	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2016	3.14	0.95	(3.05)	(0.86)	3,471	—
Year ended May 31, 2015	2.50	0.95	(2.46)	(0.92)	4,864	—
Year ended May 31, 2014	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 397

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Year ended May 31, 2016	$57.01	$0.30		$3.95	$—	$4.25	$(0.36)	$—	$—	$(0.36)	$60.90	7.51%	7.86%
Year ended May 31, 2015	54.34	0.42		4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95
Year ended May 31, 2014	54.78	0.20		(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(m)	43.53	0.09		13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Ultra 20+ Year Treasury
Year ended May 31, 2016	77.32	1.03		9.43	—	10.46	(1.18)	—	—	(1.18)	86.60	13.77	14.50
Year ended May 31, 2015	64.98	0.93		12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(m)	42.73	0.02		32.45	0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Year ended May 31, 2016	1.15%	0.95%	0.32%	0.52%		$66,986	140%
Year ended May 31, 2015	1.02	0.95	0.69	0.77		62,710	349
Year ended May 31, 2014	0.96	0.95	0.38	0.38		1,931,642	739
Year ended May 31, 2013	0.99	0.95	(0.04)	—	(k)	1,133,980	289
Year ended May 31, 2012(m)	1.06	0.95	0.07	0.17		600,388	146
Ultra 20+ Year Treasury
Year ended May 31, 2016	1.18	0.95	1.09	1.32		49,793	18
Year ended May 31, 2015	1.15	0.95	0.99	1.19		57,991	48
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25		29,243	146
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52		18,669	163
Year ended May 31, 2012(m)	1.55	0.95	(0.56)	0.04		18,745	203

See accompanying notes to the financial statements.

398 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Year ended May 31, 2016	$60.00	$1.75	$(5.89)		$—		$(4.14)	$(1.67)	$—	$—	$(1.67)	$54.19	(6.75)%	0.34%
Year ended May 31, 2015	60.36	0.82	(0.68)		—		0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61
Year ended May 31, 2014	51.92	(0.18)	8.61		0.01		8.44	—	—	—	—	60.36	16.25	14.75
Year ended May 31, 2013	41.27	(0.43)	11.08		—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
Ultra Investment Grade Corporate
Year ended May 31, 2016	59.90	0.93	3.57		—		4.50	(0.92)	—	—	(0.92)	63.48	7.65	8.42
Year ended May 31, 2015	58.50	0.40	1.22		—		1.62	(0.22)	—	—	(0.22)	59.90	2.77	1.49
Year ended May 31, 2014	53.59	(0.20)	5.05	(i)	0.06		4.91	—	—	—	—	58.50	9.17	9.67
Year ended May 31, 2013	49.88	(0.49)	4.19		0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01		7.52	—	—	—	—	49.88	17.77	16.77

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Year ended May 31, 2016	8.37%	0.95%	(4.13)%	3.29%	$1,355	12%
Year ended May 31, 2015	5.91	0.95	(3.58)	1.38	3,000	387
Year ended May 31, 2014	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
Ultra Investment Grade Corporate
Year ended May 31, 2016	5.79	0.95	(3.27)	1.57	3,174	5
Year ended May 31, 2015	5.60	0.95	(4.00)	0.66	2,995	—
Year ended May 31, 2014	4.91	0.95	(4.34)	(0.38)	2,925	—
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 399

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(gg)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a non-recurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(hh)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a non-recurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

See accompanying notes to the financial statements.

400 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 401

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 130 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Investment Grade — Interest Rate Hedged, ProShares USD Covered Bond, ProShares Short Term USD Emerging Markets Bond ETF, ProShares Managed Futures Strategy ETF, ProShares Inflation Expectations ETF, ProShares CDS Short North American Credit ETF, ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 3-7 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort 20+ Year Treasury, ProShares UltraShort TIPS, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of ProShares Hedged FTSE Japan ETF, ProShares German Sovereign/Sub-Sovereign ETF, ProShares Hedged FTSE Europe ETF, ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

ProShares UltraShort Telecommunications and ProShares CDS North American HY Credit ETF were liquidated on September 30, 2015 and May 27, 2016, respectively.

The following Funds had name changes during the period:

Formerly	Name (effective November 4, 2015)
ProShares UltraPro Short Financials	ProShares UltraPro Short Financial Select Sector
ProShares UltraPro Financials	ProShares UltraPro Financial Select Sector
Formerly	Name (effective April 15, 2016)
ProShares 30 Year TIPS/TSY Spread	ProShares Inflation Expectations ETF

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared

402 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of May 31, 2016, based on levels assigned to securities on May 31, 2015.

The following is a summary of the valuations as of May 31, 2016, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	—	—	—	$21,824,653	—	—	—	—	$52,772	—	—	$21,877,425	—
DJ Brookfield Global Infrastructure ETF	$28,211,310	—	—	—	—	—	—	—	112,122	—	—	28,323,432	—
Global Listed Private Equity ETF	9,459,315	—	—	—	—	—	—	—	35,056	—	—	9,494,371	—
Large Cap Core Plus	368,666,608	—	—	—	—	—	—	—	15,690,077	$4,631,052	—	384,356,685	$4,631,052
S&P 500 Dividend Aristocrats ETF	1,914,264,094	—	—	—	—	—	—	—	891,218	—	—	1,915,155,312	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 403

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
S&P MidCap 400 Dividend Aristocrats ETF	$77,626,499	—	—	—	—	—	—	—	$115,534	—	—	$77,742,033	—
Russell 2000 Dividend Growers ETF	84,969,160	—	—	—	—	—	—	—	48,156	—	—	85,017,316	—
MSCI EAFE Dividend Growers ETF	30,229,061	—	—	—	—	—	—	—	47,195	—	—	30,276,256	—
MSCI Europe Dividend Growers ETF	6,739,367	—	—	—	—	—	—	—	3,346	—	—	6,742,713	—
MSCI Emerging Markets Dividend Growers ETF	7,905,454	—	—	—	—	—	—	—	28,431	—	—	7,933,885	—
S&P 500® Ex-Energy ETF	8,638,707	—	—	—	—	—	—	—	11,258	—	—	8,649,965	—
S&P 500® Ex-Financials ETF	2,157,922	—	—	—	—	—	—	—	4,395	—	—	2,162,317	—
S&P 500® Ex-Health Care ETF	2,165,917	—	—	—	—	—	—	—	5,245	—	—	2,171,162	—
S&P 500® Ex-Technology ETF	3,194,250	—	—	—	—	—	—	—	7,485	—	—	3,201,735	—
Hedged FTSE Europe ETF	5,257,890	—	—	$148	—	—	—	—	6,849	—	$120,001	5,264,887	$120,001
Hedged FTSE Japan ETF	4,610,900	—	—	—	—	—	—	—	—	—	171,886	4,610,900	171,886
High Yield- Interest Rate Hedged	—	—	$65,156	—	—	—	$85,059,613	—	3,033,365	—	—	88,092,978	65,156
Investment Grade-Interest Rate Hedged	—	—	15,068	—	—	—	114,372,114	—	2,977,850	—	—	117,349,964	15,068
USD Covered Bond	—	—	—	—	—	—	6,553,451	—	42,600	—	—	6,596,051	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	—	—	329,770	$3,238,563	9,111	—	—	3,577,444	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,044,873	2,555,968	55,912	—	—	3,656,753	—
Hedge Replication ETF	3,828,887	—	40,936	44	$321	—	—	25,634,406	5,217,691	$1,093,550	—	34,681,349	1,134,486
Managed Futures Strategy ETF	—	—	75,977	—	—	—	—	—	4,991,022	—	—	4,991,022	75,977
Merger ETF	7,350,235	—	—	—	5,435	—	—	—	148,182	(219,205)	46,033	7,503,852	(173,172)
RAFI® Long/ Short	39,426,864	—	—	—	—	—	—	—	3,722,557	(2,479,592)	—	43,149,421	(2,479,592)
Inflation Expectations ETF	—	—	—	—	—	$2,877,349	—	—	434,935	12,453	—	3,312,284	12,453

404 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	—	—	—	—	—	—	—	—	$3,571,937	$(131,664)	—	$3,571,937	$(131,664)
Short S&P500®	—	—	$(4,103,598)	—	—	—	—	$2,540,746,469	633,713,463	(185,191,041)	—	3,174,459,932	(189,294,639)
Short QQQ®	—	—	(127,897)	—	—	—	—	402,746,589	101,659,581	(35,513,119)	—	504,406,170	(35,641,016)
Short Dow30SM	—	—	(79,010)	—	—	—	—	288,908,676	63,696,672	(23,191,562)	—	352,605,348	(23,270,572)
Short MidCap400	—	—	(53,237)	—	—	—	—	23,996,747	5,517,042	(3,189,383)	—	29,513,789	(3,242,620)
Short Russell2000	—	—	(947,348)	—	—	—	—	476,753,806	121,980,733	(51,236,587)	—	598,734,539	(52,183,935)
Short SmallCap600	—	—	—	—	—	—	—	—	11,376,271	(660,378)	—	11,376,271	(660,378)
UltraShort S&P500®	—	—	(1,986,139)	—	—	—	—	1,891,377,975	429,450,165	(234,566,935)	—	2,320,828,140	(236,553,074)
UltraShort QQQ®	—	—	(3,484)	—	—	—	—	350,859,798	88,259,577	(50,600,473)	—	439,119,375	(50,603,957)
UltraShort Dow30SM	—	—	53,088	—	—	—	—	200,916,153	64,376,515	(41,861,786)	—	265,292,668	(41,808,698)
UltraShort MidCap400	—	—	(20,632)	—	—	—	—	—	6,639,770	(1,229,001)	—	6,639,770	(1,249,633)
UltraShort Russell2000	—	—	(111,706)	—	—	—	—	177,903,590	64,260,091	(20,753,294)	—	242,163,681	(20,865,000)
UltraShort SmallCap600	—	—	—	—	—	—	—	—	3,607,966	(578,319)	—	3,607,966	(578,319)
UltraPro Short S&P500®	—	—	(961,387)	—	—	—	—	758,586,051	188,245,550	(131,282,389)	—	946,831,601	(132,243,776)
UltraPro Short QQQ®	—	—	(85,907)	—	—	—	—	490,769,726	118,669,599	(84,796,977)	—	609,439,325	(84,882,884)
UltraPro Short Dow30SM	—	—	20,231	—	—	—	—	162,924,383	51,615,404	(28,048,015)	—	214,539,787	(28,027,784)
UltraPro Short MidCap400	—	—	(19,508)	—	—	—	—	—	4,047,779	(1,357,064)	—	4,047,779	(1,376,572)
UltraPro Short Russell2000	—	—	(18,493)	—	—	—	—	89,973,607	26,852,154	(32,175,972)	—	116,825,761	(32,194,465)
Short Basic Materials	—	—	—	—	—	—	—	9,998,871	2,048,427	(2,841,481)	—	12,047,298	(2,841,481)
Short Financials	—	—	—	—	—	—	—	31,997,645	7,108,568	(3,235,832)	—	39,106,213	(3,235,832)
Short Oil & Gas	—	—	—	—	—	—	—	3,998,077	1,113,661	476,075	—	5,111,738	476,075
Short Real Estate	—	—	—	—	—	—	—	19,996,370	6,916,607	(6,131,649)	—	26,912,977	(6,131,649)
Short S&P Regional Banking	—	—	—	—	—	—	—	—	2,510,583	(320,544)	—	2,510,583	(320,544)
UltraShort Basic Materials	—	—	—	—	—	—	—	7,997,920	2,326,095	(5,755,232)	—	10,324,015	(5,755,232)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	60,963,136	16,366,066	(5,678,901)	—	77,329,202	(5,678,901)
UltraShort Consumer Goods	—	—	—	—	—	—	—	—	1,941,342	(205,409)	—	1,941,342	(205,409)
UltraShort Consumer Services	—	—	—	—	—	—	—	—	2,421,733	7,950	—	2,421,733	7,950
UltraShort Financials	—	—	—	—	—	—	—	47,974,974	8,858,070	(8,524,438)	—	56,833,044	(8,524,438)
UltraShort Gold Miners	—	—	—	—	—	—	—	—	2,501,172	(515,250)	—	2,501,172	(515,250)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 405

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Junior Miners	—	—	—	—	—	—	—	—	$402,565	$(373,630)	—	$402,565	$(373,630)
UltraShort Health Care	—	—	—	—	—	—	—	—	2,736,779	(222,952)	—	2,736,779	(222,952)
UltraShort Homebuilders & Supplies	—	—	—	—	—	—	—	—	813,244	(149,196)	—	813,244	(149,196)
UltraShort Industrials	—	—	—	—	—	—	—	—	4,686,976	(634,807)	—	4,686,976	(634,807)
UltraShort Oil & Gas	—	—	—	—	—	—	—	$53,973,752	17,714,975	(16,992,758)	—	71,688,727	(16,992,758)
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	—	—	956,088	(325,851)	—	956,088	(325,851)
UltraShort Real Estate	—	—	—	—	—	—	—	32,995,108	14,876,479	(9,746,991)	—	47,871,587	(9,746,991)
UltraShort Semiconductors	—	—	—	—	—	—	—	—	2,743,595	(314,699)	—	2,743,595	(314,699)
UltraShort Technology	—	—	—	—	—	—	—	—	3,622,971	190,160	—	3,622,971	190,160
UltraShort Utilities	—	—	—	—	—	—	—	—	3,018,188	(1,003,317)	—	3,018,188	(1,003,317)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	—	—	14,746,034	(216,826)	—	14,746,034	(216,826)
UltraPro Short Financial Select Sector	—	—	—	—	—	—	—	—	1,493,954	560,774	—	1,493,954	560,774
Short MSCI EAFE	—	—	—	—	—	—	—	79,956,277	22,361,560	(10,278,990)	—	102,317,837	(10,278,990)
Short MSCI Emerging Markets	—	—	—	—	—	—	—	239,923,736	98,994,642	(29,057,744)	—	338,918,378	(29,057,744)
Short FTSE China 50	—	—	—	—	—	—	—	6,999,209	5,507,897	(1,453,436)	—	12,507,106	(1,453,436)
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—	5,101,713	(321,700)	—	5,101,713	(321,700)
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	52,492,253	26,639,350	(14,747,013)	—	79,131,603	(14,747,013)
UltraShort FTSE Europe	—	—	—	—	—	—	—	16,994,986	13,715,656	(708,848)	—	30,710,642	(708,848)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—	907,254	(307,479)	—	907,254	(307,479)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	—	21,996,563	25,725,898	(4,784,327)	—	47,722,461	(4,784,327)
UltraShort FTSE China 50	—	—	—	—	—	—	—	43,984,213	14,480,576	(770,415)	—	58,464,789	(770,415)
UltraShort MSCI Japan	—	—	—	—	—	—	—	7,496,396	4,663,443	(747,390)	—	12,159,839	(747,390)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—	1,316,922	(316,228)	—	1,316,922	(316,228)
Short 7-10 Year Treasury	—	—	$508	—	—	—	—	18,998,020	11,481,847	(1,662,541)	—	30,479,867	(1,662,033)
Short 20+ Year Treasury	—	—	(16,462)	—	—	—	—	562,190,889	145,596,804	(77,141,580)	—	707,787,693	(77,158,042)
Short High Yield	—	—	—	—	—	—	—	164,901,539	37,853,561	(19,292,043)	—	202,755,100	(19,292,043)

406 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short Investment Grade Corporate	—	—	—	—	—	—	—	—	$2,618,296	$(206,927)	—	$2,618,296	$(206,927)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—	2,558,733	(155,369)	—	2,558,733	(155,369)
UltraShort 7-10 Year Treasury	—	—	$3,682	—	—	—	—	$135,903,749	30,307,568	(17,503,560)	—	166,211,317	(17,499,878)
UltraShort 20+ Year Treasury	—	—	(59,472)	—	—	—	—	2,101,735,112	516,572,795	(512,233,531)	—	2,618,307,907	(512,293,003)
UltraShort TIPS	—	—	—	—	—	—	—	—	1,053,459	(43,733)	—	1,053,459	(43,733)
UltraPro Short 20+ Year Treasury	—	—	(877)	—	—	—	—	—	72,965,720	(12,655,025)	—	72,965,720	(12,655,902)
Ultra S&P500®	$1,118,980,126	—	2,979,773	—	—	—	—	189,965,605	36,616,788	117,383,323	—	1,345,562,519	120,363,096
Ultra QQQ®	696,224,889	—	2,741,843	—	—	—	—	113,417,297	36,755,034	19,522,319	—	846,397,220	22,264,162
Ultra Dow30SM	203,694,037	—	696,385	—	—	—	—	25,793,691	8,930,021	4,623,906	—	238,417,749	5,320,291
Ultra MidCap400	119,896,504	—	1,208,671	—	—	—	—	9,999,924	2,595,918	7,600,973	—	132,492,346	8,809,644
Ultra Russell2000	146,891,121	—	951,875	$1,901	$138,607	—	—	14,987,235	6,760,571	(4,731,898)	—	168,779,435	(3,780,023)
Ultra SmallCap600	14,493,469	—	—	—	—	—	—	—	1,359,129	2,630,655	—	15,852,598	2,630,655
UltraPro S&P500®	412,063,724	—	1,609,255	—	—	—	—	—	19,191,174	221,633,792	—	431,254,898	223,243,047
UltraPro QQQ®	700,167,427	—	3,842,754	—	—	—	—	—	37,238,359	407,898,550	—	737,405,786	411,741,304
UltraPro Dow30SM	93,490,173	—	302,207	—	—	—	—	—	1,296,780	43,348,993	—	94,786,953	43,651,200
UltraPro MidCap400	18,105,597	—	64,038	—	—	—	—	—	320,619	8,722,701	—	18,426,216	8,786,739
UltraPro Russell2000	55,678,545	—	491,322	787	12,868	—	—	—	2,564,167	34,097,779	—	58,256,367	34,589,101
Ultra Basic Materials	42,794,939	—	—	—	—	—	—	—	5,244,729	1,676,823	—	48,039,668	1,676,823
Ultra Nasdaq Biotechnology	369,850,280	—	—	—	—	—	—	—	122,413,209	(8,847,933)	—	492,263,489	(8,847,933)
Ultra Consumer Goods	12,233,600	—	—	—	—	—	—	—	1,796,272	2,476,191	—	14,029,872	2,476,191
Ultra Consumer Services	18,757,549	$59	—	—	—	—	—	—	2,598,822	2,179,819	—	21,356,430	2,179,819
Ultra Financials	560,571,719	—	—	—	—	—	—	109,437,459	36,666,099	(18,487,638)	—	706,675,277	(18,487,638)
Ultra Gold Miners	3,335,766	—	—	—	—	—	—	—	957,069	1,369,459	—	4,292,835	1,369,459
Ultra Junior Miners	2,392,628	—	—	—	—	—	—	—	2,275,817	(371,436)	—	4,668,445	(371,436)
Ultra Health Care	55,261,404	—	—	—	5,760	—	—	—	6,918,727	24,399,920	—	62,185,891	24,399,920
Ultra Homebuilders & Supplies	798,624	—	—	—	—	—	—	—	213,974	(112,623)	—	1,012,598	(112,623)
Ultra Industrials	12,717,985	—	—	—	—	—	—	—	2,916,058	1,934,709	—	15,634,043	1,934,709
Ultra Oil & Gas	119,658,552	—	—	—	—	—	—	9,498,276	4,744,929	12,885,077	—	133,901,757	12,885,077
Ultra Oil & Gas Exploration & Production	1,098,900	—	—	—	—	—	—	—	195,217	(500,698)	—	1,294,117	(500,698)
Ultra Real Estate	106,685,257	—	—	—	—	—	—	8,997,660	15,275,763	70,399,731	—	130,958,680	70,399,731
Ultra S&P Regional Banking	5,603,315	—	—	—	—	—	—	—	1,072,701	261,258	—	6,676,016	261,258

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 407

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations	Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Semiconductors	$19,743,261	—	—	—	—	—	—	—	$3,761,004	$416,960	—	$23,504,265	$416,960
Ultra Technology	73,302,953	—	—	—	—	—	—	—	7,684,148	19,974,232	—	80,987,101	19,974,232
Ultra Telecommunications	3,670,248	—	—	—	$17,370	—	—	—	281,318	844,460	—	3,968,936	844,460
Ultra Utilities	12,941,045	—	—	—	—	—	—	—	4,171,250	167,826	—	17,112,295	167,826
UltraPro Nasdaq Biotechnology	34,001,749	—	—	—	—	—	—	—	16,472,159	(10,745,333)	—	50,473,908	(10,745,333)
UltraPro Financial Select Sector	6,049,865	—	—	—	—	—	—	—	495,687	2,571,506	—	6,545,552	2,571,506
Ultra MSCI EAFE	—	—	—	—	—	—	—	$73,966,701	17,989,171	(5,992,138)	—	91,955,872	(5,992,138)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	16,995,232	3,340,319	(5,870,638)	—	20,335,551	(5,870,638)
Ultra FTSE Europe	—	—	—	—	—	—	—	—	7,627,107	(1,237,724)	—	7,627,107	(1,237,724)
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—	595,366	127,617	—	595,366	127,617
Ultra MSCI Brazil Capped	—	—	—	—	—	—	—	—	10,202,208	(4,825,500)	—	10,202,208	(4,825,500)
Ultra FTSE China 50	—	—	—	—	—	—	—	2,998,558	9,138,111	(4,885,512)	—	12,136,669	(4,885,512)
Ultra MSCI Japan	—	—	—	—	—	—	—	—	5,681,972	2,052,138	—	5,681,972	2,052,138
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—	2,825,527	(1,359,736)	—	2,825,527	(1,359,736)
Ultra 7-10 Year Treasury	—	—	$(1,770)	—	—	$48,149,942	—	8,999,062	11,487,937	(3,240,503)	—	68,636,941	(3,242,273)
Ultra 20+ Year Treasury	—	—	1,702	—	—	33,380,443	—	—	14,075,555	1,168,528	—	47,455,998	1,170,230
Ultra High Yield	853,490	—	—	—	—	—	—	—	67,400	(42,923)	—	920,890	(42,923)
Ultra Investment Grade Corporate	2,295,272	—	—	—	—	—	—	—	429,906	196,672	—	2,725,178	196,672

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares MSCI Emerging Markets Dividend Growers ETF and ProShares Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in

408 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On May 31, 2016, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.29%, dated 05/31/16, due 06/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 05/31/16 due 06/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 05/31/16 due 06/01/16 (3)	Credit Suisse (USA) LLC, 0.29%, dated 05/31/16 due 06/01/16 (4)	Credit Suisse (USA) LLC, 0.30%, dated 05/31/16 due 06/01/16 (5)	ING Financial Markets LLC, 0.27%, dated 05/31/16 due 06/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 05/31/16 due 06/01/16 (7)	Total
Morningstar Alternatives Solution ETF	$9,658	$12,973	$4,325	$4,325	$949	$15,136	$5,406	$52,772
DJ Brookfield Global Infrastructure ETF	20,520	27,565	9,188	9,189	2,016	32,159	11,485	112,122
Global Listed Private Equity ETF	6,416	8,618	2,873	2,873	630	10,055	3,591	35,056
Large Cap Core Plus	2,871,580	3,857,347	1,285,782	1,285,782	282,120	4,500,238	1,607,228	15,690,077
S&P 500 Dividend Aristocrats ETF	163,110	219,103	73,034	73,034	16,025	255,619	91,293	891,218
S&P MidCap 400 Dividend Aristocrats ETF	21,145	28,404	9,468	9,468	2,077	33,137	11,835	115,534
Russell 2000 Dividend Growers ETF	8,814	11,839	3,946	3,946	866	13,812	4,933	48,156
MSCI EAFE Dividend Growers ETF	8,637	11,603	3,868	3,868	849	13,536	4,834	47,195
MSCI Europe Dividend Growers ETF	612	823	274	274	60	960	343	3,346
MSCI Emerging Markets Dividend Growers ETF	5,203	6,990	2,330	2,330	511	8,155	2,912	28,431
S&P 500® Ex-Energy ETF	2,060	2,768	923	923	202	3,229	1,153	11,258
S&P 500® Ex-Financials ETF	804	1,081	360	360	79	1,261	450	4,395
S&P 500® Ex-Health Care ETF	960	1,289	431	430	94	1,504	537	5,245
S&P 500® Ex-Technology ETF	1,370	1,840	613	613	135	2,147	767	7,485
Hedged FTSE Europe ETF	1,254	1,683	561	561	123	1,965	702	6,849
High Yield-Interest Rate Hedged	555,163	745,742	248,581	248,581	54,542	870,031	310,725	3,033,365
Investment Grade-Interest Rate Hedged	545,003	732,093	244,031	244,031	53,544	854,109	305,039	2,977,850
USD Covered Bond	7,797	10,473	3,491	3,491	766	12,218	4,364	42,600
German Sovereign/Sub-Sovereign ETF	1,667	2,240	747	747	164	2,613	933	9,111
Short Term USD Emerging Markets Bond ETF	10,233	13,746	4,582	4,582	1,005	16,037	5,727	55,912
Hedge Replication ETF	954,936	1,282,750	427,583	427,583	93,819	1,496,541	534,479	5,217,691
Managed Futures Strategy ETF	913,451	1,227,024	409,008	409,008	89,743	1,431,528	511,260	4,991,022
Merger ETF	27,120	36,430	12,143	12,144	2,664	42,502	15,179	148,182
RAFI® Long/Short	681,298	915,177	305,059	305,059	66,935	1,067,706	381,323	3,722,557
Inflation Expectations ETF	79,601	106,927	35,642	35,642	7,821	124,748	44,554	434,935
CDS Short North American HY Credit ETF	653,732	878,147	292,716	292,716	64,226	1,024,505	365,895	3,571,937
Short S&P500®	115,981,526	155,796,079	51,932,026	51,932,026	11,394,681	181,762,092	64,915,033	633,713,463
Short QQQ®	18,605,621	24,992,627	8,330,876	8,330,876	1,827,922	29,158,065	10,413,594	101,659,581
Short Dow30SM	11,657,693	15,659,588	5,219,863	5,219,863	1,145,318	18,269,519	6,524,828	63,696,672
Short MidCap400	1,009,723	1,356,344	452,115	452,115	99,201	1,582,401	565,143	5,517,042
Short Russell2000	22,324,776	29,988,506	9,996,169	9,996,169	2,193,312	34,986,590	12,495,211	121,980,733
Short SmallCap600	2,082,072	2,796,814	932,271	932,271	204,555	3,262,949	1,165,339	11,376,271
UltraShort S&P500®	78,597,487	105,578,713	35,192,904	35,192,904	7,721,862	123,175,165	43,991,130	429,450,165
UltraShort QQQ®	16,153,168	21,698,286	7,232,762	7,232,762	1,586,979	25,314,667	9,040,953	88,259,577
UltraShort Dow30SM	11,782,117	15,826,725	5,275,575	5,275,575	1,157,542	18,464,512	6,594,469	64,376,515
UltraShort MidCap400	1,215,203	1,632,363	544,121	544,121	119,388	1,904,423	680,151	6,639,770
UltraShort Russell2000	11,760,811	15,798,102	5,266,034	5,266,034	1,155,448	18,431,119	6,582,543	64,260,091
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 409

Fund Name	Barclays Capital, Inc., 0.29%, dated 05/31/16, due 06/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 05/31/16 due 06/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 05/31/16 due 06/01/16 (3)	Credit Suisse (USA) LLC, 0.29%, dated 05/31/16 due 06/01/16 (4)	Credit Suisse (USA) LLC, 0.30%, dated 05/31/16 due 06/01/16 (5)	ING Financial Markets LLC, 0.27%, dated 05/31/16 due 06/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 05/31/16 due 06/01/16 (7)	Total
UltraShort SmallCap600	$660,326	$887,005	$295,669	$295,668	$64,874	$1,034,839	$369,585	$3,607,966
UltraPro Short S&P500®	34,452,489	46,279,463	15,426,488	15,426,488	3,384,807	53,992,706	19,283,109	188,245,550
UltraPro Short QQQ®	21,718,777	29,174,476	9,724,825	9,724,825	2,133,775	34,036,889	12,156,032	118,669,599
UltraPro Short Dow30SM	9,446,593	12,689,454	4,229,818	4,229,818	928,087	14,804,362	5,287,272	51,615,404
UltraPro Short MidCap400	740,820	995,131	331,710	331,710	72,783	1,160,986	414,639	4,047,779
UltraPro Short Russell2000	4,914,451	6,601,501	2,200,500	2,200,500	482,824	7,701,752	2,750,626	26,852,154
Short Basic Materials	374,901	503,598	167,866	167,866	36,832	587,531	209,833	2,048,427
Short Financials	1,301,002	1,747,615	582,538	582,538	127,818	2,038,884	728,173	7,108,568
Short Oil & Gas	203,821	273,789	91,263	91,263	20,025	319,421	114,079	1,113,661
Short Real Estate	1,265,870	1,700,422	566,807	566,807	124,366	1,983,826	708,509	6,916,607
Short S&P Regional Banking	459,484	617,217	205,739	205,739	45,142	720,087	257,175	2,510,583
UltraShort Basic Materials	425,719	571,861	190,621	190,621	41,825	667,172	238,276	2,326,095
UltraShort Nasdaq Biotechnology	2,995,299	4,023,536	1,341,179	1,341,179	294,275	4,694,125	1,676,473	16,366,066
UltraShort Consumer Goods	355,302	477,272	159,091	159,091	34,907	556,817	198,862	1,941,342
UltraShort Consumer Services	443,223	595,374	198,458	198,458	43,545	694,603	248,072	2,421,733
UltraShort Financials	1,621,194	2,177,723	725,908	725,908	159,275	2,540,677	907,385	8,858,070
UltraShort Gold Miners	457,762	614,903	204,968	204,968	44,973	717,388	256,210	2,501,172
UltraShort Junior Miners	73,677	98,969	32,990	32,990	7,238	115,464	41,237	402,565
UltraShort Health Care	500,882	672,827	224,276	224,276	49,209	784,965	280,344	2,736,779
UltraShort Homebuilders & Supplies	148,839	199,933	66,645	66,644	14,623	233,255	83,305	813,244
UltraShort Industrials	857,805	1,152,276	384,092	384,092	84,276	1,344,321	480,114	4,686,976
UltraShort Oil & Gas	3,242,175	4,355,160	1,451,720	1,451,720	318,530	5,081,020	1,814,650	17,714,975
UltraShort Oil & Gas Exploration & Production	174,982	235,051	78,350	78,350	17,191	274,226	97,938	956,088
UltraShort Real Estate	2,722,676	3,657,327	1,219,109	1,219,109	267,491	4,266,881	1,523,886	14,876,479
UltraShort Semiconductors	502,130	674,503	224,834	224,834	49,332	786,920	281,042	2,743,595
UltraShort Technology	663,072	890,694	296,898	296,898	65,144	1,039,143	371,122	3,622,971
UltraShort Utilities	552,385	742,011	247,337	247,337	54,269	865,678	309,171	3,018,188
UltraPro Short Nasdaq Biotechnology	2,698,803	3,625,256	1,208,419	1,208,419	265,146	4,229,467	1,510,524	14,746,034
UltraPro Short Financial Select Sector	273,422	367,283	122,428	122,428	26,862	428,497	153,034	1,493,954
Short MSCI EAFE	4,092,588	5,497,506	1,832,502	1,832,501	402,079	6,413,757	2,290,627	22,361,560
Short MSCI Emerging Markets	18,117,888	24,337,462	8,112,487	8,112,487	1,780,004	28,393,705	10,140,609	98,994,642
Short FTSE China 50	1,008,049	1,354,096	451,365	451,365	99,037	1,579,778	564,207	5,507,897
UltraShort MSCI EAFE	933,710	1,254,237	418,079	418,079	91,733	1,463,276	522,599	5,101,713
UltraShort MSCI Emerging Markets	4,875,504	6,549,184	2,183,062	2,183,061	478,997	7,640,715	2,728,827	26,639,350
UltraShort FTSE Europe	2,510,224	3,371,943	1,123,981	1,123,981	246,619	3,933,932	1,404,976	13,715,656
UltraShort MSCI Pacific ex-Japan	166,045	223,045	74,348	74,348	16,313	260,220	92,935	907,254
UltraShort MSCI Brazil Capped	4,708,325	6,324,616	2,108,205	2,108,205	462,572	7,378,718	2,635,257	25,725,898
UltraShort FTSE China 50	2,650,219	3,559,995	1,186,665	1,186,665	260,372	4,153,328	1,483,332	14,480,576
UltraShort MSCI Japan	853,498	1,146,491	382,162	382,163	83,852	1,337,572	477,705	4,663,443
UltraShort MSCI Mexico Capped IMI	241,022	323,760	107,920	107,920	23,680	377,721	134,899	1,316,922
Short 7-10 Year Treasury	2,101,395	2,822,769	940,923	940,923	206,453	3,293,230	1,176,154	11,481,847
Short 20+ Year Treasury	26,646,963	35,794,428	11,931,476	11,931,476	2,617,948	41,760,167	14,914,346	145,596,804
Short High Yield	6,927,916	9,306,156	3,102,052	3,102,052	680,638	10,857,182	3,877,565	37,853,561
Short Investment Grade Corporate	479,198	643,698	214,566	214,566	47,079	750,981	268,208	2,618,296
UltraShort 3-7 Year Treasury	468,296	629,055	209,685	209,685	46,009	733,897	262,106	2,558,733
UltraShort 7-10 Year Treasury	5,546,857	7,451,002	2,483,667	2,483,667	544,955	8,692,836	3,104,584	30,307,568
UltraShort 20+ Year Treasury	94,542,572	126,997,485	42,332,495	42,332,495	9,288,397	148,163,732	52,915,619	516,572,795
UltraShort TIPS	192,803	258,989	86,330	86,330	18,942	302,154	107,911	1,053,459
UltraPro Short 20+ Year Treasury	13,354,104	17,938,349	5,979,450	5,979,450	1,311,983	20,928,073	7,474,311	72,965,720
Ultra S&P500®	6,701,564	9,002,100	3,000,700	3,000,700	658,399	10,502,450	3,750,875	36,616,788

410 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.29%, dated 05/31/16, due 06/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 05/31/16 due 06/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 05/31/16 due 06/01/16 (3)	Credit Suisse (USA) LLC, 0.29%, dated 05/31/16 due 06/01/16 (4)	Credit Suisse (USA) LLC, 0.30%, dated 05/31/16 due 06/01/16 (5)	ING Financial Markets LLC, 0.27%, dated 05/31/16 due 06/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 05/31/16 due 06/01/16 (7)	Total
Ultra QQQ®	$6,726,866	$9,036,087	$3,012,029	$3,012,029	$660,885	$10,542,102	$3,765,036	$36,755,034
Ultra Dow30SM	1,634,363	2,195,412	731,804	731,804	160,569	2,561,314	914,755	8,930,021
Ultra MidCap400	475,102	638,197	212,732	212,732	46,677	744,563	265,915	2,595,918
Ultra Russell2000	1,237,313	1,662,061	554,020	554,020	121,561	1,939,071	692,525	6,760,571
Ultra SmallCap600	248,746	334,137	111,379	111,379	24,438	389,826	139,224	1,359,129
UltraPro S&P500®	3,512,347	4,718,078	1,572,693	1,572,693	345,073	5,504,424	1,965,866	19,191,174
UltraPro QQQ®	6,815,323	9,154,911	3,051,637	3,051,637	669,575	10,680,730	3,814,546	37,238,359
UltraPro Dow30SM	237,335	318,808	106,269	106,269	23,317	371,944	132,838	1,296,780
UltraPro MidCap400	58,679	78,823	26,274	26,274	5,765	91,960	32,844	320,619
UltraPro Russell2000	469,291	630,391	210,130	210,130	46,106	735,456	262,663	2,564,167
Ultra Basic Materials	959,884	1,289,397	429,799	429,799	94,304	1,504,297	537,249	5,244,729
Ultra Nasdaq Biotechnology	22,403,928	30,094,828	10,031,609	10,031,609	2,201,089	35,110,634	12,539,512	122,413,209
Ultra Consumer Goods	328,752	441,607	147,202	147,202	32,298	515,208	184,003	1,796,272
Ultra Consumer Services	475,633	638,911	212,970	212,970	46,729	745,396	266,213	2,598,822
Ultra Financials	6,710,588	9,014,223	3,004,741	3,004,741	659,286	10,516,594	3,755,926	36,666,099
Ultra Gold Miners	175,162	235,291	78,431	78,431	17,209	274,507	98,038	957,069
Ultra Junior Miners	416,517	559,501	186,500	186,501	40,922	652,751	233,125	2,275,817
Ultra Health Care	1,266,258	1,700,943	566,981	566,981	124,404	1,984,434	708,726	6,918,727
Ultra Homebuilders & Supplies	39,161	52,605	17,535	17,535	3,847	61,372	21,919	213,974
Ultra Industrials	533,694	716,902	238,967	238,967	52,433	836,386	298,709	2,916,058
Ultra Oil & Gas	868,411	1,166,523	388,841	388,841	85,318	1,360,944	486,051	4,744,929
Ultra Oil & Gas Exploration & Production	35,728	47,993	15,999	15,998	3,510	55,992	19,997	195,217
Ultra Real Estate	2,795,752	3,755,489	1,251,830	1,251,830	274,671	4,381,404	1,564,787	15,275,763
Ultra S&P Regional Banking	196,325	263,720	87,907	87,907	19,287	307,673	109,882	1,072,701
Ultra Semiconductors	688,335	924,628	308,209	308,210	67,626	1,078,734	385,262	3,761,004
Ultra Technology	1,406,344	1,889,119	629,706	629,706	138,167	2,203,973	787,133	7,684,148
Ultra Telecommunications	51,487	69,161	23,054	23,054	5,058	80,687	28,817	281,318
Ultra Utilities	763,417	1,025,486	341,829	341,829	75,002	1,196,401	427,286	4,171,250
UltraPro Nasdaq Biotechnology	3,014,716	4,049,618	1,349,873	1,349,873	296,183	4,724,555	1,687,341	16,472,159
UltraPro Financial Select Sector	90,720	121,863	40,621	40,621	8,913	142,173	50,776	495,687
Ultra MSCI EAFE	3,292,358	4,422,570	1,474,190	1,474,190	323,460	5,159,665	1,842,738	17,989,171
Ultra MSCI Emerging Markets	611,341	821,205	273,735	273,735	60,062	958,072	342,169	3,340,319
Ultra FTSE Europe	1,395,905	1,875,096	625,032	625,032	137,141	2,187,611	781,290	7,627,107
Ultra MSCI Pacific ex-Japan	108,963	146,368	48,789	48,789	10,705	170,764	60,988	595,366
Ultra MSCI Brazil Capped	1,867,197	2,508,175	836,058	836,058	183,444	2,926,204	1,045,072	10,202,208
Ultra FTSE China 50	1,672,447	2,246,570	748,857	748,857	164,310	2,620,999	936,071	9,138,111
Ultra MSCI Japan	1,039,908	1,396,891	465,630	465,631	102,166	1,629,707	582,039	5,681,972
Ultra MSCI Mexico Capped IMI	517,125	694,645	231,548	231,548	50,806	810,419	289,436	2,825,527
Ultra 7-10 Year Treasury	2,102,509	2,824,266	941,422	941,422	206,563	3,294,977	1,176,778	11,487,937
Ultra 20+ Year Treasury	2,576,092	3,460,422	1,153,474	1,153,474	253,090	4,037,160	1,441,843	14,075,555
Ultra High Yield	12,335	16,570	5,523	5,523	1,213	19,332	6,904	67,400
Ultra Investment Grade Corporate	78,681	105,691	35,230	35,230	7,730	123,306	44,038	429,906
	$670,000,000	$900,000,000	$300,000,000	$300,000,000	$65,824,590	$1,050,000,000	$375,000,000	$3,660,824,590

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2016 as follows:

(1)  U.S. Treasury Bonds, 0% to 4.63%, due 08/15/19 to 05/15/42; U.S. Treasury Notes, 0.75% to 2.00%, due 04/30/18 to 08/15/25, which had an aggregate value at the Trust level of $683,400,012.

(2)  U.S. Treasury Bonds, 0% to 3.63%, due 11/15/16 to 11/15/42; U.S. Treasury Notes, 0.13% to 3.50%, due 08/31/17 to 08/15/22, which had an aggregate value at the Trust level of $918,000,078.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 411

(3)  Federal Home Loan Mortgage Corp., 0.75% to 1.25%, due 03/08/17 to 08/01/19; Federal National Mortgage Association, 0.88% to 2.63%, due 04/27/17 to 09/06/24; U.S. Treasury Bonds, 0% to 8.13%, due 05/15/21 to 11/15/40; U.S. Treasury Notes, 1.00% to 2.38%, due 07/31/16 to 08/15/24, which had an aggregate value at the Trust level of $306,000,001.

(4)  U.S. Treasury Bonds, 0.63% to 3.63%, due 01/15/26 to 02/15/43, which had an aggregate value at the Trust level of $306,000,852.

(5)  Federal Farm Credit Bank, 3.05% to 3.54%, due 10/24/30 to 04/06/45; Federal Home Loan Bank, 1.38% to 5.50%, due 09/13/19 to 07/15/36; Federal National Mortgage Association, 0.88% to 6.21%, due 05/21/18 to 08/06/38, which had an aggregate value at the Trust level of $67,142,187.

(6)  Federal Farm Credit Bank, 4.88% to 5.13%, due 08/25/16 to 01/17/17; Federal Home Loan Bank, 4.88% to 5.13%, due 10/19/16 to 09/08/17; Federal Home Loan Mortgage Corp., 0.88% to 4.88%, due 02/22/17 to 01/13/22; Federal National Mortgage Association, 0.88% to 1.88%, due 04/27/17 to 10/30/20; Government National Mortgage Association, 3.50%, due 03/20/46; U.S. Treasury Bonds, 0% to 4.38%, due 01/15/27 to 02/15/46; U.S. Treasury Notes, 0.13% to 2.25%, due 08/15/16 to 05/15/26, which had an aggregate value at the Trust level of $1,071,011,651.

(7)  U.S. Treasury Bond, 3.00%, due 11/15/45, which had an aggregate value at the Trust level of $382,500,100.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

Certain Funds may invest in REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to obtain inverse exposure to the credit of North American high yield debt issuers, primarily through the use of derivative instruments. ProShares Managed Futures Strategy ETF, also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in a Cayman subsidiary that invests in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (ProShares Managed Futures Strategy ETF, ProShares UltraShort S&P500® , ProShares UltraShort QQQ® , ProShares UltraShort Dow30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500® , ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500® , ProShares UltraPro QQQ, ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro Short NASDAQ Biotechnology,

412 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

ProShares UltraPro Russell2000 and ProShares UltraPro NASDAQ Biotechnology (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	46%
Ultra Junior Miners	151%
Ultra Real Estate	133%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 413

in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the

414 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on May 31, 2016 contractually terminate within 31 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 415

instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Hedged FTSE Europe ETF, ProShares Hedged FTSE Japan ETF, ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for ProShares Managed Futures Strategy ETF is commodity market risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2016

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Large Cap Core Plus	$4,983,116		Large Cap Core Plus	$352,064
		Hedged FTSE Europe ETF	121,640		Hedged FTSE Europe ETF	1,639
		Hedged FTSE Japan ETF	174,315		Hedged FTSE Japan ETF	2,429
		High Yield-Interest Rate Hedged	65,156		High Yield-Interest Rate Hedged	—
		Investment Grade-Interest Rate Hedged	15,068		Investment Grade-Interest Rate Hedged	—
		Hedge Replication ETF	1,142,653		Hedge Replication ETF	8,167
		Managed Futures Strategy ETF	75,977		Managed Futures Strategy ETF	—
		Merger ETF	62,189		Merger ETF	235,361
		RAFI® Long/Short	453,037		RAFI® Long/Short	2,932,629
		Inflation Expectations ETF	13,556		Inflation Expectations ETF	1,103
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	84,146
		Short S&P500®	—		Short S&P500®	189,294,639
		Short QQQ®	854,551		Short QQQ®	36,495,567
		Short Dow30SM	—		Short Dow30SM	23,270,572
		Short MidCap400	—		Short MidCap400	3,242,620
		Short Russell2000	1,073,027		Short Russell2000	53,256,962
		Short SmallCap600	5,956		Short SmallCap600	666,334

416 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		UltraShort S&P500®	$3,723,914		UltraShort S&P500®	$240,276,988
		UltraShort QQQ®	1,320,635		UltraShort QQQ®	51,924,592
		UltraShort Dow30SM	53,088		UltraShort Dow30SM	41,861,786
		UltraShort MidCap400	—		UltraShort MidCap400	1,249,633
		UltraShort Russell2000	6,909,858		UltraShort Russell2000	27,774,858
		UltraShort SmallCap600	—		UltraShort SmallCap600	578,319
		UltraPro Short S&P500®	2,783,698		UltraPro Short S&P500®	135,027,474
		UltraPro Short QQQ®	7,357,467		UltraPro Short QQQ®	92,240,351
		UltraPro Short Dow30SM	1,533,674		UltraPro Short Dow30SM	29,561,458
		UltraPro Short MidCap400	256,910		UltraPro Short MidCap400	1,633,482
		UltraPro Short Russell2000	68,282		UltraPro Short Russell2000	32,262,747
		Short Basic Materials	—		Short Basic Materials	2,841,481
		Short Financials	327,405		Short Financials	3,563,237
		Short Oil & Gas	1,486,324		Short Oil & Gas	1,010,249
		Short Real Estate	—		Short Real Estate	6,131,649
		Short S&P Regional Banking	—		Short S&P Regional Banking	320,544
		UltraShort Basic Materials	443,303		UltraShort Basic Materials	6,198,535
		UltraShort Nasdaq Biotechnology	4,046,037		UltraShort Nasdaq Biotechnology	9,724,938
		UltraShort Consumer Goods	8,902		UltraShort Consumer Goods	214,311
		UltraShort Consumer Services	94,542		UltraShort Consumer Services	86,592
		UltraShort Financials	442,960		UltraShort Financials	8,967,398
		UltraShort Gold Miners	152,619		UltraShort Gold Miners	667,869
		UltraShort Junior Miners	—		UltraShort Junior Miners	373,630
		UltraShort Health Care	187,945		UltraShort Health Care	410,897
		UltraShort Homebuilders & Supplies	121,551		UltraShort Homebuilders & Supplies	270,747
		UltraShort Industrials	76,050		UltraShort Industrials	710,857
		UltraShort Oil & Gas	362,792		UltraShort Oil & Gas	17,355,550
		UltraShort Oil & Gas Exploration & Production	—		UltraShort Oil & Gas Exploration & Production	325,851
		UltraShort Real Estate	186,382		UltraShort Real Estate	9,933,373
		UltraShort Semiconductors	1,185		UltraShort Semiconductors	315,884

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 417

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		UltraShort Technology	$391,157		UltraShort Technology	$200,997
		UltraShort Utilities	—		UltraShort Utilities	1,003,317
		UltraPro Short Nasdaq Biotechnology	193,450		UltraPro Short Nasdaq Biotechnology	410,276
		UltraPro Short Financial Select Sector	843,800		UltraPro Short Financial Select Sector	283,026
		Short MSCI EAFE	9,642		Short MSCI EAFE	10,288,632
		Short MSCI Emerging Markets	7,377,162		Short MSCI Emerging Markets	36,434,906
		Short FTSE China 50	425,583		Short FTSE China 50	1,879,019
		UltraShort MSCI EAFE	358,757		UltraShort MSCI EAFE	680,457
		UltraShort MSCI Emerging Markets	387,971		UltraShort MSCI Emerging Markets	15,134,984
		UltraShort FTSE Europe	5,581,196		UltraShort FTSE Europe	6,290,044
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	307,479
		UltraShort MSCI Brazil Capped	1,981,345		UltraShort MSCI Brazil Capped	6,765,672
		UltraShort FTSE China 50	11,075,871		UltraShort FTSE China 50	11,846,286
		UltraShort MSCI Japan	1,124,431		UltraShort MSCI Japan	1,871,821
		UltraShort MSCI Mexico Capped IMI	12,730		UltraShort MSCI Mexico Capped IMI	328,958
		Short 7-10 Year Treasury	508		Short 7-10 Year Treasury	1,662,541
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	77,158,042
		Short High Yield	—		Short High Yield	19,292,043
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	206,927
		UltraShort 3-7 Year Treasury	4,340		UltraShort 3-7 Year Treasury	159,709
		UltraShort 7-10 Year Treasury	86,016		UltraShort 7-10 Year Treasury	17,585,894
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	512,293,003
		UltraShort TIPS	42,124		UltraShort TIPS	85,857
		UltraPro Short 20+ Year Treasury	—		UltraPro Short 20+ Year Treasury	12,655,902
		Ultra S&P500®	120,625,957		Ultra S&P500®	262,861
		Ultra QQQ®	28,879,516		Ultra QQQ®	6,615,354
		Ultra Dow30SM	8,334,463		Ultra Dow30SM	3,014,172

418 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Ultra MidCap400	$10,035,019		Ultra MidCap400	$1,225,375
		Ultra Russell2000	6,290,071		Ultra Russell2000	10,070,094
		Ultra SmallCap600	2,630,655		Ultra SmallCap600	—
		UltraPro S&P500®	223,243,047		UltraPro S&P500®	—
		UltraPro QQQ®	412,222,238		UltraPro QQQ®	480,934
		UltraPro Dow30SM	43,651,200		UltraPro Dow30SM	—
		UltraPro MidCap400	8,786,739		UltraPro MidCap400	—
		UltraPro Russell2000	34,600,508		UltraPro Russell2000	11,407
		Ultra Basic Materials	5,464,294		Ultra Basic Materials	3,787,471
		Ultra Nasdaq Biotechnology	62,428,122		Ultra Nasdaq Biotechnology	71,276,055
		Ultra Consumer Goods	2,565,417		Ultra Consumer Goods	89,226
		Ultra Consumer Services	2,525,811		Ultra Consumer Services	345,992
		Ultra Financials	26,296,244		Ultra Financials	44,783,882
		Ultra Gold Miners	1,902,139		Ultra Gold Miners	532,680
		Ultra Junior Miners	43,208		Ultra Junior Miners	414,644
		Ultra Health Care	24,534,166		Ultra Health Care	134,246
		Ultra Homebuilders & Supplies	53,668		Ultra Homebuilders & Supplies	166,291
		Ultra Industrials	1,934,709		Ultra Industrials	—
		Ultra Oil & Gas	16,037,780		Ultra Oil & Gas	3,152,703
		Ultra Oil & Gas Exploration & Production	113,171		Ultra Oil & Gas Exploration & Production	613,869
		Ultra Real Estate	70,399,731		Ultra Real Estate	—
		Ultra S&P Regional Banking	372,474		Ultra S&P Regional Banking	111,216
		Ultra Semiconductors	570,493		Ultra Semiconductors	153,533
		Ultra Technology	23,066,231		Ultra Technology	3,091,999
		Ultra Telecommunications	856,429		Ultra Telecommunications	11,969
		Ultra Utilities	1,186,549		Ultra Utilities	1,018,723
		UltraPro Nasdaq Biotechnology	—		UltraPro Nasdaq Biotechnology	10,745,333
		UltraPro Financial Select Sector	2,575,008		UltraPro Financial Select Sector	3,502
		Ultra MSCI EAFE	18,484		Ultra MSCI EAFE	6,010,622
		Ultra MSCI Emerging Markets	—		Ultra MSCI Emerging Markets	5,870,638

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 419

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Ultra FTSE Europe	$876,883		Ultra FTSE Europe	$2,114,607
		Ultra MSCI Pacific ex-Japan	155,710		Ultra MSCI Pacific ex-Japan	28,093
		Ultra MSCI Brazil Capped	61,209		Ultra MSCI Brazil Capped	4,886,709
		Ultra FTSE China 50	606,915		Ultra FTSE China 50	5,492,427
		Ultra MSCI Japan	2,052,138		Ultra MSCI Japan	—
		Ultra MSCI Mexico Capped IMI	—		Ultra MSCI Mexico Capped IMI	1,359,736
		Ultra 7-10 Year Treasury	337,673		Ultra 7-10 Year Treasury	3,579,946
		Ultra 20+ Year Treasury	1,236,945		Ultra 20+ Year Treasury	66,715
		Ultra High Yield	20,534		Ultra High Yield	63,457
		Ultra Investment Grade Corporate	196,672		Ultra Investment Grade Corporate	—

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2016

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Large Cap Core Plus	$11,480,443	$(8,693,640)
		Hedged FTSE Europe ETF	228,876	120,001
		Hedged FTSE Japan ETF	(2,615,209)	171,886
		High Yield-Interest Rate Hedged	(2,284,942)	387,684
		Investment Grade-Interest Rate Hedged	(7,330,504)	512,144

420 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Hedge Replication ETF	$(677,738)	$(224,370)
		Managed Futures Strategy ETF	(89,194)	75,977
		Merger ETF	113,647	208,121
		RAFI® Long/Short	(5,722,098)	9,197,215
		Inflation Expectations ETF	(506,124)	164,300
		CDS Short North American HY Credit ETF	(46,837)	13,848
		Short S&P500®	(185,831,475)	(29,057,477)
		Short QQQ®	(55,322,279)	10,321,451
		Short Dow30SM	(27,404,240)	6,712,890
		Short MidCap400	(6,655,729)	3,943,892
		Short Russell2000	(6,057,913)	(11,509,830)
		Short SmallCap600	(1,339,884)	1,011,578
		UltraShort S&P500®	(203,631,829)	(20,955,280)
		UltraShort QQQ®	(98,883,903)	36,118,047
		UltraShort Dow30SM	(20,961,315)	(4,215,134)
		UltraShort MidCap400	(2,048,904)	1,556,336
		UltraShort Russell2000	(19,329,090)	21,368,789
		UltraShort SmallCap600	(1,297,969)	835,005
		UltraPro Short S&P500®	(105,314,671)	(17,559,648)
		UltraPro Short QQQ®	(110,945,311)	13,985,825
		UltraPro Short Dow30SM	(38,963,534)	9,096,726
		UltraPro Short MidCap400	(3,128,908)	2,478,593
		UltraPro Short Russell2000	4,060,524	(7,722,324)
		Short Basic Materials	(31,458)	(2,671,082)
		Short Financials	(4,946,121)	607,482
		Short Oil & Gas	(416,394)	542,673
		Short Real Estate	(779,289)	(5,118,781)
		Short S&P Regional Banking	—	(305,083)
		UltraShort Basic Materials	634,645	(2,998,321)
		UltraShort Nasdaq Biotechnology	(1,139,242)	48,789,908
		UltraShort Consumer Goods	(811,063)	382,002
		UltraShort Consumer Services	(3,255,743)	2,889,123
		UltraShort Financials	(11,863,079)	2,803,461
		UltraShort Gold Miners	126,704	(657,656)
		UltraShort Junior Miners	(1,094,676)	(266,721)
		UltraShort Health Care	(2,396,277)	1,941,365
		UltraShort Homebuilders & Supplies	(37,821)	(149,196)
		UltraShort Industrials	(2,734,948)	1,659,957
		UltraShort Oil & Gas	13,805,232	(15,412,527)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 421

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	UltraShort Oil & Gas Exploration & Production	$822,389	$(325,851)
		UltraShort Real Estate	(7,023,194)	(1,546,207)
		UltraShort Semiconductors	(2,443,215)	2,458,553
		UltraShort Technology	(4,525,118)	3,470,115
		UltraShort Utilities	(817,765)	(529,660)
		UltraPro Short Nasdaq Biotechnology	3,196,937	(216,826)
		UltraPro Short Financial Select Sector	(2,151,138)	2,307,895
		Short MSCI EAFE	1,300,958	(5,615,857)
		Short MSCI Emerging Markets	37,653,659	(6,279,223)
		Short FTSE China 50	2,323,169	(520,651)
		UltraShort MSCI EAFE	(733,813)	516,843
		UltraShort MSCI Emerging Markets	6,198,701	(5,671,028)
		UltraShort FTSE Europe	(8,475,332)	7,650,608
		UltraShort MSCI Pacific ex-Japan	350,043	(268,309)
		UltraShort MSCI Brazil Capped	8,748,379	(6,027,417)
		UltraShort FTSE China 50	(8,941,827)	30,455,070
		UltraShort MSCI Japan	(4,228,083)	3,065,650
		UltraShort MSCI Mexico Capped IMI	516,493	(380,869)
		Short 7-10 Year Treasury	(846,197)	(810,965)
		Short 20+ Year Treasury	(71,222,122)	(7,610,736)
		Short High Yield	7,964,552	(16,108,149)
		Short Investment Grade Corporate	(124,293)	(27,167)
		UltraShort 3-7 Year Treasury	(127,358)	(35,305)
		UltraShort 7-10 Year Treasury	(13,339,814)	(5,078,265)
		UltraShort 20+ Year Treasury	(295,844,061)	(252,812,636)
		UltraShort TIPS	292,397	47,498
		UltraPro Short 20+ Year Treasury	(12,491,804)	(22,619,676)
		Ultra S&P500®	24,713,392	(33,321,648)
		Ultra QQQ®	11,374,617	(43,280,515)
		Ultra Dow30SM	24,972,148	(31,457,795)
		Ultra MidCap400	(51,878,854)	49,412,387
		Ultra Russell2000	(44,946,568)	18,796,445
		Ultra SmallCap600	2,935,722	(3,697,899)
		UltraPro S&P500®	58,174,731	(48,100,684)
		UltraPro QQQ®	29,296,317	(1,454,663)
		UltraPro Dow30SM	16,248,697	(6,712,994)
		UltraPro MidCap400	(1,164,577)	(6,234,718)
		UltraPro Russell2000	5,472,597	(22,449,401)
		Ultra Basic Materials	5,351,591	(15,377,228)

422 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Ultra Nasdaq Biotechnology	$(7,189,558)	$(291,454,511)
		Ultra Consumer Goods	1,599,943	(1,241,050)
		Ultra Consumer Services	3,608,732	(4,706,828)
		Ultra Financials	113,916,947	(140,905,020)
		Ultra Gold Miners	564,913	1,179,418
		Ultra Junior Miners	2,342,705	(622,087)
		Ultra Health Care	(4,092,298)	(21,385,329)
		Ultra Homebuilders & Supplies	(91,024)	(112,623)
		Ultra Industrials	2,206,199	(3,599,909)
		Ultra Oil & Gas	(35,680,760)	16,062,916
		Ultra Oil & Gas Exploration & Production	(454,884)	(500,698)
		Ultra Real Estate	4,003,667	14,446,626
		Ultra S&P Regional Banking	(1,054,360)	175,429
		Ultra Semiconductors	(47,866)	(3,891,040)
		Ultra Technology	17,379,942	(29,063,100)
		Ultra Telecommunications	335,933	(293,007)
		Ultra Utilities	3,682,588	(2,172,906)
		UltraPro Nasdaq Biotechnology	(16,975,431)	(10,745,333)
		UltraPro Financial Select Sector	(477,158)	(918,383)
		Ultra MSCI EAFE	(5,497,991)	(2,078,953)
		Ultra MSCI Emerging Markets	(6,985,828)	(6,939,824)
		Ultra FTSE Europe	(171,293)	(6,984,831)
		Ultra MSCI Pacific ex-Japan	(291,414)	(96,664)
		Ultra MSCI Brazil Capped	(8,318,589)	2,730,690
		Ultra FTSE China 50	(4,426,934)	(31,250,632)
		Ultra MSCI Japan	3,960,591	(8,450,973)
		Ultra MSCI Mexico Capped IMI	(776,507)	(581,259)
		Ultra 7-10 Year Treasury	34,306	1,972,172
		Ultra 20+ Year Treasury	5,002,374	(2,062,345)
		Ultra High Yield	(57,910)	(145,481)
		Ultra Investment Grade Corporate	157,254	(895)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2016, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 423

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and Passive Foreign Investment Companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available Tax Equalization is typically applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Ordinary Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2015 and October 31, 2014, were as follows:

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Morningstar Alternatives Solution ETF	$218,180	—	—	$218,180	—	—	—	—
DJ Brookfield Global Infrastructure ETF	517,548	—	$275,770	793,318	$74,726	—	—	$74,726
Global Listed Private Equity ETF	933,569	—	—	933,569	569,118	—	—	569,118
Large Cap Core Plus	7,383,200	—	—	7,383,200	4,182,556	—	—	4,182,556
S&P 500 Dividend Aristocrats ETF	13,201,566	—	—	13,201,566	2,553,630	—	—	2,553,630
S&P MidCap 400 Dividend Aristocrats ETF	90,447	—	—	90,447	—	—	—	—
Russell 2000 Dividend Growers ETF	74,208	—	—	74,208	—	—	—	—
MSCI EAFE Dividend Growers ETF	201,732	—	—	201,732	8,529	—	—	8,529
Hedged FTSE Europe ETF	50,900	—	—	50,900	—	—	—	—
Hedged FTSE Japan ETF	4,060	—	—	4,060	—	—	—	—
High Yield-Interest Rate Hedged	7,424,502	—	—	7,424,502	5,712,512	—	—	5,712,512
Investment Grade-Interest Rate Hedged	4,798,607	—	—	4,798,607	2,172,185	—	—	2,172,185
USD Covered Bond	75,326	—	—	75,326	62,673	—	—	62,673
German Sovereign/ Sub-Sovereign ETF	—	—	4,155	4,155	55,853	—	—	55,853
Short Term USD Emerging Markets Bond ETF	400,510	—	—	400,510	392,481	—	—	392,481
Merger ETF	22,286	—	—	22,286	34,972	—	—	34,972
RAFI® Long/Short	722,938	—	—	722,938	693,801	—	—	693,801
Inflation Expectations ETF	28,825	—	—	28,825	67,926	—	$5,387	73,313
Ultra S&P500®	10,323,024	—	—	10,323,024	6,927,204	—	—	6,927,204
Ultra QQQ®	1,226,087	—	—	1,226,087	1,204,070	—	—	1,204,070
Ultra Dow30SM	3,605,995	—	—	3,605,995	2,112,205	—	—	2,112,205

424 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Russell2000	$537,383	—	—	$537,383	—	—	—	—
UltraPro S&P500®	2,234,340	—	—	2,234,340	$860,386	—	—	$860,386
UltraPro QQQ®	324,826	—	—	324,826	88,052	—	—	88,052
UltraPro Dow30SM	269,801	—	—	269,801	606,061	—	—	606,061
UltraPro MidCap400	56,325	—	—	56,325	—	—	—	—
Ultra Basic Materials	225,996	—	—	225,996	2,328,960	$2,465,776	—	4,794,736
Ultra Consumer Goods	110,174	—	—	110,174	129,056	—	—	129,056
Ultra Consumer Services	47,351	—	—	47,351	32,474	—	—	32,474
Ultra Financials	5,073,455	—	—	5,073,455	4,334,930	—	—	4,334,930
Ultra Health Care	295,802	—	—	295,802	238,227	—	—	238,227
Ultra Industrials	121,597	—	—	121,597	94,272	—	—	94,272
Ultra Oil & Gas	1,542,465	—	—	1,542,465	742,948	—	—	742,948
Ultra Oil & Gas Exploration & Production	—	—	$551	551	—	—	—	—
Ultra Real Estate	2,208,263	—	—	2,208,263	3,326,861	—	—	3,326,861
Ultra S&P Regional Banking	86,047	—	—	86,047	45,327	—	—	45,327
Ultra Semiconductors	300,498	—	—	300,498	199,645	—	—	199,645
Ultra Technology	300,322	—	—	300,322	215,213	—	—	215,213
Ultra Telecommunications	60,531	—	15,109	75,640	69,724	—	—	69,724
Ultra Utilities	613,328	—	—	613,328	453,444	—	—	453,444
UltraPro Financial Select Sector	40,033	—	—	40,033	107,308	—	—	107,308
Ultra 7-10 Year Treasury	1,055,880	—	—	1,055,880	3,149,248	—	—	3,149,248
Ultra 20+ Year Treasury	780,896	—	—	780,896	223,130	—	—	223,130
Ultra High Yield	61,066	—	—	61,066	8,836	—	—	8,836
Ultra Investment Grade Corporate	30,903	—	—	30,903	3,648	—	—	3,648

At October 31, 2015 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Morningstar Alternatives Solution ETF	—	—	$(286,012)	$(1,121,719)
DJ Brookfield Global Infrastructure ETF	—	—	—	(2,478,773)
Global Listed Private Equity ETF	$812,957	—	(534,086)	(1,193,701)
Large Cap Core Plus	336,462	—	(7,308,186)	22,451,281
S&P 500 Dividend Aristocrats ETF	1,380,751	—	(1,008,496)	29,180,566
S&P MidCap 400 Dividend Aristocrats ETF	15,785	—	(40,489)	(240,336)
Russell 2000 Dividend Growers ETF	14,301	—	—	(209,702)
MSCI EAFE Dividend Growers ETF	44,889	—	(62,433)	(940,753)
MSCI Europe Dividend Growers ETF	13,638	—	(333)	85,611
S&P 500® Ex-Energy ETF	6,012	—	(777)	274,235
S&P 500® Ex-Financials ETF	5,809	—	(976)	287,036
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 425

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
S&P 500® Ex-Health Care ETF	$6,501	—	$(835)	$311,865
S&P 500® Ex-Technology ETF	5,443	—	(936)	252,308
Hedged FTSE Europe ETF	192,152	—	(279,691)	(1,121,568)
Hedged FTSE Japan ETF	541,274	—	(1,213,794)	(961,047)
High Yield-Interest Rate Hedged	307,770	—	(16,159,312)	(10,034,763)
Investment Grade-Interest Rate Hedged	369,397	—	(11,373,159)	(2,314,228)
USD Covered Bond	10,349	—	(1,886)	13,675
German Sovereign/Sub-Sovereign ETF	—	—	(10,581)	(495,619)
Short Term USD Emerging Markets Bond ETF	24,291	—	(320,579)	18,489
Hedge Replication ETF	—	—	(412,025)	2,164,573
Merger ETF	—	—	(524,790)	50,398
RAFI® Long/Short	9,858	—	(4,537,638)	(10,464,989)
Inflation Expectations ETF	22,994	—	(1,171,934)	(255,690)
CDS Short North American HY Credit ETF	—	—	(162,006)	(234,042)
Short S&P500®	—	—	(2,290,277,581)	(186,823,919)
Short QQQ®	—	—	(326,282,853)	(62,146,664)
Short Dow30SM	—	—	(281,200,961)	(39,215,901)
Short MidCap400	—	—	(56,630,474)	(6,432,988)
Short Russell2000	—	—	(478,444,176)	(22,782,275)
Short SmallCap600	—	—	(50,769,433)	(1,427,588)
UltraShort S&P500®	—	—	(5,827,807,737)	(267,876,132)
UltraShort QQQ®	—	—	(1,887,867,058)	(129,024,422)
UltraShort Dow30SM	—	—	(908,723,459)	(45,990,252)
UltraShort MidCap400	—	—	(132,271,626)	(2,406,994)
UltraShort Russell2000	—	—	(1,138,461,936)	(11,326,370)
UltraShort SmallCap600	—	—	(52,350,242)	(1,350,135)
UltraPro Short S&P500®	—	—	(1,324,055,643)	(126,605,847)
UltraPro Short QQQ®	—	—	(476,714,285)	(155,271,446)
UltraPro Short Dow30SM	—	—	(149,919,299)	(50,863,006)
UltraPro Short MidCap400	—	—	(22,729,035)	(1,222,456)
UltraPro Short Russell2000	—	—	(157,789,288)	(13,615,544)
Short Basic Materials	—	—	(3,723,283)	(33,012)
Short Financials	—	—	(145,113,111)	(4,438,527)
Short Oil & Gas	—	—	(9,128,379)	(431,119)
Short Real Estate	—	—	(19,390,058)	(6,121,743)
Short S&P Regional Banking	—	—	(11,833,947)	(77,312)
UltraShort Basic Materials	—	—	(278,141,798)	(6,309,844)
UltraShort Nasdaq Biotechnology	—	—	(26,610,098)	(25,793,456)
UltraShort Consumer Goods	—	—	(23,149,306)	(664,276)
UltraShort Consumer Services	—	—	(95,890,501)	(3,075,703)
UltraShort Financials	—	—	(1,543,751,893)	(13,830,455)
UltraShort Gold Miners	—	—	—	585,420
UltraShort Junior Miners	—	—	(1,232,550)	1,245,668
UltraShort Health Care	—	—	(19,168,713)	(2,317,611)
UltraShort Homebuilders & Supplies	—	—	(44,155)	(39,886)
UltraShort Industrials	—	—	(50,060,742)	(2,616,263)
UltraShort Oil & Gas	—	—	(282,267,550)	(2,723,737)

426 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Oil & Gas Exploration & Production	—	—	$(352,273)	$560,511
UltraShort Real Estate	—	—	(3,378,011,873)	(12,639,889)
UltraShort Semiconductors	—	—	(75,493,814)	(2,190,927)
UltraShort Technology	—	—	(71,287,382)	(4,271,137)
UltraShort Utilities	—	—	(17,097,568)	(829,802)
UltraPro Short Nasdaq Biotechnology	—	—	(1,405,578)	1,511,112
UltraPro Short Financial Select Sector	—	—	(3,928,389)	(2,075,149)
Short MSCI EAFE	—	—	(146,432,754)	(8,097,642)
Short MSCI Emerging Markets	—	—	(174,908,569)	(53,913,930)
Short FTSE China 50	—	—	(8,100,146)	(878,647)
UltraShort MSCI EAFE	—	—	(94,447,390)	(672,469)
UltraShort MSCI Emerging Markets	—	—	(695,626,538)	(13,677,713)
UltraShort FTSE Europe	—	—	(217,494,315)	(7,717,857)
UltraShort MSCI Pacific ex-Japan	—	—	(6,199,415)	22,726
UltraShort MSCI Brazil Capped	—	—	(3,355,518)	6,110,751
UltraShort FTSE China 50	—	—	(738,819,779)	(25,458,153)
UltraShort MSCI Japan	—	—	(26,596,591)	(4,133,153)
UltraShort MSCI Mexico Capped IMI	—	—	(13,533,877)	139,883
Short 7-10 Year Treasury	—	—	(8,053,540)	(1,205,912)
Short 20+ Year Treasury	—	—	(613,424,383)	(87,486,210)
Short High Yield	—	—	(16,555,929)	(2,944,250)
Short Investment Grade Corporate	—	—	(1,018,335)	(190,882)
UltraShort 3-7 Year Treasury	—	—	(1,146,024)	(167,950)
UltraShort 7-10 Year Treasury	—	—	(289,773,393)	(17,067,570)
UltraShort 20+ Year Treasury	—	—	(5,592,276,834)	(400,587,693)
UltraShort TIPS	—	—	(1,562,786)	331,006
UltraPro Short 20+ Year Treasury	—	—	(80,291,730)	339,923
Ultra S&P500®	—	—	—	112,665,853
Ultra QQQ®	—	—	(7,412,062)	112,422,079
Ultra Dow30SM	—	—	(133,779,506)	28,881,275
Ultra MidCap400	—	—	(128,238,290)	(60,115,695)
Ultra Russell2000	—	—	(172,453,166)	(38,092,293)
Ultra SmallCap600	—	—	(890,505)	5,249,030
UltraPro S&P500®	—	—	—	243,252,558
UltraPro QQQ®	—	—	(2,020,596)	574,057,343
UltraPro Dow30SM	—	—	(1,435,832)	48,035,611
UltraPro MidCap400	—	—	(1,928,246)	11,651,981
UltraPro Russell2000	—	—	—	37,649,130
Ultra Basic Materials	—	—	(2,911,310)	(2,571,769)
Ultra Nasdaq Biotechnology	—	—	(190,914,237)	270,611,708
Ultra Consumer Goods	—	—	—	4,131,342
Ultra Consumer Services	—	—	(373,817)	8,273,691
Ultra Financials	$95,192	—	(2,029,992,284)	144,348,306
Ultra Gold Miners	—	—	(855,838)	(501,710)
Ultra Junior Miners	—	—	(1,044,857)	(508,891)
Ultra Health Care	—	—	(9,711,028)	55,255,803
Ultra Homebuilders & Supplies	—	—	(97,217)	(65,724)
Ultra Industrials	—	—	(860,259)	4,723,228

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 427

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Oil & Gas	—	—	$(25,775,162)	$(36,903,422)
Ultra Oil & Gas Exploration & Production	—	—	(626,626)	(578,760)
Ultra Real Estate	—	—	—	83,504,361
Ultra S&P Regional Banking	$4,311	—	(643,261)	1,031,214
Ultra Semiconductors	—	—	(1,554,350)	294,187
Ultra Technology	—	—	(7,027,169)	54,400,349
Ultra Telecommunications	—	—	(385,489)	1,195,157
Ultra Utilities	—	—	(6,269,560)	(379,880)
UltraPro Nasdaq Biotechnology	—	—	(20,560,968)	2,105,521
UltraPro Financial Select Sector	—	—	(165,340)	4,211,715
Ultra MSCI EAFE	—	—	(3,517,052)	(3,899,633)
Ultra MSCI Emerging Markets	—	—	(3,860,776)	(10,097,058)
Ultra FTSE Europe	—	—	(1,703,513)	1,263,122
Ultra MSCI Pacific ex-Japan	—	—	(14,227)	(32,621)
Ultra MSCI Brazil Capped	—	—	(15,489,728)	(6,320,913)
Ultra FTSE China 50	—	—	(7,406,310)	2,275,191
Ultra MSCI Japan	—	—	(289,447)	7,583,869
Ultra MSCI Mexico Capped IMI	—	—	(953,703)	(623,888)
Ultra 7-10 Year Treasury	29,882	—	(125,073,313)	(5,451,035)
Ultra 20+ Year Treasury	86,197	—	(2,333,415)	4,334,653
Ultra High Yield	5,529	—	(52,316)	(167,111)
Ultra Investment Grade Corporate	2,421	—	(15,246)	163,207

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in the following reclassifications, as of October 31, 2015 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Morningstar Alternatives Solution ETF	$(45,478)	$(115,833)	$161,311
DJ Brookfield Global Infrastructure ETF	(192,351)	455,331	(262,980)
Global Listed Private Equity ETF	404,530	(309,356)	(95,174)
Large Cap Core Plus	—	(10,615,514)	10,615,514
S&P 500 Dividend Aristocrats ETF	—	(8,211,303)	8,211,303
S&P MidCap 400 Dividend Aristocrats ETF	—	(427,674)	427,674
Russell 2000 Dividend Growers ETF	—	(192,269)	192,269
MSCI EAFE Dividend Growers ETF	(311)	311	—
MSCI Europe Dividend Growers ETF	(71)	71	—
Hedged FTSE Europe ETF	143,359	(143,359)	—
Hedged FTSE Japan ETF	360,384	(360,384)	—
Investment Grade-Interest Rate Hedged	—	(455,740)	455,740
German Sovereign/Sub-Sovereign ETF	(18,424)	483,156	(464,732)
Hedge Replication ETF	97,764	(215,755)	117,991
Merger ETF	(5,869)	1,750	4,119
RAFI® Long/Short	—	(942,992)	942,992
Inflation Expectations ETF	25,958	(25,958)	—
CDS Short North American HY Credit ETF	331,950	(331,950)	—
Short S&P500®	13,991,111	—	(13,991,111)

428 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Short QQQ®	$2,012,715	—	$(2,012,715)
Short Dow30SM	2,544,612	—	(2,544,612)
Short MidCap400	655,011	—	(655,011)
Short Russell2000	5,982,332	—	(5,982,332)
Short SmallCap600	90,219	—	(90,219)
UltraShort S&P500®	12,771,730	—	(12,771,730)
UltraShort QQQ®	3,343,425	—	(3,343,425)
UltraShort Dow30SM	2,023,232	—	(2,023,232)
UltraShort MidCap400	109,585	—	(109,585)
UltraShort Russell2000	2,468,394	—	(2,468,394)
UltraShort SmallCap600	63,852	—	(63,852)
UltraPro Short S&P500®	4,567,052	—	(4,567,052)
UltraPro Short QQQ®	2,531,643	—	(2,531,643)
UltraPro Short Dow30SM	1,078,508	—	(1,078,508)
UltraPro Short MidCap400	70,920	—	(70,920)
UltraPro Short Russell2000	724,179	—	(724,179)
Short Basic Materials	12,041	—	(12,041)
Short Financials	202,122	—	(202,122)
Short Oil & Gas	16,914	—	(16,914)
Short Real Estate	267,675	—	(267,675)
Short S&P Regional Banking	15,050	—	(15,050)
UltraShort Basic Materials	141,085	—	(141,085)
UltraShort Nasdaq Biotechnology	480,144	—	(480,144)
UltraShort Consumer Goods	39,812	—	(39,812)
UltraShort Consumer Services	67,451	—	(67,451)
UltraShort Financials	715,666	—	(715,666)
UltraShort Gold Miners	18,291	$(133,434)	115,143
UltraShort Health Care	24,089	—	(24,089)
UltraShort Industrials	47,903	—	(47,903)
UltraShort Oil & Gas	460,359	—	(460,359)
UltraShort Real Estate	410,818	—	(410,818)
UltraShort Semiconductors	41,949	—	(41,949)
UltraShort Technology	46,385	—	(46,385)
UltraShort Utilities	44,591	—	(44,591)
UltraPro Short Financial Select Sector	35,057	—	(35,057)
Short MSCI EAFE	1,486,291	—	(1,486,291)
Short MSCI Emerging Markets	2,270,504	—	(2,270,504)
Short FTSE China 50	106,054	—	(106,054)
UltraShort MSCI EAFE	50,340	—	(50,340)
UltraShort MSCI Emerging Markets	454,809	—	(454,809)
UltraShort FTSE Europe	331,072	—	(331,072)
UltraShort MSCI Pacific ex-Japan	17,894	—	(17,894)
UltraShort MSCI Brazil Capped	184,998	—	(184,998)
UltraShort FTSE China 50	835,761	—	(835,761)
UltraShort MSCI Japan	108,138	—	(108,138)
UltraShort MSCI Mexico Capped IMI	10,101	—	(10,101)
Short 7-10 Year Treasury	668,617	—	(668,617)
Short 20+ Year Treasury	13,575,939	—	(13,575,939)
Short High Yield	516,970	—	(516,970)
Short Investment Grade Corporate	38,368	—	(38,368)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 429

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort 3-7 Year Treasury	$36,670	—	$(36,670)
UltraShort 7-10 Year Treasury	2,749,242	—	(2,749,242)
UltraShort 20+ Year Treasury	37,038,529	—	(37,038,529)
UltraShort TIPS	116,821	—	(116,821)
UltraPro Short 20+ Year Treasury	1,082,622	—	(1,082,622)
Ultra S&P500®	(6,974,905)	$(186,284,830)	193,259,735
Ultra QQQ®	574,526	(110,468,817)	109,894,291
Ultra Dow30SM	33,656	(24,811,242)	24,777,586
Ultra MidCap400	144,500	(13,003,602)	12,859,102
Ultra Russell2000	182,088	(2,272,331)	2,090,243
Ultra SmallCap600	21,711	(294,478)	272,767
UltraPro S&P500®	(1,691,453)	(129,458,496)	131,149,949
UltraPro QQQ®	324,826	(287,331,852)	287,007,026
UltraPro Dow30SM	(797,095)	(14,012,291)	14,809,386
UltraPro MidCap400	5,042	(2,080,035)	2,074,993
UltraPro Russell2000	648,032	(21,526,016)	20,877,984
Ultra Basic Materials	(234,129)	1,220,848	(986,719)
Ultra Nasdaq Biotechnology	2,401,744	(83,289,751)	80,888,007
Ultra Consumer Goods	(61,946)	(1,933,232)	1,995,178
Ultra Consumer Services	2,208	(2,188,978)	2,186,770
Ultra Financials	—	(31,530,366)	31,530,366
Ultra Gold Miners	—	23,650	(23,650)
Ultra Health Care	129,764	(7,148,104)	7,018,340
Ultra Industrials	(24,748)	(651,429)	676,177
Ultra Oil & Gas	(746,357)	(4,556,330)	5,302,687
Ultra Real Estate	(518,916)	(55,124,204)	55,643,120
Ultra S&P Regional Banking	—	(411,411)	411,411
Ultra Semiconductors	5,366	(4,976,732)	4,971,366
Ultra Technology	73,177	(1,826,126)	1,752,949
Ultra Utilities	5,991	(1,105,047)	1,099,056
UltraPro Nasdaq Biotechnology	35	(314,135)	314,100
UltraPro Financial Select Sector	(5,829)	(730,282)	736,111
Ultra MSCI EAFE	337,762	—	(337,762)
Ultra MSCI Emerging Markets	383,919	—	(383,919)
Ultra FTSE Europe	234,566	—	(234,566)
Ultra MSCI Pacific ex-Japan	20,203	(327,288)	307,085
Ultra MSCI Brazil Capped	71,217	—	(71,217)
Ultra FTSE China 50	402,370	—	(402,370)
Ultra MSCI Japan	253,402	—	(253,402)
Ultra MSCI Mexico Capped IMI	56,864	—	(56,864)
Ultra 7-10 Year Treasury	—	4,066,111	(4,066,111)
Ultra Investment Grade Corporate	186	—	(186)

As of October 31, 2015 (the Funds' tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

430 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At October 31, 2015, the following Funds had available CLCFs:

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
Morningstar Alternatives Solution ETF	—	—	—	—	$286,012	$286,012
Global Listed Private Equity ETF	—	—	—	—	534,086	534,086
Large Cap Core Plus	—	—	—	—	7,308,186	7,308,186
S&P 500 Dividend Aristocrats ETF	—	—	—	—	1,008,496	1,008,496
S&P MidCap 400 Dividend Aristocrats ETF	—	—	—	—	40,489	40,489
MSCI EAFE Dividend Growers ETF	—	—	—	—	62,433	62,433
MSCI Europe Dividend Growers ETF	—	—	—	—	333	333
S&P 500® Ex-Energy ETF	—	—	—	—	777	777
S&P 500® Ex-Financials ETF	—	—	—	—	976	976
S&P 500® Ex-Health Care ETF	—	—	—	—	835	835
S&P 500® Ex-Technology ETF	—	—	—	—	936	936
Hedged FTSE Europe ETF	—	—	—	—	279,691	279,691
Hedged FTSE Japan ETF	—	—	—	—	1,213,794	1,213,794
High Yield-Interest Rate Hedged	—	—	—	—	16,159,312	16,159,312
Investment Grade-Interest Rate Hedged	—	—	—	—	11,373,159	11,373,159
USD Covered Bond	—	—	—	—	1,886	1,886
German Sovereign/Sub-Sovereign ETF	—	—	—	—	10,581	10,581
Short Term USD Emerging Markets Bond ETF	—	—	—	—	320,579	320,579
Hedge Replication ETF	—	—	—	—	209,900	209,900
Merger ETF	—	—	—	—	522,857	522,857
RAFI® Long/Short	—	—	—	$1,128,449	3,409,189	4,537,638
Inflation Expectations ETF	—	—	—	—	1,171,934	1,171,934
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	1,307,632,122	2,278,980,491
Short QQQ®	—	46,413,351	59,184,627	61,405,117	157,613,812	324,616,907
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	141,137,894	279,125,921
Short MidCap400	—	14,091,075	16,663,813	4,855,600	20,832,959	56,443,447
Short Russell2000	—	30,602,995	85,827,210	47,621,957	311,429,095	475,481,257
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	27,279,264	50,652,263
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	2,369,118,626	5,818,574,565
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	650,497,838	1,885,372,296
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	291,542,273	907,141,767
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	39,245,231	132,212,453
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	458,327,427	1,137,117,936
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	17,129,124	52,315,935
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	1,071,680,127	1,320,537,958
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	427,581,170	474,505,562
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	135,198,763	149,038,417
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	18,539,919	22,685,704

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 431

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
UltraPro Short Russell2000	—	—	$13,054,940	$5,215,974	$138,972,374	$157,243,288
Short Basic Materials	—	—	429,630	—	3,284,059	3,713,689
Short Financials	—	$46,207,656	34,680,899	—	64,058,518	144,947,073
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	2,716,334	9,081,851
Short Real Estate	—	—	3,968,005	433,111	14,640,730	19,041,846
Short S&P Regional Banking	—	—	475,909	8,353,085	2,995,095	11,824,089
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	65,078,599	278,027,822
UltraShort Nasdaq Biotechnology	—	—	416,580	—	25,370,282	25,786,862
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	5,313,829	23,130,015
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	13,541,620	95,861,764
UltraShort Financials	—	884,851,934	249,724,456	—	408,761,082	1,543,337,472
UltraShort Junior Miners	—	—	—	—	1,212,832	1,212,832
UltraShort Health Care	—	10,002,522	2,787,142	767,590	5,592,448	19,149,702
UltraShort Homebuilders & Supplies	—	—	—	—	37,821	37,821
UltraShort Industrials	—	17,061,076	21,300,428	—	11,661,419	50,022,923
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	75,028,468	281,890,009
UltraShort Oil & Gas Exploration & Production	—	—	—	—	342,681	342,681
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	173,361,681	3,377,779,185
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	17,222,237	75,463,311
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	10,705,071	71,232,014
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	4,549,324	17,045,959
UltraPro Short Nasdaq Biotechnology	—	—	—	—	1,388,786	1,388,786
UltraPro Short Financial Select Sector	—	—	—	—	3,896,089	3,896,089
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	94,204,547	145,860,000
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	44,817,193	172,381,390
Short FTSE China 50	—	—	1,040,187	—	7,004,219	8,044,406
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	15,530,525	94,406,793
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	105,780,155	695,255,345
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	169,910,069	217,228,374
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	1,633,817	6,190,225
UltraShort MSCI Brazil Capped	—	—	3,153,137	—	—	3,153,137
UltraShort FTSE China 50	—	431,145,308	131,146,062	—	176,103,549	738,394,919
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	10,750,612	26,499,540
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	2,130,221	13,524,655

432 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
Short 7-10 Year Treasury	—	$—	$—	$—	$7,727,775	$7,727,775
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	465,169,313	606,386,844
Short High Yield	—	—	—	—	15,972,898	15,972,898
Short Investment Grade Corporate	—	—	—	—	996,603	996,603
UltraShort 3-7 Year Treasury	—	—	—	—	1,121,165	1,121,165
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	110,203,237	288,047,695
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	4,240,744,654	5,570,608,181
UltraShort TIPS	—	—	—	—	1,489,158	1,489,158
UltraPro Short 20+ Year Treasury	—	—	—	—	79,508,147	79,508,147
Ultra QQQ®	—	—	7,412,062	—	—	7,412,062
Ultra Dow30SM	—	133,779,506	—	—	—	133,779,506
Ultra MidCap400	—	—	—	—	128,238,290	128,238,290
Ultra Russell2000	—	5,956,450	—	—	166,496,716	172,453,166
Ultra SmallCap600	—	—	—	—	867,190	867,190
UltraPro Dow30SM	—	—	—	—	1,435,832	1,435,832
UltraPro MidCap400	—	—	—	—	1,891,187	1,891,187
Ultra Basic Materials	—	—	—	—	2,911,310	2,911,310
Ultra Nasdaq Biotechnology	—	—	—	—	185,647,344	185,647,344
Ultra Consumer Services	—	—	—	—	373,817	373,817
Ultra Financials	574,275,669	1,407,263,015	—	48,453,600	—	2,029,992,284
Ultra Gold Miners	—	—	—	—	842,835	842,835
Ultra Junior Miners	—	—	—	—	1,027,140	1,027,140
Ultra Health Care	—	—	—	—	(9,711,028)	(9,711,028)
Ultra Homebuilders & Supplies	—	—	—	—	92,222	92,222
Ultra Industrials	—	—	—	—	860,259	860,259
Ultra Oil & Gas	—	—	—	—	25,775,162	25,775,162
Ultra Oil & Gas Exploration & Production	—	—	—	—	626,101	626,101
Ultra S&P Regional Banking	—	—	—	—	643,261	643,261
Ultra Semiconductors	—	1,554,350	—	—	—	1,554,350
Ultra Technology	—	—	—	—	7,027,169	7,027,169
Ultra Telecommunications	—	—	—	—	385,489	385,489
Ultra Utilities	—	5,859,985	—	—	409,575	6,269,560
UltraPro Nasdaq Biotechnology	—	—	—	—	20,480,522	20,480,522
UltraPro Financial Select Sector	—	—	—	—	165,340	165,340
Ultra MSCI EAFE	—	—	—	—	3,406,519	3,406,519
Ultra MSCI Emerging Markets	—	—	—	—	3,626,907	3,626,907
Ultra FTSE Europe	—	—	—	—	1,455,048	1,455,048
Ultra MSCI Brazil Capped	—	—	542,934	628,038	14,268,668	15,439,640
Ultra FTSE China 50	—	—	173,812	—	6,818,283	6,992,095
Ultra MSCI Japan	—	—	—	—	117,116	117,116

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 433

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
Ultra MSCI Mexico Capped IMI	—	—	—	$77,432	$842,529	$919,961
Ultra 7-10 Year Treasury	—	—	—	—	125,073,313	125,073,313
Ultra 20+ Year Treasury	—	—	—	—	2,333,415	2,333,415
Ultra High Yield	—	—	—	—	52,316	52,316
Ultra Investment Grade Corporate	—	—	—	—	15,246	15,246

At October 31, 2015, the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2015:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
S&P 500 Dividend Aristocrats ETF	$228,306	—
Hedge Replication ETF	—	$202,125
Merger ETF	—	1,933
RAFI® Long/Short	2,881,151	—
CDS Short North American HY Credit ETF	—	162,006
Short S&P500®	—	11,297,090
Short QQQ®	—	1,665,946
Short Dow30SM	—	2,075,040
Short MidCap400	—	187,027
Short Russell2000	—	2,962,919
Short SmallCap600	—	117,170
UltraShort S&P500®	—	9,233,172
UltraShort QQQ®	—	2,494,762
UltraShort Dow30SM	—	1,581,692
UltraShort MidCap400	—	59,173
UltraShort Russell2000	—	1,344,000
UltraShort SmallCap600	—	34,307
UltraPro Short S&P500®	—	3,517,685
UltraPro Short QQQ®	—	2,208,723
UltraPro Short Dow30SM	—	880,882
UltraPro Short MidCap400	—	43,331
UltraPro Short Russell2000	—	546,000
Short Basic Materials	—	9,594
Short Financials	—	166,038
Short Oil & Gas	—	46,528
Short Real Estate	—	348,212
Short S&P Regional Banking	37,452	9,858
UltraShort Basic Materials	3,213,494	113,976
UltraShort Nasdaq Biotechnology	—	823,236
UltraShort Consumer Goods	—	19,291
UltraShort Consumer Services	—	28,737
UltraShort Financials	—	414,421
UltraShort Junior Miners	—	19,718
UltraShort Health Care	—	19,011
UltraShort Homebuilders & Supplies	—	6,334
UltraShort Industrials	—	37,819
UltraShort Oil & Gas	9,875,022	377,541
UltraShort Oil & Gas Exploration & Production	—	9,592

434 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraShort Real Estate	—	$232,688
UltraShort Semiconductors	—	30,503
UltraShort Technology	—	55,368
UltraShort Utilities	—	51,609
UltraPro Short Nasdaq Biotechnology	—	16,792
UltraPro Short Financial Select Sector	—	32,300
Short MSCI EAFE	—	572,754
Short MSCI Emerging Markets	$54,952,123	2,527,179
Short FTSE China 50	64,281	55,740
UltraShort MSCI EAFE	—	40,597
UltraShort MSCI Emerging Markets	9,040,530	371,193
UltraShort FTSE Europe	—	265,941
UltraShort MSCI Pacific ex-Japan	120,975	9,190
UltraShort MSCI Brazil Capped	11,977,437	202,381
UltraShort FTSE China 50	—	424,860
UltraShort MSCI Japan	—	97,051
UltraShort MSCI Mexico Capped IMI	—	9,222
Short 7-10 Year Treasury	—	325,765
Short 20+ Year Treasury	—	7,037,539
Short High Yield	—	583,031
Short Investment Grade Corporate	—	21,732
UltraShort 3-7 Year Treasury	—	24,859
UltraShort 7-10 Year Treasury	—	1,725,698
UltraShort 20+ Year Treasury	—	21,668,653
UltraShort TIPS	—	73,628
UltraPro Short 20+ Year Treasury	—	783,583
Ultra QQQ®	200,449,275	—
Ultra Dow30SM	16,665,861	—
Ultra SmallCap600	—	23,315
UltraPro QQQ®	—	2,020,596
UltraPro MidCap400	—	37,059
Ultra Nasdaq Biotechnology	—	5,266,893
Ultra Financials	94,726,594	—
Ultra Gold Miners	—	13,003
Ultra Junior Miners	—	17,717
Ultra Homebuilders & Supplies	—	4,995
Ultra Oil & Gas Exploration & Production	—	525
Ultra Semiconductors	4,509,375	—
UltraPro Nasdaq Biotechnology	—	80,446
Ultra MSCI EAFE	—	110,533
Ultra MSCI Emerging Markets	—	233,869
Ultra FTSE Europe	—	248,465
Ultra MSCI Pacific ex-Japan	—	14,227
Ultra MSCI Brazil Capped	—	50,088
Ultra FTSE China 50	753,907	414,215
Ultra MSCI Japan	—	172,331
Ultra MSCI Mexico Capped IMI	—	33,742
Ultra 20+ Year Treasury	1,096,696	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 435

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund which is subject to an expense limitation, as outlined in the table below, (the "Capped Funds") pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Capped Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund . These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

The Advisor also serves as the investment adviser to each Fund which is not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a fee at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses, future distribution fees or expenses (if any), and extraordinary expenses.

For the year ended May 31, 2016, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Morningstar Alternatives Solution ETF**	0.07%	0.10%	$18,099	$25,855	$82,886	0.95%	September 30, 2016
DJ Brookfield Global Infrastructure ETF	0.45	0.10	110,507	24,557	86,759	0.45	September 30, 2016
Global Listed Private Equity ETF	0.50	0.10	61,672	12,334	85,751	0.60	September 30, 2016
Large Cap Core Plus	0.75	0.10	2,116,337	—	—	0.45	September 30, 2016
S&P 500 Dividend Aristocrats ETF	0.35	0.10	2,220,348	—	—	0.35	September 30, 2016
S&P MidCap 400 Dividend Aristocrats ETF	0.40	0.10	79,215	19,804	25,877	0.40	September 30, 2016
Russell 2000 Dividend Growers ETF	0.40	0.10	81,695	20,424	1,250	0.40	September 30, 2016
MSCI EAFE Dividend Growers ETF	0.50	0.10	87,920	17,584	58,827	0.50	September 30, 2016
MSCI Europe Dividend Growers ETF	0.55	0.10	14,027	2,552	52,484	0.55	September 30, 2016
MSCI Emerging Markets Dividend Growers ETF	0.60	0.10	11,375	1,896	44,458	0.60	September 30, 2017
S&P 500® Ex-Energy ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Financials ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Health Care ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Technology ETF***	0.27	—	—	—	—	—	—
Hedged FTSE Europe ETF***	0.27	—	—	—	—	—	—
436 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Hedged FTSE Japan ETF***	0.23%	—	—	—	—	—	—
High Yield-Interest Rate Hedged	0.50	0.10%	$369,697	—	—	0.50%	September 30, 2016
Investment Grade-Interest Rate Hedged	0.30	0.10	436,366	$11,480	—	0.30	September 30, 2016
USD Covered Bond	0.35	0.10	23,090	6,597	$121,249	0.35	September 30, 2016
German Sovereign/Sub-Sovereign ETF	0.35	0.10	12,764	3,647	135,377	0.45	September 30, 2016
Short Term USD Emerging Markets Bond ETF	0.50	0.10	29,729	5,958	101,785	0.50	September 30, 2016
Hedge Replication ETF	0.75	0.10	299,949	39,993	120,543	0.95	September 30, 2016
Managed Futures Strategy ETF***	0.75	—	—	—	—	—	—
Merger ETF	0.75	0.10	52,794	7,039	104,445	0.75	September 30, 2016
RAFI® Long/Short	0.75	0.10	189,567	—	—	0.95	September 30, 2017
Inflation Expectations ETF	0.55	0.10	17,946	3,263	111,809	0.75	September 30, 2017
CDS Short North American HY Credit ETF	0.65	0.10	40,605	6,247	36,164	0.50	September 30, 2016
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
Short QQQ®	0.75	0.10	254,981	—	—	0.95	September 30, 2016
Short Dow30SM	0.75	0.10	79,838	—	—	0.95	September 30, 2016
Short MidCap400	0.75	0.10	74,195	—	—	0.95	September 30, 2016
Short Russell2000	0.75	0.10	320,444	—	—	0.95	September 30, 2016
Short SmallCap600	0.75	0.10	82,130	—	—	0.95	September 30, 2016
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraShort QQQ®	0.75	0.10	291,129	—	—	0.95	September 30, 2016
UltraShort Dow30SM	0.75	0.10	95,480	—	—	0.95	September 30, 2016
UltraShort MidCap400	0.75	0.10	62,792	8,374	18,073	0.95	September 30, 2016
UltraShort Russell2000	0.75	0.10	182,230	—	—	0.95	September 30, 2016
UltraShort SmallCap600	0.75	0.10	34,384	4,586	49,876	0.95	September 30, 2016
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraPro Short QQQ®	0.75	0.10	290,264	—	—	0.95	September 30, 2016
UltraPro Short Dow30SM	0.75	0.10	84,522	—	—	0.95	September 30, 2016
UltraPro Short MidCap400	0.75	0.10	38,020	5,071	46,989	0.95	September 30, 2016
UltraPro Short Russell2000	0.75	0.10	121,880	—	—	0.95	September 30, 2016
Short Basic Materials	0.75	0.10	51,262	6,835	27,017	0.95	September 30, 2016
Short Financials	0.75	0.10	84,130	—	—	0.95	September 30, 2016
Short Oil & Gas	0.75	0.10	75,776	8,810	—	0.95	September 30, 2016
Short Real Estate	0.75	0.10	78,950	—	—	0.95	September 30, 2016
Short S&P Regional Banking	0.75	0.10	11,722	1,563	79,802	0.95	September 30, 2016
UltraShort Basic Materials	0.75	0.10	86,989	—	—	0.95	September 30, 2016
UltraShort Nasdaq Biotechnology	0.75	0.10	149,992	—	—	0.95	September 30, 2016
UltraShort Consumer Goods	0.75	0.10	16,754	2,235	68,669	0.95	September 30, 2016
UltraShort Consumer Services	0.75	0.10	25,093	3,347	58,852	0.95	September 30, 2016
UltraShort Financials	0.75	0.10	83,801	—	—	0.95	September 30, 2016
UltraShort Gold Miners	0.75	0.10	12,810	1,709	30,139	0.95	September 30, 2016
UltraShort Junior Miners	0.75	0.10	13,492	1,806	48,031	0.95	September 30, 2016
UltraShort Health Care	0.75	0.10	25,266	3,369	57,699	0.95	September 30, 2016
UltraShort Homebuilders & Supplies	0.75	0.10	12,424	1,660	30,543	0.95	September 30, 2016
UltraShort Industrials	0.75	0.10	39,531	5,271	40,542	0.95	September 30, 2016
UltraShort Oil & Gas	0.75	0.10	80,899	—	—	0.95	September 30, 2016
UltraShort Oil & Gas Exploration & Production	0.75	0.10	17,603	2,350	25,469	0.95	September 30, 2016

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 437

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Real Estate	0.75%	0.10%	$98,252	—	—	0.95%	September 30, 2016
UltraShort Semiconductors	0.75	0.10	27,919	$3,722	$56,220	0.95	September 30, 2016
UltraShort Technology	0.75	0.10	50,757	6,780	28,403	0.95	September 30, 2016
UltraShort Utilities	0.75	0.10	38,397	5,131	42,451	0.95	September 30, 2016
UltraPro Short Nasdaq Biotechnology	0.75	0.10	45,677	—	—	0.95	September 30, 2016
UltraPro Short Financial Select Sector	0.75	0.10	29,750	3,968	55,151	0.95	September 30, 2016
Short MSCI EAFE	0.75	0.10	90,960	—	—	0.95	September 30, 2016
Short MSCI Emerging Markets	0.75	0.10	58,651	—	—	0.95	September 30, 2016
Short FTSE China 50	0.75	0.10	88,581	84	—	0.95	September 30, 2016
UltraShort MSCI EAFE	0.75	0.10	46,868	6,249	33,553	0.95	September 30, 2016
UltraShort MSCI Emerging Markets	0.75	0.10	77,184	—	—	0.95	September 30, 2016
UltraShort FTSE Europe	0.75	0.10	78,849	—	—	0.95	September 30, 2016
UltraShort MSCI Pacific ex-Japan	0.75	0.10	9,575	1,277	72,591	0.95	September 30, 2016
UltraShort MSCI Brazil Capped	0.75	0.10	79,529	—	—	0.95	September 30, 2016
UltraShort FTSE China 50	0.75	0.10	119,892	—	—	0.95	September 30, 2016
UltraShort MSCI Japan	0.75	0.10	83,249	—	—	0.95	September 30, 2016
UltraShort MSCI Mexico Capped IMI	0.75	0.10	10,043	1,339	75,721	0.95	September 30, 2016
Short 7-10 Year Treasury	0.75	0.10	79,073	—	—	0.95	September 30, 2016
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2016
Short High Yield	0.75	0.10	47,072	—	—	0.95	September 30, 2016
Short Investment Grade Corporate	0.75	0.10	21,081	2,811	79,865	0.95	September 30, 2016
UltraShort 3-7 Year Treasury	0.75	0.10	20,911	2,788	64,054	0.95	September 30, 2016
UltraShort 7-10 Year Treasury	0.75	0.10	65,439	—	—	0.95	September 30, 2016
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraShort TIPS	0.75	0.10	33,654	4,496	46,979	0.95	September 30, 2016
UltraPro Short 20+ Year Treasury	0.75	0.10	74,930	—	—	0.95	September 30, 2016
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
Ultra QQQ®	0.75	0.10	594,540	—	—	0.95	September 30, 2016
Ultra Dow30SM	0.75	0.10	133,235	—	—	0.95	September 30, 2016
Ultra MidCap400	0.75	0.10	143,195	—	—	0.95	September 30, 2016
Ultra Russell2000	0.75	0.10	423,807	—	—	0.95	September 30, 2016
Ultra SmallCap600	0.75	0.10	139,517	18,614	1,114	0.95	September 30, 2016
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraPro QQQ®	0.75	0.10	730,546	—	—	0.95	September 30, 2016
UltraPro Dow30SM	0.75	0.10	137,188	—	—	0.95	September 30, 2016
UltraPro MidCap400	0.75	0.10	153,710	—	—	0.95	September 30, 2016
UltraPro Russell2000	0.75	0.10	426,984	—	—	0.95	September 30, 2016
Ultra Basic Materials	0.75	0.10	127,058	—	—	0.95	September 30, 2016
Ultra Nasdaq Biotechnology	0.75	0.10	587,349	—	—	0.95	September 30, 2016
Ultra Consumer Goods	0.75	0.10	133,770	—	—	0.95	September 30, 2016
Ultra Consumer Services	0.75	0.10	142,759	—	—	0.95	September 30, 2016
Ultra Financials	0.75	0.10	113,440	—	—	0.95	September 30, 2016
Ultra Gold Miners	0.75	0.10	21,870	2,910	30,552	0.95	September 30, 2016
Ultra Junior Miners	0.75	0.10	18,421	2,460	60,131	0.95	September 30, 2016
Ultra Health Care	0.75	0.10	164,427	—	—	0.95	September 30, 2016
Ultra Homebuilders & Supplies	0.75	0.10	16,367	2,183	31,342	0.95	September 30, 2016
Ultra Industrials	0.75	0.10	143,999	—	—	0.95	September 30, 2016
Ultra Oil & Gas	0.75	0.10	177,756	—	—	0.95	September 30, 2016
Ultra Oil & Gas Exploration & Production	0.75	0.10	9,831	1,316	40,190	0.95	September 30, 2016

438 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra Real Estate	0.75%	0.10%	$156,112	—	—	0.95%	September 30, 2016
Ultra S&P Regional Banking	0.75	0.10	68,663	$9,182	$57,747	0.95	September 30, 2016
Ultra Semiconductors	0.75	0.10	126,777	—	—	0.95	September 30, 2016
Ultra Technology	0.75	0.10	162,331	—	—	0.95	September 30, 2016
Ultra Telecommunications	0.75	0.10	37,092	4,956	84,847	0.95	September 30, 2016
Ultra Utilities	0.75	0.10	127,296	—	—	0.95	September 30, 2016
UltraPro Nasdaq Biotechnology	0.75	0.10	141,250	—	—	0.95	September 30, 2016
UltraPro Financial Select Sector	0.75	0.10	80,492	10,765	56,585	0.95	September 30, 2016
Ultra MSCI EAFE	0.75	0.10	80,522	—	—	0.95	September 30, 2016
Ultra MSCI Emerging Markets	0.75	0.10	84,045	—	—	0.95	September 30, 2016
Ultra FTSE Europe	0.75	0.10	83,197	—	—	0.95	September 30, 2016
Ultra MSCI Pacific ex-Japan	0.75	0.10	11,238	1,501	75,509	0.95	September 30, 2016
Ultra MSCI Brazil Capped	0.75	0.10	47,359	6,332	35,242	0.95	September 30, 2016
Ultra FTSE China 50	0.75	0.10	104,260	—	—	0.95	September 30, 2016
Ultra MSCI Japan	0.75	0.10	83,485	—	—	0.95	September 30, 2016
Ultra MSCI Mexico Capped IMI	0.75	0.10	29,443	3,929	52,453	0.95	September 30, 2016
Ultra 7-10 Year Treasury	0.75	0.10	119,950	—	—	0.95	September 30, 2016
Ultra 20+ Year Treasury	0.75	0.10	115,529	—	—	0.95	September 30, 2016
Ultra High Yield	0.75	0.10	15,780	2,110	138,317	0.95	September 30, 2016
Ultra Investment Grade Corporate	0.75	0.10	22,157	2,955	117,625	0.95	September 30, 2016

*  Indicates the Investment Advisory Fee Rate incurred for the period ended May 31, 2016. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

**  The Advisor has agreed to waive Investment Advisory and Management Services fees for the Morningstar Alternatives Solution ETF through October 31, 2016. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. Advisory fees payable in the amount of $8,602, as disclosed on the Statement of Assets and Liabilities, represent recoupment of previously reimbursed expenses, other than Investment Advisory and Management Services fees. Additionally, the expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

***  Pursuant to an Investment Advisory and Management, the Advisor is responsible for substantially all expenses of the S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, Hedged FTSE Europe ETF, Hedged FTSE Japan ETF and Managed Futures Strategy ETF, except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, future distribution fees or expenses, and extraordinary expenses.

For each Fund, except as footnoted below, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2016, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
Morningstar Alternatives Solution ETF*	—	—	—	—	$137,848	$52,120	$189,968
DJ Brookfield Global Infrastructure ETF	—	—	—	$69,660	193,121	151,779	414,560
Global Listed Private Equity ETF	—	—	$90,110	156,677	104,734	106,501	458,022
Large Cap Core Plus	$130,792	$149,288	564,647	1,453,161	2,528,179	1,346,432	6,172,499
S&P 500 Dividend Aristocrats ETF	—	—	—	373,347	1,364,295	1,699,597	3,437,239
S&P MidCap 400 Dividend Aristocrats ETF	—	—	—	—	74,761	95,780	170,541
Russell 2000 Dividend Growers ETF	—	—	—	—	56,462	83,294	139,756
MSCI EAFE Dividend Growers ETF	—	—	—	8,528	90,924	126,774	226,226

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 439

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
MSCI Europe Dividend Growers ETF	—	—	—	—	$3,958	$65,105	$69,063
MSCI Emerging Markets Dividend Growers ETF	—	—	—	—	—	57,729	57,729
High Yield-Interest Rate Hedged**	$101,529	$404,601	$393,451	$231,519	—	—	1,131,100
Investment Grade-Interest Rate Hedged	—	—	—	250,782	409,635	293,601	954,018
USD Covered Bond	—	62,222	89,050	147,092	147,153	101,644	547,161
German Sovereign/Sub-Sovereign ETF	—	72,952	128,282	174,307	160,947	97,762	634,250
Short Term USD Emerging Markets Bond ETF	—	—	—	115,550	110,702	88,306	314,558
Hedge Replication ETF	20,348	179,393	204,436	234,815	464,116	322,415	1,425,523
Merger ETF	—	—	119,184	169,726	103,294	108,861	501,065
RAFI® Long/Short	78,337	110,891	114,748	130,506	134,193	144,356	713,031
Inflation Expectations ETF	—	57,238	99,580	127,976	131,780	89,317	505,891
CDS Short North American HY Credit ETF	—	—	—	13,834	79,669	55,721	149,224
Short QQQ®	256,015	225,411	199,842	183,455	233,406	180,882	1,279,011
Short Dow30SM	99,409	72,664	105,984	85,730	122,796	49,979	536,562
Short MidCap400	87,771	66,719	75,404	46,552	101,429	45,036	422,911
Short Russell2000	291,537	369,089	323,363	343,588	399,196	206,677	1,933,450
Short SmallCap600	93,130	65,844	73,138	82,583	80,665	55,503	450,863
UltraShort QQQ®	524,575	441,019	323,315	276,534	322,567	190,839	2,078,849
UltraShort Dow30SM	78,468	74,164	104,635	87,817	133,867	58,703	537,654
UltraShort MidCap400	92,348	55,992	75,207	81,399	90,108	59,253	454,307
UltraShort Russell2000	358,809	306,432	308,759	211,140	225,267	112,281	1,522,688
UltraShort SmallCap600	106,439	75,266	86,443	82,593	88,808	59,481	499,030
UltraPro Short QQQ®	154,732	150,137	220,132	248,710	293,276	203,381	1,270,368
UltraPro Short Dow30SM	88,841	69,948	100,619	81,395	105,834	55,277	501,914
UltraPro Short MidCap400	69,199	87,998	93,027	84,692	89,478	60,368	484,762
UltraPro Short Russell2000	103,175	108,362	130,097	114,253	144,666	78,914	679,467
Short Basic Materials	61,632	91,429	92,961	84,361	89,314	56,244	475,941
Short Financials	96,570	78,910	94,714	78,620	89,064	53,844	491,722
Short Oil & Gas	112,849	91,956	85,594	83,999	90,741	56,594	521,733
Short Real Estate	77,905	81,882	92,032	81,400	90,383	52,675	476,277
Short S&P Regional Banking	74,764	85,432	89,463	83,987	89,132	64,276	487,054
UltraShort Basic Materials	93,729	123,469	56,367	77,153	91,231	57,605	499,554
UltraShort Nasdaq Biotechnology	58,723	92,655	105,368	86,262	158,156	103,575	604,739
UltraShort Consumer Goods	113,333	92,430	88,502	84,323	89,557	58,806	526,951
UltraShort Consumer Services	100,759	92,694	89,557	83,711	95,919	57,592	520,232
UltraShort Financials	57,864	97,996	114,645	77,065	117,490	48,521	513,581
UltraShort Gold Miners	—	—	—	—	42,813	32,065	74,878
UltraShort Junior Miners	—	—	—	—	56,432	43,023	99,455
UltraShort Health Care	115,922	92,201	87,750	84,447	92,376	57,459	530,155
UltraShort Homebuilders & Supplies	—	—	—	—	14,034	30,593	44,627
UltraShort Industrials	113,792	90,038	88,318	84,088	95,818	56,652	528,706
UltraShort Oil & Gas	97,979	82,425	92,340	68,373	93,112	51,037	485,266
UltraShort Oil & Gas Exploration & Production	—	—	—	—	14,326	31,096	45,422
UltraShort Real Estate	107,158	145,256	116,965	76,577	145,534	57,870	649,360
UltraShort Semiconductors	112,322	81,478	86,142	84,678	91,302	58,592	514,514

440 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
UltraShort Technology	$111,098	$88,188	$88,332	$84,637	$94,212	$57,067	$523,534
UltraShort Utilities	117,264	93,317	87,334	85,144	93,012	57,339	533,410
UltraPro Short Nasdaq Biotechnology	—	—	—	—	12,765	32,912	45,677
UltraPro Short Financial Select Sector	—	12,479	56,151	82,107	85,426	60,555	296,718
Short MSCI EAFE	78,523	177,800	107,096	38,609	109,596	56,031	567,655
Short MSCI Emerging Markets	185,747	116,687	52,054	46,344	47,858	52,592	501,282
Short FTSE China 50	67,494	92,334	95,238	86,890	105,803	58,211	505,970
UltraShort MSCI EAFE	119,140	81,877	86,165	93,615	91,412	57,613	529,822
UltraShort MSCI Emerging Markets	51,857	69,793	92,695	89,273	96,601	49,443	449,662
UltraShort FTSE Europe	113,876	125,100	193,824	59,504	89,329	51,425	633,058
UltraShort MSCI Pacific ex-Japan	142,726	116,284	113,959	97,259	100,425	54,701	625,354
UltraShort MSCI Brazil Capped	116,003	104,761	104,587	91,059	88,159	52,446	557,015
UltraShort FTSE China 50	179,085	152,062	143,507	120,606	152,896	72,867	821,023
UltraShort MSCI Japan	154,050	123,797	101,018	93,687	92,490	55,344	620,386
UltraShort MSCI Mexico Capped IMI	141,073	117,556	114,227	98,203	88,968	58,354	618,381
Short 7-10 Year Treasury	39,459	70,562	84,362	71,478	84,790	51,652	402,303
Short High Yield	53,609	89,685	96,544	90,021	87,689	23,087	440,635
Short Investment Grade Corporate	42,732	79,144	111,164	100,144	109,350	69,201	511,735
UltraShort 3-7 Year Treasury	36,013	61,645	90,841	84,082	85,571	59,094	417,246
UltraShort 7-10 Year Treasury	94,597	—	56,551	38,615	85,893	37,307	312,963
UltraShort TIPS	39,084	72,591	89,868	83,250	93,216	57,366	435,375
UltraPro Short 20+ Year Treasury	—	48,233	55,782	70,203	79,018	51,699	304,935
Ultra QQQ®	614,715	412,344	448,616	486,230	616,655	385,557	2,964,117
Ultra Dow30SM	155,367	105,959	123,374	111,163	116,980	86,345	699,188
Ultra MidCap400	142,109	49,902	—	—	114,172	85,289	391,472
Ultra Russell2000	457,291	693,472	619,345	1,116,585	374,496	260,572	3,521,761
Ultra SmallCap600	145,396	111,392	152,615	249,407	96,586	111,748	867,144
UltraPro S&P500®	69,551	176,282	35,137	—	—	—	280,970
UltraPro QQQ®	246,454	245,246	280,905	427,542	706,840	503,519	2,410,506
UltraPro Dow30SM	102,606	108,261	120,149	122,763	126,559	94,938	675,276
UltraPro MidCap400	70,174	159,818	128,806	170,523	108,670	110,809	748,800
UltraPro Russell2000	267,279	411,199	348,618	623,676	492,844	261,845	2,405,461
Ultra Basic Materials	156,800	120,797	138,387	133,618	133,780	80,316	763,698
Ultra Nasdaq Biotechnology	82,837	157,343	190,333	352,254	529,605	397,396	1,709,768
Ultra Consumer Goods	135,668	141,009	134,031	141,953	123,914	91,422	767,997
Ultra Consumer Services	142,815	159,828	135,271	140,388	121,105	101,219	800,626
Ultra Financials	41,723	104,734	152,297	120,266	87,854	70,096	576,970
Ultra Gold Miners	—	—	—	—	42,932	42,793	85,725
Ultra Junior Miners	—	—	—	—	58,788	59,071	117,859
Ultra Health Care	128,163	122,928	118,525	148,373	126,289	121,348	765,626
Ultra Homebuilders & Supplies	—	—	—	—	14,626	35,266	49,892
Ultra Industrials	152,002	130,516	143,325	148,544	118,794	100,836	794,017
Ultra Oil & Gas	189,638	154,466	160,475	129,945	177,389	120,410	932,323
Ultra Oil & Gas Exploration & Production	—	—	—	—	14,264	37,073	51,337
Ultra Real Estate	139,663	86,533	138,816	168,740	128,235	101,642	763,629
Ultra S&P Regional Banking	71,767	143,558	128,081	131,169	127,130	93,127	694,832
Ultra Semiconductors	118,478	117,849	117,178	121,028	123,797	84,096	682,426

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 441

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
Ultra Technology	$146,449	$149,994	$131,109	$146,728	$152,665	$110,647	$837,592
Ultra Telecommunications	140,412	140,516	131,129	124,140	124,376	85,062	745,635
Ultra Utilities	129,707	132,898	130,418	123,901	129,009	84,305	730,238
UltraPro Nasdaq Biotechnology	—	—	—	—	23,638	117,612	141,250
UltraPro Financial Select Sector	—	16,500	110,814	126,411	147,516	99,700	500,941
Ultra MSCI EAFE	135,963	83,345	111,654	83,399	89,290	51,741	555,392
Ultra MSCI Emerging Markets	136,015	86,797	72,361	84,081	106,459	53,835	539,548
Ultra FTSE Europe	82,819	116,348	95,983	77,927	81,145	57,697	511,919
Ultra MSCI Pacific ex-Japan	78,746	116,425	113,897	97,295	86,040	59,485	551,888
Ultra MSCI Brazil Capped	87,983	105,221	109,196	96,173	91,271	59,577	549,421
Ultra FTSE China 50	133,682	81,225	92,912	94,549	124,083	66,004	592,455
Ultra MSCI Japan	180,435	112,975	100,571	87,589	82,399	55,419	619,388
Ultra MSCI Mexico Capped IMI	77,613	117,509	113,047	96,850	91,915	57,077	554,011
Ultra 7-10 Year Treasury	95,221	117,900	121,313	225	301,560	55,252	691,471
Ultra 20+ Year Treasury	92,792	130,053	131,767	112,878	117,517	77,421	662,428
Ultra High Yield	46,856	80,699	134,133	153,421	154,099	104,803	674,011
Ultra Investment Grade Corporate	42,369	71,127	122,088	141,886	140,908	95,734	614,112

* Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2017.

** Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period.

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares Inflation Expectations ETF — 13.9%; ProShares DJ Brookfield Global Infrastructure ETF — 4.5%; ProShares Global Listed Private Equity ETF — 29.8%; ProShares Hedge Replication ETF — 9.2%; ProShares Managed Futures Strategy ETF — 73.5%; ProShares Merger ETF — 71.8%; and ProShares RAFI Long/Short — 10.2%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as a component of "Other Fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund are reflected on the Statements of Operations as "Listing, Data and related fees".

442 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $155,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, are reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Year Ended May 31, 2016	Year Ended May 31, 2015
Hedged FTSE Europe ETF	$7,600	—
High Yield-Interest Rate Hedged	79,259	$190,137
Investment Grade-Interest Rate Hedged	130,454	366,124
USD Covered Bond	—	1,979
Inflation Expectations ETF	747	1,869
CDS Short North American HY Credit ETF	2,350	3,556
Short MSCI EAFE	—	6,242
Short MSCI Emerging Markets	—	2,252
UltraShort MSCI EAFE	—	610
UltraShort MSCI Emerging Markets	—	1,503
UltraShort FTSE Europe	—	572
UltraShort MSCI Brazil Capped	—	655
UltraShort FTSE China 50	—	1,000
UltraShort MSCI Japan	—	1,002
Short 7-10 Year Treasury	—	266
Short 20+ Year Treasury	—	4,019
Short High Yield	—	460
UltraShort 7-10 Year Treasury	—	907
UltraShort 20+ Year Treasury	—	26,978
Ultra MSCI Emerging Markets	—	895
Ultra FTSE Europe	—	8,752
Ultra FTSE China 50	—	4,164
Ultra 7-10 Year Treasury	—	479,205

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 443

11. Investment Transactions

For the year ended May 31, 2016, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Inflation Expectations ETF, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Morningstar Alternatives Solution ETF	$18,947,046	$21,170,234
DJ Brookfield Global Infrastructure ETF	5,561,298	5,712,914
Global Listed Private Equity ETF	2,548,506	3,250,066
Large Cap Core Plus	224,613,655	217,927,389
S&P 500 Dividend Aristocrats ETF	335,526,579	233,075,565
S&P MidCap 400 Dividend Aristocrats ETF	22,752,066	6,918,639
Russell 2000 Dividend Growers ETF	10,414,136	3,284,225
MSCI EAFE Dividend Growers ETF	6,936,892	6,191,938
MSCI Europe Dividend Growers ETF	1,207,773	934,463
MSCI Emerging Markets Dividend Growers ETF	3,676,078	701,509
S&P 500® Ex-Energy ETF	4,244,232	237,826
S&P 500® Ex-Financials ETF	4,143,110	145,674
S&P 500® Ex-Health Care ETF	4,161,261	170,211
S&P 500® Ex-Technology ETF	4,158,918	173,899
Hedged FTSE Europe ETF	8,058,605	19,775,042
Hedged FTSE Japan ETF	6,158,447	19,373,476
High Yield-Interest Rate Hedged	51,197,460	67,760,389
Investment Grade-Interest Rate Hedged	54,398,299	87,170,684
USD Covered Bond	5,339,608	5,316,363
German Sovereign/Sub-Sovereign ETF	1,408,936	1,443,189
Short Term USD Emerging Markets Bond ETF	2,923,492	2,982,740
Hedge Replication ETF	6,217,488	7,841,955
Merger ETF	23,600,755	22,695,305
RAFI® Long/Short	30,061,011	27,173,396
Inflation Expectations ETF	3,634,592	3,555,304
Ultra S&P500®	491,368,531	99,973,434
Ultra QQQ®	134,394,858	73,998,914
Ultra Dow30SM	12,115,918	29,696,718
Ultra MidCap400	58,714,187	42,854,136
Ultra Russell2000	59,305,359	112,062,385
Ultra SmallCap600	20,831,264	3,542,508
UltraPro S&P500®	1,054,904,359	102,877,231
UltraPro QQQ®	723,160,744	265,365,074
UltraPro Dow30SM	103,657,647	6,581,746
UltraPro MidCap400	18,879,178	13,402,327
UltraPro Russell2000	101,663,645	58,902,362
Ultra Basic Materials	16,352,776	19,785,965
Ultra Nasdaq Biotechnology	270,438,719	328,089,557
Ultra Consumer Goods	34,460,724	5,325,940
Ultra Consumer Services	32,194,241	2,232,975
Ultra Financials	106,011,826	91,753,249
Ultra Gold Miners	2,006,862	1,047,037
Ultra Junior Miners	3,972,791	2,718,573
Ultra Health Care	28,317,093	19,970,580
Ultra Homebuilders & Supplies	1,960,647	1,998,508
Ultra Industrials	16,509,690	5,443,719

444 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Ultra Oil & Gas	$17,976,278	$34,972,642
Ultra Oil & Gas Exploration & Production	1,709,231	959,997
Ultra Real Estate	77,747,879	23,389,689
Ultra S&P Regional Banking	12,908,546	7,914,642
Ultra Semiconductors	13,436,118	10,076,914
Ultra Technology	25,733,961	6,684,044
Ultra Telecommunications	1,214,471	2,844,206
Ultra Utilities	2,010,292	1,640,415
UltraPro Nasdaq Biotechnology	36,421,865	43,092,582
UltraPro Financial Select Sector	20,129,505	8,507,801
Ultra 7-10 Year Treasury	102,775,129	60,199,365
Ultra 20+ Year Treasury	6,800,494	10,224,155
Ultra High Yield	169,326	1,191,182
Ultra Investment Grade Corporate	249,952	100,480

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2016, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Morningstar Alternatives Solution ETF	$12,318,959	$50,858
DJ Brookfield Global Infrastructure ETF	10,337,589	(12,074)
Global Listed Private Equity ETF	5,594,863	256,651
Large Cap Core Plus	128,962,082	5,176,193
S&P 500 Dividend Aristocrats ETF	54,535,414	9,157,309
S&P MidCap 400 Dividend Aristocrats ETF	20,453,404	752,195
Russell 2000 Dividend Growers ETF	11,934,839	732,384
MSCI Europe Dividend Growers ETF	4,345,644	(347,832)
S&P 500® Ex-Financials ETF	2,103,816	98,338
S&P 500® Ex-Health Care ETF	2,102,372	104,940
S&P 500® Ex-Technology ETF	2,048,037	53,676
Hedged FTSE Europe ETF	1,746,808	15,021
Hedged FTSE Japan ETF	6,116,768	17,834
High Yield-Interest Rate Hedged	6,550,302	(240,927)
Investment Grade-Interest Rate Hedged	5,551,943	231,187
Short Term USD Emerging Markets Bond ETF	3,770,406	(81,007)
Hedge Replication ETF	1,426,714	225,257
Merger ETF	1,665,961	28,802
RAFI® Long/Short	24,156,432	904,623
Inflation Expectations ETF	3,096,293	(368,428)
Ultra S&P500®	1,160,515,192	68,925,198
Ultra QQQ®	441,430,501	65,153,917
Ultra Dow30SM	141,301,865	14,055,728
Ultra MidCap400	77,987,835	4,608,687
Ultra Russell2000	20,457,878	2,797,313
Ultra SmallCap600	15,158,187	1,356,018
UltraPro S&P500®	1,405,323,771	41,949,809

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 445

Fund	Fair Value	Net Realized Gains (Losses)
UltraPro QQQ®	$2,127,081,690	$112,216,043
UltraPro Dow30SM	323,192,843	10,897,034
UltraPro MidCap400	16,679,708	166,642
UltraPro Russell2000	54,569,405	(35,002)
Ultra Basic Materials	11,360,249	(1,200,333)
Ultra Nasdaq Biotechnology	374,451,947	61,559,078
Ultra Consumer Goods	44,706,138	1,985,586
Ultra Consumer Services	41,610,176	3,479,705
Ultra Financials	76,993,248	16,197,073
Ultra Junior Miners	1,789,690	293,320
Ultra Health Care	113,632,028	4,503,062
Ultra Industrials	42,111,638	1,390,872
Ultra Oil & Gas	87,941,130	8,350,308
Ultra Real Estate	195,120,356	16,535,978
Ultra S&P Regional Banking	9,015,212	160,068
Ultra Semiconductors	26,181,207	3,429,131
Ultra Technology	71,869,900	2,314,196
Ultra Utilities	20,319,041	(862,852)
UltraPro Nasdaq Biotechnology	14,773,368	1,793,861
UltraPro Financial Select Sector	13,406,335	737,755
Ultra 7-10 Year Treasury	40,030,991	7,349
Ultra 20+ Year Treasury	13,857,706	1,352,567

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended May 31, 2016, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Morningstar Alternatives Solution ETF	$14,485,381
DJ Brookfield Global Infrastructure ETF	13,571,102
Global Listed Private Equity ETF	2,067,749
Large Cap Core Plus	36,770,422
S&P 500 Dividend Aristocrats ETF	1,040,510,117
S&P MidCap 400 Dividend Aristocrats ETF	70,850,729
Russell 2000 Dividend Growers ETF	79,533,935
MSCI EAFE Dividend Growers ETF	19,386,259
MSCI Europe Dividend Growers ETF	11,348,629
MSCI Emerging Markets Dividend Growers ETF	4,571,646
S&P 500® Ex-Energy ETF	4,104,754
S&P 500® Ex-Technology ETF	1,068,509
Hedged FTSE Europe ETF	21,492,102
Hedged FTSE Japan ETF	26,226,983
Investment Grade-Interest Rate Hedged	1,781,361
Merger ETF	2,601,511
RAFI® Long/Short	17,008,405
Inflation Expectations ETF	2,357,558
Ultra S&P500®	315,585,537
Ultra QQQ®	240,825,645
Ultra Dow30SM	114,950,385
Ultra MidCap400	65,729,644
446 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Fair Value
Ultra Russell2000	$58,767,165
UltraPro S&P500®	399,919,710
UltraPro QQQ®	1,780,255,975
UltraPro Dow30SM	261,516,664
UltraPro MidCap400	1,202,472
UltraPro Russell2000	29,086,953
Ultra Basic Materials	11,625,841
Ultra Nasdaq Biotechnology	313,938,571
Ultra Consumer Goods	12,993,152
Ultra Consumer Services	2,811,604
Ultra Financials	3,765,613
Ultra Gold Miners	1,454,152
Ultra Junior Miners	1,706,022
Ultra Health Care	11,150,255
Ultra Homebuilders & Supplies	992,869
Ultra Industrials	16,859,529
Ultra Oil & Gas	93,886,658
Ultra Oil & Gas Exploration & Production	905,356
Ultra Real Estate	62,339,031
Ultra S&P Regional Banking	2,350,293
Ultra Semiconductors	16,972,095
Ultra Technology	26,092,776
Ultra Utilities	5,026,518
UltraPro Nasdaq Biotechnology	66,298,235
Ultra 20+ Year Treasury	2,169,620

13. Share Splits and Reverse Share Splits

Effective November 13, 2015, the ProShares UltraShort MSCI Brazil Capped underwent a 2-for-1 share split, each of ProShares Ultra Gold Miners, ProShares Ultra Junior Miners, ProShares Ultra Oil & Gas Exploration & Production and ProShares Ultra MSCI Brazil Capped underwent a 1-for-3 reverse share split, and ProShares UltraPro Nasdaq Biotechnology underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Basis of Consolidation

The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Financial Highlights of ProShares Managed Futures Strategy ETF includes the accounts of ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (the "Subsidiary"), which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares Managed Futures Strategy ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 447

The table below summarizes the financial information of the Subsidiary recognized in the consolidated financial statements referred to above as of the period ended May 31, 2016.

Fund Net Assets	$5,965,767
Subsidiary % of Fund net assets	15.15%
Subsidiary Financial Statement Information
Total assets	$903,725
Total liabilities	—
Net assets	903,725
Total investment income (loss)	(25)
Net investment income (loss)	(25)
Net realized gain (loss) on:
Investments	785
Futures contracts	(68,396)
Change in net unrealized appreciation (depreciation) on:
Investments	—
Futures contracts	73,297
Change in Net Assets Resulting from Operations	5,661

15. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

448 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of ProShares Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At May 31, 2016, the ProShares UltraPro Short MidCap400, ProShares Short Oil & Gas, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Health Care, ProShares UltraShort Homebuilders & Supplies, ProShares UltraPro Short Financial Select Sector, ProShares UltraShort FTSE Europe, ProShares UltraShort FTSE China 50, ProShares UltraShort MSCI Japan, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Gold Miners, ProShares Ultra Health Care, ProShares Ultra Oil & Gas, ProShares Ultra Oil & Gas Exploration & Production, ProShares Ultra Real Estate, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares UltraPro Financial Select Sector, ProShares Ultra FTSE Europe, ProShares Ultra MSCI Pacific ex-Japan and ProShares Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency and Currency Hedging Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 449

ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares Managed Future Strategy ETF and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

450 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

16. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

17. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

18. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Effective June 24, 2016, the ProShares Short S&P500® underwent a 1-for-2 reverse share split. Effective July 25, 2016, each of ProShares Ultra Consumer Goods, ProShares Ultra Industrials and ProShares Ultra Utilities underwent a 3-for-1 share split, and ProShares UltraShort Gold Miners underwent a 1-for-4 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

On July 25, 2016, ProShares announced upcoming benchmark changes and liquidations as follows:

S&P Dow Jones Indices is changing the methodology of the Financial Select Sector Index, dropping real estate companies effective after the close of business on September 16, 2016. As a result of this methodology change, ProShares UltraPro Short Financial Select Sector and ProShares UltraPro Financial Select Sector will be rebalanced to exclude real estate companies. Also as a result of the above-mentioned methodology change, the name of the index tracked by the ProShares S&P 500 Ex-Financials ETF will change from S&P 500 Ex-Financials Index to S&P 500 Ex-Financials and Real Estate Index, although the index constituents and the Fund's portfolio will remain the same.

Separately, the index for ProShares Ultrashort FTSE Europe and ProShares Ultra FTSE Europe will be changing from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index. This change will be implemented by September 1, 2016.

Finally, ProShares announced that it plans to close and liquidate seven funds. Each of ProShares UltraShort Junior Miners, ProShares Ultra Homebuilders & Supplies, ProShares UltraShort Homebuilders & Supplies, ProShares Ultra Investment Grade Corporate, ProShares Short

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2016 :: 451

Investment Grade Corporate, ProShares Ultra MSCI Pacific Ex-Japan and ProShares UltraShort MSCI Pacific Ex-Japan, (each, a "Fund" and together, the "Funds"). The Funds all trade on NYSE Arca. Trading in the Funds will be halted prior to market open on August 26, 2016. From August 26 through the Funds' liquidation date, the Funds will not be traded on NYSE Arca and there will be no secondary market for the shares. During this period, each Fund will be in the process of liquidating its portfolio and will not be managed in accordance with its investment objective.

Any shareholders remaining in the Funds on the distribution date will automatically have their shares redeemed for cash at the net asset value as of the liquidation date. The cash distribution will be deposited into the cash portion of their brokerage accounts. These cash distributions are taxable events and shareholders should consult their tax advisors about potential tax consequences.

452 :: MAY 31, 2016 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred thirty funds included in the ProShares Trust:

Morningstar Alternatives Solution ETF
DJ Brookfield Global Infrastructure ETF
Global Listed Private Equity ETF
Large Cap Core Plus
S&P 500 Dividend Aristocrats ETF
S&P MidCap 400 Dividend Aristocrats ETF
Russell 2000 Dividend Growers ETF
MSCI EAFE Dividend Growers ETF
MSCI Europe Dividend Growers ETF
MSCI Emerging Markets Dividend Growers ETF
S&P 500® Ex-Energy ETF
S&P 500® Ex-Financials ETF
S&P 500® Ex-Health Care ETF
S&P 500® Ex-Technology ETF
Hedged FTSE Europe ETF
Hedged FTSE Japan ETF
High Yield — Interest Rate Hedged
Investment Grade — Interest Rate Hedged
USD Covered Bond
German Sovereign/Sub-Sovereign ETF
Short Term USD Emerging Markets Bond ETF
Hedge Replication ETF
Managed Futures Strategy ETF
Merger ETF
RAFI Long/Short
Inflation Expectations ETF (formerly 30 Year TIPS/TSY Spread)
CDS Short North American HY Credit ETF
Short S&P500
Short QQQ
Short Dow30
Short MidCap400
Short Russell2000
Short SmallCap600
UltraShort S&P500
UltraShort QQQ
UltraShort Dow30
UltraShort MidCap400
UltraShort Russell2000
UltraShort SmallCap600
UltraPro Short S&P500
UltraPro Short QQQ
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short Russell2000
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short S&P Regional Banking
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Gold Miners
UltraShort Junior Miners
UltraShort Health Care
UltraShort Homebuilders & Supplies
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Oil & Gas Exploration & Production
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Utilities
UltraPro Short Nasdaq Biotechnology
UltraPro Short Financial Select Sector (formerly UltraPro Short Financials)
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 50
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort FTSE Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil Capped
UltraShort FTSE China 50
UltraShort MSCI Japan
UltraShort MSCI Mexico Capped IMI
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
UltraPro Short 20+ Year Treasury
Ultra S&P500
Ultra QQQ
Ultra Dow30
Ultra MidCap400
Ultra Russell2000
Ultra SmallCap600
UltraPro S&P500
UltraPro QQQ
UltraPro Dow30
UltraPro MidCap400
UltraPro Russell2000
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Gold Miners
Ultra Junior Miners
Ultra Health Care
Ultra Homebuilders & Supplies
Ultra Industrials
Ultra Oil & Gas
Ultra Oil & Gas Exploration & Production
Ultra Real Estate
Ultra S&P Regional Banking
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
UltraPro Nasdaq Biotechnology
UltraPro Financial Select Sector (formerly UltraPro Financials)
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra FTSE Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil Capped
Ultra FTSE China 50
Ultra MSCI Japan
Ultra MSCI Mexico Capped IMI
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate

(collectively, the "Funds") at May 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As disclosed in Note 18 of the Notes to Financial Statements, management announced plans to close and liquidate the UltraShort Junior Miners, Ultra Homebuilders & Supplies, UltraShort Homebuilders & Supplies, Ultra Investment Grade Corporate, Short Investment Grade Corporate, Ultra MSCI Pacific Ex-Japan and UltraShort MSCI Pacific Ex-Japan.

PricewaterhouseCoopers LLP

Baltimore, MD
July 29, 2016

PROSHARES TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 453

At a meeting held on September 16-17, 2015, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the investment advisory agreement (the "Advisory Agreement") between ProShare Advisors, LLC (the "Advisor") and the Trust on behalf of ProShares Managed Futures ETF, a new Fund covered by the period of this Report (the "New Fund"). In determining whether to approve the Advisory Agreement on behalf of the New Fund, the Board reviewed information provided by the Advisor that the Board and the Advisor, respectively, believed was reasonably necessary to evaluate the Advisory Agreement.

The Board reviewed the nature of the investment advisory services to be provided to the New Fund by the Advisor. The Board focused on the overall background and quality of the Advisory's personnel, and the systems and processes required to effectively manage the New Fund in accordance with its investment objective and regulatory requirements. The Board noted the nature of, and the advisory skills needed to manage, the New Fund. Specifically, the Board considered the Advisor's expertise in trading commodity futures contracts ("Commodity Futures Contracts") and currency and U.S. Treasury futures contracts ("Financial Futures Contracts") (collectively, "Futures Contracts") to achieve positive returns that are not directly correlated to broad equity or fixed income markets as well as trading money market instruments, including U.S. Treasury bills and repurchase agreements. The Board considered that the Fund expects to gain exposure to Commodity Futures Contracts by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund advised by the Advisor and organized under the laws of the Cayman Islands (the "Subsidiary"). The Board also considered the Advisor's ability to actively select investments with varying maturities from the underlying components of the S&P® Strategic Futures Index, the Fund's performance benchmark (the "Benchmark"). Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Fund.

The Advisory Agreement with respect to the New Fund provides for the New Fund to pay a "unitary fee" to the Advisor. In a unitary fee structure, the Fund pays a single fee to the Advisor, which in turn pays the Fund's management administrative and most operating expenses. The Board considered the nature of the services provided by the Advisor under the traditional fee arrangements with the other ProShares. They considered, among, other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by ETFs in light of the Fund's strategy and shareholder base.

The Board considered the fairness and reasonableness of the management fee payable to the Advisor in light of the management services to be provided, and the comparability of the fees paid by other products with similar investment objectives as the New Fund. The Board considered that the New Fund was proposed to have, on a per annum basis, a management fee of 0.75% of average daily net assets. On March 9, 2016, the Board, including all of the Independent Trustees, ratified a modification to the Advisory Agreement with respect to the New Fund. The modification clarifies that the Advisor will pay the expenses (other than certain enumerated expenses) of the Subsidiary, resulting in a decrease to the New Fund's overall expenses. Based on its review, the Board concluded that the management fees payable by the New Fund to the Advisor were reasonable in relation to the fees paid by other products similar in nature referenced by the Advisor.

At a meeting held on March 9, 2016, the Board, including the Independent Trustees, unanimously approved a continuation of the Advisory Agreement between the Advisor and the Trust on behalf of the ProShares Emerging Markets Dividend Growers ETF (the "Fund') through September 30, 2016. The Board, including the Independent Trustees, initially unanimously approved the Fund's Advisory Agreement at a meeting held on June 11, 2014.

The Board reviewed the nature of the investment advisory services to be provided to the Fund by the Advisor. The Board focused on the overall background and quality of the Advisory's personnel, and the systems and processes required to effectively manage the Fund in accordance with its investment objective and regulatory requirements. The Board noted the nature of, and the advisory skills needed to manage, the Fund. Specifically, the Board considered the Advisor's expertise in trading equity securities and depositary receipts and ability to closely track the Fund's index. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Fund.

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same peer categories as the Fund. The Board noted the Management Services Agreement with the Advisor, and considered that the Fund has, on a per annum basis, an advisory fee of 0.60%, a 0.10% management services fee and an expense cap of 0.60% of average daily net assets. Based on its review, the Board concluded that the investment advisory fees payable by the Fund to the Advisor were reasonable in relation to the services provided and that the fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to the Fund.

Based upon its conclusions above and further evaluation of the Advisory Agreements in executive session, the Board, including the Independent Trustees, determined that the Advisory Agreements were fair and reasonable and in the best interest of shareholders and should be approved.

454 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

Federal Tax Information

Pursuant to Section 853 of the Internal Revenue Code, the ProShares Morningstar Alternatives Solution ETF, ProShares Global Listed Private Equity ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF funds elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the tax year ended October 31, 2015, the foreign tax credit for the Funds was $5,911, $12,935, $13,833, $4,354 and $21,262, respectively.

Funds with Equalization

For the tax year ended October 31, 2015, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Russell 2000 Dividend Growers ETF	$2,889
Ultra S&P500®	1,022,851
UltraPro S&P500®	15,310,452
UltraPro QQQ®	74,859,515
Ultra Consumer Goods	1,004,727
Ultra Real Estate	26,783,729
Ultra MSCI Pacific ex-Japan	327,288

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
TOLZ	ProShares DJ Brookfield Global Infrastructure ETF	74347	B508

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Dec. 24, 2015	Dec. 31, 2015	Estimated Net Investment Income	$0.423553	68.10%
		Estimated Return of Capital	$0.198431	31.90%
		Total (per share)	$0.621984	100%
Sept. 25, 2015	Oct. 1, 2015	Estimated Net Investment Income	$0.381933	68.10%
		Estimated Return of Capital	$0.178933	31.90%
		Total (per share)	$0.560866	100%
June 26, 2015	July 2, 2015	Estimated Net Investment Income	$0.263200	68.10%
		Estimated Return of Capital	$0.123307	31.90%
		Total (per share)	$0.386507	100%
Mar. 27, 2015	Apr. 2, 2015	Estimated Net Investment Income	$0.036997	68.10%
		Estimated Return of Capital	$0.017333	31.90%
		Total (per share)	$0.054330	100%

Ticker	Fund Name	CUSIP
GGOV	ProShares German Sovereign/Sub-Sovereign ETF	74348	A889

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Dec. 24, 2015	Dec. 31, 2015	Estimated Net Investment Income	$0.011909	34.14%
		Estimated Return of Capital	$0.022971	65.86%
		Total (per share)	$0.034880	100%
Dec. 3, 2015	Dec. 9, 2015	Estimated Net Investment Income	$0.003677	34.14%
		Estimated Return of Capital	$0.007093	65.86%
		Total (per share)	$0.010770	100%

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 455

Ticker	Fund Name	CUSIP
LTL	ProShares Ultra Telecommunications	74347	R263

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Dec. 24, 2015	Dec. 31, 2015	Estimated Net Investment Income	$0.232861	81.44%
		Estimated Return of Capital	$0.053079	18.56%
		Total (per share)	$0.285940	100%
Sept. 25, 2015	Oct. 1, 2015	Estimated Net Investment Income	$0.253628	81.44%
		Estimated Return of Capital	$0.057812	18.56%
		Total (per share)	$0.311440	100%
Jun. 26, 2015	Jul. 2, 2015	Estimated Net Investment Income	$0.150966	81.44%
		Estimated Return of Capital	$0.034411	18.56%
		Total (per share)	$0.185377	100%
Mar. 27, 2015	Apr. 2, 2015	Estimated Net Investment Income	$0.408504	81.44%
		Estimated Return of Capital	$0.093115	18.56%
		Total (per share)	$0.501619	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

456 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 457

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (130) ProFunds (112) Access One Trust (3)	Key Energy Services
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; November 2005 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProShares (130) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; November 2005 to present	Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProShares (130) ProFunds (112) Access One Trust (3)
Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; 2002 to present	Co-Founder and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present); and ProShare Capital Management LLC (August 2008 to present)	ProShares (130) ProFunds (112) Access One Trust (3)

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

458 :: TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) PROSHARES TRUST

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)
Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Business Head – Treasurer Services, Foreside Management Services, LLC, formerly serving as Director (December 2008 to present)
Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors LLC (October 2002 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)
Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor; ProFund Advisors LLC; and ProShare Capital Management LLC (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, Wisdom Tree Asset Management (October 2010 to October 2012)

PROSHARES TRUST TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) :: 459

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ,®" "NASDAQ-100®" and "NASDAQ "Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's,®" "S&P,®" "S&P 500,®" "S&P MidCap 400,®" "S&P SmallCap 600,®" "Standard & Poor's 500,®" "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", "S&P Merger Arbitrage," "S&P 500® Dividend Aristocrats®," "S&P Strategic Futures Index," "S&P 400 MidCap® Dividend Aristocrats,®" certain "S&P Select Industry Indices," "S&P 500 Ex-Energy Index," "S&P 500 Ex-Financials Index," "S&P 500 Ex-Health Care Index," "S&P 500 Ex-Information Technology & Telecommunication Services Index," "Dow Jones Index," "DJ," "Dow Jones Industrial Average,SM" "The Dow 30,SM" "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index," "Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse," "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model®" Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®," "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. The "Market VectorsTM Global Junior Gold Miners Index" is the exclusive property of Market Vectors Index Solutions GmbH. "FTSE Developed Europe 100% Hedged to USD Index" and "FTSE Japan 100% Hedged to USD Index" are trademarks of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2016 ProShare Advisors LLC. All rights reserved.  PSAN0516

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2016, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                Audit Fees

For the fiscal year ended May 31, 2016, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,765,170 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2015, PwC billed the Funds aggregate fees of $1,574,325 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                Audit Related Fees

For the fiscal year ended May 31, 2016, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2015, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                 Tax Fees

For the fiscal year ended May 31, 2016, PwC billed the Funds aggregate fees of $652,475 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2015, PwC billed the Funds aggregate fees of $895,604 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                                All Other Fees

For the fiscal year ended May 31, 2016, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2015, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                  The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                  For the fiscal years ended May 31, 2016 and May 31, 2015, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                  No disclosures are required for this Item 4(f).

(g)                                 For the fiscal year ended May 31, 2016, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2016, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)                                Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Large Cap Core Plus

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 94.4%
	Consumer Discretionary — 13.6%

4,265	Amazon.com, Inc.*	$3,082,699
21,833	AutoNation, Inc.*	1,101,257
497	AutoZone, Inc.*	378,813
28,206	Bed Bath & Beyond, Inc.*	1,262,218
33,657	Best Buy Co., Inc.	1,082,746
35,640	Cablevision Systems Corp., Class A	1,235,995
28,397	Carnival Corp.	1,355,673
307	Chipotle Mexican Grill, Inc.*	135,682
21,724	Comcast Corp., Class A	1,375,129
43,451	D.R. Horton, Inc.	1,327,863
19,483	Darden Restaurants, Inc.	1,321,532
40,830	Discovery Communications, Inc., Class A*	1,137,115
8,853	Expedia, Inc.	984,808
7,647	Foot Locker, Inc.	427,620
143,929	Ford Motor Co.	1,941,602
29,696	Gap, Inc. (The)	534,231
57,602	General Motors Co.	1,801,791
12,911	Genuine Parts Co.	1,251,334
38,186	Goodyear Tire & Rubber Co. (The)	1,068,062
22,636	H&R Block, Inc.	483,505
3,896	Harman International Industries, Inc.	304,823
11,693	Home Depot, Inc. (The)	1,544,879
14,302	Interpublic Group of Cos., Inc. (The)	341,818
23,694	Kohl’s Corp.	853,932
16,685	L Brands, Inc.	1,143,757
14,738	Leggett & Platt, Inc.	740,732
28,063	Lennar Corp., Class A	1,278,831
39,803	Macy’s, Inc.	1,321,858
19,162	Marriott International, Inc., Class A	1,265,458
5,434	McDonald’s Corp.	663,274
15,299	Michael Kors Holdings Ltd.*	653,573
93,804	News Corp., Class A	1,121,896
3,645	NIKE, Inc., Class B	201,277
23,071	Nordstrom, Inc.	876,237
16,939	Omnicom Group, Inc.	1,411,527
1,671	O’Reilly Automotive, Inc.*	441,863
8,201	PVH Corp.	769,254
6,347	Ralph Lauren Corp.	598,713
23,110	Ross Stores, Inc.	1,234,074
3,605	Royal Caribbean Cruises Ltd.	278,991
18,294	Scripps Networks Interactive, Inc., Class A	1,177,036
47,854	Staples, Inc.	421,115
4,555	Starbucks Corp.	250,024
24,204	Target Corp.	1,664,751
21,316	Time Warner, Inc.	1,612,769
14,171	Tractor Supply Co.	1,361,833
14,789	Twenty-First Century Fox, Inc., Class B	432,430
5,239	Ulta Salon Cosmetics & Fragrance, Inc.*	1,220,739
6,295	Urban Outfitters, Inc.*	179,596
17,706	Viacom, Inc., Class B	785,615
15,237	Walt Disney Co. (The)	1,511,815
6,248	Whirlpool Corp.	1,091,026
14,585	Wyndham Worldwide Corp.	982,883
		53,028,074
	Consumer Staples — 7.7%

13,320	Altria Group, Inc.	847,685
38,608	Archer-Daniels-Midland Co.	1,651,264
3,203	Brown-Forman Corp., Class B	314,118
19,696	Campbell Soup Co.	1,192,987
9,644	Clorox Co. (The)	1,239,640
35,519	Coca-Cola Co. (The)	1,584,147
1,880	Constellation Brands, Inc., Class A	287,922
27,345	CVS Health Corp.	2,637,425
14,659	Dr. Pepper Snapple Group, Inc.	1,339,833
14,637	Estee Lauder Cos., Inc. (The), Class A	1,343,384
1,639	Hershey Co. (The)	152,181
27,285	Hormel Foods Corp.	938,877
10,395	J.M. Smucker Co. (The)	1,342,514
22,299	Kraft Heinz Co. (The)	1,855,054
39,754	Kroger Co. (The)	1,421,603
12,659	McCormick & Co., Inc. (Non-Voting)	1,228,809
3,366	Mondelez International, Inc., Class A	149,753
12,059	PepsiCo, Inc.	1,220,009
12,792	Philip Morris International, Inc.	1,262,314
29,766	Procter & Gamble Co. (The)	2,412,237
20,829	Tyson Foods, Inc., Class A	1,328,474
25,400	Walgreens Boots Alliance, Inc.	1,965,960
13,665	Wal-Mart Stores, Inc.	967,209
40,597	Whole Foods Market, Inc.	1,313,313
		29,996,712
	Energy — 6.2%

25,096	Cabot Oil & Gas Corp.	601,551
31,980	Chesapeake Energy Corp.*	137,194
36,537	Chevron Corp.	3,690,237
11,566	Columbia Pipeline Group, Inc.	295,396
18,968	Devon Energy Corp.	684,555
7,897	Diamond Offshore Drilling, Inc.	203,901
52,470	Exxon Mobil Corp.	4,670,879
36,881	Halliburton Co.	1,555,641
58,451	Kinder Morgan, Inc.	1,056,794
33,125	Marathon Petroleum Corp.	1,153,744
22,891	National Oilwell Varco, Inc.	754,258
32,709	Newfield Exploration Co.*	1,333,546
14,359	Occidental Petroleum Corp.	1,083,243
26,310	ONEOK, Inc.	1,137,907
19,872	Phillips 66	1,596,914
6,359	Schlumberger Ltd.	485,192
42,144	Spectra Energy Corp.	1,342,708
14,081	Tesoro Corp.	1,099,444
17,894	Valero Energy Corp.	978,802
20,313	Williams Cos., Inc. (The)	450,136
		24,312,042
	Financials — 19.1%

22,694	Aflac, Inc.	1,576,325
21,759	Allstate Corp. (The)	1,468,950
8,568	American Express Co.	563,432
12,430	Ameriprise Financial, Inc.	1,263,758
11,732	Aon PLC	1,281,956
28,732	Apartment Investment & Management Co., Class A (REIT)	1,225,420
13,911	Assurant, Inc.	1,215,682
237,805	Bank of America Corp.	3,517,136
4,250	BB&T Corp.	154,572
29,314	Berkshire Hathaway, Inc., Class B*	4,119,790
23,196	Capital One Financial Corp.	1,698,875
70,610	Citigroup, Inc.	3,288,307
22,205	Citizens Financial Group, Inc.	522,928
16,286	CME Group, Inc.	1,594,237
5,507	E*TRADE Financial Corp.*	153,590
21,759	Equity Residential (REIT)	1,505,940
1,519	Extra Space Storage, Inc. (REIT)	141,221
75,249	Fifth Third Bancorp	1,419,949
29,685	Hartford Financial Services Group, Inc. (The)	1,340,871
25,666	Host Hotels & Resorts, Inc. (REIT)	395,256
68,133	Huntington Bancshares, Inc./OH	711,990

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,152	Intercontinental Exchange, Inc.	$1,667,930
36,616	Invesco Ltd.	1,149,742
33,506	Iron Mountain, Inc. (REIT)	1,231,010
38,373	JPMorgan Chase & Co.	2,504,606
106,138	KeyCorp	1,360,689
44,515	Kimco Realty Corp. (REIT)	1,254,433
36,619	Legg Mason, Inc.	1,263,355
49,474	Leucadia National Corp.	895,479
3,246	Lincoln National Corp.	148,829
12,062	Loews Corp.	488,270
6,581	M&T Bank Corp.	786,429
16,403	Macerich Co. (The) (REIT)	1,251,877
9,059	Marsh & McLennan Cos., Inc.	598,528
7,136	MetLife, Inc.	325,045
6,205	Moody’s Corp.	612,061
65,953	Morgan Stanley	1,805,134
19,317	Nasdaq, Inc.	1,275,115
70,455	Navient Corp.	965,938
5,571	PNC Financial Services Group, Inc. (The)	499,942
28,684	Principal Financial Group, Inc.	1,278,159
41,312	Progressive Corp. (The)	1,375,690
31,926	Prologis, Inc. (REIT)	1,517,443
19,703	Prudential Financial, Inc.	1,561,463
6,495	Public Storage (REIT)	1,647,846
21,487	Realty Income Corp. (REIT)	1,291,154
140,727	Regions Financial Corp.	1,383,346
1,364	SL Green Realty Corp. (REIT)	138,255
34,689	SunTrust Banks, Inc.	1,520,072
18,231	T. Rowe Price Group, Inc.	1,404,881
20,782	Torchmark Corp.	1,280,795
33,904	UDR, Inc. (REIT)	1,221,561
36,671	Unum Group	1,353,893
22,250	Ventas, Inc. (REIT)	1,475,843
13,403	Vornado Realty Trust (REIT)	1,280,255
48,487	Wells Fargo & Co.	2,459,261
21,287	Welltower, Inc. (REIT)	1,466,887
6,589	Weyerhaeuser Co. (REIT)	207,554
37,622	XL Group PLC	1,292,316
		74,401,271
	Health Care — 11.8%

8,800	Abbott Laboratories	348,744
26,195	AbbVie, Inc.	1,648,451
29,152	Agilent Technologies, Inc.	1,337,785
8,225	Allergan PLC*	1,939,044
17,694	AmerisourceBergen Corp.	1,326,696
15,134	Amgen, Inc.	2,390,415
11,200	Anthem, Inc.	1,480,192
32,275	Baxter International, Inc.	1,392,989
9,933	Becton, Dickinson and Co.	1,653,348
2,301	Biogen, Inc.*	666,669
18,847	Bristol-Myers Squibb Co.	1,351,330
19,637	Cardinal Health, Inc.	1,550,341
1,870	Celgene Corp.*	197,322
24,820	Cerner Corp.*	1,380,240
2,245	Eli Lilly & Co.	168,442
24,972	Express Scripts Holding Co.*	1,886,635
33,171	Gilead Sciences, Inc.	2,887,867
15,952	HCA Holdings, Inc.*	1,244,575
35,080	Hologic, Inc.*	1,207,103
1,100	Intuitive Surgical, Inc.*	698,181
32,803	Johnson & Johnson	3,696,570
10,359	Laboratory Corp. of America Holdings*	1,325,434
12,763	Mallinckrodt PLC*	808,664
6,265	McKesson Corp.	1,147,372
7,815	Medtronic PLC	628,951
26,421	Merck & Co., Inc.	1,486,445
23,353	Mylan N.V.*	1,012,119
20,218	PerkinElmer, Inc.	1,106,936
4,834	Perrigo Co. PLC	463,291
73,362	Pfizer, Inc.	2,545,661
3,298	Quest Diagnostics, Inc.	254,507
3,893	Regeneron Pharmaceuticals, Inc.*	1,553,035
1,842	St. Jude Medical, Inc.	144,339
6,345	UnitedHealth Group, Inc.	848,136
5,971	Universal Health Services, Inc., Class B	805,249
17,357	Vertex Pharmaceuticals, Inc.*	1,616,805
		46,199,883
	Industrials — 10.2%

3,059	3M Co.	514,891
23,139	American Airlines Group, Inc.	738,365
22,772	AMETEK, Inc.	1,088,957
3,286	Boeing Co. (The)	414,529
17,574	C.H. Robinson Worldwide, Inc.	1,317,699
1,570	Cintas Corp.	148,836
56,695	CSX Corp.	1,498,449
19,258	Dover Corp.	1,285,471
5,244	Dun & Bradstreet Corp. (The)	665,464
10,984	Equifax, Inc.	1,381,018
8,470	Expeditors International of Washington, Inc.	411,218
23,725	Fluor Corp.	1,252,205
12,198	General Dynamics Corp.	1,730,530
111,411	General Electric Co.	3,367,955
21,198	Honeywell International, Inc.	2,412,968
19,568	Ingersoll-Rand PLC	1,307,338
9,027	Jacobs Engineering Group, Inc.*	457,579
3,027	L-3 Communications Holdings, Inc.	415,335
8,678	Lockheed Martin Corp.	2,050,004
39,548	Masco Corp.	1,290,847
5,850	Northrop Grumman Corp.	1,244,119
25,035	PACCAR, Inc.	1,395,701
18,915	Pentair PLC	1,139,440
39,556	Quanta Services, Inc.*	950,531
2,476	Raytheon Co.	321,063
26,599	Republic Services, Inc.	1,284,200
26,726	Robert Half International, Inc.	1,111,534
7,316	Roper Technologies, Inc.	1,251,621
16,735	Ryder System, Inc.	1,165,091
5,053	Snap-on, Inc.	817,676
11,164	Southwest Airlines Co.	474,247
28,690	Textron, Inc.	1,091,941
1,650	Union Pacific Corp.	138,914
26,480	United Continental Holdings, Inc.*	1,193,983
1,515	United Parcel Service, Inc., Class B	156,181
15,816	United Rentals, Inc.*	1,101,901
4,101	United Technologies Corp.	412,479
10,477	Verisk Analytics, Inc.*	831,769
		39,832,049
	Information Technology — 15.7%

1,222	Accenture PLC, Class A	145,381
15,497	Akamai Technologies, Inc.*	845,826
2,911	Alliance Data Systems Corp.*	646,795
3,915	Alphabet, Inc., Class A*	2,931,748
3,124	Alphabet, Inc., Class C*	2,298,389
13,065	Analog Devices, Inc.	764,303
73,693	Apple, Inc.	7,358,984
30,545	Applied Materials, Inc.	745,909
38,838	CA, Inc.	1,255,244
69,467	Cisco Systems, Inc.	2,018,016
15,879	Citrix Systems, Inc.*	1,348,445

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
27,683		Cognizant Technology Solutions Corp., Class A*	$1,700,844
40,041		CSRA, Inc.	991,816
9,908		Electronic Arts, Inc.*	760,439
11,816		F5 Networks, Inc.*	1,302,123
38,037		Facebook, Inc., Class A*	4,519,176
10,673		First Solar, Inc.*	529,914
16,590		Harris Corp.	1,306,794
37,689		Hewlett Packard Enterprise Co.	696,116
121,683		HP, Inc.	1,628,119
47,358		Intel Corp.	1,496,039
6,405		International Business Machines Corp.	984,705
5,555		Intuit, Inc.	592,496
15,589		Juniper Networks, Inc.	364,939
18,393		KLA-Tencor Corp.	1,341,402
1		Knowles Corp.*	7
15,973		Lam Research Corp.	1,322,724
3,639		MasterCard, Inc., Class A	348,980
126,315		Micron Technology, Inc.*	1,606,727
101,744		Microsoft Corp.	5,392,432
6,344		NetApp, Inc.	161,962
9,357		NVIDIA Corp.	437,159
21,931		Oracle Corp.	881,626
25,423		Paychex, Inc.	1,378,435
16,587		Qorvo, Inc.*	845,439
16,124		QUALCOMM, Inc.	885,530
22,760		Seagate Technology PLC	513,466
9,539		Skyworks Solutions, Inc.	636,824
76,134		Symantec Corp.	1,321,686
34,533		Texas Instruments, Inc.	2,092,700
5,867		Total System Services, Inc.	315,058
9,344		VeriSign, Inc.*	798,538
15,684		Visa, Inc., Class A	1,238,095
4,734		Western Digital Corp.	220,320
66,020		Western Union Co. (The)	1,284,089
117,834		Xerox Corp.	1,174,805
			61,430,564
		Materials — 3.3%

6,097		Air Products & Chemicals, Inc.	869,676
16,097		Avery Dennison Corp.	1,197,295
30,557		Dow Chemical Co. (The)	1,569,407
16,817		Eastman Chemical Co.	1,233,695
—	#	Ingevity Corp.*	5
29,376		International Paper Co.	1,238,492
5,106		LyondellBasell Industries N.V., Class A	415,424
6,283		Martin Marietta Materials, Inc.	1,187,738
1,612		Monsanto Co.	181,302
40,821		Mosaic Co. (The)	1,029,914
23,382		Newmont Mining Corp.	757,811
28,330		Nucor Corp.	1,374,288
14,519		PPG Industries, Inc.	1,563,406
9,114		WestRock Co.	361,006
			12,979,459
		Telecommunication Services — 2.1%

69,623		AT&T, Inc.	2,725,740
47,854		CenturyLink, Inc.	1,297,801
25,595		Level 3 Communications, Inc.*	1,380,850
56,865		Verizon Communications, Inc.	2,894,429
			8,298,820
		Utilities — 4.7%

19,485		AES Corp.	216,089
18,016		AGL Resources, Inc.	1,185,453
26,922		Ameren Corp.	1,333,985
23,043		American Electric Power Co., Inc.	1,491,573
17,694		American Water Works Co., Inc.	1,311,125
57,296		CenterPoint Energy, Inc.	1,290,879
17,872		Consolidated Edison, Inc.	1,309,303
20,352		Edison International	1,457,814
45,597		Exelon Corp.	1,562,609
39,333		FirstEnergy Corp.	1,290,516
49,298		NiSource, Inc.	1,176,250
72,810		NRG Energy, Inc.	1,192,628
13,381		Public Service Enterprise Group, Inc.	598,800
1		Talen Energy Corp.*	11
23,404		WEC Energy Group, Inc.	1,407,516
32,951		Xcel Energy, Inc.	1,363,183
			18,187,734
		Total Common Stocks (Cost $357,780,567)	368,666,608

Principal Amount
	Repurchase Agreements (a)(b) — 4.0%
$15,690,077	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $15,690,201	15,690,077
	Total Repurchase Agreements (Cost $15,690,077)	15,690,077

	Total Investment Securities (Cost $373,470,644) — 98.4%	384,356,685
	Other assets less liabilities — 1.6%	6,294,016
	Net Assets — 100.0%	$390,650,701

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $75,220,751.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,183,441
Aggregate gross unrealized depreciation	(19,546,716)
Net unrealized appreciation	$9,636,725
Federal income tax cost of investments	$374,719,960

See accompanying notes to the financial statements.

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(1,040,834)	11/07/16	Deutsche Bank AG	(0.01)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(95,731)
125,143,870	11/06/17	Deutsche Bank AG	0.51%	Credit Suisse 130/30 Large Cap Index (long portion)	2,042,312
124,103,036					1,946,581	$—	$(1,946,581)	$—
(115,649,869)	11/07/16	Goldman Sachs International	(0.51)%	Credit Suisse 130/30 Large Cap Index (short portion)	2,410,915	(2,410,915)	—	—

(247,636)	11/07/16	Societe Generale	(0.24)%	Credit Suisse 130/30 Large Cap Index (short portion)	(3,939)
4,947,230	01/08/18	Societe Generale	0.64%	Credit Suisse 130/30 Large Cap Index (long portion)	347,554
4,699,594					343,615	—	(300,000)	43,615
(224,088)	11/06/17	UBS AG	(0.44)%	Credit Suisse 130/30 Large Cap Index (short portion)	(252,394)
8,872,307	11/06/17	UBS AG	0.79%	Credit Suisse 130/30 Large Cap Index (long portion)	182,335
8,648,219					(70,059)	—	70,059	—
$21,800,980					$4,631,052

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

May 31, 2016

Shares			Value
		Common Stocks— 99.7%
		Consumer Discretionary — 13.5%

37		Advance Auto Parts, Inc.	$5,692
197		Amazon.com, Inc.*	142,390
38		AutoNation, Inc.*	1,917
15		AutoZone, Inc.*	11,433
83		Bed Bath & Beyond, Inc.*	3,714
144		Best Buy Co., Inc.	4,632
111		BorgWarner, Inc.	3,777
113		Cablevision Systems Corp., Class A	3,919
100		CarMax, Inc.*	5,366
230		Carnival Corp.	10,980
215		CBS Corp. (Non-Voting), Class B	11,868
15		Chipotle Mexican Grill, Inc.*	6,629
141		Coach, Inc.	5,558
1,239		Comcast Corp., Class A	78,429
168		D.R. Horton, Inc.	5,134
59		Darden Restaurants, Inc.	4,002
141		Delphi Automotive PLC	9,582
76		Discovery Communications, Inc., Class A*	2,117
121		Discovery Communications, Inc., Class C*	3,239
148		Dollar General Corp.	13,305
120		Dollar Tree, Inc.*	10,865
60		Expedia, Inc.	6,674
70		Foot Locker, Inc.	3,914
1,986		Ford Motor Co.	26,791
115		Gap, Inc. (The)	2,069
60		Garmin Ltd.	2,551
716		General Motors Co.	22,396
76		Genuine Parts Co.	7,366
136		Goodyear Tire & Rubber Co. (The)	3,804
120		H&R Block, Inc.	2,563
200		Hanesbrands, Inc.	5,414
94		Harley-Davidson, Inc.	4,361
36		Harman International Industries, Inc.	2,817
57		Hasbro, Inc.	4,976
646		Home Depot, Inc. (The)	85,350
205		Interpublic Group of Cos., Inc. (The)	4,899
—	#	Interval Leisure Group, Inc.	1
330		Johnson Controls, Inc.	14,570
97		Kohl’s Corp.	3,496
130		L Brands, Inc.	8,912
69		Leggett & Platt, Inc.	3,468
92		Lennar Corp., Class A	4,192
156		LKQ Corp.*	5,159
466		Lowe’s Cos., Inc.	37,341
158		Macy’s, Inc.	5,247
97		Marriott International, Inc., Class A	6,406
173		Mattel, Inc.	5,515
459		McDonald’s Corp.	56,026
91		Michael Kors Holdings Ltd.*	3,888
32		Mohawk Industries, Inc.*	6,294
218		Netflix, Inc.*	22,360
233		Newell Brands, Inc.	11,112
194		News Corp., Class A	2,320
55		News Corp., Class B	679
688		NIKE, Inc., Class B	37,991
65		Nordstrom, Inc.	2,469
122		Omnicom Group, Inc.	10,166
50		O’Reilly Automotive, Inc.*	13,222
25		Priceline Group, Inc. (The)*	31,608
162		PulteGroup, Inc.	3,039
42		PVH Corp.	3,940
30		Ralph Lauren Corp.	2,830
206		Ross Stores, Inc.	11,000
86		Royal Caribbean Cruises Ltd.	6,656
48		Scripps Networks Interactive, Inc., Class A	3,088
41		Signet Jewelers Ltd.	4,058
329		Staples, Inc.	2,895
753		Starbucks Corp.	41,332
86		Starwood Hotels & Resorts Worldwide, Inc.	6,315
307		Target Corp.	21,115
112		TEGNA, Inc.	2,572
57		Tiffany & Co.	3,532
403		Time Warner, Inc.	30,491
341		TJX Cos., Inc. (The)	25,957
68		Tractor Supply Co.	6,535
58		TripAdvisor, Inc.*	3,929
570		Twenty-First Century Fox, Inc., Class A	16,462
220		Twenty-First Century Fox, Inc., Class B	6,433
32		Ulta Salon Cosmetics & Fragrance, Inc.*	7,456
93		Under Armour, Inc., Class A*	3,509
93		Under Armour, Inc., Class C*	3,252
44		Urban Outfitters, Inc.*	1,255
173		VF Corp.	10,781
176		Viacom, Inc., Class B	7,809
765		Walt Disney Co. (The)	75,903
39		Whirlpool Corp.	6,810
57		Wyndham Worldwide Corp.	3,841
41		Wynn Resorts Ltd.	3,943
208		Yum! Brands, Inc.	17,075
			1,166,748
		Consumer Staples — 10.8%

997		Altria Group, Inc.	63,449
303		Archer-Daniels-Midland Co.	12,959
51		Brown-Forman Corp., Class B	5,002
92		Campbell Soup Co.	5,572
66		Church & Dwight Co., Inc.	6,500
66		Clorox Co. (The)	8,484
1,985		Coca-Cola Co. (The)	88,531
455		Colgate-Palmolive Co.	32,037
221		ConAgra Foods, Inc.	10,100
90		Constellation Brands, Inc., Class A	13,783
224		Costco Wholesale Corp.	33,324
560		CVS Health Corp.	54,012
95		Dr. Pepper Snapple Group, Inc.	8,683
113		Estee Lauder Cos., Inc. (The), Class A	10,371
302		General Mills, Inc.	18,960
73		Hershey Co. (The)	6,778
138		Hormel Foods Corp.	4,749
61		J.M. Smucker Co. (The)	7,878
128		Kellogg Co.	9,519
184		Kimberly-Clark Corp.	23,375
303		Kraft Heinz Co. (The)	25,207
497		Kroger Co. (The)	17,773
59		McCormick & Co., Inc. (Non-Voting)	5,727
95		Mead Johnson Nutrition Co.	7,817
94		Molson Coors Brewing Co., Class B	9,323
799		Mondelez International, Inc., Class A	35,547
76		Monster Beverage Corp.*	11,400
736		PepsiCo, Inc.	74,461
789		Philip Morris International, Inc.	77,859
1,351		Procter & Gamble Co. (The)	109,485
422		Reynolds American, Inc.	20,973
267		Sysco Corp.	12,845
149		Tyson Foods, Inc., Class A	9,503
440		Walgreens Boots Alliance, Inc.	34,056

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
799	Wal-Mart Stores, Inc.	$56,553
165	Whole Foods Market, Inc.	5,338
		937,933
	Financials — 17.5%

28	Affiliated Managers Group, Inc.*	4,859
214	Aflac, Inc.	14,864
193	Allstate Corp. (The)	13,029
417	American Express Co.	27,422
586	American International Group, Inc.	33,918
216	American Tower Corp. (REIT)	22,848
86	Ameriprise Financial, Inc.	8,744
138	Aon PLC	15,079
80	Apartment Investment & Management Co., Class A (REIT)	3,412
90	Arthur J. Gallagher & Co.	4,350
33	Assurant, Inc.	2,884
70	AvalonBay Communities, Inc. (REIT)	12,592
5,260	Bank of America Corp.	77,795
548	Bank of New York Mellon Corp. (The)	23,049
414	BB&T Corp.	15,057
954	Berkshire Hathaway, Inc., Class B*	134,075
64	BlackRock, Inc.	23,286
78	Boston Properties, Inc. (REIT)	9,799
269	Capital One Financial Corp.	19,702
148	CBRE Group, Inc., Class A*	4,418
612	Charles Schwab Corp. (The)	18,715
235	Chubb Ltd.	29,753
75	Cincinnati Financial Corp.	5,182
1,502	Citigroup, Inc.	69,948
269	Citizens Financial Group, Inc.	6,335
172	CME Group, Inc.	16,837
89	Comerica, Inc.	4,192
170	Crown Castle International Corp. (REIT)	15,438
75	Digital Realty Trust, Inc. (REIT)	7,159
211	Discover Financial Services	11,987
144	E*TRADE Financial Corp.*	4,016
35	Equinix, Inc. (REIT)	12,670
186	Equity Residential (REIT)	12,873
33	Essex Property Trust, Inc. (REIT)	7,499
64	Extra Space Storage, Inc. (REIT)	5,950
35	Federal Realty Investment Trust (REIT)	5,362
399	Fifth Third Bancorp	7,529
190	Franklin Resources, Inc.	7,097
297	General Growth Properties, Inc. (REIT)	7,980
200	Goldman Sachs Group, Inc. (The)	31,896
202	Hartford Financial Services Group, Inc. (The)	9,124
237	HCP, Inc. (REIT)	7,790
383	Host Hotels & Resorts, Inc. (REIT)	5,898
405	Huntington Bancshares, Inc./OH	4,232
61	Intercontinental Exchange, Inc.	16,538
212	Invesco Ltd.	6,657
123	Iron Mountain, Inc. (REIT)	4,519
1,870	JPMorgan Chase & Co.	122,055
426	KeyCorp	5,461
211	Kimco Realty Corp. (REIT)	5,946
55	Legg Mason, Inc.	1,898
170	Leucadia National Corp.	3,077
123	Lincoln National Corp.	5,640
136	Loews Corp.	5,505
81	M&T Bank Corp.	9,680
65	Macerich Co. (The) (REIT)	4,961
266	Marsh & McLennan Cos., Inc.	17,575
559	MetLife, Inc.	25,462
86	Moody’s Corp.	8,483
778	Morgan Stanley	21,294
58	Nasdaq, Inc.	3,829
175	Navient Corp.	2,399
110	Northern Trust Corp.	8,151
158	People’s United Financial, Inc.	2,509
255	PNC Financial Services Group, Inc. (The)	22,884
138	Principal Financial Group, Inc.	6,149
298	Progressive Corp. (The)	9,923
267	Prologis, Inc. (REIT)	12,691
227	Prudential Financial, Inc.	17,990
75	Public Storage (REIT)	19,028
128	Realty Income Corp. (REIT)	7,692
656	Regions Financial Corp.	6,448
135	S&P Global, Inc.	15,094
158	Simon Property Group, Inc. (REIT)	31,227
51	SL Green Realty Corp. (REIT)	5,169
204	State Street Corp.	12,864
257	SunTrust Banks, Inc.	11,262
425	Synchrony Financial*	13,260
126	T. Rowe Price Group, Inc.	9,710
57	Torchmark Corp.	3,513
150	Travelers Cos., Inc. (The)	17,121
832	U.S. Bancorp	35,626
136	UDR, Inc. (REIT)	4,900
122	Unum Group	4,504
171	Ventas, Inc. (REIT)	11,342
90	Vornado Realty Trust (REIT)	8,597
2,354	Wells Fargo & Co.	119,395
181	Welltower, Inc. (REIT)	12,473
381	Weyerhaeuser Co. (REIT)	12,002
70	Willis Towers Watson PLC	8,961
149	XL Group PLC	5,118
104	Zions Bancorp.	2,914
		1,516,140
	Health Care — 15.8%

751	Abbott Laboratories	29,762
821	AbbVie, Inc.	51,665
178	Aetna, Inc.	20,155
167	Agilent Technologies, Inc.	7,664
115	Alexion Pharmaceuticals, Inc.*	17,353
201	Allergan PLC*	47,386
98	AmerisourceBergen Corp.	7,348
383	Amgen, Inc.	60,495
133	Anthem, Inc.	17,577
347	Baxalta, Inc.	15,695
279	Baxter International, Inc.	12,042
108	Becton, Dickinson and Co.	17,977
111	Biogen, Inc.*	32,160
687	Boston Scientific Corp.*	15,602
850	Bristol-Myers Squibb Co.	60,945
38	C.R. Bard, Inc.	8,323
168	Cardinal Health, Inc.	13,264
398	Celgene Corp.*	41,997
87	Centene Corp.*	5,424
154	Cerner Corp.*	8,564
130	Cigna Corp.	16,654
84	DaVita HealthCare Partners, Inc.*	6,495
123	DENTSPLY SIRONA, Inc.	7,646
109	Edwards Lifesciences Corp.*	10,736
496	Eli Lilly & Co.	37,215
104	Endo International PLC*	1,644
322	Express Scripts Holding Co.*	24,327
696	Gilead Sciences, Inc.	60,594
156	HCA Holdings, Inc.*	12,171
42	Henry Schein, Inc.*	7,297
126	Hologic, Inc.*	4,336

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
76	Humana, Inc.	$13,111
75	Illumina, Inc.*	10,862
19	Intuitive Surgical, Inc.*	12,059
1,406	Johnson & Johnson	158,442
52	Laboratory Corp. of America Holdings*	6,653
57	Mallinckrodt PLC*	3,611
116	McKesson Corp.	21,244
716	Medtronic PLC	57,624
1,414	Merck & Co., Inc.	79,552
210	Mylan N.V.*	9,101
43	Patterson Cos., Inc.	2,099
56	PerkinElmer, Inc.	3,066
75	Perrigo Co. PLC	7,188
3,081	Pfizer, Inc.	106,911
73	Quest Diagnostics, Inc.	5,633
40	Regeneron Pharmaceuticals, Inc.*	15,957
144	St. Jude Medical, Inc.	11,284
160	Stryker Corp.	17,786
202	Thermo Fisher Scientific, Inc.	30,657
484	UnitedHealth Group, Inc.	64,696
46	Universal Health Services, Inc., Class B	6,204
49	Varian Medical Systems, Inc.*	4,057
126	Vertex Pharmaceuticals, Inc.*	11,737
41	Waters Corp.*	5,640
91	Zimmer Biomet Holdings, Inc.	11,112
233	Zoetis, Inc.	11,049
		1,367,848
	Industrials — 10.8%

308	3M Co.	51,843
22	Acuity Brands, Inc.	5,699
64	Alaska Air Group, Inc.	4,250
49	Allegion PLC	3,314
307	American Airlines Group, Inc.	9,796
120	AMETEK, Inc.	5,738
317	Boeing Co. (The)	39,990
73	C.H. Robinson Worldwide, Inc.	5,474
297	Caterpillar, Inc.	21,535
45	Cintas Corp.	4,266
491	CSX Corp.	12,977
83	Cummins, Inc.	9,501
305	Danaher Corp.	30,000
153	Deere & Co.	12,590
397	Delta Air Lines, Inc.	17,254
79	Dover Corp.	5,273
18	Dun & Bradstreet Corp. (The)	2,284
234	Eaton Corp. PLC	14,421
328	Emerson Electric Co.	17,063
60	Equifax, Inc.	7,544
93	Expeditors International of Washington, Inc.	4,515
147	Fastenal Co.	6,766
131	FedEx Corp.	21,611
66	Flowserve Corp.	3,177
71	Fluor Corp.	3,747
149	General Dynamics Corp.	21,139
4,753	General Electric Co.	143,683
392	Honeywell International, Inc.	44,621
167	Illinois Tool Works, Inc.	17,707
131	Ingersoll-Rand PLC	8,752
45	J.B. Hunt Transport Services, Inc.	3,722
62	Jacobs Engineering Group, Inc.*	3,143
55	Kansas City Southern	5,121
40	L-3 Communications Holdings, Inc.	5,488
134	Lockheed Martin Corp.	31,655
170	Masco Corp.	5,549
184	Nielsen Holdings PLC	9,824
152	Norfolk Southern Corp.	12,777
92	Northrop Grumman Corp.	19,566
179	PACCAR, Inc.	9,979
69	Parker-Hannifin Corp.	7,924
93	Pentair PLC	5,602
98	Pitney Bowes, Inc.	1,826
81	Quanta Services, Inc.*	1,946
152	Raytheon Co.	19,710
121	Republic Services, Inc.	5,842
67	Robert Half International, Inc.	2,787
67	Rockwell Automation, Inc.	7,775
67	Rockwell Collins, Inc.	5,923
51	Roper Technologies, Inc.	8,725
27	Ryder System, Inc.	1,880
30	Snap-on, Inc.	4,855
325	Southwest Airlines Co.	13,806
78	Stanley Black & Decker, Inc.	8,828
43	Stericycle, Inc.*	4,214
138	Textron, Inc.	5,252
216	Tyco International PLC	9,206
431	Union Pacific Corp.	36,286
172	United Continental Holdings, Inc.*	7,755
352	United Parcel Service, Inc., Class B	36,288
46	United Rentals, Inc.*	3,205
396	United Technologies Corp.	39,830
79	Verisk Analytics, Inc.*	6,272
29	W.W. Grainger, Inc.	6,622
211	Waste Management, Inc.	12,860
91	Xylem, Inc.	4,064
		932,637
	Information Technology — 21.9%

320	Accenture PLC, Class A	38,070
258	Activision Blizzard, Inc.	10,129
254	Adobe Systems, Inc.*	25,265
90	Akamai Technologies, Inc.*	4,912
30	Alliance Data Systems Corp.*	6,666
149	Alphabet, Inc., Class A*	111,579
151	Alphabet, Inc., Class C*	111,094
157	Amphenol Corp., Class A	9,219
158	Analog Devices, Inc.	9,243
2,825	Apple, Inc.	282,105
576	Applied Materials, Inc.	14,066
115	Autodesk, Inc.*	6,701
233	Automatic Data Processing, Inc.	20,467
189	Broadcom Ltd.	29,174
151	CA, Inc.	4,880
2,564	Cisco Systems, Inc.	74,484
78	Citrix Systems, Inc.*	6,624
310	Cognizant Technology Solutions Corp., Class A*	19,046
567	Corning, Inc.	11,845
69	CSRA, Inc.	1,709
552	eBay, Inc.*	13,502
158	Electronic Arts, Inc.*	12,127
992	EMC Corp.	27,726
35	F5 Networks, Inc.*	3,857
1,169	Facebook, Inc., Class A*	138,889
141	Fidelity National Information Services, Inc.	10,472
39	First Solar, Inc.*	1,936
114	Fiserv, Inc.*	12,008
70	FLIR Systems, Inc.	2,181
78	Global Payments, Inc.	6,060
64	Harris Corp.	5,041
874	Hewlett Packard Enterprise Co.	16,143
880	HP, Inc.	11,774

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
2,407	Intel Corp.	$76,037
450	International Business Machines Corp.	69,183
131	Intuit, Inc.	13,972
179	Juniper Networks, Inc.	4,190
79	KLA-Tencor Corp.	5,761
81	Lam Research Corp.	6,708
122	Linear Technology Corp.	5,773
500	MasterCard, Inc., Class A	47,950
109	Microchip Technology, Inc.	5,633
529	Micron Technology, Inc.*	6,729
4,029	Microsoft Corp.	213,537
81	Motorola Solutions, Inc.	5,611
147	NetApp, Inc.	3,753
260	NVIDIA Corp.	12,147
1,605	Oracle Corp.	64,521
164	Paychex, Inc.	8,892
567	PayPal Holdings, Inc.*	21,427
66	Qorvo, Inc.*	3,364
762	QUALCOMM, Inc.	41,849
93	Red Hat, Inc.*	7,204
321	salesforce.com, Inc.*	26,871
151	Seagate Technology PLC	3,407
98	Skyworks Solutions, Inc.	6,543
311	Symantec Corp.	5,399
188	TE Connectivity Ltd.	11,280
68	Teradata Corp.*	1,927
512	Texas Instruments, Inc.	31,027
86	Total System Services, Inc.	4,618
49	VeriSign, Inc.*	4,188
978	Visa, Inc., Class A	77,203
143	Western Digital Corp.	6,672
256	Western Union Co. (The)	4,979
485	Xerox Corp.	4,835
130	Xilinx, Inc.	6,161
444	Yahoo!, Inc.*	16,845
		1,895,190
	Materials — 3.0%

99	Air Products & Chemicals, Inc.	14,121
670	Alcoa, Inc.	6,211
46	Avery Dennison Corp.	3,421
72	Ball Corp.	5,206
119	CF Industries Holdings, Inc.	3,292
569	Dow Chemical Co. (The)	29,224
444	E.I. du Pont de Nemours & Co.	29,042
75	Eastman Chemical Co.	5,502
136	Ecolab, Inc.	15,945
68	FMC Corp.	3,229
638	Freeport-McMoRan, Inc.	7,069
1	Ingevity Corp.*	15
41	International Flavors & Fragrances, Inc.	5,289
209	International Paper Co.	8,811
176	LyondellBasell Industries N.V., Class A	14,319
33	Martin Marietta Materials, Inc.	6,238
224	Monsanto Co.	25,193
180	Mosaic Co. (The)	4,541
270	Newmont Mining Corp.	8,751
162	Nucor Corp.	7,859
82	Owens-Illinois, Inc.*	1,550
136	PPG Industries, Inc.	14,644
145	Praxair, Inc.	15,930
100	Sealed Air Corp.	4,644
40	Sherwin-Williams Co. (The)	11,644
68	Vulcan Materials Co.	7,939
129	WestRock Co.	5,110
		264,739
	Telecommunication Services — 2.8%

3,134	AT&T, Inc.	122,696
277	CenturyLink, Inc.	7,512
595	Frontier Communications Corp.	3,076
147	Level 3 Communications, Inc.*	7,931
2,075	Verizon Communications, Inc.	105,618
		246,833
	Utilities — 3.6%

336	AES Corp.	3,726
61	AGL Resources, Inc.	4,014
124	Ameren Corp.	6,144
250	American Electric Power Co., Inc.	16,182
91	American Water Works Co., Inc.	6,743
219	CenterPoint Energy, Inc.	4,934
141	CMS Energy Corp.	5,897
150	Consolidated Edison, Inc.	10,989
304	Dominion Resources, Inc.	21,964
91	DTE Energy Co.	8,252
351	Duke Energy Corp.	27,459
166	Edison International	11,891
91	Entergy Corp.	6,909
162	Eversource Energy	8,949
469	Exelon Corp.	16,073
216	FirstEnergy Corp.	7,087
235	NextEra Energy, Inc.	28,228
163	NiSource, Inc.	3,889
160	NRG Energy, Inc.	2,621
251	PG&E Corp.	15,080
57	Pinnacle West Capital Corp.	4,195
343	PPL Corp.	13,219
258	Public Service Enterprise Group, Inc.	11,545
73	SCANA Corp.	5,103
120	Sempra Energy	12,854
465	Southern Co. (The)	22,990
120	TECO Energy, Inc.	3,305
161	WEC Energy Group, Inc.	9,682
259	Xcel Energy, Inc.	10,715
		310,639
	Total Common Stocks (Cost $8,115,029)	8,638,707

Principal Amount
	Repurchase Agreements (a) — 0.1%
$11,258	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $11,258	11,258
	Total Repurchase Agreements (Cost $11,258)	11,258

	Total Investment Securities (Cost $8,126,287) — 99.8%	8,649,965
	Other assets less liabilities — 0.2%	14,237
	Net Assets — 100.0%	$8,664,202

See accompanying notes to the financial statements.

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$661,213
Aggregate gross unrealized depreciation	(138,646)
Net unrealized appreciation	$522,567
Federal income tax cost of investments	$8,127,398

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

May 31, 2016

Shares			Value
		Common Stocks— 99.5%
		Consumer Discretionary — 14.9%

10		Advance Auto Parts, Inc.	$1,538
55		Amazon.com, Inc.*	39,754
10		AutoNation, Inc.*	504
4		AutoZone, Inc.*	3,049
23		Bed Bath & Beyond, Inc.*	1,029
40		Best Buy Co., Inc.	1,287
31		BorgWarner, Inc.	1,055
31		Cablevision Systems Corp., Class A	1,075
28		CarMax, Inc.*	1,503
64		Carnival Corp.	3,055
60		CBS Corp. (Non-Voting), Class B	3,312
4		Chipotle Mexican Grill, Inc.*	1,768
39		Coach, Inc.	1,537
344		Comcast Corp., Class A	21,775
46		D.R. Horton, Inc.	1,406
16		Darden Restaurants, Inc.	1,085
39		Delphi Automotive PLC	2,650
21		Discovery Communications, Inc., Class A*	585
34		Discovery Communications, Inc., Class C*	910
41		Dollar General Corp.	3,686
33		Dollar Tree, Inc.*	2,988
17		Expedia, Inc.	1,891
19		Foot Locker, Inc.	1,063
551		Ford Motor Co.	7,433
32		Gap, Inc. (The)	576
17		Garmin Ltd.	723
199		General Motors Co.	6,225
21		Genuine Parts Co.	2,035
38		Goodyear Tire & Rubber Co. (The)	1,063
33		H&R Block, Inc.	705
55		Hanesbrands, Inc.	1,489
26		Harley-Davidson, Inc.	1,206
10		Harman International Industries, Inc.	782
16		Hasbro, Inc.	1,397
179		Home Depot, Inc. (The)	23,650
57		Interpublic Group of Cos., Inc. (The)	1,362
—	#	Interval Leisure Group, Inc.	5
92		Johnson Controls, Inc.	4,062
27		Kohl’s Corp.	973
36		L Brands, Inc.	2,468
19		Leggett & Platt, Inc.	955
25		Lennar Corp., Class A	1,139
43		LKQ Corp.*	1,422
129		Lowe’s Cos., Inc.	10,337
44		Macy’s, Inc.	1,461
27		Marriott International, Inc., Class A	1,783
48		Mattel, Inc.	1,530
127		McDonald’s Corp.	15,502
25		Michael Kors Holdings Ltd.*	1,068
9		Mohawk Industries, Inc.*	1,770
60		Netflix, Inc.*	6,154
65		Newell Brands, Inc.	3,100
54		News Corp., Class A	646
15		News Corp., Class B	185
191		NIKE, Inc., Class B	10,547
18		Nordstrom, Inc.	684
34		Omnicom Group, Inc.	2,833
14		O’Reilly Automotive, Inc.*	3,702
7		Priceline Group, Inc. (The)*	8,850
45		PulteGroup, Inc.	844
12		PVH Corp.	1,126
8		Ralph Lauren Corp.	755
57		Ross Stores, Inc.	3,044
24		Royal Caribbean Cruises Ltd.	1,857
13		Scripps Networks Interactive, Inc., Class A	836
11		Signet Jewelers Ltd.	1,089
91		Staples, Inc.	801
209		Starbucks Corp.	11,472
24		Starwood Hotels & Resorts Worldwide, Inc.	1,762
85		Target Corp.	5,846
31		TEGNA, Inc.	712
16		Tiffany & Co.	991
112		Time Warner, Inc.	8,474
95		TJX Cos., Inc. (The)	7,231
19		Tractor Supply Co.	1,826
16		TripAdvisor, Inc.*	1,084
158		Twenty-First Century Fox, Inc., Class A	4,563
61		Twenty-First Century Fox, Inc., Class B	1,784
9		Ulta Salon Cosmetics & Fragrance, Inc.*	2,097
26		Under Armour, Inc., Class A*	981
26		Under Armour, Inc., Class C*	909
12		Urban Outfitters, Inc.*	342
48		VF Corp.	2,991
49		Viacom, Inc., Class B	2,174
212		Walt Disney Co. (The)	21,035
11		Whirlpool Corp.	1,921
16		Wyndham Worldwide Corp.	1,078
11		Wynn Resorts Ltd.	1,058
58		Yum! Brands, Inc.	4,761
			323,771
		Consumer Staples — 12.0%

277		Altria Group, Inc.	17,628
84		Archer-Daniels-Midland Co.	3,593
14		Brown-Forman Corp., Class B	1,373
25		Campbell Soup Co.	1,514
18		Church & Dwight Co., Inc.	1,773
18		Clorox Co. (The)	2,314
550		Coca-Cola Co. (The)	24,530
126		Colgate-Palmolive Co.	8,872
61		ConAgra Foods, Inc.	2,788
25		Constellation Brands, Inc., Class A	3,829
62		Costco Wholesale Corp.	9,224
155		CVS Health Corp.	14,950
26		Dr. Pepper Snapple Group, Inc.	2,376
31		Estee Lauder Cos., Inc. (The), Class A	2,845
84		General Mills, Inc.	5,273
20		Hershey Co. (The)	1,857
38		Hormel Foods Corp.	1,307
17		J.M. Smucker Co. (The)	2,195
36		Kellogg Co.	2,677
51		Kimberly-Clark Corp.	6,479
84		Kraft Heinz Co. (The)	6,988
138		Kroger Co. (The)	4,935
16		McCormick & Co., Inc. (Non-Voting)	1,553
26		Mead Johnson Nutrition Co.	2,139
26		Molson Coors Brewing Co., Class B	2,579
222		Mondelez International, Inc., Class A	9,877
21		Monster Beverage Corp.*	3,150
204		PepsiCo, Inc.	20,639
219		Philip Morris International, Inc.	21,611
375		Procter & Gamble Co. (The)	30,390
117		Reynolds American, Inc.	5,815
74		Sysco Corp.	3,560

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
41	Tyson Foods, Inc., Class A	$2,615
122	Walgreens Boots Alliance, Inc.	9,443
222	Wal-Mart Stores, Inc.	15,713
46	Whole Foods Market, Inc.	1,488
		259,892
	Energy — 8.5%

72	Anadarko Petroleum Corp.	3,734
53	Apache Corp.	3,028
62	Baker Hughes, Inc.	2,876
65	Cabot Oil & Gas Corp.	1,558
73	Chesapeake Energy Corp.*	313
266	Chevron Corp.	26,866
13	Cimarex Energy Co.	1,512
56	Columbia Pipeline Group, Inc.	1,430
18	Concho Resources, Inc.*	2,184
175	ConocoPhillips	7,663
72	Devon Energy Corp.	2,599
9	Diamond Offshore Drilling, Inc.	232
78	EOG Resources, Inc.	6,346
24	EQT Corp.	1,758
587	Exxon Mobil Corp.	52,255
32	FMC Technologies, Inc.*	871
121	Halliburton Co.	5,104
15	Helmerich & Payne, Inc.	917
37	Hess Corp.	2,217
258	Kinder Morgan, Inc.	4,665
119	Marathon Oil Corp.	1,555
75	Marathon Petroleum Corp.	2,612
23	Murphy Oil Corp.	711
53	National Oilwell Varco, Inc.	1,746
28	Newfield Exploration Co.*	1,142
61	Noble Energy, Inc.	2,181
108	Occidental Petroleum Corp.	8,148
30	ONEOK, Inc.	1,298
66	Phillips 66	5,304
23	Pioneer Natural Resources Co.	3,687
24	Range Resources Corp.	1,022
196	Schlumberger Ltd.	14,955
55	Southwestern Energy Co.*	752
95	Spectra Energy Corp.	3,027
17	Tesoro Corp.	1,327
48	Transocean Ltd.	470
66	Valero Energy Corp.	3,610
96	Williams Cos., Inc. (The)	2,127
		183,802
	Health Care — 17.5%

208	Abbott Laboratories	8,243
228	AbbVie, Inc.	14,348
49	Aetna, Inc.	5,548
46	Agilent Technologies, Inc.	2,111
32	Alexion Pharmaceuticals, Inc.*	4,829
56	Allergan PLC*	13,202
27	AmerisourceBergen Corp.	2,024
106	Amgen, Inc.	16,743
37	Anthem, Inc.	4,890
96	Baxalta, Inc.	4,342
77	Baxter International, Inc.	3,323
30	Becton, Dickinson and Co.	4,994
31	Biogen, Inc.*	8,982
190	Boston Scientific Corp.*	4,315
236	Bristol-Myers Squibb Co.	16,921
10	C.R. Bard, Inc.	2,190
47	Cardinal Health, Inc.	3,711
110	Celgene Corp.*	11,607
24	Centene Corp.*	1,496
43	Cerner Corp.*	2,391
36	Cigna Corp.	4,612
23	DaVita HealthCare Partners, Inc.*	1,778
34	DENTSPLY SIRONA, Inc.	2,113
30	Edwards Lifesciences Corp.*	2,955
137	Eli Lilly & Co.	10,279
29	Endo International PLC*	459
89	Express Scripts Holding Co.*	6,724
193	Gilead Sciences, Inc.	16,803
43	HCA Holdings, Inc.*	3,355
12	Henry Schein, Inc.*	2,085
35	Hologic, Inc.*	1,204
21	Humana, Inc.	3,623
21	Illumina, Inc.*	3,041
5	Intuitive Surgical, Inc.*	3,174
390	Johnson & Johnson	43,949
14	Laboratory Corp. of America Holdings*	1,791
16	Mallinckrodt PLC*	1,014
32	McKesson Corp.	5,861
199	Medtronic PLC	16,016
392	Merck & Co., Inc.	22,054
58	Mylan N.V.*	2,514
12	Patterson Cos., Inc.	586
16	PerkinElmer, Inc.	876
21	Perrigo Co. PLC	2,013
854	Pfizer, Inc.	29,634
20	Quest Diagnostics, Inc.	1,543
11	Regeneron Pharmaceuticals, Inc.*	4,388
40	St. Jude Medical, Inc.	3,134
44	Stryker Corp.	4,891
56	Thermo Fisher Scientific, Inc.	8,499
134	UnitedHealth Group, Inc.	17,912
13	Universal Health Services, Inc., Class B	1,753
13	Varian Medical Systems, Inc.*	1,076
35	Vertex Pharmaceuticals, Inc.*	3,260
11	Waters Corp.*	1,513
25	Zimmer Biomet Holdings, Inc.	3,053
65	Zoetis, Inc.	3,082
		378,827
	Industrials — 11.9%

85	3M Co.	14,307
6	Acuity Brands, Inc.	1,554
18	Alaska Air Group, Inc.	1,195
14	Allegion PLC	947
85	American Airlines Group, Inc.	2,712
33	AMETEK, Inc.	1,578
88	Boeing Co. (The)	11,101
20	C.H. Robinson Worldwide, Inc.	1,500
82	Caterpillar, Inc.	5,946
12	Cintas Corp.	1,138
136	CSX Corp.	3,594
23	Cummins, Inc.	2,633
84	Danaher Corp.	8,262
42	Deere & Co.	3,456
110	Delta Air Lines, Inc.	4,781
22	Dover Corp.	1,468
5	Dun & Bradstreet Corp. (The)	634
65	Eaton Corp. PLC	4,006
91	Emerson Electric Co.	4,734
17	Equifax, Inc.	2,137
26	Expeditors International of Washington, Inc.	1,262
41	Fastenal Co.	1,887
36	FedEx Corp.	5,939

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
18	Flowserve Corp.	$866
20	Fluor Corp.	1,056
41	General Dynamics Corp.	5,817
1,318	General Electric Co.	39,843
109	Honeywell International, Inc.	12,407
46	Illinois Tool Works, Inc.	4,877
36	Ingersoll-Rand PLC	2,405
13	J.B. Hunt Transport Services, Inc.	1,075
17	Jacobs Engineering Group, Inc.*	862
15	Kansas City Southern	1,397
11	L-3 Communications Holdings, Inc.	1,509
37	Lockheed Martin Corp.	8,741
47	Masco Corp.	1,534
51	Nielsen Holdings PLC	2,723
42	Norfolk Southern Corp.	3,531
26	Northrop Grumman Corp.	5,529
50	PACCAR, Inc.	2,788
19	Parker-Hannifin Corp.	2,182
26	Pentair PLC	1,566
27	Pitney Bowes, Inc.	503
23	Quanta Services, Inc.*	553
42	Raytheon Co.	5,446
34	Republic Services, Inc.	1,642
19	Robert Half International, Inc.	790
19	Rockwell Automation, Inc.	2,205
19	Rockwell Collins, Inc.	1,680
14	Roper Technologies, Inc.	2,395
8	Ryder System, Inc.	557
8	Snap-on, Inc.	1,295
90	Southwest Airlines Co.	3,823
22	Stanley Black & Decker, Inc.	2,490
12	Stericycle, Inc.*	1,176
38	Textron, Inc.	1,446
60	Tyco International PLC	2,557
120	Union Pacific Corp.	10,103
48	United Continental Holdings, Inc.*	2,164
97	United Parcel Service, Inc., Class B	10,000
13	United Rentals, Inc.*	906
110	United Technologies Corp.	11,064
22	Verisk Analytics, Inc.*	1,747
8	W.W. Grainger, Inc.	1,827
59	Waste Management, Inc.	3,596
25	Xylem, Inc.	1,117
		258,561
	Information Technology — 24.2%

89	Accenture PLC, Class A	10,588
72	Activision Blizzard, Inc.	2,827
70	Adobe Systems, Inc.*	6,963
25	Akamai Technologies, Inc.*	1,364
8	Alliance Data Systems Corp.*	1,778
41	Alphabet, Inc., Class A*	30,703
42	Alphabet, Inc., Class C*	30,900
44	Amphenol Corp., Class A	2,584
44	Analog Devices, Inc.	2,574
783	Apple, Inc.	78,190
160	Applied Materials, Inc.	3,907
32	Autodesk, Inc.*	1,865
65	Automatic Data Processing, Inc.	5,710
52	Broadcom Ltd.	8,027
42	CA, Inc.	1,357
711	Cisco Systems, Inc.	20,655
22	Citrix Systems, Inc.*	1,868
86	Cognizant Technology Solutions Corp., Class A*	5,284
157	Corning, Inc.	3,280
19	CSRA, Inc.	471
153	eBay, Inc.*	3,742
44	Electronic Arts, Inc.*	3,377
275	EMC Corp.	7,686
10	F5 Networks, Inc.*	1,102
324	Facebook, Inc., Class A*	38,494
39	Fidelity National Information Services, Inc.	2,897
11	First Solar, Inc.*	546
31	Fiserv, Inc.*	3,265
19	FLIR Systems, Inc.	592
22	Global Payments, Inc.	1,709
18	Harris Corp.	1,418
242	Hewlett Packard Enterprise Co.	4,470
244	HP, Inc.	3,265
667	Intel Corp.	21,071
125	International Business Machines Corp.	19,217
36	Intuit, Inc.	3,840
50	Juniper Networks, Inc.	1,170
22	KLA-Tencor Corp.	1,604
22	Lam Research Corp.	1,822
34	Linear Technology Corp.	1,609
139	MasterCard, Inc., Class A	13,330
30	Microchip Technology, Inc.	1,550
147	Micron Technology, Inc.*	1,870
1,117	Microsoft Corp.	59,201
22	Motorola Solutions, Inc.	1,524
41	NetApp, Inc.	1,047
72	NVIDIA Corp.	3,364
445	Oracle Corp.	17,889
45	Paychex, Inc.	2,440
157	PayPal Holdings, Inc.*	5,933
18	Qorvo, Inc.*	917
211	QUALCOMM, Inc.	11,588
26	Red Hat, Inc.*	2,014
89	salesforce.com, Inc.*	7,450
42	Seagate Technology PLC	947
27	Skyworks Solutions, Inc.	1,803
86	Symantec Corp.	1,493
52	TE Connectivity Ltd.	3,120
19	Teradata Corp.*	538
142	Texas Instruments, Inc.	8,605
24	Total System Services, Inc.	1,289
14	VeriSign, Inc.*	1,196
271	Visa, Inc., Class A	21,393
41	Western Digital Corp.	1,893
71	Western Union Co. (The)	1,381
134	Xerox Corp.	1,336
36	Xilinx, Inc.	1,706
123	Yahoo!, Inc.*	4,667
		525,275
	Materials — 3.4%

27	Air Products & Chemicals, Inc.	3,851
186	Alcoa, Inc.	1,724
13	Avery Dennison Corp.	967
20	Ball Corp.	1,446
33	CF Industries Holdings, Inc.	913
158	Dow Chemical Co. (The)	8,115
123	E.I. du Pont de Nemours & Co.	8,046
21	Eastman Chemical Co.	1,541
38	Ecolab, Inc.	4,455
19	FMC Corp.	902
177	Freeport-McMoRan, Inc.	1,961
11	International Flavors & Fragrances, Inc.	1,419
58	International Paper Co.	2,445

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
49	LyondellBasell Industries N.V., Class A	$3,987
9	Martin Marietta Materials, Inc.	1,701
62	Monsanto Co.	6,973
50	Mosaic Co. (The)	1,262
75	Newmont Mining Corp.	2,431
45	Nucor Corp.	2,183
23	Owens-Illinois, Inc.*	435
38	PPG Industries, Inc.	4,092
40	Praxair, Inc.	4,394
28	Sealed Air Corp.	1,300
11	Sherwin-Williams Co. (The)	3,202
19	Vulcan Materials Co.	2,218
36	WestRock Co.	1,426
		73,389
	Telecommunication Services — 3.1%

869	AT&T, Inc.	34,021
77	CenturyLink, Inc.	2,088
165	Frontier Communications Corp.	853
41	Level 3 Communications, Inc.*	2,212
575	Verizon Communications, Inc.	29,268
		68,442
	Utilities — 4.0%

93	AES Corp.	1,031
17	AGL Resources, Inc.	1,119
34	Ameren Corp.	1,685
69	American Electric Power Co., Inc.	4,466
25	American Water Works Co., Inc.	1,852
61	CenterPoint Energy, Inc.	1,374
39	CMS Energy Corp.	1,631
41	Consolidated Edison, Inc.	3,004
84	Dominion Resources, Inc.	6,069
25	DTE Energy Co.	2,267
97	Duke Energy Corp.	7,588
46	Edison International	3,295
25	Entergy Corp.	1,898
45	Eversource Energy	2,486
130	Exelon Corp.	4,455
60	FirstEnergy Corp.	1,969
65	NextEra Energy, Inc.	7,808
45	NiSource, Inc.	1,074
44	NRG Energy, Inc.	721
70	PG&E Corp.	4,206
16	Pinnacle West Capital Corp.	1,177
95	PPL Corp.	3,661
72	Public Service Enterprise Group, Inc.	3,222
20	SCANA Corp.	1,398
33	Sempra Energy	3,535
129	Southern Co. (The)	6,378
33	TECO Energy, Inc.	909
45	WEC Energy Group, Inc.	2,706
72	Xcel Energy, Inc.	2,979
		85,963
	Total Common Stocks (Cost $1,993,981)	2,157,922

Principal Amount
	Repurchase Agreements (a) — 0.2%
$4,395	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $4,395	4,395
	Total Repurchase Agreements (Cost $4,395)	4,395

	Total Investment Securities (Cost $1,998,376) — 99.7%	2,162,317
	Other assets less liabilities — 0.3%	5,718
	Net Assets — 100.0%	$2,168,035

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,356
Aggregate gross unrealized depreciation	(67,067)
Net unrealized appreciation	$163,289
Federal income tax cost of investments	$1,999,028

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks— 99.6%
	Consumer Discretionary — 14.7%

10	Advance Auto Parts, Inc.	$1,538
54	Amazon.com, Inc.*	39,031
10	AutoNation, Inc.*	504
4	AutoZone, Inc.*	3,049
23	Bed Bath & Beyond, Inc.*	1,029
39	Best Buy Co., Inc.	1,255
30	BorgWarner, Inc.	1,021
31	Cablevision Systems Corp., Class A	1,075
27	CarMax, Inc.*	1,449
63	Carnival Corp.	3,008
59	CBS Corp. (Non-Voting), Class B	3,257
4	Chipotle Mexican Grill, Inc.*	1,768
39	Coach, Inc.	1,537
338	Comcast Corp., Class A	21,395
46	D.R. Horton, Inc.	1,406
16	Darden Restaurants, Inc.	1,085
39	Delphi Automotive PLC	2,650
21	Discovery Communications, Inc., Class A*	585
33	Discovery Communications, Inc., Class C*	883
40	Dollar General Corp.	3,596
33	Dollar Tree, Inc.*	2,988
16	Expedia, Inc.	1,780
19	Foot Locker, Inc.	1,063
542	Ford Motor Co.	7,312
31	Gap, Inc. (The)	558
16	Garmin Ltd.	680
195	General Motors Co.	6,100
21	Genuine Parts Co.	2,035
37	Goodyear Tire & Rubber Co. (The)	1,035
33	H&R Block, Inc.	705
54	Hanesbrands, Inc.	1,462
26	Harley-Davidson, Inc.	1,206
10	Harman International Industries, Inc.	782
16	Hasbro, Inc.	1,397
176	Home Depot, Inc. (The)	23,253
56	Interpublic Group of Cos., Inc. (The)	1,338
1	Interval Leisure Group, Inc.	13
90	Johnson Controls, Inc.	3,974
26	Kohl’s Corp.	937
35	L Brands, Inc.	2,399
19	Leggett & Platt, Inc.	955
25	Lennar Corp., Class A	1,139
43	LKQ Corp.*	1,422
127	Lowe’s Cos., Inc.	10,177
43	Macy’s, Inc.	1,428
26	Marriott International, Inc., Class A	1,717
47	Mattel, Inc.	1,498
125	McDonald’s Corp.	15,258
25	Michael Kors Holdings Ltd.*	1,068
9	Mohawk Industries, Inc.*	1,770
59	Netflix, Inc.*	6,052
63	Newell Brands, Inc.	3,005
53	News Corp., Class A	634
15	News Corp., Class B	185
188	NIKE, Inc., Class B	10,381
18	Nordstrom, Inc.	684
33	Omnicom Group, Inc.	2,750
14	O’Reilly Automotive, Inc.*	3,702
7	Priceline Group, Inc. (The)*	8,850
44	PulteGroup, Inc.	825
11	PVH Corp.	1,032
8	Ralph Lauren Corp.	755
56	Ross Stores, Inc.	2,990
24	Royal Caribbean Cruises Ltd.	1,857
13	Scripps Networks Interactive, Inc., Class A	836
11	Signet Jewelers Ltd.	1,089
90	Staples, Inc.	792
205	Starbucks Corp.	11,253
23	Starwood Hotels & Resorts Worldwide, Inc.	1,689
84	Target Corp.	5,778
31	TEGNA, Inc.	712
15	Tiffany & Co.	929
110	Time Warner, Inc.	8,323
93	TJX Cos., Inc. (The)	7,079
19	Tractor Supply Co.	1,826
16	TripAdvisor, Inc.*	1,084
156	Twenty-First Century Fox, Inc., Class A	4,505
60	Twenty-First Century Fox, Inc., Class B	1,754
9	Ulta Salon Cosmetics & Fragrance, Inc.*	2,097
25	Under Armour, Inc., Class A*	943
25	Under Armour, Inc., Class C*	874
12	Urban Outfitters, Inc.*	342
47	VF Corp.	2,929
48	Viacom, Inc., Class B	2,130
209	Walt Disney Co. (The)	20,737
11	Whirlpool Corp.	1,921
16	Wyndham Worldwide Corp.	1,078
11	Wynn Resorts Ltd.	1,058
57	Yum! Brands, Inc.	4,679
		318,709
	Consumer Staples — 11.8%

272	Altria Group, Inc.	17,310
83	Archer-Daniels-Midland Co.	3,550
14	Brown-Forman Corp., Class B	1,373
25	Campbell Soup Co.	1,514
18	Church & Dwight Co., Inc.	1,773
18	Clorox Co. (The)	2,314
541	Coca-Cola Co. (The)	24,129
124	Colgate-Palmolive Co.	8,731
60	ConAgra Foods, Inc.	2,742
24	Constellation Brands, Inc., Class A	3,676
61	Costco Wholesale Corp.	9,075
153	CVS Health Corp.	14,757
26	Dr. Pepper Snapple Group, Inc.	2,376
31	Estee Lauder Cos., Inc. (The), Class A	2,845
82	General Mills, Inc.	5,148
20	Hershey Co. (The)	1,857
38	Hormel Foods Corp.	1,307
17	J.M. Smucker Co. (The)	2,195
35	Kellogg Co.	2,603
50	Kimberly-Clark Corp.	6,352
83	Kraft Heinz Co. (The)	6,905
135	Kroger Co. (The)	4,828
16	McCormick & Co., Inc. (Non-Voting)	1,553
26	Mead Johnson Nutrition Co.	2,139
26	Molson Coors Brewing Co., Class B	2,579
218	Mondelez International, Inc., Class A	9,699
21	Monster Beverage Corp.*	3,150
201	PepsiCo, Inc.	20,335
215	Philip Morris International, Inc.	21,216
369	Procter & Gamble Co. (The)	29,904
115	Reynolds American, Inc.	5,715
73	Sysco Corp.	3,512
41	Tyson Foods, Inc., Class A	2,615
120	Walgreens Boots Alliance, Inc.	9,288
218	Wal-Mart Stores, Inc.	15,430

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
45	Whole Foods Market, Inc.	$1,456
		255,951
	Energy — 8.3%

71	Anadarko Petroleum Corp.	3,682
53	Apache Corp.	3,029
61	Baker Hughes, Inc.	2,829
64	Cabot Oil & Gas Corp.	1,534
72	Chesapeake Energy Corp.*	309
262	Chevron Corp.	26,462
13	Cimarex Energy Co.	1,512
56	Columbia Pipeline Group, Inc.	1,430
18	Concho Resources, Inc.*	2,184
172	ConocoPhillips	7,532
71	Devon Energy Corp.	2,562
9	Diamond Offshore Drilling, Inc.	232
76	EOG Resources, Inc.	6,183
24	EQT Corp.	1,758
577	Exxon Mobil Corp.	51,365
32	FMC Technologies, Inc.*	871
119	Halliburton Co.	5,020
15	Helmerich & Payne, Inc.	917
37	Hess Corp.	2,218
254	Kinder Morgan, Inc.	4,592
117	Marathon Oil Corp.	1,529
74	Marathon Petroleum Corp.	2,578
22	Murphy Oil Corp.	680
52	National Oilwell Varco, Inc.	1,713
28	Newfield Exploration Co.*	1,142
60	Noble Energy, Inc.	2,145
106	Occidental Petroleum Corp.	7,997
29	ONEOK, Inc.	1,254
65	Phillips 66	5,223
23	Pioneer Natural Resources Co.	3,687
24	Range Resources Corp.	1,022
193	Schlumberger Ltd.	14,726
54	Southwestern Energy Co.*	738
93	Spectra Energy Corp.	2,963
17	Tesoro Corp.	1,327
48	Transocean Ltd.	470
65	Valero Energy Corp.	3,556
95	Williams Cos., Inc. (The)	2,105
		181,076
	Financials — 19.0%

8	Affiliated Managers Group, Inc.*	1,388
58	Aflac, Inc.	4,029
53	Allstate Corp. (The)	3,578
114	American Express Co.	7,497
160	American International Group, Inc.	9,261
59	American Tower Corp. (REIT)	6,241
23	Ameriprise Financial, Inc.	2,338
38	Aon PLC	4,152
22	Apartment Investment & Management Co., Class A (REIT)	938
25	Arthur J. Gallagher & Co.	1,208
9	Assurant, Inc.	787
19	AvalonBay Communities, Inc. (REIT)	3,418
1,435	Bank of America Corp.	21,224
149	Bank of New York Mellon Corp. (The)	6,267
113	BB&T Corp.	4,110
260	Berkshire Hathaway, Inc., Class B*	36,540
18	BlackRock, Inc.	6,549
21	Boston Properties, Inc. (REIT)	2,638
73	Capital One Financial Corp.	5,347
40	CBRE Group, Inc., Class A*	1,194
167	Charles Schwab Corp. (The)	5,107
64	Chubb Ltd.	8,103
21	Cincinnati Financial Corp.	1,451
410	Citigroup, Inc.	19,094
73	Citizens Financial Group, Inc.	1,719
47	CME Group, Inc.	4,601
24	Comerica, Inc.	1,130
46	Crown Castle International Corp. (REIT)	4,177
20	Digital Realty Trust, Inc. (REIT)	1,909
58	Discover Financial Services	3,295
39	E*TRADE Financial Corp.*	1,088
10	Equinix, Inc. (REIT)	3,620
51	Equity Residential (REIT)	3,530
9	Essex Property Trust, Inc. (REIT)	2,045
17	Extra Space Storage, Inc. (REIT)	1,580
10	Federal Realty Investment Trust (REIT)	1,532
109	Fifth Third Bancorp	2,057
52	Franklin Resources, Inc.	1,942
81	General Growth Properties, Inc. (REIT)	2,176
55	Goldman Sachs Group, Inc. (The)	8,771
55	Hartford Financial Services Group, Inc. (The)	2,484
65	HCP, Inc. (REIT)	2,137
105	Host Hotels & Resorts, Inc. (REIT)	1,617
110	Huntington Bancshares, Inc./OH	1,150
17	Intercontinental Exchange, Inc.	4,609
58	Invesco Ltd.	1,821
34	Iron Mountain, Inc. (REIT)	1,249
510	JPMorgan Chase & Co.	33,288
116	KeyCorp	1,487
57	Kimco Realty Corp. (REIT)	1,606
15	Legg Mason, Inc.	518
46	Leucadia National Corp.	833
33	Lincoln National Corp.	1,513
37	Loews Corp.	1,498
22	M&T Bank Corp.	2,629
18	Macerich Co. (The) (REIT)	1,374
72	Marsh & McLennan Cos., Inc.	4,757
152	MetLife, Inc.	6,924
24	Moody’s Corp.	2,367
212	Morgan Stanley	5,802
16	Nasdaq, Inc.	1,056
48	Navient Corp.	658
30	Northern Trust Corp.	2,223
43	People’s United Financial, Inc.	683
70	PNC Financial Services Group, Inc. (The)	6,282
38	Principal Financial Group, Inc.	1,693
81	Progressive Corp. (The)	2,697
73	Prologis, Inc. (REIT)	3,470
62	Prudential Financial, Inc.	4,914
20	Public Storage (REIT)	5,074
35	Realty Income Corp. (REIT)	2,103
179	Regions Financial Corp.	1,760
37	S&P Global, Inc.	4,137
43	Simon Property Group, Inc. (REIT)	8,499
14	SL Green Realty Corp. (REIT)	1,419
56	State Street Corp.	3,531
70	SunTrust Banks, Inc.	3,067
116	Synchrony Financial*	3,619
34	T. Rowe Price Group, Inc.	2,620
16	Torchmark Corp.	986
41	Travelers Cos., Inc. (The)	4,680
227	U.S. Bancorp	9,720
37	UDR, Inc. (REIT)	1,333
33	Unum Group	1,218
47	Ventas, Inc. (REIT)	3,118
25	Vornado Realty Trust (REIT)	2,388

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
642	Wells Fargo & Co.	$32,562
49	Welltower, Inc. (REIT)	3,377
104	Weyerhaeuser Co. (REIT)	3,276
19	Willis Towers Watson PLC	2,432
41	XL Group PLC	1,408
28	Zions Bancorp.	785
		414,082
	Industrials — 11.7%

84	3M Co.	14,139
6	Acuity Brands, Inc.	1,554
17	Alaska Air Group, Inc.	1,129
13	Allegion PLC	879
84	American Airlines Group, Inc.	2,680
33	AMETEK, Inc.	1,578
87	Boeing Co. (The)	10,975
20	C.H. Robinson Worldwide, Inc.	1,500
81	Caterpillar, Inc.	5,873
12	Cintas Corp.	1,138
134	CSX Corp.	3,542
23	Cummins, Inc.	2,633
83	Danaher Corp.	8,164
42	Deere & Co.	3,456
108	Delta Air Lines, Inc.	4,694
22	Dover Corp.	1,468
5	Dun & Bradstreet Corp. (The)	634
64	Eaton Corp. PLC	3,944
89	Emerson Electric Co.	4,630
16	Equifax, Inc.	2,012
25	Expeditors International of Washington, Inc.	1,214
40	Fastenal Co.	1,841
36	FedEx Corp.	5,939
18	Flowserve Corp.	866
19	Fluor Corp.	1,003
41	General Dynamics Corp.	5,817
1,296	General Electric Co.	39,178
107	Honeywell International, Inc.	12,180
45	Illinois Tool Works, Inc.	4,771
36	Ingersoll-Rand PLC	2,405
12	J.B. Hunt Transport Services, Inc.	993
17	Jacobs Engineering Group, Inc.*	862
15	Kansas City Southern	1,396
11	L-3 Communications Holdings, Inc.	1,509
37	Lockheed Martin Corp.	8,741
46	Masco Corp.	1,501
50	Nielsen Holdings PLC	2,669
41	Norfolk Southern Corp.	3,446
25	Northrop Grumman Corp.	5,317
49	PACCAR, Inc.	2,732
19	Parker-Hannifin Corp.	2,182
25	Pentair PLC	1,506
27	Pitney Bowes, Inc.	503
22	Quanta Services, Inc.*	529
42	Raytheon Co.	5,446
33	Republic Services, Inc.	1,593
18	Robert Half International, Inc.	749
18	Rockwell Automation, Inc.	2,089
18	Rockwell Collins, Inc.	1,591
14	Roper Technologies, Inc.	2,395
7	Ryder System, Inc.	487
8	Snap-on, Inc.	1,295
89	Southwest Airlines Co.	3,781
21	Stanley Black & Decker, Inc.	2,377
12	Stericycle, Inc.*	1,176
38	Textron, Inc.	1,446
59	Tyco International PLC	2,515
118	Union Pacific Corp.	9,934
47	United Continental Holdings, Inc.*	2,119
96	United Parcel Service, Inc., Class B	9,897
13	United Rentals, Inc.*	906
108	United Technologies Corp.	10,863
21	Verisk Analytics, Inc.*	1,667
8	W.W. Grainger, Inc.	1,827
58	Waste Management, Inc.	3,535
25	Xylem, Inc.	1,116
		254,526
	Information Technology — 23.8%

87	Accenture PLC, Class A	10,350
70	Activision Blizzard, Inc.	2,748
69	Adobe Systems, Inc.*	6,863
25	Akamai Technologies, Inc.*	1,365
8	Alliance Data Systems Corp.*	1,778
41	Alphabet, Inc., Class A*	30,703
41	Alphabet, Inc., Class C*	30,165
43	Amphenol Corp., Class A	2,525
43	Analog Devices, Inc.	2,516
770	Apple, Inc.	76,892
157	Applied Materials, Inc.	3,834
31	Autodesk, Inc.*	1,806
64	Automatic Data Processing, Inc.	5,622
52	Broadcom Ltd.	8,027
41	CA, Inc.	1,325
699	Cisco Systems, Inc.	20,306
21	Citrix Systems, Inc.*	1,783
85	Cognizant Technology Solutions Corp., Class A*	5,222
155	Corning, Inc.	3,238
19	CSRA, Inc.	471
151	eBay, Inc.*	3,693
43	Electronic Arts, Inc.*	3,300
271	EMC Corp.	7,574
10	F5 Networks, Inc.*	1,102
319	Facebook, Inc., Class A*	37,900
38	Fidelity National Information Services, Inc.	2,822
11	First Solar, Inc.*	546
31	Fiserv, Inc.*	3,265
19	FLIR Systems, Inc.	592
21	Global Payments, Inc.	1,632
17	Harris Corp.	1,339
239	Hewlett Packard Enterprise Co.	4,414
240	HP, Inc.	3,211
656	Intel Corp.	20,723
123	International Business Machines Corp.	18,910
36	Intuit, Inc.	3,840
49	Juniper Networks, Inc.	1,147
22	KLA-Tencor Corp.	1,604
22	Lam Research Corp.	1,822
33	Linear Technology Corp.	1,562
136	MasterCard, Inc., Class A	13,042
30	Microchip Technology, Inc.	1,550
144	Micron Technology, Inc.*	1,832
1,099	Microsoft Corp.	58,247
22	Motorola Solutions, Inc.	1,524
40	NetApp, Inc.	1,021
71	NVIDIA Corp.	3,317
438	Oracle Corp.	17,608
45	Paychex, Inc.	2,440
155	PayPal Holdings, Inc.*	5,857
18	Qorvo, Inc.*	917
208	QUALCOMM, Inc.	11,423
25	Red Hat, Inc.*	1,937

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
88	salesforce.com, Inc.*	$7,367
41	Seagate Technology PLC	925
27	Skyworks Solutions, Inc.	1,803
85	Symantec Corp.	1,476
51	TE Connectivity Ltd.	3,060
18	Teradata Corp.*	510
140	Texas Instruments, Inc.	8,484
23	Total System Services, Inc.	1,235
13	VeriSign, Inc.*	1,111
267	Visa, Inc., Class A	21,077
40	Western Digital Corp.	1,847
70	Western Union Co. (The)	1,362
132	Xerox Corp.	1,316
36	Xilinx, Inc.	1,706
121	Yahoo!, Inc.*	4,591
		517,122
	Materials — 3.3%

27	Air Products & Chemicals, Inc.	3,851
183	Alcoa, Inc.	1,697
12	Avery Dennison Corp.	893
20	Ball Corp.	1,446
32	CF Industries Holdings, Inc.	885
155	Dow Chemical Co. (The)	7,961
121	E.I. du Pont de Nemours & Co.	7,915
21	Eastman Chemical Co.	1,541
37	Ecolab, Inc.	4,338
19	FMC Corp.	902
174	Freeport-McMoRan, Inc.	1,928
1	Ingevity Corp.*	24
11	International Flavors & Fragrances, Inc.	1,419
57	International Paper Co.	2,403
48	LyondellBasell Industries N.V., Class A	3,905
9	Martin Marietta Materials, Inc.	1,701
61	Monsanto Co.	6,861
49	Mosaic Co. (The)	1,236
74	Newmont Mining Corp.	2,398
44	Nucor Corp.	2,135
22	Owens-Illinois, Inc.*	416
37	PPG Industries, Inc.	3,984
40	Praxair, Inc.	4,394
27	Sealed Air Corp.	1,254
11	Sherwin-Williams Co. (The)	3,202
19	Vulcan Materials Co.	2,218
35	WestRock Co.	1,386
		72,293
	Telecommunication Services — 3.1%

855	AT&T, Inc.	33,473
76	CenturyLink, Inc.	2,061
162	Frontier Communications Corp.	838
40	Level 3 Communications, Inc.*	2,158
566	Verizon Communications, Inc.	28,809
		67,339
	Utilities — 3.9%

92	AES Corp.	1,020
17	AGL Resources, Inc.	1,119
34	Ameren Corp.	1,685
68	American Electric Power Co., Inc.	4,402
25	American Water Works Co., Inc.	1,852
60	CenterPoint Energy, Inc.	1,352
39	CMS Energy Corp.	1,631
41	Consolidated Edison, Inc.	3,004
83	Dominion Resources, Inc.	5,997
25	DTE Energy Co.	2,267
96	Duke Energy Corp.	7,510
45	Edison International	3,223
25	Entergy Corp.	1,898
44	Eversource Energy	2,430
128	Exelon Corp.	4,386
59	FirstEnergy Corp.	1,936
64	NextEra Energy, Inc.	7,688
44	NiSource, Inc.	1,050
44	NRG Energy, Inc.	721
68	PG&E Corp.	4,085
15	Pinnacle West Capital Corp.	1,104
94	PPL Corp.	3,623
70	Public Service Enterprise Group, Inc.	3,132
20	SCANA Corp.	1,398
33	Sempra Energy	3,535
127	Southern Co. (The)	6,279
33	TECO Energy, Inc.	909
44	WEC Energy Group, Inc.	2,646
71	Xcel Energy, Inc.	2,937
		84,819
	Total Common Stocks (Cost $1,995,038)	2,165,917
Principal Amount
	Repurchase Agreements (a) — 0.2%
$5,245	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,245	5,245
	Total Repurchase Agreements (Cost $5,245)	5,245

	Total Investment Securities (Cost $2,000,283) — 99.8%	2,171,162
	Other assets less liabilities — 0.2%	4,228
	Net Assets — 100.0%	$2,175,390

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,650
Aggregate gross unrealized depreciation	(52,510)
Net unrealized appreciation	$170,140
Federal income tax cost of investments	$2,001,022

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

May 31, 2016

Shares			Value
		Common Stocks— 99.6%
		Consumer Discretionary — 16.2%

17		Advance Auto Parts, Inc.	$2,615
88		Amazon.com, Inc.*	63,606
17		AutoNation, Inc.*	857
7		AutoZone, Inc.*	5,335
37		Bed Bath & Beyond, Inc.*	1,656
64		Best Buy Co., Inc.	2,059
50		BorgWarner, Inc.	1,702
51		Cablevision Systems Corp., Class A	1,769
44		CarMax, Inc.*	2,361
102		Carnival Corp.	4,869
96		CBS Corp. (Non-Voting), Class B	5,299
7		Chipotle Mexican Grill, Inc.*	3,094
63		Coach, Inc.	2,483
553		Comcast Corp., Class A	35,005
75		D.R. Horton, Inc.	2,292
26		Darden Restaurants, Inc.	1,764
63		Delphi Automotive PLC	4,281
34		Discovery Communications, Inc., Class A*	947
54		Discovery Communications, Inc., Class C*	1,446
66		Dollar General Corp.	5,933
53		Dollar Tree, Inc.*	4,799
27		Expedia, Inc.	3,003
31		Foot Locker, Inc.	1,734
886		Ford Motor Co.	11,952
51		Gap, Inc. (The)	918
27		Garmin Ltd.	1,148
319		General Motors Co.	9,978
34		Genuine Parts Co.	3,295
61		Goodyear Tire & Rubber Co. (The)	1,706
54		H&R Block, Inc.	1,153
89		Hanesbrands, Inc.	2,409
42		Harley-Davidson, Inc.	1,948
16		Harman International Industries, Inc.	1,252
26		Hasbro, Inc.	2,270
288		Home Depot, Inc. (The)	38,051
91		Interpublic Group of Cos., Inc. (The)	2,175
—	#	Interval Leisure Group, Inc.	5
147		Johnson Controls, Inc.	6,490
43		Kohl’s Corp.	1,550
58		L Brands, Inc.	3,976
31		Leggett & Platt, Inc.	1,558
41		Lennar Corp., Class A	1,868
70		LKQ Corp.*	2,315
208		Lowe’s Cos., Inc.	16,667
71		Macy’s, Inc.	2,358
43		Marriott International, Inc., Class A	2,840
77		Mattel, Inc.	2,455
205		McDonald’s Corp.	25,022
41		Michael Kors Holdings Ltd.*	1,752
14		Mohawk Industries, Inc.*	2,754
97		Netflix, Inc.*	9,949
104		Newell Brands, Inc.	4,960
86		News Corp., Class A	1,029
24		News Corp., Class B	296
307		NIKE, Inc., Class B	16,953
29		Nordstrom, Inc.	1,101
54		Omnicom Group, Inc.	4,500
22		O’Reilly Automotive, Inc.*	5,817
11		Priceline Group, Inc. (The)*	13,908
72		PulteGroup, Inc.	1,351
19		PVH Corp.	1,782
13		Ralph Lauren Corp.	1,226
92		Ross Stores, Inc.	4,913
39		Royal Caribbean Cruises Ltd.	3,018
22		Scripps Networks Interactive, Inc., Class A	1,415
18		Signet Jewelers Ltd.	1,781
147		Staples, Inc.	1,294
336		Starbucks Corp.	18,443
38		Starwood Hotels & Resorts Worldwide, Inc.	2,790
137		Target Corp.	9,423
50		TEGNA, Inc.	1,148
25		Tiffany & Co.	1,549
180		Time Warner, Inc.	13,619
152		TJX Cos., Inc. (The)	11,570
30		Tractor Supply Co.	2,883
26		TripAdvisor, Inc.*	1,761
254		Twenty-First Century Fox, Inc., Class A	7,336
98		Twenty-First Century Fox, Inc., Class B	2,866
14		Ulta Salon Cosmetics & Fragrance, Inc.*	3,262
41		Under Armour, Inc., Class A*	1,547
41		Under Armour, Inc., Class C*	1,434
20		Urban Outfitters, Inc.*	571
77		VF Corp.	4,799
79		Viacom, Inc., Class B	3,505
341		Walt Disney Co. (The)	33,834
18		Whirlpool Corp.	3,143
26		Wyndham Worldwide Corp.	1,752
18		Wynn Resorts Ltd.	1,731
93		Yum! Brands, Inc.	7,634
			520,667
		Consumer Staples — 13.1%

445		Altria Group, Inc.	28,320
135		Archer-Daniels-Midland Co.	5,774
23		Brown-Forman Corp., Class B	2,256
41		Campbell Soup Co.	2,483
29		Church & Dwight Co., Inc.	2,856
29		Clorox Co. (The)	3,728
885		Coca-Cola Co. (The)	39,471
203		Colgate-Palmolive Co.	14,293
99		ConAgra Foods, Inc.	4,524
40		Constellation Brands, Inc., Class A	6,126
100		Costco Wholesale Corp.	14,877
250		CVS Health Corp.	24,113
43		Dr. Pepper Snapple Group, Inc.	3,930
50		Estee Lauder Cos., Inc. (The), Class A	4,589
135		General Mills, Inc.	8,475
33		Hershey Co. (The)	3,064
61		Hormel Foods Corp.	2,099
27		J.M. Smucker Co. (The)	3,487
57		Kellogg Co.	4,239
82		Kimberly-Clark Corp.	10,417
135		Kraft Heinz Co. (The)	11,231
221		Kroger Co. (The)	7,903
26		McCormick & Co., Inc. (Non-Voting)	2,524
42		Mead Johnson Nutrition Co.	3,456
42		Molson Coors Brewing Co., Class B	4,166
357		Mondelez International, Inc., Class A	15,883
34		Monster Beverage Corp.*	5,100
328		PepsiCo, Inc.	33,184
352		Philip Morris International, Inc.	34,735
603		Procter & Gamble Co. (The)	48,867
188		Reynolds American, Inc.	9,344
119		Sysco Corp.	5,725
67		Tyson Foods, Inc., Class A	4,273
196		Walgreens Boots Alliance, Inc.	15,170
357		Wal-Mart Stores, Inc.	25,268

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
74	Whole Foods Market, Inc.	$2,394
		418,344
	Energy — 9.2%

116	Anadarko Petroleum Corp.	6,016
86	Apache Corp.	4,914
99	Baker Hughes, Inc.	4,592
104	Cabot Oil & Gas Corp.	2,493
118	Chesapeake Energy Corp.*	506
428	Chevron Corp.	43,228
22	Cimarex Energy Co.	2,558
91	Columbia Pipeline Group, Inc.	2,324
29	Concho Resources, Inc.*	3,519
281	ConocoPhillips	12,305
116	Devon Energy Corp.	4,186
15	Diamond Offshore Drilling, Inc.	387
125	EOG Resources, Inc.	10,170
39	EQT Corp.	2,857
944	Exxon Mobil Corp.	84,034
52	FMC Technologies, Inc.*	1,416
195	Halliburton Co.	8,225
25	Helmerich & Payne, Inc.	1,529
60	Hess Corp.	3,596
416	Kinder Morgan, Inc.	7,521
192	Marathon Oil Corp.	2,509
120	Marathon Petroleum Corp.	4,179
37	Murphy Oil Corp.	1,144
85	National Oilwell Varco, Inc.	2,801
45	Newfield Exploration Co.*	1,835
97	Noble Energy, Inc.	3,468
174	Occidental Petroleum Corp.	13,126
48	ONEOK, Inc.	2,076
107	Phillips 66	8,598
37	Pioneer Natural Resources Co.	5,932
39	Range Resources Corp.	1,661
316	Schlumberger Ltd.	24,111
89	Southwestern Energy Co.*	1,217
153	Spectra Energy Corp.	4,874
27	Tesoro Corp.	2,108
78	Transocean Ltd.	764
107	Valero Energy Corp.	5,853
155	Williams Cos., Inc. (The)	3,435
		296,067
	Financials — 21.1%

12	Affiliated Managers Group, Inc.*	2,082
95	Aflac, Inc.	6,599
86	Allstate Corp. (The)	5,806
186	American Express Co.	12,231
261	American International Group, Inc.	15,107
96	American Tower Corp. (REIT)	10,155
38	Ameriprise Financial, Inc.	3,864
61	Aon PLC	6,666
36	Apartment Investment & Management Co., Class A (REIT)	1,535
40	Arthur J. Gallagher & Co.	1,933
15	Assurant, Inc.	1,311
31	AvalonBay Communities, Inc. (REIT)	5,576
2,346	Bank of America Corp.	34,697
244	Bank of New York Mellon Corp. (The)	10,263
185	BB&T Corp.	6,729
426	Berkshire Hathaway, Inc., Class B*	59,870
29	BlackRock, Inc.	10,552
35	Boston Properties, Inc. (REIT)	4,397
120	Capital One Financial Corp.	8,789
66	CBRE Group, Inc., Class A*	1,970
273	Charles Schwab Corp. (The)	8,348
105	Chubb Ltd.	13,294
34	Cincinnati Financial Corp.	2,349
670	Citigroup, Inc.	31,202
120	Citizens Financial Group, Inc.	2,826
77	CME Group, Inc.	7,538
40	Comerica, Inc.	1,884
76	Crown Castle International Corp. (REIT)	6,902
33	Digital Realty Trust, Inc. (REIT)	3,150
94	Discover Financial Services	5,340
64	E*TRADE Financial Corp.*	1,785
16	Equinix, Inc. (REIT)	5,792
83	Equity Residential (REIT)	5,744
15	Essex Property Trust, Inc. (REIT)	3,409
28	Extra Space Storage, Inc. (REIT)	2,603
16	Federal Realty Investment Trust (REIT)	2,451
178	Fifth Third Bancorp	3,359
85	Franklin Resources, Inc.	3,175
132	General Growth Properties, Inc. (REIT)	3,547
89	Goldman Sachs Group, Inc. (The)	14,194
90	Hartford Financial Services Group, Inc. (The)	4,065
106	HCP, Inc. (REIT)	3,484
171	Host Hotels & Resorts, Inc. (REIT)	2,633
181	Huntington Bancshares, Inc./OH	1,891
27	Intercontinental Exchange, Inc.	7,320
95	Invesco Ltd.	2,983
55	Iron Mountain, Inc. (REIT)	2,021
834	JPMorgan Chase & Co.	54,435
190	KeyCorp	2,436
94	Kimco Realty Corp. (REIT)	2,649
24	Legg Mason, Inc.	828
76	Leucadia National Corp.	1,376
55	Lincoln National Corp.	2,522
61	Loews Corp.	2,469
36	M&T Bank Corp.	4,302
29	Macerich Co. (The) (REIT)	2,213
118	Marsh & McLennan Cos., Inc.	7,796
249	MetLife, Inc.	11,342
39	Moody’s Corp.	3,847
347	Morgan Stanley	9,497
26	Nasdaq, Inc.	1,716
78	Navient Corp.	1,069
49	Northern Trust Corp.	3,631
71	People’s United Financial, Inc.	1,128
114	PNC Financial Services Group, Inc. (The)	10,230
62	Principal Financial Group, Inc.	2,763
133	Progressive Corp. (The)	4,429
119	Prologis, Inc. (REIT)	5,656
101	Prudential Financial, Inc.	8,004
33	Public Storage (REIT)	8,372
57	Realty Income Corp. (REIT)	3,425
293	Regions Financial Corp.	2,880
60	S&P Global, Inc.	6,709
70	Simon Property Group, Inc. (REIT)	13,835
23	SL Green Realty Corp. (REIT)	2,331
91	State Street Corp.	5,739
115	SunTrust Banks, Inc.	5,039
189	Synchrony Financial*	5,897
56	T. Rowe Price Group, Inc.	4,315
26	Torchmark Corp.	1,602
67	Travelers Cos., Inc. (The)	7,647
371	U.S. Bancorp	15,886
61	UDR, Inc. (REIT)	2,198
54	Unum Group	1,994
76	Ventas, Inc. (REIT)	5,041
40	Vornado Realty Trust (REIT)	3,821

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1,050	Wells Fargo & Co.	$53,256
81	Welltower, Inc. (REIT)	5,582
170	Weyerhaeuser Co. (REIT)	5,355
31	Willis Towers Watson PLC	3,969
66	XL Group PLC	2,267
46	Zions Bancorp.	1,289
		676,208
	Health Care — 19.0%

335	Abbott Laboratories	13,276
366	AbbVie, Inc.	23,032
79	Aetna, Inc.	8,945
74	Agilent Technologies, Inc.	3,396
51	Alexion Pharmaceuticals, Inc.*	7,696
90	Allergan PLC*	21,217
44	AmerisourceBergen Corp.	3,299
171	Amgen, Inc.	27,009
59	Anthem, Inc.	7,797
155	Baxalta, Inc.	7,011
124	Baxter International, Inc.	5,352
48	Becton, Dickinson and Co.	7,990
50	Biogen, Inc.*	14,487
306	Boston Scientific Corp.*	6,949
379	Bristol-Myers Squibb Co.	27,174
17	C.R. Bard, Inc.	3,724
75	Cardinal Health, Inc.	5,921
178	Celgene Corp.*	18,783
39	Centene Corp.*	2,432
69	Cerner Corp.*	3,837
58	Cigna Corp.	7,430
38	DaVita HealthCare Partners, Inc.*	2,938
55	DENTSPLY SIRONA, Inc.	3,419
49	Edwards Lifesciences Corp.*	4,827
221	Eli Lilly & Co.	16,582
46	Endo International PLC*	727
144	Express Scripts Holding Co.*	10,879
311	Gilead Sciences, Inc.	27,076
69	HCA Holdings, Inc.*	5,383
19	Henry Schein, Inc.*	3,301
56	Hologic, Inc.*	1,927
34	Humana, Inc.	5,865
33	Illumina, Inc.*	4,779
8	Intuitive Surgical, Inc.*	5,078
627	Johnson & Johnson	70,657
23	Laboratory Corp. of America Holdings*	2,943
25	Mallinckrodt PLC*	1,584
52	McKesson Corp.	9,523
320	Medtronic PLC	25,754
631	Merck & Co., Inc.	35,500
94	Mylan N.V.*	4,074
19	Patterson Cos., Inc.	927
25	PerkinElmer, Inc.	1,369
33	Perrigo Co. PLC	3,163
1,374	Pfizer, Inc.	47,678
32	Quest Diagnostics, Inc.	2,469
18	Regeneron Pharmaceuticals, Inc.*	7,181
64	St. Jude Medical, Inc.	5,015
71	Stryker Corp.	7,892
90	Thermo Fisher Scientific, Inc.	13,659
216	UnitedHealth Group, Inc.	28,873
21	Universal Health Services, Inc., Class B	2,832
22	Varian Medical Systems, Inc.*	1,821
56	Vertex Pharmaceuticals, Inc.*	5,216
18	Waters Corp.*	2,476
41	Zimmer Biomet Holdings, Inc.	5,007
104	Zoetis, Inc.	4,932
		610,083
	Industrials — 13.0%

137	3M Co.	23,060
10	Acuity Brands, Inc.	2,590
28	Alaska Air Group, Inc.	1,859
22	Allegion PLC	1,488
137	American Airlines Group, Inc.	4,372
54	AMETEK, Inc.	2,582
142	Boeing Co. (The)	17,913
33	C.H. Robinson Worldwide, Inc.	2,474
132	Caterpillar, Inc.	9,571
20	Cintas Corp.	1,896
219	CSX Corp.	5,788
37	Cummins, Inc.	4,235
136	Danaher Corp.	13,377
68	Deere & Co.	5,596
177	Delta Air Lines, Inc.	7,692
35	Dover Corp.	2,336
8	Dun & Bradstreet Corp. (The)	1,015
104	Eaton Corp. PLC	6,410
146	Emerson Electric Co.	7,595
27	Equifax, Inc.	3,395
41	Expeditors International of Washington, Inc.	1,991
66	Fastenal Co.	3,038
58	FedEx Corp.	9,568
30	Flowserve Corp.	1,444
32	Fluor Corp.	1,689
66	General Dynamics Corp.	9,363
2,120	General Electric Co.	64,088
175	Honeywell International, Inc.	19,920
74	Illinois Tool Works, Inc.	7,846
58	Ingersoll-Rand PLC	3,875
20	J.B. Hunt Transport Services, Inc.	1,654
28	Jacobs Engineering Group, Inc.*	1,419
25	Kansas City Southern	2,327
18	L-3 Communications Holdings, Inc.	2,470
60	Lockheed Martin Corp.	14,174
76	Masco Corp.	2,481
82	Nielsen Holdings PLC	4,378
68	Norfolk Southern Corp.	5,716
41	Northrop Grumman Corp.	8,719
80	PACCAR, Inc.	4,460
31	Parker-Hannifin Corp.	3,560
41	Pentair PLC	2,470
44	Pitney Bowes, Inc.	820
36	Quanta Services, Inc.*	865
68	Raytheon Co.	8,818
54	Republic Services, Inc.	2,607
30	Robert Half International, Inc.	1,248
30	Rockwell Automation, Inc.	3,482
30	Rockwell Collins, Inc.	2,652
23	Roper Technologies, Inc.	3,935
12	Ryder System, Inc.	835
13	Snap-on, Inc.	2,104
145	Southwest Airlines Co.	6,160
35	Stanley Black & Decker, Inc.	3,961
19	Stericycle, Inc.*	1,862
62	Textron, Inc.	2,360
96	Tyco International PLC	4,092
192	Union Pacific Corp.	16,164
77	United Continental Holdings, Inc.*	3,472
157	United Parcel Service, Inc., Class B	16,185
21	United Rentals, Inc.*	1,463
177	United Technologies Corp.	17,803
35	Verisk Analytics, Inc.*	2,779
13	W.W. Grainger, Inc.	2,969

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
94	Waste Management, Inc.	$5,729
41	Xylem, Inc.	1,831
		416,090
	Materials — 3.7%

44	Air Products & Chemicals, Inc.	6,276
299	Alcoa, Inc.	2,772
20	Avery Dennison Corp.	1,488
32	Ball Corp.	2,314
53	CF Industries Holdings, Inc.	1,466
254	Dow Chemical Co. (The)	13,045
198	E.I. du Pont de Nemours & Co.	12,951
34	Eastman Chemical Co.	2,494
61	Ecolab, Inc.	7,152
30	FMC Corp.	1,425
284	Freeport-McMoRan, Inc.	3,147
1	Ingevity Corp.*	15
18	International Flavors & Fragrances, Inc.	2,322
93	International Paper Co.	3,921
79	LyondellBasell Industries N.V., Class A	6,427
15	Martin Marietta Materials, Inc.	2,836
100	Monsanto Co.	11,247
80	Mosaic Co. (The)	2,018
120	Newmont Mining Corp.	3,889
72	Nucor Corp.	3,493
37	Owens-Illinois, Inc.*	699
61	PPG Industries, Inc.	6,568
65	Praxair, Inc.	7,141
45	Sealed Air Corp.	2,090
18	Sherwin-Williams Co. (The)	5,240
30	Vulcan Materials Co.	3,502
58	WestRock Co.	2,297
		118,235
	Utilities — 4.3%

150	AES Corp.	1,663
27	AGL Resources, Inc.	1,777
55	Ameren Corp.	2,725
112	American Electric Power Co., Inc.	7,250
40	American Water Works Co., Inc.	2,964
98	CenterPoint Energy, Inc.	2,208
63	CMS Energy Corp.	2,635
67	Consolidated Edison, Inc.	4,908
136	Dominion Resources, Inc.	9,826
41	DTE Energy Co.	3,718
156	Duke Energy Corp.	12,204
74	Edison International	5,301
41	Entergy Corp.	3,113
72	Eversource Energy	3,977
209	Exelon Corp.	7,162
96	FirstEnergy Corp.	3,150
105	NextEra Energy, Inc.	12,613
73	NiSource, Inc.	1,742
72	NRG Energy, Inc.	1,179
112	PG&E Corp.	6,729
25	Pinnacle West Capital Corp.	1,840
153	PPL Corp.	5,897
115	Public Service Enterprise Group, Inc.	5,146
32	SCANA Corp.	2,237
54	Sempra Energy	5,784
207	Southern Co. (The)	10,234
54	TECO Energy, Inc.	1,487
72	WEC Energy Group, Inc.	4,330
115	Xcel Energy, Inc.	4,757
		138,556
	Total Common Stocks (Cost $3,059,492)	3,194,250

Principal Amount
	Repurchase Agreements (a) — 0.2%
$7,485	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $7,485	7,485
	Total Repurchase Agreements (Cost $7,485)	7,485

	Total Investment Securities (Cost $3,066,977) — 99.8%	3,201,735
	Other assets less liabilities — 0.2%	6,520
	Net Assets — 100.0%	$3,208,255

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,362
Aggregate gross unrealized depreciation	(77,558)
Net unrealized appreciation	$133,804
Federal income tax cost of investments	$3,067,931

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks— 96.4%
	Consumer Discretionary — 10.8%

135	Accor S.A.	$5,877
132	adidas AG	16,921
255	Altice N.V., Class A*	4,397
94	Altice N.V., Class B*	1,626
35	Axel Springer SE	1,992
659	Barratt Developments PLC	5,678
215	Bayerische Motoren Werke AG	18,164
36	Bayerische Motoren Werke AG (Preference)	2,649
81	Bellway PLC	3,222
83	Berkeley Group Holdings PLC	3,956
293	Burberry Group PLC	4,580
121	Carnival PLC	6,004
34	Christian Dior SE	5,547
338	Cie Financiere Richemont S.A.	19,905
120	Cie Generale des Etablissements Michelin	12,202
1,090	Compass Group PLC	20,418
71	Continental AG	15,239
175	Daily Mail & General Trust PLC	1,745
644	Daimler AG	44,013
658	Dixons Carphone PLC	4,214
32	Dufry AG*	4,297
147	Electrolux AB	3,938
108	Eutelsat Communications S.A.	2,155
49	Faurecia	1,950
88	Ferrari N.V.*	3,733
579	Fiat Chrysler Automobiles N.V.	4,135
20	Fielmann AG	1,458
1,134	GKN PLC	4,537
40	GrandVision N.V.(a)	1,107
24	Hella KGaA Hueck & Co.	907
640	Hennes & Mauritz AB, Class B	19,614
16	Hermes International	5,788
42	HUGO BOSS AG	2,582
247	Husqvarna AB, Class B	1,958
287	Inchcape PLC	2,845
714	Industria de Diseno Textil S.A.	24,132
429	Informa PLC	4,246
130	InterContinental Hotels Group PLC	5,035
2,478	ITV PLC	7,747
46	JCDecaux S.A.	1,900
49	Kering	7,918
1,510	Kingfisher PLC	8,070
74	Lagardere SCA	1,753
116	Luxottica Group SpA	6,288
166	LVMH Moet Hennessy Louis Vuitton SE	26,620
1,073	Marks & Spencer Group PLC	5,930
125	Mediaset Espana Comunicacion S.A.	1,668
496	Mediaset SpA	2,214
470	Merlin Entertainments PLC(a)	2,891
96	Next PLC	7,601
89	Nokian Renkaat OYJ	3,144
54	Paddy Power Betfair PLC	7,203
75	Pandora A/S	11,152
544	Pearson PLC	6,639
202	Persimmon PLC	6,180
257	Peugeot S.A.*	4,047
101	Porsche Automobil Holding SE (Preference)*	5,565
141	ProSiebenSat.1 Media SE*	7,093
125	Publicis Groupe S.A.	9,054
614	RELX N.V.	10,653
740	RELX PLC	13,463
114	Renault S.A.	10,704
25	RTL Group S.A.	2,243
37	Salvatore Ferragamo SpA	792
63	Schibsted ASA, Class A	1,959
58	Schibsted ASA, Class B	1,720
18	SEB S.A.	2,215
197	SES S.A. (FDR)	4,415
694	Sky PLC	9,732
60	Sodexo S.A.	6,314
196	Sports Direct International PLC*	1,070
52	Swatch Group AG (The)	7,750
2,138	Taylor Wimpey PLC	6,392
38	Telenet Group Holding N.V.*	1,810
312	TUI AG	4,800
51	Valeo S.A.	7,702
19	Volkswagen AG*	2,935
121	Volkswagen AG (Preference)*	18,097
121	Whitbread PLC	7,418
584	William Hill PLC	2,644
195	Wolters Kluwer N.V.	7,777
858	WPP PLC	19,881
69	Zalando SE(a)*	2,024
		587,953
	Consumer Staples — 14.8%

535	Anheuser-Busch InBev S.A./N.V.	67,808
55	Aryzta AG*	2,189
231	Associated British Foods PLC	9,898
1	Barry Callebaut AG*	1,182
66	Beiersdorf AG	6,001
1,087	Booker Group PLC	2,879
1,264	British American Tobacco PLC	77,233
70	Carlsberg A/S, Class B	6,757
360	Carrefour S.A.	9,759
38	Casino Guichard Perrachon S.A.	2,262
1	Chocoladefabriken Lindt & Spruengli AG, Class PC	6,161
129	Coca-Cola HBC AG*	2,522
42	Colruyt S.A.	2,497
381	Danone S.A.	26,755
186	Davide Campari-Milano SpA	1,798
68	Delhaize Group	7,133
1,698	Diageo PLC	46,228
397	Distribuidora Internacional de Alimentacion S.A.	2,376
115	Glanbia PLC	2,138
65	Heineken Holding N.V.	5,336
145	Heineken N.V.	13,474
77	Henkel AG & Co. KGaA	8,079
115	Henkel AG & Co. KGaA (Preference)	13,410
649	Imperial Brands PLC	35,527
935	J Sainsbury PLC	3,654
162	Jeronimo Martins SGPS S.A.	2,626
96	Kerry Group PLC, Class A	8,667
45	Kesko OYJ, Class B	1,805
552	Koninklijke Ahold N.V.	12,235
157	L’Oreal S.A.	29,520
247	Marine Harvest ASA*	4,126
109	METRO AG	3,583
2,091	Nestle S.A.	154,375
517	Orkla ASA	4,680
246	Parmalat SpA	631
140	Pernod Ricard S.A.	15,260
424	Reckitt Benckiser Group PLC	42,428
18	Remy Cointreau S.A.	1,496
644	SABMiller PLC	40,254
61	Suedzucker AG	1,196

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
395	Svenska Cellulosa AB SCA, Class B	$12,626
127	Swedish Match AB	4,327
308	Tate & Lyle PLC	2,818
5,376	Tesco PLC*	12,919
1,049	Unilever N.V. (CVA)	47,138
813	Unilever PLC	37,227
1,432	Wm Morrison Supermarkets PLC	4,131
		807,124
	Energy — 6.2%

12,533	BP PLC	65,169
1,660	Eni SpA	25,373
316	Galp Energia SGPS S.A.	4,144
241	John Wood Group PLC	2,161
44	Koninklijke Vopak N.V.	2,294
116	Lundin Petroleum AB*	2,077
85	Neste OYJ	2,866
95	OMV AG	2,649
171	Petrofac Ltd.	1,936
716	Repsol S.A.	9,226
2,854	Royal Dutch Shell PLC, Class A	68,853
2,540	Royal Dutch Shell PLC, Class B	61,388
3,782	Saipem SpA*	1,549
633	Statoil ASA	10,097
75	Technip S.A.	4,119
313	Tenaris S.A.	4,150
1,419	TOTAL S.A.	68,994
		337,045
	Financials — 20.4%

638	3i Group PLC	5,214
654	Aberdeen Asset Management PLC	2,657
143	ABN AMRO Group N.V. (CVA)(a)	2,914
16	Ackermans & van Haaren N.V.	2,077
131	Admiral Group PLC	3,752
1,259	Aegon N.V.	6,475
137	Ageas	5,545
307	Allianz SE	50,137
305	Ashmore Group PLC	1,290
834	Assicurazioni Generali SpA	12,098
2,677	Aviva PLC	17,526
1,295	AXA S.A.	32,553
31	Baloise Holding AG	3,829
201	Banca Mediolanum SpA	1,686
1,879	Banca Monte dei Paschi di Siena SpA*	1,303
4,285	Banco Bilbao Vizcaya Argentaria S.A.	28,436
31,817	Banco Comercial Portugues S.A.*	1,084
3,163	Banco de Sabadell S.A.	5,409
238	Banco Popolare SC	1,179
1,057	Banco Popular Espanol S.A.	1,742
9,708	Banco Santander S.A.	46,375
18,206	Bank of Ireland*	5,553
3,049	Bankia S.A.	2,651
456	Bankinter S.A.	3,470
2	Banque Cantonale Vaudoise	1,384
11,287	Barclays PLC	29,965
658	BNP Paribas S.A.*	36,454
678	British Land Co. PLC (The) (REIT)	7,303
1,695	CaixaBank S.A.	4,636
481	Capital & Counties Properties PLC	2,396
109	CNP Assurances	1,850
688	Commerzbank AG	5,898
14	Corp Financiera Alba S.A.	595
697	Credit Agricole S.A.	7,003
1,291	Credit Suisse Group AG*	17,686
560	CYBG PLC*	2,262
504	Danske Bank A/S	14,550
66	Derwent London PLC (REIT)	3,162
913	Deutsche Bank AG*	16,318
124	Deutsche Boerse AG	10,871
223	Deutsche Wohnen AG	7,166
910	Direct Line Insurance Group PLC	4,971
709	DNB ASA	9,097
190	Erste Group Bank AG*	5,087
10	Euler Hermes Group	860
27	Eurazeo S.A.	1,759
68	EXOR SpA	2,581
166	FinecoBank Banca Fineco SpA	1,212
24	Fonciere Des Regions (REIT)	2,146
123	GAM Holding AG*	1,546
26	Gecina S.A. (REIT)	3,675
112	Gjensidige Forsikring ASA	1,932
51	Groupe Bruxelles Lambert S.A.	4,338
519	Hammerson PLC (REIT)	4,374
40	Hannover Rueck SE	4,513
144	Hargreaves Lansdown PLC	2,827
4	Helvetia Holding AG	2,155
698	Henderson Group PLC	2,724
13,232	HSBC Holdings PLC	85,713
23	ICADE (REIT)	1,662
355	ICAP PLC	2,232
128	Industrivarden AB, Class A	2,383
108	Industrivarden AB, Class C	1,823
2,603	ING Groep N.V. (CVA)	32,441
8,581	Intesa Sanpaolo SpA	21,960
620	Intu Properties PLC (REIT)	2,705
337	Investec PLC	2,299
136	Investment AB Kinnevik*	291
136	Investment AB Kinnevik, Class B	3,305
24	Investment AB Latour, Class B	971
299	Investor AB, Class B	10,388
144	Julius Baer Group Ltd.*	6,406
47	Jyske Bank A/S	1,889
182	KBC Groep N.V.*	10,781
136	Klepierre (REIT)	6,224
521	Land Securities Group PLC (REIT)	8,842
42	LEG Immobilien AG*	3,750
3,930	Legal & General Group PLC	13,694
43,138	Lloyds Banking Group PLC	45,219
207	London Stock Exchange Group PLC	8,240
669	Mapfre S.A.	1,697
367	Mediobanca SpA	2,848
8	Melker Schorling AB	517
97	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,233
618	Natixis S.A.	2,984
221	NN Group N.V.	7,385
2,102	Nordea Bank AB	20,370
3,234	Old Mutual PLC	8,383
22	Pargesa Holding S.A.	1,453
12	Partners Group Holding AG	5,057
97	Provident Financial PLC	4,111
1,720	Prudential PLC	34,548
26	PSP Swiss Property AG	2,435
92	Raiffeisen Bank International AG*	1,232
2,145	Royal Bank of Scotland Group PLC*	7,696
672	RSA Insurance Group PLC	4,793
311	Sampo OYJ, Class A	13,873
75	Schroders PLC	2,958
104	SCOR SE	3,479
491	Segro PLC (REIT)	3,129
962	Skandinaviska Enskilda Banken AB, Class A	9,207
485	Societe Generale S.A.	19,972

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
343	St James’s Place PLC	$4,630
1,776	Standard Chartered PLC	13,682
1,294	Standard Life PLC	6,387
953	Svenska Handelsbanken AB, Class A	12,185
28	Svenska Handelsbanken AB, Class B	374
691	Swedbank AB, Class A	15,188
21	Swiss Life Holding AG*	5,443
42	Swiss Prime Site AG*	3,599
231	Swiss Re AG	20,749
29	Talanx AG	977
88	Tryg A/S	1,736
2,367	UBS Group AG	36,569
65	Unibail-Rodamco SE (REIT)	17,504
3,231	UniCredit SpA	10,345
572	Unione di Banche Italiane SpA	2,127
695	UnipolSai SpA	1,390
30	Vienna Insurance Group AG Wiener Versicherung Gruppe	664
308	Vonovia SE	10,562
20	Wendel S.A.	2,310
99	Zurich Insurance Group AG*	23,948
		1,110,198
	Health Care — 13.3%

65	Actelion Ltd.*	10,663
851	AstraZeneca PLC	49,892
561	Bayer AG	53,479
11	BioMerieux	1,437
66	Coloplast A/S, Class B	4,998
132	Essilor International S.A.	17,244
6	Eurofins Scientific SE	2,328
141	Fresenius Medical Care AG & Co. KGaA	12,243
259	Fresenius SE & Co. KGaA	19,558
4	Galenica AG	5,283
36	Genmab A/S*	6,508
121	Getinge AB, Class B	2,578
3,296	GlaxoSmithKline PLC	69,321
220	Grifols S.A.	4,988
170	Grifols S.A. (Preference), Class B	2,780
46	H Lundbeck A/S*	1,811
92	Hikma Pharmaceuticals PLC	3,077
27	Ipsen S.A.*	1,704
34	Lonza Group AG*	5,868
181	Meda AB, Class A	3,207
85	Merck KGaA	8,512
1,446	Novartis AG	114,755
1,236	Novo Nordisk A/S, Class B	68,776
67	Orion OYJ, Class B	2,405
28	Orpea	2,340
149	QIAGEN N.V.*	3,196
67	Recordati SpA	1,980
494	Roche Holding AG	129,661
759	Sanofi	62,265
7	Sartorius AG (Preference)	1,935
18	Sartorius Stedim Biotech	1,183
396	Shire PLC	24,554
593	Smith & Nephew PLC	10,116
34	Sonova Holding AG	4,538
6	Straumann Holding AG	2,295
81	UCB S.A.	5,857
80	William Demant Holding A/S*	1,688
		725,023
	Industrials — 11.5%

1,329	ABB Ltd.*	27,644
326	Abertis Infraestructuras S.A.	4,994
112	ACS Actividades de Construccion y Servicios S.A.	3,697
107	Adecco Group AG	6,484
43	Aena S.A.(a)*	5,809
19	Aeroports de Paris	2,264
159	Aggreko PLC	2,601
367	Airbus Group SE	22,888
207	Alfa Laval AB	3,125
102	Alstom S.A.*	2,563
48	ANDRITZ AG	2,446
3	AP Moeller - Maersk A/S, Class A	3,742
4	AP Moeller - Maersk A/S, Class B	5,154
333	Ashtead Group PLC	4,731
621	Assa Abloy AB, Class B	12,891
316	Atlantia SpA	8,527
410	Atlas Copco AB, Class A	10,577
258	Atlas Copco AB, Class B	6,143
166	Babcock International Group PLC	2,506
2,093	BAE Systems PLC	14,732
649	Bollore S.A.	2,347
52	Boskalis Westminster	1,884
128	Bouygues S.A.	4,161
66	bpost S.A.	1,741
102	Brenntag AG	5,463
220	Bunzl PLC	6,545
171	Bureau Veritas S.A.	3,678
438	Capita PLC	6,783
327	Cie de Saint-Gobain	14,605
607	CNH Industrial N.V.	4,284
750	Cobham PLC	1,779
58	DCC PLC	5,310
153	Deutsche Lufthansa AG	2,145
629	Deutsche Post AG	18,357
21	DKSH Holding AG	1,337
122	DSV A/S	5,567
144	easyJet PLC	3,213
134	Edenred	2,484
42	Eiffage S.A.	3,100
635	Experian PLC	12,071
315	Ferrovial S.A.	6,673
24	Fraport AG Frankfurt Airport Services Worldwide	1,375
1,027	G4S PLC	2,794
148	Gamesa Corp. Tecnologica S.A.	2,950
117	GEA Group AG	5,427
25	Geberit AG	9,555
304	Groupe Eurotunnel SE	3,924
13	HOCHTIEF AG	1,646
411	Howden Joinery Group PLC	3,033
181	IMI PLC	2,648
674	International Consolidated Airlines Group S.A.	5,253
106	Intertek Group PLC	4,840
122	ISS A/S	4,921
44	KION Group AG	2,436
251	Kone OYJ, Class B	11,870
612	Koninklijke Philips N.V.	16,501
33	Kuehne + Nagel International AG	4,640
176	Legrand S.A.	9,686
252	Leonardo-Finmeccanica SpA*	2,985
23	MAN SE*	2,439
515	Meggitt PLC	2,908
113	Melrose Industries PLC	632
88	Metso OYJ	2,068
34	MTU Aero Engines AG	3,213
64	OCI N.V.*	921
56	OSRAM Licht AG	2,982

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
136	Prysmian SpA	$3,329
73	Randstad Holding N.V.	3,945
3	Rational AG	1,417
1,198	Rentokil Initial PLC	3,140
199	Rexel S.A.	3,045
103,244	Rolls-Royce Holdings PLC*	11,113
602	Royal Mail PLC	4,740
196	Safran S.A.	13,746
714	Sandvik AB	6,971
41	Schindler Holding AG	7,579
366	Schneider Electric SE	23,677
203	Securitas AB, Class B	3,196
3	SGS S.A.	6,400
515	Siemens AG	55,492
238	Skanska AB, Class B	5,220
250	SKF AB, Class B	4,394
259	Smiths Group PLC	4,230
18	Societe BIC S.A.	2,404
10	Sulzer AG	882
38	Teleperformance	3,316
69	Thales S.A.	5,981
43	TNT Express N.V.*	382
165	Travis Perkins PLC	4,618
161	Trelleborg AB, Class B	3,003
145	Vestas Wind Systems A/S	10,395
309	Vinci S.A.	23,251
1,022	Volvo AB, Class B	11,360
103	Wartsila OYJ Abp	4,271
141	Weir Group PLC (The)	2,461
169	Wolseley PLC	9,965
141	Zardoya Otis S.A.	1,463
127	Zodiac Aerospace	2,968
		627,046
	Information Technology — 3.9%

272	Amadeus IT Holding S.A., Class A	12,607
934	ARM Holdings PLC	13,418
212	ASML Holding N.V.	21,099
59	Atos SE	5,455
642	Auto Trader Group PLC(a)	3,672
105	Capgemini S.A.	10,018
84	Dassault Systemes	6,692
53	Gemalto N.V.	3,241
249	Halma PLC	3,436
170	Hexagon AB, Class B	6,592
742	Infineon Technologies AG	11,135
36	Ingenico Group S.A.	4,388
302	Just Eat PLC*	1,998
125	Micro Focus International PLC	2,966
3,783	Nokia OYJ*	21,647
60	Rightmove PLC	3,689
713	Sage Group PLC (The)	6,362
602	SAP SE	48,896
410	STMicroelectronics N.V.	2,454
1,973	Telefonaktiebolaget LM Ericsson, Class B	15,187
78	United Internet AG	3,681
76	Wirecard AG	3,381
		212,014
	Materials — 6.8%

108	Acerinox S.A.	1,250
231	Air Liquide S.A.	24,824
164	Akzo Nobel N.V.	11,137
865	Anglo American PLC	7,555
234	Antofagasta PLC	1,461
1,124	ArcelorMittal*	5,531
46	Arkema S.A.	3,776
622	BASF SE	48,076
1,398	BHP Billiton PLC	16,746
181	Boliden AB	3,198
58	Chr Hansen Holding A/S	3,678
178	Clariant AG*	3,180
539	CRH PLC	16,279
85	Croda International PLC	3,637
622	DS Smith PLC	3,519
5	EMS-Chemie Holding AG	2,478
86	Evonik Industries AG	2,537
112	Fresnillo PLC	1,645
27	Fuchs Petrolub SE	987
46	Fuchs Petrolub SE (Preference)	1,874
6	Givaudan S.A.	11,497
7,717	Glencore PLC*	14,725
93	HeidelbergCement AG	7,961
29	Imerys S.A.	2,046
128	Johnson Matthey PLC	5,373
127	K+S AG	3,136
116	Koninklijke DSM N.V.	6,908
320	LafargeHolcim Ltd.*	14,387
61	LANXESS AG	2,916
122	Linde AG	18,267
243	Mondi PLC	4,761
886	Norsk Hydro ASA	3,533
149	Novozymes A/S, Class B	7,091
169	Polymetal International PLC	1,995
61	Randgold Resources Ltd.	5,150
463	Rexam PLC	4,235
815	Rio Tinto PLC	23,043
1	Sika AG	4,325
155	Smurfit Kappa Group PLC	4,231
47	Solvay S.A.	4,772
380	Stora Enso OYJ, Class R	3,260
80	Symrise AG	5,022
62	Syngenta AG	24,352
281	thyssenkrupp AG	6,189
61	Umicore S.A.	3,076
352	UPM-Kymmene OYJ	6,775
75	voestalpine AG	2,570
12	Wacker Chemie AG	1,128
116	Yara International ASA	4,185
		370,277
	Telecommunication Services — 4.9%

5,640	BT Group PLC	36,350
2,134	Deutsche Telekom AG	37,702
105	Elisa OYJ	4,002
16	Iliad S.A.	3,508
296	Inmarsat PLC	3,100
2,056	Koninklijke KPN N.V.	8,164
61	Numericable-SFR S.A.	1,897
1,262	Orange S.A.	21,938
93	Proximus SADP	3,023
15	Swisscom AG	7,145
410	TalkTalk Telecom Group PLC	1,433
529	TDC A/S	2,649
206	Tele2 AB, Class B	1,805
10,452	Telecom Italia SpA*	9,203
453	Telefonica Deutschland Holding AG	2,027
2,886	Telefonica S.A.	30,172
62	Telekom Austria AG	384
459	Telenor ASA	7,651
1,719	Telia Co. AB	8,044
778	Vivendi S.A.	15,443

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
18,013	Vodafone Group PLC	$60,524
		266,164
	Utilities — 3.9%

20	Acciona S.A.	1,522
3,344	Centrica PLC	9,919
1,240	E.ON SE*	12,196
1,274	EDP - Energias de Portugal S.A.	4,248
157	EDP Renovaveis S.A.	1,217
172	Electricite de France S.A.	2,293
150	Enagas S.A.	4,499
210	Endesa S.A.	4,320
5,126	Enel SpA	23,248
941	Engie S.A.	14,504
295	Fortum OYJ	4,427
203	Gas Natural SDG S.A.	4,020
3,801	Iberdrola S.A.	25,795
2,542	National Grid PLC	37,258
272	Pennon Group PLC	3,417
72	Red Electrica Corp. S.A.	6,415
320	RWE AG*	4,191
26	RWE AG (Preference)	248
156	Severn Trent PLC	5,204
1,620	Snam SpA	9,279
666	SSE PLC	14,851
214	Suez	3,599
944	Terna Rete Elettrica Nazionale SpA	5,238
451	United Utilities Group PLC	6,367
308	Veolia Environnement S.A.	6,919
		215,194
	Total Common Stocks (Cost $5,685,616)	5,258,038

Principal Amount
	Repurchase Agreements (b) — 0.1%
$6,849	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,849	6,849
	Total Repurchase Agreements (Cost $6,849)	6,849

	Total Investment Securities (Cost $5,692,465) — 96.5%	5,264,887
	Other assets less liabilities — 3.5%	191,761
	Net Assets — 100.0%	$5,456,648

*	Non-income producing security.
(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA	Dutch Certificate
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,982
Aggregate gross unrealized depreciation	(627,440)
Net unrealized depreciation	$(460,458)
Federal income tax cost of investments	$5,725,345

See accompanying notes to the financial statements.

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of May 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	06/02/16	707,000	$(711,196)	$711,125	$(71)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	1,042,000	(155,927)	155,947	20
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	4,000	(610)	599	(11)
U.S. Dollar vs. Euro	Goldman Sachs International	06/02/16	2,185,000	(2,433,270)	2,432,451	(819)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	1,141,000	(1,661,037)	1,660,725	(312)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	5,000	(7,201)	7,278	77
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	06/02/16	407,000	(48,656)	48,666	10
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	1,910,000	(228,632)	228,653	21
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	12,000	(1,482)	1,437	(45)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	06/02/16	(707,000)	738,268	711,125	27,143
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	07/05/16	(730,000)	735,464	735,500	(36)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	06/02/16	(1,046,000)	160,932	156,546	4,386
U.S. Dollar vs. Danish Krone	Goldman Sachs International	07/05/16	(1,090,000)	163,285	163,341	(56)
U.S. Dollar vs. Euro	Goldman Sachs International	06/02/16	(2,185,000)	2,502,652	2,432,451	70,201
U.S. Dollar vs. Euro	Goldman Sachs International	07/05/16	(2,194,000)	2,445,377	2,445,508	(131)
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	(1,135,000)	1,660,133	1,651,992	8,141
U.S. Dollar vs. British Pound	Goldman Sachs International	07/05/16	(1,139,000)	1,658,420	1,658,224	196
U.S. Dollar vs. British Pound	Goldman Sachs International	06/02/16	(11,000)	15,916	16,011	(95)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	07/05/16	(411,000)	49,129	49,140	(11)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	06/02/16	(407,000)	50,455	48,666	1,789
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	07/05/16	(1,936,000)	232,054	232,106	(52)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	06/02/16	(1,922,000)	239,746	230,090	9,656
						$120,001 (2)

(1)         The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)         The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $120,001. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of May 31, 2016:

United Kingdom	30.3%
France	14.0%
Switzerland	13.4%
Germany	13.3%
Spain	4.7%
Netherlands	4.6%
Sweden	4.2%
Italy	3.3%
Denmark	3.0%
Belgium	2.2%
Finland	1.5%
Norway	0.9%
Ireland	0.4%
Austria	0.3%
Portugal	0.3%
Other (1)	3.6%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks— 96.3%
	Consumer Discretionary — 19.8%

39	ABC-Mart, Inc.	$2,525
292	Aisin Seiki Co. Ltd.	12,045
77	Aoyama Trading Co. Ltd.	2,749
265	Asics Corp.	6,024
33	ASKUL Corp.	1,216
115	Autobacs Seven Co. Ltd.	1,754
294	Bandai Namco Holdings, Inc.	7,279
112	Benesse Holdings, Inc.	2,474
240	Bic Camera, Inc.	2,248
965	Bridgestone Corp.	33,291
243	Calsonic Kansei Corp.	1,893
72	Canon Marketing Japan, Inc.	1,365
346	Casio Computer Co. Ltd.	5,382
76	CyberAgent, Inc.	3,625
333	Daihatsu Motor Co. Ltd.	4,558
756	Denso Corp.	29,782
334	Dentsu, Inc.	16,895
176	Don Quijote Holdings Co. Ltd.	5,650
47	Exedy Corp.	1,087
77	Fast Retailing Co. Ltd.	20,749
941	Fuji Heavy Industries Ltd.	35,212
43	Fuji Media Holdings, Inc.	523
138	H2O Retailing Corp.	2,092
380	Hakuhodo DY Holdings, Inc.	4,769
445	Haseko Corp.	4,895
83	Heiwa Corp.	1,655
37	Hikari Tsushin, Inc.	3,016
56	HIS Co. Ltd.	1,527
2,696	Honda Motor Co. Ltd.	76,598
252	Iida Group Holdings Co. Ltd.	5,276
546	Isetan Mitsukoshi Holdings Ltd.	5,332
830	Isuzu Motors Ltd.	9,998
63	Izumi Co. Ltd.	2,423
395	J Front Retailing Co. Ltd.	4,730
172	Koito Manufacturing Co. Ltd.	8,111
44	Komeri Co. Ltd.	1,124
128	K’s Holdings Corp.	2,028
410	Laox Co. Ltd.*	381
344	Marui Group Co. Ltd.	5,047
854	Mazda Motor Corp.	14,715
986	Mitsubishi Motors Corp.	5,148
294	NGK Spark Plug Co. Ltd.	5,697
264	NHK Spring Co. Ltd.	2,271
67	Nifco, Inc.	3,450
529	Nikon Corp.	7,427
48	Nippon Television Holdings, Inc.	848
3,780	Nissan Motor Co. Ltd.	38,344
115	Nissan Shatai Co. Ltd.	1,305
111	Nitori Holdings Co. Ltd.	11,270
181	NOK Corp.	3,244
291	Oriental Land Co. Ltd.	19,133
118	PanaHome Corp.	937
3,198	Panasonic Corp.	29,744
1,263	Rakuten, Inc.	13,603
105	Resorttrust, Inc.	2,208
56	Rinnai Corp.	4,878
36	Ryohin Keikaku Co. Ltd.	8,287
81	Sankyo Co. Ltd.	3,020
95	Sanrio Co. Ltd.	1,753
317	Sega Sammy Holdings, Inc.	3,864
557	Sekisui Chemical Co. Ltd.	7,262
883	Sekisui House Ltd.	15,812
2,260	Sharp Corp.*	3,057
77	Shimachu Co. Ltd.	1,710
35	Shimamura Co. Ltd.	4,544
118	Shimano, Inc.	18,396
179	Shochiku Co. Ltd.	1,756
194	SKY Perfect JSAT Holdings, Inc.	941
151	Skylark Co. Ltd.	1,796
1,888	Sony Corp.	52,773
239	Stanley Electric Co. Ltd.	5,066
74	Start Today Co. Ltd.	3,376
1,151	Sumitomo Electric Industries Ltd.	16,289
211	Sumitomo Forestry Co. Ltd.	2,877
285	Sumitomo Rubber Industries Ltd.	4,189
617	Suzuki Motor Corp.	15,850
473	Takashimaya Co. Ltd.	3,344
185	Toho Co. Ltd.	5,054
78	Tokai Rika Co. Ltd.	1,382
56	Tokyo Broadcasting System Holdings, Inc.	798
160	Toyo Tire & Rubber Co. Ltd.	1,949
118	Toyoda Gosei Co. Ltd.	2,314
97	Toyota Boshoku Corp.	1,936
246	Toyota Industries Corp.	10,658
4,141	Toyota Motor Corp.	215,927
81	TS Tech Co. Ltd.	2,086
35	TV Asahi Holdings Corp.	574
330	USS Co. Ltd.	5,222
197	Wacoal Holdings Corp.	2,078
1,073	Yamada Denki Co. Ltd.	5,050
259	Yamaha Corp.	7,847
421	Yamaha Motor Co. Ltd.	7,448
166	Yokohama Rubber Co. Ltd. (The)	2,549
		950,384
	Consumer Staples — 8.9%

1,043	Aeon Co. Ltd.	15,832
777	Ajinomoto Co., Inc.	18,745
571	Asahi Group Holdings Ltd.	19,431
119	Calbee, Inc.	4,389
117	Coca-Cola East Japan Co. Ltd.	2,253
101	Coca-Cola West Co. Ltd.	2,809
14	Cosmos Pharmaceutical Corp.	2,512
82	Ezaki Glico Co. Ltd.	4,414
91	FamilyMart Co. Ltd.	4,775
118	House Foods Group, Inc.	2,334
90	Ito En Ltd.	3,027
1,561	Japan Tobacco, Inc.	61,959
120	Kagome Co. Ltd.	2,889
754	Kao Corp.	41,478
181	Kewpie Corp.	4,855
264	Kikkoman Corp.	9,474
1,262	Kirin Holdings Co. Ltd.	21,211
50	Kobayashi Pharmaceutical Co. Ltd.	4,080
46	Kose Corp.	4,131
99	Lawson, Inc.	7,829
397	Lion Corp.	5,806
63	Matsumotokiyoshi Holdings Co. Ltd.	3,442
206	MEIJI Holdings Co. Ltd.	18,593
23	Mitsubishi Shokuhin Co. Ltd.	588
294	NH Foods Ltd.	6,861
364	Nichirei Corp.	3,111
398	Nisshin Seifun Group, Inc.	6,772
115	Nissin Foods Holdings Co. Ltd.	5,765
172	Pigeon Corp.	4,684
30	Pola Orbis Holdings, Inc.	2,597
539	Sapporo Holdings Ltd.	2,916
1,173	Seven & i Holdings Co. Ltd.	50,175
589	Shiseido Co. Ltd.	15,532
57	Sugi Holdings Co. Ltd.	2,981
55	Sundrug Co. Ltd.	4,548

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
190	Suntory Beverage & Food Ltd.	$8,960
282	Takara Holdings, Inc.	2,497
145	Toyo Suisan Kaisha Ltd.	5,615
57	Tsuruha Holdings, Inc.	5,926
515	Unicharm Corp.	10,070
341	UNY Group Holdings Co. Ltd.	2,481
40	Welcia Holdings Co. Ltd.	2,247
154	Yakult Honsha Co. Ltd.	7,554
231	Yamazaki Baking Co. Ltd.	5,667
		423,815
	Energy — 0.8%

104	Cosmo Energy Holdings Co. Ltd.	1,452
160	Idemitsu Kosan Co. Ltd.	3,200
1,385	Inpex Corp.	11,397
49	Japan Petroleum Exploration Co. Ltd.	1,092
3,639	JX Holdings, Inc.	14,207
306	Showa Shell Sekiyu KK	3,101
475	TonenGeneral Sekiyu KK	4,518
		38,967
	Financials — 15.8%

572	77 Bank Ltd. (The)	2,017
623	Acom Co. Ltd.*	3,432
171	AEON Financial Service Co. Ltd.	3,773
186	Aeon Mall Co. Ltd.	2,454
461	Aiful Corp.*	1,563
1,753	Aozora Bank Ltd.	5,959
146	Aplus Financial Co. Ltd.*	141
349	Awa Bank Ltd. (The)	1,979
579	Bank of Kyoto Ltd. (The)	3,822
74	Century Tokyo Leasing Corp.	2,572
1,013	Chiba Bank Ltd. (The)	5,316
282	Chugoku Bank Ltd. (The)	3,201
1,841	Concordia Financial Group Ltd.*	8,571
255	Credit Saison Co. Ltd.	4,856
1,699	Dai-ichi Life Insurance Co. Ltd. (The)	22,374
468	Daikyo, Inc.	717
521	Daishi Bank Ltd. (The)	1,771
111	Daito Trust Construction Co. Ltd.	16,109
971	Daiwa House Industry Co. Ltd.	28,166
2,570	Daiwa Securities Group, Inc.	14,974
1,163	Fukuoka Financial Group, Inc.	4,237
700	Gunma Bank Ltd. (The)	2,802
646	Hachijuni Bank Ltd. (The)	2,854
931	Hiroshima Bank Ltd. (The)	3,509
69	Hitachi Capital Corp.	1,549
2,069	Hokuhoku Financial Group, Inc.	2,537
535	Hulic Co. Ltd.	5,302
329	Hyakugo Bank Ltd. (The)	1,219
417	Hyakujushi Bank Ltd. (The)	1,245
433	Iyo Bank Ltd. (The)	2,881
49	Jafco Co. Ltd.	1,465
825	Japan Exchange Group, Inc.	11,233
620	Japan Post Bank Co. Ltd.	7,413
681	Japan Post Holdings Co. Ltd.	8,799
105	Japan Post Insurance Co. Ltd.	2,358
1,086	Joyo Bank Ltd. (The)	4,015
559	Juroku Bank Ltd. (The)	1,552
377	Keiyo Bank Ltd. (The)	1,407
615	Kyushu Financial Group, Inc.	3,316
163	Matsui Securities Co. Ltd.	1,468
1,902	Mitsubishi Estate Co. Ltd.	36,692
20,907	Mitsubishi UFJ Financial Group, Inc.	104,398
699	Mitsubishi UFJ Lease & Finance Co. Ltd.	3,006
1,426	Mitsui Fudosan Co. Ltd.	34,993
37,218	Mizuho Financial Group, Inc.	58,526
776	MS&AD Insurance Group Holdings, Inc.	22,124
51	Musashino Bank Ltd. (The)	1,283
50	Nihon M&A Center, Inc.	3,048
1,141	Nishi-Nippon City Bank Ltd. (The)	2,161
5,133	Nomura Holdings, Inc.	22,234
191	Nomura Real Estate Holdings, Inc.	3,429
445	North Pacific Bank Ltd.	1,260
173	NTT Urban Development Corp.	1,732
293	Okasan Securities Group, Inc.	1,538
601	Orient Corp.*	1,268
1,971	ORIX Corp.	27,369
3,283	Resona Holdings, Inc.	12,474
246	San-In Godo Bank Ltd. (The)	1,570
319	SBI Holdings, Inc.	3,328
429	Senshu Ikeda Holdings, Inc.	1,629
1,042	Seven Bank Ltd.	3,833
402	Shiga Bank Ltd. (The)	1,740
2,703	Shinsei Bank Ltd.	4,338
809	Shizuoka Bank Ltd. (The)	6,047
565	Sompo Japan Nipponkoa Holdings, Inc.	15,925
277	Sony Financial Holdings, Inc.	3,384
1,953	Sumitomo Mitsui Financial Group, Inc.	63,694
5,688	Sumitomo Mitsui Trust Holdings, Inc.	19,781
24	Sumitomo Real Estate Sales Co. Ltd.	470
651	Sumitomo Realty & Development Co. Ltd.	18,185
261	Suruga Bank Ltd.	5,839
946	T&D Holdings, Inc.	9,438
365	Tokai Tokyo Financial Holdings, Inc.	1,817
1,055	Tokio Marine Holdings, Inc.	36,519
327	Tokyo Tatemono Co. Ltd.	4,169
778	Tokyu Fudosan Holdings Corp.	5,135
360	Yamaguchi Financial Group, Inc.	3,512
80	Zenkoku Hosho Co. Ltd.	2,633
		755,449
	Health Care — 8.4%

270	Alfresa Holdings Corp.	5,689
78	Asahi Intecc Co. Ltd.	3,939
3,198	Astellas Pharma, Inc.	43,743
328	Chugai Pharmaceutical Co. Ltd.	11,519
1,016	Daiichi Sankyo Co. Ltd.	23,603
400	Eisai Co. Ltd.	24,807
109	Hisamitsu Pharmaceutical Co., Inc.	5,828
605	Hoya Corp.	21,313
57	Kaken Pharmaceutical Co. Ltd.	3,233
51	Kissei Pharmaceutical Co. Ltd.	1,104
73	KYORIN Holdings, Inc.	1,412
387	Kyowa Hakko Kirin Co. Ltd.	7,049
272	M3, Inc.	7,811
252	Medipal Holdings Corp.	4,374
91	Miraca Holdings, Inc.	3,844
338	Mitsubishi Tanabe Pharma Corp.	5,678
21	Mochida Pharmaceutical Co. Ltd.	1,636
121	Nihon Kohden Corp.	3,491
81	Nippon Shinyaku Co. Ltd.	4,287
192	Nipro Corp.	2,164
484	Olympus Corp.	20,489
685	Ono Pharmaceutical Co. Ltd.	30,413
562	Otsuka Holdings Co. Ltd.	22,955
154	Rohto Pharmaceutical Co. Ltd.	2,387
600	Santen Pharmaceutical Co. Ltd.	8,829
51	Sawai Pharmaceutical Co. Ltd.	3,633
445	Shionogi & Co. Ltd.	25,026
253	Sumitomo Dainippon Pharma Co. Ltd.	3,700
133	Suzuken Co. Ltd.	4,293

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
215	Sysmex Corp.	$15,703
69	Taisho Pharmaceutical Holdings Co. Ltd.	6,427
1,163	Takeda Pharmaceutical Co. Ltd.	50,304
486	Terumo Corp.	20,421
108	Tsumura & Co.	2,547
		403,651
	Industrials — 19.8%

538	Amada Holdings Co. Ltd.	5,923
1,862	ANA Holdings, Inc.	5,438
1,442	Asahi Glass Co. Ltd.	8,737
272	Central Japan Railway Co.	48,144
244	Chiyoda Corp.	1,745
178	COMSYS Holdings Corp.	2,937
928	Dai Nippon Printing Co. Ltd.	9,506
401	Daikin Industries Ltd.	34,335
159	DMG Mori Co. Ltd.	1,960
571	East Japan Railway Co.	52,181
717	Ebara Corp.	3,672
294	FANUC Corp.	45,013
910	Fuji Electric Co. Ltd.	3,676
467	Fujikura Ltd.	2,434
251	Fukuyama Transporting Co. Ltd.	1,240
977	Furukawa Electric Co. Ltd.	2,352
90	Glory Ltd.	2,617
619	GS Yuasa Corp.	2,612
1,900	Hankyu Hanshin Holdings, Inc.	13,037
430	Hino Motors Ltd.	4,405
166	Hitachi Construction Machinery Co. Ltd.	2,562
69	Hitachi Transport System Ltd.	1,169
63	Hoshizaki Electric Co. Ltd.	6,027
2,251	IHI Corp.	5,805
2,162	ITOCHU Corp.	27,126
126	Japan Airlines Co. Ltd.	4,318
89	Japan Airport Terminal Co. Ltd.	3,074
564	Japan Steel Works Ltd. (The)	2,400
326	JGC Corp.	5,035
359	JTEKT Corp.	4,969
1,264	Kajima Corp.	8,605
339	Kamigumi Co. Ltd.	3,099
167	Kandenko Co. Ltd.	1,278
2,171	Kawasaki Heavy Industries Ltd.	6,753
1,316	Kawasaki Kisen Kaisha Ltd.	2,860
774	Keihan Holdings Co. Ltd.	5,220
746	Keikyu Corp.	7,063
863	Keio Corp.	7,392
422	Keisei Electric Railway Co. Ltd.	5,662
207	Kinden Corp.	2,419
2,715	Kintetsu Group Holdings Co. Ltd.	10,918
1,417	Komatsu Ltd.	24,435
1,691	Kubota Corp.	24,861
181	Kurita Water Industries Ltd.	4,238
392	LIXIL Group Corp.	7,076
85	Mabuchi Motor Co. Ltd.	4,016
92	Maeda Road Construction Co. Ltd.	1,654
184	Makita Corp.	11,912
2,504	Marubeni Corp.	12,032
524	Minebea Co. Ltd.	4,200
404	MISUMI Group, Inc.	6,196
2,071	Mitsubishi Corp.	36,731
2,970	Mitsubishi Electric Corp.	35,871
4,817	Mitsubishi Heavy Industries Ltd.	19,532
216	Mitsubishi Logistics Corp.	3,040
2,560	Mitsui & Co. Ltd.	30,816
1,171	Mitsui Engineering & Shipbuilding Co. Ltd.	1,879
1,784	Mitsui OSK Lines Ltd.	4,054
92	MonotaRO Co. Ltd.	3,181
186	Nabtesco Corp.	4,728
178	Nagase & Co. Ltd.	2,027
1,369	Nagoya Railroad Co. Ltd.	6,888
866	Nankai Electric Railway Co. Ltd.	4,545
407	NGK Insulators Ltd.	8,951
364	Nidec Corp.	28,085
82	Nippo Corp.	1,480
1,144	Nippon Express Co. Ltd.	4,931
2,571	Nippon Yusen KK	4,868
606	Nishi-Nippon Railroad Co. Ltd.	3,147
202	Nisshinbo Holdings, Inc.	2,078
700	NSK Ltd.	6,217
678	NTN Corp.	2,348
1,020	Obayashi Corp.	10,733
921	Odakyu Electric Railway Co. Ltd.	9,999
240	OKUMA Corp.	1,839
119	OSG Corp.	2,162
164	Park24 Co. Ltd.	4,688
395	Recruit Holdings Co. Ltd.	13,445
320	Sanwa Holdings Corp.	2,793
292	Secom Co. Ltd.	22,867
319	Seibu Holdings, Inc.	6,009
237	Seino Holdings Co. Ltd.	2,263
853	Shimizu Corp.	7,630
88	SMC Corp.	22,416
102	Sohgo Security Services Co. Ltd.	5,022
1,992	Sojitz Corp.	4,454
703	Sotetsu Holdings, Inc.	4,177
1,692	Sumitomo Corp.	17,354
900	Sumitomo Heavy Industries Ltd.	4,374
181	Tadano Ltd.	1,648
1,636	Taisei Corp.	12,126
231	Temp Holdings Co. Ltd.	3,683
181	THK Co. Ltd.	3,422
1,520	Tobu Railway Co. Ltd.	7,716
367	Toda Corp.	1,661
1,710	Tokyu Corp.	14,648
64	Toppan Forms Co. Ltd.	727
780	Toppan Printing Co. Ltd.	7,047
5,733	Toshiba Corp.*	14,143
215	TOTO Ltd.	8,162
339	Toyota Tsusho Corp.	8,008
189	Ushio, Inc.	2,292
276	West Japan Railway Co.	17,256
552	Yamato Holdings Co. Ltd.	11,206
		947,705
	Information Technology — 9.4%

278	Advantest Corp.	3,091
277	Alps Electric Co. Ltd.	5,600
113	Azbil Corp.	3,153
376	Brother Industries Ltd.	4,506
1,576	Canon, Inc.	45,644
76	Capcom Co. Ltd.	1,795
471	Citizen Holdings Co. Ltd.	2,637
73	COLOPL, Inc.	1,432
71	COOKPAD, Inc.	945
168	DeNA Co. Ltd.	3,375
44	Disco Corp.	4,186
605	FUJIFILM Holdings Corp.	24,559
2,676	Fujitsu Ltd.	10,810
148	Gree, Inc.	854
550	GungHo Online Entertainment, Inc.	1,597
201	Hamamatsu Photonics KK	5,473
48	Hirose Electric Co. Ltd.	5,955
103	Hitachi High-Technologies Corp.	3,000

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
6,971	Hitachi Ltd.	$32,182
163	Ibiden Co. Ltd.	2,072
131	IT Holdings Corp.	3,173
74	Itochu Techno-Solutions Corp.	1,639
107	Japan Aviation Electronics Industry Ltd.	1,433
565	Japan Display, Inc.	1,131
221	Kakaku.com, Inc.	4,185
69	Keyence Corp.	43,800
151	Konami Holdings Corp.	5,718
678	Konica Minolta, Inc.	5,844
469	Kyocera Corp.	23,428
285	Murata Manufacturing Co. Ltd.	33,278
214	Nexon Co. Ltd.	3,518
163	Nintendo Co. Ltd.	24,177
657	Nippon Electric Glass Co. Ltd.	3,163
160	Nomura Research Institute Ltd.	6,038
52	NS Solutions Corp.	904
190	NTT Data Corp.	9,799
12	OBIC Business Consultants Co. Ltd.	528
100	Obic Co. Ltd.	5,437
296	Omron Corp.	9,528
53	Oracle Corp.	2,815
82	Otsuka Corp.	3,882
1,024	Ricoh Co. Ltd.	8,919
134	Rohm Co. Ltd.	5,721
317	SCREEN Holdings Co. Ltd.	3,127
68	SCSK Corp.	2,563
425	Seiko Epson Corp.	7,649
405	Shimadzu Corp.	6,171
126	Square Enix Holdings Co. Ltd.	3,982
292	Sumco Corp.	2,064
176	Taiyo Yuden Co. Ltd.	1,915
180	TDK Corp.	10,517
235	Tokyo Electron Ltd.	17,422
168	Topcon Corp.	1,712
154	Trend Micro, Inc.	5,582
1,968	Yahoo Japan Corp.	8,837
422	Yaskawa Electric Corp.	5,342
389	Yokogawa Electric Corp.	4,490
		452,297
	Materials — 6.1%

244	Air Water, Inc.	3,817
2,003	Asahi Kasei Corp.	13,417
454	Daicel Corp.	5,665
558	Daido Steel Co. Ltd.	1,957
717	Denka Co. Ltd.	3,142
1,298	DIC Corp.	3,078
363	Dowa Holdings Co. Ltd.	2,203
37	FP Corp.	1,606
165	Hitachi Chemical Co. Ltd.	3,087
313	Hitachi Metals Ltd.	3,358
773	JFE Holdings, Inc.	10,396
302	JSR Corp.	4,439
515	Kaneka Corp.	4,096
300	Kansai Paint Co. Ltd.	6,067
4,730	Kobe Steel Ltd.	4,265
527	Kuraray Co. Ltd.	6,995
79	Lintec Corp.	1,561
99	Maruichi Steel Tube Ltd.	3,303
1,982	Mitsubishi Chemical Holdings Corp.	10,086
611	Mitsubishi Gas Chemical Co., Inc.	3,465
1,878	Mitsubishi Materials Corp.	5,419
1,449	Mitsui Chemicals, Inc.	5,448
875	Mitsui Mining & Smelting Co. Ltd.	1,538
274	Nippon Kayaku Co. Ltd.	2,698
270	Nippon Paint Holdings Co. Ltd.	7,693
150	Nippon Paper Industries Co. Ltd.	2,620
52	Nippon Shokubai Co. Ltd.	3,113
1,234	Nippon Steel & Sumitomo Metal Corp.	25,480
215	Nissan Chemical Industries Ltd.	6,320
147	Nisshin Steel Co. Ltd.	1,868
236	Nitto Denko Corp.	15,511
1,322	Oji Holdings Corp.	5,436
331	Rengo Co. Ltd.	2,003
619	Shin-Etsu Chemical Co. Ltd.	36,100
2,273	Showa Denko KK	2,336
2,285	Sumitomo Chemical Co. Ltd.	10,466
713	Sumitomo Metal Mining Co. Ltd.	7,348
596	Sumitomo Osaka Cement Co. Ltd.	2,424
1,916	Taiheiyo Cement Corp.	5,045
227	Taiyo Nippon Sanso Corp.	2,041
1,411	Teijin Ltd.	4,962
2,283	Toray Industries, Inc.	19,743
1,032	Tosoh Corp.	5,081
255	Toyo Seikan Group Holdings Ltd.	5,383
1,417	Toyobo Co. Ltd.	2,632
1,684	Ube Industries Ltd.	3,158
67	Yamato Kogyo Co. Ltd.	1,591
238	Zeon Corp.	1,794
		291,254
	Telecommunication Services — 5.1%

2,824	KDDI Corp.	82,425
696	Nippon Telegraph & Telephone Corp.	30,468
2,042	NTT DOCOMO, Inc.	51,167
1,394	SoftBank Group Corp.	78,281
		242,341
	Utilities — 2.2%

1,067	Chubu Electric Power Co., Inc.	14,571
458	Chugoku Electric Power Co., Inc. (The)	5,736
270	Electric Power Development Co. Ltd.	6,989
281	Hokkaido Electric Power Co., Inc.	2,427
298	Hokuriku Electric Power Co.	3,721
1,101	Kansai Electric Power Co., Inc. (The)*	10,662
699	Kyushu Electric Power Co., Inc.*	7,091
2,975	Osaka Gas Co. Ltd.	11,159
246	Shikoku Electric Power Co., Inc.	2,930
730	Toho Gas Co. Ltd.	5,411
718	Tohoku Electric Power Co., Inc.	9,258
2,343	Tokyo Electric Power Co. Holdings, Inc.*	11,007
3,485	Tokyo Gas Co. Ltd.	14,075
		105,037
	Total Common Stocks (Cost $4,899,400)	4,610,900

	Total Investment Securities (Cost $4,899,400) — 96.3%	4,610,900
	Other assets less liabilities — 3.7%	176,871
	Net Assets — 100.0%	$4,787,771

See accompanying notes to the financial statements.

*      Non-income producing security.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,548
Aggregate gross unrealized depreciation	(580,927)
Net unrealized depreciation	$(318,379)
Federal income tax cost of investments	$4,929,279

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of May 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	2,300,000	$(21,606)	$20,739	$(867)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	515,700,000	(4,648,983)	4,650,018	1,035
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	06/03/16	(518,000,000)	4,844,037	4,670,757	173,280
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	07/05/16	(529,460,000)	4,778,468	4,780,030	(1,562)
						$171,886	(2)

(1)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)

The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $171,886. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks— 10.4%
	Consumer Discretionary — 1.3%

38	1-800-Flowers.com, Inc., Class A*	$306
40	2U, Inc.*	1,114
105	Abercrombie & Fitch Co., Class A	2,088
5	Advance Auto Parts, Inc.	769
27	Amazon.com, Inc.*	19,515
32	AMC Entertainment Holdings, Inc., Class A	920
115	American Axle & Manufacturing Holdings, Inc.*	1,917
273	American Eagle Outfitters, Inc.	4,270
25	American Public Education, Inc.*	706
13	America’s Car-Mart, Inc.*	309
143	Apollo Education Group, Inc.*	1,314
20	Arctic Cat, Inc.	316
34	Asbury Automotive Group, Inc.*	1,907
260	Ascena Retail Group, Inc.*	1,877
20	Ascent Capital Group, Inc., Class A*	375
5	AutoNation, Inc.*	252
2	AutoZone, Inc.*	1,524
49	Barnes & Noble Education, Inc.*	465
77	Barnes & Noble, Inc.	896
16	Bassett Furniture Industries, Inc.	447
49	Beazer Homes USA, Inc.*	385
43	bebe stores, Inc.*	15
12	Bed Bath & Beyond, Inc.*	537
147	Belmond Ltd., Class A*	1,398
20	Best Buy Co., Inc.	643
28	Big 5 Sporting Goods Corp.	235
75	Big Lots, Inc.	3,922
3	Biglari Holdings, Inc.*	1,201
30	BJ’s Restaurants, Inc.*	1,344
32	Black Diamond, Inc.*	133
177	Bloomin’ Brands, Inc.	3,372
18	Blue Nile, Inc.	475
30	Bob Evans Farms, Inc.	1,338
13	Bojangles’, Inc.*	227
18	Boot Barn Holdings, Inc.*	137
15	BorgWarner, Inc.	510
121	Boyd Gaming Corp.*	2,288
23	Bravo Brio Restaurant Group, Inc.*	171
26	Bridgepoint Education, Inc.*	202
57	Bright Horizons Family Solutions, Inc.*	3,693
43	Buckle, Inc. (The)	1,063
29	Buffalo Wild Wings, Inc.*	4,216
20	Build-A-Bear Workshop, Inc.*	277
108	Burlington Stores, Inc.*	6,519
16	Cablevision Systems Corp., Class A	555
70	Caesars Acquisition Co., Class A*	696
84	Caesars Entertainment Corp.*	616
116	CalAtlantic Group, Inc.	4,291
66	Caleres, Inc.	1,614
118	Callaway Golf Co.	1,187
20	Cambium Learning Group, Inc.*	92
18	Capella Education Co.	944
103	Career Education Corp.*	606
14	CarMax, Inc.*	751
37	Carmike Cinemas, Inc.*	1,106
32	Carnival Corp.	1,528
23	Carriage Services, Inc.	541
54	Carrols Restaurant Group, Inc.*	654
40	Cato Corp. (The), Class A	1,514
13	Cavco Industries, Inc.*	1,291
30	CBS Corp. (Non-Voting), Class B	1,656
112	Central European Media Enterprises Ltd., Class A*	298
23	Century Communities, Inc.*	417
74	Cheesecake Factory, Inc. (The)	3,690
115	Chegg, Inc.*	561
13	Cherokee, Inc.*	183
202	Chico’s FAS, Inc.	2,192
29	Children’s Place, Inc. (The)	2,044
2	Chipotle Mexican Grill, Inc.*	884
56	Christopher & Banks Corp.*	109
19	Churchill Downs, Inc.	2,385
25	Chuy’s Holdings, Inc.*	824
24	Citi Trends, Inc.	373
66	ClubCorp Holdings, Inc.	797
20	Coach, Inc.	788
11	Collectors Universe, Inc.	214
43	Columbia Sportswear Co.	2,286
172	Comcast Corp., Class A	10,888
37	Conn’s, Inc.*	411
24	Container Store Group, Inc. (The)*	129
87	Cooper Tire & Rubber Co.	2,795
21	Cooper-Standard Holding, Inc.*	1,805
35	Core-Mark Holding Co., Inc.	2,997
29	Cracker Barrel Old Country Store, Inc.	4,393
110	Crocs, Inc.*	1,082
14	CSS Industries, Inc.	374
16	Culp, Inc.	440
216	Cumulus Media, Inc., Class A*	69
23	D.R. Horton, Inc.	703
2	Daily Journal Corp.*	395
231	Dana Holding Corp.	2,777
8	Darden Restaurants, Inc.	543
34	Dave & Buster’s Entertainment, Inc.*	1,327
49	Deckers Outdoor Corp.*	2,577
36	Del Frisco’s Restaurant Group, Inc.*	557
20	Delphi Automotive PLC	1,359
117	Denny’s Corp.*	1,255
54	Destination XL Group, Inc.*	253
96	DeVry Education Group, Inc.	1,738
63	Diamond Resorts International, Inc.*	1,445
26	DineEquity, Inc.	2,186
11	Discovery Communications, Inc., Class A*	306
17	Discovery Communications, Inc., Class C*	455
21	Dollar General Corp.	1,888
17	Dollar Tree, Inc.*	1,539
40	Dorman Products, Inc.*	2,208
115	DreamWorks Animation SKG, Inc., Class A*	4,628
37	Drew Industries, Inc.	2,862
12	Duluth Holdings, Inc., Class B*	318
89	E.W. Scripps Co. (The), Class A*	1,501
20	El Pollo Loco Holdings, Inc.*	223
43	Eldorado Resorts, Inc.*	641
6	Empire Resorts, Inc.*	117
38	Entercom Communications Corp., Class A	483
96	Entravision Communications Corp., Class A	693
43	Eros International PLC*	632
15	Escalade, Inc.	171
38	Ethan Allen Interiors, Inc.	1,283
30	Etsy, Inc.*	277
75	EVINE Live, Inc.*	115
8	Expedia, Inc.	890
119	Express, Inc.*	1,730
46	Federal-Mogul Holdings Corp.*	390
21	Fenix Parts, Inc.*	81

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
41	Fiesta Restaurant Group, Inc.*	$1,030
64	Finish Line, Inc. (The), Class A	1,160
82	Five Below, Inc.*	3,433
9	Flexsteel Industries, Inc.	368
8	Fogo De Chao, Inc.*	108
10	Foot Locker, Inc.	559
275	Ford Motor Co.	3,710
26	Fox Factory Holding Corp.*	433
61	Francesca’s Holdings Corp.*	636
56	Fred’s, Inc., Class A	822
28	FTD Cos., Inc.*	763
60	G-III Apparel Group Ltd.*	2,347
16	Gap, Inc. (The)	288
8	Garmin Ltd.	340
99	General Motors Co.	3,097
32	Genesco, Inc.*	2,067
54	Gentherm, Inc.*	1,975
11	Genuine Parts Co.	1,066
70	Global Eagle Entertainment, Inc.*	507
19	Goodyear Tire & Rubber Co. (The)	531
71	Grand Canyon Education, Inc.*	2,965
96	Gray Television, Inc.*	1,135
33	Green Brick Partners, Inc.*	236
33	Group 1 Automotive, Inc.	2,052
94	Guess?, Inc.	1,482
17	H&R Block, Inc.	363
17	Habit Restaurants, Inc. (The), Class A*	304
28	Hanesbrands, Inc.	758
13	Harley-Davidson, Inc.	603
5	Harman International Industries, Inc.	391
73	Harte-Hanks, Inc.	72
8	Hasbro, Inc.	698
31	Haverty Furniture Cos., Inc.	576
43	Helen of Troy Ltd.*	4,422
15	Hemisphere Media Group, Inc.*	164
34	Hibbett Sports, Inc.*	1,174
89	Home Depot, Inc. (The)	11,759
16	Hooker Furniture Corp.	387
27	Horizon Global Corp.*	315
187	Houghton Mifflin Harcourt Co.*	3,216
181	Hovnanian Enterprises, Inc., Class A*	344
49	HSN, Inc.	2,566
72	Iconix Brand Group, Inc.*	555
91	IMAX Corp.*	3,034
30	Installed Building Products, Inc.*	1,003
42	International Speedway Corp., Class A	1,389
28	Interpublic Group of Cos., Inc. (The)	669
170	Interval Leisure Group, Inc.	2,444
24	Intrawest Resorts Holdings, Inc.*	261
42	iRobot Corp.*	1,617
33	Isle of Capri Casinos, Inc.*	524
21	J Alexander’s Holdings, Inc.*	218
49	Jack in the Box, Inc.	4,175
25	JAKKS Pacific, Inc.*	186
20	Jamba, Inc.*	228
46	Johnson Controls, Inc.	2,031
8	Johnson Outdoors, Inc., Class A	211
51	K12, Inc.*	605
114	KB Home	1,589
24	Kirkland’s, Inc.	319
13	Kohl’s Corp.	469
13	Kona Grill, Inc.*	164
92	Krispy Kreme Doughnuts, Inc.*	1,967
18	L Brands, Inc.	1,234
134	La Quinta Holdings, Inc.*	1,592
25	Lands’ End, Inc.*	419
77	La-Z-Boy, Inc.	2,039
10	Leggett & Platt, Inc.	503
13	Lennar Corp., Class A	592
21	LGI Homes, Inc.*	567
33	Libbey, Inc.	564
1	Liberty Interactive Corp. QVC Group, Class A*	27
9	Liberty Tax, Inc.	105
113	Liberty TripAdvisor Holdings, Inc., Class A*	2,596
143	LifeLock, Inc.*	1,869
16	Lifetime Brands, Inc.	233
34	Lithia Motors, Inc., Class A	2,800
22	LKQ Corp.*	728
20	Loral Space & Communications, Inc.*	767
65	Lowe’s Cos., Inc.	5,208
41	Lumber Liquidators Holdings, Inc.*	537
37	M/I Homes, Inc.*	699
22	Macy’s, Inc.	731
27	Malibu Boats, Inc., Class A*	367
28	Marcus Corp. (The)	543
16	Marine Products Corp.	139
39	MarineMax, Inc.*	662
13	Marriott International, Inc., Class A	859
36	Marriott Vacations Worldwide Corp.	2,182
24	Mattel, Inc.	765
31	Mattress Firm Holding Corp.*	1,047
11	MCBC Holdings, Inc.*	169
64	McDonald’s Corp.	7,812
59	MDC Holdings, Inc.	1,371
66	MDC Partners, Inc., Class A	1,184
145	Media General, Inc.*	2,587
56	Meredith Corp.	2,772
60	Meritage Homes Corp.*	2,189
17	Metaldyne Performance Group, Inc.	277
13	Michael Kors Holdings Ltd.*	555
72	Modine Manufacturing Co.*	720
4	Mohawk Industries, Inc.*	787
15	Monarch Casino & Resort, Inc.*	317
48	Monro Muffler Brake, Inc.	3,022
41	Morgans Hotel Group Co.*	90
27	Motorcar Parts of America, Inc.*	809
24	Movado Group, Inc.	492
6	NACCO Industries, Inc., Class A	315
93	National CineMedia, Inc.	1,358
47	Nautilus, Inc.*	970
30	Netflix, Inc.*	3,077
17	New Home Co., Inc. (The)*	172
68	New Media Investment Group, Inc.	1,185
208	New York Times Co. (The), Class A	2,515
32	Newell Brands, Inc.	1,526
27	News Corp., Class A	323
8	News Corp., Class B	99
47	Nexstar Broadcasting Group, Inc., Class A	2,501
95	NIKE, Inc., Class B	5,246
17	Noodles & Co.*	159
9	Nordstrom, Inc.	342
44	Nutrisystem, Inc.	1,194
16	Ollie’s Bargain Outlet Holdings, Inc.*	401
17	Omnicom Group, Inc.	1,417
7	O’Reilly Automotive, Inc.*	1,851
26	Outerwall, Inc.	1,072
18	Overstock.com, Inc.*	307
22	Oxford Industries, Inc.	1,394
42	Papa John’s International, Inc.	2,660
14	Papa Murphy’s Holdings, Inc.*	105
38	Party City Holdco, Inc.*	530

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
121	Penn National Gaming, Inc.*	$1,896
69	Performance Sports Group Ltd.*	224
19	Perry Ellis International, Inc.*	368
31	PetMed Express, Inc.	584
127	Pier 1 Imports, Inc.	711
92	Pinnacle Entertainment, Inc.*	1,036
23	Planet Fitness, Inc., Class A*	411
66	Pool Corp.	6,044
35	Popeyes Louisiana Kitchen, Inc.*	2,034
29	Potbelly Corp.*	383
4	Priceline Group, Inc. (The)*	5,057
22	PulteGroup, Inc.	413
6	PVH Corp.	563
4	Ralph Lauren Corp.	377
25	Reading International, Inc., Class A*	313
21	Red Robin Gourmet Burgers, Inc.*	1,065
54	Regis Corp.*	704
80	Rent-A-Center, Inc.	1,054
51	Restoration Hardware Holdings, Inc.*	1,696
29	Ross Stores, Inc.	1,549
12	Royal Caribbean Cruises Ltd.	929
94	Ruby Tuesday, Inc.*	365
53	Ruth’s Hospitality Group, Inc.	880
5	Saga Communications, Inc., Class A	207
40	Scholastic Corp.	1,562
76	Scientific Games Corp., Class A*	744
7	Scripps Networks Interactive, Inc., Class A	450
103	SeaWorld Entertainment, Inc.	1,798
71	Select Comfort Corp.*	1,592
54	Sequential Brands Group, Inc.*	435
9	Shake Shack, Inc., Class A*	345
23	Shoe Carnival, Inc.	536
53	Shutterfly, Inc.*	2,560
6	Signet Jewelers Ltd.	594
100	Sinclair Broadcast Group, Inc., Class A	3,163
33	Sizmek, Inc.*	81
33	Skullcandy, Inc.*	128
81	Smith & Wesson Holding Corp.*	1,974
45	Sonic Automotive, Inc., Class A	804
74	Sonic Corp.	2,204
79	Sotheby’s	2,362
18	Speedway Motorsports, Inc.	312
27	Sportsman’s Warehouse Holdings, Inc.*	233
41	Stage Stores, Inc.	227
30	Standard Motor Products, Inc.	1,159
46	Staples, Inc.	405
104	Starbucks Corp.	5,709
12	Starwood Hotels & Resorts Worldwide, Inc.	881
44	Stein Mart, Inc.	306
85	Steven Madden Ltd.*	2,916
42	Stoneridge, Inc.*	689
5	Strattec Security Corp.	231
17	Strayer Education, Inc.*	819
28	Sturm Ruger & Co., Inc.	1,854
34	Superior Industries International, Inc.	923
11	Superior Uniform Group, Inc.	195
73	Tailored Brands, Inc.	1,007
42	Target Corp.	2,889
49	Taylor Morrison Home Corp., Class A*	730
16	TEGNA, Inc.	367
87	Tenneco, Inc.*	4,674
106	Texas Roadhouse, Inc.	4,750
8	Tiffany & Co.	496
41	Tile Shop Holdings, Inc.*	748
17	Tilly’s, Inc., Class A*	100
56	Time Warner, Inc.	4,237
154	Time, Inc.	2,444
47	TJX Cos., Inc. (The)	3,578
32	Tower International, Inc.	693
10	Townsquare Media, Inc., Class A*	88
9	Tractor Supply Co.	865
245	TRI Pointe Group, Inc.*	2,857
40	Tribune Publishing Co.	469
8	TripAdvisor, Inc.*	542
67	Tuesday Morning Corp.*	456
85	Tumi Holdings, Inc.*	2,281
79	Twenty-First Century Fox, Inc., Class A	2,282
30	Twenty-First Century Fox, Inc., Class B	877
4	Ulta Salon Cosmetics & Fragrance, Inc.*	932
13	Under Armour, Inc., Class A*	490
13	Under Armour, Inc., Class C*	455
23	Unifi, Inc.*	578
22	Universal Electronics, Inc.*	1,428
32	Universal Technical Institute, Inc.	105
6	Urban Outfitters, Inc.*	171
55	Vail Resorts, Inc.	7,219
30	Vera Bradley, Inc.*	460
24	VF Corp.	1,496
24	Viacom, Inc., Class B	1,065
31	Vince Holding Corp.*	175
37	Vitamin Shoppe, Inc.*	1,119
30	VOXX International Corp.*	99
106	Walt Disney Co. (The)	10,517
30	Wayfair, Inc., Class A*	1,235
23	WCI Communities, Inc.*	396
42	Weight Watchers International, Inc.*	637
27	West Marine, Inc.*	248
10	Weyco Group, Inc.	276
5	Whirlpool Corp.	873
30	William Lyon Homes, Class A*	487
10	Wingstop, Inc.*	279
3	Winmark Corp.	295
41	Winnebago Industries, Inc.	923
156	Wolverine World Wide, Inc.	2,841
46	World Wrestling Entertainment, Inc., Class A	808
8	Wyndham Worldwide Corp.	539
6	Wynn Resorts Ltd.	577
29	Yum! Brands, Inc.	2,381
42	ZAGG, Inc.*	203
29	Zoe’s Kitchen, Inc.*	1,071
30	Zumiez, Inc.*	446
		495,638
	Consumer Staples — 0.6%

6	Alico, Inc.	183
138	Altria Group, Inc.	8,782
23	Amplify Snack Brands, Inc.*	300
43	Andersons, Inc. (The)	1,539
12	Arcadia Biosciences, Inc.*	18
42	Archer-Daniels-Midland Co.	1,796
95	B&G Foods, Inc.	4,084
14	Boston Beer Co., Inc. (The), Class A*	2,176
7	Brown-Forman Corp., Class B	686
22	Calavo Growers, Inc.	1,245
47	Cal-Maine Foods, Inc.	2,092
13	Campbell Soup Co.	787
59	Casey’s General Stores, Inc.	7,092
101	Castle Brands, Inc.*	91
64	Central Garden & Pet Co., Class A*	1,167
29	Chefs’ Warehouse, Inc. (The)*	440

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
9	Church & Dwight Co., Inc.	$886
9	Clorox Co. (The)	1,157
7	Coca-Cola Bottling Co. Consolidated	865
275	Coca-Cola Co. (The)	12,265
63	Colgate-Palmolive Co.	4,436
31	ConAgra Foods, Inc.	1,417
12	Constellation Brands, Inc., Class A	1,838
31	Costco Wholesale Corp.	4,612
15	Craft Brew Alliance, Inc.*	142
77	CVS Health Corp.	7,427
250	Darling Ingredients, Inc.*	3,838
143	Dean Foods Co.	2,614
13	Dr. Pepper Snapple Group, Inc.	1,188
40	Elizabeth Arden, Inc.*	367
16	Estee Lauder Cos., Inc. (The), Class A	1,468
12	Farmer Brothers Co.*	339
50	Fresh Del Monte Produce, Inc.	2,618
31	Freshpet, Inc.*	287
42	General Mills, Inc.	2,637
10	Hershey Co. (The)	929
19	Hormel Foods Corp.	654
119	HRG Group, Inc.*	1,562
20	Ingles Markets, Inc., Class A	746
26	Inter Parfums, Inc.	760
30	Inventure Foods, Inc.*	225
23	J&J Snack Foods Corp.	2,427
8	J.M. Smucker Co. (The)	1,033
13	John B. Sanfilippo & Son, Inc.	615
18	Kellogg Co.	1,339
25	Kimberly-Clark Corp.	3,176
42	Kraft Heinz Co. (The)	3,494
69	Kroger Co. (The)	2,467
28	Lancaster Colony Corp.	3,394
41	Landec Corp.*	475
7	Lifeway Foods, Inc.*	66
17	Limoneira Co.	280
8	McCormick & Co., Inc. (Non-Voting)	777
13	Mead Johnson Nutrition Co.	1,070
16	Medifast, Inc.	511
15	MGP Ingredients, Inc.	491
13	Molson Coors Brewing Co., Class B	1,289
111	Mondelez International, Inc., Class A	4,938
11	Monster Beverage Corp.*	1,650
17	National Beverage Corp.*	885
14	Natural Grocers by Vitamin Cottage, Inc.*	186
11	Natural Health Trends Corp.	328
16	Nature’s Sunshine Products, Inc.	157
13	Nutraceutical International Corp.*	308
7	Oil-Dri Corp. of America	228
33	Omega Protein Corp.*	651
14	Orchids Paper Products Co.	445
102	PepsiCo, Inc.	10,319
25	Performance Food Group Co.*	621
109	Philip Morris International, Inc.	10,756
93	Post Holdings, Inc.*	7,069
29	PriceSmart, Inc.	2,569
187	Procter & Gamble Co. (The)	15,154
17	Revlon, Inc., Class A*	530
58	Reynolds American, Inc.	2,883
34	Sanderson Farms, Inc.	3,050
11	Seneca Foods Corp., Class A*	343
37	Smart & Final Stores, Inc.*	587
105	Snyder’s-Lance, Inc.	3,246
57	SpartanNash Co.	1,693
396	SUPERVALU, Inc.*	1,833
32	Synutra International, Inc.*	131
37	Sysco Corp.	1,780
30	Tootsie Roll Industries, Inc.	1,074
85	TreeHouse Foods, Inc.*	8,050
21	Tyson Foods, Inc., Class A	1,339
76	United Natural Foods, Inc.*	2,832
34	Universal Corp.	1,860
8	USANA Health Sciences, Inc.*	965
130	Vector Group Ltd.	2,791
11	Village Super Market, Inc., Class A	298
61	Walgreens Boots Alliance, Inc.	4,721
111	Wal-Mart Stores, Inc.	7,857
22	WD-40 Co.	2,450
17	Weis Markets, Inc.	853
23	Whole Foods Market, Inc.	744
		218,833
	Energy — 0.4%

176	Abraxas Petroleum Corp.*	199
3	Adams Resources & Energy, Inc.	116
47	Alon USA Energy, Inc.	355
36	Anadarko Petroleum Corp.	1,867
27	Apache Corp.	1,543
55	Approach Resources, Inc.*	147
105	Archrock, Inc.	801
27	Ardmore Shipping Corp.	256
98	Atwood Oceanics, Inc.	1,046
31	Baker Hughes, Inc.	1,438
65	Basic Energy Services, Inc.*	127
76	Bill Barrett Corp.*	540
75	Bonanza Creek Energy, Inc.*	197
53	Bristow Group, Inc.	711
85	C&J Energy Services Ltd.*	45
32	Cabot Oil & Gas Corp.	767
179	Callon Petroleum Co.*	2,039
30	CARBO Ceramics, Inc.	370
88	Carrizo Oil & Gas, Inc.*	3,388
37	Chesapeake Energy Corp.*	159
133	Chevron Corp.	13,433
7	Cimarex Energy Co.	814
9	Clayton Williams Energy, Inc.*	227
116	Clean Energy Fuels Corp.*	377
92	Cloud Peak Energy, Inc.*	180
28	Columbia Pipeline Group, Inc.	715
9	Concho Resources, Inc.*	1,092
87	ConocoPhillips	3,810
26	Contango Oil & Gas Co.*	281
87	Delek U.S. Holdings, Inc.	1,199
36	Devon Energy Corp.	1,299
141	DHT Holdings, Inc.	770
5	Diamond Offshore Drilling, Inc.	129
38	Dorian LPG Ltd.*	340
2	Earthstone Energy, Inc.*	27
73	Eclipse Resources Corp.*	195
78	Energy Fuels, Inc.*	172
39	EOG Resources, Inc.	3,173
12	EQT Corp.	879
31	Era Group, Inc.*	297
21	Erin Energy Corp.*	51
37	Evolution Petroleum Corp.	207
239	EXCO Resources, Inc.*	215
53	Exterran Corp.*	664
293	Exxon Mobil Corp.	26,083
97	Fairmount Santrol Holdings, Inc.*	522
16	FMC Technologies, Inc.*	436
90	Forum Energy Technologies, Inc.*	1,510
71	Frontline Ltd.	630
63	GasLog Ltd.	784

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
199	Gastar Exploration, Inc.*	$183
26	Gener8 Maritime, Inc.*	188
20	Geospace Technologies Corp.*	347
57	Green Plains, Inc.	1,058
39	GulfMark Offshore, Inc., Class A*	126
113	Halcon Resources Corp.*	34
16	Hallador Energy Co.	68
61	Halliburton Co.	2,573
160	Helix Energy Solutions Group, Inc.*	1,282
8	Helmerich & Payne, Inc.	489
19	Hess Corp.	1,139
48	Hornbeck Offshore Services, Inc.*	399
38	Independence Contract Drilling, Inc.*	152
14	ION Geophysical Corp.*	98
1	Isramco, Inc.*	93
44	Jones Energy, Inc., Class A*	167
201	Key Energy Services, Inc.*	61
129	Kinder Morgan, Inc.	2,332
60	Marathon Oil Corp.	784
37	Marathon Petroleum Corp.	1,289
121	Matador Resources Co.*	2,749
40	Matrix Service Co.*	663
361	McDermott International, Inc.*	1,715
11	Murphy Oil Corp.	340
27	National Oilwell Varco, Inc.	890
19	Natural Gas Services Group, Inc.*	385
124	Navios Maritime Acquisition Corp.	231
14	Newfield Exploration Co.*	571
127	Newpark Resources, Inc.*	583
30	Noble Energy, Inc.	1,072
25	Nordic American Offshore Ltd.	124
135	Nordic American Tankers Ltd.	2,075
11	North Atlantic Drilling Ltd.*	40
93	Northern Oil and Gas, Inc.*	405
273	Oasis Petroleum, Inc.*	2,741
54	Occidental Petroleum Corp.	4,074
78	Oil States International, Inc.*	2,563
15	ONEOK, Inc.	649
48	Pacific Ethanol, Inc.*	304
25	Panhandle Oil and Gas, Inc., Class A	402
24	Par Pacific Holdings, Inc.*	367
185	Parker Drilling Co.*	407
170	Parsley Energy, Inc., Class A*	4,432
70	PDC Energy, Inc.*	4,063
19	PHI, Inc. (Non-Voting)*	325
33	Phillips 66	2,652
97	Pioneer Energy Services Corp.*	346
12	Pioneer Natural Resources Co.	1,924
12	Range Resources Corp.	511
66	Renewable Energy Group, Inc.*	608
9	REX American Resources Corp.*	526
73	Rex Energy Corp.*	54
18	RigNet, Inc.*	224
51	Ring Energy, Inc.*	413
99	RSP Permian, Inc.*	3,260
84	Sanchez Energy Corp.*	658
98	Schlumberger Ltd.	7,477
271	Scorpio Tankers, Inc.	1,593
26	SEACOR Holdings, Inc.*	1,492
66	SemGroup Corp., Class A	2,098
90	Ship Finance International Ltd.	1,443
27	Southwestern Energy Co.*	369
47	Spectra Energy Corp.	1,497
87	Stone Energy Corp.*	47
295	Synergy Resources Corp.*	1,782
152	Teekay Tankers Ltd., Class A	538
59	Tesco Corp.	432
8	Tesoro Corp.	625
121	TETRA Technologies, Inc.*	662
71	Tidewater, Inc.	307
39	TransAtlantic Petroleum Ltd.*	36
24	Transocean Ltd.	235
71	Triangle Petroleum Corp.*	11
96	U.S. Silica Holdings, Inc.	2,739
76	Unit Corp.*	1,062
169	Uranium Energy Corp.*	132
33	Valero Energy Corp.	1,805
53	W&T Offshore, Inc.*	112
108	Western Refining, Inc.	2,294
27	Westmoreland Coal Co.*	218
48	Williams Cos., Inc. (The)	1,064
		162,900
	Financials — 2.4%

25	1st Source Corp.	847
104	Acadia Realty Trust (REIT)	3,526
11	Access National Corp.	226
61	Actua Corp.*	592
4	Affiliated Managers Group, Inc.*	694
30	Aflac, Inc.	2,084
43	AG Mortgage Investment Trust, Inc. (REIT)	602
36	Agree Realty Corp. (REIT)	1,532
74	Alexander & Baldwin, Inc.	2,787
3	Alexander’s, Inc. (REIT)	1,099
5	Allegiance Bancshares, Inc.*	119
27	Allstate Corp. (The)	1,823
1	Altisource Asset Management Corp.*	19
20	Altisource Portfolio Solutions S.A.*	559
87	Altisource Residential Corp. (REIT)	872
68	Ambac Financial Group, Inc.*	1,121
56	American Assets Trust, Inc. (REIT)	2,241
72	American Capital Mortgage Investment Corp. (REIT)	1,140
123	American Equity Investment Life Holding Co.	1,994
58	American Express Co.	3,814
81	American International Group, Inc.	4,688
13	American National Bankshares, Inc.	352
30	American Tower Corp. (REIT)	3,173
12	Ameriprise Financial, Inc.	1,220
49	Ameris Bancorp	1,560
29	AMERISAFE, Inc.	1,761
14	Ames National Corp.	352
150	Anworth Mortgage Asset Corp. (REIT)	694
19	Aon PLC	2,076
11	Apartment Investment & Management Co., Class A (REIT)	469
88	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,426
49	Apollo Residential Mortgage, Inc. (REIT)	660
41	Ares Commercial Real Estate Corp. (REIT)	491
50	Argo Group International Holdings Ltd.	2,643
35	Arlington Asset Investment Corp., Class A	465
47	Armada Hoffler Properties, Inc. (REIT)	569
56	ARMOUR Residential REIT, Inc. (REIT)	1,086
17	Arrow Financial Corp.	494
13	Arthur J. Gallagher & Co.	628
41	Ashford Hospitality Prime, Inc. (REIT)	444
126	Ashford Hospitality Trust, Inc. (REIT)	634

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
2	Ashford, Inc.*	$105
10	Associated Capital Group, Inc., Class A*	299
5	Assurant, Inc.	437
136	Astoria Financial Corp.	2,173
16	Atlas Financial Holdings, Inc.*	288
19	AV Homes, Inc.*	239
10	AvalonBay Communities, Inc. (REIT)	1,799
14	Baldwin & Lyons, Inc., Class B	328
76	Banc of California, Inc.	1,525
11	BancFirst Corp.	690
45	Banco Latinoamericano de Comercio Exterior S.A., Class E	1,201
51	Bancorp, Inc. (The)*	344
146	BancorpSouth, Inc.	3,488
71	Bank Mutual Corp.	576
728	Bank of America Corp.	10,767
9	Bank of Marin Bancorp	457
76	Bank of New York Mellon Corp. (The)	3,197
118	Bank of the Ozarks, Inc.	4,591
26	BankFinancial Corp.	330
32	Banner Corp.	1,424
9	Bar Harbor Bankshares	303
57	BB&T Corp.	2,073
120	BBCN Bancorp, Inc.	1,951
4	BBX Capital Corp., Class A*	60
20	Bear State Financial, Inc.	190
114	Beneficial Bancorp, Inc.*	1,570
132	Berkshire Hathaway, Inc., Class B*	18,551
45	Berkshire Hills Bancorp, Inc.	1,237
277	BGC Partners, Inc., Class A	2,573
9	BlackRock, Inc.	3,275
42	Blue Hills Bancorp, Inc.	596
29	Bluerock Residential Growth REIT, Inc. (REIT)	346
45	BNC Bancorp	1,073
93	BofI Holding, Inc.*	1,746
126	Boston Private Financial Holdings, Inc.	1,586
11	Boston Properties, Inc. (REIT)	1,382
23	Bridge Bancorp, Inc.	689
106	Brookline Bancorp, Inc.	1,233
25	Bryn Mawr Bank Corp.	731
12	BSB Bancorp, Inc./MA*	276
9	C1 Financial, Inc.*	215
27	Calamos Asset Management, Inc., Class A	208
11	Camden National Corp.	473
32	Capital Bank Financial Corp., Class A	987
16	Capital City Bank Group, Inc.	248
37	Capital One Financial Corp.	2,710
213	Capitol Federal Financial, Inc.	2,893
145	Capstead Mortgage Corp. (REIT)	1,401
49	Cardinal Financial Corp.	1,112
88	CareTrust REIT, Inc. (REIT)	1,178
47	Cascade Bancorp*	266
36	Cash America International, Inc.	1,306
60	CatchMark Timber Trust, Inc., Class A (REIT)	649
121	Cathay General Bancorp	3,729
21	CBRE Group, Inc., Class A*	627
129	Cedar Realty Trust, Inc. (REIT)	876
69	CenterState Banks, Inc.	1,092
35	Central Pacific Financial Corp.	839
5	Century Bancorp, Inc./MA, Class A	214
85	Charles Schwab Corp. (The)	2,599
23	Charter Financial Corp./MD	305
58	Chatham Lodging Trust (REIT)	1,258
51	Chemical Financial Corp.	2,009
90	Chesapeake Lodging Trust (REIT)	2,146
33	Chubb Ltd.	4,178
10	Cincinnati Financial Corp.	691
208	Citigroup, Inc.	9,687
18	Citizens & Northern Corp.	365
37	Citizens Financial Group, Inc.	871
74	Citizens, Inc./TX*	590
23	City Holding Co.	1,131
36	Clifton Bancorp, Inc.	544
24	CME Group, Inc.	2,349
22	CNB Financial Corp./PA	393
281	CNO Financial Group, Inc.	5,701
55	CoBiz Financial, Inc.	696
31	Cohen & Steers, Inc.	1,196
169	Colony Capital, Inc., Class A (REIT)	3,096
58	Colony Starwood Homes (REIT)	1,579
87	Columbia Banking System, Inc.	2,651
12	Comerica, Inc.	565
65	Community Bank System, Inc.	2,681
24	Community Trust Bancorp, Inc.	866
19	CommunityOne Bancorp*	254
45	ConnectOne Bancorp, Inc.	713
7	Consolidated-Tomoka Land Co.	337
19	CorEnergy Infrastructure Trust, Inc. (REIT)	457
37	CoreSite Realty Corp. (REIT)	2,806
328	Cousins Properties, Inc. (REIT)	3,523
160	Cowen Group, Inc., Class A*	536
43	Crawford & Co., Class B	368
24	Crown Castle International Corp. (REIT)	2,179
25	CU Bancorp*	577
266	CubeSmart (REIT)	8,469
40	Customers Bancorp, Inc.*	1,076
161	CVB Financial Corp.	2,826
111	CyrusOne, Inc. (REIT)	5,473
239	CYS Investments, Inc. (REIT)	1,953
134	DCT Industrial Trust, Inc. (REIT)	5,779
5	Diamond Hill Investment Group, Inc.	901
304	DiamondRock Hospitality Co. (REIT)	2,718
10	Digital Realty Trust, Inc. (REIT)	954
47	Dime Community Bancshares, Inc.	863
29	Discover Financial Services	1,647
12	Donegal Group, Inc., Class A	194
106	DuPont Fabros Technology, Inc. (REIT)	4,485
74	Dynex Capital, Inc. (REIT)	495
20	E*TRADE Financial Corp.*	558
45	Eagle Bancorp, Inc.*	2,317
21	Easterly Government Properties, Inc. (REIT)	393
49	EastGroup Properties, Inc. (REIT)	3,137
96	Education Realty Trust, Inc. (REIT)	4,108
27	eHealth, Inc.*	373
12	EMC Insurance Group, Inc.	321
48	Employers Holdings, Inc.	1,433
39	Encore Capital Group, Inc.*	1,049
39	Enova International, Inc.*	284
14	Enstar Group Ltd.*	2,182
12	Enterprise Bancorp, Inc./MA	279
30	Enterprise Financial Services Corp.	858
87	EPR Properties (REIT)	6,201
5	Equinix, Inc. (REIT)	1,810
3	Equity Bancshares, Inc., Class A*	71
121	Equity One, Inc. (REIT)	3,565
26	Equity Residential (REIT)	1,799

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
84	Essent Group Ltd.*	$1,836
5	Essex Property Trust, Inc. (REIT)	1,136
146	EverBank Financial Corp.	2,237
52	Evercore Partners, Inc., Class A	2,704
9	Extra Space Storage, Inc. (REIT)	837
78	EZCORP, Inc., Class A*	529
11	Farmers Capital Bank Corp.	299
15	FBL Financial Group, Inc., Class A	944
42	FCB Financial Holdings, Inc., Class A*	1,553
15	Federal Agricultural Mortgage Corp., Class C	541
5	Federal Realty Investment Trust (REIT)	766
21	Federated National Holding Co.	453
217	FelCor Lodging Trust, Inc. (REIT)	1,434
17	Fidelity & Guaranty Life	404
29	Fidelity Southern Corp.	474
9	Fifth Street Asset Management, Inc.	39
55	Fifth Third Bancorp	1,038
78	Financial Engines, Inc.	2,156
21	Financial Institutions, Inc.	587
164	First American Financial Corp.	6,271
16	First Bancorp, Inc./ME	322
176	First BanCorp./Puerto Rico*	741
30	First Bancorp/NC	592
48	First Busey Corp.	1,065
13	First Business Financial Services, Inc.	321
43	First Cash Financial Services, Inc.	1,879
12	First Citizens BancShares, Inc., Class A	3,109
135	First Commonwealth Financial Corp.	1,268
24	First Community Bancshares, Inc./VA	525
24	First Connecticut Bancorp, Inc./CT	389
14	First Defiance Financial Corp.	565
93	First Financial Bancorp	1,839
97	First Financial Bankshares, Inc.	3,250
16	First Financial Corp./IN	591
177	First Industrial Realty Trust, Inc. (REIT)	4,382
30	First Interstate BancSystem, Inc., Class A	869
61	First Merchants Corp.	1,580
118	First Midwest Bancorp, Inc./IL	2,207
23	First NBC Bank Holding Co.*	429
21	First of Long Island Corp. (The)	632
89	First Potomac Realty Trust (REIT)	797
251	FirstMerit Corp.	5,693
31	Flagstar Bancorp, Inc.*	751
45	Flushing Financial Corp.	939
307	FNB Corp./PA	4,111
109	FNFV Group*	1,310
51	Forestar Group, Inc.*	624
18	Fox Chase Bancorp, Inc.	364
8	Franklin Financial Network, Inc.*	248
26	Franklin Resources, Inc.	971
136	Franklin Street Properties Corp. (REIT)	1,552
10	FRP Holdings, Inc.*	306
267	Fulton Financial Corp.	3,805
49	GAIN Capital Holdings, Inc.	339
10	GAMCO Investors, Inc., Class A	367
41	General Growth Properties, Inc. (REIT)	1,102
113	GEO Group, Inc. (The) (REIT)	3,758
23	German American Bancorp, Inc.	740
39	Getty Realty Corp. (REIT)	789
114	Glacier Bancorp, Inc.	3,117
33	Gladstone Commercial Corp. (REIT)	549
13	Global Indemnity PLC*	392
28	Goldman Sachs Group, Inc. (The)	4,465
106	Government Properties Income Trust (REIT)	2,078
634	Gramercy Property Trust (REIT)	5,662
7	Great Ajax Corp. (REIT)	97
16	Great Southern Bancorp, Inc.	628
67	Great Western Bancorp, Inc.	2,279
22	Green Bancorp, Inc.*	183
64	Green Dot Corp., Class A*	1,412
44	Greenhill & Co., Inc.	907
44	Greenlight Capital Re Ltd., Class A*	895
22	Guaranty Bancorp	352
21	Hallmark Financial Services, Inc.*	205
52	Hampton Roads Bankshares, Inc.*	91
118	Hancock Holding Co.	3,244
48	Hanmi Financial Corp.	1,168
58	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,179
28	Hartford Financial Services Group, Inc. (The)	1,265
146	Hatteras Financial Corp. (REIT)	2,349
13	HCI Group, Inc.	413
33	HCP, Inc. (REIT)	1,085
152	Healthcare Realty Trust, Inc. (REIT)	4,832
29	Heartland Financial USA, Inc.	1,018
37	Heritage Commerce Corp.	398
46	Heritage Financial Corp./WA	840
37	Heritage Insurance Holdings, Inc.	487
35	Heritage Oaks Bancorp	282
70	Hersha Hospitality Trust (REIT)	1,240
57	HFF, Inc., Class A	1,835
142	Highwoods Properties, Inc. (REIT)	6,910
115	Hilltop Holdings, Inc.*	2,351
2	Hingham Institution for Savings	268
86	Home BancShares, Inc./AR	3,780
37	HomeStreet, Inc.*	761
27	HomeTrust Bancshares, Inc.*	515
62	Horace Mann Educators Corp.	2,112
17	Horizon Bancorp/IN	420
53	Host Hotels & Resorts, Inc. (REIT)	816
18	Houlihan Lokey, Inc.	435
126	Hudson Pacific Properties, Inc. (REIT)	3,542
56	Huntington Bancshares, Inc./OH	585
58	IBERIABANK Corp.	3,596
13	Impac Mortgage Holdings, Inc.*	184
11	Independence Holding Co.	174
49	Independence Realty Trust, Inc. (REIT)	382
40	Independent Bank Corp./MA	1,972
33	Independent Bank Corp./MI	490
15	Independent Bank Group, Inc.	570
17	Infinity Property & Casualty Corp.	1,325
33	InfraREIT, Inc. (REIT)	567
8	Intercontinental Exchange, Inc.	2,169
82	International Bancshares Corp.	2,299
23	INTL. FCStone, Inc.*	641
29	Invesco Ltd.	911
172	Invesco Mortgage Capital, Inc. (REIT)	2,473
52	Investment Technology Group, Inc.	959
496	Investors Bancorp, Inc.	5,937
186	Investors Real Estate Trust (REIT)	1,157
17	Iron Mountain, Inc. (REIT)	625
115	iStar, Inc. (REIT)*	1,176
17	James River Group Holdings Ltd.	601
222	Janus Capital Group, Inc.	3,370
22	JG Wentworth Co. (The), Class A*	13
259	JPMorgan Chase & Co.	16,905
51	KCG Holdings, Inc., Class A*	718
142	Kearny Financial Corp./MD	1,859

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
66	Kemper Corp.	$2,132
140	Kennedy-Wilson Holdings, Inc.	2,985
59	KeyCorp	756
29	Kimco Realty Corp. (REIT)	817
126	Kite Realty Group Trust (REIT)	3,386
66	Ladder Capital Corp. (REIT)	812
159	Ladenburg Thalmann Financial Services, Inc.*	423
61	Lakeland Bancorp, Inc.	704
25	Lakeland Financial Corp.	1,227
171	LaSalle Hotel Properties (REIT)	3,952
72	LegacyTexas Financial Group, Inc.	1,938
8	Legg Mason, Inc.	276
9	LendingTree, Inc.*	749
24	Leucadia National Corp.	434
311	Lexington Realty Trust (REIT)	2,939
17	Lincoln National Corp.	779
7	Live Oak Bancshares, Inc.	113
19	Loews Corp.	769
57	LTC Properties, Inc. (REIT)	2,657
11	M&T Bank Corp.	1,314
9	Macerich Co. (The) (REIT)	687
135	Mack-Cali Realty Corp. (REIT)	3,542
77	Maiden Holdings Ltd.	1,010
36	MainSource Financial Group, Inc.	813
21	Marcus & Millichap, Inc.*	534
56	MarketAxess Holdings, Inc.	7,837
13	Marlin Business Services Corp.	197
37	Marsh & McLennan Cos., Inc.	2,445
114	MB Financial, Inc.	4,121
178	MBIA, Inc.*	1,282
354	Medical Properties Trust, Inc. (REIT)	5,204
9	Medley Management, Inc., Class A	55
26	Mercantile Bank Corp.	635
8	Merchants Bancshares, Inc./VT	244
83	Meridian Bancorp, Inc.	1,245
11	Meta Financial Group, Inc.	548
77	MetLife, Inc.	3,507
514	MGIC Investment Corp.*	3,624
12	MidWestOne Financial Group, Inc.	349
27	Moelis & Co., Class A	720
95	Monmouth Real Estate Investment Corp. (REIT)	1,130
252	Monogram Residential Trust, Inc. (REIT)	2,555
12	Moody’s Corp.	1,184
108	Morgan Stanley	2,956
8	Nasdaq, Inc.	528
45	National Bank Holdings Corp., Class A	956
11	National Bankshares, Inc.	367
9	National Commerce Corp.*	208
61	National General Holdings Corp.	1,265
57	National Health Investors, Inc. (REIT)	3,980
11	National Interstate Corp.	342
35	National Storage Affiliates Trust (REIT)	730
3	National Western Life Group, Inc., Class A	641
56	Nationstar Mortgage Holdings, Inc.*	715
24	Navient Corp.	329
16	Navigators Group, Inc. (The)*	1,457
67	NBT Bancorp, Inc.	1,954
34	Nelnet, Inc., Class A	1,247
349	New Residential Investment Corp. (REIT)	4,739
124	New Senior Investment Group, Inc. (REIT)	1,286
165	New York Mortgage Trust, Inc. (REIT)	982
246	New York REIT, Inc. (REIT)	2,246
37	NewStar Financial, Inc.*	312
29	NexPoint Residential Trust, Inc. (REIT)	410
11	Nicolet Bankshares, Inc.*	418
75	NMI Holdings, Inc., Class A*	468
15	Northern Trust Corp.	1,111
71	Northfield Bancorp, Inc.	1,104
154	Northwest Bancshares, Inc.	2,281
31	OceanFirst Financial Corp.	578
163	Ocwen Financial Corp.*	323
67	OFG Bancorp	612
203	Old National Bancorp/IN	2,668
45	Old Second Bancorp, Inc.	325
37	OM Asset Management PLC	562
18	On Deck Capital, Inc.*	93
19	One Liberty Properties, Inc. (REIT)	431
34	OneBeacon Insurance Group Ltd., Class A	443
16	Oppenheimer Holdings, Inc., Class A	252
16	Opus Bank	603
33	Orchid Island Capital, Inc. (REIT)	343
67	Oritani Financial Corp.	1,122
30	Pacific Continental Corp.	498
41	Pacific Premier Bancorp, Inc.*	1,025
20	Park National Corp.	1,879
73	Park Sterling Corp.	544
128	Parkway Properties, Inc./MD (REIT)	2,234
13	Patriot National, Inc.*	98
25	Peapack Gladstone Financial Corp.	475
109	Pebblebrook Hotel Trust (REIT)	2,749
7	Penns Woods Bancorp, Inc.	296
105	Pennsylvania Real Estate Investment Trust (REIT)	2,215
20	PennyMac Financial Services, Inc., Class A*	275
105	PennyMac Mortgage Investment Trust (REIT)	1,616
28	Peoples Bancorp, Inc./OH	604
11	Peoples Financial Services Corp.	406
22	People’s United Financial, Inc.	349
4	People’s Utah Bancorp	69
67	PHH Corp.*	957
204	Physicians Realty Trust (REIT)	3,874
35	PICO Holdings, Inc.*	324
54	Pinnacle Financial Partners, Inc.	2,656
20	Piper Jaffray Cos.*	845
35	PNC Financial Services Group, Inc. (The)	3,141
62	Potlatch Corp. (REIT)	2,119
73	PRA Group, Inc.*	2,008
34	Preferred Apartment Communities, Inc., Class A (REIT)	473
18	Preferred Bank/CA	593
73	Primerica, Inc.	4,096
19	Principal Financial Group, Inc.	847
119	PrivateBancorp, Inc.	5,278
41	Progressive Corp. (The)	1,365
37	Prologis, Inc. (REIT)	1,759
106	Prosperity Bancshares, Inc.	5,708
99	Provident Financial Services, Inc.	2,022
31	Prudential Financial, Inc.	2,457
29	PS Business Parks, Inc. (REIT)	2,863
10	Public Storage (REIT)	2,537
19	Pzena Investment Management, Inc., Class A	166
18	QCR Holdings, Inc.	491

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
49	QTS Realty Trust, Inc., Class A (REIT)	$2,532
274	Radian Group, Inc.	3,400
138	RAIT Financial Trust (REIT)	458
120	Ramco-Gershenson Properties Trust (REIT)	2,161
18	RE/MAX Holdings, Inc., Class A	727
18	Realty Income Corp. (REIT)	1,082
117	Redwood Trust, Inc. (REIT)	1,667
15	Regional Management Corp.*	256
91	Regions Financial Corp.	895
61	Renasant Corp.	2,099
15	Republic Bancorp, Inc./KY, Class A	416
22	Resource America, Inc., Class A	212
48	Resource Capital Corp. (REIT)	611
151	Retail Opportunity Investments Corp. (REIT)	3,053
99	Rexford Industrial Realty, Inc. (REIT)	1,970
65	RLI Corp.	4,297
189	RLJ Lodging Trust (REIT)	3,873
11	RMR Group, Inc. (The), Class A	326
55	Rouse Properties, Inc. (REIT)	1,004
66	Ryman Hospitality Properties, Inc. (REIT)	3,238
19	S&P Global, Inc.	2,124
53	S&T Bancorp, Inc.	1,371
99	Sabra Health Care REIT, Inc. (REIT)	2,073
31	Safeguard Scientifics, Inc.*	410
23	Safety Insurance Group, Inc.	1,366
37	Sandy Spring Bancorp, Inc.	1,087
15	Saul Centers, Inc. (REIT)	843
36	Seacoast Banking Corp. of Florida*	606
95	Select Income REIT (REIT)	2,340
86	Selective Insurance Group, Inc.	3,195
34	ServisFirst Bancshares, Inc.	1,769
18	Sierra Bancorp	311
55	Silver Bay Realty Trust Corp. (REIT)	860
45	Simmons First National Corp., Class A	2,137
22	Simon Property Group, Inc. (REIT)	4,348
7	SL Green Realty Corp. (REIT)	709
37	South State Corp.	2,682
42	Southside Bancshares, Inc.	1,236
27	Southwest Bancorp, Inc./OK	458
69	Sovran Self Storage, Inc. (REIT)	7,471
83	St. Joe Co. (The)*	1,443
99	STAG Industrial, Inc. (REIT)	2,114
23	State Auto Financial Corp.	471
54	State Bank Financial Corp.	1,174
47	State National Cos., Inc.	506
28	State Street Corp.	1,766
181	Sterling Bancorp/DE	2,979
35	Stewart Information Services Corp.	1,303
103	Stifel Financial Corp.*	3,891
34	Stock Yards Bancorp, Inc.	987
17	Stonegate Bank	543
22	Stonegate Mortgage Corp.*	83
66	STORE Capital Corp. (REIT)	1,685
18	Suffolk Bancorp	455
132	Summit Hotel Properties, Inc. (REIT)	1,544
15	Sun Bancorp, Inc./NJ*	311
85	Sun Communities, Inc. (REIT)	5,936
316	Sunstone Hotel Investors, Inc. (REIT)	3,805
36	SunTrust Banks, Inc.	1,577
59	Synchrony Financial*	1,841
18	T. Rowe Price Group, Inc.	1,387
77	Talmer Bancorp, Inc., Class A	1,535
21	Tejon Ranch Co.*	490
65	Terreno Realty Corp. (REIT)	1,556
13	Territorial Bancorp, Inc.	342
69	Texas Capital Bancshares, Inc.*	3,536
128	Third Point Reinsurance Ltd.*	1,498
45	Tiptree Financial, Inc., Class A	254
23	Tompkins Financial Corp.	1,530
8	Torchmark Corp.	493
69	Towne Bank/VA	1,508
21	Travelers Cos., Inc. (The)	2,397
34	TriCo Bancshares	957
32	TriState Capital Holdings, Inc.*	416
22	Triumph Bancorp, Inc.*	353
25	Trupanion, Inc.*	378
144	TrustCo Bank Corp./NY	946
102	Trustmark Corp.	2,528
115	U.S. Bancorp	4,924
19	UDR, Inc. (REIT)	685
60	UMB Financial Corp.	3,453
36	UMH Properties, Inc. (REIT)	358
334	Umpqua Holdings Corp.	5,341
68	Union Bankshares Corp.	1,845
105	United Bankshares, Inc./WV	4,180
81	United Community Banks, Inc./GA	1,631
74	United Community Financial Corp./OH	451
55	United Development Funding IV (REIT)^	44
75	United Financial Bancorp, Inc.	997
31	United Fire Group, Inc.	1,276
26	United Insurance Holdings Corp.	457
19	Universal Health Realty Income Trust (REIT)	1,016
48	Universal Insurance Holdings, Inc.	933
30	Univest Corp. of Pennsylvania	606
17	Unum Group	628
134	Urban Edge Properties (REIT)	3,598
42	Urstadt Biddle Properties, Inc., Class A (REIT)	889
352	Valley National Bancorp	3,355
24	Ventas, Inc. (REIT)	1,592
29	Virtu Financial, Inc., Class A	516
10	Virtus Investment Partners, Inc.	814
13	Vornado Realty Trust (REIT)	1,242
40	Walker & Dunlop, Inc.*	961
54	Walter Investment Management Corp.*	268
144	Washington Federal, Inc.	3,599
111	Washington Real Estate Investment Trust (REIT)	3,289
22	Washington Trust Bancorp, Inc.	843
41	Waterstone Financial, Inc.	594
137	Webster Financial Corp.	5,365
326	Wells Fargo & Co.	16,535
25	Welltower, Inc. (REIT)	1,723
58	WesBanco, Inc.	1,894
24	West Bancorp., Inc.	452
39	Westamerica Bancorp.	1,897
130	Western Alliance Bancorp.*	4,901
63	Western Asset Mortgage Capital Corp. (REIT)	584
12	Westwood Holdings Group, Inc.	688
53	Weyerhaeuser Co. (REIT)	1,669
41	Whitestone REIT (REIT)	561
10	Willis Towers Watson PLC	1,280
107	Wilshire Bancorp, Inc.	1,223
72	Wintrust Financial Corp.	3,835
173	WisdomTree Investments, Inc.	2,145
11	World Acceptance Corp.*	480
46	WSFS Financial Corp.	1,632
169	Xenia Hotels & Resorts, Inc. (REIT)	2,724

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
21	XL Group PLC	$721
65	Yadkin Financial Corp.	1,721
6	ZAIS Group Holdings, Inc.*	11
14	Zions Bancorp.	392
		885,577
	Health Care — 1.5%

12	AAC Holdings, Inc.*	258
34	Abaxis, Inc.	1,565
104	Abbott Laboratories	4,122
114	AbbVie, Inc.	7,174
17	Abeona Therapeutics, Inc.*	50
63	Abiomed, Inc.*	6,257
127	ACADIA Pharmaceuticals, Inc.*	4,500
37	Accelerate Diagnostics, Inc.*	470
37	Acceleron Pharma, Inc.*	1,266
120	Accuray, Inc.*	654
44	Aceto Corp.	982
178	Achillion Pharmaceuticals, Inc.*	1,664
9	Aclaris Therapeutics, Inc.*	180
65	Acorda Therapeutics, Inc.*	1,849
18	Adamas Pharmaceuticals, Inc.*	303
10	Addus HomeCare Corp.*	200
9	Adeptus Health, Inc., Class A*	643
13	Aduro Biotech, Inc.*	160
46	Advaxis, Inc.*	426
30	Adverum Biotechnologies, Inc.*	136
38	Aegerion Pharmaceuticals, Inc.*	68
31	Aerie Pharmaceuticals, Inc.*	554
25	Aetna, Inc.	2,831
23	Affimed N.V.*	82
116	Agenus, Inc.*	490
20	Agile Therapeutics, Inc.*	160
23	Agilent Technologies, Inc.	1,055
17	Aimmune Therapeutics, Inc.*	261
59	Air Methods Corp.*	1,998
48	Akebia Therapeutics, Inc.*	428
38	Albany Molecular Research, Inc.*	552
41	Alder Biopharmaceuticals, Inc.*	1,233
16	Alexion Pharmaceuticals, Inc.*	2,414
46	Alimera Sciences, Inc.*	71
28	Allergan PLC*	6,601
8	Alliance HealthCare Services, Inc.*	58
11	Almost Family, Inc.*	460
52	AMAG Pharmaceuticals, Inc.*	1,115
43	Amedisys, Inc.*	2,187
14	AmerisourceBergen Corp.	1,050
53	Amgen, Inc.	8,371
175	Amicus Therapeutics, Inc.*	1,239
72	AMN Healthcare Services, Inc.*	2,688
48	Amphastar Pharmaceuticals, Inc.*	755
82	Amsurg Corp.*	6,133
62	Anacor Pharmaceuticals, Inc.*	6,157
19	Analogic Corp.	1,558
38	AngioDynamics, Inc.*	456
12	ANI Pharmaceuticals, Inc.*	650
22	Anika Therapeutics, Inc.*	1,041
234	Antares Pharma, Inc.*	227
18	Anthem, Inc.	2,379
60	Anthera Pharmaceuticals, Inc.*	221
13	Applied Genetic Technologies Corp.*	224
80	Aralez Pharmaceuticals, Inc.*	320
45	Aratana Therapeutics, Inc.*	321
34	Ardelyx, Inc.*	311
366	Arena Pharmaceuticals, Inc.*	662
253	ARIAD Pharmaceuticals, Inc.*	2,239
213	Array BioPharma, Inc.*	803
90	Arrowhead Pharmaceuticals, Inc.*	552
22	Assembly Biosciences, Inc.*	126
19	Asterias Biotherapeutics, Inc.*	60
26	Atara Biotherapeutics, Inc.*	471
43	AtriCure, Inc.*	623
2	Atrion Corp.	785
9	aTyr Pharma, Inc.*	30
7	Avexis, Inc.*	301
21	Axovant Sciences Ltd.*	277
48	Baxalta, Inc.	2,171
39	Baxter International, Inc.	1,683
15	Becton, Dickinson and Co.	2,497
13	Bellicum Pharmaceuticals, Inc.*	152
110	BioCryst Pharmaceuticals, Inc.*	373
70	BioDelivery Sciences International, Inc.*	157
15	Biogen, Inc.*	4,346
104	BioScrip, Inc.*	281
7	BioSpecifics Technologies Corp.*	263
41	BioTelemetry, Inc.*	714
85	BioTime, Inc.*	243
14	Blueprint Medicines Corp.*	266
95	Boston Scientific Corp.*	2,157
118	Bristol-Myers Squibb Co.	8,461
5	C.R. Bard, Inc.	1,095
18	Calithera Biosciences, Inc.*	94
47	Cambrex Corp.*	2,299
52	Cantel Medical Corp.	3,454
45	Capital Senior Living Corp.*	823
30	Cara Therapeutics, Inc.*	194
19	Carbylan Therapeutics, Inc.*	21
23	Cardinal Health, Inc.	1,816
48	Cardiovascular Systems, Inc.*	811
54	Castlight Health, Inc., Class B*	227
7	Catabasis Pharmaceuticals, Inc.*	47
127	Catalent, Inc.*	3,571
114	Catalyst Pharmaceuticals, Inc.*	70
55	Celgene Corp.*	5,804
149	Celldex Therapeutics, Inc.*	682
15	Cellular Biomedicine Group, Inc.*	219
53	Cempra, Inc.*	996
12	Centene Corp.*	748
109	Cepheid, Inc.*	3,053
21	Cerner Corp.*	1,168
154	Cerus Corp.*	856
26	Chemed Corp.	3,391
42	ChemoCentryx, Inc.*	226
11	Chiasma, Inc.*	35
69	Chimerix, Inc.*	338
7	Cidara Therapeutics, Inc.*	83
18	Cigna Corp.	2,306
18	Civitas Solutions, Inc.*	391
42	Clovis Oncology, Inc.*	707
36	Coherus Biosciences, Inc.*	671
11	Collegium Pharmaceutical, Inc.*	184
17	Computer Programs & Systems, Inc.	703
23	Concert Pharmaceuticals, Inc.*	306
16	ConforMIS, Inc.*	120
42	CONMED Corp.	1,672
10	Connecture, Inc.*	14
94	Corcept Therapeutics, Inc.*	559
34	Corindus Vascular Robotics, Inc.*	38
16	Corium International, Inc.*	67
55	CorMedix, Inc.*	156
13	CorVel Corp.*	626
49	Cross Country Healthcare, Inc.*	667
39	CryoLife, Inc.	450

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
349	CTI BioPharma Corp.*	$156
168	Curis, Inc.*	294
20	Cutera, Inc.*	210
36	Cynosure, Inc., Class A*	1,720
52	Cytokinetics, Inc.*	424
12	CytomX Therapeutics, Inc.*	130
100	CytRx Corp.*	299
12	DaVita HealthCare Partners, Inc.*	928
17	DENTSPLY SIRONA, Inc.	1,057
91	Depomed, Inc.*	1,859
24	Dermira, Inc.*	762
23	Dicerna Pharmaceuticals, Inc.*	86
8	Dimension Therapeutics, Inc.*	64
58	Diplomat Pharmacy, Inc.*	1,890
195	Durect Corp.*	228
55	Dynavax Technologies Corp.*	912
13	Eagle Pharmaceuticals, Inc.*	618
13	Edge Therapeutics, Inc.*	108
10	Editas Medicine, Inc.*	371
15	Edwards Lifesciences Corp.*	1,477
69	Eli Lilly & Co.	5,177
46	Emergent BioSolutions, Inc.*	2,018
24	Enanta Pharmaceuticals, Inc.*	589
14	Endo International PLC*	221
10	EndoChoice Holdings, Inc.*	43
57	Endocyte, Inc.*	223
111	Endologix, Inc.*	1,406
77	Ensign Group, Inc. (The)	1,528
8	Entellus Medical, Inc.*	144
61	Epizyme, Inc.*	675
20	Esperion Therapeutics, Inc.*	342
20	Evolent Health, Inc., Class A*	306
145	Exact Sciences Corp.*	963
15	Exactech, Inc.*	370
63	ExamWorks Group, Inc.*	2,199
341	Exelixis, Inc.*	2,213
45	Express Scripts Holding Co.*	3,400
40	Fibrocell Science, Inc.*	92
76	FibroGen, Inc.*	1,418
34	Five Prime Therapeutics, Inc.*	1,554
65	Five Star Quality Care, Inc.*	131
8	Flex Pharma, Inc.*	100
21	Flexion Therapeutics, Inc.*	366
44	Fluidigm Corp.*	433
34	Foamix Pharmaceuticals Ltd.*	248
18	Foundation Medicine, Inc.*	339
275	Galena Biopharma, Inc.*	498
55	Genesis Healthcare, Inc.*	104
64	GenMark Diagnostics, Inc.*	482
33	Genocea Biosciences, Inc.*	155
27	Genomic Health, Inc.*	724
239	Geron Corp.*	707
96	Gilead Sciences, Inc.	8,358
10	Glaukos Corp.*	243
10	Global Blood Therapeutics, Inc.*	239
104	Globus Medical, Inc., Class A*	2,521
39	Greatbatch, Inc.*	1,231
78	Haemonetics Corp.*	2,184
160	Halozyme Therapeutics, Inc.*	1,610
70	Halyard Health, Inc.*	2,176
51	Harvard Bioscience, Inc.*	186
22	HCA Holdings, Inc.*	1,716
55	HealthEquity, Inc.*	1,420
138	HealthSouth Corp.	5,564
38	HealthStream, Inc.*	893
47	Healthways, Inc.*	564
26	HeartWare International, Inc.*	764
6	Henry Schein, Inc.*	1,042
44	Heron Therapeutics, Inc.*	942
9	Heska Corp.*	326
127	HMS Holdings Corp.*	2,099
17	Hologic, Inc.*	585
10	Humana, Inc.	1,725
21	ICU Medical, Inc.*	2,184
129	Idera Pharmaceuticals, Inc.*	204
42	Ignyta, Inc.*	285
10	Illumina, Inc.*	1,448
17	Immune Design Corp.*	213
130	ImmunoGen, Inc.*	733
146	Immunomedics, Inc.*	707
109	Impax Laboratories, Inc.*	3,722
14	Imprivata, Inc.*	190
20	INC Research Holdings, Inc., Class A*	870
74	Infinity Pharmaceuticals, Inc.*	392
129	Innoviva, Inc.	1,455
24	Inogen, Inc.*	1,146
109	Inovio Pharmaceuticals, Inc.*	1,234
93	Insmed, Inc.*	1,097
86	Insulet Corp.*	2,582
36	Insys Therapeutics, Inc.*	563
43	Integra LifeSciences Holdings Corp.*	3,213
25	Intersect ENT, Inc.*	328
40	Intra-Cellular Therapies, Inc.*	1,548
3	Intuitive Surgical, Inc.*	1,904
49	Invacare Corp.	524
11	Invitae Corp.*	100
48	InVivo Therapeutics Holdings Corp.*	325
7	Invuity, Inc.*	44
4	iRadimed Corp.*	74
191	Ironwood Pharmaceuticals, Inc.*	2,386
195	Johnson & Johnson	21,975
27	K2M Group Holdings, Inc.*	337
35	Karyopharm Therapeutics, Inc.*	335
157	Keryx Biopharmaceuticals, Inc.*	944
126	Kindred Healthcare, Inc.	1,496
49	Kite Pharma, Inc.*	2,511
21	La Jolla Pharmaceutical Co.*	338
7	Laboratory Corp. of America Holdings*	896
14	Landauer, Inc.	555
40	Lannett Co., Inc.*	976
20	Lantheus Holdings, Inc.*	39
38	LDR Holding Corp.*	799
18	LeMaitre Vascular, Inc.	251
63	Lexicon Pharmaceuticals, Inc.*	895
20	LHC Group, Inc.*	840
27	Ligand Pharmaceuticals, Inc.*	3,229
68	Lion Biotechnologies, Inc.*	401
67	LivaNova PLC*	3,270
15	Loxo Oncology, Inc.*	405
65	Luminex Corp.*	1,338
48	MacroGenics, Inc.*	1,227
38	Magellan Health, Inc.*	2,517
8	Mallinckrodt PLC*	507
416	MannKind Corp.*	395
66	Masimo Corp.*	3,283
16	McKesson Corp.	2,930
34	Medgenics, Inc.*	194
100	Medicines Co. (The)*	3,761
84	Medidata Solutions, Inc.*	3,859
99	Medtronic PLC	7,968
196	Merck & Co., Inc.	11,027
63	Meridian Bioscience, Inc.	1,227
67	Merit Medical Systems, Inc.*	1,258
175	Merrimack Pharmaceuticals, Inc.*	1,167

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
164	MiMedx Group, Inc.*	$1,291
19	Mirati Therapeutics, Inc.*	344
59	Molina Healthcare, Inc.*	2,857
92	Momenta Pharmaceuticals, Inc.*	1,084
29	Mylan N.V.*	1,257
9	MyoKardia, Inc.*	111
105	Myriad Genetics, Inc.*	3,558
20	NanoString Technologies, Inc.*	272
10	NantKwest, Inc.*	76
15	Natera, Inc.*	207
15	National HealthCare Corp.	929
15	National Research Corp., Class A	205
50	Natus Medical, Inc.*	1,616
228	Navidea Biopharmaceuticals, Inc.*	189
199	Nektar Therapeutics*	3,073
56	Neogen Corp.*	2,765
81	NeoGenomics, Inc.*	727
9	Neos Therapeutics, Inc.*	94
129	Neurocrine Biosciences, Inc.*	6,405
25	Nevro Corp.*	1,743
31	NewLink Genetics Corp.*	364
8	Nivalis Therapeutics, Inc.*	40
48	Nobilis Health Corp.*	132
78	Northwest Biotherapeutics, Inc.*	60
406	Novavax, Inc.*	2,473
13	Novocure Ltd.*	145
73	NuVasive, Inc.*	3,969
13	Nuvectra Corp.*	117
96	NxStage Medical, Inc.*	1,814
23	Ocular Therapeutix, Inc.*	276
57	Omeros Corp.*	667
55	Omnicell, Inc.*	1,779
4	Oncocyte Corp.*	17
26	OncoMed Pharmaceuticals, Inc.*	385
144	Oncothyreon, Inc.*	167
36	Ophthotech Corp.*	1,933
85	OraSure Technologies, Inc.*	653
155	Orexigen Therapeutics, Inc.*	62
138	Organovo Holdings, Inc.*	403
28	Orthofix International N.V.*	1,238
29	Osiris Therapeutics, Inc.*	145
28	Otonomy, Inc.*	411
36	OvaScience, Inc.*	266
95	Owens & Minor, Inc.	3,543
30	Oxford Immunotec Global PLC*	265
105	Pacific Biosciences of California, Inc.*	1,012
55	Pacira Pharmaceuticals, Inc.*	2,558
18	Paratek Pharmaceuticals, Inc.*	291
83	PAREXEL International Corp.*	5,220
6	Patterson Cos., Inc.	293
248	PDL BioPharma, Inc.	890
7	Penumbra, Inc.*	370
348	Peregrine Pharmaceuticals, Inc.*	147
8	PerkinElmer, Inc.	438
66	Pernix Therapeutics Holdings, Inc.*	29
10	Perrigo Co. PLC	958
25	Pfenex, Inc.*	174
427	Pfizer, Inc.	14,817
46	PharMerica Corp.*	1,222
26	Phibro Animal Health Corp., Class A	494
76	Portola Pharmaceuticals, Inc.*	2,088
30	PRA Health Sciences, Inc.*	1,417
15	Press Ganey Holdings, Inc.*	510
79	Prestige Brands Holdings, Inc.*	4,269
105	Progenics Pharmaceuticals, Inc.*	528
12	Proteon Therapeutics, Inc.*	77
51	Prothena Corp. PLC*	2,476
19	Providence Service Corp. (The)*	904
51	PTC Therapeutics, Inc.*	416
76	Quality Systems, Inc.	966
10	Quest Diagnostics, Inc.	772
41	Quidel Corp.*	681
50	Radius Health, Inc.*	1,813
52	RadNet, Inc.*	271
122	Raptor Pharmaceutical Corp.*	675
6	Regeneron Pharmaceuticals, Inc.*	2,394
11	REGENXBIO, Inc.*	136
43	Regulus Therapeutics, Inc.*	264
53	Relypsa, Inc.*	1,012
50	Repligen Corp.*	1,198
53	Retrophin, Inc.*	942
28	Revance Therapeutics, Inc.*	574
133	Rigel Pharmaceuticals, Inc.*	343
76	Rockwell Medical, Inc.*	729
87	RTI Surgical, Inc.*	328
24	Sage Therapeutics, Inc.*	790
33	Sagent Pharmaceuticals, Inc.*	427
105	Sangamo BioSciences, Inc.*	724
68	Sarepta Therapeutics, Inc.*	1,423
75	SciClone Pharmaceuticals, Inc.*	1,061
13	SeaSpine Holdings Corp.*	130
21	Second Sight Medical Products, Inc.*	82
159	Select Medical Holdings Corp.*	2,015
179	Sequenom, Inc.*	183
13	Seres Therapeutics, Inc.*	396
12	Sientra, Inc.*	70
43	Sorrento Therapeutics, Inc.*	299
13	Spark Therapeutics, Inc.*	727
64	Spectranetics Corp. (The)*	1,172
101	Spectrum Pharmaceuticals, Inc.*	756
20	St. Jude Medical, Inc.	1,567
59	STAAR Surgical Co.*	320
24	Stemline Therapeutics, Inc.*	200
129	STERIS PLC	8,956
22	Stryker Corp.	2,446
38	Sucampo Pharmaceuticals, Inc., Class A*	447
52	Supernus Pharmaceuticals, Inc.*	1,015
24	Surgery Partners, Inc.*	330
33	Surgical Care Affiliates, Inc.*	1,477
20	SurModics, Inc.*	441
182	Synergy Pharmaceuticals, Inc.*	668
138	Synta Pharmaceuticals Corp.*	48
16	T2 Biosystems, Inc.*	138
27	Tandem Diabetes Care, Inc.*	177
109	Team Health Holdings, Inc.*	5,229
14	Teladoc, Inc.*	160
63	Teligent, Inc.*	377
35	TESARO, Inc.*	1,620
55	Tetraphase Pharmaceuticals, Inc.*	245
57	TG Therapeutics, Inc.*	429
218	TherapeuticsMD, Inc.*	1,949
54	Theravance Biopharma, Inc.*	1,242
28	Thermo Fisher Scientific, Inc.	4,250
97	Threshold Pharmaceuticals, Inc.*	45
4	Tobira Therapeutics, Inc.*	37
14	Tokai Pharmaceuticals, Inc.*	102
78	TransEnterix, Inc.*	143
48	Trevena, Inc.*	351
34	Triple-S Management Corp., Class B*	781
45	Trovagene, Inc.*	237
19	U.S. Physical Therapy, Inc.	1,098
58	Ultragenyx Pharmaceutical, Inc.*	4,240
21	Unilife Corp.*	74

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
67	UnitedHealth Group, Inc.	$8,956
75	Universal American Corp.	618
6	Universal Health Services, Inc., Class B	809
6	Utah Medical Products, Inc.	393
63	Vanda Pharmaceuticals, Inc.*	655
7	Varian Medical Systems, Inc.*	580
26	Vascular Solutions, Inc.*	990
20	Veracyte, Inc.*	110
49	Verastem, Inc.*	73
34	Versartis, Inc.*	313
17	Vertex Pharmaceuticals, Inc.*	1,584
26	Vitae Pharmaceuticals, Inc.*	261
32	Vital Therapies, Inc.*	260
157	VIVUS, Inc.*	199
39	Vocera Communications, Inc.*	450
9	Voyager Therapeutics, Inc.*	125
9	vTv Therapeutics, Inc., Class A*	54
6	Waters Corp.*	825
67	WellCare Health Plans, Inc.*	6,795
109	West Pharmaceutical Services, Inc.	8,184
135	Wright Medical Group N.V.*	2,611
6	XBiotech, Inc.*	92
43	Xencor, Inc.*	608
89	XenoPort, Inc.*	631
138	XOMA Corp.*	95
25	Zafgen, Inc.*	177
49	Zeltiq Aesthetics, Inc.*	1,395
13	Zimmer Biomet Holdings, Inc.	1,587
174	ZIOPHARM Oncology, Inc.*	1,355
32	Zoetis, Inc.	1,517
37	Zogenix, Inc.*	373
5	Zynerba Pharmaceuticals, Inc.*	44
		552,435
	Industrials — 1.3%

43	3M Co.	7,238
62	AAON, Inc.	1,701
54	AAR Corp.	1,318
85	ABM Industries, Inc.	2,904
77	Acacia Research Corp.	397
166	ACCO Brands Corp.*	1,650
59	Accuride Corp.*	93
90	Actuant Corp., Class A	2,456
3	Acuity Brands, Inc.	777
51	Advanced Drainage Systems, Inc.	1,240
64	Advisory Board Co. (The)*	2,101
55	Aegion Corp.*	1,099
95	Aerojet Rocketdyne Holdings, Inc.*	1,638
30	Aerovironment, Inc.*	864
80	Air Transport Services Group, Inc.*	1,012
94	Aircastle Ltd.	1,987
15	Alamo Group, Inc.	925
9	Alaska Air Group, Inc.	598
43	Albany International Corp., Class A	1,691
20	Allegiant Travel Co.	2,780
7	Allegion PLC	473
9	Allied Motion Technologies, Inc.	205
40	Altra Industrial Motion Corp.	1,082
30	Ameresco, Inc., Class A*	140
43	American Airlines Group, Inc.	1,372
13	American Railcar Industries, Inc.	516
11	American Science & Engineering, Inc.	346
19	American Woodmark Corp.*	1,534
17	AMETEK, Inc.	813
44	Apogee Enterprises, Inc.	1,990
61	Applied Industrial Technologies, Inc.	2,757
62	ARC Document Solutions, Inc.*	263
39	ArcBest Corp.	672
20	Argan, Inc.	694
29	Astec Industries, Inc.	1,547
33	Astronics Corp.*	1,271
3	Astronics Corp., Class B*	115
38	Atlas Air Worldwide Holdings, Inc.*	1,666
39	AZZ, Inc.	2,302
83	Barnes Group, Inc.	2,771
11	Barrett Business Services, Inc.	411
75	Beacon Roofing Supply, Inc.*	3,236
8	Blue Bird Corp.*	88
57	BMC Stock Holdings, Inc.*	1,118
44	Boeing Co. (The)	5,551
72	Brady Corp., Class A	2,289
67	Briggs & Stratton Corp.	1,495
74	Brink’s Co. (The)	2,157
77	Builders FirstSource, Inc.*	906
10	C.H. Robinson Worldwide, Inc.	750
25	CAI International, Inc.*	192
60	Casella Waste Systems, Inc., Class A*	431
41	Caterpillar, Inc.	2,973
75	CBIZ, Inc.*	792
22	CDI Corp.	140
51	CEB, Inc.	3,252
44	CECO Environmental Corp.	359
41	Celadon Group, Inc.	405
46	Chart Industries, Inc.*	1,194
6	Cintas Corp.	569
26	CIRCOR International, Inc.	1,457
162	Civeo Corp.*	326
76	CLARCOR, Inc.	4,507
30	Columbus McKinnon Corp.	449
56	Comfort Systems USA, Inc.	1,792
45	Commercial Vehicle Group, Inc.*	167
45	Continental Building Products, Inc.*	1,031
18	Covenant Transportation Group, Inc., Class A*	384
14	CRA International, Inc.*	330
68	CSX Corp.	1,797
33	Cubic Corp.	1,346
11	Cummins, Inc.	1,259
67	Curtiss-Wright Corp.	5,576
42	Danaher Corp.	4,131
21	Deere & Co.	1,728
55	Delta Air Lines, Inc.	2,390
76	Deluxe Corp.	4,950
97	DigitalGlobe, Inc.*	2,030
34	Douglas Dynamics, Inc.	738
11	Dover Corp.	734
17	Ducommun, Inc.*	287
3	Dun & Bradstreet Corp. (The)	381
19	DXP Enterprises, Inc.*	264
47	Dycom Industries, Inc.*	3,990
34	Eagle Bulk Shipping, Inc.*	19
32	Eaton Corp. PLC	1,972
45	Echo Global Logistics, Inc.*	1,020
95	EMCOR Group, Inc.	4,517
45	Emerson Electric Co.	2,341
31	Encore Wire Corp.	1,209
67	EnerSys	4,028
27	Engility Holdings, Inc.*	635
39	Ennis, Inc.	712
42	Enphase Energy, Inc.*	88
35	EnPro Industries, Inc.	1,770
8	Equifax, Inc.	1,006
39	ESCO Technologies, Inc.	1,571
58	Essendant, Inc.	1,786

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
45	Esterline Technologies Corp.*	$3,033
16	ExOne Co. (The)*	168
13	Expeditors International of Washington, Inc.	631
39	Exponent, Inc.	2,102
20	Fastenal Co.	921
95	Federal Signal Corp.	1,236
18	FedEx Corp.	2,969
9	Flowserve Corp.	433
10	Fluor Corp.	528
47	Forward Air Corp.	2,138
16	Franklin Covey Co.*	245
72	Franklin Electric Co., Inc.	2,403
19	FreightCar America, Inc.	274
63	FTI Consulting, Inc.*	2,637
37	FuelCell Energy, Inc.*	283
30	G&K Services, Inc., Class A	2,249
105	Generac Holdings, Inc.*	3,981
74	General Cable Corp.	1,011
21	General Dynamics Corp.	2,979
658	General Electric Co.	19,891
47	Gibraltar Industries, Inc.*	1,404
33	Global Brass & Copper Holdings, Inc.	901
101	Golden Ocean Group Ltd.*	81
29	Gorman-Rupp Co. (The)	898
20	GP Strategies Corp.*	480
15	Graham Corp.	271
60	Granite Construction, Inc.	2,576
91	Great Lakes Dredge & Dock Corp.*	415
40	Greenbrier Cos., Inc. (The)	1,148
49	Griffon Corp.	826
47	H&E Equipment Services, Inc.	903
121	Harsco Corp.	796
72	Hawaiian Holdings, Inc.*	2,913
40	HC2 Holdings, Inc.*	180
108	Healthcare Services Group, Inc.	4,212
72	Heartland Express, Inc.	1,331
29	HEICO Corp.	1,930
60	HEICO Corp., Class A	3,310
28	Heidrick & Struggles International, Inc.	517
19	Heritage-Crystal Clean, Inc.*	226
90	Herman Miller, Inc.	2,849
55	Hill International, Inc.*	237
95	Hillenbrand, Inc.	2,966
67	HNI Corp.	3,087
54	Honeywell International, Inc.	6,147
52	Hub Group, Inc., Class A*	2,081
10	Hurco Cos., Inc.	322
33	Huron Consulting Group, Inc.*	1,932
14	Hyster-Yale Materials Handling, Inc.	858
30	ICF International, Inc.*	1,223
23	Illinois Tool Works, Inc.	2,439
18	Ingersoll-Rand PLC	1,203
56	InnerWorkings, Inc.*	483
24	Insperity, Inc.	1,727
28	Insteel Industries, Inc.	776
100	Interface, Inc.	1,696
6	J.B. Hunt Transport Services, Inc.	496
9	Jacobs Engineering Group, Inc.*	456
44	John Bean Technologies Corp.	2,670
17	Kadant, Inc.	846
41	Kaman Corp.	1,751
8	Kansas City Southern	745
45	Kelly Services, Inc., Class A	892
51	KEYW Holding Corp. (The)*	455
35	Kforce, Inc.	655
52	Kimball International, Inc., Class B	608
80	KLX, Inc.*	2,631
95	Knight Transportation, Inc.	2,481
74	Knoll, Inc.	1,837
76	Korn/Ferry International	2,193
68	Kratos Defense & Security Solutions, Inc.*	284
16	L.B. Foster Co., Class A	184
5	L-3 Communications Holdings, Inc.	686
9	Lawson Products, Inc.*	174
17	Lindsay Corp.	1,213
19	Lockheed Martin Corp.	4,488
33	LSI Industries, Inc.	368
26	Lydall, Inc.*	984
36	Marten Transport Ltd.	714
24	Masco Corp.	783
46	Masonite International Corp.*	3,212
101	MasTec, Inc.*	2,323
66	Matson, Inc.	2,200
50	Matthews International Corp., Class A	2,744
36	McGrath RentCorp	1,027
61	Mercury Systems, Inc.*	1,296
138	Meritor, Inc.*	1,220
22	Milacron Holdings Corp.*	361
17	Miller Industries, Inc.	363
25	Mistras Group, Inc.*	620
69	Mobile Mini, Inc.	2,377
56	Moog, Inc., Class A*	3,020
156	MRC Global, Inc.*	2,214
44	MSA Safety, Inc.	2,216
86	Mueller Industries, Inc.	2,674
243	Mueller Water Products, Inc., Class A	2,675
19	Multi-Color Corp.	1,185
28	MYR Group, Inc.*	677
7	National Presto Industries, Inc.	626
73	Navigant Consulting, Inc.*	1,163
123	Navios Maritime Holdings, Inc.	137
77	Navistar International Corp.*	866
41	NCI Building Systems, Inc.*	660
16	Neff Corp., Class A*	148
26	Nielsen Holdings PLC	1,388
10	NL Industries, Inc.*	31
41	NN, Inc.	683
21	Norfolk Southern Corp.	1,765
15	Nortek, Inc.*	739
13	Northrop Grumman Corp.	2,765
14	Northwest Pipe Co.*	130
10	NV5 Global, Inc.*	273
4	Omega Flex, Inc.	139
78	On Assignment, Inc.*	2,938
42	Orion Marine Group, Inc.*	196
25	PACCAR, Inc.	1,394
4	PAM Transportation Services, Inc.*	82
10	Parker-Hannifin Corp.	1,148
13	Park-Ohio Holdings Corp.	397
19	Patrick Industries, Inc.*	1,015
252	Pendrell Corp.*	146
13	Pentair PLC	783
72	PGT, Inc.*	772
14	Pitney Bowes, Inc.	261
262	Plug Power, Inc.*	503
33	Ply Gem Holdings, Inc.*	496
14	Powell Industries, Inc.	498
7	Power Solutions International, Inc.*	114
4	Preformed Line Products Co.	175
59	Primoris Services Corp.	1,270
35	Proto Labs, Inc.*	2,303
43	Quad/Graphics, Inc.	826

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
51	Quanex Building Products Corp.	$1,016
11	Quanta Services, Inc.*	264
47	Radiant Logistics, Inc.*	154
57	Raven Industries, Inc.	1,149
21	Raytheon Co.	2,723
35	RBC Bearings, Inc.*	2,622
37	Real Industry, Inc.*	251
17	Republic Services, Inc.	821
57	Resources Connection, Inc.	888
154	Rexnord Corp.*	3,194
43	Roadrunner Transportation Systems, Inc.*	346
9	Robert Half International, Inc.	374
9	Rockwell Automation, Inc.	1,044
9	Rockwell Collins, Inc.	796
7	Roper Technologies, Inc.	1,198
78	RPX Corp.*	784
54	Rush Enterprises, Inc., Class A*	1,189
4	Ryder System, Inc.	278
57	Safe Bulkers, Inc.	65
38	Saia, Inc.*	991
68	Scorpio Bulkers, Inc.*	270
64	Simpson Manufacturing Co., Inc.	2,532
78	SkyWest, Inc.	1,841
4	Snap-on, Inc.	647
45	Southwest Airlines Co.	1,912
25	SP Plus Corp.*	558
15	Sparton Corp.*	291
19	Standex International Corp.	1,647
11	Stanley Black & Decker, Inc.	1,245
126	Steelcase, Inc., Class A	2,011
6	Stericycle, Inc.*	588
34	Sun Hydraulics Corp.	995
27	Sunrun, Inc.*	171
126	Swift Transportation Co.*	1,963
50	TAL International Group, Inc.*	718
81	TASER International, Inc.*	1,812
44	Team, Inc.*	1,334
53	Teledyne Technologies, Inc.*	5,201
28	Tennant Co.	1,504
91	Tetra Tech, Inc.	2,785
33	Textainer Group Holdings Ltd.	440
19	Textron, Inc.	723
49	Thermon Group Holdings, Inc.*	985
65	Titan International, Inc.	412
26	Titan Machinery, Inc.*	277
26	TRC Cos., Inc.*	165
45	Trex Co., Inc.*	2,033
69	TriMas Corp.*	1,179
62	TriNet Group, Inc.*	1,249
63	TrueBlue, Inc.*	1,248
57	Tutor Perini Corp.*	1,289
13	Twin Disc, Inc.	125
30	Tyco International PLC	1,279
32	Ultrapetrol (Bahamas) Ltd.*	10
22	UniFirst Corp.	2,545
60	Union Pacific Corp.	5,051
24	United Continental Holdings, Inc.*	1,082
49	United Parcel Service, Inc., Class B	5,051
6	United Rentals, Inc.*	418
55	United Technologies Corp.	5,532
61	Univar, Inc.*	1,138
30	Universal Forest Products, Inc.	2,518
12	Universal Logistics Holdings, Inc.	173
33	US Ecology, Inc.	1,495
13	USA Truck, Inc.*	259
16	Vectrus, Inc.*	407
11	Verisk Analytics, Inc.*	873
12	Veritiv Corp.*	467
30	Viad Corp.	954
25	Vicor Corp.*	254
33	Virgin America, Inc.*	1,847
14	Volt Information Sciences, Inc.*	88
6	VSE Corp.	403
4	W.W. Grainger, Inc.	913
103	Wabash National Corp.*	1,461
54	WageWorks, Inc.*	3,027
29	Waste Management, Inc.	1,768
43	Watts Water Technologies, Inc., Class A	2,475
67	Werner Enterprises, Inc.	1,668
93	Wesco Aircraft Holdings, Inc.*	1,310
79	West Corp.	1,667
94	Woodward, Inc.	5,352
17	Xerium Technologies, Inc.*	107
108	XPO Logistics, Inc.*	3,160
13	Xylem, Inc.	581
50	YRC Worldwide, Inc.*	461
		459,399
	Information Technology — 1.9%

51	A10 Networks, Inc.*	329
44	Accenture PLC, Class A	5,235
177	ACI Worldwide, Inc.*	3,657
36	Activision Blizzard, Inc.	1,413
118	Acxiom Corp.*	2,499
35	Adobe Systems, Inc.*	3,481
76	ADTRAN, Inc.	1,478
62	Advanced Energy Industries, Inc.*	2,367
963	Advanced Micro Devices, Inc.*	4,401
37	Aerohive Networks, Inc.*	232
23	Agilysys, Inc.*	270
12	Akamai Technologies, Inc.*	655
12	Alarm.com Holdings, Inc.*	254
4	Alliance Data Systems Corp.*	889
20	Alliance Fiber Optic Products, Inc.*	370
29	Alpha & Omega Semiconductor Ltd.*	397
21	Alphabet, Inc., Class A*	15,726
21	Alphabet, Inc., Class C*	15,450
47	Ambarella, Inc.*	1,943
27	Amber Road, Inc.*	162
38	American Software, Inc., Class A	366
150	Amkor Technology, Inc.*	946
22	Amphenol Corp., Class A	1,292
22	Analog Devices, Inc.	1,287
66	Angie’s List, Inc.*	581
43	Anixter International, Inc.*	2,589
8	Apigee Corp.*	87
9	Appfolio, Inc., Class A*	126
391	Apple, Inc.	39,044
80	Applied Materials, Inc.	1,954
123	Applied Micro Circuits Corp.*	809
26	Applied Optoelectronics, Inc.*	274
129	Aspen Technology, Inc.*	4,917
16	Autodesk, Inc.*	932
32	Automatic Data Processing, Inc.	2,811
62	AVG Technologies N.V.*	1,192
49	Avid Technology, Inc.*	292
70	AVX Corp.	967
172	Axcelis Technologies, Inc.*	464
22	Badger Meter, Inc.	1,650
87	Bankrate, Inc.*	791
12	Barracuda Networks, Inc.*	207
92	Bazaarvoice, Inc.*	342

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
16	Bel Fuse, Inc., Class B	$289
65	Belden, Inc.	4,204
75	Benchmark Electronics, Inc.*	1,555
12	Benefitfocus, Inc.*	441
23	Black Box Corp.	289
71	Blackbaud, Inc.	4,450
82	Blackhawk Network Holdings, Inc.*	2,822
62	Blucora, Inc.*	557
62	Bottomline Technologies (de), Inc.*	1,554
21	Box, Inc., Class A*	264
49	Brightcove, Inc.*	328
26	Broadcom Ltd.	4,013
44	BroadSoft, Inc.*	1,918
102	Brooks Automation, Inc.	1,120
21	CA, Inc.	679
37	Cabot Microelectronics Corp.	1,596
37	CACI International, Inc., Class A*	3,728
55	CalAmp Corp.*	827
63	Calix, Inc.*	426
84	Callidus Software, Inc.*	1,559
27	Carbonite, Inc.*	249
68	Cardtronics, Inc.*	2,672
29	Care.com, Inc.*	259
21	Cascade Microtech, Inc.*	434
17	Cass Information Systems, Inc.	817
84	Cavium, Inc.*	4,179
31	CEVA, Inc.*	838
33	ChannelAdvisor Corp.*	409
119	Ciber, Inc.*	148
187	Ciena Corp.*	3,265
50	Cimpress N.V.*	5,008
96	Cirrus Logic, Inc.*	3,456
355	Cisco Systems, Inc.	10,313
11	Citrix Systems, Inc.*	934
17	Clearfield, Inc.*	308
43	Cognizant Technology Solutions Corp., Class A*	2,642
36	Coherent, Inc.*	3,406
39	Cohu, Inc.	460
68	CommVault Systems, Inc.*	3,079
74	comScore, Inc.*	2,396
25	Comtech Telecommunications Corp.	576
32	Control4 Corp.*	251
150	Convergys Corp.	4,229
82	Cornerstone OnDemand, Inc.*	3,281
79	Corning, Inc.	1,650
26	CPI Card Group, Inc.	108
62	Cray, Inc.*	2,066
50	CSG Systems International, Inc.	2,126
10	CSRA, Inc.	248
50	CTS Corp.	894
35	Cvent, Inc.*	1,253
58	Daktronics, Inc.	462
29	Datalink Corp.*	234
51	Demandware, Inc.*	2,447
64	DHI Group, Inc.*	451
98	Diebold, Inc.	2,533
38	Digi International, Inc.*	420
12	Digimarc Corp.*	332
85	Digital Turbine, Inc.*	88
57	Diodes, Inc.*	1,098
34	DSP Group, Inc.*	356
27	DTS, Inc.*	698
156	EarthLink Holdings Corp.	1,023
27	Eastman Kodak Co.*	354
77	eBay, Inc.*	1,883
38	Ebix, Inc.	1,719
25	Electro Rent Corp.	328
22	Electronic Arts, Inc.*	1,689
71	Electronics For Imaging, Inc.*	3,112
44	Ellie Mae, Inc.*	3,727
137	EMC Corp.	3,829
30	EMCORE Corp.*	170
94	Endurance International Group Holdings, Inc.*	885
41	EnerNOC, Inc.*	271
212	Entegris, Inc.*	3,023
59	Envestnet, Inc.*	1,994
74	EPAM Systems, Inc.*	5,662
49	Epiq Systems, Inc.	746
8	ePlus, Inc.*	700
79	Euronet Worldwide, Inc.*	6,305
100	Everi Holdings, Inc.*	143
100	EVERTEC, Inc.	1,531
33	Everyday Health, Inc.*	222
60	Exar Corp.*	410
50	ExlService Holdings, Inc.*	2,590
151	Extreme Networks, Inc.*	557
5	F5 Networks, Inc.*	551
54	Fabrinet*	1,917
162	Facebook, Inc., Class A*	19,247
47	Fair Isaac Corp.	5,237
176	Fairchild Semiconductor International, Inc.*	3,497
26	FARO Technologies, Inc.*	920
63	FEI Co.	6,769
19	Fidelity National Information Services, Inc.	1,411
157	Finisar Corp.*	2,641
5	First Solar, Inc.*	248
16	Fiserv, Inc.*	1,685
36	Five9, Inc.*	367
58	Fleetmatics Group PLC*	2,372
10	FLIR Systems, Inc.	312
87	FormFactor, Inc.*	624
15	Forrester Research, Inc.	552
44	Gigamon, Inc.*	1,371
11	Global Payments, Inc.	855
23	Globant S.A.*	923
182	Glu Mobile, Inc.*	435
85	Gogo, Inc.*	955
114	GrubHub, Inc.*	2,917
37	GTT Communications, Inc.*	693
29	Guidance Software, Inc.*	161
106	Guidewire Software, Inc.*	6,222
36	Hackett Group, Inc. (The)	526
115	Harmonic, Inc.*	329
9	Harris Corp.	709
121	Hewlett Packard Enterprise Co.	2,235
14	Hortonworks, Inc.*	164
122	HP, Inc.	1,632
30	HubSpot, Inc.*	1,433
79	II-VI, Inc.*	1,610
46	Imation Corp.*	81
42	Immersion Corp.*	269
42	Imperva, Inc.*	1,604
93	inContact, Inc.*	1,291
201	Infinera Corp.*	2,635
91	Infoblox, Inc.*	1,712
61	Inphi Corp.*	1,903
56	Insight Enterprises, Inc.*	1,520
8	Instructure, Inc.*	139
205	Integrated Device Technology, Inc.*	4,787
333	Intel Corp.	10,519

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
26	Interactive Intelligence Group, Inc.*	$1,072
55	InterDigital, Inc.	3,207
83	Internap Corp.*	180
62	International Business Machines Corp.	9,532
199	Intersil Corp., Class A	2,690
61	Intralinks Holdings, Inc.*	478
18	Intuit, Inc.	1,920
117	InvenSense, Inc.*	723
58	Itron, Inc.*	2,555
92	Ixia*	935
38	IXYS Corp.	415
73	j2 Global, Inc.	4,889
71	Jive Software, Inc.*	270
25	Juniper Networks, Inc.	585
44	Kimball Electronics, Inc.*	496
11	KLA-Tencor Corp.	802
132	Knowles Corp.*	1,930
101	Kopin Corp.*	217
24	KVH Industries, Inc.*	203
11	Lam Research Corp.	911
177	Lattice Semiconductor Corp.*	1,030
92	Limelight Networks, Inc.*	134
17	Linear Technology Corp.	804
97	Lionbridge Technologies, Inc.*	422
36	Liquidity Services, Inc.*	241
34	Littelfuse, Inc.	3,894
86	LivePerson, Inc.*	600
37	LogMeIn, Inc.*	2,267
28	Luxoft Holding, Inc.*	1,818
35	M/A-COM Technology Solutions Holdings, Inc.*	1,260
112	Manhattan Associates, Inc.*	7,384
37	ManTech International Corp., Class A	1,329
49	Marchex, Inc., Class B*	163
48	Marin Software, Inc.*	113
55	Marketo, Inc.*	1,938
69	MasterCard, Inc., Class A	6,617
100	MAXIMUS, Inc.	5,765
83	MaxLinear, Inc., Class A*	1,720
3	MaxPoint Interactive, Inc.*	34
139	Mentor Graphics Corp.	2,980
4	Mesa Laboratories, Inc.	395
58	Methode Electronics, Inc.	1,712
15	Microchip Technology, Inc.	775
73	Micron Technology, Inc.*	929
164	Microsemi Corp.*	5,548
558	Microsoft Corp.	29,574
14	MicroStrategy, Inc., Class A*	2,612
11	MINDBODY, Inc., Class A*	147
81	MKS Instruments, Inc.	3,319
62	MobileIron, Inc.*	205
32	Model N, Inc.*	394
57	ModusLink Global Solutions, Inc.*	79
44	MoneyGram International, Inc.*	286
60	Monolithic Power Systems, Inc.	4,100
61	Monotype Imaging Holdings, Inc.	1,457
138	Monster Worldwide, Inc.*	366
11	Motorola Solutions, Inc.	762
23	MTS Systems Corp.	1,099
14	Multi-Fineline Electronix, Inc.*	310
36	Nanometrics, Inc.*	670
45	NeoPhotonics Corp.*	405
20	NetApp, Inc.	511
49	NETGEAR, Inc.*	2,205
139	NetScout Systems, Inc.*	3,372
84	NeuStar, Inc., Class A*	1,978
9	New Relic, Inc.*	271
99	NIC, Inc.	1,965
83	Nimble Storage, Inc.*	741
52	Novanta, Inc.*	796
57	Novatel Wireless, Inc.*	81
7	NVE Corp.	395
36	NVIDIA Corp.	1,682
148	Oclaro, Inc.*	741
40	OPOWER, Inc.*	412
222	Oracle Corp.	8,924
30	OSI Systems, Inc.*	1,598
16	Park City Group, Inc.*	148
31	Park Electrochemical Corp.	507
23	Paychex, Inc.	1,247
48	Paycom Software, Inc.*	1,941
23	Paylocity Holding Corp.*	844
78	PayPal Holdings, Inc.*	2,948
16	PC Connection, Inc.	368
41	PDF Solutions, Inc.*	603
54	Pegasystems, Inc.	1,424
54	Perficient, Inc.*	1,131
20	PFSweb, Inc.*	250
101	Photronics, Inc.*	970
50	Plantronics, Inc.	2,226
51	Plexus Corp.*	2,240
204	Polycom, Inc.*	2,448
45	Power Integrations, Inc.	2,245
77	Progress Software Corp.*	2,027
63	Proofpoint, Inc.*	3,693
36	PROS Holdings, Inc.*	504
44	Pure Storage, Inc., Class A*	518
31	Q2 Holdings, Inc.*	774
15	QAD, Inc., Class A	282
138	Qlik Technologies, Inc.*	3,961
125	QLogic Corp.*	1,733
9	Qorvo, Inc.*	459
105	QUALCOMM, Inc.	5,767
38	Qualys, Inc.*	1,185
326	Quantum Corp.*	124
54	QuinStreet, Inc.*	200
92	Quotient Technology, Inc.*	1,027
175	Rambus, Inc.*	2,118
12	Rapid7, Inc.*	154
35	RealNetworks, Inc.*	151
80	RealPage, Inc.*	1,740
13	Red Hat, Inc.*	1,007
13	Reis, Inc.	304
53	RetailMeNot, Inc.*	383
81	RingCentral, Inc., Class A*	1,599
40	Rocket Fuel, Inc.*	103
43	Rofin-Sinar Technologies, Inc.*	1,374
28	Rogers Corp.*	1,861
125	Rovi Corp.*	2,101
39	Rubicon Project, Inc. (The)*	571
48	Rudolph Technologies, Inc.*	701
44	salesforce.com, Inc.*	3,683
111	Sanmina Corp.*	2,974
36	Sapiens International Corp. N.V.	437
40	ScanSource, Inc.*	1,535
70	Science Applications International Corp.	3,820
42	SciQuest, Inc.*	741
53	Seachange International, Inc.*	175
21	Seagate Technology PLC	474
100	Semtech Corp.*	2,354
89	ServiceSource International, Inc.*	331
98	ShoreTel, Inc.*	647
30	Shutterstock, Inc.*	1,259

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
54	Sigma Designs, Inc.*	$390
53	Silicon Graphics International Corp.*	279
65	Silicon Laboratories, Inc.*	3,234
55	Silver Spring Networks, Inc.*	718
14	Skyworks Solutions, Inc.	935
75	Sonus Networks, Inc.*	687
25	SPS Commerce, Inc.*	1,363
22	Stamps.com, Inc.*	2,002
77	Stratasys Ltd.*	1,757
56	Super Micro Computer, Inc.*	1,469
59	Sykes Enterprises, Inc.*	1,759
43	Symantec Corp.	746
56	Synaptics, Inc.*	3,798
59	Synchronoss Technologies, Inc.*	2,081
44	SYNNEX Corp.	4,008
47	Syntel, Inc.*	2,166
17	Systemax, Inc.*	155
128	Take-Two Interactive Software, Inc.*	4,980
59	Tangoe, Inc.*	473
26	TE Connectivity Ltd.	1,560
55	Tech Data Corp.*	4,156
30	TechTarget, Inc.*	241
45	Telenav, Inc.*	210
25	TeleTech Holdings, Inc.	683
9	Teradata Corp.*	255
74	Tessera Technologies, Inc.	2,388
71	Texas Instruments, Inc.	4,303
30	Textura Corp.*	780
147	TiVo, Inc.*	1,463
12	Total System Services, Inc.	644
160	Travelport Worldwide Ltd.	2,118
11	Travelzoo, Inc.*	89
74	TrueCar, Inc.*	562
89	TTM Technologies, Inc.*	697
25	TubeMogul, Inc.*	310
51	Tyler Technologies, Inc.*	7,818
44	Ubiquiti Networks, Inc.*	1,754
48	Ultra Clean Holdings, Inc.*	274
42	Ultratech, Inc.*	958
76	Unisys Corp.*	641
22	United Online, Inc.*	240
61	Universal Display Corp.*	4,096
14	Varonis Systems, Inc.*	340
44	VASCO Data Security International, Inc.*	727
61	Veeco Instruments, Inc.*	1,085
93	Verint Systems, Inc.*	3,068
7	VeriSign, Inc.*	598
65	ViaSat, Inc.*	4,487
137	Violin Memory, Inc.*	78
72	VirnetX Holding Corp.*	350
45	Virtusa Corp.*	1,585
135	Visa, Inc., Class A	10,657
205	Vishay Intertechnology, Inc.	2,657
19	Vishay Precision Group, Inc.*	257
66	Web.com Group, Inc.*	1,120
57	WebMD Health Corp.*	3,748
20	Western Digital Corp.	947
35	Western Union Co. (The)	681
28	Wix.com Ltd.*	774
11	Workiva, Inc.*	152
12	Xactly Corp.*	118
83	Xcerra Corp.*	542
67	Xerox Corp.	668
18	Xilinx, Inc.	853
40	XO Group, Inc.*	677
34	Xura, Inc.*	844
61	Yahoo!, Inc.*	2,314
85	Zendesk, Inc.*	2,082
83	Zix Corp.*	334
		712,386
	Materials — 0.4%

44	A. Schulman, Inc.	1,114
6	AEP Industries, Inc.	360
14	Air Products & Chemicals, Inc.	1,997
360	AK Steel Holding Corp.*	1,541
93	Alcoa, Inc.	862
44	American Vanguard Corp.*	576
6	Avery Dennison Corp.	446
106	Axiall Corp.	2,469
47	Balchem Corp.	2,818
10	Ball Corp.	723
181	Berry Plastics Group, Inc.*	7,090
60	Boise Cascade Co.*	1,378
80	Calgon Carbon Corp.	1,190
71	Carpenter Technology Corp.	2,275
75	Century Aluminum Co.*	484
16	CF Industries Holdings, Inc.	443
10	Chase Corp.	587
102	Chemtura Corp.*	2,721
27	Clearwater Paper Corp.*	1,690
273	Cliffs Natural Resources, Inc.*	1,168
206	Coeur Mining, Inc.*	1,551
175	Commercial Metals Co.	3,005
12	Core Molding Technologies, Inc.*	151
17	Deltic Timber Corp.	1,094
79	Dow Chemical Co. (The)	4,057
61	E.I. du Pont de Nemours & Co.	3,990
10	Eastman Chemical Co.	734
19	Ecolab, Inc.	2,228
105	Ferro Corp.*	1,452
98	Ferroglobe PLC	894
81	Flotek Industries, Inc.*	953
9	FMC Corp.	427
88	Freeport-McMoRan, Inc.	975
37	FutureFuel Corp.	412
47	Greif, Inc., Class A	1,685
76	H.B. Fuller Co.	3,470
4	Handy & Harman Ltd.*	100
16	Hawkins, Inc.	624
19	Haynes International, Inc.	548
112	Headwaters, Inc.*	2,127
560	Hecla Mining Co.	2,274
30	Innophos Holdings, Inc.	1,150
37	Innospec, Inc.	1,797
6	International Flavors & Fragrances, Inc.	774
29	International Paper Co.	1,223
85	Intrepid Potash, Inc.*	108
26	Kaiser Aluminum Corp.	2,228
129	KapStone Paper and Packaging Corp.	1,967
15	KMG Chemicals, Inc.	322
31	Koppers Holdings, Inc.*	785
47	Kraton Performance Polymers, Inc.*	1,278
32	Kronos Worldwide, Inc.	187
216	Louisiana-Pacific Corp.*	3,948
30	LSB Industries, Inc.*	394
24	LyondellBasell Industries N.V., Class A	1,953
5	Martin Marietta Materials, Inc.	945
30	Materion Corp.	726
53	Minerals Technologies, Inc.	3,053
31	Monsanto Co.	3,487
25	Mosaic Co. (The)	631

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
29	Multi Packaging Solutions International Ltd.*	$459
37	Myers Industries, Inc.	529
25	Neenah Paper, Inc.	1,735
37	Newmont Mining Corp.	1,199
22	Nucor Corp.	1,067
250	Olin Corp.	5,752
14	Olympic Steel, Inc.	332
71	OMNOVA Solutions, Inc.*	489
11	Owens-Illinois, Inc.*	208
65	P. H. Glatfelter Co.	1,332
127	PolyOne Corp.	4,759
19	PPG Industries, Inc.	2,046
20	Praxair, Inc.	2,197
20	Quaker Chemical Corp.	1,728
62	Rayonier Advanced Materials, Inc.	804
35	Rentech, Inc.*	88
17	Ryerson Holding Corp.*	237
40	Schnitzer Steel Industries, Inc., Class A	644
46	Schweitzer-Mauduit International, Inc.	1,582
14	Sealed Air Corp.	650
66	Senomyx, Inc.*	187
71	Sensient Technologies Corp.	4,844
6	Sherwin-Williams Co. (The)	1,747
29	Stepan Co.	1,673
183	Stillwater Mining Co.*	1,852
53	Summit Materials, Inc., Class A*	1,153
99	SunCoke Energy, Inc.	599
121	TerraVia Holdings, Inc.*	300
60	TimkenSteel Corp.	538
31	Trecora Resources*	349
38	Tredegar Corp.	617
17	Trinseo S.A.*	801
96	Tronox Ltd., Class A	444
3	United States Lime & Minerals, Inc.	160
22	US Concrete, Inc.*	1,411
29	Valhi, Inc.	58
9	Vulcan Materials Co.	1,051
18	WestRock Co.	713
73	Worthington Industries, Inc.	2,727
		140,700
	Telecommunication Services — 0.2%

133	8x8, Inc.*	1,698
434	AT&T, Inc.	16,991
16	Atlantic Tele-Network, Inc.	1,192
55	Boingo Wireless, Inc.*	407
38	CenturyLink, Inc.	1,030
317	Cincinnati Bell, Inc.*	1,262
70	Cogent Communications Holdings, Inc.	2,787
76	Consolidated Communications Holdings, Inc.	1,868
32	FairPoint Communications, Inc.*	434
82	Frontier Communications Corp.	424
50	General Communication, Inc., Class A*	779
720	Globalstar, Inc.*	1,570
17	Hawaiian Telcom Holdco, Inc.*	347
25	IDT Corp., Class B	372
51	Inteliquent, Inc.	853
47	Intelsat S.A.*	152
124	Iridium Communications, Inc.*	1,082
20	Level 3 Communications, Inc.*	1,079
34	Lumos Networks Corp.*	438
90	ORBCOMM, Inc.*	846
20	pdvWireless, Inc.*	483
73	Shenandoah Telecommunications Co.	2,335
31	Spok Holdings, Inc.	544
14	Straight Path Communications, Inc., Class B*	448
287	Verizon Communications, Inc.	14,608
281	Vonage Holdings Corp.*	1,295
146	Windstream Holdings, Inc.	1,225
		56,549
	Utilities — 0.4%

74	Abengoa Yield PLC	1,331
47	AES Corp.	521
8	AGL Resources, Inc.	526
74	ALLETE, Inc.	4,273
17	Ameren Corp.	842
35	American Electric Power Co., Inc.	2,266
57	American States Water Co.	2,226
13	American Water Works Co., Inc.	963
12	Artesian Resources Corp., Class A	338
184	Atlantic Power Corp.	432
94	Avista Corp.	3,781
77	Black Hills Corp.	4,662
72	California Water Service Group	2,099
30	CenterPoint Energy, Inc.	676
23	Chesapeake Utilities Corp.	1,327
20	CMS Energy Corp.	836
17	Connecticut Water Service, Inc.	820
21	Consolidated Edison, Inc.	1,538
22	Consolidated Water Co. Ltd.	295
42	Dominion Resources, Inc.	3,035
13	DTE Energy Co.	1,179
49	Duke Energy Corp.	3,833
182	Dynegy, Inc.*	3,429
23	Edison International	1,647
61	El Paso Electric Co.	2,724
66	Empire District Electric Co. (The)	2,211
13	Entergy Corp.	987
22	Eversource Energy	1,215
65	Exelon Corp.	2,228
30	FirstEnergy Corp.	984
19	Genie Energy Ltd., Class B*	144
76	IDACORP, Inc.	5,564
52	MGE Energy, Inc.	2,637
24	Middlesex Water Co.	887
130	New Jersey Resources Corp.	4,570
32	NextEra Energy, Inc.	3,844
23	NiSource, Inc.	549
41	Northwest Natural Gas Co.	2,251
71	NorthWestern Corp.	4,115
22	NRG Energy, Inc.	360
52	NRG Yield, Inc., Class A	754
95	NRG Yield, Inc., Class C	1,469
80	ONE Gas, Inc.	4,692
56	Ormat Technologies, Inc.	2,442
57	Otter Tail Corp.	1,686
84	Pattern Energy Group, Inc.	1,830
35	PG&E Corp.	2,103
119	Piedmont Natural Gas Co., Inc.	7,147
8	Pinnacle West Capital Corp.	589
121	PNM Resources, Inc.	3,974
134	Portland General Electric Co.	5,518
48	PPL Corp.	1,850
36	Public Service Enterprise Group, Inc.	1,611
10	SCANA Corp.	699
17	Sempra Energy	1,821
24	SJW Corp.	828
120	South Jersey Industries, Inc.	3,467
64	Southern Co. (The)	3,164
71	Southwest Gas Corp.	4,930

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
5	Spark Energy, Inc., Class A	$150
69	Spire, Inc.	4,387
126	Talen Energy Corp.*	1,449
17	TECO Energy, Inc.	468
65	TerraForm Global, Inc., Class A	181
21	Unitil Corp.	832
31	Vivint Solar, Inc.*	111
22	WEC Energy Group, Inc.	1,323
75	WGL Holdings, Inc.	4,892
36	Xcel Energy, Inc.	1,489
19	York Water Co. (The)	513
		144,514
	Total Common Stocks (Cost $3,814,499)	3,828,931

No. of Rights
	Rights — 0.0%‡
288	Dyax Corp. (CVR)*^(b)	319
18	Second Sight Medical Products, Inc. *^(b)	2
	Total Rights (Cost $—)	321

Principal Amount
	U.S. Government & Agency Security — 69.7%
	U.S. Treasury Bill
$25,646,000	0.00%, due 08/04/16	25,634,406
	Total U.S. Government & Agency Security (Cost 25,636,881)	25,634,406

	Repurchase Agreements (a) — 14.2%
5,217,691	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $5,217,732	5,217,691
	Total Repurchase Agreements (Cost $5,217,691)	5,217,691

	Total Investment Securities (Cost $34,669,071) — 94.3%	34,681,349
	Other assets less liabilities — 5.7%	2,077,188
	Net Assets — 100.0%	$36,758,537

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $365 or 0.00% of net assets.
‡	Amount represents less than 0.05%.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Security has been deemed illiquid at May 31, 2016.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,987
Aggregate gross unrealized depreciation	(250,629)
Net unrealized appreciation	$(49,642)
Federal income tax cost of investments	$34,730,991

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	45	06/13/16	$3,130,313	$40,936

Cash collateral in the amount of $82,913 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$5,126	11/06/17	Credit Suisse International	0.89%	S&P 500® Total Return Index	$(4,578)
194,281	01/08/18	Credit Suisse International	0.19%	Russell 2000® Total Return Index	32,025
1,757,125	11/06/17	Credit Suisse International	0.19%	iShares® MSCI Emerging Markets ETF	18,346
3,977,833	01/08/18	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	71,705
5,934,365					117,498	$—	$—	$117,498
63,270	11/06/17	Deutsche Bank AG	(0.14)%	iShares® MSCI Emerging Markets ETF	(3,036)
218,491	01/08/18	Deutsche Bank AG	0.61%	iShares® MSCI EAFE ETF	5,482
264,268	01/08/18	Deutsche Bank AG	0.21%	Russell 2000® Total Return Index	43,553
546,029					45,999	—	(45,999)	—
2,963	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500® Total Return Index	(553)
12,103	01/08/18	Morgan Stanley & Co. International PLC	0.19%	iShares® MSCI Emerging Markets ETF	854
15,066					301	—	—	301
1,638	11/06/17	Societe Generale	0.44%	Russell 2000® Total Return Index	24
14,130	01/08/18	Societe Generale	0.84%	iShares® MSCI EAFE ETF	342
327,588	03/06/17	Societe Generale	0.09%	iShares® MSCI Emerging Markets ETF	232,429
343,356					232,795	—	(232,795)	—
3,095	11/06/17	UBS AG	0.29%	Russell 2000® Total Return Index	49
11,501	01/08/18	UBS AG	0.24%	iShares® MSCI Emerging Markets ETF	804
747,159	01/08/18	UBS AG	0.14%	iShares® MSCI EAFE ETF	696,104
761,755					696,957	(657,763)	—	39,194
$7,600,571					$1,093,550

See accompanying notes to the financial statements.

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

RAFI® Long/Short

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 96.0%
	Consumer Discretionary — 10.1%

302	Abercrombie & Fitch Co., Class A	$6,007
83	Advance Auto Parts, Inc.	12,769
143	Amazon.com, Inc.*	103,359
325	American Axle & Manufacturing Holdings, Inc.*	5,418
666	American Eagle Outfitters, Inc.	10,416
1,179	Apollo Education Group, Inc.*	10,835
523	Aramark	17,411
109	Asbury Automotive Group, Inc.*	6,115
963	Ascena Retail Group, Inc.*	6,953
176	Autoliv, Inc.	21,579
311	AutoNation, Inc.*	15,687
26	AutoZone, Inc.*	19,817
542	Bed Bath & Beyond, Inc.*	24,255
1,451	Best Buy Co., Inc.	46,679
179	Big Lots, Inc.	9,362
443	Bloomin’ Brands, Inc.	8,439
471	BorgWarner, Inc.	16,028
110	Brinker International, Inc.	4,947
138	Brunswick Corp.	6,606
112	Burlington Stores, Inc.*	6,760
112	Cabela’s, Inc.*	5,439
372	Cablevision Systems Corp., Class A	12,901
604	Caesars Entertainment Corp.*	4,427
478	CarMax, Inc.*	25,649
854	Carnival Corp.	40,770
784	CBS Corp. (Non-Voting), Class B	43,277
97	Charter Communications, Inc., Class A*	21,235
447	Chico’s FAS, Inc.	4,850
18	Chipotle Mexican Grill, Inc.*	7,955
248	Cinemark Holdings, Inc.	8,973
568	Coach, Inc.	22,391
4,200	Comcast Corp., Class A	265,860
168	Cooper Tire & Rubber Co.	5,398
103	Core-Mark Holding Co., Inc.	8,819
32	Cracker Barrel Old Country Store, Inc.	4,847
390	CST Brands, Inc.	14,793
470	D.R. Horton, Inc.	14,363
819	Dana Holding Corp.	9,844
270	Darden Restaurants, Inc.	18,314
85	Deckers Outdoor Corp.*	4,470
413	Delphi Automotive PLC	28,068
258	DeVry Education Group, Inc.	4,670
208	Dick’s Sporting Goods, Inc.	8,923
108	Dillard’s, Inc., Class A	6,384
231	Discovery Communications, Inc., Class A*	6,433
409	Discovery Communications, Inc., Class C*	10,949
335	DISH Network Corp., Class A*	16,717
473	Dollar General Corp.	42,523
195	Dollar Tree, Inc.*	17,655
191	DSW, Inc., Class A	4,042
78	Expedia, Inc.	8,677
205	Foot Locker, Inc.	11,464
17,315	Ford Motor Co.	233,579
154	Fossil Group, Inc.*	4,292
501	GameStop Corp., Class A	14,579
502	Gannett Co., Inc.	7,841
731	Gap, Inc. (The)	13,151
256	Garmin Ltd.	10,885
5,901	General Motors Co.	184,583
82	Genesco, Inc.*	5,297
430	Gentex Corp.	7,129
299	Genuine Parts Co.	28,979
198	GNC Holdings, Inc., Class A	5,158
938	Goodyear Tire & Rubber Co. (The)	26,236
11	Graham Holdings Co., Class B	5,477
153	Group 1 Automotive, Inc.	9,514
321	Guess?, Inc.	5,062
407	H&R Block, Inc.	8,694
328	Hanesbrands, Inc.	8,879
413	Harley-Davidson, Inc.	19,159
103	Harman International Industries, Inc.	8,059
162	Hasbro, Inc.	14,141
730	Hilton Worldwide Holdings, Inc.	15,169
1,366	Home Depot, Inc. (The)	180,476
761	International Game Technology PLC	14,429
689	Interpublic Group of Cos., Inc. (The)	16,467
1	Interval Leisure Group, Inc.	11
2,080	J.C. Penney Co., Inc.*	16,203
1,903	Johnson Controls, Inc.	84,017
816	Kohl’s Corp.	29,409
410	L Brands, Inc.	28,106
695	Las Vegas Sands Corp.	32,137
196	Lear Corp.	23,277
238	Leggett & Platt, Inc.	11,962
263	Lennar Corp., Class A	11,985
14	Lennar Corp., Class B	512
21	Liberty Braves Group, Class A*	327
42	Liberty Braves Group, Class C*	630
1,217	Liberty Global PLC*	43,970
496	Liberty Global PLC, Class A*	18,526
3	Liberty Interactive Corp. QVC Group*	79
1,004	Liberty Interactive Corp. QVC Group, Class A*	27,088
52	Liberty Media Group, Class A*	1,013
102	Liberty Media Group, Class C*	1,933
209	Liberty SiriusXM Group, Class A*	6,665
417	Liberty SiriusXM Group, Class C*	13,115
435	Live Nation Entertainment, Inc.*	10,505
419	LKQ Corp.*	13,856
1,393	Lowe’s Cos., Inc.	111,621
1,244	Macy’s, Inc.	41,313
216	Marriott International, Inc., Class A	14,265
771	Mattel, Inc.	24,579
1,369	McDonald’s Corp.	167,100
1,152	MGM Resorts International*	26,323
185	Michael Kors Holdings Ltd.*	7,903
92	Mohawk Industries, Inc.*	18,095
319	Murphy USA, Inc.*	21,689
90	Netflix, Inc.*	9,231
348	Newell Brands, Inc.	16,596
1,728	News Corp., Class A	20,667
474	News Corp., Class B	5,849
790	NIKE, Inc., Class B	43,624
381	Nordstrom, Inc.	14,470
188	Norwegian Cruise Line Holdings Ltd.*	8,725
4	NVR, Inc.*	6,932
2,945	Office Depot, Inc.*	10,543
452	Omnicom Group, Inc.	37,665
65	O’Reilly Automotive, Inc.*	17,188
151	Outerwall, Inc.	6,229
25	Panera Bread Co., Class A*	5,479
216	Penske Automotive Group, Inc.	8,536
90	Polaris Industries, Inc.	7,652
25	Priceline Group, Inc. (The)*	31,608
541	PulteGroup, Inc.	10,149
169	PVH Corp.	15,852
146	Ralph Lauren Corp.	13,772
290	Regal Entertainment Group, Class A	6,099
528	Rent-A-Center, Inc.	6,954

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
361	Ross Stores, Inc.	$19,277
244	Royal Caribbean Cruises Ltd.	18,883
206	Sally Beauty Holdings, Inc.*	5,916
102	Scripps Networks Interactive, Inc., Class A	6,563
795	Sears Holdings Corp.*	10,542
258	SeaWorld Entertainment, Inc.	4,505
320	Service Corp. International	8,768
127	ServiceMaster Global Holdings, Inc.*	4,856
101	Signet Jewelers Ltd.	9,996
1,422	Sirius XM Holdings, Inc.*	5,716
105	Six Flags Entertainment Corp.	6,057
369	Sonic Automotive, Inc., Class A	6,590
4,170	Staples, Inc.	36,696
684	Starbucks Corp.	37,545
323	Starwood Hotels & Resorts Worldwide, Inc.	23,718
339	Tailored Brands, Inc.	4,675
1,799	Target Corp.	123,735
540	TEGNA, Inc.	12,398
266	Tenneco, Inc.*	14,290
96	Thor Industries, Inc.	6,240
203	Tiffany & Co.	12,578
2,023	Time Warner, Inc.	153,060
607	Time, Inc.	9,633
692	TJX Cos., Inc. (The)	52,675
315	Toll Brothers, Inc.*	9,182
79	Tractor Supply Co.	7,592
422	Tribune Media Co., Class A	16,986
117	Tupperware Brands Corp.	6,620
1,677	Twenty-First Century Fox, Inc., Class A	48,432
622	Twenty-First Century Fox, Inc., Class B	18,187
32	Ulta Salon Cosmetics & Fragrance, Inc.*	7,456
59	Under Armour, Inc., Class A*	2,226
59	Under Armour, Inc., Class C*	2,063
222	Urban Outfitters, Inc.*	6,334
404	VF Corp.	25,177
30	Viacom, Inc., Class A	1,446
1,071	Viacom, Inc., Class B	47,520
108	Vista Outdoor, Inc.*	5,419
193	Visteon Corp.	14,471
1,722	Walt Disney Co. (The)	170,857
561	Wendy’s Co. (The)	5,767
217	Whirlpool Corp.	37,893
133	Williams-Sonoma, Inc.	7,054
191	Wyndham Worldwide Corp.	12,872
345	Wynn Resorts Ltd.	33,182
544	Yum! Brands, Inc.	44,657
		4,156,096
	Consumer Staples — 8.4%

2,423	Altria Group, Inc.	154,200
207	Andersons, Inc. (The)	7,407
3,325	Archer-Daniels-Midland Co.	142,210
5,248	Avon Products, Inc.	20,467
117	Brown-Forman Corp., Class B	11,474
1,277	Bunge Ltd.	85,648
242	Campbell Soup Co.	14,658
82	Casey’s General Stores, Inc.	9,857
122	Church & Dwight Co., Inc.	12,015
144	Clorox Co. (The)	18,510
5,505	Coca-Cola Co. (The)	245,523
371	Coca-Cola European Partners PLC	14,399
1,015	Colgate-Palmolive Co.	71,466
808	ConAgra Foods, Inc.	36,926
123	Constellation Brands, Inc., Class A	18,837
897	Costco Wholesale Corp.	133,447
2,064	CVS Health Corp.	199,073
829	Darling Ingredients, Inc.*	12,725
317	Dean Foods Co.	5,795
232	Dr. Pepper Snapple Group, Inc.	21,205
105	Edgewell Personal Care Co.*	8,340
135	Energizer Holdings, Inc.	6,390
164	Estee Lauder Cos., Inc. (The), Class A	15,052
388	Flowers Foods, Inc.	7,275
1,012	General Mills, Inc.	63,533
137	Hain Celestial Group, Inc. (The)*	6,773
178	Herbalife Ltd.*	10,304
182	Hershey Co. (The)	16,899
232	Hormel Foods Corp.	7,983
493	HRG Group, Inc.*	6,473
115	Ingredion, Inc.	13,502
183	J.M. Smucker Co. (The)	23,634
385	Kellogg Co.	28,632
484	Kimberly-Clark Corp.	61,487
382	Kraft Heinz Co. (The)	31,779
2,636	Kroger Co. (The)	94,263
127	McCormick & Co., Inc. (Non-Voting)	12,328
201	Mead Johnson Nutrition Co.	16,538
177	Molson Coors Brewing Co., Class B	17,555
2,854	Mondelez International, Inc., Class A	126,974
45	Monster Beverage Corp.*	6,750
182	Nu Skin Enterprises, Inc., Class A	7,180
2,196	PepsiCo, Inc.	222,169
2,564	Philip Morris International, Inc.	253,016
158	Pinnacle Foods, Inc.	6,657
4,772	Procter & Gamble Co. (The)	386,723
702	Reynolds American, Inc.	34,889
3,018	Rite Aid Corp.*	23,239
3,209	SUPERVALU, Inc.*	14,858
1,440	Sysco Corp.	69,278
64	TreeHouse Foods, Inc.*	6,061
563	Tyson Foods, Inc., Class A	35,908
204	United Natural Foods, Inc.*	7,601
104	Universal Corp.	5,689
1,297	Walgreens Boots Alliance, Inc.	100,388
5,809	Wal-Mart Stores, Inc.	411,161
149	WhiteWave Foods Co. (The)*	6,653
723	Whole Foods Market, Inc.	23,389
		3,433,165
	Energy — 13.0%

1,902	Anadarko Petroleum Corp.	98,638
2,149	Apache Corp.	122,794
1,111	Atwood Oceanics, Inc.	11,854
1,428	Baker Hughes, Inc.	66,231
340	Cabot Oil & Gas Corp.	8,150
25,002	California Resources Corp.	38,003
21,119	Chesapeake Energy Corp.*	90,601
8,278	Chevron Corp.	836,078
140	Cimarex Energy Co.	16,279
295	Columbia Pipeline Group, Inc.	7,534
168	Concho Resources, Inc.*	20,385
8,192	ConocoPhillips	358,728
1,944	CONSOL Energy, Inc.	29,860
240	Continental Resources, Inc.*	10,094
1,331	Cosan Ltd., Class A	7,201
590	Delek U.S. Holdings, Inc.	8,130
13,235	Denbury Resources, Inc.	53,072
3,300	Devon Energy Corp.	119,097
706	Diamond Offshore Drilling, Inc.	18,229
364	Energen Corp.	17,334
3,160	Ensco PLC, Class A	31,252
849	EOG Resources, Inc.	69,075

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
219	EQT Corp.	$16,042
12,973	Exxon Mobil Corp.	1,154,856
610	FMC Technologies, Inc.*	16,610
311	Golar LNG Ltd.	5,411
171	Gulfport Energy Corp.*	5,257
2,345	Halliburton Co.	98,912
284	Helmerich & Payne, Inc.	17,367
1,609	Hess Corp.	96,427
1,224	HollyFrontier Corp.	32,754
4,930	Kinder Morgan, Inc.	89,134
9,846	Marathon Oil Corp.	128,687
3,056	Marathon Petroleum Corp.	106,440
2,524	McDermott International, Inc.*	11,989
2,169	Murphy Oil Corp.	67,044
2,321	Nabors Industries Ltd.	21,817
2,101	National Oilwell Varco, Inc.	69,228
613	Newfield Exploration Co.*	24,992
2,640	Noble Corp. PLC	22,018
933	Noble Energy, Inc.	33,355
1,150	Oasis Petroleum, Inc.*	11,546
2,131	Occidental Petroleum Corp.	160,763
292	Oceaneering International, Inc.	9,654
240	Oil States International, Inc.*	7,886
1,081	ONEOK, Inc.	46,753
674	Patterson-UTI Energy, Inc.	12,543
541	PBF Energy, Inc., Class A	14,266
2,140	Phillips 66	171,970
143	Pioneer Natural Resources Co.	22,926
1,085	QEP Resources, Inc.	20,214
377	Range Resources Corp.	16,056
724	Rowan Cos. PLC, Class A	12,257
2,229	Schlumberger Ltd.	170,073
115	SEACOR Holdings, Inc.*	6,598
968	SM Energy Co.	30,511
2,727	Southwestern Energy Co.*	37,278
1,613	Spectra Energy Corp.	51,390
2,748	Stone Energy Corp.*	1,484
1,170	Superior Energy Services, Inc.	20,171
407	Targa Resources Corp.	17,432
580	Teekay Corp.	6,102
475	Tesoro Corp.	37,088
1,003	Tidewater, Inc.	4,343
4,645	Transocean Ltd.	45,475
1,244	Unit Corp.*	17,379
2,502	Valero Energy Corp.	136,859
5,465	Weatherford International PLC*	30,659
406	Western Refining, Inc.	8,623
3,938	Whiting Petroleum Corp.*	48,634
2,979	Williams Cos., Inc. (The)	66,015
530	World Fuel Services Corp.	24,364
2,702	WPX Energy, Inc.*	27,804
		5,352,075
	Financials — 21.0%

76	Affiliated Managers Group, Inc.*	13,188
1,226	Aflac, Inc.	85,158
129	Alexandria Real Estate Equities, Inc. (REIT)	12,500
43	Alleghany Corp.*	23,428
317	Allied World Assurance Co. Holdings AG	11,754
1,199	Allstate Corp. (The)	80,945
3,290	Ally Financial, Inc.*	59,023
348	Ambac Financial Group, Inc.*	5,739
182	American Campus Communities, Inc. (REIT)	8,558
1,314	American Capital Agency Corp. (REIT)	24,821
427	American Equity Investment Life Holding Co.	6,922
1,925	American Express Co.	126,588
220	American Financial Group, Inc./OH	16,122
5,063	American International Group, Inc.	293,046
240	American Tower Corp. (REIT)	25,387
420	Ameriprise Financial, Inc.	42,701
3,793	Annaly Capital Management, Inc. (REIT)	40,130
344	Aon PLC	37,589
193	Apartment Investment & Management Co., Class A (REIT)	8,231
432	Apple Hospitality REIT, Inc. (REIT)	7,875
230	Arch Capital Group Ltd.*	16,712
324	Arthur J. Gallagher & Co.	15,659
173	Aspen Insurance Holdings Ltd.	8,278
357	Associated Banc-Corp	6,672
271	Assurant, Inc.	23,683
461	Assured Guaranty Ltd.	12,396
142	AvalonBay Communities, Inc. (REIT)	25,543
271	Axis Capital Holdings Ltd.	14,946
36,030	Bank of America Corp.	532,884
79	Bank of Hawaii Corp.	5,676
2,616	Bank of New York Mellon Corp. (The)	110,029
176	BankUnited, Inc.	5,826
2,025	BB&T Corp.	73,649
1	Berkshire Hathaway, Inc., Class A*	211,695
2,586	Berkshire Hathaway, Inc., Class B*	363,436
208	BlackRock, Inc.	75,681
242	Boston Properties, Inc. (REIT)	30,402
536	Brandywine Realty Trust (REIT)	8,463
291	Brixmor Property Group, Inc. (REIT)	7,348
177	Brown & Brown, Inc.	6,383
143	Camden Property Trust (REIT)	12,185
1,656	Capital One Financial Corp.	121,285
441	Capitol Federal Financial, Inc.	5,989
177	Care Capital Properties, Inc. (REIT)	4,600
817	CBL & Associates Properties, Inc. (REIT)	7,860
497	CBRE Group, Inc., Class A*	14,835
1,148	Charles Schwab Corp. (The)	35,106
753	Chimera Investment Corp. (REIT)	11,287
708	Chubb Ltd.	89,640
295	Cincinnati Financial Corp.	20,385
717	CIT Group, Inc.	24,564
11,352	Citigroup, Inc.	528,663
2,307	Citizens Financial Group, Inc.	54,330
615	CME Group, Inc.	60,202
650	CNO Financial Group, Inc.	13,189
468	Columbia Property Trust, Inc. (REIT)	9,650
504	Comerica, Inc.	23,738
190	Commerce Bancshares, Inc./MO	9,297
250	Corporate Office Properties Trust (REIT)	6,758
395	Corrections Corp. of America (REIT)	13,272
211	Crown Castle International Corp. (REIT)	19,161
149	Cullen/Frost Bankers, Inc.	9,968
138	DCT Industrial Trust, Inc. (REIT)	5,952
535	DDR Corp. (REIT)	9,207
596	DiamondRock Hospitality Co. (REIT)	5,328
185	Digital Realty Trust, Inc. (REIT)	17,658
978	Discover Financial Services	55,560
226	Douglas Emmett, Inc. (REIT)	7,659
561	Duke Realty Corp. (REIT)	13,279
700	E*TRADE Financial Corp.*	19,523
262	East West Bancorp, Inc.	10,113
231	Eaton Vance Corp.	8,399
116	Endurance Specialty Holdings Ltd.	7,879

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
85	EPR Properties (REIT)	$6,059
34	Equinix, Inc. (REIT)	12,308
313	Equity Commonwealth (REIT)*	9,043
64	Equity LifeStyle Properties, Inc. (REIT)	4,691
514	Equity Residential (REIT)	35,574
66	Essex Property Trust, Inc. (REIT)	14,997
87	Everest Re Group Ltd.	15,583
70	Extra Space Storage, Inc. (REIT)	6,508
60	Federal Realty Investment Trust (REIT)	9,191
245	Federated Investors, Inc., Class B	7,918
2,809	Fifth Third Bancorp	53,006
252	First American Financial Corp.	9,636
433	First Horizon National Corp.	6,304
1,014	First Niagara Financial Group, Inc.	11,073
159	First Republic Bank/CA	11,513
383	FirstMerit Corp.	8,686
422	FNB Corp./PA	5,651
594	FNF Group	20,760
915	Franklin Resources, Inc.	34,175
455	Fulton Financial Corp.	6,484
655	General Growth Properties, Inc. (REIT)	17,600
13,010	Genworth Financial, Inc., Class A*	48,137
197	GEO Group, Inc. (The) (REIT)	6,552
1,272	Goldman Sachs Group, Inc. (The)	202,859
278	Hancock Holding Co.	7,642
113	Hanover Insurance Group, Inc. (The)	9,795
1,538	Hartford Financial Services Group, Inc. (The)	69,471
471	Hatteras Financial Corp. (REIT)	7,578
1,164	HCP, Inc. (REIT)	38,261
176	Healthcare Realty Trust, Inc. (REIT)	5,595
182	Healthcare Trust of America, Inc., Class A (REIT)	5,493
161	Highwoods Properties, Inc. (REIT)	7,834
561	Hospitality Properties Trust (REIT)	14,362
1,638	Host Hotels & Resorts, Inc. (REIT)	25,225
2,074	Huntington Bancshares, Inc./OH	21,673
88	Intercontinental Exchange, Inc.	23,859
971	Invesco Ltd.	30,489
651	Invesco Mortgage Capital, Inc. (REIT)	9,361
517	Investors Bancorp, Inc.	6,189
622	Iron Mountain, Inc. (REIT)	22,852
382	Janus Capital Group, Inc.	5,799
77	Jones Lang LaSalle, Inc.	9,075
10,768	JPMorgan Chase & Co.	702,827
191	Kemper Corp.	6,171
2,462	KeyCorp	31,563
127	Kilroy Realty Corp. (REIT)	8,020
544	Kimco Realty Corp. (REIT)	15,330
86	Lamar Advertising Co., Class A (REIT)	5,594
263	LaSalle Hotel Properties (REIT)	6,078
327	Legg Mason, Inc.	11,282
1,312	Leucadia National Corp.	23,747
757	Lexington Realty Trust (REIT)	7,154
384	Liberty Property Trust (REIT)	14,331
1,023	Lincoln National Corp.	46,905
1,111	Loews Corp.	44,973
319	LPL Financial Holdings, Inc.	8,897
270	M&T Bank Corp.	32,265
212	Macerich Co. (The) (REIT)	16,180
401	Mack-Cali Realty Corp. (REIT)	10,522
20	Markel Corp.*	19,060
716	Marsh & McLennan Cos., Inc.	47,306
1,384	MBIA, Inc.*	9,965
85	Mercury General Corp.	4,468
4,027	MetLife, Inc.	183,430
1,263	MFA Financial, Inc. (REIT)	9,106
95	Mid-America Apartment Communities, Inc. (REIT)	9,784
137	Moody’s Corp.	13,514
4,099	Morgan Stanley	112,190
76	MSCI, Inc.	6,064
192	Nasdaq, Inc.	12,674
155	National Retail Properties, Inc. (REIT)	7,026
2,796	Navient Corp.	38,333
677	New Residential Investment Corp. (REIT)	9,194
1,519	New York Community Bancorp, Inc.	23,909
446	Northern Trust Corp.	33,049
640	NorthStar Realty Finance Corp. (REIT)	8,640
745	Old Republic International Corp.	14,274
168	Omega Healthcare Investors, Inc. (REIT)	5,363
422	Outfront Media, Inc. (REIT)	9,385
183	PacWest Bancorp	7,627
350	Paramount Group, Inc. (REIT)	5,733
421	PennyMac Mortgage Investment Trust (REIT)	6,479
969	People’s United Financial, Inc.	15,388
852	PHH Corp.*	12,167
494	Piedmont Office Realty Trust, Inc., Class A (REIT)	9,905
1,330	PNC Financial Services Group, Inc. (The)	119,354
492	Popular, Inc.	15,419
881	Principal Financial Group, Inc.	39,257
151	ProAssurance Corp.	7,926
1,378	Progressive Corp. (The)	45,887
894	Prologis, Inc. (REIT)	42,492
150	Prosperity Bancshares, Inc.	8,078
1,944	Prudential Financial, Inc.	154,062
91	Public Storage (REIT)	23,088
231	Raymond James Financial, Inc.	12,952
398	Rayonier, Inc. (REIT)	10,320
366	Realogy Holdings Corp.*	12,005
216	Realty Income Corp. (REIT)	12,979
107	Regency Centers Corp. (REIT)	8,196
4,716	Regions Financial Corp.	46,358
240	Reinsurance Group of America, Inc.	23,794
78	RenaissanceRe Holdings Ltd.	9,010
558	Retail Properties of America, Inc., Class A (REIT)	8,844
83	RLI Corp.	5,487
352	RLJ Lodging Trust (REIT)	7,212
98	Ryman Hospitality Properties, Inc. (REIT)	4,808
250	S&P Global, Inc.	27,953
778	Santander Consumer USA Holdings, Inc.*	10,005
700	Senior Housing Properties Trust (REIT)	13,076
49	Signature Bank/NY*	6,615
274	Simon Property Group, Inc. (REIT)	54,153
165	SL Green Realty Corp. (REIT)	16,724
2,811	SLM Corp.*	19,312
661	Spirit Realty Capital, Inc. (REIT)	7,568
551	Starwood Property Trust, Inc. (REIT)	11,362
938	State Street Corp.	59,150
215	Stifel Financial Corp.*	8,123
385	Sunstone Hotel Investors, Inc. (REIT)	4,635
1,555	SunTrust Banks, Inc.	68,140
101	SVB Financial Group*	11,130
2,278	Synchrony Financial*	71,074
265	Synovus Financial Corp.	8,525
375	T. Rowe Price Group, Inc.	28,898
102	Taubman Centers, Inc. (REIT)	6,994

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
484	TCF Financial Corp.	$6,955
283	TD Ameritrade Holding Corp.	9,246
285	Torchmark Corp.	17,565
1,006	Travelers Cos., Inc. (The)	114,825
1,113	Two Harbors Investment Corp. (REIT)	9,438
3,514	U.S. Bancorp	150,469
317	UDR, Inc. (REIT)	11,422
495	Umpqua Holdings Corp.	7,915
967	Unum Group	35,702
221	Validus Holdings Ltd.	10,761
696	Valley National Bancorp	6,633
583	Ventas, Inc. (REIT)	38,670
1,739	VEREIT, Inc. (REIT)	16,677
281	Vornado Realty Trust (REIT)	26,841
1,149	Voya Financial, Inc.	37,756
262	W. R. Berkley Corp.	14,942
274	Waddell & Reed Financial, Inc., Class A	5,855
241	Washington Federal, Inc.	6,023
171	Webster Financial Corp.	6,696
184	Weingarten Realty Investors (REIT)	6,924
11,291	Wells Fargo & Co.	572,680
617	Welltower, Inc. (REIT)	42,517
1,987	Weyerhaeuser Co. (REIT)	62,591
118	Willis Towers Watson PLC	15,106
149	WP Carey, Inc. (REIT)	9,552
659	WP Glimcher, Inc. (REIT)	6,735
332	Xenia Hotels & Resorts, Inc. (REIT)	5,352
708	XL Group PLC	24,320
590	Zions Bancorp.	16,532
		8,599,985
	Health Care — 9.7%

2,309	Abbott Laboratories	91,506
1,376	AbbVie, Inc.	86,592
690	Aetna, Inc.	78,129
347	Agilent Technologies, Inc.	15,924
91	Alere, Inc.*	3,908
64	Alexion Pharmaceuticals, Inc.*	9,658
200	Allergan PLC*	47,150
906	AmerisourceBergen Corp.	67,932
694	Amgen, Inc.	109,617
76	Amsurg Corp.*	5,684
851	Anthem, Inc.	112,468
340	Baxalta, Inc.	15,378
870	Baxter International, Inc.	37,549
221	Becton, Dickinson and Co.	36,785
152	Biogen, Inc.*	44,039
36	Bio-Rad Laboratories, Inc., Class A*	5,359
1	Bio-Rad Laboratories, Inc., Class B*	148
1,018	Boston Scientific Corp.*	23,119
1,848	Bristol-Myers Squibb Co.	132,502
690	Brookdale Senior Living, Inc.*	12,379
55	C.R. Bard, Inc.	12,047
1,242	Cardinal Health, Inc.	98,056
274	Celgene Corp.*	28,912
224	Centene Corp.*	13,966
215	Cerner Corp.*	11,956
344	Cigna Corp.	44,070
1,640	Community Health Systems, Inc.*	22,042
42	Cooper Cos., Inc. (The)	6,838
438	DaVita HealthCare Partners, Inc.*	33,866
141	DENTSPLY SIRONA, Inc.	8,765
104	Edwards Lifesciences Corp.*	10,244
1,526	Eli Lilly & Co.	114,496
133	Endo International PLC*	2,103
402	Envision Healthcare Holdings, Inc.*	9,974
1,988	Express Scripts Holding Co.*	150,193
851	Gilead Sciences, Inc.	74,088
221	Halyard Health, Inc.*	6,871
1,045	HCA Holdings, Inc.*	81,531
157	HealthSouth Corp.	6,330
109	Henry Schein, Inc.*	18,937
225	Hologic, Inc.*	7,742
327	Humana, Inc.	56,411
37	Illumina, Inc.*	5,359
193	IMS Health Holdings, Inc.*	5,039
22	Intuitive Surgical, Inc.*	13,964
4,011	Johnson & Johnson	452,000
763	Kindred Healthcare, Inc.	9,057
159	Laboratory Corp. of America Holdings*	20,344
146	LifePoint Health, Inc.*	9,678
118	Magellan Health, Inc.*	7,817
181	Mallinckrodt PLC*	11,468
840	McKesson Corp.	153,838
122	MEDNAX, Inc.*	8,351
1,697	Medtronic PLC	136,575
5,786	Merck & Co., Inc.	325,520
17	Mettler-Toledo International, Inc.*	6,380
108	Molina Healthcare, Inc.*	5,230
394	Mylan N.V.*	17,076
249	Owens & Minor, Inc.	9,285
149	Patterson Cos., Inc.	7,273
1,505	PDL BioPharma, Inc.	5,403
128	PerkinElmer, Inc.	7,008
137	Perrigo Co. PLC	13,130
13,655	Pfizer, Inc.	473,828
317	Quest Diagnostics, Inc.	24,463
127	Quintiles Transnational Holdings, Inc.*	8,622
410	Quorum Health Corp.*	5,433
16	Regeneron Pharmaceuticals, Inc.*	6,383
106	ResMed, Inc.	6,260
600	Select Medical Holdings Corp.*	7,602
412	St. Jude Medical, Inc.	32,284
76	STERIS PLC	5,277
267	Stryker Corp.	29,680
47	Teleflex, Inc.	7,572
777	Tenet Healthcare Corp.*	22,486
381	Thermo Fisher Scientific, Inc.	57,824
41	United Therapeutics Corp.*	4,882
1,617	UnitedHealth Group, Inc.	216,144
136	Universal Health Services, Inc., Class B	18,341
118	Varian Medical Systems, Inc.*	9,769
88	VCA, Inc.*	5,714
66	Waters Corp.*	9,078
139	WellCare Health Plans, Inc.*	14,097
179	Zimmer Biomet Holdings, Inc.	21,858
322	Zoetis, Inc.	15,269
		3,987,925
	Industrials — 9.9%

779	3M Co.	131,121
182	ABM Industries, Inc.	6,219
23	Acuity Brands, Inc.	5,958
468	AECOM*	15,028
480	AerCap Holdings N.V.*	18,763
328	AGCO Corp.	17,033
174	Air Lease Corp.	5,229
313	Allison Transmission Holdings, Inc.	8,792
212	American Airlines Group, Inc.	6,765
251	AMETEK, Inc.	12,003
165	Armstrong Flooring, Inc.*	2,737
332	Armstrong World Industries, Inc.*	13,728
737	Avis Budget Group, Inc.*	22,110
1,168	Boeing Co. (The)	147,343

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
174	Brink’s Co. (The)	$5,072
272	C.H. Robinson Worldwide, Inc.	20,395
86	Carlisle Cos., Inc.	8,929
2,107	Caterpillar, Inc.	152,779
355	Chicago Bridge & Iron Co. N.V.	13,575
118	Cintas Corp.	11,186
141	Clean Harbors, Inc.*	7,260
333	Colfax Corp.*	9,021
434	Covanta Holding Corp.	7,235
105	Crane Co.	6,027
2,284	CSX Corp.	60,366
443	Cummins, Inc.	50,710
79	Curtiss-Wright Corp.	6,574
587	Danaher Corp.	57,737
1,015	Deere & Co.	83,524
301	Delta Air Lines, Inc.	13,081
94	Deluxe Corp.	6,122
203	Donaldson Co., Inc.	6,803
338	Dover Corp.	22,562
58	Dun & Bradstreet Corp. (The)	7,360
1,051	Eaton Corp. PLC	64,773
153	EMCOR Group, Inc.	7,275
1,653	Emerson Electric Co.	85,989
95	EnerSys	5,711
96	Equifax, Inc.	12,070
232	Essendant, Inc.	7,143
121	Esterline Technologies Corp.*	8,157
275	Expeditors International of Washington, Inc.	13,351
325	Fastenal Co.	14,960
567	FedEx Corp.	93,538
269	Flowserve Corp.	12,947
643	Fluor Corp.	33,938
153	Fortune Brands Home & Security, Inc.	8,977
131	FTI Consulting, Inc.*	5,482
130	GATX Corp.	5,963
196	Generac Holdings, Inc.*	7,430
774	General Cable Corp.	10,573
537	General Dynamics Corp.	76,184
19,670	General Electric Co.	594,624
121	Genesee & Wyoming, Inc., Class A*	7,268
875	Harsco Corp.	5,758
426	HD Supply Holdings, Inc.*	15,038
4,000	Hertz Global Holdings, Inc.*	38,760
123	Hexcel Corp.	5,371
1,016	Honeywell International, Inc.	115,651
127	Hub Group, Inc., Class A*	5,083
97	Hubbell, Inc.	10,308
73	Huntington Ingalls Industries, Inc.	11,199
90	IDEX Corp.	7,501
68	IHS, Inc., Class A*	8,359
502	Illinois Tool Works, Inc.	53,227
498	Ingersoll-Rand PLC	33,271
141	ITT, Inc.	5,007
109	J.B. Hunt Transport Services, Inc.	9,017
578	Jacobs Engineering Group, Inc.*	29,299
1,026	Joy Global, Inc.	17,473
144	Kansas City Southern	13,406
205	KAR Auction Services, Inc.	8,413
767	KBR, Inc.	11,160
365	Kennametal, Inc.	8,935
154	Kirby Corp.*	10,792
250	KLX, Inc.*	8,223
243	L-3 Communications Holdings, Inc.	33,342
96	Lincoln Electric Holdings, Inc.	5,777
476	Lockheed Martin Corp.	112,446
349	Manitowoc Co., Inc. (The)	1,989
225	Manitowoc Foodservice, Inc.*	3,706
298	ManpowerGroup, Inc.	23,766
382	Masco Corp.	12,469
392	MasTec, Inc.*	9,016
691	Meritor, Inc.*	6,108
123	Moog, Inc., Class A*	6,633
993	MRC Global, Inc.*	14,091
84	MSC Industrial Direct Co., Inc., Class A	6,296
939	Navistar International Corp.*	10,564
395	Nielsen Holdings PLC	21,089
776	Norfolk Southern Corp.	65,231
309	Northrop Grumman Corp.	65,715
549	NOW, Inc.*	9,520
109	Old Dominion Freight Line, Inc.*	7,014
69	Orbital ATK, Inc.	6,005
324	Oshkosh Corp.	14,875
245	Owens Corning	12,512
856	PACCAR, Inc.	47,722
309	Parker-Hannifin Corp.	35,486
320	Pentair PLC	19,277
832	Pitney Bowes, Inc.	15,500
852	Quanta Services, Inc.*	20,474
1,325	R.R. Donnelley & Sons Co.	21,584
508	Raytheon Co.	65,872
119	Regal Beloit Corp.	6,798
634	Republic Services, Inc.	30,610
272	Rexnord Corp.*	5,641
201	Robert Half International, Inc.	8,360
188	Rockwell Automation, Inc.	21,817
171	Rockwell Collins, Inc.	15,116
80	Roper Technologies, Inc.	13,686
241	Rush Enterprises, Inc., Class A*	5,307
258	Ryder System, Inc.	17,962
198	Sensata Technologies Holding N.V.*	7,322
66	Snap-on, Inc.	10,680
191	Southwest Airlines Co.	8,114
216	Spirit AeroSystems Holdings, Inc., Class A*	10,105
433	SPX FLOW, Inc.*	12,977
314	Stanley Black & Decker, Inc.	35,539
72	Stericycle, Inc.*	7,055
298	Swift Transportation Co.*	4,643
428	TAL International Group, Inc.*	6,146
72	Teledyne Technologies, Inc.*	7,065
396	Terex Corp.	8,387
605	Textron, Inc.	23,026
219	Timken Co. (The)	7,282
78	TransDigm Group, Inc.*	20,556
568	Trinity Industries, Inc.	10,258
270	Triumph Group, Inc.	10,187
666	Tyco International PLC	28,385
1,385	Union Pacific Corp.	116,603
256	United Continental Holdings, Inc.*	11,543
1,104	United Parcel Service, Inc., Class B	113,811
289	United Rentals, Inc.*	20,135
1,804	United Technologies Corp.	181,446
49	Valmont Industries, Inc.	6,778
81	Verisk Analytics, Inc.*	6,431
88	W.W. Grainger, Inc.	20,095
69	WABCO Holdings, Inc.*	7,445
71	Wabtec Corp.	5,494
895	Waste Management, Inc.	54,550
45	Watsco, Inc.	6,040
247	WESCO International, Inc.*	14,408
250	Xylem, Inc.	11,165
635	YRC Worldwide, Inc.*	5,848
		4,075,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 12.1%

739	Accenture PLC, Class A	$87,919
726	Activision Blizzard, Inc.	28,503
260	Adobe Systems, Inc.*	25,862
3,028	Advanced Micro Devices, Inc.*	13,838
166	Akamai Technologies, Inc.*	9,060
70	Alliance Data Systems Corp.*	15,553
185	Alphabet, Inc., Class A*	138,537
186	Alphabet, Inc., Class C*	136,844
178	Amdocs Ltd.	10,322
1,039	Amkor Technology, Inc.*	6,556
250	Amphenol Corp., Class A	14,680
418	Analog Devices, Inc.	24,453
198	Anixter International, Inc.*	11,920
69	ANSYS, Inc.*	6,148
6,046	Apple, Inc.	603,754
1,902	Applied Materials, Inc.	46,447
588	Arrow Electronics, Inc.*	37,997
163	Autodesk, Inc.*	9,498
484	Automatic Data Processing, Inc.	42,515
717	Avnet, Inc.	29,419
240	Benchmark Electronics, Inc.*	4,975
472	Booz Allen Hamilton Holding Corp.	13,815
103	Broadcom Ltd.	15,899
127	Broadridge Financial Solutions, Inc.	8,152
572	Brocade Communications Systems, Inc.	5,182
684	CA, Inc.	22,107
75	CACI International, Inc., Class A*	7,558
229	Cadence Design Systems, Inc.*	5,661
165	CDK Global, Inc.	9,124
285	CDW Corp.	12,130
102	Check Point Software Technologies Ltd.*	8,667
7,812	Cisco Systems, Inc.	226,939
138	Citrix Systems, Inc.*	11,719
517	Cognizant Technology Solutions Corp., Class A*	31,764
282	CommScope Holding Co., Inc.*	8,784
441	Computer Sciences Corp.	21,697
2,854	Corning, Inc.	59,620
219	Cree, Inc.*	5,274
364	CSRA, Inc.	9,016
229	Diebold, Inc.	5,920
55	DST Systems, Inc.	6,651
1,096	eBay, Inc.*	26,808
157	EchoStar Corp., Class A*	6,286
170	Electronic Arts, Inc.*	13,047
2,957	EMC Corp.	82,648
65	F5 Networks, Inc.*	7,163
571	Facebook, Inc., Class A*	67,841
241	Fairchild Semiconductor International, Inc.*	4,789
420	Fidelity National Information Services, Inc.	31,193
155	First Solar, Inc.*	7,696
192	Fiserv, Inc.*	20,223
48	FleetCor Technologies, Inc.*	7,147
3,504	Flextronics International Ltd.*	43,625
191	FLIR Systems, Inc.	5,950
207	Genpact Ltd.*	5,835
202	Harris Corp.	15,912
9,045	Hewlett Packard Enterprise Co.	167,061
8,259	HP, Inc.	110,505
141	IAC/InterActiveCorp	7,879
1,264	Ingram Micro, Inc., Class A	43,772
11,123	Intel Corp.	351,376
2,304	International Business Machines Corp.	354,217
154	Intuit, Inc.	16,426
895	Jabil Circuit, Inc.	17,077
496	Juniper Networks, Inc.	11,611
350	Keysight Technologies, Inc.*	10,721
250	KLA-Tencor Corp.	18,232
163	Lam Research Corp.	13,498
175	Leidos Holdings, Inc.	8,645
274	Lexmark International, Inc., Class A	10,374
277	Linear Technology Corp.	13,108
54	LinkedIn Corp., Class A*	7,371
1,307	Marvell Technology Group Ltd.	13,371
390	MasterCard, Inc., Class A	37,401
460	Maxim Integrated Products, Inc.	17,462
324	Microchip Technology, Inc.	16,744
4,195	Micron Technology, Inc.*	53,360
8,309	Microsoft Corp.	440,377
257	Motorola Solutions, Inc.	17,802
542	NCR Corp.*	16,737
627	NetApp, Inc.	16,007
299	Nuance Communications, Inc.*	4,999
435	NVIDIA Corp.	20,323
141	NXP Semiconductors N.V.*	13,323
1,009	ON Semiconductor Corp.*	9,858
4,345	Oracle Corp.	174,669
388	Paychex, Inc.	21,037
734	PayPal Holdings, Inc.*	27,738
305	Qorvo, Inc.*	15,546
2,771	QUALCOMM, Inc.	152,183
76	Red Hat, Inc.*	5,887
164	salesforce.com, Inc.*	13,728
491	Sanmina Corp.*	13,154
126	ScanSource, Inc.*	4,836
103	Science Applications International Corp.	5,621
1,032	Seagate Technology PLC	23,282
100	Skyworks Solutions, Inc.	6,676
1,717	Symantec Corp.	29,807
87	SYNNEX Corp.	7,926
198	Synopsys, Inc.*	10,231
694	TE Connectivity Ltd.	41,640
409	Tech Data Corp.*	30,908
362	Teradata Corp.*	10,259
295	Teradyne, Inc.	5,844
1,282	Texas Instruments, Inc.	77,689
157	Total System Services, Inc.	8,431
334	Trimble Navigation Ltd.*	8,544
494	Unisys Corp.*	4,169
96	Vantiv, Inc., Class A*	5,162
66	VeriSign, Inc.*	5,640
919	Visa, Inc., Class A	72,546
488	Vishay Intertechnology, Inc.	6,324
694	Western Digital Corp.	32,303
1,044	Western Union Co. (The)	20,306
5,070	Xerox Corp.	50,548
307	Xilinx, Inc.	14,549
2,182	Yahoo!, Inc.*	82,785
		4,976,247
	Materials — 4.0%

311	Air Products & Chemicals, Inc.	44,361
2,172	AK Steel Holding Corp.*	9,296
147	Albemarle Corp.	11,539
4,879	Alcoa, Inc.	45,228
825	Allegheny Technologies, Inc.	10,213
85	AptarGroup, Inc.	6,567
153	Ashland, Inc.	17,344
182	Avery Dennison Corp.	13,537

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
245	Axalta Coating Systems Ltd.*	$6,897
388	Axiall Corp.	9,036
216	Ball Corp.	15,617
232	Bemis Co., Inc.	11,679
243	Berry Plastics Group, Inc.*	9,518
172	Cabot Corp.	7,862
157	Carpenter Technology Corp.	5,030
245	Celanese Corp.	17,268
735	CF Industries Holdings, Inc.	20,330
3,515	Chemours Co. (The)	30,616
238	Chemtura Corp.*	6,350
4,032	Cliffs Natural Resources, Inc.*	17,257
610	Commercial Metals Co.	10,474
68	Compass Minerals International, Inc.	5,301
1,049	Constellium N.V., Class A*	5,266
327	Crown Holdings, Inc.*	17,060
364	Domtar Corp.	14,065
2,758	Dow Chemical Co. (The)	141,651
1,734	E.I. du Pont de Nemours & Co.	113,421
339	Eastman Chemical Co.	24,869
268	Ecolab, Inc.	31,420
248	FMC Corp.	11,777
14,383	Freeport-McMoRan, Inc.	159,364
758	Graphic Packaging Holding Co.	10,157
1,276	Huntsman Corp.	19,051
88	Ingevity Corp.*	2,569
92	International Flavors & Fragrances, Inc.	11,868
1,516	International Paper Co.	63,915
1,188	LyondellBasell Industries N.V., Class A	96,656
76	Martin Marietta Materials, Inc.	14,367
631	Monsanto Co.	70,969
1,598	Mosaic Co. (The)	40,318
16	NewMarket Corp.	6,480
1,699	Newmont Mining Corp.	55,065
1,121	Nucor Corp.	54,380
377	Olin Corp.	8,675
1,080	Owens-Illinois, Inc.*	20,412
228	Packaging Corp. of America	15,556
190	PolyOne Corp.	7,119
374	PPG Industries, Inc.	40,272
479	Praxair, Inc.	52,623
255	Reliance Steel & Aluminum Co.	18,959
254	RPM International, Inc.	12,748
244	Sealed Air Corp.	11,331
80	Sensient Technologies Corp.	5,458
60	Sherwin-Williams Co. (The)	17,465
91	Silgan Holdings, Inc.	4,654
247	Sonoco Products Co.	11,774
560	Southern Copper Corp.	14,588
759	Steel Dynamics, Inc.	18,740
2,504	United States Steel Corp.	36,233
109	Valspar Corp. (The)	11,807
112	Vulcan Materials Co.	13,076
527	WestRock Co.	20,874
95	WR Grace & Co.	7,376
		1,645,748
	Telecommunication Services — 3.2%

17,449	AT&T, Inc.	683,128
3,176	CenturyLink, Inc.	86,133
6,975	Frontier Communications Corp.	36,061
386	Level 3 Communications, Inc.*	20,825
522	Telephone & Data Systems, Inc.	15,028
503	T-Mobile US, Inc.*	21,508
8,672	Verizon Communications, Inc.	441,405
1,336	Windstream Holdings, Inc.	11,209
		1,315,297
	Utilities — 4.6%

4,191	AES Corp.	46,478
247	AGL Resources, Inc.	16,253
103	ALLETE, Inc.	5,947
485	Alliant Energy Corp.	17,969
705	Ameren Corp.	34,933
1,262	American Electric Power Co., Inc.	81,689
288	American Water Works Co., Inc.	21,341
180	Aqua America, Inc.	5,816
197	Atmos Energy Corp.	14,361
170	Avista Corp.	6,837
107	Black Hills Corp.	6,478
1,565	Calpine Corp.*	23,162
1,679	CenterPoint Energy, Inc.	37,828
598	CMS Energy Corp.	25,008
827	Consolidated Edison, Inc.	60,586
1,125	Dominion Resources, Inc.	81,281
473	DTE Energy Co.	42,892
1,886	Duke Energy Corp.	147,542
962	Dynegy, Inc.*	18,124
807	Edison International	57,805
733	Entergy Corp.	55,649
625	Eversource Energy	34,525
3,633	Exelon Corp.	124,503
1,927	FirstEnergy Corp.	63,225
439	Great Plains Energy, Inc.	12,810
334	Hawaiian Electric Industries, Inc.	10,965
94	IDACORP, Inc.	6,882
150	ITC Holdings Corp.	6,678
780	MDU Resources Group, Inc.	17,839
216	National Fuel Gas Co.	11,880
177	New Jersey Resources Corp.	6,222
783	NextEra Energy, Inc.	94,054
489	NiSource, Inc.	11,668
92	NorthWestern Corp.	5,332
2,952	NRG Energy, Inc.	48,354
565	OGE Energy Corp.	17,057
97	ONE Gas, Inc.	5,689
1,270	PG&E Corp.	76,302
107	Piedmont Natural Gas Co., Inc.	6,427
297	Pinnacle West Capital Corp.	21,856
208	PNM Resources, Inc.	6,831
219	Portland General Electric Co.	9,018
1,700	PPL Corp.	65,518
1,379	Public Service Enterprise Group, Inc.	61,710
328	Questar Corp.	8,269
312	SCANA Corp.	21,812
495	Sempra Energy	53,024
2,280	Southern Co. (The)	112,723
119	Southwest Gas Corp.	8,262
70	Spire, Inc.	4,451
530	TECO Energy, Inc.	14,596
445	UGI Corp.	19,099
213	Vectren Corp.	10,582
394	WEC Energy Group, Inc.	23,695
308	Westar Energy, Inc.	17,350
107	WGL Holdings, Inc.	6,980
1,221	Xcel Energy, Inc.	50,513
		1,884,680
	Total Common Stocks (Cost $37,629,519)	39,426,864

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.1%
$3,722,557	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $3,722,586	$3,722,557
	Total Repurchase Agreements (Cost $3,722,557)	3,722,557

	Total Investment Securities (Cost $41,352,076) — 105.1%	43,149,421
	Liabilities in excess of other assets — (5.1%)	(2,090,396)
	Net Assets — 100.0%	$41,059,025

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $6,666,024.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,728,876
Aggregate gross unrealized depreciation	(894,682)
Net unrealized appreciation	$834,194
Federal income tax cost of investments	$42,315,227

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(40,706,592)	01/08/18	Deutsche Bank AG	(0.36)%	Russell 1000 Index	$(2,822,449)	$2,618,730	$203,719	$—
(1,278,438)	11/06/17	Societe Generale	(0.14)%	Russell 1000 Index	(110,180)
2,599,991	11/06/17	Societe Generale	0.64%	FTSE RAFI US 1000 Index	453,037
1,321,553					342,857	—	(300,000)	42,857
$(39,385,039)					$(2,479,592)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 74.6%
	Consumer Discretionary — 9.4%

4,496	Advance Auto Parts, Inc.	$691,665
23,657	Amazon.com, Inc.*	17,099,043
4,538	AutoNation, Inc.*	228,897
1,857	AutoZone, Inc.*	1,415,405
10,019	Bed Bath & Beyond, Inc.*	448,350
17,264	Best Buy Co., Inc.	555,383
13,392	BorgWarner, Inc.	455,730
13,639	Cablevision Systems Corp., Class A	473,000
11,999	CarMax, Inc.*	643,866
27,609	Carnival Corp.	1,318,054
25,852	CBS Corp. (Non-Voting), Class B	1,427,030
1,846	Chipotle Mexican Grill, Inc.*	815,858
17,020	Coach, Inc.	670,928
149,089	Comcast Corp., Class A	9,437,334
20,161	D.R. Horton, Inc.	616,120
7,071	Darden Restaurants, Inc.	479,626
17,009	Delphi Automotive PLC	1,155,932
9,199	Discovery Communications, Inc., Class A*	256,192
14,584	Discovery Communications, Inc., Class C*	390,414
17,824	Dollar General Corp.	1,602,378
14,394	Dollar Tree, Inc.*	1,303,233
7,266	Expedia, Inc.	808,270
8,409	Foot Locker, Inc.	470,231
238,895	Ford Motor Co.	3,222,694
13,866	Gap, Inc. (The)	249,449
7,211	Garmin Ltd.	306,612
86,129	General Motors Co.	2,694,115
9,163	Genuine Parts Co.	888,078
16,368	Goodyear Tire & Rubber Co. (The)	457,813
14,455	H&R Block, Inc.	308,759
23,999	Hanesbrands, Inc.	649,653
11,280	Harley-Davidson, Inc.	523,279
4,358	Harman International Industries, Inc.	340,970
6,886	Hasbro, Inc.	601,079
77,698	Home Depot, Inc. (The)	10,265,460
24,639	Interpublic Group of Cos., Inc. (The)	588,872
5	Interval Leisure Group, Inc.	66
39,726	Johnson Controls, Inc.	1,753,903
11,636	Kohl’s Corp.	419,361
15,609	L Brands, Inc.	1,069,997
8,310	Leggett & Platt, Inc.	417,661
11,032	Lennar Corp., Class A	502,728
18,768	LKQ Corp.*	620,658
56,071	Lowe’s Cos., Inc.	4,492,969
19,016	Macy’s, Inc.	631,521
11,654	Marriott International, Inc., Class A	769,630
20,829	Mattel, Inc.	664,029
55,250	McDonald’s Corp.	6,743,815
11,001	Michael Kors Holdings Ltd.*	469,963
3,892	Mohawk Industries, Inc.*	765,517
26,237	Netflix, Inc.*	2,691,129
27,985	Newell Brands, Inc.	1,334,605
23,282	News Corp., Class A	278,453
6,600	News Corp., Class B	81,444
82,722	NIKE, Inc., Class B	4,567,909
7,870	Nordstrom, Inc.	298,903
14,686	Omnicom Group, Inc.	1,223,784
5,951	O’Reilly Automotive, Inc.*	1,573,623
3,040	Priceline Group, Inc. (The)*	3,843,563
19,475	PulteGroup, Inc.	365,351
5,019	PVH Corp.	470,782
3,556	Ralph Lauren Corp.	335,437
24,821	Ross Stores, Inc.	1,325,441
10,388	Royal Caribbean Cruises Ltd.	803,927
5,815	Scripps Networks Interactive, Inc., Class A	374,137
4,878	Signet Jewelers Ltd.	482,776
39,569	Staples, Inc.	348,207
90,580	Starbucks Corp.	4,971,936
10,336	Starwood Hotels & Resorts Worldwide, Inc.	758,972
36,903	Target Corp.	2,538,188
13,461	TEGNA, Inc.	309,065
6,837	Tiffany & Co.	423,621
48,419	Time Warner, Inc.	3,663,382
41,029	TJX Cos., Inc. (The)	3,123,127
8,198	Tractor Supply Co.	787,828
6,976	TripAdvisor, Inc.*	472,554
68,592	Twenty-First Century Fox, Inc., Class A	1,980,937
26,423	Twenty-First Century Fox, Inc., Class B	772,609
3,898	Ulta Salon Cosmetics & Fragrance, Inc.*	908,273
11,130	Under Armour, Inc., Class A*	419,935
11,130	Under Armour, Inc., Class C*	389,216
5,317	Urban Outfitters, Inc.*	151,694
20,814	VF Corp.	1,297,128
21,226	Viacom, Inc., Class B	941,798
91,976	Walt Disney Co. (The)	9,125,859
4,732	Whirlpool Corp.	826,302
6,899	Wyndham Worldwide Corp.	464,924
4,985	Wynn Resorts Ltd.	479,457
25,044	Yum! Brands, Inc.	2,055,862
		140,443,728
	Consumer Staples — 7.5%

119,981	Altria Group, Inc.	7,635,591
36,477	Archer-Daniels-Midland Co.	1,560,121
6,161	Brown-Forman Corp., Class B	604,209
11,013	Campbell Soup Co.	667,057
7,955	Church & Dwight Co., Inc.	783,408
7,937	Clorox Co. (The)	1,020,222
238,773	Coca-Cola Co. (The)	10,649,276
54,700	Colgate-Palmolive Co.	3,851,427
26,597	ConAgra Foods, Inc.	1,215,483
10,776	Constellation Brands, Inc., Class A	1,650,344
26,943	Costco Wholesale Corp.	4,008,310
67,310	CVS Health Corp.	6,492,049
11,479	Dr. Pepper Snapple Group, Inc.	1,049,181
13,600	Estee Lauder Cos., Inc. (The), Class A	1,248,208
36,363	General Mills, Inc.	2,282,869
8,788	Hershey Co. (The)	815,966
16,560	Hormel Foods Corp.	569,830
7,330	J.M. Smucker Co. (The)	946,670
15,449	Kellogg Co.	1,148,942
22,119	Kimberly-Clark Corp.	2,809,998
36,430	Kraft Heinz Co. (The)	3,030,612
59,733	Kroger Co. (The)	2,136,052
7,068	McCormick & Co., Inc. (Non-Voting)	686,091
11,422	Mead Johnson Nutrition Co.	939,802
11,268	Molson Coors Brewing Co., Class B	1,117,560
96,135	Mondelez International, Inc., Class A	4,277,046
9,204	Monster Beverage Corp.*	1,380,600
88,566	PepsiCo, Inc.	8,960,222
94,945	Philip Morris International, Inc.	9,369,173
162,543	Procter & Gamble Co. (The)	13,172,485
50,727	Reynolds American, Inc.	2,521,132
32,176	Sysco Corp.	1,547,987
17,961	Tyson Foods, Inc., Class A	1,145,553
52,885	Walgreens Boots Alliance, Inc.	4,093,299
96,139	Wal-Mart Stores, Inc.	6,804,718

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,889	Whole Foods Market, Inc.	$643,409
		112,834,902
	Energy — 5.3%

31,156	Anadarko Petroleum Corp.	1,615,750
23,187	Apache Corp.	1,324,905
26,833	Baker Hughes, Inc.	1,244,515
28,068	Cabot Oil & Gas Corp.	672,790
142	California Resources Corp.	216
31,702	Chesapeake Energy Corp.*	136,002
115,393	Chevron Corp.	11,654,693
5,812	Cimarex Energy Co.	675,819
24,506	Columbia Pipeline Group, Inc.	625,883
7,918	Concho Resources, Inc.*	960,770
75,748	ConocoPhillips	3,317,005
31,274	Devon Energy Corp.	1,128,679
3,946	Diamond Offshore Drilling, Inc.	101,886
33,690	EOG Resources, Inc.	2,741,018
10,425	EQT Corp.	763,631
254,465	Exxon Mobil Corp.	22,652,474
13,905	FMC Technologies, Inc.*	378,633
52,601	Halliburton Co.	2,218,710
6,613	Helmerich & Payne, Inc.	404,385
16,225	Hess Corp.	972,364
112,132	Kinder Morgan, Inc.	2,027,347
51,692	Marathon Oil Corp.	675,615
32,427	Marathon Petroleum Corp.	1,129,432
9,912	Murphy Oil Corp.	306,380
23,028	National Oilwell Varco, Inc.	758,773
12,139	Newfield Exploration Co.*	494,907
26,274	Noble Energy, Inc.	939,296
46,809	Occidental Petroleum Corp.	3,531,271
12,868	ONEOK, Inc.	556,541
28,766	Phillips 66	2,311,636
9,999	Pioneer Natural Resources Co.	1,603,040
10,388	Range Resources Corp.	442,425
85,197	Schlumberger Ltd.	6,500,531
23,872	Southwestern Energy Co.*	326,330
41,142	Spectra Energy Corp.	1,310,784
7,305	Tesoro Corp.	570,374
20,973	Transocean Ltd.	205,326
28,826	Valero Energy Corp.	1,576,782
41,820	Williams Cos., Inc. (The)	926,731
		79,783,649
	Financials — 12.1%

3,306	Affiliated Managers Group, Inc.*	573,657
25,737	Aflac, Inc.	1,787,692
23,187	Allstate Corp. (The)	1,565,354
50,217	American Express Co.	3,302,270
70,436	American International Group, Inc.	4,076,836
25,972	American Tower Corp. (REIT)	2,747,318
10,349	Ameriprise Financial, Inc.	1,052,183
16,548	Aon PLC	1,808,200
9,600	Apartment Investment & Management Co., Class A (REIT)	409,440
10,849	Arthur J. Gallagher & Co.	524,332
3,966	Assurant, Inc.	346,589
8,393	AvalonBay Communities, Inc. (REIT)	1,509,733
632,725	Bank of America Corp.	9,358,003
65,919	Bank of New York Mellon Corp. (The)	2,772,553
49,753	BB&T Corp.	1,809,517
114,807	Berkshire Hathaway, Inc., Class B*	16,134,976
7,734	BlackRock, Inc.	2,814,016
9,409	Boston Properties, Inc. (REIT)	1,182,053
32,322	Capital One Financial Corp.	2,367,263
17,814	CBRE Group, Inc., Class A*	531,748
73,641	Charles Schwab Corp. (The)	2,251,942
28,244	Chubb Ltd.	3,575,973
9,061	Cincinnati Financial Corp.	626,115
180,648	Citigroup, Inc.	8,412,777
32,337	Citizens Financial Group, Inc.	761,536
20,740	CME Group, Inc.	2,030,239
10,712	Comerica, Inc.	504,535
20,458	Crown Castle International Corp. (REIT)	1,857,791
8,973	Digital Realty Trust, Inc. (REIT)	856,473
25,381	Discover Financial Services	1,441,895
17,326	E*TRADE Financial Corp.*	483,222
4,228	Equinix, Inc. (REIT)	1,530,536
22,376	Equity Residential (REIT)	1,548,643
4,006	Essex Property Trust, Inc. (REIT)	910,283
7,659	Extra Space Storage, Inc. (REIT)	712,057
4,265	Federal Realty Investment Trust (REIT)	653,355
47,991	Fifth Third Bancorp	905,590
22,874	Franklin Resources, Inc.	854,344
35,692	General Growth Properties, Inc. (REIT)	959,044
24,070	Goldman Sachs Group, Inc. (The)	3,838,684
24,305	Hartford Financial Services Group, Inc. (The)	1,097,857
28,530	HCP, Inc. (REIT)	937,781
46,099	Host Hotels & Resorts, Inc. (REIT)	709,925
48,716	Huntington Bancshares, Inc./OH	509,082
7,279	Intercontinental Exchange, Inc.	1,973,482
25,521	Invesco Ltd.	801,359
14,771	Iron Mountain, Inc. (REIT)	542,687
224,907	JPMorgan Chase & Co.	14,679,680
51,207	KeyCorp	656,474
25,350	Kimco Realty Corp. (REIT)	714,363
6,606	Legg Mason, Inc.	227,907
20,425	Leucadia National Corp.	369,692
14,761	Lincoln National Corp.	676,792
16,416	Loews Corp.	664,520
9,746	M&T Bank Corp.	1,164,647
7,768	Macerich Co. (The) (REIT)	592,854
31,943	Marsh & McLennan Cos., Inc.	2,110,474
67,207	MetLife, Inc.	3,061,279
10,387	Moody’s Corp.	1,024,574
93,618	Morgan Stanley	2,562,325
7,027	Nasdaq, Inc.	463,852
21,007	Navient Corp.	288,006
13,189	Northern Trust Corp.	977,305
19,025	People’s United Financial, Inc.	302,117
30,703	PNC Financial Services Group, Inc. (The)	2,755,287
16,620	Principal Financial Group, Inc.	740,587
35,803	Progressive Corp. (The)	1,192,240
32,156	Prologis, Inc. (REIT)	1,528,375
27,326	Prudential Financial, Inc.	2,165,585
9,021	Public Storage (REIT)	2,288,718
15,349	Realty Income Corp. (REIT)	922,321
78,916	Regions Financial Corp.	775,744
16,257	S&P Global, Inc.	1,817,695
18,960	Simon Property Group, Inc. (REIT)	3,747,254
6,132	SL Green Realty Corp. (REIT)	621,540
24,517	State Street Corp.	1,546,042
30,950	SunTrust Banks, Inc.	1,356,229
51,094	Synchrony Financial*	1,594,133
15,207	T. Rowe Price Group, Inc.	1,171,851
6,916	Torchmark Corp.	426,233
18,080	Travelers Cos., Inc. (The)	2,063,651
100,065	U.S. Bancorp	4,284,783
16,373	UDR, Inc. (REIT)	589,919
14,639	Unum Group	540,472

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20,591	Ventas, Inc. (REIT)	$1,365,801
10,863	Vornado Realty Trust (REIT)	1,037,634
283,091	Wells Fargo & Co.	14,358,376
21,765	Welltower, Inc. (REIT)	1,499,826
45,781	Weyerhaeuser Co. (REIT)	1,442,102
8,467	Willis Towers Watson PLC	1,083,945
17,878	XL Group PLC	614,109
12,532	Zions Bancorp.	351,147
		182,379,400
	Health Care — 11.0%

90,272	Abbott Laboratories	3,577,479
98,728	AbbVie, Inc.	6,212,953
21,426	Aetna, Inc.	2,426,066
20,089	Agilent Technologies, Inc.	921,884
13,803	Alexion Pharmaceuticals, Inc.*	2,082,873
24,191	Allergan PLC*	5,703,028
11,738	AmerisourceBergen Corp.	880,115
46,088	Amgen, Inc.	7,279,600
16,019	Anthem, Inc.	2,117,071
41,748	Baxalta, Inc.	1,888,262
33,574	Baxter International, Inc.	1,449,054
12,984	Becton, Dickinson and Co.	2,161,187
13,395	Biogen, Inc.*	3,880,933
82,623	Boston Scientific Corp.*	1,876,368
102,302	Bristol-Myers Squibb Co.	7,335,053
4,522	C.R. Bard, Inc.	990,499
20,176	Cardinal Health, Inc.	1,592,895
47,904	Celgene Corp.*	5,054,830
10,411	Centene Corp.*	649,126
18,541	Cerner Corp.*	1,031,065
15,676	Cigna Corp.	2,008,252
10,154	DaVita HealthCare Partners, Inc.*	785,107
14,781	DENTSPLY SIRONA, Inc.	918,787
13,148	Edwards Lifesciences Corp.*	1,295,078
59,647	Eli Lilly & Co.	4,475,314
12,527	Endo International PLC*	198,052
38,771	Express Scripts Holding Co.*	2,929,149
83,761	Gilead Sciences, Inc.	7,292,233
18,734	HCA Holdings, Inc.*	1,461,627
5,019	Henry Schein, Inc.*	871,951
15,127	Hologic, Inc.*	520,520
9,086	Humana, Inc.	1,567,426
9,003	Illumina, Inc.*	1,303,904
2,288	Intuitive Surgical, Inc.*	1,452,216
169,091	Johnson & Johnson	19,054,864
6,237	Laboratory Corp. of America Holdings*	798,024
6,861	Mallinckrodt PLC*	434,713
14,012	McKesson Corp.	2,566,158
86,171	Medtronic PLC	6,935,042
170,064	Merck & Co., Inc.	9,567,801
25,252	Mylan N.V.*	1,094,422
5,119	Patterson Cos., Inc.	249,858
6,726	PerkinElmer, Inc.	368,249
8,977	Perrigo Co. PLC	860,356
370,610	Pfizer, Inc.	12,860,167
8,746	Quest Diagnostics, Inc.	674,929
4,786	Regeneron Pharmaceuticals, Inc.*	1,909,279
17,383	St. Jude Medical, Inc.	1,362,132
19,195	Stryker Corp.	2,133,716
24,279	Thermo Fisher Scientific, Inc.	3,684,824
58,256	UnitedHealth Group, Inc.	7,787,080
5,543	Universal Health Services, Inc., Class B	747,529
5,856	Varian Medical Systems, Inc.*	484,818
15,093	Vertex Pharmaceuticals, Inc.*	1,405,913
4,976	Waters Corp.*	684,449
10,970	Zimmer Biomet Holdings, Inc.	1,339,547
28,025	Zoetis, Inc.	1,328,946
		164,522,773
	Industrials — 7.5%

37,081	3M Co.	6,241,474
2,682	Acuity Brands, Inc.	694,745
7,638	Alaska Air Group, Inc.	507,163
5,893	Allegion PLC	398,603
36,953	American Airlines Group, Inc.	1,179,170
14,429	AMETEK, Inc.	689,995
38,157	Boeing Co. (The)	4,813,506
8,777	C.H. Robinson Worldwide, Inc.	658,099
35,688	Caterpillar, Inc.	2,587,737
5,365	Cintas Corp.	508,602
59,023	CSX Corp.	1,559,978
9,938	Cummins, Inc.	1,137,603
36,636	Danaher Corp.	3,603,517
18,359	Deere & Co.	1,510,762
47,704	Delta Air Lines, Inc.	2,073,216
9,499	Dover Corp.	634,058
2,211	Dun & Bradstreet Corp. (The)	280,576
28,121	Eaton Corp. PLC	1,733,097
39,413	Emerson Electric Co.	2,050,264
7,280	Equifax, Inc.	915,314
11,158	Expeditors International of Washington, Inc.	541,721
17,682	Fastenal Co.	813,902
15,711	FedEx Corp.	2,591,844
7,965	Flowserve Corp.	383,355
8,514	Fluor Corp.	449,369
17,922	General Dynamics Corp.	2,542,594
571,752	General Electric Co.	17,284,063
47,145	Honeywell International, Inc.	5,366,515
20,065	Illinois Tool Works, Inc.	2,127,492
15,745	Ingersoll-Rand PLC	1,051,923
5,461	J.B. Hunt Transport Services, Inc.	451,734
7,511	Jacobs Engineering Group, Inc.*	380,733
6,644	Kansas City Southern	618,556
4,770	L-3 Communications Holdings, Inc.	654,492
16,093	Lockheed Martin Corp.	3,801,649
20,468	Masco Corp.	668,076
22,181	Nielsen Holdings PLC	1,184,244
18,272	Norfolk Southern Corp.	1,535,944
11,085	Northrop Grumman Corp.	2,357,447
21,525	PACCAR, Inc.	1,200,019
8,284	Parker-Hannifin Corp.	951,335
11,180	Pentair PLC	673,483
11,734	Pitney Bowes, Inc.	218,604
9,259	Quanta Services, Inc.*	222,494
18,323	Raytheon Co.	2,375,943
14,582	Republic Services, Inc.	704,019
8,034	Robert Half International, Inc.	334,134
8,051	Rockwell Automation, Inc.	934,319
8,032	Rockwell Collins, Inc.	710,029
6,196	Roper Technologies, Inc.	1,060,012
3,274	Ryder System, Inc.	227,936
3,554	Snap-on, Inc.	575,108
39,105	Southwest Airlines Co.	1,661,180
9,330	Stanley Black & Decker, Inc.	1,055,969
5,212	Stericycle, Inc.*	510,724
16,618	Textron, Inc.	632,481
26,018	Tyco International PLC	1,108,887
51,868	Union Pacific Corp.	4,366,767
20,639	United Continental Holdings, Inc.*	930,613
42,291	United Parcel Service, Inc., Class B	4,359,779
5,580	United Rentals, Inc.*	388,759
47,664	United Technologies Corp.	4,794,045

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,473	Verisk Analytics, Inc.*	$752,062
3,483	W.W. Grainger, Inc.	795,343
25,397	Waste Management, Inc.	1,547,947
10,941	Xylem, Inc.	488,625
		112,163,748
	Information Technology — 15.2%

38,473	Accenture PLC, Class A	4,577,133
31,074	Activision Blizzard, Inc.	1,219,965
30,539	Adobe Systems, Inc.*	3,037,714
10,831	Akamai Technologies, Inc.*	591,156
3,628	Alliance Data Systems Corp.*	806,105
17,928	Alphabet, Inc., Class A*	13,425,383
18,207	Alphabet, Inc., Class C*	13,395,254
18,873	Amphenol Corp., Class A	1,108,223
18,998	Analog Devices, Inc.	1,111,383
339,763	Apple, Inc.	33,928,732
69,284	Applied Materials, Inc.	1,691,915
13,805	Autodesk, Inc.*	804,417
28,029	Automatic Data Processing, Inc.	2,462,067
22,723	Broadcom Ltd.	3,507,522
18,127	CA, Inc.	585,865
308,352	Cisco Systems, Inc.	8,957,626
9,434	Citrix Systems, Inc.*	801,135
37,328	Cognizant Technology Solutions Corp., Class A*	2,293,432
68,197	Corning, Inc.	1,424,635
8,346	CSRA, Inc.	206,731
66,453	eBay, Inc.*	1,625,440
18,953	Electronic Arts, Inc.*	1,454,643
119,315	EMC Corp.	3,334,854
4,218	F5 Networks, Inc.*	464,824
140,632	Facebook, Inc., Class A*	16,708,488
16,918	Fidelity National Information Services, Inc.	1,256,500
4,675	First Solar, Inc.*	232,114
13,665	Fiserv, Inc.*	1,439,335
8,428	FLIR Systems, Inc.	262,532
9,441	Global Payments, Inc.	733,471
7,633	Harris Corp.	601,251
105,183	Hewlett Packard Enterprise Co.	1,942,730
105,811	HP, Inc.	1,415,751
289,474	Intel Corp.	9,144,484
54,170	International Business Machines Corp.	8,328,096
15,743	Intuit, Inc.	1,679,148
21,566	Juniper Networks, Inc.	504,860
9,541	KLA-Tencor Corp.	695,825
9,734	Lam Research Corp.	806,073
14,670	Linear Technology Corp.	694,184
60,090	MasterCard, Inc., Class A	5,762,631
13,079	Microchip Technology, Inc.	675,923
63,570	Micron Technology, Inc.*	808,610
484,667	Microsoft Corp.	25,687,351
9,718	Motorola Solutions, Inc.	673,166
17,718	NetApp, Inc.	452,341
31,325	NVIDIA Corp.	1,463,504
193,083	Oracle Corp.	7,761,937
19,687	Paychex, Inc.	1,067,429
68,184	PayPal Holdings, Inc.*	2,576,673
7,916	Qorvo, Inc.*	403,479
91,597	QUALCOMM, Inc.	5,030,507
11,191	Red Hat, Inc.*	866,855
38,646	salesforce.com, Inc.*	3,235,057
18,160	Seagate Technology PLC	409,690
11,741	Skyworks Solutions, Inc.	783,829
37,379	Symantec Corp.	648,900
22,652	TE Connectivity Ltd.	1,359,120
8,151	Teradata Corp.*	230,999
61,599	Texas Instruments, Inc.	3,732,899
10,332	Total System Services, Inc.	554,828
5,908	VeriSign, Inc.*	504,898
117,603	Visa, Inc., Class A	9,283,581
17,202	Western Digital Corp.	800,600
30,754	Western Union Co. (The)	598,165
58,348	Xerox Corp.	581,730
15,662	Xilinx, Inc.	742,222
53,373	Yahoo!, Inc.*	2,024,972
		227,982,892
	Materials — 2.1%

11,895	Air Products & Chemicals, Inc.	1,696,703
80,570	Alcoa, Inc.	746,884
5,482	Avery Dennison Corp.	407,751
8,680	Ball Corp.	627,564
14,285	CF Industries Holdings, Inc.	395,123
68,456	Dow Chemical Co. (The)	3,515,900
53,411	E.I. du Pont de Nemours & Co.	3,493,613
9,055	Eastman Chemical Co.	664,275
16,327	Ecolab, Inc.	1,914,177
8,192	FMC Corp.	389,038
76,705	Freeport-McMoRan, Inc.	849,891
4	Ingevity Corp.*	107
4,900	International Flavors & Fragrances, Inc.	632,100
25,200	International Paper Co.	1,062,432
21,182	LyondellBasell Industries N.V., Class A	1,723,368
3,938	Martin Marietta Materials, Inc.	744,440
26,980	Monsanto Co.	3,034,441
21,599	Mosaic Co. (The)	544,943
32,423	Newmont Mining Corp.	1,050,829
19,477	Nucor Corp.	944,829
9,866	Owens-Illinois, Inc.*	186,467
16,350	PPG Industries, Inc.	1,760,568
17,449	Praxair, Inc.	1,916,947
12,015	Sealed Air Corp.	557,977
4,808	Sherwin-Williams Co. (The)	1,399,561
8,162	Vulcan Materials Co.	952,913
15,555	WestRock Co.	616,134
		31,828,975
	Telecommunication Services — 2.0%

376,933	AT&T, Inc.	14,756,927
33,331	CenturyLink, Inc.	903,937
71,588	Frontier Communications Corp.	370,110
17,715	Level 3 Communications, Inc.*	955,724
249,638	Verizon Communications, Inc.	12,706,574
		29,693,272
	Utilities — 2.5%

40,432	AES Corp.	448,391
7,374	AGL Resources, Inc.	485,209
14,867	Ameren Corp.	736,660
30,089	American Electric Power Co., Inc.	1,947,661
10,911	American Water Works Co., Inc.	808,505
26,364	CenterPoint Energy, Inc.	593,981
16,986	CMS Energy Corp.	710,355
17,992	Consolidated Edison, Inc.	1,318,094
36,546	Dominion Resources, Inc.	2,640,449
11,004	DTE Energy Co.	997,843
42,177	Duke Energy Corp.	3,299,507
19,964	Edison International	1,430,021
10,941	Entergy Corp.	830,641
19,442	Eversource Energy	1,073,976
56,377	Exelon Corp.	1,932,040
25,956	FirstEnergy Corp.	851,616

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,229	NextEra Energy, Inc.	$3,390,867
19,591	NiSource, Inc.	467,441
19,296	NRG Energy, Inc.	316,068
30,202	PG&E Corp.	1,814,536
6,803	Pinnacle West Capital Corp.	500,633
41,292	PPL Corp.	1,591,394
31,029	Public Service Enterprise Group, Inc.	1,388,548
8,756	SCANA Corp.	612,132
14,445	Sempra Energy	1,547,348
55,939	Southern Co. (The)	2,765,624
14,426	TECO Energy, Inc.	397,292
19,344	WEC Energy Group, Inc.	1,163,348
31,100	Xcel Energy, Inc.	1,286,607
		37,346,787
	Total Common Stocks (Cost $1,176,315,756)	1,118,980,126

Principal Amount
	U.S. Government & Agency Securities (a) — 12.7%
	U.S. Treasury Bills
$75,000,000	0.00%, due 06/09/16	74,995,584
50,000,000	0.00%, due 06/23/16	49,991,750
50,000,000	0.00%, due 07/14/16	49,982,083
15,000,000	0.00%, due 07/28/16	14,996,188
	Total U.S. Government & Agency Securities (Cost $189,965,605)	189,965,605

	Repurchase Agreements (a)(b) — 2.4%
36,616,788	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $36,617,077	36,616,788
	Total Repurchase Agreements (Cost $36,616,788)	36,616,788

	Total Investment Securities (Cost $1,402,898,149) — 89.7%	1,345,562,519
	Other assets less liabilities — 10.3%	153,907,936
	Net Assets — 100.0%	$1,499,470,455

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $137,239,996.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,305,811
Aggregate gross unrealized depreciation	(122,554,919)
Net unrealized depreciation	$(65,249,108)
Federal income tax cost of investments	$1,410,811,627

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,255	06/17/16	$131,351,438	$2,979,773

Cash collateral in the amount of $5,798,100 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$108,383,256	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	$2,754,899	$(2,754,899)	$—	$—
94,269,097	01/08/18	Citibank, N.A.	0.56%	S&P 500®	1,450,456	(1,450,456)	—	—
39,700,851	11/06/17	Credit Suisse International	0.89%	S&P 500®	(262,861)	157,475	105,386	—
236,666,440	11/06/17	Deutsche Bank AG	0.49%	SPDR® S&P 500® ETF Trust	10,937,498
304,472,528	11/06/17	Deutsche Bank AG	0.61%	S&P 500®	30,602,751
541,138,968					41,540,249	—	(41,540,249)	—
133,730,289	11/06/17	Goldman Sachs International	0.56%	S&P 500®	8,753,493
205,421,914	11/07/16	Goldman Sachs International	0.47%	SPDR® S&P 500® ETF Trust	13,901,498
339,152,203					22,654,991	(22,654,991)	—	—
328,331,502	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500®	38,400,922	(38,400,922)	—	—
165,394,587	01/08/18	Societe Generale	0.49%	S&P 500®	9,002,185	—	(9,002,185)	—
132,274,615	11/06/17	UBS AG	0.54%	S&P 500®	1,842,482	—	(1,842,482)	—
$1,748,645,079					$117,383,323

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 83.5%
	Consumer Discretionary — 9.8%

5,237	Aaron’s, Inc.	$131,449
5,447	Abercrombie & Fitch Co., Class A	108,341
4,937	AMC Networks, Inc., Class A*	315,672
13,471	American Eagle Outfitters, Inc.	210,686
13,836	Ascena Retail Group, Inc.*	99,896
4,016	Big Lots, Inc.	210,037
4,628	Brinker International, Inc.	208,121
7,378	Brunswick Corp.	353,185
1,526	Buffalo Wild Wings, Inc.*	221,865
3,903	Cabela’s, Inc.*	189,530
356	Cable One, Inc.	174,436
6,193	CalAtlantic Group, Inc.	229,079
4,194	Carter’s, Inc.	421,665
3,658	Cheesecake Factory, Inc. (The)	182,424
10,836	Chico’s FAS, Inc.	117,571
8,550	Cinemark Holdings, Inc.	309,339
1,940	Cracker Barrel Old Country Store, Inc.	293,871
6,129	CST Brands, Inc.	232,473
12,106	Dana Holding Corp.	145,514
2,628	Deckers Outdoor Corp.*	138,207
4,608	DeVry Education Group, Inc.	83,405
7,301	Dick’s Sporting Goods, Inc.	313,213
4,038	Domino’s Pizza, Inc.	488,113
5,791	DreamWorks Animation SKG, Inc., Class A*	233,030
7,429	Dunkin’ Brands Group, Inc.	321,601
3,355	Fossil Group, Inc.*	93,504
8,483	GameStop Corp., Class A	246,855
23,414	Gentex Corp.	388,204
348	Graham Holdings Co., Class B	173,287
5,160	Guess?, Inc.	81,373
2,296	Helen of Troy Ltd.*	236,098
2,585	HSN, Inc.	135,376
2,165	International Speedway Corp., Class A	71,618
24,809	J.C. Penney Co., Inc.*	193,262
2,637	Jack in the Box, Inc.	224,672
3,938	John Wiley & Sons, Inc., Class A	212,179
10,383	Kate Spade & Co.*	226,972
6,857	KB Home	95,587
11,814	Live Nation Entertainment, Inc.*	285,308
3,057	Meredith Corp.	151,321
3,001	Murphy USA, Inc.*	204,038
9,947	New York Times Co. (The), Class A	120,259
296	NVR, Inc.*	512,968
40,045	Office Depot, Inc.*	143,361
1,864	Panera Bread Co., Class A*	408,496
4,896	Polaris Industries, Inc.	416,258
3,407	Pool Corp.	311,979
3,030	Restoration Hardware Holdings, Inc.*	100,778
15,795	Service Corp. International	432,783
10,591	Skechers U.S.A., Inc., Class A*	330,121
4,224	Sotheby’s	126,298
5,059	Tempur Sealy International, Inc.*	294,535
5,113	Texas Roadhouse, Inc.	229,114
3,701	Thor Industries, Inc.	240,565
8,498	Time, Inc.	134,863
12,566	Toll Brothers, Inc.*	366,299
11,810	TRI Pointe Group, Inc.*	137,705
4,093	Tupperware Brands Corp.	231,582
4,953	Vista Outdoor, Inc.*	248,542
17,732	Wendy’s Co. (The)	182,285
6,699	Williams-Sonoma, Inc.	355,315
		14,076,483
	Consumer Staples — 3.6%

35,294	Avon Products, Inc.	137,646
767	Boston Beer Co., Inc. (The), Class A*	119,192
3,165	Casey’s General Stores, Inc.	380,465
7,431	Dean Foods Co.	135,839
4,811	Edgewell Personal Care Co.*	382,138
5,011	Energizer Holdings, Inc.	237,170
15,141	Flowers Foods, Inc.	283,894
8,356	Hain Celestial Group, Inc. (The)*	413,120
5,826	Ingredion, Inc.	684,031
1,575	Lancaster Colony Corp.	190,937
5,195	Post Holdings, Inc.*	394,872
6,407	Snyder’s-Lance, Inc.	198,040
11,455	Sprouts Farmers Market, Inc.*	283,626
21,551	SUPERVALU, Inc.*	99,781
1,458	Tootsie Roll Industries, Inc.	52,182
4,571	TreeHouse Foods, Inc.*	432,874
4,078	United Natural Foods, Inc.*	151,946
14,292	WhiteWave Foods Co. (The)*	638,138
		5,215,891
	Energy — 3.0%

18,564	CONSOL Energy, Inc.	285,143
28,433	Denbury Resources, Inc.	114,016
3,076	Dril-Quip, Inc.*	187,728
7,866	Energen Corp.	374,579
23,690	Ensco PLC, Class A	234,294
9,971	Gulfport Energy Corp.*	306,508
14,306	HollyFrontier Corp.	382,829
22,824	Nabors Industries Ltd.	214,546
19,711	Noble Corp. PLC	164,390
7,931	Oceaneering International, Inc.	262,199
4,170	Oil States International, Inc.*	137,026
11,928	Patterson-UTI Energy, Inc.	221,980
15,470	QEP Resources, Inc.	288,206
10,117	Rowan Cos. PLC, Class A	171,281
5,518	SM Energy Co.	173,927
12,270	Superior Energy Services, Inc.	211,535
5,471	Western Refining, Inc.	116,204
5,738	World Fuel Services Corp.	263,776
18,978	WPX Energy, Inc.*	195,284
		4,305,451
	Financials — 22.3%

3,729	Alexander & Baldwin, Inc.	140,434
5,947	Alexandria Real Estate Equities, Inc. (REIT)	576,264
1,252	Alleghany Corp.*	682,127
10,561	American Campus Communities, Inc. (REIT)	496,578
5,755	American Financial Group, Inc./OH	421,726
4,942	Aspen Insurance Holdings Ltd.	236,475
12,133	Associated Banc-Corp	226,766
6,874	BancorpSouth, Inc.	164,220
3,494	Bank of Hawaii Corp.	251,044
6,616	Bank of the Ozarks, Inc.	257,429
9,325	Brown & Brown, Inc.	336,259
7,045	Camden Property Trust (REIT)	600,304
6,792	Care Capital Properties, Inc. (REIT)	176,524
6,000	Cathay General Bancorp	184,920
6,629	CBOE Holdings, Inc.	421,936
14,556	CNO Financial Group, Inc.	295,341
6,743	Commerce Bancshares, Inc./MO	329,935
9,759	Communications Sales & Leasing, Inc. (REIT)	243,780

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,661	Corporate Office Properties Trust (REIT)	$207,077
9,502	Corrections Corp. of America (REIT)	319,267
4,421	Cullen/Frost Bankers, Inc.	295,765
7,159	DCT Industrial Trust, Inc. (REIT)	308,768
11,344	Douglas Emmett, Inc. (REIT)	384,448
28,035	Duke Realty Corp. (REIT)	663,588
11,663	East West Bancorp, Inc.	450,192
9,298	Eaton Vance Corp.	338,075
5,144	Education Realty Trust, Inc. (REIT)	220,112
4,990	Endurance Specialty Holdings Ltd.	338,921
5,131	EPR Properties (REIT)	365,738
7,351	Equity One, Inc. (REIT)	216,560
3,460	Everest Re Group Ltd.	619,721
3,338	FactSet Research Systems, Inc.	530,976
7,659	Federated Investors, Inc., Class B	247,539
8,841	First American Financial Corp.	338,080
19,269	First Horizon National Corp.	280,557
9,429	First Industrial Realty Trust, Inc. (REIT)	233,462
28,755	First Niagara Financial Group, Inc.	314,005
13,434	FirstMerit Corp.	304,683
16,975	FNB Corp./PA	227,295
14,072	Fulton Financial Corp.	200,526
40,348	Genworth Financial, Inc., Class A*	149,288
6,281	Hancock Holding Co.	172,665
3,470	Hanover Insurance Group, Inc. (The)	300,780
8,284	Healthcare Realty Trust, Inc. (REIT)	263,348
7,789	Highwoods Properties, Inc. (REIT)	379,013
12,283	Hospitality Properties Trust (REIT)	314,445
4,489	International Bancshares Corp.	125,872
11,903	Janus Capital Group, Inc.	180,687
3,654	Jones Lang LaSalle, Inc.	430,660
3,910	Kemper Corp.	126,332
7,472	Kilroy Realty Corp. (REIT)	471,857
6,653	Lamar Advertising Co., Class A (REIT)	432,778
9,153	LaSalle Hotel Properties (REIT)	211,526
11,850	Liberty Property Trust (REIT)	442,242
7,261	Mack-Cali Realty Corp. (REIT)	190,529
3,041	MarketAxess Holdings, Inc.	425,557
19,277	Medical Properties Trust, Inc. (REIT)	283,372
2,951	Mercury General Corp.	155,134
6,114	Mid-America Apartment Communities, Inc. (REIT)	629,681
7,206	MSCI, Inc.	574,967
11,431	National Retail Properties, Inc. (REIT)	518,167
39,418	New York Community Bancorp, Inc.	620,439
19,752	Old Republic International Corp.	378,448
13,418	Omega Healthcare Investors, Inc. (REIT)	428,303
9,274	PacWest Bancorp	386,540
4,348	Post Properties, Inc. (REIT)	263,358
3,297	Potlatch Corp. (REIT)	112,691
3,896	Primerica, Inc.	218,605
6,432	PrivateBancorp, Inc.	285,259
5,323	Prosperity Bancshares, Inc.	286,644
10,377	Raymond James Financial, Inc.	581,838
9,947	Rayonier, Inc. (REIT)	257,926
7,911	Regency Centers Corp. (REIT)	605,983
5,285	Reinsurance Group of America, Inc.	523,955
3,497	RenaissanceRe Holdings Ltd.	403,938
11,141	SEI Investments Co.	573,093
19,247	Senior Housing Properties Trust (REIT)	359,534
4,318	Signature Bank/NY*	582,930
34,552	SLM Corp.*	237,372
3,680	Sovran Self Storage, Inc. (REIT)	398,434
5,633	Stifel Financial Corp.*	212,815
4,183	SVB Financial Group*	460,967
10,238	Synovus Financial Corp.	329,356
7,683	Tanger Factory Outlet Centers, Inc. (REIT)	270,595
4,882	Taubman Centers, Inc. (REIT)	334,759
13,828	TCF Financial Corp.	198,708
5,480	Trustmark Corp.	135,794
17,855	Umpqua Holdings Corp.	285,501
7,484	Urban Edge Properties (REIT)	200,945
18,124	Valley National Bancorp	172,722
7,948	W. R. Berkley Corp.	453,274
6,626	Waddell & Reed Financial, Inc., Class A	141,598
7,421	Washington Federal, Inc.	185,451
7,410	Webster Financial Corp.	290,176
9,242	Weingarten Realty Investors (REIT)	347,776
9,176	WisdomTree Investments, Inc.	113,782
15,019	WP Glimcher, Inc. (REIT)	153,494
		32,019,320
	Health Care — 7.4%

3,163	Abiomed, Inc.*	314,118
6,492	Akorn, Inc.*	194,046
5,873	Align Technology, Inc.*	462,969
15,346	Allscripts Healthcare Solutions, Inc.*	207,018
4,341	Amsurg Corp.*	324,663
1,689	Bio-Rad Laboratories, Inc., Class A*	251,408
3,014	Bio-Techne Corp.	331,178
7,973	Catalent, Inc.*	224,201
3,786	Charles River Laboratories International, Inc.*	325,331
9,139	Community Health Systems, Inc.*	122,828
3,922	Cooper Cos., Inc. (The)	638,541
3,778	Halyard Health, Inc.*	117,458
4,606	Hill-Rom Holdings, Inc.	226,293
7,265	IDEXX Laboratories, Inc.*	636,196
3,496	LifePoint Health, Inc.*	231,750
3,446	LivaNova PLC*	168,199
7,602	MEDNAX, Inc.*	520,357
2,187	Mettler-Toledo International, Inc.*	820,824
3,325	Molina Healthcare, Inc.*	161,030
5,081	Owens & Minor, Inc.	189,470
4,351	PAREXEL International Corp.*	273,634
4,276	Prestige Brands Holdings, Inc.*	231,075
3	Quorum Health Corp.*	33
11,350	ResMed, Inc.	670,331
6,960	STERIS PLC	483,233
3,373	Teleflex, Inc.	543,390
7,986	Tenet Healthcare Corp.*	231,115
3,676	United Therapeutics Corp.*	437,701
6,546	VCA, Inc.*	425,032
3,576	WellCare Health Plans, Inc.*	362,678
5,863	West Pharmaceutical Services, Inc.	440,194
		10,566,294
	Industrials — 11.7%

6,052	A. O. Smith Corp.	498,080
12,369	AECOM*	397,169
5,747	AGCO Corp.	298,442
8,276	B/E Aerospace, Inc.	394,269
5,203	Carlisle Cos., Inc.	540,175
2,646	CEB, Inc.	168,709
3,951	CLARCOR, Inc.	234,294
4,249	Clean Harbors, Inc.*	218,781
8,260	Copart, Inc.*	408,953
4,012	Crane Co.	230,289
3,609	Curtiss-Wright Corp.	300,341

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,968	Deluxe Corp.	$258,436
9,998	Donaldson Co., Inc.	335,033
2,401	Esterline Technologies Corp.*	161,851
12,773	Fortune Brands Home & Security, Inc.	749,392
3,342	FTI Consulting, Inc.*	139,863
3,412	GATX Corp.	156,508
4,616	Genesee & Wyoming, Inc., Class A*	277,283
4,467	Graco, Inc.	358,566
3,194	Granite Construction, Inc.	137,118
4,850	Herman Miller, Inc.	153,551
3,579	HNI Corp.	164,884
4,322	Hubbell, Inc.	459,299
3,794	Huntington Ingalls Industries, Inc.	582,038
6,154	IDEX Corp.	512,874
7,254	ITT, Inc.	257,590
26,023	JetBlue Airways Corp.*	466,592
7,937	Joy Global, Inc.	135,167
11,523	KBR, Inc.	167,660
6,457	Kennametal, Inc.	158,067
4,361	Kirby Corp.*	305,619
4,278	KLX, Inc.*	140,703
3,438	Landstar System, Inc.	233,268
3,224	Lennox International, Inc.	442,816
5,214	Lincoln Electric Holdings, Inc.	313,778
5,859	ManpowerGroup, Inc.	467,255
2,575	MSA Safety, Inc.	129,703
3,908	MSC Industrial Direct Co., Inc., Class A	292,905
4,342	Nordson Corp.	377,667
8,696	NOW, Inc.*	150,789
5,571	Old Dominion Freight Line, Inc.*	358,494
4,768	Orbital ATK, Inc.	414,959
5,925	Oshkosh Corp.	272,017
16,920	R.R. Donnelley & Sons Co.	275,627
3,620	Regal Beloit Corp.	206,811
7,626	Rollins, Inc.	216,731
2,793	Teledyne Technologies, Inc.*	274,077
8,802	Terex Corp.	186,426
5,643	Timken Co. (The)	187,630
4,413	Toro Co. (The)	394,125
12,389	Trinity Industries, Inc.	223,745
3,998	Triumph Group, Inc.	150,845
1,847	Valmont Industries, Inc.	255,477
7,451	Wabtec Corp.	576,558
2,087	Watsco, Inc.	280,138
3,620	Werner Enterprises, Inc.	90,102
4,516	Woodward, Inc.	257,141
		16,796,680
	Information Technology — 14.3%

8,630	3D Systems Corp.*	115,556
9,651	ACI Worldwide, Inc.*	199,390
6,299	Acxiom Corp.*	133,413
52,076	Advanced Micro Devices, Inc.*	237,987
7,149	ANSYS, Inc.*	636,976
14,554	ARRIS International PLC*	350,751
7,371	Arrow Electronics, Inc.*	476,314
10,639	Avnet, Inc.	436,518
3,403	Belden, Inc.	220,072
9,631	Broadridge Financial Solutions, Inc.	618,214
38,007	Brocade Communications Systems, Inc.	344,343
24,749	Cadence Design Systems, Inc.*	611,795
12,585	CDK Global, Inc.	695,951
10,471	Ciena Corp.*	182,824
6,880	Cognex Corp.	296,322
3,404	CommVault Systems, Inc.*	154,133
11,190	Computer Sciences Corp.	550,548
3,812	comScore, Inc.*	123,433
7,828	Convergys Corp.	220,671
7,152	CoreLogic, Inc.*	266,555
8,180	Cree, Inc.*	196,974
25,494	Cypress Semiconductor Corp.	271,001
5,279	Diebold, Inc.	136,462
2,567	DST Systems, Inc.	310,402
2,543	Fair Isaac Corp.	283,367
9,205	Fairchild Semiconductor International, Inc.*	182,903
3,312	FEI Co.	355,874
11,822	Fortinet, Inc.*	404,431
6,673	Gartner, Inc.*	678,110
12,024	Ingram Micro, Inc., Class A	416,391
10,972	Integrated Device Technology, Inc.*	256,196
2,836	InterDigital, Inc.	165,339
10,760	Intersil Corp., Class A	145,475
2,958	IPG Photonics Corp.*	255,512
3,747	j2 Global, Inc.	250,937
15,444	Jabil Circuit, Inc.	294,672
6,392	Jack Henry & Associates, Inc.	539,677
13,884	Keysight Technologies, Inc.*	425,267
7,168	Knowles Corp.*	104,796
5,205	Leidos Holdings, Inc.	257,127
5,021	Lexmark International, Inc., Class A	190,095
5,916	Manhattan Associates, Inc.*	390,042
5,260	MAXIMUS, Inc.	303,239
8,147	Mentor Graphics Corp.	174,672
9,109	Microsemi Corp.*	308,157
8,181	National Instruments Corp.	233,731
10,123	NCR Corp.*	312,598
7,989	NetScout Systems, Inc.*	193,813
4,358	NeuStar, Inc., Class A*	102,631
2,721	Plantronics, Inc.	121,139
10,853	Polycom, Inc.*	130,236
9,283	PTC, Inc.*	331,774
9,024	Rackspace Hosting, Inc.*	225,600
3,353	Science Applications International Corp.	182,973
3,132	Silicon Laboratories, Inc.*	155,817
2,972	Synaptics, Inc.*	201,591
2,348	SYNNEX Corp.	213,903
12,281	Synopsys, Inc.*	634,559
2,843	Tech Data Corp.*	214,846
16,561	Teradyne, Inc.	328,073
20,335	Trimble Navigation Ltd.*	520,169
2,668	Tyler Technologies, Inc.*	408,978
2,338	Ultimate Software Group, Inc. (The)*	478,074
8,928	VeriFone Systems, Inc.*	235,699
3,644	ViaSat, Inc.*	251,545
10,987	Vishay Intertechnology, Inc.	142,392
3,038	WebMD Health Corp.*	199,749
3,132	WEX, Inc.*	288,958
4,227	Zebra Technologies Corp., Class A*	224,496
		20,502,228
	Materials — 6.3%

9,098	Albemarle Corp.	714,193
8,827	Allegheny Technologies, Inc.	109,278
5,093	AptarGroup, Inc.	393,485
5,124	Ashland, Inc.	580,857
7,674	Bemis Co., Inc.	386,309
5,054	Cabot Corp.	231,018
3,796	Carpenter Technology Corp.	121,624
9,421	Commercial Metals Co.	161,759
2,735	Compass Minerals International, Inc.	213,193
5,078	Domtar Corp.	196,214

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,996	Eagle Materials, Inc.	$312,967
2,082	Greif, Inc., Class A	74,660
11,604	Louisiana-Pacific Corp.*	212,121
2,826	Minerals Technologies, Inc.	162,778
807	NewMarket Corp.	326,835
13,382	Olin Corp.	307,920
7,639	Packaging Corp. of America	521,209
6,914	PolyOne Corp.	259,068
5,825	Reliance Steel & Aluminum Co.	433,089
5,289	Royal Gold, Inc.	296,872
10,766	RPM International, Inc.	540,345
3,683	Scotts Miracle-Gro Co. (The), Class A	255,968
3,644	Sensient Technologies Corp.	248,594
3,279	Silgan Holdings, Inc.	167,688
8,183	Sonoco Products Co.	390,084
19,710	Steel Dynamics, Inc.	486,640
11,856	United States Steel Corp.	171,556
5,891	Valspar Corp. (The)	638,113
3,690	Worthington Industries, Inc.	137,858
		9,052,295
	Telecommunication Services — 0.1%

7,662	Telephone & Data Systems, Inc.	220,589

	Utilities — 5.0%

18,392	Alliant Energy Corp.	681,424
14,349	Aqua America, Inc.	463,616
8,271	Atmos Energy Corp.	602,956
4,149	Black Hills Corp.	251,180
12,493	Great Plains Energy, Inc.	364,546
8,723	Hawaiian Electric Industries, Inc.	286,376
4,077	IDACORP, Inc.	298,477
15,826	MDU Resources Group, Inc.	361,941
6,872	National Fuel Gas Co.	377,960
6,964	New Jersey Resources Corp.	244,785
16,185	OGE Energy Corp.	488,625
4,238	ONE Gas, Inc.	248,559
6,456	PNM Resources, Inc.	212,015
14,184	Questar Corp.	357,579
5,208	Talen Energy Corp.*	59,892
13,933	UGI Corp.	598,004
6,708	Vectren Corp.	333,253
11,478	Westar Energy, Inc.	646,556
4,040	WGL Holdings, Inc.	263,529
		7,141,273
	Total Common Stocks (Cost $126,722,204)	119,896,504

Principal Amount
	U.S. Government & Agency Security (a) — 7.0%
	U.S. Treasury Bill
$10,000,000	0.00%, due 06/02/16	9,999,924
	Total U.S. Government & Agency Security (Cost 9,999,924)	9,999,924

	Repurchase Agreements (a)(b) — 1.8%
2,595,918	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,595,939	2,595,918
	Total Repurchase Agreements (Cost $2,595,918)	2,595,918

	Total Investment Securities (Cost $139,318,046) — 92.3%	132,492,346
	Other assets less liabilities — 7.7%	11,142,897
	Net Assets — 100.0%	$143,635,243

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $16,791,538.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,491,741
Aggregate gross unrealized depreciation	(14,085,362)
Net unrealized depreciation	$(7,593,621)
Federal income tax cost of investments	$140,085,967

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	165	06/17/16	$24,598,200	$1,208,671

Cash collateral in the amount of $1,034,550 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$30,585,975	11/07/16	Bank of America, N.A.	0.44%	S&P MidCap 400®	$1,649,562	$(1,649,562)	$—	$—
13,001,973	11/06/17	Citibank, N.A.	0.61%	S&P MidCap 400®	1,920,503	(1,626,383)	—	294,120
4,088,651	11/06/17	Credit Suisse International	0.74%	S&P MidCap 400®	71,887	—	—	71,887
11,868,641	11/06/17	Deutsche Bank AG	0.41%	SPDR® S&P MidCap 400® ETF Trust	(232,558)
17,146,549	11/06/17	Deutsche Bank AG	0.51%	S&P MidCap 400®	(992,817)
29,015,190					(1,225,375)	823,744	401,631	—
16,817,123	11/06/17	Goldman Sachs International	0.21%	SPDR® S&P MidCap 400® ETF Trust	1,198,584
23,762,971	01/08/18	Goldman Sachs International	0.46%	S&P MidCap 400®	2,052,807
40,580,094					3,251,391	(3,251,391)	—	—
8,646,122	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P MidCap 400®	847,827	(847,827)	—	—
7,649,731	11/06/17	Societe Generale	0.74%	S&P MidCap 400®	566,914	—	(480,000)	86,914
9,201,075	11/07/16	UBS AG	0.74%	S&P MidCap 400®	518,264	(312,334)	—	205,930
$142,768,811					$7,600,973

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 88.3%
	Consumer Discretionary — 11.6%

2,188	1-800-Flowers.com, Inc., Class A*	$17,635
2,302	2U, Inc.*	64,088
6,087	Abercrombie & Fitch Co., Class A	121,070
1,856	AMC Entertainment Holdings, Inc., Class A	53,341
6,635	American Axle & Manufacturing Holdings, Inc.*	110,605
15,811	American Eagle Outfitters, Inc.	247,284
1,424	American Public Education, Inc.*	40,242
746	America’s Car-Mart, Inc.*	17,740
8,257	Apollo Education Group, Inc.*	75,882
1,134	Arctic Cat, Inc.	17,895
1,939	Asbury Automotive Group, Inc.*	108,778
15,021	Ascena Retail Group, Inc.*	108,453
1,165	Ascent Capital Group, Inc., Class A*	21,832
2,807	Barnes & Noble Education, Inc.*	26,667
4,441	Barnes & Noble, Inc.	51,649
941	Bassett Furniture Industries, Inc.	26,263
2,859	Beazer Homes USA, Inc.*	22,443
2,492	bebe stores, Inc.*	872
8,479	Belmond Ltd., Class A*	80,635
1,600	Big 5 Sporting Goods Corp.	13,408
4,338	Big Lots, Inc.	226,877
145	Biglari Holdings, Inc.*	58,045
1,728	BJ’s Restaurants, Inc.*	77,414
1,878	Black Diamond, Inc.*	7,831
10,222	Bloomin’ Brands, Inc.	194,729
1,039	Blue Nile, Inc.	27,398
1,733	Bob Evans Farms, Inc.	77,309
726	Bojangles’, Inc.*	12,705
1,046	Boot Barn Holdings, Inc.*	7,960
6,983	Boyd Gaming Corp.*	132,049
1,330	Bravo Brio Restaurant Group, Inc.*	9,869
1,477	Bridgepoint Education, Inc.*	11,476
3,272	Bright Horizons Family Solutions, Inc.*	211,993
2,478	Buckle, Inc. (The)	61,281
1,662	Buffalo Wild Wings, Inc.*	241,638
1,145	Build-A-Bear Workshop, Inc.*	15,847
6,239	Burlington Stores, Inc.*	376,586
4,046	Caesars Acquisition Co., Class A*	40,217
4,850	Caesars Entertainment Corp.*	35,551
6,734	CalAtlantic Group, Inc.	249,094
3,833	Caleres, Inc.	93,755
6,832	Callaway Golf Co.	68,730
1,137	Cambium Learning Group, Inc.*	5,242
1,069	Capella Education Co.	56,090
5,941	Career Education Corp.*	34,933
2,143	Carmike Cinemas, Inc.*	64,033
1,334	Carriage Services, Inc.	31,402
3,107	Carrols Restaurant Group, Inc.*	37,657
2,303	Cato Corp. (The), Class A	87,169
776	Cavco Industries, Inc.*	77,072
6,450	Central European Media Enterprises Ltd., Class A*	17,157
1,332	Century Communities, Inc.*	24,123
4,268	Cheesecake Factory, Inc. (The)	212,845
6,680	Chegg, Inc.*	32,598
749	Cherokee, Inc.*	10,568
11,701	Chico’s FAS, Inc.	126,956
1,668	Children’s Place, Inc. (The)	117,561
3,256	Christopher & Banks Corp.*	6,349
1,114	Churchill Downs, Inc.	139,818
1,441	Chuy’s Holdings, Inc.*	47,481
1,362	Citi Trends, Inc.	21,179
3,845	ClubCorp Holdings, Inc.	46,409
625	Collectors Universe, Inc.	12,163
2,511	Columbia Sportswear Co.	133,510
2,124	Conn’s, Inc.*	23,598
1,379	Container Store Group, Inc. (The)*	7,419
5,038	Cooper Tire & Rubber Co.	161,871
1,189	Cooper-Standard Holding, Inc.*	102,195
2,021	Core-Mark Holding Co., Inc.	173,038
1,679	Cracker Barrel Old Country Store, Inc.	254,335
6,390	Crocs, Inc.*	62,878
818	CSS Industries, Inc.	21,873
904	Culp, Inc.	24,851
12,481	Cumulus Media, Inc., Class A*	3,991
95	Daily Journal Corp.*	18,744
13,381	Dana Holding Corp.	160,840
1,994	Dave & Buster’s Entertainment, Inc.*	77,826
2,860	Deckers Outdoor Corp.*	150,407
2,066	Del Frisco’s Restaurant Group, Inc.*	31,940
6,740	Denny’s Corp.*	72,320
3,144	Destination XL Group, Inc.*	14,714
5,577	DeVry Education Group, Inc.	100,944
3,645	Diamond Resorts International, Inc.*	83,580
1,484	DineEquity, Inc.	124,745
2,340	Dorman Products, Inc.*	129,191
6,647	DreamWorks Animation SKG, Inc., Class A*	267,475
2,112	Drew Industries, Inc.	163,384
671	Duluth Holdings, Inc., Class B*	17,782
5,176	E.W. Scripps Co. (The), Class A*	87,267
1,177	El Pollo Loco Holdings, Inc.*	13,100
2,468	Eldorado Resorts, Inc.*	36,773
271	Empire Resorts, Inc.*	5,282
2,223	Entercom Communications Corp., Class A*	28,232
5,577	Entravision Communications Corp., Class A	40,266
2,476	Eros International PLC*	36,397
873	Escalade, Inc.	9,926
2,226	Ethan Allen Interiors, Inc.	75,172
1,749	Etsy, Inc.*	16,178
4,367	EVINE Live, Inc.*	6,703
6,871	Express, Inc.*	99,904
2,655	Federal-Mogul Holdings Corp.*	22,514
1,208	Fenix Parts, Inc.*	4,675
2,348	Fiesta Restaurant Group, Inc.*	59,005
3,695	Finish Line, Inc. (The), Class A	66,990
4,768	Five Below, Inc.*	199,589
514	Flexsteel Industries, Inc.	21,023
442	Fogo De Chao, Inc.*	5,940
1,484	Fox Factory Holding Corp.*	24,694
3,503	Francesca’s Holdings Corp.*	36,501
3,252	Fred’s, Inc., Class A	47,739
1,598	FTD Cos., Inc.*	43,530
3,491	G-III Apparel Group Ltd.*	136,568
1,830	Genesco, Inc.*	118,218
3,142	Gentherm, Inc.*	114,934
4,057	Global Eagle Entertainment, Inc.*	29,413
4,120	Grand Canyon Education, Inc.*	172,051
5,525	Gray Television, Inc.*	65,306
1,892	Green Brick Partners, Inc.*	13,509
1,934	Group 1 Automotive, Inc.	120,256
5,419	Guess?, Inc.	85,458
1,006	Habit Restaurants, Inc. (The), Class A*	17,997
4,221	Harte-Hanks, Inc.	4,174
1,783	Haverty Furniture Cos., Inc.	33,146
2,494	Helen of Troy Ltd.*	256,458
884	Hemisphere Media Group, Inc.*	9,644
1,994	Hibbett Sports, Inc.*	68,873

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
946	Hooker Furniture Corp.	$22,884
1,585	Horizon Global Corp.*	18,465
10,810	Houghton Mifflin Harcourt Co.*	185,932
10,443	Hovnanian Enterprises, Inc., Class A*	19,842
2,845	HSN, Inc.	148,993
4,178	Iconix Brand Group, Inc.*	32,212
5,286	IMAX Corp.*	176,235
1,742	Installed Building Products, Inc.*	58,235
2,442	International Speedway Corp., Class A*	80,781
9,840	Interval Leisure Group, Inc.	141,302
1,386	Intrawest Resorts Holdings, Inc.*	15,066
2,404	iRobot Corp.*	92,554
1,935	Isle of Capri Casinos, Inc.*	30,747
1,210	J Alexander’s Holdings, Inc.*	12,584
2,848	Jack in the Box, Inc.	242,650
1,442	JAKKS Pacific, Inc.*	10,757
1,141	Jamba, Inc.*	13,019
442	Johnson Outdoors, Inc., Class A	11,651
2,956	K12, Inc.*	35,088
6,597	KB Home	91,962
1,381	Kirkland’s, Inc.	18,354
739	Kona Grill, Inc.*	9,319
5,331	Krispy Kreme Doughnuts, Inc.*	113,977
7,732	La Quinta Holdings, Inc.*	91,856
1,439	Lands’ End, Inc.*	24,132
4,480	La-Z-Boy, Inc.	118,630
1,224	LGI Homes, Inc.*	33,072
1,912	Libbey, Inc.	32,676
521	Liberty Tax, Inc.	6,096
6,546	Liberty TripAdvisor Holdings, Inc., Class A*	150,362
8,259	LifeLock, Inc.*	107,945
942	Lifetime Brands, Inc.	13,734
1,993	Lithia Motors, Inc., Class A	164,104
1,147	Loral Space & Communications, Inc.*	44,010
2,370	Lumber Liquidators Holdings, Inc.*	31,047
2,146	M/I Homes, Inc.*	40,516
1,563	Malibu Boats, Inc., Class A*	21,257
1,607	Marcus Corp. (The)	31,176
935	Marine Products Corp.	8,097
2,231	MarineMax, Inc.*	37,882
2,056	Marriott Vacations Worldwide Corp.	124,594
1,794	Mattress Firm Holding Corp.*	60,601
611	MCBC Holdings, Inc.*	9,397
3,419	MDC Holdings, Inc.	79,458
3,803	MDC Partners, Inc., Class A	68,226
8,386	Media General, Inc.*	149,606
3,216	Meredith Corp.	159,192
3,470	Meritage Homes Corp.*	126,620
1,002	Metaldyne Performance Group, Inc.	16,333
4,192	Modine Manufacturing Co.*	41,920
889	Monarch Casino & Resort, Inc.*	18,776
2,786	Monro Muffler Brake, Inc.	175,379
2,373	Morgans Hotel Group Co.*	5,197
1,572	Motorcar Parts of America, Inc.*	47,097
1,404	Movado Group, Inc.	28,810
362	NACCO Industries, Inc., Class A	19,019
5,379	National CineMedia, Inc.	78,533
2,747	Nautilus, Inc.*	56,671
969	New Home Co., Inc. (The)*	9,816
3,910	New Media Investment Group, Inc.	68,151
12,035	New York Times Co. (The), Class A	145,503
2,739	Nexstar Broadcasting Group, Inc., Class A	145,770
996	Noodles & Co.*	9,342
2,531	Nutrisystem, Inc.	68,691
898	Ollie’s Bargain Outlet Holdings, Inc.*	22,513
1,512	Outerwall, Inc.	62,370
1,050	Overstock.com, Inc.*	17,903
1,282	Oxford Industries, Inc.	81,240
2,403	Papa John’s International, Inc.	152,206
797	Papa Murphy’s Holdings, Inc.*	5,978
2,202	Party City Holdco, Inc.*	30,696
6,985	Penn National Gaming, Inc.*	109,455
3,968	Performance Sports Group Ltd.*	12,896
1,070	Perry Ellis International, Inc.*	20,715
1,773	PetMed Express, Inc.	33,386
7,323	Pier 1 Imports, Inc.	41,009
5,297	Pinnacle Entertainment, Inc.*	59,644
1,359	Planet Fitness, Inc., Class A*	24,272
3,810	Pool Corp.	348,882
2,026	Popeyes Louisiana Kitchen, Inc.*	117,751
1,675	Potbelly Corp.*	22,144
1,448	Reading International, Inc., Class A*	18,129
1,236	Red Robin Gourmet Burgers, Inc.*	62,678
3,151	Regis Corp.*	41,089
4,641	Rent-A-Center, Inc.	61,122
2,922	Restoration Hardware Holdings, Inc.*	97,186
5,433	Ruby Tuesday, Inc.*	21,080
3,055	Ruth’s Hospitality Group, Inc.	50,744
318	Saga Communications, Inc., Class A	13,156
2,334	Scholastic Corp.	91,143
4,396	Scientific Games Corp., Class A*	43,037
5,984	SeaWorld Entertainment, Inc.	104,481
4,086	Select Comfort Corp.*	91,608
3,138	Sequential Brands Group, Inc.*	25,292
503	Shake Shack, Inc., Class A*	19,265
1,312	Shoe Carnival, Inc.	30,558
3,087	Shutterfly, Inc.*	149,102
5,799	Sinclair Broadcast Group, Inc., Class A	183,422
1,883	Sizmek, Inc.*	4,595
1,921	Skullcandy, Inc.*	7,473
4,705	Smith & Wesson Holding Corp.*	114,661
2,607	Sonic Automotive, Inc., Class A	46,561
4,299	Sonic Corp.	128,067
4,588	Sotheby’s	137,181
1,024	Speedway Motorsports, Inc.	17,725
1,573	Sportsman’s Warehouse Holdings, Inc.*	13,591
2,352	Stage Stores, Inc.	13,007
1,745	Standard Motor Products, Inc.	67,427
2,568	Stein Mart, Inc.	17,848
4,925	Steven Madden Ltd.*	168,977
2,452	Stoneridge, Inc.*	40,237
314	Strattec Security Corp.	14,526
960	Strayer Education, Inc.*	46,243
1,636	Sturm Ruger & Co., Inc.	108,352
1,942	Superior Industries International, Inc.	52,706
650	Superior Uniform Group, Inc.	11,505
4,229	Tailored Brands, Inc.	58,318
2,845	Taylor Morrison Home Corp., Class A*	42,391
5,059	Tenneco, Inc.*	271,769
6,126	Texas Roadhouse, Inc.	274,506
2,373	Tile Shop Holdings, Inc.*	43,307
986	Tilly’s, Inc., Class A*	5,817
8,907	Time, Inc.	141,354
1,847	Tower International, Inc.	40,025
599	Townsquare Media, Inc., Class A*	5,289
14,147	TRI Pointe Group, Inc.*	164,954
2,303	Tribune Publishing Co.	26,991
3,856	Tuesday Morning Corp.*	26,221
4,909	Tumi Holdings, Inc.*	131,708
1,302	Unifi, Inc.*	32,719
1,269	Universal Electronics, Inc.*	82,396
1,850	Universal Technical Institute, Inc.	6,087

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,181	Vail Resorts, Inc.	$417,506
1,757	Vera Bradley, Inc.*	26,917
1,778	Vince Holding Corp.*	10,010
2,124	Vitamin Shoppe, Inc.*	64,230
1,736	VOXX International Corp.*	5,746
1,756	Wayfair, Inc., Class A*	72,312
1,351	WCI Communities, Inc.*	23,251
2,416	Weight Watchers International, Inc.*	36,627
1,574	West Marine, Inc.*	14,449
575	Weyco Group, Inc.	15,847
1,707	William Lyon Homes, Class A*	27,688
584	Wingstop, Inc.*	16,294
194	Winmark Corp.	19,061
2,357	Winnebago Industries, Inc.	53,080
9,034	Wolverine World Wide, Inc.	164,509
2,634	World Wrestling Entertainment, Inc., Class A	46,279
2,412	ZAGG, Inc.*	11,674
1,690	Zoe’s Kitchen, Inc.*	62,395
1,740	Zumiez, Inc.*	25,891
		19,287,152
	Consumer Staples — 3.1%

337	Alico, Inc.	10,262
1,313	Amplify Snack Brands, Inc.*	17,135
2,486	Andersons, Inc. (The)	88,949
712	Arcadia Biosciences, Inc.*	1,075
5,482	B&G Foods, Inc.	235,671
796	Boston Beer Co., Inc. (The), Class A*	123,698
1,289	Calavo Growers, Inc.	72,970
2,741	Cal-Maine Foods, Inc.	121,974
3,400	Casey’s General Stores, Inc.	408,714
5,827	Castle Brands, Inc.*	5,224
3,701	Central Garden & Pet Co., Class A*	67,469
1,650	Chefs’ Warehouse, Inc. (The)*	25,047
408	Coca-Cola Bottling Co. Consolidated	50,388
896	Craft Brew Alliance, Inc.*	8,494
14,460	Darling Ingredients, Inc.*	221,961
8,258	Dean Foods Co.	150,956
2,285	Elizabeth Arden, Inc.*	20,976
678	Farmer Brothers Co.*	19,153
2,916	Fresh Del Monte Produce, Inc.	152,711
1,819	Freshpet, Inc.*	16,844
6,883	HRG Group, Inc.*	90,374
1,167	Ingles Markets, Inc., Class A	43,506
1,486	Inter Parfums, Inc.	43,451
1,711	Inventure Foods, Inc.*	12,815
1,303	J&J Snack Foods Corp.	137,467
728	John B. Sanfilippo & Son, Inc.	34,449
1,621	Lancaster Colony Corp.	196,514
2,358	Landec Corp.*	27,306
416	Lifeway Foods, Inc.*	3,940
1,006	Limoneira Co.	16,549
951	Medifast, Inc.	30,346
884	MGP Ingredients, Inc.	28,924
999	National Beverage Corp.*	52,028
786	Natural Grocers by Vitamin Cottage, Inc.*	10,415
638	Natural Health Trends Corp.	19,044
926	Nature’s Sunshine Products, Inc.	9,112
734	Nutraceutical International Corp.*	17,388
429	Oil-Dri Corp. of America	13,947
1,901	Omega Protein Corp.*	37,526
803	Orchids Paper Products Co.	25,503
1,459	Performance Food Group Co.*	36,227
5,389	Post Holdings, Inc.*	409,618
1,703	PriceSmart, Inc.	150,869
1,007	Revlon, Inc., Class A*	31,398
1,961	Sanderson Farms, Inc.	175,921
23	Seaboard Corp.*	69,460
655	Seneca Foods Corp., Class A*	20,449
2,125	Smart & Final Stores, Inc.*	33,724
6,061	Snyder’s-Lance, Inc.	187,346
3,292	SpartanNash Co.	97,805
22,911	SUPERVALU, Inc.*	106,078
1,864	Synutra International, Inc.*	7,642
1,679	Tootsie Roll Industries, Inc.	60,091
4,936	TreeHouse Foods, Inc.*	467,439
4,383	United Natural Foods, Inc.*	163,311
1,977	Universal Corp.	108,142
463	USANA Health Sciences, Inc.*	55,861
7,508	Vector Group Ltd.	161,197
627	Village Super Market, Inc., Class A	16,992
1,275	WD-40 Co.	141,997
964	Weis Markets, Inc.	48,364
		5,220,206
	Energy — 2.5%

10,168	Abraxas Petroleum Corp.*	11,490
187	Adams Resources & Energy, Inc.	7,254
2,733	Alon USA Energy, Inc.	20,634
3,162	Approach Resources, Inc.*	8,442
6,075	Archrock, Inc.	46,352
1,569	Ardmore Shipping Corp.	14,874
5,658	Atwood Oceanics, Inc.	60,371
3,731	Basic Energy Services, Inc.*	7,313
4,379	Bill Barrett Corp.*	31,135
4,350	Bonanza Creek Energy, Inc.*	11,440
3,049	Bristow Group, Inc.	40,887
4,936	C&J Energy Services Ltd.*	2,625
10,339	Callon Petroleum Co.*	117,761
1,718	CARBO Ceramics, Inc.	21,183
5,103	Carrizo Oil & Gas, Inc.*	196,465
516	Clayton Williams Energy, Inc.*	12,998
6,703	Clean Energy Fuels Corp.*	21,785
5,342	Cloud Peak Energy, Inc.*	10,470
1,524	Contango Oil & Gas Co.*	16,490
5,020	Delek U.S. Holdings, Inc.	69,176
8,126	DHT Holdings, Inc.	44,368
2,191	Dorian LPG Ltd.*	19,587
137	Earthstone Energy, Inc.*	1,822
4,205	Eclipse Resources Corp.*	11,227
4,497	Energy Fuels, Inc.*	9,938
1,801	Era Group, Inc.*	17,236
1,214	Erin Energy Corp.*	2,938
2,154	Evolution Petroleum Corp.	12,041
13,818	EXCO Resources, Inc.*	12,462
3,037	Exterran Corp.*	38,054
5,599	Fairmount Santrol Holdings, Inc.*	30,123
5,191	Forum Energy Technologies, Inc.*	87,105
4,178	Frontline Ltd.	37,101
3,642	GasLog Ltd.	45,343
11,529	Gastar Exploration, Inc.*	10,607
1,477	Gener8 Maritime, Inc.*	10,679
1,151	Geospace Technologies Corp.*	19,947
3,321	Green Plains, Inc.	61,638
2,244	GulfMark Offshore, Inc., Class A*	7,271
6,428	Halcon Resources Corp.*	1,956
953	Hallador Energy Co.	4,069
9,269	Helix Energy Solutions Group, Inc.*	74,245
2,800	Hornbeck Offshore Services, Inc.*	23,268
2,216	Independence Contract Drilling, Inc.*	8,864
823	ION Geophysical Corp.*	5,736
78	Isramco, Inc.*	7,270

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,535	Jones Energy, Inc., Class A*	$9,633
11,645	Key Energy Services, Inc.*	3,531
6,997	Matador Resources Co.*	158,972
2,338	Matrix Service Co.*	38,741
20,882	McDermott International, Inc.*	99,189
1,114	Natural Gas Services Group, Inc.*	22,581
7,178	Navios Maritime Acquisition Corp.	13,351
7,361	Newpark Resources, Inc.*	33,787
1,469	Nordic American Offshore Ltd.	7,286
7,805	Nordic American Tankers Ltd.	119,963
625	North Atlantic Drilling Ltd.*	2,275
5,392	Northern Oil and Gas, Inc.*	23,509
15,808	Oasis Petroleum, Inc.*	158,712
4,515	Oil States International, Inc.*	148,363
2,789	Pacific Ethanol, Inc.*	17,654
1,447	Panhandle Oil and Gas, Inc., Class A	23,268
1,402	Par Pacific Holdings, Inc.*	21,451
10,702	Parker Drilling Co.*	23,544
9,836	Parsley Energy, Inc., Class A*	256,424
4,043	PDC Energy, Inc.*	234,696
1,098	PHI, Inc. (Non-Voting)*	18,776
5,637	Pioneer Energy Services Corp.*	20,124
3,845	Renewable Energy Group, Inc.*	35,412
508	REX American Resources Corp.*	29,677
4,210	Rex Energy Corp.*	3,116
1,057	RigNet, Inc.*	13,138
2,949	Ring Energy, Inc.*	23,857
5,747	RSP Permian, Inc.*	189,249
4,877	Sanchez Energy Corp.*	38,236
15,651	Scorpio Tankers, Inc.	92,028
1,502	SEACOR Holdings, Inc.*	86,170
3,842	SemGroup Corp., Class A	122,137
5,189	Ship Finance International Ltd.	83,180
5,005	Stone Energy Corp.*	2,703
16,042	Synergy Resources Corp.*	96,894
8,802	Teekay Tankers Ltd., Class A	31,159
3,410	Tesco Corp.	24,961
6,970	TETRA Technologies, Inc.*	38,126
4,116	Tidewater, Inc.	17,822
2,260	TransAtlantic Petroleum Ltd.*	2,103
4,081	Triangle Petroleum Corp.*	633
5,551	U.S. Silica Holdings, Inc.	158,370
4,411	Unit Corp.*	61,622
9,748	Uranium Energy Corp.*	7,603
3,063	W&T Offshore, Inc.*	6,463
6,225	Western Refining, Inc.	132,219
1,567	Westmoreland Coal Co.*	12,677
		4,099,425
	Financials — 23.5%

1,432	1st Source Corp.	48,530
6,020	Acadia Realty Trust (REIT)	204,078
636	Access National Corp.	13,057
3,553	Actua Corp.*	34,500
2,485	AG Mortgage Investment Trust, Inc. (REIT)	34,815
2,069	Agree Realty Corp. (REIT)	88,077
4,276	Alexander & Baldwin, Inc.	161,034
183	Alexander’s, Inc. (REIT)	67,042
262	Allegiance Bancshares, Inc.*	6,257
64	Altisource Asset Management Corp.*	1,221
1,155	Altisource Portfolio Solutions S.A.*	32,259
5,006	Altisource Residential Corp. (REIT)	50,160
3,939	Ambac Financial Group, Inc.*	64,954
3,253	American Assets Trust, Inc. (REIT)	130,153
4,168	American Capital Mortgage Investment Corp. (REIT)	65,979
7,128	American Equity Investment Life Holding Co.	115,545
764	American National Bankshares, Inc.	20,712
2,817	Ameris Bancorp	89,665
1,661	AMERISAFE, Inc.	100,873
815	Ames National Corp.	20,505
8,659	Anworth Mortgage Asset Corp. (REIT)	40,091
5,114	Apollo Commercial Real Estate Finance, Inc. (REIT)	82,898
2,809	Apollo Residential Mortgage, Inc. (REIT)	37,809
2,373	Ares Commercial Real Estate Corp. (REIT)	28,429
2,691	Argo Group International Holdings Ltd.	141,665
2,001	Arlington Asset Investment Corp., Class A	26,613
2,740	Armada Hoffler Properties, Inc. (REIT)	33,154
3,210	ARMOUR Residential REIT, Inc. (REIT)	62,275
980	Arrow Financial Corp.	28,479
2,397	Ashford Hospitality Prime, Inc. (REIT)	25,936
7,300	Ashford Hospitality Trust, Inc. (REIT)	36,719
94	Ashford, Inc.*	4,926
553	Associated Capital Group, Inc., Class A*	16,562
7,875	Astoria Financial Corp.	125,843
908	Atlas Financial Holdings, Inc.*	16,335
1,083	AV Homes, Inc.*	13,603
822	Baldwin & Lyons, Inc., Class B	19,268
4,375	Banc of California, Inc.	87,763
638	BancFirst Corp.	40,015
2,631	Banco Latinoamericano de Comercio Exterior S.A., Class E	70,195
2,950	Bancorp, Inc. (The)*	19,913
8,450	BancorpSouth, Inc.	201,871
4,081	Bank Mutual Corp.	33,097
523	Bank of Marin Bancorp	26,584
6,825	Bank of the Ozarks, Inc.	265,561
1,520	BankFinancial Corp.	19,319
1,836	Banner Corp.	81,684
523	Bar Harbor Bankshares	17,620
6,962	BBCN Bancorp, Inc.	113,202
238	BBX Capital Corp., Class A*	3,570
1,166	Bear State Financial, Inc.*	11,100
6,601	Beneficial Bancorp, Inc.*	90,896
2,583	Berkshire Hills Bancorp, Inc.	70,981
16,036	BGC Partners, Inc., Class A	148,974
2	BlackRock Capital Investment Corp.	15
2,454	Blue Hills Bancorp, Inc.	34,822
1,649	Bluerock Residential Growth REIT, Inc. (REIT)	19,689
2,618	BNC Bancorp	62,413
5,374	BofI Holding, Inc.*	100,870
7,269	Boston Private Financial Holdings, Inc.	91,517
1,303	Bridge Bancorp, Inc.	39,051
6,131	Brookline Bancorp, Inc.	71,304
1,469	Bryn Mawr Bank Corp.	42,954
708	BSB Bancorp, Inc./MA*	16,263
521	C1 Financial, Inc.*	12,426
1,559	Calamos Asset Management, Inc., Class A	11,989
651	Camden National Corp.	28,006
1,847	Capital Bank Financial Corp., Class A	56,961
941	Capital City Bank Group, Inc.	14,586
12,311	Capitol Federal Financial, Inc.	167,183
8,385	Capstead Mortgage Corp. (REIT)	80,999
2,815	Cardinal Financial Corp.	63,901

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,104	CareTrust REIT, Inc. (REIT)	$68,343
2,704	Cascade Bancorp*	15,278
2,101	Cash America International, Inc.	76,203
3,461	CatchMark Timber Trust, Inc., Class A (REIT)	37,413
6,994	Cathay General Bancorp	215,555
7,441	Cedar Realty Trust, Inc. (REIT)	50,524
3,977	CenterState Banks, Inc.	62,916
2,013	Central Pacific Financial Corp.	48,252
304	Century Bancorp, Inc./MA, Class A	12,987
1,333	Charter Financial Corp./MD	17,702
3,352	Chatham Lodging Trust (REIT)	72,705
2,950	Chemical Financial Corp.	116,230
5,221	Chesapeake Lodging Trust (REIT)	124,469
1,068	Citizens & Northern Corp.	21,659
4,295	Citizens, Inc./TX*	34,274
1,332	City Holding Co.	65,481
2,100	Clifton Bancorp, Inc.	31,731
1,261	CNB Financial Corp./PA	22,509
16,275	CNO Financial Group, Inc.	330,220
3,177	CoBiz Financial, Inc.	40,189
1,774	Cohen & Steers, Inc.	68,459
9,776	Colony Capital, Inc., Class A (REIT)	179,096
3,341	Colony Starwood Homes (REIT)	90,942
5,049	Columbia Banking System, Inc.	153,843
3,742	Community Bank System, Inc.	154,320
1,370	Community Trust Bancorp, Inc.	49,430
1,076	CommunityOne Bancorp*	14,397
2,617	ConnectOne Bancorp, Inc.	41,453
382	Consolidated-Tomoka Land Co.	18,374
1,043	CorEnergy Infrastructure Trust, Inc. (REIT)	25,084
2,129	CoreSite Realty Corp. (REIT)	161,485
18,957	Cousins Properties, Inc. (REIT)	203,598
9,246	Cowen Group, Inc., Class A*	30,974
2,488	Crawford & Co., Class B	21,322
1,470	CU Bancorp*	33,957
15,379	CubeSmart (REIT)	489,667
2,339	Customers Bancorp, Inc.*	62,896
9,299	CVB Financial Corp.	163,197
6,404	CyrusOne, Inc. (REIT)	315,781
13,840	CYS Investments, Inc. (REIT)	113,073
7,776	DCT Industrial Trust, Inc. (REIT)	335,379
262	Diamond Hill Investment Group, Inc.	47,228
17,566	DiamondRock Hospitality Co. (REIT)	157,040
2,724	Dime Community Bancshares, Inc.	50,013
708	Donegal Group, Inc., Class A	11,463
6,108	DuPont Fabros Technology, Inc. (REIT)	258,429
4,303	Dynex Capital, Inc. (REIT)	28,787
2,618	Eagle Bancorp, Inc.*	134,801
1,197	Easterly Government Properties, Inc. (REIT)	22,408
2,827	EastGroup Properties, Inc. (REIT)	181,013
5,533	Education Realty Trust, Inc. (REIT)	236,757
1,567	eHealth, Inc.*	21,656
686	EMC Insurance Group, Inc.	18,330
2,791	Employers Holdings, Inc.	83,311
2,278	Encore Capital Group, Inc.*	61,255
2,281	Enova International, Inc.*	16,606
795	Enstar Group Ltd.*	123,917
697	Enterprise Bancorp, Inc./MA	16,219
1,745	Enterprise Financial Services Corp.	49,907
5,005	EPR Properties (REIT)	356,756
195	Equity Bancshares, Inc., Class A*	4,631
6,993	Equity One, Inc. (REIT)	206,014
4,864	Essent Group Ltd.*	106,327
8,469	EverBank Financial Corp.	129,745
3,030	Evercore Partners, Inc., Class A	157,560
4,530	EZCORP, Inc., Class A*	30,713
656	Farmers Capital Bank Corp.	17,837
842	FBL Financial Group, Inc., Class A	52,970
2,448	FCB Financial Holdings, Inc., Class A*	90,503
867	Federal Agricultural Mortgage Corp., Class C	31,273
1,240	Federated National Holding Co.	26,759
12,539	FelCor Lodging Trust, Inc. (REIT)	82,883
985	Fidelity & Guaranty Life	23,394
1,691	Fidelity Southern Corp.	27,665
509	Fifth Street Asset Management, Inc.	2,235
4,538	Financial Engines, Inc.	125,430
1,240	Financial Institutions, Inc.	34,670
9,487	First American Financial Corp.	362,783
940	First Bancorp, Inc./ME	18,941
10,183	First BanCorp./Puerto Rico*	42,870
1,728	First Bancorp/NC	34,093
2,776	First Busey Corp.	61,599
759	First Business Financial Services, Inc.	18,770
2,468	First Cash Financial Services, Inc.	107,827
674	First Citizens BancShares, Inc., Class A	174,606
7,786	First Commonwealth Financial Corp.	73,111
1,382	First Community Bancshares, Inc./VA	30,211
1,403	First Connecticut Bancorp, Inc./CT	22,757
811	First Defiance Financial Corp.	32,740
5,399	First Financial Bancorp	106,738
5,614	First Financial Bankshares, Inc.	188,125
914	First Financial Corp./IN	33,763
10,226	First Industrial Realty Trust, Inc. (REIT)	253,196
1,721	First Interstate BancSystem, Inc., Class A	49,857
3,546	First Merchants Corp.	91,877
6,823	First Midwest Bancorp, Inc./IL	127,590
1,335	First NBC Bank Holding Co.*	24,924
1,192	First of Long Island Corp. (The)	35,867
5,140	First Potomac Realty Trust (REIT)	46,003
14,510	FirstMerit Corp.	329,087
1,800	Flagstar Bancorp, Inc.*	43,632
2,574	Flushing Financial Corp.	53,694
17,751	FNB Corp./PA	237,686
6,288	FNFV Group*	75,582
2,942	Forestar Group, Inc.*	36,010
1,022	Fox Chase Bancorp, Inc.	20,685
477	Franklin Financial Network, Inc.*	14,787
7,871	Franklin Street Properties Corp. (REIT)	89,808
603	FRP Holdings, Inc.*	18,452
15,464	Fulton Financial Corp.	220,362
2,824	GAIN Capital Holdings, Inc.	19,542
553	GAMCO Investors, Inc., Class A	20,279
6,534	GEO Group, Inc. (The) (REIT)	217,321
1,308	German American Bancorp, Inc.	42,105
2,236	Getty Realty Corp. (REIT)	45,212
6,610	Glacier Bancorp, Inc.	180,717
1,931	Gladstone Commercial Corp. (REIT)	32,113
727	Global Indemnity PLC*	21,897
6,158	Government Properties Income Trust (REIT)	120,697
36,720	Gramercy Property Trust (REIT)	327,910
380	Great Ajax Corp. (REIT)	5,240
918	Great Southern Bancorp, Inc.	36,013
3,886	Great Western Bancorp, Inc.	132,202
1,249	Green Bancorp, Inc.*	10,379
3,729	Green Dot Corp., Class A*	82,262
2,563	Greenhill & Co., Inc.	52,849

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,531	Greenlight Capital Re Ltd., Class A*	$51,481
1,297	Guaranty Bancorp	20,752
1,237	Hallmark Financial Services, Inc.*	12,086
3,000	Hampton Roads Bankshares, Inc.*	5,250
6,817	Hancock Holding Co.	187,399
2,795	Hanmi Financial Corp.	68,030
3,349	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	68,085
8,471	Hatteras Financial Corp. (REIT)	136,298
750	HCI Group, Inc.	23,813
8,786	Healthcare Realty Trust, Inc. (REIT)	279,307
1,655	Heartland Financial USA, Inc.	58,091
6	Hercules Capital, Inc.	74
2,126	Heritage Commerce Corp.	22,876
2,647	Heritage Financial Corp./WA	48,334
2,162	Heritage Insurance Holdings, Inc.	28,452
2,053	Heritage Oaks Bancorp	16,527
4,029	Hersha Hospitality Trust (REIT)	71,394
3,311	HFF, Inc., Class A	106,614
8,231	Highwoods Properties, Inc. (REIT)	400,520
6,665	Hilltop Holdings, Inc.*	136,233
115	Hingham Institution for Savings	15,397
4,996	Home BancShares, Inc./AR	219,574
2,149	HomeStreet, Inc.*	44,183
1,582	HomeTrust Bancshares, Inc.*	30,153
3,601	Horace Mann Educators Corp.	122,650
1,000	Horizon Bancorp/IN	24,700
1,057	Houlihan Lokey, Inc.	25,527
7,304	Hudson Pacific Properties, Inc. (REIT)	205,315
3,342	IBERIABANK Corp.	207,204
754	Impac Mortgage Holdings, Inc.*	10,654
617	Independence Holding Co.	9,773
2,820	Independence Realty Trust, Inc. (REIT)	21,996
2,288	Independent Bank Corp./MA	112,776
1,890	Independent Bank Corp./MI	28,048
849	Independent Bank Group, Inc.	32,279
1,003	Infinity Property & Casualty Corp.	78,164
1,917	InfraREIT, Inc. (REIT)	32,915
4,740	International Bancshares Corp.	132,910
1,316	INTL. FCStone, Inc.*	36,703
9,924	Invesco Mortgage Capital, Inc. (REIT)	142,707
2,996	Investment Technology Group, Inc.	55,246
28,707	Investors Bancorp, Inc.	343,623
10,730	Investors Real Estate Trust (REIT)	66,741
6,657	iStar, Inc. (REIT)*	68,101
963	James River Group Holdings Ltd.	34,042
12,850	Janus Capital Group, Inc.	195,063
1,268	JG Wentworth Co. (The), Class A*	736
2,976	KCG Holdings, Inc., Class A*	41,872
8,186	Kearny Financial Corp./MD	107,155
3,806	Kemper Corp.	122,972
8,122	Kennedy-Wilson Holdings, Inc.	173,161
7,315	Kite Realty Group Trust (REIT)	196,554
3,826	Ladder Capital Corp. (REIT)	47,098
9,219	Ladenburg Thalmann Financial Services, Inc.*	24,523
3,499	Lakeland Bancorp, Inc.	40,378
1,454	Lakeland Financial Corp.	71,348
9,886	LaSalle Hotel Properties (REIT)	228,465
4,166	LegacyTexas Financial Group, Inc.	112,149
549	LendingTree, Inc.*	45,704
17,981	Lexington Realty Trust (REIT)	169,920
420	Live Oak Bancshares, Inc.	6,779
3,283	LTC Properties, Inc. (REIT)	153,053
7,800	Mack-Cali Realty Corp. (REIT)	204,672
4,427	Maiden Holdings Ltd.	58,082
2,102	MainSource Financial Group, Inc.	47,463
1,189	Marcus & Millichap, Inc.*	30,224
3,266	MarketAxess Holdings, Inc.	457,044
759	Marlin Business Services Corp.	11,506
6,575	MB Financial, Inc.	237,686
10,273	MBIA, Inc.*	73,966
20,472	Medical Properties Trust, Inc. (REIT)	300,938
525	Medley Management, Inc., Class A	3,187
1,478	Mercantile Bank Corp.	36,122
435	Merchants Bancshares, Inc./VT	13,272
4,809	Meridian Bancorp, Inc.	72,135
661	Meta Financial Group, Inc.	32,951
29,725	MGIC Investment Corp.*	209,561
689	MidWestOne Financial Group, Inc.	20,057
1,540	Moelis & Co., Class A	41,056
5,521	Monmouth Real Estate Investment Corp. (REIT)	65,645
14,573	Monogram Residential Trust, Inc. (REIT)	147,770
2,627	National Bank Holdings Corp., Class A	55,824
608	National Bankshares, Inc.	20,277
528	National Commerce Corp.*	12,202
3,510	National General Holdings Corp.	72,762
3,288	National Health Investors, Inc. (REIT)	229,601
624	National Interstate Corp.	19,400
2,004	National Storage Affiliates Trust (REIT)	41,783
195	National Western Life Group, Inc., Class A	41,634
3,236	Nationstar Mortgage Holdings, Inc.*	41,291
928	Navigators Group, Inc. (The)*	84,522
3,855	NBT Bancorp, Inc.	112,412
1,948	Nelnet, Inc., Class A	71,453
20,166	New Residential Investment Corp. (REIT)	273,854
7,187	New Senior Investment Group, Inc. (REIT)	74,529
9,572	New York Mortgage Trust, Inc. (REIT)	56,953
14,219	New York REIT, Inc. (REIT)	129,819
2,114	NewStar Financial, Inc.*	17,821
1,659	NexPoint Residential Trust, Inc. (REIT)	23,458
611	Nicolet Bankshares, Inc.*	23,218
4,361	NMI Holdings, Inc., Class A*	27,213
4,105	Northfield Bancorp, Inc.	63,833
8,885	Northwest Bancshares, Inc.	131,587
1,806	OceanFirst Financial Corp.	33,673
9,402	Ocwen Financial Corp.*	18,616
3,901	OFG Bancorp	35,655
11,668	Old National Bancorp/IN	153,550
2,579	Old Second Bancorp, Inc.*	18,646
2,155	OM Asset Management PLC	32,713
1,014	On Deck Capital, Inc.*	5,242
1,096	One Liberty Properties, Inc. (REIT)	24,835
1,988	OneBeacon Insurance Group Ltd., Class A	25,884
907	Oppenheimer Holdings, Inc., Class A	14,276
911	Opus Bank	34,308
1,905	Orchid Island Capital, Inc. (REIT)	19,774
3,851	Oritani Financial Corp.	64,504
1,708	Pacific Continental Corp.	28,336
2,392	Pacific Premier Bancorp, Inc.*	59,800
1,142	Park National Corp.	107,279
4,228	Park Sterling Corp.	31,499
7,407	Parkway Properties, Inc./MD (REIT)	129,252
728	Patriot National, Inc.*	5,496
1,431	Peapack Gladstone Financial Corp.	27,203
6,289	Pebblebrook Hotel Trust (REIT)	158,609
419	Penns Woods Bancorp, Inc.	17,740

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,049	Pennsylvania Real Estate Investment Trust (REIT)	$127,634
1,159	PennyMac Financial Services, Inc., Class A*	15,959
6,061	PennyMac Mortgage Investment Trust (REIT)	93,279
1,608	Peoples Bancorp, Inc./OH	34,717
661	Peoples Financial Services Corp.	24,371
252	People’s Utah Bancorp	4,322
3,887	PHH Corp.*	55,506
11,788	Physicians Realty Trust (REIT)	223,854
2,013	PICO Holdings, Inc.*	18,640
3,140	Pinnacle Financial Partners, Inc.	154,425
1,165	Piper Jaffray Cos.*	49,198
3,560	Potlatch Corp. (REIT)	121,681
4,229	PRA Group, Inc.*	116,340
1,945	Preferred Apartment Communities, Inc., Class A (REIT)	27,055
1,022	Preferred Bank/CA	33,644
4,233	Primerica, Inc.	237,514
6,880	PrivateBancorp, Inc.	305,128
3	Prospect Capital Corp.	23
6,130	Prosperity Bancshares, Inc.	330,101
5,743	Provident Financial Services, Inc.	117,272
1,706	PS Business Parks, Inc. (REIT)	168,433
1,100	Pzena Investment Management, Inc., Class A	9,625
1,022	QCR Holdings, Inc.	27,890
2,856	QTS Realty Trust, Inc., Class A (REIT)	147,570
15,862	Radian Group, Inc.	196,847
7,955	RAIT Financial Trust (REIT)	26,411
6,927	Ramco-Gershenson Properties Trust (REIT)	124,755
1,031	RE/MAX Holdings, Inc., Class A	41,642
6,761	Redwood Trust, Inc. (REIT)	96,344
879	Regional Management Corp.*	15,005
3,518	Renasant Corp.	121,054
869	Republic Bancorp, Inc./KY, Class A	24,097
1,288	Resource America, Inc., Class A	12,416
2,776	Resource Capital Corp. (REIT)	35,338
8,707	Retail Opportunity Investments Corp. (REIT)	176,056
5,740	Rexford Industrial Realty, Inc. (REIT)	114,226
3,780	RLI Corp.	249,896
10,959	RLJ Lodging Trust (REIT)	224,550
610	RMR Group, Inc. (The), Class A*	18,080
3,203	Rouse Properties, Inc. (REIT)	58,455
3,805	Ryman Hospitality Properties, Inc. (REIT)	186,673
3,045	S&T Bancorp, Inc.	78,774
5,700	Sabra Health Care REIT, Inc. (REIT)	119,358
1,812	Safeguard Scientifics, Inc.*	23,973
1,321	Safety Insurance Group, Inc.	78,481
2,159	Sandy Spring Bancorp, Inc.	63,453
853	Saul Centers, Inc. (REIT)	47,922
2,083	Seacoast Banking Corp. of Florida*	35,078
5,484	Select Income REIT (REIT)	135,071
4,984	Selective Insurance Group, Inc.	185,156
1,950	ServisFirst Bancshares, Inc.	101,478
1,033	Sierra Bancorp	17,840
3,182	Silver Bay Realty Trust Corp. (REIT)	49,766
2,613	Simmons First National Corp., Class A	124,065
2,117	South State Corp.	153,492
2,331	Southside Bancshares, Inc.	68,740
1,564	Southwest Bancorp, Inc./OK	26,541
3,979	Sovran Self Storage, Inc. (REIT)	430,806
4,824	St. Joe Co. (The)*	83,841
5,700	STAG Industrial, Inc. (REIT)	121,695
1,312	State Auto Financial Corp.	26,896
3,128	State Bank Financial Corp.	68,003
2,734	State National Cos., Inc.	29,445
10,492	Sterling Bancorp/DE	172,698
2,008	Stewart Information Services Corp.	74,738
5,941	Stifel Financial Corp.*	224,468
1,946	Stock Yards Bancorp, Inc.	56,478
974	Stonegate Bank	31,129
1,274	Stonegate Mortgage Corp.*	4,828
3,815	STORE Capital Corp. (REIT)	97,397
1,026	Suffolk Bancorp	25,948
7,638	Summit Hotel Properties, Inc. (REIT)	89,365
840	Sun Bancorp, Inc./NJ*	17,430
4,910	Sun Communities, Inc. (REIT)	342,865
18,264	Sunstone Hotel Investors, Inc. (REIT)	219,899
4,453	Talmer Bancorp, Inc., Class A	88,793
1,202	Tejon Ranch Co.*	28,043
3,764	Terreno Realty Corp. (REIT)	90,110
746	Territorial Bancorp, Inc.	19,627
4,006	Texas Capital Bancshares, Inc.*	205,267
7,387	Third Point Reinsurance Ltd.*	86,428
2,620	Tiptree Financial, Inc., Class A	14,803
1,310	Tompkins Financial Corp.	87,167
3,985	Towne Bank/VA	87,072
1,990	TriCo Bancshares	56,038
1,862	TriState Capital Holdings, Inc.*	24,206
1,300	Triumph Bancorp, Inc.*	20,878
1,430	Trupanion, Inc.*	21,622
8,319	TrustCo Bank Corp./NY	54,656
5,913	Trustmark Corp.	146,524
3,446	UMB Financial Corp.	198,317
2,067	UMH Properties, Inc. (REIT)	20,546
19,303	Umpqua Holdings Corp.	308,655
3,948	Union Bankshares Corp.	107,149
6,078	United Bankshares, Inc./WV	241,965
4,662	United Community Banks, Inc./GA	93,846
4,301	United Community Financial Corp./OH	26,193
2,376	United Development Funding IV (REIT)^	1,901
4,329	United Financial Bancorp, Inc.	57,532
1,772	United Fire Group, Inc.	72,953
1,500	United Insurance Holdings Corp.	26,340
1,095	Universal Health Realty Income Trust (REIT)	58,583
2,803	Universal Insurance Holdings, Inc.	54,490
1,722	Univest Corp. of Pennsylvania	34,767
7,770	Urban Edge Properties (REIT)	208,625
2,437	Urstadt Biddle Properties, Inc., Class A (REIT)	51,567
20,350	Valley National Bancorp	193,936
1,664	Virtu Financial, Inc., Class A	29,636
565	Virtus Investment Partners, Inc.	45,997
2,316	Walker & Dunlop, Inc.*	55,653
3,113	Walter Investment Management Corp.*	15,472
8,300	Washington Federal, Inc.	207,417
6,445	Washington Real Estate Investment Trust (REIT)	190,965
1,297	Washington Trust Bancorp, Inc.	49,701
2,363	Waterstone Financial, Inc.	34,216
7,945	Webster Financial Corp.	311,126
3,365	WesBanco, Inc.	109,901
1,404	West Bancorp., Inc.	26,423
2,236	Westamerica Bancorp.	108,781
7,526	Western Alliance Bancorp.*	283,730
3,669	Western Asset Mortgage Capital Corp. (REIT)	34,012

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
674	Westwood Holdings Group, Inc.	$38,634
2,361	Whitestone REIT (REIT)	32,298
6,177	Wilshire Bancorp, Inc.	70,603
4,150	Wintrust Financial Corp.	221,071
9,986	WisdomTree Investments, Inc.	123,826
621	World Acceptance Corp.*	27,125
2,688	WSFS Financial Corp.	95,343
9,773	Xenia Hotels & Resorts, Inc. (REIT)	157,541
3,774	Yadkin Financial Corp.	99,898
332	ZAIS Group Holdings, Inc.*	588
		39,017,257
	Health Care — 12.6%

697	AAC Holdings, Inc.*	14,992
1,973	Abaxis, Inc.	90,797
996	Abeona Therapeutics, Inc.*	2,908
3,653	Abiomed, Inc.*	362,779
7,374	ACADIA Pharmaceuticals, Inc.*	261,261
2,157	Accelerate Diagnostics, Inc.*	27,415
2,143	Acceleron Pharma, Inc.*	73,312
6,913	Accuray, Inc.*	37,676
2,548	Aceto Corp.	56,846
10,289	Achillion Pharmaceuticals, Inc.*	96,202
503	Aclaris Therapeutics, Inc.*	10,050
3,745	Acorda Therapeutics, Inc.*	106,545
1,068	Adamas Pharmaceuticals, Inc.*	17,964
564	Addus HomeCare Corp.*	11,280
542	Adeptus Health, Inc., Class A*	38,753
731	Aduro Biotech, Inc.*	8,984
2,653	Advaxis, Inc.*	24,567
1,711	Adverum Biotechnologies, Inc.*	7,734
2,195	Aegerion Pharmaceuticals, Inc.*	3,907
1,795	Aerie Pharmaceuticals, Inc.*	32,077
1,339	Affimed N.V.*	4,767
6,686	Agenus, Inc.*	28,215
1,175	Agile Therapeutics, Inc.*	9,400
974	Aimmune Therapeutics, Inc.*	14,951
3,437	Air Methods Corp.*	116,411
2,804	Akebia Therapeutics, Inc.*	24,984
2,184	Albany Molecular Research, Inc.*	31,712
2,367	Alder Biopharmaceuticals, Inc.*	71,176
2,662	Alimera Sciences, Inc.*	4,099
443	Alliance HealthCare Services, Inc.*	3,212
629	Almost Family, Inc.*	26,298
3,019	AMAG Pharmaceuticals, Inc.*	64,727
2,470	Amedisys, Inc.*	125,649
10,144	Amicus Therapeutics, Inc.*	71,820
4,162	AMN Healthcare Services, Inc.*	155,409
2,780	Amphastar Pharmaceuticals, Inc.*	43,729
4,722	Amsurg Corp.*	353,158
3,587	Anacor Pharmaceuticals, Inc.*	356,189
1,086	Analogic Corp.	89,052
2,207	AngioDynamics, Inc.*	26,506
690	ANI Pharmaceuticals, Inc.*	37,363
1,280	Anika Therapeutics, Inc.*	60,570
13,544	Antares Pharma, Inc.*	13,138
3,470	Anthera Pharmaceuticals, Inc.*	12,770
770	Applied Genetic Technologies Corp.*	13,244
4,652	Aralez Pharmaceuticals, Inc.*	18,608
2,594	Aratana Therapeutics, Inc.*	18,495
1,942	Ardelyx, Inc.*	17,769
21,183	Arena Pharmaceuticals, Inc.*	38,341
14,653	ARIAD Pharmaceuticals, Inc.*	129,679
12,346	Array BioPharma, Inc.*	46,544
5,207	Arrowhead Pharmaceuticals, Inc.*	31,919
1,256	Assembly Biosciences, Inc.*	7,172
1,092	Asterias Biotherapeutics, Inc.*	3,429
1,475	Atara Biotherapeutics, Inc.*	26,712
2,483	AtriCure, Inc.*	35,979
124	Atrion Corp.	48,699
529	aTyr Pharma, Inc.*	1,751
407	Avexis, Inc.*	17,493
1,238	Axovant Sciences Ltd.*	16,354
724	Bellicum Pharmaceuticals, Inc.*	8,449
6,347	BioCryst Pharmaceuticals, Inc.*	21,516
4,050	BioDelivery Sciences International, Inc.*	9,112
6,008	BioScrip, Inc.*	16,222
431	BioSpecifics Technologies Corp.*	16,175
2,367	BioTelemetry, Inc.*	41,233
4,937	BioTime, Inc.*	14,120
820	Blueprint Medicines Corp.*	15,572
1,024	Calithera Biosciences, Inc.*	5,366
2,740	Cambrex Corp.*	134,013
3,006	Cantel Medical Corp.	199,689
2,580	Capital Senior Living Corp.*	47,188
1,739	Cara Therapeutics, Inc.*	11,234
1,074	Carbylan Therapeutics, Inc.*	1,181
2,775	Cardiovascular Systems, Inc.*	46,870
3,127	Castlight Health, Inc., Class B*	13,165
394	Catabasis Pharmaceuticals, Inc.*	2,659
7,319	Catalent, Inc.*	205,810
6,593	Catalyst Pharmaceuticals, Inc.*	4,055
8,619	Celldex Therapeutics, Inc.*	39,475
861	Cellular Biomedicine Group, Inc.*	12,562
3,075	Cempra, Inc.*	57,779
6,283	Cepheid, Inc.*	175,987
8,902	Cerus Corp.*	49,495
1,495	Chemed Corp.	194,963
2,448	ChemoCentryx, Inc.*	13,195
641	Chiasma, Inc.*	2,058
3,996	Chimerix, Inc.*	19,580
422	Cidara Therapeutics, Inc.*	4,988
1,024	Civitas Solutions, Inc.*	22,272
2,436	Clovis Oncology, Inc.*	40,998
2,064	Coherus Biosciences, Inc.*	38,494
665	Collegium Pharmaceutical, Inc.*	11,119
990	Computer Programs & Systems, Inc.	40,936
1,346	Concert Pharmaceuticals, Inc.*	17,915
906	ConforMIS, Inc.*	6,804
2,415	CONMED Corp.	96,165
581	Connecture, Inc.*	813
5,417	Corcept Therapeutics, Inc.*	32,231
1,970	Corindus Vascular Robotics, Inc.*	2,206
932	Corium International, Inc.*	3,905
3,161	CorMedix, Inc.*	8,946
753	CorVel Corp.*	36,249
2,815	Cross Country Healthcare, Inc.*	38,340
2,231	CryoLife, Inc.	25,768
20,190	CTI BioPharma Corp.*	9,001
9,734	Curis, Inc.*	17,034
1,132	Cutera, Inc.*	11,863
2,059	Cynosure, Inc., Class A*	98,358
3,036	Cytokinetics, Inc.*	24,743
671	CytomX Therapeutics, Inc.*	7,247
5,793	CytRx Corp.*	17,321
5,248	Depomed, Inc.*	107,217
1,360	Dermira, Inc.*	43,166
1,322	Dicerna Pharmaceuticals, Inc.*	4,918
491	Dimension Therapeutics, Inc.*	3,928
3,347	Diplomat Pharmacy, Inc.*	109,045
11,304	Durect Corp.*	13,226
3,208	Dynavax Technologies Corp.*	53,221

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
751	Eagle Pharmaceuticals, Inc.*	$35,695
736	Edge Therapeutics, Inc.*	6,094
594	Editas Medicine, Inc.*	22,031
2,657	Emergent BioSolutions, Inc.*	116,589
1,401	Enanta Pharmaceuticals, Inc.*	34,367
575	EndoChoice Holdings, Inc.*	2,496
3,285	Endocyte, Inc.*	12,877
6,427	Endologix, Inc.*	81,430
4,455	Ensign Group, Inc. (The)	88,432
473	Entellus Medical, Inc.*	8,486
3,520	Epizyme, Inc.*	38,931
1,148	Esperion Therapeutics, Inc.*	19,654
1,157	Evolent Health, Inc., Class A*	17,725
8,394	Exact Sciences Corp.*	55,736
892	Exactech, Inc.*	22,015
3,618	ExamWorks Group, Inc.*	126,304
19,729	Exelixis, Inc.*	128,041
2,287	Fibrocell Science, Inc.*	5,283
4,413	FibroGen, Inc.*	82,347
1,983	Five Prime Therapeutics, Inc.*	90,663
3,781	Five Star Quality Care, Inc.*	7,600
476	Flex Pharma, Inc.*	5,955
1,217	Flexion Therapeutics, Inc.*	21,224
2,519	Fluidigm Corp.*	24,787
1,980	Foamix Pharmaceuticals Ltd.*	14,434
1,043	Foundation Medicine, Inc.*	19,661
15,900	Galena Biopharma, Inc.*	28,779
3,208	Genesis Healthcare, Inc.*	6,063
3,688	GenMark Diagnostics, Inc.*	27,771
1,889	Genocea Biosciences, Inc.*	8,878
1,557	Genomic Health, Inc.*	41,728
13,836	Geron Corp.*	40,955
604	Glaukos Corp.*	14,707
604	Global Blood Therapeutics, Inc.*	14,448
6,007	Globus Medical, Inc., Class A*	145,610
2,233	Greatbatch, Inc.*	70,473
4,523	Haemonetics Corp.*	126,644
9,283	Halozyme Therapeutics, Inc.*	93,387
4,073	Halyard Health, Inc.*	126,630
2,928	Harvard Bioscience, Inc.*	10,687
3,174	HealthEquity, Inc.*	81,921
8,008	HealthSouth Corp.	322,883
2,209	HealthStream, Inc.*	51,889
2,717	Healthways, Inc.*	32,604
1,510	HeartWare International, Inc.*	44,394
2,558	Heron Therapeutics, Inc.*	54,741
498	Heska Corp.*	18,062
7,352	HMS Holdings Corp.*	121,492
1,237	ICU Medical, Inc.*	128,636
7,480	Idera Pharmaceuticals, Inc.*	11,818
2,419	Ignyta, Inc.*	16,413
991	Immune Design Corp.*	12,437
7,543	ImmunoGen, Inc.*	42,543
8,442	Immunomedics, Inc.*	40,859
6,275	Impax Laboratories, Inc.*	214,291
838	Imprivata, Inc.*	11,388
1,135	INC Research Holdings, Inc., Class A*	49,384
4,292	Infinity Pharmaceuticals, Inc.*	22,748
7,452	Innoviva, Inc.	84,059
1,377	Inogen, Inc.*	65,738
6,285	Inovio Pharmaceuticals, Inc.*	71,146
5,383	Insmed, Inc.*	63,519
4,967	Insulet Corp.*	149,109
2,059	Insys Therapeutics, Inc.*	32,223
2,482	Integra LifeSciences Holdings Corp.*	185,430
1,440	Intersect ENT, Inc.*	18,907
2,334	Intra-Cellular Therapies, Inc.*	90,326
2,833	Invacare Corp.	30,313
640	Invitae Corp.*	5,824
2,791	InVivo Therapeutics Holdings Corp.*	18,923
402	Invuity, Inc.*	2,513
246	iRadimed Corp.*	4,561
11,022	Ironwood Pharmaceuticals, Inc.*	137,665
1,542	K2M Group Holdings, Inc.*	19,275
2,021	Karyopharm Therapeutics, Inc.*	19,341
9,067	Keryx Biopharmaceuticals, Inc.*	54,493
7,304	Kindred Healthcare, Inc.	86,698
2,834	Kite Pharma, Inc.*	145,243
1,206	La Jolla Pharmaceutical Co.*	19,417
838	Landauer, Inc.	33,210
2,321	Lannett Co., Inc.*	56,609
1,137	Lantheus Holdings, Inc.*	2,217
2,217	LDR Holding Corp.*	46,624
1,040	LeMaitre Vascular, Inc.	14,529
3,636	Lexicon Pharmaceuticals, Inc.*	51,668
1,139	LHC Group, Inc.*	47,838
1,535	Ligand Pharmaceuticals, Inc.*	183,571
3,941	Lion Biotechnologies, Inc.*	23,252
3,883	LivaNova PLC*	189,529
882	Loxo Oncology, Inc.*	23,814
3,765	Luminex Corp.*	77,521
2,756	MacroGenics, Inc.*	70,443
2,184	Magellan Health, Inc.*	144,690
24,064	MannKind Corp.*	22,861
3,828	Masimo Corp.*	190,405
1,943	Medgenics, Inc.*	11,075
5,796	Medicines Co. (The)*	217,988
4,838	Medidata Solutions, Inc.*	222,258
3,651	Meridian Bioscience, Inc.	71,121
3,853	Merit Medical Systems, Inc.*	72,321
10,115	Merrimack Pharmaceuticals, Inc.*	67,467
9,507	MiMedx Group, Inc.*	74,820
1,072	Mirati Therapeutics, Inc.*	19,435
3,437	Molina Healthcare, Inc.*	166,454
5,346	Momenta Pharmaceuticals, Inc.*	62,976
547	MyoKardia, Inc.*	6,761
6,078	Myriad Genetics, Inc.*	205,983
1,175	NanoString Technologies, Inc.*	15,957
582	NantKwest, Inc.*	4,435
875	Natera, Inc.*	12,066
882	National HealthCare Corp.	54,622
858	National Research Corp., Class A	11,755
2,885	Natus Medical, Inc.*	93,272
13,192	Navidea Biopharmaceuticals, Inc.*	10,949
11,511	Nektar Therapeutics*	177,730
3,242	Neogen Corp.*	160,058
4,685	NeoGenomics, Inc.*	42,024
509	Neos Therapeutics, Inc.*	5,334
7,476	Neurocrine Biosciences, Inc.*	371,183
1,459	Nevro Corp.*	101,721
1,820	NewLink Genetics Corp.*	21,349
440	Nivalis Therapeutics, Inc.*	2,196
2,798	Nobilis Health Corp.*	7,667
4,513	Northwest Biotherapeutics, Inc.*	3,453
23,458	Novavax, Inc.*	142,859
739	Novocure Ltd.*	8,225
4,232	NuVasive, Inc.*	230,094
741	Nuvectra Corp.*	6,669
5,535	NxStage Medical, Inc.*	104,612
1,314	Ocular Therapeutix, Inc.*	15,768
3,311	Omeros Corp.*	38,739
3,172	Omnicell, Inc.*	102,614
247	Oncocyte Corp.*	1,052
1,480	OncoMed Pharmaceuticals, Inc.*	21,919

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,306	Oncothyreon, Inc.*	$9,635
2,074	Ophthotech Corp.*	111,374
4,938	OraSure Technologies, Inc.*	37,924
8,955	Orexigen Therapeutics, Inc.*	3,582
7,961	Organovo Holdings, Inc.*	23,246
1,642	Orthofix International N.V.*	72,626
1,669	Osiris Therapeutics, Inc.*	8,353
1,606	Otonomy, Inc.*	23,592
2,054	OvaScience, Inc.*	15,179
5,523	Owens & Minor, Inc.	205,953
1,763	Oxford Immunotec Global PLC*	15,550
6,094	Pacific Biosciences of California, Inc.*	58,746
3,189	Pacira Pharmaceuticals, Inc.*	148,320
1,067	Paratek Pharmaceuticals, Inc.*	17,253
4,828	PAREXEL International Corp.*	303,633
14,361	PDL BioPharma, Inc.	51,556
403	Penumbra, Inc.*	21,274
20,103	Peregrine Pharmaceuticals, Inc.*	8,479
3,811	Pernix Therapeutics Holdings, Inc.*	1,677
1,428	Pfenex, Inc.*	9,939
2,660	PharMerica Corp.*	70,676
1,528	Phibro Animal Health Corp., Class A	29,017
4,369	Portola Pharmaceuticals, Inc.*	120,060
1,741	PRA Health Sciences, Inc.*	82,227
896	Press Ganey Holdings, Inc.*	30,491
4,577	Prestige Brands Holdings, Inc.*	247,341
6,095	Progenics Pharmaceuticals, Inc.*	30,627
675	Proteon Therapeutics, Inc.*	4,307
2,956	Prothena Corp. PLC*	143,484
1,109	Providence Service Corp. (The)*	52,744
2,962	PTC Therapeutics, Inc.*	24,170
4,372	Quality Systems, Inc.	55,568
2,356	Quidel Corp.*	39,133
2,891	Radius Health, Inc.*	104,828
3,009	RadNet, Inc.*	15,677
7,044	Raptor Pharmaceutical Corp.*	38,953
634	REGENXBIO, Inc.*	7,836
2,476	Regulus Therapeutics, Inc.*	15,203
3,079	Relypsa, Inc.*	58,809
2,875	Repligen Corp.*	68,885
3,060	Retrophin, Inc.*	54,407
1,605	Revance Therapeutics, Inc.*	32,903
7,714	Rigel Pharmaceuticals, Inc.*	19,902
4,399	Rockwell Medical, Inc.*	42,186
5,020	RTI Surgical, Inc.*	18,925
1,362	Sage Therapeutics, Inc.*	44,823
1,937	Sagent Pharmaceuticals, Inc.*	25,065
6,090	Sangamo BioSciences, Inc.*	42,021
3,918	Sarepta Therapeutics, Inc.*	82,004
4,341	SciClone Pharmaceuticals, Inc.*	61,425
747	SeaSpine Holdings Corp.*	7,455
1,210	Second Sight Medical Products, Inc.*	4,719
9,190	Select Medical Holdings Corp.*	116,437
10,336	Sequenom, Inc.*	10,543
751	Seres Therapeutics, Inc.*	22,853
708	Sientra, Inc.*	4,121
2,483	Sorrento Therapeutics, Inc.*	17,282
777	Spark Therapeutics, Inc.*	43,473
3,710	Spectranetics Corp. (The)*	67,967
5,863	Spectrum Pharmaceuticals, Inc.*	43,914
3,400	STAAR Surgical Co.*	18,462
1,367	Stemline Therapeutics, Inc.*	11,373
7,456	STERIS PLC	517,670
2,206	Sucampo Pharmaceuticals, Inc., Class A*	25,943
3,006	Supernus Pharmaceuticals, Inc.*	58,647
1,385	Surgery Partners, Inc.*	19,051
1,883	Surgical Care Affiliates, Inc.*	84,302
1,139	SurModics, Inc.*	25,104
10,506	Synergy Pharmaceuticals, Inc.*	38,557
7,953	Synta Pharmaceuticals Corp.*	2,784
936	T2 Biosystems, Inc.*	8,068
1,546	Tandem Diabetes Care, Inc.*	10,126
6,303	Team Health Holdings, Inc.*	302,355
830	Teladoc, Inc.*	9,487
3,618	Teligent, Inc.*	21,672
2,037	TESARO, Inc.*	94,313
3,162	Tetraphase Pharmaceuticals, Inc.*	14,071
3,305	TG Therapeutics, Inc.*	24,854
12,586	TherapeuticsMD, Inc.*	112,519
3,135	Theravance Biopharma, Inc.*	72,105
5,591	Threshold Pharmaceuticals, Inc.*	2,614
227	Tobira Therapeutics, Inc.*	2,100
830	Tokai Pharmaceuticals, Inc.*	6,018
4,483	TransEnterix, Inc.*	8,204
2,783	Trevena, Inc.*	20,372
1,963	Triple-S Management Corp., Class B*	45,110
2,590	Trovagene, Inc.*	13,649
1,085	U.S. Physical Therapy, Inc.	62,680
3,364	Ultragenyx Pharmaceutical, Inc.*	245,908
1,214	Unilife Corp.*	4,285
4,362	Universal American Corp.	35,943
328	Utah Medical Products, Inc.	21,464
3,658	Vanda Pharmaceuticals, Inc.*	38,043
1,511	Vascular Solutions, Inc.*	57,554
1,180	Veracyte, Inc.*	6,478
2,827	Verastem, Inc.*	4,212
1,969	Versartis, Inc.*	18,134
1,489	Vitae Pharmaceuticals, Inc.*	14,935
1,861	Vital Therapies, Inc.*	15,130
9,086	VIVUS, Inc.*	11,539
2,252	Vocera Communications, Inc.*	26,011
503	Voyager Therapeutics, Inc.*	6,982
538	vTv Therapeutics, Inc., Class A*	3,206
3,855	WellCare Health Plans, Inc.*	390,974
6,297	West Pharmaceutical Services, Inc.	472,779
7,810	Wright Medical Group N.V.*	151,045
353	XBiotech, Inc.*	5,436
2,489	Xencor, Inc.*	35,170
5,141	XenoPort, Inc.*	36,450
7,978	XOMA Corp.*	5,466
1,443	Zafgen, Inc.*	10,188
2,820	Zeltiq Aesthetics, Inc.*	80,257
10,038	ZIOPHARM Oncology, Inc.*	78,196
2,159	Zogenix, Inc.*	21,763
302	Zynerba Pharmaceuticals, Inc.*	2,639
		20,988,056
	Industrials — 11.5%

3,582	AAON, Inc.	98,290
3,105	AAR Corp.	75,793
4,900	ABM Industries, Inc.	167,433
4,468	Acacia Research Corp.	23,055
9,619	ACCO Brands Corp.*	95,613
3,403	Accuride Corp.*	5,377
5,213	Actuant Corp., Class A	142,263
2,945	Advanced Drainage Systems, Inc.	71,593
3,714	Advisory Board Co. (The)*	121,931
3,209	Aegion Corp.*	64,148
5,479	Aerojet Rocketdyne Holdings, Inc.*	94,458
1,726	Aerovironment, Inc.*	49,726
4,619	Air Transport Services Group, Inc.*	58,430
5,461	Aircastle Ltd.	115,446
847	Alamo Group, Inc.	52,209

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,477	Albany International Corp., Class A	$97,420
1,174	Allegiant Travel Co.	163,209
546	Allied Motion Technologies, Inc.	12,438
2,311	Altra Industrial Motion Corp.	62,489
1,756	Ameresco, Inc., Class A*	8,218
769	American Railcar Industries, Inc.	30,514
647	American Science & Engineering, Inc.	20,342
1,123	American Woodmark Corp.*	90,693
2,555	Apogee Enterprises, Inc.	115,537
3,515	Applied Industrial Technologies, Inc.	158,878
3,571	ARC Document Solutions, Inc.*	15,141
2,276	ArcBest Corp.	39,215
1,135	Argan, Inc.	39,385
1,659	Astec Industries, Inc.	88,491
1,928	Astronics Corp.*	74,228
2,188	Atlas Air Worldwide Holdings, Inc.*	95,922
2,255	AZZ, Inc.	133,090
4,795	Barnes Group, Inc.	160,105
625	Barrett Business Services, Inc.	23,350
4,343	Beacon Roofing Supply, Inc.*	187,400
445	Blue Bird Corp.*	4,873
3,282	BMC Stock Holdings, Inc.*	64,393
4,181	Brady Corp., Class A	132,914
3,903	Briggs & Stratton Corp.	87,115
4,256	Brink’s Co. (The)	124,062
4,437	Builders FirstSource, Inc.*	52,179
1,422	CAI International, Inc.*	10,921
3,465	Casella Waste Systems, Inc., Class A*	24,879
4,331	CBIZ, Inc.*	45,735
1,250	CDI Corp.	7,938
2,928	CEB, Inc.	186,689
2,544	CECO Environmental Corp.	20,734
2,393	Celadon Group, Inc.	23,643
2,673	Chart Industries, Inc.*	69,391
1,501	CIRCOR International, Inc.	84,116
9,393	Civeo Corp.*	18,880
4,390	CLARCOR, Inc.	260,327
1,756	Columbus McKinnon Corp.	26,305
3,265	Comfort Systems USA, Inc.	104,480
2,628	Commercial Vehicle Group, Inc.*	9,724
2,597	Continental Building Products, Inc.*	59,497
1,027	Covenant Transportation Group, Inc., Class A*	21,916
802	CRA International, Inc.*	18,895
1,895	Cubic Corp.	77,316
3,897	Curtiss-Wright Corp.	324,308
4,370	Deluxe Corp.	284,618
5,632	DigitalGlobe, Inc.*	117,878
1,957	Douglas Dynamics, Inc.	42,506
968	Ducommun, Inc.*	16,359
1,102	DXP Enterprises, Inc.*	15,296
2,743	Dycom Industries, Inc.*	232,853
1,945	Eagle Bulk Shipping, Inc.*	1,081
2,593	Echo Global Logistics, Inc.*	58,757
5,486	EMCOR Group, Inc.	260,859
1,815	Encore Wire Corp.	70,767
3,891	EnerSys	233,927
1,570	Engility Holdings, Inc.*	36,942
2,259	Ennis, Inc.	41,249
2,413	Enphase Energy, Inc.*	5,043
1,997	EnPro Industries, Inc.	100,988
2,283	ESCO Technologies, Inc.	91,936
3,354	Essendant, Inc.	103,270
2,586	Esterline Technologies Corp.*	174,322
917	ExOne Co. (The)*	9,647
2,274	Exponent, Inc.	122,591
5,472	Federal Signal Corp.	71,191
2,711	Forward Air Corp.	123,323
912	Franklin Covey Co.*	13,954
4,168	Franklin Electric Co., Inc.	139,128
1,078	FreightCar America, Inc.	15,534
3,641	FTI Consulting, Inc.*	152,376
2,113	FuelCell Energy, Inc.*	16,164
1,750	G&K Services, Inc., Class A	131,180
6,052	Generac Holdings, Inc.*	229,431
4,279	General Cable Corp.	58,451
2,710	Gibraltar Industries, Inc.*	80,975
1,881	Global Brass & Copper Holdings, Inc.	51,333
5,849	Golden Ocean Group Ltd.*	4,679
1,668	Gorman-Rupp Co. (The)	51,625
1,142	GP Strategies Corp.*	27,408
886	Graham Corp.	16,001
3,444	Granite Construction, Inc.	147,851
5,286	Great Lakes Dredge & Dock Corp.*	24,104
2,310	Greenbrier Cos., Inc. (The)	66,297
2,824	Griffon Corp.	47,584
2,732	H&E Equipment Services, Inc.	52,509
7,009	Harsco Corp.	46,119
4,175	Hawaiian Holdings, Inc.*	168,921
2,303	HC2 Holdings, Inc.*	10,340
6,256	Healthcare Services Group, Inc.	243,984
4,178	Heartland Express, Inc.	77,209
1,684	HEICO Corp.	112,070
3,493	HEICO Corp., Class A	192,709
1,603	Heidrick & Struggles International, Inc.	29,591
1,100	Heritage-Crystal Clean, Inc.*	13,090
5,221	Herman Miller, Inc.	165,297
3,202	Hill International, Inc.*	13,769
5,507	Hillenbrand, Inc.	171,929
3,893	HNI Corp.	179,351
2,998	Hub Group, Inc., Class A*	119,980
572	Hurco Cos., Inc.	18,436
1,886	Huron Consulting Group, Inc.*	110,406
830	Hyster-Yale Materials Handling, Inc.	50,887
1,709	ICF International, Inc.*	69,693
3,249	InnerWorkings, Inc.*	28,006
1,413	Insperity, Inc.	101,694
1,613	Insteel Industries, Inc.	44,712
5,783	Interface, Inc.	98,080
2,558	John Bean Technologies Corp.	155,219
960	Kadant, Inc.	47,770
2,383	Kaman Corp.	101,778
2,604	Kelly Services, Inc., Class A	51,611
2,932	KEYW Holding Corp. (The)*	26,153
2,026	Kforce, Inc.	37,886
3,005	Kimball International, Inc., Class B	35,159
4,616	KLX, Inc.*	151,820
5,474	Knight Transportation, Inc.	142,981
4,272	Knoll, Inc.	106,031
4,412	Korn/Ferry International	127,286
3,960	Kratos Defense & Security Solutions, Inc.*	16,553
909	L.B. Foster Co., Class A	10,481
507	Lawson Products, Inc.*	9,780
975	Lindsay Corp.	69,557
1,894	LSI Industries, Inc.	21,118
1,489	Lydall, Inc.*	56,374
2,094	Marten Transport Ltd.	41,503
2,642	Masonite International Corp.*	184,491
5,843	MasTec, Inc.*	134,389
3,803	Matson, Inc.	126,754
2,885	Matthews International Corp., Class A	158,300
2,090	McGrath RentCorp	59,628
3,501	Mercury Systems, Inc.*	74,396

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,993	Meritor, Inc.*	$70,658
1,287	Milacron Holdings Corp.*	21,107
991	Miller Industries, Inc.	21,168
1,466	Mistras Group, Inc.*	36,371
4,011	Mobile Mini, Inc.	138,179
3,212	Moog, Inc., Class A*	173,223
9,014	MRC Global, Inc.*	127,909
2,564	MSA Safety, Inc.	129,149
4,986	Mueller Industries, Inc.	155,015
14,080	Mueller Water Products, Inc., Class A	155,021
1,105	Multi-Color Corp.	68,897
1,595	MYR Group, Inc.*	38,583
425	National Presto Industries, Inc.	37,995
4,222	Navigant Consulting, Inc.*	67,256
7,122	Navios Maritime Holdings, Inc.	7,905
4,465	Navistar International Corp.*	50,231
2,375	NCI Building Systems, Inc.*	38,238
917	Neff Corp., Class A*	8,501
596	NL Industries, Inc.*	1,830
2,348	NN, Inc.	39,118
845	Nortek, Inc.*	41,633
836	Northwest Pipe Co.*	7,775
567	NV5 Global, Inc.*	15,451
253	Omega Flex, Inc.	8,779
4,527	On Assignment, Inc.*	170,532
2,446	Orion Marine Group, Inc.*	11,423
236	PAM Transportation Services, Inc.*	4,859
768	Park-Ohio Holdings Corp.	23,462
1,115	Patrick Industries, Inc.*	59,574
14,549	Pendrell Corp.*	8,438
4,179	PGT, Inc.*	44,799
15,179	Plug Power, Inc.*	29,144
1,887	Ply Gem Holdings, Inc.*	28,380
797	Powell Industries, Inc.	28,373
407	Power Solutions International, Inc.*	6,602
233	Preformed Line Products Co.	10,177
3,394	Primoris Services Corp.	73,039
2,038	Proto Labs, Inc.*	134,100
2,514	Quad/Graphics, Inc.	48,294
2,964	Quanex Building Products Corp.	59,043
2,742	Radiant Logistics, Inc.*	8,994
3,308	Raven Industries, Inc.	66,689
2,047	RBC Bearings, Inc.*	153,320
2,142	Real Industry, Inc.*	14,512
3,288	Resources Connection, Inc.	51,227
8,911	Rexnord Corp.*	184,814
2,462	Roadrunner Transportation Systems, Inc.*	19,819
4,496	RPX Corp.*	45,185
3,098	Rush Enterprises, Inc., Class A*	68,218
3,317	Safe Bulkers, Inc.	3,781
2,196	Saia, Inc.*	57,250
3,911	Scorpio Bulkers, Inc.*	15,527
3,686	Simpson Manufacturing Co., Inc.	145,855
4,523	SkyWest, Inc.	106,743
1,466	SP Plus Corp.*	32,721
867	Sparton Corp.*	16,828
1,118	Standex International Corp.	96,897
7,289	Steelcase, Inc., Class A	116,332
1,988	Sun Hydraulics Corp.	58,189
1,566	Sunrun, Inc.*	9,928
7,313	Swift Transportation Co.*	113,937
2,910	TAL International Group, Inc.*	41,788
4,678	TASER International, Inc.*	104,647
2,530	Team, Inc.*	76,710
3,093	Teledyne Technologies, Inc.*	303,516
1,611	Tennant Co.	86,511
5,274	Tetra Tech, Inc.	161,384
1,937	Textainer Group Holdings Ltd.	25,801
2,807	Thermon Group Holdings, Inc.*	56,421
3,781	Titan International, Inc.	23,972
1,516	Titan Machinery, Inc.*	16,176
1,497	TRC Cos., Inc.*	9,521
2,612	Trex Co., Inc.*	117,984
3,964	TriMas Corp.*	67,745
3,602	TriNet Group, Inc.*	72,580
3,671	TrueBlue, Inc.*	72,723
3,284	Tutor Perini Corp.*	74,284
732	Twin Disc, Inc.	7,027
1,871	Ultrapetrol (Bahamas) Ltd.*	580
1,300	UniFirst Corp.	150,371
3,523	Univar, Inc.*	65,739
1,761	Universal Forest Products, Inc.	147,818
692	Universal Logistics Holdings, Inc.	9,992
1,896	US Ecology, Inc.	85,908
779	USA Truck, Inc.*	15,549
922	Vectrus, Inc.*	23,428
713	Veritiv Corp.*	27,721
1,755	Viad Corp.	55,827
1,441	Vicor Corp.*	14,641
1,925	Virgin America, Inc.*	107,762
835	Volt Information Sciences, Inc.*	5,219
364	VSE Corp.	24,464
5,944	Wabash National Corp.*	84,286
3,127	WageWorks, Inc.*	175,268
2,465	Watts Water Technologies, Inc., Class A	141,861
3,883	Werner Enterprises, Inc.	96,648
5,401	Wesco Aircraft Holdings, Inc.*	76,100
4,568	West Corp.	96,385
5,419	Woodward, Inc.	308,558
963	Xerium Technologies, Inc.*	6,086
6,260	XPO Logistics, Inc.*	183,168
2,867	YRC Worldwide, Inc.*	26,405
		19,103,909
	Information Technology — 15.6%

2,968	A10 Networks, Inc.*	19,173
10,218	ACI Worldwide, Inc.*	211,104
6,842	Acxiom Corp.*	144,914
4,370	ADTRAN, Inc.	84,996
3,579	Advanced Energy Industries, Inc.*	136,610
55,670	Advanced Micro Devices, Inc.*	254,412
2,146	Aerohive Networks, Inc.*	13,455
1,343	Agilysys, Inc.*	15,753
705	Alarm.com Holdings, Inc.*	14,946
1,132	Alliance Fiber Optic Products, Inc.*	20,965
1,677	Alpha & Omega Semiconductor Ltd.*	22,958
2,742	Ambarella, Inc.*	113,354
1,546	Amber Road, Inc.*	9,261
2,181	American Software, Inc., Class A	21,025
8,657	Amkor Technology, Inc.*	54,626
3,834	Angie’s List, Inc.*	33,739
2,497	Anixter International, Inc.*	150,319
448	Apigee Corp.*	4,852
493	Appfolio, Inc., Class A*	6,902
7,086	Applied Micro Circuits Corp.*	46,626
1,486	Applied Optoelectronics, Inc.*	15,677
7,473	Aspen Technology, Inc.*	284,871
3,585	AVG Technologies N.V.*	68,904
2,828	Avid Technology, Inc.*	16,827
4,044	AVX Corp.	55,848
9,936	Axcelis Technologies, Inc.*	26,827
1,267	Badger Meter, Inc.	95,025

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,053	Bankrate, Inc.*	$45,932
708	Barracuda Networks, Inc.*	12,185
5,340	Bazaarvoice, Inc.*	19,865
906	Bel Fuse, Inc., Class B	16,380
3,733	Belden, Inc.	241,413
4,315	Benchmark Electronics, Inc.*	89,450
690	Benefitfocus, Inc.*	25,330
1,345	Black Box Corp.	16,880
4,102	Blackbaud, Inc.	257,072
4,752	Blackhawk Network Holdings, Inc.*	163,564
3,580	Blucora, Inc.*	32,148
3,582	Bottomline Technologies (de), Inc.*	89,765
1,190	Box, Inc., Class A*	14,946
2,847	Brightcove, Inc.*	19,075
2,550	BroadSoft, Inc.*	111,180
2	Brocade Communications Systems, Inc.	18
5,906	Brooks Automation, Inc.	64,848
2,163	Cabot Microelectronics Corp.	93,312
2,116	CACI International, Inc., Class A*	213,229
3,170	CalAmp Corp.*	47,645
3,636	Calix, Inc.*	24,579
4,838	Callidus Software, Inc.*	89,793
1,587	Carbonite, Inc.*	14,664
3,927	Cardtronics, Inc.*	154,292
1,677	Care.com, Inc.*	14,976
1,190	Cascade Microtech, Inc.*	24,609
1,004	Cass Information Systems, Inc.	48,242
4,840	Cavium, Inc.*	240,790
1,803	CEVA, Inc.*	48,753
1,897	ChannelAdvisor Corp.*	23,523
6,900	Ciber, Inc.*	8,556
10,802	Ciena Corp.*	188,603
2,871	Cimpress N.V.*	287,588
5,550	Cirrus Logic, Inc.*	199,800
987	Clearfield, Inc.*	17,875
2,086	Coherent, Inc.*	197,377
2,267	Cohu, Inc.	26,751
3,959	CommVault Systems, Inc.*	179,263
4,289	comScore, Inc.*	138,878
1,423	Comtech Telecommunications Corp.	32,786
1,823	Control4 Corp.*	14,311
8,650	Convergys Corp.	243,843
4,721	Cornerstone OnDemand, Inc.*	188,887
1,510	CPI Card Group, Inc.	6,282
3,573	Cray, Inc.*	119,052
2,866	CSG Systems International, Inc.	121,834
2,905	CTS Corp.	51,941
2,046	Cvent, Inc.*	73,267
3,364	Daktronics, Inc.	26,811
1,694	Datalink Corp.*	13,671
2,922	Demandware, Inc.*	140,227
3,674	DHI Group, Inc.*	25,902
5,675	Diebold, Inc.	146,699
2,182	Digi International, Inc.*	24,089
711	Digimarc Corp.*	19,666
4,929	Digital Turbine, Inc.*	5,126
3,281	Diodes, Inc.*	63,192
1,957	DSP Group, Inc.*	20,490
1,548	DTS, Inc.*	40,016
9,022	EarthLink Holdings Corp.	59,184
1,536	Eastman Kodak Co.*	20,137
2,210	Ebix, Inc.	99,958
1,458	Electro Rent Corp.	19,100
4,103	Electronics For Imaging, Inc.*	179,834
2,573	Ellie Mae, Inc.*	217,959
1,712	EMCORE Corp.*	9,690
5,441	Endurance International Group Holdings, Inc.*	51,254
2,369	EnerNOC, Inc.*	15,635
12,273	Entegris, Inc.*	175,013
3,389	Envestnet, Inc.*	114,514
4,280	EPAM Systems, Inc.*	327,463
2,831	Epiq Systems, Inc.	43,116
491	ePlus, Inc.*	42,977
4,540	Euronet Worldwide, Inc.*	362,337
5,759	Everi Holdings, Inc.*	8,235
5,758	EVERTEC, Inc.	88,155
1,890	Everyday Health, Inc.*	12,720
3,442	Exar Corp.*	23,509
2,914	ExlService Holdings, Inc.*	150,945
8,757	Extreme Networks, Inc.*	32,313
3,100	Fabrinet*	110,050
2,718	Fair Isaac Corp.	302,867
10,190	Fairchild Semiconductor International, Inc.*	202,475
1,521	FARO Technologies, Inc.*	53,828
3,637	FEI Co.	390,796
9,094	Finisar Corp.*	152,961
2,076	Five9, Inc.*	21,154
3,345	Fleetmatics Group PLC*	136,810
5,040	FormFactor, Inc.*	36,137
880	Forrester Research, Inc.	32,393
2,520	Gigamon, Inc.*	78,498
1,337	Globant S.A.*	53,667
10,531	Glu Mobile, Inc.*	25,169
4,917	Gogo, Inc.*	55,267
6,580	GrubHub, Inc.*	168,382
2,140	GTT Communications, Inc.*	40,104
1,666	Guidance Software, Inc.*	9,246
6,140	Guidewire Software, Inc.*	360,418
2,096	Hackett Group, Inc. (The)	30,643
6,653	Harmonic, Inc.*	19,028
828	Hortonworks, Inc.*	9,671
1,739	HubSpot, Inc.*	83,055
4,590	II-VI, Inc.*	93,544
2,671	Imation Corp.*	4,701
2,452	Immersion Corp.*	15,693
2,453	Imperva, Inc.*	93,656
5,381	inContact, Inc.*	74,688
11,648	Infinera Corp.*	152,705
5,238	Infoblox, Inc.*	98,527
3,534	Inphi Corp.*	110,225
3,212	Insight Enterprises, Inc.*	87,174
443	Instructure, Inc.*	7,686
11,848	Integrated Device Technology, Inc.*	276,651
1,514	Interactive Intelligence Group, Inc.*	62,422
3,157	InterDigital, Inc.	184,053
4,811	Internap Corp.*	10,440
11,538	Intersil Corp., Class A	155,994
3,517	Intralinks Holdings, Inc.*	27,573
6,780	InvenSense, Inc.*	41,900
3,365	Itron, Inc.*	148,228
5,306	Ixia*	53,909
2,172	IXYS Corp.	23,696
4,219	j2 Global, Inc.	282,546
4,084	Jive Software, Inc.*	15,519
2,553	Kimball Electronics, Inc.*	28,772
7,639	Knowles Corp.*	111,682
5,820	Kopin Corp.*	12,513
1,407	KVH Industries, Inc.*	11,917
10,222	Lattice Semiconductor Corp.*	59,492
5,326	Limelight Networks, Inc.*	7,776
5,631	Lionbridge Technologies, Inc.*	24,495

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,108	Liquidity Services, Inc.*	$14,124
1,976	Littelfuse, Inc.	226,311
4,993	LivePerson, Inc.*	34,851
2,155	LogMeIn, Inc.*	132,037
1,606	Luxoft Holding, Inc.*	104,294
2,053	M/A-COM Technology Solutions Holdings, Inc.*	73,908
6,457	Manhattan Associates, Inc.*	425,710
2,121	ManTech International Corp., Class A	76,208
2,850	Marchex, Inc., Class B*	9,490
2,759	Marin Software, Inc.*	6,511
3,200	Marketo, Inc.*	112,736
5,767	MAXIMUS, Inc.	332,468
4,809	MaxLinear, Inc., Class A*	99,642
153	MaxPoint Interactive, Inc.*	1,605
8,059	Mentor Graphics Corp.	172,785
253	Mesa Laboratories, Inc.	24,953
3,356	Methode Electronics, Inc.	99,036
9,507	Microsemi Corp.*	321,622
813	MicroStrategy, Inc., Class A*	151,657
626	MINDBODY, Inc., Class A*	8,382
4,671	MKS Instruments, Inc.	191,418
3,596	MobileIron, Inc.*	11,867
1,831	Model N, Inc.*	22,521
3,303	ModusLink Global Solutions, Inc.*	4,558
2,560	MoneyGram International, Inc.*	16,614
3,460	Monolithic Power Systems, Inc.	236,422
3,504	Monotype Imaging Holdings, Inc.	83,676
7,964	Monster Worldwide, Inc.*	21,105
1,304	MTS Systems Corp.	62,331
796	Multi-Fineline Electronix, Inc.*	17,608
2,099	Nanometrics, Inc.*	39,083
2,584	NeoPhotonics Corp.*	23,282
2,813	NETGEAR, Inc.*	126,585
8,054	NetScout Systems, Inc.*	195,390
4,845	NeuStar, Inc., Class A*	114,100
505	New Relic, Inc.*	15,231
5,736	NIC, Inc.	113,860
4,788	Nimble Storage, Inc.*	42,757
3,011	Novanta, Inc.*	46,098
3,298	Novatel Wireless, Inc.*	4,683
425	NVE Corp.	24,000
8,558	Oclaro, Inc.*	42,876
2,288	OPOWER, Inc.*	23,544
1,734	OSI Systems, Inc.*	92,388
931	Park City Group, Inc.*	8,602
1,784	Park Electrochemical Corp.	29,186
2,762	Paycom Software, Inc.*	111,695
1,355	Paylocity Holding Corp.*	49,742
935	PC Connection, Inc.	21,496
2,363	PDF Solutions, Inc.*	34,760
3,129	Pegasystems, Inc.	82,512
3,101	Perficient, Inc.*	64,966
1,138	PFSweb, Inc.*	14,197
5,815	Photronics, Inc.*	55,824
2,908	Plantronics, Inc.	129,464
2,941	Plexus Corp.*	129,169
11,820	Polycom, Inc.*	141,840
2,576	Power Integrations, Inc.	128,517
4,428	Progress Software Corp.*	116,589
3,632	Proofpoint, Inc.*	212,908
2,092	PROS Holdings, Inc.*	29,267
2,516	Pure Storage, Inc., Class A*	29,638
1,798	Q2 Holdings, Inc.*	44,914
895	QAD, Inc., Class A	16,817
7,993	Qlik Technologies, Inc.*	229,399
7,250	QLogic Corp.*	100,485
2,175	Qualys, Inc.*	67,838
18,852	Quantum Corp.*	7,196
3,114	QuinStreet, Inc.*	11,522
5,343	Quotient Technology, Inc.*	59,628
10,106	Rambus, Inc.*	122,283
701	Rapid7, Inc.*	9,008
2,029	RealNetworks, Inc.*	8,725
4,619	RealPage, Inc.*	100,463
745	Reis, Inc.	17,448
3,070	RetailMeNot, Inc.*	22,165
4,689	RingCentral, Inc., Class A*	92,561
2,310	Rocket Fuel, Inc.*	5,937
2,465	Rofin-Sinar Technologies, Inc.*	78,757
1,630	Rogers Corp.*	108,346
7,233	Rovi Corp.*	121,587
2,247	Rubicon Project, Inc. (The)*	32,919
2,795	Rudolph Technologies, Inc.*	40,807
6,444	Sanmina Corp.*	172,635
2,090	Sapiens International Corp. N.V.	25,393
2,342	ScanSource, Inc.*	89,886
4,029	Science Applications International Corp.	219,863
2,415	SciQuest, Inc.*	42,601
3,077	Seachange International, Inc.*	10,185
5,810	Semtech Corp.*	136,767
5,154	ServiceSource International, Inc.*	19,173
5,650	ShoreTel, Inc.*	37,290
1,718	Shutterstock, Inc.*	72,087
3,098	Sigma Designs, Inc.*	22,399
3,047	Silicon Graphics International Corp.*	16,027
3,738	Silicon Laboratories, Inc.*	185,965
3,189	Silver Spring Networks, Inc.*	41,616
4,327	Sonus Networks, Inc.*	39,635
1,447	SPS Commerce, Inc.*	78,861
1,248	Stamps.com, Inc.*	113,556
4,457	Stratasys Ltd.*	101,709
3,226	Super Micro Computer, Inc.*	84,650
3,412	Sykes Enterprises, Inc.*	101,746
3,223	Synaptics, Inc.*	218,616
3,393	Synchronoss Technologies, Inc.*	119,671
2,516	SYNNEX Corp.	229,208
2,747	Syntel, Inc.*	126,582
989	Systemax, Inc.*	8,990
7,405	Take-Two Interactive Software, Inc.*	288,129
3,413	Tangoe, Inc.*	27,338
3,207	Tech Data Corp.*	242,353
1,713	TechTarget, Inc.*	13,755
2,612	Telenav, Inc.*	12,172
1,423	TeleTech Holdings, Inc.	38,848
4,289	Tessera Technologies, Inc.	138,406
1,732	Textura Corp.*	45,032
8,497	TiVo, Inc.*	84,545
9,238	Travelport Worldwide Ltd.	122,311
609	Travelzoo, Inc.*	4,933
4,283	TrueCar, Inc.*	32,508
5,166	TTM Technologies, Inc.*	40,450
1,437	TubeMogul, Inc.*	17,833
2,947	Tyler Technologies, Inc.*	451,746
2,526	Ubiquiti Networks, Inc.*	100,686
2,767	Ultra Clean Holdings, Inc.*	15,772
2,416	Ultratech, Inc.*	55,109
4,369	Unisys Corp.*	36,874
1,285	United Online, Inc.*	14,045
3,520	Universal Display Corp.*	236,368
825	Varonis Systems, Inc.*	20,064
2,569	VASCO Data Security International, Inc.*	42,466

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,534	Veeco Instruments, Inc.*	$62,870
5,370	Verint Systems, Inc.*	177,156
3,738	ViaSat, Inc.*	258,034
7,952	Violin Memory, Inc.*	4,515
4,192	VirnetX Holding Corp.*	20,373
2,595	Virtusa Corp.*	91,422
11,854	Vishay Intertechnology, Inc.	153,628
1,103	Vishay Precision Group, Inc.*	14,902
3,835	Web.com Group, Inc.*	65,080
3,307	WebMD Health Corp.*	217,435
1,638	Wix.com Ltd.*	45,307
641	Workiva, Inc.*	8,846
675	Xactly Corp.*	6,655
4,774	Xcerra Corp.*	31,174
2,315	XO Group, Inc.*	39,193
1,986	Xura, Inc.*	49,293
4,944	Zendesk, Inc.*	121,079
4,779	Zix Corp.*	19,212
		26,002,586
	Materials — 3.6%

2,563	A. Schulman, Inc.	64,870
347	AEP Industries, Inc.	20,823
20,844	AK Steel Holding Corp.*	89,212
2,548	American Vanguard Corp.*	33,379
6,147	Axiall Corp.	143,164
2,721	Balchem Corp.	163,124
10,450	Berry Plastics Group, Inc.*	409,326
3,460	Boise Cascade Co.*	79,442
4,613	Calgon Carbon Corp.	68,641
4,099	Carpenter Technology Corp.	131,332
4,313	Century Aluminum Co.*	27,862
605	Chase Corp.	35,538
5,879	Chemtura Corp.*	156,852
1,556	Clearwater Paper Corp.*	97,421
15,763	Cliffs Natural Resources, Inc.*	67,466
11,899	Coeur Mining, Inc.*	89,599
10,128	Commercial Metals Co.	173,898
671	Core Molding Technologies, Inc.*	8,461
962	Deltic Timber Corp.	61,934
6,068	Ferro Corp.*	83,920
5,687	Ferroglobe PLC	51,865
4,681	Flotek Industries, Inc.*	55,049
2,136	FutureFuel Corp.	23,774
2,695	Greif, Inc., Class A	96,643
4,413	H.B. Fuller Co.	201,498
229	Handy & Harman Ltd.*	5,725
929	Hawkins, Inc.	36,250
1,089	Haynes International, Inc.	31,385
6,454	Headwaters, Inc.*	122,561
32,412	Hecla Mining Co.	131,593
1,720	Innophos Holdings, Inc.	65,945
2,121	Innospec, Inc.	102,996
4,915	Intrepid Potash, Inc.*	6,242
1,501	Kaiser Aluminum Corp.	128,651
7,453	KapStone Paper and Packaging Corp.	113,658
846	KMG Chemicals, Inc.	18,172
1,797	Koppers Holdings, Inc.*	45,482
2,742	Kraton Performance Polymers, Inc.*	74,555
1,834	Kronos Worldwide, Inc.	10,729
12,467	Louisiana-Pacific Corp.*	227,897
1,727	LSB Industries, Inc.*	22,710
1,764	Materion Corp.	42,671
3,040	Minerals Technologies, Inc.	175,104
1,661	Multi Packaging Solutions International Ltd.*	26,277
2,134	Myers Industries, Inc.	30,495
1,464	Neenah Paper, Inc.	101,587
14,440	Olin Corp.	332,264
797	Olympic Steel, Inc.	18,897
4,100	OMNOVA Solutions, Inc.*	28,249
3,785	P. H. Glatfelter Co.	77,592
7,355	PolyOne Corp.	275,592
1,167	Quaker Chemical Corp.	100,840
3,559	Rayonier Advanced Materials, Inc.	46,125
2,008	Rentech, Inc.*	5,060
958	Ryerson Holding Corp.*	13,345
2,317	Schnitzer Steel Industries, Inc., Class A	37,280
2,667	Schweitzer-Mauduit International, Inc.	91,745
3,834	Senomyx, Inc.*	10,850
4,090	Sensient Technologies Corp.	279,020
1,688	Stepan Co.	97,381
10,563	Stillwater Mining Co.*	106,898
3,080	Summit Materials, Inc., Class A*	66,990
5,709	SunCoke Energy, Inc.	34,539
7,007	TerraVia Holdings, Inc.*	17,377
3,494	TimkenSteel Corp.	31,306
1,769	Trecora Resources*	19,901
2,193	Tredegar Corp.	35,636
1,003	Trinseo S.A.*	47,231
5,566	Tronox Ltd., Class A	25,771
174	United States Lime & Minerals, Inc.	9,307
1,277	US Concrete, Inc.*	81,907
1,671	Valhi, Inc.	3,342
4,202	Worthington Industries, Inc.	156,987
		6,007,210
	Telecommunication Services — 0.8%

7,715	8x8, Inc.*	98,520
898	Atlantic Tele-Network, Inc.	66,892
3,205	Boingo Wireless, Inc.*	23,717
18,353	Cincinnati Bell, Inc.*	73,045
4,030	Cogent Communications Holdings, Inc.	160,475
4,420	Consolidated Communications Holdings, Inc.	108,644
1,825	FairPoint Communications, Inc.*	24,729
2,898	General Communication, Inc., Class A*	45,180
41,669	Globalstar, Inc.*	90,838
1,003	Hawaiian Telcom Holdco, Inc.*	20,451
1,464	IDT Corp., Class B	21,770
2,936	Inteliquent, Inc.	49,090
2,691	Intelsat S.A.*	8,692
7,189	Iridium Communications, Inc.*	62,760
1,991	Lumos Networks Corp.*	25,624
5,231	ORBCOMM, Inc.*	49,171
1,137	pdvWireless, Inc.*	27,436
4,232	Shenandoah Telecommunications Co.	135,382
1,808	Spok Holdings, Inc.	31,712
818	Straight Path Communications, Inc., Class B*	26,184
16,248	Vonage Holdings Corp.*	74,903
8,429	Windstream Holdings, Inc.	70,719
		1,295,934
	Utilities — 3.5%

4,293	Abengoa Yield PLC	77,188
4,267	ALLETE, Inc.	246,377
3,306	American States Water Co.	129,132
686	Artesian Resources Corp., Class A	19,345
10,668	Atlantic Power Corp.	25,070
5,450	Avista Corp.	219,199
4,479	Black Hills Corp.	271,159
4,190	California Water Service Group	122,138
1,333	Chesapeake Utilities Corp.	76,901

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
976	Connecticut Water Service, Inc.	$47,072
1,290	Consolidated Water Co. Ltd.	17,299
10,551	Dynegy, Inc.*	198,781
3,535	El Paso Electric Co.	157,873
3,816	Empire District Electric Co. (The)	127,836
1,096	Genie Energy Ltd., Class B*	8,286
4,406	IDACORP, Inc.	322,563
3,034	MGE Energy, Inc.	153,854
1,413	Middlesex Water Co.	52,210
7,490	New Jersey Resources Corp.	263,273
2,392	Northwest Natural Gas Co.	131,321
4,117	NorthWestern Corp.	238,621
3,020	NRG Yield, Inc., Class A	43,790
5,495	NRG Yield, Inc., Class C	84,953
4,603	ONE Gas, Inc.	269,966
3,255	Ormat Technologies, Inc.	141,951
3,281	Otter Tail Corp.	97,052
4,880	Pattern Energy Group, Inc.	106,286
6,895	Piedmont Natural Gas Co., Inc.	414,114
6,971	PNM Resources, Inc.	228,928
7,769	Portland General Electric Co.	319,927
1,386	SJW Corp.	47,803
6,956	South Jersey Industries, Inc.	200,959
4,100	Southwest Gas Corp.	284,663
263	Spark Energy, Inc., Class A	7,914
3,993	Spire, Inc.	253,875
7,303	Talen Energy Corp.*	83,984
3,763	TerraForm Global, Inc., Class A	10,461
1,222	Unitil Corp.	48,416
1,808	Vivint Solar, Inc.*	6,491
4,352	WGL Holdings, Inc.	283,881
1,125	York Water Co. (The)	30,375
		5,871,287
	Total Common Stocks (Cost $143,841,393)	146,893,022

No. of Rights
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc. (CVR)*^(c)	—
11,283	Dyax Corp. (CVR)*^(c)	12,524
49,993	Leap Wireless International, Inc. (CVR)*^(c)	125,982
3,327	Omthera Pharmaceuticals, Inc. (CVR), at $4.70*^(c)	—
1,035	Second Sight Medical Products, Inc. *^(c)	101
	Total Rights (Cost $—)	138,607

Principal Amount
	U.S. Government & Agency Security (a) — 9.0%
	U.S. Treasury Bill
$15,000,000	0.00%, due 09/01/16	14,987,235
	Total U.S. Government & Agency Security (Cost 14,988,500)	14,987,235

	Repurchase Agreements (a)(b) — 4.1%
6,760,571	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $6,760,624	6,760,571
	Total Repurchase Agreements (Cost $6,760,571)	6,760,571

	Total Investment Securities (Cost $165,590,464) — 101.5%	168,779,435
	Liabilities in excess of other assets — (1.5%)	(2,375,027)
	Net Assets — 100.0%	$166,404,408

See accompanying notes to the financial statements.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $140,508 or 0.08% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $27,897,891.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	Security has been deemed illiquid at May 31, 2016.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,528,677
Aggregate gross unrealized depreciation	(17,636,959)
Net unrealized appreciation	$1,891,718
Federal income tax cost of investments	$166,887,717

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	185	06/17/16	$21,328,650	$951,875

Cash collateral in the amount of $999,000 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$36,023,344	11/07/16	Bank of America, N.A.	0.14%	Russell 2000® Index	$1,720,468	$(1,655,521)	$—	$64,947
14,898,466	11/06/17	Citibank, N.A.	0.21%	Russell 2000® Index	(2,792,597)	2,523,613	268,984	—
10,220,354	11/06/17	Credit Suisse International	0.19%	Russell 2000® Index	(86,086)	30,249	55,837	—
3,545,354	11/06/17	Deutsche Bank AG	0.01%	iShares® Russell 2000 ETF	(102,960)
23,956,765	11/06/17	Deutsche Bank AG	0.21%	Russell 2000® Index	(1,757,060)
27,502,119					(1,860,020)	1,593,997	266,023	—

11,955,020	11/06/17	Goldman Sachs International	0.16%	Russell 2000® Index	895,764	(868,031)	—	27,733
2,439,230	11/06/17	Morgan Stanley & Co. International PLC	(0.06)%	iShares® Russell 2000 ETF	(69,757)
44,439,251	11/06/17	Morgan Stanley & Co. International PLC	0.19%	Russell 2000® Index	2,721,964
46,878,481					2,652,207	(2,552,125)	—	100,082

2,505,925	11/06/17	Societe Generale	0.44%	Russell 2000® Index	(1,563,459)	1,376,670	186,789	—
14,559,922	11/06/17	UBS AG	0.29%	Russell 2000® Index	(3,698,175)	3,402,118	296,057	—
$164,543,631					$(4,731,898)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 77.3%
	Consumer Discretionary — 10.6%

1,778	American Axle & Manufacturing Holdings, Inc.*	$29,639
370	American Public Education, Inc.*	10,456
301	Arctic Cat, Inc.	4,750
512	Asbury Automotive Group, Inc.*	28,723
913	Barnes & Noble Education, Inc.*	8,674
1,410	Barnes & Noble, Inc.	16,398
2,025	Belmond Ltd., Class A*	19,258
429	Big 5 Sporting Goods Corp.	3,595
25	Biglari Holdings, Inc.*	10,008
461	BJ’s Restaurants, Inc.*	20,653
267	Blue Nile, Inc.	7,041
463	Bob Evans Farms, Inc.	20,654
1,871	Boyd Gaming Corp.*	35,381
645	Buckle, Inc. (The)	15,951
1	CalAtlantic Group, Inc.	39
1,015	Caleres, Inc.	24,827
2,185	Callaway Golf Co.	21,981
253	Capella Education Co.	13,275
1,591	Career Education Corp.*	9,355
606	Cato Corp. (The), Class A	22,937
192	Cavco Industries, Inc.*	19,069
461	Children’s Place, Inc. (The)	32,491
380	Chuy’s Holdings, Inc.*	12,521
537	Core-Mark Holding Co., Inc.	45,978
1,697	Crocs, Inc.*	16,698
389	DineEquity, Inc.	32,699
705	Dorman Products, Inc.*	38,923
564	Drew Industries, Inc.	43,631
1,237	E.W. Scripps Co. (The), Class A*	20,856
600	Ethan Allen Interiors, Inc.	20,262
1,672	Express, Inc.*	24,311
1,036	Finish Line, Inc. (The), Class A	18,783
1,276	Five Below, Inc.*	53,413
971	Francesca’s Holdings Corp.*	10,118
819	Fred’s, Inc., Class A	12,023
426	FTD Cos., Inc.*	11,604
938	G-III Apparel Group Ltd.*	36,695
2,704	Gannett Co., Inc.	42,236
489	Genesco, Inc.*	31,589
845	Gentherm, Inc.*	30,910
488	Group 1 Automotive, Inc.	30,344
1,095	Harte-Hanks, Inc.	1,083
468	Haverty Furniture Cos., Inc.	8,700
531	Hibbett Sports, Inc.*	18,341
1,132	Iconix Brand Group, Inc.*	8,728
387	Installed Building Products, Inc.*	12,937
2,571	Interval Leisure Group, Inc.	36,920
637	iRobot Corp.*	24,525
332	Kirkland’s, Inc.	4,412
1,462	Krispy Kreme Doughnuts, Inc.*	31,258
1,161	La-Z-Boy, Inc.	30,743
539	Lithia Motors, Inc., Class A	44,381
629	Lumber Liquidators Holdings, Inc.*	8,240
577	M/I Homes, Inc.*	10,894
444	Marcus Corp. (The)	8,614
567	MarineMax, Inc.*	9,628
588	Marriott Vacations Worldwide Corp.	35,633
915	MDC Holdings, Inc.	21,265
866	Meritage Homes Corp.*	31,600
253	Monarch Casino & Resort, Inc.*	5,343
755	Monro Muffler Brake, Inc.	47,527
425	Motorcar Parts of America, Inc.*	12,733
386	Movado Group, Inc.	7,921
687	Nutrisystem, Inc.	18,645
386	Outerwall, Inc.	15,923
343	Oxford Industries, Inc.	21,736
648	Papa John’s International, Inc.	41,044
276	Perry Ellis International, Inc.*	5,343
469	PetMed Express, Inc.	8,831
525	Popeyes Louisiana Kitchen, Inc.*	30,513
319	Red Robin Gourmet Burgers, Inc.*	16,177
890	Regis Corp.*	11,606
1,239	Rent-A-Center, Inc.	16,318
1,442	Ruby Tuesday, Inc.*	5,595
781	Ruth’s Hospitality Group, Inc.	12,972
626	Scholastic Corp.	24,445
1,165	Scientific Games Corp., Class A*	11,405
1,133	Select Comfort Corp.*	25,402
453	Sizmek, Inc.*	1,105
673	Sonic Automotive, Inc., Class A	12,020
1,145	Sonic Corp.	34,110
630	Stage Stores, Inc.	3,484
458	Standard Motor Products, Inc.	17,697
678	Stein Mart, Inc.	4,712
1,295	Steven Madden Ltd.*	44,431
259	Strayer Education, Inc.*	12,476
444	Sturm Ruger & Co., Inc.	29,406
537	Superior Industries International, Inc.	14,574
1,131	Tailored Brands, Inc.	15,597
885	TopBuild Corp.*	31,984
1,037	Tuesday Morning Corp.*	7,052
1,300	Tumi Holdings, Inc.*	34,879
351	Unifi, Inc.*	8,821
339	Universal Electronics, Inc.*	22,011
492	Universal Technical Institute, Inc.	1,619
476	Vera Bradley, Inc.*	7,292
569	Vitamin Shoppe, Inc.*	17,207
469	VOXX International Corp.*	1,552
624	Winnebago Industries, Inc.	14,052
2,327	Wolverine World Wide, Inc.	42,375
800	World Wrestling Entertainment, Inc., Class A	14,056
463	Zumiez, Inc.*	6,889
		1,995,531
	Consumer Staples — 2.1%

612	Andersons, Inc. (The)	21,897
1,441	B&G Foods, Inc.	61,949
341	Calavo Growers, Inc.	19,304
721	Cal-Maine Foods, Inc.	32,084
226	Central Garden & Pet Co.*	4,222
769	Central Garden & Pet Co., Class A*	14,019
3,822	Darling Ingredients, Inc.*	58,668
396	Inter Parfums, Inc.	11,579
341	J&J Snack Foods Corp.	35,975
218	Medifast, Inc.	6,956
466	Sanderson Farms, Inc.	41,805
137	Seneca Foods Corp., Class A*	4,277
870	SpartanNash Co.	25,848
528	Universal Corp.	28,882
308	WD-40 Co.	34,302
		401,767
	Energy — 2.2%

1,623	Archrock, Inc.	12,384
1,358	Atwood Oceanics, Inc.	14,490
901	Basic Energy Services, Inc.*	1,766
1,159	Bill Barrett Corp.*	8,240
951	Bonanza Creek Energy, Inc.*	2,501
812	Bristow Group, Inc.	10,889
460	CARBO Ceramics, Inc.	5,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,262	Carrizo Oil & Gas, Inc.*	$48,587
1,421	Cloud Peak Energy, Inc.*	2,785
405	Contango Oil & Gas Co.*	4,382
449	Era Group, Inc.*	4,297
821	Exterran Corp.*	10,287
315	Geospace Technologies Corp.*	5,459
838	Green Plains, Inc.	15,553
308	Gulf Island Fabrication, Inc.	2,131
600	GulfMark Offshore, Inc., Class A*	1,944
2,333	Helix Energy Solutions Group, Inc.*	18,687
747	Hornbeck Offshore Services, Inc.*	6,208
631	Matrix Service Co.*	10,456
1,960	Newpark Resources, Inc.*	8,996
1,217	Northern Oil and Gas, Inc.*	5,306
1,054	PDC Energy, Inc.*	61,185
1,505	Pioneer Energy Services Corp.*	5,373
136	REX American Resources Corp.*	7,945
368	SEACOR Holdings, Inc.*	21,112
4,439	Synergy Resources Corp.*	26,812
911	Tesco Corp.	6,669
1,871	TETRA Technologies, Inc.*	10,234
1,096	Tidewater, Inc.	4,746
1,445	U.S. Silica Holdings, Inc.	41,226
1,193	Unit Corp.*	16,666
		402,988
	Financials — 18.1%

1,640	Acadia Realty Trust (REIT)	55,596
527	Agree Realty Corp. (REIT)	22,434
922	American Assets Trust, Inc. (REIT)	36,889
1,906	American Equity Investment Life Holding Co.	30,896
653	Ameris Bancorp	20,785
442	AMERISAFE, Inc.	26,843
2,129	Astoria Financial Corp.	34,021
1,145	Banc of California, Inc.	22,969
985	Bank Mutual Corp.	7,988
478	Banner Corp.	21,266
1,850	BBCN Bancorp, Inc.	30,081
1,335	BofI Holding, Inc.*	25,058
1,940	Boston Private Financial Holdings, Inc.	24,425
1,637	Brookline Bancorp, Inc.	19,038
405	Calamos Asset Management, Inc., Class A	3,114
2,235	Capstead Mortgage Corp. (REIT)	21,590
753	Cardinal Financial Corp.	17,093
1,323	CareTrust REIT, Inc. (REIT)	17,715
569	Cash America International, Inc.	20,638
1,739	Cedar Realty Trust, Inc. (REIT)	11,808
735	Central Pacific Financial Corp.	17,618
1,401	Chesapeake Lodging Trust (REIT)	33,400
351	City Holding Co.	17,255
1,343	Columbia Banking System, Inc.	40,921
1,024	Community Bank System, Inc.	42,230
706	CoreSite Realty Corp. (REIT)	53,550
4,684	Cousins Properties, Inc. (REIT)	50,306
625	Customers Bancorp, Inc.*	16,806
2,302	CVB Financial Corp.	40,400
4,678	DiamondRock Hospitality Co. (REIT)	41,821
713	Dime Community Bancshares, Inc.	13,091
753	EastGroup Properties, Inc. (REIT)	48,215
389	eHealth, Inc.*	5,376
746	Employers Holdings, Inc.	22,268
545	Encore Capital Group, Inc.*	14,655
629	Enova International, Inc.*	4,579
922	Evercore Partners, Inc., Class A	47,944
1,215	EZCORP, Inc., Class A*	8,238
1,207	Financial Engines, Inc.	33,362
2,707	First BanCorp./Puerto Rico*	11,396
663	First Cash Financial Services, Inc.	28,966
2,073	First Commonwealth Financial Corp.	19,465
1,433	First Financial Bancorp	28,330
1,535	First Financial Bankshares, Inc.	51,438
1,822	First Midwest Bancorp, Inc./IL	34,071
370	First NBC Bank Holding Co.*	6,908
794	Forestar Group, Inc.*	9,719
1,254	Four Corners Property Trust, Inc. (REIT)	24,378
2,082	Franklin Street Properties Corp. (REIT)	23,756
1,722	GEO Group, Inc. (The) (REIT)	57,274
611	Getty Realty Corp. (REIT)	12,354
1,769	Glacier Bancorp, Inc.	48,364
1,660	Government Properties Income Trust (REIT)	32,536
1,365	Great Western Bancorp, Inc.	46,437
1,050	Green Dot Corp., Class A*	23,163
649	Greenhill & Co., Inc.	13,382
753	Hanmi Financial Corp.	18,328
213	HCI Group, Inc.	6,763
804	HFF, Inc., Class A	25,889
1,427	Home BancShares, Inc./AR	62,717
943	Horace Mann Educators Corp.	32,119
613	Independent Bank Corp./MA	30,215
261	Infinity Property & Casualty Corp.	20,340
1,355	Interactive Brokers Group, Inc., Class A	54,444
363	INTL. FCStone, Inc.*	10,124
762	Investment Technology Group, Inc.	14,051
1,947	Kite Realty Group Trust (REIT)	52,316
1,022	LegacyTexas Financial Group, Inc.	27,512
158	LendingTree, Inc.*	13,154
4,934	Lexington Realty Trust (REIT)	46,626
870	LTC Properties, Inc. (REIT)	40,559
1,599	MB Financial, Inc.	57,804
256	Navigators Group, Inc. (The)*	23,317
1,009	NBT Bancorp, Inc.	29,422
913	Northfield Bancorp, Inc.	14,197
2,374	Northwest Bancshares, Inc.	35,159
1,023	OFG Bancorp	9,350
3,135	Old National Bancorp/IN	41,257
414	Opus Bank	15,591
881	Oritani Financial Corp.	14,757
1,899	Parkway Properties, Inc./MD (REIT)	33,138
1,614	Pennsylvania Real Estate Investment Trust (REIT)	34,055
818	Pinnacle Financial Partners, Inc.	40,229
333	Piper Jaffray Cos.*	14,063
1,082	PRA Group, Inc.*	29,766
1,238	ProAssurance Corp.	64,983
1,381	Provident Financial Services, Inc.	28,200
458	PS Business Parks, Inc. (REIT)	45,218
411	RE/MAX Holdings, Inc., Class A	16,600
2,323	Retail Opportunity Investments Corp. (REIT)	46,971
879	RLI Corp.	58,111
815	S&T Bancorp, Inc.	21,084
1,517	Sabra Health Care REIT, Inc. (REIT)	31,766
327	Safety Insurance Group, Inc.	19,427
265	Saul Centers, Inc. (REIT)	14,888
1,346	Selective Insurance Group, Inc.	50,004
501	ServisFirst Bancshares, Inc.	26,072
666	Simmons First National Corp., Class A	31,622
565	Southside Bancshares, Inc.	16,649
2,797	Sterling Bancorp/DE	46,039
518	Stewart Information Services Corp.	19,280
2,023	Summit Hotel Properties, Inc. (REIT)	23,669

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,477	Talmer Bancorp, Inc., Class A	$29,451
1,066	Texas Capital Bancshares, Inc.*	54,622
287	Tompkins Financial Corp.	19,097
2,218	TrustCo Bank Corp./NY	14,572
982	UMB Financial Corp.	56,514
1,507	United Bankshares, Inc./WV	59,994
1,643	United Community Banks, Inc./GA	33,074
496	United Fire Group, Inc.	20,420
414	United Insurance Holdings Corp.	7,270
285	Universal Health Realty Income Trust (REIT)	15,248
744	Universal Insurance Holdings, Inc.	14,463
621	Urstadt Biddle Properties, Inc., Class A (REIT)	13,140
152	Virtus Investment Partners, Inc.	12,374
635	Walker & Dunlop, Inc.*	15,259
597	Westamerica Bancorp.	29,044
1,644	Wilshire Bancorp, Inc.	18,791
1,124	Wintrust Financial Corp.	59,875
201	World Acceptance Corp.*	8,780
		3,384,052
	Health Care — 9.7%

492	Abaxis, Inc.	22,642
693	Aceto Corp.	15,461
1,070	Acorda Therapeutics, Inc.*	30,441
283	Adeptus Health, Inc., Class A*	20,234
806	Air Methods Corp.*	27,299
624	Albany Molecular Research, Inc.*	9,060
199	Almost Family, Inc.*	8,320
813	AMAG Pharmaceuticals, Inc.*	17,431
655	Amedisys, Inc.*	33,320
1,115	AMN Healthcare Services, Inc.*	41,634
293	Analogic Corp.	24,026
622	AngioDynamics, Inc.*	7,470
178	ANI Pharmaceuticals, Inc.*	9,639
331	Anika Therapeutics, Inc.*	15,663
737	Cambrex Corp.*	36,047
834	Cantel Medical Corp.	55,403
393	Chemed Corp.	51,251
249	Computer Programs & Systems, Inc.	10,296
599	CONMED Corp.	23,852
240	CorVel Corp.*	11,554
762	Cross Country Healthcare, Inc.*	10,378
595	CryoLife, Inc.	6,872
540	Cynosure, Inc., Class A*	25,796
1,419	Depomed, Inc.*	28,990
822	Diplomat Pharmacy, Inc.*	26,781
720	Emergent BioSolutions, Inc.*	31,594
311	Enanta Pharmaceuticals, Inc.*	7,629
1,096	Ensign Group, Inc. (The)	21,756
909	ExamWorks Group, Inc.*	31,733
584	Greatbatch, Inc.*	18,431
1,185	Haemonetics Corp.*	33,180
821	HealthEquity, Inc.*	21,190
564	HealthStream, Inc.*	13,248
730	Healthways, Inc.*	8,760
1,954	HMS Holdings Corp.*	32,290
339	ICU Medical, Inc.*	35,253
1,588	Impax Laboratories, Inc.*	54,230
332	Inogen, Inc.*	15,850
671	Integra LifeSciences Holdings Corp.*	50,130
705	Invacare Corp.	7,544
1,955	Kindred Healthcare, Inc.	23,206
222	Landauer, Inc.	8,798
644	Lannett Co., Inc.*	15,707
297	LHC Group, Inc.*	12,474
426	Ligand Pharmaceuticals, Inc.*	50,945
891	Luminex Corp.*	18,346
580	Magellan Health, Inc.*	38,425
1,034	Masimo Corp.*	51,431
1,623	Medicines Co. (The)*	61,041
1,309	Medidata Solutions, Inc.*	60,135
979	Meridian Bioscience, Inc.	19,071
1,032	Merit Medical Systems, Inc.*	19,371
2,285	MiMedx Group, Inc.*	17,983
1,442	Momenta Pharmaceuticals, Inc.*	16,987
769	Natus Medical, Inc.*	24,862
3,170	Nektar Therapeutics*	48,945
877	Neogen Corp.*	43,297
1,162	NuVasive, Inc.*	63,178
833	Omnicell, Inc.*	26,948
707	PharMerica Corp.*	18,785
433	Phibro Animal Health Corp., Class A	8,223
291	Providence Service Corp. (The)*	13,840
1,040	Quality Systems, Inc.	13,218
660	Quorum Health Corp.*	8,745
773	Repligen Corp.*	18,521
556	Sagent Pharmaceuticals, Inc.*	7,195
1,147	SciClone Pharmaceuticals, Inc.*	16,230
2,444	Select Medical Holdings Corp.*	30,965
1,383	Spectrum Pharmaceuticals, Inc.*	10,359
799	Supernus Pharmaceuticals, Inc.*	15,588
627	Surgical Care Affiliates, Inc.*	28,071
299	SurModics, Inc.*	6,590
286	U.S. Physical Therapy, Inc.	16,522
401	Vascular Solutions, Inc.*	15,274
746	Zeltiq Aesthetics, Inc.*	21,231
		1,823,185
	Industrials — 14.2%

925	AAON, Inc.	25,382
770	AAR Corp.	18,796
1,300	ABM Industries, Inc.	44,421
1,377	Actuant Corp., Class A	37,578
821	Aegion Corp.*	16,412
1,500	Aerojet Rocketdyne Holdings, Inc.*	25,860
476	Aerovironment, Inc.*	13,714
222	Alamo Group, Inc.	13,684
668	Albany International Corp., Class A	26,272
304	Allegiant Travel Co.	42,262
171	American Science & Engineering, Inc.	5,376
321	American Woodmark Corp.*	25,924
672	Apogee Enterprises, Inc.	30,388
911	Applied Industrial Technologies, Inc.	41,177
568	ArcBest Corp.	9,787
439	Astec Industries, Inc.	23,416
576	Atlas Air Worldwide Holdings, Inc.*	25,252
602	AZZ, Inc.	35,530
1,177	Barnes Group, Inc.	39,300
1,084	Brady Corp., Class A	34,460
1,010	Briggs & Stratton Corp.	22,543
1,135	Brink’s Co. (The)	33,085
342	CDI Corp.	2,172
646	Celadon Group, Inc.	6,383
711	Chart Industries, Inc.*	18,458
385	CIRCOR International, Inc.	21,575
876	Comfort Systems USA, Inc.	28,032
508	Cubic Corp.	20,726
295	DXP Enterprises, Inc.*	4,095
767	Dycom Industries, Inc.*	65,111
580	Echo Global Logistics, Inc.*	13,143
1,418	EMCOR Group, Inc.	67,426
484	Encore Wire Corp.	18,871

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,013	EnerSys	$60,902
407	Engility Holdings, Inc.*	9,577
512	EnPro Industries, Inc.	25,892
601	ESCO Technologies, Inc.	24,202
870	Essendant, Inc.	26,787
596	Exponent, Inc.	32,130
1,459	Federal Signal Corp.	18,982
709	Forward Air Corp.	32,252
895	Franklin Electric Co., Inc.	29,875
468	G&K Services, Inc., Class A	35,081
1,144	General Cable Corp.	15,627
691	Gibraltar Industries, Inc.*	20,647
610	Greenbrier Cos., Inc. (The)	17,507
882	Griffon Corp.	14,862
1,864	Harsco Corp.	12,265
1,112	Hawaiian Holdings, Inc.*	44,992
1,679	Healthcare Services Group, Inc.	65,481
1,377	Heartland Express, Inc.	25,447
407	Heidrick & Struggles International, Inc.	7,513
1,466	Hillenbrand, Inc.	45,769
814	Hub Group, Inc., Class A*	32,576
375	Insperity, Inc.	26,989
1,539	Interface, Inc.	26,101
678	John Bean Technologies Corp.	41,141
626	Kaman Corp.	26,736
690	Kelly Services, Inc., Class A	13,676
1,427	Knight Transportation, Inc.	37,273
1,332	Korn/Ferry International	38,428
264	Lindsay Corp.	18,834
399	Lydall, Inc.*	15,106
561	Marten Transport Ltd.	11,119
1,014	Matson, Inc.	33,797
773	Matthews International Corp., Class A	42,415
914	Mercury Systems, Inc.*	19,423
1,037	Mobile Mini, Inc.	35,725
779	Moog, Inc., Class A*	42,011
1,336	Mueller Industries, Inc.	41,536
304	Multi-Color Corp.	18,954
421	MYR Group, Inc.*	10,184
114	National Presto Industries, Inc.	10,192
1,107	Navigant Consulting, Inc.*	17,635
1,118	On Assignment, Inc.*	42,115
638	Orion Marine Group, Inc.*	2,979
1,134	PGT, Inc.*	12,156
203	Powell Industries, Inc.	7,227
548	Proto Labs, Inc.*	36,058
798	Quanex Building Products Corp.	15,896
863	Resources Connection, Inc.	13,446
704	Roadrunner Transportation Systems, Inc.*	5,667
582	Saia, Inc.*	15,173
953	Simpson Manufacturing Co., Inc.	37,710
1,188	SkyWest, Inc.	28,037
970	SPX Corp.	16,073
970	SPX FLOW, Inc.*	29,071
302	Standex International Corp.	26,174
1,246	TASER International, Inc.*	27,873
697	Team, Inc.*	21,133
414	Tennant Co.	22,232
1,364	Tetra Tech, Inc.	41,738
1,016	Titan International, Inc.	6,441
686	Trex Co., Inc.*	30,987
978	TrueBlue, Inc.*	19,374
354	UniFirst Corp.	40,947
469	Universal Forest Products, Inc.	39,368
504	US Ecology, Inc.	22,836
186	Veritiv Corp.*	7,232
469	Viad Corp.	14,919
381	Vicor Corp.*	3,871
838	WageWorks, Inc.*	46,970
654	Watts Water Technologies, Inc., Class A	37,638
		2,653,593
	Information Technology — 12.1%

1,151	ADTRAN, Inc.	22,387
928	Advanced Energy Industries, Inc.*	35,422
349	Agilysys, Inc.*	4,094
658	Anixter International, Inc.*	39,612
340	Badger Meter, Inc.	25,500
208	Bel Fuse, Inc., Class B	3,761
1,158	Benchmark Electronics, Inc.*	24,005
359	Black Box Corp.	4,505
1,096	Blackbaud, Inc.	68,686
960	Blucora, Inc.*	8,621
888	Bottomline Technologies (de), Inc.*	22,253
2	Brocade Communications Systems, Inc.	18
1,596	Brooks Automation, Inc.	17,524
561	Cabot Microelectronics Corp.	24,201
569	CACI International, Inc., Class A*	57,338
856	CalAmp Corp.*	12,866
1,054	Cardtronics, Inc.*	41,412
473	CEVA, Inc.*	12,790
1,680	Ciber, Inc.*	2,083
1,471	Cirrus Logic, Inc.*	52,956
566	Coherent, Inc.*	53,555
580	Cohu, Inc.	6,844
375	Comtech Telecommunications Corp.	8,640
947	Cray, Inc.*	31,554
758	CSG Systems International, Inc.	32,223
762	CTS Corp.	13,624
905	Daktronics, Inc.	7,213
967	DHI Group, Inc.*	6,817
600	Digi International, Inc.*	6,624
896	Diodes, Inc.*	17,257
508	DSP Group, Inc.*	5,319
407	DTS, Inc.*	10,521
595	Ebix, Inc.	26,912
648	Electro Scientific Industries, Inc.*	4,517
1,094	Electronics For Imaging, Inc.*	47,950
754	Epiq Systems, Inc.	11,483
139	ePlus, Inc.*	12,167
1,128	Exar Corp.*	7,704
768	ExlService Holdings, Inc.*	39,782
709	Fabrinet*	25,169
385	FARO Technologies, Inc.*	13,625
228	Forrester Research, Inc.	8,393
1,776	Harmonic, Inc.*	5,079
1,230	II-VI, Inc.*	25,067
862	Insight Enterprises, Inc.*	23,395
413	Interactive Intelligence Group, Inc.*	17,028
888	Itron, Inc.*	39,116
1,432	Ixia*	14,549
1,461	Kopin Corp.*	3,141
1,635	Kulicke & Soffa Industries, Inc.*	20,421
569	Liquidity Services, Inc.*	3,812
520	Littelfuse, Inc.	59,556
1,153	LivePerson, Inc.*	8,048
588	LogMeIn, Inc.*	36,027
1,100	Lumentum Holdings, Inc.*	27,874
569	ManTech International Corp., Class A	20,444
862	Methode Electronics, Inc.	25,438
222	MicroStrategy, Inc., Class A*	41,412
1,236	MKS Instruments, Inc.	50,651
866	Monolithic Power Systems, Inc.	59,174

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
936	Monotype Imaging Holdings, Inc.	$22,352
2,097	Monster Worldwide, Inc.*	5,557
341	MTS Systems Corp.	16,300
571	Nanometrics, Inc.*	10,632
755	NETGEAR, Inc.*	33,975
1,426	NIC, Inc.	28,306
429	OSI Systems, Inc.*	22,857
474	Park Electrochemical Corp.	7,755
839	Perficient, Inc.*	17,577
779	Plexus Corp.*	34,214
665	Power Integrations, Inc.	33,177
1,188	Progress Software Corp.*	31,280
1,931	QLogic Corp.*	26,764
562	Qualys, Inc.*	17,529
828	QuinStreet, Inc.*	3,064
2,551	Rambus, Inc.*	30,867
665	Rofin-Sinar Technologies, Inc.*	21,247
419	Rogers Corp.*	27,851
1,922	Rovi Corp.*	32,309
721	Rudolph Technologies, Inc.*	10,527
1,800	Sanmina Corp.*	48,222
609	ScanSource, Inc.*	23,373
1,513	Semtech Corp.*	35,616
354	Stamps.com, Inc.*	32,210
856	Super Micro Computer, Inc.*	22,461
906	Sykes Enterprises, Inc.*	27,017
933	Synchronoss Technologies, Inc.*	32,907
1,972	Take-Two Interactive Software, Inc.*	76,730
878	Tangoe, Inc.*	7,033
379	TeleTech Holdings, Inc.	10,347
1,101	Tessera Technologies, Inc.	35,529
1,511	TTM Technologies, Inc.*	11,831
613	Ultratech, Inc.*	13,982
698	VASCO Data Security International, Inc.*	11,538
934	Veeco Instruments, Inc.*	16,616
5,398	Viavi Solutions, Inc.*	36,868
631	Virtusa Corp.*	22,230
549	XO Group, Inc.*	9,295
		2,266,104
	Materials — 4.0%

681	A. Schulman, Inc.	17,236
5,364	AK Steel Holding Corp.*	22,958
596	American Vanguard Corp.*	7,808
734	Balchem Corp.	44,003
908	Boise Cascade Co.*	20,848
1,180	Calgon Carbon Corp.	17,558
1,158	Century Aluminum Co.*	7,481
4,225	Chemours Co. (The)	36,800
405	Clearwater Paper Corp.*	25,357
253	Deltic Timber Corp.	16,288
1,252	Flotek Industries, Inc.*	14,723
528	FutureFuel Corp.	5,877
1,165	H.B. Fuller Co.	53,194
219	Hawkins, Inc.	8,545
296	Haynes International, Inc.	8,531
1,724	Headwaters, Inc.*	32,739
981	Ingevity Corp.*	28,586
450	Innophos Holdings, Inc.	17,253
557	Innospec, Inc.	27,048
1,309	Intrepid Potash, Inc.*	1,662
420	Kaiser Aluminum Corp.	35,998
1,996	KapStone Paper and Packaging Corp.	30,439
478	Koppers Holdings, Inc.*	12,098
713	Kraton Performance Polymers, Inc.*	19,386
471	LSB Industries, Inc.*	6,194
463	Materion Corp.	11,200
519	Myers Industries, Inc.	7,416
392	Neenah Paper, Inc.	27,201
209	Olympic Steel, Inc.	4,955
1,014	P. H. Glatfelter Co.	20,787
309	Quaker Chemical Corp.	26,701
997	Rayonier Advanced Materials, Inc.	12,921
709	Schweitzer-Mauduit International, Inc.	24,390
423	Stepan Co.	24,403
2,823	Stillwater Mining Co.*	28,569
1,492	SunCoke Energy, Inc.	9,027
883	TimkenSteel Corp.	7,912
576	Tredegar Corp.	9,360
318	US Concrete, Inc.*	20,396
		753,848
	Telecommunication Services — 0.9%

2,060	8x8, Inc.*	26,306
246	Atlantic Tele-Network, Inc.	18,324
4,896	Cincinnati Bell, Inc.*	19,486
957	Cogent Communications Holdings, Inc.	38,108
1,178	Consolidated Communications Holdings, Inc.	28,955
688	General Communication, Inc., Class A*	10,726
1,879	Iridium Communications, Inc.*	16,404
539	Lumos Networks Corp.*	6,937
483	Spok Holdings, Inc.	8,472
		173,718
	Utilities — 3.4%

1,079	ALLETE, Inc.	62,301
854	American States Water Co.	33,357
1,452	Avista Corp.	58,399
1,118	California Water Service Group	32,590
947	El Paso Electric Co.	42,293
635	Northwest Natural Gas Co.	34,861
1,122	NorthWestern Corp.	65,031
1,897	Piedmont Natural Gas Co., Inc.	113,935
1,768	South Jersey Industries, Inc.	51,078
1,109	Southwest Gas Corp.	76,998
1,067	Spire, Inc.	67,840
		638,683
	Total Common Stocks (Cost $16,792,469)	14,493,469

Principal Amount
	Repurchase Agreements (a)(b) — 7.2%
$1,359,129	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $1,359,140	1,359,129
	Total Repurchase Agreements (Cost $1,359,129)	1,359,129

	Total Investment Securities (Cost $18,151,598) — 84.5%	15,852,598
	Other assets less liabilities — 15.5%	2,903,739
	Net Assets — 100.0%	$18,756,337

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $1,924,883.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,407
Aggregate gross unrealized depreciation	(2,458,522)
Net unrealized depreciation	$(2,354,115)
Federal income tax cost of investments	$18,206,713

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$2,372,743	01/08/18	Bank of America, N.A.	0.49%	S&P SmallCap 600®	$330,200	$(271,122)	$—	$59,078

5,569,816	01/08/18	Citibank, N.A.	0.41%	S&P SmallCap 600®	267,332	—	—	267,332

3,180,692	01/08/18	Credit Suisse International	0.24%	S&P SmallCap 600®	441,359	—	(260,000)	181,359

2,175,361	11/06/17	Deutsche Bank AG	0.21%	iShares® Core S&P Small-Cap ETF	30,647
2,449,582	01/08/18	Deutsche Bank AG	0.21%	S&P SmallCap 600®	307,318
4,624,943					337,965	—	(299,951)	38,014

5,471,603	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P SmallCap 600®	1,061,597	(994,159)	—	67,438

1,796,607	01/08/18	Societe Generale	0.84%	S&P SmallCap 600®	192,202	—	(20,000)	172,202
$23,016,404					$2,630,655

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro S&P500

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 59.8%
	Consumer Discretionary — 7.5%

1,657	Advance Auto Parts, Inc.	$254,913
8,714	Amazon.com, Inc.*	6,298,392
1,673	AutoNation, Inc.*	84,386
685	AutoZone, Inc.*	522,107
3,690	Bed Bath & Beyond, Inc.*	165,127
6,359	Best Buy Co., Inc.	204,569
4,932	BorgWarner, Inc.	167,836
5,018	Cablevision Systems Corp., Class A	174,024
4,414	CarMax, Inc.*	236,855
10,169	Carnival Corp.	485,468
9,517	CBS Corp. (Non-Voting), Class B	525,338
681	Chipotle Mexican Grill, Inc.*	300,975
6,263	Coach, Inc.	246,887
54,900	Comcast Corp., Class A	3,475,170
7,426	D.R. Horton, Inc.	226,939
2,604	Darden Restaurants, Inc.	176,629
6,259	Delphi Automotive PLC	425,362
3,389	Discovery Communications, Inc., Class A*	94,384
5,373	Discovery Communications, Inc., Class C*	143,835
6,565	Dollar General Corp.	590,194
5,296	Dollar Tree, Inc.*	479,503
2,671	Expedia, Inc.	297,122
3,097	Foot Locker, Inc.	173,184
87,973	Ford Motor Co.	1,186,756
5,108	Gap, Inc. (The)	91,893
2,657	Garmin Ltd.	112,976
31,715	General Motors Co.	992,045
3,375	Genuine Parts Co.	327,105
6,023	Goodyear Tire & Rubber Co. (The)	168,463
5,324	H&R Block, Inc.	113,721
8,840	Hanesbrands, Inc.	239,299
4,156	Harley-Davidson, Inc.	192,797
1,605	Harman International Industries, Inc.	125,575
2,538	Hasbro, Inc.	221,542
28,609	Home Depot, Inc. (The)	3,779,821
9,076	Interpublic Group of Cos., Inc. (The)	216,916
4	Interval Leisure Group, Inc.	58
14,628	Johnson Controls, Inc.	645,826
4,280	Kohl’s Corp.	154,251
5,750	L Brands, Inc.	394,163
3,060	Leggett & Platt, Inc.	153,796
4,063	Lennar Corp., Class A	185,151
6,908	LKQ Corp.*	228,448
20,647	Lowe’s Cos., Inc.	1,654,444
7,005	Macy’s, Inc.	232,636
4,287	Marriott International, Inc., Class A	283,113
7,672	Mattel, Inc.	244,583
20,346	McDonald’s Corp.	2,483,433
4,047	Michael Kors Holdings Ltd.*	172,888
1,432	Mohawk Industries, Inc.*	281,660
9,659	Netflix, Inc.*	990,724
10,308	Newell Brands, Inc.	491,589
8,576	News Corp., Class A	102,569
2,430	News Corp., Class B	29,986
30,459	NIKE, Inc., Class B	1,681,946
2,900	Nordstrom, Inc.	110,142
5,404	Omnicom Group, Inc.	450,315
2,191	O’Reilly Automotive, Inc.*	579,366
1,120	Priceline Group, Inc. (The)*	1,416,050
7,168	PulteGroup, Inc.	134,472
1,849	PVH Corp.	173,436
1,309	Ralph Lauren Corp.	123,478
9,137	Ross Stores, Inc.	487,916
3,826	Royal Caribbean Cruises Ltd.	296,094
2,143	Scripps Networks Interactive, Inc., Class A	137,881
1,798	Signet Jewelers Ltd.	177,948
14,569	Staples, Inc.	128,207
33,355	Starbucks Corp.	1,830,856
3,806	Starwood Hotels & Resorts Worldwide, Inc.	279,475
13,587	Target Corp.	934,514
4,958	TEGNA, Inc.	113,836
2,519	Tiffany & Co.	156,077
17,829	Time Warner, Inc.	1,348,942
15,107	TJX Cos., Inc. (The)	1,149,945
3,020	Tractor Supply Co.	290,222
2,569	TripAdvisor, Inc.*	174,024
25,259	Twenty-First Century Fox, Inc., Class A	729,480
9,734	Twenty-First Century Fox, Inc., Class B	284,622
1,435	Ulta Salon Cosmetics & Fragrance, Inc.*	334,369
4,099	Under Armour, Inc., Class A*	154,655
4,099	Under Armour, Inc., Class C*	143,342
1,958	Urban Outfitters, Inc.*	55,862
7,662	VF Corp.	477,496
7,818	Viacom, Inc., Class B	346,885
33,874	Walt Disney Co. (The)	3,360,978
1,743	Whirlpool Corp.	304,363
2,542	Wyndham Worldwide Corp.	171,305
1,836	Wynn Resorts Ltd.	176,586
9,226	Yum! Brands, Inc.	757,362
		51,719,873
	Consumer Staples — 6.0%

44,185	Altria Group, Inc.	2,811,933
13,437	Archer-Daniels-Midland Co.	574,701
2,270	Brown-Forman Corp., Class B	222,619
4,056	Campbell Soup Co.	245,672
2,925	Church & Dwight Co., Inc.	288,054
2,918	Clorox Co. (The)	375,080
87,930	Coca-Cola Co. (The)	3,921,678
20,149	Colgate-Palmolive Co.	1,418,691
9,797	ConAgra Foods, Inc.	447,723
3,969	Constellation Brands, Inc., Class A	607,852
9,924	Costco Wholesale Corp.	1,476,394
24,788	CVS Health Corp.	2,390,803
4,228	Dr. Pepper Snapple Group, Inc.	386,439
5,010	Estee Lauder Cos., Inc. (The), Class A	459,818
13,389	General Mills, Inc.	840,561
3,237	Hershey Co. (The)	300,555
6,100	Hormel Foods Corp.	209,901
2,699	J.M. Smucker Co. (The)	348,576
5,690	Kellogg Co.	423,165
8,142	Kimberly-Clark Corp.	1,034,360
13,419	Kraft Heinz Co. (The)	1,116,327
21,998	Kroger Co. (The)	786,649
2,603	McCormick & Co., Inc. (Non-Voting)	252,673
4,207	Mead Johnson Nutrition Co.	346,152
4,151	Molson Coors Brewing Co., Class B	411,696
35,399	Mondelez International, Inc., Class A	1,574,902
3,391	Monster Beverage Corp.*	508,650
32,617	PepsiCo, Inc.	3,299,862
34,962	Philip Morris International, Inc.	3,450,050
59,856	Procter & Gamble Co. (The)	4,850,730
18,679	Reynolds American, Inc.	928,346
11,846	Sysco Corp.	569,911
6,616	Tyson Foods, Inc., Class A	421,968
19,475	Walgreens Boots Alliance, Inc.	1,507,365
35,401	Wal-Mart Stores, Inc.	2,505,683
7,326	Whole Foods Market, Inc.	236,996
		41,552,535
	Energy — 4.3%

11,470	Anadarko Petroleum Corp.	594,834
8,536	Apache Corp.	487,747
9,878	Baker Hughes, Inc.	458,142
10,339	Cabot Oil & Gas Corp.	247,826

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,677	Chesapeake Energy Corp.*	$50,094
42,493	Chevron Corp.	4,291,793
2,141	Cimarex Energy Co.	248,956
9,021	Columbia Pipeline Group, Inc.	230,396
2,911	Concho Resources, Inc.*	353,221
27,896	ConocoPhillips	1,221,566
11,514	Devon Energy Corp.	415,540
1,453	Diamond Offshore Drilling, Inc.	37,517
12,409	EOG Resources, Inc.	1,009,596
3,840	EQT Corp.	281,280
93,709	Exxon Mobil Corp.	8,341,975
5,122	FMC Technologies, Inc.*	139,472
19,371	Halliburton Co.	817,069
2,435	Helmerich & Payne, Inc.	148,900
5,977	Hess Corp.	358,202
41,293	Kinder Morgan, Inc.	746,577
19,034	Marathon Oil Corp.	248,774
11,945	Marathon Petroleum Corp.	416,044
3,652	Murphy Oil Corp.	112,883
8,483	National Oilwell Varco, Inc.	279,515
4,471	Newfield Exploration Co.*	182,283
9,678	Noble Energy, Inc.	345,989
17,237	Occidental Petroleum Corp.	1,300,359
4,740	ONEOK, Inc.	205,005
10,596	Phillips 66	851,495
3,682	Pioneer Natural Resources Co.	590,298
3,826	Range Resources Corp.	162,949
31,376	Schlumberger Ltd.	2,393,989
8,792	Southwestern Energy Co.*	120,187
15,154	Spectra Energy Corp.	482,806
2,690	Tesoro Corp.	210,035
7,726	Transocean Ltd.	75,638
10,612	Valero Energy Corp.	580,476
15,404	Williams Cos., Inc. (The)	341,353
		29,380,781
	Financials — 9.7%

1,217	Affiliated Managers Group, Inc.*	211,174
9,481	Aflac, Inc.	658,550
8,536	Allstate Corp. (The)	576,265
18,492	American Express Co.	1,216,034
25,940	American International Group, Inc.	1,501,407
9,567	American Tower Corp. (REIT)	1,011,997
3,811	Ameriprise Financial, Inc.	387,464
6,096	Aon PLC	666,110
3,530	Apartment Investment & Management Co., Class A (REIT)	150,554
3,995	Arthur J. Gallagher & Co.	193,078
1,460	Assurant, Inc.	127,589
3,091	AvalonBay Communities, Inc. (REIT)	556,009
233,008	Bank of America Corp.	3,446,188
24,275	Bank of New York Mellon Corp. (The)	1,021,006
18,320	BB&T Corp.	666,298
42,278	Berkshire Hathaway, Inc., Class B*	5,941,750
2,848	BlackRock, Inc.	1,036,245
3,466	Boston Properties, Inc. (REIT)	435,434
11,901	Capital One Financial Corp.	871,629
6,561	CBRE Group, Inc., Class A*	195,846
27,115	Charles Schwab Corp. (The)	829,177
10,398	Chubb Ltd.	1,316,491
3,337	Cincinnati Financial Corp.	230,587
66,523	Citigroup, Inc.	3,097,976
11,911	Citizens Financial Group, Inc.	280,504
7,634	CME Group, Inc.	747,292
3,945	Comerica, Inc.	185,809
7,530	Crown Castle International Corp. (REIT)	683,799
3,300	Digital Realty Trust, Inc. (REIT)	314,985
9,349	Discover Financial Services	531,117
6,383	E*TRADE Financial Corp.*	178,022
1,552	Equinix, Inc. (REIT)	561,824
8,243	Equity Residential (REIT)	570,498
1,475	Essex Property Trust, Inc. (REIT)	335,164
2,820	Extra Space Storage, Inc. (REIT)	262,175
1,570	Federal Realty Investment Trust (REIT)	240,508
17,671	Fifth Third Bancorp	333,452
8,425	Franklin Resources, Inc.	314,674
13,142	General Growth Properties, Inc. (REIT)	353,126
8,867	Goldman Sachs Group, Inc. (The)	1,414,109
8,953	Hartford Financial Services Group, Inc. (The)	404,407
10,503	HCP, Inc. (REIT)	345,234
16,975	Host Hotels & Resorts, Inc. (REIT)	261,415
17,938	Huntington Bancshares, Inc./OH	187,452
2,680	Intercontinental Exchange, Inc.	726,602
9,395	Invesco Ltd.	295,003
5,440	Iron Mountain, Inc. (REIT)	199,866
82,822	JPMorgan Chase & Co.	5,405,792
18,857	KeyCorp	241,747
9,338	Kimco Realty Corp. (REIT)	263,145
2,428	Legg Mason, Inc.	83,766
7,518	Leucadia National Corp.	136,076
5,436	Lincoln National Corp.	249,241
6,041	Loews Corp.	244,540
3,590	M&T Bank Corp.	429,005
2,861	Macerich Co. (The) (REIT)	218,352
11,761	Marsh & McLennan Cos., Inc.	777,049
24,744	MetLife, Inc.	1,127,089
3,825	Moody’s Corp.	377,298
34,474	Morgan Stanley	943,553
2,588	Nasdaq, Inc.	170,834
7,739	Navient Corp.	106,102
4,858	Northern Trust Corp.	359,978
7,002	People’s United Financial, Inc.	111,192
11,309	PNC Financial Services Group, Inc. (The)	1,014,870
6,123	Principal Financial Group, Inc.	272,841
13,188	Progressive Corp. (The)	439,160
11,838	Prologis, Inc. (REIT)	562,660
10,066	Prudential Financial, Inc.	797,731
3,322	Public Storage (REIT)	842,825
5,648	Realty Income Corp. (REIT)	339,388
29,063	Regions Financial Corp.	285,689
5,989	S&P Global, Inc.	669,630
6,984	Simon Property Group, Inc. (REIT)	1,380,318
2,259	SL Green Realty Corp. (REIT)	228,972
9,025	State Street Corp.	569,117
11,395	SunTrust Banks, Inc.	499,329
18,814	Synchrony Financial*	586,997
5,602	T. Rowe Price Group, Inc.	431,690
2,542	Torchmark Corp.	156,663
6,654	Travelers Cos., Inc. (The)	759,488
36,853	U.S. Bancorp	1,578,045
6,025	UDR, Inc. (REIT)	217,081
5,393	Unum Group	199,110
7,585	Ventas, Inc. (REIT)	503,113
4,002	Vornado Realty Trust (REIT)	382,271
104,248	Wells Fargo & Co.	5,287,458
8,011	Welltower, Inc. (REIT)	552,038
16,858	Weyerhaeuser Co. (REIT)	531,027
3,119	Willis Towers Watson PLC	399,294
6,585	XL Group PLC	226,195
4,616	Zions Bancorp.	129,340
		67,158,994
	Health Care — 8.8%

33,246	Abbott Laboratories	1,317,539
36,361	AbbVie, Inc.	2,288,198
7,886	Aetna, Inc.	892,932
7,394	Agilent Technologies, Inc.	339,311
5,084	Alexion Pharmaceuticals, Inc.*	767,176
8,905	Allergan PLC*	2,099,354

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,323	AmerisourceBergen Corp.	$324,138
16,971	Amgen, Inc.	2,680,569
5,895	Anthem, Inc.	779,083
15,373	Baxalta, Inc.	695,321
12,361	Baxter International, Inc.	533,501
4,777	Becton, Dickinson and Co.	795,132
4,933	Biogen, Inc.*	1,429,238
30,429	Boston Scientific Corp.*	691,043
37,672	Bristol-Myers Squibb Co.	2,701,082
1,667	C.R. Bard, Inc.	365,140
7,431	Cardinal Health, Inc.	586,677
17,641	Celgene Corp.*	1,861,478
3,834	Centene Corp.*	239,050
6,829	Cerner Corp.*	379,761
5,768	Cigna Corp.	738,938
3,740	DaVita HealthCare Partners, Inc.*	289,177
5,444	DENTSPLY SIRONA, Inc.	338,399
4,843	Edwards Lifesciences Corp.*	477,035
21,966	Eli Lilly & Co.	1,648,109
4,614	Endo International PLC*	72,947
14,281	Express Scripts Holding Co.*	1,078,930
30,842	Gilead Sciences, Inc.	2,685,104
6,895	HCA Holdings, Inc.*	537,948
1,848	Henry Schein, Inc.*	321,053
5,572	Hologic, Inc.*	191,732
3,347	Humana, Inc.	577,391
3,315	Illumina, Inc.*	480,111
842	Intuitive Surgical, Inc.*	534,426
62,268	Johnson & Johnson	7,016,981
2,292	Laboratory Corp. of America Holdings*	293,261
2,528	Mallinckrodt PLC*	160,174
5,155	McKesson Corp.	944,087
31,730	Medtronic PLC	2,553,630
62,627	Merck & Co., Inc.	3,523,395
9,301	Mylan N.V.*	403,105
1,886	Patterson Cos., Inc.	92,056
2,477	PerkinElmer, Inc.	135,616
3,301	Perrigo Co. PLC	316,368
136,479	Pfizer, Inc.	4,735,821
3,221	Quest Diagnostics, Inc.	248,565
1,763	Regeneron Pharmaceuticals, Inc.*	703,314
6,397	St. Jude Medical, Inc.	501,269
7,070	Stryker Corp.	785,901
8,943	Thermo Fisher Scientific, Inc.	1,357,279
21,453	UnitedHealth Group, Inc.	2,867,622
2,043	Universal Health Services, Inc., Class B	275,519
2,158	Varian Medical Systems, Inc.*	178,661
5,559	Vertex Pharmaceuticals, Inc.*	517,821
1,832	Waters Corp.*	251,992
4,035	Zimmer Biomet Holdings, Inc.	492,714
10,323	Zoetis, Inc.	489,517
		60,581,691
	Industrials — 6.0%

13,654	3M Co.	2,298,241
988	Acuity Brands, Inc.	255,932
2,813	Alaska Air Group, Inc.	186,783
2,172	Allegion PLC	146,914
13,606	American Airlines Group, Inc.	434,167
5,314	AMETEK, Inc.	254,116
14,055	Boeing Co. (The)	1,773,038
3,233	C.H. Robinson Worldwide, Inc.	242,410
13,140	Caterpillar, Inc.	952,781
1,976	Cintas Corp.	187,325
21,736	CSX Corp.	574,482
3,655	Cummins, Inc.	418,388
13,489	Danaher Corp.	1,326,778
6,756	Deere & Co.	555,951
17,565	Delta Air Lines, Inc.	763,375
3,499	Dover Corp.	233,558
813	Dun & Bradstreet Corp. (The)	103,170
10,352	Eaton Corp. PLC	637,994
14,513	Emerson Electric Co.	754,966
2,676	Equifax, Inc.	336,453
4,110	Expeditors International of Washington, Inc.	199,541
6,507	Fastenal Co.	299,517
5,782	FedEx Corp.	953,857
2,933	Flowserve Corp.	141,165
3,137	Fluor Corp.	165,571
6,602	General Dynamics Corp.	936,626
210,554	General Electric Co.	6,365,047
17,360	Honeywell International, Inc.	1,976,089
7,385	Illinois Tool Works, Inc.	783,032
5,794	Ingersoll-Rand PLC	387,097
2,012	J.B. Hunt Transport Services, Inc.	166,433
2,767	Jacobs Engineering Group, Inc.*	140,259
2,447	Kansas City Southern	227,816
1,757	L-3 Communications Holdings, Inc.	241,078
5,927	Lockheed Martin Corp.	1,400,135
7,534	Masco Corp.	245,910
8,165	Nielsen Holdings PLC	435,929
6,731	Norfolk Southern Corp.	565,808
4,083	Northrop Grumman Corp.	868,332
7,928	PACCAR, Inc.	441,986
3,046	Parker-Hannifin Corp.	349,803
4,118	Pentair PLC	248,068
4,322	Pitney Bowes, Inc.	80,519
3,412	Quanta Services, Inc.*	81,990
6,750	Raytheon Co.	875,273
5,372	Republic Services, Inc.	259,360
2,959	Robert Half International, Inc.	123,065
2,965	Rockwell Automation, Inc.	344,088
2,958	Rockwell Collins, Inc.	261,487
2,283	Roper Technologies, Inc.	390,576
1,205	Ryder System, Inc.	83,892
1,308	Snap-on, Inc.	211,661
14,399	Southwest Airlines Co.	611,670
3,436	Stanley Black & Decker, Inc.	388,886
1,921	Stericycle, Inc.*	188,239
6,122	Textron, Inc.	233,003
9,584	Tyco International PLC	408,470
19,100	Union Pacific Corp.	1,608,029
7,603	United Continental Holdings, Inc.*	342,819
15,572	United Parcel Service, Inc., Class B	1,605,317
2,050	United Rentals, Inc.*	142,824
17,551	United Technologies Corp.	1,765,280
3,489	Verisk Analytics, Inc.*	276,992
1,284	W.W. Grainger, Inc.	293,201
9,356	Waste Management, Inc.	570,248
4,031	Xylem, Inc.	180,024
		41,302,834
	Information Technology — 12.2%

14,171	Accenture PLC, Class A	1,685,924
11,446	Activision Blizzard, Inc.	449,370
11,243	Adobe Systems, Inc.*	1,118,341
3,990	Akamai Technologies, Inc.*	217,774
1,336	Alliance Data Systems Corp.*	296,846
6,604	Alphabet, Inc., Class A*	4,945,405
6,706	Alphabet, Inc., Class C*	4,933,738
6,952	Amphenol Corp., Class A	408,221
6,999	Analog Devices, Inc.	409,442
125,119	Apple, Inc.	12,494,384
25,514	Applied Materials, Inc.	623,052
5,085	Autodesk, Inc.*	296,303
10,325	Automatic Data Processing, Inc.	906,948
8,371	Broadcom Ltd.	1,292,148
6,676	CA, Inc.	215,768
113,553	Cisco Systems, Inc.	3,298,715
3,475	Citrix Systems, Inc.*	295,097

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
13,744	Cognizant Technology Solutions Corp., Class A*	$844,431
25,109	Corning, Inc.	524,527
3,074	CSRA, Inc.	76,143
24,473	eBay, Inc.*	598,610
6,982	Electronic Arts, Inc.*	535,869
43,939	EMC Corp.	1,228,095
1,548	F5 Networks, Inc.*	170,590
51,785	Facebook, Inc., Class A*	6,152,576
6,232	Fidelity National Information Services, Inc.	462,851
1,722	First Solar, Inc.*	85,497
5,028	Fiserv, Inc.*	529,599
3,104	FLIR Systems, Inc.	96,690
3,477	Global Payments, Inc.	270,128
2,811	Harris Corp.	221,422
38,738	Hewlett Packard Enterprise Co.	715,491
38,965	HP, Inc.	521,352
106,599	Intel Corp.	3,367,462
19,948	International Business Machines Corp.	3,066,806
5,794	Intuit, Inc.	617,988
7,944	Juniper Networks, Inc.	185,969
3,515	KLA-Tencor Corp.	256,349
3,585	Lam Research Corp.	296,874
5,398	Linear Technology Corp.	255,433
22,130	MasterCard, Inc., Class A	2,122,267
4,817	Microchip Technology, Inc.	248,943
23,410	Micron Technology, Inc.*	297,775
178,476	Microsoft Corp.	9,459,228
3,579	Motorola Solutions, Inc.	247,917
6,521	NetApp, Inc.	166,481
11,534	NVIDIA Corp.	538,868
71,099	Oracle Corp.	2,858,180
7,252	Paychex, Inc.	393,203
25,104	PayPal Holdings, Inc.*	948,680
2,917	Qorvo, Inc.*	148,679
33,734	QUALCOMM, Inc.	1,852,671
4,123	Red Hat, Inc.*	319,368
14,229	salesforce.com, Inc.*	1,191,110
6,689	Seagate Technology PLC	150,904
4,324	Skyworks Solutions, Inc.	288,670
13,763	Symantec Corp.	238,926
8,344	TE Connectivity Ltd.	500,640
3,003	Teradata Corp.*	85,105
22,684	Texas Instruments, Inc.	1,374,650
3,800	Total System Services, Inc.	204,060
2,171	VeriSign, Inc.*	185,534
43,309	Visa, Inc., Class A	3,418,812
6,337	Western Digital Corp.	294,916
11,329	Western Union Co. (The)	220,349
21,487	Xerox Corp.	214,225
5,763	Xilinx, Inc.	273,109
19,653	Yahoo!, Inc.*	745,635
		83,957,133
	Materials — 1.7%

4,382	Air Products & Chemicals, Inc.	625,048
29,673	Alcoa, Inc.	275,069
2,020	Avery Dennison Corp.	150,248
3,196	Ball Corp.	231,071
5,263	CF Industries Holdings, Inc.	145,574
25,211	Dow Chemical Co. (The)	1,294,837
19,668	E.I. du Pont de Nemours & Co.	1,286,484
3,335	Eastman Chemical Co.	244,656
6,015	Ecolab, Inc.	705,199
3,018	FMC Corp.	143,325
28,248	Freeport-McMoRan, Inc.	312,988
5	Ingevity Corp.*	150
1,799	International Flavors & Fragrances, Inc.	232,071
9,277	International Paper Co.	391,118
7,802	LyondellBasell Industries N.V., Class A	634,771
1,450	Martin Marietta Materials, Inc.	274,108
9,938	Monsanto Co.	1,117,727
7,956	Mosaic Co. (The)	200,730
11,943	Newmont Mining Corp.	387,073
7,174	Nucor Corp.	348,011
3,635	Owens-Illinois, Inc.*	68,701
6,017	PPG Industries, Inc.	647,910
6,426	Praxair, Inc.	705,960
4,420	Sealed Air Corp.	205,265
1,772	Sherwin-Williams Co. (The)	515,811
3,007	Vulcan Materials Co.	351,067
5,730	WestRock Co.	226,965
		11,721,937
	Telecommunication Services — 1.6%

138,803	AT&T, Inc.	5,434,137
12,272	CenturyLink, Inc.	332,817
26,358	Frontier Communications Corp.	136,271
6,520	Level 3 Communications, Inc.*	351,754
91,925	Verizon Communications, Inc.	4,678,983
		10,933,962
	Utilities — 2.0%

14,888	AES Corp.	165,108
2,716	AGL Resources, Inc.	178,713
5,476	Ameren Corp.	271,336
11,084	American Electric Power Co., Inc.	717,467
4,020	American Water Works Co., Inc.	297,882
9,712	CenterPoint Energy, Inc.	218,811
6,258	CMS Energy Corp.	261,710
6,628	Consolidated Edison, Inc.	485,567
13,455	Dominion Resources, Inc.	972,124
4,048	DTE Energy Co.	367,073
15,536	Duke Energy Corp.	1,215,381
7,354	Edison International	526,767
4,031	Entergy Corp.	306,033
7,156	Eversource Energy	395,297
20,762	Exelon Corp.	711,514
9,561	FirstEnergy Corp.	313,696
10,393	NextEra Energy, Inc.	1,248,407
7,217	NiSource, Inc.	172,198
7,108	NRG Energy, Inc.	116,429
11,119	PG&E Corp.	668,029
2,506	Pinnacle West Capital Corp.	184,417
15,204	PPL Corp.	585,962
11,429	Public Service Enterprise Group, Inc.	511,448
3,225	SCANA Corp.	225,460
5,320	Sempra Energy	569,878
20,600	Southern Co. (The)	1,018,464
5,313	TECO Energy, Inc.	146,320
7,126	WEC Energy Group, Inc.	428,558
11,456	Xcel Energy, Inc.	473,935
		13,753,984
	Total Common Stocks (Cost $450,207,612)	412,063,724

Principal Amount
	Repurchase Agreements (a)(b) — 2.8%
$19,191,174	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $19,191,325	19,191,174
	Total Repurchase Agreements (Cost $19,191,174)	19,191,174

	Total Investment Securities (Cost $469,398,786) — 62.6%	431,254,898
	Other assets less liabilities — 37.4%	258,252,778
	Net Assets — 100.0%	$689,507,676

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $257,657,157.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,328,205
Aggregate gross unrealized depreciation	(53,903,703)
Net unrealized depreciation	$(45,575,498)
Federal income tax cost of investments	$476,830,396

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	463	06/17/16	$48,458,738	$1,609,255

Cash collateral in the amount of $2,139,060 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$10,874,045	11/06/17	Bank of America, N.A.	0.44%	SPDR® S&P 500® ETF Trust	$446,661
190,670,857	01/08/18	Bank of America, N.A.	0.54%	S&P 500®	829,878
201,544,902					1,276,539	$(1,276,539)	$—	$—
102,136,593	01/08/18	Citibank, N.A.	0.56%	S&P 500®	1,855,581	(1,855,581)	—	—

20,551,853	01/08/18	Credit Suisse International	0.89%	S&P 500®	2,231,285	—	(2,030,000)	201,285

4,671,598	11/07/16	Deutsche Bank AG	0.49%	SPDR® S&P 500® ETF Trust	321,250
350,632,030	11/06/17	Deutsche Bank AG	0.61%	S&P 500®	73,615,402
355,303,628					73,936,652	—	(73,936,652)	—
8,156,706	11/06/17	Goldman Sachs International	0.47%	SPDR® S&P 500® ETF Trust	44,663
128,842,223	11/06/17	Goldman Sachs International	0.56%	S&P 500®	17,215,394
136,998,929					17,260,057	(17,260,057)	—	—

See accompanying notes to the financial statements.

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
4,445,627	11/06/17	Morgan Stanley & Co. International PLC	0.74%	SPDR® S&P 500® ETF Trust	32,887
344,862,129	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P 500®	75,759,200
349,307,756					75,792,087	(75,792,087)	—	—
250,924,030	11/06/17	Societe Generale	0.49%	S&P 500®	42,564,401	—	(42,564,401)	—
191,177,063	11/06/17	UBS AG	0.54%	S&P 500®	6,717,190	—	(6,717,190)	—
$1,607,944,754					$221,633,792

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 65.5%
	Consumer Discretionary — 7.7%

791	Aaron’s, Inc.	$19,854
822	Abercrombie & Fitch Co., Class A	16,350
745	AMC Networks, Inc., Class A*	47,635
2,034	American Eagle Outfitters, Inc.	31,812
2,089	Ascena Retail Group, Inc.*	15,083
606	Big Lots, Inc.	31,694
699	Brinker International, Inc.	31,434
1,114	Brunswick Corp.	53,327
230	Buffalo Wild Wings, Inc.*	33,440
589	Cabela’s, Inc.*	28,602
54	Cable One, Inc.	26,459
935	CalAtlantic Group, Inc.	34,586
633	Carter’s, Inc.	63,642
552	Cheesecake Factory, Inc. (The)	27,528
1,636	Chico’s FAS, Inc.	17,751
1,291	Cinemark Holdings, Inc.	46,708
293	Cracker Barrel Old Country Store, Inc.	44,384
925	CST Brands, Inc.	35,085
1,828	Dana Holding Corp.	21,973
397	Deckers Outdoor Corp.*	20,878
696	DeVry Education Group, Inc.	12,598
1,102	Dick’s Sporting Goods, Inc.	47,276
610	Domino’s Pizza, Inc.	73,737
874	DreamWorks Animation SKG, Inc., Class A*	35,170
1,122	Dunkin’ Brands Group, Inc.	48,571
507	Fossil Group, Inc.*	14,130
1,281	GameStop Corp., Class A	37,277
3,535	Gentex Corp.	58,610
53	Graham Holdings Co., Class B	26,391
779	Guess?, Inc.	12,285
347	Helen of Troy Ltd.*	35,682
390	HSN, Inc.	20,424
327	International Speedway Corp., Class A	10,817
3,746	J.C. Penney Co., Inc.*	29,181
398	Jack in the Box, Inc.	33,910
595	John Wiley & Sons, Inc., Class A	32,059
1,568	Kate Spade & Co.*	34,276
1,035	KB Home	14,428
1,784	Live Nation Entertainment, Inc.*	43,084
462	Meredith Corp.	22,869
453	Murphy USA, Inc.*	30,799
1,502	New York Times Co. (The), Class A	18,159
45	NVR, Inc.*	77,985
6,047	Office Depot, Inc.*	21,648
281	Panera Bread Co., Class A*	61,581
739	Polaris Industries, Inc.	62,830
515	Pool Corp.	47,159
458	Restoration Hardware Holdings, Inc.*	15,233
2,385	Service Corp. International	65,349
1,599	Skechers U.S.A., Inc., Class A*	49,841
638	Sotheby’s	19,076
764	Tempur Sealy International, Inc.*	44,480
772	Texas Roadhouse, Inc.	34,593
559	Thor Industries, Inc.	36,335
1,283	Time, Inc.	20,361
1,897	Toll Brothers, Inc.*	55,298
1,783	TRI Pointe Group, Inc.*	20,790
618	Tupperware Brands Corp.	34,966
748	Vista Outdoor, Inc.*	37,535
2,678	Wendy’s Co. (The)	27,530
1,012	Williams-Sonoma, Inc.	53,676
		2,126,224
	Consumer Staples — 2.8%

5,329	Avon Products, Inc.	20,783
116	Boston Beer Co., Inc. (The), Class A*	18,026
478	Casey’s General Stores, Inc.	57,460
1,122	Dean Foods Co.	20,510
726	Edgewell Personal Care Co.*	57,666
757	Energizer Holdings, Inc.	35,829
2,286	Flowers Foods, Inc.	42,863
1,262	Hain Celestial Group, Inc. (The)*	62,393
880	Ingredion, Inc.	103,321
238	Lancaster Colony Corp.	28,853
784	Post Holdings, Inc.*	59,592
967	Snyder’s-Lance, Inc.	29,890
1,730	Sprouts Farmers Market, Inc.*	42,835
3,254	SUPERVALU, Inc.*	15,066
220	Tootsie Roll Industries, Inc.	7,874
690	TreeHouse Foods, Inc.*	65,343
616	United Natural Foods, Inc.*	22,952
2,158	WhiteWave Foods Co. (The)*	96,355
		787,611
	Energy — 2.4%

2,803	CONSOL Energy, Inc.	43,054
4,293	Denbury Resources, Inc.	17,215
464	Dril-Quip, Inc.*	28,318
1,188	Energen Corp.	56,572
3,577	Ensco PLC, Class A	35,376
1,506	Gulfport Energy Corp.*	46,294
2,160	HollyFrontier Corp.	57,802
3,446	Nabors Industries Ltd.	32,392
2,976	Noble Corp. PLC	24,820
1,198	Oceaneering International, Inc.	39,606
630	Oil States International, Inc.*	20,702
1,801	Patterson-UTI Energy, Inc.	33,517
2,336	QEP Resources, Inc.	43,520
1,528	Rowan Cos. PLC, Class A	25,869
833	SM Energy Co.	26,256
1,853	Superior Energy Services, Inc.	31,946
826	Western Refining, Inc.	17,544
866	World Fuel Services Corp.	39,810
2,866	WPX Energy, Inc.*	29,491
		650,104
	Financials — 17.5%

563	Alexander & Baldwin, Inc.	21,203
898	Alexandria Real Estate Equities, Inc. (REIT)	87,016
189	Alleghany Corp.*	102,973
1,595	American Campus Communities, Inc. (REIT)	74,997
869	American Financial Group, Inc./OH	63,680
746	Aspen Insurance Holdings Ltd.	35,696
1,832	Associated Banc-Corp	34,240
1,038	BancorpSouth, Inc.	24,798
528	Bank of Hawaii Corp.	37,937
999	Bank of the Ozarks, Inc.	38,871
1,408	Brown & Brown, Inc.	50,772
1,064	Camden Property Trust (REIT)	90,663
1,026	Care Capital Properties, Inc. (REIT)	26,666
906	Cathay General Bancorp	27,923
1,001	CBOE Holdings, Inc.	63,714
2,198	CNO Financial Group, Inc.	44,597
1,018	Commerce Bancshares, Inc./MO	49,811
1,474	Communications Sales & Leasing, Inc. (REIT)	36,821
1,157	Corporate Office Properties Trust (REIT)	31,274

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,435	Corrections Corp. of America (REIT)	$48,216
668	Cullen/Frost Bankers, Inc.	44,689
1,081	DCT Industrial Trust, Inc. (REIT)	46,624
1,713	Douglas Emmett, Inc. (REIT)	58,054
4,233	Duke Realty Corp. (REIT)	100,195
1,761	East West Bancorp, Inc.	67,975
1,404	Eaton Vance Corp.	51,049
777	Education Realty Trust, Inc. (REIT)	33,248
753	Endurance Specialty Holdings Ltd.	51,144
775	EPR Properties (REIT)	55,242
1,110	Equity One, Inc. (REIT)	32,701
523	Everest Re Group Ltd.	93,675
504	FactSet Research Systems, Inc.	80,171
1,157	Federated Investors, Inc., Class B	37,394
1,335	First American Financial Corp.	51,050
2,910	First Horizon National Corp.	42,370
1,424	First Industrial Realty Trust, Inc. (REIT)	35,258
4,342	First Niagara Financial Group, Inc.	47,415
2,029	FirstMerit Corp.	46,018
2,563	FNB Corp./PA	34,319
2,125	Fulton Financial Corp.	30,281
6,093	Genworth Financial, Inc., Class A*	22,544
948	Hancock Holding Co.	26,061
524	Hanover Insurance Group, Inc. (The)	45,420
1,251	Healthcare Realty Trust, Inc. (REIT)	39,769
1,176	Highwoods Properties, Inc. (REIT)	57,224
1,855	Hospitality Properties Trust (REIT)	47,488
678	International Bancshares Corp.	19,011
1,797	Janus Capital Group, Inc.	27,278
552	Jones Lang LaSalle, Inc.	65,059
590	Kemper Corp.	19,063
1,128	Kilroy Realty Corp. (REIT)	71,233
1,005	Lamar Advertising Co., Class A (REIT)	65,375
1,382	LaSalle Hotel Properties (REIT)	31,938
1,789	Liberty Property Trust (REIT)	66,765
1,096	Mack-Cali Realty Corp. (REIT)	28,759
459	MarketAxess Holdings, Inc.	64,232
2,911	Medical Properties Trust, Inc. (REIT)	42,792
446	Mercury General Corp.	23,446
923	Mid-America Apartment Communities, Inc. (REIT)	95,060
1,088	MSCI, Inc.	86,812
1,726	National Retail Properties, Inc. (REIT)	78,240
5,952	New York Community Bancorp, Inc.	93,684
2,983	Old Republic International Corp.	57,154
2,026	Omega Healthcare Investors, Inc. (REIT)	64,670
1,400	PacWest Bancorp	58,352
657	Post Properties, Inc. (REIT)	39,794
498	Potlatch Corp. (REIT)	17,022
588	Primerica, Inc.	32,993
971	PrivateBancorp, Inc.	43,064
804	Prosperity Bancshares, Inc.	43,295
1,567	Raymond James Financial, Inc.	87,862
1,502	Rayonier, Inc. (REIT)	38,947
1,195	Regency Centers Corp. (REIT)	91,537
798	Reinsurance Group of America, Inc.	79,114
528	RenaissanceRe Holdings Ltd.	60,989
1,682	SEI Investments Co.	86,522
2,906	Senior Housing Properties Trust (REIT)	54,284
652	Signature Bank/NY*	88,020
5,217	SLM Corp.*	35,841
556	Sovran Self Storage, Inc. (REIT)	60,198
851	Stifel Financial Corp.*	32,151
632	SVB Financial Group*	69,646
1,546	Synovus Financial Corp.	49,735
1,160	Tanger Factory Outlet Centers, Inc. (REIT)	40,855
737	Taubman Centers, Inc. (REIT)	50,536
2,088	TCF Financial Corp.	30,005
827	Trustmark Corp.	20,493
2,696	Umpqua Holdings Corp.	43,109
1,130	Urban Edge Properties (REIT)	30,340
2,737	Valley National Bancorp	26,084
1,200	W. R. Berkley Corp.	68,436
1,001	Waddell & Reed Financial, Inc., Class A	21,391
1,121	Washington Federal, Inc.	28,014
1,119	Webster Financial Corp.	43,820
1,396	Weingarten Realty Investors (REIT)	52,531
1,386	WisdomTree Investments, Inc.	17,186
2,268	WP Glimcher, Inc. (REIT)	23,179
		4,835,162
	Health Care — 5.8%

478	Abiomed, Inc.*	47,470
980	Akorn, Inc.*	29,292
887	Align Technology, Inc.*	69,922
2,317	Allscripts Healthcare Solutions, Inc.*	31,256
655	Amsurg Corp.*	48,987
255	Bio-Rad Laboratories, Inc., Class A*	37,957
455	Bio-Techne Corp.	49,995
1,204	Catalent, Inc.*	33,857
572	Charles River Laboratories International, Inc.*	49,152
1,380	Community Health Systems, Inc.*	18,547
592	Cooper Cos., Inc. (The)	96,384
570	Halyard Health, Inc.*	17,721
695	Hill-Rom Holdings, Inc.	34,145
1,097	IDEXX Laboratories, Inc.*	96,064
528	LifePoint Health, Inc.*	35,001
520	LivaNova PLC*	25,381
1,148	MEDNAX, Inc.*	78,581
330	Mettler-Toledo International, Inc.*	123,856
502	Molina Healthcare, Inc.*	24,312
767	Owens & Minor, Inc.	28,601
657	PAREXEL International Corp.*	41,319
646	Prestige Brands Holdings, Inc.*	34,910
3	Quorum Health Corp.*	43
1,714	ResMed, Inc.	101,229
1,051	STERIS PLC	72,971
509	Teleflex, Inc.	82,000
1,206	Tenet Healthcare Corp.*	34,902
555	United Therapeutics Corp.*	66,084
988	VCA, Inc.*	64,151
540	WellCare Health Plans, Inc.*	54,767
885	West Pharmaceutical Services, Inc.	66,446
		1,595,303
	Industrials — 9.2%

914	A. O. Smith Corp.	75,222
1,868	AECOM*	59,982
868	AGCO Corp.	45,075
1,250	B/E Aerospace, Inc.	59,550
786	Carlisle Cos., Inc.	81,603
400	CEB, Inc.	25,504
597	CLARCOR, Inc.	35,402
642	Clean Harbors, Inc.*	33,057
1,247	Copart, Inc.*	61,739
606	Crane Co.	34,784
545	Curtiss-Wright Corp.	45,355
599	Deluxe Corp.	39,013
1,510	Donaldson Co., Inc.	50,600
363	Esterline Technologies Corp.*	24,470
1,929	Fortune Brands Home & Security, Inc.	113,174
505	FTI Consulting, Inc.*	21,134

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
515		GATX Corp.	$23,623
697		Genesee & Wyoming, Inc., Class A*	41,869
675		Graco, Inc.	54,182
482		Granite Construction, Inc.	20,692
732		Herman Miller, Inc.	23,175
540		HNI Corp.	24,878
653		Hubbell, Inc.	69,394
573		Huntington Ingalls Industries, Inc.	87,904
929		IDEX Corp.	77,423
1,095		ITT, Inc.	38,884
3,929		JetBlue Airways Corp.*	70,447
1,199		Joy Global, Inc.	20,419
1,740		KBR, Inc.	25,317
975		Kennametal, Inc.	23,868
658		Kirby Corp.*	46,113
646		KLX, Inc.*	21,247
519		Landstar System, Inc.	35,214
487		Lennox International, Inc.	66,889
787		Lincoln Electric Holdings, Inc.	47,362
885		ManpowerGroup, Inc.	70,579
389		MSA Safety, Inc.	19,594
590		MSC Industrial Direct Co., Inc., Class A	44,221
656		Nordson Corp.	57,059
1,313		NOW, Inc.*	22,767
841		Old Dominion Freight Line, Inc.*	54,118
720		Orbital ATK, Inc.	62,662
895		Oshkosh Corp.	41,089
2,555		R.R. Donnelley & Sons Co.	41,621
547		Regal Beloit Corp.	31,250
1,151		Rollins, Inc.	32,711
422		Teledyne Technologies, Inc.*	41,411
1,329		Terex Corp.	28,148
852		Timken Co. (The)	28,329
666		Toro Co. (The)	59,481
1,871		Trinity Industries, Inc.	33,790
604		Triumph Group, Inc.	22,789
279		Valmont Industries, Inc.	38,591
1,125		Wabtec Corp.	87,053
315		Watsco, Inc.	42,282
547		Werner Enterprises, Inc.	13,615
682		Woodward, Inc.	38,833
			2,536,557
		Information Technology — 11.2%

1,303		3D Systems Corp.*	17,447
1,457		ACI Worldwide, Inc.*	30,102
951		Acxiom Corp.*	20,142
7,863		Advanced Micro Devices, Inc.*	35,934
1,079		ANSYS, Inc.*	96,139
2,198		ARRIS International PLC*	52,972
1,113		Arrow Electronics, Inc.*	71,922
1,606		Avnet, Inc.	65,894
514		Belden, Inc.	33,240
1,454		Broadridge Financial Solutions, Inc.	93,332
5,739		Brocade Communications Systems, Inc.	51,995
3,737		Cadence Design Systems, Inc.*	92,379
1,900		CDK Global, Inc.	105,070
1,581		Ciena Corp.*	27,604
1,039		Cognex Corp.	44,750
514		CommVault Systems, Inc.*	23,274
1,690		Computer Sciences Corp.	83,148
576		comScore, Inc.*	18,651
1,182		Convergys Corp.	33,321
1,080		CoreLogic, Inc.*	40,252
1,235		Cree, Inc.*	29,739
3,850		Cypress Semiconductor Corp.	40,925
797		Diebold, Inc.	20,602
388		DST Systems, Inc.	46,917
384		Fair Isaac Corp.	42,789
1,390		Fairchild Semiconductor International, Inc.*	27,619
500		FEI Co.	53,725
1,785		Fortinet, Inc.*	61,065
1,008		Gartner, Inc.*	102,433
1,816		Ingram Micro, Inc., Class A	62,888
1,657		Integrated Device Technology, Inc.*	38,691
428		InterDigital, Inc.	24,952
1,625		Intersil Corp., Class A	21,970
447		IPG Photonics Corp.*	38,612
566		j2 Global, Inc.	37,905
2,332		Jabil Circuit, Inc.	44,495
965		Jack Henry & Associates, Inc.	81,475
2,097		Keysight Technologies, Inc.*	64,231
1,082		Knowles Corp.*	15,819
786		Leidos Holdings, Inc.	38,828
758		Lexmark International, Inc., Class A	28,698
893		Manhattan Associates, Inc.*	58,875
794		MAXIMUS, Inc.	45,774
1,230		Mentor Graphics Corp.	26,371
—	#	Microchip Technology, Inc.	1
1,375		Microsemi Corp.*	46,516
1,235		National Instruments Corp.	35,284
1,529		NCR Corp.*	47,216
1,206		NetScout Systems, Inc.*	29,258
658		NeuStar, Inc., Class A*	15,496
411		Plantronics, Inc.	18,298
1,639		Polycom, Inc.*	19,668
1,402		PTC, Inc.*	50,107
1,363		Rackspace Hosting, Inc.*	34,075
506		Science Applications International Corp.	27,612
473		Silicon Laboratories, Inc.*	23,532
449		Synaptics, Inc.*	30,456
355		SYNNEX Corp.	32,340
1,854		Synopsys, Inc.*	95,796
429		Tech Data Corp.*	32,420
2,501		Teradyne, Inc.	49,545
3,071		Trimble Navigation Ltd.*	78,556
403		Tyler Technologies, Inc.*	61,776
353		Ultimate Software Group, Inc. (The)*	72,181
1,348		VeriFone Systems, Inc.*	35,587
550		ViaSat, Inc.*	37,967
1,659		Vishay Intertechnology, Inc.	21,501
459		WebMD Health Corp.*	30,179
473		WEX, Inc.*	43,639
638		Zebra Technologies Corp., Class A*	33,884
			3,095,856
		Materials — 4.9%

1,374		Albemarle Corp.	107,859
1,333		Allegheny Technologies, Inc.	16,503
769		AptarGroup, Inc.	59,413
774		Ashland, Inc.	87,741
1,159		Bemis Co., Inc.	58,344
763		Cabot Corp.	34,877
573		Carpenter Technology Corp.	18,359
1,423		Commercial Metals Co.	24,433
413		Compass Minerals International, Inc.	32,193
767		Domtar Corp.	29,637
603		Eagle Materials, Inc.	47,227
314		Greif, Inc., Class A	11,260
1,752		Louisiana-Pacific Corp.*	32,027
427		Minerals Technologies, Inc.	24,595
122		NewMarket Corp.	49,410
2,021		Olin Corp.	46,503

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,153	Packaging Corp. of America	$78,669
1,044	PolyOne Corp.	39,119
880	Reliance Steel & Aluminum Co.	65,428
799	Royal Gold, Inc.	44,848
1,626	RPM International, Inc.	81,609
556	Scotts Miracle-Gro Co. (The), Class A	38,642
550	Sensient Technologies Corp.	37,521
495	Silgan Holdings, Inc.	25,314
1,236	Sonoco Products Co.	58,920
2,976	Steel Dynamics, Inc.	73,477
1,790	United States Steel Corp.	25,901
890	Valspar Corp. (The)	96,405
557	Worthington Industries, Inc.	20,809
		1,367,043
	Telecommunication Services — 0.1%

1,157	Telephone & Data Systems, Inc.	33,310

	Utilities — 3.9%

2,777	Alliant Energy Corp.	102,888
2,167	Aqua America, Inc.	70,016
1,249	Atmos Energy Corp.	91,052
627	Black Hills Corp.	37,959
1,886	Great Plains Energy, Inc.	55,033
1,317	Hawaiian Electric Industries, Inc.	43,237
616	IDACORP, Inc.	45,097
2,390	MDU Resources Group, Inc.	54,659
1,038	National Fuel Gas Co.	57,090
1,052	New Jersey Resources Corp.	36,978
2,444	OGE Energy Corp.	73,784
640	ONE Gas, Inc.	37,536
975	PNM Resources, Inc.	32,019
2,142	Questar Corp.	54,000
786	Talen Energy Corp.*	9,039
2,104	UGI Corp.	90,304
1,013	Vectren Corp.	50,326
1,733	Westar Energy, Inc.	97,620
610	WGL Holdings, Inc.	39,790
		1,078,427
	Total Common Stocks (Cost $19,565,532)	18,105,597

Principal Amount
	Repurchase Agreements (a)(b) — 1.2%
$320,619	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $320,621	320,619
	Total Repurchase Agreements (Cost $320,619)	320,619

	Total Investment Securities (Cost $19,886,151) — 66.7%	18,426,216
	Other assets less liabilities — 33.3%	9,215,016
	Net Assets — 100.0%	$27,641,232

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $3,264,876.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,111,225
Aggregate gross unrealized depreciation	(2,685,116)
Net unrealized depreciation	$(1,573,891)
Federal income tax cost of investments	$20,000,107

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	11	06/17/16	$1,639,880	$64,038

Cash collateral in the amount of $68,970 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$11,388,748	01/08/18	Bank of America, N.A.	0.44%	S&P MidCap 400®	$3,327,797	$(3,280,586)	$—	$47,211
14,224,569	01/08/18	Citibank, N.A.	0.61%	S&P MidCap 400®	741,824	(652,536)	—	89,288
68,638	11/06/17	Credit Suisse International	0.74%	S&P MidCap 400®	1,735	—	—	1,735
141,066	11/06/17	Deutsche Bank AG	0.51%	S&P MidCap 400®	1,968
2,442,550	11/06/17	Deutsche Bank AG	0.41%	SPDR® S&P MidCap 400® ETF Trust	364,283
2,583,616					366,251	—	(250,001)	116,250
6,477,362	11/06/17	Goldman Sachs International	0.21%	SPDR® S&P MidCap 400® ETF Trust	968,590
8,324,765	01/08/18	Goldman Sachs International	0.46%	S&P MidCap 400®	852,981
14,802,127					1,821,571	(1,637,033)	—	184,538
135,926	11/06/17	Morgan Stanley & Co. International PLC	0.64%	S&P MidCap 400®	3,511	—	—	3,511
9,328,842	11/06/17	Societe Generale	0.74%	S&P MidCap 400®	1,875,547	—	(1,875,547)	—
10,644,745	11/06/17	UBS AG	0.74%	S&P MidCap 400®	584,465	—	(579,000)	5,465
$63,177,211					$8,722,701

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

May 31, 2016

Shares		Value
	Common Stocks (a)— 59.4%
	Consumer Discretionary — 7.8%

829	1-800-Flowers.com, Inc., Class A*	$6,682
873	2U, Inc.*	24,304
2,307	Abercrombie & Fitch Co., Class A	45,886
704	AMC Entertainment Holdings, Inc., Class A	20,233
2,515	American Axle & Manufacturing Holdings, Inc.*	41,925
5,993	American Eagle Outfitters, Inc.	93,731
540	American Public Education, Inc.*	15,260
283	America’s Car-Mart, Inc.*	6,730
3,130	Apollo Education Group, Inc.*	28,765
430	Arctic Cat, Inc.	6,785
735	Asbury Automotive Group, Inc.*	41,233
5,693	Ascena Retail Group, Inc.*	41,103
441	Ascent Capital Group, Inc., Class A*	8,264
1,064	Barnes & Noble Education, Inc.*	10,108
1,683	Barnes & Noble, Inc.	19,573
357	Bassett Furniture Industries, Inc.	9,964
1,084	Beazer Homes USA, Inc.*	8,509
945	bebe stores, Inc.*	331
3,214	Belmond Ltd., Class A*	30,565
606	Big 5 Sporting Goods Corp.	5,078
1,644	Big Lots, Inc.	85,981
55	Biglari Holdings, Inc.*	22,017
655	BJ’s Restaurants, Inc.*	29,344
712	Black Diamond, Inc.*	2,969
3,874	Bloomin’ Brands, Inc.	73,800
394	Blue Nile, Inc.	10,390
657	Bob Evans Farms, Inc.	29,309
275	Bojangles’, Inc.*	4,812
396	Boot Barn Holdings, Inc.*	3,014
2,647	Boyd Gaming Corp.*	50,055
504	Bravo Brio Restaurant Group, Inc.*	3,740
560	Bridgepoint Education, Inc.*	4,351
1,240	Bright Horizons Family Solutions, Inc.*	80,340
939	Buckle, Inc. (The)	23,221
630	Buffalo Wild Wings, Inc.*	91,596
434	Build-A-Bear Workshop, Inc.*	6,007
2,365	Burlington Stores, Inc.*	142,751
1,534	Caesars Acquisition Co., Class A*	15,248
1,838	Caesars Entertainment Corp.*	13,473
2,552	CalAtlantic Group, Inc.	94,398
1,453	Caleres, Inc.	35,540
2,589	Callaway Golf Co.	26,045
431	Cambium Learning Group, Inc.*	1,987
405	Capella Education Co.	21,250
2,252	Career Education Corp.*	13,242
812	Carmike Cinemas, Inc.*	24,263
505	Carriage Services, Inc.	11,888
1,178	Carrols Restaurant Group, Inc.*	14,277
873	Cato Corp. (The), Class A	33,043
294	Cavco Industries, Inc.*	29,200
2,445	Central European Media Enterprises Ltd., Class A*	6,504
505	Century Communities, Inc.*	9,146
1,618	Cheesecake Factory, Inc. (The)	80,690
2,532	Chegg, Inc.*	12,356
284	Cherokee, Inc.*	4,007
4,435	Chico’s FAS, Inc.	48,120
632	Children’s Place, Inc. (The)	44,543
1,234	Christopher & Banks Corp.*	2,406
422	Churchill Downs, Inc.	52,965
546	Chuy’s Holdings, Inc.*	17,991
516	Citi Trends, Inc.	8,024
1,457	ClubCorp Holdings, Inc.	17,586
237	Collectors Universe, Inc.	4,612
952	Columbia Sportswear Co.	50,618
805	Conn’s, Inc.*	8,944
523	Container Store Group, Inc. (The)*	2,814
1,910	Cooper Tire & Rubber Co.	61,368
450	Cooper-Standard Holding, Inc.*	38,678
766	Core-Mark Holding Co., Inc.	65,585
636	Cracker Barrel Old Country Store, Inc.	96,341
2,422	Crocs, Inc.*	23,832
310	CSS Industries, Inc.	8,289
343	Culp, Inc.	9,429
4,731	Cumulus Media, Inc., Class A*	1,513
36	Daily Journal Corp.*	7,103
5,072	Dana Holding Corp.	60,965
756	Dave & Buster’s Entertainment, Inc.*	29,507
1,084	Deckers Outdoor Corp.*	57,008
783	Del Frisco’s Restaurant Group, Inc.*	12,105
2,555	Denny’s Corp.*	27,415
1,192	Destination XL Group, Inc.*	5,579
2,114	DeVry Education Group, Inc.	38,263
1,382	Diamond Resorts International, Inc.*	31,689
563	DineEquity, Inc.	47,326
887	Dorman Products, Inc.*	48,971
2,519	DreamWorks Animation SKG, Inc., Class A*	101,365
800	Drew Industries, Inc.	61,888
254	Duluth Holdings, Inc., Class B*	6,731
1,962	E.W. Scripps Co. (The), Class A*	33,079
446	El Pollo Loco Holdings, Inc.*	4,964
935	Eldorado Resorts, Inc.*	13,932
103	Empire Resorts, Inc.*	2,007
843	Entercom Communications Corp., Class A	10,706
2,114	Entravision Communications Corp., Class A	15,263
938	Eros International PLC*	13,789
331	Escalade, Inc.	3,763
844	Ethan Allen Interiors, Inc.	28,502
663	Etsy, Inc.*	6,133
1,655	EVINE Live, Inc.*	2,540
2,604	Express, Inc.*	37,862
1,006	Federal-Mogul Holdings Corp.*	8,531
458	Fenix Parts, Inc.*	1,772
890	Fiesta Restaurant Group, Inc.*	22,366
1,401	Finish Line, Inc. (The), Class A	25,400
1,807	Five Below, Inc.*	75,641
195	Flexsteel Industries, Inc.	7,976
167	Fogo De Chao, Inc.*	2,244
562	Fox Factory Holding Corp.*	9,352
1,328	Francesca’s Holdings Corp.*	13,838
1,233	Fred’s, Inc., Class A	18,100
606	FTD Cos., Inc.*	16,507
1,323	G-III Apparel Group Ltd.*	51,756
694	Genesco, Inc.*	44,832
1,191	Gentherm, Inc.*	43,567
1,538	Global Eagle Entertainment, Inc.*	11,151
1,562	Grand Canyon Education, Inc.*	65,229
2,094	Gray Television, Inc.*	24,751
717	Green Brick Partners, Inc.*	5,119
733	Group 1 Automotive, Inc.	45,578
2,054	Guess?, Inc.	32,392
381	Habit Restaurants, Inc. (The), Class A*	6,816
1,600	Harte-Hanks, Inc.	1,582
676	Haverty Furniture Cos., Inc.	12,567
945	Helen of Troy Ltd.*	97,174
335	Hemisphere Media Group, Inc.*	3,655
756	Hibbett Sports, Inc.*	26,112

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
359	Hooker Furniture Corp.	$8,684
601	Horizon Global Corp.*	7,002
4,098	Houghton Mifflin Harcourt Co.*	70,486
3,958	Hovnanian Enterprises, Inc., Class A*	7,520
1,078	HSN, Inc.	56,455
1,584	Iconix Brand Group, Inc.*	12,213
2,004	IMAX Corp.*	66,813
660	Installed Building Products, Inc.*	22,064
926	International Speedway Corp., Class A	30,632
3,730	Interval Leisure Group, Inc.	53,563
525	Intrawest Resorts Holdings, Inc.*	5,707
911	iRobot Corp.*	35,074
733	Isle of Capri Casinos, Inc.*	11,647
458	J Alexander’s Holdings, Inc.*	4,763
1,079	Jack in the Box, Inc.	91,931
546	JAKKS Pacific, Inc.*	4,073
432	Jamba, Inc.*	4,929
168	Johnson Outdoors, Inc., Class A	4,428
1,120	K12, Inc.*	13,294
2,500	KB Home	34,850
524	Kirkland’s, Inc.	6,964
280	Kona Grill, Inc.*	3,531
2,021	Krispy Kreme Doughnuts, Inc.*	43,209
2,931	La Quinta Holdings, Inc.*	34,820
545	Lands’ End, Inc.*	9,140
1,698	La-Z-Boy, Inc.	44,963
464	LGI Homes, Inc.*	12,537
725	Libbey, Inc.	12,390
197	Liberty Tax, Inc.	2,305
2,481	Liberty TripAdvisor Holdings, Inc., Class A*	56,989
3,131	LifeLock, Inc.*	40,922
357	Lifetime Brands, Inc.	5,205
755	Lithia Motors, Inc., Class A	62,167
435	Loral Space & Communications, Inc.*	16,691
898	Lumber Liquidators Holdings, Inc.*	11,764
813	M/I Homes, Inc.*	15,349
592	Malibu Boats, Inc., Class A*	8,051
609	Marcus Corp. (The)	11,815
354	Marine Products Corp.	3,066
846	MarineMax, Inc.*	14,365
779	Marriott Vacations Worldwide Corp.	47,207
680	Mattress Firm Holding Corp.*	22,970
232	MCBC Holdings, Inc.*	3,568
1,296	MDC Holdings, Inc.	30,119
1,441	MDC Partners, Inc., Class A	25,852
3,179	Media General, Inc.*	56,713
1,219	Meredith Corp.	60,341
1,315	Meritage Homes Corp.*	47,984
380	Metaldyne Performance Group, Inc.	6,194
1,589	Modine Manufacturing Co.*	15,890
337	Monarch Casino & Resort, Inc.*	7,117
1,056	Monro Muffler Brake, Inc.	66,475
899	Morgans Hotel Group Co.*	1,969
596	Motorcar Parts of America, Inc.*	17,856
532	Movado Group, Inc.	10,917
137	NACCO Industries, Inc., Class A	7,198
2,039	National CineMedia, Inc.	29,769
1,041	Nautilus, Inc.*	21,476
367	New Home Co., Inc. (The)*	3,718
1,482	New Media Investment Group, Inc.	25,831
4,562	New York Times Co. (The), Class A	55,155
1,038	Nexstar Broadcasting Group, Inc., Class A	55,242
378	Noodles & Co.*	3,546
959	Nutrisystem, Inc.	26,027
340	Ollie’s Bargain Outlet Holdings, Inc.*	8,524
573	Outerwall, Inc.	23,636
398	Overstock.com, Inc.*	6,786
486	Oxford Industries, Inc.	30,798
911	Papa John’s International, Inc.	57,703
302	Papa Murphy’s Holdings, Inc.*	2,265
834	Party City Holdco, Inc.*	11,626
2,648	Penn National Gaming, Inc.*	41,494
1,504	Performance Sports Group Ltd.*	4,888
406	Perry Ellis International, Inc.*	7,860
672	PetMed Express, Inc.	12,654
2,776	Pier 1 Imports, Inc.	15,546
2,008	Pinnacle Entertainment, Inc.*	22,610
515	Planet Fitness, Inc., Class A*	9,198
1,444	Pool Corp.	132,227
768	Popeyes Louisiana Kitchen, Inc.*	44,636
635	Potbelly Corp.*	8,395
549	Reading International, Inc., Class A*	6,873
469	Red Robin Gourmet Burgers, Inc.*	23,783
1,194	Regis Corp.*	15,570
1,759	Rent-A-Center, Inc.	23,166
1,108	Restoration Hardware Holdings, Inc.*	36,852
2,059	Ruby Tuesday, Inc.*	7,989
1,158	Ruth’s Hospitality Group, Inc.	19,234
121	Saga Communications, Inc., Class A	5,006
885	Scholastic Corp.	34,559
1,666	Scientific Games Corp., Class A*	16,310
2,268	SeaWorld Entertainment, Inc.	39,599
1,549	Select Comfort Corp.*	34,729
1,189	Sequential Brands Group, Inc.*	9,583
191	Shake Shack, Inc., Class A*	7,315
498	Shoe Carnival, Inc.	11,592
1,170	Shutterfly, Inc.*	56,511
2,198	Sinclair Broadcast Group, Inc., Class A	69,523
714	Sizmek, Inc.*	1,742
728	Skullcandy, Inc.*	2,832
1,784	Smith & Wesson Holding Corp.*	43,476
988	Sonic Automotive, Inc., Class A	17,646
1,629	Sonic Corp.	48,528
1,739	Sotheby’s	51,996
388	Speedway Motorsports, Inc.	6,716
596	Sportsman’s Warehouse Holdings, Inc.*	5,149
892	Stage Stores, Inc.	4,933
661	Standard Motor Products, Inc.	25,541
973	Stein Mart, Inc.	6,762
1,867	Steven Madden Ltd.*	64,057
929	Stoneridge, Inc.*	15,245
119	Strattec Security Corp.	5,505
364	Strayer Education, Inc.*	17,534
620	Sturm Ruger & Co., Inc.	41,063
736	Superior Industries International, Inc.	19,975
247	Superior Uniform Group, Inc.	4,372
1,603	Tailored Brands, Inc.	22,105
1,078	Taylor Morrison Home Corp., Class A*	16,062
1,918	Tenneco, Inc.*	103,035
2,322	Texas Roadhouse, Inc.	104,049
899	Tile Shop Holdings, Inc.*	16,407
374	Tilly’s, Inc., Class A*	2,207
3,376	Time, Inc.	53,577
700	Tower International, Inc.	15,169
227	Townsquare Media, Inc., Class A*	2,004
5,362	TRI Pointe Group, Inc.*	62,521
873	Tribune Publishing Co.	10,232
1,461	Tuesday Morning Corp.*	9,935
1,861	Tumi Holdings, Inc.*	49,931
493	Unifi, Inc.*	12,389
481	Universal Electronics, Inc.*	31,231
701	Universal Technical Institute, Inc.	2,306

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,206	Vail Resorts, Inc.	$158,288
666	Vera Bradley, Inc.*	10,203
674	Vince Holding Corp.*	3,795
805	Vitamin Shoppe, Inc.*	24,343
658	VOXX International Corp.*	2,178
665	Wayfair, Inc., Class A*	27,385
512	WCI Communities, Inc.*	8,812
916	Weight Watchers International, Inc.*	13,887
596	West Marine, Inc.*	5,471
218	Weyco Group, Inc.	6,008
647	William Lyon Homes, Class A*	10,494
221	Wingstop, Inc.*	6,166
74	Winmark Corp.	7,271
893	Winnebago Industries, Inc.	20,110
3,424	Wolverine World Wide, Inc.	62,351
998	World Wrestling Entertainment, Inc., Class A	17,535
914	ZAGG, Inc.*	4,424
641	Zoe’s Kitchen, Inc.*	23,666
659	Zumiez, Inc.*	9,806
		7,310,374
	Consumer Staples — 2.1%

128	Alico, Inc.	3,898
498	Amplify Snack Brands, Inc.*	6,499
942	Andersons, Inc. (The)	33,705
270	Arcadia Biosciences, Inc.*	408
2,078	B&G Foods, Inc.	89,333
302	Boston Beer Co., Inc. (The), Class A*	46,931
489	Calavo Growers, Inc.	27,682
1,039	Cal-Maine Foods, Inc.	46,235
1,289	Casey’s General Stores, Inc.	154,951
2,209	Castle Brands, Inc.*	1,980
1,403	Central Garden & Pet Co., Class A*	25,577
625	Chefs’ Warehouse, Inc. (The)*	9,487
155	Coca-Cola Bottling Co. Consolidated	19,143
340	Craft Brew Alliance, Inc.*	3,223
5,481	Darling Ingredients, Inc.*	84,133
3,130	Dean Foods Co.	57,216
866	Elizabeth Arden, Inc.*	7,950
257	Farmer Brothers Co.*	7,260
1,105	Fresh Del Monte Produce, Inc.	57,869
689	Freshpet, Inc.*	6,380
2,609	HRG Group, Inc.*	34,256
442	Ingles Markets, Inc., Class A	16,478
563	Inter Parfums, Inc.	16,462
649	Inventure Foods, Inc.*	4,861
494	J&J Snack Foods Corp.	52,117
276	John B. Sanfilippo & Son, Inc.	13,060
614	Lancaster Colony Corp.	74,435
894	Landec Corp.*	10,353
158	Lifeway Foods, Inc.*	1,496
381	Limoneira Co.	6,267
360	Medifast, Inc.	11,488
335	MGP Ingredients, Inc.	10,961
379	National Beverage Corp.*	19,738
298	Natural Grocers by Vitamin Cottage, Inc.*	3,949
242	Natural Health Trends Corp.	7,224
351	Nature’s Sunshine Products, Inc.	3,454
278	Nutraceutical International Corp.*	6,586
163	Oil-Dri Corp. of America	5,299
720	Omega Protein Corp.*	14,213
304	Orchids Paper Products Co.	9,655
553	Performance Food Group Co.*	13,731
2,043	Post Holdings, Inc.*	155,288
646	PriceSmart, Inc.	57,229
382	Revlon, Inc., Class A*	11,911
743	Sanderson Farms, Inc.	66,655
9	Seaboard Corp.*	27,180
248	Seneca Foods Corp., Class A*	7,743
805	Smart & Final Stores, Inc.*	12,775
2,297	Snyder’s-Lance, Inc.	71,000
1,248	SpartanNash Co.	37,078
8,684	SUPERVALU, Inc.*	40,207
706	Synutra International, Inc.*	2,895
637	Tootsie Roll Industries, Inc.	22,798
1,871	TreeHouse Foods, Inc.*	177,184
1,661	United Natural Foods, Inc.*	61,889
749	Universal Corp.	40,970
176	USANA Health Sciences, Inc.*	21,234
2,846	Vector Group Ltd.	61,104
238	Village Super Market, Inc., Class A	6,450
483	WD-40 Co.	53,792
365	Weis Markets, Inc.	18,312
		1,979,637
	Energy — 1.7%

3,854	Abraxas Petroleum Corp.*	4,355
71	Adams Resources & Energy, Inc.	2,754
1,036	Alon USA Energy, Inc.	7,822
1,199	Approach Resources, Inc.*	3,201
2,303	Archrock, Inc.	17,572
595	Ardmore Shipping Corp.	5,641
2,144	Atwood Oceanics, Inc.	22,877
1,414	Basic Energy Services, Inc.*	2,771
1,660	Bill Barrett Corp.*	11,803
1,649	Bonanza Creek Energy, Inc.*	4,337
1,156	Bristow Group, Inc.	15,502
1,871	C&J Energy Services Ltd.*	995
3,919	Callon Petroleum Co.*	44,637
651	CARBO Ceramics, Inc.	8,027
1,934	Carrizo Oil & Gas, Inc.*	74,459
196	Clayton Williams Energy, Inc.*	4,937
2,541	Clean Energy Fuels Corp.*	8,258
2,025	Cloud Peak Energy, Inc.*	3,969
578	Contango Oil & Gas Co.*	6,254
1,903	Delek U.S. Holdings, Inc.	26,223
3,080	DHT Holdings, Inc.	16,817
830	Dorian LPG Ltd.*	7,420
52	Earthstone Energy, Inc.*	692
1,594	Eclipse Resources Corp.*	4,256
1,705	Energy Fuels, Inc.*	3,768
683	Era Group, Inc.*	6,536
460	Erin Energy Corp.*	1,113
816	Evolution Petroleum Corp.	4,561
5,237	EXCO Resources, Inc.*	4,723
1,151	Exterran Corp.*	14,422
2,122	Fairmount Santrol Holdings, Inc.*	11,416
1,968	Forum Energy Technologies, Inc.*	33,023
1,584	Frontline Ltd.	14,066
1,381	GasLog Ltd.	17,193
4,370	Gastar Exploration, Inc.*	4,020
560	Gener8 Maritime, Inc.*	4,049
436	Geospace Technologies Corp.*	7,556
1,259	Green Plains, Inc.	23,367
850	GulfMark Offshore, Inc., Class A*	2,754
2,436	Halcon Resources Corp.*	741
361	Hallador Energy Co.	1,542
3,513	Helix Energy Solutions Group, Inc.*	28,139
1,061	Hornbeck Offshore Services, Inc.*	8,817
840	Independence Contract Drilling, Inc.*	3,360
312	ION Geophysical Corp.*	2,175
30	Isramco, Inc.*	2,796

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
961	Jones Energy, Inc., Class A*	$3,652
4,414	Key Energy Services, Inc.*	1,338
2,652	Matador Resources Co.*	60,253
886	Matrix Service Co.*	14,681
7,915	McDermott International, Inc.*	37,596
422	Natural Gas Services Group, Inc.*	8,554
2,721	Navios Maritime Acquisition Corp.	5,061
2,790	Newpark Resources, Inc.*	12,806
557	Nordic American Offshore Ltd.	2,763
2,958	Nordic American Tankers Ltd.	45,465
237	North Atlantic Drilling Ltd.*	863
2,044	Northern Oil and Gas, Inc.*	8,912
5,992	Oasis Petroleum, Inc.*	60,160
1,711	Oil States International, Inc.*	56,223
1,057	Pacific Ethanol, Inc.*	6,691
548	Panhandle Oil and Gas, Inc., Class A	8,812
531	Par Pacific Holdings, Inc.*	8,124
4,057	Parker Drilling Co.*	8,925
3,728	Parsley Energy, Inc., Class A*	97,189
1,532	PDC Energy, Inc.*	88,933
416	PHI, Inc. (Non-Voting)*	7,114
2,137	Pioneer Energy Services Corp.*	7,629
1,457	Renewable Energy Group, Inc.*	13,419
192	REX American Resources Corp.*	11,217
1,596	Rex Energy Corp.*	1,181
400	RigNet, Inc.*	4,972
1,118	Ring Energy, Inc.*	9,045
2,178	RSP Permian, Inc.*	71,722
1,848	Sanchez Energy Corp.*	14,488
5,932	Scorpio Tankers, Inc.	34,880
569	SEACOR Holdings, Inc.*	32,644
1,456	SemGroup Corp., Class A	46,286
1,967	Ship Finance International Ltd.	31,531
1,897	Stone Energy Corp.*	1,024
6,080	Synergy Resources Corp.*	36,723
3,336	Teekay Tankers Ltd., Class A	11,809
1,293	Tesco Corp.	9,465
2,642	TETRA Technologies, Inc.*	14,452
1,560	Tidewater, Inc.	6,755
857	TransAtlantic Petroleum Ltd.*	798
1,547	Triangle Petroleum Corp.*	240
2,104	U.S. Silica Holdings, Inc.	60,027
1,672	Unit Corp.*	23,358
3,695	Uranium Energy Corp.*	2,882
1,161	W&T Offshore, Inc.*	2,450
2,360	Western Refining, Inc.	50,126
594	Westmoreland Coal Co.*	4,805
		1,553,759
	Financials — 15.8%

543	1st Source Corp.	18,402
2,282	Acadia Realty Trust (REIT)	77,360
241	Access National Corp.	4,948
1,347	Actua Corp.*	13,079
942	AG Mortgage Investment Trust, Inc. (REIT)	13,197
784	Agree Realty Corp. (REIT)	33,375
1,621	Alexander & Baldwin, Inc.	61,047
70	Alexander’s, Inc. (REIT)	25,644
99	Allegiance Bancshares, Inc.*	2,364
24	Altisource Asset Management Corp.*	458
438	Altisource Portfolio Solutions S.A.*	12,233
1,898	Altisource Residential Corp. (REIT)	19,018
1,493	Ambac Financial Group, Inc.*	24,620
1,233	American Assets Trust, Inc. (REIT)	49,332
1,580	American Capital Mortgage Investment Corp. (REIT)	25,011
2,702	American Equity Investment Life Holding Co.	43,799
290	American National Bankshares, Inc.	7,862
1,068	Ameris Bancorp	33,994
630	AMERISAFE, Inc.	38,260
309	Ames National Corp.	7,774
3,282	Anworth Mortgage Asset Corp. (REIT)	15,196
1,938	Apollo Commercial Real Estate Finance, Inc. (REIT)	31,415
1,065	Apollo Residential Mortgage, Inc. (REIT)	14,335
899	Ares Commercial Real Estate Corp. (REIT)	10,770
1,023	Argo Group International Holdings Ltd.	53,845
758	Arlington Asset Investment Corp., Class A	10,081
1,039	Armada Hoffler Properties, Inc. (REIT)	12,572
1,217	ARMOUR Residential REIT, Inc. (REIT)	23,611
372	Arrow Financial Corp.	10,810
908	Ashford Hospitality Prime, Inc. (REIT)	9,825
2,767	Ashford Hospitality Trust, Inc. (REIT)	13,918
36	Ashford, Inc.*	1,886
209	Associated Capital Group, Inc., Class A*	6,260
2,985	Astoria Financial Corp.	47,700
344	Atlas Financial Holdings, Inc.*	6,189
411	AV Homes, Inc.*	5,162
312	Baldwin & Lyons, Inc., Class B	7,313
1,658	Banc of California, Inc.	33,259
242	BancFirst Corp.	15,178
997	Banco Latinoamericano de Comercio Exterior S.A., Class E	26,600
1,118	Bancorp, Inc. (The)*	7,546
3,203	BancorpSouth, Inc.	76,520
1,547	Bank Mutual Corp.	12,546
198	Bank of Marin Bancorp	10,064
2,587	Bank of the Ozarks, Inc.	100,660
576	BankFinancial Corp.	7,321
696	Banner Corp.	30,965
198	Bar Harbor Bankshares	6,671
2,639	BBCN Bancorp, Inc.	42,910
90	BBX Capital Corp., Class A*	1,350
442	Bear State Financial, Inc.*	4,208
2,502	Beneficial Bancorp, Inc.*	34,453
979	Berkshire Hills Bancorp, Inc.	26,903
6,078	BGC Partners, Inc., Class A	56,465
930	Blue Hills Bancorp, Inc.	13,197
625	Bluerock Residential Growth REIT, Inc. (REIT)	7,463
992	BNC Bancorp	23,649
2,037	BofI Holding, Inc.*	38,234
2,755	Boston Private Financial Holdings, Inc.	34,685
494	Bridge Bancorp, Inc.	14,805
2,324	Brookline Bancorp, Inc.	27,028
557	Bryn Mawr Bank Corp.	16,287
269	BSB Bancorp, Inc./MA*	6,179
197	C1 Financial, Inc.*	4,698
591	Calamos Asset Management, Inc., Class A	4,545
247	Camden National Corp.	10,626
700	Capital Bank Financial Corp., Class A	21,588
357	Capital City Bank Group, Inc.	5,534
4,666	Capitol Federal Financial, Inc.	63,364
3,178	Capstead Mortgage Corp. (REIT)	30,699
1,067	Cardinal Financial Corp.	24,221
1,935	CareTrust REIT, Inc. (REIT)	25,910
1,025	Cascade Bancorp*	5,791

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
796	Cash America International, Inc.	$28,871
1,312	CatchMark Timber Trust, Inc., Class A (REIT)	14,183
2,651	Cathay General Bancorp	81,704
2,820	Cedar Realty Trust, Inc. (REIT)	19,148
1,507	CenterState Banks, Inc.	23,841
763	Central Pacific Financial Corp.	18,289
115	Century Bancorp, Inc./MA, Class A	4,913
505	Charter Financial Corp./MD	6,706
1,270	Chatham Lodging Trust (REIT)	27,546
1,118	Chemical Financial Corp.	44,049
1,979	Chesapeake Lodging Trust (REIT)	47,179
405	Citizens & Northern Corp.	8,213
1,628	Citizens, Inc./TX*	12,991
505	City Holding Co.	24,826
796	Clifton Bancorp, Inc.	12,028
478	CNB Financial Corp./PA	8,532
6,169	CNO Financial Group, Inc.	125,169
1,204	CoBiz Financial, Inc.	15,231
673	Cohen & Steers, Inc.	25,971
3,705	Colony Capital, Inc., Class A (REIT)	67,876
1,266	Colony Starwood Homes (REIT)	34,461
1,914	Columbia Banking System, Inc.	58,320
1,418	Community Bank System, Inc.	58,478
519	Community Trust Bancorp, Inc.	18,726
408	CommunityOne Bancorp*	5,459
992	ConnectOne Bancorp, Inc.	15,713
145	Consolidated-Tomoka Land Co.	6,975
395	CorEnergy Infrastructure Trust, Inc. (REIT)	9,500
807	CoreSite Realty Corp. (REIT)	61,211
7,185	Cousins Properties, Inc. (REIT)	77,167
3,505	Cowen Group, Inc., Class A*	11,742
943	Crawford & Co., Class B	8,082
557	CU Bancorp*	12,867
5,829	CubeSmart (REIT)	185,595
887	Customers Bancorp, Inc.*	23,851
3,525	CVB Financial Corp.	61,864
2,427	CyrusOne, Inc. (REIT)	119,675
5,246	CYS Investments, Inc. (REIT)	42,860
2,947	DCT Industrial Trust, Inc. (REIT)	127,104
99	Diamond Hill Investment Group, Inc.	17,846
6,658	DiamondRock Hospitality Co. (REIT)	59,523
1,033	Dime Community Bancshares, Inc.	18,966
268	Donegal Group, Inc., Class A	4,339
2,315	DuPont Fabros Technology, Inc. (REIT)	97,948
1,631	Dynex Capital, Inc. (REIT)	10,911
992	Eagle Bancorp, Inc.*	51,078
454	Easterly Government Properties, Inc. (REIT)	8,499
1,072	EastGroup Properties, Inc. (REIT)	68,640
2,097	Education Realty Trust, Inc. (REIT)	89,731
594	eHealth, Inc.*	8,209
260	EMC Insurance Group, Inc.	6,947
1,058	Employers Holdings, Inc.	31,581
863	Encore Capital Group, Inc.*	23,206
865	Enova International, Inc.*	6,297
301	Enstar Group Ltd.*	46,917
264	Enterprise Bancorp, Inc./MA	6,143
661	Enterprise Financial Services Corp.	18,905
1,897	EPR Properties (REIT)	135,218
74	Equity Bancshares, Inc., Class A*	1,758
2,651	Equity One, Inc. (REIT)	78,098
1,844	Essent Group Ltd.*	40,310
3,210	EverBank Financial Corp.	49,177
1,148	Evercore Partners, Inc., Class A	59,696
1,717	EZCORP, Inc., Class A*	11,641
249	Farmers Capital Bank Corp.	6,770
319	FBL Financial Group, Inc., Class A	20,068
928	FCB Financial Holdings, Inc., Class A*	34,308
329	Federal Agricultural Mortgage Corp., Class C	11,867
470	Federated National Holding Co.	10,143
4,753	FelCor Lodging Trust, Inc. (REIT)	31,417
373	Fidelity & Guaranty Life	8,859
641	Fidelity Southern Corp.	10,487
1	Fidus Investment Corp.	10
193	Fifth Street Asset Management, Inc.	847
1,720	Financial Engines, Inc.	47,541
470	Financial Institutions, Inc.	13,141
3,596	First American Financial Corp.	137,511
356	First Bancorp, Inc./ME	7,173
3,860	First BanCorp./Puerto Rico*	16,251
655	First Bancorp/NC	12,923
1,052	First Busey Corp.	23,344
288	First Business Financial Services, Inc.	7,122
935	First Cash Financial Services, Inc.	40,850
256	First Citizens BancShares, Inc., Class A	66,319
2,951	First Commonwealth Financial Corp.	27,710
524	First Community Bancshares, Inc./VA	11,455
532	First Connecticut Bancorp, Inc./CT	8,629
307	First Defiance Financial Corp.	12,394
2,046	First Financial Bancorp	40,449
2,128	First Financial Bankshares, Inc.	71,309
346	First Financial Corp./IN	12,781
3,876	First Industrial Realty Trust, Inc. (REIT)	95,970
652	First Interstate BancSystem, Inc., Class A	18,888
1,344	First Merchants Corp.	34,823
2,586	First Midwest Bancorp, Inc./IL	48,358
506	First NBC Bank Holding Co.*	9,447
452	First of Long Island Corp. (The)	13,601
1,948	First Potomac Realty Trust (REIT)	17,435
5,500	FirstMerit Corp.	124,740
682	Flagstar Bancorp, Inc.*	16,532
976	Flushing Financial Corp.	20,359
6,728	FNB Corp./PA	90,088
2,383	FNFV Group*	28,644
1,115	Forestar Group, Inc.*	13,648
387	Fox Chase Bancorp, Inc.	7,833
181	Franklin Financial Network, Inc.*	5,611
2,983	Franklin Street Properties Corp. (REIT)	34,036
228	FRP Holdings, Inc.*	6,977
5,861	Fulton Financial Corp.	83,519
1,070	GAIN Capital Holdings, Inc.	7,404
209	GAMCO Investors, Inc., Class A	7,664
2,477	GEO Group, Inc. (The) (REIT)	82,385
496	German American Bancorp, Inc.	15,966
848	Getty Realty Corp. (REIT)	17,147
2,506	Glacier Bancorp, Inc.	68,514
732	Gladstone Commercial Corp. (REIT)	12,173
275	Global Indemnity PLC*	8,283
2,334	Government Properties Income Trust (REIT)	45,746
13,918	Gramercy Property Trust (REIT)	124,288
144	Great Ajax Corp. (REIT)	1,986
348	Great Southern Bancorp, Inc.	13,652
1,473	Great Western Bancorp, Inc.	50,111
473	Green Bancorp, Inc.*	3,931
1,413	Green Dot Corp., Class A*	31,171
971	Greenhill & Co., Inc.	20,022
959	Greenlight Capital Re Ltd., Class A*	19,506
492	Guaranty Bancorp	7,872
469	Hallmark Financial Services, Inc.*	4,582

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,137	Hampton Roads Bankshares, Inc.*	$1,990
2,584	Hancock Holding Co.	71,034
1,059	Hanmi Financial Corp.	25,776
1,270	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	25,819
3,211	Hatteras Financial Corp. (REIT)	51,665
284	HCI Group, Inc.	9,017
3,330	Healthcare Realty Trust, Inc. (REIT)	105,861
627	Heartland Financial USA, Inc.	22,008
806	Heritage Commerce Corp.	8,673
1,003	Heritage Financial Corp./WA	18,315
819	Heritage Insurance Holdings, Inc.	10,778
778	Heritage Oaks Bancorp	6,263
1,527	Hersha Hospitality Trust (REIT)	27,058
1,255	HFF, Inc., Class A	40,411
3,120	Highwoods Properties, Inc. (REIT)	151,819
2,526	Hilltop Holdings, Inc.*	51,631
44	Hingham Institution for Savings	5,891
1,894	Home BancShares, Inc./AR	83,241
814	HomeStreet, Inc.*	16,736
600	HomeTrust Bancshares, Inc.*	11,436
1,365	Horace Mann Educators Corp.	46,492
379	Horizon Bancorp/IN	9,361
401	Houlihan Lokey, Inc.	9,684
2,768	Hudson Pacific Properties, Inc. (REIT)	77,808
1,267	IBERIABANK Corp.	78,554
286	Impac Mortgage Holdings, Inc.*	4,041
234	Independence Holding Co.	3,707
1,069	Independence Realty Trust, Inc. (REIT)	8,338
867	Independent Bank Corp./MA	42,734
716	Independent Bank Corp./MI	10,625
322	Independent Bank Group, Inc.	12,242
380	Infinity Property & Casualty Corp.	29,613
727	InfraREIT, Inc. (REIT)	12,483
1,797	International Bancshares Corp.	50,388
499	INTL. FCStone, Inc.*	13,917
3,761	Invesco Mortgage Capital, Inc. (REIT)	54,083
1,135	Investment Technology Group, Inc.	20,929
10,881	Investors Bancorp, Inc.	130,246
4,067	Investors Real Estate Trust (REIT)	25,297
2,523	iStar, Inc. (REIT)*	25,810
365	James River Group Holdings Ltd.	12,903
4,871	Janus Capital Group, Inc.	73,942
481	JG Wentworth Co. (The), Class A*	279
1,128	KCG Holdings, Inc., Class A*	15,871
3,103	Kearny Financial Corp./MD	40,618
1,443	Kemper Corp.	46,623
3,079	Kennedy-Wilson Holdings, Inc.	65,644
2,773	Kite Realty Group Trust (REIT)	74,511
1,450	Ladder Capital Corp. (REIT)	17,850
3,494	Ladenburg Thalmann Financial Services, Inc.*	9,294
1,326	Lakeland Bancorp, Inc.	15,302
551	Lakeland Financial Corp.	27,038
3,747	LaSalle Hotel Properties (REIT)	86,593
1,579	LegacyTexas Financial Group, Inc.	42,507
208	LendingTree, Inc.*	17,316
6,816	Lexington Realty Trust (REIT)	64,411
159	Live Oak Bancshares, Inc.	2,566
1,245	LTC Properties, Inc. (REIT)	58,042
2,957	Mack-Cali Realty Corp. (REIT)	77,592
1,678	Maiden Holdings Ltd.	22,015
797	MainSource Financial Group, Inc.	17,996
451	Marcus & Millichap, Inc.*	11,464
1,238	MarketAxess Holdings, Inc.	173,246
288	Marlin Business Services Corp.	4,366
2,492	MB Financial, Inc.	90,086
3,894	MBIA, Inc.*	28,037
7,760	Medical Properties Trust, Inc. (REIT)	114,072
199	Medley Management, Inc., Class A	1,208
560	Mercantile Bank Corp.	13,686
165	Merchants Bancshares, Inc./VT	5,034
1,823	Meridian Bancorp, Inc.	27,345
250	Meta Financial Group, Inc.	12,463
11,267	MGIC Investment Corp.*	79,432
261	MidWestOne Financial Group, Inc.	7,598
584	Moelis & Co., Class A	15,569
2,093	Monmouth Real Estate Investment Corp. (REIT)	24,886
5,524	Monogram Residential Trust, Inc. (REIT)	56,013
996	National Bank Holdings Corp., Class A	21,165
231	National Bankshares, Inc.	7,704
200	National Commerce Corp.*	4,622
1,330	National General Holdings Corp.	27,571
1,246	National Health Investors, Inc. (REIT)	87,008
237	National Interstate Corp.	7,368
760	National Storage Affiliates Trust (REIT)	15,846
74	National Western Life Group, Inc., Class A	15,800
1,227	Nationstar Mortgage Holdings, Inc.*	15,657
352	Navigators Group, Inc. (The)*	32,060
1,461	NBT Bancorp, Inc.	42,603
738	Nelnet, Inc., Class A	27,070
7,644	New Residential Investment Corp. (REIT)	103,806
2,724	New Senior Investment Group, Inc. (REIT)	28,248
3,628	New York Mortgage Trust, Inc. (REIT)	21,587
5,389	New York REIT, Inc. (REIT)	49,202
801	NewStar Financial, Inc.*	6,752
629	NexPoint Residential Trust, Inc. (REIT)	8,894
232	Nicolet Bankshares, Inc.*	8,816
1,653	NMI Holdings, Inc., Class A*	10,315
1,556	Northfield Bancorp, Inc.	24,196
3,368	Northwest Bancshares, Inc.	49,880
685	OceanFirst Financial Corp.	12,772
3,564	Ocwen Financial Corp.*	7,057
1,479	OFG Bancorp	13,518
4,423	Old National Bancorp/IN	58,202
978	Old Second Bancorp, Inc.	7,071
817	OM Asset Management PLC	12,402
384	On Deck Capital, Inc.*	1,985
416	One Liberty Properties, Inc. (REIT)	9,427
753	OneBeacon Insurance Group Ltd., Class A	9,804
344	Oppenheimer Holdings, Inc., Class A	5,415
345	Opus Bank	12,993
722	Orchid Island Capital, Inc. (REIT)	7,494
1,460	Oritani Financial Corp.	24,455
647	Pacific Continental Corp.	10,734
906	Pacific Premier Bancorp, Inc.*	22,650
433	Park National Corp.	40,676
1,602	Park Sterling Corp.	11,935
2,808	Parkway Properties, Inc./MD (REIT)	49,000
276	Patriot National, Inc.*	2,084
542	Peapack Gladstone Financial Corp.	10,303
2,384	Pebblebrook Hotel Trust (REIT)	60,124
159	Penns Woods Bancorp, Inc.	6,732
2,293	Pennsylvania Real Estate Investment Trust (REIT)	48,382
439	PennyMac Financial Services, Inc., Class A*	6,045

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,297	PennyMac Mortgage Investment Trust (REIT)	$35,351
610	Peoples Bancorp, Inc./OH	13,170
250	Peoples Financial Services Corp.	9,218
95	People’s Utah Bancorp	1,629
1,474	PHH Corp.*	21,049
4,468	Physicians Realty Trust (REIT)	84,847
763	PICO Holdings, Inc.*	7,065
1,190	Pinnacle Financial Partners, Inc.	58,524
442	Piper Jaffray Cos.*	18,666
1,349	Potlatch Corp. (REIT)	46,109
1,603	PRA Group, Inc.*	44,099
737	Preferred Apartment Communities, Inc., Class A (REIT)	10,252
387	Preferred Bank/CA	12,740
1,604	Primerica, Inc.	90,000
2,608	PrivateBancorp, Inc.	115,665
2,324	Prosperity Bancshares, Inc.	125,147
2,177	Provident Financial Services, Inc.	44,454
647	PS Business Parks, Inc. (REIT)	63,878
417	Pzena Investment Management, Inc., Class A	3,649
387	QCR Holdings, Inc.	10,561
1,082	QTS Realty Trust, Inc., Class A (REIT)	55,907
6,012	Radian Group, Inc.	74,609
3,015	RAIT Financial Trust (REIT)	10,010
2,626	Ramco-Gershenson Properties Trust (REIT)	47,294
391	RE/MAX Holdings, Inc., Class A	15,792
2,563	Redwood Trust, Inc. (REIT)	36,523
333	Regional Management Corp.*	5,684
1,333	Renasant Corp.	45,869
330	Republic Bancorp, Inc./KY, Class A	9,151
488	Resource America, Inc., Class A	4,704
1,052	Resource Capital Corp. (REIT)	13,392
3,300	Retail Opportunity Investments Corp. (REIT)	66,726
2,176	Rexford Industrial Realty, Inc. (REIT)	43,302
1,433	RLI Corp.	94,736
4,154	RLJ Lodging Trust (REIT)	85,115
231	RMR Group, Inc. (The), Class A	6,847
1,214	Rouse Properties, Inc. (REIT)	22,156
1,442	Ryman Hospitality Properties, Inc. (REIT)	70,745
1,154	S&T Bancorp, Inc.	29,854
2,161	Sabra Health Care REIT, Inc. (REIT)	45,251
687	Safeguard Scientifics, Inc.*	9,089
501	Safety Insurance Group, Inc.	29,764
818	Sandy Spring Bancorp, Inc.	24,041
323	Saul Centers, Inc. (REIT)	18,146
790	Seacoast Banking Corp. of Florida*	13,304
2,079	Select Income REIT (REIT)	51,206
1,889	Selective Insurance Group, Inc.	70,176
739	ServisFirst Bancshares, Inc.	38,458
392	Sierra Bancorp	6,770
1,206	Silver Bay Realty Trust Corp. (REIT)	18,862
990	Simmons First National Corp., Class A	47,005
802	South State Corp.	58,167
884	Southside Bancshares, Inc.	26,071
593	Southwest Bancorp, Inc./OK	10,063
1,508	Sovran Self Storage, Inc. (REIT)	163,271
1,829	St. Joe Co. (The)*	31,788
2,160	STAG Industrial, Inc. (REIT)	46,116
497	State Auto Financial Corp.	10,189
1,186	State Bank Financial Corp.	25,784
1,036	State National Cos., Inc.	11,158
3,977	Sterling Bancorp/DE	65,461
761	Stewart Information Services Corp.	28,324
2,252	Stifel Financial Corp.*	85,081
740	Stock Yards Bancorp, Inc.	21,482
369	Stonegate Bank	11,793
483	Stonegate Mortgage Corp.*	1,831
1,446	STORE Capital Corp. (REIT)	36,916
389	Suffolk Bancorp	9,838
2,895	Summit Hotel Properties, Inc. (REIT)	33,872
318	Sun Bancorp, Inc./NJ*	6,599
1,861	Sun Communities, Inc. (REIT)	129,954
6,923	Sunstone Hotel Investors, Inc. (REIT)	83,353
1,688	Talmer Bancorp, Inc., Class A	33,659
456	Tejon Ranch Co.*	10,638
1,427	Terreno Realty Corp. (REIT)	34,162
283	Territorial Bancorp, Inc.	7,446
1,518	Texas Capital Bancshares, Inc.*	77,782
2,800	Third Point Reinsurance Ltd.*	32,760
993	Tiptree Financial, Inc., Class A	5,610
497	Tompkins Financial Corp.	33,070
1,511	Towne Bank/VA	33,015
754	TriCo Bancshares	21,233
706	TriState Capital Holdings, Inc.*	9,178
493	Triumph Bancorp, Inc.*	7,918
542	Trupanion, Inc.*	8,195
3,153	TrustCo Bank Corp./NY	20,715
2,241	Trustmark Corp.	55,532
1,306	UMB Financial Corp.	75,160
784	UMH Properties, Inc. (REIT)	7,793
7,317	Umpqua Holdings Corp.	116,999
1,497	Union Bankshares Corp.	40,629
2,304	United Bankshares, Inc./WV	91,722
1,767	United Community Banks, Inc./GA	35,570
1,630	United Community Financial Corp./OH	9,927
984	United Development Funding IV (REIT)^	787
1,641	United Financial Bancorp, Inc.	21,809
672	United Fire Group, Inc.	27,666
569	United Insurance Holdings Corp.	9,992
415	Universal Health Realty Income Trust (REIT)	22,203
1,062	Universal Insurance Holdings, Inc.	20,645
653	Univest Corp. of Pennsylvania	13,184
2,945	Urban Edge Properties (REIT)	79,073
924	Urstadt Biddle Properties, Inc., Class A (REIT)	19,552
7,714	Valley National Bancorp	73,514
631	Virtu Financial, Inc., Class A	11,238
214	Virtus Investment Partners, Inc.	17,422
878	Walker & Dunlop, Inc.*	21,098
1,180	Walter Investment Management Corp.*	5,865
3,146	Washington Federal, Inc.	78,619
2,443	Washington Real Estate Investment Trust (REIT)	72,386
492	Washington Trust Bancorp, Inc.	18,853
896	Waterstone Financial, Inc.	12,974
3,011	Webster Financial Corp.	117,911
1,275	WesBanco, Inc.	41,642
532	West Bancorp., Inc.	10,012
848	Westamerica Bancorp.	41,255
2,853	Western Alliance Bancorp.*	107,558
1,391	Western Asset Mortgage Capital Corp. (REIT)	12,895
256	Westwood Holdings Group, Inc.	14,674
895	Whitestone REIT (REIT)	12,244
2,341	Wilshire Bancorp, Inc.	26,758
1,573	Wintrust Financial Corp.	83,794
3,785	WisdomTree Investments, Inc.	46,934

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
235	World Acceptance Corp.*	$10,265
1,019	WSFS Financial Corp.	36,144
3,704	Xenia Hotels & Resorts, Inc. (REIT)	59,708
1,431	Yadkin Financial Corp.	37,879
126	ZAIS Group Holdings, Inc.*	223
		14,789,660
	Health Care — 8.5%

264	AAC Holdings, Inc.*	5,679
748	Abaxis, Inc.	34,423
377	Abeona Therapeutics, Inc.*	1,101
1,385	Abiomed, Inc.*	137,544
2,795	ACADIA Pharmaceuticals, Inc.*	99,027
818	Accelerate Diagnostics, Inc.*	10,397
812	Acceleron Pharma, Inc.*	27,779
2,620	Accuray, Inc.*	14,279
966	Aceto Corp.	21,551
3,900	Achillion Pharmaceuticals, Inc.*	36,465
191	Aclaris Therapeutics, Inc.*	3,816
1,419	Acorda Therapeutics, Inc.*	40,371
405	Adamas Pharmaceuticals, Inc.*	6,812
214	Addus HomeCare Corp.*	4,280
205	Adeptus Health, Inc., Class A*	14,658
277	Aduro Biotech, Inc.*	3,404
1,005	Advaxis, Inc.*	9,306
648	Adverum Biotechnologies, Inc.*	2,929
832	Aegerion Pharmaceuticals, Inc.*	1,481
681	Aerie Pharmaceuticals, Inc.*	12,169
507	Affimed N.V.*	1,805
2,534	Agenus, Inc.*	10,694
445	Agile Therapeutics, Inc.*	3,560
369	Aimmune Therapeutics, Inc.*	5,664
1,303	Air Methods Corp.*	44,133
1,063	Akebia Therapeutics, Inc.*	9,471
828	Albany Molecular Research, Inc.*	12,023
897	Alder Biopharmaceuticals, Inc.*	26,973
1,009	Alimera Sciences, Inc.*	1,554
168	Alliance HealthCare Services, Inc.*	1,218
238	Almost Family, Inc.*	9,951
1,144	AMAG Pharmaceuticals, Inc.*	24,527
936	Amedisys, Inc.*	47,614
3,845	Amicus Therapeutics, Inc.*	27,223
1,578	AMN Healthcare Services, Inc.*	58,923
1,054	Amphastar Pharmaceuticals, Inc.*	16,579
1,790	Amsurg Corp.*	133,874
1,359	Anacor Pharmaceuticals, Inc.*	134,949
412	Analogic Corp.	33,784
837	AngioDynamics, Inc.*	10,052
261	ANI Pharmaceuticals, Inc.*	14,133
485	Anika Therapeutics, Inc.*	22,950
5,134	Antares Pharma, Inc.*	4,980
1,315	Anthera Pharmaceuticals, Inc.*	4,839
292	Applied Genetic Technologies Corp.*	5,022
1,763	Aralez Pharmaceuticals, Inc.*	7,052
983	Aratana Therapeutics, Inc.*	7,009
736	Ardelyx, Inc.*	6,734
8,029	Arena Pharmaceuticals, Inc.*	14,533
5,554	ARIAD Pharmaceuticals, Inc.*	49,153
4,679	Array BioPharma, Inc.*	17,640
1,974	Arrowhead Pharmaceuticals, Inc.*	12,101
476	Assembly Biosciences, Inc.*	2,718
414	Asterias Biotherapeutics, Inc.*	1,300
559	Atara Biotherapeutics, Inc.*	10,124
941	AtriCure, Inc.*	13,635
47	Atrion Corp.	18,458
200	aTyr Pharma, Inc.*	662
154	Avexis, Inc.*	6,619
469	Axovant Sciences Ltd.*	6,196
274	Bellicum Pharmaceuticals, Inc.*	3,198
2,406	BioCryst Pharmaceuticals, Inc.*	8,156
1,535	BioDelivery Sciences International, Inc.*	3,454
2,277	BioScrip, Inc.*	6,148
163	BioSpecifics Technologies Corp.*	6,117
897	BioTelemetry, Inc.*	15,626
1,871	BioTime, Inc.*	5,351
311	Blueprint Medicines Corp.*	5,906
388	Calithera Biosciences, Inc.*	2,033
1,039	Cambrex Corp.*	50,818
1,140	Cantel Medical Corp.	75,730
978	Capital Senior Living Corp.*	17,888
659	Cara Therapeutics, Inc.*	4,257
407	Carbylan Therapeutics, Inc.*	448
1,052	Cardiovascular Systems, Inc.*	17,768
1,185	Castlight Health, Inc., Class B*	4,989
149	Catabasis Pharmaceuticals, Inc.*	1,006
2,774	Catalent, Inc.*	78,005
2,499	Catalyst Pharmaceuticals, Inc.*	1,537
3,267	Celldex Therapeutics, Inc.*	14,963
326	Cellular Biomedicine Group, Inc.*	4,756
1,166	Cempra, Inc.*	21,909
2,381	Cepheid, Inc.*	66,692
3,374	Cerus Corp.*	18,759
566	Chemed Corp.	73,812
928	ChemoCentryx, Inc.*	5,002
243	Chiasma, Inc.*	780
1,515	Chimerix, Inc.*	7,424
160	Cidara Therapeutics, Inc.*	1,891
388	Civitas Solutions, Inc.*	8,439
923	Clovis Oncology, Inc.*	15,534
782	Coherus Biosciences, Inc.*	14,584
252	Collegium Pharmaceutical, Inc.*	4,213
375	Computer Programs & Systems, Inc.	15,506
510	Concert Pharmaceuticals, Inc.*	6,788
343	ConforMIS, Inc.*	2,576
916	CONMED Corp.	36,475
220	Connecture, Inc.*	308
2,053	Corcept Therapeutics, Inc.*	12,215
747	Corindus Vascular Robotics, Inc.*	837
353	Corium International, Inc.*	1,479
1,198	CorMedix, Inc.*	3,390
285	CorVel Corp.*	13,720
1,067	Cross Country Healthcare, Inc.*	14,533
846	CryoLife, Inc.	9,771
7,653	CTI BioPharma Corp.*	3,412
3,689	Curis, Inc.*	6,456
429	Cutera, Inc.*	4,496
781	Cynosure, Inc., Class A*	37,299
1,151	Cytokinetics, Inc.*	9,381
254	CytomX Therapeutics, Inc.*	2,743
2,196	CytRx Corp.*	6,566
1,989	Depomed, Inc.*	40,635
516	Dermira, Inc.*	16,378
501	Dicerna Pharmaceuticals, Inc.*	1,864
186	Dimension Therapeutics, Inc.*	1,488
1,269	Diplomat Pharmacy, Inc.*	41,344
4,285	Durect Corp.*	5,013
1,216	Dynavax Technologies Corp.*	20,173
285	Eagle Pharmaceuticals, Inc.*	13,546
279	Edge Therapeutics, Inc.*	2,310
225	Editas Medicine, Inc.*	8,345
1,007	Emergent BioSolutions, Inc.*	44,187
531	Enanta Pharmaceuticals, Inc.*	13,025
218	EndoChoice Holdings, Inc.*	946
1,245	Endocyte, Inc.*	4,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,436	Endologix, Inc.*	$30,864
1,688	Ensign Group, Inc. (The)	33,507
179	Entellus Medical, Inc.*	3,211
1,334	Epizyme, Inc.*	14,754
435	Esperion Therapeutics, Inc.*	7,447
439	Evolent Health, Inc., Class A*	6,726
3,182	Exact Sciences Corp.*	21,128
338	Exactech, Inc.*	8,342
1,371	ExamWorks Group, Inc.*	47,862
7,478	Exelixis, Inc.*	48,532
867	Fibrocell Science, Inc.*	2,003
1,673	FibroGen, Inc.*	31,218
752	Five Prime Therapeutics, Inc.*	34,381
1,433	Five Star Quality Care, Inc.*	2,880
180	Flex Pharma, Inc.*	2,252
461	Flexion Therapeutics, Inc.*	8,040
955	Fluidigm Corp.*	9,397
750	Foamix Pharmaceuticals Ltd.*	5,468
395	Foundation Medicine, Inc.*	7,446
6,027	Galena Biopharma, Inc.*	10,909
1,216	Genesis Healthcare, Inc.*	2,298
1,398	GenMark Diagnostics, Inc.*	10,527
716	Genocea Biosciences, Inc.*	3,365
590	Genomic Health, Inc.*	15,812
5,244	Geron Corp.*	15,522
229	Glaukos Corp.*	5,576
229	Global Blood Therapeutics, Inc.*	5,478
2,277	Globus Medical, Inc., Class A*	55,194
846	Greatbatch, Inc.*	26,700
1,714	Haemonetics Corp.*	47,992
3,518	Halozyme Therapeutics, Inc.*	35,391
1,544	Halyard Health, Inc.*	48,003
1,110	Harvard Bioscience, Inc.*	4,052
1,203	HealthEquity, Inc.*	31,049
3,035	HealthSouth Corp.	122,371
837	HealthStream, Inc.*	19,661
1,030	Healthways, Inc.*	12,360
572	HeartWare International, Inc.*	16,817
970	Heron Therapeutics, Inc.*	20,758
189	Heska Corp.*	6,855
2,787	HMS Holdings Corp.*	46,055
469	ICU Medical, Inc.*	48,771
2,835	Idera Pharmaceuticals, Inc.*	4,479
917	Ignyta, Inc.*	6,222
375	Immune Design Corp.*	4,706
2,859	ImmunoGen, Inc.*	16,125
3,200	Immunomedics, Inc.*	15,488
2,379	Impax Laboratories, Inc.*	81,243
318	Imprivata, Inc.*	4,322
430	INC Research Holdings, Inc., Class A*	18,709
1,627	Infinity Pharmaceuticals, Inc.*	8,623
2,825	Innoviva, Inc.	31,866
522	Inogen, Inc.*	24,920
2,382	Inovio Pharmaceuticals, Inc.*	26,964
2,040	Insmed, Inc.*	24,072
1,883	Insulet Corp.*	56,528
780	Insys Therapeutics, Inc.*	12,207
941	Integra LifeSciences Holdings Corp.*	70,302
546	Intersect ENT, Inc.*	7,169
885	Intra-Cellular Therapies, Inc.*	34,250
1,074	Invacare Corp.	11,492
243	Invitae Corp.*	2,211
1,058	InVivo Therapeutics Holdings Corp.*	7,173
153	Invuity, Inc.*	956
93	iRadimed Corp.*	1,724
4,178	Ironwood Pharmaceuticals, Inc.*	52,183
584	K2M Group Holdings, Inc.*	7,300
766	Karyopharm Therapeutics, Inc.*	7,331
3,437	Keryx Biopharmaceuticals, Inc.*	20,656
2,768	Kindred Healthcare, Inc.	32,856
1,074	Kite Pharma, Inc.*	55,043
457	La Jolla Pharmaceutical Co.*	7,358
318	Landauer, Inc.	12,602
880	Lannett Co., Inc.*	21,463
431	Lantheus Holdings, Inc.*	840
840	LDR Holding Corp.*	17,665
394	LeMaitre Vascular, Inc.	5,504
1,378	Lexicon Pharmaceuticals, Inc.*	19,581
432	LHC Group, Inc.*	18,144
582	Ligand Pharmaceuticals, Inc.*	69,601
1,494	Lion Biotechnologies, Inc.*	8,815
1,472	LivaNova PLC*	71,848
334	Loxo Oncology, Inc.*	9,018
1,427	Luminex Corp.*	29,382
1,045	MacroGenics, Inc.*	26,710
828	Magellan Health, Inc.*	54,855
9,121	MannKind Corp.*	8,665
1,451	Masimo Corp.*	72,173
737	Medgenics, Inc.*	4,201
2,197	Medicines Co. (The)*	82,629
1,834	Medidata Solutions, Inc.*	84,254
1,384	Meridian Bioscience, Inc.	26,960
1,461	Merit Medical Systems, Inc.*	27,423
3,834	Merrimack Pharmaceuticals, Inc.*	25,573
3,604	MiMedx Group, Inc.*	28,363
406	Mirati Therapeutics, Inc.*	7,361
1,303	Molina Healthcare, Inc.*	63,104
2,026	Momenta Pharmaceuticals, Inc.*	23,866
207	MyoKardia, Inc.*	2,559
2,304	Myriad Genetics, Inc.*	78,083
445	NanoString Technologies, Inc.*	6,043
221	NantKwest, Inc.*	1,684
332	Natera, Inc.*	4,578
334	National HealthCare Corp.	20,685
325	National Research Corp., Class A	4,453
1,094	Natus Medical, Inc.*	35,369
5,000	Navidea Biopharmaceuticals, Inc.*	4,150
4,363	Nektar Therapeutics*	67,365
1,229	Neogen Corp.*	60,676
1,776	NeoGenomics, Inc.*	15,931
193	Neos Therapeutics, Inc.*	2,023
2,834	Neurocrine Biosciences, Inc.*	140,708
553	Nevro Corp.*	38,555
690	NewLink Genetics Corp.*	8,094
167	Nivalis Therapeutics, Inc.*	833
1,060	Nobilis Health Corp.*	2,904
1,711	Northwest Biotherapeutics, Inc.*	1,309
8,891	Novavax, Inc.*	54,146
280	Novocure Ltd.*	3,116
1,604	NuVasive, Inc.*	87,209
282	Nuvectra Corp.*	2,538
2,098	NxStage Medical, Inc.*	39,652
498	Ocular Therapeutix, Inc.*	5,976
1,255	Omeros Corp.*	14,684
1,202	Omnicell, Inc.*	38,885
94	Oncocyte Corp.*	400
561	OncoMed Pharmaceuticals, Inc.*	8,308
3,148	Oncothyreon, Inc.*	3,652
786	Ophthotech Corp.*	42,208
1,872	OraSure Technologies, Inc.*	14,377
3,394	Orexigen Therapeutics, Inc.*	1,358
3,017	Organovo Holdings, Inc.*	8,810
623	Orthofix International N.V.*	27,555
633	Osiris Therapeutics, Inc.*	3,168

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
609	Otonomy, Inc.*	$8,946
779	OvaScience, Inc.*	5,757
2,093	Owens & Minor, Inc.	78,048
668	Oxford Immunotec Global PLC*	5,892
2,310	Pacific Biosciences of California, Inc.*	22,268
1,209	Pacira Pharmaceuticals, Inc.*	56,231
404	Paratek Pharmaceuticals, Inc.*	6,533
1,830	PAREXEL International Corp.*	115,089
5,443	PDL BioPharma, Inc.	19,540
153	Penumbra, Inc.*	8,077
7,620	Peregrine Pharmaceuticals, Inc.*	3,214
1,444	Pernix Therapeutics Holdings, Inc.*	635
541	Pfenex, Inc.*	3,765
1,008	PharMerica Corp.*	26,783
579	Phibro Animal Health Corp., Class A	10,995
1,656	Portola Pharmaceuticals, Inc.*	45,507
660	PRA Health Sciences, Inc.*	31,172
340	Press Ganey Holdings, Inc.*	11,570
1,735	Prestige Brands Holdings, Inc.*	93,759
2,310	Progenics Pharmaceuticals, Inc.*	11,608
256	Proteon Therapeutics, Inc.*	1,633
1,120	Prothena Corp. PLC*	54,365
420	Providence Service Corp. (The)*	19,975
1,123	PTC Therapeutics, Inc.*	9,164
1,657	Quality Systems, Inc.	21,060
893	Quidel Corp.*	14,833
1,096	Radius Health, Inc.*	39,741
1,141	RadNet, Inc.*	5,945
2,670	Raptor Pharmaceutical Corp.*	14,765
240	REGENXBIO, Inc.*	2,966
938	Regulus Therapeutics, Inc.*	5,759
1,167	Relypsa, Inc.*	22,290
1,090	Repligen Corp.*	26,116
1,160	Retrophin, Inc.*	20,625
608	Revance Therapeutics, Inc.*	12,464
2,924	Rigel Pharmaceuticals, Inc.*	7,544
1,668	Rockwell Medical, Inc.*	15,996
1,903	RTI Surgical, Inc.*	7,174
516	Sage Therapeutics, Inc.*	16,982
734	Sagent Pharmaceuticals, Inc.*	9,498
2,308	Sangamo BioSciences, Inc.*	15,925
1,485	Sarepta Therapeutics, Inc.*	31,081
1,645	SciClone Pharmaceuticals, Inc.*	23,277
283	SeaSpine Holdings Corp.*	2,824
458	Second Sight Medical Products, Inc.*	1,786
3,483	Select Medical Holdings Corp.*	44,130
3,918	Sequenom, Inc.*	3,996
284	Seres Therapeutics, Inc.*	8,642
268	Sientra, Inc.*	1,560
941	Sorrento Therapeutics, Inc.*	6,549
295	Spark Therapeutics, Inc.*	16,505
1,406	Spectranetics Corp. (The)*	25,758
2,222	Spectrum Pharmaceuticals, Inc.*	16,643
1,289	STAAR Surgical Co.*	6,999
518	Stemline Therapeutics, Inc.*	4,310
2,826	STERIS PLC	196,209
836	Sucampo Pharmaceuticals, Inc., Class A*	9,831
1,139	Supernus Pharmaceuticals, Inc.*	22,222
525	Surgery Partners, Inc.*	7,221
714	Surgical Care Affiliates, Inc.*	31,966
432	SurModics, Inc.*	9,521
3,982	Synergy Pharmaceuticals, Inc.*	14,614
3,015	Synta Pharmaceuticals Corp.*	1,055
355	T2 Biosystems, Inc.*	3,060
586	Tandem Diabetes Care, Inc.*	3,838
2,389	Team Health Holdings, Inc.*	114,600
315	Teladoc, Inc.*	3,600
1,371	Teligent, Inc.*	8,212
772	TESARO, Inc.*	35,744
1,199	Tetraphase Pharmaceuticals, Inc.*	5,336
1,253	TG Therapeutics, Inc.*	9,423
4,771	TherapeuticsMD, Inc.*	42,653
1,188	Theravance Biopharma, Inc.*	27,324
2,119	Threshold Pharmaceuticals, Inc.*	991
86	Tobira Therapeutics, Inc.*	796
315	Tokai Pharmaceuticals, Inc.*	2,284
1,699	TransEnterix, Inc.*	3,109
1,055	Trevena, Inc.*	7,723
744	Triple-S Management Corp., Class B*	17,097
982	Trovagene, Inc.*	5,175
411	U.S. Physical Therapy, Inc.	23,743
1,275	Ultragenyx Pharmaceutical, Inc.*	93,203
460	Unilife Corp.*	1,624
1,653	Universal American Corp.	13,621
124	Utah Medical Products, Inc.	8,115
1,387	Vanda Pharmaceuticals, Inc.*	14,425
573	Vascular Solutions, Inc.*	21,826
447	Veracyte, Inc.*	2,454
1,072	Verastem, Inc.*	1,597
746	Versartis, Inc.*	6,871
564	Vitae Pharmaceuticals, Inc.*	5,657
705	Vital Therapies, Inc.*	5,732
3,444	VIVUS, Inc.*	4,374
853	Vocera Communications, Inc.*	9,852
191	Voyager Therapeutics, Inc.*	2,651
204	vTv Therapeutics, Inc., Class A*	1,216
1,461	WellCare Health Plans, Inc.*	148,175
2,387	West Pharmaceutical Services, Inc.	179,216
2,960	Wright Medical Group N.V.*	57,246
134	XBiotech, Inc.*	2,064
944	Xencor, Inc.*	13,339
1,949	XenoPort, Inc.*	13,818
3,024	XOMA Corp.*	2,072
547	Zafgen, Inc.*	3,862
1,069	Zeltiq Aesthetics, Inc.*	30,424
3,805	ZIOPHARM Oncology, Inc.*	29,641
818	Zogenix, Inc.*	8,246
114	Zynerba Pharmaceuticals, Inc.*	996
		7,955,207
	Industrials — 7.7%

1,358	AAON, Inc.	37,264
1,177	AAR Corp.	28,731
1,857	ABM Industries, Inc.	63,454
1,693	Acacia Research Corp.	8,736
3,646	ACCO Brands Corp.*	36,241
1,290	Accuride Corp.*	2,038
1,976	Actuant Corp., Class A	53,925
1,116	Advanced Drainage Systems, Inc.	27,130
1,408	Advisory Board Co. (The)*	46,225
1,216	Aegion Corp.*	24,308
2,077	Aerojet Rocketdyne Holdings, Inc.*	35,807
654	Aerovironment, Inc.*	18,842
1,751	Air Transport Services Group, Inc.*	22,150
2,070	Aircastle Ltd.	43,760
321	Alamo Group, Inc.	19,786
939	Albany International Corp., Class A	36,931
445	Allegiant Travel Co.	61,864
207	Allied Motion Technologies, Inc.	4,715
876	Altra Industrial Motion Corp.	23,687
666	Ameresco, Inc., Class A*	3,117
292	American Railcar Industries, Inc.	11,587
245	American Science & Engineering, Inc.	7,703

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
426	American Woodmark Corp.*	$34,404
968	Apogee Enterprises, Inc.	43,773
1,332	Applied Industrial Technologies, Inc.	60,206
1,354	ARC Document Solutions, Inc.*	5,741
863	ArcBest Corp.	14,869
430	Argan, Inc.	14,921
629	Astec Industries, Inc.	33,551
731	Astronics Corp.*	28,143
829	Atlas Air Worldwide Holdings, Inc.*	36,343
855	AZZ, Inc.	50,462
1,817	Barnes Group, Inc.	60,670
237	Barrett Business Services, Inc.	8,854
1,646	Beacon Roofing Supply, Inc.*	71,025
169	Blue Bird Corp.*	1,851
1,244	BMC Stock Holdings, Inc.*	24,407
1,585	Brady Corp., Class A	50,387
1,480	Briggs & Stratton Corp.	33,034
1,613	Brink’s Co. (The)	47,019
1,682	Builders FirstSource, Inc.*	19,780
539	CAI International, Inc.*	4,140
1,313	Casella Waste Systems, Inc., Class A*	9,427
1,642	CBIZ, Inc.*	17,340
474	CDI Corp.	3,010
1,110	CEB, Inc.	70,774
964	CECO Environmental Corp.	7,857
907	Celadon Group, Inc.	8,961
1,013	Chart Industries, Inc.*	26,297
569	CIRCOR International, Inc.	31,887
3,560	Civeo Corp.*	7,156
1,664	CLARCOR, Inc.	98,675
666	Columbus McKinnon Corp.	9,977
1,238	Comfort Systems USA, Inc.	39,616
996	Commercial Vehicle Group, Inc.*	3,685
985	Continental Building Products, Inc.*	22,566
389	Covenant Transportation Group, Inc., Class A*	8,301
304	CRA International, Inc.*	7,162
718	Cubic Corp.	29,294
1,477	Curtiss-Wright Corp.	122,916
1,656	Deluxe Corp.	107,855
2,135	DigitalGlobe, Inc.*	44,686
742	Douglas Dynamics, Inc.	16,116
367	Ducommun, Inc.*	6,202
418	DXP Enterprises, Inc.*	5,802
1,040	Dycom Industries, Inc.*	88,286
737	Eagle Bulk Shipping, Inc.*	410
983	Echo Global Logistics, Inc.*	22,275
2,080	EMCOR Group, Inc.	98,904
688	Encore Wire Corp.	26,825
1,475	EnerSys	88,677
595	Engility Holdings, Inc.*	14,000
856	Ennis, Inc.	15,631
915	Enphase Energy, Inc.*	1,912
757	EnPro Industries, Inc.	38,281
865	ESCO Technologies, Inc.	34,834
1,271	Essendant, Inc.	39,134
980	Esterline Technologies Corp.*	66,062
348	ExOne Co. (The)*	3,661
862	Exponent, Inc.	46,470
2,074	Federal Signal Corp.	26,983
1,027	Forward Air Corp.	46,718
346	Franklin Covey Co.*	5,294
1,580	Franklin Electric Co., Inc.	52,740
409	FreightCar America, Inc.	5,894
1,380	FTI Consulting, Inc.*	57,753
801	FuelCell Energy, Inc.*	6,128
663	G&K Services, Inc., Class A	49,698
2,294	Generac Holdings, Inc.*	86,966
1,622	General Cable Corp.	22,157
1,027	Gibraltar Industries, Inc.*	30,687
713	Global Brass & Copper Holdings, Inc.	19,458
2,217	Golden Ocean Group Ltd.*	1,773
632	Gorman-Rupp Co. (The)	19,560
433	GP Strategies Corp.*	10,392
336	Graham Corp.	6,068
1,305	Granite Construction, Inc.	56,024
2,004	Great Lakes Dredge & Dock Corp.*	9,138
876	Greenbrier Cos., Inc. (The)	25,141
1,070	Griffon Corp.	18,030
1,035	H&E Equipment Services, Inc.	19,893
2,657	Harsco Corp.	17,483
1,582	Hawaiian Holdings, Inc.*	64,008
873	HC2 Holdings, Inc.*	3,920
2,371	Healthcare Services Group, Inc.	92,469
1,584	Heartland Express, Inc.	29,272
638	HEICO Corp.	42,459
1,324	HEICO Corp., Class A	73,045
608	Heidrick & Struggles International, Inc.	11,224
417	Heritage-Crystal Clean, Inc.*	4,962
1,979	Herman Miller, Inc.	62,655
1,214	Hill International, Inc.*	5,220
2,088	Hillenbrand, Inc.	65,187
1,476	HNI Corp.	67,999
1,136	Hub Group, Inc., Class A*	45,463
217	Hurco Cos., Inc.	6,994
715	Huron Consulting Group, Inc.*	41,856
315	Hyster-Yale Materials Handling, Inc.	19,313
648	ICF International, Inc.*	26,425
1,232	InnerWorkings, Inc.*	10,620
536	Insperity, Inc.	38,576
612	Insteel Industries, Inc.	16,965
2,192	Interface, Inc.	37,176
970	John Bean Technologies Corp.	58,860
364	Kadant, Inc.	18,113
903	Kaman Corp.	38,567
987	Kelly Services, Inc., Class A	19,562
1,111	KEYW Holding Corp. (The)*	9,910
768	Kforce, Inc.	14,362
1,139	Kimball International, Inc., Class B	13,326
1,750	KLX, Inc.*	57,558
2,075	Knight Transportation, Inc.	54,199
1,619	Knoll, Inc.	40,184
1,672	Korn/Ferry International	48,237
1,501	Kratos Defense & Security Solutions, Inc.*	6,274
345	L.B. Foster Co., Class A	3,978
192	Lawson Products, Inc.*	3,704
369	Lindsay Corp.	26,324
718	LSI Industries, Inc.	8,006
564	Lydall, Inc.*	21,353
794	Marten Transport Ltd.	15,737
1,001	Masonite International Corp.*	69,900
2,215	MasTec, Inc.*	50,945
1,441	Matson, Inc.	48,029
1,093	Matthews International Corp., Class A	59,973
792	McGrath RentCorp	22,596
1,327	Mercury Systems, Inc.*	28,199
3,030	Meritor, Inc.*	26,785
488	Milacron Holdings Corp.*	8,003
376	Miller Industries, Inc.	8,031
556	Mistras Group, Inc.*	13,794
1,520	Mobile Mini, Inc.	52,364
1,217	Moog, Inc., Class A*	65,633
3,417	MRC Global, Inc.*	48,487

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
972	MSA Safety, Inc.	$48,960
1,890	Mueller Industries, Inc.	58,760
5,337	Mueller Water Products, Inc., Class A	58,760
419	Multi-Color Corp.	26,125
605	MYR Group, Inc.*	14,635
161	National Presto Industries, Inc.	14,393
1,600	Navigant Consulting, Inc.*	25,488
2,700	Navios Maritime Holdings, Inc.	2,997
1,692	Navistar International Corp.*	19,035
900	NCI Building Systems, Inc.*	14,490
348	Neff Corp., Class A*	3,226
226	NL Industries, Inc.*	694
890	NN, Inc.	14,827
320	Nortek, Inc.*	15,766
317	Northwest Pipe Co.*	2,948
215	NV5 Global, Inc.*	5,859
96	Omega Flex, Inc.	3,331
1,716	On Assignment, Inc.*	64,642
927	Orion Marine Group, Inc.*	4,329
89	PAM Transportation Services, Inc.*	1,833
291	Park-Ohio Holdings Corp.	8,890
422	Patrick Industries, Inc.*	22,547
5,515	Pendrell Corp.*	3,199
1,584	PGT, Inc.*	16,980
5,753	Plug Power, Inc.*	11,046
715	Ply Gem Holdings, Inc.*	10,754
302	Powell Industries, Inc.	10,751
154	Power Solutions International, Inc.*	2,498
88	Preformed Line Products Co.	3,844
1,286	Primoris Services Corp.	27,675
773	Proto Labs, Inc.*	50,863
953	Quad/Graphics, Inc.	18,307
1,124	Quanex Building Products Corp.	22,390
1	R.R. Donnelley & Sons Co.	10
1,039	Radiant Logistics, Inc.*	3,408
1,254	Raven Industries, Inc.	25,281
776	RBC Bearings, Inc.*	58,122
812	Real Industry, Inc.*	5,501
1,246	Resources Connection, Inc.	19,413
3,378	Rexnord Corp.*	70,060
933	Roadrunner Transportation Systems, Inc.*	7,511
1,704	RPX Corp.*	17,125
1,174	Rush Enterprises, Inc., Class A*	25,851
1,257	Safe Bulkers, Inc.	1,433
832	Saia, Inc.*	21,690
1,482	Scorpio Bulkers, Inc.*	5,884
1,397	Simpson Manufacturing Co., Inc.	55,279
1,714	SkyWest, Inc.	40,450
556	SP Plus Corp.*	12,410
329	Sparton Corp.*	6,386
424	Standex International Corp.	36,748
2,763	Steelcase, Inc., Class A	44,097
754	Sun Hydraulics Corp.	22,070
594	Sunrun, Inc.*	3,766
2,772	Swift Transportation Co.*	43,188
1,103	TAL International Group, Inc.*	15,839
1,773	TASER International, Inc.*	39,662
959	Team, Inc.*	29,077
1,172	Teledyne Technologies, Inc.*	115,008
610	Tennant Co.	32,757
1,999	Tetra Tech, Inc.	61,169
734	Textainer Group Holdings Ltd.	9,777
1,064	Thermon Group Holdings, Inc.*	21,386
1,433	Titan International, Inc.	9,085
575	Titan Machinery, Inc.*	6,135
567	TRC Cos., Inc.*	3,606
990	Trex Co., Inc.*	44,718
1,502	TriMas Corp.*	25,669
1,365	TriNet Group, Inc.*	27,505
1,391	TrueBlue, Inc.*	27,556
1,245	Tutor Perini Corp.*	28,162
277	Twin Disc, Inc.	2,659
709	Ultrapetrol (Bahamas) Ltd.*	220
493	UniFirst Corp.	57,025
1,335	Univar, Inc.*	24,911
667	Universal Forest Products, Inc.	55,988
262	Universal Logistics Holdings, Inc.	3,783
718	US Ecology, Inc.	32,533
295	USA Truck, Inc.*	5,888
349	Vectrus, Inc.*	8,868
270	Veritiv Corp.*	10,498
665	Viad Corp.	21,154
546	Vicor Corp.*	5,547
730	Virgin America, Inc.*	40,865
317	Volt Information Sciences, Inc.*	1,981
138	VSE Corp.	9,275
2,253	Wabash National Corp.*	31,948
1,185	WageWorks, Inc.*	66,419
934	Watts Water Technologies, Inc., Class A	53,752
1,472	Werner Enterprises, Inc.	36,638
2,047	Wesco Aircraft Holdings, Inc.*	28,842
1,731	West Corp.	36,524
2,054	Woodward, Inc.	116,955
365	Xerium Technologies, Inc.*	2,307
2,373	XPO Logistics, Inc.*	69,434
1,087	YRC Worldwide, Inc.*	10,011
		7,240,945
	Information Technology — 10.5%

1,125	A10 Networks, Inc.*	7,268
3,873	ACI Worldwide, Inc.*	80,016
2,593	Acxiom Corp.*	54,920
1,656	ADTRAN, Inc.	32,209
1,357	Advanced Energy Industries, Inc.*	51,797
21,101	Advanced Micro Devices, Inc.*	96,432
813	Aerohive Networks, Inc.*	5,098
509	Agilysys, Inc.*	5,971
267	Alarm.com Holdings, Inc.*	5,660
429	Alliance Fiber Optic Products, Inc.*	7,945
635	Alpha & Omega Semiconductor Ltd.*	8,693
1,039	Ambarella, Inc.*	42,952
586	Amber Road, Inc.*	3,510
827	American Software, Inc., Class A	7,972
3,281	Amkor Technology, Inc.*	20,703
1,453	Angie’s List, Inc.*	12,786
946	Anixter International, Inc.*	56,949
170	Apigee Corp.*	1,841
187	Appfolio, Inc., Class A*	2,618
2,686	Applied Micro Circuits Corp.*	17,674
563	Applied Optoelectronics, Inc.*	5,940
2,832	Aspen Technology, Inc.*	107,956
1,359	AVG Technologies N.V.*	26,120
1,072	Avid Technology, Inc.*	6,378
1,533	AVX Corp.	21,171
3,766	Axcelis Technologies, Inc.*	10,168
480	Badger Meter, Inc.	36,000
1,915	Bankrate, Inc.*	17,407
268	Barracuda Networks, Inc.*	4,612
2,024	Bazaarvoice, Inc.*	7,529
344	Bel Fuse, Inc., Class B	6,220
1,415	Belden, Inc.	91,508
1,636	Benchmark Electronics, Inc.*	33,914
262	Benefitfocus, Inc.*	9,618

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
510	Black Box Corp.	$6,401
1,555	Blackbaud, Inc.	97,452
1,801	Blackhawk Network Holdings, Inc.*	61,990
1,357	Blucora, Inc.*	12,186
1,358	Bottomline Technologies (de), Inc.*	34,031
451	Box, Inc., Class A*	5,665
1,079	Brightcove, Inc.*	7,229
967	BroadSoft, Inc.*	42,161
3	Brocade Communications Systems, Inc.	23
2,239	Brooks Automation, Inc.	24,584
820	Cabot Microelectronics Corp.	35,375
802	CACI International, Inc., Class A*	80,818
1,202	CalAmp Corp.*	18,066
1,378	Calix, Inc.*	9,315
1,834	Callidus Software, Inc.*	34,039
601	Carbonite, Inc.*	5,553
1,489	Cardtronics, Inc.*	58,503
636	Care.com, Inc.*	5,679
451	Cascade Microtech, Inc.*	9,327
381	Cass Information Systems, Inc.	18,307
1,835	Cavium, Inc.*	91,291
684	CEVA, Inc.*	18,495
719	ChannelAdvisor Corp.*	8,916
2,615	Ciber, Inc.*	3,243
4,094	Ciena Corp.*	71,481
1,088	Cimpress N.V.*	108,985
2,104	Cirrus Logic, Inc.*	75,744
374	Clearfield, Inc.*	6,773
791	Coherent, Inc.*	74,844
859	Cohu, Inc.	10,136
1,500	CommVault Systems, Inc.*	67,920
1,626	comScore, Inc.*	52,650
539	Comtech Telecommunications Corp.	12,419
691	Control4 Corp.*	5,424
3,279	Convergys Corp.	92,435
1,789	Cornerstone OnDemand, Inc.*	71,578
572	CPI Card Group, Inc.	2,380
1,354	Cray, Inc.*	45,115
1,086	CSG Systems International, Inc.	46,166
1,101	CTS Corp.	19,686
776	Cvent, Inc.*	27,789
1,275	Daktronics, Inc.	10,162
642	Datalink Corp.*	5,181
1,108	Demandware, Inc.*	53,173
1,393	DHI Group, Inc.*	9,821
2,151	Diebold, Inc.	55,603
827	Digi International, Inc.*	9,130
270	Digimarc Corp.*	7,468
1,868	Digital Turbine, Inc.*	1,943
1,244	Diodes, Inc.*	23,959
742	DSP Group, Inc.*	7,769
587	DTS, Inc.*	15,174
3,420	EarthLink Holdings Corp.	22,435
582	Eastman Kodak Co.*	7,630
838	Ebix, Inc.	37,903
553	Electro Rent Corp.	7,244
1,555	Electronics For Imaging, Inc.*	68,156
975	Ellie Mae, Inc.*	82,592
649	EMCORE Corp.*	3,673
2,062	Endurance International Group Holdings, Inc.*	19,424
898	EnerNOC, Inc.*	5,927
4,652	Entegris, Inc.*	66,338
1,285	Envestnet, Inc.*	43,420
1,622	EPAM Systems, Inc.*	124,099
1,073	Epiq Systems, Inc.	16,342
186	ePlus, Inc.*	16,281
1,721	Euronet Worldwide, Inc.*	137,353
2,183	Everi Holdings, Inc.*	3,122
2,182	EVERTEC, Inc.	33,406
716	Everyday Health, Inc.*	4,819
1,305	Exar Corp.*	8,913
1,105	ExlService Holdings, Inc.*	57,239
3,319	Extreme Networks, Inc.*	12,247
1,175	Fabrinet*	41,712
1,030	Fair Isaac Corp.	114,773
3,862	Fairchild Semiconductor International, Inc.*	76,738
577	FARO Technologies, Inc.*	20,420
1,379	FEI Co.	148,174
3,447	Finisar Corp.*	57,979
787	Five9, Inc.*	8,020
1,268	Fleetmatics Group PLC*	51,861
1,910	FormFactor, Inc.*	13,695
333	Forrester Research, Inc.	12,258
955	Gigamon, Inc.*	29,748
507	Globant S.A.*	20,351
3,992	Glu Mobile, Inc.*	9,541
1,864	Gogo, Inc.*	20,951
2,494	GrubHub, Inc.*	63,821
811	GTT Communications, Inc.*	15,198
632	Guidance Software, Inc.*	3,508
2,327	Guidewire Software, Inc.*	136,595
794	Hackett Group, Inc. (The)	11,608
2,522	Harmonic, Inc.*	7,213
314	Hortonworks, Inc.*	3,668
659	HubSpot, Inc.*	31,474
1,740	II-VI, Inc.*	35,461
1,012	Imation Corp.*	1,781
929	Immersion Corp.*	5,946
930	Imperva, Inc.*	35,507
2,040	inContact, Inc.*	28,315
4,415	Infinera Corp.*	57,881
1,985	Infoblox, Inc.*	37,338
1,340	Inphi Corp.*	41,795
1,218	Insight Enterprises, Inc.*	33,057
168	Instructure, Inc.*	2,915
4,491	Integrated Device Technology, Inc.*	104,865
574	Interactive Intelligence Group, Inc.*	23,666
1,196	InterDigital, Inc.	69,727
1,823	Internap Corp.*	3,956
4,373	Intersil Corp., Class A	59,123
1,333	Intralinks Holdings, Inc.*	10,451
2,570	InvenSense, Inc.*	15,883
1,276	Itron, Inc.*	56,208
2,011	Ixia*	20,432
823	IXYS Corp.	8,979
1,599	j2 Global, Inc.	107,085
1,548	Jive Software, Inc.*	5,882
968	Kimball Electronics, Inc.*	10,909
2,895	Knowles Corp.*	42,325
2,206	Kopin Corp.*	4,743
533	KVH Industries, Inc.*	4,515
3,875	Lattice Semiconductor Corp.*	22,553
2,019	Limelight Networks, Inc.*	2,948
2,134	Lionbridge Technologies, Inc.*	9,283
799	Liquidity Services, Inc.*	5,353
749	Littelfuse, Inc.	85,783
1,893	LivePerson, Inc.*	13,213
817	LogMeIn, Inc.*	50,058
609	Luxoft Holding, Inc.*	39,548
778	M/A-COM Technology Solutions Holdings, Inc.*	28,008
2,448	Manhattan Associates, Inc.*	161,397

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
804	ManTech International Corp., Class A	$28,888
1,080	Marchex, Inc., Class B*	3,596
1,046	Marin Software, Inc.*	2,469
1,213	Marketo, Inc.*	42,734
2,186	MAXIMUS, Inc.	126,023
1,823	MaxLinear, Inc., Class A*	37,773
59	MaxPoint Interactive, Inc.*	618
3,055	Mentor Graphics Corp.	65,499
96	Mesa Laboratories, Inc.	9,468
1,272	Methode Electronics, Inc.	37,537
3,603	Microsemi Corp.*	121,889
308	MicroStrategy, Inc., Class A*	57,454
237	MINDBODY, Inc., Class A*	3,173
1,771	MKS Instruments, Inc.	72,576
1,363	MobileIron, Inc.*	4,498
694	Model N, Inc.*	8,536
1,252	ModusLink Global Solutions, Inc.*	1,728
971	MoneyGram International, Inc.*	6,302
1,311	Monolithic Power Systems, Inc.	89,581
1,328	Monotype Imaging Holdings, Inc.	31,713
3,019	Monster Worldwide, Inc.*	8,000
494	MTS Systems Corp.	23,613
302	Multi-Fineline Electronix, Inc.*	6,680
796	Nanometrics, Inc.*	14,822
979	NeoPhotonics Corp.*	8,821
1,066	NETGEAR, Inc.*	47,970
3,053	NetScout Systems, Inc.*	74,066
1,837	NeuStar, Inc., Class A*	43,261
191	New Relic, Inc.*	5,761
2,174	NIC, Inc.	43,154
1,815	Nimble Storage, Inc.*	16,208
1,141	Novanta, Inc.*	17,469
1,250	Novatel Wireless, Inc.*	1,775
161	NVE Corp.	9,092
3,244	Oclaro, Inc.*	16,252
867	OPOWER, Inc.*	8,921
657	OSI Systems, Inc.*	35,005
353	Park City Group, Inc.*	3,262
676	Park Electrochemical Corp.	11,059
1,047	Paycom Software, Inc.*	42,341
514	Paylocity Holding Corp.*	18,869
355	PC Connection, Inc.	8,161
896	PDF Solutions, Inc.*	13,180
1,186	Pegasystems, Inc.	31,275
1,175	Perficient, Inc.*	24,616
431	PFSweb, Inc.*	5,377
2,204	Photronics, Inc.*	21,158
1,102	Plantronics, Inc.	49,061
1,115	Plexus Corp.*	48,971
4,480	Polycom, Inc.*	53,760
976	Power Integrations, Inc.	48,693
1,678	Progress Software Corp.*	44,182
1,376	Proofpoint, Inc.*	80,661
793	PROS Holdings, Inc.*	11,094
954	Pure Storage, Inc., Class A*	11,238
682	Q2 Holdings, Inc.*	17,036
339	QAD, Inc., Class A	6,370
3,030	Qlik Technologies, Inc.*	86,961
2,748	QLogic Corp.*	38,087
824	Qualys, Inc.*	25,701
7,146	Quantum Corp.*	2,728
1,180	QuinStreet, Inc.*	4,366
2,025	Quotient Technology, Inc.*	22,599
3,831	Rambus, Inc.*	46,355
266	Rapid7, Inc.*	3,418
769	RealNetworks, Inc.*	3,307
1,751	RealPage, Inc.*	38,084
283	Reis, Inc.	6,628
1,164	RetailMeNot, Inc.*	8,404
1,777	RingCentral, Inc., Class A*	35,078
876	Rocket Fuel, Inc.*	2,251
934	Rofin-Sinar Technologies, Inc.*	29,841
618	Rogers Corp.*	41,078
2,742	Rovi Corp.*	46,093
852	Rubicon Project, Inc. (The)*	12,482
1,059	Rudolph Technologies, Inc.*	15,461
2,443	Sanmina Corp.*	65,448
792	Sapiens International Corp. N.V.	9,623
888	ScanSource, Inc.*	34,081
1,527	Science Applications International Corp.	83,328
915	SciQuest, Inc.*	16,141
1,166	Seachange International, Inc.*	3,859
2,202	Semtech Corp.*	51,835
1,953	ServiceSource International, Inc.*	7,265
2,141	ShoreTel, Inc.*	14,131
651	Shutterstock, Inc.*	27,316
1,174	Sigma Designs, Inc.*	8,488
1,155	Silicon Graphics International Corp.*	6,075
1,417	Silicon Laboratories, Inc.*	70,496
1,209	Silver Spring Networks, Inc.*	15,777
1,640	Sonus Networks, Inc.*	15,022
548	SPS Commerce, Inc.*	29,866
473	Stamps.com, Inc.*	43,038
1,689	Stratasys Ltd.*	38,543
1,223	Super Micro Computer, Inc.*	32,092
1,293	Sykes Enterprises, Inc.*	38,557
1,222	Synaptics, Inc.*	82,888
1,286	Synchronoss Technologies, Inc.*	45,357
954	SYNNEX Corp.	86,909
1,041	Syntel, Inc.*	47,969
375	Systemax, Inc.*	3,409
2,807	Take-Two Interactive Software, Inc.*	109,220
1,294	Tangoe, Inc.*	10,365
1,216	Tech Data Corp.*	91,893
649	TechTarget, Inc.*	5,211
990	Telenav, Inc.*	4,613
540	TeleTech Holdings, Inc.	14,742
1,626	Tessera Technologies, Inc.	52,471
657	Textura Corp.*	17,082
3,221	TiVo, Inc.*	32,049
3,502	Travelport Worldwide Ltd.	46,366
231	Travelzoo, Inc.*	1,871
1,623	TrueCar, Inc.*	12,319
1,958	TTM Technologies, Inc.*	15,331
545	TubeMogul, Inc.*	6,763
1,117	Tyler Technologies, Inc.*	171,225
958	Ubiquiti Networks, Inc.*	38,186
1,049	Ultra Clean Holdings, Inc.*	5,979
916	Ultratech, Inc.*	20,894
1,656	Unisys Corp.*	13,977
487	United Online, Inc.*	5,323
1,334	Universal Display Corp.*	89,578
313	Varonis Systems, Inc.*	7,612
974	VASCO Data Security International, Inc.*	16,100
1,340	Veeco Instruments, Inc.*	23,839
2,035	Verint Systems, Inc.*	67,135
1,417	ViaSat, Inc.*	97,816
3,014	Violin Memory, Inc.*	1,711
1,589	VirnetX Holding Corp.*	7,723
984	Virtusa Corp.*	34,666
4,493	Vishay Intertechnology, Inc.	58,229
418	Vishay Precision Group, Inc.*	5,647
1,454	Web.com Group, Inc.*	24,674

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,254	WebMD Health Corp.*	$82,451
621	Wix.com Ltd.*	17,177
243	Workiva, Inc.*	3,353
256	Xactly Corp.*	2,524
1,810	Xcerra Corp.*	11,819
877	XO Group, Inc.*	14,848
753	Xura, Inc.*	18,689
1,874	Zendesk, Inc.*	45,894
1,811	Zix Corp.*	7,280
		9,856,239
	Materials — 2.4%

972	A. Schulman, Inc.	24,601
131	AEP Industries, Inc.	7,861
7,901	AK Steel Holding Corp.*	33,816
966	American Vanguard Corp.*	12,655
2,330	Axiall Corp.	54,266
1,031	Balchem Corp.	61,808
3,961	Berry Plastics Group, Inc.*	155,152
1,311	Boise Cascade Co.*	30,101
1,748	Calgon Carbon Corp.	26,010
1,554	Carpenter Technology Corp.	49,790
1,635	Century Aluminum Co.*	10,562
229	Chase Corp.	13,451
2,228	Chemtura Corp.*	59,443
590	Clearwater Paper Corp.*	36,940
5,975	Cliffs Natural Resources, Inc.*	25,573
4,510	Coeur Mining, Inc.*	33,960
3,839	Commercial Metals Co.	65,916
254	Core Molding Technologies, Inc.*	3,203
365	Deltic Timber Corp.	23,499
2,300	Ferro Corp.*	31,809
2,155	Ferroglobe PLC	19,654
1,774	Flotek Industries, Inc.*	20,862
810	FutureFuel Corp.	9,015
1,022	Greif, Inc., Class A	36,649
1,673	H.B. Fuller Co.	76,389
87	Handy & Harman Ltd.*	2,175
352	Hawkins, Inc.	13,735
413	Haynes International, Inc.	11,903
2,446	Headwaters, Inc.*	46,450
12,285	Hecla Mining Co.	49,877
652	Innophos Holdings, Inc.	24,998
804	Innospec, Inc.	39,042
1,863	Intrepid Potash, Inc.*	2,366
569	Kaiser Aluminum Corp.	48,769
2,825	KapStone Paper and Packaging Corp.	43,081
321	KMG Chemicals, Inc.	6,895
681	Koppers Holdings, Inc.*	17,236
1,039	Kraton Performance Polymers, Inc.*	28,250
695	Kronos Worldwide, Inc.	4,066
4,726	Louisiana-Pacific Corp.*	86,391
655	LSB Industries, Inc.*	8,613
668	Materion Corp.	16,159
1,152	Minerals Technologies, Inc.	66,355
629	Multi Packaging Solutions International Ltd.*	9,951
809	Myers Industries, Inc.	11,561
555	Neenah Paper, Inc.	38,511
5,473	Olin Corp.	125,934
302	Olympic Steel, Inc.	7,160
1,554	OMNOVA Solutions, Inc.*	10,707
1,435	P. H. Glatfelter Co.	29,418
2,788	PolyOne Corp.	104,466
442	Quaker Chemical Corp.	38,193
1,349	Rayonier Advanced Materials, Inc.	17,483
761	Rentech, Inc.*	1,918
363	Ryerson Holding Corp.*	5,057
878	Schnitzer Steel Industries, Inc., Class A	14,127
1,011	Schweitzer-Mauduit International, Inc.	34,778
1,453	Senomyx, Inc.*	4,112
1,550	Sensient Technologies Corp.	105,741
640	Stepan Co.	36,922
4,004	Stillwater Mining Co.*	40,521
1,167	Summit Materials, Inc., Class A*	25,382
2,164	SunCoke Energy, Inc.	13,092
2,656	TerraVia Holdings, Inc.*	6,587
1,324	TimkenSteel Corp.	11,863
670	Trecora Resources*	7,538
831	Tredegar Corp.	13,504
380	Trinseo S.A.*	17,894
2,110	Tronox Ltd., Class A	9,769
66	United States Lime & Minerals, Inc.	3,530
484	US Concrete, Inc.*	31,044
634	Valhi, Inc.	1,268
1,593	Worthington Industries, Inc.	59,515
		2,276,892
	Telecommunication Services — 0.5%

2,924	8x8, Inc.*	37,339
340	Atlantic Tele-Network, Inc.	25,327
1,215	Boingo Wireless, Inc.*	8,991
6,956	Cincinnati Bell, Inc.*	27,685
1,528	Cogent Communications Holdings, Inc.	60,845
1,676	Consolidated Communications Holdings, Inc.	41,196
692	FairPoint Communications, Inc.*	9,377
1,098	General Communication, Inc., Class A*	17,118
15,794	Globalstar, Inc.*	34,431
380	Hawaiian Telcom Holdco, Inc.*	7,748
555	IDT Corp., Class B	8,253
1,113	Inteliquent, Inc.	18,609
1,020	Intelsat S.A.*	3,295
2,725	Iridium Communications, Inc.*	23,789
755	Lumos Networks Corp.*	9,717
1,983	ORBCOMM, Inc.*	18,640
431	pdvWireless, Inc.*	10,400
1,604	Shenandoah Telecommunications Co.	51,312
685	Spok Holdings, Inc.	12,015
310	Straight Path Communications, Inc., Class B*	9,923
6,159	Vonage Holdings Corp.*	28,393
3,195	Windstream Holdings, Inc.	26,806
		491,209
	Utilities — 2.4%

1,627	Abengoa Yield PLC	29,254
1,617	ALLETE, Inc.	93,366
1,253	American States Water Co.	48,942
260	Artesian Resources Corp., Class A	7,332
4,044	Atlantic Power Corp.	9,503
2,066	Avista Corp.	83,095
1,698	Black Hills Corp.	102,797
1,588	California Water Service Group	46,290
505	Chesapeake Utilities Corp.	29,133
370	Connecticut Water Service, Inc.	17,845
489	Consolidated Water Co. Ltd.	6,558
3,999	Dynegy, Inc.*	75,341
1,340	El Paso Electric Co.	59,844
1,446	Empire District Electric Co. (The)	48,441
415	Genie Energy Ltd., Class B*	3,137
1,670	IDACORP, Inc.	122,261
1,150	MGE Energy, Inc.	58,317
535	Middlesex Water Co.	19,768

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,839	New Jersey Resources Corp.	$99,791
907	Northwest Natural Gas Co.	49,794
1,560	NorthWestern Corp.	90,418
1,145	NRG Yield, Inc., Class A	16,603
2,083	NRG Yield, Inc., Class C	32,203
1,745	ONE Gas, Inc.	102,344
1,234	Ormat Technologies, Inc.	53,815
1,243	Otter Tail Corp.	36,768
1,850	Pattern Energy Group, Inc.	40,293
2,613	Piedmont Natural Gas Co., Inc.	156,937
2,642	PNM Resources, Inc.	86,763
2,945	Portland General Electric Co.	121,275
525	SJW Corp.	18,107
2,636	South Jersey Industries, Inc.	76,154
1,554	Southwest Gas Corp.	107,894
100	Spark Energy, Inc., Class A	3,009
1,514	Spire, Inc.	96,260
2,768	Talen Energy Corp.*	31,832
1,426	TerraForm Global, Inc., Class A	3,964
463	Unitil Corp.	18,344
685	Vivint Solar, Inc.*	2,459
1,650	WGL Holdings, Inc.	107,630
427	York Water Co. (The)	11,529
		2,225,410
	Total Common Stocks (Cost $56,752,446)	55,679,332

No. of Rights
	Rights — 0.0% ‡
4,673	Dyax Corp. (CVR)*^(c)	5,187
3,034	Leap Wireless International, Inc. (CVR)*^(c)	7,645
363	Omthera Pharmaceuticals, Inc. (CVR), at $4.70*^(c)	—
368	Second Sight Medical Products, Inc. *^(c)	36
	Total Rights (Cost $—)	12,868

Principal Amount
	Repurchase Agreements (a)(b) — 2.7%
$2,564,167	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,564,188	2,564,167
	Total Repurchase Agreements (Cost $2,564,167)	2,564,167

	Total Investment Securities (Cost $59,316,613) — 62.1%	58,256,367
	Other assets less liabilities — 37.9%	35,563,922
	Net Assets — 100.0%	$93,820,289

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $13,655 or 0.01% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $14,361,350.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	Security has been deemed illiquid at May 31, 2016.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,724,770
Aggregate gross unrealized depreciation	(5,239,086)
Net unrealized depreciation	$(1,514,316)
Federal income tax cost of investments	$59,770,683

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	119	06/17/16	$13,719,510	$491,322

Cash collateral in the amount of $642,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2016.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$39,257,124	01/08/18	Bank of America, N.A.	0.14%	Russell 2000® Index	$2,261,606	$(2,187,221)	$—	$74,385
71,830,213	11/06/17	Citibank, N.A.	0.21%	Russell 2000® Index	5,494,118	(5,413,902)	(2,790)	77,426
17,949,475	01/08/18	Credit Suisse International	0.19%	Russell 2000® Index	1,243,453	—	(940,000)	303,453
3,682,945	11/07/16	Deutsche Bank AG	0.01%	iShares® Russell 2000 ETF	2,889,150
11,226,057	11/06/17	Deutsche Bank AG	0.21%	Russell 2000® Index	1,910,710
14,909,002					4,799,860	—	(4,549,950)	249,910
344,310	11/06/17	Goldman Sachs International	(0.34)%	iShares® Russell 2000 ETF	(11,407)
24,701,372	01/08/18	Goldman Sachs International	0.16%	Russell 2000® Index	2,222,080
25,045,682					2,210,673	(2,148,428)	—	62,245
1,271,396	11/07/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® Russell 2000 ETF	5,625,834
2,842,608	01/08/18	Morgan Stanley & Co. International PLC	0.19%	Russell 2000® Index	375,389
4,114,004					6,001,223	(6,001,223)	—	—
12,350,883	11/06/17	Societe Generale	0.44%	Russell 2000® Index	2,110,621	—	(2,010,000)	100,621
26,617,665	11/07/16	UBS AG	0.29%	Russell 2000® Index	9,976,225	—	(9,885,000)	91,225
$212,074,048					$34,097,779

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2016

Ultra Financials

Shares		Value
	Common Stocks (a) — 81.0%
	Banks — 24.0%

21,255	Associated Banc-Corp	$397,256
12,042	BancorpSouth, Inc.	287,683
1,466,005	Bank of America Corp.	21,682,214
6,120	Bank of Hawaii Corp.	439,722
11,589	Bank of the Ozarks, Inc.	450,928
14,698	BankUnited, Inc.	486,504
115,277	BB&T Corp.	4,192,624
2,980	BOK Financial Corp.	189,945
10,510	Cathay General Bancorp	323,918
24,253	CIT Group, Inc.	830,908
418,566	Citigroup, Inc.	19,492,619
74,937	Citizens Financial Group, Inc.	1,764,766
24,829	Comerica, Inc.	1,169,446
11,812	Commerce Bancshares, Inc./MO	577,961
7,744	Cullen/Frost Bankers, Inc.	518,074
20,431	East West Bancorp, Inc.	788,637
111,201	Fifth Third Bancorp	2,098,363
9,374	First Financial Bankshares, Inc.	314,123
33,755	First Horizon National Corp.	491,473
50,372	First Niagara Financial Group, Inc.	550,062
20,243	First Republic Bank/CA	1,465,796
23,533	FirstMerit Corp.	533,728
29,736	FNB Corp./PA	398,165
24,651	Fulton Financial Corp.	351,277
10,802	Glacier Bancorp, Inc.	295,327
11,003	Hancock Holding Co.	302,472
112,875	Huntington Bancshares, Inc./OH	1,179,544
4,789	IBERIABANK Corp.	296,918
7,863	International Bancshares Corp.	220,478
50,950	Investors Bancorp, Inc.	609,871
521,094	JPMorgan Chase & Co.	34,011,805
118,637	KeyCorp	1,520,926
22,588	M&T Bank Corp.	2,699,266
9,754	MB Financial, Inc.	352,607
16,245	PacWest Bancorp	677,092
44,075	People’s United Financial, Inc.	699,911
71,146	PNC Financial Services Group, Inc. (The)	6,384,642
14,712	Popular, Inc.	461,074
11,268	PrivateBancorp, Inc.	499,736
9,325	Prosperity Bancshares, Inc.	502,151
182,842	Regions Financial Corp.	1,797,337
7,563	Signature Bank/NY*	1,021,005
71,699	SunTrust Banks, Inc.	3,141,850
7,328	SVB Financial Group*	807,546
17,935	Synovus Financial Corp.	576,969
24,224	TCF Financial Corp.	348,099
6,515	Texas Capital Bancshares, Inc.*	333,829
9,599	Trustmark Corp.	237,863
231,860	U.S. Bancorp	9,928,245
5,977	UMB Financial Corp.	343,976
31,278	Umpqua Holdings Corp.	500,135
9,194	United Bankshares, Inc./WV	366,013
31,749	Valley National Bancorp	302,568
12,980	Webster Financial Corp.	508,297
655,908	Wells Fargo & Co.	33,267,654
12,927	Western Alliance Bancorp.*	487,348
6,876	Wintrust Financial Corp.	366,285
29,035	Zions Bancorp.	813,561
		165,658,592
	Capital Markets — 8.3%

7,666	Affiliated Managers Group, Inc.*	1,330,204
23,990	Ameriprise Financial, Inc.	2,439,063
152,739	Bank of New York Mellon Corp. (The)	6,424,202
17,923	BlackRock, Inc.	6,521,284
170,611	Charles Schwab Corp. (The)	5,217,284
40,138	E*TRADE Financial Corp.*	1,119,449
16,288	Eaton Vance Corp.	592,232
13,417	Federated Investors, Inc., Class B	433,637
7,349	Financial Engines, Inc.	203,126
53,010	Franklin Resources, Inc.	1,979,923
55,767	Goldman Sachs Group, Inc. (The)	8,893,721
59,122	Invesco Ltd.	1,856,431
20,851	Janus Capital Group, Inc.	316,518
15,292	Legg Mason, Inc.	527,574
10,859	LPL Financial Holdings, Inc.	302,858
216,896	Morgan Stanley	5,936,444
30,560	Northern Trust Corp.	2,264,496
27,501	NorthStar Asset Management Group, Inc./NY	344,038
18,178	Raymond James Financial, Inc.	1,019,240
19,517	SEI Investments Co.	1,003,954
56,793	State Street Corp.	3,581,367
9,869	Stifel Financial Corp.*	372,851
35,236	T. Rowe Price Group, Inc.	2,715,286
38,100	TD Ameritrade Holding Corp.	1,244,727
11,608	Waddell & Reed Financial, Inc., Class A	248,063
16,074	WisdomTree Investments, Inc.	199,318
		57,087,290
	Consumer Finance — 3.3%

62,242	Ally Financial, Inc.*	1,116,621
116,342	American Express Co.	7,650,650
74,876	Capital One Financial Corp.	5,483,918
58,807	Discover Financial Services	3,340,826
29,506	LendingClub Corp.*	140,449
48,672	Navient Corp.	667,293
6,562	PRA Group, Inc.*	180,521
15,244	Santander Consumer USA Holdings, Inc.*	196,038
60,527	SLM Corp.*	415,820
118,385	Synchrony Financial*	3,693,612
		22,885,748
	Diversified Financial Services — 8.5%

266,001	Berkshire Hathaway, Inc., Class B*	37,383,783
11,613	CBOE Holdings, Inc.	739,168
48,047	CME Group, Inc.	4,703,321
5,848	FactSet Research Systems, Inc.	930,241
9,756	FNFV Group*	117,267
16,879	Intercontinental Exchange, Inc.	4,576,235
5,327	MarketAxess Holdings, Inc.	745,460
24,074	Moody’s Corp.	2,374,659
12,623	MSCI, Inc.	1,007,189
16,288	Nasdaq, Inc.	1,075,171
37,667	S&P Global, Inc.	4,211,547
29,570	Voya Financial, Inc.	971,670
		58,835,711
	Insurance — 13.1%

59,631	Aflac, Inc.	4,141,969
2,193	Alleghany Corp.*	1,194,812
12,908	Allied World Assurance Co. Holdings AG	478,629
53,710	Allstate Corp. (The)	3,625,962
10,081	American Financial Group, Inc./OH	738,736
163,196	American International Group, Inc.	9,445,785
11,483	AmTrust Financial Services, Inc.	304,529
38,346	Aon PLC	4,190,067
17,410	Arch Capital Group Ltd.*	1,265,011
25,134	Arthur J. Gallagher & Co.	1,214,726
8,658	Aspen Insurance Holdings Ltd.	414,285
9,197	Assurant, Inc.	803,726
20,065	Assured Guaranty Ltd.	539,548
13,686	Axis Capital Holdings Ltd.	754,783
16,335	Brown & Brown, Inc.	589,040
65,430	Chubb Ltd.	8,284,092

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
20,999		Cincinnati Financial Corp.	$1,451,031
25,498		CNO Financial Group, Inc.	517,354
8,741		Endurance Specialty Holdings Ltd.	593,689
3,410		Erie Indemnity Co., Class A	333,839
6,062		Everest Re Group Ltd.	1,085,765
15,488		First American Financial Corp.	592,261
39,401		FNF Group	1,377,065
70,680		Genworth Financial, Inc., Class A*	261,516
6,079		Hanover Insurance Group, Inc. (The)	526,928
56,319		Hartford Financial Services Group, Inc. (The)	2,543,929
6,850		Kemper Corp.	221,324
34,210		Lincoln National Corp.	1,568,529
38,023		Loews Corp.	1,539,171
1,981		Markel Corp.*	1,887,893
74,002		Marsh & McLennan Cos., Inc.	4,889,312
5,169		Mercury General Corp.	271,734
155,702		MetLife, Inc.	7,092,226
34,601		Old Republic International Corp.	662,955
6,824		Primerica, Inc.	382,895
38,506		Principal Financial Group, Inc.	1,715,827
7,536		ProAssurance Corp.	395,565
82,961		Progressive Corp. (The)	2,762,601
63,322		Prudential Financial, Inc.	5,018,269
9,259		Reinsurance Group of America, Inc.	917,937
6,126		RenaissanceRe Holdings Ltd.	707,614
5,383		RLI Corp.	355,870
16,012		Torchmark Corp.	986,820
41,880		Travelers Cos., Inc. (The)	4,780,183
33,912		Unum Group	1,252,031
11,631		Validus Holdings Ltd.	566,313
13,924		W. R. Berkley Corp.	794,086
719		White Mountains Insurance Group Ltd.	579,068
19,617		Willis Towers Watson PLC	2,511,368
41,428		XL Group PLC	1,423,052
			90,551,720
		IT Services — 5.3%

139,214		MasterCard, Inc., Class A	13,350,622
272,473		Visa, Inc., Class A	21,509,019
71,260		Western Union Co. (The)	1,386,007
			36,245,648
		Real Estate Investment Trusts — 17.7%

10,418		Alexandria Real Estate Equities, Inc.	1,009,504
18,500		American Campus Communities, Inc.	869,870
49,188		American Capital Agency Corp.	929,161
25,994		American Homes 4 Rent, Class A	476,730
60,184		American Tower Corp.	6,366,263
134,571		Annaly Capital Management, Inc.	1,423,761
22,234		Apartment Investment & Management Co., Class A	948,280
22,166		Apple Hospitality REIT, Inc.	404,086
2		ARMOUR Residential REIT, Inc.	39
19,451		AvalonBay Communities, Inc.	3,498,846
13,234		Blackstone Mortgage Trust, Inc., Class A	373,066
21,807		Boston Properties, Inc.	2,739,613
24,874		Brandywine Realty Trust	392,760
29,241		Brixmor Property Group, Inc.	738,335
12,342		Camden Property Trust	1,051,662
11,898		Care Capital Properties, Inc.	309,229
21,544		CBL & Associates Properties, Inc.	207,253
26,836		Chimera Investment Corp.	402,272
15,936		Colony Capital, Inc., Class A	291,948
—	#	Colony Starwood Homes	11
17,657		Columbia Property Trust, Inc.	364,087
17,095		Communications Sales & Leasing, Inc.	427,033
13,421		Corporate Office Properties Trust	362,770
16,646		Corrections Corp. of America	559,306
28,519		Cousins Properties, Inc.	306,294
47,388		Crown Castle International Corp.	4,303,304
24,495		CubeSmart	779,921
21,979		CYS Investments, Inc.	179,568
12,540		DCT Industrial Trust, Inc.	540,850
43,187		DDR Corp.	743,248
28,501		DiamondRock Hospitality Co.	254,799
20,778		Digital Realty Trust, Inc.	1,983,260
19,873		Douglas Emmett, Inc.	673,496
49,110		Duke Realty Corp.	1,162,434
10,440		DuPont Fabros Technology, Inc.	441,716
4,566		EastGroup Properties, Inc.	292,361
8,988		EPR Properties	640,665
9,782		Equinix, Inc.	3,541,084
17,939		Equity Commonwealth*	518,258
11,370		Equity LifeStyle Properties, Inc.	833,421
51,842		Equity Residential	3,587,985
9,287		Essex Property Trust, Inc.	2,110,285
17,755		Extra Space Storage, Inc.	1,650,682
9,892		Federal Realty Investment Trust	1,515,355
30,789		Forest City Realty Trust, Inc., Class A	702,297
7,646		Four Corners Property Trust, Inc.	148,638
25,844		Gaming and Leisure Properties, Inc.	850,526
82,685		General Growth Properties, Inc.	2,221,746
10,472		GEO Group, Inc. (The)	348,299
13,739		Hatteras Financial Corp.	221,060
66,095		HCP, Inc.	2,172,543
14,511		Healthcare Realty Trust, Inc.	461,305
19,289		Healthcare Trust of America, Inc., Class A	582,142
13,645		Highwoods Properties, Inc.	663,966
21,516		Hospitality Properties Trust	550,810
106,806		Host Hotels & Resorts, Inc.	1,644,812
16,099		Invesco Mortgage Capital, Inc.	231,504
34,235		Iron Mountain, Inc.	1,257,794
13,090		Kilroy Realty Corp.	826,633
58,738		Kimco Realty Corp.	1,655,237
11,842		Kite Realty Group Trust	318,195
11,654		Lamar Advertising Co., Class A	758,093
16,034		LaSalle Hotel Properties	370,546
30,057		Lexington Realty Trust	284,039
20,759		Liberty Property Trust	774,726
18,000		Macerich Co. (The)	1,373,760
12,720		Mack-Cali Realty Corp.	333,773
33,769		Medical Properties Trust, Inc.	496,404
52,593		MFA Financial, Inc.	379,196
10,710		Mid-America Apartment Communities, Inc.	1,103,023
20,025		National Retail Properties, Inc.	907,733
32,720		New Residential Investment Corp.	444,338
8,945		NorthStar Realty Europe Corp.	100,631
26,829		NorthStar Realty Finance Corp.	362,191
23,505		Omega Healthcare Investors, Inc.	750,280
19,533		Outfront Media, Inc.	434,414
23,791		Paramount Group, Inc.	389,697
10,202		Pebblebrook Hotel Trust	257,294
20,659		Piedmont Office Realty Trust, Inc., Class A	414,213
7,617		Post Properties, Inc.	461,362
5,776		Potlatch Corp.	197,424
74,506		Prologis, Inc.	3,541,270
20,910		Public Storage	5,305,076
17,426		Rayonier, Inc.	451,856
35,554		Realty Income Corp.	2,136,440
10,968		Redwood Trust, Inc.	156,294
13,858		Regency Centers Corp.	1,061,523

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33,687	Retail Properties of America, Inc., Class A	$533,939
17,850	RLJ Lodging Trust	365,746
7,281	Ryman Hospitality Properties, Inc.	357,206
33,716	Senior Housing Properties Trust	629,815
43,930	Simon Property Group, Inc.	8,682,325
14,206	SL Green Realty Corp.	1,439,920
6,446	Sovran Self Storage, Inc.	697,908
67,462	Spirit Realty Capital, Inc.	772,440
33,744	Starwood Property Trust, Inc.	695,801
9,057	Sun Communities, Inc.	632,450
30,580	Sunstone Hotel Investors, Inc.	368,183
13,459	Tanger Factory Outlet Centers, Inc.	474,026
8,552	Taubman Centers, Inc.	586,411
51,688	Two Harbors Investment Corp.	438,314
37,927	UDR, Inc.	1,366,510
13,110	Urban Edge Properties	352,003
47,714	Ventas, Inc.	3,164,870
128,484	VEREIT, Inc.	1,232,162
25,167	Vornado Realty Trust	2,403,952
10,357	Washington Real Estate Investment Trust	306,878
16,190	Weingarten Realty Investors	609,230
50,422	Welltower, Inc.	3,474,580
106,068	Weyerhaeuser Co.	3,341,142
13,785	WP Carey, Inc.	883,756
26,310	WP Glimcher, Inc.	268,888
15,855	Xenia Hotels & Resorts, Inc.	255,583
		122,642,012
	Real Estate Management & Development — 0.5%

6,533	Alexander & Baldwin, Inc.	246,033
41,286	CBRE Group, Inc., Class A*	1,232,387
5,075	Howard Hughes Corp. (The)*	554,494
6,401	Jones Lang LaSalle, Inc.	754,422
20,829	Realogy Holdings Corp.*	683,191
1	RMR Group, Inc. (The), Class A	30
10,749	St. Joe Co. (The)*	186,818
		3,657,375
	Thrifts & Mortgage Finance — 0.3%

17,912	Capitol Federal Financial, Inc.	243,245
48,224	MGIC Investment Corp.*	339,979
69,052	New York Community Bancorp, Inc.	1,086,879
29,371	Radian Group, Inc.	364,494
13,000	Washington Federal, Inc.	324,870
		2,359,467
	Total Common Stocks (Cost $502,673,274)	559,923,563

	Master Limited Partnership (a) — 0.1%
	Capital Markets — 0.1%

18,424	Lazard Ltd., Class A	648,156

	Total Master Limited Partnership (Cost $1,002,129)	648,156

Principal Amount
	U.S. Government & Agency Securities (a) — 15.8%
	U.S. Treasury Bills
$31,000,000	0.00%, due 07/14/16	30,988,892
28,000,000	0.00%, due 08/04/16	27,986,868
21,000,000	0.00%, due 08/11/16	20,988,912
4,500,000	0.00%, due 08/25/16	4,496,967
12,000,000	0.00%, due 09/15/16	11,988,924
13,000,000	0.00%, due 09/22/16	12,986,896
	Total U.S. Government & Agency Securities (Cost $109,443,385)	109,437,459

	Repurchase Agreements (a)(b) — 5.3%
36,666,099	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $36,666,388	36,666,099
	Total Repurchase Agreements (Cost $36,666,099)	36,666,099

	Total Investment Securities (Cost $649,784,887) — 102.2%	706,675,277
	Liabilities in excess of other assets — (2.2%)	(15,485,286)
	Net Assets — 100.0%	$691,189,991

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $177,239,028.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,290,526
Aggregate gross unrealized depreciation	(25,819,473)
Net unrealized appreciation	$55,471,053
Federal income tax cost of investments	$651,204,224

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$35,196,407	11/06/17	Bank of America, N.A.	0.69%	Dow Jones U.S. FinancialsSM Index	$(3,023,556)
140,860,193	11/06/17	Bank of America, N.A.	0.38%	iShares® U.S. Financials ETF	3,341,382
176,056,600					317,826	$(317,826)	$—	$—
42,018,123	11/06/17	Citibank, N.A.	1.11%	Dow Jones U.S. FinancialsSM Index	(839,114)	380,842	458,272	—

20,505,879	11/06/17	Credit Suisse International	0.89%	Dow Jones U.S. FinancialsSM Index	(984,942)	867,045	117,897	—

402,699,504	11/06/17	Deutsche Bank AG	0.56%	Dow Jones U.S. FinancialsSM Index	19,513,108	—	(19,513,108)	—

27,321,080	01/08/18	Goldman Sachs International	0.91%	Dow Jones U.S. FinancialsSM Index	3,441,754	(3,441,754)	—	—

25,102,598	11/06/17	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Financials ETF	(2,043,889)
34,709,638	11/06/17	Morgan Stanley & Co. International PLC	0.84%	Dow Jones U.S. FinancialsSM Index	(2,027,895)
59,812,236					(4,071,784)	3,679,099	392,685	—
82,758,033	11/06/17	Societe Generale	0.94%	Dow Jones U.S. FinancialsSM Index	(7,281,764)	6,985,940	295,824	—

13,570,269	11/06/17	UBS AG	0.69%	Dow Jones U.S. FinancialsSM Index	(28,582,722)	27,644,321	938,401	—

$824,741,724					$(18,487,638)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2016

Ultra Industrials

Shares		Value
	Common Stocks (a) — 70.9%
	Aerospace & Defense — 14.1%

497	B/E Aerospace, Inc.	$23,677
3,032	Boeing Co. (The)	382,487
518	BWX Technologies, Inc.	18,218
217	Curtiss-Wright Corp.	18,059
291	DigitalGlobe, Inc.*	6,091
144	Esterline Technologies Corp.*	9,707
1,424	General Dynamics Corp.	202,023
460	Hexcel Corp.	20,088
3,746	Honeywell International, Inc.	426,407
228	Huntington Ingalls Industries, Inc.	34,977
257	KLX, Inc.*	8,453
379	L-3 Communications Holdings, Inc.	52,003
1,279	Lockheed Martin Corp.	302,138
162	Moog, Inc., Class A*	8,737
881	Northrop Grumman Corp.	187,362
286	Orbital ATK, Inc.	24,891
1,456	Raytheon Co.	188,799
638	Rockwell Collins, Inc.	56,399
582	Spirit AeroSystems Holdings, Inc., Class A*	27,226
168	Teledyne Technologies, Inc.*	16,486
1,320	Textron, Inc.	50,239
261	TransDigm Group, Inc.*	68,784
240	Triumph Group, Inc.	9,055
3,787	United Technologies Corp.	380,896
		2,523,202
	Air Freight & Logistics — 3.7%

697	C.H. Robinson Worldwide, Inc.	52,261
887	Expeditors International of Washington, Inc.	43,064
1,248	FedEx Corp.	205,883
170	Hub Group, Inc., Class A*	6,803
3,360	United Parcel Service, Inc., Class B	346,382
433	XPO Logistics, Inc.*	12,670
		667,063
	Building Products — 1.3%

364	A. O. Smith Corp.	29,957
468	Allegion PLC	31,655
117	Armstrong Flooring, Inc.*	1,941
234	Armstrong World Industries, Inc.*	9,676
767	Fortune Brands Home & Security, Inc.	45,000
194	Lennox International, Inc.	26,646
1,626	Masco Corp.	53,073
568	Owens Corning	29,008
440	USG Corp.*	12,698
		239,654
	Chemicals — 0.8%

4	Ingevity Corp.*	122
382	Sherwin-Williams Co. (The)	111,196
354	Valspar Corp. (The)	38,345
		149,663
	Commercial Services & Supplies — 2.4%

426	Cintas Corp.	40,385
255	Clean Harbors, Inc.*	13,130
648	Covanta Holding Corp.	10,802
238	Deluxe Corp.	15,501
182	Essendant, Inc.	5,604
155	MSA Safety, Inc.	7,807
1,016	R.R. Donnelley & Sons Co.	16,551
1,159	Republic Services, Inc.	55,956
414	Stericycle, Inc.*	40,568
285	Tetra Tech, Inc.	8,721
2,067	Tyco International PLC	88,096
2,018	Waste Management, Inc.	122,997
		426,118
	Construction & Engineering — 0.9%

743	AECOM*	23,858
460	Chicago Bridge & Iron Co. N.V.	17,590
295	EMCOR Group, Inc.	14,027
676	Fluor Corp.	35,679
597	Jacobs Engineering Group, Inc.*	30,262
692	KBR, Inc.	10,069
735	Quanta Services, Inc.*	17,662
111	Valmont Industries, Inc.	15,354
		164,501
	Construction Materials — 0.9%

240	Eagle Materials, Inc.	18,797
313	Martin Marietta Materials, Inc.	59,169
648	Vulcan Materials Co.	75,654
		153,620
	Containers & Packaging — 2.6%

306	AptarGroup, Inc.	23,641
435	Avery Dennison Corp.	32,355
690	Ball Corp.	49,887
461	Bemis Co., Inc.	23,207
584	Berry Plastics Group, Inc.*	22,875
679	Crown Holdings, Inc.*	35,423
1,595	Graphic Packaging Holding Co.	21,373
2,002	International Paper Co.	84,404
784	Owens-Illinois, Inc.*	14,818
459	Packaging Corp. of America	31,318
954	Sealed Air Corp.	44,304
197	Silgan Holdings, Inc.	10,075
492	Sonoco Products Co.	23,454
1,236	WestRock Co.	48,958
		466,092
	Electrical Equipment — 3.2%

213	Acuity Brands, Inc.	55,176
1,147	AMETEK, Inc.	54,850
2,234	Eaton Corp. PLC	137,681
3,131	Emerson Electric Co.	162,875
211	EnerSys	12,685
327	Generac Holdings, Inc.*	12,397
260	Hubbell, Inc.	27,630
217	Regal Beloit Corp.	12,397
640	Rockwell Automation, Inc.	74,272
829	Sensata Technologies Holding N.V.*	30,656
		580,619
	Electronic Equipment, Instruments & Components — 2.8%

1,500	Amphenol Corp., Class A	88,080
138	Anixter International, Inc.*	8,308
443	Arrow Electronics, Inc.*	28,627
639	Avnet, Inc.	26,218
204	Belden, Inc.	13,193
413	Cognex Corp.	17,788
199	FEI Co.	21,382
670	FLIR Systems, Inc.	20,870
178	IPG Photonics Corp.*	15,376
185	Itron, Inc.*	8,149
928	Jabil Circuit, Inc.	17,706
834	Keysight Technologies, Inc.*	25,545
431	Knowles Corp.*	6,301
109	Littelfuse, Inc.	12,484
491	National Instruments Corp.	14,028
1,800	TE Connectivity Ltd.	108,000
1,222	Trimble Navigation Ltd.*	31,259
536	VeriFone Systems, Inc.*	14,150
660	Vishay Intertechnology, Inc.	8,554
254	Zebra Technologies Corp., Class A*	13,490
		499,508

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 12.7%

2,946	3M Co.	$495,871
313	Carlisle Cos., Inc.	32,495
2,911	Danaher Corp.	286,326
45,429	General Electric Co.	1,373,321
492	Roper Technologies, Inc.	84,171
		2,272,184
	Internet Software & Services — 0.6%

158	CoStar Group, Inc.*	32,641
562	LinkedIn Corp., Class A*	76,713
		109,354
	IT Services — 8.7%

3,057	Accenture PLC, Class A	363,691
289	Alliance Data Systems Corp.*	64,213
2,227	Automatic Data Processing, Inc.	195,620
557	Booz Allen Hamilton Holding Corp.	16,303
579	Broadridge Financial Solutions, Inc.	37,166
470	Convergys Corp.	13,249
430	CoreLogic, Inc.*	16,026
244	Euronet Worldwide, Inc.*	19,474
1,344	Fidelity National Information Services, Inc.	99,819
876	First Data Corp., Class A*	10,976
1,085	Fiserv, Inc.*	114,283
377	FleetCor Technologies, Inc.*	56,132
756	Genpact Ltd.*	21,312
750	Global Payments, Inc.	58,268
384	Jack Henry & Associates, Inc.	32,421
316	MAXIMUS, Inc.	18,217
262	NeuStar, Inc., Class A*	6,170
1,564	Paychex, Inc.	84,800
5,417	PayPal Holdings, Inc.*	204,708
993	Sabre Corp.	27,973
820	Total System Services, Inc.	44,034
188	WEX, Inc.*	17,345
4,636	Xerox Corp.	46,221
		1,568,421
	Life Sciences Tools & Services — 0.9%

1,596	Agilent Technologies, Inc.	73,241
131	Mettler-Toledo International, Inc.*	49,167
535	PerkinElmer, Inc.	29,291
		151,699
	Machinery — 7.9%

287	Actuant Corp., Class A	7,832
345	AGCO Corp.	17,916
833	Allison Transmission Holdings, Inc.	23,399
2,835	Caterpillar, Inc.	205,566
237	CLARCOR, Inc.	14,054
490	Colfax Corp.*	13,274
241	Crane Co.	13,833
789	Cummins, Inc.	90,317
1,458	Deere & Co.	119,979
601	Donaldson Co., Inc.	20,140
755	Dover Corp.	50,396
633	Flowserve Corp.	30,466
268	Graco, Inc.	21,512
307	Hillenbrand, Inc.	9,585
370	IDEX Corp.	30,836
1,594	Illinois Tool Works, Inc.	169,012
1,251	Ingersoll-Rand PLC	83,579
436	ITT, Inc.	15,482
477	Joy Global, Inc.	8,123
388	Kennametal, Inc.	9,498
313	Lincoln Electric Holdings, Inc.	18,836
665	Manitowoc Co., Inc. (The)	3,790
665	Manitowoc Foodservice, Inc.*	10,953
278	Mueller Industries, Inc.	8,643
322	Navistar International Corp.*	3,623
261	Nordson Corp.	22,702
356	Oshkosh Corp.	16,344
1,711	PACCAR, Inc.	95,388
658	Parker-Hannifin Corp.	75,565
888	Pentair PLC	53,493
204	SPX Corp.	3,380
203	SPX FLOW, Inc.*	6,084
529	Terex Corp.	11,204
339	Timken Co. (The)	11,272
265	Toro Co. (The)	23,667
744	Trinity Industries, Inc.	13,437
448	Wabtec Corp.	34,666
271	Woodward, Inc.	15,431
869	Xylem, Inc.	38,810
		1,422,087
	Marine — 0.1%

262	Kirby Corp.*	18,361

	Multi-Utilities — 0.1%

951	MDU Resources Group, Inc.	21,749

	Paper & Forest Products — 0.1%

697	Louisiana-Pacific Corp.*	12,741

	Professional Services — 1.2%

204	Advisory Board Co. (The)*	6,697
159	CEB, Inc.	10,138
578	Equifax, Inc.	72,672
201	FTI Consulting, Inc.*	8,412
352	ManpowerGroup, Inc.	28,072
639	Robert Half International, Inc.	26,576
753	Verisk Analytics, Inc.*	59,781
		212,348
	Road & Rail — 4.2%

4,689	CSX Corp.	123,930
277	Genesee & Wyoming, Inc., Class A*	16,640
434	J.B. Hunt Transport Services, Inc.	35,901
528	Kansas City Southern	49,157
207	Landstar System, Inc.	14,045
1,452	Norfolk Southern Corp.	122,055
335	Old Dominion Freight Line, Inc.*	21,557
260	Ryder System, Inc.	18,101
4,121	Union Pacific Corp.	346,947
		748,333
	Trading Companies & Distributors — 1.6%

460	Air Lease Corp.	13,823
191	Applied Industrial Technologies, Inc.	8,633
1,405	Fastenal Co.	64,672
205	GATX Corp.	9,403
896	HD Supply Holdings, Inc.*	31,629
498	MRC Global, Inc.*	7,067
235	MSC Industrial Direct Co., Inc., Class A	17,613
522	NOW, Inc.*	9,051
443	United Rentals, Inc.*	30,864
277	W.W. Grainger, Inc.	63,253
125	Watsco, Inc.	16,779
205	WESCO International, Inc.*	11,958
		284,745

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Transportation Infrastructure — 0.1%

362	Macquarie Infrastructure Corp.	$25,923

	Total Common Stocks (Cost $13,628,921)	12,717,985

Principal Amount
	Repurchase Agreements (a)(b) — 16.2%
$2,916,058	Repurchase Agreements with various counterparties, rates 0.27% - 0.30%, dated 05/31/16, due 06/01/16, total to be received $2,916,080	2,916,058
	Total Repurchase Agreements (Cost $2,916,058)	2,916,058

	Total Investment Securities (Cost $16,544,979) — 87.1%	15,634,043
	Other assets less liabilities — 12.9%	2,318,175
	Net Assets — 100.0%	$17,952,218

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2016, the aggregate value of segregated securities was $5,979,484.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,123
Aggregate gross unrealized depreciation	(1,006,966)
Net unrealized depreciation	$(883,843)
Federal income tax cost of investments	$16,517,886

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of May 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$482,115	11/07/16	Bank of America, N.A.	0.33%	iShares® U.S. Industrials ETF	$465,279
1,505,067	01/08/18	Bank of America, N.A.	0.64%	Dow Jones U.S. IndustrialsSM Index	7,359
1,987,182					472,638	$(469,287)	$—	$3,351
469,684	11/07/17	Citibank, N.A.	0.71%	Dow Jones U.S. IndustrialsSM Index	404,652	(368,438)	—	36,214
12,431,625	01/08/18	Credit Suisse International	0.74%	Dow Jones U.S. IndustrialsSM Index	180,797	—	(588)	180,209
495,021	11/06/17	Deutsche Bank AG	0.81%	Dow Jones U.S. IndustrialsSM Index	178,953
1,635,421	01/06/17	Deutsche Bank AG	0.21%	iShares® U.S. Industrials ETF	27,257
2,130,442					206,210	—	(206,210)	—
263,758	01/08/18	Goldman Sachs International	0.91%	Dow Jones U.S. IndustrialsSM Index	37,148	—	—	37,148
310,404	11/06/17	Morgan Stanley & Co. International PLC	0.74%	Dow Jones U.S. IndustrialsSM Index	94,567
4,003,551	11/07/16	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Industrials ETF	154,785
4,313,955					249,352	(136,019)	—	113,333
698,296	01/08/18	Societe Generale	0.84%	Dow Jones U.S. IndustrialsSM Index	230,981	—	(20,000)	210,981
916,372	11/06/17	UBS AG	0.74%	Dow Jones U.S. IndustrialsSM Index	152,931	—	—	152,931
$23,211,314					$1,934,709

See accompanying notes to the financial statements.

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of May 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, (1) with respect to the funds designated with the number “(1)”, the accompanying  statements of assets and liabilities, including the summary schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of portfolio investments (included in Item 6 of this Form N-CSR), and (2) with respect to the funds designated with the number “(2)”, the accompanying  statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR), present fairly, in all material respects, the financial position of the following one hundred thirty funds included in the ProShares Trust:

(collectively, the “Funds”) at May 31, 2016, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements, financial highlights, and (with respect to the funds designated with the number (1)) schedules of portfolio investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 29, 2016

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)                  Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 27, 2016

By:	/s/ Charles S. Todd
Charles S. Todd
Treasurer
July 27, 2016